UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund)

Class A EAIIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.10%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Index Plus (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An overweight to the South African rand also contributed as the currency rallied along with most Emerging Markets currencies aided by U.S. dollar weakness

↑ An out-of-index allocation to Icelandic krona contributed to performance as the currency rallied and growth expectations were strong

↓ Underweight allocations to the Malaysian ringgit and Chinese yuan detracted as the currencies rallied along with broader Emerging Markets currencies

↓ An overweight to the New Zealand dollar detracted from performance in part due to added pressure from multiple rate cuts during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	Blended Index	FTSE World Government Bond Index (WGBI)	J.P. Morgan Emerging Markets Index Plus
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,699	$9,784	$9,790	$9,792	$9,863
12/15	$9,714	$9,566	$9,818	$9,881	$9,753
1/16	$9,642	$9,599	$9,932	$10,016	$9,640
2/16	$9,643	$9,738	$10,192	$10,308	$9,696
3/16	$9,844	$10,619	$10,594	$10,582	$10,285
4/16	$9,890	$10,893	$10,755	$10,715	$10,376
5/16	$9,806	$10,300	$10,508	$10,553	$10,065
6/16	$9,853	$10,907	$10,942	$10,943	$10,320
7/16	$9,846	$10,972	$11,001	$11,001	$10,358
8/16	$9,940	$10,977	$10,925	$10,905	$10,381
9/16	$9,989	$11,199	$11,026	$10,976	$10,474
10/16	$9,960	$11,104	$10,705	$10,599	$10,393
11/16	$9,851	$10,323	$10,158	$10,108	$10,049
12/16	$9,923	$10,517	$10,141	$10,039	$10,098
1/17	$10,020	$10,754	$10,269	$10,141	$10,284
2/17	$10,162	$10,947	$10,337	$10,180	$10,455
3/17	$10,709	$11,200	$10,397	$10,195	$10,621
4/17	$10,713	$11,331	$10,530	$10,327	$10,656
5/17	$10,787	$11,553	$10,715	$10,504	$10,821
6/17	$10,768	$11,606	$10,713	$10,490	$10,826
7/17	$10,796	$11,847	$10,917	$10,685	$11,001
8/17	$10,859	$12,059	$11,058	$10,810	$11,112
9/17	$10,829	$12,019	$10,945	$10,680	$11,043
10/17	$10,845	$11,680	$10,836	$10,623	$10,981
11/17	$10,897	$11,877	$10,996	$10,774	$11,162
12/17	$10,973	$12,117	$11,054	$10,791	$11,264
1/18	$11,121	$12,659	$11,298	$10,968	$11,589
2/18	$11,090	$12,527	$11,213	$10,893	$11,467
3/18	$11,142	$12,655	$11,374	$11,061	$11,546
4/18	$11,038	$12,281	$11,135	$10,852	$11,330
5/18	$10,885	$11,670	$10,916	$10,720	$11,061
6/18	$10,792	$11,336	$10,828	$10,690	$10,880
7/18	$10,858	$11,551	$10,834	$10,646	$10,974
8/18	$10,605	$10,848	$10,685	$10,625	$10,643
9/18	$10,585	$11,129	$10,653	$10,516	$10,759
10/18	$10,565	$10,911	$10,518	$10,401	$10,636
11/18	$10,645	$11,218	$10,617	$10,451	$10,815
12/18	$10,680	$11,364	$10,848	$10,701	$10,888
1/19	$10,878	$11,984	$11,088	$10,851	$11,184
2/19	$10,863	$11,853	$10,982	$10,751	$11,129
3/19	$10,824	$11,696	$11,065	$10,887	$11,049
4/19	$10,873	$11,675	$11,017	$10,833	$11,057
5/19	$10,910	$11,710	$11,174	$11,019	$10,984
6/19	$11,082	$12,355	$11,506	$11,276	$11,277
7/19	$11,152	$12,470	$11,484	$11,223	$11,278
8/19	$11,017	$12,140	$11,668	$11,522	$10,917
9/19	$11,101	$12,257	$11,569	$11,372	$11,042
10/19	$11,159	$12,612	$11,686	$11,433	$11,268
11/19	$11,166	$12,383	$11,535	$11,300	$11,197
12/19	$11,330	$12,895	$11,656	$11,332	$11,454
1/20	$11,324	$12,729	$11,777	$11,515	$11,304
2/20	$11,357	$12,295	$11,790	$11,630	$11,057
3/20	$10,962	$10,933	$11,471	$11,559	$10,483
4/20	$11,076	$11,362	$11,671	$11,696	$10,602
5/20	$11,218	$11,950	$11,810	$11,719	$10,757
6/20	$11,361	$12,007	$11,882	$11,794	$10,842
7/20	$11,751	$12,369	$12,299	$12,223	$11,039
8/20	$11,826	$12,329	$12,246	$12,168	$11,108
9/20	$11,750	$12,080	$12,175	$12,141	$10,997
10/20	$11,798	$12,131	$12,168	$12,119	$11,043
11/20	$12,112	$12,797	$12,455	$12,310	$11,416
12/20	$12,386	$13,242	$12,677	$12,477	$11,653
1/21	$12,336	$13,100	$12,520	$12,317	$11,585
2/21	$12,158	$12,749	$12,211	$12,020	$11,517
3/21	$11,922	$12,358	$11,932	$11,769	$11,353
4/21	$12,101	$12,637	$12,096	$11,904	$11,538
5/21	$12,204	$12,953	$12,243	$12,011	$11,724
6/21	$12,011	$12,795	$12,109	$11,884	$11,582
7/21	$12,030	$12,741	$12,257	$12,077	$11,523
8/21	$12,074	$12,839	$12,219	$12,008	$11,608
9/21	$11,862	$12,398	$11,915	$11,737	$11,400
10/21	$11,753	$12,234	$11,844	$11,688	$11,436
11/21	$11,613	$11,899	$11,772	$11,680	$11,137
12/21	$11,679	$12,084	$11,750	$11,607	$11,292
1/22	$11,538	$12,083	$11,552	$11,363	$11,307
2/22	$11,278	$11,479	$11,338	$11,242	$11,096
3/22	$11,031	$11,303	$10,993	$10,858	$10,668
4/22	$10,618	$10,622	$10,344	$10,219	$10,347
5/22	$10,611	$10,809	$10,375	$10,212	$10,442
6/22	$10,135	$10,328	$10,021	$9,891	$10,181
7/22	$10,159	$10,358	$10,169	$10,067	$10,098
8/22	$9,969	$10,344	$9,813	$9,629	$10,083
9/22	$9,473	$9,840	$9,317	$9,138	$9,776
10/22	$9,527	$9,753	$9,262	$9,090	$9,830
11/22	$10,229	$10,446	$9,730	$9,503	$10,278
12/22	$10,361	$10,672	$9,759	$9,487	$10,486
1/23	$10,742	$11,130	$10,092	$9,790	$10,797
2/23	$10,361	$10,778	$9,758	$9,463	$10,598
3/23	$10,713	$11,223	$10,134	$9,821	$10,815
4/23	$10,753	$11,319	$10,184	$9,861	$10,861
5/23	$10,604	$11,141	$9,975	$9,646	$10,770
6/23	$10,675	$11,504	$10,039	$9,645	$10,901
7/23	$10,764	$11,835	$10,123	$9,677	$11,105
8/23	$10,645	$11,517	$9,956	$9,543	$10,944
9/23	$10,254	$11,129	$9,631	$9,233	$10,801
10/23	$10,151	$11,070	$9,536	$9,132	$10,808
11/23	$10,660	$11,654	$10,009	$9,577	$11,181
12/23	$11,236	$12,027	$10,409	$9,979	$11,371
1/24	$11,067	$11,844	$10,248	$9,824	$11,208
2/24	$10,847	$11,776	$10,130	$9,696	$11,246
3/24	$10,905	$11,773	$10,164	$9,738	$11,244
4/24	$10,487	$11,521	$9,910	$9,485	$11,171
5/24	$10,810	$11,707	$10,027	$9,587	$11,311
6/24	$10,753	$11,581	$10,002	$9,584	$11,214
7/24	$11,162	$11,844	$10,277	$9,858	$11,313
8/24	$11,338	$12,208	$10,529	$10,085	$11,572
9/24	$11,633	$12,622	$10,739	$10,251	$11,801
10/24	$11,070	$12,040	$10,342	$9,896	$11,509
11/24	$11,181	$11,972	$10,351	$9,920	$11,413
12/24	$10,919	$11,741	$10,122	$9,693	$11,248
1/25	$11,031	$11,982	$10,201	$9,738	$11,422
2/25	$11,194	$12,061	$10,329	$9,875	$11,460
3/25	$11,290	$12,247	$10,417	$9,942	$11,600
4/25	$11,817	$12,645	$10,763	$10,274	$11,937
5/25	$11,757	$12,823	$10,737	$10,207	$12,142
6/25	$11,991	$13,181	$10,957	$10,397	$12,422
7/25	$11,894	$13,082	$10,784	$10,211	$12,262
8/25	$12,060	$13,364	$10,948	$10,351	$12,417
9/25	$12,191	$13,550	$11,032	$10,414	$12,513
10/25	$12,238	$13,613	$11,018	$10,386	$12,497

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class A	10.52%	0.73%	2.37%
Class A with 3.25% Maximum Sales Charge	6.93%	0.07%	2.04%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%
Blended IndexFootnote Reference3	6.53%	(1.96)%	0.97%
FTSE World Government Bond Index (WGBI)	4.95%	(3.04)%	0.38%
J.P. Morgan Emerging Markets Index Plus	8.58%	2.50%	2.25%
Footnote	Description
Footnote[1]	Effective August 12, 2025, the Fund changed its primary prospectus benchmark from the FTSE World Government Bond Index (WGBI) to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund's primary benchmark to represent the overall applicable market.
Footnote[2]	Performance prior to August 12, 2025 reflects the Fund's performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[3]	Index consists of 80% FTSE World Government Bond Index and 20% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$39,823,579
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	312
Portfolio Turnover Rate (for International Income Portfolio)	209%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of International Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Short-Term Investments
65.6%
Sovereign Government Bonds
32.7%
Other†
1.7%

Value	Value
OtherFootnote Reference†	1.7%
Sovereign Government Bonds	32.7%
Short-Term Investments	65.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Kazakhstan	5.3%
Uzbekistan	5.0%
Vietnam	4.8%
India	4.6%
Turkey	4.2%
Nigeria	4.1%
Iceland	3.8%
Paraguay	3.4%
Sweden	3.1%
Other	58.1%
Total Long Exposure	102.9%
Hungary	(0.1)%
United Kingdom	(0.2)%
Total Short Exposure	(0.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 12, 2025, the name of the Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Effective December 31, 2024, the investment sub-adviser of the Fund is Morgan Stanley Investment Management Limited.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EAIIX-TSR-AR

Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund)

Class C ECIMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.85%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Index Plus (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An overweight to the South African rand also contributed as the currency rallied along with most Emerging Markets currencies aided by U.S. dollar weakness

↑ An out-of-index allocation to Icelandic krona contributed to performance as the currency rallied and growth expectations were strong

↓ Underweight allocations to the Malaysian ringgit and Chinese yuan detracted as the currencies rallied along with broader Emerging Markets currencies

↓ An overweight to the New Zealand dollar detracted from performance in part due to added pressure from multiple rate cuts during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	Blended Index	FTSE World Government Bond Index (WGBI)	J.P. Morgan Emerging Markets Index Plus
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$10,017	$9,784	$9,790	$9,792	$9,863
12/15	$10,025	$9,566	$9,818	$9,881	$9,753
1/16	$9,943	$9,599	$9,932	$10,016	$9,640
2/16	$9,948	$9,738	$10,192	$10,308	$9,696
3/16	$10,148	$10,619	$10,594	$10,582	$10,285
4/16	$10,189	$10,893	$10,755	$10,715	$10,376
5/16	$10,094	$10,300	$10,508	$10,553	$10,065
6/16	$10,135	$10,907	$10,942	$10,943	$10,320
7/16	$10,120	$10,972	$11,001	$11,001	$10,358
8/16	$10,209	$10,977	$10,925	$10,905	$10,381
9/16	$10,253	$11,199	$11,026	$10,976	$10,474
10/16	$10,217	$11,104	$10,705	$10,599	$10,393
11/16	$10,099	$10,323	$10,158	$10,108	$10,049
12/16	$10,168	$10,517	$10,141	$10,039	$10,098
1/17	$10,261	$10,754	$10,269	$10,141	$10,284
2/17	$10,400	$10,947	$10,337	$10,180	$10,455
3/17	$10,953	$11,200	$10,397	$10,195	$10,621
4/17	$10,951	$11,331	$10,530	$10,327	$10,656
5/17	$11,021	$11,553	$10,715	$10,504	$10,821
6/17	$10,995	$11,606	$10,713	$10,490	$10,826
7/17	$11,017	$11,847	$10,917	$10,685	$11,001
8/17	$11,075	$12,059	$11,058	$10,810	$11,112
9/17	$11,037	$12,019	$10,945	$10,680	$11,043
10/17	$11,047	$11,680	$10,836	$10,623	$10,981
11/17	$11,094	$11,877	$10,996	$10,774	$11,162
12/17	$11,165	$12,117	$11,054	$10,791	$11,264
1/18	$11,309	$12,659	$11,298	$10,968	$11,589
2/18	$11,270	$12,527	$11,213	$10,893	$11,467
3/18	$11,317	$12,655	$11,374	$11,061	$11,546
4/18	$11,205	$12,281	$11,135	$10,852	$11,330
5/18	$11,043	$11,670	$10,916	$10,720	$11,061
6/18	$10,942	$11,336	$10,828	$10,690	$10,880
7/18	$11,003	$11,551	$10,834	$10,646	$10,974
8/18	$10,740	$10,848	$10,685	$10,625	$10,643
9/18	$10,714	$11,129	$10,653	$10,516	$10,759
10/18	$10,687	$10,911	$10,518	$10,401	$10,636
11/18	$10,762	$11,218	$10,617	$10,451	$10,815
12/18	$10,790	$11,364	$10,848	$10,701	$10,888
1/19	$10,984	$11,984	$11,088	$10,851	$11,184
2/19	$10,963	$11,853	$10,982	$10,751	$11,129
3/19	$10,917	$11,696	$11,065	$10,887	$11,049
4/19	$10,960	$11,675	$11,017	$10,833	$11,057
5/19	$10,991	$11,710	$11,174	$11,019	$10,984
6/19	$11,158	$12,355	$11,506	$11,276	$11,277
7/19	$11,222	$12,470	$11,484	$11,223	$11,278
8/19	$11,079	$12,140	$11,668	$11,522	$10,917
9/19	$11,157	$12,257	$11,569	$11,372	$11,042
10/19	$11,209	$12,612	$11,686	$11,433	$11,268
11/19	$11,196	$12,383	$11,535	$11,300	$11,197
12/19	$11,367	$12,895	$11,656	$11,332	$11,454
1/20	$11,354	$12,729	$11,777	$11,515	$11,304
2/20	$11,381	$12,295	$11,790	$11,630	$11,057
3/20	$10,978	$10,933	$11,471	$11,559	$10,483
4/20	$11,087	$11,362	$11,671	$11,696	$10,602
5/20	$11,222	$11,950	$11,810	$11,719	$10,757
6/20	$11,358	$12,007	$11,882	$11,794	$10,842
7/20	$11,741	$12,369	$12,299	$12,223	$11,039
8/20	$11,810	$12,329	$12,246	$12,168	$11,108
9/20	$11,727	$12,080	$12,175	$12,141	$10,997
10/20	$11,768	$12,131	$12,168	$12,119	$11,043
11/20	$12,074	$12,797	$12,455	$12,310	$11,416
12/20	$12,340	$13,242	$12,677	$12,477	$11,653
1/21	$12,283	$13,100	$12,520	$12,317	$11,585
2/21	$12,098	$12,749	$12,211	$12,020	$11,517
3/21	$11,857	$12,358	$11,932	$11,769	$11,353
4/21	$12,027	$12,637	$12,096	$11,904	$11,538
5/21	$12,122	$12,953	$12,243	$12,011	$11,724
6/21	$11,924	$12,795	$12,109	$11,884	$11,582
7/21	$11,936	$12,741	$12,257	$12,077	$11,523
8/21	$11,972	$12,839	$12,219	$12,008	$11,608
9/21	$11,755	$12,398	$11,915	$11,737	$11,400
10/21	$11,640	$12,234	$11,844	$11,688	$11,436
11/21	$11,494	$11,899	$11,772	$11,680	$11,137
12/21	$11,554	$12,084	$11,750	$11,607	$11,292
1/22	$11,393	$12,083	$11,552	$11,363	$11,307
2/22	$11,143	$11,479	$11,338	$11,242	$11,096
3/22	$10,893	$11,303	$10,993	$10,858	$10,668
4/22	$10,480	$10,622	$10,344	$10,219	$10,347
5/22	$10,466	$10,809	$10,375	$10,212	$10,442
6/22	$9,991	$10,328	$10,021	$9,891	$10,181
7/22	$10,009	$10,358	$10,169	$10,067	$10,098
8/22	$9,816	$10,344	$9,813	$9,629	$10,083
9/22	$9,322	$9,840	$9,317	$9,138	$9,776
10/22	$9,370	$9,753	$9,262	$9,090	$9,830
11/22	$10,054	$10,446	$9,730	$9,503	$10,278
12/22	$10,178	$10,672	$9,759	$9,487	$10,486
1/23	$10,546	$11,130	$10,092	$9,790	$10,797
2/23	$10,166	$10,778	$9,758	$9,463	$10,598
3/23	$10,506	$11,223	$10,134	$9,821	$10,815
4/23	$10,538	$11,319	$10,184	$9,861	$10,861
5/23	$10,386	$11,141	$9,975	$9,646	$10,770
6/23	$10,450	$11,504	$10,039	$9,645	$10,901
7/23	$10,530	$11,835	$10,123	$9,677	$11,105
8/23	$10,408	$11,517	$9,956	$9,543	$10,944
9/23	$10,019	$11,129	$9,631	$9,233	$10,801
10/23	$9,912	$11,070	$9,536	$9,132	$10,808
11/23	$10,402	$11,654	$10,009	$9,577	$11,181
12/23	$10,958	$12,027	$10,409	$9,979	$11,371
1/24	$10,786	$11,844	$10,248	$9,824	$11,208
2/24	$10,565	$11,776	$10,130	$9,696	$11,246
3/24	$10,615	$11,773	$10,164	$9,738	$11,244
4/24	$10,201	$11,521	$9,910	$9,485	$11,171
5/24	$10,509	$11,707	$10,027	$9,587	$11,311
6/24	$10,447	$11,581	$10,002	$9,584	$11,214
7/24	$10,838	$11,844	$10,277	$9,858	$11,313
8/24	$11,002	$12,208	$10,529	$10,085	$11,572
9/24	$11,281	$12,622	$10,739	$10,251	$11,801
10/24	$10,728	$12,040	$10,342	$9,896	$11,509
11/24	$10,845	$11,972	$10,351	$9,920	$11,413
12/24	$10,569	$11,741	$10,122	$9,693	$11,248
1/25	$10,670	$11,982	$10,201	$9,738	$11,422
2/25	$10,822	$12,061	$10,329	$9,875	$11,460
3/25	$10,907	$12,247	$10,417	$9,942	$11,600
4/25	$11,409	$12,645	$10,763	$10,274	$11,937
5/25	$11,344	$12,823	$10,737	$10,207	$12,142
6/25	$11,563	$13,181	$10,957	$10,397	$12,422
7/25	$11,462	$13,082	$10,784	$10,211	$12,262
8/25	$11,614	$13,364	$10,948	$10,351	$12,417
9/25	$11,734	$13,550	$11,032	$10,414	$12,513
10/25	$11,946	$13,613	$11,018	$10,386	$12,497

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.69%	0.00%Footnote Reference*	1.79%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	8.69%	0.00%Footnote Reference*	1.79%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%
Blended IndexFootnote Reference3	6.53%	(1.96)%	0.97%
FTSE World Government Bond Index (WGBI)	4.95%	(3.04)%	0.38%
J.P. Morgan Emerging Markets Index Plus	8.58%	2.50%	2.25%
Footnote	Description
Footnote[1]	Effective August 12, 2025, the Fund changed its primary prospectus benchmark from the FTSE World Government Bond Index (WGBI) to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund's primary benchmark to represent the overall applicable market.
Footnote[2]	Performance prior to August 12, 2025 reflects the Fund's performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[3]	Index consists of 80% FTSE World Government Bond Index and 20% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified, rebalanced monthly.
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$39,823,579
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	312
Portfolio Turnover Rate (for International Income Portfolio)	209%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of International Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Sovereign Government Bonds	32.7%
Short-Term Investments	65.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Kazakhstan	5.3%
Uzbekistan	5.0%
Vietnam	4.8%
India	4.6%
Turkey	4.2%
Nigeria	4.1%
Iceland	3.8%
Paraguay	3.4%
Sweden	3.1%
Other	58.1%
Total Long Exposure	102.9%
Hungary	(0.1)%
United Kingdom	(0.2)%
Total Short Exposure	(0.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 12, 2025, the name of the Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Effective December 31, 2024, the investment sub-adviser of the Fund is Morgan Stanley Investment Management Limited.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECIMX-TSR-AR

Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund)

Class I EIIMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Index Plus (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An overweight to the South African rand also contributed as the currency rallied along with most Emerging Markets currencies aided by U.S. dollar weakness

↑ An out-of-index allocation to Icelandic krona contributed to performance as the currency rallied and growth expectations were strong

↓ Underweight allocations to the Malaysian ringgit and Chinese yuan detracted as the currencies rallied along with broader Emerging Markets currencies

↓ An overweight to the New Zealand dollar detracted from performance in part due to added pressure from multiple rate cuts during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	Blended Index	FTSE World Government Bond Index (WGBI)	J.P. Morgan Emerging Markets Index Plus
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$1,001,672	$978,376	$979,032	$979,196	$986,293
12/15	$1,003,526	$956,575	$981,816	$988,131	$975,277
1/16	$996,421	$959,898	$993,209	$1,001,605	$964,023
2/16	$996,827	$973,757	$1,019,235	$1,030,798	$969,617
3/16	$1,018,000	$1,061,944	$1,059,358	$1,058,183	$1,028,485
4/16	$1,023,148	$1,089,263	$1,075,459	$1,071,481	$1,037,627
5/16	$1,014,732	$1,030,040	$1,050,775	$1,055,304	$1,006,542
6/16	$1,019,926	$1,090,684	$1,094,206	$1,094,294	$1,031,976
7/16	$1,019,545	$1,097,248	$1,100,144	$1,100,071	$1,035,828
8/16	$1,029,624	$1,097,689	$1,092,545	$1,090,462	$1,038,094
9/16	$1,035,011	$1,119,898	$1,102,648	$1,097,551	$1,047,447
10/16	$1,032,196	$1,110,429	$1,070,545	$1,059,928	$1,039,256
11/16	$1,019,933	$1,032,348	$1,015,757	$1,010,755	$1,004,908
12/16	$1,027,746	$1,051,670	$1,014,085	$1,003,946	$1,009,838
1/17	$1,037,981	$1,075,352	$1,026,861	$1,014,104	$1,028,399
2/17	$1,053,031	$1,094,729	$1,033,736	$1,018,022	$1,045,451
3/17	$1,110,130	$1,120,047	$1,039,746	$1,019,535	$1,062,145
4/17	$1,110,852	$1,133,129	$1,052,956	$1,032,749	$1,065,637
5/17	$1,118,835	$1,155,343	$1,071,510	$1,050,436	$1,082,140
6/17	$1,117,145	$1,160,631	$1,071,317	$1,048,997	$1,082,611
7/17	$1,120,313	$1,184,702	$1,091,661	$1,068,459	$1,100,145
8/17	$1,127,172	$1,205,945	$1,105,846	$1,081,023	$1,111,236
9/17	$1,125,448	$1,201,850	$1,094,464	$1,068,032	$1,104,289
10/17	$1,126,187	$1,167,972	$1,083,606	$1,062,314	$1,098,076
11/17	$1,131,875	$1,187,650	$1,099,564	$1,077,396	$1,116,208
12/17	$1,140,080	$1,211,661	$1,105,429	$1,079,133	$1,126,355
1/18	$1,155,802	$1,265,930	$1,129,839	$1,096,837	$1,158,850
2/18	$1,152,792	$1,252,712	$1,121,293	$1,089,329	$1,146,727
3/18	$1,158,584	$1,265,505	$1,137,365	$1,106,066	$1,154,637
4/18	$1,147,983	$1,228,083	$1,113,475	$1,085,201	$1,133,013
5/18	$1,132,266	$1,166,961	$1,091,575	$1,072,025	$1,106,064
6/18	$1,122,852	$1,133,617	$1,082,848	$1,068,969	$1,088,000
7/18	$1,130,000	$1,155,099	$1,083,384	$1,064,566	$1,097,438
8/18	$1,103,840	$1,084,798	$1,068,476	$1,062,453	$1,064,333
9/18	$1,102,025	$1,112,927	$1,065,313	$1,051,634	$1,075,893
10/18	$1,101,514	$1,091,121	$1,051,781	$1,040,087	$1,063,599
11/18	$1,108,793	$1,121,755	$1,061,739	$1,045,095	$1,081,500
12/18	$1,112,685	$1,136,403	$1,084,801	$1,070,060	$1,088,829
1/19	$1,133,657	$1,198,420	$1,108,843	$1,085,105	$1,118,381
2/19	$1,132,365	$1,185,321	$1,098,247	$1,075,108	$1,112,943
3/19	$1,128,555	$1,169,593	$1,106,455	$1,088,719	$1,104,893
4/19	$1,133,986	$1,167,542	$1,101,654	$1,083,291	$1,105,745
5/19	$1,138,111	$1,170,993	$1,117,446	$1,101,901	$1,098,428
6/19	$1,156,407	$1,235,509	$1,150,597	$1,127,586	$1,127,720
7/19	$1,164,030	$1,246,967	$1,148,397	$1,122,277	$1,127,828
8/19	$1,150,085	$1,214,047	$1,166,799	$1,152,163	$1,091,748
9/19	$1,159,159	$1,225,719	$1,156,892	$1,137,166	$1,104,220
10/19	$1,165,579	$1,261,234	$1,168,554	$1,143,257	$1,126,825
11/19	$1,166,529	$1,238,311	$1,153,489	$1,130,028	$1,119,680
12/19	$1,185,451	$1,289,503	$1,165,591	$1,133,170	$1,145,431
1/20	$1,183,632	$1,272,910	$1,177,680	$1,151,505	$1,130,417
2/20	$1,188,814	$1,229,507	$1,179,013	$1,162,950	$1,105,657
3/20	$1,146,200	$1,093,342	$1,147,142	$1,155,853	$1,048,328
4/20	$1,158,483	$1,136,206	$1,167,054	$1,169,604	$1,060,152
5/20	$1,175,102	$1,195,038	$1,180,998	$1,171,932	$1,075,680
6/20	$1,188,948	$1,200,662	$1,188,163	$1,179,440	$1,084,217
7/20	$1,230,141	$1,236,916	$1,229,856	$1,222,271	$1,103,902
8/20	$1,238,344	$1,232,857	$1,224,610	$1,216,756	$1,110,840
9/20	$1,230,620	$1,208,001	$1,217,533	$1,214,100	$1,099,654
10/20	$1,235,990	$1,213,146	$1,216,795	$1,211,887	$1,104,273
11/20	$1,269,314	$1,279,723	$1,245,474	$1,230,964	$1,141,628
12/20	$1,298,387	$1,324,239	$1,267,696	$1,247,712	$1,165,251
1/21	$1,293,455	$1,310,042	$1,251,994	$1,231,739	$1,158,549
2/21	$1,274,996	$1,274,941	$1,221,086	$1,201,979	$1,151,711
3/21	$1,250,488	$1,235,803	$1,193,184	$1,176,872	$1,135,309
4/21	$1,269,604	$1,263,725	$1,209,583	$1,190,443	$1,153,781
5/21	$1,282,224	$1,295,256	$1,224,267	$1,201,082	$1,172,439
6/21	$1,260,671	$1,279,521	$1,210,948	$1,188,396	$1,158,212
7/21	$1,262,989	$1,274,053	$1,225,675	$1,207,733	$1,152,311
8/21	$1,267,884	$1,283,872	$1,221,937	$1,200,801	$1,160,780
9/21	$1,245,918	$1,239,817	$1,191,473	$1,173,681	$1,139,999
10/21	$1,234,642	$1,223,352	$1,184,359	$1,168,818	$1,143,581
11/21	$1,220,163	$1,189,890	$1,177,208	$1,167,988	$1,113,737
12/21	$1,229,063	$1,208,403	$1,175,013	$1,160,724	$1,129,195
1/22	$1,212,923	$1,208,340	$1,155,193	$1,136,265	$1,130,675
2/22	$1,185,674	$1,147,917	$1,133,835	$1,124,210	$1,109,582
3/22	$1,161,485	$1,130,336	$1,099,345	$1,085,768	$1,066,768
4/22	$1,118,223	$1,062,219	$1,034,393	$1,021,939	$1,034,746
5/22	$1,116,133	$1,080,946	$1,037,479	$1,021,245	$1,044,154
6/22	$1,067,742	$1,032,814	$1,002,097	$989,078	$1,018,065
7/22	$1,070,484	$1,035,838	$1,016,941	$1,006,667	$1,009,821
8/22	$1,050,661	$1,034,384	$981,250	$962,858	$1,008,287
9/22	$998,443	$984,007	$931,694	$913,797	$977,648
10/22	$1,004,412	$975,325	$926,166	$909,036	$982,975
11/22	$1,078,945	$1,044,638	$973,003	$950,348	$1,027,770
12/22	$1,093,186	$1,067,200	$975,887	$948,738	$1,048,624
1/23	$1,132,136	$1,113,012	$1,009,154	$978,983	$1,079,677
2/23	$1,093,667	$1,077,792	$975,845	$946,337	$1,059,775
3/23	$1,131,265	$1,122,251	$1,013,375	$982,072	$1,081,455
4/23	$1,135,741	$1,131,926	$1,018,408	$986,052	$1,086,120
5/23	$1,120,198	$1,114,053	$997,479	$964,615	$1,077,030
6/23	$1,126,392	$1,150,371	$1,003,875	$964,485	$1,090,142
7/23	$1,135,973	$1,183,471	$1,012,305	$967,671	$1,110,529
8/23	$1,123,622	$1,151,672	$995,643	$954,261	$1,094,416
9/23	$1,082,375	$1,112,899	$963,096	$923,300	$1,080,065
10/23	$1,073,317	$1,107,040	$953,624	$913,164	$1,080,762
11/23	$1,125,818	$1,165,371	$1,000,911	$957,737	$1,118,113
12/23	$1,187,149	$1,202,746	$1,040,935	$997,931	$1,137,123
1/24	$1,171,119	$1,184,429	$1,024,833	$982,434	$1,120,758
2/24	$1,148,067	$1,177,635	$1,012,986	$969,646	$1,124,616
3/24	$1,154,479	$1,177,302	$1,016,403	$973,803	$1,124,369
4/24	$1,108,483	$1,152,145	$990,952	$948,525	$1,117,092
5/24	$1,144,786	$1,170,732	$1,002,676	$958,727	$1,131,148
6/24	$1,137,195	$1,158,086	$1,000,235	$958,398	$1,121,387
7/24	$1,180,890	$1,184,429	$1,027,666	$985,803	$1,131,288
8/24	$1,201,635	$1,220,795	$1,052,902	$1,008,496	$1,157,223
9/24	$1,231,377	$1,262,238	$1,073,880	$1,025,053	$1,180,147
10/24	$1,173,541	$1,203,990	$1,034,242	$989,585	$1,150,920
11/24	$1,185,594	$1,197,159	$1,035,125	$992,044	$1,141,264
12/24	$1,156,154	$1,174,100	$1,012,156	$969,305	$1,124,801
1/25	$1,170,082	$1,198,186	$1,020,066	$973,802	$1,142,226
2/25	$1,185,903	$1,206,070	$1,032,868	$987,477	$1,146,009
3/25	$1,198,127	$1,224,712	$1,041,711	$994,229	$1,160,002
4/25	$1,252,602	$1,264,465	$1,076,284	$1,027,408	$1,193,749
5/25	$1,246,498	$1,282,341	$1,073,725	$1,020,723	$1,214,237
6/25	$1,273,491	$1,318,061	$1,095,715	$1,039,746	$1,242,194
7/25	$1,261,546	$1,308,173	$1,078,391	$1,021,148	$1,226,230
8/25	$1,281,319	$1,336,353	$1,094,790	$1,035,059	$1,241,743
9/25	$1,295,580	$1,355,028	$1,103,188	$1,041,367	$1,251,336
10/25	$1,300,463	$1,361,274	$1,101,827	$1,038,561	$1,249,674

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	10.82%	1.02%	2.66%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%
Blended IndexFootnote Reference3	6.53%	(1.96)%	0.97%
FTSE World Government Bond Index (WGBI)	4.95%	(3.04)%	0.38%
J.P. Morgan Emerging Markets Index Plus	8.58%	2.50%	2.25%
Footnote	Description
Footnote[1]	Effective August 12, 2025, the Fund changed its primary prospectus benchmark from the FTSE World Government Bond Index (WGBI) to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund's primary benchmark to represent the overall applicable market.
Footnote[2]	Performance prior to August 12, 2025 reflects the Fund's performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[3]	Index consists of 80% FTSE World Government Bond Index and 20% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$39,823,579
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	312
Portfolio Turnover Rate (for International Income Portfolio)	209%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of International Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Sovereign Government Bonds	32.7%
Short-Term Investments	65.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Kazakhstan	5.3%
Uzbekistan	5.0%
Vietnam	4.8%
India	4.6%
Turkey	4.2%
Nigeria	4.1%
Iceland	3.8%
Paraguay	3.4%
Sweden	3.1%
Other	58.1%
Total Long Exposure	102.9%
Hungary	(0.1)%
United Kingdom	(0.2)%
Total Short Exposure	(0.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 12, 2025, the name of the Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Effective December 31, 2024, the investment sub-adviser of the Fund is Morgan Stanley Investment Management Limited.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIIMX-TSR-AR

Eaton Vance Floating-Rate & High Income Fund

Advisers Class EAFHX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$111	1.08%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Advisers Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,859	$9,964	$9,912
12/15	$9,732	$9,914	$9,808
1/16	$9,661	$10,023	$9,744
2/16	$9,637	$10,094	$9,693
3/16	$9,947	$10,218	$9,960
4/16	$10,185	$10,288	$10,158
5/16	$10,258	$10,296	$10,248
6/16	$10,259	$10,477	$10,250
7/16	$10,403	$10,563	$10,397
8/16	$10,490	$10,575	$10,475
9/16	$10,587	$10,577	$10,566
10/16	$10,672	$10,507	$10,653
11/16	$10,681	$10,271	$10,681
12/16	$10,830	$10,301	$10,805
1/17	$10,902	$10,338	$10,865
2/17	$10,970	$10,418	$10,920
3/17	$10,991	$10,414	$10,928
4/17	$11,063	$10,500	$10,976
5/17	$11,112	$10,581	$11,016
6/17	$11,110	$10,573	$11,011
7/17	$11,184	$10,625	$11,087
8/17	$11,170	$10,717	$11,082
9/17	$11,219	$10,679	$11,126
10/17	$11,269	$10,692	$11,192
11/17	$11,292	$10,676	$11,205
12/17	$11,316	$10,723	$11,250
1/18	$11,419	$10,620	$11,358
2/18	$11,416	$10,519	$11,380
3/18	$11,443	$10,572	$11,412
4/18	$11,494	$10,501	$11,460
5/18	$11,510	$10,559	$11,479
6/18	$11,524	$10,543	$11,492
7/18	$11,618	$10,565	$11,577
8/18	$11,672	$10,618	$11,624
9/18	$11,738	$10,572	$11,704
10/18	$11,703	$10,484	$11,700
11/18	$11,587	$10,531	$11,594
12/18	$11,300	$10,696	$11,299
1/19	$11,601	$10,843	$11,587
2/19	$11,751	$10,855	$11,771
3/19	$11,747	$11,051	$11,751
4/19	$11,901	$11,066	$11,945
5/19	$11,840	$11,236	$11,919
6/19	$11,899	$11,395	$11,948
7/19	$11,968	$11,429	$12,044
8/19	$11,947	$11,687	$12,011
9/19	$11,990	$11,637	$12,067
10/19	$11,935	$11,674	$12,012
11/19	$12,004	$11,672	$12,083
12/19	$12,195	$11,689	$12,276
1/20	$12,237	$11,899	$12,344
2/20	$12,079	$12,077	$12,181
3/20	$10,682	$11,841	$10,674
4/20	$11,072	$12,078	$11,155
5/20	$11,447	$12,191	$11,578
6/20	$11,595	$12,293	$11,710
7/20	$11,815	$12,509	$11,939
8/20	$11,981	$12,437	$12,118
9/20	$12,001	$12,414	$12,194
10/20	$12,024	$12,370	$12,219
11/20	$12,349	$12,531	$12,491
12/20	$12,505	$12,575	$12,659
1/21	$12,627	$12,496	$12,810
2/21	$12,674	$12,334	$12,885
3/21	$12,666	$12,191	$12,885
4/21	$12,732	$12,293	$12,951
5/21	$12,781	$12,340	$13,026
6/21	$12,873	$12,430	$13,074
7/21	$12,864	$12,555	$13,073
8/21	$12,943	$12,547	$13,135
9/21	$13,006	$12,440	$13,219
10/21	$13,011	$12,429	$13,254
11/21	$12,955	$12,444	$13,233
12/21	$13,065	$12,436	$13,318
1/22	$12,994	$12,163	$13,366
2/22	$12,966	$11,998	$13,298
3/22	$12,942	$11,676	$13,304
4/22	$12,859	$11,240	$13,333
5/22	$12,596	$11,302	$12,992
6/22	$12,198	$11,076	$12,710
7/22	$12,536	$11,355	$12,981
8/22	$12,622	$11,060	$13,177
9/22	$12,263	$10,583	$12,877
10/22	$12,418	$10,467	$13,005
11/22	$12,628	$10,857	$13,161
12/22	$12,623	$10,820	$13,215
1/23	$12,983	$11,156	$13,568
2/23	$13,009	$10,882	$13,646
3/23	$13,009	$11,137	$13,642
4/23	$13,137	$11,205	$13,785
5/23	$13,107	$11,089	$13,760
6/23	$13,321	$11,072	$14,071
7/23	$13,491	$11,083	$14,252
8/23	$13,634	$11,016	$14,419
9/23	$13,653	$10,753	$14,558
10/23	$13,578	$10,592	$14,555
11/23	$13,840	$11,068	$14,733
12/23	$14,105	$11,488	$14,976
1/24	$14,183	$11,461	$15,077
2/24	$14,290	$11,323	$15,214
3/24	$14,421	$11,435	$15,343
4/24	$14,445	$11,167	$15,436
5/24	$14,560	$11,352	$15,581
6/24	$14,619	$11,456	$15,635
7/24	$14,735	$11,716	$15,742
8/24	$14,848	$11,889	$15,842
9/24	$14,942	$12,052	$15,955
10/24	$15,016	$11,778	$16,092
11/24	$15,142	$11,902	$16,225
12/24	$15,198	$11,722	$16,317
1/25	$15,289	$11,793	$16,429
2/25	$15,335	$12,037	$16,447
3/25	$15,206	$12,034	$16,395
4/25	$15,205	$12,077	$16,386
5/25	$15,408	$12,015	$16,641
6/25	$15,535	$12,203	$16,775
7/25	$15,608	$12,185	$16,922
8/25	$15,660	$12,331	$16,997
9/25	$15,745	$12,462	$17,072
10/25	$15,775	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Advisers Class	5.05%	5.58%	4.66%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EAFHX-TSR-AR

Eaton Vance Floating-Rate & High Income Fund

Class A EVFHX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.08%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,549	$9,964	$9,912
12/15	$9,424	$9,914	$9,808
1/16	$9,351	$10,023	$9,744
2/16	$9,331	$10,094	$9,693
3/16	$9,626	$10,218	$9,960
4/16	$9,856	$10,288	$10,158
5/16	$9,925	$10,296	$10,248
6/16	$9,927	$10,477	$10,250
7/16	$10,072	$10,563	$10,397
8/16	$10,153	$10,575	$10,475
9/16	$10,244	$10,577	$10,566
10/16	$10,335	$10,507	$10,653
11/16	$10,344	$10,271	$10,681
12/16	$10,493	$10,301	$10,805
1/17	$10,561	$10,338	$10,865
2/17	$10,624	$10,418	$10,920
3/17	$10,646	$10,414	$10,928
4/17	$10,702	$10,500	$10,976
5/17	$10,748	$10,581	$11,016
6/17	$10,760	$10,573	$11,011
7/17	$10,818	$10,625	$11,087
8/17	$10,808	$10,717	$11,082
9/17	$10,854	$10,679	$11,126
10/17	$10,913	$10,692	$11,192
11/17	$10,925	$10,676	$11,205
12/17	$10,949	$10,723	$11,250
1/18	$11,045	$10,620	$11,358
2/18	$11,045	$10,519	$11,380
3/18	$11,071	$10,572	$11,412
4/18	$11,131	$10,501	$11,460
5/18	$11,136	$10,559	$11,479
6/18	$11,152	$10,543	$11,492
7/18	$11,239	$10,565	$11,577
8/18	$11,303	$10,618	$11,624
9/18	$11,354	$10,572	$11,704
10/18	$11,324	$10,484	$11,700
11/18	$11,221	$10,531	$11,594
12/18	$10,939	$10,696	$11,299
1/19	$11,227	$10,843	$11,587
2/19	$11,378	$10,855	$11,771
3/19	$11,366	$11,051	$11,751
4/19	$11,521	$11,066	$11,945
5/19	$11,467	$11,236	$11,919
6/19	$11,511	$11,395	$11,948
7/19	$11,578	$11,429	$12,044
8/19	$11,561	$11,687	$12,011
9/19	$11,603	$11,637	$12,067
10/19	$11,555	$11,674	$12,012
11/19	$11,620	$11,672	$12,083
12/19	$11,809	$11,689	$12,276
1/20	$11,837	$11,899	$12,344
2/20	$11,683	$12,077	$12,181
3/20	$10,338	$11,841	$10,674
4/20	$10,720	$12,078	$11,155
5/20	$11,077	$12,191	$11,578
6/20	$11,226	$12,293	$11,710
7/20	$11,428	$12,509	$11,939
8/20	$11,594	$12,437	$12,118
9/20	$11,614	$12,414	$12,194
10/20	$11,651	$12,370	$12,219
11/20	$11,961	$12,531	$12,491
12/20	$12,105	$12,575	$12,659
1/21	$12,218	$12,496	$12,810
2/21	$12,277	$12,334	$12,885
3/21	$12,258	$12,191	$12,885
4/21	$12,321	$12,293	$12,951
5/21	$12,380	$12,340	$13,026
6/21	$12,453	$12,430	$13,074
7/21	$12,459	$12,555	$13,073
8/21	$12,534	$12,547	$13,135
9/21	$12,593	$12,440	$13,219
10/21	$12,599	$12,429	$13,254
11/21	$12,537	$12,444	$13,233
12/21	$12,639	$12,436	$13,318
1/22	$12,590	$12,163	$13,366
2/22	$12,553	$11,998	$13,298
3/22	$12,533	$11,676	$13,304
4/22	$12,446	$11,240	$13,333
5/22	$12,195	$11,302	$12,992
6/22	$11,807	$11,076	$12,710
7/22	$12,133	$11,355	$12,981
8/22	$12,211	$11,060	$13,177
9/22	$11,869	$10,583	$12,877
10/22	$12,020	$10,467	$13,005
11/22	$12,230	$10,857	$13,161
12/22	$12,215	$10,820	$13,215
1/23	$12,561	$11,156	$13,568
2/23	$12,589	$10,882	$13,646
3/23	$12,594	$11,137	$13,642
4/23	$12,715	$11,205	$13,785
5/23	$12,678	$11,089	$13,760
6/23	$12,893	$11,072	$14,071
7/23	$13,067	$11,083	$14,252
8/23	$13,188	$11,016	$14,419
9/23	$13,210	$10,753	$14,558
10/23	$13,147	$10,592	$14,555
11/23	$13,406	$11,068	$14,733
12/23	$13,653	$11,488	$14,976
1/24	$13,730	$11,461	$15,077
2/24	$13,832	$11,323	$15,214
3/24	$13,956	$11,435	$15,343
4/24	$13,984	$11,167	$15,436
5/24	$14,094	$11,352	$15,581
6/24	$14,154	$11,456	$15,635
7/24	$14,264	$11,716	$15,742
8/24	$14,373	$11,889	$15,842
9/24	$14,448	$12,052	$15,955
10/24	$14,537	$11,778	$16,092
11/24	$14,657	$11,902	$16,225
12/24	$14,713	$11,722	$16,317
1/25	$14,801	$11,793	$16,429
2/25	$14,831	$12,037	$16,447
3/25	$14,719	$12,034	$16,395
4/25	$14,707	$12,077	$16,386
5/25	$14,931	$12,015	$16,641
6/25	$15,034	$12,203	$16,775
7/25	$15,105	$12,185	$16,922
8/25	$15,158	$12,331	$16,997
9/25	$15,241	$12,462	$17,072
10/25	$15,266	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	5.06%	5.56%	4.67%
Class A with 3.25% Maximum Sales Charge	1.61%	4.86%	4.32%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EVFHX-TSR-AR

Eaton Vance Floating-Rate & High Income Fund

Class C ECFHX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.83%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,864	$9,964	$9,912
12/15	$9,731	$9,914	$9,808
1/16	$9,641	$10,023	$9,744
2/16	$9,623	$10,094	$9,693
3/16	$9,915	$10,218	$9,960
4/16	$10,147	$10,288	$10,158
5/16	$10,214	$10,296	$10,248
6/16	$10,208	$10,477	$10,250
7/16	$10,346	$10,563	$10,397
8/16	$10,425	$10,575	$10,475
9/16	$10,516	$10,577	$10,566
10/16	$10,594	$10,507	$10,653
11/16	$10,596	$10,271	$10,681
12/16	$10,749	$10,301	$10,805
1/17	$10,814	$10,338	$10,865
2/17	$10,862	$10,418	$10,920
3/17	$10,889	$10,414	$10,928
4/17	$10,941	$10,500	$10,976
5/17	$10,982	$10,581	$11,016
6/17	$10,973	$10,573	$11,011
7/17	$11,040	$10,625	$11,087
8/17	$11,019	$10,717	$11,082
9/17	$11,060	$10,679	$11,126
10/17	$11,115	$10,692	$11,192
11/17	$11,119	$10,676	$11,205
12/17	$11,136	$10,723	$11,250
1/18	$11,229	$10,620	$11,358
2/18	$11,221	$10,519	$11,380
3/18	$11,239	$10,572	$11,412
4/18	$11,283	$10,501	$11,460
5/18	$11,291	$10,559	$11,479
6/18	$11,298	$10,543	$11,492
7/18	$11,383	$10,565	$11,577
8/18	$11,429	$10,618	$11,624
9/18	$11,487	$10,572	$11,704
10/18	$11,445	$10,484	$11,700
11/18	$11,324	$10,531	$11,594
12/18	$11,049	$10,696	$11,299
1/19	$11,322	$10,843	$11,587
2/19	$11,463	$10,855	$11,771
3/19	$11,452	$11,051	$11,751
4/19	$11,595	$11,066	$11,945
5/19	$11,541	$11,236	$11,919
6/19	$11,578	$11,395	$11,948
7/19	$11,638	$11,429	$12,044
8/19	$11,609	$11,687	$12,011
9/19	$11,645	$11,637	$12,067
10/19	$11,597	$11,674	$12,012
11/19	$11,643	$11,672	$12,083
12/19	$11,821	$11,689	$12,276
1/20	$11,855	$11,899	$12,344
2/20	$11,694	$12,077	$12,181
3/20	$10,332	$11,841	$10,674
4/20	$10,717	$12,078	$11,155
5/20	$11,060	$12,191	$11,578
6/20	$11,196	$12,293	$11,710
7/20	$11,402	$12,509	$11,939
8/20	$11,555	$12,437	$12,118
9/20	$11,567	$12,414	$12,194
10/20	$11,597	$12,370	$12,219
11/20	$11,903	$12,531	$12,491
12/20	$12,032	$12,575	$12,659
1/21	$12,142	$12,496	$12,810
2/21	$12,194	$12,334	$12,885
3/21	$12,165	$12,191	$12,885
4/21	$12,221	$12,293	$12,951
5/21	$12,273	$12,340	$13,026
6/21	$12,341	$12,430	$13,074
7/21	$12,338	$12,555	$13,073
8/21	$12,406	$12,547	$13,135
9/21	$12,445	$12,440	$13,219
10/21	$12,455	$12,429	$13,254
11/21	$12,394	$12,444	$13,233
12/21	$12,478	$12,436	$13,318
1/22	$12,416	$12,163	$13,366
2/22	$12,367	$11,998	$13,298
3/22	$12,351	$11,676	$13,304
4/22	$12,250	$11,240	$13,333
5/22	$12,005	$11,302	$12,992
6/22	$11,603	$11,076	$12,710
7/22	$11,933	$11,355	$12,981
8/22	$11,990	$11,060	$13,177
9/22	$11,651	$10,583	$12,877
10/22	$11,782	$10,467	$13,005
11/22	$11,990	$10,857	$13,161
12/22	$11,963	$10,820	$13,215
1/23	$12,297	$11,156	$13,568
2/23	$12,314	$10,882	$13,646
3/23	$12,322	$11,137	$13,642
4/23	$12,420	$11,205	$13,785
5/23	$12,384	$11,089	$13,760
6/23	$12,594	$11,072	$14,071
7/23	$12,747	$11,083	$14,252
8/23	$12,858	$11,016	$14,419
9/23	$12,868	$10,753	$14,558
10/23	$12,805	$10,592	$14,555
11/23	$13,044	$11,068	$14,733
12/23	$13,285	$11,488	$14,976
1/24	$13,351	$11,461	$15,077
2/24	$13,427	$11,323	$15,214
3/24	$13,541	$11,435	$15,343
4/24	$13,556	$11,167	$15,436
5/24	$13,655	$11,352	$15,581
6/24	$13,702	$11,456	$15,635
7/24	$13,801	$11,716	$15,742
8/24	$13,899	$11,889	$15,842
9/24	$13,978	$12,052	$15,955
10/24	$14,056	$11,778	$16,092
11/24	$14,149	$11,902	$16,225
12/24	$14,192	$11,722	$16,317
1/25	$14,285	$11,793	$16,429
2/25	$14,303	$12,037	$16,447
3/25	$14,173	$12,034	$16,395
4/25	$14,163	$12,077	$16,386
5/25	$14,361	$12,015	$16,641
6/25	$14,470	$12,203	$16,775
7/25	$14,511	$12,185	$16,922
8/25	$14,568	$12,331	$16,997
9/25	$14,638	$12,462	$17,072
10/25	$14,875	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.14%	4.77%	4.05%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.17%	4.77%	4.05%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECFHX-TSR-AR

Eaton Vance Floating-Rate & High Income Fund

Class I EIFHX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.83%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$987,293	$996,353	$991,240
12/15	$974,756	$991,376	$980,832
1/16	$966,672	$1,002,320	$974,428
2/16	$965,637	$1,009,440	$969,293
3/16	$995,705	$1,021,811	$996,005
4/16	$1,019,768	$1,028,772	$1,015,777
5/16	$1,027,303	$1,029,576	$1,024,833
6/16	$1,027,551	$1,047,701	$1,025,049
7/16	$1,042,285	$1,056,335	$1,039,713
8/16	$1,052,389	$1,057,474	$1,047,520
9/16	$1,061,144	$1,057,726	$1,056,570
10/16	$1,069,903	$1,050,709	$1,065,291
11/16	$1,072,203	$1,027,092	$1,068,111
12/16	$1,087,387	$1,030,143	$1,080,461
1/17	$1,094,816	$1,033,777	$1,086,507
2/17	$1,100,607	$1,041,753	$1,091,959
3/17	$1,104,230	$1,041,404	$1,092,837
4/17	$1,110,445	$1,050,045	$1,097,608
5/17	$1,115,553	$1,058,147	$1,101,621
6/17	$1,116,817	$1,057,250	$1,101,149
7/17	$1,123,249	$1,062,516	$1,108,725
8/17	$1,122,148	$1,071,683	$1,108,237
9/17	$1,127,235	$1,067,911	$1,112,569
10/17	$1,133,763	$1,069,193	$1,119,224
11/17	$1,135,065	$1,067,575	$1,120,522
12/17	$1,137,749	$1,072,282	$1,124,960
1/18	$1,148,285	$1,061,963	$1,135,787
2/18	$1,148,275	$1,051,894	$1,138,043
3/18	$1,151,155	$1,057,199	$1,141,249
4/18	$1,157,855	$1,050,145	$1,145,965
5/18	$1,158,386	$1,055,872	$1,147,897
6/18	$1,160,055	$1,054,340	$1,149,221
7/18	$1,169,749	$1,056,547	$1,157,714
8/18	$1,175,479	$1,061,752	$1,162,359
9/18	$1,182,381	$1,057,203	$1,170,351
10/18	$1,179,096	$1,048,359	$1,169,987
11/18	$1,167,641	$1,053,074	$1,159,432
12/18	$1,140,339	$1,069,550	$1,129,926
1/19	$1,169,486	$1,084,296	$1,158,701
2/19	$1,184,904	$1,085,478	$1,177,144
3/19	$1,184,775	$1,105,079	$1,175,090
4/19	$1,201,901	$1,106,626	$1,194,497
5/19	$1,195,968	$1,123,578	$1,191,907
6/19	$1,200,779	$1,139,470	$1,194,795
7/19	$1,208,073	$1,142,862	$1,204,372
8/19	$1,206,137	$1,168,722	$1,201,062
9/19	$1,210,800	$1,163,659	$1,206,665
10/19	$1,206,860	$1,167,418	$1,201,237
11/19	$1,212,643	$1,167,185	$1,208,295
12/19	$1,233,636	$1,168,924	$1,227,572
1/20	$1,236,752	$1,189,904	$1,234,431
2/20	$1,221,048	$1,207,721	$1,218,117
3/20	$1,080,099	$1,184,130	$1,067,434
4/20	$1,121,110	$1,207,849	$1,115,486
5/20	$1,157,921	$1,219,130	$1,157,825
6/20	$1,173,087	$1,229,303	$1,171,004
7/20	$1,195,581	$1,250,897	$1,193,922
8/20	$1,212,712	$1,243,684	$1,211,755
9/20	$1,214,937	$1,241,442	$1,219,439
10/20	$1,219,061	$1,237,005	$1,221,919
11/20	$1,252,158	$1,253,147	$1,249,119
12/20	$1,266,742	$1,257,475	$1,265,928
1/21	$1,279,371	$1,249,571	$1,280,980
2/21	$1,285,899	$1,233,448	$1,288,507
3/21	$1,283,886	$1,219,093	$1,288,475
4/21	$1,290,829	$1,229,345	$1,295,097
5/21	$1,297,521	$1,234,034	$1,302,619
6/21	$1,305,701	$1,243,030	$1,307,444
7/21	$1,306,490	$1,255,512	$1,307,271
8/21	$1,314,822	$1,254,673	$1,313,479
9/21	$1,320,029	$1,243,959	$1,321,918
10/21	$1,322,261	$1,242,942	$1,325,443
11/21	$1,316,854	$1,244,444	$1,323,329
12/21	$1,326,813	$1,243,605	$1,331,786
1/22	$1,321,441	$1,216,340	$1,336,629
2/22	$1,318,796	$1,199,756	$1,329,766
3/22	$1,316,661	$1,167,568	$1,330,401
4/22	$1,308,485	$1,124,021	$1,333,289
5/22	$1,282,014	$1,130,205	$1,299,180
6/22	$1,240,247	$1,107,621	$1,271,039
7/22	$1,276,535	$1,135,469	$1,298,143
8/22	$1,283,976	$1,105,951	$1,317,747
9/22	$1,249,257	$1,058,302	$1,287,733
10/22	$1,263,686	$1,046,690	$1,300,529
11/22	$1,286,980	$1,085,718	$1,316,107
12/22	$1,285,111	$1,082,030	$1,321,517
1/23	$1,322,023	$1,115,595	$1,356,766
2/23	$1,324,939	$1,088,183	$1,364,593
3/23	$1,326,905	$1,113,711	$1,364,164
4/23	$1,338,584	$1,120,515	$1,378,512
5/23	$1,335,827	$1,108,897	$1,375,980
6/23	$1,359,564	$1,107,174	$1,407,134
7/23	$1,377,189	$1,108,275	$1,425,220
8/23	$1,390,384	$1,101,601	$1,441,918
9/23	$1,392,610	$1,075,333	$1,455,796
10/23	$1,386,980	$1,059,162	$1,455,531
11/23	$1,413,992	$1,106,829	$1,473,284
12/23	$1,441,331	$1,148,827	$1,497,560
1/24	$1,449,624	$1,146,078	$1,507,669
2/24	$1,459,063	$1,132,337	$1,521,378
3/24	$1,472,698	$1,143,455	$1,534,339
4/24	$1,477,315	$1,116,734	$1,543,570
5/24	$1,487,578	$1,135,245	$1,558,065
6/24	$1,493,918	$1,145,623	$1,563,507
7/24	$1,507,821	$1,171,626	$1,574,170
8/24	$1,517,951	$1,188,874	$1,584,158
9/24	$1,527,862	$1,205,180	$1,595,460
10/24	$1,537,630	$1,177,807	$1,609,188
11/24	$1,549,006	$1,190,224	$1,622,490
12/24	$1,555,025	$1,172,248	$1,631,665
1/25	$1,566,552	$1,179,312	$1,642,939
2/25	$1,569,703	$1,203,695	$1,644,677
3/25	$1,558,747	$1,203,408	$1,639,523
4/25	$1,557,039	$1,207,658	$1,638,644
5/25	$1,580,104	$1,201,533	$1,664,096
6/25	$1,593,384	$1,220,252	$1,677,481
7/25	$1,599,231	$1,218,511	$1,692,161
8/25	$1,606,857	$1,233,147	$1,699,725
9/25	$1,615,950	$1,246,212	$1,707,156
10/25	$1,617,414	$1,254,442	$1,710,926

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	5.19%	5.81%	4.92%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIFHX-TSR-AR

Eaton Vance Floating-Rate & High Income Fund

Class R6 ESFHX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.77%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Loan selection in the energy equipment & services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest loan detractor from performance was an overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to high-yield bonds aided returns as these fixed-rate bonds benefited from the interest-rate environment and generally outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top loan contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$4,936,464	$4,981,766	$4,956,200
12/15	$4,873,781	$4,956,879	$4,904,160
1/16	$4,833,361	$5,011,598	$4,872,138
2/16	$4,828,186	$5,047,198	$4,846,467
3/16	$4,978,525	$5,109,053	$4,980,025
4/16	$5,098,839	$5,143,862	$5,078,886
5/16	$5,136,516	$5,147,880	$5,124,163
6/16	$5,137,894	$5,238,507	$5,125,247
7/16	$5,212,308	$5,281,675	$5,198,563
8/16	$5,257,225	$5,287,372	$5,237,601
9/16	$5,307,703	$5,288,629	$5,282,850
10/16	$5,354,459	$5,253,543	$5,326,456
11/16	$5,359,287	$5,135,458	$5,340,555
12/16	$5,435,124	$5,150,713	$5,402,306
1/17	$5,478,695	$5,168,885	$5,432,535
2/17	$5,506,639	$5,208,767	$5,459,794
3/17	$5,524,983	$5,207,022	$5,464,185
4/17	$5,556,299	$5,250,226	$5,488,038
5/17	$5,582,075	$5,290,734	$5,508,103
6/17	$5,582,226	$5,286,248	$5,505,744
7/17	$5,620,907	$5,312,578	$5,543,626
8/17	$5,615,588	$5,358,413	$5,541,183
9/17	$5,641,241	$5,339,555	$5,562,847
10/17	$5,674,136	$5,345,966	$5,596,118
11/17	$5,680,850	$5,337,876	$5,602,611
12/17	$5,694,485	$5,361,408	$5,624,799
1/18	$5,747,419	$5,309,816	$5,678,937
2/18	$5,747,565	$5,259,468	$5,690,213
3/18	$5,762,187	$5,285,995	$5,706,247
4/18	$5,789,435	$5,250,724	$5,729,825
5/18	$5,798,805	$5,279,359	$5,739,485
6/18	$5,807,351	$5,271,702	$5,746,104
7/18	$5,856,076	$5,282,735	$5,788,571
8/18	$5,885,038	$5,308,761	$5,811,795
9/18	$5,919,804	$5,286,013	$5,851,753
10/18	$5,903,931	$5,241,794	$5,849,936
11/18	$5,846,824	$5,265,368	$5,797,159
12/18	$5,710,395	$5,347,748	$5,649,631
1/19	$5,856,725	$5,421,482	$5,793,507
2/19	$5,934,177	$5,427,391	$5,885,722
3/19	$5,933,796	$5,525,397	$5,875,448
4/19	$6,019,897	$5,533,131	$5,972,486
5/19	$5,990,468	$5,617,891	$5,959,534
6/19	$6,014,862	$5,697,352	$5,973,973
7/19	$6,051,722	$5,714,311	$6,021,862
8/19	$6,041,959	$5,843,610	$6,005,311
9/19	$6,065,628	$5,818,293	$6,033,327
10/19	$6,046,193	$5,837,092	$6,006,187
11/19	$6,075,542	$5,835,924	$6,041,475
12/19	$6,181,042	$5,844,621	$6,137,861
1/20	$6,196,972	$5,949,520	$6,172,156
2/20	$6,118,578	$6,038,603	$6,090,586
3/20	$5,412,397	$5,920,648	$5,337,170
4/20	$5,618,254	$6,039,247	$5,577,432
5/20	$5,803,078	$6,095,652	$5,789,125
6/20	$5,879,435	$6,146,514	$5,855,019
7/20	$5,992,533	$6,254,483	$5,969,611
8/20	$6,077,901	$6,218,418	$6,058,776
9/20	$6,089,354	$6,207,211	$6,097,196
10/20	$6,109,512	$6,185,025	$6,109,597
11/20	$6,275,695	$6,265,736	$6,245,595
12/20	$6,349,128	$6,287,373	$6,329,640
1/21	$6,412,760	$6,247,854	$6,404,900
2/21	$6,445,685	$6,167,238	$6,442,537
3/21	$6,435,988	$6,095,467	$6,442,376
4/21	$6,471,606	$6,146,723	$6,475,484
5/21	$6,505,399	$6,170,168	$6,513,096
6/21	$6,546,636	$6,215,150	$6,537,220
7/21	$6,550,820	$6,277,558	$6,536,355
8/21	$6,593,107	$6,273,367	$6,567,395
9/21	$6,619,472	$6,219,796	$6,609,592
10/21	$6,630,993	$6,214,712	$6,627,214
11/21	$6,604,135	$6,222,219	$6,616,645
12/21	$6,654,333	$6,218,024	$6,658,931
1/22	$6,627,644	$6,081,699	$6,683,146
2/22	$6,614,688	$5,998,781	$6,648,830
3/22	$6,604,217	$5,837,841	$6,652,007
4/22	$6,563,445	$5,620,104	$6,666,443
5/22	$6,430,899	$5,651,027	$6,495,902
6/22	$6,221,612	$5,538,106	$6,355,193
7/22	$6,403,894	$5,677,345	$6,490,715
8/22	$6,441,515	$5,529,755	$6,588,733
9/22	$6,267,336	$5,291,512	$6,438,663
10/22	$6,340,668	$5,233,452	$6,502,645
11/22	$6,458,091	$5,428,589	$6,580,537
12/22	$6,449,089	$5,410,151	$6,607,584
1/23	$6,634,714	$5,577,976	$6,783,832
2/23	$6,649,524	$5,440,916	$6,822,963
3/23	$6,659,776	$5,568,556	$6,820,821
4/23	$6,718,624	$5,602,573	$6,892,559
5/23	$6,705,210	$5,544,487	$6,879,899
6/23	$6,824,783	$5,535,870	$7,035,670
7/23	$6,913,703	$5,541,373	$7,126,102
8/23	$6,980,397	$5,508,004	$7,209,592
9/23	$6,992,021	$5,376,665	$7,278,978
10/23	$6,963,910	$5,295,810	$7,277,657
11/23	$7,099,958	$5,534,147	$7,366,422
12/23	$7,237,681	$5,744,136	$7,487,798
1/24	$7,279,806	$5,730,389	$7,538,346
2/24	$7,327,639	$5,661,684	$7,606,888
3/24	$7,396,493	$5,717,273	$7,671,694
4/24	$7,419,883	$5,583,670	$7,717,851
5/24	$7,471,744	$5,676,226	$7,790,327
6/24	$7,503,995	$5,728,116	$7,817,537
7/24	$7,574,334	$5,858,131	$7,870,851
8/24	$7,625,545	$5,944,368	$7,920,788
9/24	$7,675,655	$6,025,898	$7,977,298
10/24	$7,725,350	$5,889,033	$8,045,940
11/24	$7,782,823	$5,951,119	$8,112,449
12/24	$7,822,765	$5,861,240	$8,158,325
1/25	$7,871,595	$5,896,559	$8,214,695
2/25	$7,887,753	$6,018,474	$8,223,386
3/25	$7,833,064	$6,017,038	$8,197,617
4/25	$7,825,224	$6,038,290	$8,193,221
5/25	$7,941,627	$6,007,665	$8,320,479
6/25	$8,008,794	$6,101,262	$8,387,404
7/25	$8,038,526	$6,092,553	$8,460,806
8/25	$8,077,202	$6,165,735	$8,498,627
9/25	$8,123,250	$6,231,062	$8,535,781
10/25	$8,131,013	$6,272,211	$8,554,630

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	5.25%	5.88%	4.98%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Class R6 performance prior to 6/27/16 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$711,155,791
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,063
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,970,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	1.6%
Common Stocks	1.5%
Asset-Backed Securities	2.4%
Short-Term Investments	4.3%
Corporate Bonds	16.3%
Senior Floating-Rate LoansFootnote Reference*	73.9%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
CCC or Lower	5.6%
B	60.5%
BB	25.6%
BBB	3.9%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ESFHX-TSR-AR

Eaton Vance Floating-Rate Fund

Advisers Class EABLX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$109	1.07%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Advisers Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,872	$9,964	$9,912
12/15	$9,757	$9,914	$9,808
1/16	$9,674	$10,023	$9,744
2/16	$9,636	$10,094	$9,693
3/16	$9,941	$10,218	$9,960
4/16	$10,187	$10,288	$10,158
5/16	$10,257	$10,296	$10,248
6/16	$10,256	$10,477	$10,250
7/16	$10,386	$10,563	$10,397
8/16	$10,457	$10,575	$10,475
9/16	$10,563	$10,577	$10,566
10/16	$10,658	$10,507	$10,653
11/16	$10,676	$10,271	$10,681
12/16	$10,822	$10,301	$10,805
1/17	$10,891	$10,338	$10,865
2/17	$10,943	$10,418	$10,920
3/17	$10,974	$10,414	$10,928
4/17	$11,019	$10,500	$10,976
5/17	$11,065	$10,581	$11,016
6/17	$11,060	$10,573	$11,011
7/17	$11,119	$10,625	$11,087
8/17	$11,117	$10,717	$11,082
9/17	$11,162	$10,679	$11,126
10/17	$11,222	$10,692	$11,192
11/17	$11,243	$10,676	$11,205
12/17	$11,265	$10,723	$11,250
1/18	$11,376	$10,620	$11,358
2/18	$11,397	$10,519	$11,380
3/18	$11,434	$10,572	$11,412
4/18	$11,495	$10,501	$11,460
5/18	$11,509	$10,559	$11,479
6/18	$11,521	$10,543	$11,492
7/18	$11,612	$10,565	$11,577
8/18	$11,665	$10,618	$11,624
9/18	$11,729	$10,572	$11,704
10/18	$11,720	$10,484	$11,700
11/18	$11,618	$10,531	$11,594
12/18	$11,325	$10,696	$11,299
1/19	$11,579	$10,843	$11,587
2/19	$11,739	$10,855	$11,771
3/19	$11,710	$11,051	$11,751
4/19	$11,874	$11,066	$11,945
5/19	$11,827	$11,236	$11,919
6/19	$11,845	$11,395	$11,948
7/19	$11,915	$11,429	$12,044
8/19	$11,881	$11,687	$12,011
9/19	$11,923	$11,637	$12,067
10/19	$11,856	$11,674	$12,012
11/19	$11,921	$11,672	$12,083
12/19	$12,094	$11,689	$12,276
1/20	$12,148	$11,899	$12,344
2/20	$12,007	$12,077	$12,181
3/20	$10,639	$11,841	$10,674
4/20	$11,017	$12,078	$11,155
5/20	$11,369	$12,191	$11,578
6/20	$11,527	$12,293	$11,710
7/20	$11,684	$12,509	$11,939
8/20	$11,872	$12,437	$12,118
9/20	$11,918	$12,414	$12,194
10/20	$11,939	$12,370	$12,219
11/20	$12,225	$12,531	$12,491
12/20	$12,364	$12,575	$12,659
1/21	$12,495	$12,496	$12,810
2/21	$12,539	$12,334	$12,885
3/21	$12,515	$12,191	$12,885
4/21	$12,563	$12,293	$12,951
5/21	$12,623	$12,340	$13,026
6/21	$12,683	$12,430	$13,074
7/21	$12,672	$12,555	$13,073
8/21	$12,762	$12,547	$13,135
9/21	$12,793	$12,440	$13,219
10/21	$12,810	$12,429	$13,254
11/21	$12,783	$12,444	$13,233
12/21	$12,850	$12,436	$13,318
1/22	$12,852	$12,163	$13,366
2/22	$12,793	$11,998	$13,298
3/22	$12,783	$11,676	$13,304
4/22	$12,760	$11,240	$13,333
5/22	$12,444	$11,302	$12,992
6/22	$12,114	$11,076	$12,710
7/22	$12,385	$11,355	$12,981
8/22	$12,530	$11,060	$13,177
9/22	$12,211	$10,583	$12,877
10/22	$12,336	$10,467	$13,005
11/22	$12,515	$10,857	$13,161
12/22	$12,529	$10,820	$13,215
1/23	$12,854	$11,156	$13,568
2/23	$12,929	$10,882	$13,646
3/23	$12,889	$11,137	$13,642
4/23	$13,019	$11,205	$13,785
5/23	$13,011	$11,089	$13,760
6/23	$13,241	$11,072	$14,071
7/23	$13,414	$11,083	$14,252
8/23	$13,577	$11,016	$14,419
9/23	$13,617	$10,753	$14,558
10/23	$13,583	$10,592	$14,555
11/23	$13,780	$11,068	$14,733
12/23	$14,008	$11,488	$14,976
1/24	$14,108	$11,461	$15,077
2/24	$14,218	$11,323	$15,214
3/24	$14,334	$11,435	$15,343
4/24	$14,380	$11,167	$15,436
5/24	$14,480	$11,352	$15,581
6/24	$14,526	$11,456	$15,635
7/24	$14,644	$11,716	$15,742
8/24	$14,725	$11,889	$15,842
9/24	$14,804	$12,052	$15,955
10/24	$14,917	$11,778	$16,092
11/24	$15,027	$11,902	$16,225
12/24	$15,120	$11,722	$16,317
1/25	$15,195	$11,793	$16,429
2/25	$15,224	$12,037	$16,447
3/25	$15,100	$12,034	$16,395
4/25	$15,086	$12,077	$16,386
5/25	$15,308	$12,015	$16,641
6/25	$15,398	$12,203	$16,775
7/25	$15,472	$12,185	$16,922
8/25	$15,507	$12,331	$16,997
9/25	$15,592	$12,462	$17,072
10/25	$15,607	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Advisers Class	4.62%	5.50%	4.55%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EABLX-TSR-AR

Eaton Vance Floating-Rate Fund

Class A EVBLX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.07%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,545	$9,964	$9,912
12/15	$9,439	$9,914	$9,808
1/16	$9,363	$10,023	$9,744
2/16	$9,317	$10,094	$9,693
3/16	$9,615	$10,218	$9,960
4/16	$9,845	$10,288	$10,158
5/16	$9,924	$10,296	$10,248
6/16	$9,913	$10,477	$10,250
7/16	$10,046	$10,563	$10,397
8/16	$10,114	$10,575	$10,475
9/16	$10,214	$10,577	$10,566
10/16	$10,303	$10,507	$10,653
11/16	$10,322	$10,271	$10,681
12/16	$10,471	$10,301	$10,805
1/17	$10,536	$10,338	$10,865
2/17	$10,586	$10,418	$10,920
3/17	$10,605	$10,414	$10,928
4/17	$10,659	$10,500	$10,976
5/17	$10,691	$10,581	$11,016
6/17	$10,700	$10,573	$11,011
7/17	$10,756	$10,625	$11,087
8/17	$10,755	$10,717	$11,082
9/17	$10,786	$10,679	$11,126
10/17	$10,855	$10,692	$11,192
11/17	$10,864	$10,676	$11,205
12/17	$10,898	$10,723	$11,250
1/18	$11,003	$10,620	$11,358
2/18	$11,023	$10,519	$11,380
3/18	$11,059	$10,572	$11,412
4/18	$11,117	$10,501	$11,460
5/18	$11,132	$10,559	$11,479
6/18	$11,145	$10,543	$11,492
7/18	$11,231	$10,565	$11,577
8/18	$11,281	$10,618	$11,624
9/18	$11,342	$10,572	$11,704
10/18	$11,335	$10,484	$11,700
11/18	$11,230	$10,531	$11,594
12/18	$10,956	$10,696	$11,299
1/19	$11,208	$10,843	$11,587
2/19	$11,347	$10,855	$11,771
3/19	$11,333	$11,051	$11,751
4/19	$11,488	$11,066	$11,945
5/19	$11,446	$11,236	$11,919
6/19	$11,451	$11,395	$11,948
7/19	$11,519	$11,429	$12,044
8/19	$11,501	$11,687	$12,011
9/19	$11,529	$11,637	$12,067
10/19	$11,467	$11,674	$12,012
11/19	$11,530	$11,672	$12,083
12/19	$11,705	$11,689	$12,276
1/20	$11,745	$11,899	$12,344
2/20	$11,614	$12,077	$12,181
3/20	$10,297	$11,841	$10,674
4/20	$10,652	$12,078	$11,155
5/20	$10,996	$12,191	$11,578
6/20	$11,156	$12,293	$11,710
7/20	$11,305	$12,509	$11,939
8/20	$11,482	$12,437	$12,118
9/20	$11,525	$12,414	$12,194
10/20	$11,558	$12,370	$12,219
11/20	$11,827	$12,531	$12,491
12/20	$11,958	$12,575	$12,659
1/21	$12,082	$12,496	$12,810
2/21	$12,137	$12,334	$12,885
3/21	$12,115	$12,191	$12,885
4/21	$12,162	$12,293	$12,951
5/21	$12,219	$12,340	$13,026
6/21	$12,276	$12,430	$13,074
7/21	$12,266	$12,555	$13,073
8/21	$12,339	$12,547	$13,135
9/21	$12,382	$12,440	$13,219
10/21	$12,399	$12,429	$13,254
11/21	$12,361	$12,444	$13,233
12/21	$12,438	$12,436	$13,318
1/22	$12,442	$12,163	$13,366
2/22	$12,374	$11,998	$13,298
3/22	$12,365	$11,676	$13,304
4/22	$12,345	$11,240	$13,333
5/22	$12,050	$11,302	$12,992
6/22	$11,716	$11,076	$12,710
7/22	$11,985	$11,355	$12,981
8/22	$12,122	$11,060	$13,177
9/22	$11,811	$10,583	$12,877
10/22	$11,931	$10,467	$13,005
11/22	$12,115	$10,857	$13,161
12/22	$12,116	$10,820	$13,215
1/23	$12,437	$11,156	$13,568
2/23	$12,509	$10,882	$13,646
3/23	$12,474	$11,137	$13,642
4/23	$12,599	$11,205	$13,785
5/23	$12,594	$11,089	$13,760
6/23	$12,812	$11,072	$14,071
7/23	$12,977	$11,083	$14,252
8/23	$13,132	$11,016	$14,419
9/23	$13,172	$10,753	$14,558
10/23	$13,128	$10,592	$14,555
11/23	$13,332	$11,068	$14,733
12/23	$13,549	$11,488	$14,976
1/24	$13,646	$11,461	$15,077
2/24	$13,752	$11,323	$15,214
3/24	$13,864	$11,435	$15,343
4/24	$13,910	$11,167	$15,436
5/24	$14,007	$11,352	$15,581
6/24	$14,052	$11,456	$15,635
7/24	$14,167	$11,716	$15,742
8/24	$14,246	$11,889	$15,842
9/24	$14,322	$12,052	$15,955
10/24	$14,431	$11,778	$16,092
11/24	$14,553	$11,902	$16,225
12/24	$14,627	$11,722	$16,317
1/25	$14,700	$11,793	$16,429
2/25	$14,730	$12,037	$16,447
3/25	$14,617	$12,034	$16,395
4/25	$14,590	$12,077	$16,386
5/25	$14,800	$12,015	$16,641
6/25	$14,904	$12,203	$16,775
7/25	$14,959	$12,185	$16,922
8/25	$15,012	$12,331	$16,997
9/25	$15,095	$12,462	$17,072
10/25	$15,114	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	4.72%	5.50%	4.56%
Class A with 3.25% Maximum Sales Charge	1.32%	4.82%	4.21%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EVBLX-TSR-AR

Eaton Vance Floating-Rate Fund

Class C ECBLX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.82%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,865	$9,964	$9,912
12/15	$9,744	$9,914	$9,808
1/16	$9,655	$10,023	$9,744
2/16	$9,612	$10,094	$9,693
3/16	$9,910	$10,218	$9,960
4/16	$10,149	$10,288	$10,158
5/16	$10,213	$10,296	$10,248
6/16	$10,206	$10,477	$10,250
7/16	$10,328	$10,563	$10,397
8/16	$10,393	$10,575	$10,475
9/16	$10,492	$10,577	$10,566
10/16	$10,579	$10,507	$10,653
11/16	$10,591	$10,271	$10,681
12/16	$10,729	$10,301	$10,805
1/17	$10,790	$10,338	$10,865
2/17	$10,836	$10,418	$10,920
3/17	$10,860	$10,414	$10,928
4/17	$10,897	$10,500	$10,976
5/17	$10,923	$10,581	$11,016
6/17	$10,924	$10,573	$11,011
7/17	$10,976	$10,625	$11,087
8/17	$10,966	$10,717	$11,082
9/17	$10,992	$10,679	$11,126
10/17	$11,056	$10,692	$11,192
11/17	$11,057	$10,676	$11,205
12/17	$11,084	$10,723	$11,250
1/18	$11,187	$10,620	$11,358
2/18	$11,201	$10,519	$11,380
3/18	$11,230	$10,572	$11,412
4/18	$11,271	$10,501	$11,460
5/18	$11,290	$10,559	$11,479
6/18	$11,295	$10,543	$11,492
7/18	$11,377	$10,565	$11,577
8/18	$11,421	$10,618	$11,624
9/18	$11,477	$10,572	$11,704
10/18	$11,461	$10,484	$11,700
11/18	$11,342	$10,531	$11,594
12/18	$11,060	$10,696	$11,299
1/19	$11,301	$10,843	$11,587
2/19	$11,451	$10,855	$11,771
3/19	$11,415	$11,051	$11,751
4/19	$11,568	$11,066	$11,945
5/19	$11,515	$11,236	$11,919
6/19	$11,512	$11,395	$11,948
7/19	$11,586	$11,429	$12,044
8/19	$11,545	$11,687	$12,011
9/19	$11,579	$11,637	$12,067
10/19	$11,507	$11,674	$12,012
11/19	$11,563	$11,672	$12,083
12/19	$11,723	$11,689	$12,276
1/20	$11,769	$11,899	$12,344
2/20	$11,624	$12,077	$12,181
3/20	$10,292	$11,841	$10,674
4/20	$10,652	$12,078	$11,155
5/20	$10,986	$12,191	$11,578
6/20	$11,144	$12,293	$11,710
7/20	$11,276	$12,509	$11,939
8/20	$11,450	$12,437	$12,118
9/20	$11,487	$12,414	$12,194
10/20	$11,513	$12,370	$12,219
11/20	$11,769	$12,531	$12,491
12/20	$11,895	$12,575	$12,659
1/21	$12,014	$12,496	$12,810
2/21	$12,049	$12,334	$12,885
3/21	$12,018	$12,191	$12,885
4/21	$12,057	$12,293	$12,951
5/21	$12,107	$12,340	$13,026
6/21	$12,157	$12,430	$13,074
7/21	$12,138	$12,555	$13,073
8/21	$12,217	$12,547	$13,135
9/21	$12,253	$12,440	$13,219
10/21	$12,247	$12,429	$13,254
11/21	$12,214	$12,444	$13,233
12/21	$12,270	$12,436	$13,318
1/22	$12,265	$12,163	$13,366
2/22	$12,201	$11,998	$13,298
3/22	$12,184	$11,676	$13,304
4/22	$12,154	$11,240	$13,333
5/22	$11,859	$11,302	$12,992
6/22	$11,523	$11,076	$12,710
7/22	$11,788	$11,355	$12,981
8/22	$11,919	$11,060	$13,177
9/22	$11,593	$10,583	$12,877
10/22	$11,705	$10,467	$13,005
11/22	$11,868	$10,857	$13,161
12/22	$11,873	$10,820	$13,215
1/23	$12,174	$11,156	$13,568
2/23	$12,238	$10,882	$13,646
3/23	$12,192	$11,137	$13,642
4/23	$12,308	$11,205	$13,785
5/23	$12,293	$11,089	$13,760
6/23	$12,502	$11,072	$14,071
7/23	$12,658	$11,083	$14,252
8/23	$12,803	$11,016	$14,419
9/23	$12,833	$10,753	$14,558
10/23	$12,792	$10,592	$14,555
11/23	$12,971	$11,068	$14,733
12/23	$13,177	$11,488	$14,976
1/24	$13,262	$11,461	$15,077
2/24	$13,358	$11,323	$15,214
3/24	$13,459	$11,435	$15,343
4/24	$13,493	$11,167	$15,436
5/24	$13,579	$11,352	$15,581
6/24	$13,613	$11,456	$15,635
7/24	$13,716	$11,716	$15,742
8/24	$13,783	$11,889	$15,842
9/24	$13,865	$12,052	$15,955
10/24	$13,961	$11,778	$16,092
11/24	$14,056	$11,902	$16,225
12/24	$14,117	$11,722	$16,317
1/25	$14,178	$11,793	$16,429
2/25	$14,197	$12,037	$16,447
3/25	$14,072	$12,034	$16,395
4/25	$14,050	$12,077	$16,386
5/25	$14,248	$12,015	$16,641
6/25	$14,323	$12,203	$16,775
7/25	$14,383	$12,185	$16,922
8/25	$14,423	$12,331	$16,997
9/25	$14,476	$12,462	$17,072
10/25	$14,725	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.84%	4.72%	3.94%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.87%	4.72%	3.94%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECBLX-TSR-AR

Eaton Vance Floating-Rate Fund

Class I EIBLX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.82%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$986,226	$996,353	$991,240
12/15	$976,109	$991,376	$980,832
1/16	$968,047	$1,002,320	$974,428
2/16	$963,287	$1,009,440	$969,293
3/16	$995,184	$1,021,811	$996,005
4/16	$1,018,755	$1,028,772	$1,015,777
5/16	$1,027,219	$1,029,576	$1,024,833
6/16	$1,026,136	$1,047,701	$1,025,049
7/16	$1,039,320	$1,056,335	$1,039,713
8/16	$1,046,687	$1,057,474	$1,047,520
9/16	$1,057,519	$1,057,726	$1,056,570
10/16	$1,067,180	$1,050,709	$1,065,291
11/16	$1,069,270	$1,027,092	$1,068,111
12/16	$1,084,121	$1,030,143	$1,080,461
1/17	$1,091,249	$1,033,777	$1,086,507
2/17	$1,096,693	$1,041,753	$1,091,959
3/17	$1,100,057	$1,041,404	$1,092,837
4/17	$1,104,748	$1,050,045	$1,097,608
5/17	$1,109,560	$1,058,147	$1,101,621
6/17	$1,110,601	$1,057,250	$1,101,149
7/17	$1,116,743	$1,062,516	$1,108,725
8/17	$1,115,483	$1,071,683	$1,108,237
9/17	$1,120,268	$1,067,911	$1,112,569
10/17	$1,126,521	$1,069,193	$1,119,224
11/17	$1,128,831	$1,067,575	$1,120,522
12/17	$1,132,553	$1,072,282	$1,124,960
1/18	$1,142,729	$1,061,963	$1,135,787
2/18	$1,145,039	$1,051,894	$1,138,043
3/18	$1,150,232	$1,057,199	$1,141,249
4/18	$1,155,368	$1,050,145	$1,145,965
5/18	$1,157,004	$1,055,872	$1,147,897
6/18	$1,158,501	$1,054,340	$1,149,221
7/18	$1,167,876	$1,056,547	$1,157,714
8/18	$1,173,411	$1,061,752	$1,162,359
9/18	$1,180,110	$1,057,203	$1,170,351
10/18	$1,180,745	$1,048,359	$1,169,987
11/18	$1,169,479	$1,053,074	$1,159,432
12/18	$1,141,457	$1,069,550	$1,129,926
1/19	$1,167,342	$1,084,296	$1,158,701
2/19	$1,182,373	$1,085,478	$1,177,144
3/19	$1,181,003	$1,105,079	$1,175,090
4/19	$1,197,749	$1,106,626	$1,194,497
5/19	$1,193,310	$1,123,578	$1,191,907
6/19	$1,193,993	$1,139,470	$1,194,795
7/19	$1,202,708	$1,142,862	$1,204,372
8/19	$1,199,474	$1,168,722	$1,201,062
9/19	$1,202,647	$1,163,659	$1,206,665
10/19	$1,197,432	$1,167,418	$1,201,237
11/19	$1,202,940	$1,167,185	$1,208,295
12/19	$1,222,005	$1,168,924	$1,227,572
1/20	$1,227,769	$1,189,904	$1,234,431
2/20	$1,213,727	$1,207,721	$1,218,117
3/20	$1,075,848	$1,184,130	$1,067,434
4/20	$1,112,901	$1,207,849	$1,115,486
5/20	$1,148,713	$1,219,130	$1,157,825
6/20	$1,166,228	$1,229,303	$1,171,004
7/20	$1,182,447	$1,250,897	$1,193,922
8/20	$1,200,245	$1,243,684	$1,211,755
9/20	$1,206,516	$1,241,442	$1,219,439
10/20	$1,208,793	$1,237,005	$1,221,919
11/20	$1,238,033	$1,253,147	$1,249,119
12/20	$1,250,900	$1,257,475	$1,265,928
1/21	$1,264,459	$1,249,571	$1,280,980
2/21	$1,270,540	$1,233,448	$1,288,507
3/21	$1,268,370	$1,219,093	$1,288,475
4/21	$1,273,573	$1,229,345	$1,295,097
5/21	$1,279,891	$1,234,034	$1,302,619
6/21	$1,286,216	$1,243,030	$1,307,444
7/21	$1,285,354	$1,255,512	$1,307,271
8/21	$1,293,352	$1,254,673	$1,313,479
9/21	$1,298,197	$1,243,959	$1,321,918
10/21	$1,300,179	$1,242,942	$1,325,443
11/21	$1,296,206	$1,244,444	$1,323,329
12/21	$1,304,774	$1,243,605	$1,331,786
1/22	$1,305,315	$1,216,340	$1,336,629
2/22	$1,298,068	$1,199,756	$1,329,766
3/22	$1,298,816	$1,167,568	$1,330,401
4/22	$1,295,221	$1,124,021	$1,333,289
5/22	$1,264,927	$1,130,205	$1,299,180
6/22	$1,230,212	$1,107,621	$1,271,039
7/22	$1,259,525	$1,135,469	$1,298,143
8/22	$1,274,498	$1,105,951	$1,317,747
9/22	$1,240,824	$1,058,302	$1,287,733
10/22	$1,253,807	$1,046,690	$1,300,529
11/22	$1,273,837	$1,085,718	$1,316,107
12/22	$1,273,986	$1,082,030	$1,321,517
1/23	$1,308,853	$1,115,595	$1,356,766
2/23	$1,315,203	$1,088,183	$1,364,593
3/23	$1,312,924	$1,113,711	$1,364,164
4/23	$1,326,501	$1,120,515	$1,378,512
5/23	$1,325,969	$1,108,897	$1,375,980
6/23	$1,349,666	$1,107,174	$1,407,134
7/23	$1,367,536	$1,108,275	$1,425,220
8/23	$1,382,778	$1,101,601	$1,441,918
9/23	$1,388,751	$1,075,333	$1,455,796
10/23	$1,383,961	$1,059,162	$1,455,531
11/23	$1,406,048	$1,106,829	$1,473,284
12/23	$1,429,511	$1,148,827	$1,497,560
1/24	$1,438,341	$1,146,078	$1,507,669
2/24	$1,449,876	$1,132,337	$1,521,378
3/24	$1,462,032	$1,143,455	$1,534,339
4/24	$1,468,719	$1,116,734	$1,543,570
5/24	$1,479,292	$1,135,245	$1,558,065
6/24	$1,484,225	$1,145,623	$1,563,507
7/24	$1,494,875	$1,171,626	$1,574,170
8/24	$1,505,277	$1,188,874	$1,584,158
9/24	$1,513,618	$1,205,180	$1,595,460
10/24	$1,525,476	$1,177,807	$1,609,188
11/24	$1,537,020	$1,190,224	$1,622,490
12/24	$1,545,040	$1,172,248	$1,631,665
1/25	$1,553,023	$1,179,312	$1,642,939
2/25	$1,556,330	$1,203,695	$1,644,677
3/25	$1,545,865	$1,203,408	$1,639,523
4/25	$1,542,880	$1,207,658	$1,638,644
5/25	$1,565,879	$1,201,533	$1,664,096
6/25	$1,577,323	$1,220,252	$1,677,481
7/25	$1,583,346	$1,218,511	$1,692,161
8/25	$1,589,159	$1,233,147	$1,699,725
9/25	$1,598,240	$1,246,212	$1,707,156
10/25	$1,600,078	$1,254,442	$1,710,926

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	4.89%	5.77%	4.81%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIBLX-TSR-AR

Eaton Vance Floating-Rate Fund

Class R6 ESBLX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.76%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$4,931,130	$4,981,766	$4,956,200
12/15	$4,880,546	$4,956,879	$4,904,160
1/16	$4,840,236	$5,011,598	$4,872,138
2/16	$4,816,434	$5,047,198	$4,846,467
3/16	$4,975,918	$5,109,053	$4,980,025
4/16	$5,093,773	$5,143,862	$5,078,886
5/16	$5,136,095	$5,147,880	$5,124,163
6/16	$5,130,681	$5,238,507	$5,125,247
7/16	$5,196,602	$5,281,675	$5,198,563
8/16	$5,233,436	$5,287,372	$5,237,601
9/16	$5,287,597	$5,288,629	$5,282,850
10/16	$5,335,900	$5,253,543	$5,326,456
11/16	$5,346,349	$5,135,458	$5,340,555
12/16	$5,426,923	$5,150,713	$5,402,306
1/17	$5,462,859	$5,168,885	$5,432,535
2/17	$5,490,373	$5,208,767	$5,459,794
3/17	$5,507,495	$5,207,022	$5,464,185
4/17	$5,531,257	$5,250,226	$5,488,038
5/17	$5,555,569	$5,290,734	$5,508,103
6/17	$5,554,828	$5,286,248	$5,505,744
7/17	$5,591,970	$5,312,578	$5,543,626
8/17	$5,585,920	$5,358,413	$5,541,183
9/17	$5,610,094	$5,339,555	$5,562,847
10/17	$5,641,642	$5,345,966	$5,596,118
11/17	$5,653,453	$5,337,876	$5,602,611
12/17	$5,666,034	$5,361,408	$5,624,799
1/18	$5,723,490	$5,309,816	$5,678,937
2/18	$5,735,301	$5,259,468	$5,690,213
3/18	$5,755,195	$5,285,995	$5,706,247
4/18	$5,787,464	$5,250,724	$5,729,825
5/18	$5,795,915	$5,279,359	$5,739,485
6/18	$5,803,656	$5,271,702	$5,746,104
7/18	$5,850,829	$5,282,735	$5,788,571
8/18	$5,878,826	$5,308,761	$5,811,795
9/18	$5,912,655	$5,286,013	$5,851,753
10/18	$5,909,659	$5,241,794	$5,849,936
11/18	$5,860,039	$5,265,368	$5,797,159
12/18	$5,720,020	$5,347,748	$5,649,631
1/19	$5,849,850	$5,421,482	$5,793,507
2/19	$5,925,331	$5,427,391	$5,885,722
3/19	$5,918,768	$5,525,397	$5,875,448
4/19	$6,002,842	$5,533,131	$5,972,486
5/19	$5,974,218	$5,617,891	$5,959,534
6/19	$5,984,636	$5,697,352	$5,973,973
7/19	$6,021,754	$5,714,311	$6,021,862
8/19	$6,005,692	$5,843,610	$6,005,311
9/19	$6,028,663	$5,818,293	$6,033,327
10/19	$6,002,839	$5,837,092	$6,006,187
11/19	$6,030,803	$5,835,924	$6,041,475
12/19	$6,126,605	$5,844,621	$6,137,861
1/20	$6,148,868	$5,949,520	$6,172,156
2/20	$6,078,685	$6,038,603	$6,090,586
3/20	$5,388,465	$5,920,648	$5,337,170
4/20	$5,581,473	$6,039,247	$5,577,432
5/20	$5,761,195	$6,095,652	$5,789,125
6/20	$5,849,261	$6,146,514	$5,855,019
7/20	$5,930,870	$6,254,483	$5,969,611
8/20	$6,020,239	$6,218,418	$6,058,776
9/20	$6,044,865	$6,207,211	$6,097,196
10/20	$6,063,646	$6,185,025	$6,109,597
11/20	$6,210,465	$6,265,736	$6,245,595
12/20	$6,275,262	$6,287,373	$6,329,640
1/21	$6,343,515	$6,247,854	$6,404,900
2/21	$6,366,945	$6,167,238	$6,442,537
3/21	$6,363,586	$6,095,467	$6,442,376
4/21	$6,389,897	$6,146,723	$6,475,484
5/21	$6,421,815	$6,170,168	$6,513,096
6/21	$6,446,413	$6,215,150	$6,537,220
7/21	$6,449,634	$6,277,558	$6,536,355
8/21	$6,490,119	$6,273,367	$6,567,395
9/21	$6,514,646	$6,219,796	$6,609,592
10/21	$6,524,842	$6,214,712	$6,627,214
11/21	$6,505,159	$6,222,219	$6,616,645
12/21	$6,548,358	$6,218,024	$6,658,931
1/22	$6,551,295	$6,081,699	$6,683,146
2/22	$6,515,195	$5,998,781	$6,648,830
3/22	$6,511,696	$5,837,841	$6,652,007
4/22	$6,501,405	$5,620,104	$6,666,443
5/22	$6,349,811	$5,651,027	$6,495,902
6/22	$6,176,151	$5,538,106	$6,355,193
7/22	$6,323,492	$5,677,345	$6,490,715
8/22	$6,399,135	$5,529,755	$6,588,733
9/22	$6,230,613	$5,291,512	$6,438,663
10/22	$6,296,018	$5,233,452	$6,502,645
11/22	$6,389,132	$5,428,589	$6,580,537
12/22	$6,398,031	$5,410,151	$6,607,584
1/23	$6,573,325	$5,577,976	$6,783,832
2/23	$6,605,465	$5,440,916	$6,822,963
3/23	$6,594,438	$5,568,556	$6,820,821
4/23	$6,663,050	$5,602,573	$6,892,559
5/23	$6,652,820	$5,544,487	$6,879,899
6/23	$6,772,168	$5,535,870	$7,035,670
7/23	$6,870,404	$5,541,373	$7,126,102
8/23	$6,947,361	$5,508,004	$7,209,592
9/23	$6,969,535	$5,376,665	$7,278,978
10/23	$6,953,614	$5,295,810	$7,277,657
11/23	$7,064,863	$5,534,147	$7,366,422
12/23	$7,183,213	$5,744,136	$7,487,798
1/24	$7,227,964	$5,730,389	$7,538,346
2/24	$7,286,276	$5,661,684	$7,606,888
3/24	$7,347,736	$5,717,273	$7,671,694
4/24	$7,381,786	$5,583,670	$7,717,851
5/24	$7,435,296	$5,676,226	$7,790,327
6/24	$7,460,494	$5,728,116	$7,817,537
7/24	$7,514,407	$5,858,131	$7,870,851
8/24	$7,567,103	$5,944,368	$7,920,788
9/24	$7,609,425	$6,025,898	$7,977,298
10/24	$7,669,038	$5,889,033	$8,045,940
11/24	$7,727,418	$5,951,119	$8,112,449
12/24	$7,768,109	$5,861,240	$8,158,325
1/25	$7,808,647	$5,896,559	$8,214,695
2/25	$7,825,665	$6,018,474	$8,223,386
3/25	$7,773,561	$6,017,038	$8,197,617
4/25	$7,758,799	$6,038,290	$8,193,221
5/25	$7,874,789	$6,007,665	$8,320,479
6/25	$7,923,178	$6,101,262	$8,387,404
7/25	$7,963,535	$6,092,553	$8,460,806
8/25	$7,993,229	$6,165,735	$8,498,627
9/25	$8,039,337	$6,231,062	$8,535,781
10/25	$8,048,577	$6,272,211	$8,554,630

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	4.95%	5.82%	4.87%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Class R6 performance prior to 12/1/16 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,838,737,827
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	595
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	35%
Total Advisory Fees Paid	$21,761,315

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ESBLX-TSR-AR

Eaton Vance Global Macro Absolute Return Fund

Class A EAGMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.50%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$9,738	$10,005	$10,001
12/15	$9,752	$9,978	$10,004
1/16	$9,656	$10,123	$10,004
2/16	$9,665	$10,221	$10,007
3/16	$9,763	$10,305	$10,011
4/16	$9,794	$10,322	$10,014
5/16	$9,871	$10,366	$10,015
6/16	$9,893	$10,563	$10,018
7/16	$9,937	$10,627	$10,021
8/16	$10,069	$10,621	$10,023
9/16	$10,096	$10,620	$10,028
10/16	$10,122	$10,517	$10,031
11/16	$10,037	$10,343	$10,032
12/16	$10,119	$10,372	$10,037
1/17	$10,146	$10,334	$10,041
2/17	$10,150	$10,422	$10,045
3/17	$10,267	$10,417	$10,047
4/17	$10,316	$10,488	$10,054
5/17	$10,343	$10,549	$10,059
6/17	$10,370	$10,520	$10,067
7/17	$10,351	$10,554	$10,076
8/17	$10,413	$10,650	$10,085
9/17	$10,417	$10,601	$10,094
10/17	$10,478	$10,646	$10,103
11/17	$10,517	$10,663	$10,111
12/17	$10,521	$10,686	$10,123
1/18	$10,595	$10,610	$10,135
2/18	$10,565	$10,586	$10,144
3/18	$10,558	$10,674	$10,158
4/18	$10,492	$10,634	$10,172
5/18	$10,415	$10,674	$10,187
6/18	$10,361	$10,694	$10,204
7/18	$10,366	$10,697	$10,220
8/18	$10,253	$10,730	$10,239
9/18	$10,246	$10,689	$10,255
10/18	$10,168	$10,668	$10,272
11/18	$10,125	$10,720	$10,293
12/18	$10,146	$10,875	$10,312
1/19	$10,263	$10,990	$10,333
2/19	$10,344	$11,003	$10,351
3/19	$10,342	$11,200	$10,374
4/19	$10,363	$11,207	$10,394
5/19	$10,421	$11,368	$10,417
6/19	$10,574	$11,528	$10,440
7/19	$10,727	$11,618	$10,459
8/19	$10,673	$11,882	$10,481
9/19	$10,779	$11,827	$10,499
10/19	$10,792	$11,806	$10,519
11/19	$10,916	$11,792	$10,532
12/19	$11,101	$11,768	$10,547
1/20	$11,177	$11,981	$10,562
2/20	$11,127	$12,127	$10,577
3/20	$10,371	$11,938	$10,608
4/20	$10,650	$12,132	$10,609
5/20	$10,936	$12,166	$10,609
6/20	$11,057	$12,227	$10,610
7/20	$11,050	$12,360	$10,613
8/20	$11,197	$12,271	$10,613
9/20	$11,178	$12,316	$10,615
10/20	$11,184	$12,317	$10,616
11/20	$11,358	$12,387	$10,617
12/20	$11,464	$12,425	$10,618
1/21	$11,509	$12,358	$10,619
2/21	$11,515	$12,166	$10,620
3/21	$11,455	$12,118	$10,620
4/21	$11,514	$12,150	$10,621
5/21	$11,586	$12,177	$10,621
6/21	$11,645	$12,236	$10,620
7/21	$11,625	$12,388	$10,621
8/21	$11,684	$12,364	$10,621
9/21	$11,677	$12,247	$10,622
10/21	$11,643	$12,215	$10,622
11/21	$11,582	$12,302	$10,622
12/21	$11,679	$12,252	$10,623
1/22	$11,644	$12,060	$10,623
2/22	$11,488	$11,899	$10,624
3/22	$11,248	$11,643	$10,627
4/22	$11,419	$11,330	$10,629
5/22	$11,302	$11,314	$10,636
6/22	$11,137	$11,142	$10,638
7/22	$10,943	$11,426	$10,644
8/22	$11,152	$11,128	$10,661
9/22	$11,065	$10,771	$10,687
10/22	$11,146	$10,734	$10,704
11/22	$11,396	$11,007	$10,739
12/22	$11,591	$10,877	$10,778
1/23	$11,758	$11,128	$10,811
2/23	$11,826	$10,951	$10,847
3/23	$11,794	$11,193	$10,893
4/23	$11,819	$11,251	$10,928
5/23	$11,960	$11,207	$10,970
6/23	$12,145	$11,200	$11,021
7/23	$12,186	$11,204	$11,065
8/23	$12,198	$11,190	$11,114
9/23	$12,121	$10,997	$11,165
10/23	$12,133	$10,919	$11,215
11/23	$12,204	$11,294	$11,266
12/23	$12,366	$11,655	$11,318
1/24	$12,468	$11,632	$11,366
2/24	$12,600	$11,552	$11,413
3/24	$12,794	$11,656	$11,464
4/24	$12,791	$11,469	$11,513
5/24	$12,971	$11,570	$11,569
6/24	$12,952	$11,671	$11,616
7/24	$13,057	$11,896	$11,668
8/24	$13,070	$12,026	$11,724
9/24	$13,175	$12,166	$11,775
10/24	$13,141	$12,001	$11,819
11/24	$13,232	$12,144	$11,865
12/24	$13,405	$12,051	$11,912
1/25	$13,608	$12,097	$11,956
2/25	$13,717	$12,243	$11,994
3/25	$13,778	$12,192	$12,034
4/25	$13,806	$12,312	$12,076
5/25	$13,997	$12,271	$12,120
6/25	$14,124	$12,389	$12,160
7/25	$14,203	$12,379	$12,201
8/25	$14,347	$12,447	$12,249
9/25	$14,492	$12,538	$12,290
10/25	$14,700	$12,637	$12,333

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	11.89%	5.62%	4.27%
Class A with 3.25% Maximum Sales Charge	8.27%	4.93%	3.92%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Sovereign Government Bonds 44.9%
Short-Term Investments 39.6%
Common Stocks 5.1%
Foreign Corporate Bonds 4.5%
Sovereign Loans 1.6%
Senior Floating-Rate Loans 1.3%
Other† 3.0%

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EAGMX-TSR-AR

Eaton Vance Global Macro Absolute Return Fund

Class C ECGMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.27%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,058	$10,005	$10,001
12/15	$10,077	$9,978	$10,004
1/16	$9,971	$10,123	$10,004
2/16	$9,974	$10,221	$10,007
3/16	$10,068	$10,305	$10,011
4/16	$10,094	$10,322	$10,014
5/16	$10,166	$10,366	$10,015
6/16	$10,182	$10,563	$10,018
7/16	$10,220	$10,627	$10,021
8/16	$10,349	$10,621	$10,023
9/16	$10,370	$10,620	$10,028
10/16	$10,391	$10,517	$10,031
11/16	$10,310	$10,343	$10,032
12/16	$10,377	$10,372	$10,037
1/17	$10,398	$10,334	$10,041
2/17	$10,408	$10,422	$10,045
3/17	$10,509	$10,417	$10,047
4/17	$10,553	$10,488	$10,054
5/17	$10,575	$10,549	$10,059
6/17	$10,596	$10,520	$10,067
7/17	$10,571	$10,554	$10,076
8/17	$10,627	$10,650	$10,085
9/17	$10,626	$10,601	$10,094
10/17	$10,682	$10,646	$10,103
11/17	$10,715	$10,663	$10,111
12/17	$10,713	$10,686	$10,123
1/18	$10,782	$10,610	$10,135
2/18	$10,745	$10,586	$10,144
3/18	$10,731	$10,674	$10,158
4/18	$10,659	$10,634	$10,172
5/18	$10,587	$10,674	$10,187
6/18	$10,514	$10,694	$10,204
7/18	$10,525	$10,697	$10,220
8/18	$10,393	$10,730	$10,239
9/18	$10,379	$10,689	$10,255
10/18	$10,295	$10,668	$10,272
11/18	$10,246	$10,720	$10,293
12/18	$10,261	$10,875	$10,312
1/19	$10,373	$10,990	$10,333
2/19	$10,449	$11,003	$10,351
3/19	$10,440	$11,200	$10,374
4/19	$10,456	$11,207	$10,394
5/19	$10,508	$11,368	$10,417
6/19	$10,655	$11,528	$10,440
7/19	$10,803	$11,618	$10,459
8/19	$10,743	$11,882	$10,481
9/19	$10,842	$11,827	$10,499
10/19	$10,849	$11,806	$10,519
11/19	$10,980	$11,792	$10,532
12/19	$11,147	$11,768	$10,547
1/20	$11,216	$11,981	$10,562
2/20	$11,160	$12,127	$10,577
3/20	$10,398	$11,938	$10,608
4/20	$10,671	$12,132	$10,609
5/20	$10,951	$12,166	$10,609
6/20	$11,065	$12,227	$10,610
7/20	$11,064	$12,360	$10,613
8/20	$11,192	$12,271	$10,613
9/20	$11,166	$12,316	$10,615
10/20	$11,165	$12,317	$10,616
11/20	$11,332	$12,387	$10,617
12/20	$11,443	$12,425	$10,618
1/21	$11,468	$12,358	$10,619
2/21	$11,467	$12,166	$10,620
3/21	$11,402	$12,118	$10,620
4/21	$11,467	$12,150	$10,621
5/21	$11,532	$12,177	$10,621
6/21	$11,584	$12,236	$10,620
7/21	$11,544	$12,388	$10,621
8/21	$11,609	$12,364	$10,621
9/21	$11,582	$12,247	$10,622
10/21	$11,542	$12,215	$10,622
11/21	$11,488	$12,302	$10,622
12/21	$11,577	$12,252	$10,623
1/22	$11,523	$12,060	$10,623
2/22	$11,362	$11,899	$10,624
3/22	$11,133	$11,643	$10,627
4/22	$11,294	$11,330	$10,629
5/22	$11,159	$11,314	$10,636
6/22	$10,990	$11,142	$10,638
7/22	$10,794	$11,426	$10,644
8/22	$11,007	$11,128	$10,661
9/22	$10,901	$10,771	$10,687
10/22	$10,975	$10,734	$10,704
11/22	$11,228	$11,007	$10,739
12/22	$11,398	$10,877	$10,778
1/23	$11,569	$11,128	$10,811
2/23	$11,615	$10,951	$10,847
3/23	$11,591	$11,193	$10,893
4/23	$11,609	$11,251	$10,928
5/23	$11,741	$11,207	$10,970
6/23	$11,901	$11,200	$11,021
7/23	$11,933	$11,204	$11,065
8/23	$11,937	$11,190	$11,114
9/23	$11,855	$10,997	$11,165
10/23	$11,860	$10,919	$11,215
11/23	$11,922	$11,294	$11,266
12/23	$12,071	$11,655	$11,318
1/24	$12,163	$11,632	$11,366
2/24	$12,299	$11,552	$11,413
3/24	$12,480	$11,656	$11,464
4/24	$12,469	$11,469	$11,513
5/24	$12,622	$11,570	$11,569
6/24	$12,596	$11,671	$11,616
7/24	$12,690	$11,896	$11,668
8/24	$12,694	$12,026	$11,724
9/24	$12,788	$12,166	$11,775
10/24	$12,763	$12,001	$11,819
11/24	$12,827	$12,144	$11,865
12/24	$12,985	$12,051	$11,912
1/25	$13,189	$12,097	$11,956
2/25	$13,271	$12,243	$11,994
3/25	$13,321	$12,192	$12,034
4/25	$13,356	$12,312	$12,076
5/25	$13,516	$12,271	$12,120
6/25	$13,630	$12,389	$12,160
7/25	$13,713	$12,379	$12,201
8/25	$13,827	$12,447	$12,249
9/25	$13,974	$12,538	$12,290
10/25	$14,372	$12,637	$12,333

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.89%	4.85%	3.69%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	9.89%	4.85%	3.69%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECGMX-TSR-AR

Eaton Vance Global Macro Absolute Return Fund

Class I EIGMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,006,769	$1,000,460	$1,000,059
12/15	$1,009,663	$997,753	$1,000,389
1/16	$999,953	$1,012,349	$1,000,419
2/16	$1,001,154	$1,022,079	$1,000,663
3/16	$1,011,612	$1,030,494	$1,001,121
4/16	$1,015,210	$1,032,243	$1,001,390
5/16	$1,022,344	$1,036,607	$1,001,469
6/16	$1,024,836	$1,056,340	$1,001,846
7/16	$1,029,730	$1,062,651	$1,002,136
8/16	$1,043,803	$1,062,109	$1,002,314
9/16	$1,046,788	$1,061,982	$1,002,808
10/16	$1,049,782	$1,051,685	$1,003,059
11/16	$1,042,391	$1,034,316	$1,003,234
12/16	$1,050,029	$1,037,150	$1,003,661
1/17	$1,053,045	$1,033,372	$1,004,104
2/17	$1,053,741	$1,042,218	$1,004,520
3/17	$1,066,127	$1,041,738	$1,004,694
4/17	$1,071,520	$1,048,802	$1,005,369
5/17	$1,074,578	$1,054,924	$1,005,876
6/17	$1,077,645	$1,051,971	$1,006,723
7/17	$1,075,987	$1,055,429	$1,007,579
8/17	$1,082,623	$1,065,048	$1,008,523
9/17	$1,083,340	$1,060,131	$1,009,387
10/17	$1,090,014	$1,064,602	$1,010,289
11/17	$1,094,316	$1,066,252	$1,011,128
12/17	$1,095,039	$1,068,635	$1,012,252
1/18	$1,102,972	$1,061,006	$1,013,461
2/18	$1,100,083	$1,058,614	$1,014,419
3/18	$1,099,603	$1,067,391	$1,015,842
4/18	$1,093,056	$1,063,420	$1,017,170
5/18	$1,086,490	$1,067,393	$1,018,722
6/18	$1,079,906	$1,069,382	$1,020,436
7/18	$1,081,859	$1,069,675	$1,022,035
8/18	$1,070,329	$1,072,963	$1,023,878
9/18	$1,068,603	$1,068,858	$1,025,451
10/18	$1,061,943	$1,066,769	$1,027,224
11/18	$1,057,746	$1,071,989	$1,029,332
12/18	$1,058,967	$1,087,473	$1,031,227
1/19	$1,072,693	$1,098,992	$1,033,259
2/19	$1,080,223	$1,100,312	$1,035,099
3/19	$1,080,245	$1,120,019	$1,037,410
4/19	$1,082,776	$1,120,687	$1,039,361
5/19	$1,089,105	$1,136,813	$1,041,733
6/19	$1,105,352	$1,152,753	$1,044,038
7/19	$1,121,665	$1,161,824	$1,045,932
8/19	$1,116,312	$1,188,172	$1,048,077
9/19	$1,127,624	$1,182,666	$1,049,908
10/19	$1,129,285	$1,180,624	$1,051,928
11/19	$1,143,898	$1,179,240	$1,053,240
12/19	$1,162,291	$1,176,822	$1,054,743
1/20	$1,170,558	$1,198,059	$1,056,153
2/20	$1,165,628	$1,212,722	$1,057,714
3/20	$1,087,771	$1,193,848	$1,060,803
4/20	$1,116,114	$1,213,175	$1,060,886
5/20	$1,146,434	$1,216,614	$1,060,904
6/20	$1,159,413	$1,222,685	$1,061,040
7/20	$1,160,328	$1,236,047	$1,061,250
8/20	$1,174,742	$1,227,090	$1,061,331
9/20	$1,172,960	$1,231,572	$1,061,457
10/20	$1,175,240	$1,231,662	$1,061,568
11/20	$1,192,508	$1,238,690	$1,061,662
12/20	$1,203,969	$1,242,496	$1,061,779
1/21	$1,209,037	$1,235,831	$1,061,879
2/21	$1,209,971	$1,216,607	$1,061,969
3/21	$1,203,990	$1,211,814	$1,062,046
4/21	$1,210,485	$1,214,982	$1,062,062
5/21	$1,218,401	$1,217,694	$1,062,084
6/21	$1,224,940	$1,223,633	$1,062,045
7/21	$1,223,090	$1,238,841	$1,062,098
8/21	$1,229,674	$1,236,359	$1,062,140
9/21	$1,229,223	$1,224,686	$1,062,198
10/21	$1,225,941	$1,221,483	$1,062,155
11/21	$1,219,807	$1,230,197	$1,062,226
12/21	$1,230,315	$1,225,207	$1,062,301
1/22	$1,226,993	$1,205,958	$1,062,253
2/22	$1,210,719	$1,189,917	$1,062,390
3/22	$1,187,163	$1,164,266	$1,062,717
4/22	$1,204,083	$1,132,975	$1,062,867
5/22	$1,192,008	$1,131,416	$1,063,599
6/22	$1,174,810	$1,114,245	$1,063,831
7/22	$1,154,647	$1,142,626	$1,064,376
8/22	$1,178,459	$1,112,797	$1,066,094
9/22	$1,168,076	$1,077,074	$1,068,747
10/22	$1,176,933	$1,073,387	$1,070,424
11/22	$1,205,194	$1,100,740	$1,073,876
12/22	$1,224,604	$1,087,749	$1,077,763
1/23	$1,244,102	$1,112,803	$1,081,138
2/23	$1,250,095	$1,095,054	$1,084,667
3/23	$1,248,515	$1,119,336	$1,089,332
4/23	$1,251,492	$1,125,099	$1,092,761
5/23	$1,265,227	$1,120,669	$1,097,041
6/23	$1,285,199	$1,120,001	$1,102,061
7/23	$1,289,797	$1,120,363	$1,106,450
8/23	$1,291,283	$1,118,956	$1,111,446
9/23	$1,283,404	$1,099,659	$1,116,539
10/23	$1,284,912	$1,091,851	$1,121,526
11/23	$1,292,742	$1,129,392	$1,126,561
12/23	$1,310,126	$1,165,486	$1,131,812
1/24	$1,321,227	$1,163,201	$1,136,648
2/24	$1,335,576	$1,155,220	$1,141,305
3/24	$1,358,048	$1,165,637	$1,146,430
4/24	$1,357,983	$1,146,870	$1,151,349
5/24	$1,375,794	$1,157,018	$1,156,874
6/24	$1,374,104	$1,167,057	$1,161,592
7/24	$1,385,517	$1,189,603	$1,166,795
8/24	$1,387,098	$1,202,633	$1,172,377
9/24	$1,398,627	$1,216,588	$1,177,462
10/24	$1,395,234	$1,200,125	$1,181,935
11/24	$1,405,193	$1,214,380	$1,186,451
12/24	$1,423,928	$1,205,061	$1,191,248
1/25	$1,445,897	$1,209,730	$1,195,634
2/25	$1,457,751	$1,224,297	$1,199,431
3/25	$1,464,518	$1,219,188	$1,203,435
4/25	$1,467,879	$1,231,192	$1,207,576
5/25	$1,488,533	$1,227,121	$1,211,966
6/25	$1,502,351	$1,238,873	$1,215,951
7/25	$1,510,996	$1,237,881	$1,220,148
8/25	$1,526,683	$1,244,665	$1,224,942
9/25	$1,542,443	$1,253,833	$1,229,044
10/25	$1,565,357	$1,263,731	$1,233,289

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.19%	5.90%	4.58%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIGMX-TSR-AR

Eaton Vance Global Macro Absolute Return Fund

Class R ERGMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$186	1.76%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,063	$10,005	$10,001
12/15	$10,087	$9,978	$10,004
1/16	$9,985	$10,123	$10,004
2/16	$9,993	$10,221	$10,007
3/16	$10,092	$10,305	$10,011
4/16	$10,123	$10,322	$10,014
5/16	$10,201	$10,366	$10,015
6/16	$10,210	$10,563	$10,018
7/16	$10,253	$10,627	$10,021
8/16	$10,399	$10,621	$10,023
9/16	$10,413	$10,620	$10,028
10/16	$10,439	$10,517	$10,031
11/16	$10,361	$10,343	$10,032
12/16	$10,444	$10,372	$10,037
1/17	$10,458	$10,334	$10,041
2/17	$10,473	$10,422	$10,045
3/17	$10,579	$10,417	$10,047
4/17	$10,628	$10,488	$10,054
5/17	$10,666	$10,549	$10,059
6/17	$10,692	$10,520	$10,067
7/17	$10,671	$10,554	$10,076
8/17	$10,721	$10,650	$10,085
9/17	$10,735	$10,601	$10,094
10/17	$10,785	$10,646	$10,103
11/17	$10,835	$10,663	$10,111
12/17	$10,826	$10,686	$10,123
1/18	$10,911	$10,610	$10,135
2/18	$10,878	$10,586	$10,144
3/18	$10,869	$10,674	$10,158
4/18	$10,800	$10,634	$10,172
5/18	$10,719	$10,674	$10,187
6/18	$10,650	$10,694	$10,204
7/18	$10,665	$10,697	$10,220
8/18	$10,548	$10,730	$10,239
9/18	$10,539	$10,689	$10,255
10/18	$10,457	$10,668	$10,272
11/18	$10,411	$10,720	$10,293
12/18	$10,419	$10,875	$10,312
1/19	$10,549	$10,990	$10,333
2/19	$10,619	$11,003	$10,351
3/19	$10,615	$11,200	$10,374
4/19	$10,648	$11,207	$10,394
5/19	$10,705	$11,368	$10,417
6/19	$10,860	$11,528	$10,440
7/19	$11,003	$11,618	$10,459
8/19	$10,946	$11,882	$10,481
9/19	$11,065	$11,827	$10,499
10/19	$11,064	$11,806	$10,519
11/19	$11,202	$11,792	$10,532
12/19	$11,390	$11,768	$10,547
1/20	$11,466	$11,981	$10,562
2/20	$11,413	$12,127	$10,577
3/20	$10,637	$11,938	$10,608
4/20	$10,909	$12,132	$10,609
5/20	$11,212	$12,166	$10,609
6/20	$11,334	$12,227	$10,610
7/20	$11,325	$12,360	$10,613
8/20	$11,461	$12,271	$10,613
9/20	$11,439	$12,316	$10,615
10/20	$11,456	$12,317	$10,616
11/20	$11,619	$12,387	$10,617
12/20	$11,738	$12,425	$10,618
1/21	$11,783	$12,358	$10,619
2/21	$11,787	$12,166	$10,620
3/21	$11,724	$12,118	$10,620
4/21	$11,782	$12,150	$10,621
5/21	$11,854	$12,177	$10,621
6/21	$11,913	$12,236	$10,620
7/21	$11,890	$12,388	$10,621
8/21	$11,949	$12,364	$10,621
9/21	$11,939	$12,247	$10,622
10/21	$11,889	$12,215	$10,622
11/21	$11,839	$12,302	$10,622
12/21	$11,935	$12,252	$10,623
1/22	$11,884	$12,060	$10,623
2/22	$11,736	$11,899	$10,624
3/22	$11,490	$11,643	$10,627
4/22	$11,663	$11,330	$10,629
5/22	$11,542	$11,314	$10,636
6/22	$11,357	$11,142	$10,638
7/22	$11,158	$11,426	$10,644
8/22	$11,383	$11,128	$10,661
9/22	$11,279	$10,771	$10,687
10/22	$11,359	$10,734	$10,704
11/22	$11,627	$11,007	$10,739
12/22	$11,823	$10,877	$10,778
1/23	$11,991	$11,128	$10,811
2/23	$12,058	$10,951	$10,847
3/23	$12,024	$11,193	$10,893
4/23	$12,047	$11,251	$10,928
5/23	$12,189	$11,207	$10,970
6/23	$12,376	$11,200	$11,021
7/23	$12,400	$11,204	$11,065
8/23	$12,424	$11,190	$11,114
9/23	$12,344	$10,997	$11,165
10/23	$12,338	$10,919	$11,215
11/23	$12,408	$11,294	$11,266
12/23	$12,569	$11,655	$11,318
1/24	$12,671	$11,632	$11,366
2/24	$12,818	$11,552	$11,413
3/24	$13,012	$11,656	$11,464
4/24	$13,006	$11,469	$11,513
5/24	$13,171	$11,570	$11,569
6/24	$13,149	$11,671	$11,616
7/24	$13,268	$11,896	$11,668
8/24	$13,262	$12,026	$11,724
9/24	$13,367	$12,166	$11,775
10/24	$13,345	$12,001	$11,819
11/24	$13,418	$12,144	$11,865
12/24	$13,591	$12,051	$11,912
1/25	$13,810	$12,097	$11,956
2/25	$13,901	$12,243	$11,994
3/25	$13,960	$12,192	$12,034
4/25	$14,003	$12,312	$12,076
5/25	$14,177	$12,271	$12,120
6/25	$14,302	$12,389	$12,160
7/25	$14,395	$12,379	$12,201
8/25	$14,521	$12,447	$12,249
9/25	$14,681	$12,538	$12,290
10/25	$14,876	$12,637	$12,333

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	11.47%	5.36%	4.05%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ERGMX-TSR-AR

Eaton Vance Global Macro Absolute Return Fund

Class R6 EGMSX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$127	1.20%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$5,033,843	$5,002,302	$5,000,297
12/15	$5,048,314	$4,988,766	$5,001,943
1/16	$4,999,763	$5,061,744	$5,002,095
2/16	$5,005,771	$5,110,397	$5,003,313
3/16	$5,058,061	$5,152,468	$5,005,603
4/16	$5,076,049	$5,161,217	$5,006,952
5/16	$5,111,721	$5,183,035	$5,007,343
6/16	$5,124,180	$5,281,699	$5,009,228
7/16	$5,148,648	$5,313,255	$5,010,678
8/16	$5,219,013	$5,310,546	$5,011,569
9/16	$5,233,940	$5,309,912	$5,014,041
10/16	$5,248,911	$5,258,426	$5,015,295
11/16	$5,211,955	$5,171,578	$5,016,172
12/16	$5,250,143	$5,185,749	$5,018,303
1/17	$5,265,226	$5,166,860	$5,020,522
2/17	$5,268,704	$5,211,092	$5,022,602
3/17	$5,330,637	$5,208,688	$5,023,472
4/17	$5,357,599	$5,244,010	$5,026,843
5/17	$5,372,890	$5,274,618	$5,029,380
6/17	$5,388,460	$5,259,855	$5,033,613
7/17	$5,380,484	$5,277,147	$5,037,897
8/17	$5,408,021	$5,325,239	$5,042,616
9/17	$5,417,844	$5,300,656	$5,046,936
10/17	$5,451,460	$5,323,012	$5,051,445
11/17	$5,473,218	$5,331,259	$5,055,642
12/17	$5,471,119	$5,343,176	$5,061,260
1/18	$5,517,113	$5,305,032	$5,067,306
2/18	$5,502,978	$5,293,071	$5,072,097
3/18	$5,500,897	$5,336,956	$5,079,208
4/18	$5,468,468	$5,317,098	$5,085,848
5/18	$5,429,763	$5,336,963	$5,093,612
6/18	$5,397,044	$5,346,910	$5,102,180
7/18	$5,407,043	$5,348,376	$5,110,176
8/18	$5,349,578	$5,364,813	$5,119,389
9/18	$5,347,343	$5,344,290	$5,127,254
10/18	$5,308,091	$5,333,847	$5,136,119
11/18	$5,287,318	$5,359,944	$5,146,659
12/18	$5,299,891	$5,437,366	$5,156,133
1/19	$5,362,576	$5,494,959	$5,166,296
2/19	$5,406,776	$5,501,561	$5,175,495
3/19	$5,407,134	$5,600,097	$5,187,050
4/19	$5,420,054	$5,603,433	$5,196,807
5/19	$5,452,055	$5,684,063	$5,208,666
6/19	$5,533,670	$5,763,765	$5,220,192
7/19	$5,615,592	$5,809,118	$5,229,659
8/19	$5,582,644	$5,940,859	$5,240,387
9/19	$5,645,995	$5,913,331	$5,249,542
10/19	$5,654,572	$5,903,122	$5,259,640
11/19	$5,721,493	$5,896,198	$5,266,200
12/19	$5,820,366	$5,884,109	$5,273,717
1/20	$5,862,025	$5,990,296	$5,280,763
2/20	$5,837,627	$6,063,612	$5,288,570
3/20	$5,441,333	$5,969,242	$5,304,017
4/20	$5,590,223	$6,065,877	$5,304,431
5/20	$5,742,285	$6,083,068	$5,304,518
6/20	$5,807,587	$6,113,427	$5,305,199
7/20	$5,805,700	$6,180,233	$5,306,250
8/20	$5,884,933	$6,135,449	$5,306,656
9/20	$5,869,475	$6,157,862	$5,307,287
10/20	$5,881,173	$6,158,311	$5,307,838
11/20	$5,967,958	$6,193,449	$5,308,309
12/20	$6,032,634	$6,212,477	$5,308,896
1/21	$6,058,303	$6,179,154	$5,309,396
2/21	$6,063,261	$6,083,036	$5,309,846
3/21	$6,033,569	$6,059,070	$5,310,230
4/21	$6,066,416	$6,074,909	$5,310,309
5/21	$6,106,368	$6,088,469	$5,310,418
6/21	$6,139,421	$6,118,163	$5,310,223
7/21	$6,130,452	$6,194,203	$5,310,491
8/21	$6,163,733	$6,181,793	$5,310,701
9/21	$6,161,754	$6,123,429	$5,310,991
10/21	$6,138,474	$6,107,417	$5,310,773
11/21	$6,115,121	$6,150,983	$5,311,129
12/21	$6,168,281	$6,126,036	$5,311,506
1/22	$6,152,057	$6,029,788	$5,311,266
2/22	$6,070,917	$5,949,583	$5,311,948
3/22	$5,945,905	$5,821,332	$5,313,586
4/22	$6,038,445	$5,664,874	$5,314,333
5/22	$5,978,353	$5,657,081	$5,317,993
6/22	$5,885,227	$5,571,227	$5,319,153
7/22	$5,791,873	$5,713,130	$5,321,879
8/22	$5,904,394	$5,563,986	$5,330,469
9/22	$5,860,186	$5,385,368	$5,343,734
10/22	$5,905,069	$5,366,936	$5,352,121
11/22	$6,039,802	$5,503,702	$5,369,381
12/22	$6,145,160	$5,438,747	$5,388,815
1/23	$6,235,866	$5,564,016	$5,405,690
2/23	$6,273,986	$5,475,270	$5,423,334
3/23	$6,258,855	$5,596,680	$5,446,661
4/23	$6,274,254	$5,625,494	$5,463,804
5/23	$6,351,393	$5,603,347	$5,485,203
6/23	$6,452,155	$5,600,003	$5,510,306
7/23	$6,467,896	$5,601,816	$5,532,248
8/23	$6,483,675	$5,594,778	$5,557,228
9/23	$6,444,623	$5,498,295	$5,582,693
10/23	$6,452,669	$5,459,257	$5,607,629
11/23	$6,484,536	$5,646,962	$5,632,804
12/23	$6,580,330	$5,827,429	$5,659,060
1/24	$6,636,605	$5,816,007	$5,683,242
2/24	$6,709,165	$5,776,099	$5,706,525
3/24	$6,814,410	$5,828,185	$5,732,150
4/24	$6,814,533	$5,734,348	$5,756,745
5/24	$6,904,469	$5,785,088	$5,784,371
6/24	$6,896,472	$5,835,286	$5,807,959
7/24	$6,962,593	$5,948,017	$5,833,975
8/24	$6,962,758	$6,013,163	$5,861,883
9/24	$7,021,155	$6,082,940	$5,887,312
10/24	$7,012,964	$6,000,625	$5,909,675
11/24	$7,055,126	$6,071,901	$5,932,255
12/24	$7,149,727	$6,025,304	$5,956,241
1/25	$7,260,680	$6,048,650	$5,978,169
2/25	$7,320,786	$6,121,483	$5,997,154
3/25	$7,355,328	$6,095,939	$6,017,175
4/25	$7,372,746	$6,155,958	$6,037,878
5/25	$7,477,128	$6,135,606	$6,059,828
6/25	$7,547,141	$6,194,364	$6,079,755
7/25	$7,591,144	$6,189,406	$6,100,740
8/25	$7,670,578	$6,223,323	$6,124,712
9/25	$7,750,381	$6,269,164	$6,145,219
10/25	$7,866,185	$6,318,655	$6,166,444

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	12.17%	5.99%	4.63%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/31/17 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,985,675,207
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,144
Portfolio Turnover Rate (for Global Macro Portfolio)	142%
Total Advisory Fees Paid	$12,330,049

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EGMSX-TSR-AR

Eaton Vance Government Opportunities Fund

Class A EVGOX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$288	2.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. Mortgage Backed Securities Index (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. MBS Index
10/15	$10,000	$10,000	$10,000
11/15	$9,643	$9,964	$9,984
12/15	$9,640	$9,914	$9,981
1/16	$9,666	$10,023	$10,105
2/16	$9,677	$10,094	$10,145
3/16	$9,691	$10,218	$10,176
4/16	$9,703	$10,288	$10,194
5/16	$9,701	$10,296	$10,207
6/16	$9,697	$10,477	$10,290
7/16	$9,724	$10,563	$10,313
8/16	$9,705	$10,575	$10,324
9/16	$9,715	$10,577	$10,353
10/16	$9,696	$10,507	$10,323
11/16	$9,660	$10,271	$10,145
12/16	$9,685	$10,301	$10,148
1/17	$9,711	$10,338	$10,143
2/17	$9,725	$10,418	$10,193
3/17	$9,737	$10,414	$10,195
4/17	$9,750	$10,500	$10,259
5/17	$9,779	$10,581	$10,326
6/17	$9,776	$10,573	$10,287
7/17	$9,790	$10,625	$10,333
8/17	$9,836	$10,717	$10,408
9/17	$9,803	$10,679	$10,382
10/17	$9,800	$10,692	$10,379
11/17	$9,797	$10,676	$10,363
12/17	$9,809	$10,723	$10,396
1/18	$9,760	$10,620	$10,273
2/18	$9,771	$10,519	$10,202
3/18	$9,784	$10,572	$10,270
4/18	$9,799	$10,501	$10,221
5/18	$9,814	$10,559	$10,296
6/18	$9,800	$10,543	$10,302
7/18	$9,808	$10,565	$10,292
8/18	$9,851	$10,618	$10,351
9/18	$9,831	$10,572	$10,290
10/18	$9,842	$10,484	$10,221
11/18	$9,854	$10,531	$10,314
12/18	$9,881	$10,696	$10,500
1/19	$9,924	$10,843	$10,589
2/19	$9,952	$10,855	$10,580
3/19	$9,995	$11,051	$10,738
4/19	$10,037	$11,066	$10,725
5/19	$10,046	$11,236	$10,862
6/19	$10,026	$11,395	$10,953
7/19	$10,053	$11,429	$11,003
8/19	$10,044	$11,687	$11,111
9/19	$10,069	$11,637	$11,111
10/19	$10,109	$11,674	$11,146
11/19	$10,117	$11,672	$11,155
12/19	$10,121	$11,689	$11,184
1/20	$10,162	$11,899	$11,265
2/20	$10,286	$12,077	$11,378
3/20	$10,309	$11,841	$11,496
4/20	$10,399	$12,078	$11,585
5/20	$10,487	$12,191	$11,604
6/20	$10,506	$12,293	$11,589
7/20	$10,506	$12,509	$11,614
8/20	$10,522	$12,437	$11,615
9/20	$10,554	$12,414	$11,602
10/20	$10,553	$12,370	$11,603
11/20	$10,553	$12,531	$11,613
12/20	$10,585	$12,575	$11,641
1/21	$10,617	$12,496	$11,656
2/21	$10,616	$12,334	$11,563
3/21	$10,613	$12,191	$11,507
4/21	$10,611	$12,293	$11,574
5/21	$10,607	$12,340	$11,544
6/21	$10,571	$12,430	$11,544
7/21	$10,537	$12,555	$11,610
8/21	$10,536	$12,547	$11,595
9/21	$10,589	$12,440	$11,550
10/21	$10,484	$12,429	$11,526
11/21	$10,443	$12,444	$11,516
12/21	$10,457	$12,436	$11,500
1/22	$10,458	$12,163	$11,329
2/22	$10,439	$11,998	$11,213
3/22	$10,314	$11,676	$10,920
4/22	$10,260	$11,240	$10,537
5/22	$10,242	$11,302	$10,650
6/22	$10,172	$11,076	$10,493
7/22	$10,159	$11,355	$10,826
8/22	$10,112	$11,060	$10,465
9/22	$9,820	$10,583	$9,929
10/22	$9,788	$10,467	$9,786
11/22	$9,865	$10,857	$10,199
12/22	$9,770	$10,820	$10,134
1/23	$9,880	$11,156	$10,458
2/23	$9,811	$10,882	$10,185
3/23	$9,947	$11,137	$10,383
4/23	$9,937	$11,205	$10,440
5/23	$9,910	$11,089	$10,368
6/23	$9,845	$11,072	$10,329
7/23	$9,855	$11,083	$10,312
8/23	$9,864	$11,016	$10,227
9/23	$9,687	$10,753	$9,909
10/23	$9,604	$10,592	$9,711
11/23	$9,987	$11,068	$10,207
12/23	$10,317	$11,488	$10,639
1/24	$10,309	$11,461	$10,595
2/24	$10,030	$11,323	$10,424
3/24	$10,098	$11,435	$10,525
4/24	$9,780	$11,167	$10,215
5/24	$10,002	$11,352	$10,425
6/24	$10,186	$11,456	$10,550
7/24	$10,469	$11,716	$10,829
8/24	$10,655	$11,889	$10,998
9/24	$10,762	$12,052	$11,134
10/24	$10,397	$11,778	$10,814
11/24	$10,506	$11,902	$10,956
12/24	$10,376	$11,722	$10,780
1/25	$10,466	$11,793	$10,840
2/25	$10,772	$12,037	$11,101
3/25	$10,842	$12,034	$11,101
4/25	$10,993	$12,077	$11,139
5/25	$10,880	$12,015	$11,031
6/25	$11,072	$12,203	$11,227
7/25	$11,041	$12,185	$11,184
8/25	$11,278	$12,331	$11,365
9/25	$11,245	$12,462	$11,497
10/25	$11,322	$12,544	$11,594

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	8.85%	1.41%	1.58%
Class A with 3.25% Maximum Sales Charge	5.23%	0.73%	1.25%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. MBS Index	7.22%	(0.01)%	1.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$388,803,790
# of Portfolio Holdings	450
Portfolio Turnover Rate	254%
Total Advisory Fees Paid	$2,053,279

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Short-Term Investments	0.7%
Asset-Backed Securities	2.2%
Government National Mortgage Association Participation Agreements	2.5%
U.S. Department of Agriculture Loans	4.5%
U.S. Government Agency Mortgage-Backed Securities	40.2%
Collateralized Mortgage Obligations	49.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EVGOX-TSR-AR

Eaton Vance Government Opportunities Fund

Class C ECGOX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$365	3.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. Mortgage Backed Securities Index (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. MBS Index
10/15	$10,000	$10,000	$10,000
11/15	$9,960	$9,964	$9,984
12/15	$9,951	$9,914	$9,981
1/16	$9,971	$10,023	$10,105
2/16	$9,978	$10,094	$10,145
3/16	$9,985	$10,218	$10,176
4/16	$9,992	$10,288	$10,194
5/16	$9,983	$10,296	$10,207
6/16	$9,973	$10,477	$10,290
7/16	$9,994	$10,563	$10,313
8/16	$9,968	$10,575	$10,324
9/16	$9,973	$10,577	$10,353
10/16	$9,946	$10,507	$10,323
11/16	$9,904	$10,271	$10,145
12/16	$9,923	$10,301	$10,148
1/17	$9,943	$10,338	$10,143
2/17	$9,951	$10,418	$10,193
3/17	$9,958	$10,414	$10,195
4/17	$9,981	$10,500	$10,259
5/17	$9,988	$10,581	$10,326
6/17	$9,980	$10,573	$10,287
7/17	$10,002	$10,625	$10,333
8/17	$10,028	$10,717	$10,408
9/17	$9,987	$10,679	$10,382
10/17	$9,978	$10,692	$10,379
11/17	$9,969	$10,676	$10,363
12/17	$9,975	$10,723	$10,396
1/18	$9,917	$10,620	$10,273
2/18	$9,924	$10,519	$10,202
3/18	$9,930	$10,572	$10,270
4/18	$9,940	$10,501	$10,221
5/18	$9,948	$10,559	$10,296
6/18	$9,927	$10,543	$10,302
7/18	$9,929	$10,565	$10,292
8/18	$9,967	$10,618	$10,351
9/18	$9,940	$10,572	$10,290
10/18	$9,945	$10,484	$10,221
11/18	$9,951	$10,531	$10,314
12/18	$9,972	$10,696	$10,500
1/19	$10,009	$10,843	$10,589
2/19	$10,048	$10,855	$10,580
3/19	$10,069	$11,051	$10,738
4/19	$10,105	$11,066	$10,725
5/19	$10,107	$11,236	$10,862
6/19	$10,097	$11,395	$10,953
7/19	$10,101	$11,429	$11,003
8/19	$10,086	$11,687	$11,111
9/19	$10,105	$11,637	$11,111
10/19	$10,138	$11,674	$11,146
11/19	$10,141	$11,672	$11,155
12/19	$10,138	$11,689	$11,184
1/20	$10,172	$11,899	$11,265
2/20	$10,291	$12,077	$11,378
3/20	$10,324	$11,841	$11,496
4/20	$10,391	$12,078	$11,585
5/20	$10,473	$12,191	$11,604
6/20	$10,485	$12,293	$11,589
7/20	$10,478	$12,509	$11,614
8/20	$10,487	$12,437	$11,615
9/20	$10,514	$12,414	$11,602
10/20	$10,506	$12,370	$11,603
11/20	$10,499	$12,531	$11,613
12/20	$10,524	$12,575	$11,641
1/21	$10,549	$12,496	$11,656
2/21	$10,542	$12,334	$11,563
3/21	$10,533	$12,191	$11,507
4/21	$10,524	$12,293	$11,574
5/21	$10,514	$12,340	$11,544
6/21	$10,471	$12,430	$11,544
7/21	$10,430	$12,555	$11,610
8/21	$10,423	$12,547	$11,595
9/21	$10,469	$12,440	$11,550
10/21	$10,358	$12,429	$11,526
11/21	$10,312	$12,444	$11,516
12/21	$10,319	$12,436	$11,500
1/22	$10,313	$12,163	$11,329
2/22	$10,288	$11,998	$11,213
3/22	$10,158	$11,676	$10,920
4/22	$10,099	$11,240	$10,537
5/22	$10,075	$11,302	$10,650
6/22	$9,999	$11,076	$10,493
7/22	$9,998	$11,355	$10,826
8/22	$9,928	$11,060	$10,465
9/22	$9,635	$10,583	$9,929
10/22	$9,597	$10,467	$9,786
11/22	$9,667	$10,857	$10,199
12/22	$9,568	$10,820	$10,134
1/23	$9,669	$11,156	$10,458
2/23	$9,595	$10,882	$10,185
3/23	$9,723	$11,137	$10,383
4/23	$9,707	$11,205	$10,440
5/23	$9,674	$11,089	$10,368
6/23	$9,623	$11,072	$10,329
7/23	$9,608	$11,083	$10,312
8/23	$9,611	$11,016	$10,227
9/23	$9,432	$10,753	$9,909
10/23	$9,344	$10,592	$9,711
11/23	$9,712	$11,068	$10,207
12/23	$10,027	$11,488	$10,639
1/24	$10,012	$11,461	$10,595
2/24	$9,736	$11,323	$10,424
3/24	$9,795	$11,435	$10,525
4/24	$9,480	$11,167	$10,215
5/24	$9,708	$11,352	$10,425
6/24	$9,860	$11,456	$10,550
7/24	$10,147	$11,716	$10,829
8/24	$10,302	$11,889	$10,998
9/24	$10,400	$12,052	$11,134
10/24	$10,059	$11,778	$10,814
11/24	$10,157	$11,902	$10,956
12/24	$10,025	$11,722	$10,780
1/25	$10,086	$11,793	$10,840
2/25	$10,396	$12,037	$11,101
3/25	$10,457	$12,034	$11,101
4/25	$10,576	$12,077	$11,139
5/25	$10,461	$12,015	$11,031
6/25	$10,640	$12,203	$11,227
7/25	$10,603	$12,185	$11,184
8/25	$10,825	$12,331	$11,365
9/25	$10,786	$12,462	$11,497
10/25	$11,012	$12,544	$11,594

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.05%	0.68%	0.97%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	7.05%	0.68%	0.97%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. MBS Index	7.22%	(0.01)%	1.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$388,803,790
# of Portfolio Holdings	450
Portfolio Turnover Rate	254%
Total Advisory Fees Paid	$2,053,279

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Short-Term Investments	0.7%
Asset-Backed Securities	2.2%
Government National Mortgage Association Participation Agreements	2.5%
U.S. Department of Agriculture Loans	4.5%
U.S. Government Agency Mortgage-Backed Securities	40.2%
Collateralized Mortgage Obligations	49.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECGOX-TSR-AR

Eaton Vance Government Opportunities Fund

Class I EIGOX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$262	2.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. Mortgage Backed Securities Index (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. MBS Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$996,869	$996,353	$998,423
12/15	$998,264	$991,376	$998,140
1/16	$1,001,175	$1,002,320	$1,010,524
2/16	$1,001,056	$1,009,440	$1,014,503
3/16	$1,004,207	$1,021,811	$1,017,620
4/16	$1,005,662	$1,028,772	$1,019,393
5/16	$1,004,075	$1,029,576	$1,020,748
6/16	$1,003,949	$1,047,701	$1,028,993
7/16	$1,006,912	$1,056,335	$1,031,274
8/16	$1,005,153	$1,057,474	$1,032,370
9/16	$1,006,428	$1,057,726	$1,035,292
10/16	$1,006,148	$1,050,709	$1,032,327
11/16	$1,002,680	$1,027,092	$1,014,548
12/16	$1,003,881	$1,030,143	$1,014,795
1/17	$1,008,350	$1,033,777	$1,014,287
2/17	$1,009,981	$1,041,753	$1,019,262
3/17	$1,011,531	$1,041,404	$1,019,472
4/17	$1,013,119	$1,050,045	$1,025,922
5/17	$1,016,327	$1,058,147	$1,032,581
6/17	$1,016,260	$1,057,250	$1,028,691
7/17	$1,017,836	$1,062,516	$1,033,342
8/17	$1,021,284	$1,071,683	$1,040,779
9/17	$1,019,640	$1,067,911	$1,038,173
10/17	$1,019,471	$1,069,193	$1,037,912
11/17	$1,019,332	$1,067,575	$1,036,256
12/17	$1,019,192	$1,072,282	$1,039,642
1/18	$1,015,856	$1,061,963	$1,027,330
2/18	$1,017,280	$1,051,894	$1,020,153
3/18	$1,017,188	$1,057,199	$1,027,025
4/18	$1,018,985	$1,050,145	$1,022,123
5/18	$1,022,352	$1,055,872	$1,029,598
6/18	$1,021,083	$1,054,340	$1,030,244
7/18	$1,022,144	$1,056,547	$1,029,192
8/18	$1,025,186	$1,061,752	$1,035,141
9/18	$1,024,964	$1,057,203	$1,029,005
10/18	$1,026,320	$1,048,359	$1,022,070
11/18	$1,027,813	$1,053,074	$1,031,413
12/18	$1,030,848	$1,069,550	$1,050,000
1/19	$1,035,539	$1,084,296	$1,058,859
2/19	$1,038,670	$1,085,478	$1,057,989
3/19	$1,041,685	$1,105,079	$1,073,790
4/19	$1,047,969	$1,106,626	$1,072,490
5/19	$1,047,451	$1,123,578	$1,086,179
6/19	$1,047,248	$1,139,470	$1,095,346
7/19	$1,048,581	$1,142,862	$1,100,278
8/19	$1,047,849	$1,168,722	$1,111,082
9/19	$1,052,435	$1,163,659	$1,111,095
10/19	$1,055,067	$1,167,418	$1,114,639
11/19	$1,057,953	$1,167,185	$1,115,450
12/19	$1,056,772	$1,168,924	$1,118,396
1/20	$1,063,039	$1,189,904	$1,126,476
2/20	$1,074,529	$1,207,721	$1,137,812
3/20	$1,078,876	$1,184,130	$1,149,571
4/20	$1,088,502	$1,207,849	$1,158,512
5/20	$1,097,959	$1,219,130	$1,160,362
6/20	$1,098,398	$1,229,303	$1,158,930
7/20	$1,098,620	$1,250,897	$1,161,360
8/20	$1,102,274	$1,243,684	$1,161,518
9/20	$1,104,153	$1,241,442	$1,160,249
10/20	$1,104,288	$1,237,005	$1,160,297
11/20	$1,106,254	$1,253,147	$1,161,275
12/20	$1,109,845	$1,257,475	$1,164,105
1/21	$1,111,654	$1,249,571	$1,165,609
2/21	$1,111,722	$1,233,448	$1,156,294
3/21	$1,113,525	$1,219,093	$1,150,717
4/21	$1,111,661	$1,229,345	$1,157,423
5/21	$1,113,351	$1,234,034	$1,154,424
6/21	$1,109,798	$1,243,030	$1,154,392
7/21	$1,106,382	$1,255,512	$1,161,002
8/21	$1,106,603	$1,254,673	$1,159,492
9/21	$1,110,494	$1,243,959	$1,154,951
10/21	$1,101,527	$1,242,942	$1,152,592
11/21	$1,097,528	$1,244,444	$1,151,627
12/21	$1,097,405	$1,243,605	$1,150,047
1/22	$1,099,515	$1,216,340	$1,132,852
2/22	$1,097,725	$1,199,756	$1,121,325
3/22	$1,082,978	$1,167,568	$1,092,026
4/22	$1,079,371	$1,124,021	$1,053,661
5/22	$1,075,834	$1,130,205	$1,064,959
6/22	$1,070,530	$1,107,621	$1,049,307
7/22	$1,069,390	$1,135,469	$1,082,626
8/22	$1,064,676	$1,105,951	$1,046,514
9/22	$1,034,194	$1,058,302	$992,892
10/22	$1,031,012	$1,046,690	$978,572
11/22	$1,039,377	$1,085,718	$1,019,928
12/22	$1,029,587	$1,082,030	$1,013,401
1/23	$1,039,513	$1,115,595	$1,045,759
2/23	$1,034,263	$1,088,183	$1,018,479
3/23	$1,048,834	$1,113,711	$1,038,345
4/23	$1,048,000	$1,120,515	$1,043,996
5/23	$1,045,404	$1,108,897	$1,036,790
6/23	$1,038,765	$1,107,174	$1,032,886
7/23	$1,040,027	$1,108,275	$1,031,193
8/23	$1,041,295	$1,101,601	$1,022,732
9/23	$1,022,792	$1,075,333	$990,862
10/23	$1,014,219	$1,059,162	$971,128
11/23	$1,054,955	$1,106,829	$1,020,718
12/23	$1,088,096	$1,148,827	$1,063,876
1/24	$1,089,396	$1,146,078	$1,059,527
2/24	$1,060,209	$1,132,337	$1,042,443
3/24	$1,067,580	$1,143,455	$1,052,501
4/24	$1,032,192	$1,116,734	$1,021,549
5/24	$1,057,997	$1,135,245	$1,042,497
6/24	$1,075,557	$1,145,623	$1,054,959
7/24	$1,107,803	$1,171,626	$1,082,889
8/24	$1,125,714	$1,188,874	$1,099,844
9/24	$1,139,373	$1,205,180	$1,113,404
10/24	$1,101,011	$1,177,807	$1,081,365
11/24	$1,112,702	$1,190,224	$1,095,553
12/24	$1,099,208	$1,172,248	$1,078,049
1/25	$1,108,957	$1,179,312	$1,083,956
2/25	$1,141,679	$1,203,695	$1,110,051
3/25	$1,149,378	$1,203,408	$1,110,113
4/25	$1,165,544	$1,207,658	$1,113,851
5/25	$1,151,693	$1,201,533	$1,103,050
6/25	$1,174,532	$1,220,252	$1,122,707
7/25	$1,169,281	$1,218,511	$1,118,402
8/25	$1,196,910	$1,233,147	$1,136,529
9/25	$1,193,627	$1,246,212	$1,149,662
10/25	$1,201,587	$1,254,442	$1,159,440

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.13%	1.70%	1.85%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. MBS Index	7.22%	(0.01)%	1.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$388,803,790
# of Portfolio Holdings	450
Portfolio Turnover Rate	254%
Total Advisory Fees Paid	$2,053,279

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Short-Term Investments	0.7%
Asset-Backed Securities	2.2%
Government National Mortgage Association Participation Agreements	2.5%
U.S. Department of Agriculture Loans	4.5%
U.S. Government Agency Mortgage-Backed Securities	40.2%
Collateralized Mortgage Obligations	49.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIGOX-TSR-AR

Eaton Vance Government Opportunities Fund

Class R ERGOX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$314	3.01%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. Mortgage Backed Securities Index (the Index):

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Bloomberg U.S. Universal Index	ICE BofA U.S. MBS Index
10/15	$10,000	$10,000	$10,000
11/15	$9,964	$9,964	$9,984
12/15	$9,974	$9,914	$9,981
1/16	$9,999	$10,023	$10,105
2/16	$9,994	$10,094	$10,145
3/16	$10,021	$10,218	$10,176
4/16	$10,031	$10,288	$10,194
5/16	$10,011	$10,296	$10,207
6/16	$10,006	$10,477	$10,290
7/16	$10,031	$10,563	$10,313
8/16	$10,009	$10,575	$10,324
9/16	$10,017	$10,577	$10,353
10/16	$10,010	$10,507	$10,323
11/16	$9,956	$10,271	$10,145
12/16	$9,979	$10,301	$10,148
1/17	$10,004	$10,338	$10,143
2/17	$10,032	$10,418	$10,193
3/17	$10,027	$10,414	$10,195
4/17	$10,054	$10,500	$10,259
5/17	$10,066	$10,581	$10,326
6/17	$10,077	$10,573	$10,287
7/17	$10,088	$10,625	$10,333
8/17	$10,118	$10,717	$10,408
9/17	$10,082	$10,679	$10,382
10/17	$10,092	$10,692	$10,379
11/17	$10,070	$10,676	$10,363
12/17	$10,080	$10,723	$10,396
1/18	$10,043	$10,620	$10,273
2/18	$10,053	$10,519	$10,202
3/18	$10,048	$10,572	$10,270
4/18	$10,061	$10,501	$10,221
5/18	$10,074	$10,559	$10,296
6/18	$10,057	$10,543	$10,302
7/18	$10,080	$10,565	$10,292
8/18	$10,105	$10,618	$10,351
9/18	$10,099	$10,572	$10,290
10/18	$10,091	$10,484	$10,221
11/18	$10,119	$10,531	$10,314
12/18	$10,127	$10,696	$10,500
1/19	$10,186	$10,843	$10,589
2/19	$10,213	$10,855	$10,580
3/19	$10,238	$11,051	$10,738
4/19	$10,296	$11,066	$10,725
5/19	$10,286	$11,236	$10,862
6/19	$10,280	$11,395	$10,953
7/19	$10,289	$11,429	$11,003
8/19	$10,277	$11,687	$11,111
9/19	$10,318	$11,637	$11,111
10/19	$10,339	$11,674	$11,146
11/19	$10,363	$11,672	$11,155
12/19	$10,347	$11,689	$11,184
1/20	$10,404	$11,899	$11,265
2/20	$10,513	$12,077	$11,378
3/20	$10,551	$11,841	$11,496
4/20	$10,641	$12,078	$11,585
5/20	$10,729	$12,191	$11,604
6/20	$10,729	$12,293	$11,589
7/20	$10,727	$12,509	$11,614
8/20	$10,758	$12,437	$11,615
9/20	$10,772	$12,414	$11,602
10/20	$10,769	$12,370	$11,603
11/20	$10,783	$12,531	$11,613
12/20	$10,814	$12,575	$11,641
1/21	$10,827	$12,496	$11,656
2/21	$10,823	$12,334	$11,563
3/21	$10,836	$12,191	$11,507
4/21	$10,814	$12,293	$11,574
5/21	$10,825	$12,340	$11,544
6/21	$10,786	$12,430	$11,544
7/21	$10,748	$12,555	$11,610
8/21	$10,746	$12,547	$11,595
9/21	$10,779	$12,440	$11,550
10/21	$10,687	$12,429	$11,526
11/21	$10,644	$12,444	$11,516
12/21	$10,638	$12,436	$11,500
1/22	$10,654	$12,163	$11,329
2/22	$10,633	$11,998	$11,213
3/22	$10,485	$11,676	$10,920
4/22	$10,445	$11,240	$10,537
5/22	$10,407	$11,302	$10,650
6/22	$10,351	$11,076	$10,493
7/22	$10,335	$11,355	$10,826
8/22	$10,285	$11,060	$10,465
9/22	$9,985	$10,583	$9,929
10/22	$9,950	$10,467	$9,786
11/22	$10,027	$10,857	$10,199
12/22	$9,928	$10,820	$10,134
1/23	$10,019	$11,156	$10,458
2/23	$9,964	$10,882	$10,185
3/23	$10,100	$11,137	$10,383
4/23	$10,088	$11,205	$10,440
5/23	$10,058	$11,089	$10,368
6/23	$9,990	$11,072	$10,329
7/23	$9,997	$11,083	$10,312
8/23	$10,005	$11,016	$10,227
9/23	$9,822	$10,753	$9,909
10/23	$9,735	$10,592	$9,711
11/23	$10,123	$11,068	$10,207
12/23	$10,456	$11,488	$10,639
1/24	$10,445	$11,461	$10,595
2/24	$10,159	$11,323	$10,424
3/24	$10,226	$11,435	$10,525
4/24	$9,900	$11,167	$10,215
5/24	$10,124	$11,352	$10,425
6/24	$10,307	$11,456	$10,550
7/24	$10,592	$11,716	$10,829
8/24	$10,779	$11,889	$10,998
9/24	$10,886	$12,052	$11,134
10/24	$10,513	$11,778	$10,814
11/24	$10,620	$11,902	$10,956
12/24	$10,486	$11,722	$10,780
1/25	$10,575	$11,793	$10,840
2/25	$10,884	$12,037	$11,101
3/25	$10,952	$12,034	$11,101
4/25	$11,102	$12,077	$11,139
5/25	$10,986	$12,015	$11,031
6/25	$11,179	$12,203	$11,227
7/25	$11,144	$12,185	$11,184
8/25	$11,382	$12,331	$11,365
9/25	$11,346	$12,462	$11,497
10/25	$11,417	$12,544	$11,594

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	8.60%	1.18%	1.33%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. MBS Index	7.22%	(0.01)%	1.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$388,803,790
# of Portfolio Holdings	450
Portfolio Turnover Rate	254%
Total Advisory Fees Paid	$2,053,279

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Short-Term Investments	0.7%
Asset-Backed Securities	2.2%
Government National Mortgage Association Participation Agreements	2.5%
U.S. Department of Agriculture Loans	4.5%
U.S. Government Agency Mortgage-Backed Securities	40.2%
Collateralized Mortgage Obligations	49.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ERGOX-TSR-AR

Eaton Vance High Income Opportunities Fund

Class A ETHIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.88%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,523	$9,964	$9,777	$9,776
12/15	$9,372	$9,914	$9,525	$9,523
1/16	$9,286	$10,023	$9,374	$9,373
2/16	$9,376	$10,094	$9,418	$9,416
3/16	$9,670	$10,218	$9,834	$9,833
4/16	$9,875	$10,288	$10,227	$10,225
5/16	$9,946	$10,296	$10,301	$10,299
6/16	$9,971	$10,477	$10,413	$10,411
7/16	$10,180	$10,563	$10,675	$10,674
8/16	$10,341	$10,575	$10,913	$10,912
9/16	$10,409	$10,577	$10,984	$10,982
10/16	$10,386	$10,507	$11,018	$11,016
11/16	$10,362	$10,271	$10,975	$10,973
12/16	$10,549	$10,301	$11,191	$11,189
1/17	$10,667	$10,338	$11,341	$11,339
2/17	$10,781	$10,418	$11,518	$11,516
3/17	$10,782	$10,414	$11,493	$11,492
4/17	$10,899	$10,500	$11,623	$11,622
5/17	$10,972	$10,581	$11,727	$11,726
6/17	$10,995	$10,573	$11,739	$11,738
7/17	$11,092	$10,625	$11,875	$11,874
8/17	$11,092	$10,717	$11,872	$11,871
9/17	$11,164	$10,679	$11,978	$11,977
10/17	$11,189	$10,692	$12,025	$12,023
11/17	$11,163	$10,676	$11,993	$11,991
12/17	$11,213	$10,723	$12,028	$12,026
1/18	$11,263	$10,620	$12,105	$12,103
2/18	$11,159	$10,519	$11,992	$11,990
3/18	$11,110	$10,572	$11,918	$11,916
4/18	$11,159	$10,501	$11,997	$11,996
5/18	$11,160	$10,559	$11,996	$11,994
6/18	$11,159	$10,543	$12,037	$12,035
7/18	$11,286	$10,565	$12,172	$12,170
8/18	$11,363	$10,618	$12,260	$12,258
9/18	$11,413	$10,572	$12,331	$12,329
10/18	$11,208	$10,484	$12,129	$12,127
11/18	$11,103	$10,531	$12,019	$12,017
12/18	$10,844	$10,696	$11,755	$11,754
1/19	$11,341	$10,843	$12,295	$12,294
2/19	$11,494	$10,855	$12,503	$12,501
3/19	$11,573	$11,051	$12,625	$12,624
4/19	$11,705	$11,066	$12,802	$12,800
5/19	$11,599	$11,236	$12,639	$12,638
6/19	$11,865	$11,395	$12,949	$12,947
7/19	$11,892	$11,429	$13,015	$13,014
8/19	$11,947	$11,687	$13,066	$13,065
9/19	$12,000	$11,637	$13,108	$13,106
10/19	$12,028	$11,674	$13,138	$13,136
11/19	$12,108	$11,672	$13,174	$13,172
12/19	$12,356	$11,689	$13,449	$13,448
1/20	$12,329	$11,899	$13,450	$13,448
2/20	$12,104	$12,077	$13,241	$13,240
3/20	$10,602	$11,841	$11,683	$11,683
4/20	$11,105	$12,078	$12,127	$12,127
5/20	$11,583	$12,191	$12,677	$12,682
6/20	$11,610	$12,293	$12,798	$12,805
7/20	$12,150	$12,509	$13,405	$13,417
8/20	$12,236	$12,437	$13,539	$13,549
9/20	$12,121	$12,414	$13,399	$13,408
10/20	$12,179	$12,370	$13,459	$13,470
11/20	$12,669	$12,531	$13,999	$14,010
12/20	$12,902	$12,575	$14,266	$14,277
1/21	$12,991	$12,496	$14,321	$14,332
2/21	$13,073	$12,334	$14,371	$14,381
3/21	$13,099	$12,191	$14,396	$14,406
4/21	$13,241	$12,293	$14,554	$14,564
5/21	$13,297	$12,340	$14,596	$14,606
6/21	$13,500	$12,430	$14,794	$14,806
7/21	$13,526	$12,555	$14,846	$14,858
8/21	$13,612	$12,547	$14,928	$14,939
9/21	$13,757	$12,440	$14,934	$14,944
10/21	$13,753	$12,429	$14,906	$14,918
11/21	$13,595	$12,444	$14,752	$14,765
12/21	$13,835	$12,436	$15,029	$15,043
1/22	$13,432	$12,163	$14,617	$14,629
2/22	$13,608	$11,998	$14,486	$14,498
3/22	$13,480	$11,676	$14,353	$14,364
4/22	$13,101	$11,240	$13,832	$13,841
5/22	$13,066	$11,302	$13,865	$13,876
6/22	$12,308	$11,076	$12,920	$12,931
7/22	$12,996	$11,355	$13,698	$13,710
8/22	$12,739	$11,060	$13,371	$13,382
9/22	$12,288	$10,583	$12,834	$12,844
10/22	$12,571	$10,467	$13,199	$13,209
11/22	$12,918	$10,857	$13,444	$13,457
12/22	$12,817	$10,820	$13,344	$13,355
1/23	$13,298	$11,156	$13,866	$13,877
2/23	$13,126	$10,882	$13,688	$13,698
3/23	$13,317	$11,137	$13,840	$13,852
4/23	$13,410	$11,205	$13,975	$13,986
5/23	$13,247	$11,089	$13,842	$13,853
6/23	$13,447	$11,072	$14,067	$14,078
7/23	$13,613	$11,083	$14,268	$14,279
8/23	$13,649	$11,016	$14,310	$14,320
9/23	$13,485	$10,753	$14,142	$14,153
10/23	$13,318	$10,592	$13,966	$13,978
11/23	$13,866	$11,068	$14,603	$14,614
12/23	$14,316	$11,488	$15,142	$15,152
1/24	$14,352	$11,461	$15,145	$15,155
2/24	$14,390	$11,323	$15,190	$15,200
3/24	$14,570	$11,435	$15,371	$15,381
4/24	$14,470	$11,167	$15,217	$15,227
5/24	$14,617	$11,352	$15,390	$15,400
6/24	$14,765	$11,456	$15,538	$15,549
7/24	$14,985	$11,716	$15,843	$15,854
8/24	$15,170	$11,889	$16,095	$16,106
9/24	$15,319	$12,052	$16,358	$16,369
10/24	$15,254	$11,778	$16,268	$16,279
11/24	$15,438	$11,902	$16,454	$16,466
12/24	$15,376	$11,722	$16,384	$16,395
1/25	$15,564	$11,793	$16,610	$16,622
2/25	$15,642	$12,037	$16,718	$16,730
3/25	$15,467	$12,034	$16,539	$16,550
4/25	$15,546	$12,077	$16,539	$16,550
5/25	$15,813	$12,015	$16,817	$16,829
6/25	$16,082	$12,203	$17,129	$17,141
7/25	$16,127	$12,185	$17,198	$17,210
8/25	$16,285	$12,331	$17,407	$17,419
9/25	$16,369	$12,462	$17,540	$17,552
10/25	$16,448	$12,544	$17,575	$17,587

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.88%	6.20%	5.45%
Class A with 3.25% Maximum Sales Charge	4.42%	5.51%	5.10%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,054,906,487
# of Portfolio Holdings (for High Income Opportunities Portfolio)	468
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	45%
Total Advisory Fees Paid	$5,071,792

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ETHIX-TSR-AR

Eaton Vance High Income Opportunities Fund

Class C ECHIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.63%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,837	$9,964	$9,777	$9,776
12/15	$9,674	$9,914	$9,525	$9,523
1/16	$9,602	$10,023	$9,374	$9,373
2/16	$9,689	$10,094	$9,418	$9,416
3/16	$9,963	$10,218	$9,834	$9,833
4/16	$10,167	$10,288	$10,227	$10,225
5/16	$10,234	$10,296	$10,301	$10,299
6/16	$10,253	$10,477	$10,413	$10,411
7/16	$10,461	$10,563	$10,675	$10,674
8/16	$10,620	$10,575	$10,913	$10,912
9/16	$10,684	$10,577	$10,984	$10,982
10/16	$10,654	$10,507	$11,018	$11,016
11/16	$10,622	$10,271	$10,975	$10,973
12/16	$10,807	$10,301	$11,191	$11,189
1/17	$10,921	$10,338	$11,341	$11,339
2/17	$11,032	$10,418	$11,518	$11,516
3/17	$11,025	$10,414	$11,493	$11,492
4/17	$11,139	$10,500	$11,623	$11,622
5/17	$11,230	$10,581	$11,727	$11,726
6/17	$11,223	$10,573	$11,739	$11,738
7/17	$11,315	$10,625	$11,875	$11,874
8/17	$11,308	$10,717	$11,872	$11,871
9/17	$11,375	$10,679	$11,978	$11,977
10/17	$11,393	$10,692	$12,025	$12,023
11/17	$11,360	$10,676	$11,993	$11,991
12/17	$11,403	$10,723	$12,028	$12,026
1/18	$11,447	$10,620	$12,105	$12,103
2/18	$11,335	$10,519	$11,992	$11,990
3/18	$11,278	$10,572	$11,918	$11,916
4/18	$11,321	$10,501	$11,997	$11,996
5/18	$11,314	$10,559	$11,996	$11,994
6/18	$11,306	$10,543	$12,037	$12,035
7/18	$11,428	$10,565	$12,172	$12,170
8/18	$11,498	$10,618	$12,260	$12,258
9/18	$11,542	$10,572	$12,331	$12,329
10/18	$11,327	$10,484	$12,129	$12,127
11/18	$11,214	$10,531	$12,019	$12,017
12/18	$10,944	$10,696	$11,755	$11,754
1/19	$11,438	$10,843	$12,295	$12,294
2/19	$11,586	$10,855	$12,503	$12,501
3/19	$11,659	$11,051	$12,625	$12,624
4/19	$11,783	$11,066	$12,802	$12,800
5/19	$11,669	$11,236	$12,639	$12,638
6/19	$11,930	$11,395	$12,949	$12,947
7/19	$11,949	$11,429	$13,015	$13,014
8/19	$11,997	$11,687	$13,066	$13,065
9/19	$12,042	$11,637	$13,108	$13,106
10/19	$12,062	$11,674	$13,138	$13,136
11/19	$12,136	$11,672	$13,174	$13,172
12/19	$12,376	$11,689	$13,449	$13,448
1/20	$12,341	$11,899	$13,450	$13,448
2/20	$12,109	$12,077	$13,241	$13,240
3/20	$10,599	$11,841	$11,683	$11,683
4/20	$11,121	$12,078	$12,127	$12,127
5/20	$11,563	$12,191	$12,677	$12,682
6/20	$11,582	$12,293	$12,798	$12,805
7/20	$12,113	$12,509	$13,405	$13,417
8/20	$12,191	$12,437	$13,539	$13,549
9/20	$12,067	$12,414	$13,399	$13,408
10/20	$12,117	$12,370	$13,459	$13,470
11/20	$12,626	$12,531	$13,999	$14,010
12/20	$12,849	$12,575	$14,266	$14,277
1/21	$12,900	$12,496	$14,321	$14,332
2/21	$13,004	$12,334	$14,371	$14,381
3/21	$12,992	$12,191	$14,396	$14,406
4/21	$13,154	$12,293	$14,554	$14,564
5/21	$13,201	$12,340	$14,596	$14,606
6/21	$13,364	$12,430	$14,794	$14,806
7/21	$13,382	$12,555	$14,846	$14,858
8/21	$13,459	$12,547	$14,928	$14,939
9/21	$13,594	$12,440	$14,934	$14,944
10/21	$13,582	$12,429	$14,906	$14,918
11/21	$13,418	$12,444	$14,752	$14,765
12/21	$13,677	$12,436	$15,029	$15,043
1/22	$13,271	$12,163	$14,617	$14,629
2/22	$13,405	$11,998	$14,486	$14,498
3/22	$13,271	$11,676	$14,353	$14,364
4/22	$12,890	$11,240	$13,832	$13,841
5/22	$12,877	$11,302	$13,865	$13,876
6/22	$12,093	$11,076	$12,920	$12,931
7/22	$12,761	$11,355	$13,698	$13,710
8/22	$12,530	$11,060	$13,371	$13,382
9/22	$12,048	$10,583	$12,834	$12,844
10/22	$12,317	$10,467	$13,199	$13,209
11/22	$12,648	$10,857	$13,444	$13,457
12/22	$12,572	$10,820	$13,344	$13,355
1/23	$13,034	$11,156	$13,866	$13,877
2/23	$12,826	$10,882	$13,688	$13,698
3/23	$13,036	$11,137	$13,840	$13,852
4/23	$13,086	$11,205	$13,975	$13,986
5/23	$12,951	$11,089	$13,842	$13,853
6/23	$13,138	$11,072	$14,067	$14,078
7/23	$13,292	$11,083	$14,268	$14,279
8/23	$13,319	$11,016	$14,310	$14,320
9/23	$13,151	$10,753	$14,142	$14,153
10/23	$12,980	$10,592	$13,966	$13,978
11/23	$13,471	$11,068	$14,603	$14,614
12/23	$13,933	$11,488	$15,142	$15,152
1/24	$13,960	$11,461	$15,145	$15,155
2/24	$13,955	$11,323	$15,190	$15,200
3/24	$14,154	$11,435	$15,371	$15,381
4/24	$14,015	$11,167	$15,217	$15,227
5/24	$14,182	$11,352	$15,390	$15,400
6/24	$14,317	$11,456	$15,538	$15,549
7/24	$14,486	$11,716	$15,843	$15,854
8/24	$14,691	$11,889	$16,095	$16,106
9/24	$14,826	$12,052	$16,358	$16,369
10/24	$14,753	$11,778	$16,268	$16,279
11/24	$14,922	$11,902	$16,454	$16,466
12/24	$14,853	$11,722	$16,384	$16,395
1/25	$14,990	$11,793	$16,610	$16,622
2/25	$15,092	$12,037	$16,718	$16,730
3/25	$14,914	$12,034	$16,539	$16,550
4/25	$14,981	$12,077	$16,539	$16,550
5/25	$15,228	$12,015	$16,817	$16,829
6/25	$15,477	$12,203	$17,129	$17,141
7/25	$15,510	$12,185	$17,198	$17,210
8/25	$15,653	$12,331	$17,407	$17,419
9/25	$15,723	$12,462	$17,540	$17,552
10/25	$16,038	$12,544	$17,575	$17,587

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.82%	5.39%	4.83%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.82%	5.39%	4.83%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,054,906,487
# of Portfolio Holdings (for High Income Opportunities Portfolio)	468
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	45%
Total Advisory Fees Paid	$5,071,792

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECHIX-TSR-AR

Eaton Vance High Income Opportunities Fund

Class I EIHIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.63%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$984,576	$996,353	$977,696	$977,550
12/15	$966,905	$991,376	$952,486	$952,335
1/16	$960,581	$1,002,320	$937,418	$937,272
2/16	$970,016	$1,009,440	$941,779	$941,631
3/16	$998,354	$1,021,811	$983,409	$983,255
4/16	$1,022,016	$1,028,772	$1,022,705	$1,022,543
5/16	$1,027,256	$1,029,576	$1,030,083	$1,029,922
6/16	$1,032,352	$1,047,701	$1,041,251	$1,041,085
7/16	$1,051,819	$1,056,335	$1,067,549	$1,067,380
8/16	$1,071,072	$1,057,474	$1,091,328	$1,091,155
9/16	$1,075,941	$1,057,726	$1,098,386	$1,098,214
10/16	$1,076,202	$1,050,709	$1,101,819	$1,101,646
11/16	$1,073,893	$1,027,092	$1,097,474	$1,097,301
12/16	$1,091,087	$1,030,143	$1,119,052	$1,118,885
1/17	$1,103,502	$1,033,777	$1,134,070	$1,133,910
2/17	$1,117,928	$1,041,753	$1,151,750	$1,151,604
3/17	$1,115,757	$1,041,404	$1,149,331	$1,149,188
4/17	$1,128,187	$1,050,045	$1,162,339	$1,162,209
5/17	$1,138,368	$1,058,147	$1,172,677	$1,172,589
6/17	$1,140,969	$1,057,250	$1,173,921	$1,173,827
7/17	$1,151,242	$1,062,516	$1,187,491	$1,187,366
8/17	$1,149,022	$1,071,683	$1,187,172	$1,187,058
9/17	$1,159,219	$1,067,911	$1,197,824	$1,197,723
10/17	$1,162,040	$1,069,193	$1,202,498	$1,202,345
11/17	$1,159,616	$1,067,575	$1,199,290	$1,199,119
12/17	$1,162,463	$1,072,282	$1,202,786	$1,202,614
1/18	$1,167,890	$1,061,963	$1,210,498	$1,210,325
2/18	$1,159,924	$1,051,894	$1,199,212	$1,199,041
3/18	$1,155,043	$1,057,199	$1,191,808	$1,191,638
4/18	$1,160,367	$1,050,145	$1,199,736	$1,199,565
5/18	$1,158,054	$1,055,872	$1,199,566	$1,199,384
6/18	$1,160,802	$1,054,340	$1,203,710	$1,203,526
7/18	$1,174,296	$1,056,547	$1,217,159	$1,216,974
8/18	$1,179,902	$1,061,752	$1,225,974	$1,225,788
9/18	$1,185,353	$1,057,203	$1,233,099	$1,232,911
10/18	$1,166,929	$1,048,359	$1,212,897	$1,212,720
11/18	$1,156,300	$1,053,074	$1,201,887	$1,201,715
12/18	$1,126,892	$1,069,550	$1,175,531	$1,175,375
1/19	$1,178,796	$1,084,296	$1,229,517	$1,229,360
2/19	$1,194,923	$1,085,478	$1,250,277	$1,250,117
3/19	$1,206,200	$1,105,079	$1,262,528	$1,262,366
4/19	$1,220,098	$1,106,626	$1,280,193	$1,280,027
5/19	$1,206,582	$1,123,578	$1,263,919	$1,263,757
6/19	$1,234,513	$1,139,470	$1,294,912	$1,294,746
7/19	$1,240,420	$1,142,862	$1,301,544	$1,301,376
8/19	$1,243,548	$1,168,722	$1,306,621	$1,306,454
9/19	$1,252,139	$1,163,659	$1,310,765	$1,310,596
10/19	$1,255,297	$1,167,418	$1,313,809	$1,313,639
11/19	$1,263,969	$1,167,185	$1,317,397	$1,317,226
12/19	$1,290,035	$1,168,924	$1,344,934	$1,344,762
1/20	$1,284,618	$1,189,904	$1,344,992	$1,344,819
2/20	$1,264,348	$1,207,721	$1,324,145	$1,323,976
3/20	$1,108,087	$1,184,130	$1,168,312	$1,168,292
4/20	$1,160,712	$1,207,849	$1,212,730	$1,212,691
5/20	$1,207,946	$1,219,130	$1,267,743	$1,268,156
6/20	$1,213,975	$1,229,303	$1,279,787	$1,280,516
7/20	$1,267,612	$1,250,897	$1,340,519	$1,341,700
8/20	$1,279,856	$1,243,684	$1,353,919	$1,354,903
9/20	$1,268,034	$1,241,442	$1,339,886	$1,340,778
10/20	$1,274,388	$1,237,005	$1,345,931	$1,347,048
11/20	$1,325,867	$1,253,147	$1,399,881	$1,400,967
12/20	$1,350,487	$1,257,475	$1,426,615	$1,427,688
1/21	$1,356,934	$1,249,571	$1,432,118	$1,433,152
2/21	$1,368,911	$1,233,448	$1,437,054	$1,438,146
3/21	$1,371,870	$1,219,093	$1,439,603	$1,440,594
4/21	$1,387,006	$1,229,345	$1,455,353	$1,456,396
5/21	$1,393,094	$1,234,034	$1,459,554	$1,460,600
6/21	$1,414,594	$1,243,030	$1,479,425	$1,480,556
7/21	$1,417,604	$1,255,512	$1,484,617	$1,485,826
8/21	$1,423,771	$1,254,673	$1,492,811	$1,493,930
9/21	$1,439,235	$1,243,959	$1,493,418	$1,494,431
10/21	$1,439,115	$1,242,942	$1,490,607	$1,491,773
11/21	$1,422,872	$1,244,444	$1,475,154	$1,476,485
12/21	$1,451,528	$1,243,605	$1,502,896	$1,504,263
1/22	$1,409,658	$1,216,340	$1,461,694	$1,462,912
2/22	$1,425,052	$1,199,756	$1,448,605	$1,449,776
3/22	$1,415,212	$1,167,568	$1,435,344	$1,436,362
4/22	$1,372,589	$1,124,021	$1,383,204	$1,384,113
5/22	$1,372,464	$1,130,205	$1,386,513	$1,387,578
6/22	$1,290,046	$1,107,621	$1,292,049	$1,293,130
7/22	$1,362,506	$1,135,469	$1,369,804	$1,371,014
8/22	$1,339,174	$1,105,951	$1,337,078	$1,338,182
9/22	$1,288,867	$1,058,302	$1,283,381	$1,284,363
10/22	$1,318,869	$1,046,690	$1,319,897	$1,320,924
11/22	$1,355,537	$1,085,718	$1,344,445	$1,345,651
12/22	$1,348,648	$1,082,030	$1,334,414	$1,335,516
1/23	$1,399,475	$1,115,595	$1,386,571	$1,387,729
2/23	$1,378,217	$1,088,183	$1,368,785	$1,369,771
3/23	$1,402,085	$1,113,711	$1,383,993	$1,385,190
4/23	$1,408,710	$1,120,515	$1,397,480	$1,398,560
5/23	$1,395,295	$1,108,897	$1,384,169	$1,385,281
6/23	$1,416,593	$1,107,174	$1,406,684	$1,407,830
7/23	$1,434,385	$1,108,275	$1,426,788	$1,427,877
8/23	$1,434,988	$1,101,601	$1,431,032	$1,431,951
9/23	$1,421,555	$1,075,333	$1,414,217	$1,415,298
10/23	$1,404,342	$1,059,162	$1,396,558	$1,397,780
11/23	$1,458,632	$1,106,829	$1,460,312	$1,461,355
12/23	$1,509,893	$1,148,827	$1,514,202	$1,515,247
1/24	$1,514,054	$1,146,078	$1,514,493	$1,515,528
2/24	$1,514,696	$1,132,337	$1,518,977	$1,520,015
3/24	$1,537,642	$1,143,455	$1,537,071	$1,538,122
4/24	$1,523,776	$1,116,734	$1,521,701	$1,522,740
5/24	$1,543,242	$1,135,245	$1,538,968	$1,540,018
6/24	$1,559,186	$1,145,623	$1,553,823	$1,554,885
7/24	$1,578,926	$1,171,626	$1,584,314	$1,585,397
8/24	$1,602,534	$1,188,874	$1,609,516	$1,610,615
9/24	$1,618,612	$1,205,180	$1,635,817	$1,636,935
10/24	$1,612,067	$1,177,807	$1,626,815	$1,627,926
11/24	$1,631,859	$1,190,224	$1,645,444	$1,646,568
12/24	$1,625,688	$1,172,248	$1,638,392	$1,639,510
1/25	$1,642,035	$1,179,312	$1,661,015	$1,662,150
2/25	$1,654,444	$1,203,695	$1,671,812	$1,672,955
3/25	$1,636,358	$1,203,408	$1,653,868	$1,654,998
4/25	$1,644,975	$1,207,658	$1,653,905	$1,655,037
5/25	$1,673,590	$1,201,533	$1,681,721	$1,682,870
6/25	$1,698,385	$1,220,252	$1,712,930	$1,714,101
7/25	$1,707,403	$1,218,511	$1,719,799	$1,720,975
8/25	$1,724,548	$1,233,147	$1,740,744	$1,741,934
9/25	$1,733,728	$1,246,212	$1,754,034	$1,755,234
10/25	$1,739,277	$1,254,442	$1,757,484	$1,758,685

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.89%	6.41%	5.69%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,054,906,487
# of Portfolio Holdings (for High Income Opportunities Portfolio)	468
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	45%
Total Advisory Fees Paid	$5,071,792

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIHIX-TSR-AR

Eaton Vance High Income Opportunities Fund

Class R6 ERHIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.54%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/15	$4,922,879	$4,981,766	$4,888,479	$4,887,751
12/15	$4,834,523	$4,956,879	$4,762,429	$4,761,673
1/16	$4,802,907	$5,011,598	$4,687,092	$4,686,359
2/16	$4,850,081	$5,047,198	$4,708,893	$4,708,154
3/16	$4,991,768	$5,109,053	$4,917,047	$4,916,273
4/16	$5,110,081	$5,143,862	$5,113,523	$5,112,716
5/16	$5,136,278	$5,147,880	$5,150,413	$5,149,608
6/16	$5,161,760	$5,238,507	$5,206,253	$5,205,423
7/16	$5,259,093	$5,281,675	$5,337,746	$5,336,899
8/16	$5,355,359	$5,287,372	$5,456,640	$5,455,774
9/16	$5,379,703	$5,288,629	$5,491,932	$5,491,070
10/16	$5,381,009	$5,253,543	$5,509,096	$5,508,230
11/16	$5,369,464	$5,135,458	$5,487,368	$5,486,507
12/16	$5,455,436	$5,150,713	$5,595,260	$5,594,425
1/17	$5,517,512	$5,168,885	$5,670,352	$5,669,548
2/17	$5,589,638	$5,208,767	$5,758,748	$5,758,020
3/17	$5,578,787	$5,207,022	$5,746,653	$5,745,938
4/17	$5,640,937	$5,250,226	$5,811,694	$5,811,043
5/17	$5,691,839	$5,290,734	$5,863,387	$5,862,946
6/17	$5,704,845	$5,286,248	$5,869,607	$5,869,135
7/17	$5,756,211	$5,312,578	$5,937,456	$5,936,831
8/17	$5,745,110	$5,358,413	$5,935,858	$5,935,292
9/17	$5,796,093	$5,339,555	$5,989,120	$5,988,615
10/17	$5,810,201	$5,345,966	$6,012,490	$6,011,725
11/17	$5,798,079	$5,337,876	$5,996,449	$5,995,594
12/17	$5,812,316	$5,361,408	$6,013,930	$6,013,069
1/18	$5,839,450	$5,309,816	$6,052,491	$6,051,623
2/18	$5,799,620	$5,259,468	$5,996,060	$5,995,204
3/18	$5,775,215	$5,285,995	$5,959,040	$5,958,192
4/18	$5,801,835	$5,250,724	$5,998,681	$5,997,824
5/18	$5,790,268	$5,279,359	$5,997,831	$5,996,919
6/18	$5,804,010	$5,271,702	$6,018,552	$6,017,628
7/18	$5,871,479	$5,282,735	$6,085,796	$6,084,871
8/18	$5,899,508	$5,308,761	$6,129,872	$6,128,938
9/18	$5,926,763	$5,286,013	$6,165,495	$6,164,553
10/18	$5,834,647	$5,241,794	$6,064,485	$6,063,600
11/18	$5,781,498	$5,265,368	$6,009,437	$6,008,576
12/18	$5,634,459	$5,347,748	$5,877,656	$5,876,876
1/19	$5,893,981	$5,421,482	$6,147,583	$6,146,798
2/19	$5,974,615	$5,427,391	$6,251,386	$6,250,586
3/19	$6,031,001	$5,525,397	$6,312,640	$6,311,832
4/19	$6,100,490	$5,533,131	$6,400,964	$6,400,137
5/19	$6,032,911	$5,617,891	$6,319,595	$6,318,787
6/19	$6,172,566	$5,697,352	$6,474,558	$6,473,731
7/19	$6,202,099	$5,714,311	$6,507,719	$6,506,878
8/19	$6,217,742	$5,843,610	$6,533,105	$6,532,270
9/19	$6,260,696	$5,818,293	$6,553,825	$6,552,979
10/19	$6,276,487	$5,837,092	$6,569,045	$6,568,195
11/19	$6,319,847	$5,835,924	$6,586,987	$6,586,132
12/19	$6,450,173	$5,844,621	$6,724,671	$6,723,811
1/20	$6,423,091	$5,949,520	$6,724,959	$6,724,096
2/20	$6,321,741	$6,038,603	$6,620,724	$6,619,880
3/20	$5,540,437	$5,920,648	$5,841,558	$5,841,461
4/20	$5,803,558	$6,039,247	$6,063,650	$6,063,457
5/20	$6,039,728	$6,095,652	$6,338,717	$6,340,778
6/20	$6,069,876	$6,146,514	$6,398,934	$6,402,581
7/20	$6,338,058	$6,254,483	$6,702,597	$6,708,499
8/20	$6,399,278	$6,218,418	$6,769,597	$6,774,514
9/20	$6,340,168	$6,207,211	$6,699,430	$6,703,892
10/20	$6,371,941	$6,185,025	$6,729,653	$6,735,239
11/20	$6,629,334	$6,265,736	$6,999,407	$7,004,833
12/20	$6,752,436	$6,287,373	$7,133,074	$7,138,438
1/21	$6,784,671	$6,247,854	$7,160,591	$7,165,760
2/21	$6,844,556	$6,167,238	$7,185,271	$7,190,728
3/21	$6,859,351	$6,095,467	$7,198,014	$7,202,971
4/21	$6,935,030	$6,146,723	$7,276,763	$7,281,982
5/21	$6,965,468	$6,170,168	$7,297,771	$7,303,000
6/21	$7,072,968	$6,215,150	$7,397,125	$7,402,782
7/21	$7,088,020	$6,277,558	$7,423,087	$7,429,131
8/21	$7,118,854	$6,273,367	$7,464,053	$7,469,649
9/21	$7,196,177	$6,219,796	$7,467,091	$7,472,155
10/21	$7,195,573	$6,214,712	$7,453,037	$7,458,863
11/21	$7,114,362	$6,222,219	$7,375,771	$7,382,425
12/21	$7,257,640	$6,218,024	$7,514,478	$7,521,314
1/22	$7,048,291	$6,081,699	$7,308,470	$7,314,558
2/22	$7,125,258	$5,998,781	$7,243,026	$7,248,881
3/22	$7,076,060	$5,837,841	$7,176,718	$7,181,809
4/22	$6,862,943	$5,620,104	$6,916,021	$6,920,563
5/22	$6,862,321	$5,651,027	$6,932,566	$6,937,889
6/22	$6,450,231	$5,538,106	$6,460,245	$6,465,651
7/22	$6,812,531	$5,677,345	$6,849,022	$6,855,072
8/22	$6,695,871	$5,529,755	$6,685,390	$6,690,911
9/22	$6,444,337	$5,291,512	$6,416,904	$6,421,813
10/22	$6,594,346	$5,233,452	$6,599,485	$6,604,621
11/22	$6,777,686	$5,428,589	$6,722,223	$6,728,255
12/22	$6,743,239	$5,410,151	$6,672,071	$6,677,581
1/23	$6,997,374	$5,577,976	$6,932,854	$6,938,647
2/23	$6,891,083	$5,440,916	$6,843,925	$6,848,855
3/23	$7,010,425	$5,568,556	$6,919,967	$6,925,951
4/23	$7,043,549	$5,602,573	$6,987,398	$6,992,799
5/23	$6,976,475	$5,544,487	$6,920,845	$6,926,403
6/23	$7,082,965	$5,535,870	$7,033,418	$7,039,147
7/23	$7,172,494	$5,541,373	$7,133,938	$7,139,386
8/23	$7,193,679	$5,508,004	$7,155,162	$7,159,757
9/23	$7,109,410	$5,376,665	$7,071,086	$7,076,488
10/23	$7,024,148	$5,295,810	$6,982,790	$6,988,902
11/23	$7,296,281	$5,534,147	$7,301,558	$7,306,773
12/23	$7,553,265	$5,744,136	$7,571,009	$7,576,233
1/24	$7,574,645	$5,730,389	$7,572,464	$7,577,638
2/24	$7,596,562	$5,661,684	$7,594,883	$7,600,077
3/24	$7,693,695	$5,717,273	$7,685,353	$7,690,611
4/24	$7,643,428	$5,583,670	$7,608,505	$7,613,702
5/24	$7,722,935	$5,676,226	$7,694,842	$7,700,092
6/24	$7,803,485	$5,728,116	$7,769,113	$7,774,424
7/24	$7,902,858	$5,858,131	$7,921,571	$7,926,985
8/24	$8,021,603	$5,944,368	$8,047,578	$8,053,074
9/24	$8,102,637	$6,025,898	$8,179,085	$8,184,674
10/24	$8,070,475	$5,889,033	$8,134,073	$8,139,630
11/24	$8,151,012	$5,951,119	$8,227,221	$8,232,842
12/24	$8,120,656	$5,861,240	$8,191,958	$8,197,551
1/25	$8,222,364	$5,896,559	$8,305,077	$8,310,752
2/25	$8,265,617	$6,018,474	$8,359,060	$8,364,776
3/25	$8,195,102	$6,017,038	$8,269,339	$8,274,989
4/25	$8,239,237	$6,038,290	$8,269,526	$8,275,184
5/25	$8,363,603	$6,007,665	$8,408,607	$8,414,349
6/25	$8,508,348	$6,101,262	$8,564,651	$8,570,503
7/25	$8,534,341	$6,092,553	$8,598,993	$8,604,875
8/25	$8,641,020	$6,165,735	$8,703,718	$8,709,668
9/25	$8,687,756	$6,231,062	$8,770,170	$8,776,169
10/25	$8,715,526	$6,272,211	$8,787,420	$8,793,424

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	7.99%	6.46%	5.71%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%
Footnote	Description
Footnote[1]	Class R6 performance prior to 6/30/23 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,054,906,487
# of Portfolio Holdings (for High Income Opportunities Portfolio)	468
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	45%
Total Advisory Fees Paid	$5,071,792

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ERHIX-TSR-AR

Eaton Vance Short Duration Government Income Fund

Advisers Class EASDX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$92	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (the Index):

↑ Out-of-Index exposures to interest-only agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasuries contributed to returns relative to the Index during the period

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Advisers Class	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$9,783	$9,964	$9,975
12/15	$9,780	$9,914	$9,966
1/16	$9,729	$10,023	$10,027
2/16	$9,703	$10,094	$10,038
3/16	$9,735	$10,218	$10,056
4/16	$9,766	$10,288	$10,060
5/16	$9,797	$10,296	$10,049
6/16	$9,757	$10,477	$10,109
7/16	$9,786	$10,563	$10,103
8/16	$9,803	$10,575	$10,087
9/16	$9,819	$10,577	$10,098
10/16	$9,846	$10,507	$10,091
11/16	$9,872	$10,271	$10,051
12/16	$9,899	$10,301	$10,054
1/17	$9,906	$10,338	$10,067
2/17	$9,923	$10,418	$10,077
3/17	$9,942	$10,414	$10,081
4/17	$9,961	$10,500	$10,095
5/17	$9,993	$10,581	$10,106
6/17	$10,001	$10,573	$10,098
7/17	$10,019	$10,625	$10,120
8/17	$10,014	$10,717	$10,139
9/17	$10,032	$10,679	$10,122
10/17	$10,039	$10,692	$10,116
11/17	$10,034	$10,676	$10,096
12/17	$10,053	$10,723	$10,097
1/18	$10,060	$10,620	$10,068
2/18	$10,102	$10,519	$10,064
3/18	$10,122	$10,572	$10,084
4/18	$10,154	$10,501	$10,068
5/18	$10,150	$10,559	$10,105
6/18	$10,158	$10,543	$10,106
7/18	$10,181	$10,565	$10,106
8/18	$10,190	$10,618	$10,138
9/18	$10,201	$10,572	$10,126
10/18	$10,226	$10,484	$10,141
11/18	$10,264	$10,531	$10,176
12/18	$10,254	$10,696	$10,257
1/19	$10,280	$10,843	$10,284
2/19	$10,304	$10,855	$10,295
3/19	$10,317	$11,051	$10,358
4/19	$10,367	$11,066	$10,379
5/19	$10,368	$11,236	$10,452
6/19	$10,368	$11,395	$10,507
7/19	$10,394	$11,429	$10,494
8/19	$10,395	$11,687	$10,579
9/19	$10,407	$11,637	$10,567
10/19	$10,408	$11,674	$10,602
11/19	$10,420	$11,672	$10,598
12/19	$10,431	$11,689	$10,621
1/20	$10,443	$11,899	$10,678
2/20	$10,517	$12,077	$10,771
3/20	$10,538	$11,841	$10,919
4/20	$10,598	$12,078	$10,924
5/20	$10,617	$12,191	$10,931
6/20	$10,634	$12,293	$10,934
7/20	$10,652	$12,509	$10,945
8/20	$10,667	$12,437	$10,942
9/20	$10,668	$12,414	$10,945
10/20	$10,669	$12,370	$10,940
11/20	$10,669	$12,531	$10,945
12/20	$10,696	$12,575	$10,951
1/21	$10,722	$12,496	$10,952
2/21	$10,722	$12,334	$10,943
3/21	$10,735	$12,191	$10,945
4/21	$10,749	$12,293	$10,950
5/21	$10,723	$12,340	$10,959
6/21	$10,682	$12,430	$10,942
7/21	$10,656	$12,555	$10,960
8/21	$10,669	$12,547	$10,959
9/21	$10,695	$12,440	$10,948
10/21	$10,655	$12,429	$10,915
11/21	$10,628	$12,444	$10,917
12/21	$10,628	$12,436	$10,890
1/22	$10,614	$12,163	$10,818
2/22	$10,586	$11,998	$10,778
3/22	$10,575	$11,676	$10,634
4/22	$10,604	$11,240	$10,584
5/22	$10,581	$11,302	$10,642
6/22	$10,557	$11,076	$10,581
7/22	$10,548	$11,355	$10,616
8/22	$10,546	$11,060	$10,540
9/22	$10,344	$10,583	$10,416
10/22	$10,364	$10,467	$10,405
11/22	$10,427	$10,857	$10,471
12/22	$10,278	$10,820	$10,492
1/23	$10,361	$11,156	$10,564
2/23	$10,343	$10,882	$10,488
3/23	$10,429	$11,137	$10,655
4/23	$10,388	$11,205	$10,683
5/23	$10,391	$11,089	$10,646
6/23	$10,392	$11,072	$10,594
7/23	$10,438	$11,083	$10,632
8/23	$10,455	$11,016	$10,674
9/23	$10,331	$10,753	$10,673
10/23	$10,268	$10,592	$10,709
11/23	$10,505	$11,068	$10,818
12/23	$10,633	$11,488	$10,939
1/24	$10,672	$11,461	$10,981
2/24	$10,562	$11,323	$10,936
3/24	$10,660	$11,435	$10,971
4/24	$10,537	$11,167	$10,936
5/24	$10,680	$11,352	$11,011
6/24	$10,793	$11,456	$11,074
7/24	$10,953	$11,716	$11,201
8/24	$11,039	$11,889	$11,301
9/24	$11,123	$12,052	$11,392
10/24	$10,950	$11,778	$11,326
11/24	$11,033	$11,902	$11,359
12/24	$11,055	$11,722	$11,386
1/25	$11,154	$11,793	$11,435
2/25	$11,310	$12,037	$11,513
3/25	$11,379	$12,034	$11,567
4/25	$11,446	$12,077	$11,658
5/25	$11,452	$12,015	$11,633
6/25	$11,567	$12,203	$11,703
7/25	$11,590	$12,185	$11,697
8/25	$11,756	$12,331	$11,797
9/25	$11,728	$12,462	$11,833
10/25	$11,788	$12,544	$11,873

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Advisers Class	7.61%	2.01%	1.88%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1-3 Year U.S. Treasury Index	4.83%	1.65%	1.73%
Footnote	Description
Footnote[1]	Advisers Class performance is linked to Class A. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,786,905,722
# of Portfolio Holdings	765
Portfolio Turnover Rate	580%
Total Advisory Fees Paid	$12,686,504

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Short-Term Investments	1.1%
U.S. Department of Agriculture Loans	1.5%
Government National Mortgage Association Participation Agreements	2.7%
Collateralized Mortgage Obligations	43.8%
U.S. Government Agency Mortgage-Backed Securities	49.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EASDX-TSR-AR

Eaton Vance Short Duration Government Income Fund

Class A EALDX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (the Index):

↑ Out-of-Index exposures to interest-only agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasuries contributed to returns relative to the Index during the period

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$9,783	$9,964	$9,975
12/15	$9,780	$9,914	$9,966
1/16	$9,729	$10,023	$10,027
2/16	$9,703	$10,094	$10,038
3/16	$9,735	$10,218	$10,056
4/16	$9,766	$10,288	$10,060
5/16	$9,797	$10,296	$10,049
6/16	$9,757	$10,477	$10,109
7/16	$9,786	$10,563	$10,103
8/16	$9,803	$10,575	$10,087
9/16	$9,819	$10,577	$10,098
10/16	$9,846	$10,507	$10,091
11/16	$9,872	$10,271	$10,051
12/16	$9,899	$10,301	$10,054
1/17	$9,906	$10,338	$10,067
2/17	$9,923	$10,418	$10,077
3/17	$9,942	$10,414	$10,081
4/17	$9,961	$10,500	$10,095
5/17	$9,993	$10,581	$10,106
6/17	$10,001	$10,573	$10,098
7/17	$10,019	$10,625	$10,120
8/17	$10,014	$10,717	$10,139
9/17	$10,032	$10,679	$10,122
10/17	$10,039	$10,692	$10,116
11/17	$10,034	$10,676	$10,096
12/17	$10,053	$10,723	$10,097
1/18	$10,060	$10,620	$10,068
2/18	$10,102	$10,519	$10,064
3/18	$10,122	$10,572	$10,084
4/18	$10,154	$10,501	$10,068
5/18	$10,150	$10,559	$10,105
6/18	$10,158	$10,543	$10,106
7/18	$10,181	$10,565	$10,106
8/18	$10,190	$10,618	$10,138
9/18	$10,201	$10,572	$10,126
10/18	$10,226	$10,484	$10,141
11/18	$10,264	$10,531	$10,176
12/18	$10,254	$10,696	$10,257
1/19	$10,280	$10,843	$10,284
2/19	$10,304	$10,855	$10,295
3/19	$10,317	$11,051	$10,358
4/19	$10,367	$11,066	$10,379
5/19	$10,368	$11,236	$10,452
6/19	$10,368	$11,395	$10,507
7/19	$10,394	$11,429	$10,494
8/19	$10,395	$11,687	$10,579
9/19	$10,407	$11,637	$10,567
10/19	$10,408	$11,674	$10,602
11/19	$10,420	$11,672	$10,598
12/19	$10,431	$11,689	$10,621
1/20	$10,443	$11,899	$10,678
2/20	$10,517	$12,077	$10,771
3/20	$10,538	$11,841	$10,919
4/20	$10,598	$12,078	$10,924
5/20	$10,617	$12,191	$10,931
6/20	$10,634	$12,293	$10,934
7/20	$10,652	$12,509	$10,945
8/20	$10,667	$12,437	$10,942
9/20	$10,668	$12,414	$10,945
10/20	$10,669	$12,370	$10,940
11/20	$10,669	$12,531	$10,945
12/20	$10,696	$12,575	$10,951
1/21	$10,722	$12,496	$10,952
2/21	$10,722	$12,334	$10,943
3/21	$10,735	$12,191	$10,945
4/21	$10,749	$12,293	$10,950
5/21	$10,723	$12,340	$10,959
6/21	$10,696	$12,430	$10,942
7/21	$10,669	$12,555	$10,960
8/21	$10,669	$12,547	$10,959
9/21	$10,708	$12,440	$10,948
10/21	$10,668	$12,429	$10,915
11/21	$10,628	$12,444	$10,917
12/21	$10,641	$12,436	$10,890
1/22	$10,627	$12,163	$10,818
2/22	$10,586	$11,998	$10,778
3/22	$10,575	$11,676	$10,634
4/22	$10,618	$11,240	$10,584
5/22	$10,594	$11,302	$10,642
6/22	$10,571	$11,076	$10,581
7/22	$10,548	$11,355	$10,616
8/22	$10,559	$11,060	$10,540
9/22	$10,357	$10,583	$10,416
10/22	$10,364	$10,467	$10,405
11/22	$10,427	$10,857	$10,471
12/22	$10,292	$10,820	$10,492
1/23	$10,361	$11,156	$10,564
2/23	$10,343	$10,882	$10,488
3/23	$10,429	$11,137	$10,655
4/23	$10,402	$11,205	$10,683
5/23	$10,404	$11,089	$10,646
6/23	$10,392	$11,072	$10,594
7/23	$10,438	$11,083	$10,632
8/23	$10,469	$11,016	$10,674
9/23	$10,331	$10,753	$10,673
10/23	$10,268	$10,592	$10,709
11/23	$10,520	$11,068	$10,818
12/23	$10,634	$11,488	$10,939
1/24	$10,688	$11,461	$10,981
2/24	$10,578	$11,323	$10,936
3/24	$10,662	$11,435	$10,971
4/24	$10,538	$11,167	$10,936
5/24	$10,696	$11,352	$11,011
6/24	$10,794	$11,456	$11,074
7/24	$10,954	$11,716	$11,201
8/24	$11,040	$11,889	$11,301
9/24	$11,124	$12,052	$11,392
10/24	$10,966	$11,778	$11,326
11/24	$11,049	$11,902	$11,359
12/24	$11,056	$11,722	$11,386
1/25	$11,155	$11,793	$11,435
2/25	$11,327	$12,037	$11,513
3/25	$11,396	$12,034	$11,567
4/25	$11,463	$12,077	$11,658
5/25	$11,454	$12,015	$11,633
6/25	$11,585	$12,203	$11,703
7/25	$11,592	$12,185	$11,697
8/25	$11,758	$12,331	$11,797
9/25	$11,747	$12,462	$11,833
10/25	$11,807	$12,544	$11,873

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.62%	2.04%	1.90%
Class A with 2.25% Maximum Sales Charge	5.14%	1.57%	1.67%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1-3 Year U.S. Treasury Index	4.83%	1.65%	1.73%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,786,905,722
# of Portfolio Holdings	765
Portfolio Turnover Rate	580%
Total Advisory Fees Paid	$12,686,504

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Short-Term Investments	1.1%
U.S. Department of Agriculture Loans	1.5%
Government National Mortgage Association Participation Agreements	2.7%
Collateralized Mortgage Obligations	43.8%
U.S. Government Agency Mortgage-Backed Securities	49.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EALDX-TSR-AR

Eaton Vance Short Duration Government Income Fund

Class C ECLDX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (the Index):

↑ Out-of-Index exposures to interest-only agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasuries contributed to returns relative to the Index during the period

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$10,004	$9,964	$9,975
12/15	$9,995	$9,914	$9,966
1/16	$9,938	$10,023	$10,027
2/16	$9,907	$10,094	$10,038
3/16	$9,934	$10,218	$10,056
4/16	$9,962	$10,288	$10,060
5/16	$9,988	$10,296	$10,049
6/16	$9,954	$10,477	$10,109
7/16	$9,966	$10,563	$10,103
8/16	$9,978	$10,575	$10,087
9/16	$9,990	$10,577	$10,098
10/16	$10,012	$10,507	$10,091
11/16	$10,034	$10,271	$10,051
12/16	$10,056	$10,301	$10,054
1/17	$10,070	$10,338	$10,067
2/17	$10,071	$10,418	$10,077
3/17	$10,085	$10,414	$10,081
4/17	$10,100	$10,500	$10,095
5/17	$10,127	$10,581	$10,106
6/17	$10,130	$10,573	$10,098
7/17	$10,143	$10,625	$10,120
8/17	$10,133	$10,717	$10,139
9/17	$10,147	$10,679	$10,122
10/17	$10,149	$10,692	$10,116
11/17	$10,138	$10,676	$10,096
12/17	$10,152	$10,723	$10,097
1/18	$10,155	$10,620	$10,068
2/18	$10,205	$10,519	$10,064
3/18	$10,219	$10,572	$10,084
4/18	$10,234	$10,501	$10,068
5/18	$10,237	$10,559	$10,105
6/18	$10,229	$10,543	$10,106
7/18	$10,245	$10,565	$10,106
8/18	$10,250	$10,618	$10,138
9/18	$10,256	$10,572	$10,126
10/18	$10,275	$10,484	$10,141
11/18	$10,309	$10,531	$10,176
12/18	$10,294	$10,696	$10,257
1/19	$10,314	$10,843	$10,284
2/19	$10,333	$10,855	$10,295
3/19	$10,341	$11,051	$10,358
4/19	$10,387	$11,066	$10,379
5/19	$10,382	$11,236	$10,452
6/19	$10,377	$11,395	$10,507
7/19	$10,398	$11,429	$10,494
8/19	$10,393	$11,687	$10,579
9/19	$10,400	$11,637	$10,567
10/19	$10,396	$11,674	$10,602
11/19	$10,402	$11,672	$10,598
12/19	$10,409	$11,689	$10,621
1/20	$10,415	$11,899	$10,678
2/20	$10,483	$12,077	$10,771
3/20	$10,500	$11,841	$10,919
4/20	$10,554	$12,078	$10,924
5/20	$10,567	$12,191	$10,931
6/20	$10,579	$12,293	$10,934
7/20	$10,578	$12,509	$10,945
8/20	$10,602	$12,437	$10,942
9/20	$10,597	$12,414	$10,945
10/20	$10,592	$12,370	$10,940
11/20	$10,587	$12,531	$10,945
12/20	$10,608	$12,575	$10,951
1/21	$10,629	$12,496	$10,952
2/21	$10,623	$12,334	$10,943
3/21	$10,632	$12,191	$10,945
4/21	$10,639	$12,293	$10,950
5/21	$10,608	$12,340	$10,959
6/21	$10,576	$12,430	$10,942
7/21	$10,545	$12,555	$10,960
8/21	$10,539	$12,547	$10,959
9/21	$10,573	$12,440	$10,948
10/21	$10,528	$12,429	$10,915
11/21	$10,483	$12,444	$10,917
12/21	$10,491	$12,436	$10,890
1/22	$10,472	$12,163	$10,818
2/22	$10,426	$11,998	$10,778
3/22	$10,410	$11,676	$10,634
4/22	$10,447	$11,240	$10,584
5/22	$10,419	$11,302	$10,642
6/22	$10,390	$11,076	$10,581
7/22	$10,363	$11,355	$10,616
8/22	$10,369	$11,060	$10,540
9/22	$10,166	$10,583	$10,416
10/22	$10,167	$10,467	$10,405
11/22	$10,224	$10,857	$10,471
12/22	$10,086	$10,820	$10,492
1/23	$10,149	$11,156	$10,564
2/23	$10,127	$10,882	$10,488
3/23	$10,205	$11,137	$10,655
4/23	$10,174	$11,205	$10,683
5/23	$10,171	$11,089	$10,646
6/23	$10,168	$11,072	$10,594
7/23	$10,194	$11,083	$10,632
8/23	$10,219	$11,016	$10,674
9/23	$10,080	$10,753	$10,673
10/23	$10,013	$10,592	$10,709
11/23	$10,253	$11,068	$10,818
12/23	$10,360	$11,488	$10,939
1/24	$10,407	$11,461	$10,981
2/24	$10,295	$11,323	$10,936
3/24	$10,371	$11,435	$10,971
4/24	$10,245	$11,167	$10,936
5/24	$10,394	$11,352	$11,011
6/24	$10,483	$11,456	$11,074
7/24	$10,633	$11,716	$11,201
8/24	$10,711	$11,889	$11,301
9/24	$10,787	$12,052	$11,392
10/24	$10,629	$11,778	$11,326
11/24	$10,704	$11,902	$11,359
12/24	$10,705	$11,722	$11,386
1/25	$10,796	$11,793	$11,435
2/25	$10,957	$12,037	$11,513
3/25	$11,018	$12,034	$11,567
4/25	$11,078	$12,077	$11,658
5/25	$11,063	$12,015	$11,633
6/25	$11,184	$12,203	$11,703
7/25	$11,201	$12,185	$11,697
8/25	$11,355	$12,331	$11,797
9/25	$11,324	$12,462	$11,833
10/25	$11,509	$12,544	$11,873

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.98%	1.43%	1.41%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.98%	1.43%	1.41%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1-3 Year U.S. Treasury Index	4.83%	1.65%	1.73%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,786,905,722
# of Portfolio Holdings	765
Portfolio Turnover Rate	580%
Total Advisory Fees Paid	$12,686,504

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Short-Term Investments	1.1%
U.S. Department of Agriculture Loans	1.5%
Government National Mortgage Association Participation Agreements	2.7%
Collateralized Mortgage Obligations	43.8%
U.S. Government Agency Mortgage-Backed Securities	49.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECLDX-TSR-AR

Eaton Vance Short Duration Government Income Fund

Class I EILDX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.64%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year U.S. Treasury Index (the Index):

↑ Out-of-Index exposures to interest-only agency mortgage-backed securities (MBS) contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to agency collateralized mortgage obligations (CMOs) contributed to performance relative to the Index during the period

↑ Duration positioning – which was longer than that of the Index – contributed to returns during a period when interest rates generally declined

↑ The Fund’s underweight exposure to U.S. Treasuries contributed to returns relative to the Index during the period

↓ Out-of-Index use of derivatives for duration management – by investing in U.S. Treasury futures and interest rate swap options or swaptions – hurt returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA 1-3 Year U.S. Treasury Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,001,047	$996,353	$997,545
12/15	$1,000,913	$991,376	$996,611
1/16	$995,949	$1,002,320	$1,002,683
2/16	$993,446	$1,009,440	$1,003,838
3/16	$996,922	$1,021,811	$1,005,590
4/16	$1,000,344	$1,028,772	$1,005,954
5/16	$1,003,745	$1,029,576	$1,004,885
6/16	$1,001,023	$1,047,701	$1,010,905
7/16	$1,002,938	$1,056,335	$1,010,328
8/16	$1,004,891	$1,057,474	$1,008,651
9/16	$1,006,755	$1,057,726	$1,009,823
10/16	$1,009,704	$1,050,709	$1,009,147
11/16	$1,012,642	$1,027,092	$1,005,143
12/16	$1,015,566	$1,030,143	$1,005,441
1/17	$1,017,733	$1,033,777	$1,006,708
2/17	$1,018,465	$1,041,753	$1,007,735
3/17	$1,020,640	$1,041,404	$1,008,058
4/17	$1,022,804	$1,050,045	$1,009,455
5/17	$1,026,350	$1,058,147	$1,010,623
6/17	$1,027,317	$1,057,250	$1,009,812
7/17	$1,029,408	$1,062,516	$1,011,963
8/17	$1,029,093	$1,071,683	$1,013,880
9/17	$1,031,226	$1,067,911	$1,012,221
10/17	$1,032,184	$1,069,193	$1,011,606
11/17	$1,031,820	$1,067,575	$1,009,568
12/17	$1,034,038	$1,072,282	$1,009,689
1/18	$1,035,002	$1,061,963	$1,006,786
2/18	$1,040,796	$1,051,894	$1,006,404
3/18	$1,041,764	$1,057,199	$1,008,377
4/18	$1,045,274	$1,050,145	$1,006,811
5/18	$1,046,333	$1,055,872	$1,010,458
6/18	$1,046,179	$1,054,340	$1,010,614
7/18	$1,048,668	$1,056,547	$1,010,568
8/18	$1,049,899	$1,061,752	$1,013,783
9/18	$1,051,239	$1,057,203	$1,012,583
10/18	$1,053,954	$1,048,359	$1,014,119
11/18	$1,058,192	$1,053,074	$1,017,633
12/18	$1,057,367	$1,069,550	$1,025,668
1/19	$1,060,258	$1,084,296	$1,028,430
2/19	$1,062,867	$1,085,478	$1,029,464
3/19	$1,064,460	$1,105,079	$1,035,758
4/19	$1,069,879	$1,106,626	$1,037,863
5/19	$1,070,173	$1,123,578	$1,045,229
6/19	$1,071,686	$1,139,470	$1,050,655
7/19	$1,073,297	$1,142,862	$1,049,417
8/19	$1,073,594	$1,168,722	$1,057,880
9/19	$1,075,119	$1,163,659	$1,056,707
10/19	$1,075,417	$1,167,418	$1,060,188
11/19	$1,076,865	$1,167,185	$1,059,849
12/19	$1,078,275	$1,168,924	$1,062,097
1/20	$1,079,689	$1,189,904	$1,067,842
2/20	$1,087,541	$1,207,721	$1,077,141
3/20	$1,090,032	$1,184,130	$1,091,918
4/20	$1,096,408	$1,207,849	$1,092,375
5/20	$1,098,635	$1,219,130	$1,093,088
6/20	$1,100,618	$1,229,303	$1,093,369
7/20	$1,102,665	$1,250,897	$1,094,474
8/20	$1,104,531	$1,243,684	$1,094,209
9/20	$1,104,798	$1,241,442	$1,094,504
10/20	$1,105,120	$1,237,005	$1,094,043
11/20	$1,105,348	$1,253,147	$1,094,547
12/20	$1,108,358	$1,257,475	$1,095,055
1/21	$1,111,373	$1,249,571	$1,095,219
2/21	$1,111,495	$1,233,448	$1,094,339
3/21	$1,113,148	$1,219,093	$1,094,543
4/21	$1,114,750	$1,229,345	$1,095,036
5/21	$1,112,284	$1,234,034	$1,095,864
6/21	$1,109,706	$1,243,030	$1,094,171
7/21	$1,107,175	$1,255,512	$1,095,991
8/21	$1,107,401	$1,254,673	$1,095,905
9/21	$1,111,722	$1,243,959	$1,094,804
10/21	$1,107,796	$1,242,942	$1,091,476
11/21	$1,103,811	$1,244,444	$1,091,685
12/21	$1,105,426	$1,243,605	$1,088,977
1/22	$1,104,263	$1,216,340	$1,081,848
2/22	$1,100,157	$1,199,756	$1,077,798
3/22	$1,099,239	$1,167,568	$1,063,448
4/22	$1,103,919	$1,124,021	$1,058,396
5/22	$1,101,682	$1,130,205	$1,064,249
6/22	$1,099,470	$1,107,621	$1,058,095
7/22	$1,097,309	$1,135,469	$1,061,642
8/22	$1,098,746	$1,105,951	$1,053,994
9/22	$1,077,921	$1,058,302	$1,041,577
10/22	$1,080,231	$1,046,690	$1,040,548
11/22	$1,085,652	$1,085,718	$1,047,090
12/22	$1,071,741	$1,082,030	$1,049,232
1/23	$1,079,148	$1,115,595	$1,056,423
2/23	$1,077,545	$1,088,183	$1,048,795
3/23	$1,086,675	$1,113,711	$1,065,526
4/23	$1,084,105	$1,120,515	$1,068,286
5/23	$1,084,591	$1,108,897	$1,064,603
6/23	$1,085,002	$1,107,174	$1,059,445
7/23	$1,089,967	$1,108,275	$1,063,217
8/23	$1,092,005	$1,101,601	$1,067,393
9/23	$1,077,846	$1,075,333	$1,067,299
10/23	$1,071,449	$1,059,162	$1,070,910
11/23	$1,097,934	$1,106,829	$1,081,765
12/23	$1,111,625	$1,148,827	$1,093,889
1/24	$1,115,942	$1,146,078	$1,098,100
2/24	$1,104,658	$1,132,337	$1,093,574
3/24	$1,113,616	$1,143,455	$1,097,125
4/24	$1,100,866	$1,116,734	$1,093,573
5/24	$1,117,660	$1,135,245	$1,101,083
6/24	$1,128,124	$1,145,623	$1,107,433
7/24	$1,145,095	$1,171,626	$1,120,100
8/24	$1,154,292	$1,188,874	$1,130,148
9/24	$1,163,340	$1,205,180	$1,139,236
10/24	$1,147,020	$1,177,807	$1,132,560
11/24	$1,155,964	$1,190,224	$1,135,873
12/24	$1,156,940	$1,172,248	$1,138,558
1/25	$1,169,155	$1,179,312	$1,143,475
2/25	$1,185,734	$1,203,695	$1,151,302
3/25	$1,193,177	$1,203,408	$1,156,668
4/25	$1,200,468	$1,207,658	$1,165,768
5/25	$1,199,761	$1,201,533	$1,163,291
6/25	$1,213,733	$1,220,252	$1,170,272
7/25	$1,216,339	$1,218,511	$1,169,679
8/25	$1,233,975	$1,233,147	$1,179,740
9/25	$1,231,384	$1,246,212	$1,183,346
10/25	$1,237,398	$1,254,442	$1,187,318

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.88%	2.29%	2.15%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1-3 Year U.S. Treasury Index	4.83%	1.65%	1.73%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,786,905,722
# of Portfolio Holdings	765
Portfolio Turnover Rate	580%
Total Advisory Fees Paid	$12,686,504

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Short-Term Investments	1.1%
U.S. Department of Agriculture Loans	1.5%
Government National Mortgage Association Participation Agreements	2.7%
Collateralized Mortgage Obligations	43.8%
U.S. Government Agency Mortgage-Backed Securities	49.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EILDX-TSR-AR

Eaton Vance Strategic Income Fund

Class A ETSIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.46%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both U.S. dollar-denominated and local currency-denominated bonds ― contributed to returns

↑ Out-of-Index exposures to Global Macro Strategy contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index

↑ The Fund’s investments in Agency MBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate ― contributed to performance

↓ The Fund’s out-of-Index allocation to bank loans detracted from returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$9,669	$9,964	$9,974
12/15	$9,623	$9,914	$9,941
1/16	$9,417	$10,023	$10,078
2/16	$9,343	$10,094	$10,150
3/16	$9,536	$10,218	$10,243
4/16	$9,650	$10,288	$10,282
5/16	$9,670	$10,296	$10,285
6/16	$9,609	$10,477	$10,470
7/16	$9,750	$10,563	$10,536
8/16	$9,880	$10,575	$10,524
9/16	$9,924	$10,577	$10,518
10/16	$9,970	$10,507	$10,437
11/16	$10,042	$10,271	$10,190
12/16	$10,156	$10,301	$10,205
1/17	$10,229	$10,338	$10,225
2/17	$10,233	$10,418	$10,293
3/17	$10,348	$10,414	$10,288
4/17	$10,408	$10,500	$10,367
5/17	$10,454	$10,581	$10,447
6/17	$10,473	$10,573	$10,437
7/17	$10,491	$10,625	$10,481
8/17	$10,509	$10,717	$10,575
9/17	$10,542	$10,679	$10,525
10/17	$10,603	$10,692	$10,531
11/17	$10,635	$10,676	$10,518
12/17	$10,654	$10,723	$10,566
1/18	$10,801	$10,620	$10,444
2/18	$10,748	$10,519	$10,345
3/18	$10,738	$10,572	$10,412
4/18	$10,742	$10,501	$10,334
5/18	$10,660	$10,559	$10,408
6/18	$10,621	$10,543	$10,395
7/18	$10,683	$10,565	$10,398
8/18	$10,673	$10,618	$10,465
9/18	$10,648	$10,572	$10,397
10/18	$10,608	$10,484	$10,315
11/18	$10,539	$10,531	$10,377
12/18	$10,369	$10,696	$10,567
1/19	$10,614	$10,843	$10,679
2/19	$10,697	$10,855	$10,673
3/19	$10,690	$11,051	$10,878
4/19	$10,803	$11,066	$10,881
5/19	$10,796	$11,236	$11,074
6/19	$10,941	$11,395	$11,213
7/19	$11,056	$11,429	$11,238
8/19	$11,003	$11,687	$11,529
9/19	$11,073	$11,637	$11,468
10/19	$11,097	$11,674	$11,502
11/19	$11,182	$11,672	$11,496
12/19	$11,335	$11,689	$11,488
1/20	$11,392	$11,899	$11,709
2/20	$11,401	$12,077	$11,920
3/20	$10,497	$11,841	$11,850
4/20	$10,892	$12,078	$12,061
5/20	$11,370	$12,191	$12,117
6/20	$11,557	$12,293	$12,193
7/20	$11,647	$12,509	$12,375
8/20	$11,836	$12,437	$12,275
9/20	$11,829	$12,414	$12,269
10/20	$11,855	$12,370	$12,214
11/20	$12,012	$12,531	$12,334
12/20	$12,187	$12,575	$12,351
1/21	$12,263	$12,496	$12,262
2/21	$12,288	$12,334	$12,085
3/21	$12,281	$12,191	$11,934
4/21	$12,307	$12,293	$12,028
5/21	$12,367	$12,340	$12,068
6/21	$12,360	$12,430	$12,153
7/21	$12,335	$12,555	$12,288
8/21	$12,379	$12,547	$12,265
9/21	$12,389	$12,440	$12,159
10/21	$12,330	$12,429	$12,155
11/21	$12,270	$12,444	$12,191
12/21	$12,349	$12,436	$12,160
1/22	$12,342	$12,163	$11,898
2/22	$12,213	$11,998	$11,765
3/22	$12,100	$11,676	$11,439
4/22	$12,128	$11,240	$11,005
5/22	$12,015	$11,302	$11,076
6/22	$11,831	$11,076	$10,902
7/22	$11,788	$11,355	$11,168
8/22	$11,916	$11,060	$10,853
9/22	$11,681	$10,583	$10,384
10/22	$11,714	$10,467	$10,249
11/22	$11,983	$10,857	$10,626
12/22	$12,034	$10,820	$10,578
1/23	$12,269	$11,156	$10,904
2/23	$12,230	$10,882	$10,622
3/23	$12,319	$11,137	$10,891
4/23	$12,354	$11,205	$10,957
5/23	$12,369	$11,089	$10,838
6/23	$12,442	$11,072	$10,800
7/23	$12,534	$11,083	$10,792
8/23	$12,549	$11,016	$10,723
9/23	$12,374	$10,753	$10,451
10/23	$12,313	$10,592	$10,286
11/23	$12,659	$11,068	$10,751
12/23	$13,026	$11,488	$11,163
1/24	$13,083	$11,461	$11,132
2/24	$13,000	$11,323	$10,975
3/24	$13,156	$11,435	$11,076
4/24	$12,953	$11,167	$10,797
5/24	$13,231	$11,352	$10,980
6/24	$13,349	$11,456	$11,084
7/24	$13,630	$11,716	$11,343
8/24	$13,770	$11,889	$11,505
9/24	$13,931	$12,052	$11,660
10/24	$13,700	$11,778	$11,370
11/24	$13,842	$11,902	$11,491
12/24	$13,858	$11,722	$11,303
1/25	$14,065	$11,793	$11,363
2/25	$14,294	$12,037	$11,613
3/25	$14,311	$12,034	$11,617
4/25	$14,392	$12,077	$11,663
5/25	$14,452	$12,015	$11,579
6/25	$14,709	$12,203	$11,757
7/25	$14,727	$12,185	$11,726
8/25	$15,009	$12,331	$11,866
9/25	$15,117	$12,462	$11,996
10/25	$15,264	$12,544	$12,071

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	11.46%	5.19%	4.66%
Class A with 3.25% Maximum Sales Charge	7.86%	4.50%	4.32%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$13,480,942,720
# of Portfolio Holdings (for the Fund and Portfolios)	4,716
Portfolio Turnover RateFootnote Reference1	5%
Total Advisory Fees Paid	$54,185,547
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(11.5%)
Government National Mortgage Association Participation Agreements	1.2%
Insurance Linked Securities	1.7%
Convertible Bonds	1.8%
Common Stocks	2.5%
Corporate Bonds	3.6%
Commercial Mortgage-Backed Securities	4.0%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference*	5.1%
Foreign Corporate Bonds	6.6%
Short-Term Investments	7.3%
Asset-Backed Securities	7.3%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	15.0%
Sovereign Government BondsFootnote Reference†	20.1%
Collateralized Mortgage Obligations	31.1%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote†	Net of securities sold short.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.0%
Senior Debt Portfolio	3.9%
High Income Opportunities Portfolio	4.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	4.2%
Global Macro Absolute Return Advantage Portfolio	17.5%
Global Opportunities Portfolio	69.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ETSIX-TSR-AR

Eaton Vance Strategic Income Fund

Class C ECSIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.20%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both U.S. dollar-denominated and local currency-denominated bonds ― contributed to returns

↑ Out-of-Index exposures to Global Macro Strategy contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index

↑ The Fund’s investments in Agency MBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate ― contributed to performance

↓ The Fund’s out-of-Index allocation to bank loans detracted from returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$9,985	$9,964	$9,974
12/15	$9,941	$9,914	$9,941
1/16	$9,722	$10,023	$10,078
2/16	$9,633	$10,094	$10,150
3/16	$9,821	$10,218	$10,243
4/16	$9,937	$10,288	$10,282
5/16	$9,951	$10,296	$10,285
6/16	$9,890	$10,477	$10,470
7/16	$10,022	$10,563	$10,536
8/16	$10,154	$10,575	$10,524
9/16	$10,180	$10,577	$10,518
10/16	$10,235	$10,507	$10,437
11/16	$10,291	$10,271	$10,190
12/16	$10,407	$10,301	$10,205
1/17	$10,477	$10,338	$10,225
2/17	$10,473	$10,418	$10,293
3/17	$10,575	$10,414	$10,288
4/17	$10,646	$10,500	$10,367
5/17	$10,672	$10,581	$10,447
6/17	$10,698	$10,573	$10,437
7/17	$10,709	$10,625	$10,481
8/17	$10,721	$10,717	$10,575
9/17	$10,732	$10,679	$10,525
10/17	$10,804	$10,692	$10,531
11/17	$10,831	$10,676	$10,518
12/17	$10,827	$10,723	$10,566
1/18	$10,976	$10,620	$10,444
2/18	$10,926	$10,519	$10,345
3/18	$10,906	$10,572	$10,412
4/18	$10,902	$10,501	$10,334
5/18	$10,820	$10,559	$10,408
6/18	$10,769	$10,543	$10,395
7/18	$10,827	$10,565	$10,398
8/18	$10,792	$10,618	$10,465
9/18	$10,772	$10,572	$10,397
10/18	$10,721	$10,484	$10,315
11/18	$10,638	$10,531	$10,377
12/18	$10,462	$10,696	$10,567
1/19	$10,700	$10,843	$10,679
2/19	$10,796	$10,855	$10,673
3/19	$10,763	$11,051	$10,878
4/19	$10,891	$11,066	$10,881
5/19	$10,874	$11,236	$11,074
6/19	$11,003	$11,395	$11,213
7/19	$11,116	$11,429	$11,238
8/19	$11,051	$11,687	$11,529
9/19	$11,116	$11,637	$11,468
10/19	$11,132	$11,674	$11,502
11/19	$11,214	$11,672	$11,496
12/19	$11,367	$11,689	$11,488
1/20	$11,417	$11,899	$11,709
2/20	$11,417	$12,077	$11,920
3/20	$10,499	$11,841	$11,850
4/20	$10,892	$12,078	$12,061
5/20	$11,355	$12,191	$12,117
6/20	$11,544	$12,293	$12,193
7/20	$11,612	$12,509	$12,375
8/20	$11,802	$12,437	$12,275
9/20	$11,785	$12,414	$12,269
10/20	$11,802	$12,370	$12,214
11/20	$11,959	$12,531	$12,334
12/20	$12,116	$12,575	$12,351
1/21	$12,185	$12,496	$12,262
2/21	$12,220	$12,334	$12,085
3/21	$12,184	$12,191	$11,934
4/21	$12,219	$12,293	$12,028
5/21	$12,272	$12,340	$12,068
6/21	$12,254	$12,430	$12,153
7/21	$12,218	$12,555	$12,288
8/21	$12,254	$12,547	$12,265
9/21	$12,253	$12,440	$12,159
10/21	$12,199	$12,429	$12,155
11/21	$12,127	$12,444	$12,191
12/21	$12,199	$12,436	$12,160
1/22	$12,181	$12,163	$11,898
2/22	$12,035	$11,998	$11,765
3/22	$11,926	$11,676	$11,439
4/22	$11,944	$11,240	$11,005
5/22	$11,835	$11,302	$11,076
6/22	$11,632	$11,076	$10,902
7/22	$11,596	$11,355	$11,168
8/22	$11,719	$11,060	$10,853
9/22	$11,481	$10,583	$10,384
10/22	$11,486	$10,467	$10,249
11/22	$11,754	$10,857	$10,626
12/22	$11,796	$10,820	$10,578
1/23	$12,028	$11,156	$10,904
2/23	$11,975	$10,882	$10,622
3/23	$12,056	$11,137	$10,891
4/23	$12,080	$11,205	$10,957
5/23	$12,084	$11,089	$10,838
6/23	$12,147	$11,072	$10,800
7/23	$12,230	$11,083	$10,792
8/23	$12,235	$11,016	$10,723
9/23	$12,061	$10,753	$10,451
10/23	$11,986	$10,592	$10,286
11/23	$12,311	$11,068	$10,751
12/23	$12,658	$11,488	$11,163
1/24	$12,704	$11,461	$11,132
2/24	$12,627	$11,323	$10,975
3/24	$12,774	$11,435	$11,076
4/24	$12,573	$11,167	$10,797
5/24	$12,826	$11,352	$10,980
6/24	$12,956	$11,456	$11,084
7/24	$13,211	$11,716	$11,343
8/24	$13,321	$11,889	$11,505
9/24	$13,473	$12,052	$11,660
10/24	$13,244	$11,778	$11,370
11/24	$13,377	$11,902	$11,491
12/24	$13,380	$11,722	$11,303
1/25	$13,579	$11,793	$11,363
2/25	$13,778	$12,037	$11,613
3/25	$13,782	$12,034	$11,617
4/25	$13,874	$12,077	$11,663
5/25	$13,900	$12,015	$11,579
6/25	$14,148	$12,203	$11,757
7/25	$14,153	$12,185	$11,726
8/25	$14,427	$12,331	$11,866
9/25	$14,522	$12,462	$11,996
10/25	$14,864	$12,544	$12,071

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.72%	4.44%	4.04%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	9.72%	4.44%	4.04%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$13,480,942,720
# of Portfolio Holdings (for the Fund and Portfolios)	4,716
Portfolio Turnover RateFootnote Reference1	5%
Total Advisory Fees Paid	$54,185,547
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(11.5%)
Government National Mortgage Association Participation Agreements	1.2%
Insurance Linked Securities	1.7%
Convertible Bonds	1.8%
Common Stocks	2.5%
Corporate Bonds	3.6%
Commercial Mortgage-Backed Securities	4.0%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference*	5.1%
Foreign Corporate Bonds	6.6%
Short-Term Investments	7.3%
Asset-Backed Securities	7.3%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	15.0%
Sovereign Government BondsFootnote Reference†	20.1%
Collateralized Mortgage Obligations	31.1%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote†	Net of securities sold short.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.0%
Senior Debt Portfolio	3.9%
High Income Opportunities Portfolio	4.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	4.2%
Global Macro Absolute Return Advantage Portfolio	17.5%
Global Opportunities Portfolio	69.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECSIX-TSR-AR

Eaton Vance Strategic Income Fund

Class I ESIIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$127	1.20%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both U.S. dollar-denominated and local currency-denominated bonds ― contributed to returns

↑ Out-of-Index exposures to Global Macro Strategy contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index

↑ The Fund’s investments in Agency MBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate ― contributed to performance

↓ The Fund’s out-of-Index allocation to bank loans detracted from returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$999,587	$996,353	$997,358
12/15	$995,040	$991,376	$994,135
1/16	$973,928	$1,002,320	$1,007,816
2/16	$966,434	$1,009,440	$1,014,965
3/16	$986,624	$1,021,811	$1,024,277
4/16	$998,610	$1,028,772	$1,028,209
5/16	$999,501	$1,029,576	$1,028,473
6/16	$994,779	$1,047,701	$1,046,952
7/16	$1,008,280	$1,056,335	$1,053,571
8/16	$1,023,285	$1,057,474	$1,052,366
9/16	$1,026,743	$1,057,726	$1,051,750
10/16	$1,033,045	$1,050,709	$1,043,705
11/16	$1,040,799	$1,027,092	$1,019,017
12/16	$1,052,841	$1,030,143	$1,020,455
1/17	$1,060,633	$1,033,777	$1,022,457
2/17	$1,061,279	$1,041,753	$1,029,329
3/17	$1,073,451	$1,041,404	$1,028,789
4/17	$1,079,885	$1,050,045	$1,036,728
5/17	$1,084,891	$1,058,147	$1,044,708
6/17	$1,087,004	$1,057,250	$1,043,657
7/17	$1,089,120	$1,062,516	$1,048,148
8/17	$1,091,243	$1,071,683	$1,057,549
9/17	$1,093,372	$1,067,911	$1,052,512
10/17	$1,101,403	$1,069,193	$1,053,122
11/17	$1,105,030	$1,067,575	$1,051,770
12/17	$1,107,186	$1,072,282	$1,056,597
1/18	$1,122,742	$1,061,963	$1,044,429
2/18	$1,117,442	$1,051,894	$1,034,528
3/18	$1,116,623	$1,057,199	$1,041,163
4/18	$1,117,299	$1,050,145	$1,033,419
5/18	$1,108,925	$1,055,872	$1,040,794
6/18	$1,105,068	$1,054,340	$1,039,514
7/18	$1,111,817	$1,056,547	$1,039,761
8/18	$1,109,457	$1,061,752	$1,046,452
9/18	$1,108,616	$1,057,203	$1,039,713
10/18	$1,104,711	$1,048,359	$1,031,497
11/18	$1,097,721	$1,053,074	$1,037,655
12/18	$1,080,152	$1,069,550	$1,056,718
1/19	$1,105,997	$1,084,296	$1,067,939
2/19	$1,114,839	$1,085,478	$1,067,321
3/19	$1,114,335	$1,105,079	$1,087,815
4/19	$1,126,393	$1,106,626	$1,088,094
5/19	$1,125,900	$1,123,578	$1,107,409
6/19	$1,141,239	$1,139,470	$1,121,316
7/19	$1,153,460	$1,142,862	$1,123,782
8/19	$1,148,225	$1,168,722	$1,152,902
9/19	$1,155,741	$1,163,659	$1,146,761
10/19	$1,158,482	$1,167,418	$1,150,215
11/19	$1,167,669	$1,167,185	$1,149,630
12/19	$1,183,868	$1,168,924	$1,148,828
1/20	$1,190,043	$1,189,904	$1,170,937
2/20	$1,191,222	$1,207,721	$1,192,012
3/20	$1,096,941	$1,184,130	$1,184,998
4/20	$1,138,520	$1,207,849	$1,206,062
5/20	$1,188,719	$1,219,130	$1,211,678
6/20	$1,208,583	$1,229,303	$1,219,310
7/20	$1,218,303	$1,250,897	$1,237,523
8/20	$1,238,318	$1,243,684	$1,227,534
9/20	$1,237,827	$1,241,442	$1,226,861
10/20	$1,240,778	$1,237,005	$1,221,383
11/20	$1,257,558	$1,253,147	$1,233,367
12/20	$1,276,135	$1,257,475	$1,235,067
1/21	$1,284,335	$1,249,571	$1,226,212
2/21	$1,287,316	$1,233,448	$1,208,504
3/21	$1,285,054	$1,219,093	$1,193,414
4/21	$1,289,818	$1,229,345	$1,202,842
5/21	$1,296,380	$1,234,034	$1,206,772
6/21	$1,295,865	$1,243,030	$1,215,251
7/21	$1,293,569	$1,255,512	$1,228,839
8/21	$1,298,411	$1,254,673	$1,226,499
9/21	$1,297,891	$1,243,959	$1,215,880
10/21	$1,293,762	$1,242,942	$1,215,545
11/21	$1,287,817	$1,244,444	$1,219,141
12/21	$1,296,360	$1,243,605	$1,216,021
1/22	$1,295,839	$1,216,340	$1,189,823
2/22	$1,280,680	$1,199,756	$1,176,549
3/22	$1,269,132	$1,167,568	$1,143,863
4/22	$1,274,124	$1,124,021	$1,100,455
5/22	$1,262,492	$1,130,205	$1,107,551
6/22	$1,243,373	$1,107,621	$1,090,175
7/22	$1,239,119	$1,135,469	$1,116,813
8/22	$1,252,886	$1,105,951	$1,085,256
9/22	$1,230,244	$1,058,302	$1,038,366
10/22	$1,232,091	$1,046,690	$1,024,917
11/22	$1,260,622	$1,085,718	$1,062,609
12/22	$1,266,312	$1,082,030	$1,057,816
1/23	$1,291,311	$1,115,595	$1,090,358
2/23	$1,287,386	$1,088,183	$1,062,167
3/23	$1,297,092	$1,113,711	$1,089,148
4/23	$1,300,958	$1,120,515	$1,095,749
5/23	$1,302,885	$1,108,897	$1,083,818
6/23	$1,310,782	$1,107,174	$1,079,952
7/23	$1,320,725	$1,108,275	$1,079,200
8/23	$1,322,675	$1,101,601	$1,072,306
9/23	$1,306,447	$1,075,333	$1,045,057
10/23	$1,298,246	$1,059,162	$1,028,565
11/23	$1,335,044	$1,106,829	$1,075,145
12/23	$1,374,139	$1,148,827	$1,116,300
1/24	$1,380,332	$1,146,078	$1,113,235
2/24	$1,371,929	$1,132,337	$1,097,507
3/24	$1,388,635	$1,143,455	$1,107,641
4/24	$1,367,455	$1,116,734	$1,079,664
5/24	$1,397,145	$1,135,245	$1,097,968
6/24	$1,412,035	$1,145,623	$1,108,362
7/24	$1,439,936	$1,171,626	$1,134,250
8/24	$1,455,005	$1,188,874	$1,150,549
9/24	$1,472,327	$1,205,180	$1,165,955
10/24	$1,448,196	$1,177,807	$1,137,040
11/24	$1,463,550	$1,190,224	$1,149,062
12/24	$1,465,511	$1,172,248	$1,130,257
1/25	$1,487,703	$1,179,312	$1,136,253
2/25	$1,512,286	$1,203,695	$1,161,253
3/25	$1,514,404	$1,203,408	$1,161,690
4/25	$1,523,359	$1,207,658	$1,166,255
5/25	$1,530,077	$1,201,533	$1,157,905
6/25	$1,557,586	$1,220,252	$1,175,709
7/25	$1,559,848	$1,218,511	$1,172,608
8/25	$1,590,070	$1,233,147	$1,186,633
9/25	$1,601,814	$1,246,212	$1,199,578
10/25	$1,618,387	$1,254,442	$1,207,072

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.75%	5.45%	4.93%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$13,480,942,720
# of Portfolio Holdings (for the Fund and Portfolios)	4,716
Portfolio Turnover RateFootnote Reference1	5%
Total Advisory Fees Paid	$54,185,547
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(11.5%)
Government National Mortgage Association Participation Agreements	1.2%
Insurance Linked Securities	1.7%
Convertible Bonds	1.8%
Common Stocks	2.5%
Corporate Bonds	3.6%
Commercial Mortgage-Backed Securities	4.0%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference*	5.1%
Foreign Corporate Bonds	6.6%
Short-Term Investments	7.3%
Asset-Backed Securities	7.3%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	15.0%
Sovereign Government BondsFootnote Reference†	20.1%
Collateralized Mortgage Obligations	31.1%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote†	Net of securities sold short.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.0%
Senior Debt Portfolio	3.9%
High Income Opportunities Portfolio	4.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	4.2%
Global Macro Absolute Return Advantage Portfolio	17.5%
Global Opportunities Portfolio	69.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ESIIX-TSR-AR

Eaton Vance Strategic Income Fund

Class R ERSIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$179	1.70%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Out-of-Index exposures to emerging-market debt ― both U.S. dollar-denominated and local currency-denominated bonds ― contributed to returns

↑ Out-of-Index exposures to Global Macro Strategy contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities (MBS) contributed to performance relative to the Index

↑ The Fund’s investments in Agency MBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and interest-rate ― contributed to performance

↓ The Fund’s out-of-Index allocation to bank loans detracted from returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$9,992	$9,964	$9,974
12/15	$9,942	$9,914	$9,941
1/16	$9,728	$10,023	$10,078
2/16	$9,650	$10,094	$10,150
3/16	$9,846	$10,218	$10,243
4/16	$9,962	$10,288	$10,282
5/16	$9,980	$10,296	$10,285
6/16	$9,915	$10,477	$10,470
7/16	$10,059	$10,563	$10,536
8/16	$10,190	$10,575	$10,524
9/16	$10,234	$10,577	$10,518
10/16	$10,279	$10,507	$10,437
11/16	$10,351	$10,271	$10,190
12/16	$10,467	$10,301	$10,205
1/17	$10,540	$10,338	$10,225
2/17	$10,542	$10,418	$10,293
3/17	$10,658	$10,414	$10,288
4/17	$10,717	$10,500	$10,367
5/17	$10,762	$10,581	$10,447
6/17	$10,779	$10,573	$10,437
7/17	$10,795	$10,625	$10,481
8/17	$10,812	$10,717	$10,575
9/17	$10,843	$10,679	$10,525
10/17	$10,903	$10,692	$10,531
11/17	$10,935	$10,676	$10,518
12/17	$10,951	$10,723	$10,566
1/18	$11,100	$10,620	$10,444
2/18	$11,058	$10,519	$10,345
3/18	$11,031	$10,572	$10,412
4/18	$11,033	$10,501	$10,334
5/18	$10,961	$10,559	$10,408
6/18	$10,904	$10,543	$10,395
7/18	$10,966	$10,565	$10,398
8/18	$10,953	$10,618	$10,465
9/18	$10,925	$10,572	$10,397
10/18	$10,882	$10,484	$10,315
11/18	$10,809	$10,531	$10,377
12/18	$10,633	$10,696	$10,567
1/19	$10,882	$10,843	$10,679
2/19	$10,964	$10,855	$10,673
3/19	$10,955	$11,051	$10,878
4/19	$11,068	$11,066	$10,881
5/19	$11,059	$11,236	$11,074
6/19	$11,205	$11,395	$11,213
7/19	$11,320	$11,429	$11,238
8/19	$11,264	$11,687	$11,529
9/19	$11,333	$11,637	$11,468
10/19	$11,355	$11,674	$11,502
11/19	$11,440	$11,672	$11,496
12/19	$11,594	$11,689	$11,488
1/20	$11,649	$11,899	$11,709
2/20	$11,656	$12,077	$11,920
3/20	$10,732	$11,841	$11,850
4/20	$11,133	$12,078	$12,061
5/20	$11,617	$12,191	$12,117
6/20	$11,806	$12,293	$12,193
7/20	$11,896	$12,509	$12,375
8/20	$12,086	$12,437	$12,275
9/20	$12,076	$12,414	$12,269
10/20	$12,100	$12,370	$12,214
11/20	$12,258	$12,531	$12,334
12/20	$12,434	$12,575	$12,351
1/21	$12,508	$12,496	$12,262
2/21	$12,532	$12,334	$12,085
3/21	$12,522	$12,191	$11,934
4/21	$12,546	$12,293	$12,028
5/21	$12,604	$12,340	$12,068
6/21	$12,594	$12,430	$12,153
7/21	$12,567	$12,555	$12,288
8/21	$12,609	$12,547	$12,265
9/21	$12,616	$12,440	$12,159
10/21	$12,553	$12,429	$12,155
11/21	$12,491	$12,444	$12,191
12/21	$12,568	$12,436	$12,160
1/22	$12,558	$12,163	$11,898
2/22	$12,424	$11,998	$11,765
3/22	$12,308	$11,676	$11,439
4/22	$12,333	$11,240	$11,005
5/22	$12,216	$11,302	$11,076
6/22	$12,027	$11,076	$10,902
7/22	$11,981	$11,355	$11,168
8/22	$12,109	$11,060	$10,853
9/22	$11,868	$10,583	$10,384
10/22	$11,899	$10,467	$10,249
11/22	$12,169	$10,857	$10,626
12/22	$12,219	$10,820	$10,578
1/23	$12,454	$11,156	$10,904
2/23	$12,411	$10,882	$10,622
3/23	$12,500	$11,137	$10,891
4/23	$12,551	$11,205	$10,957
5/23	$12,545	$11,089	$10,838
6/23	$12,616	$11,072	$10,800
7/23	$12,706	$11,083	$10,792
8/23	$12,720	$11,016	$10,723
9/23	$12,559	$10,753	$10,451
10/23	$12,476	$10,592	$10,286
11/23	$12,823	$11,068	$10,751
12/23	$13,192	$11,488	$11,163
1/24	$13,246	$11,461	$11,132
2/24	$13,161	$11,323	$10,975
3/24	$13,315	$11,435	$11,076
4/24	$13,107	$11,167	$10,797
5/24	$13,385	$11,352	$10,980
6/24	$13,522	$11,456	$11,084
7/24	$13,783	$11,716	$11,343
8/24	$13,921	$11,889	$11,505
9/24	$14,081	$12,052	$11,660
10/24	$13,845	$11,778	$11,370
11/24	$13,986	$11,902	$11,491
12/24	$13,999	$11,722	$11,303
1/25	$14,226	$11,793	$11,363
2/25	$14,433	$12,037	$11,613
3/25	$14,447	$12,034	$11,617
4/25	$14,526	$12,077	$11,663
5/25	$14,584	$12,015	$11,579
6/25	$14,839	$12,203	$11,757
7/25	$14,855	$12,185	$11,726
8/25	$15,136	$12,331	$11,866
9/25	$15,241	$12,462	$11,996
10/25	$15,392	$12,544	$12,071

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	11.17%	4.93%	4.40%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$13,480,942,720
# of Portfolio Holdings (for the Fund and Portfolios)	4,716
Portfolio Turnover RateFootnote Reference1	5%
Total Advisory Fees Paid	$54,185,547
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(11.5%)
Government National Mortgage Association Participation Agreements	1.2%
Insurance Linked Securities	1.7%
Convertible Bonds	1.8%
Common Stocks	2.5%
Corporate Bonds	3.6%
Commercial Mortgage-Backed Securities	4.0%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference*	5.1%
Foreign Corporate Bonds	6.6%
Short-Term Investments	7.3%
Asset-Backed Securities	7.3%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference‡	15.0%
Sovereign Government BondsFootnote Reference†	20.1%
Collateralized Mortgage Obligations	31.1%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.
Footnote‡	Net of TBA sale commitments.
Footnote†	Net of securities sold short.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.0%
Senior Debt Portfolio	3.9%
High Income Opportunities Portfolio	4.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	4.2%
Global Macro Absolute Return Advantage Portfolio	17.5%
Global Opportunities Portfolio	69.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ERSIX-TSR-AR

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Class A EAEAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.14%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Index (the Index):

↓ Fund allocations to Tax-Managed Small-Cap Portfolio, Tax-Managed Value Portfolio, and Tax-Managed Multi-Cap Growth Portfolio detracted from returns

↓ Fund allocations to direct investments in preferred stocks and hybrid securities detracted from Index-relative returns during the period

↑Stock selection within the communication services and financials sectors contributed to performance relative to the Index during the period

● In November 2024, the Eaton Vance Global Equity Income Fund replaced the Tax-Managed International Equity Portfolio within the Fund’s allocation mix

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Blended Index	ICE BofA Fixed Rate Preferred Securities Index	MSCI EAFE Index
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,539	$10,055	$10,035	$10,060	$9,844
12/15	$9,361	$9,849	$9,862	$10,116	$9,712
1/16	$8,864	$9,293	$9,345	$10,113	$9,009
2/16	$8,756	$9,290	$9,324	$10,095	$8,844
3/16	$9,281	$9,944	$9,927	$10,278	$9,420
4/16	$9,355	$10,006	$10,014	$10,369	$9,693
5/16	$9,504	$10,185	$10,162	$10,511	$9,605
6/16	$9,458	$10,206	$10,156	$10,631	$9,282
7/16	$9,766	$10,611	$10,545	$10,794	$9,753
8/16	$9,795	$10,638	$10,573	$10,846	$9,760
9/16	$9,755	$10,655	$10,591	$10,761	$9,879
10/16	$9,578	$10,424	$10,382	$10,723	$9,677
11/16	$9,869	$10,891	$10,694	$10,325	$9,485
12/16	$10,070	$11,103	$10,901	$10,351	$9,809
1/17	$10,238	$11,312	$11,125	$10,626	$10,093
2/17	$10,549	$11,733	$11,493	$10,820	$10,238
3/17	$10,561	$11,741	$11,538	$10,890	$10,520
4/17	$10,665	$11,865	$11,681	$11,043	$10,787
5/17	$10,780	$11,987	$11,830	$11,140	$11,183
6/17	$10,890	$12,095	$11,925	$11,254	$11,163
7/17	$11,057	$12,323	$12,146	$11,317	$11,485
8/17	$11,034	$12,347	$12,170	$11,364	$11,481
9/17	$11,311	$12,648	$12,441	$11,397	$11,767
10/17	$11,531	$12,924	$12,680	$11,428	$11,945
11/17	$11,848	$13,316	$13,003	$11,438	$12,071
12/17	$11,998	$13,450	$13,129	$11,446	$12,265
1/18	$12,594	$14,158	$13,723	$11,231	$12,880
2/18	$12,183	$13,637	$13,265	$11,301	$12,298
3/18	$11,962	$13,363	$13,032	$11,332	$12,077
4/18	$12,058	$13,414	$13,093	$11,261	$12,352
5/18	$12,350	$13,792	$13,370	$11,349	$12,075
6/18	$12,379	$13,883	$13,435	$11,451	$11,927
7/18	$12,743	$14,343	$13,829	$11,487	$12,221
8/18	$13,094	$14,847	$14,203	$11,584	$11,985
9/18	$13,100	$14,871	$14,220	$11,473	$12,089
10/18	$12,177	$13,776	$13,247	$11,287	$11,127
11/18	$12,314	$14,052	$13,429	$11,050	$11,113
12/18	$11,302	$12,745	$12,352	$10,949	$10,573
1/19	$12,196	$13,838	$13,351	$11,570	$11,268
2/19	$12,622	$14,325	$13,784	$11,771	$11,555
3/19	$12,780	$14,534	$13,969	$11,902	$11,628
4/19	$13,285	$15,115	$14,470	$12,034	$11,955
5/19	$12,507	$14,137	$13,659	$12,094	$11,381
6/19	$13,261	$15,130	$14,526	$12,261	$12,056
7/19	$13,468	$15,354	$14,704	$12,463	$11,903
8/19	$13,224	$15,041	$14,437	$12,553	$11,595
9/19	$13,401	$15,305	$14,691	$12,636	$11,927
10/19	$13,608	$15,635	$15,007	$12,728	$12,355
11/19	$14,076	$16,229	$15,477	$12,694	$12,495
12/19	$14,402	$16,698	$15,908	$12,888	$12,901
1/20	$14,340	$16,680	$15,874	$12,995	$12,631
2/20	$13,194	$15,314	$14,648	$12,648	$11,490
3/20	$11,279	$13,208	$12,738	$11,751	$9,956
4/20	$12,630	$14,957	$14,250	$12,491	$10,599
5/20	$13,305	$15,757	$14,936	$12,617	$11,061
6/20	$13,491	$16,117	$15,254	$12,568	$11,437
7/20	$14,130	$17,033	$16,047	$13,100	$11,704
8/20	$15,028	$18,266	$17,085	$13,306	$12,306
9/20	$14,508	$17,601	$16,527	$13,184	$11,986
10/20	$14,297	$17,222	$16,183	$13,242	$11,507
11/20	$15,914	$19,317	$18,046	$13,548	$13,291
12/20	$16,629	$20,186	$18,811	$13,783	$13,909
1/21	$16,411	$20,096	$18,698	$13,597	$13,761
2/21	$17,003	$20,724	$19,184	$13,422	$14,070
3/21	$17,502	$21,467	$19,809	$13,641	$14,393
4/21	$18,331	$22,573	$20,712	$13,821	$14,826
5/21	$18,406	$22,676	$20,863	$13,870	$15,310
6/21	$18,730	$23,236	$21,279	$14,058	$15,137
7/21	$19,054	$23,628	$21,588	$14,090	$15,251
8/21	$19,565	$24,302	$22,119	$14,096	$15,520
9/21	$18,674	$23,212	$21,260	$14,089	$15,070
10/21	$19,765	$24,782	$22,460	$14,073	$15,441
11/21	$19,335	$24,404	$22,041	$13,817	$14,722
12/21	$20,152	$25,365	$22,892	$14,092	$15,476
1/22	$19,007	$23,873	$21,636	$13,674	$14,728
2/22	$18,578	$23,272	$21,093	$13,240	$14,468
3/22	$18,892	$24,027	$21,639	$13,145	$14,561
4/22	$17,350	$21,870	$19,827	$12,426	$13,619
5/22	$17,305	$21,841	$19,855	$12,638	$13,721
6/22	$16,051	$20,014	$18,262	$12,130	$12,448
7/22	$17,382	$21,891	$19,835	$12,874	$13,068
8/22	$16,653	$21,074	$19,082	$12,439	$12,447
9/22	$15,239	$19,120	$17,423	$12,015	$11,283
10/22	$16,422	$20,688	$18,625	$11,776	$11,889
11/22	$17,356	$21,768	$19,690	$12,270	$13,229
12/22	$16,487	$20,493	$18,732	$12,034	$13,239
1/23	$17,590	$21,905	$20,089	$13,148	$14,311
2/23	$17,171	$21,393	$19,628	$12,864	$14,013
3/23	$17,428	$21,965	$20,031	$12,436	$14,360
4/23	$17,751	$22,199	$20,292	$12,642	$14,765
5/23	$17,512	$22,285	$20,240	$12,463	$14,141
6/23	$18,499	$23,807	$21,458	$12,588	$14,784
7/23	$19,111	$24,661	$22,173	$12,763	$15,262
8/23	$18,750	$24,185	$21,719	$12,610	$14,678
9/23	$17,880	$23,033	$20,788	$12,440	$14,176
10/23	$17,409	$22,422	$20,195	$12,033	$13,602
11/23	$18,924	$24,513	$22,035	$12,906	$14,864
12/23	$19,899	$25,813	$23,148	$13,263	$15,654
1/24	$20,074	$26,099	$23,432	$13,633	$15,744
2/24	$21,040	$27,512	$24,508	$13,742	$16,032
3/24	$21,701	$28,399	$25,242	$13,862	$16,559
4/24	$20,865	$27,150	$24,223	$13,497	$16,135
5/24	$21,759	$28,432	$25,275	$13,734	$16,760
6/24	$22,252	$29,313	$25,880	$13,844	$16,490
7/24	$22,589	$29,857	$26,349	$13,889	$16,974
8/24	$23,120	$30,507	$26,968	$14,279	$17,525
9/24	$23,425	$31,138	$27,507	$14,638	$17,687
10/24	$23,107	$30,910	$27,166	$14,479	$16,725
11/24	$24,417	$32,966	$28,592	$14,460	$16,631
12/24	$23,481	$31,958	$27,776	$14,198	$16,252
1/25	$24,370	$32,967	$28,641	$14,287	$17,106
2/25	$23,958	$32,336	$28,289	$14,444	$17,438
3/25	$22,691	$30,449	$26,912	$14,209	$17,368
4/25	$22,331	$30,245	$26,853	$14,011	$18,163
5/25	$23,501	$32,162	$28,356	$14,108	$18,994
6/25	$24,474	$33,796	$29,618	$14,341	$19,413
7/25	$24,762	$34,540	$30,141	$14,549	$19,140
8/25	$25,265	$35,340	$30,865	$14,729	$19,956
9/25	$25,696	$36,559	$31,827	$14,974	$20,338
10/25	$26,090	$37,343	$32,410	$14,974	$20,578

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	12.93%	12.78%	10.65%
Class A with 5.25% Maximum Sales Charge	6.99%	11.57%	10.06%
Russell 3000® Index	20.81%	16.73%	14.07%
Blended IndexFootnote Reference1	19.31%	14.89%	12.47%
ICE BofA Fixed Rate Preferred Securities Index	3.42%	2.49%	4.12%
MSCI EAFE Index (net of foreign withholding taxes)	23.03%	12.32%	7.48%
Footnote	Description
Footnote[1]	Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$859,743,839
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	10%
Total Advisory Fees Paid	$4,898,353
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	0.0%
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference†	3.4%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	8.3%
Tax-Managed Multi-Cap Growth Portfolio	16.6%
Tax-Managed Value Portfolio	26.1%
Tax-Managed Growth Portfolio	37.1%
Footnote	Description
Footnote*	Investment types less than 1% each
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EAEAX-TSR-AR

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Class C ECEAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.89%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Index (the Index):

↓ Fund allocations to Tax-Managed Small-Cap Portfolio, Tax-Managed Value Portfolio, and Tax-Managed Multi-Cap Growth Portfolio detracted from returns

↓ Fund allocations to direct investments in preferred stocks and hybrid securities detracted from Index-relative returns during the period

↑Stock selection within the communication services and financials sectors contributed to performance relative to the Index during the period

● In November 2024, the Eaton Vance Global Equity Income Fund replaced the Tax-Managed International Equity Portfolio within the Fund’s allocation mix

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Blended Index	ICE BofA Fixed Rate Preferred Securities Index	MSCI EAFE Index
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$10,061	$10,055	$10,035	$10,060	$9,844
12/15	$9,864	$9,849	$9,862	$10,116	$9,712
1/16	$9,342	$9,293	$9,345	$10,113	$9,009
2/16	$9,213	$9,290	$9,324	$10,095	$8,844
3/16	$9,768	$9,944	$9,927	$10,278	$9,420
4/16	$9,838	$10,006	$10,014	$10,369	$9,693
5/16	$9,987	$10,185	$10,162	$10,511	$9,605
6/16	$9,935	$10,206	$10,156	$10,631	$9,282
7/16	$10,251	$10,611	$10,545	$10,794	$9,753
8/16	$10,277	$10,638	$10,573	$10,846	$9,760
9/16	$10,225	$10,655	$10,591	$10,761	$9,879
10/16	$10,032	$10,424	$10,382	$10,723	$9,677
11/16	$10,328	$10,891	$10,694	$10,325	$9,485
12/16	$10,538	$11,103	$10,901	$10,351	$9,809
1/17	$10,706	$11,312	$11,125	$10,626	$10,093
2/17	$11,023	$11,733	$11,493	$10,820	$10,238
3/17	$11,023	$11,741	$11,538	$10,890	$10,520
4/17	$11,133	$11,865	$11,681	$11,043	$10,787
5/17	$11,243	$11,987	$11,830	$11,140	$11,183
6/17	$11,353	$12,095	$11,925	$11,254	$11,163
7/17	$11,515	$12,323	$12,146	$11,317	$11,485
8/17	$11,489	$12,347	$12,170	$11,364	$11,481
9/17	$11,767	$12,648	$12,441	$11,397	$11,767
10/17	$11,988	$12,924	$12,680	$11,428	$11,945
11/17	$12,311	$13,316	$13,003	$11,438	$12,071
12/17	$12,457	$13,450	$13,129	$11,446	$12,265
1/18	$13,068	$14,158	$13,723	$11,231	$12,880
2/18	$12,630	$13,637	$13,265	$11,301	$12,298
3/18	$12,397	$13,363	$13,032	$11,332	$12,077
4/18	$12,490	$13,414	$13,093	$11,261	$12,352
5/18	$12,783	$13,792	$13,370	$11,349	$12,075
6/18	$12,809	$13,883	$13,435	$11,451	$11,927
7/18	$13,174	$14,343	$13,829	$11,487	$12,221
8/18	$13,526	$14,847	$14,203	$11,584	$11,985
9/18	$13,526	$14,871	$14,220	$11,473	$12,089
10/18	$12,570	$13,776	$13,247	$11,287	$11,127
11/18	$12,696	$14,052	$13,429	$11,050	$11,113
12/18	$11,648	$12,745	$12,352	$10,949	$10,573
1/19	$12,564	$13,838	$13,351	$11,570	$11,268
2/19	$12,988	$14,325	$13,784	$11,771	$11,555
3/19	$13,143	$14,534	$13,969	$11,902	$11,628
4/19	$13,662	$15,115	$14,470	$12,034	$11,955
5/19	$12,847	$14,137	$13,659	$12,094	$11,381
6/19	$13,614	$15,130	$14,526	$12,261	$12,056
7/19	$13,816	$15,354	$14,704	$12,463	$11,903
8/19	$13,561	$15,041	$14,437	$12,553	$11,595
9/19	$13,736	$15,305	$14,691	$12,636	$11,927
10/19	$13,938	$15,635	$15,007	$12,728	$12,355
11/19	$14,402	$16,229	$15,477	$12,694	$12,495
12/19	$14,733	$16,698	$15,908	$12,888	$12,901
1/20	$14,658	$16,680	$15,874	$12,995	$12,631
2/20	$13,478	$15,314	$14,648	$12,648	$11,490
3/20	$11,513	$13,208	$12,738	$11,751	$9,956
4/20	$12,891	$14,957	$14,250	$12,491	$10,599
5/20	$13,567	$15,757	$14,936	$12,617	$11,061
6/20	$13,751	$16,117	$15,254	$12,568	$11,437
7/20	$14,385	$17,033	$16,047	$13,100	$11,704
8/20	$15,292	$18,266	$17,085	$13,306	$12,306
9/20	$14,760	$17,601	$16,527	$13,184	$11,986
10/20	$14,535	$17,222	$16,183	$13,242	$11,507
11/20	$16,165	$19,317	$18,046	$13,548	$13,291
12/20	$16,881	$20,186	$18,811	$13,783	$13,909
1/21	$16,650	$20,096	$18,698	$13,597	$13,761
2/21	$17,243	$20,724	$19,184	$13,422	$14,070
3/21	$17,741	$21,467	$19,809	$13,641	$14,393
4/21	$18,566	$22,573	$20,712	$13,821	$14,826
5/21	$18,628	$22,676	$20,863	$13,870	$15,310
6/21	$18,941	$23,236	$21,279	$14,058	$15,137
7/21	$19,262	$23,628	$21,588	$14,090	$15,251
8/21	$19,767	$24,302	$22,119	$14,096	$15,520
9/21	$18,853	$23,212	$21,260	$14,089	$15,070
10/21	$19,937	$24,782	$22,460	$14,073	$15,441
11/21	$19,494	$24,404	$22,041	$13,817	$14,722
12/21	$20,307	$25,365	$22,892	$14,092	$15,476
1/22	$19,142	$23,873	$21,636	$13,674	$14,728
2/22	$18,696	$23,272	$21,093	$13,240	$14,468
3/22	$19,003	$24,027	$21,639	$13,145	$14,561
4/22	$17,440	$21,870	$19,827	$12,426	$13,619
5/22	$17,384	$21,841	$19,855	$12,638	$13,721
6/22	$16,115	$20,014	$18,262	$12,130	$12,448
7/22	$17,440	$21,891	$19,835	$12,874	$13,068
8/22	$16,694	$21,074	$19,082	$12,439	$12,447
9/22	$15,270	$19,120	$17,423	$12,015	$11,283
10/22	$16,442	$20,688	$18,625	$11,776	$11,889
11/22	$17,370	$21,768	$19,690	$12,270	$13,229
12/22	$16,490	$20,493	$18,732	$12,034	$13,239
1/23	$17,581	$21,905	$20,089	$13,148	$14,311
2/23	$17,147	$21,393	$19,628	$12,864	$14,013
3/23	$17,399	$21,965	$20,031	$12,436	$14,360
4/23	$17,707	$22,199	$20,292	$12,642	$14,765
5/23	$17,462	$22,285	$20,240	$12,463	$14,141
6/23	$18,434	$23,807	$21,458	$12,588	$14,784
7/23	$19,028	$24,661	$22,173	$12,763	$15,262
8/23	$18,658	$24,185	$21,719	$12,610	$14,678
9/23	$17,784	$23,033	$20,788	$12,440	$14,176
10/23	$17,301	$22,422	$20,195	$12,033	$13,602
11/23	$18,798	$24,513	$22,035	$12,906	$14,864
12/23	$19,756	$25,813	$23,148	$13,263	$15,654
1/24	$19,917	$26,099	$23,432	$13,633	$15,744
2/24	$20,861	$27,512	$24,508	$13,742	$16,032
3/24	$21,497	$28,399	$25,242	$13,862	$16,559
4/24	$20,658	$27,150	$24,223	$13,497	$16,135
5/24	$21,532	$28,432	$25,275	$13,734	$16,760
6/24	$22,007	$29,313	$25,880	$13,844	$16,490
7/24	$22,322	$29,857	$26,349	$13,889	$16,974
8/24	$22,833	$30,507	$26,968	$14,279	$17,525
9/24	$23,126	$31,138	$27,507	$14,638	$17,687
10/24	$22,791	$30,910	$27,166	$14,479	$16,725
11/24	$24,070	$32,966	$28,592	$14,460	$16,631
12/24	$23,133	$31,958	$27,776	$14,198	$16,252
1/25	$23,992	$32,967	$28,641	$14,287	$17,106
2/25	$23,577	$32,336	$28,289	$14,444	$17,438
3/25	$22,308	$30,449	$26,912	$14,209	$17,368
4/25	$21,949	$30,245	$26,853	$14,011	$18,163
5/25	$23,083	$32,162	$28,356	$14,108	$18,994
6/25	$24,028	$33,796	$29,618	$14,341	$19,413
7/25	$24,288	$34,540	$30,141	$14,549	$19,140
8/25	$24,767	$35,340	$30,865	$14,729	$19,956
9/25	$25,176	$36,559	$31,827	$14,974	$20,338
10/25	$25,933	$37,343	$32,410	$14,974	$20,578

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.11%	11.94%	9.99%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	11.11%	11.94%	9.99%
Russell 3000® Index	20.81%	16.73%	14.07%
Blended IndexFootnote Reference1	19.31%	14.89%	12.47%
ICE BofA Fixed Rate Preferred Securities Index	3.42%	2.49%	4.12%
MSCI EAFE Index (net of foreign withholding taxes)	23.03%	12.32%	7.48%
Footnote	Description
Footnote[1]	Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$859,743,839
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	10%
Total Advisory Fees Paid	$4,898,353
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	0.0%
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference†	3.4%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	8.3%
Tax-Managed Multi-Cap Growth Portfolio	16.6%
Tax-Managed Value Portfolio	26.1%
Tax-Managed Growth Portfolio	37.1%
Footnote	Description
Footnote*	Investment types less than 1% each
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECEAX-TSR-AR

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Class I EIEAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.89%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Index (the Index):

↓ Fund allocations to Tax-Managed Small-Cap Portfolio, Tax-Managed Value Portfolio, and Tax-Managed Multi-Cap Growth Portfolio detracted from returns

↓ Fund allocations to direct investments in preferred stocks and hybrid securities detracted from Index-relative returns during the period

↑Stock selection within the communication services and financials sectors contributed to performance relative to the Index during the period

● In November 2024, the Eaton Vance Global Equity Income Fund replaced the Tax-Managed International Equity Portfolio within the Fund’s allocation mix

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Blended Index	ICE BofA Fixed Rate Preferred Securities Index	MSCI EAFE Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$1,007,378	$1,005,544	$1,003,474	$1,005,953	$984,443
12/15	$988,838	$984,904	$986,213	$1,011,643	$971,179
1/16	$936,826	$929,331	$934,534	$1,011,345	$900,949
2/16	$924,730	$929,032	$932,415	$1,009,544	$884,443
3/16	$980,976	$994,441	$992,689	$1,027,839	$941,991
4/16	$988,838	$1,000,604	$1,001,363	$1,036,929	$969,263
5/16	$1,004,562	$1,018,505	$1,016,158	$1,051,149	$960,458
6/16	$1,000,329	$1,020,600	$1,015,579	$1,063,146	$928,218
7/16	$1,032,988	$1,061,104	$1,054,519	$1,079,361	$975,261
8/16	$1,036,617	$1,063,811	$1,057,260	$1,084,623	$975,953
9/16	$1,032,383	$1,065,483	$1,059,054	$1,076,067	$987,942
10/16	$1,013,634	$1,042,431	$1,038,186	$1,072,295	$967,734
11/16	$1,044,479	$1,089,082	$1,069,438	$1,032,542	$948,460
12/16	$1,065,936	$1,110,333	$1,090,053	$1,035,079	$980,892
1/17	$1,084,324	$1,131,232	$1,112,530	$1,062,636	$1,009,346
2/17	$1,117,424	$1,173,304	$1,149,251	$1,082,014	$1,023,779
3/17	$1,118,650	$1,174,102	$1,153,779	$1,088,966	$1,051,962
4/17	$1,130,296	$1,186,547	$1,168,127	$1,104,336	$1,078,729
5/17	$1,142,556	$1,198,690	$1,183,001	$1,114,002	$1,118,323
6/17	$1,154,815	$1,209,508	$1,192,543	$1,125,404	$1,116,345
7/17	$1,172,591	$1,232,313	$1,214,636	$1,131,676	$1,148,547
8/17	$1,170,752	$1,234,688	$1,216,974	$1,136,443	$1,148,114
9/17	$1,200,174	$1,264,799	$1,244,094	$1,139,705	$1,176,680
10/17	$1,224,079	$1,292,400	$1,268,041	$1,142,807	$1,194,547
11/17	$1,257,179	$1,331,643	$1,300,282	$1,143,777	$1,207,077
12/17	$1,273,525	$1,344,953	$1,312,864	$1,144,638	$1,226,452
1/18	$1,336,885	$1,415,846	$1,372,335	$1,123,052	$1,287,970
2/18	$1,293,800	$1,363,659	$1,326,534	$1,130,093	$1,229,837
3/18	$1,270,991	$1,336,285	$1,303,207	$1,133,219	$1,207,670
4/18	$1,281,128	$1,341,363	$1,309,329	$1,126,125	$1,235,245
5/18	$1,312,175	$1,379,230	$1,336,979	$1,134,923	$1,207,479
6/18	$1,315,976	$1,388,250	$1,343,542	$1,145,117	$1,192,727
7/18	$1,354,625	$1,434,321	$1,382,933	$1,148,655	$1,222,086
8/18	$1,392,008	$1,484,691	$1,420,286	$1,158,382	$1,198,485
9/18	$1,393,275	$1,487,149	$1,422,039	$1,147,288	$1,208,886
10/18	$1,295,701	$1,377,646	$1,324,652	$1,128,713	$1,112,668
11/18	$1,310,274	$1,405,238	$1,342,932	$1,105,043	$1,111,266
12/18	$1,202,852	$1,274,453	$1,235,195	$1,094,930	$1,057,321
1/19	$1,298,275	$1,383,845	$1,335,138	$1,157,046	$1,126,809
2/19	$1,343,714	$1,432,513	$1,378,419	$1,177,096	$1,155,532
3/19	$1,360,592	$1,453,431	$1,396,929	$1,190,240	$1,162,819
4/19	$1,415,120	$1,511,469	$1,447,032	$1,203,445	$1,195,512
5/19	$1,332,030	$1,413,659	$1,365,890	$1,209,425	$1,138,096
6/19	$1,413,172	$1,512,950	$1,452,628	$1,226,134	$1,205,614
7/19	$1,435,243	$1,535,440	$1,470,445	$1,246,275	$1,190,307
8/19	$1,409,926	$1,504,139	$1,443,719	$1,255,293	$1,159,471
9/19	$1,428,751	$1,530,538	$1,469,078	$1,263,561	$1,192,697
10/19	$1,451,471	$1,563,486	$1,500,734	$1,272,834	$1,235,549
11/19	$1,501,455	$1,622,917	$1,547,662	$1,269,438	$1,249,478
12/19	$1,536,506	$1,669,777	$1,590,803	$1,288,812	$1,290,086
1/20	$1,529,877	$1,667,953	$1,587,409	$1,299,497	$1,263,138
2/20	$1,407,911	$1,531,392	$1,464,842	$1,264,755	$1,148,954
3/20	$1,203,751	$1,320,798	$1,273,751	$1,175,075	$995,605
4/20	$1,348,917	$1,495,725	$1,424,966	$1,249,147	$1,059,923
5/20	$1,421,168	$1,575,714	$1,493,567	$1,261,705	$1,106,078
6/20	$1,441,717	$1,611,738	$1,525,387	$1,256,784	$1,143,739
7/20	$1,509,328	$1,703,258	$1,604,697	$1,310,019	$1,170,398
8/20	$1,606,106	$1,826,649	$1,708,467	$1,330,580	$1,230,570
9/20	$1,551,088	$1,760,139	$1,652,696	$1,318,386	$1,198,595
10/20	$1,528,551	$1,722,150	$1,618,283	$1,324,150	$1,150,737
11/20	$1,702,220	$1,931,655	$1,804,613	$1,354,827	$1,329,116
12/20	$1,778,577	$2,018,556	$1,881,085	$1,378,341	$1,390,915
1/21	$1,755,860	$2,009,578	$1,869,837	$1,359,652	$1,376,096
2/21	$1,819,333	$2,072,392	$1,918,392	$1,342,237	$1,406,961
3/21	$1,873,452	$2,146,672	$1,980,938	$1,364,108	$1,439,312
4/21	$1,962,314	$2,257,331	$2,071,209	$1,382,136	$1,482,620
5/21	$1,970,332	$2,267,636	$2,086,257	$1,387,002	$1,530,970
6/21	$2,005,743	$2,323,553	$2,127,890	$1,405,788	$1,513,740
7/21	$2,041,154	$2,362,846	$2,158,759	$1,408,953	$1,525,138
8/21	$2,095,941	$2,430,229	$2,211,918	$1,409,609	$1,552,040
9/21	$2,001,734	$2,321,190	$2,125,985	$1,408,857	$1,506,999
10/21	$2,117,990	$2,478,159	$2,245,991	$1,407,276	$1,544,064
11/21	$2,073,224	$2,440,439	$2,204,099	$1,381,659	$1,472,197
12/21	$2,160,598	$2,536,540	$2,289,221	$1,409,243	$1,547,580
1/22	$2,038,235	$2,387,300	$2,163,604	$1,367,366	$1,472,794
2/22	$1,992,864	$2,327,165	$2,109,319	$1,324,012	$1,446,753
3/22	$2,027,236	$2,402,650	$2,163,899	$1,314,533	$1,456,052
4/22	$1,861,565	$2,187,030	$1,982,705	$1,242,604	$1,361,853
5/22	$1,857,440	$2,184,098	$1,985,453	$1,263,840	$1,372,063
6/22	$1,723,391	$2,001,379	$1,826,167	$1,213,022	$1,244,752
7/22	$1,866,377	$2,189,145	$1,983,530	$1,287,426	$1,306,778
8/22	$1,788,697	$2,107,447	$1,908,189	$1,243,934	$1,244,713
9/22	$1,637,462	$1,912,026	$1,742,269	$1,201,471	$1,128,274
10/22	$1,764,637	$2,068,823	$1,862,479	$1,177,608	$1,188,947
11/22	$1,865,002	$2,176,808	$1,969,038	$1,226,983	$1,322,865
12/22	$1,772,324	$2,049,348	$1,873,184	$1,203,447	$1,323,928
1/23	$1,891,822	$2,190,493	$2,008,890	$1,314,774	$1,431,136
2/23	$1,846,663	$2,139,295	$1,962,795	$1,286,370	$1,401,273
3/23	$1,875,148	$2,196,498	$2,003,125	$1,243,630	$1,436,002
4/23	$1,909,191	$2,219,900	$2,029,162	$1,264,167	$1,476,544
5/23	$1,884,875	$2,228,537	$2,024,030	$1,246,343	$1,414,060
6/23	$1,991,173	$2,380,714	$2,145,838	$1,258,827	$1,478,413
7/23	$2,057,869	$2,466,055	$2,217,304	$1,276,343	$1,526,249
8/23	$2,018,963	$2,418,451	$2,171,910	$1,261,047	$1,467,775
9/23	$1,925,866	$2,303,250	$2,078,789	$1,243,996	$1,417,639
10/23	$1,875,148	$2,242,193	$2,019,471	$1,203,270	$1,360,166
11/23	$2,039,111	$2,451,274	$2,203,535	$1,290,563	$1,486,413
12/23	$2,144,923	$2,581,294	$2,314,846	$1,326,289	$1,565,385
1/24	$2,163,825	$2,609,902	$2,343,153	$1,363,253	$1,574,394
2/24	$2,268,831	$2,751,177	$2,450,796	$1,374,216	$1,603,212
3/24	$2,339,535	$2,839,923	$2,524,233	$1,386,171	$1,655,941
4/24	$2,249,929	$2,714,962	$2,422,267	$1,349,680	$1,613,534
5/24	$2,347,235	$2,843,236	$2,527,464	$1,373,404	$1,676,035
6/24	$2,401,138	$2,931,255	$2,588,007	$1,384,428	$1,648,977
7/24	$2,437,540	$2,985,744	$2,634,913	$1,388,852	$1,697,352
8/24	$2,495,644	$3,050,740	$2,696,782	$1,427,933	$1,752,544
9/24	$2,529,246	$3,113,847	$2,750,677	$1,463,811	$1,768,727
10/24	$2,495,644	$3,090,980	$2,716,570	$1,447,905	$1,672,542
11/24	$2,637,752	$3,296,605	$2,859,242	$1,445,985	$1,663,053
12/24	$2,536,530	$3,195,843	$2,777,649	$1,419,809	$1,625,232
1/25	$2,633,436	$3,296,730	$2,864,138	$1,428,722	$1,710,641
2/25	$2,588,874	$3,233,552	$2,828,920	$1,444,375	$1,743,816
3/25	$2,452,356	$3,044,937	$2,691,180	$1,420,946	$1,736,781
4/25	$2,414,867	$3,024,509	$2,685,304	$1,401,101	$1,816,334
5/25	$2,541,482	$3,216,220	$2,835,619	$1,410,807	$1,899,437
6/25	$2,647,583	$3,379,614	$2,961,801	$1,434,130	$1,941,288
7/25	$2,678,706	$3,454,041	$3,014,123	$1,454,943	$1,914,039
8/25	$2,734,586	$3,533,974	$3,086,491	$1,472,880	$1,995,639
9/25	$2,781,271	$3,655,937	$3,182,742	$1,497,356	$2,033,832
10/25	$2,825,126	$3,734,291	$3,241,045	$1,497,437	$2,057,758

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	13.20%	13.06%	10.93%
Russell 3000® Index	20.81%	16.73%	14.07%
Blended IndexFootnote Reference1	19.31%	14.89%	12.47%
ICE BofA Fixed Rate Preferred Securities Index	3.42%	2.49%	4.12%
MSCI EAFE Index (net of foreign withholding taxes)	23.03%	12.32%	7.48%
Footnote	Description
Footnote[1]	Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$859,743,839
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	10%
Total Advisory Fees Paid	$4,898,353
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	0.0%
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference†	3.4%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	8.3%
Tax-Managed Multi-Cap Growth Portfolio	16.6%
Tax-Managed Value Portfolio	26.1%
Tax-Managed Growth Portfolio	37.1%
Footnote	Description
Footnote*	Investment types less than 1% each
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIEAX-TSR-AR

Eaton Vance Tax-Managed Value Fund

Class A EATVX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.15%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Ingersoll Rand Inc. hurt, as its shares were impacted by tariffs affecting margins, and increasing costs as well as slowing growth

↓ An overweight position in Zoetis, Inc. also hurt as softening demand for pet care products, led by macroeconomic concerns, impacted its sales

↓ An overweight to Clorox Company detracted as it fell in value due to macroeconomic concerns impacting consumers, operational issues and divestitures

↓ Among sectors, stock selections in the industrials, health care, and consumer staples sectors detracted from performance relative to the Index

↑ An overweight position in Micron Technology, Inc. contributed as artificial intelligence growth drove demand for the company’s high-bandwidth memory chips

↑ An overweight position in Interactive Brokers Group, Inc. helped as its shares rose on the back of strong customer growth, and rising demand and trade volumes

↑ An overweight position in Charles Schwab Corp. contributed as strong client activity, new client growth and successful integration with TD Ameritrade helped

↑ Among sectors, stock selections in the financials, information technology, and energy sectors contributed to performance relative to the Index

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
10/15	$10,000	$10,000	$10,000
11/15	$9,520	$10,055	$10,038
12/15	$9,392	$9,849	$9,822
1/16	$8,923	$9,293	$9,315
2/16	$8,767	$9,290	$9,312
3/16	$9,298	$9,944	$9,983
4/16	$9,392	$10,006	$10,193
5/16	$9,494	$10,185	$10,351
6/16	$9,535	$10,206	$10,441
7/16	$9,695	$10,611	$10,744
8/16	$9,713	$10,638	$10,827
9/16	$9,619	$10,655	$10,804
10/16	$9,459	$10,424	$10,637
11/16	$9,887	$10,891	$11,245
12/16	$10,240	$11,103	$11,526
1/17	$10,298	$11,312	$11,608
2/17	$10,610	$11,733	$12,025
3/17	$10,465	$11,741	$11,902
4/17	$10,528	$11,865	$11,880
5/17	$10,546	$11,987	$11,868
6/17	$10,745	$12,095	$12,062
7/17	$10,844	$12,323	$12,223
8/17	$10,785	$12,347	$12,080
9/17	$11,137	$12,648	$12,438
10/17	$11,385	$12,924	$12,528
11/17	$11,814	$13,316	$12,912
12/17	$12,047	$13,450	$13,101
1/18	$12,567	$14,158	$13,607
2/18	$12,011	$13,637	$12,957
3/18	$11,815	$13,363	$12,729
4/18	$11,965	$13,414	$12,771
5/18	$12,102	$13,792	$12,847
6/18	$12,129	$13,883	$12,879
7/18	$12,685	$14,343	$13,389
8/18	$12,917	$14,847	$13,587
9/18	$13,004	$14,871	$13,614
10/18	$12,298	$13,776	$12,909
11/18	$12,494	$14,052	$13,294
12/18	$11,329	$12,745	$12,018
1/19	$12,101	$13,838	$12,953
2/19	$12,554	$14,325	$13,367
3/19	$12,776	$14,534	$13,452
4/19	$13,215	$15,115	$13,929
5/19	$12,434	$14,137	$13,033
6/19	$13,238	$15,130	$13,969
7/19	$13,428	$15,354	$14,085
8/19	$13,252	$15,041	$13,671
9/19	$13,590	$15,305	$14,158
10/19	$13,816	$15,635	$14,356
11/19	$14,292	$16,229	$14,800
12/19	$14,697	$16,698	$15,207
1/20	$14,458	$16,680	$14,880
2/20	$13,028	$15,314	$13,439
3/20	$10,881	$13,208	$11,142
4/20	$12,083	$14,957	$12,395
5/20	$12,625	$15,757	$12,820
6/20	$12,551	$16,117	$12,735
7/20	$12,976	$17,033	$13,238
8/20	$13,640	$18,266	$13,785
9/20	$13,289	$17,601	$13,447
10/20	$13,172	$17,222	$13,270
11/20	$14,762	$19,317	$15,055
12/20	$15,339	$20,186	$15,632
1/21	$15,131	$20,096	$15,489
2/21	$15,932	$20,724	$16,425
3/21	$16,694	$21,467	$17,392
4/21	$17,424	$22,573	$18,087
5/21	$17,637	$22,676	$18,509
6/21	$17,580	$23,236	$18,297
7/21	$17,855	$23,628	$18,444
8/21	$18,371	$24,302	$18,809
9/21	$17,651	$23,212	$18,155
10/21	$18,840	$24,782	$19,077
11/21	$18,324	$24,404	$18,404
12/21	$19,320	$25,365	$19,565
1/22	$18,755	$23,873	$19,110
2/22	$18,398	$23,272	$18,888
3/22	$18,621	$24,027	$19,421
4/22	$17,407	$21,870	$18,326
5/22	$17,848	$21,841	$18,682
6/22	$16,510	$20,014	$17,050
7/22	$17,585	$21,891	$18,180
8/22	$16,827	$21,074	$17,639
9/22	$15,533	$19,120	$16,092
10/22	$17,154	$20,688	$17,742
11/22	$18,224	$21,768	$18,850
12/22	$17,430	$20,493	$18,091
1/23	$18,256	$21,905	$19,028
2/23	$17,608	$21,393	$18,357
3/23	$17,375	$21,965	$18,273
4/23	$17,785	$22,199	$18,548
5/23	$17,020	$22,285	$17,833
6/23	$17,922	$23,807	$19,017
7/23	$18,616	$24,661	$19,686
8/23	$18,150	$24,185	$19,154
9/23	$17,370	$23,033	$18,415
10/23	$16,757	$22,422	$17,766
11/23	$17,998	$24,513	$19,106
12/23	$19,070	$25,813	$20,164
1/24	$19,013	$26,099	$20,185
2/24	$19,870	$27,512	$20,930
3/24	$20,984	$28,399	$21,976
4/24	$20,430	$27,150	$21,037
5/24	$21,136	$28,432	$21,704
6/24	$21,063	$29,313	$21,500
7/24	$21,591	$29,857	$22,599
8/24	$22,104	$30,507	$23,205
9/24	$22,438	$31,138	$23,528
10/24	$22,062	$30,910	$23,269
11/24	$23,453	$32,966	$24,755
12/24	$21,816	$31,958	$23,062
1/25	$22,933	$32,967	$24,129
2/25	$22,500	$32,336	$24,227
3/25	$21,697	$30,449	$23,554
4/25	$20,781	$30,245	$22,836
5/25	$21,659	$32,162	$23,638
6/25	$22,510	$33,796	$24,446
7/25	$22,700	$34,540	$24,586
8/25	$23,210	$35,340	$25,370
9/25	$23,725	$36,559	$25,749
10/25	$24,001	$37,343	$25,863

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	8.79%	12.74%	9.73%
Class A with 5.25% Maximum Sales Charge	3.07%	11.53%	9.14%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 1000® Value Index	11.15%	14.27%	9.96%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$837,952,985
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	72
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	42%
Total Advisory Fees Paid	$5,124,259

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Value Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Financials 21.2%
Industrials 15.0%
Health Care 14.4%
Consumer Discretionary 9.1%
Information Technology 9.1%
Energy 6.8%
Communication Services 6.8%
Utilities 5.8%
Materials 5.2%
Consumer Staples 4.8%
Real Estate 1.7%
Short-Term Investments 0.1%

Value	Value
Short-Term Investments	0.1%
Real Estate	1.7%
Consumer Staples	4.8%
Materials	5.2%
Utilities	5.8%
Communication Services	6.8%
Energy	6.8%
Information Technology	9.1%
Consumer Discretionary	9.1%
Health Care	14.4%
Industrials	15.0%
Financials	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Chevron Corp.	3.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Charles Schwab Corp.	3.1%
Micron Technology, Inc.	2.9%
Home Depot, Inc.	2.9%
PNC Financial Services Group, Inc.	2.4%
3M Co.	2.4%
Parker-Hannifin Corp.	2.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EATVX-TSR-AR

Eaton Vance Tax-Managed Value Fund

Class C ECTVX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.90%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Ingersoll Rand Inc. hurt, as its shares were impacted by tariffs affecting margins, and increasing costs as well as slowing growth

↓ An overweight position in Zoetis, Inc. also hurt as softening demand for pet care products, led by macroeconomic concerns, impacted its sales

↓ An overweight to Clorox Company detracted as it fell in value due to macroeconomic concerns impacting consumers, operational issues and divestitures

↓ Among sectors, stock selections in the industrials, health care, and consumer staples sectors detracted from performance relative to the Index

↑ An overweight position in Micron Technology, Inc. contributed as artificial intelligence growth drove demand for the company’s high-bandwidth memory chips

↑ An overweight position in Interactive Brokers Group, Inc. helped as its shares rose on the back of strong customer growth, and rising demand and trade volumes

↑ An overweight position in Charles Schwab Corp. contributed as strong client activity, new client growth and successful integration with TD Ameritrade helped

↑ Among sectors, stock selections in the financials, information technology, and energy sectors contributed to performance relative to the Index

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 1000® Value Index
10/15	$10,000	$10,000	$10,000
11/15	$10,041	$10,055	$10,038
12/15	$9,900	$9,849	$9,822
1/16	$9,397	$9,293	$9,315
2/16	$9,226	$9,290	$9,312
3/16	$9,783	$9,944	$9,983
4/16	$9,875	$10,006	$10,193
5/16	$9,973	$10,185	$10,351
6/16	$10,012	$10,206	$10,441
7/16	$10,173	$10,611	$10,744
8/16	$10,188	$10,638	$10,827
9/16	$10,080	$10,655	$10,804
10/16	$9,910	$10,424	$10,637
11/16	$10,349	$10,891	$11,245
12/16	$10,712	$11,103	$11,526
1/17	$10,766	$11,312	$11,608
2/17	$11,085	$11,733	$12,025
3/17	$10,928	$11,741	$11,902
4/17	$10,987	$11,865	$11,880
5/17	$11,001	$11,987	$11,868
6/17	$11,198	$12,095	$12,062
7/17	$11,296	$12,323	$12,223
8/17	$11,227	$12,347	$12,080
9/17	$11,585	$12,648	$12,438
10/17	$11,840	$12,924	$12,528
11/17	$12,277	$13,316	$12,912
12/17	$12,508	$13,450	$13,101
1/18	$13,039	$14,158	$13,607
2/18	$12,454	$13,637	$12,957
3/18	$12,242	$13,363	$12,729
4/18	$12,390	$13,414	$12,771
5/18	$12,527	$13,792	$12,847
6/18	$12,547	$13,883	$12,879
7/18	$13,112	$14,343	$13,389
8/18	$13,348	$14,847	$13,587
9/18	$13,422	$14,871	$13,614
10/18	$12,690	$13,776	$12,909
11/18	$12,881	$14,052	$13,294
12/18	$11,674	$12,745	$12,018
1/19	$12,461	$13,838	$12,953
2/19	$12,921	$14,325	$13,367
3/19	$13,139	$14,534	$13,452
4/19	$13,585	$15,115	$13,929
5/19	$12,773	$14,137	$13,033
6/19	$13,590	$15,130	$13,969
7/19	$13,778	$15,354	$14,085
8/19	$13,585	$15,041	$13,671
9/19	$13,922	$15,305	$14,158
10/19	$14,149	$15,635	$14,356
11/19	$14,629	$16,229	$14,800
12/19	$15,033	$16,698	$15,207
1/20	$14,780	$16,680	$14,880
2/20	$13,308	$15,314	$13,439
3/20	$11,109	$13,208	$11,142
4/20	$12,327	$14,957	$12,395
5/20	$12,868	$15,757	$12,820
6/20	$12,788	$16,117	$12,735
7/20	$13,209	$17,033	$13,238
8/20	$13,878	$18,266	$13,785
9/20	$13,517	$17,601	$13,447
10/20	$13,388	$17,222	$13,270
11/20	$14,993	$19,317	$15,055
12/20	$15,572	$20,186	$15,632
1/21	$15,348	$20,096	$15,489
2/21	$16,150	$20,724	$16,425
3/21	$16,916	$21,467	$17,392
4/21	$17,643	$22,573	$18,087
5/21	$17,847	$22,676	$18,509
6/21	$17,778	$23,236	$18,297
7/21	$18,046	$23,628	$18,444
8/21	$18,559	$24,302	$18,809
9/21	$17,817	$23,212	$18,155
10/21	$19,002	$24,782	$19,077
11/21	$18,475	$24,404	$18,404
12/21	$19,462	$25,365	$19,565
1/22	$18,881	$23,873	$19,110
2/22	$18,513	$23,272	$18,888
3/22	$18,726	$24,027	$19,421
4/22	$17,497	$21,870	$18,326
5/22	$17,922	$21,841	$18,682
6/22	$16,570	$20,014	$17,050
7/22	$17,642	$21,891	$18,180
8/22	$16,870	$21,074	$17,639
9/22	$15,559	$19,120	$16,092
10/22	$17,176	$20,688	$17,742
11/22	$18,238	$21,768	$18,850
12/22	$17,431	$20,493	$18,091
1/23	$18,241	$21,905	$19,028
2/23	$17,583	$21,393	$18,357
3/23	$17,341	$21,965	$18,273
4/23	$17,741	$22,199	$18,548
5/23	$16,968	$22,285	$17,833
6/23	$17,857	$23,807	$19,017
7/23	$18,530	$24,661	$19,686
8/23	$18,057	$24,185	$19,154
9/23	$17,273	$23,033	$18,415
10/23	$16,652	$22,422	$17,766
11/23	$17,873	$24,513	$19,106
12/23	$18,926	$25,813	$20,164
1/24	$18,856	$26,099	$20,185
2/24	$19,698	$27,512	$20,930
3/24	$20,783	$28,399	$21,976
4/24	$20,222	$27,150	$21,037
5/24	$20,913	$28,432	$21,704
6/24	$20,826	$29,313	$21,500
7/24	$21,334	$29,857	$22,599
8/24	$21,831	$30,507	$23,205
9/24	$22,144	$31,138	$23,528
10/24	$21,761	$30,910	$23,269
11/24	$23,116	$32,966	$24,755
12/24	$21,491	$31,958	$23,062
1/25	$22,576	$32,967	$24,129
2/25	$22,136	$32,336	$24,227
3/25	$21,329	$30,449	$23,554
4/25	$20,417	$30,245	$22,836
5/25	$21,268	$32,162	$23,638
6/25	$22,092	$33,796	$24,446
7/25	$22,259	$34,540	$24,586
8/25	$22,749	$35,340	$25,370
9/25	$23,239	$36,559	$25,749
10/25	$23,851	$37,343	$25,863

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	7.97%	11.90%	9.07%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	6.97%	11.90%	9.07%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 1000® Value Index	11.15%	14.27%	9.96%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$837,952,985
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	72
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	42%
Total Advisory Fees Paid	$5,124,259

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Value Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Real Estate	1.7%
Consumer Staples	4.8%
Materials	5.2%
Utilities	5.8%
Communication Services	6.8%
Energy	6.8%
Information Technology	9.1%
Consumer Discretionary	9.1%
Health Care	14.4%
Industrials	15.0%
Financials	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Chevron Corp.	3.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Charles Schwab Corp.	3.1%
Micron Technology, Inc.	2.9%
Home Depot, Inc.	2.9%
PNC Financial Services Group, Inc.	2.4%
3M Co.	2.4%
Parker-Hannifin Corp.	2.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECTVX-TSR-AR

Eaton Vance Tax-Managed Value Fund

Class I EITVX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.90%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Ingersoll Rand Inc. hurt, as its shares were impacted by tariffs affecting margins, and increasing costs as well as slowing growth

↓ An overweight position in Zoetis, Inc. also hurt as softening demand for pet care products, led by macroeconomic concerns, impacted its sales

↓ An overweight to Clorox Company detracted as it fell in value due to macroeconomic concerns impacting consumers, operational issues and divestitures

↓ Among sectors, stock selections in the industrials, health care, and consumer staples sectors detracted from performance relative to the Index

↑ An overweight position in Micron Technology, Inc. contributed as artificial intelligence growth drove demand for the company’s high-bandwidth memory chips

↑ An overweight position in Interactive Brokers Group, Inc. helped as its shares rose on the back of strong customer growth, and rising demand and trade volumes

↑ An overweight position in Charles Schwab Corp. contributed as strong client activity, new client growth and successful integration with TD Ameritrade helped

↑ Among sectors, stock selections in the financials, information technology, and energy sectors contributed to performance relative to the Index

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 1000® Value Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,004,340	$1,005,544	$1,003,827
12/15	$991,230	$984,904	$982,239
1/16	$942,000	$929,331	$931,485
2/16	$925,432	$929,032	$931,249
3/16	$982,236	$994,441	$998,332
4/16	$992,176	$1,000,604	$1,019,303
5/16	$1,003,064	$1,018,505	$1,035,135
6/16	$1,007,324	$1,020,600	$1,044,086
7/16	$1,024,839	$1,061,104	$1,074,402
8/16	$1,026,732	$1,063,811	$1,082,686
9/16	$1,017,265	$1,065,483	$1,080,430
10/16	$1,000,697	$1,042,431	$1,063,708
11/16	$1,045,667	$1,089,082	$1,124,461
12/16	$1,083,396	$1,110,333	$1,152,564
1/17	$1,089,633	$1,131,232	$1,160,775
2/17	$1,123,220	$1,173,304	$1,202,486
3/17	$1,108,346	$1,174,102	$1,190,237
4/17	$1,115,063	$1,186,547	$1,188,003
5/17	$1,117,462	$1,198,690	$1,186,839
6/17	$1,138,094	$1,209,508	$1,206,240
7/17	$1,149,129	$1,232,313	$1,222,272
8/17	$1,143,371	$1,234,688	$1,208,034
9/17	$1,180,796	$1,264,799	$1,243,814
10/17	$1,207,665	$1,292,400	$1,252,844
11/17	$1,252,767	$1,331,643	$1,291,208
12/17	$1,277,722	$1,344,953	$1,310,057
1/18	$1,333,571	$1,415,846	$1,360,706
2/18	$1,274,808	$1,363,659	$1,295,731
3/18	$1,253,925	$1,336,285	$1,272,937
4/18	$1,269,952	$1,341,363	$1,277,140
5/18	$1,285,006	$1,379,230	$1,284,721
6/18	$1,288,406	$1,388,250	$1,287,903
7/18	$1,347,654	$1,434,321	$1,338,877
8/18	$1,372,908	$1,484,691	$1,358,666
9/18	$1,381,649	$1,487,149	$1,361,360
10/18	$1,307,346	$1,377,646	$1,290,868
11/18	$1,328,229	$1,405,238	$1,329,407
12/18	$1,204,879	$1,274,453	$1,201,750
1/19	$1,287,412	$1,383,845	$1,295,288
2/19	$1,335,844	$1,432,513	$1,336,674
3/19	$1,359,566	$1,453,431	$1,345,172
4/19	$1,406,516	$1,511,469	$1,392,887
5/19	$1,323,489	$1,413,659	$1,303,329
6/19	$1,409,481	$1,512,950	$1,396,888
7/19	$1,430,238	$1,535,440	$1,408,466
8/19	$1,411,458	$1,504,139	$1,367,050
9/19	$1,448,030	$1,530,538	$1,415,823
10/19	$1,472,246	$1,563,486	$1,435,613
11/19	$1,523,643	$1,622,917	$1,479,997
12/19	$1,567,005	$1,669,777	$1,520,711
1/20	$1,541,949	$1,667,953	$1,487,995
2/20	$1,389,608	$1,531,392	$1,343,888
3/20	$1,161,097	$1,320,798	$1,114,225
4/20	$1,289,384	$1,495,725	$1,239,489
5/20	$1,347,013	$1,575,714	$1,281,964
6/20	$1,339,997	$1,611,738	$1,273,455
7/20	$1,385,098	$1,703,258	$1,323,799
8/20	$1,456,257	$1,826,649	$1,378,538
9/20	$1,419,675	$1,760,139	$1,344,676
10/20	$1,407,147	$1,722,150	$1,327,004
11/20	$1,577,528	$1,931,655	$1,505,504
12/20	$1,639,790	$2,018,556	$1,563,225
1/21	$1,617,397	$2,009,578	$1,548,908
2/21	$1,703,407	$2,072,392	$1,642,513
3/21	$1,785,346	$2,146,672	$1,739,166
4/21	$1,863,722	$2,257,331	$1,808,717
5/21	$1,887,133	$2,267,636	$1,850,940
6/21	$1,881,535	$2,323,553	$1,829,744
7/21	$1,911,053	$2,362,846	$1,844,368
8/21	$1,967,036	$2,430,229	$1,880,945
9/21	$1,890,187	$2,321,190	$1,815,473
10/21	$2,017,929	$2,478,159	$1,907,658
11/21	$1,962,964	$2,440,439	$1,840,432
12/21	$2,069,697	$2,536,540	$1,956,538
1/22	$2,009,907	$2,387,300	$1,910,963
2/22	$1,972,004	$2,327,165	$1,888,787
3/22	$1,996,561	$2,402,650	$1,942,106
4/22	$1,866,838	$2,187,030	$1,832,564
5/22	$1,914,349	$2,184,098	$1,868,188
6/22	$1,771,280	$2,001,379	$1,704,961
7/22	$1,887,124	$2,189,145	$1,818,021
8/22	$1,805,980	$2,107,447	$1,763,852
9/22	$1,667,182	$1,912,026	$1,609,185
10/22	$1,842,281	$2,068,823	$1,774,175
11/22	$1,957,591	$2,176,808	$1,885,046
12/22	$1,872,280	$2,049,348	$1,809,057
1/23	$1,960,915	$2,190,493	$1,902,803
2/23	$1,891,977	$2,139,295	$1,835,712
3/23	$1,867,356	$2,196,498	$1,827,258
4/23	$1,912,221	$2,219,900	$1,854,790
5/23	$1,830,151	$2,228,537	$1,783,254
6/23	$1,927,541	$2,380,714	$1,901,711
7/23	$2,002,497	$2,466,055	$1,968,584
8/23	$1,952,709	$2,418,451	$1,915,439
9/23	$1,869,545	$2,303,250	$1,841,523
10/23	$1,803,889	$2,242,193	$1,776,551
11/23	$1,937,936	$2,451,274	$1,910,591
12/23	$2,053,185	$2,581,294	$2,016,424
1/24	$2,047,521	$2,609,902	$2,018,512
2/24	$2,140,977	$2,751,177	$2,092,974
3/24	$2,261,052	$2,839,923	$2,197,612
4/24	$2,201,581	$2,714,962	$2,103,739
5/24	$2,278,611	$2,843,236	$2,170,428
6/24	$2,271,248	$2,931,255	$2,150,012
7/24	$2,328,454	$2,985,744	$2,259,924
8/24	$2,384,527	$3,050,740	$2,320,547
9/24	$2,420,776	$3,113,847	$2,352,756
10/24	$2,381,128	$3,090,980	$2,326,862
11/24	$2,531,223	$3,296,605	$2,475,452
12/24	$2,355,153	$3,195,843	$2,306,150
1/25	$2,476,413	$3,296,730	$2,412,890
2/25	$2,429,910	$3,233,552	$2,422,687
3/25	$2,343,380	$3,044,937	$2,355,404
4/25	$2,245,077	$3,024,509	$2,283,614
5/25	$2,340,437	$3,216,220	$2,363,804
6/25	$2,432,853	$3,379,614	$2,444,605
7/25	$2,454,044	$3,454,041	$2,458,642
8/25	$2,509,965	$3,533,974	$2,537,000
9/25	$2,565,886	$3,655,937	$2,574,897
10/25	$2,596,495	$3,734,291	$2,586,266

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.04%	13.03%	10.00%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 1000® Value Index	11.15%	14.27%	9.96%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$837,952,985
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	72
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	42%
Total Advisory Fees Paid	$5,124,259

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Value Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Real Estate	1.7%
Consumer Staples	4.8%
Materials	5.2%
Utilities	5.8%
Communication Services	6.8%
Energy	6.8%
Information Technology	9.1%
Consumer Discretionary	9.1%
Health Care	14.4%
Industrials	15.0%
Financials	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Chevron Corp.	3.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Charles Schwab Corp.	3.1%
Micron Technology, Inc.	2.9%
Home Depot, Inc.	2.9%
PNC Financial Services Group, Inc.	2.4%
3M Co.	2.4%
Parker-Hannifin Corp.	2.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EITVX-TSR-AR

Eaton Vance Emerging and Frontier Countries Equity Fund

Class A EACOX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.40%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↓ Zero-weights to Columbian and Hungarian equities detracted from performance as both markets rallied along with most Emerging Market (EM) equities

↓ An underweight to Egyptian equities detracted from performance. The position was sold before the end of the period

↑ An overweight to Greek equities contributed to relative performance due to positive progress on a robust reform agenda

↑ An out-of-Index allocation to Cyprus equities aided performance due to continued business friendly and pro-growth policies

↑ An overweight to South Korean equities contributed to performance as the newly elected President looked to improve corporate governance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,165	$9,610	$9,467	$9,378	$9,557
12/15	$9,051	$9,396	$9,408	$9,288	$9,528
1/16	$8,498	$8,786	$8,842	$8,806	$8,876
2/16	$8,431	$8,772	$9,048	$8,909	$9,186
3/16	$9,006	$9,933	$9,788	$10,123	$9,438
4/16	$9,018	$9,987	$10,060	$10,375	$9,727
5/16	$9,040	$9,614	$9,877	$9,894	$9,824
6/16	$9,334	$9,998	$9,830	$10,144	$9,483
7/16	$9,638	$10,501	$10,133	$10,644	$9,600
8/16	$9,830	$10,762	$10,114	$10,723	$9,491
9/16	$10,045	$10,901	$10,225	$10,685	$9,734
10/16	$9,988	$10,927	$10,280	$10,842	$9,695
11/16	$9,751	$10,424	$9,831	$10,088	$9,523
12/16	$9,796	$10,447	$10,116	$10,398	$9,782
1/17	$10,204	$11,018	$10,631	$10,765	$10,433
2/17	$10,407	$11,356	$10,726	$10,996	$10,395
3/17	$10,736	$11,642	$10,956	$11,197	$10,652
4/17	$10,962	$11,897	$11,167	$11,498	$10,776
5/17	$11,359	$12,249	$11,572	$11,842	$11,236
6/17	$11,461	$12,372	$11,618	$11,863	$11,305
7/17	$11,789	$13,110	$12,002	$12,397	$11,543
8/17	$11,914	$13,402	$12,345	$12,647	$11,969
9/17	$11,970	$13,349	$12,374	$12,450	$12,213
10/17	$12,401	$13,817	$12,509	$12,568	$12,363
11/17	$12,480	$13,845	$12,522	$12,448	$12,507
12/17	$12,854	$14,342	$13,068	$13,145	$12,898
1/18	$13,692	$15,537	$13,905	$14,074	$13,637
2/18	$13,137	$14,820	$13,524	$13,512	$13,434
3/18	$13,329	$14,545	$13,511	$13,365	$13,556
4/18	$13,057	$14,481	$13,332	$13,432	$13,129
5/18	$12,571	$13,967	$12,241	$12,471	$11,919
6/18	$12,129	$13,387	$11,872	$12,160	$11,497
7/18	$12,321	$13,681	$12,315	$12,623	$11,918
8/18	$11,948	$13,311	$11,778	$12,202	$11,275
9/18	$11,812	$13,241	$11,768	$12,188	$11,269
10/18	$10,985	$12,088	$11,221	$11,487	$10,871
11/18	$11,279	$12,586	$11,456	$11,718	$11,106
12/18	$10,956	$12,252	$11,185	$11,507	$10,781
1/19	$11,631	$13,325	$11,936	$12,505	$11,294
2/19	$11,701	$13,355	$11,943	$12,420	$11,385
3/19	$11,771	$13,467	$11,980	$12,347	$11,522
4/19	$11,817	$13,751	$12,096	$12,563	$11,542
5/19	$11,387	$12,753	$11,969	$12,029	$11,792
6/19	$12,027	$13,549	$12,415	$12,649	$12,063
7/19	$11,876	$13,383	$12,534	$12,573	$12,365
8/19	$11,363	$12,731	$12,008	$11,718	$12,168
9/19	$11,445	$12,974	$11,998	$11,928	$11,930
10/19	$11,759	$13,521	$12,213	$12,258	$12,027
11/19	$11,771	$13,502	$12,262	$12,190	$12,192
12/19	$12,307	$14,509	$12,907	$12,943	$12,721
1/20	$11,881	$13,833	$12,645	$12,424	$12,714
2/20	$11,348	$13,104	$11,676	$11,252	$11,966
3/20	$9,014	$11,085	$9,061	$8,682	$9,338
4/20	$9,701	$12,100	$9,824	$9,559	$9,967
5/20	$10,009	$12,193	$10,232	$9,807	$10,538
6/20	$10,388	$13,090	$10,523	$10,200	$10,715
7/20	$10,779	$14,259	$10,758	$10,726	$10,641
8/20	$11,300	$14,575	$11,243	$10,809	$11,518
9/20	$11,289	$14,341	$11,066	$10,388	$11,603
10/20	$11,383	$14,636	$11,037	$10,224	$11,725
11/20	$12,675	$15,990	$12,079	$11,737	$12,205
12/20	$13,930	$17,166	$12,898	$12,658	$12,903
1/21	$14,072	$17,692	$12,857	$12,529	$12,951
2/21	$14,309	$17,827	$12,948	$12,690	$12,968
3/21	$14,238	$17,558	$12,955	$12,666	$13,006
4/21	$14,665	$17,995	$13,508	$12,881	$13,896
5/21	$15,209	$18,412	$14,054	$13,407	$14,454
6/21	$15,375	$18,444	$14,137	$13,206	$14,840
7/21	$15,127	$17,203	$14,010	$13,011	$14,793
8/21	$15,423	$17,653	$14,616	$13,814	$15,161
9/21	$15,008	$16,952	$14,451	$13,338	$15,340
10/21	$15,387	$17,119	$14,935	$13,695	$15,956
11/21	$15,292	$16,421	$14,237	$13,045	$15,221
12/21	$15,749	$16,729	$14,557	$13,437	$15,448
1/22	$15,579	$16,413	$14,486	$13,780	$14,904
2/22	$15,033	$15,922	$14,075	$13,605	$14,248
3/22	$14,766	$15,562	$14,270	$14,002	$14,228
4/22	$14,256	$14,697	$13,660	$13,184	$13,842
5/22	$14,487	$14,761	$13,239	$13,211	$12,960
6/22	$13,358	$13,781	$12,137	$11,718	$12,268
7/22	$13,383	$13,747	$12,359	$12,000	$12,421
8/22	$13,722	$13,804	$12,489	$12,035	$12,645
9/22	$12,533	$12,186	$11,375	$11,003	$11,475
10/22	$12,752	$11,807	$11,445	$11,612	$10,980
11/22	$13,722	$13,559	$12,287	$12,719	$11,549
12/22	$13,413	$13,368	$12,131	$12,582	$11,379
1/23	$14,630	$14,424	$12,736	$13,273	$11,892
2/23	$14,374	$13,488	$12,392	$12,883	$11,597
3/23	$14,451	$13,897	$12,481	$12,920	$11,731
4/23	$14,707	$13,739	$12,663	$13,230	$11,791
5/23	$14,669	$13,509	$12,456	$12,883	$11,715
6/23	$15,566	$14,022	$12,886	$13,481	$11,981
7/23	$16,603	$14,894	$13,759	$14,368	$12,815
8/23	$16,091	$13,977	$13,381	$13,708	$12,699
9/23	$15,553	$13,611	$12,950	$13,345	$12,218
10/23	$14,771	$13,083	$12,365	$12,913	$11,509
11/23	$16,116	$14,130	$13,325	$14,001	$12,327
12/23	$16,826	$14,682	$13,853	$14,684	$12,703
1/24	$16,734	$14,000	$13,868	$14,569	$12,829
2/24	$17,569	$14,666	$14,000	$14,838	$12,837
3/24	$17,947	$15,030	$14,286	$14,828	$13,370
4/24	$17,947	$15,097	$14,026	$14,730	$12,971
5/24	$18,000	$15,182	$14,345	$14,848	$13,458
6/24	$18,560	$15,781	$14,385	$14,932	$13,456
7/24	$18,860	$15,828	$14,705	$15,320	$13,706
8/24	$19,095	$16,083	$15,019	$15,668	$13,979
9/24	$19,121	$17,157	$15,288	$16,137	$14,062
10/24	$18,300	$16,394	$14,908	$15,425	$13,983
11/24	$18,469	$15,805	$14,691	$15,098	$13,873
12/24	$18,802	$15,784	$14,667	$15,021	$13,899
1/25	$19,081	$16,066	$15,178	$15,612	$14,320
2/25	$19,254	$16,144	$15,353	$15,682	$14,585
3/25	$19,573	$16,246	$15,798	$16,144	$15,002
4/25	$19,613	$16,459	$15,991	$16,729	$14,825
5/25	$20,875	$17,161	$16,779	$17,270	$15,807
6/25	$21,991	$18,193	$17,651	$18,118	$16,673
7/25	$22,483	$18,548	$18,444	$18,512	$17,809
8/25	$22,975	$18,786	$19,270	$19,006	$18,929
9/25	$23,466	$20,130	$19,766	$19,757	$19,155
10/25	$24,117	$20,971	$20,151	$20,403	$19,276

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	31.72%	16.18%	9.78%
Class A with 5.25% Maximum Sales Charge	24.78%	14.94%	9.19%
MSCI Emerging Markets Index (net of foreign withholding taxes)	27.91%	7.45%	7.68%
Blended IndexFootnote Reference1	35.17%	12.79%	7.25%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	32.27%	14.81%	7.38%
MSCI Frontier Markets Index (net of foreign withholding taxes)	37.85%	10.45%	6.78%
Footnote	Description
Footnote[1]	Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,614,058,686
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	471
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	54%
Total Advisory Fees Paid	$14,947,537

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Reference to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Capital Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Country Allocation (% of total investments)

South Korea
14.7%
Vietnam
13.7%
Greece
10.8%
India
8.0%
Taiwan
6.9%
Chile
6.0%
Argentina
4.5%
United Arab Emirates
4.5%
United States
4.3%
South Africa
4.2%
Other
22.4%

Value	Value
Other	22.4%
South Africa	4.2%
United States	4.3%
United Arab Emirates	4.5%
Argentina	4.5%
Chile	6.0%
Taiwan	6.9%
India	8.0%
Greece	10.8%
Vietnam	13.7%
South Korea	14.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Samsung Electronics Co. Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2%
SK Hynix, Inc.	2.9%
Bank of Cyprus Holdings PLC	2.7%
National Bank of Greece SA	1.8%
Nova Ljubljanska Banka DD, GDR	1.5%
Eurobank Ergasias Services & Holdings SA, Class A	1.5%
Kuwait Finance House KSCP	1.3%
National Bank of Kuwait SAKP	1.3%
Grupo Financiero Galicia SA, ADR	1.3%
Total	23.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EACOX-TSR-AR

Eaton Vance Emerging and Frontier Countries Equity Fund

Class I EICOX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.15%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↓ Zero-weights to Columbian and Hungarian equities detracted from performance as both markets rallied along with most Emerging Market (EM) equities

↓ An underweight to Egyptian equities detracted from performance. The position was sold before the end of the period

↑ An overweight to Greek equities contributed to relative performance due to positive progress on a robust reform agenda

↑ An out-of-Index allocation to Cyprus equities aided performance due to continued business friendly and pro-growth policies

↑ An overweight to South Korean equities contributed to performance as the newly elected President looked to improve corporate governance

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$967,404	$960,992	$946,723	$937,794	$955,652
12/15	$955,471	$939,570	$940,755	$928,772	$952,797
1/16	$897,095	$878,616	$884,190	$880,625	$887,611
2/16	$891,138	$877,179	$904,830	$890,946	$918,649
3/16	$951,897	$993,254	$978,846	$1,012,298	$943,816
4/16	$953,089	$998,652	$1,005,981	$1,037,477	$972,669
5/16	$955,471	$961,400	$987,734	$989,412	$982,446
6/16	$986,447	$999,824	$983,026	$1,014,383	$948,284
7/16	$1,019,805	$1,050,137	$1,013,308	$1,064,353	$959,995
8/16	$1,040,058	$1,076,236	$1,011,367	$1,072,344	$949,108
9/16	$1,062,694	$1,090,074	$1,022,476	$1,068,454	$973,402
10/16	$1,056,737	$1,092,674	$1,028,001	$1,084,249	$969,532
11/16	$1,031,718	$1,042,377	$983,069	$1,008,767	$952,274
12/16	$1,037,822	$1,044,678	$1,011,552	$1,039,777	$978,182
1/17	$1,080,965	$1,101,846	$1,063,085	$1,076,462	$1,043,338
2/17	$1,102,536	$1,135,576	$1,072,567	$1,099,594	$1,039,529
3/17	$1,137,290	$1,164,242	$1,095,610	$1,119,709	$1,065,178
4/17	$1,161,258	$1,189,731	$1,116,690	$1,149,774	$1,077,567
5/17	$1,203,202	$1,224,905	$1,157,241	$1,184,168	$1,123,593
6/17	$1,215,187	$1,237,235	$1,161,823	$1,186,267	$1,130,499
7/17	$1,249,940	$1,310,986	$1,200,210	$1,239,657	$1,154,324
8/17	$1,263,123	$1,340,228	$1,234,453	$1,264,721	$1,196,853
9/17	$1,269,115	$1,334,899	$1,237,434	$1,244,985	$1,221,311
10/17	$1,315,853	$1,381,695	$1,250,892	$1,256,804	$1,236,280
11/17	$1,324,242	$1,384,469	$1,252,186	$1,244,765	$1,250,681
12/17	$1,363,789	$1,434,167	$1,306,829	$1,314,480	$1,289,790
1/18	$1,453,670	$1,553,699	$1,390,491	$1,407,433	$1,363,724
2/18	$1,394,948	$1,482,044	$1,352,366	$1,351,214	$1,343,414
3/18	$1,415,321	$1,454,487	$1,351,124	$1,336,501	$1,355,576
4/18	$1,386,559	$1,448,052	$1,333,228	$1,343,167	$1,312,905
5/18	$1,335,027	$1,396,742	$1,224,093	$1,247,105	$1,191,860
6/18	$1,288,289	$1,338,712	$1,187,170	$1,216,029	$1,149,658
7/18	$1,308,662	$1,368,119	$1,231,513	$1,262,301	$1,191,796
8/18	$1,270,313	$1,331,127	$1,177,794	$1,220,231	$1,127,541
9/18	$1,254,734	$1,324,062	$1,176,802	$1,218,847	$1,126,922
10/18	$1,167,250	$1,208,759	$1,122,131	$1,148,669	$1,087,099
11/18	$1,198,409	$1,258,572	$1,145,585	$1,171,806	$1,110,645
12/18	$1,164,959	$1,225,231	$1,118,499	$1,150,690	$1,078,140
1/19	$1,237,769	$1,332,509	$1,193,593	$1,250,478	$1,129,413
2/19	$1,243,939	$1,335,505	$1,194,319	$1,241,993	$1,138,451
3/19	$1,252,578	$1,346,713	$1,198,034	$1,234,688	$1,152,229
4/19	$1,257,514	$1,375,064	$1,209,560	$1,256,323	$1,154,210
5/19	$1,213,087	$1,275,287	$1,196,914	$1,202,901	$1,179,154
6/19	$1,280,961	$1,354,880	$1,241,516	$1,264,906	$1,206,254
7/19	$1,264,918	$1,338,312	$1,253,368	$1,257,314	$1,236,524
8/19	$1,209,385	$1,273,060	$1,200,776	$1,171,820	$1,216,833
9/19	$1,219,258	$1,297,363	$1,199,797	$1,192,817	$1,193,046
10/19	$1,252,578	$1,352,069	$1,221,268	$1,225,832	$1,202,727
11/19	$1,255,046	$1,350,208	$1,226,222	$1,219,026	$1,219,161
12/19	$1,311,578	$1,450,941	$1,290,716	$1,294,309	$1,272,116
1/20	$1,266,265	$1,383,306	$1,264,477	$1,242,447	$1,271,366
2/20	$1,209,623	$1,310,360	$1,167,610	$1,125,153	$1,196,601
3/20	$961,656	$1,108,534	$906,074	$868,205	$933,805
4/20	$1,035,920	$1,210,047	$982,381	$955,931	$996,736
5/20	$1,067,388	$1,219,341	$1,023,221	$980,658	$1,053,827
6/20	$1,108,926	$1,308,974	$1,052,347	$1,020,039	$1,071,502
7/20	$1,150,463	$1,425,946	$1,075,838	$1,072,630	$1,064,096
8/20	$1,207,105	$1,457,466	$1,124,325	$1,080,915	$1,151,791
9/20	$1,205,847	$1,434,089	$1,106,608	$1,038,831	$1,160,335
10/20	$1,215,916	$1,463,636	$1,103,680	$1,022,429	$1,172,516
11/20	$1,354,375	$1,599,004	$1,207,892	$1,173,686	$1,220,477
12/20	$1,488,087	$1,716,552	$1,289,817	$1,265,795	$1,290,254
1/21	$1,503,208	$1,769,178	$1,285,693	$1,252,938	$1,295,109
2/21	$1,529,668	$1,782,710	$1,294,770	$1,268,975	$1,296,819
3/21	$1,523,368	$1,755,786	$1,295,470	$1,266,610	$1,300,638
4/21	$1,567,469	$1,799,501	$1,350,775	$1,288,073	$1,389,648
5/21	$1,626,690	$1,841,232	$1,405,443	$1,340,669	$1,445,388
6/21	$1,644,330	$1,844,406	$1,413,708	$1,320,639	$1,483,982
7/21	$1,619,130	$1,720,280	$1,401,022	$1,301,144	$1,479,257
8/21	$1,650,630	$1,765,309	$1,461,644	$1,381,371	$1,516,060
9/21	$1,606,530	$1,695,154	$1,445,108	$1,333,786	$1,533,982
10/21	$1,648,110	$1,711,873	$1,493,486	$1,369,505	$1,595,608
11/21	$1,638,030	$1,642,109	$1,423,657	$1,304,538	$1,522,094
12/21	$1,687,805	$1,672,920	$1,455,671	$1,343,706	$1,544,849
1/22	$1,669,685	$1,641,254	$1,448,568	$1,377,974	$1,490,376
2/22	$1,611,440	$1,592,196	$1,407,491	$1,360,462	$1,424,791
3/22	$1,582,965	$1,556,235	$1,427,035	$1,400,179	$1,422,765
4/22	$1,528,603	$1,469,668	$1,366,007	$1,318,376	$1,384,196
5/22	$1,553,195	$1,476,139	$1,323,922	$1,321,139	$1,296,005
6/22	$1,432,822	$1,378,050	$1,213,736	$1,171,757	$1,226,820
7/22	$1,435,411	$1,374,664	$1,235,890	$1,199,973	$1,242,062
8/22	$1,472,947	$1,380,403	$1,248,865	$1,203,470	$1,264,524
9/22	$1,344,808	$1,218,576	$1,137,546	$1,100,344	$1,147,451
10/22	$1,369,400	$1,180,741	$1,144,468	$1,161,188	$1,097,967
11/22	$1,472,947	$1,355,866	$1,228,727	$1,271,943	$1,154,912
12/22	$1,440,838	$1,336,808	$1,213,051	$1,258,220	$1,137,905
1/23	$1,572,196	$1,442,364	$1,273,647	$1,327,255	$1,189,155
2/23	$1,544,830	$1,348,838	$1,239,156	$1,288,259	$1,159,687
3/23	$1,554,408	$1,389,691	$1,248,122	$1,291,976	$1,173,125
4/23	$1,580,406	$1,373,942	$1,266,326	$1,323,045	$1,179,134
5/23	$1,577,670	$1,350,865	$1,245,632	$1,288,322	$1,171,541
6/23	$1,674,820	$1,402,157	$1,288,609	$1,348,053	$1,198,065
7/23	$1,787,022	$1,489,443	$1,375,900	$1,436,780	$1,281,527
8/23	$1,730,921	$1,397,693	$1,338,082	$1,370,803	$1,269,927
9/23	$1,673,452	$1,361,140	$1,294,984	$1,334,464	$1,221,785
10/23	$1,589,985	$1,308,253	$1,236,456	$1,291,287	$1,150,878
11/23	$1,735,026	$1,412,953	$1,332,505	$1,400,081	$1,232,715
12/23	$1,812,158	$1,468,191	$1,385,323	$1,468,437	$1,270,255
1/24	$1,802,393	$1,400,018	$1,386,790	$1,456,881	$1,282,942
2/24	$1,893,071	$1,466,620	$1,400,000	$1,483,818	$1,283,662
3/24	$1,934,922	$1,502,962	$1,428,587	$1,482,805	$1,336,962
4/24	$1,934,922	$1,509,687	$1,402,587	$1,473,042	$1,297,100
5/24	$1,940,502	$1,518,214	$1,434,534	$1,484,796	$1,345,838
6/24	$2,001,884	$1,578,098	$1,438,508	$1,493,244	$1,345,636
7/24	$2,033,970	$1,582,794	$1,470,534	$1,532,000	$1,370,630
8/24	$2,060,476	$1,608,349	$1,501,877	$1,566,798	$1,397,924
9/24	$2,063,266	$1,715,747	$1,528,832	$1,613,749	$1,406,213
10/24	$1,975,378	$1,639,442	$1,490,773	$1,542,535	$1,398,254
11/24	$1,993,514	$1,580,536	$1,469,123	$1,509,776	$1,387,338
12/24	$2,029,603	$1,578,366	$1,466,739	$1,502,099	$1,389,889
1/25	$2,060,916	$1,606,572	$1,517,819	$1,561,240	$1,431,972
2/25	$2,080,842	$1,614,355	$1,535,300	$1,568,233	$1,458,544
3/25	$2,115,000	$1,624,574	$1,579,800	$1,614,400	$1,500,156
4/25	$2,119,270	$1,645,923	$1,599,132	$1,672,901	$1,482,510
5/25	$2,255,905	$1,716,142	$1,677,930	$1,726,997	$1,580,673
6/25	$2,376,885	$1,819,329	$1,765,082	$1,811,774	$1,667,279
7/25	$2,432,393	$1,854,785	$1,844,396	$1,851,180	$1,780,855
8/25	$2,485,054	$1,878,576	$1,927,011	$1,900,576	$1,892,873
9/25	$2,539,139	$2,012,959	$1,976,598	$1,975,650	$1,915,522
10/25	$2,607,457	$2,097,083	$2,015,132	$2,040,268	$1,927,556

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	32.00%	16.47%	10.05%
MSCI Emerging Markets Index (net of foreign withholding taxes)	27.91%	7.45%	7.68%
Blended IndexFootnote Reference1	35.17%	12.79%	7.25%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	32.27%	14.81%	7.38%
MSCI Frontier Markets Index (net of foreign withholding taxes)	37.85%	10.45%	6.78%
Footnote	Description
Footnote[1]	Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,614,058,686
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	471
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	54%
Total Advisory Fees Paid	$14,947,537

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Reference to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Capital Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Country Allocation (% of total investments)

Value	Value
Other	22.4%
South Africa	4.2%
United States	4.3%
United Arab Emirates	4.5%
Argentina	4.5%
Chile	6.0%
Taiwan	6.9%
India	8.0%
Greece	10.8%
Vietnam	13.7%
South Korea	14.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Samsung Electronics Co. Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2%
SK Hynix, Inc.	2.9%
Bank of Cyprus Holdings PLC	2.7%
National Bank of Greece SA	1.8%
Nova Ljubljanska Banka DD, GDR	1.5%
Eurobank Ergasias Services & Holdings SA, Class A	1.5%
Kuwait Finance House KSCP	1.3%
National Bank of Kuwait SAKP	1.3%
Grupo Financiero Galicia SA, ADR	1.3%
Total	23.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EICOX-TSR-AR

Eaton Vance Emerging Markets Local Income Fund

Class A EEIAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.17%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An out-of-Index allocation to the Nigerian naira aided performance due to reform progress and fiscal improvements

↑ An out-of-Index allocation to Uzbekistani local bonds helped performance due to continued reforms and privatizing progress

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight to the Malaysian ringgit detracted from performance as the ringgit was boosted by U.S. dollar weakness

↓ An underweight to the Peruvian sol detracted from performance due to increase in commodity prices and broader support from U.S. dollar weakness

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/15	$10,000	$10,000
11/15	$9,607	$9,784
12/15	$9,493	$9,566
1/16	$9,331	$9,599
2/16	$9,485	$9,738
3/16	$10,383	$10,619
4/16	$10,725	$10,893
5/16	$10,306	$10,300
6/16	$10,873	$10,907
7/16	$10,905	$10,972
8/16	$11,074	$10,977
9/16	$11,258	$11,199
10/16	$11,217	$11,104
11/16	$10,440	$10,323
12/16	$10,664	$10,517
1/17	$10,889	$10,754
2/17	$11,152	$10,947
3/17	$11,416	$11,200
4/17	$11,574	$11,331
5/17	$11,770	$11,553
6/17	$11,855	$11,606
7/17	$12,091	$11,847
8/17	$12,309	$12,059
9/17	$12,359	$12,019
10/17	$12,086	$11,680
11/17	$12,271	$11,877
12/17	$12,380	$12,117
1/18	$12,859	$12,659
2/18	$12,735	$12,527
3/18	$12,886	$12,655
4/18	$12,521	$12,281
5/18	$11,854	$11,670
6/18	$11,525	$11,336
7/18	$11,700	$11,551
8/18	$10,976	$10,848
9/18	$11,073	$11,129
10/18	$10,919	$10,911
11/18	$11,207	$11,218
12/18	$11,341	$11,364
1/19	$12,015	$11,984
2/19	$11,939	$11,853
3/19	$11,817	$11,696
4/19	$11,825	$11,675
5/19	$11,966	$11,710
6/19	$12,698	$12,355
7/19	$12,918	$12,470
8/19	$12,756	$12,140
9/19	$13,003	$12,257
10/19	$13,392	$12,612
11/19	$13,318	$12,383
12/19	$13,909	$12,895
1/20	$13,904	$12,729
2/20	$13,702	$12,295
3/20	$11,639	$10,933
4/20	$12,338	$11,362
5/20	$13,102	$11,950
6/20	$13,285	$12,007
7/20	$13,546	$12,369
8/20	$13,550	$12,329
9/20	$13,319	$12,080
10/20	$13,350	$12,131
11/20	$14,072	$12,797
12/20	$14,559	$13,242
1/21	$14,401	$13,100
2/21	$13,996	$12,749
3/21	$13,425	$12,358
4/21	$13,762	$12,637
5/21	$14,074	$12,953
6/21	$13,966	$12,795
7/21	$13,913	$12,741
8/21	$14,119	$12,839
9/21	$13,662	$12,398
10/21	$13,492	$12,234
11/21	$13,234	$11,899
12/21	$13,447	$12,084
1/22	$13,334	$12,083
2/22	$12,641	$11,479
3/22	$12,219	$11,303
4/22	$11,763	$10,622
5/22	$11,863	$10,809
6/22	$11,325	$10,328
7/22	$11,165	$10,358
8/22	$11,182	$10,344
9/22	$10,613	$9,840
10/22	$10,730	$9,753
11/22	$11,582	$10,446
12/22	$11,836	$10,672
1/23	$12,399	$11,130
2/23	$12,005	$10,778
3/23	$12,545	$11,223
4/23	$12,739	$11,319
5/23	$12,581	$11,141
6/23	$13,030	$11,504
7/23	$13,303	$11,835
8/23	$12,921	$11,517
9/23	$12,404	$11,129
10/23	$12,290	$11,070
11/23	$12,998	$11,654
12/23	$13,449	$12,027
1/24	$13,218	$11,844
2/24	$13,215	$11,776
3/24	$13,406	$11,773
4/24	$13,051	$11,521
5/24	$13,443	$11,707
6/24	$13,202	$11,581
7/24	$13,521	$11,844
8/24	$13,923	$12,208
9/24	$14,368	$12,622
10/24	$13,624	$12,040
11/24	$13,539	$11,972
12/24	$13,284	$11,741
1/25	$13,703	$11,982
2/25	$13,828	$12,061
3/25	$13,997	$12,247
4/25	$14,472	$12,645
5/25	$14,775	$12,823
6/25	$15,247	$13,181
7/25	$15,053	$13,082
8/25	$15,487	$13,364
9/25	$15,789	$13,550
10/25	$15,992	$13,613

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	17.44%	3.69%	5.16%
Class A with 3.25% Maximum Sales Charge	13.63%	3.00%	4.80%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,283,781,872
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	971
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	93%
Total Advisory Fees Paid	$5,969,156

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Emerging Markets Local Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Sovereign Government Bonds
69.1%
Short-Term Investments
23.3%
Foreign Corporate Bonds
5.4%
Credit Linked Notes
1.6%
Other†
0.6%

Value	Value
OtherFootnote Reference†	0.6%
Credit Linked Notes	1.6%
Foreign Corporate Bonds	5.4%
Short-Term Investments	23.3%
Sovereign Government Bonds	69.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	11.6%
Malaysia	11.2%
China	10.8%
Mexico	9.9%
Egypt	8.9%
Thailand	8.3%
Brazil	7.8%
Poland	7.6%
South Africa	7.4%
Indonesia	6.6%
Other	46.4%
Total Long Exposure	136.5%
Euro	(0.7)%
Total Short Exposure	(0.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EEIAX-TSR-AR

Eaton Vance Emerging Markets Local Income Fund

Class C EEICX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.92%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An out-of-Index allocation to the Nigerian naira aided performance due to reform progress and fiscal improvements

↑ An out-of-Index allocation to Uzbekistani local bonds helped performance due to continued reforms and privatizing progress

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight to the Malaysian ringgit detracted from performance as the ringgit was boosted by U.S. dollar weakness

↓ An underweight to the Peruvian sol detracted from performance due to increase in commodity prices and broader support from U.S. dollar weakness

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/15	$10,000	$10,000
11/15	$9,920	$9,784
12/15	$9,794	$9,566
1/16	$9,635	$9,599
2/16	$9,766	$9,738
3/16	$10,691	$10,619
4/16	$11,030	$10,893
5/16	$10,610	$10,300
6/16	$11,178	$10,907
7/16	$11,217	$10,972
8/16	$11,379	$10,977
9/16	$11,560	$11,199
10/16	$11,513	$11,104
11/16	$10,719	$10,323
12/16	$10,922	$10,517
1/17	$11,145	$10,754
2/17	$11,423	$10,947
3/17	$11,685	$11,200
4/17	$11,820	$11,331
5/17	$12,012	$11,553
6/17	$12,111	$11,606
7/17	$12,343	$11,847
8/17	$12,557	$12,059
9/17	$12,601	$12,019
10/17	$12,319	$11,680
11/17	$12,499	$11,877
12/17	$12,603	$12,117
1/18	$13,079	$12,659
2/18	$12,946	$12,527
3/18	$13,092	$12,655
4/18	$12,719	$12,281
5/18	$12,022	$11,670
6/18	$11,686	$11,336
7/18	$11,856	$11,551
8/18	$11,104	$10,848
9/18	$11,216	$11,129
10/18	$11,035	$10,911
11/18	$11,338	$11,218
12/18	$11,445	$11,364
1/19	$12,135	$11,984
2/19	$12,053	$11,853
3/19	$11,925	$11,696
4/19	$11,927	$11,675
5/19	$12,039	$11,710
6/19	$12,785	$12,355
7/19	$12,998	$12,470
8/19	$12,830	$12,140
9/19	$13,069	$12,257
10/19	$13,449	$12,612
11/19	$13,369	$12,383
12/19	$13,973	$12,895
1/20	$13,961	$12,729
2/20	$13,729	$12,295
3/20	$11,654	$10,933
4/20	$12,365	$11,362
5/20	$13,116	$11,950
6/20	$13,290	$12,007
7/20	$13,541	$12,369
8/20	$13,538	$12,329
9/20	$13,304	$12,080
10/20	$13,328	$12,131
11/20	$14,033	$12,797
12/20	$14,506	$13,242
1/21	$14,317	$13,100
2/21	$13,938	$12,749
3/21	$13,342	$12,358
4/21	$13,666	$12,637
5/21	$13,993	$12,953
6/21	$13,880	$12,795
7/21	$13,794	$12,741
8/21	$14,017	$12,839
9/21	$13,534	$12,398
10/21	$13,390	$12,234
11/21	$13,102	$11,899
12/21	$13,304	$12,084
1/22	$13,187	$12,083
2/22	$12,504	$11,479
3/22	$12,057	$11,303
4/22	$11,606	$10,622
5/22	$11,728	$10,809
6/22	$11,167	$10,328
7/22	$11,006	$10,358
8/22	$11,018	$10,344
9/22	$10,427	$9,840
10/22	$10,537	$9,753
11/22	$11,392	$10,446
12/22	$11,634	$10,672
1/23	$12,174	$11,130
2/23	$11,753	$10,778
3/23	$12,304	$11,223
4/23	$12,487	$11,319
5/23	$12,328	$11,141
6/23	$12,757	$11,504
7/23	$13,014	$11,835
8/23	$12,638	$11,517
9/23	$12,131	$11,129
10/23	$11,979	$11,070
11/23	$12,693	$11,654
12/23	$13,121	$12,027
1/24	$12,891	$11,844
2/24	$12,881	$11,776
3/24	$13,021	$11,773
4/24	$12,710	$11,521
5/24	$13,042	$11,707
6/24	$12,842	$11,581
7/24	$13,102	$11,844
8/24	$13,520	$12,208
9/24	$13,941	$12,622
10/24	$13,220	$12,040
11/24	$13,092	$11,972
12/24	$12,841	$11,741
1/25	$13,276	$11,982
2/25	$13,389	$12,061
3/25	$13,502	$12,247
4/25	$13,990	$12,645
5/25	$14,273	$12,823
6/25	$14,715	$13,181
7/25	$14,522	$13,082
8/25	$14,927	$13,364
9/25	$15,206	$13,550
10/25	$15,596	$13,613

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	16.48%	2.93%	4.54%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	15.48%	2.93%	4.54%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,283,781,872
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	971
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	93%
Total Advisory Fees Paid	$5,969,156

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Emerging Markets Local Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Credit Linked Notes	1.6%
Foreign Corporate Bonds	5.4%
Short-Term Investments	23.3%
Sovereign Government Bonds	69.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	11.6%
Malaysia	11.2%
China	10.8%
Mexico	9.9%
Egypt	8.9%
Thailand	8.3%
Brazil	7.8%
Poland	7.6%
South Africa	7.4%
Indonesia	6.6%
Other	46.4%
Total Long Exposure	136.5%
Euro	(0.7)%
Total Short Exposure	(0.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EEICX-TSR-AR

Eaton Vance Emerging Markets Local Income Fund

Class I EEIIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.92%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An out-of-Index allocation to the Nigerian naira aided performance due to reform progress and fiscal improvements

↑ An out-of-Index allocation to Uzbekistani local bonds helped performance due to continued reforms and privatizing progress

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight to the Malaysian ringgit detracted from performance as the ringgit was boosted by U.S. dollar weakness

↓ An underweight to the Peruvian sol detracted from performance due to increase in commodity prices and broader support from U.S. dollar weakness

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/15	$1,000,000	$1,000,000
11/15	$993,377	$978,376
12/15	$980,493	$956,575
1/16	$965,872	$959,898
2/16	$980,569	$973,757
3/16	$1,073,857	$1,061,944
4/16	$1,109,670	$1,089,263
5/16	$1,066,817	$1,030,040
6/16	$1,125,948	$1,090,684
7/16	$1,129,793	$1,097,248
8/16	$1,147,794	$1,097,689
9/16	$1,167,160	$1,119,898
10/16	$1,163,218	$1,110,429
11/16	$1,082,913	$1,032,348
12/16	$1,106,367	$1,051,670
1/17	$1,128,162	$1,075,352
2/17	$1,157,561	$1,094,729
3/17	$1,185,328	$1,120,047
4/17	$1,202,007	$1,133,129
5/17	$1,220,705	$1,155,343
6/17	$1,231,851	$1,160,631
7/17	$1,256,633	$1,184,702
8/17	$1,279,637	$1,205,945
9/17	$1,285,176	$1,201,850
10/17	$1,257,100	$1,167,972
11/17	$1,276,624	$1,187,650
12/17	$1,288,296	$1,211,661
1/18	$1,338,512	$1,265,930
2/18	$1,325,866	$1,252,712
3/18	$1,341,936	$1,265,505
4/18	$1,304,272	$1,228,083
5/18	$1,235,100	$1,166,961
6/18	$1,201,090	$1,133,617
7/18	$1,219,695	$1,155,099
8/18	$1,142,370	$1,084,798
9/18	$1,154,852	$1,112,927
10/18	$1,139,133	$1,091,121
11/18	$1,169,382	$1,121,755
12/18	$1,183,660	$1,136,403
1/19	$1,254,345	$1,198,420
2/19	$1,246,699	$1,185,321
3/19	$1,234,300	$1,169,593
4/19	$1,235,422	$1,167,542
5/19	$1,250,444	$1,170,993
6/19	$1,327,237	$1,235,509
7/19	$1,350,637	$1,246,967
8/19	$1,334,001	$1,214,047
9/19	$1,360,205	$1,225,719
10/19	$1,401,174	$1,261,234
11/19	$1,393,825	$1,238,311
12/19	$1,456,007	$1,289,503
1/20	$1,455,908	$1,272,910
2/20	$1,435,101	$1,229,507
3/20	$1,219,350	$1,093,342
4/20	$1,292,853	$1,136,206
5/20	$1,373,309	$1,195,038
6/20	$1,392,824	$1,200,662
7/20	$1,420,556	$1,236,916
8/20	$1,421,300	$1,232,857
9/20	$1,397,472	$1,208,001
10/20	$1,401,042	$1,213,146
11/20	$1,477,183	$1,279,723
12/20	$1,528,645	$1,324,239
1/21	$1,509,615	$1,310,042
2/21	$1,470,321	$1,274,941
3/21	$1,410,692	$1,235,803
4/21	$1,446,388	$1,263,725
5/21	$1,479,562	$1,295,256
6/21	$1,468,558	$1,279,521
7/21	$1,463,401	$1,274,053
8/21	$1,485,405	$1,283,872
9/21	$1,434,646	$1,239,817
10/21	$1,420,151	$1,223,352
11/21	$1,393,322	$1,189,890
12/21	$1,412,973	$1,208,403
1/22	$1,404,549	$1,208,340
2/22	$1,331,961	$1,147,917
3/22	$1,287,817	$1,130,336
4/22	$1,240,053	$1,062,219
5/22	$1,250,875	$1,080,946
6/22	$1,194,448	$1,032,814
7/22	$1,177,872	$1,035,838
8/22	$1,179,981	$1,034,384
9/22	$1,120,225	$984,007
10/22	$1,129,375	$975,325
11/22	$1,223,142	$1,044,638
12/22	$1,250,309	$1,067,200
1/23	$1,310,057	$1,113,012
2/23	$1,265,129	$1,077,792
3/23	$1,326,112	$1,122,251
4/23	$1,347,004	$1,131,926
5/23	$1,330,653	$1,114,053
6/23	$1,378,474	$1,150,371
7/23	$1,407,609	$1,183,471
8/23	$1,367,538	$1,151,672
9/23	$1,313,063	$1,112,899
10/23	$1,301,305	$1,107,040
11/23	$1,376,617	$1,165,371
12/23	$1,424,638	$1,202,746
1/24	$1,400,459	$1,184,429
2/24	$1,400,459	$1,177,635
3/24	$1,416,851	$1,177,302
4/24	$1,383,633	$1,152,145
5/24	$1,421,255	$1,170,732
6/24	$1,400,207	$1,158,086
7/24	$1,434,370	$1,184,429
8/24	$1,477,315	$1,220,795
9/24	$1,524,933	$1,262,238
10/24	$1,446,283	$1,203,990
11/24	$1,437,506	$1,197,159
12/24	$1,410,803	$1,174,100
1/25	$1,455,691	$1,198,186
2/25	$1,469,253	$1,206,070
3/25	$1,487,604	$1,224,712
4/25	$1,538,423	$1,264,465
5/25	$1,571,015	$1,282,341
6/25	$1,621,513	$1,318,061
7/25	$1,601,182	$1,308,173
8/25	$1,647,602	$1,336,353
9/25	$1,680,014	$1,355,028
10/25	$1,702,970	$1,361,274

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	17.75%	3.98%	5.46%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,283,781,872
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	971
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	93%
Total Advisory Fees Paid	$5,969,156

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Emerging Markets Local Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Credit Linked Notes	1.6%
Foreign Corporate Bonds	5.4%
Short-Term Investments	23.3%
Sovereign Government Bonds	69.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	11.6%
Malaysia	11.2%
China	10.8%
Mexico	9.9%
Egypt	8.9%
Thailand	8.3%
Brazil	7.8%
Poland	7.6%
South Africa	7.4%
Indonesia	6.6%
Other	46.4%
Total Long Exposure	136.5%
Euro	(0.7)%
Total Short Exposure	(0.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EEIIX-TSR-AR

Eaton Vance Floating-Rate Advantage Fund

Advisers Class EVFAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$233	2.27%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Advisers Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,860	$9,964	$9,912
12/15	$9,733	$9,914	$9,808
1/16	$9,641	$10,023	$9,744
2/16	$9,583	$10,094	$9,693
3/16	$9,959	$10,218	$9,960
4/16	$10,206	$10,288	$10,158
5/16	$10,298	$10,296	$10,248
6/16	$10,280	$10,477	$10,250
7/16	$10,453	$10,563	$10,397
8/16	$10,548	$10,575	$10,475
9/16	$10,670	$10,577	$10,566
10/16	$10,793	$10,507	$10,653
11/16	$10,811	$10,271	$10,681
12/16	$10,965	$10,301	$10,805
1/17	$11,035	$10,338	$10,865
2/17	$11,100	$10,418	$10,920
3/17	$11,128	$10,414	$10,928
4/17	$11,177	$10,500	$10,976
5/17	$11,227	$10,581	$11,016
6/17	$11,235	$10,573	$11,011
7/17	$11,307	$10,625	$11,087
8/17	$11,306	$10,717	$11,082
9/17	$11,366	$10,679	$11,126
10/17	$11,440	$10,692	$11,192
11/17	$11,459	$10,676	$11,205
12/17	$11,490	$10,723	$11,250
1/18	$11,617	$10,620	$11,358
2/18	$11,646	$10,519	$11,380
3/18	$11,690	$10,572	$11,412
4/18	$11,744	$10,501	$11,460
5/18	$11,757	$10,559	$11,479
6/18	$11,759	$10,543	$11,492
7/18	$11,870	$10,565	$11,577
8/18	$11,927	$10,618	$11,624
9/18	$12,005	$10,572	$11,704
10/18	$11,998	$10,484	$11,700
11/18	$11,870	$10,531	$11,594
12/18	$11,503	$10,696	$11,299
1/19	$11,833	$10,843	$11,587
2/19	$12,037	$10,855	$11,771
3/19	$11,991	$11,051	$11,751
4/19	$12,200	$11,066	$11,945
5/19	$12,142	$11,236	$11,919
6/19	$12,160	$11,395	$11,948
7/19	$12,253	$11,429	$12,044
8/19	$12,203	$11,687	$12,011
9/19	$12,266	$11,637	$12,067
10/19	$12,189	$11,674	$12,012
11/19	$12,261	$11,672	$12,083
12/19	$12,496	$11,689	$12,276
1/20	$12,568	$11,899	$12,344
2/20	$12,379	$12,077	$12,181
3/20	$10,532	$11,841	$10,674
4/20	$11,019	$12,078	$11,155
5/20	$11,475	$12,191	$11,578
6/20	$11,657	$12,293	$11,710
7/20	$11,877	$12,509	$11,939
8/20	$12,100	$12,437	$12,118
9/20	$12,152	$12,414	$12,194
10/20	$12,182	$12,370	$12,219
11/20	$12,538	$12,531	$12,491
12/20	$12,710	$12,575	$12,659
1/21	$12,873	$12,496	$12,810
2/21	$12,948	$12,334	$12,885
3/21	$12,942	$12,191	$12,885
4/21	$12,998	$12,293	$12,951
5/21	$13,074	$12,340	$13,026
6/21	$13,139	$12,430	$13,074
7/21	$13,131	$12,555	$13,073
8/21	$13,223	$12,547	$13,135
9/21	$13,300	$12,440	$13,219
10/21	$13,315	$12,429	$13,254
11/21	$13,267	$12,444	$13,233
12/21	$13,364	$12,436	$13,318
1/22	$13,380	$12,163	$13,366
2/22	$13,290	$11,998	$13,298
3/22	$13,296	$11,676	$13,304
4/22	$13,266	$11,240	$13,333
5/22	$12,864	$11,302	$12,992
6/22	$12,428	$11,076	$12,710
7/22	$12,800	$11,355	$12,981
8/22	$12,986	$11,060	$13,177
9/22	$12,559	$10,583	$12,877
10/22	$12,700	$10,467	$13,005
11/22	$12,936	$10,857	$13,161
12/22	$12,930	$10,820	$13,215
1/23	$13,357	$11,156	$13,568
2/23	$13,431	$10,882	$13,646
3/23	$13,392	$11,137	$13,642
4/23	$13,543	$11,205	$13,785
5/23	$13,491	$11,089	$13,760
6/23	$13,786	$11,072	$14,071
7/23	$14,006	$11,083	$14,252
8/23	$14,192	$11,016	$14,419
9/23	$14,279	$10,753	$14,558
10/23	$14,213	$10,592	$14,555
11/23	$14,471	$11,068	$14,733
12/23	$14,761	$11,488	$14,976
1/24	$14,848	$11,461	$15,077
2/24	$14,971	$11,323	$15,214
3/24	$15,115	$11,435	$15,343
4/24	$15,166	$11,167	$15,436
5/24	$15,309	$11,352	$15,581
6/24	$15,357	$11,456	$15,635
7/24	$15,471	$11,716	$15,742
8/24	$15,584	$11,889	$15,842
9/24	$15,661	$12,052	$15,955
10/24	$15,799	$11,778	$16,092
11/24	$15,937	$11,902	$16,225
12/24	$16,027	$11,722	$16,317
1/25	$16,116	$11,793	$16,429
2/25	$16,146	$12,037	$16,447
3/25	$15,995	$12,034	$16,395
4/25	$15,958	$12,077	$16,386
5/25	$16,263	$12,015	$16,641
6/25	$16,382	$12,203	$16,775
7/25	$16,453	$12,185	$16,922
8/25	$16,522	$12,331	$16,997
9/25	$16,600	$12,462	$17,072
10/25	$16,636	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Advisers Class	5.29%	6.43%	5.22%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EVFAX-TSR-AR

Eaton Vance Floating-Rate Advantage Fund

Class A EAFAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$233	2.27%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,540	$9,964	$9,912
12/15	$9,407	$9,914	$9,808
1/16	$9,319	$10,023	$9,744
2/16	$9,263	$10,094	$9,693
3/16	$9,626	$10,218	$9,960
4/16	$9,865	$10,288	$10,158
5/16	$9,954	$10,296	$10,248
6/16	$9,947	$10,477	$10,250
7/16	$10,114	$10,563	$10,397
8/16	$10,196	$10,575	$10,475
9/16	$10,323	$10,577	$10,566
10/16	$10,433	$10,507	$10,653
11/16	$10,450	$10,271	$10,681
12/16	$10,599	$10,301	$10,805
1/17	$10,667	$10,338	$10,865
2/17	$10,729	$10,418	$10,920
3/17	$10,756	$10,414	$10,928
4/17	$10,804	$10,500	$10,976
5/17	$10,852	$10,581	$11,016
6/17	$10,860	$10,573	$11,011
7/17	$10,930	$10,625	$11,087
8/17	$10,929	$10,717	$11,082
9/17	$10,987	$10,679	$11,126
10/17	$11,058	$10,692	$11,192
11/17	$11,076	$10,676	$11,205
12/17	$11,116	$10,723	$11,250
1/18	$11,229	$10,620	$11,358
2/18	$11,267	$10,519	$11,380
3/18	$11,299	$10,572	$11,412
4/18	$11,351	$10,501	$11,460
5/18	$11,375	$10,559	$11,479
6/18	$11,377	$10,543	$11,492
7/18	$11,474	$10,565	$11,577
8/18	$11,529	$10,618	$11,624
9/18	$11,604	$10,572	$11,704
10/18	$11,608	$10,484	$11,700
11/18	$11,474	$10,531	$11,594
12/18	$11,129	$10,696	$11,299
1/19	$11,448	$10,843	$11,587
2/19	$11,635	$10,855	$11,771
3/19	$11,601	$11,051	$11,751
4/19	$11,803	$11,066	$11,945
5/19	$11,747	$11,236	$11,919
6/19	$11,754	$11,395	$11,948
7/19	$11,843	$11,429	$12,044
8/19	$11,807	$11,687	$12,011
9/19	$11,856	$11,637	$12,067
10/19	$11,781	$11,674	$12,012
11/19	$11,862	$11,672	$12,083
12/19	$12,089	$11,689	$12,276
1/20	$12,148	$11,899	$12,344
2/20	$11,965	$12,077	$12,181
3/20	$10,180	$11,841	$10,674
4/20	$10,651	$12,078	$11,155
5/20	$11,091	$12,191	$11,578
6/20	$11,268	$12,293	$11,710
7/20	$11,480	$12,509	$11,939
8/20	$11,695	$12,437	$12,118
9/20	$11,746	$12,414	$12,194
10/20	$11,775	$12,370	$12,219
11/20	$12,119	$12,531	$12,491
12/20	$12,286	$12,575	$12,659
1/21	$12,443	$12,496	$12,810
2/21	$12,516	$12,334	$12,885
3/21	$12,510	$12,191	$12,885
4/21	$12,576	$12,293	$12,951
5/21	$12,638	$12,340	$13,026
6/21	$12,700	$12,430	$13,074
7/21	$12,692	$12,555	$13,073
8/21	$12,781	$12,547	$13,135
9/21	$12,855	$12,440	$13,219
10/21	$12,870	$12,429	$13,254
11/21	$12,824	$12,444	$13,233
12/21	$12,918	$12,436	$13,318
1/22	$12,933	$12,163	$13,366
2/22	$12,846	$11,998	$13,298
3/22	$12,852	$11,676	$13,304
4/22	$12,823	$11,240	$13,333
5/22	$12,435	$11,302	$12,992
6/22	$12,013	$11,076	$12,710
7/22	$12,373	$11,355	$12,981
8/22	$12,553	$11,060	$13,177
9/22	$12,140	$10,583	$12,877
10/22	$12,276	$10,467	$13,005
11/22	$12,504	$10,857	$13,161
12/22	$12,512	$10,820	$13,215
1/23	$12,911	$11,156	$13,568
2/23	$12,996	$10,882	$13,646
3/23	$12,944	$11,137	$13,642
4/23	$13,091	$11,205	$13,785
5/23	$13,040	$11,089	$13,760
6/23	$13,326	$11,072	$14,071
7/23	$13,539	$11,083	$14,252
8/23	$13,731	$11,016	$14,419
9/23	$13,816	$10,753	$14,558
10/23	$13,738	$10,592	$14,555
11/23	$13,988	$11,068	$14,733
12/23	$14,269	$11,488	$14,976
1/24	$14,352	$11,461	$15,077
2/24	$14,471	$11,323	$15,214
3/24	$14,610	$11,435	$15,343
4/24	$14,659	$11,167	$15,436
5/24	$14,798	$11,352	$15,581
6/24	$14,845	$11,456	$15,635
7/24	$14,954	$11,716	$15,742
8/24	$15,064	$11,889	$15,842
9/24	$15,139	$12,052	$15,955
10/24	$15,272	$11,778	$16,092
11/24	$15,420	$11,902	$16,225
12/24	$15,492	$11,722	$16,317
1/25	$15,593	$11,793	$16,429
2/25	$15,607	$12,037	$16,447
3/25	$15,461	$12,034	$16,395
4/25	$15,441	$12,077	$16,386
5/25	$15,720	$12,015	$16,641
6/25	$15,835	$12,203	$16,775
7/25	$15,904	$12,185	$16,922
8/25	$15,970	$12,331	$16,997
9/25	$16,062	$12,462	$17,072
10/25	$16,083	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	5.29%	6.43%	5.21%
Class A with 3.25% Maximum Sales Charge	1.83%	5.72%	4.86%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EAFAX-TSR-AR

Eaton Vance Floating-Rate Advantage Fund

Class C ECFAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$283	2.77%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,856	$9,964	$9,912
12/15	$9,715	$9,914	$9,808
1/16	$9,618	$10,023	$9,744
2/16	$9,558	$10,094	$9,693
3/16	$9,929	$10,218	$9,960
4/16	$10,171	$10,288	$10,158
5/16	$10,258	$10,296	$10,248
6/16	$10,247	$10,477	$10,250
7/16	$10,405	$10,563	$10,397
8/16	$10,495	$10,575	$10,475
9/16	$10,622	$10,577	$10,566
10/16	$10,730	$10,507	$10,653
11/16	$10,743	$10,271	$10,681
12/16	$10,893	$10,301	$10,805
1/17	$10,957	$10,338	$10,865
2/17	$11,017	$10,418	$10,920
3/17	$11,040	$10,414	$10,928
4/17	$11,084	$10,500	$10,976
5/17	$11,129	$10,581	$11,016
6/17	$11,133	$10,573	$11,011
7/17	$11,200	$10,625	$11,087
8/17	$11,194	$10,717	$11,082
9/17	$11,249	$10,679	$11,126
10/17	$11,317	$10,692	$11,192
11/17	$11,331	$10,676	$11,205
12/17	$11,367	$10,723	$11,250
1/18	$11,478	$10,620	$11,358
2/18	$11,512	$10,519	$11,380
3/18	$11,540	$10,572	$11,412
4/18	$11,589	$10,501	$11,460
5/18	$11,597	$10,559	$11,479
6/18	$11,605	$10,543	$11,492
7/18	$11,699	$10,565	$11,577
8/18	$11,750	$10,618	$11,624
9/18	$11,822	$10,572	$11,704
10/18	$11,810	$10,484	$11,700
11/18	$11,679	$10,531	$11,594
12/18	$11,323	$10,696	$11,299
1/19	$11,643	$10,843	$11,587
2/19	$11,828	$10,855	$11,771
3/19	$11,789	$11,051	$11,751
4/19	$11,990	$11,066	$11,945
5/19	$11,927	$11,236	$11,919
6/19	$11,929	$11,395	$11,948
7/19	$12,015	$11,429	$12,044
8/19	$11,973	$11,687	$12,011
9/19	$12,018	$11,637	$12,067
10/19	$11,937	$11,674	$12,012
11/19	$12,014	$11,672	$12,083
12/19	$12,239	$11,689	$12,276
1/20	$12,293	$11,899	$12,344
2/20	$12,103	$12,077	$12,181
3/20	$10,301	$11,841	$10,674
4/20	$10,762	$12,078	$11,155
5/20	$11,203	$12,191	$11,578
6/20	$11,377	$12,293	$11,710
7/20	$11,599	$12,509	$11,939
8/20	$11,811	$12,437	$12,118
9/20	$11,858	$12,414	$12,194
10/20	$11,870	$12,370	$12,219
11/20	$12,212	$12,531	$12,491
12/20	$12,387	$12,575	$12,659
1/21	$12,541	$12,496	$12,810
2/21	$12,597	$12,334	$12,885
3/21	$12,585	$12,191	$12,885
4/21	$12,647	$12,293	$12,951
5/21	$12,704	$12,340	$13,026
6/21	$12,774	$12,430	$13,074
7/21	$12,748	$12,555	$13,073
8/21	$12,832	$12,547	$13,135
9/21	$12,901	$12,440	$13,219
10/21	$12,911	$12,429	$13,254
11/21	$12,871	$12,444	$13,233
12/21	$12,960	$12,436	$13,318
1/22	$12,957	$12,163	$13,366
2/22	$12,865	$11,998	$13,298
3/22	$12,865	$11,676	$13,304
4/22	$12,830	$11,240	$13,333
5/22	$12,448	$11,302	$12,992
6/22	$12,021	$11,076	$12,710
7/22	$12,364	$11,355	$12,981
8/22	$12,538	$11,060	$13,177
9/22	$12,119	$10,583	$12,877
10/22	$12,251	$10,467	$13,005
11/22	$12,473	$10,857	$13,161
12/22	$12,476	$10,820	$13,215
1/23	$12,883	$11,156	$13,568
2/23	$12,949	$10,882	$13,646
3/23	$12,892	$11,137	$13,642
4/23	$13,033	$11,205	$13,785
5/23	$12,976	$11,089	$13,760
6/23	$13,269	$11,072	$14,071
7/23	$13,462	$11,083	$14,252
8/23	$13,648	$11,016	$14,419
9/23	$13,726	$10,753	$14,558
10/23	$13,657	$10,592	$14,555
11/23	$13,885	$11,068	$14,733
12/23	$14,159	$11,488	$14,976
1/24	$14,250	$11,461	$15,077
2/24	$14,362	$11,323	$15,214
3/24	$14,480	$11,435	$15,343
4/24	$14,537	$11,167	$15,436
5/24	$14,653	$11,352	$15,581
6/24	$14,694	$11,456	$15,635
7/24	$14,811	$11,716	$15,742
8/24	$14,898	$11,889	$15,842
9/24	$14,981	$12,052	$15,955
10/24	$15,106	$11,778	$16,092
11/24	$15,232	$11,902	$16,225
12/24	$15,296	$11,722	$16,317
1/25	$15,390	$11,793	$16,429
2/25	$15,397	$12,037	$16,447
3/25	$15,246	$12,034	$16,395
4/25	$15,220	$12,077	$16,386
5/25	$15,488	$12,015	$16,641
6/25	$15,596	$12,203	$16,775
7/25	$15,673	$12,185	$16,922
8/25	$15,716	$12,331	$16,997
9/25	$15,799	$12,462	$17,072
10/25	$15,985	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.66%	5.90%	4.80%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.69%	5.90%	4.80%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECFAX-TSR-AR

Eaton Vance Floating-Rate Advantage Fund

Class I EIFAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$208	2.02%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$987,086	$996,353	$991,240
12/15	$973,613	$991,376	$980,832
1/16	$964,622	$1,002,320	$974,428
2/16	$959,098	$1,009,440	$969,293
3/16	$996,883	$1,021,811	$996,005
4/16	$1,021,786	$1,028,772	$1,015,777
5/16	$1,031,198	$1,029,576	$1,024,833
6/16	$1,029,687	$1,047,701	$1,025,049
7/16	$1,047,244	$1,056,335	$1,039,713
8/16	$1,056,948	$1,057,474	$1,047,520
9/16	$1,070,386	$1,057,726	$1,056,570
10/16	$1,081,900	$1,050,709	$1,065,291
11/16	$1,083,928	$1,027,092	$1,068,111
12/16	$1,099,648	$1,030,143	$1,080,461
1/17	$1,106,879	$1,033,777	$1,086,507
2/17	$1,113,541	$1,041,753	$1,091,959
3/17	$1,116,619	$1,041,404	$1,092,837
4/17	$1,121,731	$1,050,045	$1,097,608
5/17	$1,126,988	$1,058,147	$1,101,621
6/17	$1,128,036	$1,057,250	$1,101,149
7/17	$1,135,535	$1,062,516	$1,108,725
8/17	$1,135,651	$1,071,683	$1,108,237
9/17	$1,141,920	$1,067,911	$1,112,569
10/17	$1,149,643	$1,069,193	$1,119,224
11/17	$1,151,737	$1,067,575	$1,120,522
12/17	$1,156,151	$1,072,282	$1,124,960
1/18	$1,168,146	$1,061,963	$1,135,787
2/18	$1,171,278	$1,051,894	$1,138,043
3/18	$1,175,920	$1,057,199	$1,141,249
4/18	$1,181,597	$1,050,145	$1,145,965
5/18	$1,183,202	$1,055,872	$1,147,897
6/18	$1,184,729	$1,054,340	$1,149,221
7/18	$1,195,085	$1,056,547	$1,157,714
8/18	$1,201,069	$1,061,752	$1,162,359
9/18	$1,209,167	$1,057,203	$1,170,351
10/18	$1,208,722	$1,048,359	$1,169,987
11/18	$1,196,108	$1,053,074	$1,159,432
12/18	$1,159,346	$1,069,550	$1,129,926
1/19	$1,193,918	$1,084,296	$1,158,701
2/19	$1,213,636	$1,085,478	$1,177,144
3/19	$1,209,266	$1,105,079	$1,175,090
4/19	$1,230,622	$1,106,626	$1,194,497
5/19	$1,224,965	$1,123,578	$1,191,907
6/19	$1,227,061	$1,139,470	$1,194,795
7/19	$1,236,690	$1,142,862	$1,204,372
8/19	$1,233,131	$1,168,722	$1,201,062
9/19	$1,238,520	$1,163,659	$1,206,665
10/19	$1,231,010	$1,167,418	$1,201,237
11/19	$1,238,542	$1,167,185	$1,208,295
12/19	$1,263,703	$1,168,924	$1,227,572
1/20	$1,270,121	$1,189,904	$1,234,431
2/20	$1,251,242	$1,207,721	$1,218,117
3/20	$1,064,785	$1,184,130	$1,067,434
4/20	$1,114,256	$1,207,849	$1,115,486
5/20	$1,160,573	$1,219,130	$1,157,825
6/20	$1,179,264	$1,229,303	$1,171,004
7/20	$1,201,791	$1,250,897	$1,193,922
8/20	$1,224,544	$1,243,684	$1,211,755
9/20	$1,230,135	$1,241,442	$1,219,439
10/20	$1,233,437	$1,237,005	$1,221,919
11/20	$1,269,699	$1,253,147	$1,249,119
12/20	$1,287,430	$1,257,475	$1,265,928
1/21	$1,304,216	$1,249,571	$1,280,980
2/21	$1,312,078	$1,233,448	$1,288,507
3/21	$1,311,694	$1,219,093	$1,288,475
4/21	$1,317,629	$1,229,345	$1,295,097
5/21	$1,325,664	$1,234,034	$1,302,619
6/21	$1,332,524	$1,243,030	$1,307,444
7/21	$1,331,927	$1,255,512	$1,307,271
8/21	$1,341,582	$1,254,673	$1,313,479
9/21	$1,349,641	$1,243,959	$1,321,918
10/21	$1,351,474	$1,242,942	$1,325,443
11/21	$1,346,895	$1,244,444	$1,323,329
12/21	$1,357,024	$1,243,605	$1,331,786
1/22	$1,358,893	$1,216,340	$1,336,629
2/22	$1,350,056	$1,199,756	$1,329,766
3/22	$1,350,946	$1,167,568	$1,330,401
4/22	$1,348,127	$1,124,021	$1,333,289
5/22	$1,307,614	$1,130,205	$1,299,180
6/22	$1,263,553	$1,107,621	$1,271,039
7/22	$1,301,664	$1,135,469	$1,298,143
8/22	$1,320,861	$1,105,951	$1,317,747
9/22	$1,277,645	$1,058,302	$1,287,733
10/22	$1,292,245	$1,046,690	$1,300,529
11/22	$1,316,515	$1,085,718	$1,316,107
12/22	$1,316,264	$1,082,030	$1,321,517
1/23	$1,360,018	$1,115,595	$1,356,766
2/23	$1,367,765	$1,088,183	$1,364,593
3/23	$1,364,043	$1,113,711	$1,364,164
4/23	$1,379,788	$1,120,515	$1,378,512
5/23	$1,374,708	$1,108,897	$1,375,980
6/23	$1,405,112	$1,107,174	$1,407,134
7/23	$1,427,837	$1,108,275	$1,425,220
8/23	$1,448,476	$1,101,601	$1,441,918
9/23	$1,457,673	$1,075,333	$1,455,796
10/23	$1,449,803	$1,059,162	$1,455,531
11/23	$1,476,410	$1,106,829	$1,473,284
12/23	$1,506,376	$1,148,827	$1,497,560
1/24	$1,515,551	$1,146,078	$1,507,669
2/24	$1,528,391	$1,132,337	$1,521,378
3/24	$1,543,383	$1,143,455	$1,534,339
4/24	$1,548,909	$1,116,734	$1,543,570
5/24	$1,563,850	$1,135,245	$1,558,065
6/24	$1,569,131	$1,145,623	$1,563,507
7/24	$1,581,058	$1,171,626	$1,574,170
8/24	$1,593,009	$1,188,874	$1,584,158
9/24	$1,601,182	$1,205,180	$1,595,460
10/24	$1,615,644	$1,177,807	$1,609,188
11/24	$1,630,054	$1,190,224	$1,622,490
12/24	$1,639,561	$1,172,248	$1,631,665
1/25	$1,650,687	$1,179,312	$1,642,939
2/25	$1,652,419	$1,203,695	$1,644,677
3/25	$1,637,366	$1,203,408	$1,639,523
4/25	$1,633,842	$1,207,658	$1,638,644
5/25	$1,665,415	$1,201,533	$1,664,096
6/25	$1,678,011	$1,220,252	$1,677,481
7/25	$1,685,638	$1,218,511	$1,692,161
8/25	$1,693,037	$1,233,147	$1,699,725
9/25	$1,701,331	$1,246,212	$1,707,156
10/25	$1,705,389	$1,254,442	$1,710,926

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	5.55%	6.69%	5.48%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIFAX-TSR-AR

Eaton Vance Floating-Rate Advantage Fund

Class R6 EFRRX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$200	1.95%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$4,935,432	$4,981,766	$4,956,200
12/15	$4,868,065	$4,956,879	$4,904,160
1/16	$4,823,109	$5,011,598	$4,872,138
2/16	$4,795,492	$5,047,198	$4,846,467
3/16	$4,984,413	$5,109,053	$4,980,025
4/16	$5,108,932	$5,143,862	$5,078,886
5/16	$5,155,990	$5,147,880	$5,124,163
6/16	$5,148,434	$5,238,507	$5,125,247
7/16	$5,236,219	$5,281,675	$5,198,563
8/16	$5,284,738	$5,287,372	$5,237,601
9/16	$5,351,928	$5,288,629	$5,282,850
10/16	$5,409,502	$5,253,543	$5,326,456
11/16	$5,419,642	$5,135,458	$5,340,555
12/16	$5,498,239	$5,150,713	$5,402,306
1/17	$5,534,394	$5,168,885	$5,432,535
2/17	$5,567,707	$5,208,767	$5,459,794
3/17	$5,583,095	$5,207,022	$5,464,185
4/17	$5,608,657	$5,250,226	$5,488,038
5/17	$5,634,942	$5,290,734	$5,508,103
6/17	$5,640,181	$5,286,248	$5,505,744
7/17	$5,677,676	$5,312,578	$5,543,626
8/17	$5,678,253	$5,358,413	$5,541,183
9/17	$5,709,598	$5,339,555	$5,562,847
10/17	$5,748,217	$5,345,966	$5,596,118
11/17	$5,758,684	$5,337,876	$5,602,611
12/17	$5,780,754	$5,361,408	$5,624,799
1/18	$5,840,728	$5,309,816	$5,678,937
2/18	$5,856,388	$5,259,468	$5,690,213
3/18	$5,879,600	$5,285,995	$5,706,247
4/18	$5,907,985	$5,250,724	$5,729,825
5/18	$5,916,012	$5,279,359	$5,739,485
6/18	$5,923,644	$5,271,702	$5,746,104
7/18	$5,975,423	$5,282,735	$5,788,571
8/18	$6,005,343	$5,308,761	$5,811,795
9/18	$6,045,837	$5,286,013	$5,851,753
10/18	$6,043,612	$5,241,794	$5,849,936
11/18	$5,980,539	$5,265,368	$5,797,159
12/18	$5,796,730	$5,347,748	$5,649,631
1/19	$5,969,592	$5,421,482	$5,793,507
2/19	$6,068,180	$5,427,391	$5,885,722
3/19	$6,046,332	$5,525,397	$5,875,448
4/19	$6,153,112	$5,533,131	$5,972,486
5/19	$6,124,826	$5,617,891	$5,959,534
6/19	$6,130,098	$5,697,352	$5,973,973
7/19	$6,184,551	$5,714,311	$6,021,862
8/19	$6,161,401	$5,843,610	$6,005,311
9/19	$6,188,561	$5,818,293	$6,033,327
10/19	$6,157,089	$5,837,092	$6,006,187
11/19	$6,195,052	$5,835,924	$6,041,475
12/19	$6,315,348	$5,844,621	$6,137,861
1/20	$6,348,005	$5,949,520	$6,172,156
2/20	$6,253,592	$6,038,603	$6,090,586
3/20	$5,327,062	$5,920,648	$5,337,170
4/20	$5,569,034	$6,039,247	$5,577,432
5/20	$5,807,090	$6,095,652	$5,789,125
6/20	$5,894,927	$6,146,514	$5,855,019
7/20	$6,014,043	$6,254,483	$5,969,611
8/20	$6,128,013	$6,218,418	$6,058,776
9/20	$6,156,154	$6,207,211	$6,097,196
10/20	$6,166,767	$6,185,025	$6,109,597
11/20	$6,354,649	$6,265,736	$6,245,595
12/20	$6,443,687	$6,287,373	$6,329,640
1/21	$6,527,985	$6,247,854	$6,404,900
2/21	$6,567,489	$6,167,238	$6,442,537
3/21	$6,559,587	$6,095,467	$6,442,376
4/21	$6,595,678	$6,146,723	$6,475,484
5/21	$6,629,869	$6,170,168	$6,513,096
6/21	$6,670,721	$6,215,150	$6,537,220
7/21	$6,667,961	$6,277,558	$6,536,355
8/21	$6,710,283	$6,273,367	$6,567,395
9/21	$6,750,873	$6,219,796	$6,609,592
10/21	$6,760,429	$6,214,712	$6,627,214
11/21	$6,744,138	$6,222,219	$6,616,645
12/21	$6,795,096	$6,218,024	$6,658,931
1/22	$6,798,160	$6,081,699	$6,683,146
2/22	$6,754,163	$5,998,781	$6,648,830
3/22	$6,758,796	$5,837,841	$6,652,007
4/22	$6,745,008	$5,620,104	$6,666,443
5/22	$6,541,294	$5,651,027	$6,495,902
6/22	$6,320,887	$5,538,106	$6,355,193
7/22	$6,511,975	$5,677,345	$6,490,715
8/22	$6,608,505	$5,529,755	$6,588,733
9/22	$6,392,366	$5,291,512	$6,438,663
10/22	$6,465,801	$5,233,452	$6,502,645
11/22	$6,594,785	$5,428,589	$6,580,537
12/22	$6,593,886	$5,410,151	$6,607,584
1/23	$6,813,388	$5,577,976	$6,783,832
2/23	$6,852,302	$5,440,916	$6,822,963
3/23	$6,834,009	$5,568,556	$6,820,821
4/23	$6,913,193	$5,602,573	$6,892,559
5/23	$6,888,088	$5,544,487	$6,879,899
6/23	$7,040,775	$5,535,870	$7,035,670
7/23	$7,155,008	$5,541,373	$7,126,102
8/23	$7,251,611	$5,508,004	$7,209,592
9/23	$7,305,308	$5,376,665	$7,278,978
10/23	$7,264,460	$5,295,810	$7,277,657
11/23	$7,398,121	$5,534,147	$7,366,422
12/23	$7,548,550	$5,744,136	$7,487,798
1/24	$7,602,386	$5,730,389	$7,538,346
2/24	$7,667,072	$5,661,684	$7,606,888
3/24	$7,734,959	$5,717,273	$7,671,694
4/24	$7,770,537	$5,583,670	$7,717,851
5/24	$7,838,032	$5,676,226	$7,790,327
6/24	$7,864,838	$5,728,116	$7,817,537
7/24	$7,932,835	$5,858,131	$7,870,851
8/24	$7,985,196	$5,944,368	$7,920,788
9/24	$8,034,531	$6,025,898	$7,977,298
10/24	$8,107,326	$5,889,033	$8,045,940
11/24	$8,179,875	$5,951,119	$8,112,449
12/24	$8,227,936	$5,861,240	$8,158,325
1/25	$8,275,902	$5,896,559	$8,214,695
2/25	$8,293,191	$6,018,474	$8,223,386
3/25	$8,217,023	$6,017,038	$8,197,617
4/25	$8,199,590	$6,038,290	$8,193,221
5/25	$8,349,883	$6,007,665	$8,320,479
6/25	$8,421,922	$6,101,262	$8,387,404
7/25	$8,460,583	$6,092,553	$8,460,806
8/25	$8,498,107	$6,165,735	$8,498,627
9/25	$8,540,115	$6,231,062	$8,535,781
10/25	$8,560,467	$6,272,211	$8,554,630

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	5.59%	6.78%	5.52%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/31/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,864,897,770
# of Portfolio Holdings (for Senior Debt Portfolio)	654
Portfolio Turnover Rate (for Senior Debt Portfolio)	42%
Total Advisory Fees Paid	$27,657,470

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EFRRX-TSR-AR

Eaton Vance Global Equity Income Fund

Class A EADIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.16%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ The use of equity index futures contracts – a type of derivative used to manage the Fund’s market exposures – detracted from Index-relative returns

↓ Stock selections and overweight exposure to health care, stock selections in industrials, and stock selections and underweight to information technology impacted returns

↓ On an individual stock basis, the largest detractor from performance was Novo Nordisk

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period

↑ Stock selections and an overweight to financials, stock selections in communication services, and stock selections and an underweight to consumer staples helped

↑ On an individual stock basis, the largest contributor was Zegona Communications – whose stock price more than tripled after closing a strategic acquisition and partnering to build fiber networks across Spain

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index
10/15	$10,000	$10,000
11/15	$9,505	$9,950
12/15	$9,349	$9,775
1/16	$8,892	$9,191
2/16	$8,673	$9,122
3/16	$9,178	$9,741
4/16	$9,283	$9,895
5/16	$9,348	$9,951
6/16	$9,201	$9,839
7/16	$9,536	$10,255
8/16	$9,465	$10,264
9/16	$9,487	$10,318
10/16	$9,313	$10,118
11/16	$9,335	$10,264
12/16	$9,525	$10,510
1/17	$9,785	$10,763
2/17	$9,980	$11,062
3/17	$10,072	$11,180
4/17	$10,304	$11,345
5/17	$10,632	$11,585
6/17	$10,655	$11,630
7/17	$10,845	$11,908
8/17	$10,745	$11,925
9/17	$10,936	$12,192
10/17	$11,118	$12,423
11/17	$11,248	$12,692
12/17	$11,432	$12,864
1/18	$11,965	$13,543
2/18	$11,379	$12,982
3/18	$11,339	$12,699
4/18	$11,389	$12,845
5/18	$11,294	$12,925
6/18	$11,281	$12,919
7/18	$11,623	$13,323
8/18	$11,738	$13,487
9/18	$11,789	$13,563
10/18	$10,869	$12,567
11/18	$10,977	$12,709
12/18	$10,125	$11,743
1/19	$10,880	$12,657
2/19	$11,164	$13,037
3/19	$11,346	$13,209
4/19	$11,819	$13,677
5/19	$11,047	$12,888
6/19	$11,785	$13,737
7/19	$11,771	$13,805
8/19	$11,579	$13,523
9/19	$11,793	$13,810
10/19	$12,121	$14,162
11/19	$12,546	$14,556
12/19	$13,011	$14,992
1/20	$12,891	$14,901
2/20	$11,971	$13,642
3/20	$10,114	$11,836
4/20	$11,126	$13,129
5/20	$11,745	$13,764
6/20	$12,062	$14,128
7/20	$12,574	$14,803
8/20	$13,334	$15,793
9/20	$12,938	$15,248
10/20	$12,510	$14,780
11/20	$14,132	$16,670
12/20	$14,876	$17,377
1/21	$14,698	$17,204
2/21	$15,239	$17,645
3/21	$15,653	$18,232
4/21	$16,488	$19,080
5/21	$16,915	$19,355
6/21	$16,911	$19,644
7/21	$17,229	$19,995
8/21	$17,689	$20,493
9/21	$16,887	$19,642
10/21	$17,864	$20,755
11/21	$17,444	$20,300
12/21	$18,310	$21,168
1/22	$17,377	$20,048
2/22	$16,706	$19,541
3/22	$16,842	$20,077
4/22	$15,446	$18,409
5/22	$15,715	$18,423
6/22	$14,193	$16,827
7/22	$15,330	$18,163
8/22	$14,519	$17,404
9/22	$13,346	$15,786
10/22	$14,354	$16,920
11/22	$15,564	$18,096
12/22	$14,874	$17,327
1/23	$15,981	$18,554
2/23	$15,486	$18,108
3/23	$15,978	$18,667
4/23	$16,303	$18,994
5/23	$16,208	$18,805
6/23	$17,194	$19,942
7/23	$17,785	$20,612
8/23	$17,394	$20,119
9/23	$16,573	$19,252
10/23	$16,235	$18,693
11/23	$17,737	$20,445
12/23	$18,595	$21,449
1/24	$18,698	$21,707
2/24	$19,562	$22,627
3/24	$20,136	$23,354
4/24	$19,438	$22,487
5/24	$20,452	$23,491
6/24	$20,556	$23,969
7/24	$20,565	$24,391
8/24	$21,053	$25,036
9/24	$21,205	$25,494
10/24	$20,419	$24,988
11/24	$20,924	$26,135
12/24	$20,219	$25,454
1/25	$21,030	$26,352
2/25	$21,233	$26,163
3/25	$20,372	$24,998
4/25	$20,507	$25,220
5/25	$21,563	$26,713
6/25	$22,477	$27,865
7/25	$22,300	$28,224
8/25	$22,831	$28,960
9/25	$23,540	$29,891
10/25	$24,146	$30,490

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	18.28%	14.05%	9.80%
Class A with 5.25% Maximum Sales Charge	12.05%	12.84%	9.21%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$758,696,474
# of Portfolio Holdings	104
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$4,420,728

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
63.5%
United Kingdom
9.7%
France
5.4%
Netherlands
4.1%
Japan
2.7%
Taiwan
2.1%
Spain
2.0%
Switzerland
2.0%
Germany
1.8%
Denmark
1.5%
Other
5.2%

Value	Value
Other	5.2%
Denmark	1.5%
Germany	1.8%
Switzerland	2.0%
Spain	2.0%
Taiwan	2.1%
Japan	2.7%
Netherlands	4.1%
France	5.4%
United Kingdom	9.7%
United States	63.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.0%
Eli Lilly & Co.	3.6%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.4%
ASML Holding NV	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Micron Technology, Inc.	2.0%
Safran SA	1.7%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EADIX-TSR-AR

Eaton Vance Global Equity Income Fund

Class C ECDIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ The use of equity index futures contracts – a type of derivative used to manage the Fund’s market exposures – detracted from Index-relative returns

↓ Stock selections and overweight exposure to health care, stock selections in industrials, and stock selections and underweight to information technology impacted returns

↓ On an individual stock basis, the largest detractor from performance was Novo Nordisk

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period

↑ Stock selections and an overweight to financials, stock selections in communication services, and stock selections and an underweight to consumer staples helped

↑ On an individual stock basis, the largest contributor was Zegona Communications – whose stock price more than tripled after closing a strategic acquisition and partnering to build fiber networks across Spain

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index
10/15	$10,000	$10,000
11/15	$10,025	$9,950
12/15	$9,857	$9,775
1/16	$9,366	$9,191
2/16	$9,137	$9,122
3/16	$9,656	$9,741
4/16	$9,761	$9,895
5/16	$9,823	$9,951
6/16	$9,671	$9,839
7/16	$10,009	$10,255
8/16	$9,927	$10,264
9/16	$9,953	$10,318
10/16	$9,764	$10,118
11/16	$9,771	$10,264
12/16	$9,968	$10,510
1/17	$10,231	$10,763
2/17	$10,429	$11,062
3/17	$10,519	$11,180
4/17	$10,756	$11,345
5/17	$11,093	$11,585
6/17	$11,100	$11,630
7/17	$11,291	$11,908
8/17	$11,188	$11,925
9/17	$11,381	$12,192
10/17	$11,555	$12,423
11/17	$11,683	$12,692
12/17	$11,878	$12,864
1/18	$12,423	$13,543
2/18	$11,806	$12,982
3/18	$11,748	$12,699
4/18	$11,802	$12,845
5/18	$11,696	$12,925
6/18	$11,676	$12,919
7/18	$12,023	$13,323
8/18	$12,134	$13,487
9/18	$12,180	$13,563
10/18	$11,220	$12,567
11/18	$11,323	$12,709
12/18	$10,436	$11,743
1/19	$11,209	$12,657
2/19	$11,494	$13,037
3/19	$11,676	$13,209
4/19	$12,154	$13,677
5/19	$11,351	$12,888
6/19	$12,105	$13,737
7/19	$12,083	$13,805
8/19	$11,868	$13,523
9/19	$12,090	$13,810
10/19	$12,420	$14,162
11/19	$12,839	$14,556
12/19	$13,307	$14,992
1/20	$13,175	$14,901
2/20	$12,226	$13,642
3/20	$10,324	$11,836
4/20	$11,353	$13,129
5/20	$11,979	$13,764
6/20	$12,285	$14,128
7/20	$12,801	$14,803
8/20	$13,578	$15,793
9/20	$13,155	$15,248
10/20	$12,710	$14,780
11/20	$14,355	$16,670
12/20	$15,104	$17,377
1/21	$14,912	$17,204
2/21	$15,453	$17,645
3/21	$15,865	$18,232
4/21	$16,702	$19,080
5/21	$17,125	$19,355
6/21	$17,099	$19,644
7/21	$17,422	$19,995
8/21	$17,877	$20,493
9/21	$17,053	$19,642
10/21	$18,021	$20,755
11/21	$17,584	$20,300
12/21	$18,458	$21,168
1/22	$17,505	$20,048
2/22	$16,815	$19,541
3/22	$16,943	$20,077
4/22	$15,526	$18,409
5/22	$15,786	$18,423
6/22	$14,254	$16,827
7/22	$15,378	$18,163
8/22	$14,565	$17,404
9/22	$13,372	$15,786
10/22	$14,376	$16,920
11/22	$15,581	$18,096
12/22	$14,877	$17,327
1/23	$15,975	$18,554
2/23	$15,471	$18,108
3/23	$15,956	$18,667
4/23	$16,259	$18,994
5/23	$16,166	$18,805
6/23	$17,140	$19,942
7/23	$17,709	$20,612
8/23	$17,307	$20,119
9/23	$16,478	$19,252
10/23	$16,130	$18,693
11/23	$17,616	$20,445
12/23	$18,460	$21,449
1/24	$18,550	$21,707
2/24	$19,397	$22,627
3/24	$19,944	$23,354
4/24	$19,250	$22,487
5/24	$20,232	$23,491
6/24	$20,334	$23,969
7/24	$20,319	$24,391
8/24	$20,801	$25,036
9/24	$20,928	$25,494
10/24	$20,148	$24,988
11/24	$20,635	$26,135
12/24	$19,925	$25,454
1/25	$20,712	$26,352
2/25	$20,889	$26,163
3/25	$20,040	$24,998
4/25	$20,159	$25,220
5/25	$21,187	$26,713
6/25	$22,073	$27,865
7/25	$21,872	$28,224
8/25	$22,382	$28,960
9/25	$23,064	$29,891
10/25	$23,996	$30,490

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	17.38%	13.22%	9.14%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	16.38%	13.22%	9.14%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$758,696,474
# of Portfolio Holdings	104
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$4,420,728

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	5.2%
Denmark	1.5%
Germany	1.8%
Switzerland	2.0%
Spain	2.0%
Taiwan	2.1%
Japan	2.7%
Netherlands	4.1%
France	5.4%
United Kingdom	9.7%
United States	63.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.0%
Eli Lilly & Co.	3.6%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.4%
ASML Holding NV	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Micron Technology, Inc.	2.0%
Safran SA	1.7%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECDIX-TSR-AR

Eaton Vance Global Equity Income Fund

Class I EIDIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.91%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ The use of equity index futures contracts – a type of derivative used to manage the Fund’s market exposures – detracted from Index-relative returns

↓ Stock selections and overweight exposure to health care, stock selections in industrials, and stock selections and underweight to information technology impacted returns

↓ On an individual stock basis, the largest detractor from performance was Novo Nordisk

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period

↑ Stock selections and an overweight to financials, stock selections in communication services, and stock selections and an underweight to consumer staples helped

↑ On an individual stock basis, the largest contributor was Zegona Communications – whose stock price more than tripled after closing a strategic acquisition and partnering to build fiber networks across Spain

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index
10/15	$1,000,000	$1,000,000
11/15	$1,003,319	$995,024
12/15	$986,495	$977,534
1/16	$939,143	$919,054
2/16	$916,184	$912,214
3/16	$969,721	$974,116
4/16	$980,989	$989,530
5/16	$988,006	$995,088
6/16	$972,745	$983,937
7/16	$1,008,315	$1,025,507
8/16	$1,000,966	$1,026,360
9/16	$1,003,551	$1,031,811
10/16	$985,315	$1,011,843
11/16	$987,888	$1,026,392
12/16	$1,007,545	$1,050,952
1/17	$1,035,888	$1,076,317
2/17	$1,056,782	$1,106,178
3/17	$1,066,726	$1,117,961
4/17	$1,091,531	$1,134,514
5/17	$1,126,505	$1,158,514
6/17	$1,129,157	$1,162,972
7/17	$1,149,460	$1,190,804
8/17	$1,139,142	$1,192,481
9/17	$1,159,598	$1,219,246
10/17	$1,179,189	$1,242,287
11/17	$1,193,236	$1,269,205
12/17	$1,213,875	$1,286,369
1/18	$1,269,662	$1,354,289
2/18	$1,207,832	$1,298,185
3/18	$1,203,826	$1,269,889
4/18	$1,209,376	$1,284,481
5/18	$1,199,593	$1,292,530
6/18	$1,198,453	$1,291,914
7/18	$1,234,991	$1,332,265
8/18	$1,247,486	$1,348,749
9/18	$1,253,173	$1,356,259
10/18	$1,156,654	$1,256,672
11/18	$1,167,382	$1,270,947
12/18	$1,077,085	$1,174,307
1/19	$1,157,642	$1,265,675
2/19	$1,188,049	$1,303,734
3/19	$1,207,618	$1,320,857
4/19	$1,258,149	$1,367,694
5/19	$1,176,257	$1,288,777
6/19	$1,256,016	$1,373,701
7/19	$1,254,862	$1,380,505
8/19	$1,233,677	$1,352,268
9/19	$1,256,662	$1,381,045
10/19	$1,292,960	$1,416,189
11/19	$1,337,462	$1,455,630
12/19	$1,387,199	$1,499,238
1/20	$1,374,748	$1,490,113
2/20	$1,277,011	$1,364,161
3/20	$1,079,293	$1,183,624
4/20	$1,187,496	$1,312,928
5/20	$1,254,742	$1,376,353
6/20	$1,287,789	$1,412,759
7/20	$1,342,749	$1,480,348
8/20	$1,424,078	$1,579,256
9/20	$1,382,184	$1,524,773
10/20	$1,336,680	$1,478,001
11/20	$1,510,231	$1,666,980
12/20	$1,590,341	$1,737,655
1/21	$1,571,245	$1,720,385
2/21	$1,629,431	$1,764,469
3/21	$1,674,025	$1,823,176
4/21	$1,764,676	$1,908,027
5/21	$1,810,667	$1,935,513
6/21	$1,809,589	$1,964,365
7/21	$1,845,063	$1,999,549
8/21	$1,894,634	$2,049,314
9/21	$1,808,214	$1,964,226
10/21	$1,913,097	$2,075,480
11/21	$1,868,464	$2,030,000
12/21	$1,962,016	$2,116,763
1/22	$1,863,177	$2,004,763
2/22	$1,790,611	$1,954,060
3/22	$1,806,634	$2,007,686
4/22	$1,657,417	$1,840,901
5/22	$1,685,442	$1,842,295
6/22	$1,522,773	$1,682,712
7/22	$1,644,888	$1,816,313
8/22	$1,559,479	$1,740,377
9/22	$1,432,689	$1,578,592
10/22	$1,541,121	$1,691,955
11/22	$1,671,351	$1,809,597
12/22	$1,597,779	$1,732,749
1/23	$1,717,732	$1,855,351
2/23	$1,664,018	$1,810,751
3/23	$1,717,246	$1,866,703
4/23	$1,752,403	$1,899,425
5/23	$1,743,814	$1,880,463
6/23	$1,850,190	$1,994,189
7/23	$1,912,769	$2,061,179
8/23	$1,872,446	$2,011,946
9/23	$1,783,323	$1,925,154
10/23	$1,747,269	$1,869,294
11/23	$1,910,558	$2,044,545
12/23	$2,003,205	$2,144,920
1/24	$2,014,672	$2,170,660
2/24	$2,108,178	$2,262,691
3/24	$2,170,308	$2,335,402
4/24	$2,095,648	$2,248,654
5/24	$2,204,064	$2,349,061
6/24	$2,216,944	$2,396,860
7/24	$2,218,374	$2,439,098
8/24	$2,271,402	$2,503,565
9/24	$2,288,350	$2,549,415
10/24	$2,204,008	$2,498,842
11/24	$2,258,929	$2,613,506
12/24	$2,183,359	$2,545,396
1/25	$2,271,334	$2,635,220
2/25	$2,293,716	$2,616,253
3/25	$2,201,237	$2,499,776
4/25	$2,216,361	$2,521,992
5/25	$2,330,735	$2,671,273
6/25	$2,431,264	$2,786,547
7/25	$2,411,287	$2,822,417
8/25	$2,469,230	$2,896,041
9/25	$2,546,285	$2,989,137
10/25	$2,612,876	$3,048,995

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	18.55%	14.34%	10.07%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$758,696,474
# of Portfolio Holdings	104
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$4,420,728

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	5.2%
Denmark	1.5%
Germany	1.8%
Switzerland	2.0%
Spain	2.0%
Taiwan	2.1%
Japan	2.7%
Netherlands	4.1%
France	5.4%
United Kingdom	9.7%
United States	63.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.0%
Eli Lilly & Co.	3.6%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.4%
ASML Holding NV	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Micron Technology, Inc.	2.0%
Safran SA	1.7%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIDIX-TSR-AR

Eaton Vance Global Income Builder Fund

Class A EDIAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.17%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index):

↓ The Fund’s underweight allocation to equities detracted from relative performance compared to the ICE BofA Index

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ Allocation to preferred securities underperformed the Index, but outperformed the preferred market as measured by ICE BofA Fixed-Rate Preferred Securities Index

↑ The Fund exhibited strong absolute performance driven by strong security selection in both equity and fixed income sleeves

↑ The Fund’s overweight allocation to high yield contributed to relative performance compared to the ICE BofA Index

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period. Among sectors, stock selections and underweight exposure to consumer staples, and stock selections in communication services and financials helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index	Blended Index	ICE BofA DM HY
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,505	$9,950	$9,879	$9,747
12/15	$9,341	$9,775	$9,692	$9,539
1/16	$8,988	$9,191	$9,258	$9,377
2/16	$8,837	$9,122	$9,226	$9,413
3/16	$9,279	$9,741	$9,804	$9,912
4/16	$9,389	$9,895	$10,034	$10,287
5/16	$9,467	$9,951	$10,074	$10,295
6/16	$9,360	$9,839	$10,019	$10,349
7/16	$9,645	$10,255	$10,386	$10,620
8/16	$9,653	$10,264	$10,467	$10,840
9/16	$9,673	$10,318	$10,523	$10,901
10/16	$9,518	$10,118	$10,384	$10,880
11/16	$9,491	$10,264	$10,449	$10,784
12/16	$9,652	$10,510	$10,678	$10,981
1/17	$9,884	$10,763	$10,909	$11,166
2/17	$10,046	$11,062	$11,150	$11,296
3/17	$10,102	$11,180	$11,224	$11,287
4/17	$10,325	$11,345	$11,391	$11,456
5/17	$10,584	$11,585	$11,603	$11,616
6/17	$10,605	$11,630	$11,649	$11,665
7/17	$10,781	$11,908	$11,901	$11,865
8/17	$10,718	$11,925	$11,916	$11,878
9/17	$10,872	$12,192	$12,125	$11,979
10/17	$11,014	$12,423	$12,284	$12,006
11/17	$11,095	$12,692	$12,462	$12,021
12/17	$11,214	$12,864	$12,587	$12,064
1/18	$11,589	$13,543	$13,081	$12,234
2/18	$11,168	$12,982	$12,667	$12,069
3/18	$11,140	$12,699	$12,473	$12,029
4/18	$11,173	$12,845	$12,579	$12,065
5/18	$11,119	$12,925	$12,592	$11,958
6/18	$11,090	$12,919	$12,594	$11,975
7/18	$11,361	$13,323	$12,903	$12,119
8/18	$11,445	$13,487	$13,028	$12,178
9/18	$11,491	$13,563	$13,097	$12,235
10/18	$10,846	$12,567	$12,380	$11,991
11/18	$10,868	$12,709	$12,421	$11,851
12/18	$10,270	$11,743	$11,732	$11,645
1/19	$10,888	$12,657	$12,500	$12,142
2/19	$11,126	$13,037	$12,816	$12,339
3/19	$11,327	$13,209	$12,956	$12,423
4/19	$11,656	$13,677	$13,316	$12,593
5/19	$11,202	$12,888	$12,749	$12,411
6/19	$11,739	$13,737	$13,422	$12,762
7/19	$11,761	$13,805	$13,466	$12,765
8/19	$11,667	$13,523	$13,298	$12,796
9/19	$11,818	$13,810	$13,485	$12,803
10/19	$12,036	$14,162	$13,739	$12,887
11/19	$12,294	$14,556	$13,997	$12,912
12/19	$12,683	$14,992	$14,381	$13,206
1/20	$12,600	$14,901	$14,311	$13,172
2/20	$11,961	$13,642	$13,432	$12,928
3/20	$10,202	$11,836	$11,707	$11,361
4/20	$11,022	$13,129	$12,714	$11,849
5/20	$11,552	$13,764	$13,309	$12,370
6/20	$11,802	$14,128	$13,601	$12,537
7/20	$12,320	$14,803	$14,275	$13,199
8/20	$12,841	$15,793	$14,964	$13,381
9/20	$12,514	$15,248	$14,554	$13,190
10/20	$12,292	$14,780	$14,278	$13,227
11/20	$13,467	$16,670	$15,699	$13,849
12/20	$14,021	$17,377	$16,252	$14,152
1/21	$13,920	$17,204	$16,163	$14,192
2/21	$14,257	$17,645	$16,457	$14,253
3/21	$14,486	$18,232	$16,786	$14,187
4/21	$15,045	$19,080	$17,383	$14,403
5/21	$15,317	$19,355	$17,588	$14,502
6/21	$15,396	$19,644	$17,783	$14,560
7/21	$15,600	$19,995	$18,013	$14,614
8/21	$15,874	$20,493	$18,327	$14,665
9/21	$15,341	$19,642	$17,802	$14,597
10/21	$15,866	$20,755	$18,441	$14,559
11/21	$15,554	$20,300	$18,074	$14,322
12/21	$16,140	$21,168	$18,697	$14,598
1/22	$15,410	$20,048	$17,874	$14,195
2/22	$14,993	$19,541	$17,497	$14,007
3/22	$15,046	$20,077	$17,755	$13,883
4/22	$14,052	$18,409	$16,505	$13,233
5/22	$14,179	$18,423	$16,525	$13,259
6/22	$13,008	$16,827	$15,163	$12,270
7/22	$13,901	$18,163	$16,227	$12,920
8/22	$13,301	$17,404	$15,642	$12,594
9/22	$12,351	$15,786	$14,440	$12,002
10/22	$13,032	$16,920	$15,259	$12,346
11/22	$13,818	$18,096	$16,122	$12,747
12/22	$13,432	$17,327	$15,680	$12,754
1/23	$14,252	$18,554	$16,631	$13,288
2/23	$13,894	$18,108	$16,282	$13,085
3/23	$14,230	$18,667	$16,689	$13,269
4/23	$14,463	$18,994	$16,951	$13,431
5/23	$14,309	$18,805	$16,763	$13,255
6/23	$14,842	$19,942	$17,534	$13,507
7/23	$15,181	$20,612	$18,016	$13,727
8/23	$15,012	$20,119	$17,729	$13,711
9/23	$14,466	$19,252	$17,145	$13,518
10/23	$14,205	$18,693	$16,758	$13,375
11/23	$15,258	$20,445	$18,072	$14,042
12/23	$15,916	$21,449	$18,887	$14,572
1/24	$15,977	$21,707	$19,024	$14,549
2/24	$16,404	$22,627	$19,563	$14,581
3/24	$16,721	$23,354	$20,035	$14,716
4/24	$16,378	$22,487	$19,480	$14,566
5/24	$16,976	$23,491	$20,143	$14,777
6/24	$17,112	$23,969	$20,451	$14,863
7/24	$17,220	$24,391	$20,829	$15,162
8/24	$17,625	$25,036	$21,336	$15,472
9/24	$17,796	$25,494	$21,718	$15,737
10/24	$17,305	$24,988	$21,364	$15,584
11/24	$17,572	$26,135	$22,030	$15,645
12/24	$17,171	$25,454	$21,608	$15,546
1/25	$17,609	$26,352	$22,200	$15,744
2/25	$17,719	$26,163	$22,157	$15,867
3/25	$17,398	$24,998	$21,496	$15,826
4/25	$17,708	$25,220	$21,710	$16,015
5/25	$18,405	$26,713	$22,666	$16,269
6/25	$19,058	$27,865	$23,481	$16,638
7/25	$18,939	$28,224	$23,676	$16,635
8/25	$19,244	$28,960	$24,201	$16,883
9/25	$19,671	$29,891	$24,771	$17,012
10/25	$20,041	$30,490	$25,072	$16,967

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	15.86%	10.27%	7.78%
Class A with 5.25% Maximum Sales Charge	9.73%	9.10%	7.19%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%
Blended IndexFootnote Reference2	17.35%	11.91%	9.62%
ICE BofA DM HY	8.87%	5.10%	5.42%
Footnote	Description
Footnote[1]	Effective December 7, 2015, the Fund changed its name and principal investment strategies. Performance prior to December 7, 2015 reflects the Fund’s performance under its former investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$286,051,127
# of Portfolio Holdings	578
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,505,100

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
64.2%
Corporate Bonds
33.1%
Senior Floating-Rate Loans
2.3%
Other†
0.4%

Value	Value
OtherFootnote Reference†	0.4%
Senior Floating-Rate Loans	2.3%
Corporate Bonds	33.1%
Common Stocks	64.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	3.3%
Microsoft Corp.	3.2%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.4%
Eli Lilly & Co.	2.3%
Apple, Inc.	1.6%
ASML Holding NV	1.6%
Micron Technology, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.3%
AstraZeneca PLC	1.2%
Total	21.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EDIAX-TSR-AR

Eaton Vance Global Income Builder Fund

Class C EDICX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index):

↓ The Fund’s underweight allocation to equities detracted from relative performance compared to the ICE BofA Index

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ Allocation to preferred securities underperformed the Index, but outperformed the preferred market as measured by ICE BofA Fixed-Rate Preferred Securities Index

↑ The Fund exhibited strong absolute performance driven by strong security selection in both equity and fixed income sleeves

↑ The Fund’s overweight allocation to high yield contributed to relative performance compared to the ICE BofA Index

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period. Among sectors, stock selections and underweight exposure to consumer staples, and stock selections in communication services and financials helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index	Blended Index	ICE BofA DM HY
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$10,026	$9,950	$9,879	$9,747
12/15	$9,838	$9,775	$9,692	$9,539
1/16	$9,463	$9,191	$9,258	$9,377
2/16	$9,308	$9,122	$9,226	$9,413
3/16	$9,759	$9,741	$9,804	$9,912
4/16	$9,883	$9,895	$10,034	$10,287
5/16	$9,947	$9,951	$10,074	$10,295
6/16	$9,827	$9,839	$10,019	$10,349
7/16	$10,124	$10,255	$10,386	$10,620
8/16	$10,126	$10,264	$10,467	$10,840
9/16	$10,141	$10,318	$10,523	$10,901
10/16	$9,970	$10,118	$10,384	$10,880
11/16	$9,935	$10,264	$10,449	$10,784
12/16	$10,101	$10,510	$10,678	$10,981
1/17	$10,339	$10,763	$10,909	$11,166
2/17	$10,502	$11,062	$11,150	$11,296
3/17	$10,555	$11,180	$11,224	$11,287
4/17	$10,772	$11,345	$11,391	$11,456
5/17	$11,039	$11,585	$11,603	$11,616
6/17	$11,052	$11,630	$11,649	$11,665
7/17	$11,232	$11,908	$11,901	$11,865
8/17	$11,158	$11,925	$11,916	$11,878
9/17	$11,313	$12,192	$12,125	$11,979
10/17	$11,442	$12,423	$12,284	$12,006
11/17	$11,520	$12,692	$12,462	$12,021
12/17	$11,650	$12,864	$12,587	$12,064
1/18	$12,024	$13,543	$13,081	$12,234
2/18	$11,588	$12,982	$12,667	$12,069
3/18	$11,538	$12,699	$12,473	$12,029
4/18	$11,567	$12,845	$12,579	$12,065
5/18	$11,503	$12,925	$12,592	$11,958
6/18	$11,479	$12,919	$12,594	$11,975
7/18	$11,754	$13,323	$12,903	$12,119
8/18	$11,834	$13,487	$13,028	$12,178
9/18	$11,876	$13,563	$13,097	$12,235
10/18	$11,195	$12,567	$12,380	$11,991
11/18	$11,210	$12,709	$12,421	$11,851
12/18	$10,580	$11,743	$11,732	$11,645
1/19	$11,216	$12,657	$12,500	$12,142
2/19	$11,457	$13,037	$12,816	$12,339
3/19	$11,659	$13,209	$12,956	$12,423
4/19	$11,980	$13,677	$13,316	$12,593
5/19	$11,501	$12,888	$12,749	$12,411
6/19	$12,053	$13,737	$13,422	$12,762
7/19	$12,067	$13,805	$13,466	$12,765
8/19	$11,961	$13,523	$13,298	$12,796
9/19	$12,112	$13,810	$13,485	$12,803
10/19	$12,329	$14,162	$13,739	$12,887
11/19	$12,590	$14,556	$13,997	$12,912
12/19	$12,971	$14,992	$14,381	$13,206
1/20	$12,875	$14,901	$14,311	$13,172
2/20	$12,208	$13,642	$13,432	$12,928
3/20	$10,411	$11,836	$11,707	$11,361
4/20	$11,250	$13,129	$12,714	$11,849
5/20	$11,776	$13,764	$13,309	$12,370
6/20	$12,027	$14,128	$13,601	$12,537
7/20	$12,553	$14,803	$14,275	$13,199
8/20	$13,068	$15,793	$14,964	$13,381
9/20	$12,723	$15,248	$14,554	$13,190
10/20	$12,488	$14,780	$14,278	$13,227
11/20	$13,689	$16,670	$15,699	$13,849
12/20	$14,234	$17,377	$16,252	$14,152
1/21	$14,137	$17,204	$16,163	$14,192
2/21	$14,474	$17,645	$16,457	$14,253
3/21	$14,686	$18,232	$16,786	$14,187
4/21	$15,236	$19,080	$17,383	$14,403
5/21	$15,520	$19,355	$17,588	$14,502
6/21	$15,575	$19,644	$17,783	$14,560
7/21	$15,775	$19,995	$18,013	$14,614
8/21	$16,045	$20,493	$18,327	$14,665
9/21	$15,489	$19,642	$17,802	$14,597
10/21	$16,018	$20,755	$18,441	$14,559
11/21	$15,689	$20,300	$18,074	$14,322
12/21	$16,276	$21,168	$18,697	$14,598
1/22	$15,537	$20,048	$17,874	$14,195
2/22	$15,101	$19,541	$17,497	$14,007
3/22	$15,147	$20,077	$17,755	$13,883
4/22	$14,141	$18,409	$16,505	$13,233
5/22	$14,260	$18,423	$16,525	$13,259
6/22	$13,060	$16,827	$15,163	$12,270
7/22	$13,959	$18,163	$16,227	$12,920
8/22	$13,341	$17,404	$15,642	$12,594
9/22	$12,377	$15,786	$14,440	$12,002
10/22	$13,061	$16,920	$15,259	$12,346
11/22	$13,834	$18,096	$16,122	$12,747
12/22	$13,451	$17,327	$15,680	$12,754
1/23	$14,257	$18,554	$16,631	$13,288
2/23	$13,884	$18,108	$16,282	$13,085
3/23	$14,217	$18,667	$16,689	$13,269
4/23	$14,443	$18,994	$16,951	$13,431
5/23	$14,279	$18,805	$16,763	$13,255
6/23	$14,791	$19,942	$17,534	$13,507
7/23	$15,127	$20,612	$18,016	$13,727
8/23	$14,961	$20,119	$17,729	$13,711
9/23	$14,401	$19,252	$17,145	$13,518
10/23	$14,128	$18,693	$16,758	$13,375
11/23	$15,164	$20,445	$18,072	$14,042
12/23	$15,814	$21,449	$18,887	$14,572
1/24	$15,875	$21,707	$19,024	$14,549
2/24	$16,279	$22,627	$19,563	$14,581
3/24	$16,587	$23,354	$20,035	$14,716
4/24	$16,231	$22,487	$19,480	$14,566
5/24	$16,805	$23,491	$20,143	$14,777
6/24	$16,931	$23,969	$20,451	$14,863
7/24	$17,026	$24,391	$20,829	$15,162
8/24	$17,420	$25,036	$21,336	$15,472
9/24	$17,579	$25,494	$21,718	$15,737
10/24	$17,090	$24,988	$21,364	$15,584
11/24	$17,330	$26,135	$22,030	$15,645
12/24	$16,934	$25,454	$21,608	$15,546
1/25	$17,360	$26,352	$22,200	$15,744
2/25	$17,459	$26,163	$22,157	$15,867
3/25	$17,127	$24,998	$21,496	$15,826
4/25	$17,408	$25,220	$21,710	$16,015
5/25	$18,092	$26,713	$22,666	$16,269
6/25	$18,713	$27,865	$23,481	$16,638
7/25	$18,582	$28,224	$23,676	$16,635
8/25	$18,888	$28,960	$24,201	$16,883
9/25	$19,282	$29,891	$24,771	$17,012
10/25	$19,941	$30,490	$25,072	$16,967

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.95%	9.48%	7.14%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	13.95%	9.48%	7.14%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%
Blended IndexFootnote Reference2	17.35%	11.91%	9.62%
ICE BofA DM HY	8.87%	5.10%	5.42%
Footnote	Description
Footnote[1]	Effective December 7, 2015, the Fund changed its name and principal investment strategies. Performance prior to December 7, 2015 reflects the Fund’s performance under its former investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$286,051,127
# of Portfolio Holdings	578
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,505,100

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.4%
Senior Floating-Rate Loans	2.3%
Corporate Bonds	33.1%
Common Stocks	64.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	3.3%
Microsoft Corp.	3.2%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.4%
Eli Lilly & Co.	2.3%
Apple, Inc.	1.6%
ASML Holding NV	1.6%
Micron Technology, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.3%
AstraZeneca PLC	1.2%
Total	21.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EDICX-TSR-AR

Eaton Vance Global Income Builder Fund

Class I EDIIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index):

↓ The Fund’s underweight allocation to equities detracted from relative performance compared to the ICE BofA Index

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ Allocation to preferred securities underperformed the Index, but outperformed the preferred market as measured by ICE BofA Fixed-Rate Preferred Securities Index

↑ The Fund exhibited strong absolute performance driven by strong security selection in both equity and fixed income sleeves

↑ The Fund’s overweight allocation to high yield contributed to relative performance compared to the ICE BofA Index

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period. Among sectors, stock selections and underweight exposure to consumer staples, and stock selections in communication services and financials helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index	Blended Index	ICE BofA DM HY
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$1,003,436	$995,024	$987,896	$974,657
12/15	$985,312	$977,534	$969,239	$953,883
1/16	$949,264	$919,054	$925,795	$937,703
2/16	$933,537	$912,214	$922,562	$941,306
3/16	$980,455	$974,116	$980,361	$991,174
4/16	$992,404	$989,530	$1,003,439	$1,028,713
5/16	$1,000,856	$995,088	$1,007,377	$1,029,516
6/16	$989,749	$983,937	$1,001,893	$1,034,928
7/16	$1,020,243	$1,025,507	$1,038,567	$1,061,963
8/16	$1,021,318	$1,026,360	$1,046,680	$1,084,027
9/16	$1,023,685	$1,031,811	$1,052,343	$1,090,091
10/16	$1,008,690	$1,011,843	$1,038,397	$1,087,995
11/16	$1,004,844	$1,026,392	$1,044,909	$1,078,434
12/16	$1,022,036	$1,050,952	$1,067,843	$1,098,138
1/17	$1,046,939	$1,076,317	$1,090,882	$1,116,612
2/17	$1,064,358	$1,106,178	$1,114,986	$1,129,572
3/17	$1,070,527	$1,117,961	$1,122,421	$1,128,747
4/17	$1,093,216	$1,134,514	$1,139,088	$1,145,599
5/17	$1,122,246	$1,158,514	$1,160,320	$1,161,599
6/17	$1,124,669	$1,162,972	$1,164,918	$1,166,453
7/17	$1,143,677	$1,190,804	$1,190,051	$1,186,511
8/17	$1,137,195	$1,192,481	$1,191,605	$1,187,835
9/17	$1,153,769	$1,219,246	$1,212,528	$1,197,914
10/17	$1,169,113	$1,242,287	$1,228,373	$1,200,595
11/17	$1,178,064	$1,269,205	$1,246,228	$1,202,146
12/17	$1,190,911	$1,286,369	$1,258,715	$1,206,368
1/18	$1,229,784	$1,354,289	$1,308,121	$1,223,364
2/18	$1,186,610	$1,298,185	$1,266,728	$1,206,883
3/18	$1,182,525	$1,269,889	$1,247,335	$1,202,945
4/18	$1,187,602	$1,284,481	$1,257,934	$1,206,479
5/18	$1,180,832	$1,292,530	$1,259,171	$1,195,828
6/18	$1,179,349	$1,291,914	$1,259,414	$1,197,546
7/18	$1,208,403	$1,332,265	$1,290,256	$1,211,874
8/18	$1,217,597	$1,348,749	$1,302,838	$1,217,792
9/18	$1,222,807	$1,356,259	$1,309,676	$1,223,461
10/18	$1,154,398	$1,256,672	$1,238,040	$1,199,101
11/18	$1,155,684	$1,270,947	$1,242,135	$1,185,134
12/18	$1,093,556	$1,174,307	$1,173,155	$1,164,450
1/19	$1,159,736	$1,265,675	$1,250,030	$1,214,205
2/19	$1,185,386	$1,303,734	$1,281,576	$1,233,945
3/19	$1,207,003	$1,320,857	$1,295,572	$1,242,349
4/19	$1,242,393	$1,367,694	$1,331,621	$1,259,302
5/19	$1,192,863	$1,288,777	$1,274,931	$1,241,072
6/19	$1,251,854	$1,373,701	$1,342,177	$1,276,224
7/19	$1,254,469	$1,380,505	$1,346,597	$1,276,492
8/19	$1,243,307	$1,352,268	$1,329,845	$1,279,611
9/19	$1,259,784	$1,381,045	$1,348,488	$1,280,293
10/19	$1,283,327	$1,416,189	$1,373,889	$1,288,691
11/19	$1,312,534	$1,455,630	$1,399,688	$1,291,178
12/19	$1,353,043	$1,499,238	$1,438,120	$1,320,633
1/20	$1,344,380	$1,490,113	$1,431,117	$1,317,187
2/20	$1,276,288	$1,364,161	$1,343,204	$1,292,769
3/20	$1,089,946	$1,183,624	$1,170,691	$1,136,118
4/20	$1,177,949	$1,312,928	$1,271,399	$1,184,859
5/20	$1,234,977	$1,376,353	$1,330,910	$1,237,017
6/20	$1,260,539	$1,412,759	$1,360,077	$1,253,706
7/20	$1,317,758	$1,480,348	$1,427,520	$1,319,941
8/20	$1,372,357	$1,579,256	$1,496,391	$1,338,104
9/20	$1,339,049	$1,524,773	$1,455,366	$1,319,018
10/20	$1,315,586	$1,478,001	$1,427,783	$1,322,736
11/20	$1,441,798	$1,666,980	$1,569,920	$1,384,869
12/20	$1,499,974	$1,737,655	$1,625,209	$1,415,177
1/21	$1,490,955	$1,720,385	$1,616,329	$1,419,206
2/21	$1,527,355	$1,764,469	$1,645,685	$1,425,313
3/21	$1,552,203	$1,823,176	$1,678,622	$1,418,748
4/21	$1,611,010	$1,908,027	$1,738,344	$1,440,340
5/21	$1,641,947	$1,935,513	$1,758,771	$1,450,165
6/21	$1,650,846	$1,964,365	$1,778,301	$1,456,026
7/21	$1,673,036	$1,999,549	$1,801,309	$1,461,418
8/21	$1,702,742	$2,049,314	$1,832,650	$1,466,520
9/21	$1,645,953	$1,964,226	$1,780,220	$1,459,730
10/21	$1,701,206	$2,075,480	$1,844,113	$1,455,869
11/21	$1,669,573	$2,030,000	$1,807,367	$1,432,230
12/21	$1,732,829	$2,116,763	$1,869,741	$1,459,770
1/22	$1,654,757	$2,004,763	$1,787,390	$1,419,513
2/22	$1,608,843	$1,954,060	$1,749,730	$1,400,732
3/22	$1,616,386	$2,007,686	$1,775,521	$1,388,333
4/22	$1,509,804	$1,840,901	$1,650,541	$1,323,308
5/22	$1,523,748	$1,842,295	$1,652,467	$1,325,858
6/22	$1,396,599	$1,682,712	$1,516,306	$1,227,008
7/22	$1,494,506	$1,816,313	$1,622,685	$1,292,037
8/22	$1,430,244	$1,740,377	$1,564,233	$1,259,379
9/22	$1,328,122	$1,578,592	$1,443,997	$1,200,217
10/22	$1,401,810	$1,691,955	$1,525,867	$1,234,574
11/22	$1,486,736	$1,809,597	$1,612,192	$1,274,713
12/22	$1,445,548	$1,732,749	$1,567,984	$1,275,379
1/23	$1,534,136	$1,855,351	$1,663,088	$1,328,807
2/23	$1,494,259	$1,810,751	$1,628,221	$1,308,531
3/23	$1,532,446	$1,866,703	$1,668,901	$1,326,851
4/23	$1,556,275	$1,899,425	$1,695,076	$1,343,112
5/23	$1,541,623	$1,880,463	$1,676,301	$1,325,511
6/23	$1,597,759	$1,994,189	$1,753,358	$1,350,724
7/23	$1,636,315	$2,061,179	$1,801,612	$1,372,667
8/23	$1,618,449	$2,011,946	$1,772,918	$1,371,093
9/23	$1,559,786	$1,925,154	$1,714,472	$1,351,797
10/23	$1,531,919	$1,869,294	$1,675,800	$1,337,522
11/23	$1,644,358	$2,044,545	$1,807,177	$1,404,236
12/23	$1,717,536	$2,144,920	$1,888,718	$1,457,233
1/24	$1,724,116	$2,170,660	$1,902,376	$1,454,866
2/24	$1,770,574	$2,262,691	$1,956,273	$1,458,078
3/24	$1,805,305	$2,335,402	$2,003,482	$1,471,594
4/24	$1,766,908	$2,248,654	$1,947,972	$1,456,614
5/24	$1,832,045	$2,349,061	$2,014,316	$1,477,692
6/24	$1,847,269	$2,396,860	$2,045,076	$1,486,324
7/24	$1,859,214	$2,439,098	$2,082,904	$1,516,230
8/24	$1,903,398	$2,503,565	$2,133,591	$1,547,227
9/24	$1,922,253	$2,549,415	$2,171,775	$1,573,717
10/24	$1,871,113	$2,498,842	$2,136,392	$1,558,439
11/24	$1,898,639	$2,613,506	$2,203,026	$1,564,510
12/24	$1,855,803	$2,545,396	$2,160,834	$1,554,622
1/25	$1,905,326	$2,635,220	$2,220,025	$1,574,409
2/25	$1,915,964	$2,616,253	$2,215,684	$1,586,658
3/25	$1,883,359	$2,499,776	$2,149,561	$1,582,556
4/25	$1,915,509	$2,521,992	$2,170,966	$1,601,461
5/25	$1,991,642	$2,671,273	$2,266,579	$1,626,935
6/25	$2,062,965	$2,786,547	$2,348,149	$1,663,835
7/25	$2,050,474	$2,822,417	$2,367,623	$1,663,484
8/25	$2,085,722	$2,896,041	$2,420,122	$1,688,286
9/25	$2,130,521	$2,989,137	$2,477,149	$1,701,160
10/25	$2,171,909	$3,048,995	$2,507,208	$1,696,727

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	16.08%	10.54%	8.06%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%
Blended IndexFootnote Reference2	17.35%	11.91%	9.62%
ICE BofA DM HY	8.87%	5.10%	5.42%
Footnote	Description
Footnote[1]	Effective December 7, 2015, the Fund changed its name and principal investment strategies. Performance prior to December 7, 2015 reflects the Fund’s performance under its former investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$286,051,127
# of Portfolio Holdings	578
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,505,100

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.4%
Senior Floating-Rate Loans	2.3%
Corporate Bonds	33.1%
Common Stocks	64.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	3.3%
Microsoft Corp.	3.2%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.4%
Eli Lilly & Co.	2.3%
Apple, Inc.	1.6%
ASML Holding NV	1.6%
Micron Technology, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.3%
AstraZeneca PLC	1.2%
Total	21.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EDIIX-TSR-AR

Eaton Vance Global Income Builder Fund

Class R EDIRX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$153	1.42%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index). The Fund’s custom benchmark is 65% MSCI World Index / 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index (the ICE BofA Index):

↓ The Fund’s underweight allocation to equities detracted from relative performance compared to the ICE BofA Index

↓ The Fund’s allocation to bank loans underperformed the Index and detracted from Index-relative returns during the period

↓ Allocation to preferred securities underperformed the Index, but outperformed the preferred market as measured by ICE BofA Fixed-Rate Preferred Securities Index

↑ The Fund exhibited strong absolute performance driven by strong security selection in both equity and fixed income sleeves

↑ The Fund’s overweight allocation to high yield contributed to relative performance compared to the ICE BofA Index

↑ The Fund’s common stock portfolio outperformed the Index and contributed to Index-relative returns during the period. Among sectors, stock selections and underweight exposure to consumer staples, and stock selections in communication services and financials helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	MSCI World Index	Blended Index	ICE BofA DM HY
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$10,018	$9,950	$9,879	$9,747
12/15	$9,851	$9,775	$9,692	$9,539
1/16	$9,478	$9,191	$9,258	$9,377
2/16	$9,316	$9,122	$9,226	$9,413
3/16	$9,780	$9,741	$9,804	$9,912
4/16	$9,907	$9,895	$10,034	$10,287
5/16	$9,974	$9,951	$10,074	$10,295
6/16	$9,859	$9,839	$10,019	$10,349
7/16	$10,159	$10,255	$10,386	$10,620
8/16	$10,166	$10,264	$10,467	$10,840
9/16	$10,185	$10,318	$10,523	$10,901
10/16	$10,018	$10,118	$10,384	$10,880
11/16	$9,987	$10,264	$10,449	$10,784
12/16	$10,155	$10,510	$10,678	$10,981
1/17	$10,397	$10,763	$10,909	$11,166
2/17	$10,565	$11,062	$11,150	$11,296
3/17	$10,623	$11,180	$11,224	$11,287
4/17	$10,843	$11,345	$11,391	$11,456
5/17	$11,126	$11,585	$11,603	$11,616
6/17	$11,147	$11,630	$11,649	$11,665
7/17	$11,330	$11,908	$11,901	$11,865
8/17	$11,261	$11,925	$11,916	$11,878
9/17	$11,407	$12,192	$12,125	$11,979
10/17	$11,566	$12,423	$12,284	$12,006
11/17	$11,636	$12,692	$12,462	$12,021
12/17	$11,771	$12,864	$12,587	$12,064
1/18	$12,151	$13,543	$13,081	$12,234
2/18	$11,718	$12,982	$12,667	$12,069
3/18	$11,673	$12,699	$12,473	$12,029
4/18	$11,718	$12,845	$12,579	$12,065
5/18	$11,659	$12,925	$12,592	$11,958
6/18	$11,626	$12,919	$12,594	$11,975
7/18	$11,907	$13,323	$12,903	$12,119
8/18	$11,993	$13,487	$13,028	$12,178
9/18	$12,039	$13,563	$13,097	$12,235
10/18	$11,359	$12,567	$12,380	$11,991
11/18	$11,367	$12,709	$12,421	$11,851
12/18	$10,736	$11,743	$11,732	$11,645
1/19	$11,382	$12,657	$12,500	$12,142
2/19	$11,629	$13,037	$12,816	$12,339
3/19	$11,836	$13,209	$12,956	$12,423
4/19	$12,179	$13,677	$13,316	$12,593
5/19	$11,701	$12,888	$12,749	$12,411
6/19	$12,262	$13,737	$13,422	$12,762
7/19	$12,296	$13,805	$13,466	$12,765
8/19	$12,181	$13,523	$13,298	$12,796
9/19	$12,337	$13,810	$13,485	$12,803
10/19	$12,562	$14,162	$13,739	$12,887
11/19	$12,843	$14,556	$13,997	$12,912
12/19	$13,234	$14,992	$14,381	$13,206
1/20	$13,144	$14,901	$14,311	$13,172
2/20	$12,473	$13,642	$13,432	$12,928
3/20	$10,644	$11,836	$11,707	$11,361
4/20	$11,498	$13,129	$12,714	$11,849
5/20	$12,037	$13,764	$13,309	$12,370
6/20	$12,296	$14,128	$13,601	$12,537
7/20	$12,835	$14,803	$14,275	$13,199
8/20	$13,376	$15,793	$14,964	$13,381
9/20	$13,031	$15,248	$14,554	$13,190
10/20	$12,797	$14,780	$14,278	$13,227
11/20	$14,022	$16,670	$15,699	$13,849
12/20	$14,597	$17,377	$16,252	$14,152
1/21	$14,489	$17,204	$16,163	$14,192
2/21	$14,838	$17,645	$16,457	$14,253
3/21	$15,074	$18,232	$16,786	$14,187
4/21	$15,641	$19,080	$17,383	$14,403
5/21	$15,936	$19,355	$17,588	$14,502
6/21	$16,001	$19,644	$17,783	$14,560
7/21	$16,210	$19,995	$18,013	$14,614
8/21	$16,493	$20,493	$18,327	$14,665
9/21	$15,933	$19,642	$17,802	$14,597
10/21	$16,478	$20,755	$18,441	$14,559
11/21	$16,164	$20,300	$18,074	$14,322
12/21	$16,757	$21,168	$18,697	$14,598
1/22	$15,994	$20,048	$17,874	$14,195
2/22	$15,555	$19,541	$17,497	$14,007
3/22	$15,607	$20,077	$17,755	$13,883
4/22	$14,584	$18,409	$16,505	$13,233
5/22	$14,698	$18,423	$16,525	$13,259
6/22	$13,477	$16,827	$15,163	$12,270
7/22	$14,417	$18,163	$16,227	$12,920
8/22	$13,790	$17,404	$15,642	$12,594
9/22	$12,787	$15,786	$14,440	$12,002
10/22	$13,508	$16,920	$15,259	$12,346
11/22	$14,322	$18,096	$16,122	$12,747
12/22	$13,918	$17,327	$15,680	$12,754
1/23	$14,767	$18,554	$16,631	$13,288
2/23	$14,376	$18,108	$16,282	$13,085
3/23	$14,722	$18,667	$16,689	$13,269
4/23	$14,961	$18,994	$16,951	$13,431
5/23	$14,814	$18,805	$16,763	$13,255
6/23	$15,348	$19,942	$17,534	$13,507
7/23	$15,698	$20,612	$18,016	$13,727
8/23	$15,519	$20,119	$17,729	$13,711
9/23	$14,949	$19,252	$17,145	$13,518
10/23	$14,675	$18,693	$16,758	$13,375
11/23	$15,765	$20,445	$18,072	$14,042
12/23	$16,443	$21,449	$18,887	$14,572
1/24	$16,506	$21,707	$19,024	$14,549
2/24	$16,945	$22,627	$19,563	$14,581
3/24	$17,271	$23,354	$20,035	$14,716
4/24	$16,912	$22,487	$19,480	$14,566
5/24	$17,513	$23,491	$20,143	$14,777
6/24	$17,651	$23,969	$20,451	$14,863
7/24	$17,757	$24,391	$20,829	$15,162
8/24	$18,174	$25,036	$21,336	$15,472
9/24	$18,346	$25,494	$21,718	$15,737
10/24	$17,850	$24,988	$21,364	$15,584
11/24	$18,105	$26,135	$22,030	$15,645
12/24	$17,687	$25,454	$21,608	$15,546
1/25	$18,153	$26,352	$22,200	$15,744
2/25	$18,264	$26,163	$22,157	$15,867
3/25	$17,927	$24,998	$21,496	$15,826
4/25	$18,225	$25,220	$21,710	$16,015
5/25	$18,943	$26,713	$22,666	$16,269
6/25	$19,614	$27,865	$23,481	$16,638
7/25	$19,486	$28,224	$23,676	$16,635
8/25	$19,813	$28,960	$24,201	$16,883
9/25	$20,231	$29,891	$24,771	$17,012
10/25	$20,616	$30,490	$25,072	$16,967

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R	15.49%	10.00%	7.50%
MSCI World Index (net of foreign withholding taxes)	22.02%	15.57%	11.78%
Blended IndexFootnote Reference2	17.35%	11.91%	9.62%
ICE BofA DM HY	8.87%	5.10%	5.42%
Footnote	Description
Footnote[1]	Effective December 7, 2015, the Fund changed its name and principal investment strategies. Performance prior to December 7, 2015 reflects the Fund’s performance under its former investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$286,051,127
# of Portfolio Holdings	578
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,505,100

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.4%
Senior Floating-Rate Loans	2.3%
Corporate Bonds	33.1%
Common Stocks	64.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	3.3%
Microsoft Corp.	3.2%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.4%
Eli Lilly & Co.	2.3%
Apple, Inc.	1.6%
ASML Holding NV	1.6%
Micron Technology, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.3%
AstraZeneca PLC	1.2%
Total	21.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EDIRX-TSR-AR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class A EGRAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$270	2.47%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$9,809	$10,005	$10,001
12/15	$9,817	$9,978	$10,004
1/16	$9,675	$10,123	$10,004
2/16	$9,675	$10,221	$10,007
3/16	$9,838	$10,305	$10,011
4/16	$9,868	$10,322	$10,014
5/16	$9,970	$10,366	$10,015
6/16	$10,031	$10,563	$10,018
7/16	$10,062	$10,627	$10,021
8/16	$10,317	$10,621	$10,023
9/16	$10,358	$10,620	$10,028
10/16	$10,378	$10,517	$10,031
11/16	$10,235	$10,343	$10,032
12/16	$10,364	$10,372	$10,037
1/17	$10,395	$10,334	$10,041
2/17	$10,416	$10,422	$10,045
3/17	$10,643	$10,417	$10,047
4/17	$10,726	$10,488	$10,054
5/17	$10,778	$10,549	$10,059
6/17	$10,819	$10,520	$10,067
7/17	$10,747	$10,554	$10,076
8/17	$10,850	$10,650	$10,085
9/17	$10,840	$10,601	$10,094
10/17	$10,923	$10,646	$10,103
11/17	$10,964	$10,663	$10,111
12/17	$10,933	$10,686	$10,123
1/18	$11,071	$10,610	$10,135
2/18	$11,007	$10,586	$10,144
3/18	$10,986	$10,674	$10,158
4/18	$10,837	$10,634	$10,172
5/18	$10,688	$10,674	$10,187
6/18	$10,539	$10,694	$10,204
7/18	$10,561	$10,697	$10,220
8/18	$10,316	$10,730	$10,239
9/18	$10,263	$10,689	$10,255
10/18	$10,114	$10,668	$10,272
11/18	$10,008	$10,720	$10,293
12/18	$9,986	$10,875	$10,312
1/19	$10,178	$10,990	$10,333
2/19	$10,273	$11,003	$10,351
3/19	$10,231	$11,200	$10,374
4/19	$10,220	$11,207	$10,394
5/19	$10,316	$11,368	$10,417
6/19	$10,561	$11,528	$10,440
7/19	$10,773	$11,618	$10,459
8/19	$10,667	$11,882	$10,481
9/19	$10,869	$11,827	$10,499
10/19	$10,901	$11,806	$10,519
11/19	$11,145	$11,792	$10,532
12/19	$11,427	$11,768	$10,547
1/20	$11,538	$11,981	$10,562
2/20	$11,461	$12,127	$10,577
3/20	$10,255	$11,938	$10,608
4/20	$10,808	$12,132	$10,609
5/20	$11,239	$12,166	$10,609
6/20	$11,405	$12,227	$10,610
7/20	$11,361	$12,360	$10,613
8/20	$11,615	$12,271	$10,613
9/20	$11,549	$12,316	$10,615
10/20	$11,571	$12,317	$10,616
11/20	$11,770	$12,387	$10,617
12/20	$11,941	$12,425	$10,618
1/21	$12,022	$12,358	$10,619
2/21	$12,011	$12,166	$10,620
3/21	$11,894	$12,118	$10,620
4/21	$12,011	$12,150	$10,621
5/21	$12,139	$12,177	$10,621
6/21	$12,221	$12,236	$10,620
7/21	$12,198	$12,388	$10,621
8/21	$12,291	$12,364	$10,621
9/21	$12,268	$12,247	$10,622
10/21	$12,209	$12,215	$10,622
11/21	$12,139	$12,302	$10,622
12/21	$12,341	$12,252	$10,623
1/22	$12,244	$12,060	$10,623
2/22	$12,134	$11,899	$10,624
3/22	$11,902	$11,643	$10,627
4/22	$12,109	$11,330	$10,629
5/22	$11,914	$11,314	$10,636
6/22	$11,584	$11,142	$10,638
7/22	$11,327	$11,426	$10,644
8/22	$11,694	$11,128	$10,661
9/22	$11,474	$10,771	$10,687
10/22	$11,596	$10,734	$10,704
11/22	$11,889	$11,007	$10,739
12/22	$12,058	$10,877	$10,778
1/23	$12,352	$11,128	$10,811
2/23	$12,390	$10,951	$10,847
3/23	$12,339	$11,193	$10,893
4/23	$12,352	$11,251	$10,928
5/23	$12,569	$11,207	$10,970
6/23	$12,837	$11,200	$11,021
7/23	$12,850	$11,204	$11,065
8/23	$12,875	$11,190	$11,114
9/23	$12,684	$10,997	$11,165
10/23	$12,658	$10,919	$11,215
11/23	$12,773	$11,294	$11,266
12/23	$13,034	$11,655	$11,318
1/24	$13,152	$11,632	$11,366
2/24	$13,350	$11,552	$11,413
3/24	$13,666	$11,656	$11,464
4/24	$13,587	$11,469	$11,513
5/24	$13,851	$11,570	$11,569
6/24	$13,759	$11,671	$11,616
7/24	$13,956	$11,896	$11,668
8/24	$13,877	$12,026	$11,724
9/24	$13,983	$12,166	$11,775
10/24	$13,877	$12,001	$11,819
11/24	$14,035	$12,144	$11,865
12/24	$14,231	$12,051	$11,912
1/25	$14,650	$12,097	$11,956
2/25	$14,831	$12,243	$11,994
3/25	$14,901	$12,192	$12,034
4/25	$14,957	$12,312	$12,076
5/25	$15,264	$12,271	$12,120
6/25	$15,487	$12,389	$12,160
7/25	$15,613	$12,379	$12,201
8/25	$15,850	$12,447	$12,249
9/25	$16,115	$12,538	$12,290
10/25	$16,490	$12,637	$12,333

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	18.84%	7.34%	5.47%
Class A with 3.25% Maximum Sales Charge	15.02%	6.64%	5.12%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Sovereign Government Bonds 60.3%
Short-Term Investments 17.5%
Common Stocks 8.6%
Foreign Corporate Bonds 6.3%
Senior Floating-Rate Loans 2.2%
Sovereign Loans 1.6%
Insurance Linked Securities 1.2%
Credit Linked Notes 1.1%
Other† 1.2%

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EGRAX-TSR-AR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class C EGRCX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$351	3.22%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,131	$10,005	$10,001
12/15	$10,132	$9,978	$10,004
1/16	$9,971	$10,123	$10,004
2/16	$9,982	$10,221	$10,007
3/16	$10,132	$10,305	$10,011
4/16	$10,164	$10,322	$10,014
5/16	$10,260	$10,366	$10,015
6/16	$10,313	$10,563	$10,018
7/16	$10,345	$10,627	$10,021
8/16	$10,602	$10,621	$10,023
9/16	$10,634	$10,620	$10,028
10/16	$10,645	$10,517	$10,031
11/16	$10,495	$10,343	$10,032
12/16	$10,625	$10,372	$10,037
1/17	$10,658	$10,334	$10,041
2/17	$10,669	$10,422	$10,045
3/17	$10,895	$10,417	$10,047
4/17	$10,970	$10,488	$10,054
5/17	$11,013	$10,549	$10,059
6/17	$11,056	$10,520	$10,067
7/17	$10,970	$10,554	$10,076
8/17	$11,078	$10,650	$10,085
9/17	$11,056	$10,601	$10,094
10/17	$11,132	$10,646	$10,103
11/17	$11,175	$10,663	$10,111
12/17	$11,127	$10,686	$10,123
1/18	$11,259	$10,610	$10,135
2/18	$11,193	$10,586	$10,144
3/18	$11,160	$10,674	$10,158
4/18	$11,005	$10,634	$10,172
5/18	$10,851	$10,674	$10,187
6/18	$10,696	$10,694	$10,204
7/18	$10,707	$10,697	$10,220
8/18	$10,442	$10,730	$10,239
9/18	$10,398	$10,689	$10,255
10/18	$10,232	$10,668	$10,272
11/18	$10,122	$10,720	$10,293
12/18	$10,100	$10,875	$10,312
1/19	$10,277	$10,990	$10,333
2/19	$10,365	$11,003	$10,351
3/19	$10,321	$11,200	$10,374
4/19	$10,310	$11,207	$10,394
5/19	$10,398	$11,368	$10,417
6/19	$10,641	$11,528	$10,440
7/19	$10,851	$11,618	$10,459
8/19	$10,740	$11,882	$10,481
9/19	$10,928	$11,827	$10,499
10/19	$10,961	$11,806	$10,519
11/19	$11,193	$11,792	$10,532
12/19	$11,473	$11,768	$10,547
1/20	$11,575	$11,981	$10,562
2/20	$11,496	$12,127	$10,577
3/20	$10,279	$11,938	$10,608
4/20	$10,825	$12,132	$10,609
5/20	$11,257	$12,166	$10,609
6/20	$11,416	$12,227	$10,610
7/20	$11,359	$12,360	$10,613
8/20	$11,609	$12,271	$10,613
9/20	$11,541	$12,316	$10,615
10/20	$11,541	$12,317	$10,616
11/20	$11,734	$12,387	$10,617
12/20	$11,899	$12,425	$10,618
1/21	$11,970	$12,358	$10,619
2/21	$11,958	$12,166	$10,620
3/21	$11,840	$12,118	$10,620
4/21	$11,935	$12,150	$10,621
5/21	$12,065	$12,177	$10,621
6/21	$12,137	$12,236	$10,620
7/21	$12,113	$12,388	$10,621
8/21	$12,196	$12,364	$10,621
9/21	$12,161	$12,247	$10,622
10/21	$12,101	$12,215	$10,622
11/21	$12,030	$12,302	$10,622
12/21	$12,216	$12,252	$10,623
1/22	$12,117	$12,060	$10,623
2/22	$12,006	$11,899	$10,624
3/22	$11,759	$11,643	$10,627
4/22	$11,956	$11,330	$10,629
5/22	$11,759	$11,314	$10,636
6/22	$11,425	$11,142	$10,638
7/22	$11,178	$11,426	$10,644
8/22	$11,524	$11,128	$10,661
9/22	$11,302	$10,771	$10,687
10/22	$11,413	$10,734	$10,704
11/22	$11,697	$11,007	$10,739
12/22	$11,861	$10,877	$10,778
1/23	$12,130	$11,128	$10,811
2/23	$12,169	$10,951	$10,847
3/23	$12,105	$11,193	$10,893
4/23	$12,105	$11,251	$10,928
5/23	$12,323	$11,207	$10,970
6/23	$12,566	$11,200	$11,021
7/23	$12,579	$11,204	$11,065
8/23	$12,605	$11,190	$11,114
9/23	$12,400	$10,997	$11,165
10/23	$12,361	$10,919	$11,215
11/23	$12,477	$11,294	$11,266
12/23	$12,719	$11,655	$11,318
1/24	$12,837	$11,632	$11,366
2/24	$13,008	$11,552	$11,413
3/24	$13,309	$11,656	$11,464
4/24	$13,217	$11,469	$11,513
5/24	$13,466	$11,570	$11,569
6/24	$13,375	$11,671	$11,616
7/24	$13,558	$11,896	$11,668
8/24	$13,466	$12,026	$11,724
9/24	$13,571	$12,166	$11,775
10/24	$13,453	$12,001	$11,819
11/24	$13,598	$12,144	$11,865
12/24	$13,790	$12,051	$11,912
1/25	$14,176	$12,097	$11,956
2/25	$14,341	$12,243	$11,994
3/25	$14,410	$12,192	$12,034
4/25	$14,451	$12,312	$12,076
5/25	$14,741	$12,271	$12,120
6/25	$14,934	$12,389	$12,160
7/25	$15,058	$12,379	$12,201
8/25	$15,265	$12,447	$12,249
9/25	$15,513	$12,538	$12,290
10/25	$16,105	$12,637	$12,333

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	17.98%	6.58%	4.88%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	16.98%	6.58%	4.88%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EGRCX-TSR-AR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class I EGRIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$243	2.22%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,013,712	$1,000,460	$1,000,059
12/15	$1,015,570	$997,753	$1,000,389
1/16	$999,897	$1,012,349	$1,000,419
2/16	$1,000,942	$1,022,079	$1,000,663
3/16	$1,017,659	$1,030,494	$1,001,121
4/16	$1,020,794	$1,032,243	$1,001,390
5/16	$1,032,287	$1,036,607	$1,001,469
6/16	$1,038,556	$1,056,340	$1,001,846
7/16	$1,042,735	$1,062,651	$1,002,136
8/16	$1,068,856	$1,062,109	$1,002,314
9/16	$1,073,035	$1,061,982	$1,002,808
10/16	$1,076,170	$1,051,685	$1,003,059
11/16	$1,061,542	$1,034,316	$1,003,234
12/16	$1,075,111	$1,037,150	$1,003,661
1/17	$1,079,365	$1,033,372	$1,004,104
2/17	$1,081,491	$1,042,218	$1,004,520
3/17	$1,104,886	$1,041,738	$1,004,694
4/17	$1,114,457	$1,048,802	$1,005,369
5/17	$1,119,774	$1,054,924	$1,005,876
6/17	$1,124,028	$1,051,971	$1,006,723
7/17	$1,116,584	$1,055,429	$1,007,579
8/17	$1,128,282	$1,065,048	$1,008,523
9/17	$1,127,218	$1,060,131	$1,009,387
10/17	$1,135,725	$1,064,602	$1,010,289
11/17	$1,141,042	$1,066,252	$1,011,128
12/17	$1,137,225	$1,068,635	$1,012,252
1/18	$1,152,593	$1,061,006	$1,013,461
2/18	$1,146,006	$1,058,614	$1,014,419
3/18	$1,143,811	$1,067,391	$1,015,842
4/18	$1,128,443	$1,063,420	$1,017,170
5/18	$1,113,075	$1,067,393	$1,018,722
6/18	$1,097,707	$1,069,382	$1,020,436
7/18	$1,101,000	$1,069,675	$1,022,035
8/18	$1,074,656	$1,072,963	$1,023,878
9/18	$1,070,265	$1,068,858	$1,025,451
10/18	$1,054,897	$1,066,769	$1,027,224
11/18	$1,043,920	$1,071,989	$1,029,332
12/18	$1,042,384	$1,087,473	$1,031,227
1/19	$1,062,155	$1,098,992	$1,033,259
2/19	$1,072,040	$1,100,312	$1,035,099
3/19	$1,068,745	$1,120,019	$1,037,410
4/19	$1,067,647	$1,120,687	$1,039,361
5/19	$1,078,631	$1,136,813	$1,041,733
6/19	$1,103,894	$1,152,753	$1,044,038
7/19	$1,125,862	$1,161,824	$1,045,932
8/19	$1,115,977	$1,188,172	$1,048,077
9/19	$1,136,846	$1,182,666	$1,049,908
10/19	$1,141,240	$1,180,624	$1,051,928
11/19	$1,166,503	$1,179,240	$1,053,240
12/19	$1,196,621	$1,176,822	$1,054,743
1/20	$1,208,061	$1,198,059	$1,056,153
2/20	$1,200,053	$1,212,722	$1,057,714
3/20	$1,074,214	$1,193,848	$1,060,803
4/20	$1,132,557	$1,213,175	$1,060,886
5/20	$1,178,317	$1,216,614	$1,060,904
6/20	$1,195,477	$1,222,685	$1,061,040
7/20	$1,192,045	$1,236,047	$1,061,250
8/20	$1,218,357	$1,227,090	$1,061,331
9/20	$1,211,493	$1,231,572	$1,061,457
10/20	$1,213,781	$1,231,662	$1,061,568
11/20	$1,234,373	$1,238,690	$1,061,662
12/20	$1,253,018	$1,242,496	$1,061,779
1/21	$1,262,703	$1,235,831	$1,061,879
2/21	$1,261,493	$1,216,607	$1,061,969
3/21	$1,250,597	$1,211,814	$1,062,046
4/21	$1,261,493	$1,214,982	$1,062,062
5/21	$1,276,021	$1,217,694	$1,062,084
6/21	$1,284,495	$1,223,633	$1,062,045
7/21	$1,283,284	$1,238,841	$1,062,098
8/21	$1,292,970	$1,236,359	$1,062,140
9/21	$1,290,548	$1,224,686	$1,062,198
10/21	$1,285,706	$1,221,483	$1,062,155
11/21	$1,278,442	$1,230,197	$1,062,226
12/21	$1,298,988	$1,225,207	$1,062,301
1/22	$1,290,099	$1,205,958	$1,062,253
2/22	$1,278,671	$1,189,917	$1,062,390
3/22	$1,253,276	$1,164,266	$1,062,717
4/22	$1,276,132	$1,132,975	$1,062,867
5/22	$1,257,085	$1,131,416	$1,063,599
6/22	$1,221,531	$1,114,245	$1,063,831
7/22	$1,196,136	$1,142,626	$1,064,376
8/22	$1,234,229	$1,112,797	$1,066,094
9/22	$1,211,373	$1,077,074	$1,068,747
10/22	$1,224,071	$1,073,387	$1,070,424
11/22	$1,255,815	$1,100,740	$1,073,876
12/22	$1,273,831	$1,087,749	$1,077,763
1/23	$1,305,777	$1,112,803	$1,081,138
2/23	$1,309,770	$1,095,054	$1,084,667
3/23	$1,303,115	$1,119,336	$1,089,332
4/23	$1,305,777	$1,125,099	$1,092,761
5/23	$1,329,736	$1,120,669	$1,097,041
6/23	$1,357,689	$1,120,001	$1,102,061
7/23	$1,360,351	$1,120,363	$1,106,450
8/23	$1,363,013	$1,118,956	$1,111,446
9/23	$1,341,716	$1,099,659	$1,116,539
10/23	$1,339,054	$1,091,851	$1,121,526
11/23	$1,352,364	$1,129,392	$1,126,561
12/23	$1,380,397	$1,165,486	$1,131,812
1/24	$1,394,159	$1,163,201	$1,136,648
2/24	$1,413,427	$1,155,220	$1,141,305
3/24	$1,449,210	$1,165,637	$1,146,430
4/24	$1,439,576	$1,146,870	$1,151,349
5/24	$1,468,478	$1,157,018	$1,156,874
6/24	$1,458,844	$1,167,057	$1,161,592
7/24	$1,479,488	$1,189,603	$1,166,795
8/24	$1,471,230	$1,202,633	$1,172,377
9/24	$1,483,617	$1,216,588	$1,177,462
10/24	$1,472,606	$1,200,125	$1,181,935
11/24	$1,489,122	$1,214,380	$1,186,451
12/24	$1,511,514	$1,205,061	$1,191,248
1/25	$1,555,284	$1,209,730	$1,195,634
2/25	$1,574,250	$1,224,297	$1,199,431
3/25	$1,583,004	$1,219,188	$1,203,435
4/25	$1,588,840	$1,231,192	$1,207,576
5/25	$1,622,397	$1,227,121	$1,211,966
6/25	$1,645,741	$1,238,873	$1,215,951
7/25	$1,660,331	$1,237,881	$1,220,148
8/25	$1,685,134	$1,244,665	$1,224,942
9/25	$1,712,855	$1,253,833	$1,229,044
10/25	$1,753,706	$1,263,731	$1,233,289

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	19.09%	7.63%	5.77%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EGRIX-TSR-AR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class R EGRRX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$297	2.72%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,140	$10,005	$10,001
12/15	$10,142	$9,978	$10,004
1/16	$9,993	$10,123	$10,004
2/16	$10,004	$10,221	$10,007
3/16	$10,163	$10,305	$10,011
4/16	$10,195	$10,322	$10,014
5/16	$10,301	$10,366	$10,015
6/16	$10,354	$10,563	$10,018
7/16	$10,386	$10,627	$10,021
8/16	$10,652	$10,621	$10,023
9/16	$10,684	$10,620	$10,028
10/16	$10,705	$10,517	$10,031
11/16	$10,556	$10,343	$10,032
12/16	$10,696	$10,372	$10,037
1/17	$10,728	$10,334	$10,041
2/17	$10,739	$10,422	$10,045
3/17	$10,976	$10,417	$10,047
4/17	$11,062	$10,488	$10,054
5/17	$11,105	$10,549	$10,059
6/17	$11,159	$10,520	$10,067
7/17	$11,073	$10,554	$10,076
8/17	$11,181	$10,650	$10,085
9/17	$11,170	$10,601	$10,094
10/17	$11,246	$10,646	$10,103
11/17	$11,299	$10,663	$10,111
12/17	$11,261	$10,686	$10,123
1/18	$11,404	$10,610	$10,135
2/18	$11,338	$10,586	$10,144
3/18	$11,305	$10,674	$10,158
4/18	$11,150	$10,634	$10,172
5/18	$10,995	$10,674	$10,187
6/18	$10,841	$10,694	$10,204
7/18	$10,863	$10,697	$10,220
8/18	$10,609	$10,730	$10,239
9/18	$10,553	$10,689	$10,255
10/18	$10,399	$10,668	$10,272
11/18	$10,288	$10,720	$10,293
12/18	$10,266	$10,875	$10,312
1/19	$10,454	$10,990	$10,333
2/19	$10,553	$11,003	$10,351
3/19	$10,509	$11,200	$10,374
4/19	$10,498	$11,207	$10,394
5/19	$10,598	$11,368	$10,417
6/19	$10,841	$11,528	$10,440
7/19	$11,062	$11,618	$10,459
8/19	$10,951	$11,882	$10,481
9/19	$11,150	$11,827	$10,499
10/19	$11,183	$11,806	$10,519
11/19	$11,437	$11,792	$10,532
12/19	$11,725	$11,768	$10,547
1/20	$11,828	$11,981	$10,562
2/20	$11,759	$12,127	$10,577
3/20	$10,510	$11,938	$10,608
4/20	$11,083	$12,132	$10,609
5/20	$11,519	$12,166	$10,609
6/20	$11,691	$12,227	$10,610
7/20	$11,645	$12,360	$10,613
8/20	$11,908	$12,271	$10,613
9/20	$11,828	$12,316	$10,615
10/20	$11,851	$12,317	$10,616
11/20	$12,046	$12,387	$10,617
12/20	$12,220	$12,425	$10,618
1/21	$12,305	$12,358	$10,619
2/21	$12,293	$12,166	$10,620
3/21	$12,172	$12,118	$10,620
4/21	$12,281	$12,150	$10,621
5/21	$12,414	$12,177	$10,621
6/21	$12,498	$12,236	$10,620
7/21	$12,474	$12,388	$10,621
8/21	$12,571	$12,364	$10,621
9/21	$12,535	$12,247	$10,622
10/21	$12,486	$12,215	$10,622
11/21	$12,414	$12,302	$10,622
12/21	$12,609	$12,252	$10,623
1/22	$12,508	$12,060	$10,623
2/22	$12,394	$11,899	$10,624
3/22	$12,154	$11,643	$10,627
4/22	$12,369	$11,330	$10,629
5/22	$12,166	$11,314	$10,636
6/22	$11,825	$11,142	$10,638
7/22	$11,573	$11,426	$10,644
8/22	$11,939	$11,128	$10,661
9/22	$11,712	$10,771	$10,687
10/22	$11,825	$10,734	$10,704
11/22	$12,129	$11,007	$10,739
12/22	$12,298	$10,877	$10,778
1/23	$12,602	$11,128	$10,811
2/23	$12,628	$10,951	$10,847
3/23	$12,575	$11,193	$10,893
4/23	$12,588	$11,251	$10,928
5/23	$12,813	$11,207	$10,970
6/23	$13,077	$11,200	$11,021
7/23	$13,090	$11,204	$11,065
8/23	$13,116	$11,190	$11,114
9/23	$12,905	$10,997	$11,165
10/23	$12,879	$10,919	$11,215
11/23	$12,997	$11,294	$11,266
12/23	$13,261	$11,655	$11,318
1/24	$13,384	$11,632	$11,366
2/24	$13,574	$11,552	$11,413
3/24	$13,900	$11,656	$11,464
4/24	$13,805	$11,469	$11,513
5/24	$14,076	$11,570	$11,569
6/24	$13,981	$11,671	$11,616
7/24	$14,172	$11,896	$11,668
8/24	$14,090	$12,026	$11,724
9/24	$14,199	$12,166	$11,775
10/24	$14,090	$12,001	$11,819
11/24	$14,240	$12,144	$11,865
12/24	$14,448	$12,051	$11,912
1/25	$14,864	$12,097	$11,956
2/25	$15,036	$12,243	$11,994
3/25	$15,122	$12,192	$12,034
4/25	$15,166	$12,312	$12,076
5/25	$15,481	$12,271	$12,120
6/25	$15,696	$12,389	$12,160
7/25	$15,826	$12,379	$12,201
8/25	$16,055	$12,447	$12,249
9/25	$16,313	$12,538	$12,290
10/25	$16,701	$12,637	$12,333

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	18.53%	7.10%	5.26%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EGRRX-TSR-AR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class R6 EGRSX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$240	2.19%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$5,000,000	$5,000,000	$5,000,000
11/15	$5,068,560	$5,002,302	$5,000,297
12/15	$5,077,849	$4,988,766	$5,001,943
1/16	$4,999,487	$5,061,744	$5,002,095
2/16	$5,004,711	$5,110,397	$5,003,313
3/16	$5,088,297	$5,152,468	$5,005,603
4/16	$5,103,970	$5,161,217	$5,006,952
5/16	$5,161,435	$5,183,035	$5,007,343
6/16	$5,192,780	$5,281,699	$5,009,228
7/16	$5,213,676	$5,313,255	$5,010,678
8/16	$5,344,279	$5,310,546	$5,011,569
9/16	$5,365,176	$5,309,912	$5,014,041
10/16	$5,380,848	$5,258,426	$5,015,295
11/16	$5,307,710	$5,171,578	$5,016,172
12/16	$5,375,554	$5,185,749	$5,018,303
1/17	$5,396,823	$5,166,860	$5,020,522
2/17	$5,407,457	$5,211,092	$5,022,602
3/17	$5,524,432	$5,208,688	$5,023,472
4/17	$5,572,286	$5,244,010	$5,026,843
5/17	$5,598,871	$5,274,618	$5,029,380
6/17	$5,625,456	$5,259,855	$5,033,613
7/17	$5,588,237	$5,277,147	$5,037,897
8/17	$5,641,408	$5,325,239	$5,042,616
9/17	$5,641,408	$5,300,656	$5,046,936
10/17	$5,683,944	$5,323,012	$5,051,445
11/17	$5,710,529	$5,331,259	$5,055,642
12/17	$5,693,834	$5,343,176	$5,061,260
1/18	$5,776,194	$5,305,032	$5,067,306
2/18	$5,748,741	$5,293,071	$5,072,097
3/18	$5,732,269	$5,336,956	$5,079,208
4/18	$5,660,890	$5,317,098	$5,085,848
5/18	$5,584,020	$5,336,963	$5,093,612
6/18	$5,507,151	$5,346,910	$5,102,180
7/18	$5,523,623	$5,348,376	$5,110,176
8/18	$5,391,847	$5,364,813	$5,119,389
9/18	$5,369,884	$5,344,290	$5,127,254
10/18	$5,293,014	$5,333,847	$5,136,119
11/18	$5,238,108	$5,359,944	$5,146,659
12/18	$5,230,485	$5,437,366	$5,156,133
1/19	$5,323,984	$5,494,959	$5,166,296
2/19	$5,378,984	$5,501,561	$5,175,495
3/19	$5,356,984	$5,600,097	$5,187,050
4/19	$5,356,984	$5,603,433	$5,196,807
5/19	$5,411,984	$5,684,063	$5,208,666
6/19	$5,538,484	$5,763,765	$5,220,192
7/19	$5,648,484	$5,809,118	$5,229,659
8/19	$5,598,984	$5,940,859	$5,240,387
9/19	$5,703,483	$5,913,331	$5,249,542
10/19	$5,719,983	$5,903,122	$5,259,640
11/19	$5,851,983	$5,896,198	$5,266,200
12/19	$6,003,398	$5,884,109	$5,273,717
1/20	$6,060,737	$5,990,296	$5,280,763
2/20	$6,026,333	$6,063,612	$5,288,570
3/20	$5,389,870	$5,969,242	$5,304,017
4/20	$5,682,299	$6,065,877	$5,304,431
5/20	$5,917,389	$6,083,068	$5,304,518
6/20	$6,003,398	$6,113,427	$5,305,199
7/20	$5,980,462	$6,180,233	$5,306,250
8/20	$6,118,076	$6,135,449	$5,306,656
9/20	$6,083,672	$6,157,862	$5,307,287
10/20	$6,095,140	$6,158,311	$5,307,838
11/20	$6,198,350	$6,193,449	$5,308,309
12/20	$6,292,899	$6,212,477	$5,308,896
1/21	$6,335,418	$6,179,154	$5,309,396
2/21	$6,335,418	$6,083,036	$5,309,846
3/21	$6,274,676	$6,059,070	$5,310,230
4/21	$6,335,418	$6,074,909	$5,310,309
5/21	$6,402,235	$6,088,469	$5,310,418
6/21	$6,450,829	$6,118,163	$5,310,223
7/21	$6,444,754	$6,194,203	$5,310,491
8/21	$6,493,348	$6,181,793	$5,310,701
9/21	$6,481,200	$6,123,429	$5,310,991
10/21	$6,456,903	$6,107,417	$5,310,773
11/21	$6,420,457	$6,150,983	$5,311,129
12/21	$6,526,939	$6,126,036	$5,311,506
1/22	$6,482,277	$6,029,788	$5,311,266
2/22	$6,424,855	$5,949,583	$5,311,948
3/22	$6,297,252	$5,821,332	$5,313,586
4/22	$6,412,095	$5,664,874	$5,314,333
5/22	$6,310,012	$5,657,081	$5,317,993
6/22	$6,137,747	$5,571,227	$5,319,153
7/22	$6,003,763	$5,713,130	$5,321,879
8/22	$6,201,549	$5,563,986	$5,330,469
9/22	$6,086,705	$5,385,368	$5,343,734
10/22	$6,144,127	$5,366,936	$5,352,121
11/22	$6,310,012	$5,503,702	$5,369,381
12/22	$6,399,457	$5,438,747	$5,388,815
1/23	$6,560,113	$5,564,016	$5,405,690
2/23	$6,580,195	$5,475,270	$5,423,334
3/23	$6,546,725	$5,596,680	$5,446,661
4/23	$6,560,113	$5,625,494	$5,463,804
5/23	$6,680,605	$5,603,347	$5,485,203
6/23	$6,821,179	$5,600,003	$5,510,306
7/23	$6,834,567	$5,601,816	$5,532,248
8/23	$6,847,955	$5,594,778	$5,557,228
9/23	$6,740,851	$5,498,295	$5,582,693
10/23	$6,734,157	$5,459,257	$5,607,629
11/23	$6,801,097	$5,646,962	$5,632,804
12/23	$6,941,234	$5,827,429	$5,659,060
1/24	$7,003,581	$5,816,007	$5,683,242
2/24	$7,107,492	$5,776,099	$5,706,525
3/24	$7,280,676	$5,828,185	$5,732,150
4/24	$7,232,184	$5,734,348	$5,756,745
5/24	$7,377,659	$5,785,088	$5,784,371
6/24	$7,329,168	$5,835,286	$5,807,959
7/24	$7,440,006	$5,948,017	$5,833,975
8/24	$7,398,442	$6,013,163	$5,861,883
9/24	$7,460,788	$6,082,940	$5,887,312
10/24	$7,405,369	$6,000,625	$5,909,675
11/24	$7,488,497	$6,071,901	$5,932,255
12/24	$7,593,663	$6,025,304	$5,956,241
1/25	$7,814,195	$6,048,650	$5,978,169
2/25	$7,917,111	$6,121,483	$5,997,154
3/25	$7,961,217	$6,095,939	$6,017,175
4/25	$7,990,621	$6,155,958	$6,037,878
5/25	$8,159,696	$6,135,606	$6,059,828
6/25	$8,277,313	$6,194,364	$6,079,755
7/25	$8,343,473	$6,189,406	$6,100,740
8/25	$8,468,441	$6,223,323	$6,124,712
9/25	$8,615,463	$6,269,164	$6,145,219
10/25	$8,821,293	$6,318,655	$6,166,444

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	19.12%	7.67%	5.84%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/31/17 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,438,191,980
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,118
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	135%
Total Advisory Fees Paid	$21,456,108

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EGRSX-TSR-AR

Eaton Vance Multi-Asset Credit Fund

Class A EAAMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Fund's Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in professional services, food products, and electrical equipment, instruments & components industries hurt

↓ An overweight to a loan issuer that provides temporary staffing detracted after it added liquidity and extended maturities via a liability management exercise

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― slightly detracted from returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, and commercial mortgage-backed securities contributed to returns

↑ Within the Fund’s high yield bond allocation, selection in the super retail, building materials, and utility industries helped

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Index - Hedged USD	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,655	$9,964	$9,870	$9,828	$9,912
12/15	$9,554	$9,914	$9,697	$9,586	$9,808
1/16	$9,444	$10,023	$9,594	$9,445	$9,744
2/16	$9,474	$10,094	$9,586	$9,479	$9,693
3/16	$9,808	$10,218	$9,929	$9,897	$9,960
4/16	$9,898	$10,288	$10,208	$10,257	$10,158
5/16	$9,888	$10,296	$10,285	$10,319	$10,248
6/16	$10,045	$10,477	$10,329	$10,405	$10,250
7/16	$10,278	$10,563	$10,534	$10,670	$10,397
8/16	$10,278	$10,575	$10,690	$10,906	$10,475
9/16	$10,286	$10,577	$10,761	$10,956	$10,566
10/16	$10,184	$10,507	$10,828	$11,001	$10,653
11/16	$10,103	$10,271	$10,821	$10,958	$10,681
12/16	$10,256	$10,301	$10,990	$11,175	$10,805
1/17	$10,390	$10,338	$11,090	$11,316	$10,865
2/17	$10,523	$10,418	$11,201	$11,484	$10,920
3/17	$10,609	$10,414	$11,196	$11,466	$10,928
4/17	$10,712	$10,500	$11,285	$11,597	$10,976
5/17	$10,876	$10,581	$11,356	$11,701	$11,016
6/17	$10,865	$10,573	$11,364	$11,722	$11,011
7/17	$11,000	$10,625	$11,466	$11,852	$11,087
8/17	$11,072	$10,717	$11,467	$11,860	$11,082
9/17	$11,122	$10,679	$11,539	$11,961	$11,126
10/17	$11,215	$10,692	$11,605	$12,027	$11,192
11/17	$11,318	$10,676	$11,594	$11,991	$11,205
12/17	$11,415	$10,723	$11,632	$12,023	$11,250
1/18	$11,637	$10,620	$11,724	$12,097	$11,358
2/18	$11,310	$10,519	$11,688	$11,998	$11,380
3/18	$11,297	$10,572	$11,677	$11,941	$11,412
4/18	$11,318	$10,501	$11,742	$12,025	$11,460
5/18	$11,297	$10,559	$11,745	$12,010	$11,479
6/18	$11,241	$10,543	$11,764	$12,037	$11,492
7/18	$11,389	$10,565	$11,879	$12,183	$11,577
8/18	$11,368	$10,618	$11,942	$12,263	$11,624
9/18	$11,368	$10,572	$12,015	$12,328	$11,704
10/18	$11,315	$10,484	$11,925	$12,148	$11,700
11/18	$11,206	$10,531	$11,806	$12,015	$11,594
12/18	$11,046	$10,696	$11,548	$11,795	$11,299
1/19	$11,375	$10,843	$11,934	$12,284	$11,587
2/19	$11,536	$10,855	$12,135	$12,502	$11,771
3/19	$11,596	$11,051	$12,187	$12,632	$11,751
4/19	$11,722	$11,066	$12,376	$12,815	$11,945
5/19	$11,683	$11,236	$12,288	$12,661	$11,919
6/19	$11,846	$11,395	$12,454	$12,971	$11,948
7/19	$11,935	$11,429	$12,540	$13,045	$12,044
8/19	$11,973	$11,687	$12,554	$13,111	$12,011
9/19	$12,018	$11,637	$12,599	$13,144	$12,067
10/19	$12,018	$11,674	$12,582	$13,167	$12,012
11/19	$12,096	$11,672	$12,647	$13,226	$12,083
12/19	$12,296	$11,689	$12,869	$13,481	$12,276
1/20	$12,336	$11,899	$12,908	$13,485	$12,344
2/20	$12,146	$12,077	$12,722	$13,275	$12,181
3/20	$10,611	$11,841	$11,174	$11,687	$10,674
4/20	$11,027	$12,078	$11,666	$12,189	$11,155
5/20	$11,480	$12,191	$12,130	$12,697	$11,578
6/20	$11,580	$12,293	$12,270	$12,846	$11,710
7/20	$11,839	$12,509	$12,644	$13,378	$11,939
8/20	$11,985	$12,437	$12,808	$13,525	$12,118
9/20	$11,934	$12,414	$12,790	$13,401	$12,194
10/20	$11,939	$12,370	$12,830	$13,458	$12,219
11/20	$12,330	$12,531	$13,234	$14,005	$12,491
12/20	$12,493	$12,575	$13,432	$14,237	$12,659
1/21	$12,570	$12,496	$13,542	$14,300	$12,810
2/21	$12,646	$12,334	$13,610	$14,359	$12,885
3/21	$12,648	$12,191	$13,629	$14,400	$12,885
4/21	$12,735	$12,293	$13,732	$14,543	$12,951
5/21	$12,799	$12,340	$13,790	$14,582	$13,026
6/21	$12,900	$12,430	$13,897	$14,754	$13,074
7/21	$12,893	$12,555	$13,922	$14,809	$13,073
8/21	$12,959	$12,547	$13,990	$14,883	$13,135
9/21	$12,977	$12,440	$14,036	$14,885	$13,219
10/21	$12,981	$12,429	$14,035	$14,843	$13,254
11/21	$12,899	$12,444	$13,961	$14,712	$13,233
12/21	$13,029	$12,436	$14,121	$14,955	$13,318
1/22	$12,889	$12,163	$13,978	$14,596	$13,366
2/22	$12,735	$11,998	$13,847	$14,398	$13,298
3/22	$12,664	$11,676	$13,808	$14,310	$13,304
4/22	$12,473	$11,240	$13,590	$13,828	$13,333
5/22	$12,272	$11,302	$13,408	$13,811	$12,992
6/22	$11,773	$11,076	$12,808	$12,874	$12,710
7/22	$12,198	$11,355	$13,319	$13,628	$12,981
8/22	$12,153	$11,060	$13,283	$13,347	$13,177
9/22	$11,784	$10,583	$12,868	$12,817	$12,877
10/22	$11,969	$10,467	$13,102	$13,156	$13,005
11/22	$12,210	$10,857	$13,334	$13,465	$13,161
12/22	$12,186	$10,820	$13,316	$13,372	$13,215
1/23	$12,549	$11,156	$13,745	$13,878	$13,568
2/23	$12,485	$10,882	$13,722	$13,751	$13,646
3/23	$12,580	$11,137	$13,779	$13,869	$13,642
4/23	$12,662	$11,205	$13,911	$13,990	$13,785
5/23	$12,590	$11,089	$13,864	$13,922	$13,760
6/23	$12,781	$11,072	$14,115	$14,109	$14,071
7/23	$12,950	$11,083	$14,304	$14,306	$14,252
8/23	$13,043	$11,016	$14,411	$14,353	$14,419
9/23	$13,011	$10,753	$14,426	$14,245	$14,558
10/23	$12,942	$10,592	$14,356	$14,109	$14,555
11/23	$13,280	$11,068	$14,744	$14,699	$14,733
12/23	$13,620	$11,488	$15,123	$15,213	$14,976
1/24	$13,689	$11,461	$15,192	$15,249	$15,077
2/24	$13,741	$11,323	$15,289	$15,304	$15,214
3/24	$13,867	$11,435	$15,430	$15,457	$15,343
4/24	$13,849	$11,167	$15,418	$15,340	$15,436
5/24	$14,004	$11,352	$15,577	$15,511	$15,581
6/24	$14,088	$11,456	$15,673	$15,650	$15,635
7/24	$14,231	$11,716	$15,869	$15,934	$15,742
8/24	$14,373	$11,889	$16,040	$16,177	$15,842
9/24	$14,501	$12,052	$16,220	$16,423	$15,955
10/24	$14,524	$11,778	$16,269	$16,382	$16,092
11/24	$14,651	$11,902	$16,418	$16,546	$16,225
12/24	$14,682	$11,722	$16,451	$16,520	$16,317
1/25	$14,809	$11,793	$16,610	$16,725	$16,429
2/25	$14,886	$12,037	$16,682	$16,852	$16,447
3/25	$14,745	$12,034	$16,571	$16,681	$16,395
4/25	$14,766	$12,077	$16,575	$16,698	$16,386
5/25	$14,987	$12,015	$16,839	$16,970	$16,641
6/25	$15,147	$12,203	$17,039	$17,237	$16,775
7/25	$15,230	$12,185	$17,169	$17,348	$16,922
8/25	$15,330	$12,331	$17,294	$17,524	$16,997
9/25	$15,412	$12,462	$17,396	$17,654	$17,072
10/25	$15,465	$12,544	$17,434	$17,692	$17,109

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	6.47%	5.31%	4.80%
Class A with 3.25% Maximum Sales Charge	3.03%	4.62%	4.45%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended IndexFootnote Reference2	7.16%	6.32%	5.71%
ICE BofA DM HY ex-Sub Financials Index - Hedged USD	8.00%	5.62%	5.87%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2018 reflects the Fund's performance under its former investment strategy. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 50% Morningstar®LSTA® US Leveraged Loan Index℠ and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index–Hedged USD, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$501,898,834
# of Portfolio Holdings	761
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$2,736,954

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Short-Term Investments	2.9%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	9.5%
Senior Floating-Rate Loans	30.2%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.8%
Not Rated	13.0%
CCC or Lower	6.0%
B	42.6%
BB	27.8%
BBB	7.5%
A	1.0%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EAAMX-TSR-AR

Eaton Vance Multi-Asset Credit Fund

Class C ECAMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Fund's Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in professional services, food products, and electrical equipment, instruments & components industries hurt

↓ An overweight to a loan issuer that provides temporary staffing detracted after it added liquidity and extended maturities via a liability management exercise

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― slightly detracted from returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, and commercial mortgage-backed securities contributed to returns

↑ Within the Fund’s high yield bond allocation, selection in the super retail, building materials, and utility industries helped

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Index - Hedged USD	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,969	$9,964	$9,870	$9,828	$9,912
12/15	$9,855	$9,914	$9,697	$9,586	$9,808
1/16	$9,741	$10,023	$9,594	$9,445	$9,744
2/16	$9,762	$10,094	$9,586	$9,479	$9,693
3/16	$10,099	$10,218	$9,929	$9,897	$9,960
4/16	$10,182	$10,288	$10,208	$10,257	$10,158
5/16	$10,162	$10,296	$10,285	$10,319	$10,248
6/16	$10,316	$10,477	$10,329	$10,405	$10,250
7/16	$10,556	$10,563	$10,534	$10,670	$10,397
8/16	$10,556	$10,575	$10,690	$10,906	$10,475
9/16	$10,557	$10,577	$10,761	$10,956	$10,566
10/16	$10,442	$10,507	$10,828	$11,001	$10,653
11/16	$10,358	$10,271	$10,821	$10,958	$10,681
12/16	$10,497	$10,301	$10,990	$11,175	$10,805
1/17	$10,623	$10,338	$11,090	$11,316	$10,865
2/17	$10,760	$10,418	$11,201	$11,484	$10,920
3/17	$10,840	$10,414	$11,196	$11,466	$10,928
4/17	$10,946	$10,500	$11,285	$11,597	$10,976
5/17	$11,093	$10,581	$11,356	$11,701	$11,016
6/17	$11,082	$10,573	$11,364	$11,722	$11,011
7/17	$11,219	$10,625	$11,466	$11,852	$11,087
8/17	$11,283	$10,717	$11,467	$11,860	$11,082
9/17	$11,321	$10,679	$11,539	$11,961	$11,126
10/17	$11,416	$10,692	$11,605	$12,027	$11,192
11/17	$11,501	$10,676	$11,594	$11,991	$11,205
12/17	$11,600	$10,723	$11,632	$12,023	$11,250
1/18	$11,815	$10,620	$11,724	$12,097	$11,358
2/18	$11,471	$10,519	$11,688	$11,998	$11,380
3/18	$11,457	$10,572	$11,677	$11,941	$11,412
4/18	$11,468	$10,501	$11,742	$12,025	$11,460
5/18	$11,446	$10,559	$11,745	$12,010	$11,479
6/18	$11,384	$10,543	$11,764	$12,037	$11,492
7/18	$11,546	$10,565	$11,879	$12,183	$11,577
8/18	$11,513	$10,618	$11,942	$12,263	$11,624
9/18	$11,553	$10,572	$12,015	$12,328	$11,704
10/18	$11,488	$10,484	$11,925	$12,148	$11,700
11/18	$11,373	$10,531	$11,806	$12,015	$11,594
12/18	$11,192	$10,696	$11,548	$11,795	$11,299
1/19	$11,525	$10,843	$11,934	$12,284	$11,587
2/19	$11,681	$10,855	$12,135	$12,502	$11,771
3/19	$11,734	$11,051	$12,187	$12,632	$11,751
4/19	$11,854	$11,066	$12,376	$12,815	$11,945
5/19	$11,807	$11,236	$12,288	$12,661	$11,919
6/19	$11,965	$11,395	$12,454	$12,971	$11,948
7/19	$12,048	$11,429	$12,540	$13,045	$12,044
8/19	$12,078	$11,687	$12,554	$13,111	$12,011
9/19	$12,120	$11,637	$12,599	$13,144	$12,067
10/19	$12,111	$11,674	$12,582	$13,167	$12,012
11/19	$12,182	$11,672	$12,647	$13,226	$12,083
12/19	$12,376	$11,689	$12,869	$13,481	$12,276
1/20	$12,408	$11,899	$12,908	$13,485	$12,344
2/20	$12,210	$12,077	$12,722	$13,275	$12,181
3/20	$10,661	$11,841	$11,174	$11,687	$10,674
4/20	$11,073	$12,078	$11,666	$12,189	$11,155
5/20	$11,519	$12,191	$12,130	$12,697	$11,578
6/20	$11,613	$12,293	$12,270	$12,846	$11,710
7/20	$11,865	$12,509	$12,644	$13,378	$11,939
8/20	$12,003	$12,437	$12,808	$13,525	$12,118
9/20	$11,944	$12,414	$12,790	$13,401	$12,194
10/20	$11,941	$12,370	$12,830	$13,458	$12,219
11/20	$12,325	$12,531	$13,234	$14,005	$12,491
12/20	$12,479	$12,575	$13,432	$14,237	$12,659
1/21	$12,549	$12,496	$13,542	$14,300	$12,810
2/21	$12,618	$12,334	$13,610	$14,359	$12,885
3/21	$12,611	$12,191	$13,629	$14,400	$12,885
4/21	$12,690	$12,293	$13,732	$14,543	$12,951
5/21	$12,746	$12,340	$13,790	$14,582	$13,026
6/21	$12,827	$12,430	$13,897	$14,754	$13,074
7/21	$12,824	$12,555	$13,922	$14,809	$13,073
8/21	$12,881	$12,547	$13,990	$14,883	$13,135
9/21	$12,891	$12,440	$14,036	$14,885	$13,219
10/21	$12,887	$12,429	$14,035	$14,843	$13,254
11/21	$12,797	$12,444	$13,961	$14,712	$13,233
12/21	$12,919	$12,436	$14,121	$14,955	$13,318
1/22	$12,771	$12,163	$13,978	$14,596	$13,366
2/22	$12,611	$11,998	$13,847	$14,398	$13,298
3/22	$12,534	$11,676	$13,808	$14,310	$13,304
4/22	$12,337	$11,240	$13,590	$13,828	$13,333
5/22	$12,130	$11,302	$13,408	$13,811	$12,992
6/22	$11,619	$11,076	$12,808	$12,874	$12,710
7/22	$12,030	$11,355	$13,319	$13,628	$12,981
8/22	$11,990	$11,060	$13,283	$13,347	$13,177
9/22	$11,619	$10,583	$12,868	$12,817	$12,877
10/22	$11,794	$10,467	$13,102	$13,156	$13,005
11/22	$12,024	$10,857	$13,334	$13,465	$13,161
12/22	$11,993	$10,820	$13,316	$13,372	$13,215
1/23	$12,342	$11,156	$13,745	$13,878	$13,568
2/23	$12,272	$10,882	$13,722	$13,751	$13,646
3/23	$12,358	$11,137	$13,779	$13,869	$13,642
4/23	$12,431	$11,205	$13,911	$13,990	$13,785
5/23	$12,352	$11,089	$13,864	$13,922	$13,760
6/23	$12,532	$11,072	$14,115	$14,109	$14,071
7/23	$12,689	$11,083	$14,304	$14,306	$14,252
8/23	$12,759	$11,016	$14,411	$14,353	$14,419
9/23	$12,733	$10,753	$14,426	$14,245	$14,558
10/23	$12,657	$10,592	$14,356	$14,109	$14,555
11/23	$12,981	$11,068	$14,744	$14,699	$14,733
12/23	$13,291	$11,488	$15,123	$15,213	$14,976
1/24	$13,349	$11,461	$15,192	$15,249	$15,077
2/24	$13,406	$11,323	$15,289	$15,304	$15,214
3/24	$13,521	$11,435	$15,430	$15,457	$15,343
4/24	$13,495	$11,167	$15,418	$15,340	$15,436
5/24	$13,637	$11,352	$15,577	$15,511	$15,581
6/24	$13,710	$11,456	$15,673	$15,650	$15,635
7/24	$13,840	$11,716	$15,869	$15,934	$15,742
8/24	$13,969	$11,889	$16,040	$16,177	$15,842
9/24	$14,072	$12,052	$16,220	$16,423	$15,955
10/24	$14,099	$11,778	$16,269	$16,382	$16,092
11/24	$14,213	$11,902	$16,418	$16,546	$16,225
12/24	$14,235	$11,722	$16,451	$16,520	$16,317
1/25	$14,349	$11,793	$16,610	$16,725	$16,429
2/25	$14,401	$12,037	$16,682	$16,852	$16,447
3/25	$14,269	$12,034	$16,571	$16,681	$16,395
4/25	$14,281	$12,077	$16,575	$16,698	$16,386
5/25	$14,485	$12,015	$16,839	$16,970	$16,641
6/25	$14,631	$12,203	$17,039	$17,237	$16,775
7/25	$14,702	$12,185	$17,169	$17,348	$16,922
8/25	$14,790	$12,331	$17,294	$17,524	$16,997
9/25	$14,859	$12,462	$17,396	$17,654	$17,072
10/25	$15,124	$12,544	$17,434	$17,692	$17,109

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.68%	4.52%	4.22%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.68%	4.52%	4.22%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended IndexFootnote Reference2	7.16%	6.32%	5.71%
ICE BofA DM HY ex-Sub Financials Index - Hedged USD	8.00%	5.62%	5.87%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2018 reflects the Fund's performance under its former investment strategy. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 50% Morningstar®LSTA® US Leveraged Loan Index℠ and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index–Hedged USD, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$501,898,834
# of Portfolio Holdings	761
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$2,736,954

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Short-Term Investments	2.9%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	9.5%
Senior Floating-Rate Loans	30.2%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.8%
Not Rated	13.0%
CCC or Lower	6.0%
B	42.6%
BB	27.8%
BBB	7.5%
A	1.0%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECAMX-TSR-AR

Eaton Vance Multi-Asset Credit Fund

Class I EIAMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Fund's Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in professional services, food products, and electrical equipment, instruments & components industries hurt

↓ An overweight to a loan issuer that provides temporary staffing detracted after it added liquidity and extended maturities via a liability management exercise

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― slightly detracted from returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, and commercial mortgage-backed securities contributed to returns

↑ Within the Fund’s high yield bond allocation, selection in the super retail, building materials, and utility industries helped

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Index - Hedged USD	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$997,972	$996,353	$987,043	$982,847	$991,240
12/15	$987,068	$991,376	$969,688	$958,604	$980,832
1/16	$975,722	$1,002,320	$959,373	$944,468	$974,428
2/16	$979,848	$1,009,440	$958,608	$947,939	$969,293
3/16	$1,013,957	$1,021,811	$992,916	$989,668	$996,005
4/16	$1,023,346	$1,028,772	$1,020,825	$1,025,656	$1,015,777
5/16	$1,022,302	$1,029,576	$1,028,457	$1,031,850	$1,024,833
6/16	$1,039,136	$1,047,701	$1,032,897	$1,040,541	$1,025,049
7/16	$1,063,278	$1,056,335	$1,053,433	$1,067,032	$1,039,713
8/16	$1,064,327	$1,057,474	$1,069,007	$1,090,568	$1,047,520
9/16	$1,064,802	$1,057,726	$1,076,086	$1,095,591	$1,056,570
10/16	$1,054,281	$1,050,709	$1,082,752	$1,100,121	$1,065,291
11/16	$1,046,915	$1,027,092	$1,082,066	$1,095,815	$1,068,111
12/16	$1,061,372	$1,030,143	$1,099,018	$1,117,479	$1,080,461
1/17	$1,076,276	$1,033,777	$1,109,048	$1,131,624	$1,086,507
2/17	$1,090,115	$1,041,753	$1,120,057	$1,148,411	$1,091,959
3/17	$1,099,697	$1,041,404	$1,119,617	$1,146,585	$1,092,837
4/17	$1,110,373	$1,050,045	$1,128,479	$1,159,730	$1,097,608
5/17	$1,127,456	$1,058,147	$1,135,607	$1,170,141	$1,101,621
6/17	$1,126,997	$1,057,250	$1,136,354	$1,172,182	$1,101,149
7/17	$1,140,937	$1,062,516	$1,146,580	$1,185,215	$1,108,725
8/17	$1,149,515	$1,071,683	$1,146,711	$1,186,007	$1,108,237
9/17	$1,153,286	$1,067,911	$1,153,855	$1,196,147	$1,112,569
10/17	$1,164,044	$1,069,193	$1,160,468	$1,202,705	$1,119,224
11/17	$1,174,803	$1,067,575	$1,159,422	$1,199,142	$1,120,522
12/17	$1,184,593	$1,072,282	$1,163,231	$1,202,272	$1,124,960
1/18	$1,208,701	$1,061,963	$1,172,435	$1,209,725	$1,135,787
2/18	$1,174,730	$1,051,894	$1,168,806	$1,199,836	$1,138,043
3/18	$1,173,037	$1,057,199	$1,167,652	$1,194,084	$1,141,249
4/18	$1,176,338	$1,050,145	$1,174,176	$1,202,494	$1,145,965
5/18	$1,174,138	$1,055,872	$1,174,458	$1,201,044	$1,147,897
6/18	$1,169,056	$1,054,340	$1,176,414	$1,203,659	$1,149,221
7/18	$1,185,631	$1,056,547	$1,187,911	$1,218,290	$1,157,714
8/18	$1,183,421	$1,061,752	$1,194,209	$1,226,320	$1,162,359
9/18	$1,189,609	$1,057,203	$1,201,451	$1,232,762	$1,170,351
10/18	$1,184,050	$1,048,359	$1,192,518	$1,214,813	$1,169,987
11/18	$1,173,243	$1,053,074	$1,180,600	$1,201,493	$1,159,432
12/18	$1,155,594	$1,069,550	$1,154,753	$1,179,459	$1,129,926
1/19	$1,191,295	$1,084,296	$1,193,421	$1,228,414	$1,158,701
2/19	$1,207,296	$1,085,478	$1,213,519	$1,250,236	$1,177,144
3/19	$1,213,710	$1,105,079	$1,218,742	$1,263,180	$1,175,090
4/19	$1,228,328	$1,106,626	$1,237,628	$1,281,466	$1,194,497
5/19	$1,224,554	$1,123,578	$1,228,846	$1,266,059	$1,191,907
6/19	$1,241,814	$1,139,470	$1,245,421	$1,297,146	$1,194,795
7/19	$1,251,375	$1,142,862	$1,253,959	$1,304,533	$1,204,372
8/19	$1,255,574	$1,168,722	$1,255,399	$1,311,114	$1,201,062
9/19	$1,260,564	$1,163,659	$1,259,884	$1,314,366	$1,206,665
10/19	$1,260,754	$1,167,418	$1,258,152	$1,316,664	$1,201,237
11/19	$1,269,158	$1,167,185	$1,264,675	$1,322,581	$1,208,295
12/19	$1,290,360	$1,168,924	$1,286,943	$1,348,056	$1,227,572
1/20	$1,294,787	$1,189,904	$1,290,770	$1,348,541	$1,234,431
2/20	$1,273,988	$1,207,721	$1,272,152	$1,327,461	$1,218,117
3/20	$1,113,630	$1,184,130	$1,117,394	$1,168,698	$1,067,434
4/20	$1,158,664	$1,207,849	$1,166,560	$1,218,934	$1,115,486
5/20	$1,205,102	$1,219,130	$1,213,008	$1,269,734	$1,157,825
6/20	$1,215,882	$1,229,303	$1,227,021	$1,284,619	$1,171,004
7/20	$1,244,526	$1,250,897	$1,264,442	$1,337,833	$1,193,922
8/20	$1,260,105	$1,243,684	$1,280,835	$1,352,540	$1,211,755
9/20	$1,254,942	$1,241,442	$1,278,994	$1,340,075	$1,219,439
10/20	$1,255,749	$1,237,005	$1,283,048	$1,345,843	$1,221,919
11/20	$1,297,025	$1,253,147	$1,323,375	$1,400,487	$1,249,119
12/20	$1,314,409	$1,257,475	$1,343,232	$1,423,669	$1,265,928
1/21	$1,322,867	$1,249,571	$1,354,215	$1,430,022	$1,280,980
2/21	$1,331,092	$1,233,448	$1,360,999	$1,435,946	$1,288,507
3/21	$1,331,568	$1,219,093	$1,362,903	$1,440,001	$1,288,475
4/21	$1,340,956	$1,229,345	$1,373,180	$1,454,318	$1,295,097
5/21	$1,348,000	$1,234,034	$1,379,022	$1,458,244	$1,302,619
6/21	$1,357,643	$1,243,030	$1,389,704	$1,475,434	$1,307,444
7/21	$1,358,480	$1,255,512	$1,392,201	$1,480,931	$1,307,271
8/21	$1,364,439	$1,254,673	$1,398,977	$1,488,315	$1,313,479
9/21	$1,367,871	$1,243,959	$1,403,552	$1,488,486	$1,321,918
10/21	$1,368,604	$1,242,942	$1,403,463	$1,484,329	$1,325,443
11/21	$1,360,288	$1,244,444	$1,396,114	$1,471,151	$1,323,329
12/21	$1,374,300	$1,243,605	$1,412,128	$1,495,499	$1,331,786
1/22	$1,359,779	$1,216,340	$1,397,752	$1,459,611	$1,336,629
2/22	$1,342,561	$1,199,756	$1,384,681	$1,439,806	$1,329,766
3/22	$1,335,424	$1,167,568	$1,380,796	$1,431,039	$1,330,401
4/22	$1,315,612	$1,124,021	$1,359,045	$1,382,848	$1,333,289
5/22	$1,295,991	$1,130,205	$1,340,796	$1,381,088	$1,299,180
6/22	$1,242,506	$1,107,621	$1,280,818	$1,287,442	$1,271,039
7/22	$1,287,503	$1,135,469	$1,331,949	$1,362,779	$1,298,143
8/22	$1,283,004	$1,105,951	$1,328,296	$1,334,726	$1,317,747
9/22	$1,244,416	$1,058,302	$1,286,769	$1,281,670	$1,287,733
10/22	$1,265,551	$1,046,690	$1,310,189	$1,315,588	$1,300,529
11/22	$1,289,883	$1,085,718	$1,333,424	$1,346,490	$1,316,107
12/22	$1,289,011	$1,082,030	$1,331,575	$1,337,222	$1,321,517
1/23	$1,327,610	$1,115,595	$1,374,502	$1,387,771	$1,356,766
2/23	$1,319,793	$1,088,183	$1,372,202	$1,375,121	$1,364,593
3/23	$1,331,510	$1,113,711	$1,377,856	$1,386,886	$1,364,164
4/23	$1,339,065	$1,120,515	$1,391,105	$1,398,971	$1,378,512
5/23	$1,331,706	$1,108,897	$1,386,441	$1,392,159	$1,375,980
6/23	$1,353,606	$1,107,174	$1,411,492	$1,410,947	$1,407,134
7/23	$1,371,716	$1,108,275	$1,430,400	$1,430,613	$1,425,220
8/23	$1,380,452	$1,101,601	$1,441,107	$1,435,269	$1,441,918
9/23	$1,378,837	$1,075,333	$1,442,642	$1,424,515	$1,455,796
10/23	$1,371,809	$1,059,162	$1,435,625	$1,410,914	$1,455,531
11/23	$1,407,920	$1,106,829	$1,474,406	$1,469,933	$1,473,284
12/23	$1,442,703	$1,148,827	$1,512,315	$1,521,301	$1,497,560
1/24	$1,450,300	$1,146,078	$1,519,221	$1,524,926	$1,507,669
2/24	$1,456,152	$1,132,337	$1,528,867	$1,530,424	$1,521,378
3/24	$1,471,297	$1,143,455	$1,543,002	$1,545,685	$1,534,339
4/24	$1,469,729	$1,116,734	$1,541,834	$1,534,046	$1,543,570
5/24	$1,484,920	$1,135,245	$1,557,651	$1,551,114	$1,558,065
6/24	$1,495,648	$1,145,623	$1,567,339	$1,564,992	$1,563,507
7/24	$1,511,120	$1,171,626	$1,586,894	$1,593,368	$1,574,170
8/24	$1,526,467	$1,188,874	$1,604,047	$1,617,707	$1,584,158
9/24	$1,538,915	$1,205,180	$1,621,975	$1,642,326	$1,595,460
10/24	$1,543,214	$1,177,807	$1,626,904	$1,638,175	$1,609,188
11/24	$1,555,390	$1,190,224	$1,641,783	$1,654,599	$1,622,490
12/24	$1,560,659	$1,172,248	$1,645,112	$1,651,951	$1,631,665
1/25	$1,574,443	$1,179,312	$1,661,035	$1,672,515	$1,642,939
2/25	$1,581,384	$1,203,695	$1,668,229	$1,685,234	$1,644,677
3/25	$1,568,315	$1,203,408	$1,657,119	$1,668,068	$1,639,523
4/25	$1,570,986	$1,207,658	$1,657,524	$1,669,778	$1,638,644
5/25	$1,594,722	$1,201,533	$1,683,913	$1,697,012	$1,664,096
6/25	$1,612,029	$1,220,252	$1,703,934	$1,723,715	$1,677,481
7/25	$1,621,291	$1,218,511	$1,716,880	$1,734,823	$1,692,161
8/25	$1,632,276	$1,233,147	$1,729,400	$1,752,369	$1,699,725
9/25	$1,641,327	$1,246,212	$1,739,608	$1,765,395	$1,707,156
10/25	$1,645,498	$1,254,442	$1,743,396	$1,769,186	$1,710,926

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	6.63%	5.55%	5.10%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended IndexFootnote Reference2	7.16%	6.32%	5.71%
ICE BofA DM HY ex-Sub Financials Index - Hedged USD	8.00%	5.62%	5.87%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2018 reflects the Fund's performance under its former investment strategy. Please see the Fund's prospectus for further information.
Footnote[2]	Index consists of 50% Morningstar®LSTA® US Leveraged Loan Index℠ and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index–Hedged USD, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$501,898,834
# of Portfolio Holdings	761
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$2,736,954

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Short-Term Investments	2.9%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	9.5%
Senior Floating-Rate Loans	30.2%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.8%
Not Rated	13.0%
CCC or Lower	6.0%
B	42.6%
BB	27.8%
BBB	7.5%
A	1.0%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIAMX-TSR-AR

Eaton Vance Multi-Asset Credit Fund

Class R6 ERAMX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.67%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Fund's Blended Index (the Index):

↓ Among Fund allocations to floating-rate loans, selections in professional services, food products, and electrical equipment, instruments & components industries hurt

↓ An overweight to a loan issuer that provides temporary staffing detracted after it added liquidity and extended maturities via a liability management exercise

↓ An underweight exposure to high yield bonds ― which outperformed the Index during the period ― slightly detracted from returns

↑ An underweight exposure to floating-rate loans, which underperformed the Blended Index during the period, contributed

↑ Out-of-Index exposures to collateralized loan obligations, mortgage-backed securities, and commercial mortgage-backed securities contributed to returns

↑ Within the Fund’s high yield bond allocation, selection in the super retail, building materials, and utility industries helped

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Blended Index	ICE BofA DM HY ex-Sub Financials Index - Hedged USD	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/15	$4,989,858	$4,981,766	$4,935,216	$4,914,233	$4,956,200
12/15	$4,935,340	$4,956,879	$4,848,441	$4,793,019	$4,904,160
1/16	$4,878,612	$5,011,598	$4,796,864	$4,722,341	$4,872,138
2/16	$4,899,240	$5,047,198	$4,793,040	$4,739,693	$4,846,467
3/16	$5,069,786	$5,109,053	$4,964,581	$4,948,341	$4,980,025
4/16	$5,116,728	$5,143,862	$5,104,123	$5,128,280	$5,078,886
5/16	$5,111,512	$5,147,880	$5,142,287	$5,159,252	$5,124,163
6/16	$5,195,681	$5,238,507	$5,164,486	$5,202,705	$5,125,247
7/16	$5,316,389	$5,281,675	$5,267,166	$5,335,162	$5,198,563
8/16	$5,321,637	$5,287,372	$5,345,033	$5,452,842	$5,237,601
9/16	$5,324,011	$5,288,629	$5,380,429	$5,477,953	$5,282,850
10/16	$5,271,403	$5,253,543	$5,413,759	$5,500,604	$5,326,456
11/16	$5,234,576	$5,135,458	$5,410,329	$5,479,076	$5,340,555
12/16	$5,306,861	$5,150,713	$5,495,089	$5,587,395	$5,402,306
1/17	$5,381,380	$5,168,885	$5,545,242	$5,658,122	$5,432,535
2/17	$5,450,577	$5,208,767	$5,600,285	$5,742,057	$5,459,794
3/17	$5,498,483	$5,207,022	$5,598,084	$5,732,927	$5,464,185
4/17	$5,551,866	$5,250,226	$5,642,393	$5,798,652	$5,488,038
5/17	$5,637,279	$5,290,734	$5,678,033	$5,850,707	$5,508,103
6/17	$5,634,984	$5,286,248	$5,681,768	$5,860,910	$5,505,744
7/17	$5,704,684	$5,312,578	$5,732,901	$5,926,073	$5,543,626
8/17	$5,747,576	$5,358,413	$5,733,554	$5,930,036	$5,541,183
9/17	$5,766,431	$5,339,555	$5,769,273	$5,980,737	$5,562,847
10/17	$5,820,222	$5,345,966	$5,802,339	$6,013,525	$5,596,118
11/17	$5,874,013	$5,337,876	$5,797,112	$5,995,711	$5,602,611
12/17	$5,922,963	$5,361,408	$5,816,157	$6,011,362	$5,624,799
1/18	$6,043,505	$5,309,816	$5,862,173	$6,048,624	$5,678,937
2/18	$5,873,651	$5,259,468	$5,844,032	$5,999,178	$5,690,213
3/18	$5,865,186	$5,285,995	$5,838,258	$5,970,418	$5,706,247
4/18	$5,881,692	$5,250,724	$5,870,879	$6,012,468	$5,729,825
5/18	$5,870,688	$5,279,359	$5,872,290	$6,005,220	$5,739,485
6/18	$5,845,282	$5,271,702	$5,882,069	$6,018,296	$5,746,104
7/18	$5,928,155	$5,282,735	$5,939,554	$6,091,450	$5,788,571
8/18	$5,917,105	$5,308,761	$5,971,044	$6,131,601	$5,811,795
9/18	$5,948,044	$5,286,013	$6,007,254	$6,163,812	$5,851,753
10/18	$5,920,249	$5,241,794	$5,962,588	$6,074,065	$5,849,936
11/18	$5,866,217	$5,265,368	$5,903,002	$6,007,466	$5,797,159
12/18	$5,777,972	$5,347,748	$5,773,765	$5,897,297	$5,649,631
1/19	$5,956,477	$5,421,482	$5,967,106	$6,142,068	$5,793,507
2/19	$6,036,479	$5,427,391	$6,067,597	$6,251,180	$5,885,722
3/19	$6,068,551	$5,525,397	$6,093,709	$6,315,898	$5,875,448
4/19	$6,141,638	$5,533,131	$6,188,138	$6,407,328	$5,972,486
5/19	$6,122,769	$5,617,891	$6,144,228	$6,330,294	$5,959,534
6/19	$6,209,069	$5,697,352	$6,227,106	$6,485,732	$5,973,973
7/19	$6,256,873	$5,714,311	$6,269,795	$6,522,664	$6,021,862
8/19	$6,277,870	$5,843,610	$6,276,993	$6,555,568	$6,005,311
9/19	$6,302,819	$5,818,293	$6,299,420	$6,571,830	$6,033,327
10/19	$6,305,486	$5,837,092	$6,290,759	$6,583,321	$6,006,187
11/19	$6,341,563	$5,835,924	$6,323,374	$6,612,906	$6,041,475
12/19	$6,453,458	$5,844,621	$6,434,713	$6,740,277	$6,137,861
1/20	$6,476,064	$5,949,520	$6,453,848	$6,742,704	$6,172,156
2/20	$6,371,547	$6,038,603	$6,360,761	$6,637,307	$6,090,586
3/20	$5,575,364	$5,920,648	$5,586,972	$5,843,492	$5,337,170
4/20	$5,794,828	$6,039,247	$5,832,801	$6,094,669	$5,577,432
5/20	$6,027,329	$6,095,652	$6,065,038	$6,348,670	$5,789,125
6/20	$6,081,694	$6,146,514	$6,135,105	$6,423,095	$5,855,019
7/20	$6,219,336	$6,254,483	$6,322,211	$6,689,164	$5,969,611
8/20	$6,303,605	$6,218,418	$6,404,177	$6,762,698	$6,058,776
9/20	$6,271,937	$6,207,211	$6,394,972	$6,700,374	$6,097,196
10/20	$6,275,623	$6,185,025	$6,415,240	$6,729,216	$6,109,597
11/20	$6,488,504	$6,265,736	$6,616,875	$7,002,434	$6,245,595
12/20	$6,575,748	$6,287,373	$6,716,161	$7,118,347	$6,329,640
1/21	$6,618,341	$6,247,854	$6,771,074	$7,150,112	$6,404,900
2/21	$6,659,727	$6,167,238	$6,804,993	$7,179,730	$6,442,537
3/21	$6,655,667	$6,095,467	$6,814,516	$7,200,004	$6,442,376
4/21	$6,702,962	$6,146,723	$6,865,902	$7,271,590	$6,475,484
5/21	$6,738,394	$6,170,168	$6,895,110	$7,291,220	$6,513,096
6/21	$6,793,124	$6,215,150	$6,948,519	$7,377,169	$6,537,220
7/21	$6,797,450	$6,277,558	$6,961,005	$7,404,657	$6,536,355
8/21	$6,827,497	$6,273,367	$6,994,885	$7,441,573	$6,567,395
9/21	$6,844,990	$6,219,796	$7,017,760	$7,442,431	$6,609,592
10/21	$6,848,710	$6,214,712	$7,017,315	$7,421,645	$6,627,214
11/21	$6,807,294	$6,222,219	$6,980,570	$7,355,756	$6,616,645
12/21	$6,871,204	$6,218,024	$7,060,642	$7,477,497	$6,658,931
1/22	$6,805,211	$6,081,699	$6,988,760	$7,298,055	$6,683,146
2/22	$6,719,355	$5,998,781	$6,923,403	$7,199,030	$6,648,830
3/22	$6,684,170	$5,837,841	$6,903,980	$7,155,197	$6,652,007
4/22	$6,585,176	$5,620,104	$6,795,223	$6,914,239	$6,666,443
5/22	$6,487,245	$5,651,027	$6,703,981	$6,905,440	$6,495,902
6/22	$6,219,799	$5,538,106	$6,404,088	$6,437,211	$6,355,193
7/22	$6,445,346	$5,677,345	$6,659,743	$6,813,894	$6,490,715
8/22	$6,423,030	$5,529,755	$6,641,482	$6,673,628	$6,588,733
9/22	$6,230,113	$5,291,512	$6,433,847	$6,408,352	$6,438,663
10/22	$6,329,326	$5,233,452	$6,550,945	$6,577,939	$6,502,645
11/22	$6,458,127	$5,428,589	$6,667,120	$6,732,452	$6,580,537
12/22	$6,447,284	$5,410,151	$6,657,875	$6,686,109	$6,607,584
1/23	$6,640,827	$5,577,976	$6,872,509	$6,938,855	$6,783,832
2/23	$6,608,650	$5,440,916	$6,861,008	$6,875,607	$6,822,963
3/23	$6,667,602	$5,568,556	$6,889,281	$6,934,430	$6,820,821
4/23	$6,705,611	$5,602,573	$6,955,525	$6,994,856	$6,892,559
5/23	$6,668,855	$5,544,487	$6,932,204	$6,960,796	$6,879,899
6/23	$6,771,763	$5,535,870	$7,057,458	$7,054,736	$7,035,670
7/23	$6,862,701	$5,541,373	$7,151,999	$7,153,067	$7,126,102
8/23	$6,913,761	$5,508,004	$7,205,533	$7,176,346	$7,209,592
9/23	$6,898,782	$5,376,665	$7,213,211	$7,122,574	$7,278,978
10/23	$6,863,788	$5,295,810	$7,178,123	$7,054,571	$7,277,657
11/23	$7,052,102	$5,534,147	$7,372,029	$7,349,664	$7,366,422
12/23	$7,226,572	$5,744,136	$7,561,574	$7,606,503	$7,487,798
1/24	$7,264,865	$5,730,389	$7,596,107	$7,624,631	$7,538,346
2/24	$7,294,408	$5,661,684	$7,644,333	$7,652,120	$7,606,888
3/24	$7,370,520	$5,717,273	$7,715,011	$7,728,427	$7,671,694
4/24	$7,362,796	$5,583,670	$7,709,172	$7,670,231	$7,717,851
5/24	$7,439,132	$5,676,226	$7,788,255	$7,755,569	$7,790,327
6/24	$7,493,107	$5,728,116	$7,836,697	$7,824,959	$7,817,537
7/24	$7,570,860	$5,858,131	$7,934,468	$7,966,842	$7,870,851
8/24	$7,640,337	$5,944,368	$8,020,237	$8,088,534	$7,920,788
9/24	$7,710,637	$6,025,898	$8,109,875	$8,211,630	$7,977,298
10/24	$7,732,421	$5,889,033	$8,134,519	$8,190,877	$8,045,940
11/24	$7,793,684	$5,951,119	$8,208,916	$8,272,996	$8,112,449
12/24	$7,820,349	$5,861,240	$8,225,558	$8,259,756	$8,158,325
1/25	$7,881,820	$5,896,559	$8,305,173	$8,362,577	$8,214,695
2/25	$7,924,789	$6,018,474	$8,341,146	$8,426,172	$8,223,386
3/25	$7,851,613	$6,017,038	$8,285,593	$8,340,339	$8,197,617
4/25	$7,865,017	$6,038,290	$8,287,620	$8,348,891	$8,193,221
5/25	$7,984,215	$6,007,665	$8,419,567	$8,485,062	$8,320,479
6/25	$8,079,305	$6,101,262	$8,519,670	$8,618,575	$8,387,404
7/25	$8,125,973	$6,092,553	$8,584,400	$8,674,114	$8,460,806
8/25	$8,173,072	$6,165,735	$8,646,999	$8,761,846	$8,498,627
9/25	$8,218,673	$6,231,062	$8,698,039	$8,826,976	$8,535,781
10/25	$8,248,082	$6,272,211	$8,716,980	$8,845,929	$8,554,630

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class R6	6.67%	5.62%	5.13%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended IndexFootnote Reference3	7.16%	6.32%	5.71%
ICE BofA DM HY ex-Sub Financials Index - Hedged USD	8.00%	5.62%	5.87%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2018 reflects the Fund's performance under its former investment strategy. Please see the Fund's prospectus for further information.
Footnote[2]	Class R6 performance prior to 9/3/19 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[3]	Index consists of 50% Morningstar®LSTA® US Leveraged Loan Index℠ and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index–Hedged USD, rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$501,898,834
# of Portfolio Holdings	761
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$2,736,954

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Short-Term Investments	2.9%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	9.5%
Senior Floating-Rate Loans	30.2%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.8%
Not Rated	13.0%
CCC or Lower	6.0%
B	42.6%
BB	27.8%
BBB	7.5%
A	1.0%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ERAMX-TSR-AR

Eaton Vance Short Duration High Income Fund

Class A ESHAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index (the Index):

↓ The Fund’s security selections by sector, especially in healthcare, retail and automotive and auto parts, detracted from performance relative to the Index

↓ The Fund’s security selections by credit quality, particularly in BB-rated credits, hurt relative returns

↓ Security selections by duration segment, especially in securities with duration between 2-5 years, hampered performance relative to the Index

↑ The Fund’s allocations by sector, particularly in the paper, retail and healthcare sectors, contributed to returns relative to the Index

↑ An allocation to lower- and non-rated securities, helped performance relative to the Index

↑The Fund’s allocations, particularly to securities with duration between 2-5 years contributed to returns relative to the Index

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
10/15	$10,000	$10,000	$10,000
11/15	$9,564	$9,964	$9,904
12/15	$9,523	$9,914	$9,821
1/16	$9,502	$10,023	$9,739
2/16	$9,534	$10,094	$9,830
3/16	$9,760	$10,218	$10,049
4/16	$9,884	$10,288	$10,239
5/16	$9,949	$10,296	$10,326
6/16	$9,964	$10,477	$10,395
7/16	$10,071	$10,563	$10,544
8/16	$10,159	$10,575	$10,657
9/16	$10,226	$10,577	$10,701
10/16	$10,242	$10,507	$10,742
11/16	$10,269	$10,271	$10,750
12/16	$10,380	$10,301	$10,858
1/17	$10,428	$10,338	$10,927
2/17	$10,510	$10,418	$11,010
3/17	$10,518	$10,414	$11,032
4/17	$10,592	$10,500	$11,112
5/17	$10,656	$10,581	$11,175
6/17	$10,675	$10,573	$11,198
7/17	$10,738	$10,625	$11,257
8/17	$10,756	$10,717	$11,286
9/17	$10,811	$10,679	$11,343
10/17	$10,840	$10,692	$11,371
11/17	$10,813	$10,676	$11,352
12/17	$10,852	$10,723	$11,370
1/18	$10,893	$10,620	$11,424
2/18	$10,856	$10,519	$11,413
3/18	$10,852	$10,572	$11,417
4/18	$10,826	$10,501	$11,477
5/18	$10,834	$10,559	$11,513
6/18	$10,830	$10,543	$11,536
7/18	$10,918	$10,565	$11,619
8/18	$10,971	$10,618	$11,689
9/18	$11,015	$10,572	$11,745
10/18	$10,941	$10,484	$11,709
11/18	$10,912	$10,531	$11,712
12/18	$10,780	$10,696	$11,621
1/19	$11,078	$10,843	$11,893
2/19	$11,168	$10,855	$12,009
3/19	$11,209	$11,051	$12,082
4/19	$11,309	$11,066	$12,174
5/19	$11,272	$11,236	$12,133
6/19	$11,385	$11,395	$12,291
7/19	$11,441	$11,429	$12,348
8/19	$11,472	$11,687	$12,414
9/19	$11,527	$11,637	$12,432
10/19	$11,534	$11,674	$12,460
11/19	$11,575	$11,672	$12,515
12/19	$11,689	$11,689	$12,647
1/20	$11,718	$11,899	$12,669
2/20	$11,617	$12,077	$12,494
3/20	$10,628	$11,841	$11,257
4/20	$10,770	$12,078	$11,549
5/20	$11,073	$12,191	$11,917
6/20	$11,218	$12,293	$12,047
7/20	$11,487	$12,509	$12,411
8/20	$11,572	$12,437	$12,521
9/20	$11,540	$12,414	$12,436
10/20	$11,551	$12,370	$12,510
11/20	$11,914	$12,531	$12,813
12/20	$12,023	$12,575	$12,965
1/21	$12,080	$12,496	$13,009
2/21	$12,188	$12,334	$13,067
3/21	$12,255	$12,191	$13,143
4/21	$12,321	$12,293	$13,238
5/21	$12,373	$12,340	$13,277
6/21	$12,437	$12,430	$13,355
7/21	$12,449	$12,555	$13,370
8/21	$12,488	$12,547	$13,423
9/21	$12,496	$12,440	$13,431
10/21	$12,520	$12,429	$13,456
11/21	$12,451	$12,444	$13,392
12/21	$12,580	$12,436	$13,520
1/22	$12,469	$12,163	$13,351
2/22	$12,431	$11,998	$13,308
3/22	$12,392	$11,676	$13,239
4/22	$12,285	$11,240	$13,070
5/22	$12,204	$11,302	$13,137
6/22	$11,775	$11,076	$12,691
7/22	$12,101	$11,355	$13,118
8/22	$11,986	$11,060	$13,001
9/22	$11,805	$10,583	$12,810
10/22	$12,019	$10,467	$13,065
11/22	$12,168	$10,857	$13,214
12/22	$12,158	$10,820	$13,175
1/23	$12,407	$11,156	$13,466
2/23	$12,355	$10,882	$13,471
3/23	$12,456	$11,137	$13,544
4/23	$12,517	$11,205	$13,649
5/23	$12,465	$11,089	$13,624
6/23	$12,599	$11,072	$13,790
7/23	$12,721	$11,083	$13,940
8/23	$12,788	$11,016	$14,000
9/23	$12,784	$10,753	$13,987
10/23	$12,736	$10,592	$13,932
11/23	$12,965	$11,068	$14,284
12/23	$13,152	$11,488	$14,552
1/24	$13,206	$11,461	$14,586
2/24	$13,261	$11,323	$14,668
3/24	$13,376	$11,435	$14,783
4/24	$13,372	$11,167	$14,748
5/24	$13,489	$11,352	$14,880
6/24	$13,591	$11,456	$14,991
7/24	$13,712	$11,716	$15,185
8/24	$13,831	$11,889	$15,331
9/24	$13,922	$12,052	$15,480
10/24	$13,949	$11,778	$15,494
11/24	$14,068	$11,902	$15,618
12/24	$14,066	$11,722	$15,621
1/25	$14,203	$11,793	$15,793
2/25	$14,274	$12,037	$15,877
3/25	$14,207	$12,034	$15,853
4/25	$14,246	$12,077	$15,905
5/25	$14,394	$12,015	$16,087
6/25	$14,546	$12,203	$16,257
7/25	$14,599	$12,185	$16,318
8/25	$14,703	$12,331	$16,445
9/25	$14,789	$12,462	$16,538
10/25	$14,844	$12,544	$16,599

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	6.41%	5.14%	4.37%
Class A with 3.25% Maximum Sales Charge	2.96%	4.44%	4.03%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	7.13%	5.82%	5.19%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$82,586,870
# of Portfolio Holdings	205
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$278,237

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.2%
Convertible Bonds	1.0%
Short-Term Investments	4.7%
Senior Floating-Rate Loans	10.4%
Corporate Bonds	83.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.2%
CCC or Lower	8.0%
B	36.4%
BB	50.7%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ESHAX-TSR-AR

Eaton Vance Short Duration High Income Fund

Class I ESHIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index (the Index):

↓ The Fund’s security selections by sector, especially in healthcare, retail and automotive and auto parts, detracted from performance relative to the Index

↓ The Fund’s security selections by credit quality, particularly in BB-rated credits, hurt relative returns

↓ Security selections by duration segment, especially in securities with duration between 2-5 years, hampered performance relative to the Index

↑ The Fund’s allocations by sector, particularly in the paper, retail and healthcare sectors, contributed to returns relative to the Index

↑ An allocation to lower- and non-rated securities, helped performance relative to the Index

↑The Fund’s allocations, particularly to securities with duration between 2-5 years contributed to returns relative to the Index

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$987,750	$996,353	$990,434
12/15	$983,674	$991,376	$982,094
1/16	$982,879	$1,002,320	$973,930
2/16	$986,371	$1,009,440	$983,012
3/16	$1,008,857	$1,021,811	$1,004,906
4/16	$1,022,936	$1,028,772	$1,023,888
5/16	$1,029,834	$1,029,576	$1,032,627
6/16	$1,030,539	$1,047,701	$1,039,506
7/16	$1,041,866	$1,056,335	$1,054,428
8/16	$1,052,277	$1,057,474	$1,065,701
9/16	$1,058,349	$1,057,726	$1,070,110
10/16	$1,061,348	$1,050,709	$1,074,177
11/16	$1,063,252	$1,027,092	$1,075,000
12/16	$1,075,995	$1,030,143	$1,085,815
1/17	$1,081,231	$1,033,777	$1,092,710
2/17	$1,089,930	$1,041,753	$1,100,983
3/17	$1,089,882	$1,041,404	$1,103,239
4/17	$1,098,790	$1,050,045	$1,111,155
5/17	$1,105,775	$1,058,147	$1,117,518
6/17	$1,108,018	$1,057,250	$1,119,827
7/17	$1,114,767	$1,062,516	$1,125,709
8/17	$1,115,769	$1,071,683	$1,128,611
9/17	$1,122,792	$1,067,911	$1,134,313
10/17	$1,126,061	$1,069,193	$1,137,122
11/17	$1,123,537	$1,067,575	$1,135,204
12/17	$1,126,680	$1,072,282	$1,136,979
1/18	$1,131,201	$1,061,963	$1,142,428
2/18	$1,128,703	$1,051,894	$1,141,296
3/18	$1,128,513	$1,057,199	$1,141,682
4/18	$1,126,037	$1,050,145	$1,147,733
5/18	$1,127,107	$1,055,872	$1,151,333
6/18	$1,125,791	$1,054,340	$1,153,576
7/18	$1,136,371	$1,056,547	$1,161,875
8/18	$1,142,143	$1,061,752	$1,168,895
9/18	$1,146,904	$1,057,203	$1,174,470
10/18	$1,139,464	$1,048,359	$1,170,926
11/18	$1,136,697	$1,053,074	$1,171,161
12/18	$1,122,015	$1,069,550	$1,162,058
1/19	$1,154,409	$1,084,296	$1,189,257
2/19	$1,164,024	$1,085,478	$1,200,921
3/19	$1,167,344	$1,105,079	$1,208,186
4/19	$1,179,248	$1,106,626	$1,217,435
5/19	$1,175,566	$1,123,578	$1,213,323
6/19	$1,187,678	$1,139,470	$1,229,102
7/19	$1,193,700	$1,142,862	$1,234,833
8/19	$1,197,216	$1,168,722	$1,241,379
9/19	$1,203,179	$1,163,659	$1,243,191
10/19	$1,204,119	$1,167,418	$1,245,952
11/19	$1,207,427	$1,167,185	$1,251,482
12/19	$1,220,800	$1,168,924	$1,264,720
1/20	$1,222,853	$1,189,904	$1,266,920
2/20	$1,212,566	$1,207,721	$1,249,406
3/20	$1,108,454	$1,184,130	$1,125,688
4/20	$1,123,448	$1,207,849	$1,154,874
5/20	$1,155,295	$1,219,130	$1,191,664
6/20	$1,171,966	$1,229,303	$1,204,698
7/20	$1,200,338	$1,250,897	$1,241,109
8/20	$1,209,406	$1,243,684	$1,252,067
9/20	$1,206,402	$1,241,442	$1,243,609
10/20	$1,207,766	$1,237,005	$1,251,006
11/20	$1,245,957	$1,253,147	$1,281,330
12/20	$1,257,625	$1,257,475	$1,296,545
1/21	$1,262,527	$1,249,571	$1,300,944
2/21	$1,275,345	$1,233,448	$1,306,691
3/21	$1,282,599	$1,219,093	$1,314,284
4/21	$1,289,767	$1,229,345	$1,323,755
5/21	$1,295,526	$1,234,034	$1,327,651
6/21	$1,302,491	$1,243,030	$1,335,536
7/21	$1,304,012	$1,255,512	$1,336,996
8/21	$1,308,336	$1,254,673	$1,342,296
9/21	$1,309,507	$1,243,959	$1,343,145
10/21	$1,312,286	$1,242,942	$1,345,631
11/21	$1,305,353	$1,244,444	$1,339,191
12/21	$1,319,118	$1,243,605	$1,351,960
1/22	$1,307,773	$1,216,340	$1,335,142
2/22	$1,304,033	$1,199,756	$1,330,804
3/22	$1,300,251	$1,167,568	$1,323,893
4/22	$1,289,292	$1,124,021	$1,307,040
5/22	$1,281,125	$1,130,205	$1,313,694
6/22	$1,236,352	$1,107,621	$1,269,124
7/22	$1,270,845	$1,135,469	$1,311,790
8/22	$1,259,083	$1,105,951	$1,300,066
9/22	$1,240,284	$1,058,302	$1,281,017
10/22	$1,263,023	$1,046,690	$1,306,538
11/22	$1,278,942	$1,085,718	$1,321,428
12/22	$1,278,213	$1,082,030	$1,317,524
1/23	$1,304,662	$1,115,595	$1,346,633
2/23	$1,299,346	$1,088,183	$1,347,115
3/23	$1,310,267	$1,113,711	$1,354,412
4/23	$1,318,405	$1,120,515	$1,364,941
5/23	$1,311,744	$1,108,897	$1,362,405
6/23	$1,326,154	$1,107,174	$1,379,017
7/23	$1,339,313	$1,108,275	$1,394,042
8/23	$1,348,129	$1,101,601	$1,400,017
9/23	$1,346,470	$1,075,333	$1,398,732
10/23	$1,341,667	$1,059,162	$1,393,249
11/23	$1,366,082	$1,106,829	$1,428,383
12/23	$1,386,072	$1,148,827	$1,455,188
1/24	$1,392,107	$1,146,078	$1,458,587
2/24	$1,398,107	$1,132,337	$1,466,842
3/24	$1,410,547	$1,143,455	$1,478,254
4/24	$1,410,412	$1,116,734	$1,474,845
5/24	$1,423,082	$1,135,245	$1,488,022
6/24	$1,434,133	$1,145,623	$1,499,111
7/24	$1,447,164	$1,171,626	$1,518,456
8/24	$1,460,031	$1,188,874	$1,533,108
9/24	$1,469,920	$1,205,180	$1,548,049
10/24	$1,473,094	$1,177,807	$1,549,371
11/24	$1,485,993	$1,190,224	$1,561,792
12/24	$1,486,141	$1,172,248	$1,562,130
1/25	$1,500,872	$1,179,312	$1,579,316
2/25	$1,507,015	$1,203,695	$1,587,679
3/25	$1,501,943	$1,203,408	$1,585,262
4/25	$1,506,379	$1,207,658	$1,590,512
5/25	$1,520,597	$1,201,533	$1,608,716
6/25	$1,538,727	$1,220,252	$1,625,691
7/25	$1,542,917	$1,218,511	$1,631,795
8/25	$1,555,957	$1,233,147	$1,644,546
9/25	$1,565,415	$1,246,212	$1,653,753
10/25	$1,571,407	$1,254,442	$1,659,878

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.67%	5.40%	4.62%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	7.13%	5.82%	5.19%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$82,586,870
# of Portfolio Holdings	205
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$278,237

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.2%
Convertible Bonds	1.0%
Short-Term Investments	4.7%
Senior Floating-Rate Loans	10.4%
Corporate Bonds	83.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.2%
CCC or Lower	8.0%
B	36.4%
BB	50.7%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ESHIX-TSR-AR

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Class A EACPX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index (the Index):

↓An underweight position in Broadcom Inc. hurt returns as its stock surged on artificial intelligence (AI) chip demand, strong earnings, and a major OpenAI deal

↓Not owning electric vehicle manufacturer Tesla, Inc. hampered Index-relative returns as the stock rose due to AI and robotaxi expansion

↓An overweight position in UnitedHealth Group Inc. hurt returns due to Medicare cost overruns, a Department of Justice probe, CEO exit and guidance cuts. This was sold by period end.

↓Not owning AI-driven data analytics firm Palantir Technologies Inc. detracted from returns as shares rose on strong government and commercial demand

↑An overweight position in technology conglomerate Alphabet Inc. helped returns as the stock rose on AI-driven search, cloud growth, and strong earnings

↑An underweight position in Eli Lilly and Company helped as the stock lagged due to disappointing GLP-1 trial results and pressures on drug pricing

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 3000® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$9,609	$10,030	$10,053
12/15	$9,408	$9,872	$9,880
1/16	$8,608	$9,382	$9,290
2/16	$8,456	$9,369	$9,282
3/16	$9,059	$10,005	$9,914
4/16	$9,091	$10,043	$9,836
5/16	$9,372	$10,224	$10,033
6/16	$9,189	$10,250	$9,993
7/16	$9,703	$10,628	$10,478
8/16	$9,707	$10,643	$10,438
9/16	$9,730	$10,645	$10,485
10/16	$9,484	$10,451	$10,208
11/16	$9,596	$10,838	$10,480
12/16	$9,573	$11,052	$10,611
1/17	$10,047	$11,262	$10,954
2/17	$10,360	$11,709	$11,395
3/17	$10,423	$11,723	$11,527
4/17	$10,615	$11,843	$11,787
5/17	$10,892	$12,010	$12,063
6/17	$10,834	$12,085	$12,063
7/17	$11,151	$12,333	$12,367
8/17	$11,205	$12,371	$12,575
9/17	$11,352	$12,626	$12,778
10/17	$11,634	$12,921	$13,250
11/17	$11,906	$13,317	$13,651
12/17	$12,042	$13,465	$13,750
1/18	$13,081	$14,236	$14,690
2/18	$12,929	$13,711	$14,302
3/18	$12,633	$13,363	$13,954
4/18	$12,880	$13,414	$14,000
5/18	$13,587	$13,737	$14,635
6/18	$13,784	$13,822	$14,774
7/18	$13,887	$14,336	$15,193
8/18	$14,609	$14,803	$16,033
9/18	$14,573	$14,887	$16,086
10/18	$13,090	$13,870	$14,601
11/18	$13,144	$14,153	$14,762
12/18	$12,043	$12,875	$13,459
1/19	$13,448	$13,906	$14,694
2/19	$13,773	$14,353	$15,251
3/19	$14,090	$14,632	$15,636
4/19	$14,935	$15,224	$16,326
5/19	$13,769	$14,257	$15,282
6/19	$14,641	$15,262	$16,340
7/19	$14,999	$15,481	$16,695
8/19	$14,655	$15,236	$16,528
9/19	$14,572	$15,521	$16,521
10/19	$14,802	$15,857	$16,987
11/19	$15,467	$16,433	$17,756
12/19	$15,886	$16,928	$18,283
1/20	$16,177	$16,922	$18,652
2/20	$15,088	$15,529	$17,377
3/20	$13,399	$13,611	$15,568
4/20	$15,402	$15,356	$17,872
5/20	$16,557	$16,087	$19,100
6/20	$17,176	$16,407	$19,926
7/20	$18,260	$17,332	$21,410
8/20	$20,091	$18,578	$23,566
9/20	$19,185	$17,872	$22,488
10/20	$18,598	$17,397	$21,777
11/20	$20,363	$19,301	$24,101
12/20	$21,216	$20,043	$25,279
1/21	$20,635	$19,841	$25,183
2/21	$21,061	$20,388	$25,235
3/21	$21,226	$21,281	$25,580
4/21	$22,781	$22,416	$27,240
5/21	$22,262	$22,573	$26,837
6/21	$23,367	$23,100	$28,491
7/21	$24,205	$23,649	$29,296
8/21	$25,028	$24,368	$30,355
9/21	$23,410	$23,234	$28,689
10/21	$24,994	$24,862	$31,100
11/21	$24,544	$24,690	$31,185
12/21	$25,145	$25,797	$31,813
1/22	$22,925	$24,462	$28,993
2/22	$21,981	$23,729	$27,837
3/22	$22,585	$24,610	$28,870
4/22	$20,136	$22,464	$25,380
5/22	$19,501	$22,505	$24,796
6/22	$18,076	$20,648	$22,857
7/22	$20,236	$22,552	$25,590
8/22	$19,231	$21,632	$24,453
9/22	$17,217	$19,640	$22,087
10/22	$18,141	$21,230	$23,427
11/22	$19,011	$22,416	$24,451
12/22	$17,711	$21,125	$22,598
1/23	$19,286	$22,452	$24,504
2/23	$18,736	$21,904	$24,215
3/23	$20,171	$22,708	$25,728
4/23	$20,626	$23,063	$25,950
5/23	$21,131	$23,163	$27,066
6/23	$22,481	$24,693	$28,937
7/23	$23,120	$25,487	$29,932
8/23	$22,870	$25,081	$29,596
9/23	$21,696	$23,885	$27,969
10/23	$21,526	$23,383	$27,484
11/23	$24,015	$25,518	$30,458
12/23	$25,110	$26,678	$31,911
1/24	$25,550	$27,126	$32,617
2/24	$26,890	$28,574	$34,862
3/24	$26,800	$29,494	$35,493
4/24	$25,550	$28,289	$33,929
5/24	$26,740	$29,692	$35,950
6/24	$28,184	$30,757	$38,260
7/24	$28,104	$31,132	$37,775
8/24	$28,544	$31,887	$38,504
9/24	$29,024	$32,568	$39,568
10/24	$28,864	$32,272	$39,419
11/24	$30,329	$34,167	$42,080
12/24	$29,966	$33,352	$42,268
1/25	$30,977	$34,281	$43,126
2/25	$29,690	$33,834	$41,516
3/25	$27,622	$31,928	$38,043
4/25	$27,581	$31,711	$38,702
5/25	$29,378	$33,707	$42,075
6/25	$30,573	$35,421	$44,720
7/25	$31,548	$36,216	$46,370
8/25	$31,727	$36,950	$46,980
9/25	$32,294	$38,299	$49,377
10/25	$33,169	$39,196	$51,083

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	14.89%	12.25%	13.33%
Class A with 5.25% Maximum Sales Charge	8.86%	11.05%	12.73%
S&P 500® Index	21.45%	17.63%	14.62%
Russell 3000® Growth Index	29.59%	18.58%	17.70%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$166,782,197
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	48
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	14%
Total Advisory Fees Paid	$1,007,472

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Multi-Cap Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Information Technology
48.7%
Communication Services
14.4%
Consumer Discretionary
13.6%
Industrials
7.9%
Health Care
6.6%
Financials
4.6%
Consumer Staples
2.2%
Materials
1.2%
Short-Term Investments
0.4%
Real Estate
0.4%

Value	Value
Real Estate	0.4%
Short-Term Investments	0.4%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.6%
Health Care	6.6%
Industrials	7.9%
Consumer Discretionary	13.6%
Communication Services	14.4%
Information Technology	48.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	12.4%
NVIDIA Corp.	11.6%
Apple, Inc.	10.1%
Amazon.com, Inc.	9.3%
Alphabet, Inc., Class A	5.6%
Alphabet, Inc., Class C	4.3%
Meta Platforms, Inc., Class A	4.0%
Visa, Inc., Class A	3.4%
Broadcom, Inc.	2.9%
Monolithic Power Systems, Inc.	2.9%
Total	66.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EACPX-TSR-AR

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Class C ECCPX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.98%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index (the Index):

↓An underweight position in Broadcom Inc. hurt returns as its stock surged on artificial intelligence (AI) chip demand, strong earnings, and a major OpenAI deal

↓Not owning electric vehicle manufacturer Tesla, Inc. hampered Index-relative returns as the stock rose due to AI and robotaxi expansion

↓An overweight position in UnitedHealth Group Inc. hurt returns due to Medicare cost overruns, a Department of Justice probe, CEO exit and guidance cuts. This was sold by period end.

↓Not owning AI-driven data analytics firm Palantir Technologies Inc. detracted from returns as shares rose on strong government and commercial demand

↑An overweight position in technology conglomerate Alphabet Inc. helped returns as the stock rose on AI-driven search, cloud growth, and strong earnings

↑An underweight position in Eli Lilly and Company helped as the stock lagged due to disappointing GLP-1 trial results and pressures on drug pricing

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Russell 3000® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$10,139	$10,030	$10,053
12/15	$9,920	$9,872	$9,880
1/16	$9,065	$9,382	$9,290
2/16	$8,904	$9,369	$9,282
3/16	$9,530	$10,005	$9,914
4/16	$9,556	$10,043	$9,836
5/16	$9,845	$10,224	$10,033
6/16	$9,653	$10,250	$9,993
7/16	$10,187	$10,628	$10,478
8/16	$10,182	$10,643	$10,438
9/16	$10,203	$10,645	$10,485
10/16	$9,936	$10,451	$10,208
11/16	$10,043	$10,838	$10,480
12/16	$10,016	$11,052	$10,611
1/17	$10,502	$11,262	$10,954
2/17	$10,828	$11,709	$11,395
3/17	$10,882	$11,723	$11,527
4/17	$11,080	$11,843	$11,787
5/17	$11,358	$12,010	$12,063
6/17	$11,293	$12,085	$12,063
7/17	$11,614	$12,333	$12,367
8/17	$11,662	$12,371	$12,575
9/17	$11,812	$12,626	$12,778
10/17	$12,100	$12,921	$13,250
11/17	$12,373	$13,317	$13,651
12/17	$12,508	$13,465	$13,750
1/18	$13,575	$14,236	$14,690
2/18	$13,414	$13,711	$14,302
3/18	$13,092	$13,363	$13,954
4/18	$13,344	$13,414	$14,000
5/18	$14,068	$13,737	$14,635
6/18	$14,261	$13,822	$14,774
7/18	$14,363	$14,336	$15,193
8/18	$15,097	$14,803	$16,033
9/18	$15,049	$14,887	$16,086
10/18	$13,511	$13,870	$14,601
11/18	$13,559	$14,153	$14,762
12/18	$12,413	$12,875	$13,459
1/19	$13,852	$13,906	$14,694
2/19	$14,183	$14,353	$15,251
3/19	$14,497	$14,632	$15,636
4/19	$15,357	$15,224	$16,326
5/19	$14,150	$14,257	$15,282
6/19	$15,032	$15,262	$16,340
7/19	$15,395	$15,481	$16,695
8/19	$15,032	$15,236	$16,528
9/19	$14,938	$15,521	$16,521
10/19	$15,164	$15,857	$16,987
11/19	$15,836	$16,433	$17,756
12/19	$16,251	$16,928	$18,283
1/20	$16,540	$16,922	$18,652
2/20	$15,419	$15,529	$17,377
3/20	$13,682	$13,611	$15,568
4/20	$15,719	$15,356	$17,872
5/20	$16,885	$16,087	$19,100
6/20	$17,507	$16,407	$19,926
7/20	$18,599	$17,332	$21,410
8/20	$20,450	$18,578	$23,566
9/20	$19,516	$17,872	$22,488
10/20	$18,905	$17,397	$21,777
11/20	$20,687	$19,301	$24,101
12/20	$21,540	$20,043	$25,279
1/21	$20,941	$19,841	$25,183
2/21	$21,358	$20,388	$25,235
3/21	$21,511	$21,281	$25,580
4/21	$23,074	$22,416	$27,240
5/21	$22,533	$22,573	$26,837
6/21	$23,638	$23,100	$28,491
7/21	$24,472	$23,649	$29,296
8/21	$25,289	$24,368	$30,355
9/21	$23,638	$23,234	$28,689
10/21	$25,218	$24,862	$31,100
11/21	$24,748	$24,690	$31,185
12/21	$25,336	$25,797	$31,813
1/22	$23,090	$24,462	$28,993
2/22	$22,119	$23,729	$27,837
3/22	$22,718	$24,610	$28,870
4/22	$20,240	$22,464	$25,380
5/22	$19,593	$22,505	$24,796
6/22	$18,146	$20,648	$22,857
7/22	$20,301	$22,552	$25,590
8/22	$19,281	$21,632	$24,453
9/22	$17,255	$19,640	$22,087
10/22	$18,170	$21,230	$23,427
11/22	$19,025	$22,416	$24,451
12/22	$17,713	$21,125	$22,598
1/23	$19,275	$22,452	$24,504
2/23	$18,720	$21,904	$24,215
3/23	$20,136	$22,708	$25,728
4/23	$20,581	$23,063	$25,950
5/23	$21,070	$23,163	$27,066
6/23	$22,400	$24,693	$28,937
7/23	$23,023	$25,487	$29,932
8/23	$22,760	$25,081	$29,596
9/23	$21,576	$23,885	$27,969
10/23	$21,393	$23,383	$27,484
11/23	$23,853	$25,518	$30,458
12/23	$24,927	$26,678	$31,911
1/24	$25,348	$27,126	$32,617
2/24	$26,661	$28,574	$34,862
3/24	$26,551	$29,494	$35,493
4/24	$25,299	$28,289	$33,929
5/24	$26,465	$29,692	$35,950
6/24	$27,875	$30,757	$38,260
7/24	$27,777	$31,132	$37,775
8/24	$28,193	$31,887	$38,504
9/24	$28,650	$32,568	$39,568
10/24	$28,473	$32,272	$39,419
11/24	$29,902	$34,167	$42,080
12/24	$29,525	$33,352	$42,268
1/25	$30,502	$34,281	$43,126
2/25	$29,218	$33,834	$41,516
3/25	$27,169	$31,928	$38,043
4/25	$27,113	$31,711	$38,702
5/25	$28,854	$33,707	$42,075
6/25	$30,014	$35,421	$44,720
7/25	$30,947	$36,216	$46,370
8/25	$31,104	$36,950	$46,980
9/25	$31,643	$38,299	$49,377
10/25	$32,958	$39,196	$51,083

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.04%	11.42%	12.66%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	13.04%	11.42%	12.66%
S&P 500® Index	21.45%	17.63%	14.62%
Russell 3000® Growth Index	29.59%	18.58%	17.70%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$166,782,197
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	48
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	14%
Total Advisory Fees Paid	$1,007,472

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Multi-Cap Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.4%
Short-Term Investments	0.4%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.6%
Health Care	6.6%
Industrials	7.9%
Consumer Discretionary	13.6%
Communication Services	14.4%
Information Technology	48.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	12.4%
NVIDIA Corp.	11.6%
Apple, Inc.	10.1%
Amazon.com, Inc.	9.3%
Alphabet, Inc., Class A	5.6%
Alphabet, Inc., Class C	4.3%
Meta Platforms, Inc., Class A	4.0%
Visa, Inc., Class A	3.4%
Broadcom, Inc.	2.9%
Monolithic Power Systems, Inc.	2.9%
Total	66.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECCPX-TSR-AR

Eaton Vance Tax-Managed Small-Cap Fund

Class A ETMGX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.14%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ An out-of-index position in AptarGroup, Inc. hurt as management warning of headwinds in certain end markets caused investor distress

↓ Not owning Bloom Energy Corporation hurt returns, as clean energy shares climbed due to its connection to Artificial Intelligence data center infrastructure

↓ An out-of-index position in Chemed Corporation hurt due to headwinds from Medicare revenue caps in its health care business and weakening demand

↓ An overweight position in Cohen & Steers, Inc. hurt due to the business underperforming as high interest rates pressured real estate valuations

↑ An out-of-index position in Woodward, Inc. helped as its shares rose on higher government spending in aerospace and defense. The stock was sold by period end.

↑ An overweight position in ESCO Technologies, Inc. also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An out-of-index position in Allegro MicroSystems, Inc. helped returns as shares rose on growth in the auto, data center, and robotics automation markets

↑ An out-of-index position in AZEK Co., Inc. helped due to strong demand, margin growth, operational discipline, and James Hardie merger. The stock was sold by period end.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
10/15	$10,000	$10,000	$10,000
11/15	$9,617	$10,055	$10,325
12/15	$9,121	$9,849	$9,807
1/16	$8,550	$9,293	$8,945
2/16	$8,579	$9,290	$8,944
3/16	$9,237	$9,944	$9,658
4/16	$9,229	$10,006	$9,810
5/16	$9,587	$10,185	$10,030
6/16	$9,462	$10,206	$10,024
7/16	$9,799	$10,611	$10,623
8/16	$9,932	$10,638	$10,811
9/16	$9,916	$10,655	$10,931
10/16	$9,749	$10,424	$10,411
11/16	$10,565	$10,891	$11,572
12/16	$10,841	$11,103	$11,897
1/17	$10,859	$11,312	$11,943
2/17	$11,145	$11,733	$12,174
3/17	$11,216	$11,741	$12,190
4/17	$11,247	$11,865	$12,324
5/17	$11,168	$11,987	$12,073
6/17	$11,450	$12,095	$12,490
7/17	$11,525	$12,323	$12,583
8/17	$11,388	$12,347	$12,423
9/17	$11,931	$12,648	$13,198
10/17	$12,085	$12,924	$13,311
11/17	$12,469	$13,316	$13,694
12/17	$12,489	$13,450	$13,639
1/18	$12,938	$14,158	$13,995
2/18	$12,509	$13,637	$13,454
3/18	$12,627	$13,363	$13,628
4/18	$12,671	$13,414	$13,745
5/18	$13,402	$13,792	$14,580
6/18	$13,491	$13,883	$14,684
7/18	$13,713	$14,343	$14,940
8/18	$14,245	$14,847	$15,584
9/18	$14,201	$14,871	$15,209
10/18	$12,785	$13,776	$13,557
11/18	$13,106	$14,052	$13,773
12/18	$11,770	$12,745	$12,137
1/19	$12,920	$13,838	$13,502
2/19	$13,665	$14,325	$14,204
3/19	$13,505	$14,534	$13,907
4/19	$14,102	$15,115	$14,379
5/19	$13,516	$14,137	$13,261
6/19	$14,453	$15,130	$14,198
7/19	$14,714	$15,354	$14,280
8/19	$14,314	$15,041	$13,575
9/19	$14,378	$15,305	$13,857
10/19	$14,352	$15,635	$14,222
11/19	$14,852	$16,229	$14,808
12/19	$14,985	$16,698	$15,235
1/20	$14,764	$16,680	$14,746
2/20	$13,556	$15,314	$13,505
3/20	$11,264	$13,208	$10,571
4/20	$12,427	$14,957	$12,023
5/20	$13,068	$15,757	$12,805
6/20	$13,148	$16,117	$13,258
7/20	$13,737	$17,033	$13,625
8/20	$14,242	$18,266	$14,392
9/20	$13,539	$17,601	$13,911
10/20	$13,908	$17,222	$14,203
11/20	$15,564	$19,317	$16,821
12/20	$16,833	$20,186	$18,276
1/21	$16,833	$20,096	$19,195
2/21	$17,895	$20,724	$20,392
3/21	$18,423	$21,467	$20,597
4/21	$19,064	$22,573	$21,029
5/21	$19,087	$22,676	$21,072
6/21	$19,036	$23,236	$21,481
7/21	$19,041	$23,628	$20,705
8/21	$19,354	$24,302	$21,168
9/21	$18,803	$23,212	$20,544
10/21	$19,762	$24,782	$21,418
11/21	$19,041	$24,404	$20,525
12/21	$20,366	$25,365	$20,984
1/22	$18,702	$23,873	$18,964
2/22	$19,300	$23,272	$19,166
3/22	$19,121	$24,027	$19,405
4/22	$17,814	$21,870	$17,482
5/22	$17,407	$21,841	$17,508
6/22	$16,451	$20,014	$16,068
7/22	$17,900	$21,891	$17,746
8/22	$16,858	$21,074	$17,383
9/22	$15,489	$19,120	$15,717
10/22	$17,228	$20,688	$17,447
11/22	$17,875	$21,768	$17,854
12/22	$16,999	$20,493	$16,696
1/23	$18,571	$21,905	$18,323
2/23	$18,609	$21,393	$18,013
3/23	$18,121	$21,965	$17,153
4/23	$18,013	$22,199	$16,844
5/23	$17,386	$22,285	$16,689
6/23	$18,521	$23,807	$18,046
7/23	$18,996	$24,661	$19,149
8/23	$18,280	$24,185	$18,191
9/23	$17,012	$23,033	$17,120
10/23	$15,915	$22,422	$15,953
11/23	$17,297	$24,513	$17,396
12/23	$18,876	$25,813	$19,522
1/24	$18,445	$26,099	$18,763
2/24	$19,506	$27,512	$19,824
3/24	$20,315	$28,399	$20,533
4/24	$19,017	$27,150	$19,088
5/24	$19,570	$28,432	$20,046
6/24	$19,358	$29,313	$19,860
7/24	$20,656	$29,857	$21,878
8/24	$20,926	$30,507	$21,551
9/24	$21,080	$31,138	$21,702
10/24	$20,579	$30,910	$21,388
11/24	$22,738	$32,966	$23,735
12/24	$21,118	$31,958	$21,774
1/25	$21,688	$32,967	$22,345
2/25	$21,098	$32,336	$21,150
3/25	$20,124	$30,449	$19,710
4/25	$19,461	$30,245	$19,255
5/25	$20,296	$32,162	$20,283
6/25	$20,528	$33,796	$21,386
7/25	$20,044	$34,540	$21,757
8/25	$21,051	$35,340	$23,311
9/25	$20,223	$36,559	$24,036
10/25	$19,700	$37,343	$24,471

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(4.27)%	7.21%	7.59%
Class A with 5.25% Maximum Sales Charge	(9.29)%	6.06%	7.01%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 2000® Index	14.41%	11.49%	9.35%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$116,869,920
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	70
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	41%
Total Advisory Fees Paid	$809,499

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Small-Cap Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Industrials
26.0%
Financials
20.6%
Consumer Discretionary
14.2%
Information Technology
10.6%
Health Care
9.9%
Materials
6.2%
Real Estate
5.7%
Short-Term Investments
2.8%
Utilities
2.2%
Consumer Staples
1.4%
Communication Services
0.4%

Value	Value
Communication Services	0.4%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.8%
Real Estate	5.7%
Materials	6.2%
Health Care	9.9%
Information Technology	10.6%
Consumer Discretionary	14.2%
Financials	20.6%
Industrials	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.8%
Donaldson Co., Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Community Financial System, Inc.	2.5%
Dorman Products, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
U.S. Physical Therapy, Inc.	2.4%
CSW Industrials, Inc.	2.4%
Franklin Electric Co., Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ETMGX-TSR-AR

Eaton Vance Tax-Managed Small-Cap Fund

Class C ECMGX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.89%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ An out-of-index position in AptarGroup, Inc. hurt as management warning of headwinds in certain end markets caused investor distress

↓ Not owning Bloom Energy Corporation hurt returns, as clean energy shares climbed due to its connection to Artificial Intelligence data center infrastructure

↓ An out-of-index position in Chemed Corporation hurt due to headwinds from Medicare revenue caps in its health care business and weakening demand

↓ An overweight position in Cohen & Steers, Inc. hurt due to the business underperforming as high interest rates pressured real estate valuations

↑ An out-of-index position in Woodward, Inc. helped as its shares rose on higher government spending in aerospace and defense. The stock was sold by period end.

↑ An overweight position in ESCO Technologies, Inc. also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An out-of-index position in Allegro MicroSystems, Inc. helped returns as shares rose on growth in the auto, data center, and robotics automation markets

↑ An out-of-index position in AZEK Co., Inc. helped due to strong demand, margin growth, operational discipline, and James Hardie merger. The stock was sold by period end.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2000® Index
10/15	$10,000	$10,000	$10,000
11/15	$10,139	$10,055	$10,325
12/15	$9,612	$9,849	$9,807
1/16	$9,009	$9,293	$8,945
2/16	$9,030	$9,290	$8,944
3/16	$9,714	$9,944	$9,658
4/16	$9,704	$10,006	$9,810
5/16	$10,072	$10,185	$10,030
6/16	$9,934	$10,206	$10,024
7/16	$10,281	$10,611	$10,623
8/16	$10,419	$10,638	$10,811
9/16	$10,393	$10,655	$10,931
10/16	$10,210	$10,424	$10,411
11/16	$11,057	$10,891	$11,572
12/16	$11,340	$11,103	$11,897
1/17	$11,351	$11,312	$11,943
2/17	$11,646	$11,733	$12,174
3/17	$11,712	$11,741	$12,190
4/17	$11,733	$11,865	$12,324
5/17	$11,646	$11,987	$12,073
6/17	$11,936	$12,095	$12,490
7/17	$12,007	$12,323	$12,583
8/17	$11,854	$12,347	$12,423
9/17	$12,412	$12,648	$13,198
10/17	$12,565	$12,924	$13,311
11/17	$12,959	$13,316	$13,694
12/17	$12,966	$13,450	$13,639
1/18	$13,423	$14,158	$13,995
2/18	$12,973	$13,637	$13,454
3/18	$13,085	$13,363	$13,628
4/18	$13,123	$13,414	$13,745
5/18	$13,874	$13,792	$14,580
6/18	$13,956	$13,883	$14,684
7/18	$14,175	$14,343	$14,940
8/18	$14,719	$14,847	$15,584
9/18	$14,663	$14,871	$15,209
10/18	$13,192	$13,776	$13,557
11/18	$13,517	$14,052	$13,773
12/18	$12,134	$12,745	$12,137
1/19	$13,308	$13,838	$13,502
2/19	$14,071	$14,325	$14,204
3/19	$13,899	$14,534	$13,907
4/19	$14,496	$15,115	$14,379
5/19	$13,892	$14,137	$13,261
6/19	$14,840	$15,130	$14,198
7/19	$15,101	$15,354	$14,280
8/19	$14,682	$15,041	$13,575
9/19	$14,737	$15,305	$13,857
10/19	$14,702	$15,635	$14,222
11/19	$15,204	$16,229	$14,808
12/19	$15,334	$16,698	$15,235
1/20	$15,096	$16,680	$14,746
2/20	$13,845	$15,314	$13,505
3/20	$11,500	$13,208	$10,571
4/20	$12,677	$14,957	$12,023
5/20	$13,324	$15,757	$12,805
6/20	$13,399	$16,117	$13,258
7/20	$13,994	$17,033	$13,625
8/20	$14,500	$18,266	$14,392
9/20	$13,771	$17,601	$13,911
10/20	$14,136	$17,222	$14,203
11/20	$15,810	$19,317	$16,821
12/20	$17,091	$20,186	$18,276
1/21	$17,076	$20,096	$19,195
2/21	$18,140	$20,724	$20,392
3/21	$18,669	$21,467	$20,597
4/21	$19,309	$22,573	$21,029
5/21	$19,316	$22,676	$21,072
6/21	$19,249	$23,236	$21,481
7/21	$19,249	$23,628	$20,705
8/21	$19,547	$24,302	$21,168
9/21	$18,981	$23,212	$20,544
10/21	$19,934	$24,782	$21,418
11/21	$19,205	$24,404	$20,525
12/21	$20,516	$25,365	$20,984
1/22	$18,837	$23,873	$18,964
2/22	$19,421	$23,272	$19,166
3/22	$19,232	$24,027	$19,405
4/22	$17,907	$21,870	$17,482
5/22	$17,487	$21,841	$17,508
6/22	$16,515	$20,014	$16,068
7/22	$17,956	$21,891	$17,746
8/22	$16,902	$21,074	$17,383
9/22	$15,519	$19,120	$15,717
10/22	$17,256	$20,688	$17,447
11/22	$17,890	$21,768	$17,854
12/22	$16,999	$20,493	$16,696
1/23	$18,560	$21,905	$18,323
2/23	$18,585	$21,393	$18,013
3/23	$18,091	$21,965	$17,153
4/23	$17,971	$22,199	$16,844
5/23	$17,331	$22,285	$16,689
6/23	$18,457	$23,807	$18,046
7/23	$18,918	$24,661	$19,149
8/23	$18,184	$24,185	$18,191
9/23	$16,922	$23,033	$17,120
10/23	$15,822	$22,422	$15,953
11/23	$17,186	$24,513	$17,396
12/23	$18,738	$25,813	$19,522
1/24	$18,296	$26,099	$18,763
2/24	$19,337	$27,512	$19,824
3/24	$20,126	$28,399	$20,533
4/24	$18,834	$27,150	$19,088
5/24	$19,371	$28,432	$20,046
6/24	$19,146	$29,313	$19,860
7/24	$20,413	$29,857	$21,878
8/24	$20,673	$30,507	$21,551
9/24	$20,812	$31,138	$21,702
10/24	$20,300	$30,910	$21,388
11/24	$22,416	$32,966	$23,735
12/24	$20,806	$31,958	$21,774
1/25	$21,357	$32,967	$22,345
2/25	$20,761	$32,336	$21,150
3/25	$19,785	$30,449	$19,710
4/25	$19,126	$30,245	$19,255
5/25	$19,930	$32,162	$20,283
6/25	$20,146	$33,796	$21,386
7/25	$19,659	$34,540	$21,757
8/25	$20,634	$35,340	$23,311
9/25	$19,812	$36,559	$24,036
10/25	$19,585	$37,343	$24,471

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(4.98)%	6.41%	6.95%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(5.89)%	6.41%	6.95%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 2000® Index	14.41%	11.49%	9.35%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$116,869,920
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	70
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	41%
Total Advisory Fees Paid	$809,499

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Small-Cap Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.4%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.8%
Real Estate	5.7%
Materials	6.2%
Health Care	9.9%
Information Technology	10.6%
Consumer Discretionary	14.2%
Financials	20.6%
Industrials	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.8%
Donaldson Co., Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Community Financial System, Inc.	2.5%
Dorman Products, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
U.S. Physical Therapy, Inc.	2.4%
CSW Industrials, Inc.	2.4%
Franklin Electric Co., Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECMGX-TSR-AR

Eaton Vance Tax-Managed Small-Cap Fund

Class I EIMGX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.89%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ An out-of-index position in AptarGroup, Inc. hurt as management warning of headwinds in certain end markets caused investor distress

↓ Not owning Bloom Energy Corporation hurt returns, as clean energy shares climbed due to its connection to Artificial Intelligence data center infrastructure

↓ An out-of-index position in Chemed Corporation hurt due to headwinds from Medicare revenue caps in its health care business and weakening demand

↓ An overweight position in Cohen & Steers, Inc. hurt due to the business underperforming as high interest rates pressured real estate valuations

↑ An out-of-index position in Woodward, Inc. helped as its shares rose on higher government spending in aerospace and defense. The stock was sold by period end.

↑ An overweight position in ESCO Technologies, Inc. also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An out-of-index position in Allegro MicroSystems, Inc. helped returns as shares rose on growth in the auto, data center, and robotics automation markets

↑ An out-of-index position in AZEK Co., Inc. helped due to strong demand, margin growth, operational discipline, and James Hardie merger. The stock was sold by period end.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2000® Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,015,176	$1,005,544	$1,032,529
12/15	$963,189	$984,904	$980,686
1/16	$903,125	$929,331	$894,450
2/16	$906,150	$929,032	$894,410
3/16	$975,721	$994,441	$965,794
4/16	$975,289	$1,000,604	$980,952
5/16	$1,013,315	$1,018,505	$1,003,047
6/16	$1,000,352	$1,020,600	$1,002,415
7/16	$1,036,217	$1,061,104	$1,062,266
8/16	$1,050,477	$1,063,811	$1,081,051
9/16	$1,048,749	$1,065,483	$1,093,092
10/16	$1,031,464	$1,042,431	$1,041,127
11/16	$1,117,887	$1,089,082	$1,157,225
12/16	$1,147,855	$1,110,333	$1,189,650
1/17	$1,149,685	$1,131,232	$1,194,343
2/17	$1,180,338	$1,173,304	$1,217,392
3/17	$1,188,115	$1,174,102	$1,218,985
4/17	$1,191,317	$1,186,547	$1,232,353
5/17	$1,183,540	$1,198,690	$1,207,282
6/17	$1,213,735	$1,209,508	$1,249,016
7/17	$1,221,970	$1,232,313	$1,258,295
8/17	$1,207,330	$1,234,688	$1,242,287
9/17	$1,265,432	$1,264,799	$1,319,817
10/17	$1,281,901	$1,292,400	$1,331,067
11/17	$1,323,076	$1,331,643	$1,369,428
12/17	$1,325,582	$1,344,953	$1,363,901
1/18	$1,373,034	$1,415,846	$1,399,545
2/18	$1,328,133	$1,363,659	$1,345,353
3/18	$1,340,889	$1,336,285	$1,362,753
4/18	$1,345,991	$1,341,363	$1,374,535
5/18	$1,424,057	$1,379,230	$1,457,970
6/18	$1,433,751	$1,388,250	$1,468,417
7/18	$1,457,222	$1,434,321	$1,494,009
8/18	$1,514,368	$1,484,691	$1,558,416
9/18	$1,510,286	$1,487,149	$1,520,933
10/18	$1,359,768	$1,377,646	$1,355,734
11/18	$1,393,953	$1,405,238	$1,377,284
12/18	$1,252,855	$1,274,453	$1,213,682
1/19	$1,375,165	$1,383,845	$1,350,219
2/19	$1,454,502	$1,432,513	$1,420,414
3/19	$1,437,973	$1,453,431	$1,390,686
4/19	$1,501,883	$1,511,469	$1,437,928
5/19	$1,439,626	$1,413,659	$1,326,096
6/19	$1,539,898	$1,512,950	$1,419,821
7/19	$1,567,997	$1,535,440	$1,427,996
8/19	$1,525,023	$1,504,139	$1,357,490
9/19	$1,532,736	$1,530,538	$1,385,734
10/19	$1,529,981	$1,563,486	$1,422,229
11/19	$1,583,974	$1,622,917	$1,480,775
12/19	$1,598,322	$1,669,777	$1,523,473
1/20	$1,574,886	$1,667,953	$1,474,612
2/20	$1,445,989	$1,531,392	$1,350,476
3/20	$1,202,257	$1,320,798	$1,057,065
4/20	$1,326,467	$1,495,725	$1,202,258
5/20	$1,395,016	$1,575,714	$1,280,494
6/20	$1,403,805	$1,611,738	$1,325,757
7/20	$1,467,667	$1,703,258	$1,362,451
8/20	$1,521,570	$1,826,649	$1,439,217
9/20	$1,446,575	$1,760,139	$1,391,142
10/20	$1,485,830	$1,722,150	$1,420,278
11/20	$1,663,356	$1,931,655	$1,682,070
12/20	$1,800,005	$2,018,556	$1,827,570
1/21	$1,800,005	$2,009,578	$1,919,538
2/21	$1,914,011	$2,072,392	$2,039,173
3/21	$1,971,014	$2,146,672	$2,059,654
4/21	$2,039,771	$2,257,331	$2,102,904
5/21	$2,042,709	$2,267,636	$2,107,240
6/21	$2,037,420	$2,323,553	$2,148,067
7/21	$2,038,595	$2,362,846	$2,070,503
8/21	$2,072,680	$2,430,229	$2,116,816
9/21	$2,013,914	$2,321,190	$2,054,402
10/21	$2,116,754	$2,478,159	$2,141,795
11/21	$2,040,946	$2,440,439	$2,052,547
12/21	$2,182,542	$2,536,540	$2,098,398
1/22	$2,005,182	$2,387,300	$1,896,377
2/22	$2,069,619	$2,327,165	$1,916,621
3/22	$2,051,117	$2,402,650	$1,940,476
4/22	$1,910,761	$2,187,030	$1,748,156
5/22	$1,867,378	$2,184,098	$1,750,798
6/22	$1,765,300	$2,001,379	$1,606,807
7/22	$1,920,968	$2,189,145	$1,774,562
8/22	$1,809,959	$2,107,447	$1,738,250
9/22	$1,663,223	$1,912,026	$1,571,664
10/22	$1,850,790	$2,068,823	$1,744,687
11/22	$1,920,330	$2,176,808	$1,785,439
12/22	$1,826,293	$2,049,348	$1,669,560
1/23	$1,995,845	$2,190,493	$1,832,285
2/23	$1,999,788	$2,139,295	$1,801,336
3/23	$1,948,528	$2,196,498	$1,715,269
4/23	$1,936,699	$2,219,900	$1,684,431
5/23	$1,869,667	$2,228,537	$1,668,871
6/23	$1,992,559	$2,380,714	$1,804,553
7/23	$2,043,819	$2,466,055	$1,914,908
8/23	$1,966,929	$2,418,451	$1,819,108
9/23	$1,831,551	$2,303,250	$1,712,014
10/23	$1,713,916	$2,242,193	$1,595,256
11/23	$1,863,095	$2,451,274	$1,739,642
12/23	$2,033,470	$2,581,294	$1,952,198
1/24	$1,987,422	$2,609,902	$1,876,270
2/24	$2,101,541	$2,751,177	$1,982,357
3/24	$2,189,634	$2,839,923	$2,053,324
4/24	$2,050,821	$2,714,962	$1,908,805
5/24	$2,110,217	$2,843,236	$2,004,565
6/24	$2,088,194	$2,931,255	$1,986,022
7/24	$2,228,341	$2,985,744	$2,187,800
8/24	$2,258,373	$3,050,740	$2,155,119
9/24	$2,275,057	$3,113,847	$2,170,181
10/24	$2,221,668	$3,090,980	$2,138,836
11/24	$2,455,246	$3,296,605	$2,373,453
12/24	$2,280,746	$3,195,843	$2,177,440
1/25	$2,342,742	$3,296,730	$2,234,531
2/25	$2,278,680	$3,233,552	$2,115,007
3/25	$2,174,665	$3,044,937	$1,971,041
4/25	$2,103,715	$3,024,509	$1,925,506
5/25	$2,193,953	$3,216,220	$2,028,329
6/25	$2,219,440	$3,379,614	$2,138,572
7/25	$2,167,777	$3,454,041	$2,175,670
8/25	$2,276,613	$3,533,974	$2,331,115
9/25	$2,187,753	$3,655,937	$2,403,644
10/25	$2,131,957	$3,734,291	$2,447,129

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(4.04)%	7.48%	7.86%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 2000® Index	14.41%	11.49%	9.35%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$116,869,920
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	70
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	41%
Total Advisory Fees Paid	$809,499

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Small-Cap Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.4%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.8%
Real Estate	5.7%
Materials	6.2%
Health Care	9.9%
Information Technology	10.6%
Consumer Discretionary	14.2%
Financials	20.6%
Industrials	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.8%
Donaldson Co., Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Community Financial System, Inc.	2.5%
Dorman Products, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
U.S. Physical Therapy, Inc.	2.4%
CSW Industrials, Inc.	2.4%
Franklin Electric Co., Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIMGX-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Emerging and Frontier Countries Equity Fund, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Global Equity Income Fund, Eaton Vance Global Income Builder Fund, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund), Eaton Vance Government Opportunities Fund, Eaton Vance High Income Opportunities Fund, Eaton Vance Multi-Asset Credit Fund, Eaton Vance Short Duration Government Income Fund, Eaton Vance Short Duration High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Tax-Managed Equity Asset Allocation Fund, Eaton Vance Tax-Managed Multi-Cap Growth Fund, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Value Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 29 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Emerging and Frontier Countries Equity Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$25,800	$27,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$27,200

Eaton Vance Emerging Markets Local Income Fund Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$25,800	$25,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$25,800

Eaton Vance Floating-Rate Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$25,800	25,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$25,800

Eaton Vance Floating-Rate Advantage Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$25,800	$25,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$25,800

Eaton Vance Floating-Rate & High Income Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$38,200	$38,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$38,200	$38,200

Eaton Vance Global Equity Income Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$49,600	$49,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$49,600	$49,600

Eaton Vance Global Income Builder Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$60,000	$60,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$142

Total	$60,000	$60,142

Eaton Vance Global Macro Absolute Return Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$25,800	$25,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$25,800

Eaton Vance Global Macro Absolute Return Advantage Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$25,800	$25,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$25,800

Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund)
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$23,700	$23,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$318

Total	$23,700	$24,018

Eaton Vance Government Opportunities Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$68,400	$66,058
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$297

Total	$68,400	$66,355

Eaton Vance High Income Opportunities Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$25,800	$25,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$25,800

Eaton Vance Multi-Asset Credit Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$83,300	$83,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$1,055

Total	$83,300	$84,355

Eaton Vance Short Duration Government Income Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$98,400	$96,583
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$172

Total	$98,400	$96,755

Eaton Vance Short Duration High Income Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$63,400	$63,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$125

Total	$63,400	$63,525

Eaton Vance Strategic Income Fund Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$54,200	$54,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$54,200	$54,200

Eaton Vance Tax-Managed Equity Asset Allocation Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$38,200	$38,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$38,200	$38,200

Eaton Vance Tax-Managed Multi-Cap Growth Fund
Fiscal Years Ended10/31/24		10/31/25
Audit Fees	$23,700	$23,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$23,700	$23,700

Eaton Vance Tax-Managed Small-Cap Fund
Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$23,700	$23,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$23,700	$23,700

Eaton Vance Tax-Managed Value Fund Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$25,800	$25,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$25,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (January 31, February 28/29, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/23	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25	9/30/25	10/31/25
Audit Fees	$142,400	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900	$140,755	$828,441
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$2,109
Total	$142,400	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900	$140,755	$830,550

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	12/31/23	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25	9/30/25	10/31/25
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$2,109
Eaton Vance(2)	$52,836	$52,836	$52,836	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Global Macro Absolute Return Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Global Macro Absolute Return Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Global Macro Portfolio, at value (identified cost $2,896,494,371)	$2,983,350,313
Receivable for Fund shares sold	4,956,508
Total assets	$2,988,306,821
Liabilities
Payable for Fund shares redeemed	$2,000,504
Payable to affiliates:
Distribution and service fees	66,201
Sub-transfer agency fee	16,030
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	263,638
Payable for printing and postage	184,884
Accrued expenses	100,315
Total liabilities	$2,631,614
Net Assets	$2,985,675,207
Sources of Net Assets
Paid-in capital	$3,488,208,006
Accumulated loss	(502,532,799)
Net Assets	$2,985,675,207
Class A Shares
Net Assets	$246,550,286
Shares Outstanding	27,892,781
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.84
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.14
Class C Shares
Net Assets	$17,646,540
Shares Outstanding	1,988,476
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.87
Class I Shares
Net Assets	$2,533,673,150
Shares Outstanding	287,334,675
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.82
Class R Shares
Net Assets	$1,965,610
Shares Outstanding	221,997
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.85
1
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class R6 Shares
Net Assets	$185,839,621
Shares Outstanding	21,098,807
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.81
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $253,461)	$19,085,058
Interest income allocated from Portfolio (net of foreign taxes withheld of $3,917,889)	159,552,847
Other income allocated from Portfolio	400,287
Expenses, excluding interest and dividend expense, allocated from Portfolio	(14,957,464)
Interest and dividend expense allocated from Portfolio	(10,526,418)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	412,812
Total investment income from Portfolio	$153,967,122
Expenses
Distribution and service fees:
Class A	$446,598
Class C	159,847
Class R	9,054
Trustees’ fees and expenses	500
Custodian fee	61,788
Transfer and dividend disbursing agent fees	1,545,376
Legal and accounting services	131,061
Printing and postage	191,231
Registration fees	172,698
Miscellaneous	62,911
Total expenses	$2,781,064
Net investment income	$151,186,058
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $142,742)	$27,848,891
Written options	490,410
Securities sold short	867,466
Futures contracts	(4,694,909)
Swap contracts	(698,579)
Foreign currency transactions	24,809,643
Forward foreign currency exchange contracts	(56,289,685)
Net realized loss	$(7,666,763)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $1,120)	$124,675,794
Written options	905,812
Securities sold short	(6,956,572)
Futures contracts	(1,265,277)
Swap contracts	(4,991,781)
Foreign currency	960,372
Forward foreign currency exchange contracts	(2,692,332)
Net change in unrealized appreciation (depreciation)	$110,636,016
Net realized and unrealized gain	$102,969,253
Net increase in net assets from operations	$254,155,311
3
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$151,186,058	$117,376,562
Net realized loss	(7,666,763)	(59,331,184)
Net change in unrealized appreciation (depreciation)	110,636,016	80,440,622
Net increase in net assets from operations	$254,155,311	$138,486,000
Distributions to shareholders:
Class A	$(10,386,224)	$(8,294,256)
Class C	(799,607)	(868,143)
Class I	(110,993,263)	(75,623,680)
Class R	(99,843)	(74,154)
Class R6	(10,921,792)	(11,129,638)
Total distributions to shareholders	$(133,200,729)	$(95,989,871)
Transactions in shares of beneficial interest:
Class A	$78,731,322	$5,297,195
Class C	(222,104)	(4,629,136)
Class I	1,019,846,603	(20,769,702)
Class R	183,425	484,517
Class R6	(3,974,733)	(52,867,036)
Net increase (decrease) in net assets from Fund share transactions	$1,094,564,513	$(72,484,162)
Net increase (decrease) in net assets	$1,215,519,095	$(29,988,033)
Net Assets
At beginning of year	$1,770,156,112	$1,800,144,145
At end of year	$2,985,675,207	$1,770,156,112
4
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.38	$8.16	$7.91	$8.66	$8.64
Income (Loss) From Operations
Net investment income(1)	$0.57	$0.56	$0.48	$0.42	$0.37
Net realized and unrealized gain (loss)	0.39	0.11	0.22	(0.79)	(0.02)
Total income (loss) from operations	$0.96	$0.67	$0.70	$(0.37)	$0.35
Less Distributions
From net investment income	$(0.50)	$(0.45)	$(0.38)	$(0.33)	$(0.33)
Tax return of capital	—	—	(0.07)	(0.05)	—
Total distributions	$(0.50)	$(0.45)	$(0.45)	$(0.38)	$(0.33)
Net asset value — End of year	$8.84	$8.38	$8.16	$7.91	$8.66
Total Return(2)	11.89%	8.31%	8.86%	(4.27)%	4.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$246,550	$157,927	$148,689	$163,369	$276,486
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	1.52%	1.47%	1.42%	1.14%	1.10%
Net expenses(5)	1.50%(6)	1.46%(6)	1.41%(6)	1.14%(6)	1.10%
Net investment income	6.66%	6.69%	5.88%	5.03%	4.20%
Portfolio Turnover of the Portfolio	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.41	$8.19	$7.95	$8.69	$8.68
Income (Loss) From Operations
Net investment income(1)	$0.52	$0.49	$0.43	$0.37	$0.31
Net realized and unrealized gain (loss)	0.37	0.12	0.21	(0.79)	(0.03)
Total income (loss) from operations	$0.89	$0.61	$0.64	$(0.42)	$0.28
Less Distributions
From net investment income	$(0.43)	$(0.39)	$(0.33)	$(0.28)	$(0.27)
Tax return of capital	—	—	(0.07)	(0.04)	—
Total distributions	$(0.43)	$(0.39)	$(0.40)	$(0.32)	$(0.27)
Net asset value — End of year	$8.87	$8.41	$8.19	$7.95	$8.69
Total Return(2)	10.89%	7.61%	8.06%	(4.91)%	3.37%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,647	$16,992	$21,089	$26,640	$36,557
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	2.29%	2.22%	2.13%	1.84%	1.80%
Net expenses(5)	2.27%(6)	2.21%(6)	2.12%(6)	1.84%(6)	1.80%
Net investment income	6.03%	5.86%	5.18%	4.38%	3.49%
Portfolio Turnover of the Portfolio	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.36	$8.14	$7.90	$8.64	$8.63
Income (Loss) From Operations
Net investment income(1)	$0.59	$0.58	$0.51	$0.45	$0.39
Net realized and unrealized gain (loss)	0.39	0.12	0.21	(0.79)	(0.02)
Total income (loss) from operations	$0.98	$0.70	$0.72	$(0.34)	$0.37
Less Distributions
From net investment income	$(0.52)	$(0.48)	$(0.40)	$(0.34)	$(0.36)
Tax return of capital	—	—	(0.08)	(0.06)	—
Total distributions	$(0.52)	$(0.48)	$(0.48)	$(0.40)	$(0.36)
Net asset value — End of year	$8.82	$8.36	$8.14	$7.90	$8.64
Total Return(2)	12.19%	8.59%	9.17%	(4.00)%	4.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,533,673	$1,413,301	$1,401,233	$1,413,454	$1,851,665
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	1.25%	1.21%	1.14%	0.84%	0.80%
Net expenses(5)	1.23%(6)	1.20%(6)	1.13%(6)	0.84%(6)	0.80%
Net investment income	6.85%	6.97%	6.14%	5.39%	4.50%
Portfolio Turnover of the Portfolio	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
7
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Financial Highlights — continued

	Class R
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.39	$8.17	$7.93	$8.67	$8.66
Income (Loss) From Operations
Net investment income(1)	$0.56	$0.55	$0.47	$0.41	$0.36
Net realized and unrealized gain (loss)	0.38	0.10	0.21	(0.79)	(0.03)
Total income (loss) from operations	$0.94	$0.65	$0.68	$(0.38)	$0.33
Less Distributions
From net investment income	$(0.48)	$(0.43)	$(0.37)	$(0.31)	$(0.32)
Tax return of capital	—	—	(0.07)	(0.05)	—
Total distributions	$(0.48)	$(0.43)	$(0.44)	$(0.36)	$(0.32)
Net asset value — End of year	$8.85	$8.39	$8.17	$7.93	$8.67
Total Return(2)	11.47%	8.16%	8.62%	(4.45)%	3.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,966	$1,685	$1,171	$1,267	$1,274
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	1.78%	1.71%	1.64%	1.33%	1.29%
Net expenses(5)	1.76%(6)	1.70%(6)	1.63%(6)	1.33%(6)	1.29%
Net investment income	6.46%	6.59%	5.65%	4.95%	4.02%
Portfolio Turnover of the Portfolio	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
8
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.35	$8.13	$7.89	$8.63	$8.62
Income (Loss) From Operations
Net investment income(1)	$0.61	$0.58	$0.51	$0.45	$0.40
Net realized and unrealized gain (loss)	0.37	0.12	0.21	(0.78)	(0.03)
Total income (loss) from operations	$0.98	$0.70	$0.72	$(0.33)	$0.37
Less Distributions
From net investment income	$(0.52)	$(0.48)	$(0.40)	$(0.35)	$(0.36)
Tax return of capital	—	—	(0.08)	(0.06)	—
Total distributions	$(0.52)	$(0.48)	$(0.48)	$(0.41)	$(0.36)
Net asset value — End of year	$8.81	$8.35	$8.13	$7.89	$8.63
Total Return(2)	12.17%	8.68%	9.27%	(3.80)%	4.37%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$185,840	$180,251	$227,962	$252,269	$376,984
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	1.22%	1.15%	1.06%	0.77%	0.73%
Net expenses(5)	1.20%(6)	1.14%(6)	1.05%(6)	0.77%(6)	0.73%
Net investment income	7.07%	6.96%	6.23%	5.44%	4.56%
Portfolio Turnover of the Portfolio	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
9
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection
10

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Notes to Financial Statements — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$133,200,729	$95,989,871
During the year ended October 31, 2025, accumulated loss was increased by $3,455,308 and paid-in capital was increased by $3,455,308 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 35,320,488
Deferred capital losses	(417,678,625)
Net unrealized depreciation	(120,174,662)
Accumulated loss	$(502,532,799)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $417,678,625 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $32,996,116 are short-term and $384,682,509 are long-term.
11

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited. (MSIM Ltd.), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $57,088 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $8,198 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $3,077. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $446,598 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $119,885 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2025, the Fund paid or accrued to EVD $4,527 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $39,962 and $4,527 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $1,199 and $542 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $1,074,138,058 and $118,299,586, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	12,764,649	$ 110,928,442	4,195,083	$ 35,099,025
Issued to shareholders electing to receive payments of distributions in Fund shares	1,146,693	9,849,334	931,036	7,772,131
Redemptions	(4,873,928)	(42,046,454)	(4,498,988)	(37,573,961)
Net increase	9,037,414	$ 78,731,322	627,131	$ 5,297,195
Class C
Sales	580,361	$ 5,061,606	201,918	$ 1,698,625
Issued to shareholders electing to receive payments of distributions in Fund shares	88,559	761,880	99,689	835,406
Redemptions	(701,446)	(6,045,590)	(855,475)	(7,163,167)
Net decrease	(32,526)	$ (222,104)	(553,868)	$ (4,629,136)
Class I
Sales	155,399,346	$1,338,888,373	49,828,770	$415,599,195
Issued to shareholders electing to receive payments of distributions in Fund shares	10,997,347	94,353,480	7,445,262	62,046,514
Redemptions	(48,203,902)	(413,395,250)	(60,270,001)	(498,415,411)
Net increase (decrease)	118,192,791	$1,019,846,603	(2,995,969)	$(20,769,702)
Class R
Sales	70,341	$ 606,117	72,585	$ 611,406
Issued to shareholders electing to receive payments of distributions in Fund shares	11,624	99,843	8,854	74,155
Redemptions	(60,781)	(522,535)	(23,960)	(201,044)
Net increase	21,184	$ 183,425	57,479	$ 484,517
13

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Sales	5,783,725	$ 49,625,092	3,255,342	$ 27,167,888
Issued to shareholders electing to receive payments of distributions in Fund shares	293,068	2,508,071	219,980	1,830,632
Redemptions	(6,568,622)	(56,107,896)	(9,908,784)	(81,865,556)
Net decrease	(491,829)	$ (3,974,733)	(6,433,462)	$(52,867,036)
14

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Global Macro Absolute Return Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Global Macro Absolute Return Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
15

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $6,316,524, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 1.82% qualifies for the corporate dividends received deduction.
Foreign Tax Credit. For the fiscal year ended October 31, 2025, the Fund paid foreign taxes of $4,284,918 and recognized foreign source income of $116,132,732.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 85.99% of distributions from net investment income as a 163(j) interest dividend.
16

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$0(1)	$ 78
Series 1927, Class ZA, 6.50%, 1/15/27	2	2,239
Series 2344, Class ZD, 6.50%, 8/15/31	89	91,669
Series 2458, Class ZB, 7.00%, 6/15/32	207	216,363
Federal National Mortgage Association:
Series 1996-35, Class Z, 7.00%, 7/25/26	0(1)	13
Series 1998-16, Class H, 7.00%, 4/18/28	21	21,294
Series 1998-44, Class ZA, 6.50%, 7/20/28	40	40,498
Series 1999-25, Class Z, 6.00%, 6/25/29	49	49,432
Series 2000-2, Class ZE, 7.50%, 2/25/30	8	8,693
Series 2000-49, Class A, 8.00%, 3/18/27	0(1)	28
Series 2001-31, Class ZA, 6.00%, 7/25/31	376	379,334
Series 2001-74, Class QE, 6.00%, 12/25/31	147	151,969
Series 2009-48, Class WA, 5.765%, 7/25/39(2)	569	581,770
Series 2011-38, Class SA, 0.608%, (13.157% - 30-day SOFR Average x 3.00), 5/25/41(3)	648	509,933
JPM Lending Facility, 10.984%, (SOFR + 7.00%), 7/15/29(4)	7,013	7,075,598
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(2)(5)	19,668	18,943,197
Total Collateralized Mortgage Obligations (identified cost $28,740,389)		$ 28,072,108

Common Stocks — 5.1%
Security	Shares	Value
Argentina — 0.3%
Banco BBVA Argentina SA ADR	30,300	$ 502,071
Banco Macro SA ADR(6)	17,600	1,592,096
Central Puerto SA ADR(6)	19,600	304,976
Corp. America Airports SA(6)	7,000	155,120
Cresud SA ADR(6)	7,800	96,486
Empresa Distribuidora Y Comercializadora Norte ADR(6)	3,900	129,909
Grupo Financiero Galicia SA ADR(6)	48,900	2,891,457
Grupo Supervielle SA ADR(6)	25,100	311,742
IRSA Inversiones y Representaciones SA ADR	6,100	94,550
Loma Negra Cia Industrial Argentina SA ADR(6)	10,300	112,991
Pampa Energia SA ADR(6)	7,800	669,240
Telecom Argentina SA ADR(6)	17,400	195,750
Transportadora de Gas del Sur SA, Class B ADR(6)	13,900	432,707
Security	Shares	Value
Argentina (continued)
Vista Energy SAB de CV ADR(6)	15,000	$ 726,750
YPF SA ADR(6)	37,700	1,373,411
		$ 9,589,256
Belgium — 0.0%†
Cenergy Holdings SA	30,003	$ 497,137
		$ 497,137
Brazil — 0.2%
Adecoagro SA	7,000	$ 56,420
Arcos Dorados Holdings, Inc., Class A	29,500	211,515
Vale SA ADR	384,000	4,642,560
		$ 4,910,495
Bulgaria — 0.2%
Eurohold Bulgaria AD(6)	5,122,901	$ 5,356,867
		$ 5,356,867
Canada — 0.0%†
Amaroq Ltd.(6)	305,700	$ 340,156
Lithium Argentina AG(6)	27,800	117,038
		$ 457,194
Chile — 0.3%
Banco de Chile	9,434,000	$ 1,632,291
Banco de Credito e Inversiones SA	18,660	957,655
Banco Santander Chile	13,640,000	985,533
Cencosud SA	267,000	827,009
Empresas CMPC SA	236,000	340,823
Empresas COPEC SA	77,700	555,056
Enel Americas SA	1,411,000	133,398
Enel Chile SA	5,964,000	455,219
Falabella SA	133,000	837,497
Latam Airlines Group SA	44,290,000	1,006,566
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(6)	29,000	1,410,968
		$ 9,142,015
Cyprus — 0.6%
Bank of Cyprus Holdings PLC	1,975,000	$ 18,175,604
		$ 18,175,604
Georgia — 0.1%
Georgia Capital PLC(6)	133,952	$ 4,558,445
		$ 4,558,445

17
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Greece — 0.5%
Alpha Bank SA	475,881	$ 1,865,553
Athens International Airport SA	4,813	55,560
Eurobank Ergasias Services and Holdings SA, Class A	532,767	2,004,058
Hellenic Telecommunications Organization SA	32,062	602,086
Ideal Holdings SA	22,813	154,451
JUMBO SA	24,694	783,607
LAMDA Development SA(6)	11,288	96,280
Metlen Energy & Metals PLC(6)	19,150	974,600
Motor Oil (Hellas) Corinth Refineries SA	10,566	316,637
National Bank of Greece SA	151,255	2,223,224
OPAP SA	30,140	623,121
Optima bank SA	77,763	720,146
Piraeus Financial Holdings SA	227,337	1,775,550
Public Power Corp. SA	40,935	710,924
Qualco Group SA(6)	52,437	325,244
Titan SA	11,942	534,706
		$ 13,765,747
Iceland — 0.4%
Arion Banki Hf.(5)	1,881,577	$ 2,634,644
Eik fasteignafelag Hf.	3,253,209	367,334
Eimskipafelag Islands Hf.	220,734	541,664
Festi Hf.	239,676	602,613
Hagar Hf.	1,767,490	1,559,847
Hampidjan Hf.	356,548	332,066
Heimar Hf.	2,553,766	768,213
Icelandair Group Hf.(6)	37,016,623	242,261
Islandsbanki Hf.	1,833,939	1,772,337
Kvika banki Hf.	6,468,924	900,144
Olgerdin Egill Skallagrims Hf.(6)	3,273,323	429,844
Reitir fasteignafelag Hf.	875,641	870,958
Siminn Hf.	2,504,884	276,925
Skagi Hf.	2,290,750	359,093
		$ 11,657,943
India — 0.5%
Ambuja Cements Ltd.	44,100	$ 280,431
Apollo Hospitals Enterprise Ltd.	3,200	276,933
Asian Paints Ltd.	10,400	294,343
Bharti Airtel Ltd.	12,800	296,399
Dabur India Ltd.	51,100	280,532
DLF Ltd.	32,600	277,517
Fortis Healthcare Ltd.	22,900	263,748
HDFC Asset Management Co. Ltd.(5)	4,300	260,462
HDFC Bank Ltd.	25,200	280,195
HDFC Life Insurance Co. Ltd.(5)	33,800	278,406
Security	Shares	Value
India (continued)
Hero MotoCorp Ltd.	4,500	$ 280,891
Hindustan Aeronautics Ltd.(7)	5,200	273,930
Hindustan Unilever Ltd.	9,800	272,168
ICICI Bank Ltd.	17,700	268,202
ICICI Prudential Life Insurance Co. Ltd.(5)	42,800	284,835
Infosys Ltd.	72,500	1,208,002
ITC Ltd.	61,900	293,005
Jindal Steel Ltd.	25,200	302,549
JSW Steel Ltd.	21,400	290,589
Lodha Developers Ltd.(5)	21,000	283,673
Marico Ltd.	34,600	280,474
Maruti Suzuki India Ltd.	1,500	273,173
Max Healthcare Institute Ltd.	21,400	276,646
Muthoot Finance Ltd.	7,700	275,892
Nippon Life India Asset Management Ltd.(5)	28,300	278,669
Oberoi Realty Ltd.	15,700	314,330
One 97 Communications Ltd.(6)	19,700	288,857
Persistent Systems Ltd.	18,700	1,244,450
Reliance Industries Ltd.	17,900	299,518
SBI Life Insurance Co. Ltd.(5)	13,700	301,428
State Bank of India	28,300	298,776
Tata Consultancy Services Ltd.	35,900	1,235,560
Tata Steel Ltd.	144,200	296,766
TVS Motor Co. Ltd.	7,000	276,463
UltraTech Cement Ltd.	2,000	268,941
Varun Beverages Ltd.	56,600	299,097
Wipro Ltd.	428,000	1,159,104
		$ 14,214,954
Luxembourg — 0.0%†
Alvotech SA(6)	159,503	$ 1,205,255
		$ 1,205,255
Nigeria — 0.1%
Access Holdings PLC	6,421,995	$ 109,377
Fidelity Bank PLC	1,982,801	26,356
First HoldCo PLC	15,062,000	332,117
Guaranty Trust Holding Co. PLC	3,866,699	241,286
Nigerian Breweries PLC(6)	542,654	27,154
Transnational Corp. of Nigeria PLC	213,337	7,464
United Bank for Africa PLC	15,370,000	430,323
Zenith Bank PLC	11,224,146	493,822
		$ 1,667,899
Philippines — 0.2%
Ayala Corp.	47,840	$ 380,177

18
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Philippines (continued)
Ayala Land, Inc.	1,510,100	$ 510,104
Bank of the Philippine Islands	393,220	704,186
BDO Unibank, Inc.	422,827	958,947
International Container Terminal Services, Inc.	162,290	1,463,756
SM Investments Corp.	93,640	1,158,730
SM Prime Holdings, Inc.	2,655,600	1,010,807
		$ 6,186,707
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class C(6)	244,800	$ 1,936,368
		$ 1,936,368
Slovenia — 0.1%
Nova Ljubljanska Banka DD GDR(7)	115,472	$ 4,632,899
		$ 4,632,899
South Korea — 0.5%
CJ CheilJedang Corp.	1,064	$ 171,114
Coway Co. Ltd.	5,175	323,592
GS Holdings Corp.	6,660	223,853
Hana Financial Group, Inc.	12,528	750,534
Hyundai Mobis Co. Ltd.	7,440	1,645,263
Industrial Bank of Korea	30,909	418,878
Kakao Corp.	21,045	959,120
Kangwon Land, Inc.	15,842	187,556
KB Financial Group, Inc.	16,402	1,338,954
KT Corp.	8	275
KT&G Corp.	9,638	907,050
LG Uplus Corp.	32,397	346,311
Meritz Financial Group, Inc.	8,257	639,868
NAVER Corp.	4,421	828,567
Samsung C&T Corp.	13,419	2,123,573
Samsung Fire & Marine Insurance Co. Ltd.	1,997	618,080
Samsung Life Insurance Co. Ltd.	8,697	939,878
Shinhan Financial Group Co. Ltd.	22,148	1,137,577
SK Telecom Co. Ltd.	16,968	621,230
Woori Financial Group, Inc.	28,795	512,600
		$ 14,693,873
Switzerland — 0.0%†
Oculis Holding AG(6)	18,040	$ 355,921
		$ 355,921
Vietnam — 1.0%
Asia Commercial Bank JSC	473,400	$ 459,444
Bank for Foreign Trade of Vietnam JSC	390,958	885,169
Security	Shares	Value
Vietnam (continued)
Binh Minh Plastics JSC	37,000	$ 238,596
Coteccons Construction JSC	242,000	951,320
Duc Giang Chemicals JSC	73,500	268,005
FPT Corp.	713,377	2,814,747
FPT Digital Retail JSC(6)	181,125	1,020,387
Gemadept Corp.	470,000	1,216,537
Hoa Phat Group JSC(6)	843,750	857,011
IDICO Corp. JSC	161,460	233,319
Khang Dien House Trading & Investment JSC(6)	667,456	908,900
KIDO Group Corp.(6)	13,562	26,604
Kinh Bac City Development Holding Corp.(6)	748,800	995,809
Masan Group Corp.(6)	287,600	870,024
Military Commercial Joint Stock Bank	1,471,877	1,320,432
Mobile World Investment Corp.	929,098	2,913,045
Nam Long Investment Corp.	634,900	958,000
Phat Dat Real Estate Development Corp.(6)	458,136	391,897
Phu Nhuan Jewelry JSC	292,140	1,050,900
Refrigeration Electrical Engineering Corp.	380,599	953,906
Saigon Beer Alcohol Beverage Corp.	454,900	792,548
Saigon Thuong Tin Commercial JSB(6)	456,800	962,642
SSI Securities Corp.	1,337,000	1,740,225
Techcom Securities JSC(6)	667,738	1,148,210
Vietnam Dairy Products JSC	107,381	235,076
Vietnam Joint Stock Commercial Bank for Industry & Trade	293,100	545,694
Vietnam Prosperity JSC Bank	562,500	612,308
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,573,815
Vingroup JSC(6)	221,738	1,612,312
Vinh Hoan Corp.	348,300	780,078
		$ 29,336,960
Total Common Stocks (identified cost $110,372,280)		$ 152,341,539

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Shimao Group Holdings Ltd., 0.00%, 7/21/26(5)	USD	479	$ 23,375
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(7)(8)	USD	595	80,320
Total Convertible Bonds (identified cost $885,721)			$ 103,695

19
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Linked Notes — 0.9%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.0%†
Itau BBA International PLC (Ministry of Finance of Paraguay), 9.03%, 2/19/30(9)	PYG	8,217,630	$ 1,165,753
			$ 1,165,753
South Africa — 0.9%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 1/8/26(10)	EGP	208,175	$ 4,217,874
0.00%, 4/23/26(10)	EGP	471,325	8,914,847
0.00%, 10/22/26(10)	EGP	581,325	9,942,138
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(11)	TZS	4,316,000	1,843,619
13.75%, 9/27/50(11)	TZS	1,442,100	623,580
			$ 25,542,058
Total Credit Linked Notes (identified cost $26,588,893)			$ 26,707,811

Foreign Corporate Bonds — 4.5%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%†
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(7)	USD	216	$ 123,209
11.00%, 11/1/31(5)	USD	1,157	659,969
			$ 783,178
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	1,571	$ 98,384
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(5)(12)	USD	554	17,991
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(5)(12)	USD	830	24,186
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(5)(12)	USD	830	20,034
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(5)(12)	USD	3,024	113,415
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(8)(12)	USD	506	78,690
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(8)(12)	USD	507	77,953
Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(8)(12)	USD	1,016	$ 157,483
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(8)(12)	USD	1,528	236,797
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(8)(12)	USD	1,531	237,370
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(8)(12)	USD	721	111,657
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	3,999	149,963
6.75%, 7/16/23(7)(8)	USD	2,966	105,679
			$ 1,429,602
Georgia — 0.2%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(13)(14)	USD	3,777	$ 3,909,290
TBC Bank Group PLC, 22.00%, 6/5/28(5)	UZS	41,540,000	3,468,849
			$ 7,378,139
Hungary — 0.2%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(14)	EUR	3,369	$ 3,976,210
6.875% to 5/8/30, 11/8/35(7)(14)	EUR	1,069	1,318,330
			$ 5,294,540
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(13)(15)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(13)(15)	EUR	3,600	0
			$ 0
India — 0.2%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	510,000	$ 6,218,672
Reliance Communications Ltd., 6.50%, 11/6/20(7)(8)	USD	1,800	27,000
			$ 6,245,672
Kazakhstan — 0.5%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	3,466,500	$ 6,169,870
ForteBank JSC:
7.75%, 2/4/30(5)	USD	4,690	4,777,247
9.75% to 11/3/30(7)(13)(16)	USD	4,550	4,527,250
			$ 15,474,367

20
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	3,667	$ 27,504
10.00%, 12/19/22(7)(8)	USD	1,741	13,059
			$ 40,563
Mongolia — 0.1%
State Bank LLC, 8.90%, 9/25/28(7)	USD	2,510	$ 2,509,829
			$ 2,509,829
Supranational — 0.3%
Asian Development Bank, 14.50%, 6/26/28	UZS	17,111,900	$ 1,425,830
Corp. Andina de Fomento, 8.25%, 4/26/34	INR	346,000	4,083,167
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	2,600	2,743,910
17.35%, 3/1/27(7)	USD	606	631,830
			$ 8,884,737
Tunisia — 0.0%†
Tunisian Republic, 3.28%, 8/9/27	JPY	100,000	$ 624,685
			$ 624,685
Uzbekistan — 1.9%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(7)	UZS	41,010,000	$ 3,390,903
20.50%, 4/25/27(7)	UZS	42,080,000	3,635,415
JSCB Agrobank:
9.25%, 10/2/29(7)	USD	7,973	8,699,058
20.75%, 9/15/28	UZS	127,710,000	10,632,286
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(7)(13)(14)	USD	7,110	7,225,884
19.95%, 4/25/28(7)	UZS	43,950,000	3,808,209
21.00%, 7/24/27(7)	UZS	232,110,000	20,221,729
			$ 57,613,484
Venezuela — 1.0%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	17,640	$ 3,942,518
5.50%, 4/12/37(7)(8)	USD	5,317	1,188,238
6.00%, 10/28/22(7)(8)	USD	11,013	2,175,139
6.00%, 5/16/24(7)(8)	USD	16,707	3,733,938
6.00%, 11/15/26(7)(8)	USD	10,821	2,418,414
8.50%, 10/20/27	USD	100	113,500
8.50%, 10/20/27	USD	8,674	9,844,423
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
9.00%, 11/17/21(7)(8)	USD	7,192	$ 1,632,561
9.75%, 5/17/35(7)(8)	USD	6,860	1,670,507
12.75%, 2/17/22(7)(8)	USD	7,868	2,092,808
			$ 28,812,046
Total Foreign Corporate Bonds (identified cost $142,553,017)			$ 135,090,842

Insurance Linked Securities — 0.6%
Security	Shares	Value
Reinsurance Side Cars — 0.3%
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(5)(15)(17)(18)	10,974	$ 14,910
Series 2022B, 0.00%, 3/20/26(5)(15)(17)(18)	9,412	26,117
Series 2023B, 0.00%, 3/19/27(5)(15)(17)(18)	7,394	98,192
Series 2024A, 0.00%, 3/17/28(5)(15)(17)(18)	31,579	176,056
Series 2024B, 0.00%, 3/17/28(5)(15)(17)(18)	6,667	191,780
Series 2025A, 0.00%, 3/19/30(5)(15)(17)(18)	4,000,000	4,253,200
Mt. Logan Re Ltd., Series A-1(15)(18)(19)	4,400	5,610,662
		$ 10,370,917
Segregated Account/Funds — 0.3%
PartnerRe ILS Fund SAC Ltd.(6)(15)(18)(19)	5,700,000	$ 7,453,890
		$ 7,453,890
Total Insurance Linked Securities (identified cost $14,120,386)		$ 17,824,807

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(15)(20)	UZS	62,624,565	$ 5,226,997
Total Loan Participation Notes (identified cost $5,321,586)			$ 5,226,997

21
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Rights — 0.0%†
Security	Shares	Value
Vietnam — 0.0%†
Nam Long Investment Corp., Exp. 11/20/25(6)	634,900	$ 92,255
Total Rights (identified cost $0)		$ 92,255

Senior Floating-Rate Loans — 1.3%(21)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.5%
Provincia De Neuquen:
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$787	$ 794,650
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	699	705,595
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	830	837,896
VMOS SA:
Term Loan, 9.282% - 9.705%, (3 mo. USD Term SOFR + 5.50%, 6 mo. USD Term SOFR + 5.50%), 7/8/30	3,920	3,892,620
Term Loan, 7/8/30(22)	8,141	8,084,673
		$ 14,315,434
Suriname — 0.8%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(22)	$25,000	$ 25,000,000
		$ 25,000,000
Uzbekistan — 0.0%†
Navoi Mining & Metallurgical Co., Term Loan, 8.63%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$122	$ 121,172
		$ 121,172
Total Senior Floating-Rate Loans (identified cost $39,535,139)		$ 39,436,606

Sovereign Government Bonds — 45.0%
Security	Principal Amount (000's omitted)		Value
Albania — 1.6%
Albania Government International Bonds:
3.50%, 11/23/31(7)	EUR	3,050	$ 3,519,915
4.75%, 2/14/35(7)	EUR	6,476	7,691,738
5.90%, 6/9/28(7)	EUR	6,602	8,149,107
Albanian Government Bonds:
3.70%, 1/10/28	ALL	31,600	376,913
3.90%, 1/22/30	ALL	90,600	1,083,205
4.05%, 2/7/32	ALL	247,000	2,901,933
4.30%, 7/10/27	ALL	293,600	3,534,897
4.70%, 2/23/27	ALL	78,200	944,388
4.95%, 7/22/29	ALL	876,300	10,856,779
5.25%, 1/26/29	ALL	487,600	6,074,240
5.25%, 1/23/35	ALL	107,600	1,324,185
5.59%, 2/19/40	ALL	81,000	955,267
6.13%, 7/25/34	ALL	36,300	467,066
			$ 47,879,633
Angola — 1.1%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	4,001	$ 3,364,897
9.244%, 1/15/31(7)	USD	6,981	6,824,732
9.375%, 5/8/48(7)	USD	5,866	5,041,387
9.875%, 10/15/35(7)	USD	18,617	18,044,371
			$ 33,275,387
Argentina — 0.3%
Provincia de Cordoba:
9.75%, 7/2/32(5)	USD	5,382	$ 5,538,885
9.75%, 7/2/32(7)	USD	2,254	2,319,704
			$ 7,858,589
Armenia — 0.8%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	$ 670,914
9.00%, 10/29/35	AMD	1,866,560	4,795,915
9.25%, 4/29/28	AMD	1,439,030	3,841,254
9.60%, 10/29/33	AMD	3,896,075	10,472,167
9.75%, 10/29/50	AMD	618,877	1,649,935
9.75%, 10/29/52	AMD	673,150	1,789,034
			$ 23,219,219

22
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Bahamas — 0.0%†
Bahamas Government International Bonds, 6.625%, 5/15/33(7)	USD	1,267	$ 1,221,388
			$ 1,221,388
Benin — 0.3%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	2,988	$ 3,308,896
4.95%, 1/22/35(7)	EUR	2,117	2,285,612
6.875%, 1/19/52(7)	EUR	4,284	4,573,829
			$ 10,168,337
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(7)	USD	468	$ 393,120
			$ 393,120
Bosnia and Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(7)	EUR	1,538	$ 1,849,354
			$ 1,849,354
Brazil — 4.2%
Brazil Letras do Tesouro Nacional:
0.00%, 1/1/26	BRL	175,000	$ 31,797,748
0.00%, 4/1/26	BRL	383,200	67,345,663
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/30(23)	BRL	32,500	25,967,931
			$ 125,111,342
Colombia — 0.6%
Colombia TES, 6.00%, 4/28/28	COP	80,730,000	$ 19,038,123
			$ 19,038,123
Ecuador — 0.7%
Ecuador Government International Bonds:
0.00%, 7/31/30(7)	USD	9,234	$ 7,237,219
6.90%, 7/31/30(7)	USD	12,994	11,886,667
6.90%, 7/31/35(7)	USD	4,143	3,184,693
			$ 22,308,579
Egypt — 2.8%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	1,722,389	$ 36,383,189
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government Bonds: (continued)
24.458%, 10/1/27	EGP	2,246,693	$ 48,374,720
			$ 84,757,909
Ethiopia — 0.9%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(8)	USD	24,357	$ 25,818,420
			$ 25,818,420
Georgia — 0.0%†
Georgia Government International Bonds, 2.75%, 4/22/26(7)	USD	1,214	$ 1,191,316
			$ 1,191,316
Ghana — 0.2%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	1,237	$ 106,684
13.00%, 8/28/28	GHS	4,122	341,252
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	21,009	1,765,922
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	2,030	152,737
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	10,176	733,384
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	4,860	337,708
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	8,052	530,702
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	3,549	226,596
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	5,555	351,410
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	2,463	154,933
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	3,308	207,525
			$ 4,908,853
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(7)	USD	1,414	$ 1,516,869
			$ 1,516,869
India — 0.8%
India Government Bonds:
7.09%, 8/5/54	INR	470,600	$ 5,211,595
7.24%, 8/18/55	INR	1,356,750	15,394,471
7.30%, 6/19/53	INR	396,000	4,501,467
			$ 25,107,533
Israel — 0.3%
Israel Government International Bonds, 5.75%, 3/12/54	USD	1,065	$ 1,044,246

23
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Israel (continued)
State of Israel, 3.80%, 5/13/60(7)	USD	11,472	$ 7,906,184
			$ 8,950,430
Jordan — 0.0%†
Jordan Government International Bonds, 7.375%, 10/10/47(7)	USD	1,033	$ 1,046,331
			$ 1,046,331
Kazakhstan — 1.0%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	3,721,366	$ 5,357,289
5.50%, 9/20/28	KZT	22,984	32,190
5.50%, 4/24/32	KZT	4,933,059	5,222,079
7.22%, 12/10/28	KZT	3,288,706	4,749,620
7.68%, 8/13/29	KZT	4,275,318	5,977,599
8.44%, 5/10/31	KZT	1,808,788	2,374,693
10.55%, 7/28/29	KZT	1,226,683	1,888,588
14.00%, 5/12/31	KZT	50,566	84,039
14.00%, 5/19/32	KZT	34,476	56,772
14.45%, 6/5/33	KZT	1,429,724	2,434,926
14.50%, 3/6/34	KZT	657,741	1,099,162
			$ 29,276,957
Kuwait — 1.1%
Kuwait International Government Bonds:
4.136%, 10/9/30(7)	USD	17,360	$ 17,329,634
4.652%, 10/9/35(7)	USD	14,991	15,071,499
			$ 32,401,133
Lebanon — 0.4%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	9,642	$ 2,210,428
6.00%, 1/27/23(7)(8)	USD	2,239	515,071
6.10%, 10/4/22(7)(8)	USD	8,285	1,903,479
6.15%, 6/19/20(7)(8)	USD	485	111,368
6.20%, 2/26/25(7)(8)	USD	1,763	404,637
6.25%, 5/27/22(7)(8)	USD	1,414	324,469
6.25%, 11/4/24(7)(8)	USD	1,549	355,495
6.25%, 6/12/25(7)(8)	USD	517	119,169
6.375%, 3/9/20(7)(8)	USD	330	75,663
6.40%, 5/26/23(7)(8)	USD	14,228	3,272,440
6.60%, 11/27/26(7)(8)	USD	431	98,708
6.65%, 4/22/24(7)(8)	USD	2,717	623,551
6.65%, 11/3/28(7)(8)	USD	683	157,192
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.85%, 3/23/27(7)(8)	USD	603	$ 138,407
6.85%, 5/25/29(7)(8)	USD	5,619	1,295,286
7.00%, 3/20/28(7)(8)	USD	2,590	596,995
7.00%, 4/22/31(7)(8)	USD	1,851	428,941
7.00%, 3/23/32(7)(8)	USD	961	223,313
7.25%, 3/23/37(7)(8)	USD	981	227,107
8.25%, 4/12/21(7)(8)	USD	520	119,763
			$ 13,201,482
Mexico — 2.5%
Mexican Bonos, 7.75%, 11/23/34	MXN	839,582	$ 42,630,645
Mexico Udibonos, 2.75%, 11/27/31	MXN	627,757	30,851,982
			$ 73,482,627
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(5)	USD	600	$ 615,939
6.625%, 2/25/30(7)	USD	4,200	4,311,571
7.875%, 6/5/29(7)	USD	400	427,020
			$ 5,354,530
Montenegro — 0.5%
Montenegro Government International Bonds, 4.875%, 4/1/32(7)	EUR	11,663	$ 13,699,369
			$ 13,699,369
New Zealand — 2.9%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(23)	NZD	23,217	$ 13,095,607
2.75%, 4/15/37(7)	NZD	11,330	5,586,729
4.25%, 5/15/34	NZD	26,957	15,772,734
4.25%, 5/15/36	NZD	20,000	11,520,171
4.50%, 5/15/35	NZD	41,020	24,292,302
5.00%, 5/15/54	NZD	1,360	786,286
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(23)	NZD	27,383	16,583,613
			$ 87,637,442
Nigeria — 0.4%
Nigeria Government Bonds, 17.95%, 6/25/32	NGN	15,974,759	$ 12,174,750
			$ 12,174,750

24
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 0.6%
Paraguay Government Bonds:
7.90%, 2/9/31(5)	PYG	57,442,000	$ 7,689,898
7.90%, 2/9/31(7)	PYG	20,133,000	2,695,253
8.50%, 3/4/35(5)	PYG	44,954,000	5,994,092
			$ 16,379,243
Peru — 1.5%
Peru Government Bonds:
6.90%, 8/12/37	PEN	46,031	$ 14,253,784
7.60%, 8/12/39(5)(7)	PEN	93,478	30,276,086
			$ 44,529,870
Philippines — 0.6%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 17,130,597
			$ 17,130,597
Poland — 2.3%
Republic of Poland Government Bonds, 2.00%, 8/25/36(23)	PLN	279,391	$ 68,391,727
			$ 68,391,727
Romania — 2.0%
Romania Government International Bonds:
1.75%, 7/13/30(7)	EUR	1,058	$ 1,095,707
2.00%, 4/14/33(7)	EUR	847	793,044
2.625%, 12/2/40(7)	EUR	4,247	3,255,926
2.75%, 4/14/41(7)	EUR	847	651,749
2.875%, 4/13/42(7)	EUR	900	689,619
3.375%, 1/28/50(7)	EUR	529	396,897
3.75%, 2/7/34(7)	EUR	127	130,381
3.875%, 10/29/35(7)	EUR	2,340	2,347,716
4.625%, 4/3/49(7)	EUR	4,763	4,367,129
5.125%, 6/15/48(7)	USD	516	430,895
5.625%, 2/22/36(7)	EUR	3,166	3,599,744
5.625%, 5/30/37(7)	EUR	509	571,807
5.75%, 3/24/35(7)	USD	1,566	1,535,474
5.875%, 7/11/32(7)	EUR	2,065	2,486,261
6.00%, 5/25/34(7)	USD	516	519,850
6.00%, 9/24/44(7)	EUR	4,459	4,956,436
6.125%, 10/7/37(7)	EUR	8,170	9,439,267
6.25%, 9/10/34(7)	EUR	2,075	2,511,823
6.50%, 10/7/45(7)	EUR	5,720	6,549,133
6.75%, 7/11/39(7)	EUR	5,683	6,817,831
7.50%, 2/10/37(7)	USD	3,752	4,122,100
Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
7.625%, 1/17/53(7)	USD	1,032	$ 1,148,454
			$ 58,417,243
Serbia — 0.7%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	211,870	$ 2,050,844
7.00%, 10/26/31	RSD	1,644,350	18,099,735
			$ 20,150,579
South Africa — 3.9%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	75,899	$ 3,922,925
8.75%, 2/28/48	ZAR	114,101	5,874,066
8.875%, 2/28/35	ZAR	1,830,350	105,813,619
			$ 115,610,610
Sri Lanka — 1.3%
Sri Lanka Government Bonds:
8.75%, 3/15/36(2)	LKR	75,128	$ 202,843
8.75%, 9/15/37(2)	LKR	75,128	199,882
8.75%, 9/15/38(2)	LKR	75,128	198,278
8.75%, 9/15/39(2)	LKR	75,128	197,044
8.75%, 9/15/40(2)	LKR	75,128	195,934
8.75%, 9/15/41(2)	LKR	75,128	194,700
8.75%, 9/15/42(2)	LKR	75,128	190,011
8.75%, 9/15/43(2)	LKR	75,128	189,024
9.00%, 10/1/32	LKR	249,000	765,251
9.00%, 6/1/33	LKR	40,000	121,103
9.00%, 11/1/33	LKR	2,231,000	6,717,475
9.75%, 7/1/30	LKR	1,396,000	4,601,776
10.25%, 9/15/34	LKR	836,000	2,668,904
10.35%, 10/15/29	LKR	184,000	621,189
11.00%, 10/15/28	LKR	820,000	2,822,594
11.00%, 9/15/29	LKR	571,000	1,963,574
11.00%, 12/15/29	LKR	1,043,000	3,594,579
11.00%, 5/15/30	LKR	94,000	324,253
11.00%, 10/15/30	LKR	329,000	1,136,246
11.25%, 3/15/31	LKR	77,000	266,028
11.50%, 12/15/32	LKR	374,000	1,296,954
11.75%, 6/15/29	LKR	85,000	298,253
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(5)(24)	USD	4,348	2,830,895
3.10% to 7/15/27, 1/15/30(5)(24)	USD	2,247	2,123,415

25
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bonds: (continued)
3.35% to 9/15/27, 3/15/33(5)(24)	USD	4,223	$ 3,690,738
3.60% to 8/15/27, 2/15/38(5)(24)	USD	841	778,972
			$ 38,189,915
Suriname — 1.8%
Suriname Government International Bonds:
7.70%, 11/6/30(5)(16)	USD	5,364	$ 5,402,889
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)	USD	6,815	6,814,831
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)	USD	6,577	6,577,423
8.50%, 11/6/35(5)(16)	USD	22,352	23,050,500
9.00%, Oil-Linked, 12/31/50(5)	USD	7,265	8,645,350
9.00%, Oil-Linked, 12/31/50(7)	USD	2,997	3,566,430
			$ 54,057,423
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	284	$ 285,977
			$ 285,977
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,620,284
4.30%, 8/2/30	JPY	20,000	119,058
			$ 1,739,342
Turkey — 1.7%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	1,161,046	$ 24,927,008
27.70%, 9/27/34	TRY	1,027,406	22,635,469
30.00%, 9/12/29	TRY	96,899	2,123,076
			$ 49,685,553
Uganda — 1.8%
Republic of Uganda Government Bonds:
14.375%, 2/3/33	UGX	2,150,500	$ 566,994
15.00%, 6/18/43	UGX	14,727,300	3,649,911
15.80%, 6/23/39	UGX	158,551,700	41,932,504
16.25%, 11/8/35	UGX	31,164,200	8,736,376
			$ 54,885,785
Security	Principal Amount (000's omitted)		Value
Ukraine — 1.4%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(24)	USD	4,736	$ 2,431,681
0.00% to 2/1/27, 2/1/36(7)(24)	USD	4,550	2,333,386
0.00%, GDP-Linked, 8/1/41(7)(25)	USD	36,962	31,457,028
4.50% to 2/1/27, 2/1/29(7)(24)	USD	1,026	710,604
4.50% to 2/1/27, 2/1/34(7)(24)	USD	4,888	2,755,382
4.50% to 2/1/27, 2/1/35(7)(24)	USD	3,032	1,690,589
4.50% to 2/1/27, 2/1/36(7)(24)	USD	2,268	1,250,750
			$ 42,629,420
United Arab Emirates — 0.0%†
Abu Dhabi Government International Bonds, 4.25%, 10/2/35(5)	USD	1,337	$ 1,337,629
			$ 1,337,629
Uzbekistan — 0.8%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	90,660,000	$ 7,801,373
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	78,000,000	6,717,928
16.25%, 10/12/26(7)	UZS	112,430,000	9,679,944
16.625%, 5/29/27(7)	UZS	12,500,000	1,071,687
			$ 25,270,932
Venezuela — 0.6%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	3,746	$ 858,208
7.00%, 12/1/18(7)(8)	USD	3,003	709,759
7.00%, 3/31/38(7)(8)	USD	500	138,300
7.65%, 4/21/25(7)(8)	USD	4,103	1,063,087
7.75%, 10/13/19(7)(8)	USD	4,829	1,154,686
8.25%, 10/13/24(7)(8)	USD	8,767	2,271,400
9.00%, 5/7/23(7)(8)	USD	5,424	1,403,951
9.25%, 9/15/27(8)	USD	15,767	4,869,638
9.25%, 5/7/28(7)(8)	USD	2,190	627,683
9.375%, 1/13/34(8)	USD	1,027	328,743
11.75%, 10/21/26(7)(8)	USD	2,020	605,910
11.95%, 8/5/31(7)(8)	USD	6,026	1,772,129
12.75%, 8/23/22(7)(8)	USD	6,984	2,054,082
13.625%, 8/15/18(8)	USD	942	277,984
13.625%, 8/15/18(7)(8)	USD	768	226,637
			$ 18,362,197

26
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Zambia — 0.1%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	14,104	$ 638,262
18.99%, 10/27/40	ZMW	17,392	786,688
19.00%, 8/18/35	ZMW	8,815	416,225
19.00%, 9/29/35	ZMW	3,085	145,844
			$ 1,987,019
Total Sovereign Government Bonds (identified cost $1,263,116,999)			$1,341,890,083

Sovereign Loans — 1.6%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.3%
Commonwealth of the Bahamas, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28(4)	EUR	7,009	$ 8,329,074
			$ 8,329,074
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.781%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	1,333	$ 1,535,906
			$ 1,535,906
Tanzania — 1.3%
Government of the United Republic of Tanzania, Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(4)	USD	38,018	$ 37,748,014
			$ 37,748,014
Total Sovereign Loans (identified cost $47,226,279)			$ 47,612,994

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.263%, (COF + 1.254%), with maturity at 2029(26)	$3	$ 2,633
4.417%, (COF + 1.254%), with maturity at 2035(26)	46	45,016
4.50%, with maturity at 2035	59	58,965
4.671%, (COF + 1.251%), with maturity at 2030(26)	48	47,537
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.493%, (1 yr. CMT + 2.348%), with maturity at 2036(26)	$238	$ 243,738
6.60%, with maturity at 2030	176	181,733
7.00%, with various maturities to 2035	257	261,847
7.50%, with various maturities to 2035	526	552,943
8.00%, with various maturities to 2030	43	44,467
Federal National Mortgage Association:
4.21%, (COF + 1.254%), with various maturities to 2035(26)	88	86,455
4.25%, (COF + 1.302%), with maturity at 2033(26)	238	232,396
4.306%, (COF + 1.35%), with maturity at 2027(26)	8	7,887
5.118%, (COF + 1.791%), with maturity at 2035(26)	459	452,101
6.00%, with maturity at 2033	27	28,475
6.353%, (COF + 2.004%), with maturity at 2032(26)	96	97,570
6.40%, (1 yr. CMT + 2.15%), with maturity at 2028(26)	4	3,780
6.50%, with maturity at 2030	196	199,212
7.00%, with various maturities to 2031	235	239,462
8.50%, with various maturities to 2037	356	375,368
9.00%, with various maturities to 2032	9	8,974
11.50%, with maturity at 2031	39	42,186
Government National Mortgage Association:
6.50%, with maturity at 2032	86	89,520
7.00%, with various maturities to 2031	90	92,848
7.50%, with maturity at 2028	3	3,163
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,614,212)		$ 3,398,276

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(27)(28) Series 2018-2, Class A, 2.666%, 7/25/44(5)	$53,805	$ 2,710,982
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $14,297,065)		$ 2,710,982

27
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Short-Term Investments — 39.6%
Affiliated Fund — 15.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(29)	456,966,755	$ 456,966,755
Total Affiliated Fund (identified cost $456,966,755)		$ 456,966,755

Repurchase Agreements — 3.3%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 10/31/25 with an interest rate of 3.00%, collateralized by USD 1,553,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,775,000(30)	USD	1,768	$ 1,768,479
Barclays Bank PLC:
Dated 6/13/25 with an interest rate of 0.85%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,304,023(30)	EUR	2,058	2,371,577
Dated 6/13/25 with an interest rate of 1.00%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,336,766(30)	EUR	1,196	1,377,993
Dated 6/13/25 with an interest rate of 1.35%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,455,888(30)	EUR	3,985	4,593,310
Dated 10/29/25 with an interest rate of 3.00%, collateralized by USD 1,759,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $1,970,252(30)	USD	2,076	2,075,620
Dated 10/29/25 with an interest rate of 3.45%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,756,670(30)	USD	2,887	2,886,555
Dated 10/29/25 with an interest rate of 3.45%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,257,727(30)	USD	4,480	4,479,780
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 1,274,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,456,117(30)	USD	1,530	1,530,393
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 2,035,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $1,908,842(30)	USD	2,004	2,004,475
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 2,648,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $2,646,151(30)	USD	2,790	$ 2,790,330
Dated 10/29/25 with an interest rate of 3.55%, collateralized by USD 2,046,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,601,333(30)	USD	1,678	1,677,720
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 1,538,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,723,151(30)	USD	1,807	1,806,750
Nomura International PLC:
Dated 10/30/25 with an interest rate of 1.00%, collateralized by USD 2,135,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $2,319,165(30)	USD	2,423	2,423,332
Dated 10/30/25 with an interest rate of 1.90%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,178,929(30)	USD	2,177	2,176,527
Dated 10/30/25 with an interest rate of 3.05%, collateralized by USD 7,845,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $5,862,905(30)	USD	5,956	5,955,532
Dated 10/30/25 with an interest rate of 3.35%, collateralized by USD 5,257,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,956,895(30)	USD	5,180	5,180,379
Dated 10/30/25 with an interest rate of 3.40%, collateralized by EUR 2,526,000 Republic of Cameroon International Bonds, 5.95%, due 7/7/32 and a market value, including accrued interest, of $2,435,258(30)	USD	2,537	2,536,947
Dated 10/30/25 with an interest rate of 3.45%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $634,337(30)	USD	663	663,170
Dated 10/30/25 with an interest rate of 3.45%, collateralized by USD 1,031,000 Republic of Cameroon International Bonds, 9.50%, due 7/31/31 and a market value, including accrued interest, of $1,006,293(30)	USD	1,053	1,052,780
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 3,909,000 Senegal Government International Bonds, 7.75%, due 6/10/31 and a market value, including accrued interest, of $3,201,513(30)	USD	3,275	3,275,351

28
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 5,800,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $5,886,583(30)	USD	6,171	$ 6,170,665
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 6,174,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $4,036,182(30)	USD	4,065	4,064,653
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 8,900,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $7,579,384(30)	USD	7,944	7,944,496
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 13,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $13,962,569(30)	USD	14,656	14,655,811
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 15,700,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $13,252,669(30)	USD	13,889	13,888,777
Dated 10/30/25 with an interest rate of 3.55%, collateralized by USD 626,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $590,264(30)	USD	617	616,876
Total Repurchase Agreements (identified cost $99,985,653)			$ 99,968,278

Sovereign Government Securities — 6.0%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%†
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	95,800	$ 1,131,176
			$ 1,131,176
Egypt — 1.5%
Egypt Treasury Bills:
0.00%, 12/9/25	EGP	2,550	$ 52,703
0.00%, 12/23/25	EGP	269,900	5,522,680
0.00%, 1/6/26	EGP	347,975	7,050,388
0.00%, 2/17/26	EGP	53,950	1,065,191
0.00%, 3/31/26	EGP	122,450	2,351,265
0.00%, 5/12/26	EGP	62,750	1,171,301
0.00%, 7/7/26	EGP	795,325	14,358,105
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Treasury Bills: (continued)
0.00%, 10/27/26	EGP	705,225	$ 12,017,676
			$ 43,589,309
Kazakhstan — 0.3%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	4,997,394	$ 8,620,521
			$ 8,620,521
Nigeria — 3.9%
Nigeria OMO Bills:
0.00%, 11/18/25	NGN	4,260,121	$ 2,970,673
0.00%, 11/25/25	NGN	2,054,614	1,420,976
0.00%, 12/16/25	NGN	1,502,738	1,033,994
0.00%, 12/23/25	NGN	1,027,307	697,610
0.00%, 12/30/25	NGN	3,081,922	2,084,112
0.00%, 1/6/26	NGN	3,097,010	2,085,886
0.00%, 1/13/26	NGN	13,884,874	9,315,352
0.00%, 1/27/26	NGN	15,321,808	10,203,892
0.00%, 2/3/26	NGN	4,314,691	2,862,692
0.00%, 2/17/26	NGN	5,463,081	3,607,442
0.00%, 2/25/26	NGN	1,006,474	658,899
0.00%, 3/10/26	NGN	18,923,000	12,310,091
0.00%, 3/24/26	NGN	22,938,287	14,803,966
0.00%, 4/7/26	NGN	2,568,268	1,651,321
0.00%, 4/21/26	NGN	9,001,319	5,745,847
0.00%, 4/28/26	NGN	23,260,644	14,752,596
0.00%, 6/23/26	NGN	21,793,235	13,535,350
0.00%, 6/30/26	NGN	25,135,829	15,437,238
0.00%, 7/7/26	NGN	2,568,268	1,576,554
			$ 116,754,491
Uruguay — 0.3%
Uruguay Monetary Regulation Bills:
0.00%, 11/7/25	UYU	25,818	$ 647,079
0.00%, 12/5/25	UYU	107,000	2,665,272
0.00%, 12/19/25	UYU	87,558	2,174,385
0.00%, 12/30/25	UYU	91,105	2,258,003
0.00%, 3/6/26	UYU	25,818	630,780
			$ 8,375,519
Total Sovereign Government Securities (identified cost $173,702,381)			$ 178,471,016

29
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 15.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/13/25	$94,000	$ 93,899,263
0.00%, 11/20/25(31)	85,675	85,517,923
0.00%, 12/4/25(31)	51,639	51,466,936
0.00%, 12/11/25(31)	30,000	29,877,352
0.00%, 12/18/25	80,000	79,613,676
0.00%, 1/8/26	107,700	106,954,133
Total U.S. Treasury Obligations (identified cost $447,225,201)		$ 447,329,283
Total Short-Term Investments (identified cost $1,177,879,990)		$1,182,735,332

Total Purchased Options — 0.2% (identified cost $8,742,315)	$ 4,945,187
Total Investments — 100.2% (identified cost $2,882,994,271)	$2,988,189,514
Less Unfunded Loan Commitments — (1.1)%	$ (33,140,505)
Net Investments — 99.1% (identified cost $2,849,853,766)	$2,955,049,009
Total Written Options — (0.0)%† (premiums received $1,992,229)	$ (1,090,477)
Securities Sold Short — (4.8)%
Exchange-Traded Funds — (1.7)%
Security	Shares	Value
United States — (1.7)%
iShares Broad USD High Yield Corporate Bond ETF	(802,332)	$ (30,151,637)
iShares JPMorgan USD Emerging Markets Bond ETF	(220,663)	(21,331,492)
Total Exchange-Traded Funds (proceeds $47,879,178)		$ (51,483,129)

Sovereign Government Bonds — (3.1)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(2,972)	$ (2,730,219)
			$ (2,730,219)
Azerbaijan — (0.2)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(5,883)	$ (5,512,841)
			$ (5,512,841)
Bahrain — (0.3)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(2,648)	$ (2,578,710)
6.00%, 9/19/44(7)	USD	(2,035)	(1,894,597)
7.50%, 2/12/36(7)	USD	(1,538)	(1,697,839)
7.50%, 9/20/47(7)	USD	(2,135)	(2,300,928)
7.75%, 4/18/35(7)	USD	(1,759)	(1,965,329)
			$ (10,437,403)
Cameroon — (0.1)%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(7)	EUR	(2,526)	$ (2,379,726)
9.50%, 7/31/31(7)	USD	(719)	(684,504)
			$ (3,064,230)
Indonesia — (1.4)%
Indonesia Government International Bonds:
4.20%, 10/15/50	USD	(15,700)	$ (13,223,362)
4.30%, 3/31/52	USD	(8,900)	(7,546,429)
5.45%, 9/20/52	USD	(5,800)	(5,850,583)
5.65%, 1/11/53	USD	(13,290)	(13,733,132)
			$ (40,353,506)
Kazakhstan — (0.3)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(4,548)	$ (4,247,257)
6.50%, 7/21/45(7)	USD	(3,382)	(3,804,389)
			$ (8,051,646)

30
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Poland — (0.3)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(7,156)	$ (7,917,573)
2.75%, 5/25/32(7)	EUR	(2,000)	(2,276,233)
			$ (10,193,806)
Senegal — (0.4)%
Senegal Government International Bonds:
6.25%, 5/23/33(7)	USD	(7,228)	$ (5,203,526)
6.75%, 3/13/48(7)	USD	(5,808)	(3,744,642)
7.75%, 6/10/31(7)	USD	(3,909)	(3,082,858)
			$ (12,031,026)
Total Sovereign Government Bonds (proceeds $88,241,832)			$ (92,374,677)
Total Securities Sold Short (proceeds $136,121,010)			$ (143,857,806)

Other Assets, Less Liabilities — 5.7%	$ 173,249,603
Net Assets — 100.0%	$2,983,350,329
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Principal amount is less than $500.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2025.
(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $150,801,606 or 5.1% of the Portfolio's net assets.
(6)	Non-income producing security.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $438,694,565 or 14.7% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Security whose performance is linked to the price of an underlying security issued by the Ministry of Finance of Paraguay. The investment is subject to credit risk of the issuing financial institution (Itau BBA International PLC) in addition to the market risk of the underlying security.
(10)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(11)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(16)	When-issued security.
(17)	Quantity held represents principal in USD.
(18)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(19)	Restricted security (see Note 5).
(20)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(21)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(22)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $33,084,672. See Note 1F for description.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

31
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

(24)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(25)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2025.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2025 of all interest only securities comprising the trust.
(29)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2025.
(30)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,915,000	INR	88.86	4/21/26	$ 76,409
Put USD vs. Call CNH	Barclays Bank PLC	USD	21,400,000	CNH	7.00	1/26/26	47,358
Put USD vs. Call CNH	Deutsche Bank AG	USD	24,900,000	CNH	7.00	1/29/26	58,789
Put USD vs. Call CNH	Goldman Sachs International	USD	18,000,000	CNH	7.00	1/22/26	37,386
Put USD vs. Call CNH	Goldman Sachs International	USD	1,020,000	CNH	7.00	1/29/26	2,408
Put USD vs. Call CNH	Standard Chartered Bank	USD	8,810,000	CNH	7.00	1/26/26	19,496
Put USD vs. Call INR	Citibank, N.A.	USD	7,200,000	INR	87.00	2/18/26	10,541
Put USD vs. Call INR	Citibank, N.A.	USD	11,298,000	INR	89.13	4/15/26	84,803
Put USD vs. Call INR	Deutsche Bank AG	USD	11,298,000	INR	89.23	4/15/26	89,876
Put USD vs. Call INR	Deutsche Bank AG	USD	11,300,000	INR	88.73	4/22/26	67,484
Put USD vs. Call INR	Goldman Sachs International	USD	9,400,000	INR	87.00	2/5/26	11,919
Put USD vs. Call INR	Goldman Sachs International	USD	7,500,000	INR	87.00	2/9/26	10,095
Put USD vs. Call INR	Goldman Sachs International	USD	3,700,000	INR	87.00	2/10/26	5,039
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,000,000	INR	87.00	2/10/26	5,448
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,915,000	INR	88.86	4/21/26	31,657
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	51,683
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	27,829
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	26,640
Put USD vs. Call INR	Nomura International PLC	USD	18,900,000	INR	87.00	2/10/26	25,742
Put USD vs. Call INR	Standard Chartered Bank	USD	1,010,000	INR	87.00	2/24/26	1,578
Total							$692,180
†	Amount is less than 0.05% or (0.05)%, as applicable.
32
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Purchased Put Options (Exchange-Traded) — 0.2%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
E-Mini S&P 500 Index Futures 12/2025	66	$22,684,200	$5,350.00	12/19/25	$ 22,935
E-Mini S&P 500 Index Futures 12/2025	64	21,996,800	5,400.00	12/19/25	23,840
E-Mini S&P 500 Index Futures 12/2025	214	73,551,800	5,450.00	12/19/25	85,065
ICE Brent Crude Oil Futures 06/2026	206	13,404,420	42.00	4/27/26	90,640
ICE Brent Crude Oil Futures 06/2026	166	10,801,620	50.00	4/27/26	180,940
ICE Brent Crude Oil Futures 06/2026	445	28,956,150	60.00	4/27/26	1,557,500
ICE Brent Crude Oil Futures 12/2026	114	7,417,980	50.00	10/27/26	255,360
ICE Brent Crude Oil Futures 12/2026	201	13,079,070	55.00	10/27/26	703,500
ICE Brent Crude Oil Futures 12/2026	46	2,993,220	58.00	10/27/26	207,000
ICE Brent Crude Oil Futures 12/2026	208	13,534,560	60.00	10/27/26	1,100,320
Total					$4,227,100
Purchased Put Options (OTC) — 0.0%†
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
iShares 20+ Year Treasury Bond ETF	Citibank, N.A.	1,508	$13,565,968	$80.00	1/16/26	$25,907
Total						$25,907
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,897,000	BRL	7.00	7/12/27	$ (482,083)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,518,000	BRL	7.00	7/14/27	(387,072)
Call USD vs. Put INR	Citibank, N.A.	USD	7,200,000	INR	91.00	2/18/26	(17,280)
Call USD vs. Put INR	Goldman Sachs International	USD	9,400,000	INR	91.00	2/5/26	(17,597)
Call USD vs. Put INR	Goldman Sachs International	USD	7,500,000	INR	91.00	2/9/26	(15,090)
Call USD vs. Put INR	Goldman Sachs International	USD	3,700,000	INR	91.00	2/10/26	(7,592)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,000,000	INR	91.00	2/10/26	(8,208)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,915,000	INR	88.86	4/21/26	(76,409)
Call USD vs. Put INR	Nomura International PLC	USD	18,900,000	INR	91.00	2/10/26	(38,783)
Call USD vs. Put INR	Standard Chartered Bank	USD	1,010,000	INR	91.00	2/24/26	(2,636)
Put USD vs. Call INR	Citibank, N.A.	USD	7,200,000	INR	85.00	2/18/26	(2,678)
Put USD vs. Call INR	Goldman Sachs International	USD	9,400,000	INR	84.50	2/5/26	(1,880)
Put USD vs. Call INR	Goldman Sachs International	USD	7,500,000	INR	84.50	2/9/26	(1,687)
Put USD vs. Call INR	Goldman Sachs International	USD	3,700,000	INR	84.50	2/10/26	(855)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,000,000	INR	84.50	2/10/26	(924)
Put USD vs. Call INR	Nomura International PLC	USD	18,900,000	INR	84.50	2/10/26	(4,366)
33
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Written Currency Options (OTC)† (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	Standard Chartered Bank	USD	1,010,000	INR	84.50	2/24/26	$ (308)
Put USD vs. Call KRW	Barclays Bank PLC	USD	8,500,000	KRW	1,300.00	1/26/26	(2,873)
Put USD vs. Call KRW	BNP Paribas	USD	18,200,000	KRW	1,310.00	2/5/26	(11,703)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	11,600,000	KRW	1,300.00	1/22/26	(3,526)
Put USD vs. Call KRW	Standard Chartered Bank	USD	4,050,000	KRW	1,300.00	1/26/26	(1,369)
Put USD vs. Call KRW	Standard Chartered Bank	USD	7,720,000	KRW	1,310.00	2/9/26	(5,558)
Total							$(1,090,477)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	3,634,000,000	USD	3,789,451	12/17/25	$ 66,666
CLP	3,298,000,000	USD	3,460,858	12/17/25	38,723
CLP	562,000,000	USD	585,905	12/17/25	10,446
CLP	168,000,000	USD	175,206	12/17/25	3,062
COP	100,531,800,000	USD	25,316,813	12/17/25	610,176
COP	112,329,000,000	USD	28,755,120	12/17/25	214,348
COP	59,323,000,000	USD	15,099,714	12/17/25	199,592
COP	39,373,000,000	USD	10,036,196	12/17/25	118,037
EUR	178,505	USD	210,463	12/17/25	(4,208)
EUR	1,260,735	USD	1,463,285	12/17/25	(6,554)
EUR	1,700,000	USD	1,973,123	12/17/25	(8,837)
EUR	2,391,000	USD	2,775,140	12/17/25	(12,430)
EUR	3,425,074	USD	3,975,349	12/17/25	(17,805)
EUR	4,505,975	USD	5,229,908	12/17/25	(23,424)
EUR	1,074,599	USD	1,266,991	12/17/25	(25,333)
EUR	1,140,819	USD	1,345,067	12/17/25	(26,894)
EUR	1,388,729	USD	1,637,362	12/17/25	(32,738)
EUR	7,536,663	USD	8,747,509	12/17/25	(39,180)
EUR	2,794,329	USD	3,294,615	12/17/25	(65,874)
EUR	3,052,674	USD	3,599,213	12/17/25	(71,964)
EUR	3,441,739	USD	4,057,935	12/17/25	(81,136)
EUR	7,420,000	USD	8,748,449	12/17/25	(174,919)
INR	831,000,000	USD	9,391,316	12/17/25	(52,352)
INR	1,109,000,000	USD	12,531,484	12/17/25	(68,294)
INR	1,524,360,000	USD	17,224,024	12/17/25	(92,925)
KRW	5,024,800,000	USD	3,539,314	12/17/25	(16,806)
KRW	3,089,030,000	USD	2,183,276	12/17/25	(17,790)
KRW	26,666,000,000	USD	19,262,748	12/17/25	(569,226)
KRW	28,526,640,000	USD	20,604,886	12/17/25	(607,009)
34
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	120,035,475	USD	2,062,465	12/17/25	$ (18,928)
PHP	136,000,000	USD	2,336,128	12/17/25	(20,803)
PHP	225,514,525	USD	3,863,667	12/17/25	(24,407)
PHP	281,800,000	USD	4,841,924	12/17/25	(44,436)
TWD	107,495,000	USD	3,534,613	12/17/25	(38,807)
TWD	116,843,000	USD	3,844,089	12/17/25	(44,280)
TWD	126,190,000	USD	4,149,349	12/17/25	(45,569)
TWD	116,842,000	USD	3,851,202	12/17/25	(51,425)
TWD	393,000,000	USD	13,089,964	12/17/25	(309,353)
TWD	410,600,000	USD	13,704,940	12/17/25	(351,966)
USD	8,054,817	CLP	7,662,000,000	12/17/25	(75,499)
USD	25,097,320	COP	98,961,241,749	12/17/25	(424,625)
USD	27,445,299	COP	108,232,000,000	12/17/25	(467,559)
USD	45,430,208	COP	180,387,000,000	12/17/25	(1,091,309)
USD	57,021,794	EUR	48,363,056	12/17/25	1,140,112
USD	39,659,778	EUR	33,637,456	12/17/25	792,970
USD	36,972,043	EUR	31,357,853	12/17/25	739,231
USD	30,951,305	EUR	26,251,361	12/17/25	618,850
USD	29,868,584	EUR	25,333,050	12/17/25	597,202
USD	19,124,982	EUR	16,220,861	12/17/25	382,391
USD	15,087,081	EUR	12,796,114	12/17/25	301,656
USD	13,986,880	EUR	11,862,977	12/17/25	279,658
USD	13,813,322	EUR	11,715,775	12/17/25	276,188
USD	12,977,256	EUR	11,006,664	12/17/25	259,471
USD	12,678,610	EUR	10,753,368	12/17/25	253,500
USD	9,444,080	EUR	8,010,000	12/17/25	188,828
USD	7,307,073	EUR	6,197,497	12/17/25	146,100
USD	7,065,035	EUR	5,992,212	12/17/25	141,261
USD	4,778,004	EUR	4,052,466	12/17/25	95,533
USD	4,057,934	EUR	3,441,739	12/17/25	81,136
USD	2,913,443	EUR	2,471,038	12/17/25	58,252
USD	2,844,516	EUR	2,412,577	12/17/25	56,874
USD	2,608,417	EUR	2,212,329	12/17/25	52,153
USD	1,448,437	EUR	1,228,492	12/17/25	28,960
USD	5,843,557	EUR	5,034,681	12/17/25	26,173
USD	650,969	EUR	552,119	12/17/25	13,016
USD	618,338	EUR	524,443	12/17/25	12,363
USD	626,440	EUR	539,727	12/17/25	2,806
USD	72,487	EUR	61,480	12/17/25	1,449
USD	11,569,235	IDR	189,909,000,000	12/17/25	158,492
USD	6,586,255	IDR	108,078,000,000	12/17/25	92,353
USD	7,917,254	IDR	130,318,000,000	12/17/25	87,055
USD	4,904,087	IDR	80,275,000,000	12/17/25	80,738
USD	3,765,563	IDR	61,759,000,000	12/17/25	54,754
35
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,542,311	IDR	91,365,000,000	12/17/25	$ 52,616
USD	5,751,030	IDR	95,007,010,000	12/17/25	42,503
USD	4,888,378	IDR	80,756,000,000	12/17/25	36,128
USD	2,711,093	IDR	44,819,790,000	12/17/25	18,082
USD	2,499,304	IDR	41,600,908,000	12/17/25	(300)
USD	4,245,315	IDR	70,739,692,000	12/17/25	(5,102)
USD	5,808,829	INR	514,000,000	12/17/25	32,381
USD	3,780,825	INR	335,000,000	12/17/25	16,020
USD	232,047	INR	20,532,875	12/17/25	1,294
USD	1,811,549	INR	161,400,000	12/17/25	(2,300)
USD	2,897,199	INR	258,039,000	12/17/25	(2,701)
USD	3,618,233	INR	322,200,000	12/17/25	(2,723)
USD	2,895,948	INR	258,000,000	12/17/25	(3,514)
USD	3,389,640	INR	302,000,000	12/17/25	(4,303)
USD	2,613,074	INR	233,000,000	12/17/25	(5,432)
USD	3,624,042	INR	323,000,000	12/17/25	(5,904)
USD	3,277,183	INR	292,149,100	12/17/25	(6,054)
USD	4,269,023	INR	380,460,000	12/17/25	(6,672)
USD	3,620,693	INR	322,821,000	12/17/25	(7,242)
USD	5,430,783	INR	484,100,000	12/17/25	(9,641)
USD	5,362,051	INR	478,000,000	12/17/25	(9,821)
USD	5,067,295	INR	451,800,000	12/17/25	(10,135)
USD	4,488,782	INR	400,332,000	12/17/25	(10,239)
USD	4,541,122	INR	405,000,000	12/17/25	(10,358)
USD	7,750,135	INR	691,157,000	12/17/25	(17,243)
USD	14,057,753	KRW	19,462,397,022	12/17/25	414,134
USD	631,988	PEN	2,193,000	12/17/25	(18,574)
USD	5,695,247	PEN	20,000,000	12/17/25	(237,834)
USD	9,142,596	PEN	32,000,000	12/17/25	(350,334)
USD	10,434,352	PEN	36,425,018	12/17/25	(371,278)
USD	15,650,788	PEN	55,000,000	12/17/25	(665,185)
USD	9,474,431	PHP	542,000,000	12/17/25	247,182
USD	7,518,929	PHP	428,000,000	12/17/25	232,466
USD	7,452,811	PHP	426,350,000	12/17/25	194,439
USD	5,920,278	PHP	337,000,000	12/17/25	183,040
USD	3,959,355	PHP	226,501,232	12/17/25	103,297
USD	3,127,031	PHP	178,000,000	12/17/25	96,680
USD	4,028,164	TWD	123,000,000	12/17/25	28,126
USD	4,026,033	TWD	123,100,000	12/17/25	22,743
USD	4,021,579	TWD	123,000,000	12/17/25	21,541
USD	4,018,295	TWD	123,000,000	12/17/25	18,256
USD	3,464,618	TWD	106,000,000	12/17/25	17,431
USD	2,408,584	TWD	73,852,000	12/17/25	6,870
USD	2,140,970	TWD	65,655,000	12/17/25	5,828
36
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,985,910	TWD	60,888,000	12/17/25	$ 5,793
USD	1,873,362	TWD	57,456,000	12/17/25	4,856
USD	1,745,137	TWD	53,524,000	12/17/25	4,502
USD	1,605,744	TWD	49,261,000	12/17/25	3,744
USD	1,218,034	TWD	37,390,000	12/17/25	2,088
USD	2,408,606	TWD	74,002,000	12/17/25	2,013
USD	2,408,591	TWD	74,016,000	12/17/25	1,543
USD	2,140,966	TWD	65,809,000	12/17/25	815
USD	1,305,803	TWD	40,143,000	12/17/25	327
USD	678,834	TWD	20,874,000	12/17/25	(2)
PHP	11,302,903	USD	193,017	5/7/26	(948)
PHP	112,697,097	USD	1,939,709	5/7/26	(24,653)
USD	1,339,525	PHP	75,000,000	5/7/26	65,054
USD	535,762	PHP	30,000,000	5/7/26	25,974
USD	339,571	PHP	19,000,000	5/7/26	16,705
PHP	68,406,815	USD	1,171,570	5/12/26	(9,233)
PHP	119,239,000	USD	2,036,011	5/12/26	(9,957)
PHP	106,754,500	USD	1,825,487	5/12/26	(11,564)
PHP	129,200,000	USD	2,208,358	5/12/26	(13,052)
PHP	50,564,500	USD	878,039	5/12/26	(18,870)
PHP	262,740,000	USD	4,492,050	5/12/26	(27,693)
PHP	103,868,066	USD	1,798,426	5/12/26	(33,547)
PHP	103,885,200	USD	1,803,876	5/12/26	(38,706)
PHP	104,549,700	USD	1,819,917	5/12/26	(43,457)
PHP	368,000,000	USD	6,306,770	5/12/26	(53,884)
PHP	143,090,000	USD	2,492,206	5/12/26	(60,887)
PHP	139,748,462	USD	2,436,340	5/12/26	(61,799)
PHP	175,721,200	USD	3,062,946	5/12/26	(77,172)
PHP	168,920,000	USD	2,954,180	5/12/26	(83,969)
PHP	339,018,400	USD	5,896,998	5/12/26	(136,554)
USD	4,632,929	PHP	260,000,000	5/12/26	215,130
USD	3,551,515	PHP	200,000,000	5/12/26	153,207
USD	3,379,580	PHP	190,000,000	5/12/26	151,188
USD	3,546,414	PHP	200,000,000	5/12/26	148,106
USD	3,544,717	PHP	200,000,000	5/12/26	146,409
USD	3,028,683	PHP	170,000,000	5/12/26	140,122
USD	3,027,605	PHP	170,000,000	5/12/26	139,043
USD	3,003,019	PHP	169,100,000	5/12/26	129,750
USD	2,350,033	PHP	131,200,000	5/12/26	120,743
USD	1,996,791	PHP	112,000,000	5/12/26	93,739
USD	1,790,671	PHP	100,000,000	5/12/26	91,517
USD	1,781,578	PHP	100,000,000	5/12/26	82,425
USD	1,773,710	PHP	100,000,000	5/12/26	74,556
USD	1,773,458	PHP	100,000,000	5/12/26	74,305
37
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,496,577	PHP	84,000,000	5/12/26	$ 69,287
USD	1,073,146	PHP	59,800,000	5/12/26	57,052
USD	1,203,556	PHP	67,700,000	5/12/26	53,228
					$4,651,353
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	60,425,038	PLN	257,289,811	Barclays Bank PLC	11/4/25	$ —	$ (20,671)
NGN	1,448,081,000	USD	1,023,379	Standard Chartered Bank	11/4/25	—	(8,464)
NGN	1,442,964,000	USD	1,023,379	Standard Chartered Bank	11/4/25	—	(12,050)
PLN	257,289,811	EUR	60,630,324	Barclays Bank PLC	11/4/25	—	(215,952)
KZT	562,081,183	USD	1,016,937	ICBC Standard Bank plc	11/5/25	43,705	—
EUR	922,676	USD	1,063,472	Barclays Bank PLC	11/7/25	231	—
EUR	7,559,149	USD	8,837,185	Barclays Bank PLC	11/7/25	—	(122,661)
EUR	9,082,449	USD	10,624,531	Goldman Sachs International	11/7/25	—	(153,878)
EUR	1,919,323	USD	2,216,963	Standard Chartered Bank	11/7/25	—	(4,282)
EUR	10,100,402	USD	11,788,899	State Street Bank and Trust Company	11/7/25	—	(144,705)
EUR	2,794,703	USD	3,239,258	UBS AG	11/7/25	—	(17,400)
KZT	8,230,859,620	USD	15,475,657	Citibank, N.A.	11/7/25	46,843	—
USD	14,514,143	EUR	12,437,896	Standard Chartered Bank	11/7/25	175,181	—
USD	16,299,972	EUR	13,890,000	UBS AG	11/7/25	286,960	—
EGP	20,768,129	USD	431,053	Standard Chartered Bank	11/10/25	7,658	—
KZT	1,844,378,071	USD	3,326,200	Deutsche Bank AG	11/10/25	149,057	—
KZT	1,615,926,095	USD	2,953,081	Deutsche Bank AG	11/10/25	91,717	—
KZT	1,593,660,678	USD	2,918,792	Deutsche Bank AG	11/10/25	84,052	—
KZT	1,113,818,048	USD	2,017,056	ICBC Standard Bank plc	11/10/25	81,649	—
EGP	44,494,091	USD	874,663	JPMorgan Chase Bank, N.A.	11/12/25	64,586	—
PLN	257,289,811	EUR	60,593,613	Barclays Bank PLC	11/13/25	—	(213,355)
ISK	248,252,179	EUR	1,712,084	Bank of America, N.A.	11/14/25	—	(267)
USD	787,440	RUB	65,200,000	ICBC Standard Bank plc	11/14/25	—	(15,220)
USD	5,659,051	RUB	483,000,000	ICBC Standard Bank plc	11/14/25	—	(287,028)
EGP	116,035,345	USD	2,399,407	Bank of America, N.A.	11/17/25	45,784	—
EGP	150,175,000	USD	3,112,926	HSBC Bank USA, N.A.	11/17/25	51,685	—
PLN	257,289,811	EUR	60,372,364	Barclays Bank PLC	11/18/25	19,378	—
ISK	460,227,000	EUR	3,171,136	Bank of America, N.A.	12/3/25	—	(7,562)
ISK	615,587,511	EUR	4,238,708	Bank of America, N.A.	12/4/25	—	(7,470)
ISK	671,284,224	EUR	4,622,215	Bank of America, N.A.	12/5/25	—	(8,993)
KZT	1,670,116,143	USD	2,998,413	Deutsche Bank AG	12/8/25	122,224	—
KZT	1,633,644,584	USD	2,953,081	Deutsche Bank AG	12/8/25	99,408	—
HKD	23,300,000	USD	3,017,670	Goldman Sachs International	12/9/25	—	(17,246)
38
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HKD	132,190,000	USD	17,121,948	JPMorgan Chase Bank, N.A.	12/9/25	$ —	$ (99,374)
USD	3,008,856	HKD	23,300,000	Bank of America, N.A.	12/9/25	8,432	—
USD	16,324,650	HKD	126,400,000	JPMorgan Chase Bank, N.A.	12/9/25	47,675	—
USD	747,763	HKD	5,790,000	JPMorgan Chase Bank, N.A.	12/9/25	2,164	—
EGP	64,900,401	USD	1,312,886	Citibank, N.A.	12/11/25	42,551	—
EUR	5,331,507	ISK	761,126,000	Bank of America, N.A.	12/12/25	121,655	—
EUR	6,295,008	ISK	914,349,861	Bank of America, N.A.	12/12/25	19,316	—
ISK	743,773,092	EUR	5,120,641	Bank of America, N.A.	12/12/25	—	(15,713)
ISK	761,128,145	EUR	5,331,522	Bank of America, N.A.	12/12/25	—	(121,656)
KZT	772,489,059	USD	1,404,270	Goldman Sachs International	12/15/25	35,562	—
AUD	11,140,000	USD	7,315,939	Citibank, N.A.	12/17/25	—	(23,604)
AUD	18,230,000	USD	12,039,931	Citibank, N.A.	12/17/25	—	(106,425)
AUD	11,140,000	USD	7,314,034	UBS AG	12/17/25	—	(21,700)
EUR	3,781,470	HUF	1,500,000,000	Bank of America, N.A.	12/17/25	—	(76,879)
EUR	4,648,978	HUF	1,843,099,999	Bank of America, N.A.	12/17/25	—	(91,506)
EUR	7,834,915	HUF	3,100,000,001	HSBC Bank USA, N.A.	12/17/25	—	(135,916)
EUR	7,695,265	HUF	3,047,999,999	HSBC Bank USA, N.A.	12/17/25	—	(143,140)
EUR	1,969,816	ISK	282,767,109	Bank of America, N.A.	12/17/25	34,394	—
EUR	95,868	ISK	13,924,754	JPMorgan Chase Bank, N.A.	12/17/25	382	—
EUR	5,594,363	ISK	815,658,141	JPMorgan Chase Bank, N.A.	12/17/25	—	(2,107)
EUR	12,386,098	PLN	52,881,207	BNP Paribas	12/17/25	—	(2,142)
EUR	19,618,406	PLN	84,206,122	Deutsche Bank AG	12/17/25	—	(124,467)
EUR	27,324,070	PLN	117,000,000	UBS AG	12/17/25	—	(97,464)
EUR	5,080,189	RON	25,981,103	Barclays Bank PLC	12/17/25	—	(6,469)
EUR	550,750	RON	2,830,000	Goldman Sachs International	12/17/25	—	(3,721)
ISK	1,059,667,320	EUR	7,328,773	Citibank, N.A.	12/17/25	—	(67,540)
ISK	849,261,038	EUR	5,846,892	JPMorgan Chase Bank, N.A.	12/17/25	—	(23,291)
ISK	2,414,338,330	EUR	16,621,951	JPMorgan Chase Bank, N.A.	12/17/25	—	(66,214)
KZT	1,278,258,794	USD	2,294,570	Deutsche Bank AG	12/17/25	86,275	—
KZT	1,201,603,000	USD	2,163,102	Goldman Sachs International	12/17/25	74,966	—
KZT	162,921,267	USD	297,573	Goldman Sachs International	12/17/25	5,879	—
MXN	3,900,000	USD	207,210	Standard Chartered Bank	12/17/25	1,766	—
MYR	9,906,000	USD	2,361,608	Barclays Bank PLC	12/17/25	6,337	—
MYR	3,680,500	USD	878,925	Barclays Bank PLC	12/17/25	867	—
MYR	1,227,100	USD	292,969	Barclays Bank PLC	12/17/25	359	—
MYR	393,400	USD	93,787	Barclays Bank PLC	12/17/25	252	—
MYR	8,344,400	USD	1,995,552	Barclays Bank PLC	12/17/25	—	(894)
MYR	14,255,800	USD	3,400,716	Credit Agricole Corporate and Investment Bank	12/17/25	7,011	—
MYR	13,728,400	USD	3,278,189	Credit Agricole Corporate and Investment Bank	12/17/25	3,468	—
MYR	12,578,100	USD	3,008,899	Credit Agricole Corporate and Investment Bank	12/17/25	—	(2,212)
MYR	9,069,300	USD	2,162,653	Goldman Sachs International	12/17/25	5,286	—
MYR	2,369,900	USD	565,946	Goldman Sachs International	12/17/25	558	—
39
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	784,500	USD	187,343	Goldman Sachs International	12/17/25	$ 185	$ —
MYR	9,086,400	USD	2,176,383	Goldman Sachs International	12/17/25	—	(4,357)
MYR	14,006,300	USD	3,343,191	State Street Bank and Trust Company	12/17/25	4,895	—
MYR	11,280,800	USD	2,693,922	State Street Bank and Trust Company	12/17/25	2,656	—
MYR	11,122,100	USD	2,662,382	State Street Bank and Trust Company	12/17/25	—	(3,739)
SEK	8,000,000	EUR	728,574	Citibank, N.A.	12/17/25	2,419	—
SEK	192,980,000	EUR	17,563,675	HSBC Bank USA, N.A.	12/17/25	71,471	—
SEK	50,000,000	EUR	4,543,771	HSBC Bank USA, N.A.	12/17/25	26,462	—
SEK	27,700,000	EUR	2,540,983	Standard Chartered Bank	12/17/25	—	(12,763)
SEK	45,207,191	USD	4,851,576	Barclays Bank PLC	12/17/25	—	(80,755)
SEK	60,000,000	USD	6,446,842	BNP Paribas	12/17/25	—	(114,901)
SEK	45,032,809	USD	4,834,123	Citibank, N.A.	12/17/25	—	(81,705)
SEK	63,700,000	USD	6,841,725	HSBC Bank USA, N.A.	12/17/25	—	(119,314)
SEK	65,000,000	USD	7,000,481	HSBC Bank USA, N.A.	12/17/25	—	(140,878)
THB	474,705,500	USD	14,663,171	Standard Chartered Bank	12/17/25	68,295	—
THB	440,654,500	USD	13,609,798	Standard Chartered Bank	12/17/25	64,969	—
USD	13,572,938	AUD	20,510,000	Barclays Bank PLC	12/17/25	146,925	—
USD	13,234,900	AUD	20,000,000	Goldman Sachs International	12/17/25	142,738	—
USD	20,023,047	GBP	14,750,000	Citibank, N.A.	12/17/25	644,915	—
USD	8,517,615	GBP	6,320,000	Standard Chartered Bank	12/17/25	214,578	—
USD	1,469,035	GBP	1,100,000	Standard Chartered Bank	12/17/25	23,886	—
USD	1,315,788	JPY	192,167,417	Citibank, N.A.	12/17/25	63,464	—
USD	2,070,506	MXN	38,557,572	Barclays Bank PLC	12/17/25	4,448	—
USD	9,049,095	MXN	169,000,000	BNP Paribas	12/17/25	—	(6,550)
USD	14,296,500	MXN	267,000,000	BNP Paribas	12/17/25	—	(10,349)
USD	1,244,553	MXN	23,000,000	Deutsche Bank AG	12/17/25	12,128	—
USD	1,244,553	MXN	23,000,000	Deutsche Bank AG	12/17/25	12,128	—
USD	1,515,583	MXN	28,020,000	Standard Chartered Bank	12/17/25	14,167	—
USD	1,515,583	MXN	28,020,000	Standard Chartered Bank	12/17/25	14,167	—
USD	3,771,540	MXN	71,000,000	Standard Chartered Bank	12/17/25	—	(32,903)
USD	5,896,352	MXN	111,000,000	Standard Chartered Bank	12/17/25	—	(51,439)
USD	8,713,459	MXN	164,000,000	Standard Chartered Bank	12/17/25	—	(74,268)
USD	13,760,890	MXN	259,000,000	Standard Chartered Bank	12/17/25	—	(117,289)
USD	7,942,971	MXN	147,948,157	UBS AG	12/17/25	15,361	—
USD	5,050,260	MXN	94,067,662	UBS AG	12/17/25	9,767	—
USD	24,459,411	NZD	41,000,000	Citibank, N.A.	12/17/25	954,234	—
USD	5,965,710	NZD	10,000,000	Citibank, N.A.	12/17/25	232,740	—
USD	2,982,855	NZD	5,000,000	Citibank, N.A.	12/17/25	116,370	—
USD	28,078,674	NZD	47,030,686	HSBC Bank USA, N.A.	12/17/25	1,116,122	—
USD	7,066,939	NZD	11,836,848	HSBC Bank USA, N.A.	12/17/25	280,910	—
USD	2,814,224	NZD	4,713,716	HSBC Bank USA, N.A.	12/17/25	111,865	—
USD	8,372,205	NZD	14,038,832	Standard Chartered Bank	12/17/25	323,785	—
USD	7,812,722	NZD	13,100,000	UBS AG	12/17/25	302,531	—
USD	2,400,343	SAR	9,020,000	Goldman Sachs International	12/17/25	—	(1,737)
40
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,383,952	SAR	16,480,000	Standard Chartered Bank	12/17/25	$ —	$ (4,769)
USD	27,376,494	THB	863,300,000	Standard Chartered Bank	12/17/25	585,831	—
USD	1,604,967	THB	52,060,000	Standard Chartered Bank	12/17/25	—	(10,603)
USD	9,056,448	TRY	399,360,844	Standard Chartered Bank	12/17/25	—	(112,679)
USD	24,177,911	ZAR	424,000,000	BNP Paribas	12/17/25	—	(205,559)
USD	8,680,128	ZAR	150,074,891	Goldman Sachs International	12/17/25	49,594	—
USD	53,368,989	ZAR	934,000,000	Goldman Sachs International	12/17/25	—	(343,654)
USD	24,489,399	ZAR	431,482,264	HSBC Bank USA, N.A.	12/17/25	—	(324,362)
USD	3,736,380	ZAR	64,970,000	Standard Chartered Bank	12/17/25	73	—
UYU	83,200,000	USD	2,052,547	Citibank, N.A.	12/17/25	24,970	—
UYU	92,200,000	USD	2,292,392	Citibank, N.A.	12/17/25	9,856	—
USD	17,927,666	BHD	6,766,439	Standard Chartered Bank	12/18/25	—	(8,940)
EGP	40,346,016	USD	805,712	Bank of America, N.A.	1/5/26	27,798	—
USD	16,071,181	BRL	92,840,000	Citibank, N.A.	1/5/26	—	(945,260)
USD	14,258,443	BRL	82,160,000	JPMorgan Chase Bank, N.A.	1/5/26	—	(800,484)
VND	59,917,770,000	USD	2,256,790	JPMorgan Chase Bank, N.A.	1/8/26	12,284	—
VND	15,779,945,275	USD	594,550	Goldman Sachs International	1/15/26	2,741	—
KZT	1,181,108,000	USD	2,131,002	ICBC Standard Bank plc	1/21/26	44,551	—
NGN	1,625,307,000	USD	1,056,775	Standard Chartered Bank	1/21/26	57,798	—
EGP	350,043,323	USD	7,113,256	Bank of America, N.A.	1/22/26	77,051	—
KZT	1,774,859,000	USD	3,196,504	ICBC Standard Bank plc	1/22/26	71,812	—
KZT	1,417,856,000	USD	2,551,248	Deutsche Bank AG	1/23/26	58,944	—
VND	15,803,132,700	USD	594,550	Citibank, N.A.	1/26/26	3,159	—
USD	929,793	UGX	3,277,519,000	Standard Chartered Bank	1/30/26	7,586	—
USD	929,793	UGX	3,280,308,000	Standard Chartered Bank	1/30/26	6,801	—
USD	1,636,435	UGX	5,776,615,000	Citibank, N.A.	2/3/26	14,076	—
USD	295,575	GHS	4,238,543	ICBC Standard Bank plc	2/17/26	—	(68,581)
USD	10,183,541	KWD	3,113,948	Standard Chartered Bank	2/24/26	—	(233)
USD	10,086,564	KWD	3,084,496	Standard Chartered Bank	2/24/26	—	(891)
USD	15,129,845	KWD	4,633,552	Standard Chartered Bank	2/24/26	—	(23,602)
NGN	238,404,000	USD	150,603	Citibank, N.A.	2/26/26	11,126	—
USD	137,171	NGN	238,404,000	Citibank, N.A.	2/26/26	—	(24,557)
NGN	274,343,000	USD	144,772	Citibank, N.A.	2/27/26	41,278	—
USD	739,075	NGN	1,280,817,000	Citibank, N.A.	2/27/26	—	(129,531)
TRY	177,847,351	USD	3,472,185	Standard Chartered Bank	3/23/26	306,286	—
USD	3,354,001	TRY	177,847,351	Standard Chartered Bank	3/23/26	—	(424,469)
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	200,482	—
TRY	214,771,711	USD	4,029,520	Standard Chartered Bank	3/26/26	522,538	—
USD	751,073	TRY	40,257,809	Standard Chartered Bank	3/26/26	—	(102,186)
USD	3,223,565	TRY	174,513,902	Standard Chartered Bank	3/26/26	—	(475,234)
USD	35,078,290	BRL	195,800,000	Citibank, N.A.	4/1/26	—	(92,877)
USD	33,709,280	BRL	187,400,000	Goldman Sachs International	4/1/26	46,988	—
KZT	2,953,494,000	USD	5,142,324	Deutsche Bank AG	4/16/26	130,291	—
USD	1,859,585	UGX	6,629,420,000	Standard Chartered Bank	4/16/26	24,075	—
41
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	929,792	UGX	3,319,359,000	Standard Chartered Bank	4/16/26	$ 10,750	$ —
KZT	3,532,159,000	USD	6,170,788	Deutsche Bank AG	4/17/26	132,465	—
KZT	2,949,123,000	USD	5,142,324	Deutsche Bank AG	4/17/26	120,482	—
KZT	2,947,066,000	USD	5,142,324	Deutsche Bank AG	4/17/26	116,811	—
USD	1,859,585	UGX	6,648,016,000	Standard Chartered Bank	4/17/26	19,281	—
USD	1,394,689	UGX	4,992,985,645	Standard Chartered Bank	4/17/26	12,530	—
USD	929,792	UGX	3,347,252,964	Standard Chartered Bank	4/22/26	4,099	—
KZT	1,461,865,000	USD	2,551,248	Deutsche Bank AG	4/23/26	51,549	—
KZT	2,921,179,000	USD	5,102,496	Deutsche Bank AG	4/24/26	96,579	—
USD	1,394,689	UGX	5,027,853,000	Standard Chartered Bank	5/4/26	7,427	—
USD	929,792	UGX	3,347,253,000	Standard Chartered Bank	5/4/26	6,234	—
EUR	1,356,959	RON	7,457,167	Barclays Bank PLC	5/12/26	—	(91,839)
RON	7,457,167	EUR	1,394,906	JPMorgan Chase Bank, N.A.	5/12/26	47,668	—
USD	929,792	UGX	3,416,987,000	Standard Chartered Bank	7/24/26	14,197	—
USD	929,792	UGX	3,407,689,000	Standard Chartered Bank	7/28/26	17,987	—
EUR	22,163,377	PLN	96,665,570	Barclays Bank PLC	9/2/26	—	(161,136)
EUR	22,725,719	PLN	99,361,390	Barclays Bank PLC	9/4/26	—	(227,847)
EUR	45,446,906	PLN	197,921,277	Barclays Bank PLC	9/8/26	—	(232,669)
EUR	33,348,061	PLN	145,197,458	Barclays Bank PLC	9/9/26	—	(159,525)
MNT	1,760,852,600	USD	459,753	JPMorgan Chase Bank, N.A.	9/28/26	7,610	—
MNT	1,814,276,000	USD	472,837	JPMorgan Chase Bank, N.A.	10/5/26	8,283	—
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	91,518	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	50,281	—
KZT	3,140,674,000	USD	5,142,323	Deutsche Bank AG	10/15/26	127,644	—
USD	929,792	UGX	3,430,934,000	Standard Chartered Bank	10/20/26	33,105	—
USD	929,792	UGX	3,458,828,000	Standard Chartered Bank	10/21/26	26,059	—
KZT	3,109,972,000	USD	5,102,497	Deutsche Bank AG	10/23/26	102,458	—
USD	929,792	UGX	3,454,179,000	Standard Chartered Bank	10/23/26	27,762	—
KZT	4,754,781,000	USD	7,857,843	Deutsche Bank AG	10/27/26	89,644	—
USD	5,308,408	OMR	2,044,528	Standard Chartered Bank	10/29/26	677	—
USD	4,824,081	OMR	1,857,990	Standard Chartered Bank	10/29/26	616	—
USD	4,422,074	OMR	1,703,157	Standard Chartered Bank	10/29/26	564	—
USD	4,020,067	OMR	1,548,325	Standard Chartered Bank	10/29/26	513	—
USD	1,859,585	UGX	6,926,954,000	Standard Chartered Bank	11/3/26	56,025	—
USD	632,592	JPY	91,126,520	Standard Chartered Bank	1/7/27	20,259	—
USD	4,993,351	KWD	1,508,004	Standard Chartered Bank	3/3/27	34,018	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	32,945	—
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	33,923	—
						$10,613,806	$(8,314,072)
42
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	67	Long	12/29/25	$ 26,776,550	$(1,373,094)
Equity Futures
Euro Stoxx Bank	(1,335)	Short	12/19/25	(17,861,480)	(60,013)
STOXX Europe 600 Index	(462)	Short	12/19/25	(15,243,509)	(422,103)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	294	Long	12/19/25	35,656,688	685,080
Euro-Bobl	(211)	Short	12/8/25	(28,761,916)	(128,901)
Euro-Bund	(474)	Short	12/8/25	(70,693,019)	(708,811)
Euro-Buxl	(16)	Short	12/8/25	(2,141,532)	(82,991)
Japan 10-Year Bond	(1)	Short	12/15/25	(882,746)	7,332
U.S. 2-Year Treasury Note	(17)	Short	12/31/25	(3,540,117)	7,156
U.S. 5-Year Treasury Note	(732)	Short	12/31/25	(79,942,407)	(3,580)
U.S. 10-Year Treasury Note	(543)	Short	12/19/25	(61,180,829)	6,814
U.S. Long Treasury Bond	(38)	Short	12/19/25	(4,457,875)	(1,962)
U.S. Ultra 10-Year Treasury Note	(30)	Short	12/19/25	(3,464,531)	(50,156)
					$(2,125,229)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	49,902,611	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.34% (pays quarterly)	6/18/28	$ 224,573	$(33,889)	$ 190,684
COP	13,674,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	60,011	16,026	76,037
COP	26,557,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	114,098	(11,093)	103,005
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(42,796)	21	(42,775)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	122,852	—	122,852
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	48,151	—	48,151
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	58,526	—	58,526
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	23,755	—	23,755
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	50,752	—	50,752
43
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	$ 44,279	$ —	$ 44,279
ILS	34,611	Pays	3-month ILS TELBOR (pays annually)	3.66% (pays annually)	10/15/30	23,662	—	23,662
ILS	35,288	Pays	3-month ILS TELBOR (pays annually)	3.52% (pays annually)	12/17/30	(31,655)	—	(31,655)
ILS	18,821	Pays	3-month ILS TELBOR (pays annually)	3.80% (pays annually)	12/17/35	3,549	—	3,549
ILS	17,857	Pays	3-month ILS TELBOR (pays annually)	3.91% (pays annually)	12/17/35	50,084	—	50,084
INR	987,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	13,103	—	13,103
INR	329,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	6,430	—	6,430
KRW	23,234,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(78,604)	—	(78,604)
KRW	30,205,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(99,578)	2,379	(97,199)
KRW	32,714,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(104,684)	5,039	(99,645)
KRW	48,862,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(154,785)	(224)	(155,009)
KRW	32,187,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(126,701)	—	(126,701)
KRW	54,597,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(212,922)	—	(212,922)
KRW	22,802,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(87,092)	—	(87,092)
KRW	2,025,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	31,956	—	31,956
KRW	3,652,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	45,487	—	45,487
KRW	7,485,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	90,967	—	90,967
KRW	2,985,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	34,473	—	34,473
KRW	2,853,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	17,081	—	17,081
KRW	3,788,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	22,564	—	22,564
44
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	7,577,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	$ 39,408	$ —	$ 39,408
KRW	6,995,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	113,162	—	113,162
KRW	11,900,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	190,630	—	190,630
KRW	5,874,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	94,941	—	94,941
MXN	884,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(37,828)	—	(37,828)
MXN	567,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(22,877)	—	(22,877)
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	48,553	—	48,553
NZD	16,680	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(570,555)	—	(570,555)
NZD	3,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	(102,776)	—	(102,776)
NZD	20,520	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(748,697)	—	(748,697)
PLN	461,230	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	(208,028)	—	(208,028)
PLN	90,904	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(32,714)	—	(32,714)
PLN	90,904	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	39,109	—	39,109
PLN	390,150	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(324,206)	—	(324,206)
PLN	390,150	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	342,969	—	342,969
PLN	11,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	29,537	—	29,537
PLN	45,541	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	70,258	—	70,258
PLN	60,296	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	58,953	—	58,953
PLN	38,470	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(47,725)	—	(47,725)
TWD	391,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	32,551	—	32,551
TWD	485,375	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	39,668	—	39,668
TWD	876,475	Receives	3-month TWD TAIBOR (pays quarterly)	1.54% (pays quarterly)	9/17/27	46,971	—	46,971
TWD	413,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(131,936)	—	(131,936)
45
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	171,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	$ 10,419	$ —	$ 10,419
TWD	200,691	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	9,661	—	9,661
TWD	177,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(63,000)	—	(63,000)
TWD	162,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(58,220)	—	(58,220)
TWD	153,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.55% (pays quarterly)	6/18/30	29,947	—	29,947
TWD	198,850	Receives	3-month TWD TAIBOR (pays quarterly)	1.58% (pays quarterly)	6/18/30	31,226	—	31,226
TWD	187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(28,986)	—	(28,986)
TWD	101,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(17,562)	—	(17,562)
TWD	134,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(23,931)	—	(23,931)
TWD	351,950	Receives	3-month TWD TAIBOR (pays quarterly)	1.60% (pays quarterly)	9/17/30	50,815	—	50,815
TWD	443,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	9/17/30	35,647	—	35,647
TWD	220,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.76% (pays quarterly)	9/17/30	(25,471)	—	(25,471)
TWD	504,010	Receives	3-month TWD TAIBOR (pays quarterly)	1.77% (pays quarterly)	12/17/30	(58,138)	—	(58,138)
Total						$(1,040,689)	$(21,741)	$(1,062,430)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)		Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Index (ITRAXX.XO.44.V1)	EUR	25,095	5.00% (pays quarterly)(1)	12/20/30	$(3,149,315)	$ 3,115,834	$ (33,481)
Malaysia		$24,670	1.00% (pays quarterly)(1)	12/20/30	(734,898)	680,056	(54,842)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)		47,214	1.00% (pays quarterly)(1)	6/20/30	409,349	(1,421,006)	(1,011,657)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)		1,783	5.00% (pays quarterly)(1)	6/20/30	(145,015)	75,722	(69,293)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)		9,700	5.00% (pays quarterly)(1)	12/20/30	(758,489)	731,464	(27,025)
Markit CDX North America Investment Grade Index (CDX.NA.IG.45.V1)		59,024	1.00% (pays quarterly)(1)	12/20/30	(1,359,528)	1,325,519	(34,009)
Poland		27,220	1.00% (pays quarterly)(1)	12/20/30	(513,070)	431,591	(81,479)
46
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Qatar	$46,882	1.00% (pays quarterly)(1)	12/20/30	$(1,630,847)	$ 1,498,566	$ (132,281)
Saudi Arabia	115,076	1.00% (pays quarterly)(1)	12/20/30	(2,181,280)	1,657,031	(524,249)
South Africa	82,523	1.00% (pays quarterly)(1)	12/20/30	1,829,834	(2,559,451)	(729,617)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	313,772	(830,398)	(516,626)
Turkey	98,450	1.00% (pays quarterly)(1)	12/20/30	6,145,876	(6,802,446)	(656,570)
Total				$(1,773,611)	$(2,097,518)	$(3,871,129)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
India	Deutsche Bank AG	$ 2,000	1.00% (pays quarterly)(1)	0.69%	12/20/30	$ 31,558	$(36,766)	$ (5,208)
India	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	0.69	12/20/30	78,896	(96,652)	(17,756)
Petroleos Mexicanos	Barclays Bank PLC	2,469	1.00% (pays quarterly)(1)	1.29	12/20/26	(5,349)	42,014	36,665
Petroleos Mexicanos	Barclays Bank PLC	3,209	1.00% (pays quarterly)(1)	1.29	12/20/26	(6,953)	46,085	39,132
Petroleos Mexicanos	Barclays Bank PLC	3,075	1.00% (pays quarterly)(1)	1.48	6/20/27	(20,125)	83,677	63,552
Petroleos Mexicanos	Barclays Bank PLC	5,717	1.00% (pays quarterly)(1)	1.48	6/20/27	(37,415)	133,329	95,914
Petroleos Mexicanos	Deutsche Bank AG	10,759	4.00% (pays monthly)	1.19	7/6/26	129,258	—	129,258
Petroleos Mexicanos	Deutsche Bank AG	10,516	4.20% (pays monthly)	1.25	7/6/26	135,283	—	135,283
Petroleos Mexicanos	Goldman Sachs International	2,512	1.00% (pays quarterly)(1)	1.18	6/20/26	475	61,562	62,037
Petroleos Mexicanos	Goldman Sachs International	2,000	1.00% (pays quarterly)(1)	1.18	6/20/26	3	14,983	14,986
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(1)	1.18	6/20/26	2	8,940	8,942
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(1)	1.48	6/20/27	(7,500)	25,798	18,298
Petroleos Mexicanos	Goldman Sachs International	5,789	1.00% (pays quarterly)(1)	1.48	6/20/27	(37,886)	131,199	93,313
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	2,193	1.00% (pays quarterly)(1)	1.45	6/20/27	(13,253)	55,357	42,104
Total		$57,531				$246,994	$469,526	$716,520
47
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Barclays Bank PLC	$14,533	1.00% (pays quarterly)(1)	6/20/31	$(257,785)	$(150,832)	$(408,617)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(1)	6/20/35	(84,024)	(291,645)	(375,669)
Total					$(341,809)	$(442,477)	$(784,286)
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $57,531,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	4,000	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays monthly)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays monthly)	11/14/25	$(175,443)
						$(175,443)
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PFC Shares	– Preference Shares
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar

BHD	– Bahraini Dinar
BRL	– Brazilian Real
CLP	– Chilean Peso
48
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar

OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

49
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $2,392,887,011)	$2,498,082,254
Affiliated investments, at value (identified cost $456,966,755)	456,966,755
Cash	3,539,887
Deposits for derivatives collateral:
Centrally cleared derivatives	38,440,025
OTC derivatives	2,800,000
Cash collateral for securities sold short	77,609,268
Foreign currency, at value (identified cost $41,915,203)	41,994,517
Interest and dividends receivable	31,155,052
Dividends receivable from affiliated investments	1,456,001
Receivable for investments sold	111,382,495
Receivable for variation margin on open centrally cleared derivatives	652,468
Receivable for open forward foreign currency exchange contracts	10,613,806
Receivable for open swap contracts	739,484
Upfront payments on open OTC swap contracts	575,895
Tax reclaims receivable	2,122
Trustees' deferred compensation plan	304,346
Total assets	$3,276,314,375
Liabilities
Cash collateral due to brokers	$2,800,000
Payable for reverse repurchase agreements, including accrued interest of $534	803,584
Written options outstanding, at value (premiums received $1,992,229)	1,090,477
Payable for investments purchased	98,475,231
Payable for when-issued securities	32,177,015
Payable for securities sold short, at value (proceeds $136,121,010)	143,857,806
Payable for variation margin on open futures contracts	276,648
Payable for open forward foreign currency exchange contracts	8,314,072
Payable for open swap contracts	982,693
Payable for closed swap contracts	42,759
Upfront receipts on open OTC swap contracts	602,944
Payable to affiliates:
Investment adviser fee	1,328,141
Trustees' fees	9,222
Trustees' deferred compensation plan	304,346
Interest payable on securities sold short	1,220,534
Accrued foreign capital gains taxes	8,454
Accrued expenses and other liabilities	670,120
Total liabilities	$292,964,046
Net Assets applicable to investors' interest in Portfolio	$2,983,350,329
50
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $253,461)	$6,883,699
Dividend income from affiliated investments	12,201,359
Interest income (net of foreign taxes withheld of $3,917,889)	159,552,847
Other income	400,287
Total investment income	$179,038,192
Expenses
Investment adviser fee	$12,742,861
Trustees’ fees and expenses	109,074
Custodian fee	1,683,004
Legal and accounting services	322,323
Interest expense and fees	246,798
Interest and dividend expense on securities sold short	10,279,620
Miscellaneous	100,202
Total expenses	$25,483,882
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$412,812
Total expense reductions	$412,812
Net expenses	$25,071,070
Net investment income	$153,967,122
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $142,742)	$27,848,891
Written options	490,410
Securities sold short	867,466
Futures contracts	(4,694,909)
Swap contracts	(698,579)
Foreign currency transactions	24,809,643
Forward foreign currency exchange contracts	(56,289,685)
Net realized loss	$(7,666,763)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $1,120)	$124,675,794
Written options	905,812
Securities sold short	(6,956,572)
Futures contracts	(1,265,277)
Swap contracts	(4,991,781)
Foreign currency	960,372
Forward foreign currency exchange contracts	(2,692,332)
Net change in unrealized appreciation (depreciation)	$110,636,016
Net realized and unrealized gain	$102,969,253
Net increase in net assets from operations	$256,936,375
51
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$153,967,122	$119,779,198
Net realized loss	(7,666,763)	(59,331,184)
Net change in unrealized appreciation (depreciation)	110,636,016	80,440,622
Net increase in net assets from operations	$256,936,375	$140,888,636
Capital transactions:
Contributions	$1,074,138,058	$161,853,240
Withdrawals	(118,299,586)	(324,302,845)
Net increase (decrease) in net assets from capital transactions	$955,838,472	$(162,449,605)
Net increase (decrease) in net assets	$1,212,774,847	$(21,560,969)
Net Assets
At beginning of year	$1,770,575,482	$1,792,136,451
At end of year	$2,983,350,329	$1,770,575,482
52
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.15%	1.10%	1.02%	0.73%	0.70%
Net expenses(2)	1.13%(3)	1.09%(3)	1.01%(3)	0.73%(3)	0.70%
Net investment income	6.97%	7.07%	6.26%	5.49%	4.60%
Portfolio Turnover	142%	156%	96%	81%	88%
Total Return	12.26%	8.70%	9.29%	(3.93)%	4.52%
Net assets, end of year (000’s omitted)	$2,983,350	$1,770,575	$1,792,136	$1,855,794	$2,563,864
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
53
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2025 were $17,464,010 or 0.6% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
54

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
55

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses.
56

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
R  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is
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recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
S  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
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2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $12,742,861 or 0.58% of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $412,812 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$2,046,473,893	$1,570,831,716
U.S. Government and Agency Securities	—	115,026,994
	$2,046,473,893	$1,685,858,710
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4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,064,714,997
Gross unrealized appreciation	$132,333,006
Gross unrealized depreciation	(243,190,749)
Net unrealized depreciation	$(110,857,743)
5  Restricted Securities
At October 31, 2025, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 5,610,662
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	7,453,890
Total Restricted Securities			$10,100,000	$13,064,552
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Consolidated Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
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Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts and options thereon, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $10,050,282. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $6,842,301 at October 31, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$4,095,260	$ —	$131,840	$692,180	$25,907	$4,945,187
Not applicable	—	8,698,831(1)	—	12,144,853(1)	3,107,160(1)	23,950,844
Receivable for open forward foreign currency exchange contracts	—	—	—	10,613,806	—	10,613,806
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	375,475	—	—	—	375,475
Total Asset Derivatives	$4,095,260	$9,074,306	$131,840	$23,450,839	$3,133,067	$39,885,312
Derivatives not subject to master netting or similar agreements	$4,095,260	$8,698,831	$131,840	$12,144,853	$3,107,160	$28,177,944
Total Asset Derivatives subject to master netting or similar agreements	$ —	$375,475	$ —	$11,305,986	$25,907	$11,707,368
Written options outstanding, at value	$ —	$ —	$ —	$(1,090,477)	$ —	$(1,090,477)
Not applicable	(1,373,094)(1)	(10,472,442)(1)	(482,116)(1)	(7,493,500)(1)	(4,417,868)(1)	(24,239,020)
Payable for open forward foreign currency exchange contracts	—	—	—	(8,314,072)	—	(8,314,072)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(470,290)	—	—	(175,443)	(645,733)
Total Liability Derivatives	$(1,373,094)	$(10,942,732)	$(482,116)	$(16,898,049)	$(4,593,311)	$(34,289,302)
Derivatives not subject to master netting or similar agreements	$(1,373,094)	$(10,472,442)	$(482,116)	$(7,493,500)	$(4,417,868)	$(24,239,020)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(470,290)	$ —	$(9,404,549)	$(175,443)	$(10,050,282)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$334,430	$(330,046)	$(4,384)	$ —	$ —
Barclays Bank PLC	226,155	(226,155)	—	—	—
Citibank, N.A.	2,329,252	(1,491,457)	—	(790,000)	47,795
Credit Agricole Corporate and Investment Bank	10,479	(2,212)	—	—	8,267
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Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$2,404,771	$(124,467)	$ —	$(2,010,000)	$270,304
Goldman Sachs International	510,720	(510,720)	—	—	—
HSBC Bank USA, N.A.	1,658,515	(863,610)	(793,209)	—	1,696
ICBC Standard Bank plc	241,717	(241,717)	—	—	—
JPMorgan Chase Bank, N.A.	410,318	(410,318)	—	—	—
Nomura International PLC	25,742	(25,742)	—	—	—
Standard Chartered Bank	2,933,099	(1,486,935)	—	—	1,446,164
State Street Bank and Trust Company	7,551	(7,551)	—	—	—
UBS AG	614,619	(136,564)	(316,940)	—	161,115
	$11,707,368	$(5,857,494)	$(1,114,533)	$(2,800,000)	$1,935,341

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(330,046)	$330,046	$ —	$ —	$ —
Barclays Bank PLC	(1,864,273)	226,155	1,542,167	—	(95,951)
BNP Paribas	(351,204)	—	351,204	—	—
Citibank, N.A.	(1,491,457)	1,491,457	—	—	—
Credit Agricole Corporate and Investment Bank	(2,212)	2,212	—	—	—
Deutsche Bank AG	(124,467)	124,467	—	—	—
Goldman Sachs International	(1,567,859)	510,720	1,057,139	—	—
HSBC Bank USA, N.A.	(863,610)	863,610	—	—	—
ICBC Standard Bank plc	(370,829)	241,717	129,112	—	—
JPMorgan Chase Bank, N.A.	(1,269,233)	410,318	785,374	—	(73,541)
Nomura International PLC	(43,149)	25,742	—	—	(17,407)
Standard Chartered Bank	(1,486,935)	1,486,935	—	—	—
State Street Bank and Trust Company	(148,444)	7,551	—	—	(140,893)
UBS AG	(136,564)	136,564	—	—	—
	$(10,050,282)	$5,857,494	$3,864,996	$ —	$(327,792)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2025 is included at Note 8.
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$1,316,790	$ —	$ —	$(720,305)	$(152,397)	$444,088
Written options	—	—	—	490,410	—	490,410
Futures contracts	(530,311)	—	(8,674,358)	—	4,509,760	(4,694,909)
Swap contracts	(321,090)	(5,172,908)	(1,490)	—	4,796,909	(698,579)
Forward foreign currency exchange contracts	—	—	—	(56,289,685)	—	(56,289,685)
Total	$465,389	$(5,172,908)	$(8,675,848)	$(56,519,580)	$9,154,272	$(60,748,675)
Change in unrealized appreciation (depreciation):
Investments(1)	$224,300	$ —	$(2,189,002)	$(836,483)	$(66,777)	$(2,867,962)
Written options	—	—	—	905,812	—	905,812
Futures contracts	(1,226,551)	—	(1,110,958)	—	1,072,232	(1,265,277)
Swap contracts	(67,837)	(2,431,210)	—	—	(2,492,734)	(4,991,781)
Forward foreign currency exchange contracts	—	—	—	(2,692,332)	—	(2,692,332)
Total	$(1,070,088)	$(2,431,210)	$(3,299,960)	$(2,623,003)	$(1,487,279)	$(10,911,540)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Forward Volatility Agreements	Purchased Swaptions
$152,490,000	$288,367,000	$2,372,178,000	$17,913,000	$6,018,000
Swap Contracts
$1,586,615,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately $93,706,000 and $95,558,000, respectively.
The average number of purchased options contracts outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was 1,528.
64

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	10/21/25	11/5/25	2.70%	NZD	1,403,320	$803,584
Total						$803,584
At October 31, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities.
For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $7,460,000 and 4.17%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America	$1,768,479	$ —	$(1,768,479)	$ —	$ —
Barclays Bank PLC	25,787,753	—	(24,693,769)	—	1,093,984
Citibank, N.A.	1,806,750	—	(1,723,151)	—	83,599
Nomura International PLC	70,605,296	—	(67,902,946)	—	2,702,350
	$99,968,278	$ —	$(96,088,345)	$ —	$3,879,933
65

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
JPMorgan Chase Bank, N.A.	$(803,584)	$ —	$803,584	$ —	$ —
	$(803,584)	$ —	$803,584	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $456,966,755, which represents 15.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$128,853,494	$1,992,240,070	$(1,664,126,809)	$ —	$ —	$456,966,755	$12,201,359	456,966,755
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 28,072,108	$ —	$ 28,072,108
Common Stocks	17,701,367	134,640,172*	—	152,341,539
Convertible Bonds	—	103,695	—	103,695
Credit Linked Notes	—	26,707,811	—	26,707,811
Foreign Corporate Bonds	—	135,090,842	0	135,090,842
Insurance Linked Securities	—	—	17,824,807	17,824,807
Loan Participation Notes	—	—	5,226,997	5,226,997
Rights	—	92,255	—	92,255
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,296,101	—	6,296,101
66

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Bonds	$ —	$1,341,890,083	$ —	$1,341,890,083
Sovereign Loans	—	47,612,994	—	47,612,994
U.S. Government Agency Mortgage-Backed Securities	—	3,398,276	—	3,398,276
U.S. Government Guaranteed Small Business Administration Loans	—	2,710,982	—	2,710,982
Short-Term Investments:
Affiliated Fund	456,966,755	—	—	456,966,755
Repurchase Agreements	—	99,968,278	—	99,968,278
Sovereign Government Securities	—	178,471,016	—	178,471,016
U.S. Treasury Obligations	—	447,329,283	—	447,329,283
Purchased Currency Options	—	692,180	—	692,180
Purchased Put Options	4,227,100	25,907	—	4,253,007
Total Investments	$478,895,222	$2,453,101,983	$23,051,804	$2,955,049,009
Forward Foreign Currency Exchange Contracts	$ —	$ 22,758,659	$ —	$ 22,758,659
Futures Contracts	706,382	—	—	706,382
Swap Contracts	—	11,475,084	—	11,475,084
Total	$479,601,604	$2,487,335,726	$23,051,804	$2,989,989,134
Liability Description
Securities Sold Short	$(51,483,129)	$ (92,374,677)	$ —	$ (143,857,806)
Written Currency Options	—	(1,090,477)	—	(1,090,477)
Forward Foreign Currency Exchange Contracts	—	(15,807,572)	—	(15,807,572)
Futures Contracts	(2,831,611)	—	—	(2,831,611)
Swap Contracts	—	(14,559,642)	—	(14,559,642)
Total	$(54,314,740)	$ (123,832,368)	$ —	$ (178,147,108)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
67

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$20,806,857	$15,771,698	$36,578,555
Realized gains (losses)	—	(17,417)	(1,919,864)	(1,937,281)
Change in net unrealized appreciation (depreciation)	—	(1,184,863)	1,907,690	722,827
Cost of purchases	—	4,000,000	—	4,000,000
Proceeds from sales, including return of capital	—	(5,779,770)	(10,786,975)	(16,566,745)
Accrued discount (premium)	—	—	254,448	254,448
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of October 31, 2025	$0	$17,824,807	$5,226,997	$23,051,804
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2025	$ —	$(426,520)	$234,221	$(192,299)
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2025:
Type of Investment	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	5,226,997	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.32%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
68

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
69

Global Macro Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
70

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
71

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
72

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
73

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
74

EAGMX-NCSR    10.31.25

Eaton Vance
Strategic Income Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Strategic Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Strategic Income Fund
October 31, 2025
Portfolio of Investments

Investments in Affiliated Portfolios (the Portfolios)
Description	Value	% of Net Assets
Emerging Markets Local Income Portfolio
(identified cost $120,672,576)	$ 139,323,655	1.0%
Global Macro Absolute Return Advantage Portfolio
(identified cost $2,166,363,732)	2,351,047,084	17.5
Global Opportunities Portfolio
(identified cost $9,102,243,371)	9,346,937,298	69.3
High Income Opportunities Portfolio
(identified cost $530,314,523)	539,287,017	4.0
Senior Debt Portfolio
(identified cost $513,942,176)	519,735,999	3.9
Total Investments in Affiliated Portfolios (identified cost $12,433,536,378)	$12,896,331,053	95.7%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	68,000,425	$ 570,523,568	4.2%
Total Investments in Affiliated Investment Funds (identified cost $552,616,432)		$ 570,523,568	4.2%
Total Investments (identified cost $12,986,152,810)		$13,466,854,621	99.9%
Other Assets, Less Liabilities		$ 14,088,099	0.1%
Net Assets		$13,480,942,720	100.0%

See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Affiliated investments, at value (identified cost, $12,986,152,810)	$13,466,854,621
Cash	111,423
Receivable for Fund shares sold	30,266,418
Trustees' deferred compensation plan	12,522
Total assets	$13,497,244,984
Liabilities
Payable for Fund shares redeemed	$13,674,392
Payable to affiliates:
Distribution and service fees	490,050
Sub-transfer agency fee	36,286
Trustees' fees	42
Trustees' deferred compensation plan	12,522
Payable for transfer and dividend disbursing agent fees	1,056,677
Accrued expenses	1,032,295
Total liabilities	$16,302,264
Net Assets	$13,480,942,720
Sources of Net Assets
Paid-in capital	$13,447,432,229
Distributable earnings	33,510,491
Net Assets	$13,480,942,720
Class A Shares
Net Assets	$956,499,004
Shares Outstanding	139,343,642
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.86
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$7.09
Class C Shares
Net Assets	$346,593,230
Shares Outstanding	53,583,877
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$6.47
Class I Shares
Net Assets	$12,157,169,479
Shares Outstanding	1,773,899,493
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.85
Class R Shares
Net Assets	$20,681,007
Shares Outstanding	3,008,350
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.87
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividends allocated from Portfolios (net of foreign taxes withheld of $405,762)	$33,133,888
Dividend income from Affiliated Investment Funds	34,786,473
Interest income	581
Interest income allocated from Portfolios (net of foreign taxes withheld of $6,020,565)	687,303,708
Other income allocated from Portfolios	1,780,020
Expenses, excluding interest and dividend expense and fees, allocated from Portfolios	(59,639,534)
Interest and dividend expense and fees allocated from Portfolios	(48,704,890)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	447,783
Total investment income	$649,108,029
Expenses
Distribution and service fees:
Class A	$2,039,644
Class C	2,508,165
Class R	68,618
Trustees’ fees and expenses	500
Custodian fee	74,851
Transfer and dividend disbursing agent fees	5,343,716
Legal and accounting services	444,074
Printing and postage	1,463,426
Registration fees	618,315
Miscellaneous	120,660
Total expenses	$12,681,969
Net investment income	$636,426,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Portfolios:
Investment transactions	$73,234,130
Written options and swaptions	(4,261,902)
Securities sold short	1,547,816
Futures contracts	(15,378,351)
Swap contracts	(2,334,513)
Foreign currency transactions	(2,666,500)
Forward foreign currency exchange contracts	(117,101,701)
Non-deliverable bond forward contracts	(95,714)
Net realized loss	$(67,056,735)
Change in unrealized appreciation (depreciation):
Investments — Affiliated Investment Funds	$28,089,316
Change in unrealized appreciation (depreciation) allocated from Portfolios:
Investments (including net increase in accrued foreign capital gains taxes of $318,527)	460,839,992
Written options	1,974,647
Securities sold short	(9,670,049)
TBA sale commitments	6,533,314
Futures contracts	47,337,347
Swap contracts	(277,124)
Foreign currency	(1,583,964)
Forward foreign currency exchange contracts	(11,414,317)
Non-deliverable bond forward contracts	(493,034)
Net change in unrealized appreciation (depreciation)	$521,336,128
Net realized and unrealized gain	$454,279,393
Net increase in net assets from operations	$1,090,705,453

See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$636,426,060	$329,593,580
Net realized loss	(67,056,735)	(86,849,485)
Net change in unrealized appreciation (depreciation)	521,336,128	277,721,416
Net increase in net assets from operations	$1,090,705,453	$520,465,511
Distributions to shareholders:
Class A	$(56,333,781)	$(43,302,340)
Class C	(15,588,166)	(7,753,332)
Class I	(620,357,678)	(290,631,378)
Class R	(931,174)	(254,959)
Total distributions to shareholders	$(693,210,799)	$(341,942,009)
Tax return of capital to shareholders:
Class A	$—	$(5,023,229)
Class C	—	(933,232)
Class I	—	(35,320,855)
Class R	—	(31,861)
Total tax return of capital to shareholders	$—	$(41,309,177)
Transactions in shares of beneficial interest:
Class A	$179,163,130	$69,856,855
Class C	144,860,440	79,303,355
Class I	5,862,968,251	2,515,107,470
Class R	11,076,290	6,285,279
Net increase in net assets from Fund share transactions	$6,198,068,111	$2,670,552,959
Net increase in net assets	$6,595,562,765	$2,807,767,284
Net Assets
At beginning of year	$6,885,379,955	$4,077,612,671
At end of year	$13,480,942,720	$6,885,379,955

See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$6.59	$6.35	$6.48	$7.18	$7.18
Income (Loss) From Operations
Net investment income(1)	$0.43	$0.40	$0.38	$0.30	$0.30
Net realized and unrealized gain (loss)	0.30	0.30	(0.05)	(0.66)	0.01(2)
Total income (loss) from operations	$0.73	$0.70	$0.33	$(0.36)	$0.31
Less Distributions
From net investment income	$(0.46)	$(0.41)	$(0.38)	$(0.32)	$(0.28)
From net realized gain	—	—	—	(0.00)(3)	(0.00)(3)
Tax return of capital	—	(0.05)	(0.08)	(0.02)	(0.03)
Total distributions	$(0.46)	$(0.46)	$(0.46)	$(0.34)	$(0.31)
Net asset value — End of year	$6.86	$6.59	$6.35	$6.48	$7.18
Total Return(4)	11.46%	11.26%	5.11%	(4.99)%	4.01%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$956,499	$744,264	$650,558	$617,011	$697,690
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	1.46%	1.43%	1.22%	1.07%	1.08%
Net expenses(7)	1.46%(8)	1.43%(8)	1.20%(8)	1.07%(8)	1.08%
Net investment income	6.42%	6.03%	5.74%	4.40%	4.08%
Portfolio Turnover of the Fund(9)	5%	12%	14%	22%	14%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolios' allocated expenses.
(7)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.51%, 0.44%, 0.20%, 0.06% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021 respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005%, equal to less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(9)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$6.21	$5.98	$6.10	$6.76	$6.77
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.33	$0.31	$0.24	$0.23
Net realized and unrealized gain (loss)	0.29	0.29	(0.04)	(0.63)	(0.00)(2)
Total income (loss) from operations	$0.65	$0.62	$0.27	$(0.39)	$0.23
Less Distributions
From net investment income	$(0.39)	$(0.35)	$(0.32)	$(0.25)	$(0.21)
From net realized gain	—	—	—	(0.00)(2)	(0.00)(2)
Tax return of capital	—	(0.04)	(0.07)	(0.02)	(0.03)
Total distributions	$(0.39)	$(0.39)	$(0.39)	$(0.27)	$(0.24)
Net asset value — End of year	$6.47	$6.21	$5.98	$6.10	$6.76
Total Return(3)	10.72%	10.50%	4.36%	(5.85)%	3.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$346,593	$191,391	$108,638	$126,342	$160,918
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.20%	2.18%	1.97%	1.82%	1.83%
Net expenses(6)	2.20%(7)	2.18%(7)	1.95%(7)	1.82%(7)	1.83%
Net investment income	5.67%	5.31%	4.99%	3.63%	3.35%
Portfolio Turnover of the Fund(8)	5%	12%	14%	22%	14%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios' allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.51%, 0.44%, 0.20%, 0.06% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021 respectively.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005%, equal to less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(8)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$6.58	$6.34	$6.47	$7.16	$7.17
Income (Loss) From Operations
Net investment income(1)	$0.45	$0.42	$0.39	$0.32	$0.31
Net realized and unrealized gain (loss)	0.30	0.30	(0.04)	(0.65)	0.00(2)(3)
Total income (loss) from operations	$0.75	$0.72	$0.35	$(0.33)	$0.31
Less Distributions
From net investment income	$(0.48)	$(0.43)	$(0.39)	$(0.33)	$(0.29)
From net realized gain	—	—	—	(0.00)(2)	(0.00)(2)
Tax return of capital	—	(0.05)	(0.09)	(0.03)	(0.03)
Total distributions	$(0.48)	$(0.48)	$(0.48)	$(0.36)	$(0.32)
Net asset value — End of year	$6.85	$6.58	$6.34	$6.47	$7.16
Total Return(4)	11.75%	11.55%	5.37%	(4.77)%	4.27%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,157,169	$5,940,720	$3,315,739	$2,290,663	$2,075,516
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	1.20%	1.18%	0.97%	0.82%	0.83%
Net expenses(7)	1.20%(8)	1.18%(8)	0.95%(8)	0.82%(8)	0.83%
Net investment income	6.66%	6.31%	5.98%	4.67%	4.30%
Portfolio Turnover of the Fund(9)	5%	12%	14%	22%	14%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolios' allocated expenses.
(7)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.51%, 0.44%, 0.20%, 0.06% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021 respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005%, equal to less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(9)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
October 31, 2025
Financial Highlights — continued

	Class R
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$6.60	$6.36	$6.49	$7.19	$7.20
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.39	$0.36	$0.28	$0.26
Net realized and unrealized gain (loss)	0.30	0.29	(0.04)	(0.66)	0.02(2)
Total income (loss) from operations	$0.71	$0.68	$0.32	$(0.38)	$0.28
Less Distributions
From net investment income	$(0.44)	$(0.39)	$(0.37)	$(0.30)	$(0.26)
From net realized gain	—	—	—	(0.00)(3)	(0.00)(3)
Tax return of capital	—	(0.05)	(0.08)	(0.02)	(0.03)
Total distributions	$(0.44)	$(0.44)	$(0.45)	$(0.32)	$(0.29)
Net asset value — End of year	$6.87	$6.60	$6.36	$6.49	$7.19
Total Return(4)	11.17%	10.98%	4.85%	(5.21)%	3.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,681	$9,004	$2,678	$2,254	$2,720
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	1.70%	1.69%	1.47%	1.32%	1.33%
Net expenses(7)	1.70%(8)	1.69%(8)	1.45%(8)	1.32%(8)	1.33%
Net investment income	6.15%	5.85%	5.48%	4.12%	3.57%
Portfolio Turnover of the Fund(9)	5%	12%	14%	22%	14%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolios' allocated expenses.
(7)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.51%, 0.44%, 0.20%, 0.06% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021 respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005%, equal to less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(9)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Strategic Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing in interests in five portfolios (the Portfolios) managed by Boston Management and Research (BMR), an affiliate of Eaton Vance Management (EVM), which are Massachusetts business trusts, and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund, a series of Eaton Vance Series Fund, Inc., a Maryland corporation (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in each Portfolio's net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at October 31, 2025 were as follows: Emerging Markets Local Income Portfolio (9.8%), Global Macro Absolute Return Advantage Portfolio (40.4%), Global Opportunities Portfolio (98.7%), High Income Opportunities Portfolio (31.6%) and Senior Debt Portfolio (9.4%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each other Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements are available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.
Additional valuation policies for the other Portfolios are as follows:
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.
B  Income—The Fund’s net investment income or loss includes the Fund’s pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolios.

Eaton Vance
Strategic Income Fund
October 31, 2025
Notes to Financial Statements — continued

As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.  Realized gains and losses on investments sold are determined on the basis of identified cost.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$693,210,799	$341,942,009
Tax return of capital	$ —	$41,309,177
During the year ended October 31, 2025, distributable earnings was decreased by $7,608,400 and paid-in capital was increased by $7,608,400 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

Eaton Vance
Strategic Income Fund
October 31, 2025
Notes to Financial Statements — continued

As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 35,200,641
Deferred capital losses	(168,938,815)
Net unrealized appreciation	167,248,665
Distributable earnings	$33,510,491
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $168,938,815 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $16,941,037 are short-term and $151,997,778 are long-term. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.
The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Portfolios, at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$13,299,599,106
Gross unrealized appreciation	$167,255,515
Gross unrealized depreciation	—
Net unrealized appreciation	$167,255,515
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged BMR to render investment advisory services. For the year ended October 31, 2025, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $54,633,331 or 0.57% of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the Liquidity Fund), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $447,783 relating to the Portfolios’ investments in the Liquidity Fund and in other affiliated funds.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $122,220 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on

Eaton Vance
Strategic Income Fund
October 31, 2025
Notes to Financial Statements — continued

the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $251,413 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $73,097. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $243,086,473 and $0, respectively, for the year ended October 31, 2025.
5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $2,039,644 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $1,881,124 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2025, the Fund paid or accrued to EVD $34,309 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $627,041 and $34,309 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $12,466 and $63,019 of CDSCs paid by Class A and Class C shareholders, respectively.
7  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Emerging Markets Local Income Portfolio	$ —	$(11,811,350)
Global Macro Absolute Return Advantage Portfolio	925,515,225	(18,800,716)
Global Opportunities Portfolio	4,231,254,307	(399,921,586)
High Income Opportunities Portfolio	201,015,566	(5,127,468)
Senior Debt Portfolio	357,521,592	(4,529,194)

Eaton Vance
Strategic Income Fund
October 31, 2025
Notes to Financial Statements — continued

8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	51,012,836	$ 343,584,350	31,153,978	$ 206,374,860
Issued to shareholders electing to receive payments of distributions in Fund shares	7,930,335	53,294,347	6,871,873	45,317,859
Redemptions	(32,489,954)	(217,715,567)	(27,601,994)	(181,835,864)
Net increase	26,453,217	$ 179,163,130	10,423,857	$ 69,856,855
Class C
Sales	28,301,563	$ 179,852,720	16,642,588	$ 104,178,052
Issued to shareholders electing to receive payments of distributions in Fund shares	2,318,880	14,699,068	1,303,829	8,109,722
Redemptions	(7,844,794)	(49,691,348)	(5,298,203)	(32,984,419)
Net increase	22,775,649	$ 144,860,440	12,648,214	$ 79,303,355
Class I
Sales	1,098,185,319	$7,381,276,829	554,311,470	$3,668,331,568
Issued to shareholders electing to receive payments of distributions in Fund shares	87,927,064	590,869,261	46,558,574	306,795,894
Redemptions	(314,640,783)	(2,109,177,839)	(221,471,321)	(1,460,019,992)
Net increase	871,471,600	$5,862,968,251	379,398,723	$2,515,107,470
Class R
Sales	2,307,692	$ 15,513,355	1,012,934	$ 6,757,599
Issued to shareholders electing to receive payments of distributions in Fund shares	137,128	924,618	42,465	280,770
Redemptions	(799,915)	(5,361,683)	(113,064)	(753,090)
Net increase	1,644,905	$ 11,076,290	942,335	$ 6,285,279
9  Affiliated Investments
At October 31, 2025, the value of the Fund's investment in affiliated funds was $570,523,568, which represents 4.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$299,347,779	$243,086,473	$ —	$ —	$28,089,316	$570,523,568	$34,786,473	68,000,425

Eaton Vance
Strategic Income Fund
October 31, 2025
Notes to Financial Statements — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Portfolios	$12,896,331,053	$ —	$ —	$12,896,331,053
Investments in Affiliated Investment Funds	570,523,568	—	—	570,523,568
Total Investments	$13,466,854,621	$ —	$ —	$13,466,854,621

Eaton Vance
Strategic Income Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Strategic Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Strategic Income Fund (the “Fund"), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Strategic Income Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $7,798,235, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 89.55% of distributions from net investment income as a 163(j) interest dividend.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments

Asset-Backed Securities — 10.2%
Security	Principal Amount (000's omitted)	Value
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, 7.20%, (3 mo. SOFR + 3.25%), 10/20/38(1)(2)	$5,000	$ 5,017,075
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	695	724,720
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 6.832%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	4,032,056
Allegany Park CLO Ltd., Series 2019-1A, Class ERR, 10.284%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	995,664
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,146,376
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	14,000	13,758,947
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 10.724%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,370,211
Babson CLO Ltd.:
Series 2022-4A, Class D1R, 7.134%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	5,040,340
Series 2024-3A, Class E, 9.784%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,017,928
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 8.134%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,519,813
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.755%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	7,029,246
Series 2021-1A, Class ER, 9.155%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	1,946,200
Ballyrock CLO 16 Ltd.:
Series 2021-16A, Class C1R, 6.634%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,968,071
Series 2021-16A, Class DR, 9.034%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	3,000	2,822,367
Ballyrock CLO 18 Ltd., Series 2021-18A, Class DR, 9.655%, (3 mo. SOFR + 5.75%), 4/15/38(1)(2)	2,000	1,944,286
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 10.039%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	6,000	6,021,594
Barings CLO Ltd.:
Series 2023-2A, Class ER, 9.063%, (3 mo. SOFR + 5.10%), 10/20/38(1)(2)	3,000	3,015,690
Series 2025-1A, Class D2, 7.534%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	3,000	3,022,278
Series 2025-1A, Class E, 8.484%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	4,000	3,945,528
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.234%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,034,750
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.496%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,922,982
Security	Principal Amount (000's omitted)	Value
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	$5,000	$ 5,032,120
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.855%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,379,828
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 7.068%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	5,000	5,012,000
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.955%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	3,000	3,023,088
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 6.582%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	2,005,130
Series 2018-16A, Class D2R2, 7.882%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,509,640
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DRR, 6.634%, (3 mo. SOFR + 2.75%), 4/20/35(1)(2)	2,000	2,008,958
Series 2020-22A, Class ERR, 8.784%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	1,990,574
Birch Grove CLO 14 Ltd., Series 2025-14A, Class D1, 7.83%, (3 mo. SOFR + 3.50%), 7/22/37(1)(2)	5,000	5,010,605
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.134%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,505,096
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 5.146%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	830	830,177
Series 2015-3A, Class DR, 9.546%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,751,360
Series 2016-3A, Class ER, 10.423%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	980,056
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 7.646%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,505,387
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.605%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,960
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.434%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	990,332
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,798,540
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	967,486
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	1,450	1,350,001
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.484%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,021,033

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 6.705%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	$5,250	$ 5,258,227
Series 2023-20A, Class DR, 7.305%, (3 mo. SOFR + 3.40%), 4/15/38(1)(2)	5,000	5,016,730
Series 2023-21A, Class D1R, 6.661%, (3 mo. SOFR + 2.75%), (3 mo. SOFR + 2.75%), 10/18/38(1)(2)	3,000	2,999,256
Series 2023-21A, Class ER, 9.161%, (3 mo. SOFR + 5.25%), 10/18/38(1)(2)	3,000	3,004,470
Series 2024-22A, Class D, 8.205%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,046,272
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	12,400	12,726,943
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)(3)	10,000	9,988,960
Series 2025-2A, Class M, 8.72%, 11/20/55(1)(3)	17,500	17,500,000
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,954,504
Series 2016-2A, Class ER, 10.166%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	958,937
Series 2017-1A, Class E, 10.416%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	2,000	1,988,326
Series 2018-1A, Class E, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,997,616
Series 2022-1A, Class D, 7.094%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,883,782
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class DRR, 11.224%, (3 mo. SOFR + 7.34%), 4/20/37(1)(2)	3,000	3,035,841
Series 2019-4A, Class CR, 7.105%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,754,828
Series 2019-4A, Class DR, 10.505%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,013,616
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(4)	7,600	7,432,580
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(4)	2,075	2,010,021
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(4)	11,000	10,673,004
Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(4)	5,000	4,740,498
CIFC Funding Ltd., Series 2022-3A, Class D, 7.62%, (3 mo. SOFR + 3.75%), 4/21/35(1)(2)	3,750	3,761,659
Crown City CLO III, Series 2021-1A, Class C, 7.446%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	986,115
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 10.996%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	2,005,210
Dryden CLO Ltd., Series 2018-55A, Class E, 9.566%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	985,176
Security	Principal Amount (000's omitted)	Value
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.405%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	$2,000	$ 2,004,990
Elmwood CLO 14 Ltd., Series 2022-1A, Class DR, 7.179%, (3 mo. SOFR + 2.90%), 10/20/38(1)(2)	2,000	2,015,748
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 7.684%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,000	2,016,232
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.734%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,019,839
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.132%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	2,000	2,026,304
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 6.984%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,304,861
Series 2020-3A, Class ERR, 9.784%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	985,424
Empower CLO Ltd., Series 2024-1A, Class D1, 7.608%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,020,031
Finance of America HECM Buyout, Series 2024-HB1, Class M4, 6.00%, 10/1/34(1)(4)	11,200	10,725,452
FirstKey Homes Trust:
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	19,405	19,091,506
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	36,376,301
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	12,093,950
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,942,509
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,250	6,287,894
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	37,261,908
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 7.105%, (3 mo. SOFR + 3.20%), 7/15/38(1)(2)	2,300	2,303,813
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.434%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,006,716
Series 2024-33A, Class E, 10.534%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,305,897
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 9.784%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	3,000	3,005,490
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,825	6,905,573
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.19%, 7/25/34(1)	5,000	5,012,355
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class DR, 6.284%, (3 mo. SOFR + 2.40%), 7/20/34(1)(2)	2,000	1,970,144
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.858%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,520,587

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 9.958%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	$2,000	$ 2,016,584
Gracie Point International Funding LLC, Series 2025-1A, Class C, 7.065%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	750	752,183
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 7.60%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,512,943
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.155%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,514,749
Series 2024-2A, Class E, 10.805%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	1,009,202
Series 2024-3A, Class D1, 7.184%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,006,190
Highbridge Loan Management, Series 3A-2014, Class DR, 10.646%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,754	2,553,446
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	28,897	28,192,888
Series 2021-2, Class G, 4.505%, 12/17/26(1)	44,793	43,771,748
HTS Fund II LLC, Series 2025-1, Class B, 6.571%, 6/23/45(1)	1,150	1,150,895
KKR CLO 48 Ltd., Series 48-A, Class D1R, 6.834%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	4,000	4,021,412
KKR CLO 52 Ltd., Series 2023-52A, Class D1R, 6.994%, (3 mo. SOFR + 3.10%), 7/16/38(1)(2)	5,000	5,035,470
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.882%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	78,929	79,126,265
Series 2025-GT1, Class B, 7.582%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	13,071	13,105,885
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.805%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	3,000	3,012,423
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,000	1,938,372
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.055%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,004,850
Series 2019-22A, Class DRR, 6.805%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,507,137
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.124%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,005,244
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(5)	5,568	5,578,390
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	5,042	5,052,860
Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 10.607%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	$2,000	$ 2,025,718
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 10.834%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	3,000	3,063,090
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.66%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	2,012,790
New Mountain CLO 3 Ltd.:
Series CLO-3A, Class D1R, 6.834%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	5,000	5,034,100
Series CLO-3A, Class ER, 9.234%, (3 mo. SOFR + 5.35%), 10/20/38(1)(2)	4,500	4,512,825
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 8.184%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,013,192
New Mountain CLO 7 Ltd., Series CLO-7A, Class D2, 7.734%, (3 mo. SOFR + 3.85%), 3/31/38(1)(2)	2,000	2,007,114
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,739	1,704,033
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	26,046	26,536,595
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 8.584%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,015,444
Series 2019-4A, Class ERR, 10.474%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,506,335
Series 2025-32A, Class D3, 8.361%, (3 mo. SOFR + 4.25%), 7/15/38(1)(2)	3,000	2,949,201
OCP CLO Ltd., Series 2024-32A, Class D1, 7.61%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,038,745
Octagon 60 Ltd., Series 2022-1A, Class ER, 10.884%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	2,500	2,542,233
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.955%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,006,164
Orion CLO Ltd.:
Series 2024-4A, Class E, 9.884%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	2,004,926
Series 2025-6A, Class E, 9.30%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	5,972,988
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,815,287
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.977%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,986,800
Series 2018-1A, Class CR, 7.784%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,528,732

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Palmer Square CLO Ltd.: (continued)
Series 2021-2A, Class ER, 9.005%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	$2,000	$ 2,006,760
Series 2023-2A, Class ER, 10.284%, (3 mo. SOFR + 6.40%), 7/20/38(1)(2)	4,000	4,033,316
Progress Residential Trust:
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	968,674
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	16,150	15,198,907
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,507,534
Regatta 31 Funding Ltd., Series 2025-1A, Class D, 8.758%, (3 mo. SOFR + 4.90%), 3/25/38(1)(2)	3,000	3,009,378
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,249,021
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(4)	4,500	4,310,342
RR 35 Ltd., Series 2024-35A, Class D, 9.255%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,563,495
RR 38 Ltd., Series 2025-38A, Class C2, 7.555%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	4,000	4,061,676
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(5)	29,190	29,153,313
Sandstone Peak Ltd., Series 2021-1A, Class DR, 7.255%, (3 mo. SOFR + 3.35%), 10/15/34(1)(2)	4,000	4,014,724
Santander Bank Auto Credit-Linked Notes:
Series 2024-A, Class E, 7.762%, 6/15/32(1)	1,423	1,437,178
Series 2024-B, Class F, 8.881%, 1/18/33(1)	2,020	2,029,169
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)	1,250	1,257,203
Silver Point CLO 12 Ltd., Series 2025-12A, Class D1, 6.629%, (3 mo. SOFR + 2.65%), 10/15/38(1)(2)	4,000	4,016,876
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.015%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	5,000	5,051,210
Sixth Street CLO XX Ltd., Series 2021-20A, Class D1R, 6.832%, (3 mo. SOFR + 2.95%), 7/17/38(1)(2)	4,000	4,026,540
Sixth Street CLO XXII Ltd., Series 2023-22A, Class D2R, 7.62%, (3 mo. SOFR + 3.75%), 4/21/38(1)(2)	1,400	1,403,753
Sprite Ltd., Series 2021-1, Class C, 8.835%, 11/15/46(1)	3,393	3,406,261
STAR Trust:
Series 2021-SFR1, Class F, 6.548%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	931	929,981
Series 2021-SFR1, Class G, 7.348%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	16,589	16,577,301
Series 2021-SFR1, Class H, 8.598%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,601,931
Security	Principal Amount (000's omitted)	Value
STAR Trust: (continued)
Series 2021-SFR2, Class G, 7.547%, (1 mo. SOFR + 3.514%), 1/17/39(1)(2)	$4,000	$ 4,009,342
Series 2022-SFR3, Class E2, 7.732%, (1 mo. SOFR + 3.70%), 5/17/39(1)(2)	10,000	10,031,955
Series 2022-SFR3, Class F, 8.532%, (1 mo. SOFR + 4.50%), 5/17/39(1)(2)	4,035	4,057,777
Series 2024-SFR4, Class C, 6.482%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,613,851
Series 2024-SFR4, Class D, 6.982%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,772,591
Series 2025-SFR5, Class D, 6.483%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,683,176
Series 2025-SFR5, Class E, 6.983%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,505,288
Series 2025-SFR6, Class C, 6.033%, (1 mo. SOFR + 2.00%), 8/17/42(1)(2)	2,450	2,456,584
Series 2025-SFR6, Class D, 6.433%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	5,050	5,076,628
TCW CLO Ltd., Series 2024-3A, Class E, 10.484%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	2,006,694
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 8.365%, (3 mo. SOFR + 4.50%), 4/24/38(1)(2)	3,000	2,996,808
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.808%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	2,750	2,788,258
Tricon Residential Trust:
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,503,573
Series 2025-SFR1, Class D, 6.032%, (1 mo. SOFR + 2.00%), 3/17/42(1)(2)	4,000	4,015,166
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	4,718	4,705,131
UPX HIL Issuer Trust, Series 2025-1, Class C, 7.67%, 1/25/47(1)	4,857	4,875,547
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,931,574
VINE Trust:
Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	14,286,804
Series 2024-SFR1, Class E1, 4.50%, 3/17/41(1)	5,000	4,623,041
Voya CLO Ltd.:
Series 2013-1A, Class DR, 10.646%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,637,145
Series 2015-3A, Class DR, 10.346%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,917,198
Series 2018-2A, Class E, 9.416%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	967,974
Series 2024-2A, Class D, 7.084%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	3,005,295
Wellfleet CLO Ltd.:
Series 2019-1A, Class CRR, 6.684%, (3 mo. SOFR + 2.80%), 7/20/32(1)(2)	2,500	2,501,540

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.: (continued)
Series 2021-2A, Class E, 11.126%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	$1,000	$ 984,159
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	6,000	5,981,367
Total Asset-Backed Securities (identified cost $949,025,733)		$ 966,739,045

Closed-End Funds — 0.1%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,080,864
PGIM Global High Yield Fund, Inc.	430,326	5,439,321
Western Asset High Income Opportunity Fund, Inc.	383,997	1,482,228
Total Closed-End Funds (identified cost $8,409,895)		$ 8,002,413

Collateralized Mortgage Obligations — 44.7%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.282%, 1/25/70(1)(4)	$1,440	$ 1,473,320
Asset Based Lending LLC:
Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(5)	11,050	11,134,252
Series 2025-RTL1, Class A2, 8.024% to 8/25/25, 6/25/30(1)(5)	1,500	1,519,015
BofA Lending Facility, 8.27%, (SOFR + 4.00%), 6/16/28(2)	4,454	4,470,434
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(5)	3,464	3,466,827
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(4)	9,300	8,684,999
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	2,434	2,376,846
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(5)	8,450	8,581,299
CFMT LLC:
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(4)	1,150	1,094,075
Series 2024-R1, Class M1, 4.00% to 10/25/26, 10/25/54(1)(5)	5,770	5,412,225
Series 2024-R1, Class M2, 4.00% to 10/25/26, 10/25/54(1)(5)	9,932	9,088,138
Security	Principal Amount (000's omitted)	Value
CFMT LLC: (continued)
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(4)	$1,250	$ 1,201,745
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(4)	1,550	1,479,556
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(4)	8,500	8,024,659
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(4)	1,000	965,924
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(4)	3,750	3,606,534
Champs Trust:
Series 2024-1, Class A, 8.784%, 7/25/59(1)(4)	38,330	39,758,609
Series 2024-2, Class A, 8.587%, 11/25/59(1)(4)	33,937	35,477,885
Series 2024-3, Class A, 8.463%, 1/25/60(1)(4)	63,915	66,669,850
Series 2025-1, Class A, 7.848%, 4/25/60(1)(4)	71,605	74,976,956
Series 2025-2, Class A, 8.04%, 10/25/60(1)(4)	91,833	95,179,409
CHNGE Mortgage Trust, Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(5)	1,764	1,776,979
Dominion Mortgage Trust, Series 2025-RTL1, Class A2, 8.019% to 9/25/27, 3/25/30(1)(5)	9,000	9,235,854
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	17,108	16,804,115
FARM Mortgage Trust:
Series 2022-1, Class B, 2.957%, 1/25/52(1)(4)	2,381	1,821,344
Series 2023-1, Class B, 3.039%, 3/25/52(1)(4)	2,471	1,889,358
Series 2024-1, Class B, 5.087%, 10/1/53(1)(4)	3,316	2,977,842
Series 2025-1, Class B, 5.628%, 8/1/55(1)(4)	3,781	3,360,389
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	15	15,082
Series 4273, Class SP, 0.189%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(6)	516	440,139
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	4,319	1,874,517
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(6)	3,411	1,513,764
Series 5152, Class ZP, 3.00%, 7/25/50	10,785	6,832,717
Series 5159, Class ZT, 3.00%, 11/25/51	1,621	1,155,642
Series 5270, Class ZU, 6.00%, 11/25/52	3,786	3,908,394
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,294,289
Series 5324, Class MZ, 6.00%, 7/25/53	3,823	3,972,897
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,607,693
Series 5543, Class CS, 6.952%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(6)	6,832	7,240,702
Series 5353, Class AZ, 6.50%, 11/25/53	9,677	10,288,091
Series 5362, Class JB, 6.00%, 12/25/53	14,599	15,122,614
Series 5379, Class EZ, 5.50%, 2/25/54	8,806	8,865,515
Series 5381, Class Z, 5.50%, 2/25/54	14,843	14,762,242
Series 5391, Class EZ, 5.50%, 3/25/54	17,532	17,783,193

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5399, Class MZ, 6.00%, 4/25/54	$5,026	$ 5,213,063
Series 5402, Class BZ, 6.00%, 4/25/54	8,795	9,131,527
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,372,950
Series 5413, Class LZ, 6.00%, 5/25/54	4,376	4,546,208
Series 5413, Class MZ, 6.00%, 5/25/54	12,856	13,336,272
Series 5414, Class CZ, 5.50%, 5/25/54	35,606	36,130,966
Series 5428, Class Z, 6.00%, 7/25/54	15,898	16,519,078
Series 5429, Class DZ, 6.00%, 7/25/54	13,072	13,557,411
Series 5446, Class AZ, 6.00%, 8/25/54	23,043	23,895,584
Series 5453, Class DZ, 5.50%, 9/25/54	14,273	14,121,152
Series 5461, Class Z, 6.50%, 10/25/54	5,478	5,457,121
Series 5468, Class ZW, 6.50%, 11/25/54	6,908	6,900,428
Series 5478, Class SG, 6.308%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	37,968	39,772,071
Series 5481, Class HZ, 5.50%, 12/25/54	9,035	9,122,839
Series 5489, Class S, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	10,792	11,431,911
Series 5491, Class CZ, 5.50%, 1/25/55	13,907	14,092,083
Series 5493, Class KZ, 5.50%, 1/25/55	16,165	16,234,064
Series 5499, Class HZ, 5.50%, 2/25/55	7,725	7,727,757
Series 5499, Class MZ, 6.00%, 2/25/55	26,148	27,014,488
Series 5500, Class EZ, 5.50%, 1/25/54	12,952	12,970,837
Series 5500, Class SC, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(6)	32,174	35,449,668
Series 5500, Class ZG, 5.50%, 10/25/54	19,955	20,134,463
Series 5502, Class DZ, 5.50%, 2/25/55	22,924	23,133,582
Series 5508, Class AS, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	32,317	35,826,955
Series 5508, Class DS, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	10,594	12,011,060
Series 5508, Class SC, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	29,670	33,419,796
Series 5510, Class GZ, 5.50%, 2/25/55	18,182	18,277,955
Series 5511, Class LT, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(2)	6,400	6,672,685
Series 5511, Class SQ, 6.669%, (23.40% - 30-day SOFR Average x 4.00), 3/25/55(6)	18,702	19,612,023
Series 5511, Class TE, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(2)	2,623	2,740,460
Series 5513, Class GZ, 5.50%, 6/25/54	31,118	31,249,586
Series 5513, Class MQ, 8.133%, (30-day SOFR Average + 3.95%), 6/25/54(2)	29,384	30,454,935
Series 5516, Class HZ, 6.00%, 3/25/55	26,018	27,396,910
Series 5516, Class MC, 7.483%, (30-day SOFR Average + 3.30%), 3/25/55(6)	10,461	10,777,938
Series 5517, Class NA, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(2)	6,816	7,103,340
Series 5535, Class MB, 8.233%, (30-day SOFR Average + 4.05%), 5/25/55(2)	15,483	15,967,186
Series 5544, Class CZ, 6.00%, 5/25/55	51,263	53,149,394
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5545, Class DZ, 6.00%, 6/25/55	$50,237	$ 52,220,640
Series 5549, Class MB, 8.883%, (30-day SOFR Average + 4.70%), 2/25/55(2)	8,514	8,702,757
Series 5557, Class UM, 8.323%, (30-day SOFR Average + 4.14%), 6/25/55(6)	10,449	10,729,197
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(6)	46,190	48,144,754
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(6)	28,506	29,729,425
Series 5572, Class GZ, 6.00%, 9/25/55	9,712	10,064,675
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(6)	40,514	42,360,561
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(6)	10,816	11,232,794
Series 5592, Class ZC, 6.00%, 5/25/55	7,689	7,672,646
Interest Only:(7)
Series 380, Class C1, 3.00%, 1/25/50	26,008	4,567,793
Series 380, Class C5, 3.50%, 1/25/50	7,924	1,563,239
Series 2631, Class DS, 2.752%, (6.986% - 30-day SOFR Average), 6/15/33(6)	23	61
Series 2956, Class SL, 2.652%, (6.886% - 30-day SOFR Average), 6/15/32(6)	267	19,494
Series 3114, Class TS, 2.302%, (6.536% - 30-day SOFR Average), 9/15/30(6)	378	12,135
Series 3153, Class JI, 2.272%, (6.506% - 30-day SOFR Average), 5/15/36(6)	756	53,626
Series 4007, Class JI, 4.00%, 2/15/42	418	61,064
Series 4067, Class JI, 3.50%, 6/15/27	345	6,325
Series 4070, Class S, 1.752%, (5.986% - 30-day SOFR Average), 6/15/32(6)	2,980	171,625
Series 4095, Class HS, 1.752%, (5.986% - 30-day SOFR Average), 7/15/32(6)	466	16,690
Series 4109, Class ES, 1.802%, (6.036% - 30-day SOFR Average), 12/15/41(6)	81	9,191
Series 4109, Class SA, 1.852%, (6.086% - 30-day SOFR Average), 9/15/32(6)	1,384	84,122
Series 4149, Class S, 1.902%, (6.136% - 30-day SOFR Average), 1/15/33(6)	957	58,982
Series 4163, Class GS, 1.852%, (6.086% - 30-day SOFR Average), 11/15/32(6)	873	54,754
Series 4169, Class AS, 1.902%, (6.136% - 30-day SOFR Average), 2/15/33(6)	1,095	70,003
Series 4188, Class AI, 3.50%, 4/15/28	188	2,371
Series 4189, Class SQ, 1.802%, (6.036% - 30-day SOFR Average), 12/15/42(6)	414	46,067
Series 4203, Class QS, 1.902%, (6.136% - 30-day SOFR Average), 5/15/43(6)	975	73,771
Series 4332, Class IK, 4.00%, 4/15/44	396	69,853
Series 4343, Class PI, 4.00%, 5/15/44	1,063	196,989
Series 4370, Class IO, 3.50%, 9/15/41	34	202
Series 4381, Class SK, 1.802%, (6.036% - 30-day SOFR Average), 6/15/44(6)	1,134	101,243

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4388, Class MS, 1.752%, (5.986% - 30-day SOFR Average), 9/15/44(6)	$1,123	$ 122,359
Series 4408, Class IP, 3.50%, 4/15/44	1,590	188,349
Series 4497, Class CS, 1.852%, (6.086% - 30-day SOFR Average), 9/15/44(6)	634	19,901
Series 4507, Class MI, 3.50%, 8/15/44	286	8,539
Series 4507, Class SJ, 1.832%, (6.066% - 30-day SOFR Average), 9/15/45(6)	2,934	349,092
Series 4520, Class PI, 4.00%, 8/15/45	6,445	775,841
Series 4528, Class BS, 1.802%, (6.036% - 30-day SOFR Average), 7/15/45(6)	1,385	127,169
Series 4629, Class QI, 3.50%, 11/15/46	1,488	267,971
Series 4637, Class IP, 3.50%, 4/15/44	69	856
Series 4644, Class TI, 3.50%, 1/15/45	1,285	160,989
Series 4744, Class IO, 4.00%, 11/15/47	1,347	275,211
Series 4749, Class IL, 4.00%, 12/15/47	1,069	218,713
Series 4768, Class IO, 4.00%, 3/15/48	1,321	269,643
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	15,984	505,596
Series 5070, Class CI, 2.00%, 2/25/51	34,389	4,622,366
Series 5156, Class IP, 3.00%, 12/25/49	17,039	2,666,370
Series 5236, Class TI, 3.00%, 1/25/51	62,215	10,624,133
Series 5293, Class CI, 2.50%, 4/25/51	24,490	3,918,672
Principal Only:(8)
Series 4417, Class KO, 0.00%, 12/15/43	520	371,835
Series 4478, Class PO, 0.00%, 5/15/45	732	549,092
Series 5357, Class EO, 0.00%, 11/25/53	4,108	3,570,065
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.797%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,413,242
Series 2020-DNA6, Class B2, 9.833%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,983,171
Series 2021-DNA2, Class B2, 10.183%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	8,153,787
Series 2021-DNA3, Class B2, 10.433%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	8,082,166
Series 2021-DNA5, Class B2, 9.683%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	53,570	64,139,131
Series 2021-DNA6, Class B2, 11.683%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	22,317,633
Series 2021-HQA1, Class B2, 9.183%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	41,908,701
Series 2021-HQA2, Class B2, 9.633%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,251,843
Series 2022-DNA4, Class B2, 14.433%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	32,500	36,545,541
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2022-DNA5, Class B2, 17.083%, (30-day SOFR Average + 12.90%), 6/25/42(1)(2)	$30,359	$ 35,588,827
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.586%, 8/25/39(4)	285	290,964
Series 2013-6, Class TA, 1.50%, 1/25/43	320	288,085
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,437	927,570
Series 2021-61, Class LZ, 2.50%, 9/25/51	4,018	2,625,378
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,893,654
Series 2023-12, Class ZB, 6.00%, 4/25/53	5,189	5,351,795
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	66,111,374
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,806	1,845,255
Series 2024-90, Class ES, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 10/25/54(6)	40,758	44,034,838
Series 2024-98, Class S, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	11,080	11,720,273
Series 2024-102, Class SA, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	16,998	18,066,195
Series 2024-105, Class AS, 6.48%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(6)	19,875	21,445,149
Series 2024-105, Class KT, 0.125%, 1/25/55	31,516	26,915,049
Series 2025-3, Class BZ, 5.50%, 2/25/55	3,130	3,123,650
Series 2025-4, Class BZ, 5.50%, 7/25/54	11,498	11,601,826
Series 2025-4, Class HZ, 5.50%, 9/25/54	18,977	19,147,655
Series 2025-5, Class GZ, 6.00%, 2/25/55	1,046	1,085,471
Series 2025-7, Class EZ, 5.50%, 2/25/55	10,266	10,355,538
Series 2025-10, Class AS, 8.602%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(6)	12,273	13,605,205
Series 2025-12, Class ES, 8.602%, (21.15% - 30-day SOFR Average x 3.00), 3/25/55(6)	22,003	24,196,298
Series 2025-12, Class FM, 8.183%, (30-day SOFR Average + 4.00%), 3/25/55(2)	9,104	9,455,011
Series 2025-15, Class FM, 8.033%, (30-day SOFR Average + 3.85%), 4/25/55(2)	8,399	8,748,164
Series 2025-29, Class MH, 8.233%, (30-day SOFR Average + 4.05%), 2/25/55(2)	14,354	14,893,224
Series 2025-35, Class MT, 8.452%, (30-day SOFR Average + 5.00%), 5/25/55(2)	13,602	14,115,827
Series 2025-40, Class SG, 7.449%, (21.193% - 30-day SOFR Average x 3.286), 2/25/55(6)	32,886	34,983,428
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(6)	50,720	52,601,004
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(6)	29,575	29,682,307
Interest Only:(7)
Series 2004-46, Class SI, 1.703%, (5.886% - 30-day SOFR Average), 5/25/34(6)	468	18,298
Series 2005-17, Class SA, 2.403%, (6.586% - 30-day SOFR Average), 3/25/35(6)	643	57,046
Series 2005-105, Class S, 2.403%, (6.586% - 30-day SOFR Average), 12/25/35(6)	531	42,403

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2006-44, Class IS, 2.303%, (6.486% - 30-day SOFR Average), 6/25/36(6)	$478	$ 41,165
Series 2006-65, Class PS, 2.923%, (7.106% - 30-day SOFR Average), 7/25/36(6)	469	53,003
Series 2006-96, Class SN, 2.903%, (7.086% - 30-day SOFR Average), 10/25/36(6)	428	31,407
Series 2006-104, Class SD, 2.343%, (6.526% - 30-day SOFR Average), 11/25/36(6)	513	43,980
Series 2006-104, Class SE, 2.333%, (6.516% - 30-day SOFR Average), 11/25/36(6)	342	28,601
Series 2007-50, Class LS, 2.153%, (6.336% - 30-day SOFR Average), 6/25/37(6)	779	76,022
Series 2008-26, Class SA, 1.903%, (6.086% - 30-day SOFR Average), 4/25/38(6)	837	74,641
Series 2008-61, Class S, 1.803%, (5.986% - 30-day SOFR Average), 7/25/38(6)	1,319	77,314
Series 2011-101, Class IC, 3.50%, 10/25/26	32	102
Series 2011-101, Class IE, 3.50%, 10/25/26	23	82
Series 2011-104, Class IM, 3.50%, 10/25/26	74	594
Series 2012-52, Class DI, 3.50%, 5/25/27	346	4,736
Series 2012-124, Class IO, 1.444%, 11/25/42(4)	1,632	73,184
Series 2012-139, Class LS, 1.721%, (6.036% - 30-day SOFR Average), 12/25/42(6)	2,025	282,974
Series 2012-147, Class SA, 1.803%, (5.986% - 30-day SOFR Average), 1/25/43(6)	2,218	233,495
Series 2012-150, Class PS, 1.853%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,118	345,524
Series 2012-150, Class SK, 1.853%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,467	402,530
Series 2013-11, Class IO, 4.00%, 1/25/43	5,669	630,498
Series 2013-12, Class SP, 1.353%, (5.536% - 30-day SOFR Average), 11/25/41(6)	207	3,150
Series 2013-15, Class DS, 1.903%, (6.086% - 30-day SOFR Average), 3/25/33(6)	1,925	122,389
Series 2013-23, Class CS, 1.953%, (6.136% - 30-day SOFR Average), 3/25/33(6)	1,018	65,920
Series 2013-64, Class PS, 1.953%, (6.136% - 30-day SOFR Average), 4/25/43(6)	1,369	113,275
Series 2013-66, Class JI, 3.00%, 7/25/43	2,470	371,187
Series 2013-75, Class SC, 1.953%, (6.136% - 30-day SOFR Average), 7/25/42(6)	1,175	25,258
Series 2014-32, Class EI, 4.00%, 6/25/44	622	115,030
Series 2014-41, Class SA, 1.753%, (5.936% - 30-day SOFR Average), 7/25/44(6)	966	139,426
Series 2014-43, Class PS, 1.803%, (5.986% - 30-day SOFR Average), 3/25/42(6)	679	41,399
Series 2014-55, Class IN, 3.50%, 7/25/44	1,457	269,719
Series 2014-64, Class BI, 3.50%, 3/25/44	14	41
Series 2014-67, Class IH, 4.00%, 10/25/44	1,050	222,496
Series 2014-80, Class CI, 3.50%, 12/25/44	838	160,297
Series 2014-89, Class IO, 3.50%, 1/25/45	1,405	265,305
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(6)	$1,960	$ 69,845
Series 2015-14, Class KI, 3.00%, 3/25/45	1,856	294,918
Series 2015-22, Class GI, 3.50%, 4/25/45	444	80,966
Series 2015-31, Class SG, 1.803%, (5.986% - 30-day SOFR Average), 5/25/45(6)	2,211	339,621
Series 2015-36, Class IL, 3.00%, 6/25/45	1,257	179,913
Series 2015-52, Class MI, 3.50%, 7/25/45	2,414	456,578
Series 2015-93, Class BS, 1.853%, (6.036% - 30-day SOFR Average), 8/25/45(6)	1,019	81,073
Series 2018-21, Class IO, 3.00%, 4/25/48	3,292	545,945
Series 2021-94, Class CI, 3.00%, 1/25/52	9,475	1,578,972
Series 2023-39, Class AI, 2.00%, 7/25/52	85,871	11,202,735
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.047%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	726	743,569
Series 2021-R01, Class 1B2, 10.183%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,856,049
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(4)	3,474	3,553,228
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(4)	3,839	3,934,531
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(4)	1,010	1,035,152
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(4)	1,399	1,433,065
Flagstar Mortgage Trust, Series 2023-6INV, Class B4, 3.478%, 8/25/51(1)(4)	4,011	3,395,668
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(4)	1,410	1,437,895
GMAC Financiera SA de CV Sociedad Financiera de Objeto Ltdo, Series 2007-2U, Class A, 3.99%, 3/25/36	619,665	6,462,309
Government National Mortgage Association:
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,793	1,171,440
Series 2022-31, Class ZD, 3.00%, 2/20/52	300	178,094
Series 2022-173, Class S, 7.393%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	5,653	6,235,601
Series 2022-189, Class US, 7.393%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	8,383	9,257,209
Series 2022-195, Class AS, 7.645%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	3,895	4,429,595
Series 2022-197, Class SW, 6.279%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	5,450	5,700,288
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	20,410,518
Series 2023-53, Class SE, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	11,848	12,868,607
Series 2023-56, Class ZE, 6.00%, 4/20/53	18,373	19,080,797

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-63, Class LB, 6.00%, 5/20/53	$12,347	$ 12,834,327
Series 2023-63, Class S, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	23,168	25,155,767
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,235,132
Series 2023-65, Class SB, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	5,366	5,752,630
Series 2023-65, Class SD, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	11,130	12,266,304
Series 2023-66, Class S, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	4,283	4,644,644
Series 2023-66, Class SD, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	3,823	4,145,890
Series 2023-83, Class S, 7.054%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(6)	4,882	5,284,954
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,720,999
Series 2023-84, Class SN, 7.033%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	5,090	5,495,576
Series 2023-89, Class SD, 6.843%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(6)	6,815	7,263,213
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,391,814
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,314,348
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,634,640
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,119,116
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,758,767
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,536,283
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,740	7,965,494
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,719,961
Series 2023-133, Class S, 9.049%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	8,623	9,664,281
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,515,742
Series 2023-149, Class S, 8.899%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	5,141	5,739,229
Series 2023-150, Class AS, 11.42%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	1,864	2,201,472
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,502	2,604,773
Series 2023-151, Class DZ, 6.00%, 10/20/53	6,349	6,619,691
Series 2023-153, Class SM, 11.265%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(6)	5,720	6,725,163
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,674,282
Series 2023-165, Class DY, 6.00%, 11/20/53	81,056	83,547,062
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	26,185,915
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,255,528
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,874,572
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,351,359
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,664,672
Series 2023-186, Class ZM, 5.50%, 12/20/53	33,175	34,044,890
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,597,494
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,153,691
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,220,067
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-6, Class LB, 6.00%, 1/20/54	$6,784	$ 7,049,479
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	12,372,836
Series 2024-23, Class KZ, 5.50%, 2/20/54	10,958	11,271,005
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,889	4,037,353
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,914,190
Series 2024-26, Class NZ, 6.00%, 2/20/54	15,818	16,480,381
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,980,305
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,576	9,753,318
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	25,969,774
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,266,202
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,363,666
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	32,183,735
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	13,169,205
Series 2024-81, Class HZ, 6.00%, 5/20/54	6,172	6,417,138
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,497	10,790,359
Series 2024-99, Class DZ, 6.00%, 6/20/54	3,988	4,150,142
Series 2024-108, Class KZ, 6.00%, 7/20/54	41,193	42,860,139
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,371	2,465,492
Series 2024-112, Class LZ, 6.00%, 7/20/54	3,001	3,125,966
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,261,441
Series 2024-126, Class ZB, 6.00%, 8/20/54	8,333	8,626,351
Series 2024-127, Class UZ, 6.00%, 8/20/54	17,575	17,969,716
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,302	6,318,469
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,196,314
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,235	5,422,878
Series 2024-148, Class GB, 6.00%, 9/20/54	6,818	7,086,183
Series 2024-148, Class LZ, 5.50%, 9/20/54	16,059	16,488,206
Series 2024-167, Class LZ, 5.50%, 10/20/54	8,874	9,100,056
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,415	5,556,970
Series 2024-167, Class NZ, 6.00%, 10/20/54	1,356	1,410,324
Series 2024-172, Class BZ, 5.50%, 10/20/54	9,125	9,368,715
Series 2024-183, Class ZA, 6.00%, 8/20/54	6,666	6,900,079
Series 2024-196, Class Z, 5.50%, 12/20/54	3,013	3,007,364
Series 2025-39, Class CM, 8.084%, (30-day SOFR Average + 3.90%), 3/20/55(2)	27,677	28,735,966
Series 2025-41, Class MT, 7.117%, (30-day SOFR Average + 2.933%), 3/20/65(2)(9)	22,805	23,191,390
Series 2025-41, Class QM, 8.084%, (30-day SOFR Average + 3.90%), 3/20/55(2)	11,420	11,857,367
Series 2025-44, Class HZ, 6.00%, 3/20/55	5,578	5,718,485
Series 2025-62, Class FM, 8.384%, (30-day SOFR Average + 4.20%), 4/20/55(2)	41,128	42,589,733
Series 2025-62, Class MF, 8.384%, (30-day SOFR Average + 4.20%), 4/20/55(2)	16,338	16,772,120
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(6)	10,783	11,101,572

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-64, Class FM, 8.444%, (30-day SOFR Average + 4.26%), 4/20/55(2)	$22,078	$ 22,858,303
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(6)	15,995	16,750,428
Series 2025-82, Class FL, 8.684%, (30-day SOFR Average + 4.50%), 5/20/55(2)	5,415	5,615,791
Series 2025-83, Class MU, 8.484%, (30-day SOFR Average + 4.30%), 4/20/55(2)	26,523	27,228,277
Series 2025-90, Class MB, 8.484%, (30-day SOFR Average + 4.30%), 5/20/55(2)	19,647	20,195,678
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	68,163	71,712,593
Series 2025-98, Class TA, 8.70%, (34.50% - 30-day SOFR Average x 6.00), 6/20/55(6)	16,465	17,146,813
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(6)	16,794	17,513,418
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(6)	10,373	10,881,638
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(6)	32,589	34,054,510
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	36,551	38,347,564
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	25,026	26,240,406
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	101,983	107,003,666
Series 2025-115, Class F, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	44,557	46,746,771
Series 2025-118, Class SP, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	28,053	28,307,822
Series 2025-134, Class GZ, 6.00%, 8/20/55	3,972	4,072,050
Series 2025-139, Class MT, 7.484%, (30-day SOFR Average + 3.30%), 4/20/55(2)	12,355	12,614,627
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(6)	30,000	31,236,710
Series 2025-174, Class TH, 7.50%, (36.00% - 30-day SOFR Average x 6.00), 9/20/55(6)	14,667	15,172,349
Interest Only:(7)
Series 2014-68, Class KI, 0.478%, 10/20/42(4)	1,811	66,518
Series 2017-104, Class SD, 2.055%, (6.086% - 1 mo. SOFR), 7/20/47(6)	3,493	440,351
Series 2017-121, Class DS, 0.355%, (4.386% - 1 mo. SOFR), 8/20/47(6)	2,299	102,470
Series 2017-137, Class AS, 0.355%, (4.386% - 1 mo. SOFR), 9/20/47(6)	3,126	136,619
Series 2020-116, Class MI, 2.00%, 8/20/50	14,588	1,886,870
Series 2020-134, Class LI, 2.50%, 9/20/50	6,033	878,525
Series 2020-146, Class IQ, 2.00%, 10/20/50	14,913	1,837,476
Series 2020-146, Class QI, 2.00%, 10/20/50	7,963	974,768
Series 2020-149, Class NI, 2.50%, 10/20/50	11,697	1,855,546
Series 2020-151, Class AI, 2.00%, 10/20/50	44,317	5,730,644
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-151, Class HI, 2.50%, 10/20/50	$1,017	$ 161,070
Series 2020-154, Class PI, 2.50%, 10/20/50	10,360	1,628,368
Series 2020-167, Class KI, 2.00%, 11/20/50	24,653	3,044,065
Series 2020-173, Class DI, 2.00%, 11/20/50	18,540	2,402,238
Series 2020-176, Class HI, 2.50%, 11/20/50	25,306	3,991,998
Series 2020-185, Class BI, 2.00%, 12/20/50	6,340	825,338
Series 2020-191, Class AI, 2.00%, 12/20/50	23,801	3,078,358
Series 2021-15, Class AI, 2.00%, 1/20/51	27,063	3,541,912
Series 2021-23, Class TI, 2.50%, 2/20/51	9,748	1,513,895
Series 2021-30, Class AI, 2.00%, 2/20/51	3,391	447,200
Series 2021-46, Class IM, 2.50%, 3/20/51	2,197	334,635
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(6)	4,541	29,126
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(6)	10,287	240,731
Series 2021-97, Class IG, 2.50%, 8/20/49	30,017	3,518,027
Series 2021-114, Class MI, 3.00%, 6/20/51	7,586	1,262,116
Series 2021-121, Class TI, 3.00%, 7/20/51	26,798	3,557,336
Series 2021-122, Class NI, 3.00%, 7/20/51	5,064	852,054
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	13,676	353,650
Series 2021-154, Class MI, 3.00%, 9/20/51	36,919	5,182,571
Series 2021-160, Class IT, 2.50%, 9/20/51	14,111	1,631,369
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	22,238	63,005
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	11,194	31,627
Series 2021-193, Class IU, 3.00%, 11/20/49	33,711	4,746,822
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	21,150	154,210
Series 2021-201, Class PI, 3.00%, 11/20/51	20,304	2,328,371
Series 2021-209, Class IW, 3.00%, 11/20/51	14,883	1,985,561
Series 2022-104, Class IO, 2.50%, 6/20/51	20,701	2,993,406
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	165,054	1,021,847
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	18,339	113,539
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	36,679	498,066
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	366,786	4,606,575
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	49,219	687,678

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	$36,679	$ 536,329
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	105,994	865,752
Series 2023-13, Class SA, 1.216%, (5.40% - 30-day SOFR Average), 1/20/53(6)	7,267	332,060
Series 2023-19, Class SD, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	11,900	758,165
Series 2023-20, Class HS, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	8,229	522,857
Series 2023-22, Class ES, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	10,972	697,143
Series 2023-22, Class SA, 1.516%, (5.70% - 30-day SOFR Average), 2/20/53(6)	14,158	679,256
Series 2023-24, Class SB, 0.966%, (5.15% - 30-day SOFR Average), 2/20/53(6)	21,944	787,864
Series 2023-24, Class SG, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	10,972	697,143
Series 2023-32, Class SA, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	37,030	2,352,858
Series 2023-38, Class LS, 2.116%, (6.30% - 30-day SOFR Average), 3/20/53(6)	34,840	2,174,879
Series 2023-38, Class SD, 2.066%, (6.25% - 30-day SOFR Average), 3/20/53(6)	42,507	2,409,548
Series 2023-38, Class SG, 2.016%, (6.20% - 30-day SOFR Average), 3/20/53(6)	27,509	1,682,738
Series 2023-47, Class HS, 2.116%, (6.30% - 30-day SOFR Average), 3/20/53(6)	11,613	724,960
Series 2023-47, Class SC, 2.066%, (6.25% - 30-day SOFR Average), 3/20/53(6)	17,486	1,074,139
Series 2023-53, Class SK, 2.016%, (6.20% - 30-day SOFR Average), 4/20/53(6)	23,487	1,421,181
Series 2024-64, Class EI, 6.50%, 4/20/64	10,767	1,360,960
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.188%, 1/25/53(1)(4)	1,842	1,143,881
Series 2024-PJ1, Class B3, 7.026%, 6/25/54(1)(4)	5,627	5,785,244
Series 2025-PJ8, Class B3, 6.563%, 2/25/56(1)(4)	3,422	3,320,466
Series 2025-NQM2, Class B1, 7.382%, 6/25/65(1)(4)	850	878,729
JPM Lending Facility, 10.984%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,766,905
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	12,010	12,059,335
Series 2023-RTL4, Class A1, 7.628% to 10/25/25, 11/25/28(1)(5)	13,631	13,729,927
LoanDepot GMSR Master Trust:
Series 2025-GT2, Class A, 7.181%, (1 mo. SOFR + 3.15%), 7/16/30(1)(2)	20,000	20,099,798
Security	Principal Amount (000's omitted)	Value
LoanDepot GMSR Master Trust: (continued)
Series 2025-GT2, Class B, 7.881%, (1 mo. SOFR + 3.85%), 7/16/30(1)(2)	$12,000	$ 12,059,855
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.491%, (1 mo. SOFR + 6.50%), 5/25/59(1)(2)	9,000	9,224,236
MFRA Trust, Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(4)	2,736	2,763,046
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	52,142	53,116,749
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	11,820	11,880,076
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(4)	1,500	1,467,513
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(4)	7,750	7,440,533
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.191%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	41,000	41,415,141
PRPM LLC:
Series 2024-NQM1, Class B1, 7.435%, 12/25/68(1)(4)	9,000	9,123,845
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(5)	2,700	2,607,419
Series 2024-RCF3, Class A3, 4.00% to 5/25/26, 5/25/54(1)(5)	1,500	1,440,518
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(5)	1,000	957,351
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(5)	4,000	3,695,586
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(5)	3,100	2,923,781
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(5)	4,003	3,815,202
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(4)	10,221	10,496,404
Series 2025-RCF1, Class M3, 4.50% to 2/25/27, 2/25/55(1)(5)	1,700	1,579,807
Series 2025-RCF3, Class M1A, 5.25%, 7/25/55(1)(4)	1,100	1,086,619
Series 2025-RCF3, Class M1B, 5.25%, 7/25/55(1)(4)	1,000	959,667
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 9/25/29(1)(4)	7,350	7,445,593
RCO Trust, Series 2025-PR1, Class A, 6.25% to 7/28/28, 3/2/55(1)(5)	17,550	17,513,757
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50%, 2/25/30(1)	15,500	15,613,620
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(5)	12,000	12,152,938

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(4)	$3,000	$ 3,060,470
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.275%, 4/25/54(1)(4)	1,513	1,435,957
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	4,000	4,034,637
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	47,203	45,463,673
Total Collateralized Mortgage Obligations (identified cost $4,174,556,550)		$4,231,014,588

Commercial Mortgage-Backed Securities — 5.8%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust:
Series 2024-MAR, Class C, 7.516%, 12/10/41(1)(4)	7,823	$ 8,172,507
Series 2024-MAR, Class D, 8.907%, 12/10/41(1)(4)	21,000	22,060,609
Series 2024-MAR, Class E, 10.957%, 12/10/41(1)(4)	36,000	38,795,666
BAMLL Trust:
Series 2024-BHP, Class B, 6.932%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	8,000	8,056,392
Series 2024-BHP, Class C, 7.632%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,702,767
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 6.115%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)	6,400	6,428,378
Series 2025-660F, Class D, 6.715%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)	13,300	13,362,236
BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.922%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	3,300	3,316,289
BPR Commercial Mortgage Trust, Series 2024-PARK, Class E, 9.687%, 11/5/39(1)(4)	7,300	7,924,495
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.173%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)	12,000	12,117,492
BX Trust:
Series 2023-DELC, Class E, 9.318%, (1 mo. SOFR + 5.286%), 5/15/38(1)(2)	1,500	1,521,228
Series 2025-GW, Class D, 6.782%, (1 mo. SOFR + 2.75%), 7/15/42(1)(2)	3,950	3,975,302
Series 2025-GW, Class E, 7.682%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	19,750	19,915,936
COMM Mortgage Trust, Series 2025-167G, Class D, 6.951%, 8/10/40(1)(4)	20,220	20,651,165
Security	Principal Amount* (000's omitted)	Value
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(4)	20,700	$ 21,347,173
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.75%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)	6,750	6,813,831
Series 2025-ESH, Class E, 7.50%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)	11,100	11,226,132
Series 2025-ESH, Class F, 8.25%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)	5,766	5,842,358
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class D, 6.632%, (1 mo. SOFR + 2.60%), 12/15/39(1)(2)	25,000	25,134,400
Series 2024-FBLU, Class F, 8.282%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)	21,240	21,420,001
Series 2024-FBLU, Class G, 9.682%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	29,000	29,431,300
Great Wolf Trust, Series 2024-WOLF, Class F, 8.47%, (1 mo. SOFR + 4.438%), 3/15/39(1)(2)	7,500	7,587,705
GWT Trust:
Series 2024-WLF2, Class D, 6.972%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	10,800	10,880,196
Series 2024-WLF2, Class E, 7.671%, (1 mo. SOFR + 3.638%), 5/15/41(1)(2)	7,000	7,078,845
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(4)	9,500	9,198,563
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.371%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)	1,000	1,005,334
Hudson Yards Mortgage Trust:
Series 2025-SPRL, Class E, 6.678%, 1/13/40(1)(4)	2,000	2,070,126
Series 2025-SPRL, Class F, 7.403%, 1/13/40(1)(4)	1,750	1,779,196
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(4)	11,850	11,850,720
INTOWN Mortgage Trust:
Series 2025-STAY, Class D, 6.882%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	25,000	25,126,070
Series 2025-STAY, Class E, 7.882%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)	13,900	13,972,344
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.51%, 9/15/47(1)(4)	895	615,330
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.473%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)	21,100	21,124,885
ORL Trust:
Series 2024-GLKS, Class E, 7.222%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)	8,250	8,296,396
Series 2024-GLKS, Class F, 8.471%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	23,550	23,512,355

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
ROCK Trust:
Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)		1,750	$ 1,832,868
Series 2024-CNTR, Class E, 8.819%, 11/13/41(1)		20,000	21,167,272
SHR Trust:
Series 2024-LXRY, Class D, 7.632%, (1 mo. SOFR + 3.60%), 10/15/41(1)(2)		7,959	7,987,566
Series 2024-LXRY, Class E, 8.482%, (1 mo. SOFR + 4.45%), 10/15/41(1)(2)		3,000	3,032,687
Taurus U.K. DAC:
Series 2025-UK3A, Class D, 6.771%, (SONIA + 2.80), 7/20/35(1)(2)	GBP	3,150	4,135,899
Series 2025-UK3A, Class E, 7.771%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	3,750	4,916,299
TX Trust:
Series 2024-HOU, Class D, 7.271%, (1 mo. SOFR + 3.239%), 6/15/39(1)(2)		2,450	2,457,371
Series 2024-HOU, Class E, 8.42%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	6,029,897
U.K. Logistics DAC, Series 2024-1A, Class E, 8.987%, (SONIA + 5.00), 5/17/34(1)(2)	GBP	2,250	2,962,924
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(5)		21,596	21,481,258
Velocity Commercial Capital Loan Trust:
Series 2025-4, Class M2, 6.17%, 9/25/55(1)(4)		1,221	1,219,624
Series 2025-4, Class M4, 9.35%, 9/25/55(1)(4)		1,495	1,495,902
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class C, 6.692%, 9/15/40(1)(4)		5,455	5,494,465
Series 2025-1918, Class D, 8.623%, 9/15/40(1)(4)		9,500	9,635,605
WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.724%, , 7/15/40(1)(4)		16,250	16,703,577
Willowbrook Mall:
Series 2025-WBRK, Class D, 6.075%, 3/5/35(1)(4)		2,500	2,451,325
Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(4)		5,875	5,517,448
Total Commercial Mortgage-Backed Securities (identified cost $548,496,291)			$ 551,835,709

Common Stocks — 1.0%
Security	Shares	Value
Argentina — 0.0%†
Banco BBVA Argentina SA ADR	11,800	$ 195,526
Banco Macro SA ADR(10)	6,800	615,128
Central Puerto SA ADR(10)	7,600	118,256
Security	Shares	Value
Argentina (continued)
Corp. America Airports SA(10)	2,700	$ 59,832
Cresud SA ADR(10)	3,000	37,110
Empresa Distribuidora Y Comercializadora Norte ADR(10)	1,500	49,965
Grupo Financiero Galicia SA ADR(10)	19,000	1,123,470
Grupo Supervielle SA ADR(10)	9,800	121,716
IRSA Inversiones y Representaciones SA ADR	2,400	37,200
Loma Negra Cia Industrial Argentina SA ADR(10)	4,000	43,880
Pampa Energia SA ADR(10)	3,000	257,400
Telecom Argentina SA ADR(10)	6,800	76,500
Transportadora de Gas del Sur SA, Class B ADR(10)	5,400	168,102
Vista Energy SAB de CV ADR(10)	5,900	285,855
YPF SA ADR(10)	14,700	535,521
		$ 3,725,461
Brazil — 0.1%
Adecoagro SA	2,700	$ 21,762
Arcos Dorados Holdings, Inc., Class A	11,500	82,455
Suzano SA ADR	330,200	2,981,706
Vale SA ADR	553,000	6,685,770
		$ 9,771,693
Bulgaria — 0.1%
Eurohold Bulgaria AD(10)	5,122,844	$ 5,356,808
		$ 5,356,808
Canada — 0.0%†
Lithium Argentina AG(10)	10,800	$ 45,468
		$ 45,468
Colombia — 0.0%†
Canacol Energy Ltd.(10)	147,000	$ 236,868
		$ 236,868
Iceland — 0.0%†
Siminn Hf.	2,023,336	$ 223,688
		$ 223,688
Mexico — 0.1%
Borr Drilling Ltd.(10)	807,106	$ 2,502,029
Orbia Advance Corp. SAB de CV	1,917,600	1,736,094
		$ 4,238,123

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Pakistan — 0.0%†
VEON Ltd. ADR(10)	58,200	$ 2,802,330
		$ 2,802,330
Peru — 0.0%†
Auna SA, Class A(10)	250,000	$ 1,477,500
		$ 1,477,500
Puerto Rico — 0.0%†
Liberty Latin America Ltd., Class C(10)	318,000	$ 2,515,380
		$ 2,515,380
Vietnam — 0.7%
Asia Commercial Bank JSC	1,444,200	$ 1,401,626
Bank for Foreign Trade of Vietnam JSC	444,800	1,007,073
Coteccons Construction JSC	711,000	2,794,993
Duc Giang Chemicals JSC	221,400	807,296
FPT Corp.	2,099,900	8,285,502
Gemadept Corp.	666,000	1,723,859
Hoa Phat Group JSC(10)	2,273,500	2,309,233
IDICO Corp. JSC	419,900	606,779
Khang Dien House Trading & Investment JSC(10)	1,986,700	2,705,364
Kinh Bac City Development Holding Corp.(10)	2,227,400	2,962,160
Masan Group Corp.(10)	373,800	1,130,789
Military Commercial Joint Stock Bank	3,369,600	3,022,894
Mobile World Investment Corp.	2,479,200	7,773,153
Nam Long Investment Corp.	1,923,600	2,902,518
Phat Dat Real Estate Development Corp.(10)	1,363,200	1,166,104
Saigon Thuong Tin Commercial JSB(10)	1,318,100	2,777,710
SSI Securities Corp.	3,581,300	4,661,382
Vietnam Dairy Products JSC	304,500	666,605
Vietnam Joint Stock Commercial Bank for Industry & Trade	865,300	1,611,018
Vietnam Prosperity JSC Bank	1,798,000	1,957,208
Vietnam Technological & Commercial Joint Stock Bank	3,498,200	4,662,535
Vingroup JSC(10)	647,700	4,709,586
Vinh Hoan Corp.	977,300	2,188,832
		$ 63,834,219
Total Common Stocks (identified cost $91,110,622)		$ 94,227,538

Convertible Bonds — 2.6%
Security	Principal Amount (000's omitted)		Value
Australia — 0.0%†
IREN Ltd., 0.00%, 7/1/31(1)	USD	210	$ 221,655
			$ 221,655
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	USD	8,404	$ 14,879,282
H World Group Ltd., 3.00%, 5/1/26	USD	2,227	2,453,041
JD.com, Inc., 0.25%, 6/1/29	USD	2,965	3,142,900
Kaisa Group Holdings Ltd.:
0.00%, 12/31/25(1)	USD	21	479
0.00%, 12/31/26(1)	USD	28	355
0.00%, 12/31/27(1)	USD	36	266
0.00%, 12/31/28(1)	USD	57	355
0.00%, 12/31/29(1)	USD	57	355
0.00%, 12/31/30(1)	USD	71	444
0.00%, 12/31/31(1)	USD	71	444
0.00%, 12/31/32(1)	USD	134	837
Li Auto, Inc., 0.25%, 5/1/28	USD	1,600	1,689,200
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,151	2,141,966
Ping An Insurance Group Co. of China Ltd., 0.00%, 6/11/30(11)	HKD	19,000	2,785,002
Shimao Group Holdings Ltd., 0.00%, 7/21/26(1)	USD	408	19,905
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(11)(12)	USD	258	34,815
Trip.com Group Ltd., 0.75%, 6/15/29	USD	3,050	3,737,775
			$ 30,887,421
Germany — 0.0%†
TUI AG, 1.95%, 7/26/31(11)	EUR	1,500	$ 1,958,929
			$ 1,958,929
Israel — 0.1%
Nova Ltd., 0.00%, 9/15/30(1)	USD	880	$ 1,128,674
Wix.com Ltd., 0.00%, 9/15/30(1)	USD	1,730	1,725,675
			$ 2,854,349
Singapore — 0.0%†
Grab Holdings Ltd., 0.00%, 6/15/30(11)	USD	1,760	$ 2,046,880
			$ 2,046,880

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Spain — 0.0%†
Cellnex Telecom SA, 0.50%, 7/5/28(11)	EUR	1,400	$ 1,683,862
			$ 1,683,862
Taiwan — 0.0%†
Wistron Corp., 0.00%, 10/23/30(11)	USD	2,000	$ 2,063,500
			$ 2,063,500
United Kingdom — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	USD	2,071	$ 2,348,990
			$ 2,348,990
United States — 2.2%
Affirm Holdings, Inc., 0.75%, 12/15/29(1)	USD	2,540	$ 2,763,520
Airbnb, Inc., 0.00%, 3/15/26	USD	1,933	1,904,005
Akamai Technologies, Inc.:
0.25%, 5/15/33(1)	USD	3,520	3,564,000
1.125%, 2/15/29	USD	2,365	2,239,655
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	USD	2,540	2,546,350
Alphatec Holdings, Inc., 0.75%, 3/15/30(1)	USD	870	1,245,520
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	2,170	1,971,228
Avnet, Inc., 1.75%, 9/1/30(1)	USD	1,860	1,837,680
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	190	608,523
Bentley Systems, Inc., 0.125%, 1/15/26	USD	1,195	1,187,830
Bill Holdings, Inc., 0.00%, 4/1/30(1)	USD	2,330	2,069,040
BlackLine, Inc.:
0.00%, 3/15/26	USD	2,455	2,415,106
1.00%, 6/1/29	USD	1,860	2,002,011
Block, Inc., 0.25%, 11/1/27	USD	1,320	1,214,287
Bridgebio Pharma, Inc., 1.75%, 3/1/31(1)	USD	660	1,000,313
CenterPoint Energy, Inc.:
3.00%, 8/1/28(1)	USD	2,260	2,294,239
4.25%, 8/15/26	USD	1,175	1,295,438
Cloudflare, Inc.:
0.00%, 8/15/26	USD	2,160	3,015,235
0.00%, 6/15/30(1)	USD	2,350	2,945,564
CMS Energy Corp., 3.375%, 5/1/28	USD	1,800	1,984,500
Coinbase Global, Inc., 0.00%, 10/1/32(1)	USD	3,940	4,400,980
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,265	1,209,087
Cytokinetics, Inc., 3.50%, 7/1/27	USD	1,205	1,708,690
Datadog, Inc., 0.00%, 12/1/29(1)	USD	2,604	2,768,052
Dayforce, Inc., 0.25%, 3/15/26	USD	1,205	1,183,611
Dexcom, Inc., 0.375%, 5/15/28	USD	1,285	1,166,459
Digital Realty Trust LP, 1.875%, 11/15/29(1)	USD	2,300	2,431,560
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(1)	USD	1,180	1,481,490
Security	Principal Amount (000's omitted)		Value
United States (continued)
DoorDash, Inc., 0.00%, 5/15/30(1)	USD	2,330	$ 2,578,145
Duke Energy Corp., 4.125%, 4/15/26	USD	2,380	2,565,045
Enovis Corp., 3.875%, 10/15/28	USD	2,250	2,246,062
Envista Holdings Corp., 1.75%, 8/15/28	USD	2,010	1,912,012
Etsy, Inc., 0.25%, 6/15/28	USD	2,740	2,448,875
Euronet Worldwide, Inc., 0.625%, 10/1/30(1)	USD	1,730	1,574,300
Evergy, Inc., 4.50%, 12/15/27	USD	1,395	1,775,661
Evolent Health, Inc., 3.50%, 12/1/29	USD	1,455	1,152,360
Exact Sciences Corp.:
0.375%, 3/1/28	USD	2,545	2,434,292
2.00%, 3/1/30(1)	USD	910	1,024,023
Expedia Group, Inc., 0.00%, 2/15/26	USD	2,010	2,039,145
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	1,755	1,755,878
Five9, Inc., 1.00%, 3/15/29	USD	1,335	1,198,163
Ford Motor Co., 0.00%, 3/15/26	USD	1,269	1,331,181
Galaxy Digital Holdings LP, 0.50%, 5/1/31(1)	USD	2,100	2,074,275
Global Payments, Inc., 1.50%, 3/1/31	USD	2,750	2,487,375
Haemonetics Corp., 2.50%, 6/1/29	USD	1,810	1,702,667
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	2,075	2,726,550
Integer Holdings Corp., 1.875%, 3/15/30(1)	USD	1,145	997,868
InterDigital, Inc., 3.50%, 6/1/27	USD	225	1,055,250
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	USD	2,350	3,585,277
Itron, Inc., 0.00%, 3/15/26	USD	1,350	1,330,425
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	1,715	1,844,911
3.125%, 9/15/30	USD	1,660	2,031,010
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	1,680	1,867,740
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,925	1,908,638
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,605	2,057,610
Live Nation Entertainment, Inc.:
2.875%, 1/15/30(1)	USD	2,310	2,458,995
2.875%, 10/15/31(1)	USD	850	846,005
Lumentum Holdings, Inc.:
0.375%, 3/15/32(1)	USD	1,130	1,500,075
0.50%, 6/15/28	USD	2,485	4,069,187
MARA Holdings, Inc., 0.00%, 6/1/31(1)	USD	1,580	1,519,170
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	2,100	1,998,150
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	1,350	1,225,125
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	1,535	1,852,745
Meritage Homes Corp., 1.75%, 5/15/28	USD	1,430	1,431,554
Microchip Technology, Inc., 0.75%, 6/1/30	USD	2,595	2,531,422
MKS, Inc., 1.25%, 6/1/30	USD	2,520	3,030,300
NCL Corp. Ltd., 1.125%, 2/15/27	USD	2,450	2,464,700

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27	USD	1,520	$ 1,906,840
Nutanix, Inc., 0.50%, 12/15/29(1)	USD	2,285	2,523,097
ON Semiconductor Corp., 0.50%, 3/1/29	USD	4,555	4,238,427
Parsons Corp., 2.625%, 3/1/29	USD	2,200	2,515,700
PG&E Corp., 4.25%, 12/1/27	USD	3,385	3,482,826
Post Holdings, Inc., 2.50%, 8/15/27	USD	2,050	2,257,050
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	2,285	2,594,046
Progress Software Corp., 3.50%, 3/1/30	USD	1,630	1,661,378
Rapid7, Inc.:
0.25%, 3/15/27	USD	585	554,317
1.25%, 3/15/29	USD	710	642,479
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	2,495	2,465,372
Rubrik, Inc., 0.00%, 6/15/30(1)	USD	1,765	1,714,698
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	2,745	2,703,825
Snowflake, Inc., 0.00%, 10/1/29	USD	1,175	2,170,812
Southern Co., 3.25%, 6/15/28(1)	USD	3,140	3,202,800
Spotify USA, Inc., 0.00%, 3/15/26	USD	2,375	3,068,500
Strategy, Inc., 0.00%, 12/1/29(1)	USD	6,805	5,945,869
Super Micro Computer, Inc., 0.00%, 6/15/30(1)	USD	2,520	2,977,219
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,560	1,627,080
Uber Technologies, Inc.:
0.00%, 12/15/25	USD	1,410	1,680,917
0.00%, 5/15/28(1)	USD	1,760	1,860,320
0.875%, 12/1/28	USD	2,500	3,646,250
Ventas Realty LP, 3.75%, 6/1/26	USD	880	1,191,960
Western Digital Corp., 3.00%, 11/15/28	USD	1,370	5,490,275
Workiva, Inc., 1.25%, 8/15/28	USD	2,520	2,502,990
XPLR Infrastructure LP, 2.50%, 6/15/26(1)	USD	3,120	3,065,400
Ziff Davis, Inc., 1.75%, 11/1/26	USD	1,130	1,096,100
Zscaler, Inc., 0.00%, 7/15/28(1)	USD	1,760	1,819,840
			$ 203,692,526
Total Convertible Bonds (identified cost $228,812,953)			$ 247,758,112

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	3,000	$ 3,783,000
Wells Fargo & Co., Series L, Class A, 7.50%	3,100	3,835,475
Total Convertible Preferred Stocks (identified cost $7,401,269)		$ 7,618,475

Exchange-Traded Funds — 0.6%
Security	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	1,393,600	$ 52,371,488
ProShares Short VIX Short-Term Futures ETF	122,200	6,070,896
Total Exchange-Traded Funds (identified cost $58,025,182)		$ 58,442,384

Foreign Corporate Bonds — 7.6%
Security	Principal Amount (000's omitted)		Value
Angola — 0.2%
Azule Energy Finance PLC:
8.125%, 1/23/30(1)	USD	8,402	$ 8,452,070
8.125%, 1/23/30(11)	USD	8,638	8,689,476
			$ 17,141,546
Argentina — 0.2%
Banco Macro SA:
8.00%, 6/23/29(11)	USD	963	$ 972,919
8.00%, 6/23/29(1)	USD	5,936	5,997,141
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(1)(5)	USD	7,420	6,928,425
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(11)	USD	230	131,195
11.00%, 11/1/31(1)	USD	3,775	2,153,040
YPF SA, 8.25%, 1/17/34(1)	USD	6,205	6,261,649
			$ 22,444,369
Brazil — 1.3%
Adecoagro SA, 7.50%, 7/29/32(1)	USD	4,559	$ 4,313,042
Braskem Netherlands Finance BV:
4.50%, 1/10/28(11)	USD	2,164	975,098
4.50%, 1/31/30(11)	USD	13,287	5,355,857
8.50% to 12/1/25, 1/23/81(11)(13)	USD	9,310	2,609,034
Constellation Oil Services Holding SA:
9.375%, 11/7/29(11)	USD	1,162	1,196,860
9.375%, 11/7/29(1)	USD	5,843	6,018,290
Embraer Netherlands Finance BV, 5.40%, 1/9/38	USD	1,186	1,188,965
Gol Finance, Inc.:
14.375%, 6/6/30(11)	USD	1,244	1,263,966
14.375%, 6/6/30(1)	USD	10,239	10,403,336
Guara Norte SARL, 5.198%, 6/15/34(11)	USD	7,031	6,932,738
MV24 Capital BV, 6.748%, 6/1/34(11)	USD	10,354	10,264,730

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Oceanica Lux:
13.00%, 10/2/29(11)	USD	4,394	$ 4,359,634
13.00%, 10/2/29(1)	USD	9,870	9,792,805
OHI Group SA:
13.00%, 7/22/29(11)	USD	5,669	5,858,550
13.00%, 7/22/29(1)	USD	10,441	10,790,257
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(14)	USD	3,657	1,828,287
Raizen Fuels Finance SA:
6.25%, 7/8/32(11)	USD	6,674	5,681,242
6.25%, 7/8/32(1)	USD	7,597	6,466,946
6.45%, 3/5/34(11)	USD	448	381,640
6.70%, 2/25/37(11)	USD	957	800,057
Samarco Mineracao SA, 9.00% PIK to 12/30/25, 6/30/31(11)	USD	18,889	18,900,777
Unigel Luxembourg SA, 13.50%, (13.50% cash or 15.00% PIK), 12/31/27(11)(14)	USD	310	227,786
Vale SA, Series A6, 0.00%(15)(16)	BRL	50,226	3,916,389
Yinson Boronia Production BV:
8.947%, 7/31/42(11)	USD	1,924	2,103,219
8.947%, 7/31/42(1)	USD	2,718	2,970,890
			$ 124,600,395
Cameroon — 0.1%
Golar LNG Ltd., 7.75%, 9/19/29(1)(11)	USD	8,200	$ 8,280,742
			$ 8,280,742
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	1,218	$ 1,229,335
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,250,000
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	USD	1,665	1,562,718
			$ 6,042,053
China — 0.2%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(11)	USD	9,952	$ 9,860,655
Kaisa Group Holdings Ltd.:
6.25%, (5.25% cash or 6.25% PIK), 12/28/28(1)(14)	USD	43	916
6.50%, (5.50% cash or 6.50% PIK), 12/28/29(1)(14)	USD	71	1,528
6.75%, (5.75% cash or 6.75% PIK), 12/28/30(1)(14)	USD	85	1,591
7.00%, (6.00% cash or 7.00% PIK), 12/28/31(1)(14)	USD	128	2,341
7.25%, (6.25% cash or 7.25% PIK), 12/28/32(1)(14)	USD	120	1,612
Security	Principal Amount (000's omitted)		Value
China (continued)
Kaisa Group Holdings Ltd.: (continued)
7.721%, (6.72% cash or 7.721% PIK), 12/28/27(1)(14)	USD	28	$ 781
KWG Group Holdings Ltd., 7.875%, 8/30/24(12)	USD	519	32,502
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(11)	USD	1,943	1,815,663
3.95%, 9/16/29(11)	USD	4,343	3,648,995
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(1)(14)	USD	471	15,321
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(1)(14)	USD	707	20,596
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(1)(14)	USD	707	17,060
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(1)(14)	USD	2,575	96,581
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(11)(12)(14)	USD	219	34,108
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(11)(12)(14)	USD	220	33,788
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(11)(12)(14)	USD	440	68,261
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(11)(12)(14)	USD	662	102,639
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(11)(12)(14)	USD	664	102,887
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(11)(12)(14)	USD	313	48,398
Times China Holdings Ltd.:
5.55%, 6/4/24(11)(12)	USD	2,221	83,287
6.75%, 7/16/23(11)(12)	USD	1,041	37,091
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(11)	USD	200	197,418
			$ 16,224,019
Colombia — 0.3%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	6,999	$ 6,862,019
Banco Davivienda SA:
6.65% to 4/22/31(11)(13)(15)	USD	2,701	2,471,956
8.125% to 7/2/30, 7/2/35(11)(13)	USD	920	951,245
8.125% to 7/2/30, 7/2/35(1)(13)	USD	6,519	6,740,399
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(11)(13)	USD	6,504	7,365,780
Canacol Energy Ltd., 5.75%, 11/24/28(11)	USD	4,938	1,043,153
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(11)	USD	7,564	7,046,771
			$ 32,481,323

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
France — 0.0%†
Atos SE:
5.00% to 12/18/25, 12/18/30(5)(11)	EUR	3,000	$ 3,388,667
9.00% to 12/18/25, 12/18/29(5)(11)	EUR	396	522,317
			$ 3,910,984
Georgia — 0.2%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(13)(15)	USD	200	$ 207,005
9.50% to 7/16/29(11)(13)(15)	USD	9,577	9,912,436
TBC Bank Group PLC, 22.00%, 6/5/28(1)	UZS	16,650,000	1,390,379
TBC Bank JSC:
8.894% to 11/6/26(11)(13)(15)	USD	3,481	3,469,585
10.25% to 7/30/29(11)(13)(15)	USD	6,004	6,286,346
			$ 21,265,751
Ghana — 0.1%
Kosmos Energy Ltd.:
7.125%, 4/4/26(11)	USD	397	$ 395,155
8.75%, 10/1/31(11)	USD	11,460	7,712,411
Tullow Oil PLC, 10.25%, 5/15/26(11)	USD	4,788	4,057,830
			$ 12,165,396
Greece — 0.1%
Alpha Bank SA, 7.50% to 6/10/30(11)(13)(15)	EUR	3,995	$ 5,049,766
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(11)	EUR	3,000	3,495,949
			$ 8,545,715
Guyana — 0.0%†
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	1,324	$ 1,330,147
			$ 1,330,147
Hong Kong — 0.1%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(11)(13)(15)	USD	8,420	$ 8,324,971
Li & Fung Ltd., 8.375%, 2/5/29(11)	USD	1,600	1,663,556
			$ 9,988,527
Hungary — 0.2%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(11)(13)	EUR	5,269	$ 6,218,655
6.875% to 5/8/30, 11/8/35(11)(13)	EUR	2,366	2,917,838
OTP Bank Nyrt, 7.30% to 1/30/30, 7/30/35(11)(13)	USD	5,614	5,979,454
			$ 15,115,947
Security	Principal Amount (000's omitted)		Value
Iceland — 0.0%
Wow Air Hf.:
0.00%(12)(15)(17)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(12)(15)(17)	EUR	900	0
			$ 0
India — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	USD	1,128	$ 1,146,608
Piramal Finance Ltd., 7.80%, 1/29/28(11)	USD	6,393	6,558,867
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	730,000	8,901,236
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	1,834	1,862,778
10.25%, 6/3/28(1)	USD	3,715	3,843,375
11.25%, 12/3/31(1)	USD	2,482	2,632,370
			$ 24,945,234
Indonesia — 0.0%†
Nickel Industries Ltd., 9.00%, 9/30/30(1)	USD	1,010	$ 1,046,830
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(11)	USD	1,520	1,490,730
			$ 2,537,560
Ireland — 0.0%†
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	USD	2,000	$ 2,108,674
			$ 2,108,674
Jamaica — 0.2%
Digicel International Finance Ltd./Difl U.S. LLC:
8.625%, 8/1/32(11)	USD	737	$ 734,373
8.625%, 8/1/32(1)	USD	6,060	6,038,399
NCB Financial Group Ltd., 11.00%, 7/31/30(1)	USD	7,070	7,025,813
			$ 13,798,585
Kazakhstan — 0.2%
ForteBank JSC:
7.75%, 2/4/30(11)	USD	2,123	$ 2,162,493
7.75%, 2/4/30(1)	USD	9,679	9,859,056
9.75% to 11/3/30(3)(11)(15)	USD	5,260	5,233,700
			$ 17,255,249
Luxembourg — 0.2%
Alexandrite Lake Lux Holdings SARL:
6.75%, 7/30/30(1)	EUR	1,000	$ 1,182,305
6.75%, 7/30/30(11)	EUR	4,000	4,729,220
Ardagh Group SA, 9.50%, 12/1/30	USD	270	288,225

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Luxembourg (continued)
FORESEA Holding SA, 7.50%, 6/15/30(11)	USD	10,983	$ 10,768,192
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(14)	EUR	1,510	1,818,424
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(11)(14)	EUR	1,720	2,071,317
			$ 20,857,683
Mexico — 0.6%
Alpha Holding SA de CV:
9.00%, 2/10/25(11)(12)	USD	2,654	$ 19,903
10.00%, 12/19/22(11)(12)	USD	1,440	10,799
Banco Mercantil del Norte SA:
5.875% to 1/24/27(11)(13)(15)	USD	736	730,480
7.625% to 1/10/28(11)(13)(15)	USD	922	952,865
8.375% to 5/20/31(11)(13)(15)	USD	1,071	1,121,458
8.375% to 10/14/30(11)(13)(15)	USD	2,291	2,457,377
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(13)(15)	USD	2,002	2,096,320
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/17/28, 1/18/33(11)(13)	USD	5,354	5,301,210
8.45% to 6/29/33, 6/29/38(1)(13)	USD	1,771	1,960,665
8.45% to 6/29/33, 6/29/38(11)(13)	USD	7,486	8,287,713
Braskem Idesa SAPI, 6.99%, 2/20/32(11)	USD	4,800	3,080,072
Controladora Mabe SA de CV, 5.60%, 10/23/28(11)	USD	2,287	2,045,298
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(11)	USD	6,229	2,242,332
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(1)	USD	1,693	609,480
Financiera Independencia SAB de CV SOFOM ENR, 10.00% to 3/1/26, 3/1/28(5)(11)	USD	1,121	1,123,803
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(11)	USD	2,656	2,670,095
8.625%, 11/15/31(1)	USD	9,129	9,177,447
Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,480	4,542,828
Total Play Telecomunicaciones SA de CV, 11.125%, 12/31/32(1)	USD	5,060	4,877,840
			$ 53,307,985
Mongolia — 0.1%
Golomt Bank, 11.00%, 5/20/27(11)	USD	2,272	$ 2,353,995
Mongolian Mining Corp., 8.44%, 4/3/30(11)	USD	3,327	3,401,980
State Bank LLC, 8.90%, 9/25/28(11)	USD	6,640	6,639,548
			$ 12,395,523
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(11)	USD	6,696	$ 6,670,280
			$ 6,670,280
Pakistan — 0.1%
Veon Midco BV, 3.375%, 11/25/27(11)	USD	9,789	$ 9,197,573
			$ 9,197,573
Panama — 0.0%†
Banco Latinoamericano de Comercio Exterior SA, 7.50% to 9/17/32(1)(13)(15)	USD	2,429	$ 2,484,321
			$ 2,484,321
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	907	$ 613,132
7.70%, 7/21/28(11)	USD	914	617,864
			$ 1,230,996
Peru — 0.4%
Auna SA:
10.00%, 12/18/29(11)	USD	3,516	$ 3,737,838
10.00%, 12/18/29(1)	USD	5,370	5,708,830
Banco de Credito del Peru SA, 5.65% to 10/15/31, 1/15/37(1)(13)	USD	7,308	7,355,794
Camposol SA:
6.00%, 2/3/27(1)	USD	562	551,987
6.00%, 2/3/27(11)	USD	4,904	4,816,627
Integratel Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	494,579
Peru LNG SRL, 5.375%, 3/22/30(11)	USD	4,140	4,000,714
Petroleos del Peru SA, 5.625%, 6/19/47(11)	USD	12,095	8,721,160
			$ 35,387,529
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(11)(12)(13)(15)(17)	USD	1,226	$ 0
			$ 0
Saudi Arabia — 0.2%
Riyad Sukuk Ltd., 6.209% to 7/14/30, 7/14/35(11)(13)	USD	6,060	$ 6,191,613
Saudi Awwal Bank, 5.947% to 9/4/30, 9/4/35(11)(13)	USD	6,170	6,247,497
SNB Funding Ltd., 6.00% to 6/24/30, 6/24/35(11)(13)	USD	6,040	6,217,451
			$ 18,656,561

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Singapore — 0.0%†
Puma International Financing SA, 7.75%, 4/25/29(11)	USD	2,898	$ 3,001,564
			$ 3,001,564
Switzerland — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	USD	2,000	$ 1,933,363
9.50%, 6/1/28(1)	USD	3,000	3,121,993
			$ 5,055,356
Togo — 0.1%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(1)	USD	2,475	$ 2,695,362
10.125%, 10/15/29(11)	USD	4,216	4,591,371
			$ 7,286,733
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	3,638	$ 3,699,309
Limak Yenilenebilir Enerji AS:
9.625%, 8/12/30(11)	USD	2,024	2,002,538
9.625%, 8/12/30(1)	USD	6,420	6,351,924
WE Soda Investments Holding PLC, 9.50%, 10/6/28(11)	USD	3,183	3,196,981
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(11)	USD	5,062	4,552,072
			$ 19,802,824
Ukraine — 0.1%
Kernel Holding SA, 6.75%, 10/27/27(11)	USD	9,640	$ 8,996,766
MHP Lux SA, 6.25%, 9/19/29(11)	USD	1,206	973,635
			$ 9,970,401
United Arab Emirates — 0.1%
Ittihad International Ltd., 9.75%, 11/9/28(11)	USD	5,647	$ 5,926,128
			$ 5,926,128
United Kingdom — 0.0%†
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)	USD	1,000	$ 963,505
8.75%, 1/15/32(1)	USD	1,000	950,009
			$ 1,913,514
Security	Principal Amount (000's omitted)		Value
United States — 1.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(15)	USD	16,000	$ 15,692,728
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	USD	5,000	5,155,855
Avianca Midco 2 PLC:
9.00%, 12/1/28(11)	USD	2,160	2,160,000
9.00%, 12/1/28(1)	USD	8,897	8,897,431
9.625%, 2/14/30(1)	USD	2,515	2,497,659
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(14)	USD	5,000	5,380,830
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	USD	2,500	2,522,380
Champions Financing, Inc., 8.75%, 2/15/29(1)	USD	127	123,240
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	USD	5,000	5,014,525
EchoStar Corp., 10.75%, 11/30/29	USD	3,074	3,386,332
Hightower Holding LLC, 9.125%, 1/31/30(1)	USD	2,000	2,153,702
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	USD	1,515	1,587,284
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	USD	2,000	2,044,854
8.375%, 10/1/33(1)	USD	2,000	2,049,458
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)	USD	1,021	919,857
4.50%, 4/1/30(1)	USD	998	927,187
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	USD	3,000	3,116,275
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	USD	2,000	2,048,708
8.375%, 2/15/32(1)	USD	1,000	1,023,387
Olympus Water U.S. Holding Corp., 6.125%, 2/15/33(1)	EUR	4,000	4,577,908
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)	USD	1,500	1,499,925
10.00%, 9/15/33(1)	USD	1,500	1,510,096
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	USD	1,000	1,020,275
Sunoco LP, 7.875% to 9/18/30(1)(13)(15)	USD	5,000	5,081,325
Transocean International Ltd., 8.25%, 5/15/29(1)	USD	3,000	3,020,097
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	USD	5,000	4,417,186
Voyager Parent LLC, 9.25%, 7/1/32(1)	USD	5,000	5,245,540
Warnermedia Holdings, Inc.:
5.05%, 3/15/42	USD	2,523	2,028,013
5.141%, 3/15/52	USD	500	381,250
WBI Operating LLC:
6.25%, 10/15/30(1)	USD	2,000	1,999,490
6.50%, 10/15/33(1)	USD	2,000	2,001,270

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Windstream Services LLC, 7.50%, 10/15/33(1)	USD	4,998	$ 4,997,125
			$ 104,481,192
Uzbekistan — 0.2%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(11)	UZS	19,980,000	$ 1,652,042
20.50%, 4/25/27(11)	UZS	51,340,000	4,435,414
JSCB Agrobank, 20.75%, 9/15/28	UZS	13,770,000	1,146,399
Uzbek Industrial & Construction Bank ATB:
8.95%, 7/24/29(11)	USD	7,951	8,602,368
9.45% to 10/23/30(11)(13)(15)	USD	6,970	7,083,602
			$ 22,919,825
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(11)(12)	USD	5,670	$ 1,267,178
5.50%, 4/12/37(11)(12)	USD	817	182,689
6.00%, 10/28/22(11)(12)	USD	2,115	417,777
6.00%, 5/16/24(11)(12)	USD	12,249	2,737,556
6.00%, 11/15/26(11)(12)	USD	57,369	12,821,964
9.00%, 11/17/21(11)(12)	USD	344	78,088
9.75%, 5/17/35(11)(12)	USD	1,954	475,848
12.75%, 2/17/22(11)(12)	USD	928	246,715
			$ 18,227,815
Total Foreign Corporate Bonds (identified cost $716,287,402)			$ 718,956,019

Government National Mortgage Association Participation Agreements — 1.8%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.734%, 1/1/59(18)	$169,467	$ 170,351,354
Total Government National Mortgage Association Participation Agreements (identified cost $169,466,569)		$ 170,351,354

Insurance Linked Securities — 2.1%
Security	Shares	Value
Reinsurance Side Cars — 1.0%
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(1)(17)(19)(20)	79,810	$ 108,438
Series 2022B, 0.00%, 3/20/26(1)(17)(19)(20)	27,451	76,174
Series 2023A, 0.00%, 3/19/27(1)(17)(19)(20)	257,143	620,229
Series 2023B, 0.00%, 3/19/27(1)(17)(19)(20)	31,162	413,809
Series 2024A, 0.00%, 3/17/28(1)(17)(19)(20)	81,053	451,876
Series 2024B, 0.00%, 3/17/28(1)(17)(19)(20)	64,938	1,868,079
Series 2025A, 0.00%, 3/19/30(1)(17)(19)(20)	37,500,000	39,873,750
Mt. Logan Re Ltd.:
Series 13, Preference Shares(17)(20)(21)	10,000	32,576,767
Series 17, Preference Shares(10)(17)(20)(21)	860	2,764,799
Series 19, Preference Shares(10)(17)(20)(21)	7,464	14,622,823
		$ 93,376,744
Segregated Account/Funds — 1.1%
1863 Fund Ltd. - Core Nat Cat Fund(10)(17)(20)	50,540,977	$ 63,585,603
PartnerRe ILS Fund SAC Ltd.(10)(17)(20)(21)	34,000,000	44,461,800
		$ 108,047,403
Total Insurance Linked Securities (identified cost $141,472,375)		$ 201,424,147

Loan Participation Notes — 0.0%†
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%†
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(11)(17)(22)	UZS	1,841,900	$ 153,735
Total Loan Participation Notes (identified cost $156,517)			$ 153,735

Preferred Stocks — 0.2%
Security	Principal Amount/ Shares	Value
United States — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(14)(21)	$8,224,000	$ 8,405,397
Boeing Co., 6.00%	37,000	2,394,640

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount/ Shares	Value
United States (continued)
Hewlett Packard Enterprise Co., 7.625%	36,000	$ 2,432,880
PG&E Corp., Series A, 6.00%	28,000	1,150,800
Total Preferred Stocks (identified cost $13,340,286)		$ 14,383,717

Rights — 0.0%†
Security	Shares	Value
United States — 0.0%†
Nuveen Global High Income Fund, Exp. 11/20/25(10)	83,400	$ 1,001
		$ 1,001
Vietnam — 0.0%†
Nam Long Investment Corp., Exp. 11/20/25(10)	905,200	$ 131,531
		$ 131,531
Total Rights (identified cost $0)		$ 132,532

Senior Floating-Rate Loans — 1.0%(23)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.1%
Telecom Argentina SA, Term Loan, 9.204%, (3 mo. USD Term SOFR + 5.00%), 2/23/29	$2,925	$ 2,979,548
VMOS SA:
Term Loan, 9.282% - 9.705%, (3 mo. USD Term SOFR + 5.50%, 6 mo. USD Term SOFR + 5.50%), 7/8/30	3,637	3,611,809
Term Loan, 7/8/30(24)	7,553	7,501,450
		$ 14,092,807
Brazil — 0.0%†
Clealco Acucar E Alcool SA, Term Loan, 15.838%, (3 mo. USD Term SOFR + 12.00%), 12/31/25	$1,066	$ 1,066,101
		$ 1,066,101
Jamaica — 0.0%†
Digicel International Finance Ltd., Term Loan, 9.492%, (3 mo. USD Term SOFR + 5.25%), 8/6/32	$3,400	$ 3,355,800
		$ 3,355,800
Borrower/Description	Principal Amount (000's omitted)	Value
Paraguay — 0.0%†
Frigorifico Concepcion SA, Term Loan, 9.631%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$3,872	$ 3,934,418
		$ 3,934,418
Puerto Rico — 0.1%
Coral-US Co-Borrower LLC, Term Loan, 7.155%, (3 mo. USD Term SOFR + 3.25%), 1/31/32	$5,502	$ 5,341,637
		$ 5,341,637
Suriname — 0.6%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(24)	$52,400	$ 52,400,000
		$ 52,400,000
Tanzania — 0.1%
HTA Group Ltd.:
Term Loan, 8.731%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$690	$ 686,550
Term Loan, 8.731%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	4,250	4,228,750
PIH Communication LLC, Term Loan, 7.503%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	6,118	6,118,045
		$ 11,033,345
United States — 0.1%
Crash Champions LLC, Term Loan, 2/23/29(25)	$116	$ 107,610
LBM Acquisition LLC, Term Loan, 6/6/31(25)	3,038	2,942,100
Park River Holdings, Inc., Term Loan, 3/15/31(25)	4,000	4,020,000
Specialty Building Products Holdings LLC, Term Loan, 10/15/28(25)	143	137,508
		$ 7,207,218
Uzbekistan — 0.0%†
Navoi Mining & Metallurgical Co., Term Loan, 8.63%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$124	$ 123,140
		$ 123,140
Total Senior Floating-Rate Loans (identified cost $98,392,051)		$ 98,554,466

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Sovereign Government Bonds — 12.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 2.8%
Brazil Letras do Tesouro Nacional, 0.00%, 4/1/26	BRL	1,527,300	$ 268,416,053
			$ 268,416,053
Colombia — 0.6%
Colombia TES, 6.00%, 4/28/28	COP	232,479,300	$ 54,824,346
			$ 54,824,346
Iceland — 0.1%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,145,294	$ 7,379,729
6.50%, 1/24/31	ISK	45,514	357,658
7.00%, 9/17/35	ISK	384,686	3,148,788
			$ 10,886,175
Indonesia — 0.5%
Indonesia Treasury Bonds:
6.75%, 7/15/35	IDR	593,844,000	$ 37,511,444
6.75%, 7/15/35	IDR	145,728,000	9,205,225
			$ 46,716,669
Mexico — 2.1%
Mexican Bonos, 7.75%, 11/23/34	MXN	3,925,110	$ 199,301,516
			$ 199,301,516
New Zealand — 0.8%
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(26)	NZD	125,181	$ 75,812,365
			$ 75,812,365
Peru — 2.2%
Peru Government Bonds:
5.40%, 8/12/34	PEN	274,698	$ 79,342,909
6.714%, 2/12/55	PEN	5,641	1,719,906
6.85%, 8/12/35(1)(11)	PEN	215,693	67,669,480
6.90%, 8/12/37	PEN	192,624	59,647,216
			$ 208,379,511
Security	Principal Amount (000's omitted)		Value
Romania — 0.1%
Romania Government International Bonds, 5.75%, 3/24/35(11)	USD	5,186	$ 5,084,908
			$ 5,084,908
Serbia — 0.3%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 32,131,665
			$ 32,131,665
South Africa — 2.2%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	413,920	$ 22,526,166
8.875%, 2/28/35	ZAR	2,989,040	172,798,153
10.875%, 3/31/38	ZAR	230,000	14,599,110
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	2,000	2,063,386
			$ 211,986,815
Suriname — 0.2%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	9,547	$ 9,547,426
9.00%, Oil-Linked, 12/31/50(1)	USD	3,652	4,345,880
			$ 13,893,306
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(11)	USD	3,141	$ 3,365,508
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(11)	UZS	6,450,000	555,329
			$ 3,920,837
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(11)(12)	USD	531	$ 121,538
7.00%, 3/31/38(11)(12)	USD	183	50,618
7.65%, 4/21/25(11)(12)	USD	32	8,291
7.75%, 10/13/19(11)(12)	USD	1,204	287,972
8.25%, 10/13/24(11)(12)	USD	4,000	1,036,374
9.25%, 9/15/27(12)	USD	22,668	7,001,012
9.25%, 5/7/28(11)(12)	USD	11,120	3,186,877
11.75%, 10/21/26(11)(12)	USD	586	175,920
11.95%, 8/5/31(11)(12)	USD	3,727	1,096,081

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
12.75%, 8/23/22(11)(12)	USD	551	$ 161,990
			$ 13,126,673
Total Sovereign Government Bonds (identified cost $1,065,054,826)			$1,144,480,839

U.S. Department of Agriculture Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	$264	$ 264,125
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	7,118	7,119,131
Total U.S. Department of Agriculture Loans (identified cost $7,381,853)		$ 7,383,256

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7)
Series 2021-SB91, Class X1, 0.56%, 8/25/41(4)	$21,672	$ 564,731
Series 2021-SB92, Class X1, 0.557%, 8/25/41(4)	21,195	573,542
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.676%, 4/16/63(4)	25,678	1,320,718
Series 2021-132, Class IO, 0.72%, 4/16/63(4)	62,430	3,360,670
Series 2021-144, Class IO, 0.823%, 4/16/63(4)	24,349	1,499,502
Series 2021-186, Class IO, 0.763%, 5/16/63(4)	45,618	2,471,625
Series 2022-3, Class IO, 0.64%, 2/16/61(4)	65,077	3,153,697
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $15,641,501)		$ 12,944,485

U.S. Government Agency Mortgage-Backed Securities — 30.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.417%, (COF + 1.254%), with maturity at 2035(27)	$14	$ 13,404
4.671%, (COF + 1.251%), with maturity at 2030(27)	24	23,768
6.00%, with various maturities to 2055	9,365	9,611,813
6.50%, with maturity at 2053	5,518	5,741,785
7.00%, with various maturities to 2053	1,242	1,312,831
Federal National Mortgage Association:
4.21%, (COF + 1.254%), with maturity at 2035(27)	4	3,720
5.118%, (COF + 1.791%), with maturity at 2035(27)	196	192,494
5.50%, with maturity at 2054	1,161	1,180,183
6.00%, with various maturities to 2053	12,642	12,996,956
6.50%, with various maturities to 2055	66,510	69,166,811
8.50%, with maturity at 2032	48	50,320
Government National Mortgage Association:
5.00%, with maturity at 2052	15,110	15,197,764
5.50%, with various maturities to 2063	48,772	49,578,268
5.50%, with maturity at 2053(9)	9,750	9,898,441
6.00%, with various maturities to 2064	133,829	138,170,800
6.00%, with various maturities to 2054(9)	32,449	33,521,349
6.50%, with various maturities to 2065	109,500	114,326,409
6.50%, with maturity at 2053(9)	9,785	10,172,568
7.00%, with various maturities to 2064	23,792	24,646,020
7.50%, with various maturities to 2054	4,135	4,242,613
8.00%, with various maturities to 2054	1,677	1,721,017
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(28)	908,740	805,299,852
5.00%, 30-Year, TBA(28)	500,000	497,617,175
5.50%, 30-Year, TBA(28)	1,045,600	1,056,627,785
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,847,683,996)		$2,861,314,146

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(29)(30) Series 2018-1, Class A, 2.515%, 3/25/44(1)(4)	$111,588	$ 6,027,719
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,589,843)		$ 6,027,719

Short-Term Investments — 4.9%
Affiliated Fund — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(31)	279,205,233	$ 279,205,233
Total Affiliated Fund (identified cost $279,205,233)		$ 279,205,233

Sovereign Government Securities — 0.2%
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.2%
Nigeria OMO Bills, 0.00%, 2/25/26	NGN	29,800,442	$ 19,509,181
Total Sovereign Government Securities (identified cost $18,590,705)			$ 19,509,181

U.S. Treasury Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/12/25(32)	$10,400	$ 10,390,035
0.00%, 11/13/25(32)	22,000	21,976,423
0.00%, 11/20/25	4,000	3,992,666
0.00%, 12/4/25	30,000	29,900,038
0.00%, 12/18/25(32)	13,500	13,434,808
0.00%, 1/8/26	21,500	21,351,103
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 4/2/26(32)	$61,400	$ 60,450,816
Total U.S. Treasury Obligations (identified cost $161,470,928)		$ 161,495,889
Total Short-Term Investments (identified cost $459,266,866)		$ 460,210,303

Total Purchased Swaptions — 0.0%† (identified cost $1,278,920)	$ 1,383,000
Total Investments — 125.3% (identified cost $11,631,851,500)	$11,863,337,982
Less Unfunded Loan Commitments — (0.6)%	$ (59,953,250)
Net Investments — 124.7% (identified cost $11,571,898,250)	$11,803,384,732
TBA Sale Commitments — (8.6)%
U.S. Government Agency Mortgage-Backed Securities — (8.6)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 3.00%, 30-Year, TBA(28)	$(908,740)	$ (817,075,214)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $823,961,354)		$ (817,075,214)
Total TBA Sale Commitments (proceeds $823,961,354)		$ (817,075,214)

Other Assets, Less Liabilities — (16.1)%	$(1,520,254,224)
Net Assets — 100.0%	$ 9,466,055,294
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $3,019,440,511 or 31.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

(3)	When-issued security.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(5)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2025.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	Non-income producing security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $495,022,781 or 5.2% of the Portfolio's net assets.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at October 31, 2025.
(17)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(18)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(19)	Quantity held represents principal in USD.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Restricted security (see Note 5).
(22)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(23)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(24)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $59,901,450. See Note 1F for description.
(25)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(26)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(27)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2025.
(28)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(29)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(30)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2025 of all interest only securities comprising the trust.
(31)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2025.
(32)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/6/28 to pay 3.64% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	500,000,000	5/4/26	$1,383,000
Total					$1,383,000
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	339,516,200,000	USD	85,499,994	12/17/25	$ 2,060,687
COP	390,877,000,000	USD	100,060,670	12/17/25	745,878
COP	214,495,000,000	USD	54,596,246	12/17/25	721,669
COP	142,361,000,000	USD	36,287,885	12/17/25	426,788
EUR	68,547	USD	79,560	12/17/25	(356)
EUR	104,338	USD	121,101	12/17/25	(542)
EUR	333,904	USD	393,685	12/17/25	(7,872)
EUR	1,084,472	USD	1,278,632	12/17/25	(25,565)
EUR	88,700,000	USD	104,580,511	12/17/25	(2,091,016)
IDR	71,755,240,000	USD	4,310,150	12/17/25	1,287
IDR	111,619,060,900	USD	6,705,861	12/17/25	806
IDR	83,329,087,900	USD	5,007,216	12/17/25	(361)
IDR	113,389,520,000	USD	6,815,503	12/17/25	(2,457)
IDR	126,430,341,200	USD	7,603,872	12/17/25	(7,264)
IDR	63,554,531,586	USD	3,864,437	12/17/25	(45,743)
IDR	57,479,001,000	USD	3,503,117	12/17/25	(49,473)
IDR	86,247,394,000	USD	5,257,064	12/17/25	(74,862)
IDR	114,946,988,000	USD	6,995,875	12/17/25	(89,249)
IDR	114,966,283,000	USD	6,998,319	12/17/25	(90,533)
IDR	114,966,283,000	USD	6,998,361	12/17/25	(90,575)
IDR	143,656,933,000	USD	8,736,662	12/17/25	(104,989)
PEN	57,250,123	USD	16,512,871	12/17/25	470,611
PEN	32,116,619	USD	9,268,866	12/17/25	258,660
PEN	66,627,000	USD	19,661,522	12/17/25	103,648
PEN	8,231,853	USD	2,374,139	12/17/25	67,873
PEN	8,231,853	USD	2,374,208	12/17/25	67,805
PEN	2,800,000	USD	805,500	12/17/25	25,131
PEN	3,551	USD	1,024	12/17/25	29
TWD	1,575,000,000	USD	52,459,781	12/17/25	(1,239,774)
TWD	1,648,030,000	USD	55,007,677	12/17/25	(1,412,688)
USD	81,638,001	COP	321,906,802,632	12/17/25	(1,381,244)
USD	89,275,831	COP	352,064,000,000	12/17/25	(1,520,907)
USD	147,778,696	COP	586,776,000,000	12/17/25	(3,549,889)
USD	26,733,060	EUR	22,673,655	12/17/25	534,509

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	18,964,942	EUR	16,085,123	12/17/25	$ 379,191
USD	7,949,549	EUR	6,742,413	12/17/25	158,946
USD	7,306,592	EUR	6,197,089	12/17/25	146,090
USD	7,245,955	EUR	6,145,659	12/17/25	144,878
USD	3,466,983	EUR	2,940,523	12/17/25	69,320
USD	1,061,133	EUR	900,000	12/17/25	21,217
USD	3,284,747	EUR	2,830,066	12/17/25	14,712
USD	469,799	EUR	398,460	12/17/25	9,393
USD	123,019	EUR	104,338	12/17/25	2,460
USD	49,318,410	IDR	812,463,595,200	12/17/25	501,274
USD	6,881,332	IDR	114,244,564,770	12/17/25	16,911
USD	6,025,780	IDR	100,030,772,714	12/17/25	15,398
USD	3,479,758	IDR	57,804,001,100	12/17/25	6,586
USD	3,641,233	IDR	60,508,183,200	12/17/25	5,579
USD	3,478,711	IDR	57,804,001,100	12/17/25	5,539
USD	3,309,664	IDR	54,998,107,000	12/17/25	5,085
USD	4,829,713	IDR	80,298,799,800	12/17/25	4,933
USD	3,672,926	IDR	61,052,109,400	12/17/25	4,590
USD	3,279,642	IDR	54,507,641,800	12/17/25	4,532
USD	2,784,323	IDR	46,268,896,500	12/17/25	4,241
USD	5,207,496	IDR	86,599,465,800	12/17/25	4,140
USD	2,919,164	IDR	48,525,260,600	12/17/25	3,508
USD	2,262,392	IDR	37,606,604,700	12/17/25	2,787
USD	1,204,940	IDR	20,021,167,000	12/17/25	1,962
USD	5,888,846	IDR	98,002,177,200	12/17/25	354
USD	3,463,395	IDR	57,647,900,300	12/17/25	(397)
USD	4,610,799	IDR	76,799,773,100	12/17/25	(3,740)
USD	4,820,724	IDR	80,298,799,800	12/17/25	(4,055)
USD	8,385,507	INR	742,000,000	12/17/25	46,745
USD	336,502	PEN	1,140,000	12/17/25	(1,684)
USD	285,706	PEN	1,000,000	12/17/25	(10,948)
USD	457,215	PEN	1,596,080	12/17/25	(16,269)
USD	569,120	PEN	2,000,000	12/17/25	(24,189)
USD	568,683	PEN	2,000,000	12/17/25	(24,626)
USD	58,720,603	PEN	198,505,000	12/17/25	(166,712)
USD	5,999,829	PEN	21,000,000	12/17/25	(229,907)
USD	5,695,247	PEN	20,000,000	12/17/25	(237,834)
USD	6,827,515	PEN	23,834,000	12/17/25	(242,938)
USD	11,666,951	PEN	41,000,000	12/17/25	(495,866)
USD	22,780,989	PEN	80,000,000	12/17/25	(951,336)
USD	34,284,735	PEN	120,000,000	12/17/25	(1,313,753)
USD	39,123,649	PEN	136,575,767	12/17/25	(1,392,108)
USD	59,757,555	PEN	210,000,000	12/17/25	(2,539,799)
USD	10,217,783	TWD	312,000,000	12/17/25	71,343

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	10,191,000	TWD	311,600,000	12/17/25	$ 57,568
USD	10,201,079	TWD	312,000,000	12/17/25	54,640
USD	10,192,747	TWD	312,000,000	12/17/25	46,308
USD	8,824,971	TWD	270,000,000	12/17/25	44,399
USD	6,107,951	TWD	187,282,000	12/17/25	17,421
USD	5,429,270	TWD	166,494,000	12/17/25	14,779
USD	5,036,008	TWD	154,404,000	12/17/25	14,691
USD	4,750,603	TWD	145,701,000	12/17/25	12,314
USD	4,425,509	TWD	135,732,000	12/17/25	11,418
USD	4,071,973	TWD	124,920,000	12/17/25	9,495
USD	3,059,582	TWD	93,920,000	12/17/25	5,244
USD	6,107,961	TWD	187,661,000	12/17/25	5,106
USD	6,107,940	TWD	187,697,000	12/17/25	3,914
USD	5,429,273	TWD	166,885,000	12/17/25	2,066
USD	3,311,398	TWD	101,799,000	12/17/25	830
USD	1,721,475	TWD	52,935,000	12/17/25	(5)
					$(12,004,237)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,120,779	IDR	85,143,186,000	Bank of America, N.A.	11/4/25	$ 924	$ —
USD	7,342,772	IDR	122,036,869,000	HSBC Bank USA, N.A.	11/4/25	4,415	—
USD	4,311,178	IDR	71,755,240,000	Standard Chartered Bank	11/4/25	—	(3,629)
EUR	2,130,356	USD	2,455,599	UBS AG	11/7/25	370	—
USD	102,672,565	EUR	88,700,000	Standard Chartered Bank	11/7/25	415,247	—
ISK	2,234,734,000	EUR	15,398,153	Bank of America, N.A.	12/3/25	—	(36,719)
ISK	958,345,278	EUR	6,598,811	Bank of America, N.A.	12/4/25	—	(11,630)
ISK	1,295,809,310	EUR	8,922,463	Bank of America, N.A.	12/5/25	—	(17,359)
AUD	43,200,000	USD	28,370,606	Citibank, N.A.	12/17/25	—	(91,536)
AUD	70,720,000	USD	46,706,741	Citibank, N.A.	12/17/25	—	(412,856)
AUD	43,180,000	USD	28,350,088	UBS AG	12/17/25	—	(84,110)
ISK	13,243,188	EUR	91,591	Citibank, N.A.	12/17/25	—	(844)
ISK	466,780,210	EUR	3,213,633	JPMorgan Chase Bank, N.A.	12/17/25	—	(12,802)
MXN	18,200,492	USD	967,008	Standard Chartered Bank	12/17/25	8,242	—
USD	103,665,137	AUD	157,100,000	State Street Bank and Trust Company	12/17/25	826,204	—
USD	6,467,470	CAD	8,888,742	State Street Bank and Trust Company	12/17/25	115,568	—
USD	39,523	CAD	54,320	State Street Bank and Trust Company	12/17/25	706	—
USD	9,366,713	GBP	6,900,000	Citibank, N.A.	12/17/25	301,689	—
USD	535,449	MXN	10,000,000	BNP Paribas	12/17/25	—	(388)
USD	2,248,888	MXN	42,000,000	BNP Paribas	12/17/25	—	(1,628)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	60,612,875	MXN	1,132,000,000	BNP Paribas	12/17/25	$ —	$ (43,877)
USD	212,481	MXN	4,000,000	Standard Chartered Bank	12/17/25	—	(1,854)
USD	531,309	MXN	10,000,000	Standard Chartered Bank	12/17/25	—	(4,528)
USD	903,045	MXN	17,000,000	Standard Chartered Bank	12/17/25	—	(7,878)
USD	2,125,234	MXN	40,000,000	Standard Chartered Bank	12/17/25	—	(18,114)
USD	24,966,534	MXN	470,000,000	Standard Chartered Bank	12/17/25	—	(217,806)
USD	58,231,411	MXN	1,096,000,000	Standard Chartered Bank	12/17/25	—	(496,328)
USD	33,281,648	MXN	616,428,543	State Street Bank and Trust Company	12/17/25	251,124	—
USD	33,708,035	MXN	627,855,968	UBS AG	12/17/25	65,187	—
USD	1,283,132	MXN	23,900,000	UBS AG	12/17/25	2,481	—
USD	278,171	MXN	5,181,300	UBS AG	12/17/25	538	—
USD	38,087,033	NZD	63,865,787	Standard Chartered Bank	12/17/25	1,472,969	—
USD	35,902,738	NZD	60,200,000	UBS AG	12/17/25	1,390,259	—
USD	4,846,821	SAR	18,220,000	Standard Chartered Bank	12/17/25	—	(5,273)
USD	16,730,715	ZAR	294,800,000	Bank of America, N.A.	12/17/25	—	(222,697)
USD	38,661,848	ZAR	678,000,000	BNP Paribas	12/17/25	—	(328,700)
USD	25,808,111	ZAR	446,208,795	Goldman Sachs International	12/17/25	147,454	—
USD	85,481,807	ZAR	1,496,000,000	Goldman Sachs International	12/17/25	—	(550,435)
USD	39,274,285	ZAR	691,979,322	HSBC Bank USA, N.A.	12/17/25	—	(520,188)
USD	22,281,532	EUR	19,116,745	Deutsche Bank AG	1/30/26	140,626	—
USD	3,880,931	EUR	3,329,698	Deutsche Bank AG	1/30/26	24,494	—
USD	2,670,218	HKD	20,724,001	Barclays Bank PLC	1/30/26	17	—
NGN	7,058,834,000	USD	4,459,150	Citibank, N.A.	2/26/26	329,434	—
USD	4,061,470	NGN	7,058,834,000	Citibank, N.A.	2/26/26	—	(727,114)
NGN	8,122,940,000	USD	4,286,512	Citibank, N.A.	2/27/26	1,222,188	—
USD	21,883,083	NGN	37,923,382,000	Citibank, N.A.	2/27/26	—	(3,835,256)
USD	139,739,869	BRL	780,000,000	Citibank, N.A.	4/1/26	—	(369,989)
USD	134,423,399	BRL	747,300,000	Goldman Sachs International	4/1/26	187,377	—
USD	9,607,391	OMR	3,700,277	Standard Chartered Bank	10/29/26	1,226	—
USD	8,730,834	OMR	3,362,672	Standard Chartered Bank	10/29/26	1,114	—
USD	8,003,264	OMR	3,082,449	Standard Chartered Bank	10/29/26	1,021	—
USD	7,275,695	OMR	2,802,227	Standard Chartered Bank	10/29/26	928	—
						$6,911,802	$(8,023,538)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	68,318,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	$17,723,437	$(129,948)
11/7/25	COP	68,318,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	17,639,321	84,115

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	48,473,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	$12,575,136	$ (76,218)
11/7/25	COP	24,868,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	6,451,395	(4,271)
11/21/25	COP	13,248,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,436,870	(20,157)
11/25/25	COP	39,691,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	10,296,861	(40,147)
12/5/25	COP	13,263,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,426,751	14,011
						$(172,615)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	53	Long	12/31/25	$ 11,036,836	$ (8,254)
U.S. 5-Year Treasury Note	18,856	Long	12/31/25	2,059,281,447	4,225,287
U.S. 10-Year Treasury Note	5,306	Long	12/19/25	597,836,969	4,024,802
U.S. Long Treasury Bond	100	Long	12/19/25	11,731,250	78,902
U.S. Ultra 10-Year Treasury Note	1,543	Long	12/19/25	178,192,391	(255,532)
U.S. Ultra-Long Treasury Bond	158	Long	12/19/25	19,162,438	688,302
Euro-Bobl	(71)	Short	12/8/25	(9,678,180)	(38,511)
U.S. 5-Year Treasury Note	(63)	Short	12/31/25	(6,880,289)	26,928
					$8,741,924
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	$(2,892,406)	$791,380	$(2,101,026)
							$(2,892,406)	$791,380	$(2,101,026)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,897,846
								$2,897,846
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	70,718,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.84% (pays semi-annually)	12/17/30	$ (14,285)	$ —	$ (14,285)
COP	126,735,291	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.34% (pays quarterly)	6/18/28	570,338	(86,065)	484,273
COP	69,875,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	306,662	81,893	388,555
COP	152,374,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	654,652	(63,676)	590,976
COP	162,713,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.80% (pays quarterly)	12/17/30	707,370	—	707,370
ILS	207,360	Pays	3-month ILS TELBOR (pays annually)	3.71% (pays annually)	12/17/30	369,970	—	369,970
KRW	100,000,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	12/17/30	300,172	—	300,172
PLN	162,003	Pays	6-month PLN WIBOR (pays semi-annually)	4.10% (pays annually)	12/17/30	204,765	—	204,765
PLN	107,057	Pays	6-month PLN WIBOR (pays semi-annually)	4.11% (pays annually)	12/17/30	142,435	—	142,435
PLN	399,914	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(143,917)	—	(143,917)
PLN	399,914	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	172,051	—	172,051
PLN	1,716,360	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(1,426,257)	—	(1,426,257)
PLN	1,716,360	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	1,508,798	—	1,508,798
SGD	50,000	Receives	SORA (pays semi-annually)	1.53% (pays semi-annually)	12/17/30	53,415	—	53,415
SGD	18,100	Receives	SORA (pays semi-annually)	1.53% (pays semi-annually)	12/17/30	16,999	—	16,999

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	522,705	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	12/17/30	$ 526	$ —	$ 526
THB	1,682,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	12/17/30	(2,093)	—	(2,093)
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	207,084	—	207,084
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	264,538	—	264,538
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	232,269	—	232,269
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	525,784	—	525,784
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	170,600	—	170,600
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	658,880	—	658,880
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	192,704	—	192,704
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	189,079	—	189,079
TWD	2,274,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	9/17/30	199,318	—	199,318
ZAR	852,917	Pays	3-month ZAR JIBAR (pays quarterly)	7.05% (pays quarterly)	12/17/30	276,170	—	276,170
ZAR	310,673	Pays	3-month ZAR JIBAR (pays quarterly)	7.09% (pays quarterly)	12/17/30	129,867	—	129,867
ZAR	1,643,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	4,548,630	—	4,548,630
Total						$11,016,524	$(67,848)	$10,948,676
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$ 433	$ (1,619)	$ (1,186)
Occidental Petroleum Corp.	36,570	1.00% (pays quarterly)(1)	12/20/30	(92,521)	96,478	3,957
Petroleo Brasileiro S.A.	15,372	1.00% (pays quarterly)(1)	12/20/30	352,721	(380,697)	(27,976)
Turkey	10,725	1.00% (pays quarterly)(1)	12/20/30	669,523	(741,048)	(71,525)
Total				$930,156	$(1,026,886)	$(96,730)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Pan American Energy	Barclays Bank PLC	$ 3,190	1.00% (pays quarterly)(1)	0.96%	12/20/25	$ 3,907	$ 8,485	$ 12,392
Petroleos Mexicanos	Deutsche Bank AG	4,173	4.00% (pays monthly)(1)	1.19	7/6/26	50,130	—	50,130
Petroleos Mexicanos	Deutsche Bank AG	11,000	4.20% (pays monthly)(1)	1.25	7/6/26	142,780	—	142,780
Petroleos Mexicanos	Deutsche Bank AG	2,937	4.20% (pays monthly)(1)	1.25	7/6/26	37,782	—	37,782
Petroleos Mexicanos	Goldman Sachs International	17,676	1.00% (pays quarterly)(1)	1.15	12/20/25	16,980	46,464	63,444
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	25,000	1.00% (pays quarterly)(1)	1.15	12/20/25	24,017	58,735	82,752
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(1)	1.15	3/20/26	6,011	79,134	85,145
U.S. Land Banking	Goldman Sachs International	60,000	5.50% (pays monthly)(1)	5.46	10/10/29	279,067	—	279,067
U.S. Single Family Rental	Goldman Sachs International	14,144	7.85% (pays monthly)(1)	7.68	3/15/28	235,128	16,691	251,819
Total		$148,120				$795,802	$209,509	$1,005,311
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $148,120,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	100,000	Return on iBoxx USD Liquid High Yield Index (pays upon termiantion)	SOFR (pays upon termination)	12/22/25	$(278,910)
UBS AG	USD	100,278	Positive return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	4/7/26	(204,163)
UBS AG	USD	50,179	Positive return on Diversified Volatility Risk Premia Strategy*(b) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(b) (pays monthly)	4/7/26	(102,164)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
UBS AG	USD	50,045	Positive return on Diversified Volatility Risk Premia Strategy*(c) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(c) (pays monthly)	4/7/26	$(320,800)
						$(906,037)
*	Represents a custom swap created by UBS AG. Through the underlying strategies, the UBS Diversified Volatility Risk Premia Strategy (the “Volatility Swap”) is a synthetic investment strategy that provides exposure to a diversified set of short volatility strategies (“Components”). The Volatility Swap aims to generate returns by systematically capturing volatility risk premia across asset classes, including commodities, rates and equities. The strategy is designed to be market-neutral and seeks to deliver diversified sources of return that are not directly correlated with traditional asset classes. The Volatility Swap is rebalanced monthly to maintain targeted risk budgeting weights across its Components.
(a) The Components of the Volatility Swap along with the value of each Component are listed below:
Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$12,762	$61,492	12.7%
EU Short Variance Replication Strategy(2)	9,679	(36,583)	9.7
US Short Variance Replication Strategy(3)	15,903	(3,720,764)	15.9
USD Swaption Triangle L1 Strategy(4)	19,618	399,146	19.6
Gold Short Variance Replication Strategy(5)	12,183	3,307,839	12.1
Brent Volatility Carry with Protection (Put) Strategy(6)	9,451	(31,551)	9.4
WTI Volatility Carry with Protection (Put) Strategy(7)	9,045	95,059	9.0
VIX Volatility Carry with Protection Strategy(8)	11,637	(278,801)	11.6
Total	$100,278	$(204,163)	100.0%
(b) The Components of the Volatility Swap along with the value of each Component are listed below:
Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$6,386	$30,771	12.7%
EU Short Variance Replication Strategy(2)	4,843	(18,306)	9.7
US Short Variance Replication Strategy(3)	7,958	(1,861,889)	15.9
USD Swaption Triangle L1 Strategy(4)	9,817	199,735	19.6
Gold Short Variance Replication Strategy(5)	6,097	1,655,258	12.1
Brent Volatility Carry with Protection (Put) Strategy(6)	4,729	(15,788)	9.4
WTI Volatility Carry with Protection (Put) Strategy(7)	4,526	47,568	9.0
VIX Volatility Carry with Protection Strategy(8)	5,823	(139,513)	11.6
Total	$50,179	$(102,164)	100.0%
(c) The Components of the Volatility Swap along with the value of each Component are listed below:

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$6,346	$25,607	12.7%
EU Short Variance Replication Strategy(2)	4,765	25,909	9.5
US Short Variance Replication Strategy(3)	7,863	(1,809,394)	15.7
USD Swaption Triangle L1 Strategy(4)	10,081	(135,995)	20.2
Gold Short Variance Replication Strategy(5)	6,030	1,667,642	12.0
Brent Volatility Carry with Protection (Put) Strategy(6)	4,697	(16,833)	9.4
WTI Volatility Carry with Protection (Put) Strategy(7)	4,528	12,885	9.0
VIX Volatility Carry with Protection Strategy(8)	5,735	(90,621)	11.5
Total	$50,045	$(320,800)	100.0%
(1)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the Australian equity market. This strategy consists of exchange-traded written put and call options on the S&P/ASX 200 Index, combined with a position in the underlying index.
(2)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the European equity market. This strategy consists of exchange-traded written put and call options on the EURO STOXX 50 Index, combined with a short futures position in the underlying index.
(3)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the S&P 500 Index, combined with a short futures position in the underlying index.
(4)	The strategy seeks to capture the volatility risk premium in U.S. rates by selling swaption straddles. The strategy consists of swaptions and U.S. interest rate swaps.
(5)	The strategy seeks to capture the implied volatility premium of Gold. The strategy consists of exchange-traded written put and call options on GLD ETF, combined with a position in the GLD ETF.
(6)	The strategy seeks to capture the implied volatility premium of Brent crude oil. The strategy consists of purchased put options and written put and call options on Brent crude oil futures and a long futures position.
(7)	The strategy seeks to capture the implied volatility premium of WTI crude oil. The strategy consists of purchased put options and written put and call options on WTI crude oil futures and a long futures position.
(8)	The strategy seeks to provide exposure to the volatility risk premium on VIX. The strategy consists of written put and call options, as well as purchased call options, on VIX futures, combined with a position in VIX futures.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 527,967,209 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$670,697
				$670,697
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	– Euro Interbank Offered Rate
JIBAR	– Johannesburg Interbank Average Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

SONIA	– Sterling Overnight Interbank Average
SORA	– Singapore Overnight Rate Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate

TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
COP	– Colombian Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
KRW	– South Korean Won
MXN	– Mexican Peso

NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $11,292,693,017)	$11,524,179,499
Affiliated investments, at value (identified cost $279,205,233)	279,205,233
Cash	453,972
Deposits for reverse repurchase agreements	240,000
Deposits for forward commitment securities	6,598,000
Deposits for derivatives collateral:
Futures contracts	1,891,565
Centrally cleared derivatives	49,812,014
OTC derivatives	2,430,000
Foreign currency, at value (identified cost $42,016,738)	41,569,009
Interest and dividends receivable	63,964,580
Dividends receivable from affiliated investments	952,971
Receivable for investments sold	1,173,101,720
Receivable for TBA sale commitments	823,961,354
Receivable for variation margin on open centrally cleared derivatives	2,938,481
Receivable for open forward foreign currency exchange contracts	6,911,802
Receivable for open swap contracts	4,573,854
Receivable for open non-deliverable bond forward contracts	98,126
Tax reclaims receivable	2,725
Trustees' deferred compensation plan	134,000
Total assets	$13,983,018,905
Liabilities
Cash collateral due to brokers	$8,098,000
Payable for reverse repurchase agreements, including accrued interest of $13,480	73,120,217
Payable for investments purchased	78,552,341
Payable for when-issued/delayed delivery/forward commitment securities	3,524,685,083
TBA sale commitments, at value (proceeds receivable $823,961,354)	817,075,214
Payable for variation margin on open futures contracts	356,026
Payable for open forward foreign currency exchange contracts	8,023,538
Payable for open swap contracts	906,037
Payable for closed swap contracts	134,875
Upfront receipts on open OTC swap contracts	209,509
Payable for open non-deliverable bond forward contracts	270,741
Payable to affiliates:
Investment adviser fee	3,961,837
Trustees' fees	9,222
Trustees' deferred compensation plan	134,000
Accrued foreign capital gains taxes	325,436
Accrued expenses	1,101,535
Total liabilities	$4,516,963,611
Net Assets applicable to investors' interest in Portfolio	$9,466,055,294

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $26,335)	$12,058,714
Dividend income from affiliated investments	8,906,152
Interest income (net of foreign taxes withheld of $388,413)	470,103,955
Other income	714,335
Total investment income	$491,783,156
Expenses
Investment adviser fee	$35,155,928
Trustees’ fees and expenses	109,754
Custodian fee	2,018,267
Legal and accounting services	678,164
Interest expense and fees	23,686,302
Interest expense on securities sold short	1,571,954
Miscellaneous	391,289
Total expenses	$63,611,658
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$301,720
Total expense reductions	$301,720
Net expenses	$63,309,938
Net investment income	$428,473,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $672,148)	$38,356,720
Written swaptions	(532,428)
Securities sold short	865,670
Futures contracts	(6,578,602)
Swap contracts	(5,925,721)
Foreign currency transactions	(1,058,145)
Forward foreign currency exchange contracts	(98,571,957)
Non-deliverable bond forward contracts	235,631
Net realized loss	$(73,208,832)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $325,436)	$292,912,968
Securities sold short	(518,443)
TBA sale commitments	6,616,339
Futures contracts	47,612,920
Swap contracts	(934,697)
Foreign currency	(2,134,002)
Forward foreign currency exchange contracts	(17,440,137)
Non-deliverable bond forward contracts	(172,615)
Net change in unrealized appreciation (depreciation)	$325,942,333
Net realized and unrealized gain	$252,733,501
Net increase in net assets from operations	$681,206,719

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$428,473,218	$212,623,005
Net realized loss	(73,208,832)	(34,734,528)
Net change in unrealized appreciation (depreciation)	325,942,333	189,720,838
Net increase in net assets from operations	$681,206,719	$367,609,315
Capital transactions:
Contributions	$4,293,087,455	$1,967,233,702
Withdrawals	(416,866,718)	(419,677,813)
Net increase in net assets from capital transactions	$3,876,220,737	$1,547,555,889
Net increase in net assets	$4,557,427,456	$1,915,165,204
Net Assets
At beginning of year	$4,908,627,838	$2,993,462,634
At end of year	$9,466,055,294	$4,908,627,838

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	0.94%	0.94%	0.66%	0.67%	0.70%
Net expenses(2)	0.94%(3)	0.94%(3)	0.64%(3)	0.66%(3)	0.70%
Net investment income	6.35%	5.78%	5.82%	4.04%	4.22%
Portfolio Turnover(4)	306%	280%	526%	400%	218%
Total Return	10.44%	11.62%	2.94%	(2.97)%	3.53%
Net assets, end of year (000’s omitted)	$9,466,055	$4,908,628	$2,993,463	$2,183,251	$1,881,061
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense on securities sold short and/or reverse repurchase agreements of 0.37%, 0.36%, 0.01%, 0.02% and 0.03% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, 0.02% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(4)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 98.7% and 1.3%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2025 were $22,201,476 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

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October 31, 2025
Notes to Consolidated Financial Statements — continued

G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

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October 31, 2025
Notes to Consolidated Financial Statements — continued

N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.

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October 31, 2025
Notes to Consolidated Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $35,155,928 or 0.52% of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $301,720 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans,TBA transactions and securities sold short, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$4,671,503,945	$2,706,826,898
U.S. Government and Agency Securities	23,352,664,507	20,744,049,598
	$28,024,168,452	$23,450,876,496
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$11,574,398,818
Gross unrealized appreciation	$354,436,414
Gross unrealized depreciation	(198,450,398)
Net unrealized appreciation	$155,986,016

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October 31, 2025
Notes to Consolidated Financial Statements — continued

5  Restricted Securities
At October 31, 2025, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$ 32,576,767
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	2,764,799
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	14,622,823
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000,000	34,000,000	44,461,800
Total Insurance Linked Securities			$48,695,114	$94,426,189
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,224,000	$ 7,880,000	$ 8,405,397
Total Preferred Stocks			$7,880,000	$8,405,397
Total Restricted Securities			$56,575,114	$102,831,586
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Consolidated Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into total return swaps to enhance total return.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $9,200,316. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $76,183,853 at October 31, 2025.

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October 31, 2025
Notes to Consolidated Financial Statements — continued

The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$1,383,000	$1,383,000
Not applicable	1,022,677(1)	—	7,437,288(1)	21,647,297(1)	30,107,262
Receivable for open forward foreign currency exchange contracts	—	—	6,911,802	—	6,911,802
Receivable for open swap contracts; Upfront receipts on open OTC swap contracts	795,802	—	—	3,568,543	4,364,345
Receivable for open non-deliverable bond forward contracts	—	—	—	98,126	98,126
Total Asset Derivatives	$1,818,479	$ —	$14,349,090	$26,696,966	$42,864,535
Derivatives not subject to master netting or similar agreements	$1,022,677	$ —	$7,437,288	$21,647,297	$30,107,262
Total Asset Derivatives subject to master netting or similar agreements	$795,802	$ —	$6,911,802	$5,049,669	$12,757,273
Not applicable	$(92,521)	$ —	$(19,441,525)(1)	$(4,781,255)(1)	$(24,315,301)
Payable for open forward foreign currency exchange contracts	—	—	(8,023,538)	—	(8,023,538)
Payable for open swap contracts	—	(585,237)	—	(320,800)	(906,037)
Payable for open non-deliverable bond forward contracts	—	—	—	(270,741)	(270,741)
Total Liability Derivatives	$(92,521)	$(585,237)	$(27,465,063)	$(5,372,796)	$(33,515,617)
Derivatives not subject to master netting or similar agreements	$(92,521)	$ —	$(19,441,525)	$(4,781,255)	$(24,315,301)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(585,237)	$(8,023,538)	$(591,541)	$(9,200,316)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$2,898,770	$(288,405)	$(2,573,165)	$ —	$37,200
Barclays Bank PLC	88,039	(88,039)	—	—	—
Citibank, N.A.	1,853,311	(1,853,311)	—	—	—
Deutsche Bank AG	395,812	—	—	(210,000)	185,812
Goldman Sachs International	880,017	(615,010)	—	—	265,007
HSBC Bank USA, N.A.	4,415	(4,415)	—	—	—
JPMorgan Chase Bank, N.A.	2,083,725	(291,712)	—	(1,280,000)	512,013
Standard Chartered Bank	1,900,747	(755,410)	—	—	1,145,337
State Street Bank and Trust Company	1,193,602	—	—	(940,000)	253,602

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
UBS AG	$1,458,835	$(711,237)	$(131,891)	$ —	$615,707
	$12,757,273	$(4,607,539)	$(2,705,056)	$(2,430,000)	$3,014,678

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(288,405)	$288,405	$ —	$ —	$ —
Barclays Bank PLC	(129,948)	88,039	—	—	(41,909)
BNP Paribas	(450,811)	—	450,811	—	—
Citibank, N.A.	(5,437,595)	1,853,311	3,057,720	—	(526,564)
Goldman Sachs International	(615,010)	615,010	—	—	—
HSBC Bank USA, N.A.	(520,188)	4,415	515,773	—	—
JPMorgan Chase Bank, N.A.	(291,712)	291,712	—	—	—
Standard Chartered Bank	(755,410)	755,410	—	—	—
UBS AG	(711,237)	711,237	—	—	—
	$(9,200,316)	$4,607,539	$4,024,304	$ —	$(568,473)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to repurchase and reverse repurchase agreements at October 31, 2025 is included at Note 8.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$ —	$ —	$608,156	$(5,243,190)	$(4,635,034)
Written swaptions	—	—	—	—	(532,428)	(532,428)
Futures contracts	13,173,896	—	—	—	(19,752,498)	(6,578,602)
Swap contracts	—	(90,299)	—	543,564	(6,378,986)	(5,925,721)
Forward foreign currency exchange contracts	—	—	—	(98,571,957)	—	(98,571,957)
Non-deliverable bond forward contracts	—	—	—	—	235,631	235,631
Total	$13,173,896	$(90,299)	$ —	$(97,420,237)	$(31,671,471)	$(116,008,111)
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$ —	$ —	$628,974	$641,218	$1,270,192
Futures contracts	(1,926,156)	—	—	—	49,539,076	47,612,920
Swap contracts	—	764,612	(585,237)	—	(1,114,072)	(934,697)
Forward foreign currency exchange contracts	—	—	—	(17,440,137)	—	(17,440,137)
Non-deliverable bond forward contracts	—	—	—	—	(172,615)	(172,615)
Total	$(1,926,156)	$764,612	$(585,237)	$(16,811,163)	$48,893,607	$30,335,663
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$2,623,804,000	$668,999,000	$1,986,118,000	$23,817,000	$256,045,000
Purchased Put Options	Written Swaptions	Swap Contracts
$24,738,000	$80,984,000	$2,085,495,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	10/30/25	On Demand(1)	4.28%	$21,907,311	$21,909,916
MUFG Securities Americas, Inc.	10/30/25	11/10/25	4.25	41,309,313	41,319,067
TD Securities (USA) LLC	10/30/25	On Demand(1)	4.08	9,890,113	9,891,234
Total				$73,106,737	$73,120,217
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2025, the type of securities pledged by the Portfolio as collateral for all open reverse repurchase agreements was Collateralized Mortgage Obligations and U.S. Government Agency Mortgage-Backed Securities.
At October 31, 2025, the Portfolio held cash collateral of $240,000 from MUFG Securities Americas, Inc.
For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $539,249,000 and 4.35%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2025.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
Bank of Montreal	$(21,909,916)	$ —	$21,909,916	$ —	$ —
MUFG Securities Americas, Inc.	(41,319,067)	—	41,319,067	—	—
TD Securities (USA) LLC	(9,891,234)	—	9,891,234	—	—
	$(73,120,217)	$ —	$73,120,217	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

9  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $279,205,233, which represents 3.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$126,551,697	$5,485,992,446	$(5,333,338,910)	$ —	$ —	$279,205,233	$8,906,152	279,205,233
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 966,739,045	$ —	$ 966,739,045
Closed-End Funds	8,002,413	—	—	8,002,413
Collateralized Mortgage Obligations	—	4,231,014,588	—	4,231,014,588
Commercial Mortgage-Backed Securities	—	551,835,709	—	551,835,709
Common Stocks	24,812,823	69,414,715*	—	94,227,538
Convertible Bonds	—	247,758,112	—	247,758,112
Convertible Preferred Stocks	7,618,475	—	—	7,618,475
Exchange-Traded Funds	58,442,384	—	—	58,442,384
Foreign Corporate Bonds	—	718,956,019	0	718,956,019
Government National Mortgage Association Participation Agreements	—	170,351,354	—	170,351,354
Insurance Linked Securities	—	—	201,424,147	201,424,147
Loan Participation Notes	—	—	153,735	153,735
Preferred Stocks	5,978,320	8,405,397	—	14,383,717
Rights	1,001	131,531	—	132,532
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	38,601,216	—	38,601,216
Sovereign Government Bonds	—	1,144,480,839	—	1,144,480,839
U.S. Department of Agriculture Loans	—	7,383,256	—	7,383,256
U.S. Government Agency Commercial Mortgage-Backed Securities	—	12,944,485	—	12,944,485
U.S. Government Agency Mortgage-Backed Securities	—	2,861,314,146	—	2,861,314,146
U.S. Government Guaranteed Small Business Administration Loans	—	6,027,719	—	6,027,719

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$279,205,233	$ —	$ —	$ 279,205,233
Sovereign Government Securities	—	19,509,181	—	19,509,181
U.S. Treasury Obligations	—	161,495,889	—	161,495,889
Purchased Interest Rate Swaptions	—	1,383,000	—	1,383,000
Total Investments	$384,060,649	$11,217,746,201	$201,577,882	$11,803,384,732
Forward Foreign Currency Exchange Contracts	$ —	$ 14,349,090	$ —	$ 14,349,090
Non-Deliverable Bond Forward Contracts	—	98,126	—	98,126
Futures Contracts	9,044,221	—	—	9,044,221
Swap Contracts	—	17,990,098	—	17,990,098
Total	$393,104,870	$11,250,183,515	$201,577,882	$11,844,866,267
Liability Description
TBA Sale Commitments	$ —	$ (817,075,214)	$ —	$ (817,075,214)
Forward Foreign Currency Exchange Contracts	—	(27,465,063)	—	(27,465,063)
Non-Deliverable Bond Forward Contracts	—	(270,741)	—	(270,741)
Futures Contracts	(302,297)	—	—	(302,297)
Swap Contracts	—	(5,477,516)	—	(5,477,516)
Total	$ (302,297)	$ (850,288,534)	$ —	$ (850,590,831)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$128,235,686	$7,976,061	$136,211,747
Realized gains (losses)	—	(17,537)	(925,644)	(943,181)
Change in net unrealized appreciation (depreciation)	—	27,783,134	902,288	28,685,422
Cost of purchases	—	79,676,193	—	79,676,193
Proceeds from sales, including return of capital	—	(34,253,329)	(7,802,762)	(42,056,091)
Accrued discount (premium)	—	—	3,792	3,792
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of October 31, 2025	$0	$201,424,147	$153,735	$201,577,882
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2025	$ —	$32,831,355	$6,889	$32,838,244
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2025:
Type of Investment	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	153,735	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.32%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Global Opportunities Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Strategic Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Strategic Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Strategic Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Strategic Income Fund (the “Fund”) and Eaton Vance Management (“EVM”) as well as the investment advisory agreement between Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. In regard to the Portfolio, the Board considered BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board noted that, effective January 16, 2024, the Fund changed its name and investment strategies to no longer limit its average duration under normal market conditions to 3.5 years or less. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

Eaton Vance
Strategic Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

ETSIX-NCSR    10.31.25

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Tax-Managed Equity Asset Allocation Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Portfolio of Investments

Affiliated Investment Funds — 8.3%
Security	Shares	Value
Eaton Vance Global Equity Income Fund, Class I(1)	3,685,551	$ 70,983,704
Affiliated Investment Funds (identified cost $63,391,872)		$ 70,983,704

Investments in Affiliated Portfolios — 87.9%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $60,514,177)	$318,865,179
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $49,939,642)	142,963,559
Tax-Managed Small-Cap Portfolio (identified cost, $65,277,783)	69,543,153
Tax-Managed Value Portfolio (identified cost, $132,992,813)	224,516,294
Total Investments in Affiliated Portfolios (identified cost $308,724,415)	$755,888,185

Debt Obligations — 3.5%(2)
Security	Principal Amount (000's omitted)	Value
Banks — 2.2%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(3)(4)	$600	$ 671,498
Banco Mercantil del Norte SA/Grand Cayman:
8.375% to 10/14/30(3)(4)(5)	600	643,573
8.375% to 5/20/31(3)(4)(5)	200	209,423
Banco Santander SA, 9.625% to 5/21/33(3)(4)	800	976,162
Bank of America Corp.:
6.625% to 5/1/30(3)(4)	500	521,203
Series TT, 6.125% to 4/27/27(3)(4)	425	430,599
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	964	1,023,055
Barclays PLC, 8.00% to 3/15/29(3)(4)	526	561,674
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	203	183,575
7.75% to 8/16/29(3)(4)(5)	505	532,913
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(4)	970	1,000,861
Citigroup, Inc.:
6.875% to 8/15/30(3)(4)	300	309,433
6.95% to 2/15/30(3)(4)	440	453,205
Series W, 4.00% to 12/10/25(3)(4)	298	297,820
Deutsche Bank AG, 8.13% to 4/30/30(3)(4)(6)	400	426,796
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	429	450,275
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	$395	$ 400,823
ING Groep NV, 8.00% to 5/16/30(3)(4)(6)	670	726,319
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	559	552,793
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	968,603
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	200	182,265
8.125% to 11/10/33(3)(4)	460	518,473
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	800	807,477
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(4)	300	299,674
7.50% to 5/2/29, 5/2/84(4)	820	872,227
Societe Generale SA, 5.375% to 11/18/30(3)(4)(5)	1,034	983,099
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	230	241,740
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	600	645,191
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	975	1,031,046
Truist Financial Corp.:
Series P, 4.95% to 11/13/25(3)(4)	125	125,074
Series Q, 5.10% to 3/1/30(3)(4)	134	134,565
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	419	380,375
6.85% to 9/10/29(3)(4)(5)	675	691,832
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	984	978,140
		$ 19,231,781
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$1,270	$ 1,192,375
		$ 1,192,375
Construction Materials — 0.1%
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$437	$ 454,567
		$ 454,567
Diversified Financial Services — 0.3%
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	$914	$ 896,862
Goldman Sachs Group, Inc.:
3.80%, to 5/10/26(3)(4)	325	320,677
Series V, 4.125% to 11/10/26(3)(4)	768	758,104
Series W, 7.50% to 2/10/29(3)(4)	230	244,602
Nomura Holdings, Inc., 7.00% to 7/15/30(3)(4)	300	310,868
		$ 2,531,113

1

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.2%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 574,866
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	453,583
Sempra, 4.125% to 1/1/27, 4/1/52(4)	581	568,107
		$ 1,596,556
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$470	$ 460,974
		$ 460,974
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(3)(5)	$824	$ 815,760
		$ 815,760
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$408	$ 400,853
		$ 400,853
Insurance — 0.1%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	$1,176	$ 1,149,808
		$ 1,149,808
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$606	$ 651,168
Energy Transfer LP, Series B, 6.625% to 2/15/28(3)(4)	359	358,959
		$ 1,010,127
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(4)(5)	$845	$ 840,657
		$ 840,657
Total Debt Obligations (identified cost $28,733,439)		$ 29,684,571

Exchange-Traded Funds — 0.0%†
Security	Shares	Value
Equity Funds — 0.0%†
iShares Preferred & Income Securities ETF	10,500	$ 327,705
Total Exchange-Traded Funds (identified cost $321,825)		$ 327,705

Preferred Stocks — 0.3%
Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., Series H, 7.375%	5,587	$ 147,553
Comerica, Inc., Series B, 6.875% to 10/1/30(4)(7)	13,155	337,557
		$ 485,110
Capital Markets — 0.0%†
Bank of New York Mellon Corp., Series K, 6.15% to 3/20/30(4)	10,800	$ 278,208
		$ 278,208
Electric Utilities — 0.0%†
Brookfield BRP Holdings Canada, Inc.:
4.625%	17,551	$ 270,461
7.25%	4,870	122,626
SCE Trust IV, Series J, 7.431% to 11/30/25(4)	2,004	47,595
		$ 440,682
Insurance — 0.2%
American National Group, Inc., 7.375%	12,500	$ 318,125
Aspen Insurance Holdings Ltd., 7.00%	12,804	322,277
Athene Holding Ltd., Series A, 6.35% to 6/30/29(4)	30,000	748,500
		$ 1,388,902
Total Preferred Stocks (identified cost $2,723,650)		$ 2,592,902

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(8)	709,420	$ 709,420
Total Short-Term Investments (identified cost $709,420)		$ 709,420
Total Investments — 100.1% (identified cost $404,604,621)		$860,186,487
Other Assets, Less Liabilities — (0.1)%		$ (442,648)
Net Assets — 100.0%		$859,743,839
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 9).

2

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Portfolio of Investments — continued

(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $7,782,444 or 0.9% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $1,798,306 or 0.2% of the Fund's net assets.
(7)	Non-income producing security.
(8)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2025.
3

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $31,778,914)	$32,605,178
Affiliated investments, at value (identified cost $372,825,707)	827,581,309
Cash	19,518
Foreign currency, at value (identified cost $4,583)	4,515
Interest and dividends receivable	346,773
Dividends receivable from affiliated investments	1,114
Receivable for Fund shares sold	72,914
Tax reclaims receivable	96,783
Receivable from affiliates	51,710
Total assets	$860,779,814
Liabilities
Payable for investments purchased	$287
Payable for Fund shares redeemed	440,066
Payable to affiliates:
Investment adviser fee	134,421
Administration fee	108,289
Distribution and service fees	155,122
Sub-transfer agency fee	20,260
Trustees' fees	42
Payable for legal and accounting services	104,819
Accrued expenses	72,669
Total liabilities	$1,035,975
Net Assets	$859,743,839
Sources of Net Assets
Paid-in capital	$199,812,259
Distributable earnings	659,931,580
Net Assets	$859,743,839
Class A Shares
Net Assets	$547,252,687
Shares Outstanding	13,700,268
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.94
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$42.15
Class C Shares
Net Assets	$47,901,990
Shares Outstanding	1,320,911
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$36.26
Class I Shares
Net Assets	$264,589,162
Shares Outstanding	6,624,010
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.94
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $10,608)	$262,396
Dividend income from affiliated investments	2,045,227
Dividend income allocated from affiliated Portfolios (net of foreign taxes withheld of $192,149)	8,317,587
Interest income	1,580,409
Securities lending income allocated from affiliated Portfolios, net	8,375
Expenses allocated from affiliated Portfolios	(4,169,581)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	5,767
Total investment income	$8,050,180
Expenses
Investment adviser fee	$1,425,645
Administration fee	1,197,415
Distribution and service fees:
Class A	1,308,799
Class C	429,171
Trustees’ fees and expenses	500
Custodian fee	50,174
Transfer and dividend disbursing agent fees	333,858
Legal and accounting services	165,330
Printing and postage	30,116
Registration fees	56,946
Miscellaneous	36,530
Total expenses	$5,034,484
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$387,943
Total expense reductions	$387,943
Net expenses	$4,646,541
Net investment income	$3,403,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$222,253
Foreign currency transactions	361
Net realized gain (loss) allocated from affiliated Portfolios:
Investment transactions	53,745,302
Foreign currency transactions	48,126
Net realized gain	$54,016,042
Change in unrealized appreciation (depreciation):
Investments	$667,029
Investments - affiliated investments	7,591,832
Foreign currency	7,331
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios:
Investments	33,340,745
Foreign currency	4,433
Net change in unrealized appreciation (depreciation)	$41,611,370
Net realized and unrealized gain	$95,627,412
Net increase in net assets from operations	$99,031,051
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,403,639	$2,773,141
Net realized gain	54,016,042	30,660,247
Net change in unrealized appreciation (depreciation)	41,611,370	156,154,902
Net increase in net assets from operations	$99,031,051	$189,588,290
Distributions to shareholders:
Class A	$(4,156,926)	$(2,419,217)
Class C	(311,595)	—
Class I	(2,246,457)	(1,234,357)
Total distributions to shareholders	$(6,714,978)	$(3,653,574)
Transactions in shares of beneficial interest:
Class A	$(29,655,115)	$(18,226,564)
Class C	2,723,443	(2,594,057)
Class I	26,811,031	21,267,992
Net increase (decrease) in net assets from Fund share transactions	$(120,641)	$447,371
Net increase in net assets	$92,195,432	$186,382,087
Net Assets
At beginning of year	$767,548,407	$581,166,320
At end of year	$859,743,839	$767,548,407
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$35.65	$27.00	$25.67	$31.71	$23.07
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.12	$0.18	$0.15	$0.10
Net realized and unrealized gain (loss)	4.43	8.69	1.35	(5.38)	8.69
Total income (loss) from operations	$4.58	$8.81	$1.53	$(5.23)	$8.79
Less Distributions
From net investment income	$(0.04)	$(0.16)	$(0.14)	$(0.10)	$(0.15)
From net realized gain	(0.25)	—	(0.06)	(0.71)	—
Total distributions	$(0.29)	$(0.16)	$(0.20)	$(0.81)	$(0.15)
Net asset value — End of year	$39.94	$35.65	$27.00	$25.67	$31.71
Total Return(2)	12.93%	32.73%	6.01%	(16.91)%	38.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$547,253	$517,186	$406,567	$405,236	$513,507
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.19%	1.19%	1.22%	1.25%	1.26%
Net expenses	1.14%(5)	1.19%(5)	1.22%(5)	1.25%(5)	1.26%
Net investment income	0.40%	0.37%	0.66%	0.56%	0.35%
Portfolio Turnover of the Fund(6)	10%	4%	4%	5%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Fund's and Portfolios’ adviser fees due to the Fund's and Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.05% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(6)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$32.60	$24.74	$23.57	$29.23	$21.31
Income (Loss) From Operations
Net investment loss(1)	$(0.12)	$(0.11)	$(0.02)	$(0.05)	$(0.10)
Net realized and unrealized gain (loss)	4.03	7.97	1.25	(4.96)	8.02
Total income (loss) from operations	$3.91	$7.86	$1.23	$(5.01)	$7.92
Less Distributions
From net realized gain	$(0.25)	$—	$(0.06)	$(0.65)	$—
Total distributions	$(0.25)	$—	$(0.06)	$(0.65)	$—
Net asset value — End of year	$36.26	$32.60	$24.74	$23.57	$29.23
Total Return(2)	12.11%	31.73%	5.22%	(17.53)%	37.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$47,902	$40,364	$32,698	$34,490	$43,788
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.94%	1.94%	1.97%	2.00%	2.01%
Net expenses	1.89%(5)	1.94%(5)	1.97%(5)	2.00%(5)	2.01%
Net investment loss	(0.36)%	(0.38)%	(0.09)%	(0.19)%	(0.38)%
Portfolio Turnover of the Fund(6)	10%	4%	4%	5%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Fund's and Portfolios’ adviser fees due to the Fund's and Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.05% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(6)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$35.65	$26.99	$25.67	$31.70	$23.06
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.20	$0.25	$0.23	$0.17
Net realized and unrealized gain (loss)	4.43	8.69	1.34	(5.37)	8.68
Total income (loss) from operations	$4.67	$8.89	$1.59	$(5.14)	$8.85
Less Distributions
From net investment income	$(0.13)	$(0.23)	$(0.21)	$(0.18)	$(0.21)
From net realized gain	(0.25)	—	(0.06)	(0.71)	—
Total distributions	$(0.38)	$(0.23)	$(0.27)	$(0.89)	$(0.21)
Net asset value — End of year	$39.94	$35.65	$26.99	$25.67	$31.70
Total Return(2)	13.20%	33.09%	6.26%	(16.68)%	38.56%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$264,589	$209,999	$141,901	$125,810	$149,762
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.94%	0.94%	0.97%	1.00%	1.01%
Net expenses	0.89%(5)	0.94%(5)	0.97%(5)	1.00%(5)	1.01%
Net investment income	0.64%	0.61%	0.90%	0.81%	0.60%
Portfolio Turnover of the Fund(6)	10%	4%	4%	5%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Fund's and Portfolios’ adviser fees due to the Fund's and Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.05% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(6)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund currently pursues its objective by investing directly in securities, affiliated investment Funds and in interests in four tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at October 31, 2025 were as follows: Tax-Managed Growth Portfolio (4.7%), Tax-Managed Multi-Cap Growth Portfolio (46.1%), Tax-Managed Small-Cap Portfolio (37.3%) and Tax-Managed Value Portfolio (21.1%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The valuation policies common to the Portfolios are as follows:
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolios' investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as
10

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Notes to Financial Statements — continued

industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
B  Income—The Fund's net investment income or loss includes the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
11

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$1,297,162	$3,653,574
Long-term capital gains	$5,417,816	$ —
During the year ended October 31, 2025, distributable earnings was decreased by $1,008,311 and paid-in capital was increased by $1,008,311 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 2,811,410
Undistributed long-term capital gains	32,224,857
Net unrealized appreciation	624,664,275
Other temporary differences	231,038
Distributable earnings	$659,931,580
The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$235,529,543
Gross unrealized appreciation	$625,032,115
Gross unrealized depreciation	(375,171)
Net unrealized appreciation	$624,656,944
12

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.600%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2.5 billion	0.550%
$2.5 billion and over	0.525%
The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the advisory fees paid by the Portfolios.
The Fund and the Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Fund and the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Fund and the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $387,943 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $5,767 relating to the Portfolios’ investments in the Liquidity Fund.
For the year ended October 31, 2025, the Fund’s investment adviser fee totaled $5,289,662, of which $3,864,017 was allocated from the Portfolios and $1,425,645 was paid or accrued directly by the Fund. For the year ended October 31, 2025, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.66% of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended October 31, 2025, the administration fee amounted to $1,197,415.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $66,878 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $28,900 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $1,308,799 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $321,878 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $107,293 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
13

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $2,407 and $2,837 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Tax-Managed Growth Portfolio	$ —	$39,860,326
Tax-Managed International Equity Portfolio	794,964	38,562,764
7  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $77,196,484 and $7,290,268, respectively, for the year ended October 31, 2025.
8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	455,640	$16,691,661	603,940	$20,017,336
Issued to shareholders electing to receive payments of distributions in Fund shares	106,197	3,826,278	72,058	2,219,392
Redemptions	(1,369,247)	(50,173,054)	(1,226,418)	(40,463,292)
Net decrease	(807,410)	$(29,655,115)	(550,420)	$(18,226,564)
Class C
Sales	318,705	$10,632,229	204,767	$ 6,073,197
Issued to shareholders electing to receive payments of distributions in Fund shares	9,423	310,106	—	—
Redemptions	(245,542)	(8,218,892)	(287,973)	(8,667,254)
Net increase (decrease)	82,586	$ 2,723,443	(83,206)	$(2,594,057)
Class I
Sales	1,310,928	$47,876,393	1,157,881	$38,517,464
Issued to shareholders electing to receive payments of distributions in Fund shares	60,561	2,177,179	38,518	1,183,648
Redemptions	(638,696)	(23,242,541)	(562,100)	(18,433,120)
Net increase	732,793	$26,811,031	634,299	$21,267,992
14

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Notes to Financial Statements — continued

9  Affiliated Investments
At October 31, 2025, the value of the Fund's investment in affiliated, including funds that may be deemed to be affiliated was $71,693,124, which represents 8.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Investment Funds
Eaton Vance Global Equity Income Fund, Class I	$ —	$63,391,872	$ —	$ —	$7,591,832	$70,983,704	$2,011,872	3,685,551
Short-Term Investments
Liquidity Fund	856,996	11,634,207	(11,781,783)	—	—	709,420	33,355	709,420
Total				$ —	$7,591,832	$71,693,124	$2,045,227
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$ 70,983,704	$ —	$ —	$ 70,983,704
Investments in Affiliated Portfolios	755,888,185	—	—	755,888,185
Debt Obligations	—	29,684,571	—	29,684,571
Exchange-Traded Funds	327,705	—	—	327,705
Preferred Stocks	2,592,902	—	—	2,592,902
Short-Term Investments	709,420	—	—	709,420
Total Investments	$830,501,916	$29,684,571	$ —	$860,186,487
15

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Tax-Managed Equity Asset Allocation Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
16

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $7,970,679, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $33,073,863 or, if subsequently determined to be different, the net capital gain of such year.
17

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
18

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
19

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, is in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education and experience of the investment professionals who provide services to the Fund and the Portfolios. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered each Adviser’s experience managing funds that seek to maximize after-tax returns. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in preferred stocks. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance and blended benchmark indexes for the three-year period. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
20

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.
21

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EAEAX-NCSR    10.31.25

Eaton Vance
Global Income Builder Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Global Income Builder Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments

Common Stocks — 63.6%
Security	Shares	Value
Aerospace & Defense — 1.8%
BAE Systems PLC	115,634	$ 2,848,467
Leonardo SpA	12,207	718,195
Safran SA	4,848	1,722,583
		$ 5,289,245
Automobiles — 0.3%
Tesla, Inc.(1)	1,938	$ 884,813
		$ 884,813
Banks — 5.7%
Banco Santander SA	171,853	$ 1,751,214
Barclays PLC	361,584	1,939,399
BNP Paribas SA	22,116	1,713,060
Citigroup, Inc.	15,060	1,524,524
Grupo Financiero Banorte SAB de CV, Class O	106,055	995,616
HDFC Bank Ltd. ADR	22,110	800,824
KBC Group NV	10,039	1,207,786
NatWest Group PLC	171,076	1,317,031
Societe Generale SA	45,820	2,905,932
Toronto-Dominion Bank	12,793	1,050,403
Truist Financial Corp.	25,205	1,124,899
		$ 16,330,688
Beverages — 0.3%
Diageo PLC	13,125	$ 301,898
Pernod Ricard SA	4,918	481,671
		$ 783,569
Biotechnology — 0.2%
CSL Ltd.	4,087	$ 476,284
		$ 476,284
Broadline Retail — 2.3%
Amazon.com, Inc.(1)	27,352	$ 6,679,905
		$ 6,679,905
Capital Markets — 0.7%
Charles Schwab Corp.	12,413	$ 1,173,277
State Street Corp.	8,422	974,088
		$ 2,147,365
Security	Shares	Value
Chemicals — 0.5%
Sika AG	7,027	$ 1,377,206
		$ 1,377,206
Consumer Finance — 0.5%
Capital One Financial Corp.	6,066	$ 1,334,459
		$ 1,334,459
Consumer Staples Distribution & Retail — 0.5%
U.S. Foods Holding Corp.(1)	18,185	$ 1,320,595
		$ 1,320,595
Diversified Telecommunication Services — 0.4%
Zegona Communications PLC(1)	68,676	$ 1,110,463
		$ 1,110,463
Electric Utilities — 1.7%
Iberdrola SA	59,361	$ 1,203,024
NextEra Energy, Inc.	25,955	2,112,737
SSE PLC	56,341	1,419,387
		$ 4,735,148
Electrical Equipment — 1.7%
AMETEK, Inc.	9,317	$ 1,883,059
Schneider Electric SE	10,195	2,904,859
		$ 4,787,918
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	9,152	$ 1,458,554
Halma PLC	32,116	1,496,555
Keyence Corp.	3,732	1,385,074
		$ 4,340,183
Energy — 0.0%†
Enviva LLC(1)	7,255	$ 119,708
		$ 119,708
Energy Equipment & Services — 0.4%
Baker Hughes Co.	23,595	$ 1,142,234
		$ 1,142,234
Entertainment — 0.8%
Walt Disney Co.	20,713	$ 2,332,698
		$ 2,332,698

1
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Financial Services — 1.5%
Global Payments, Inc.	13,657	$ 1,061,968
Visa, Inc., Class A	5,343	1,820,574
Voya Financial, Inc.	18,250	1,358,895
		$ 4,241,437
Food Products — 0.9%
Nestle SA	26,773	$ 2,558,118
		$ 2,558,118
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	8,327	$ 1,029,384
Boston Scientific Corp.(1)	26,387	2,657,699
Coloplast AS, Class B	4,855	439,108
Intuitive Surgical, Inc.(1)	3,409	1,821,360
Straumann Holding AG	6,821	857,411
		$ 6,804,962
Health Care Providers & Services — 0.0%†
Amplifon SpA	3,606	$ 61,626
		$ 61,626
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	44,206	$ 793,498
		$ 793,498
Hotels, Restaurants & Leisure — 3.2%
Amadeus IT Group SA	15,398	$ 1,177,034
Aramark	57,662	2,184,237
Compass Group PLC	92,637	3,066,268
InterContinental Hotels Group PLC	11,055	1,333,533
Marriott International, Inc., Class A	4,962	1,292,998
		$ 9,054,070
Household Products — 0.6%
Reckitt Benckiser Group PLC	21,982	$ 1,681,382
		$ 1,681,382
Industrial Conglomerates — 0.9%
Siemens AG	8,645	$ 2,449,969
		$ 2,449,969
Insurance — 2.5%
AIA Group Ltd.	123,946	$ 1,206,085
Allstate Corp.	5,090	974,837
American International Group, Inc.	19,793	1,562,855
Security	Shares	Value
Insurance (continued)
Assurant, Inc.	4,532	$ 959,515
Prudential PLC	83,616	1,162,938
RenaissanceRe Holdings Ltd.	4,722	1,199,813
		$ 7,066,043
Interactive Media & Services — 3.3%
Alphabet, Inc., Class C	33,533	$ 9,450,270
		$ 9,450,270
Life Sciences Tools & Services — 0.5%
Danaher Corp.	6,334	$ 1,364,217
		$ 1,364,217
Machinery — 1.8%
IDEX Corp.	10,717	$ 1,837,537
Ingersoll Rand, Inc.	20,021	1,528,203
Parker-Hannifin Corp.	2,233	1,725,729
		$ 5,091,469
Metals & Mining — 0.6%
Anglo American PLC	26,818	$ 1,014,595
Rio Tinto Ltd.	9,188	797,760
		$ 1,812,355
Multi-Utilities — 0.2%
CMS Energy Corp.	7,323	$ 538,607
		$ 538,607
Oil, Gas & Consumable Fuels — 2.1%
EOG Resources, Inc.	26,007	$ 2,752,581
EQT Corp.	26,323	1,410,386
Exxon Mobil Corp.	17,134	1,959,444
		$ 6,122,411
Personal Care Products — 0.4%
L'Oreal Prime De Fidelite(1)	1,969	$ 821,686
L'Oreal SA	875	365,147
		$ 1,186,833
Pharmaceuticals — 4.8%
AstraZeneca PLC	20,739	$ 3,420,867
Eli Lilly & Co.	7,594	6,552,559
Mallinckrodt PLC(1)	61	6,283

2
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Pharmaceuticals (continued)
Novo Nordisk AS, Class B	32,868	$ 1,618,147
Zoetis, Inc.	15,027	2,165,240
		$ 13,763,096
Professional Services — 0.7%
Recruit Holdings Co. Ltd.	11,015	$ 546,211
RELX PLC	22,294	985,314
Verisk Analytics, Inc.	2,529	553,244
		$ 2,084,769
Residential REITs — 0.9%
Equity LifeStyle Properties, Inc.	14,212	$ 867,643
Invitation Homes, Inc.	64,466	1,814,718
		$ 2,682,361
Semiconductors & Semiconductor Equipment — 9.5%
ASML Holding NV	4,227	$ 4,469,246
Broadcom, Inc.	8,822	3,260,876
Infineon Technologies AG	26,450	1,049,877
Micron Technology, Inc.	18,010	4,030,098
NVIDIA Corp.	40,728	8,247,013
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,551	3,770,697
Tokyo Electron Ltd.	11,325	2,496,825
		$ 27,324,632
Software — 3.8%
Intuit, Inc.	2,769	$ 1,848,446
Microsoft Corp.	17,370	8,994,360
		$ 10,842,806
Specialty Retail — 0.4%
TJX Cos., Inc.	7,195	$ 1,008,307
		$ 1,008,307
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	17,134	$ 4,632,520
		$ 4,632,520
Textiles, Apparel & Luxury Goods — 1.0%
Cie Financiere Richemont SA, Class A	7,451	$ 1,473,849
LVMH Moet Hennessy Louis Vuitton SE	1,866	1,318,931
		$ 2,792,780
Security	Shares	Value
Trading Companies & Distributors — 0.4%
IMCD NV	11,805	$ 1,223,277
		$ 1,223,277
Total Common Stocks (identified cost $107,663,617)		$181,824,296

Convertible Bonds — 0.2%
Security	Principal Amount* (000's omitted)		Value
Internet — 0.2%
Delivery Hero SE:
Series B, 2.125%, 3/10/29(2)	EUR	300	$ 315,971
3.25%, 2/21/30(2)	EUR	100	111,972
			$ 427,943
Real Estate Investment Trusts (REITs) — 0.0%†
Pebblebrook Hotel Trust, 1.75%, 12/15/26		105	$ 101,001
			$ 101,001
Total Convertible Bonds (identified cost $492,313)			$ 528,944

Corporate Bonds — 32.8%
Security	Principal Amount* (000's omitted)		Value
Advertising — 0.0%†
Stagwell Global LLC, 5.625%, 8/15/29(3)		116	$ 110,636
			$ 110,636
Aerospace & Defense — 0.5%
Bombardier, Inc.:
7.00%, 6/1/32(3)		90	$ 94,603
7.25%, 7/1/31(3)		158	167,902
8.75%, 11/15/30(3)		135	145,766
Czechoslovak Group AS, 5.25%, 1/10/31(3)	EUR	290	348,260
TransDigm, Inc.:
4.625%, 1/15/29		335	329,757
6.25%, 1/31/34(3)		45	46,540
6.375%, 3/1/29(3)		80	82,275
6.625%, 3/1/32(3)		185	191,536
6.75%, 8/15/28(3)		137	139,874
			$ 1,546,513

3
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Auto Parts & Equipment — 0.7%
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(2)	EUR	240	$ 282,818
6.75%, 2/15/30(3)		110	114,111
6.75%, 9/15/32(3)		185	189,431
Ford Motor Credit Co. LLC, 5.303%, 9/6/29		230	230,612
Forvia SE, 8.00%, 6/15/30(3)		241	256,301
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(3)(4)		200	199,428
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(2)(4)	EUR	155	187,954
JB Poindexter & Co., Inc., 8.75%, 12/15/31(3)		200	209,542
New Flyer Holdings, Inc., 9.25%, 7/1/30(3)		168	179,018
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)		307	183,891
			$ 2,033,106
Banks — 1.7%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(5)(6)		200	$ 223,833
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(3)(5)(6)		200	206,695
Banco Santander SA, 9.625% to 5/21/33(5)(6)		200	244,040
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(6)		200	212,252
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(6)		200	213,604
Barclays PLC, 8.00% to 3/15/29(5)(6)		200	213,564
BNP Paribas SA, 7.75% to 8/16/29(3)(5)(6)		200	211,055
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(6)		200	206,363
Citigroup, Inc., 6.95% to 2/15/30(5)(6)		140	144,202
Farm Credit Bank of Texas, 7.75% to 6/15/29(5)(6)		250	262,398
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(5)(6)		125	126,843
ING Groep NV, 8.00% to 5/16/30(2)(5)(6)		200	216,812
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(5)(6)		251	248,213
NatWest Group PLC, 8.125% to 11/10/33(5)(6)		200	225,423
Nordea Bank Abp, 6.75% to 11/10/33(3)(5)(6)		200	206,655
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(5)(6)		100	101,748
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(6)		200	212,738
Societe Generale SA, 5.375% to 11/18/30(3)(5)(6)		200	190,154
State Street Corp., Series J, 6.70% to 9/15/29(5)(6)		80	84,084
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(5)(6)		200	208,409
Swedbank AB, 7.75% to 3/17/30(2)(5)(6)		200	215,064
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)		200	211,497
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(6)		174	174,733
Security	Principal Amount* (000's omitted)		Value
Banks (continued)
UBS Group AG, 4.375% to 2/10/31(3)(5)(6)		200	$ 181,563
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(5)(6)		119	118,291
			$ 4,860,233
Building Products — 1.1%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(3)		197	$ 206,227
Builders FirstSource, Inc.:
4.25%, 2/1/32(3)		249	235,770
5.00%, 3/1/30(3)		90	89,171
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(3)		275	287,117
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(3)		53	51,951
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(3)		469	482,733
JH North America Holdings, Inc.:
5.875%, 1/31/31(3)		91	92,871
6.125%, 7/31/32(3)		118	121,107
Masterbrand, Inc., 7.00%, 7/15/32(3)		373	387,543
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(3)		200	194,560
Quikrete Holdings, Inc.:
6.375%, 3/1/32(3)		293	304,126
6.75%, 3/1/33(3)		340	354,092
Standard Industries, Inc.:
3.375%, 1/15/31(3)		90	82,026
4.375%, 7/15/30(3)		275	265,436
			$ 3,154,730
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(5)(6)		245	$ 230,025
			$ 230,025
Casino & Gaming — 0.1%
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)		250	$ 248,094
			$ 248,094
Chemicals — 1.2%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(2)	EUR	235	$ 255,661
Avient Corp.:
6.25%, 11/1/31(3)		100	102,182
7.125%, 8/1/30(3)		284	292,529
Celanese U.S. Holdings LLC, 7.20%, 11/15/33		717	735,806
Cerdia Finanz GmbH, 9.375%, 10/3/31(3)		405	423,960

4
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Finance PLC:
6.375%, 4/15/29(2)	EUR	100	$ 108,103
7.25%, 3/31/31(2)	EUR	100	106,683
Italmatch Chemicals SpA, 10.00%, 2/6/28(2)	EUR	350	423,591
Olympus Water U.S. Holding Corp., 6.125%, 2/15/33(3)	EUR	625	715,298
Valvoline, Inc., 3.625%, 6/15/31(3)		260	237,401
WR Grace Holdings LLC, 7.375%, 3/1/31(3)		50	50,131
			$ 3,451,345
Commercial Services & Supplies — 2.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(3)		290	$ 290,534
Aegis Lux 1a SARL, 5.625%, 10/29/31(3)(4)	EUR	200	233,138
Allied Universal Holdco LLC, 7.875%, 2/15/31(3)		80	83,380
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(3)		90	92,410
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(3)		200	196,025
4.875%, 6/1/28(2)	GBP	210	269,623
APi Group DE, Inc., 4.75%, 10/15/29(3)		55	53,936
Block, Inc.:
5.625%, 8/15/30(3)		150	152,360
6.00%, 8/15/33(3)		110	112,553
Champions Financing, Inc., 8.75%, 2/15/29(3)		117	113,536
Cimpress PLC, 7.375%, 9/15/32(3)		202	205,553
Currenta Group Holdings SARL, 6.036%, (3 mo. EURIBOR + 4.00%), 5/15/32(3)(7)	EUR	350	406,323
GFL Environmental, Inc., 4.75%, 6/15/29(3)		343	339,679
HealthEquity, Inc., 4.50%, 10/1/29(3)		212	206,572
Herc Holdings, Inc.:
7.00%, 6/15/30(3)		145	151,864
7.25%, 6/15/33(3)		125	131,883
Korn Ferry, 4.625%, 12/15/27(3)		240	238,277
Luna 2 5SARL, 5.50%, 7/1/32(2)	EUR	225	263,437
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(3)		439	434,653
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)		401	392,346
Pachelbel Bidco SpA, 7.125%, 5/17/31(3)	EUR	225	278,917
Reworld Holding Corp., 4.875%, 12/1/29(3)		302	284,567
VT Topco, Inc., 8.50%, 8/15/30(3)		402	418,478
Wand NewCo 3, Inc., 7.625%, 1/30/32(3)		410	428,911
Wrangler Holdco Corp., 6.625%, 4/1/32(3)		90	94,133
			$ 5,873,088
Security	Principal Amount* (000's omitted)		Value
Construction & Engineering — 0.2%
Arcosa, Inc., 6.875%, 8/15/32(3)		181	$ 190,227
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(2)	EUR	122	133,285
TopBuild Corp., 4.125%, 2/15/32(3)		201	189,447
			$ 512,959
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/28(3)		454	$ 452,849
8.875%, 11/15/31(3)		90	94,841
			$ 547,690
Containers & Packaging — 0.1%
Fiber Midco SpA, 10.75% PIK, 6/15/29(3)	EUR	300	$ 309,188
			$ 309,188
Cosmetics/Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(3)	EUR	220	$ 263,395
			$ 263,395
Distributors — 0.3%
Performance Food Group, Inc.:
5.50%, 10/15/27(3)		169	$ 169,197
6.125%, 9/15/32(3)		125	128,493
RB Global Holdings, Inc.:
6.75%, 3/15/28(3)		147	150,279
7.75%, 3/15/31(3)		56	58,513
Windsor Holdings III LLC, 8.50%, 6/15/30(3)		292	308,622
Wolseley Group Finco PLC, 9.75%, 1/31/31(2)	GBP	100	129,315
			$ 944,419
Diversified Financial Services — 0.9%
Alpha Holding SA de CV, 9.00%, 2/10/25(3)(8)		189	$ 1,414
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(5)(6)		250	245,313
Azorra Finance Ltd., 7.25%, 1/15/31(3)		173	181,384
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(6)		97	96,580
CI Financial Corp., 4.10%, 6/15/51		180	129,719
Focus Financial Partners LLC, 6.75%, 9/15/31(3)		283	291,960
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(5)(6)		125	132,936
Hightower Holding LLC, 9.125%, 1/31/30(3)		319	343,515
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(3)		210	221,411
Rocket Cos., Inc.:
6.125%, 8/1/30(3)		155	159,984

5
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Rocket Cos., Inc.: (continued)
6.375%, 8/1/33(3)		235	$ 245,100
Sherwood Financing PLC, 7.625%, 12/15/29(2)	EUR	200	227,443
UWM Holdings LLC, 6.25%, 3/15/31(3)		195	194,771
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(3)		77	80,131
			$ 2,551,661
Electric Utilities — 1.7%
Alpha Generation LLC, 6.75%, 10/15/32(3)		476	$ 489,576
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(6)		75	75,204
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(3)	EUR	455	538,074
6.375%, 2/15/32(3)		150	151,650
Clearway Energy Operating LLC, 3.75%, 2/15/31(3)		124	114,907
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(6)		25	25,338
Electricite de France SA, 7.50% to 9/6/28(2)(5)(6)	EUR	200	253,341
Imola Merger Corp., 4.75%, 5/15/29(3)		378	372,922
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(6)		90	93,945
NRG Energy, Inc.:
3.625%, 2/15/31(3)		177	165,338
3.875%, 2/15/32(3)		95	88,226
5.75%, 1/15/34(3)		160	161,234
6.00%, 2/1/33(3)		155	158,229
6.00%, 1/15/36(3)		310	315,536
6.25%, 11/1/34(3)		100	103,032
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)		152	148,298
Sempra, 4.125% to 1/1/27, 4/1/52(6)		167	163,294
TerraForm Power Operating LLC, 5.00%, 1/31/28(3)		237	236,273
TransAlta Corp., 7.75%, 11/15/29		166	172,963
Vistra Operations Co. LLC:
4.375%, 5/1/29(3)		173	169,973
6.875%, 4/15/32(3)		175	183,944
VoltaGrid LLC, 7.375%, 11/1/30(3)(9)		215	218,800
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(3)		90	88,218
7.25%, 1/15/29(3)		145	149,247
8.375%, 1/15/31(3)		140	146,573
8.625%, 3/15/33(3)		141	148,045
			$ 4,932,180
Security	Principal Amount* (000's omitted)		Value
Electrical Equipment — 0.1%
Sensata Technologies, Inc., 4.375%, 2/15/30(3)		150	$ 144,802
WESCO Distribution, Inc., 6.375%, 3/15/33(3)		135	141,163
			$ 285,965
Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc.:
6.375%, 3/15/29(3)		102	$ 105,511
6.625%, 3/15/32(3)		102	106,738
7.25%, 6/15/28(3)		153	155,229
			$ 367,478
Entertainment — 2.1%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(3)	EUR	615	$ 704,358
7.25%, 4/30/30(2)	EUR	360	438,006
Caesars Entertainment, Inc.:
6.50%, 2/15/32(3)		126	127,128
7.00%, 2/15/30(3)		45	46,329
Churchill Downs, Inc., 5.75%, 4/1/30(3)		233	233,973
Cinemark USA, Inc., 5.25%, 7/15/28(3)		206	205,191
Cirsa Finance International SARL, 6.50%, 3/15/29(2)	EUR	375	450,940
CPUK Finance Ltd., 7.875%, 8/28/29(2)	GBP	365	500,463
Flutter Treasury DAC:
5.00%, 4/29/29(2)	EUR	250	298,128
5.875%, 6/4/31(3)		200	202,625
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(2)	EUR	440	512,739
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(3)(4)	EUR	250	301,064
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(2)(4)	EUR	230	276,978
Lottomatica Group SpA, 4.875%, 1/31/31(2)	EUR	405	482,229
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(3)		290	301,240
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(3)		150	151,316
Voyager Parent LLC, 9.25%, 7/1/32(3)		500	524,554
Warnermedia Holdings, Inc.:
5.05%, 3/15/42		275	221,048
5.141%, 3/15/52		65	49,563
			$ 6,027,872
Financial Services — 0.5%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(5)(6)		392	$ 384,472
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(2)	GBP	200	280,269

6
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(3)		254	$ 230,632
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(3)		259	249,023
4.00%, 10/15/33(3)		30	27,651
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(3)		354	342,205
			$ 1,514,252
Food Products — 0.9%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(3)		344	$ 365,055
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(3)		180	179,352
7.625%, 7/1/29(3)		307	319,665
Froneri Lux FinCo SARL:
4.75%, 8/1/32(2)	EUR	330	388,603
6.00%, 8/1/32(3)		200	202,000
Ingles Markets, Inc., 4.00%, 6/15/31(3)		249	233,603
La Doria SpA, 5.449%, 12/30/30(2)(7)	EUR	260	300,874
Land O' Lakes, Inc., 8.00%(3)(5)		235	232,650
Post Holdings, Inc., 6.25%, 2/15/32(3)		141	145,109
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(3)		150	150,880
			$ 2,517,791
Health Care Equipment & Supplies — 0.8%
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.872%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(7)	EUR	220	$ 257,200
Compass Minerals International, Inc.:
6.75%, 12/1/27(3)		60	60,350
8.00%, 7/1/30(3)		201	209,336
LifePoint Health, Inc.:
5.375%, 1/15/29(3)		215	208,655
10.00%, 6/1/32(3)		57	60,699
Medline Borrower LP, 5.25%, 10/1/29(3)		603	601,100
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)		261	240,992
3.875%, 5/15/32(3)		122	110,111
6.25%, 1/15/33(3)		80	80,608
Tenet Healthcare Corp., 4.375%, 1/15/30		17	16,606
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(3)		283	288,535
			$ 2,134,192
Health Care Providers & Services — 0.2%
AMN Healthcare, Inc., 4.00%, 4/15/29(3)		291	$ 276,000
Security	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 7.25%, 4/15/32(3)		158	$ 162,765
			$ 438,765
Healthcare-Services — 0.5%
AHP Health Partners, Inc., 5.75%, 7/15/29(3)		26	$ 25,970
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(3)		160	142,991
Fortrea Holdings, Inc., 7.50%, 7/1/30(3)		149	143,232
Global Medical Response, Inc., 7.375%, 10/1/32(3)		197	206,277
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(3)		91	96,096
IQVIA, Inc., 6.25%, 6/1/32(3)		253	264,010
Team Health Holdings, Inc.:
8.375%, 6/30/28(3)		141	142,607
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(3)		273	295,180
			$ 1,316,363
Home Builders — 0.2%
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(3)		80	$ 81,794
8.375%, 10/1/33(3)		85	87,102
New Home Co., Inc.:
8.50%, 11/1/30(3)		140	145,049
9.25%, 10/1/29(3)		223	234,154
			$ 548,099
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(3)		286	$ 281,137
4.375%, 1/15/28(3)		182	179,867
Essendi SA:
5.625%, 5/15/32(3)	EUR	120	144,006
6.375%, 10/15/29(2)	EUR	325	395,996
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(3)		260	269,354
Lithia Motors, Inc., 4.625%, 12/15/27(3)		91	90,583
			$ 1,360,943
Household Products — 0.1%
Somnigroup International, Inc., 3.875%, 10/15/31(3)		423	$ 391,429
			$ 391,429
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(6)		113	$ 111,020

7
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp., 5.125%, 3/15/28(3)		179	$ 179,092
NRG Energy, Inc., 10.25% to 3/15/28(3)(5)(6)		215	236,588
			$ 526,700
Industrial Conglomerates — 0.2%
Artera Services LLC, 8.50%, 2/15/31(3)		185	$ 160,256
Gatwick Airport Finance PLC, 4.375%, 4/7/26(2)	GBP	245	320,310
			$ 480,566
Insurance — 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(3)		47	$ 48,257
6.75%, 10/15/27(3)		188	188,842
7.00%, 1/15/31(3)		223	231,184
7.375%, 10/1/32(3)		35	36,157
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(6)		25	25,633
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(3)		195	201,078
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(6)		100	99,680
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(6)		135	141,653
Galaxy Bidco Ltd., 8.125%, 12/19/29(2)	GBP	205	281,515
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(3)(6)		169	176,944
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(6)		293	286,474
Panther Escrow Issuer LLC, 7.125%, 6/1/31(3)		229	236,855
Ryan Specialty LLC, 5.875%, 8/1/32(3)		247	251,342
			$ 2,205,614
Internet — 0.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)		82	$ 80,188
6.125%, 12/1/28(3)		282	275,290
Cars.com, Inc., 6.375%, 11/1/28(3)		220	219,296
Match Group Holdings II LLC, 3.625%, 10/1/31(3)		221	200,531
Snap, Inc., 6.875%, 3/1/33(3)		344	352,144
United Group BV, 6.286%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(7)	EUR	200	231,938
			$ 1,359,387
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(3)		150	$ 157,144
			$ 157,144
Security	Principal Amount* (000's omitted)		Value
Leisure Products — 0.2%
Carnival Corp., 5.75%, 8/1/32(3)		150	$ 154,280
NCL Corp. Ltd.:
6.75%, 2/1/32(3)		190	195,355
7.75%, 2/15/29(3)		56	59,932
NCL Finance Ltd., 6.125%, 3/15/28(3)		96	98,090
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(3)		66	65,976
			$ 573,633
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(3)		180	$ 193,391
Dynamo Newco II GmbH, 6.25%, 10/15/31(3)	EUR	350	407,080
IMA Industria Macchine Automatiche SpA, 5.776%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(7)	EUR	290	337,494
			$ 937,965
Media — 1.8%
Altice Financing SA, 5.00%, 1/15/28(3)		280	$ 208,968
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)		320	289,948
4.25%, 1/15/34(3)		221	185,821
4.50%, 8/15/30(3)		287	269,247
4.75%, 3/1/30(3)		322	306,388
5.375%, 6/1/29(3)		110	108,644
6.375%, 9/1/29(3)		253	255,154
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(3)		42	43,352
7.50%, 3/15/33(3)		44	46,053
7.875%, 4/1/30(3)		68	71,349
CSC Holdings LLC:
3.375%, 2/15/31(3)		200	121,255
4.125%, 12/1/30(3)		200	123,261
5.50%, 4/15/27(3)		200	185,770
DISH Network Corp., 11.75%, 11/15/27(3)		160	168,545
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(3)		192	191,753
7.375%, 9/1/31(3)		95	97,585
8.00%, 8/1/29(3)		212	213,863
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(3)		145	140,143
4.625%, 3/15/30(3)		151	145,994
7.375%, 2/15/31(3)		176	186,068
Sinclair Television Group, Inc.:
4.375%, 12/31/32(3)		28	20,545
8.125%, 2/15/33(3)		239	243,846

8
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Media (continued)
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(2)(4)	EUR	225	$ 267,264
Univision Communications, Inc., 9.375%, 8/1/32(3)		203	214,496
Versant Media Group, Inc., 7.25%, 1/30/31(3)		110	112,195
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(2)	GBP	150	178,752
4.25%, 1/15/30(2)	GBP	615	744,451
			$ 5,140,710
Metals & Mining — 0.9%
Allegheny Ludlum LLC, 6.95%, 12/15/25		200	$ 201,429
Arsenal AIC Parent LLC, 11.50%, 10/1/31(3)		399	443,954
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(3)(4)		225	233,697
Calderys Financing LLC, 11.25%, 6/1/28(3)		342	361,759
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(3)		245	253,738
7.625%, 1/15/34(3)		95	98,841
Eldorado Gold Corp., 6.25%, 9/1/29(3)		251	251,703
Hudbay Minerals, Inc., 4.50%, 4/1/26(3)		204	203,615
Novelis Corp., 3.875%, 8/15/31(3)		119	109,129
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(3)		187	183,484
TMS International Corp., 6.25%, 4/15/29(3)		246	241,749
			$ 2,583,098
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.:
6.125%, 3/15/30(3)		75	$ 77,215
6.25%, 3/15/33(3)		55	56,986
			$ 134,201
Oil and Gas — 0.2%
BP Capital Markets PLC, 6.125% to 3/18/35(5)(6)		150	$ 156,977
Kodiak Gas Services LLC, 6.50%, 10/1/33(3)		125	128,174
SM Energy Co., 7.00%, 8/1/32(3)		140	137,097
Transocean International Ltd.:
7.875%, 10/15/32(3)		30	30,924
8.25%, 5/15/29(3)		219	220,467
			$ 673,639
Oil, Gas & Consumable Fuels — 1.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(3)		207	$ 214,934
Civitas Resources, Inc., 8.625%, 11/1/30(3)		300	310,405
Matador Resources Co., 6.50%, 4/15/32(3)		175	176,773
Security	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Parkland Corp.:
4.50%, 10/1/29(3)		110	$ 106,544
4.625%, 5/1/30(3)		202	196,127
Permian Resources Operating LLC, 6.25%, 2/1/33(3)		120	122,215
Plains All American Pipeline LP, Series B, 8.583%, (3 mo. SOFR + 4.372%)(5)(7)		305	305,834
Precision Drilling Corp., 6.875%, 1/15/29(3)		88	88,559
Sunoco LP:
5.875%, 3/15/34(3)		145	145,070
7.25%, 5/1/32(3)		145	152,993
7.875% to 9/18/30(3)(5)(6)		565	574,190
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		226	219,097
Transocean International Ltd., 8.75%, 2/15/30(3)		66	69,306
Vital Energy, Inc.:
7.875%, 4/15/32(3)		155	146,833
9.75%, 10/15/30		40	41,213
WBI Operating LLC:
6.25%, 10/15/30(3)		178	177,955
6.50%, 10/15/33(3)		203	203,129
			$ 3,251,177
Packaging & Containers — 0.5%
Ardagh Group SA, 9.50%, 12/1/30(9)		200	$ 213,500
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(3)		247	248,041
8.75%, 4/15/30(3)		357	358,037
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(3)	EUR	330	350,892
9.50%, 5/15/30(3)		245	229,949
			$ 1,400,419
Pharmaceuticals — 1.4%
1261229 BC Ltd., 10.00%, 4/15/32(3)		352	$ 368,289
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(3)		105	110,218
Bayer AG, 5.375% to 6/25/30, 3/25/82(2)(6)	EUR	100	119,204
Endo Finance Holdings, Inc., 8.50%, 4/15/31(3)		82	87,016
Grifols SA, 7.50%, 5/1/30(2)	EUR	446	541,852
Nidda Healthcare Holding GmbH, 5.276% (3 mo. EURIBOR + 3.25%), 10/15/32(3)(7)	EUR	235	272,947
Option Care Health, Inc., 4.375%, 10/31/29(3)		382	368,970
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(3)(4)		144	148,012

9
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		400	$ 391,607
5.375%, 9/30/32	EUR	495	593,582
Prestige Brands, Inc., 3.75%, 4/1/31(3)		70	65,006
Rossini SARL, 6.75%, 12/31/29(2)	EUR	200	243,638
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	EUR	103	122,835
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		489	367,824
6.00%, 12/1/32		200	208,909
			$ 4,009,909
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(6)		200	$ 214,907
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(3)		103	104,570
8.25%, 1/15/32(3)		232	242,738
Kinetik Holdings LP, 5.875%, 6/15/30(3)		237	238,952
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(3)		190	194,627
8.375%, 2/15/32(3)		57	58,333
Venture Global LNG, Inc.:
8.125%, 6/1/28(3)		139	143,274
8.375%, 6/1/31(3)		104	106,862
9.00% to 9/30/29(3)(5)(6)		105	98,241
9.50%, 2/1/29(3)		193	207,839
9.875%, 2/1/32(3)		34	36,338
			$ 1,646,681
Real Estate Investment Trusts (REITs) — 0.5%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	250	$ 311,930
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(3)	EUR	240	283,753
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(2)	EUR	400	502,380
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(3)		423	447,643
			$ 1,545,706
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(3)		207	$ 208,793
8.875%, 9/1/31(3)		117	125,433
			$ 334,226
Retail — 1.0%
B&M European Value Retail SA, 8.125%, 11/15/30(2)	GBP	125	$ 171,399
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Boots Group Finco LP:
5.375%, 8/31/32(2)	EUR	120	$ 143,687
7.375%, 8/31/32(2)	GBP	175	236,833
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(3)		274	292,384
Duomo Bidco SpA, 6.151%, (3 mo. EURIBOR + 4.125%), 7/15/31(2)(7)	EUR	300	348,183
eG Global Finance PLC, 11.00%, 11/30/28(2)	EUR	220	276,891
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(3)		215	204,252
LBM Acquisition LLC:
6.25%, 1/15/29(3)		97	88,578
9.50%, 6/15/31(3)		257	269,208
Park River Holdings, Inc.:
8.00%, 3/15/31(3)		171	176,179
8.75%, 12/31/30(3)		48	47,986
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(3)		250	249,988
Waga Bondco Ltd., 8.50%, 6/15/30(2)	GBP	240	287,935
White Cap Supply Holdings LLC, 7.375%, 11/15/30(3)(9)		185	187,258
			$ 2,980,761
Software — 0.8%
athenahealth Group, Inc., 6.50%, 2/15/30(3)		710	$ 695,714
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)		205	191,419
Cloud Software Group, Inc.:
6.50%, 3/31/29(3)		122	122,997
8.25%, 6/30/32(3)		90	94,660
9.00%, 9/30/29(3)		270	279,503
IPD 3 BV, 5.50%, 6/15/31(3)	EUR	370	435,554
Playtika Holding Corp., 4.25%, 3/15/29(3)		214	193,476
TeamSystem SpA, 5.526%, (3 mo. EURIBOR + 3.50%), 7/31/31(3)(7)	EUR	330	382,781
			$ 2,396,104
Specialty Retail — 1.2%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(3)		250	$ 240,943
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)		45	46,315
6.75%, 7/1/36		80	82,952
6.95%, 3/1/33		168	174,254
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(2)	GBP	345	475,433
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(3)		246	234,015
9.25%, 1/15/31(3)		80	80,793

10
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
LCM Investments Holdings II LLC:
4.875%, 5/1/29(3)		257	$ 250,412
8.25%, 8/1/31(3)		32	33,696
Lithia Motors, Inc., 3.875%, 6/1/29(3)		86	82,198
Patrick Industries, Inc.:
4.75%, 5/1/29(3)		292	287,608
6.375%, 11/1/32(3)		130	132,681
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)		172	167,404
4.875%, 11/15/31(3)		243	231,400
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(3)		323	325,314
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(3)		261	253,289
White Cap Buyer LLC, 6.875%, 10/15/28(3)		312	312,198
			$ 3,410,905
Technology Hardware, Storage & Peripherals — 0.9%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(2)	EUR	325	$ 380,264
Amentum Holdings, Inc., 7.25%, 8/1/32(3)		279	290,609
Atos SE:
5.00% to 12/18/25, 12/18/30(2)(10)	EUR	175	197,672
9.00% to 12/18/25, 12/18/29(2)(10)	EUR	364	480,228
CACI International, Inc., 6.375%, 6/15/33(3)		135	140,531
Diebold Nixdorf, Inc., 7.75%, 3/31/30(3)		338	358,771
Insight Enterprises, Inc., 6.625%, 5/15/32(3)		278	284,845
McAfee Corp., 7.375%, 2/15/30(3)		135	123,766
Science Applications International Corp., 5.875%, 11/1/33(3)		125	124,755
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(3)		248	283,457
			$ 2,664,898
Telecommunications — 1.2%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(6)		125	$ 130,614
Ciena Corp., 4.00%, 1/31/30(3)		145	139,488
EchoStar Corp., 10.75%, 11/30/29		315	347,356
Fibercop SpA:
5.125%, 6/30/32(2)	EUR	165	194,382
7.20%, 7/18/36(3)		200	203,098
7.75%, 1/24/33	EUR	100	135,196
Iliad Holding SAS, 5.375%, 4/15/30(2)	EUR	185	220,114
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Level 3 Financing, Inc.:
3.875%, 10/15/30(3)		43	$ 38,740
4.50%, 4/1/30(3)		137	127,024
7.00%, 3/31/34(3)		75	76,996
Odido Group Holding BV, 5.50%, 1/15/30(2)	EUR	159	184,585
TELUS Corp., 7.00% to 7/15/35, 10/15/55(6)		130	138,773
Vmed O2 U.K. Financing I PLC:
4.00%, 1/31/29(2)	GBP	275	344,440
5.625%, 4/15/32(2)	EUR	200	235,114
Windstream Services LLC, 7.50%, 10/15/33(3)		446	445,922
WULF Compute LLC, 7.75%, 10/15/30(3)		127	132,024
Zegona Finance PLC, 8.625%, 7/15/29(3)		361	384,638
			$ 3,478,504
Textiles, Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(3)	EUR	640	$ 760,006
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(3)(4)		815	877,075
Champ Acquisition Corp., 8.375%, 12/1/31(3)		245	261,555
PrestigeBidCo GmbH, 5.776%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(7)	EUR	180	209,060
			$ 2,107,696
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(2)	GBP	466	$ 649,146
Seaspan Corp., 5.50%, 8/1/29(3)		304	293,029
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(3)		134	141,803
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(3)		257	266,495
			$ 1,350,473
Total Corporate Bonds (identified cost $91,798,092)			$ 93,822,527

Preferred Stocks — 0.2%
Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series H, 7.375%	573	$ 15,133
KeyCorp, Series H, 6.20% to 12/15/27(6)	3,444	86,307
		$ 101,440
Capital Markets — 0.0%†
Affiliated Managers Group, Inc., 4.75%	5,486	$ 96,115
		$ 96,115

11
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	5,119	$ 78,884
7.25%	3,146	79,216
SCE Trust IV, Series J, 7.431% to 11/30/25(6)	651	15,461
		$ 173,561
Insurance — 0.1%
American National Group, Inc., 7.375%	3,600	$ 91,620
Aspen Insurance Holdings Ltd., 7.00%	4,000	100,680
		$ 192,300
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc.:
5.50%	647	$ 15,017
6.25%	2,960	73,911
		$ 88,928
Total Preferred Stocks (identified cost $719,332)		$ 652,344

Senior Floating-Rate Loans — 2.3%(11)
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.0%†
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		110	$ 110,997
			$ 110,997
Auto Components — 0.3%
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	485	$ 561,755
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		175	174,953
Crash Champions LLC, Term Loan, 2/23/29(12)		106	98,334
			$ 835,042
Beverages — 0.1%
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		306	$ 307,247
			$ 307,247
Borrower/Description	Principal Amount* (000's omitted)	Value
Building Products — 0.2%
CP Atlas Buyer, Inc., Term Loan, 9.215%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	142	$ 140,545
LBM Acquisition LLC, Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	205	198,973
Specialty Building Products Holdings LLC, Term Loan, 10/15/28(12)	191	183,664
		$ 523,182
Capital Markets — 0.2%
Fortress Intermediate 3, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	506	$ 508,073
		$ 508,073
Commercial Services & Supplies — 0.1%
Signal Parent, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	237	$ 166,843
		$ 166,843
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	103	$ 103,084
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	130	129,857
		$ 232,941
Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, Term Loan, 9.59%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	293	$ 292,349
		$ 292,349
Health Care Providers & Services — 0.0%†
LifePoint Health, Inc., Term Loan, 7.655% - 7.782%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 5/19/31	142	$ 141,915
		$ 141,915
Hotels, Restaurants & Leisure — 0.2%
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	350	$ 350,712
Peninsula Pacific Entertainment LLC:
Term Loan, 8.735%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	139	139,516
Term Loan, 10/1/32(13)	33	32,699

12
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Spectacle Gary Holdings LLC, Term Loan, 8.402%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	159	$ 155,246
		$ 678,173
Insurance — 0.1%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	150	$ 152,531
		$ 152,531
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 9.465%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	290	$ 294,437
		$ 294,437
Machinery — 0.1%
EMRLD Borrower LP, Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	174	$ 173,829
		$ 173,829
Media — 0.1%
CMG Media Corp., Term Loan, 7.602%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	40	$ 36,943
E.W. Scripps Co.:
Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	242	235,295
Term Loan, 9.897%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	64	64,908
		$ 337,146
Pharmaceuticals — 0.3%
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	529	$ 526,365
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	196	195,434
		$ 721,799
Specialty Retail — 0.3%
Evergreen Acqco 1 LP, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	263	$ 263,559
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	138	138,628
Petco Health & Wellness Co., Inc., Term Loan, 7.513%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	218	215,707
PetSmart, Inc., Term Loan, 8.031%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	372	366,876
		$ 984,770
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors — 0.0%†
Park River Holdings, Inc., Term Loan, 3/15/31(12)	75	$ 75,375
		$ 75,375
Total Senior Floating-Rate Loans (identified cost $6,508,005)		$ 6,536,649

Miscellaneous — 0.0%†
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(14)	$156,808	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(1)(14)	156,808	0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(1)(14)	$228,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(14)	$189,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(1)(14)	$200,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(14)	171,000	0
		$ 0
Transportation — 0.0%†
Hertz Corp., Escrow Certificates(1)	$58,000	$ 9,280

13
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount	Value
Transportation (continued)
Hertz Corp., Escrow Certificates(1)	$167,000	$ 10,855
Hertz Corp., Escrow Certificates(1)	110,000	6,050
		$ 26,185
Total Miscellaneous (identified cost $65,850)		$ 26,185
Total Investments — 99.1% (identified cost $207,247,209)		$283,390,945
Less Unfunded Loan Commitments — (0.0)%†		$ (32,658)
Net Investments — 99.1% (identified cost $207,214,551)		$283,358,287
Other Assets, Less Liabilities — 0.9%		$ 2,692,840
Net Assets — 100.0%		$286,051,127
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $16,887,662 or 5.9% of the Fund's net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $66,105,930 or 23.1% of the Fund's net assets.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	When-issued security.
(10)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(13)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $32,699. See Note 1G for description.
(14)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

14
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Portfolio of Investments — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	64.0%	$181,494,989
United Kingdom	10.2	28,934,275
France	4.3	12,198,583
Netherlands	2.3	6,374,189
Canada	2.1	6,039,726
Spain	2.0	5,725,222
Germany	2.0	5,575,140
Switzerland	1.9	5,454,729
Italy	1.7	4,799,656
Japan	1.6	4,636,519
Taiwan	1.3	3,770,697
Luxembourg	1.2	3,253,879
Hong Kong	0.9	2,662,052
Denmark	0.7	2,057,255
Bermuda	0.5	1,300,493
Belgium	0.4	1,207,786
Mexico	0.4	1,203,725
South Africa	0.4	1,014,595
Ireland	0.3	927,717
India	0.3	800,824
Australia	0.3	797,760
Israel	0.2	699,568
Greece	0.2	512,739
Slovenia	0.2	499,202
South Korea	0.2	427,943
Czech Republic	0.1	348,260
Turkey	0.1	251,703
Sweden	0.1	215,064
Finland	0.1	206,655
Total Investments	100.0%	$283,390,945
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
15
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investments, at value (identified cost $207,214,551)	$283,358,287
Cash	85,022
Foreign currency, at value (identified cost $144,630)	143,813
Interest and dividends receivable	1,709,947
Dividends receivable from affiliated investments	5,317
Receivable for investments sold	619,379
Receivable for Fund shares sold	151,093
Tax reclaims receivable	1,565,997
Trustees' deferred compensation plan	66,251
Total assets	$287,705,106
Liabilities
Payable for investments purchased	$506,361
Payable for when-issued securities	614,431
Payable for Fund shares redeemed	44,409
Payable to affiliates:
Investment adviser fee	134,064
Administration fee	36,616
Distribution and service fees	41,998
Sub-transfer agency fee	3,462
Trustees' fees	1,574
Trustees' deferred compensation plan	66,251
Other	16,979
Accrued expenses	187,834
Total liabilities	$1,653,979
Net Assets	$286,051,127
Sources of Net Assets
Paid-in capital	$209,157,262
Distributable earnings	76,893,865
Net Assets	$286,051,127
Class A Shares
Net Assets	$142,422,203
Shares Outstanding	12,177,097
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.70
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.35
Class C Shares
Net Assets	$12,198,054
Shares Outstanding	1,057,402
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.54
Class I Shares
Net Assets	$127,388,747
Shares Outstanding	10,909,121
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.68
16
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class R Shares
Net Assets	$4,042,123
Shares Outstanding	347,038
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.65
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,088,248)	$7,985,503
Dividend income from affiliated investments	137,878
Interest income (net of foreign taxes withheld of $448)	6,910,799
Other income	1,797,807
Total investment income	$16,831,987
Expenses
Investment adviser fee	$1,515,174
Administration fee	413,229
Distribution and service fees:
Class A	340,083
Class C	112,711
Class R	15,350
Trustees’ fees and expenses	18,292
Custodian fee	181,155
Transfer and dividend disbursing agent fees	155,458
Legal and accounting services	102,615
Printing and postage	12,596
Registration fees	59,004
Miscellaneous	89,945
Total expenses	$3,015,612
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$10,074
Total expense reductions	$10,074
Net expenses	$3,005,538
Net investment income	$13,826,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,107,993
Futures contracts	(1,424,104)
Foreign currency transactions	(107,160)
Forward foreign currency exchange contracts	(19,046)
Net realized gain	$1,557,683
Change in unrealized appreciation (depreciation):
Investments	$24,393,685
Futures contracts	50,894
Foreign currency	122,693
Forward foreign currency exchange contracts	(2,209)
Net change in unrealized appreciation (depreciation)	$24,565,063
Net realized and unrealized gain	$26,122,746
Net increase in net assets from operations	$39,949,195
18
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,826,449	$11,294,234
Net realized gain	1,557,683	11,494,923
Net change in unrealized appreciation (depreciation)	24,565,063	24,627,148
Net increase in net assets from operations	$39,949,195	$47,416,305
Distributions to shareholders:
Class A	$(10,654,739)	$(6,393,331)
Class C	(805,056)	(516,681)
Class I	(10,153,916)	(5,124,093)
Class R	(222,533)	(88,336)
Total distributions to shareholders	$(21,836,244)	$(12,122,441)
Transactions in shares of beneficial interest:
Class A	$(4,554,669)	$(1,549,578)
Class C	(359,214)	(2,934,563)
Class I	(3,857,867)	26,124,861
Class R	1,579,604	856,006
Net increase (decrease) in net assets from Fund share transactions	$(7,192,146)	$22,496,726
Net increase in net assets	$10,920,805	$57,790,590
Net Assets
At beginning of year	$275,130,322	$217,339,732
At end of year	$286,051,127	$275,130,322
19
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.93	$9.40	$8.92	$11.36	$9.07
Income (Loss) From Operations
Net investment income(1)	$0.54	$0.47	$0.35	$0.34	$0.27
Net realized and unrealized gain (loss)	1.09	1.57	0.45	(2.32)	2.34
Total income (loss) from operations	$1.63	$2.04	$0.80	$(1.98)	$2.61
Less Distributions
From net investment income	$(0.58)	$(0.49)	$(0.32)	$(0.32)	$(0.32)
From net realized gain	(0.28)	(0.02)	—	(0.14)	—
Total distributions	$(0.86)	$(0.51)	$(0.32)	$(0.46)	$(0.32)
Portfolio transaction fee, net(1)	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of year	$11.70	$10.93	$9.40	$8.92	$11.36
Total Return(3)	15.86%	21.82%	9.00%	(17.86)%	29.08%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$142,422	$137,609	$119,712	$123,589	$164,778
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.17%	1.18%	1.20%	1.19%	1.17%
Net expenses	1.17%(6)	1.17%(6)	1.17%(6)	1.17%(6)	1.17%
Net investment income	4.93%	4.37%	3.65%	3.42%	2.52%
Portfolio Turnover of the Portfolio(7)	—	—	46%	59%	60%
Portfolio Turnover of the Fund	102%	108%	14%(8)	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
20
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.79	$9.28	$8.81	$11.23	$8.96
Income (Loss) From Operations
Net investment income(1)	$0.45	$0.38	$0.27	$0.26	$0.19
Net realized and unrealized gain (loss)	1.07	1.55	0.45	(2.29)	2.33
Total income (loss) from operations	$1.52	$1.93	$0.72	$(2.03)	$2.52
Less Distributions
From net investment income	$(0.49)	$(0.40)	$(0.25)	$(0.25)	$(0.25)
From net realized gain	(0.28)	(0.02)	—	(0.14)	—
Total distributions	$(0.77)	$(0.42)	$(0.25)	$(0.39)	$(0.25)
Portfolio transaction fee, net(1)	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of year	$11.54	$10.79	$9.28	$8.81	$11.23
Total Return(3)	14.95%	20.96%	8.17%	(18.46)%	28.26%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,198	$11,811	$12,724	$15,093	$24,505
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.92%	1.93%	1.95%	1.94%	1.92%
Net expenses	1.92%(6)	1.92%(6)	1.92%(6)	1.92%(6)	1.92%
Net investment income	4.12%	3.62%	2.87%	2.64%	1.76%
Portfolio Turnover of the Portfolio(7)	—	—	46%	59%	60%
Portfolio Turnover of the Fund	102%	108%	14%(8)	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
21
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.92	$9.39	$8.91	$11.34	$9.06
Income (Loss) From Operations
Net investment income(1)	$0.57	$0.50	$0.37	$0.37	$0.30
Net realized and unrealized gain (loss)	1.08	1.56	0.46	(2.31)	2.33
Total income (loss) from operations	$1.65	$2.06	$0.83	$(1.94)	$2.63
Less Distributions
From net investment income	$(0.61)	$(0.51)	$(0.35)	$(0.35)	$(0.35)
From net realized gain	(0.28)	(0.02)	—	(0.14)	—
Total distributions	$(0.89)	$(0.53)	$(0.35)	$(0.49)	$(0.35)
Portfolio transaction fee, net(1)	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of year	$11.68	$10.92	$9.39	$8.91	$11.34
Total Return(3)	16.08%	22.14%	9.28%	(17.60)%	29.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$127,389	$123,496	$83,772	$80,627	$113,907
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.92%	0.93%	0.95%	0.94%	0.92%
Net expenses	0.92%(6)	0.92%(6)	0.92%(6)	0.92%(6)	0.92%
Net investment income	5.21%	4.64%	3.90%	3.66%	2.76%
Portfolio Turnover of the Portfolio(7)	—	—	46%	59%	60%
Portfolio Turnover of the Fund	102%	108%	14%(8)	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
22
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Financial Highlights — continued

	Class R
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.89	$9.36	$8.89	$11.32	$9.04
Income (Loss) From Operations
Net investment income(1)	$0.51	$0.46	$0.33	$0.31	$0.25
Net realized and unrealized gain (loss)	1.08	1.55	0.44	(2.30)	2.33
Total income (loss) from operations	$1.59	$2.01	$0.77	$(1.99)	$2.58
Less Distributions
From net investment income	$(0.55)	$(0.46)	$(0.30)	$(0.30)	$(0.30)
From net realized gain	(0.28)	(0.02)	—	(0.14)	—
Total distributions	$(0.83)	$(0.48)	$(0.30)	$(0.44)	$(0.30)
Portfolio transaction fee, net(1)	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of year	$11.65	$10.89	$9.36	$8.89	$11.32
Total Return(3)	15.49%	21.64%	8.64%	(18.02)%	28.76%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,042	$2,213	$1,131	$932	$827
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.42%	1.43%	1.45%	1.44%	1.42%
Net expenses	1.42%(6)	1.42%(6)	1.42%(6)	1.42%(6)	1.42%
Net investment income	4.62%	4.27%	3.39%	3.13%	2.29%
Portfolio Turnover of the Portfolio(7)	—	—	46%	59%	60%
Portfolio Turnover of the Fund	102%	108%	14%(8)	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
23
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to achieve total return for its shareholders. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
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Eaton Vance
Global Income Builder Fund
October 31, 2025
Notes to Financial Statements — continued

C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
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Eaton Vance
Global Income Builder Fund
October 31, 2025
Notes to Financial Statements — continued

K  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
M  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$14,741,491	$11,696,035
Long-term capital gains	$7,094,753	$426,406
During the year ended October 31, 2025, distributable earnings was increased by $8 and paid-in capital was decreased by $8 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,549,437
Deferred capital losses	(136,400)
Net unrealized appreciation	75,420,689
Other temporary differences	60,139
Distributable earnings	$76,893,865
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Eaton Vance
Global Income Builder Fund
October 31, 2025
Notes to Financial Statements — continued

At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $136,400 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $136,400 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$208,006,174
Gross unrealized appreciation	$78,980,683
Gross unrealized depreciation	(3,628,570)
Net unrealized appreciation	$75,352,113
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%
For the year ended October 31, 2025, the investment adviser fee amounted to $1,515,174 or 0.55% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended October 31, 2025, the administration fee amounted to $413,229.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $4,746 relating to the Fund’s investment in the Liquidity Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.17%, 1.92%, 0.92% and 1.42% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM and EVAIL waived and/or reimbursed $5,328 in total of the Fund's operating expenses for the year ended October 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $11,718 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,906 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
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Eaton Vance
Global Income Builder Fund
October 31, 2025
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $340,083 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $84,533 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2025, the Fund paid or accrued to EVD $7,675 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $28,178 and $7,675 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and $325 of CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $274,311,276 and $284,800,623, respectively, for the year ended October 31, 2025.
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Eaton Vance
Global Income Builder Fund
October 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	670,906	$ 7,341,268	988,969	$10,620,376
Issued to shareholders electing to receive payments of distributions in Fund shares	922,334	9,942,351	548,709	5,945,314
Redemptions	(2,002,975)	(21,838,288)	(1,686,436)	(18,115,268)
Net decrease	(409,735)	$(4,554,669)	(148,758)	$(1,549,578)
Class C
Sales	223,199	$ 2,446,798	150,348	$ 1,602,597
Issued to shareholders electing to receive payments of distributions in Fund shares	75,603	802,633	47,956	512,396
Redemptions	(336,200)	(3,608,645)	(474,547)	(5,049,556)
Net decrease	(37,398)	$ (359,214)	(276,243)	$(2,934,563)
Class I
Sales	3,649,939	$39,684,946	3,873,094	$42,174,164
Issued to shareholders electing to receive payments of distributions in Fund shares	940,693	10,122,655	471,239	5,105,145
Redemptions	(4,993,242)	(53,665,468)	(1,956,185)	(21,154,448)
Net increase (decrease)	(402,610)	$(3,857,867)	2,388,148	$26,124,861
Class R
Sales	136,605	$ 1,506,630	100,898	$ 1,053,941
Issued to shareholders electing to receive payments of distributions in Fund shares	20,658	222,533	8,158	88,336
Redemptions	(13,510)	(149,559)	(26,582)	(286,271)
Net increase	143,753	$ 1,579,604	82,474	$ 856,006
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2025, there were no obligations outstanding under these financial instruments.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the year ended October 31, 2025, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
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Eaton Vance
Global Income Builder Fund
October 31, 2025
Notes to Financial Statements — continued

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts during the year ended October 31, 2025.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At October 31, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Futures contracts	$(1,424,104)	$ —	$(1,424,104)
Forward foreign currency exchange contracts	—	(19,046)	(19,046)
Total	$(1,424,104)	$(19,046)	$(1,443,150)
Change in unrealized appreciation (depreciation):
Futures contracts	$50,894	$ —	$50,894
Forward foreign currency exchange contracts	—	(2,209)	(2,209)
Total	$50,894	$(2,209)	$48,685
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Eaton Vance
Global Income Builder Fund
October 31, 2025
Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)
$12,605,000	$12,482,000	$302,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
10  Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,380,672	$104,009,665	$(108,390,337)	$ —	$ —	$ —	$137,878	—
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
31

Eaton Vance
Global Income Builder Fund
October 31, 2025
Notes to Financial Statements — continued

At October 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 11,782,968	$ 1,110,463	$ —	$ 12,893,431
Consumer Discretionary	12,050,260	8,369,615	—	20,419,875
Consumer Staples	1,320,595	6,209,902	—	7,530,497
Energy	7,264,645	119,708	—	7,384,353
Financials	17,916,547	13,203,445	—	31,119,992
Health Care	15,590,459	6,879,726	—	22,470,185
Industrials	7,527,772	13,398,875	—	20,926,647
Information Technology	36,242,564	10,897,577	—	47,140,141
Materials	—	3,189,561	—	3,189,561
Real Estate	3,475,859	—	—	3,475,859
Utilities	2,651,344	2,622,411	—	5,273,755
Total Common Stocks	$115,823,013	$66,001,283**	$ —	$181,824,296
Convertible Bonds	$ —	$ 528,944	$ —	$ 528,944
Corporate Bonds	—	93,822,527	—	93,822,527
Preferred Stocks:
Communication Services	88,928	—	—	88,928
Financials	389,855	—	—	389,855
Utilities	173,561	—	—	173,561
Total Preferred Stocks	$ 652,344	$ —	$ —	$ 652,344
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$ —	$ 6,503,991	$ —	$ 6,503,991
Miscellaneous	—	26,185	0	26,185
Total Investments	$116,475,357	$ 166,882,930	$0	$283,358,287
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
32

Eaton Vance
Global Income Builder Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Global Income Builder Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Global Income Builder Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
33

Eaton Vance
Global Income Builder Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $9,031,007, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 4.42% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 31.82% of distributions from net investment income as a 163(j) interest dividend.
34

Eaton Vance
Global Income Builder Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
35

Eaton Vance
Global Income Builder Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
36

Eaton Vance
Global Income Builder Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Income Builder Fund (the “Fund”) and Boston Management and Research (the “Adviser”) and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund (collectively, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to requests from the Contract Review Committee.
37

Eaton Vance
Global Income Builder Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
38

EDIAX-NCSR    10.31.25

Eaton Vance
Emerging Markets Local Income Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Emerging Markets Local Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Emerging Markets Local Income Portfolio, at value (identified cost $1,250,008,090)	$1,274,209,922
Receivable for Fund shares sold	12,133,451
Receivable from affiliates	4,173
Total assets	$1,286,347,546
Liabilities
Payable for Fund shares redeemed	$2,173,193
Payable to affiliates:
Distribution and service fees	49,673
Sub-transfer agency fee	6,386
Trustees' fees	43
Payable for transfer and dividend disbursing agent fees	142,691
Accrued expenses	193,688
Total liabilities	$2,565,674
Net Assets	$1,283,781,872
Sources of Net Assets
Paid-in capital	$1,340,208,737
Accumulated loss	(56,426,865)
Net Assets	$1,283,781,872
Class A Shares
Net Assets	$115,331,152
Shares Outstanding	33,103,356
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$3.48
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$3.60
Class C Shares
Net Assets	$29,916,028
Shares Outstanding	8,494,118
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$3.52
Class I Shares
Net Assets	$1,138,534,692
Shares Outstanding	327,056,331
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$3.48
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio	$3,904,677
Interest income allocated from Portfolio (net of foreign taxes withheld of $1,913,310)	81,869,375
Other income allocated from Portfolio	6,624
Expenses, excluding interest expense, allocated from Portfolio	(7,565,448)
Interest expense allocated from Portfolio	(304,430)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	132,941
Total investment income from Portfolio	$78,043,739
Expenses
Distribution and service fees:
Class A	$238,369
Class C	304,716
Trustees’ fees and expenses	500
Custodian fee	59,223
Transfer and dividend disbursing agent fees	738,353
Legal and accounting services	86,042
Printing and postage	265,399
Registration fees	69,093
Miscellaneous	27,378
Total expenses	$1,789,073
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$121,986
Total expense reductions	$121,986
Net expenses	$1,667,087
Net investment income	$76,376,652
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $143,433)	$(26,871,024)
Written options	276,162
Futures contracts	8,819
Swap contracts	(2,056,763)
Foreign currency transactions	(957,192)
Forward foreign currency exchange contracts	7,114,242
Non-deliverable bond forward contracts	(1,330,801)
Net realized loss	$(23,816,557)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $87,544)	$82,369,011
Written options	1,773,016
Futures contracts	(499,977)
Swap contracts	11,482,415
Foreign currency	698,179
Forward foreign currency exchange contracts	3,817,890
Non-deliverable bond forward contracts	343,875
Net change in unrealized appreciation (depreciation)	$99,984,409
Net realized and unrealized gain	$76,167,852
Net increase in net assets from operations	$152,544,504
2
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$76,376,652	$88,081,704
Net realized loss	(23,816,557)	(44,427,258)
Net change in unrealized appreciation (depreciation)	99,984,409	62,152,525
Net increase in net assets from operations	$152,544,504	$105,806,971
Distributions to shareholders:
Class A	$(9,635,481)	$(7,996,043)
Class C	(2,841,150)	(2,589,589)
Class I	(86,845,164)	(72,682,156)
Total distributions to shareholders	$(99,321,795)	$(83,267,788)
Tax return of capital to shareholders:
Class A	$—	$(2,522,186)
Class C	—	(812,479)
Class I	—	(23,112,959)
Total tax return of capital to shareholders	$—	$(26,447,624)
Transactions in shares of beneficial interest:
Class A	$13,025,038	$1,454,505
Class C	(5,531,307)	(1,685,214)
Class I	213,138,354	61,804,369
Net increase in net assets from Fund share transactions	$220,632,085	$61,573,660
Net increase in net assets	$273,854,794	$57,665,219
Net Assets
At beginning of year	$1,009,927,078	$952,261,859
At end of year	$1,283,781,872	$1,009,927,078
3
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$3.28	$3.28	$3.22	$4.59	$5.03
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.28	$0.21	$0.24	$0.23
Net realized and unrealized gain (loss)	0.28	0.07	0.26	(1.13)	(0.17)
Total income (loss) from operations	$0.54	$0.35	$0.47	$(0.89)	$0.06
Less Distributions
From net investment income	$(0.34)	$(0.27)	$(0.33)	$—	$(0.12)
Tax return of capital	—	(0.08)	(0.08)	(0.48)	(0.38)
Total distributions	$(0.34)	$(0.35)	$(0.41)	$(0.48)	$(0.50)
Net asset value — End of year	$3.48	$3.28	$3.28	$3.22	$4.59
Total Return(2)	17.44%	10.86%	14.53%	(20.47)%	1.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$115,331	$96,548	$95,333	$87,883	$145,043
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.20%(5)	1.26%(5)	1.14%	1.19%	1.16%
Net expenses	1.17%(5)(6)	1.26%(5)(6)	1.13%(6)	1.19%(6)	1.16%
Net investment income	7.73%	8.22%	6.00%	5.99%	4.53%
Portfolio Turnover of the Portfolio	93%	85%	67%	33%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.03% and 0.12% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
4
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$3.32	$3.31	$3.26	$4.65	$5.08
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.26	$0.19	$0.21	$0.19
Net realized and unrealized gain (loss)	0.28	0.08	0.25	(1.14)	(0.15)
Total income (loss) from operations	$0.52	$0.34	$0.44	$(0.93)	$0.04
Less Distributions
From net investment income	$(0.32)	$(0.25)	$(0.31)	$—	$(0.12)
Tax return of capital	—	(0.08)	(0.08)	(0.46)	(0.35)
Total distributions	$(0.32)	$(0.33)	$(0.39)	$(0.46)	$(0.47)
Net asset value — End of year	$3.52	$3.32	$3.31	$3.26	$4.65
Total Return(2)	16.48%	10.36%	13.69%	(21.31)%	0.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,916	$33,679	$35,271	$33,976	$58,639
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.95%(5)	2.01%(5)	1.86%	1.89%	1.86%
Net expenses	1.92%(5)(6)	2.01%(5)(6)	1.85%(6)	1.89%(6)	1.86%
Net investment income	7.09%	7.44%	5.29%	5.28%	3.82%
Portfolio Turnover of the Portfolio	93%	85%	67%	33%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.03% and 0.12% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$3.28	$3.28	$3.22	$4.59	$5.02
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.29	$0.22	$0.25	$0.25
Net realized and unrealized gain (loss)	0.28	0.07	0.26	(1.13)	(0.16)
Total income (loss) from operations	$0.55	$0.36	$0.48	$(0.88)	$0.09
Less Distributions
From net investment income	$(0.35)	$(0.27)	$(0.34)	$—	$(0.13)
Tax return of capital	—	(0.09)	(0.08)	(0.49)	(0.39)
Total distributions	$(0.35)	$(0.36)	$(0.42)	$(0.49)	$(0.52)
Net asset value — End of year	$3.48	$3.28	$3.28	$3.22	$4.59
Total Return(2)	17.75%	11.14%	15.22%	(20.48)%	1.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,138,535	$879,701	$821,658	$707,932	$1,217,836
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.95%(5)	1.01%(5)	0.86%	0.89%	0.86%
Net expenses	0.92%(5)(6)	1.01%(5)(6)	0.85%(6)	0.89%(6)	0.86%
Net investment income	7.99%	8.48%	6.28%	6.28%	4.86%
Portfolio Turnover of the Portfolio	93%	85%	67%	33%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.03% and 0.12% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (89.7% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection
7

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Notes to Financial Statements — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$99,321,795	$83,267,788
Tax return of capital	$ —	$26,447,624
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 23,924,384
Deferred capital losses	(105,402,936)
Net unrealized appreciation	25,051,687
Accumulated loss	$(56,426,865)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $105,402,936 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $52,144,104 are short-term and $53,258,832 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
8

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Notes to Financial Statements — continued

For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement effective December 2024, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $121,986 of the Fund’s operating expenses for the year ended October 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $26,403 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $21,819 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $3,095. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $238,369 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $228,537 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $76,179 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $3,750 and $5,728 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $449,637,448 and $341,586,481, respectively.
9

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	19,499,464	$ 65,556,549	8,960,967	$ 30,827,879
Issued to shareholders electing to receive payments of distributions in Fund shares	2,404,706	7,984,370	2,639,487	8,967,417
Redemptions	(18,230,147)	(60,515,881)	(11,257,015)	(38,340,791)
Net increase	3,674,023	$ 13,025,038	343,439	$ 1,454,505
Class C
Sales	1,485,124	$ 5,043,601	1,324,948	$ 4,586,650
Issued to shareholders electing to receive payments of distributions in Fund shares	825,179	2,757,869	958,596	3,290,558
Redemptions	(3,970,781)	(13,332,777)	(2,771,312)	(9,562,422)
Net decrease	(1,660,478)	$ (5,531,307)	(487,768)	$ (1,685,214)
Class I
Sales	201,270,824	$677,018,915	104,792,044	$358,715,766
Issued to shareholders electing to receive payments of distributions in Fund shares	23,038,998	76,394,582	24,908,998	84,512,963
Redemptions	(165,577,960)	(540,275,143)	(112,156,871)	(381,424,360)
Net increase	58,731,862	$213,138,354	17,544,171	$ 61,804,369
10

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Emerging Markets Local Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Local Income Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
11

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the foreign tax credit.
Foreign Tax Credit. For the fiscal year ended October 31, 2025, the Fund paid foreign taxes of $1,896,074 and recognized foreign source income of $87,687,362.
12

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments

Credit Linked Notes — 1.5%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.0%†
Itau BBA International PLC (Ministry of Finance of Paraguay), 9.03%, 2/19/30(1)	PYG	1,212,000	$ 171,934
			$ 171,934
South Africa — 1.5%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 1/8/26(2)	EGP	239,250	$ 4,847,490
0.00%, 4/23/26(2)	EGP	345,825	6,541,085
0.00%, 10/22/26(2)	EGP	426,500	7,294,236
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(3)	TZS	3,104,000	1,325,903
13.75%, 9/27/50(3)	TZS	1,044,300	451,567
			$ 20,460,281
Total Credit Linked Notes (identified cost $20,498,156)			$ 20,632,215

Foreign Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.6%
Simpar Finance SARL, 10.75%, 2/12/28(4)	BRL	53,195	$ 8,058,425
			$ 8,058,425
Colombia — 0.3%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(5)	COP	18,050,431	$ 4,214,469
			$ 4,214,469
Georgia — 0.2%
TBC Bank Group PLC, 22.00%, 6/5/28(5)	UZS	30,470,000	$ 2,544,435
			$ 2,544,435
Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	2,076,500	$ 3,695,870
			$ 3,695,870
Security	Principal Amount (000's omitted)		Value
Peru — 0.2%
Integratel Peru SAA, 7.375%, 4/10/27(5)(6)	PEN	24,500	$ 2,692,708
			$ 2,692,708
Supranational — 0.4%
Asian Development Bank, 14.50%, 6/26/28	UZS	14,946,700	$ 1,245,417
Corp. Andina de Fomento, 8.25%, 4/26/34	INR	169,000	1,994,379
European Bank for Reconstruction & Development:
17.20%, 4/9/26(4)	USD	2,100	2,216,235
17.35%, 3/1/27(4)	USD	909	947,745
			$ 6,403,776
Uzbekistan — 2.6%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(4)	UZS	31,300,000	$ 2,588,034
20.50%, 4/25/27(4)	UZS	25,170,000	2,174,510
JSCB Agrobank, 20.75%, 9/15/28	UZS	177,800,000	14,802,446
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(4)	UZS	42,550,000	3,686,901
21.00%, 7/24/27(4)	UZS	155,110,000	13,513,388
			$ 36,765,279
Venezuela — 0.5%
Petroleos de Venezuela SA:
5.375%, 4/12/27(4)(6)	USD	5,138	$ 1,148,410
5.50%, 4/12/37(4)(6)	USD	1,922	429,612
6.00%, 5/16/24(4)(6)	USD	6,423	1,435,448
6.00%, 11/15/26(4)(6)	USD	17,118	3,825,824
9.00%, 11/17/21(4)(6)	USD	1,563	354,801
9.75%, 5/17/35(4)(6)	USD	2,179	530,635
12.75%, 2/17/22(4)(6)	USD	875	232,697
			$ 7,957,427
Total Foreign Corporate Bonds (identified cost $74,041,331)			$ 72,332,389

13
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Loan Participation Notes — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(7)(8)	UZS	84,113,385	$ 7,020,574
Total Loan Participation Notes (identified cost $7,147,620)			$ 7,020,574

Sovereign Government Bonds — 64.6%
Security	Principal Amount (000's omitted)		Value
Albania — 1.7%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	16,000	$ 190,842
3.90%, 1/22/30	ALL	79,200	946,908
4.05%, 2/7/32	ALL	106,400	1,250,063
4.30%, 7/10/27	ALL	383,300	4,614,871
4.70%, 2/23/27	ALL	91,000	1,098,968
4.95%, 7/22/29	ALL	699,000	8,660,149
5.25%, 1/26/29	ALL	567,800	7,073,326
5.59%, 2/19/40	ALL	40,900	482,351
6.13%, 7/25/34	ALL	38,700	497,946
			$ 24,815,424
Angola — 1.1%
Angola Government International Bonds:
9.125%, 11/26/49(4)	USD	1,958	$ 1,646,705
9.244%, 1/15/31(4)	USD	3,390	3,314,116
9.375%, 5/8/48(4)	USD	2,776	2,385,764
9.875%, 10/15/35(4)	USD	9,041	8,762,913
			$ 16,109,498
Armenia — 1.2%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 560,197
9.00%, 10/29/35	AMD	397,950	1,022,487
9.60%, 10/29/33	AMD	4,272,858	11,484,913
9.75%, 10/29/50	AMD	792,413	2,112,585
9.75%, 10/29/52	AMD	862,400	2,292,005
			$ 17,472,187
Security	Principal Amount (000's omitted)		Value
Bahamas — 0.1%
Bahamas Government International Bonds, 6.625%, 5/15/33(4)	USD	1,731	$ 1,668,684
			$ 1,668,684
Benin — 0.3%
Benin Government International Bonds:
6.875%, 1/19/52(4)	EUR	1,754	$ 1,872,665
7.96%, 2/13/38(4)	USD	2,194	2,289,341
			$ 4,162,006
Bosnia and Herzegovina — 0.0%†
Republic of Srpska Treasury Bonds:
1.50%, 12/24/25	BAM	58	$ 34,197
1.50%, 9/25/26	BAM	36	21,015
1.50%, 9/26/27	BAM	22	12,362
			$ 67,574
Brazil — 2.7%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/26	BRL	124,000	$ 22,530,976
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/30(9)	BRL	14,900	11,905,297
10.00%, 1/1/27	BRL	22,375	4,010,084
			$ 38,446,357
Colombia — 2.2%
Colombia TES:
6.00%, 4/28/28	COP	39,840,800	$ 9,395,442
7.00%, 3/26/31	COP	65,673,000	14,149,030
7.00%, 6/30/32	COP	35,503,000	7,322,204
			$ 30,866,676
Czech Republic — 0.2%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	56,140	$ 2,695,878
			$ 2,695,878
Dominican Republic — 0.2%
Dominican Republic Bonds:
10.75%, 6/1/36(4)	DOP	23,100	$ 387,846
11.25%, 9/15/35(5)	DOP	112,750	1,943,512
11.25%, 9/15/35(4)	DOP	32,900	567,109
13.625%, 2/3/33(4)	DOP	14,000	262,934
			$ 3,161,401

14
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Ecuador — 0.8%
Ecuador Government International Bonds:
0.00%, 7/31/30(4)	USD	4,633	$ 3,631,134
6.90%, 7/31/30(4)	USD	6,204	5,675,062
6.90%, 7/31/35(4)	USD	2,090	1,606,369
			$ 10,912,565
Egypt — 2.9%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	826,542	$ 17,459,606
24.458%, 10/1/27	EGP	1,122,526	24,169,693
			$ 41,629,299
Ethiopia — 1.0%
Ethiopia Government International Bonds:
6.625%, 12/11/24(4)(6)	USD	13,254	$ 14,049,240
6.625%, 12/11/25(5)(6)	USD	781	826,165
			$ 14,875,405
Ghana — 0.3%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	1,770	$ 152,653
13.00%, 8/28/28	GHS	5,899	488,367
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	14,577	1,225,253
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	1,374	103,430
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	5,020	361,780
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	3,277	227,730
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	7,649	504,162
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	2,321	148,179
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	5,389	340,910
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	1,779	111,907
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	2,343	146,987
			$ 3,811,358
Guatemala — 0.1%
Guatemala Government International Bonds, 6.60%, 6/13/36(4)	USD	822	$ 887,760
			$ 887,760
Honduras — 0.0%†
Honduras Government International Bonds, 8.625%, 11/27/34(4)	USD	587	$ 629,704
			$ 629,704
Security	Principal Amount (000's omitted)		Value
Hungary — 0.2%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,227,010	$ 2,276,856
4.00%, 4/28/51	HUF	524,540	979,395
			$ 3,256,251
India — 0.9%
India Government Bonds:
7.09%, 8/5/54	INR	228,900	$ 2,534,922
7.24%, 8/18/55	INR	654,980	7,431,782
7.30%, 6/19/53	INR	192,000	2,182,529
			$ 12,149,233
Indonesia — 5.6%
Indonesia Treasury Bonds:
6.375%, 4/15/32	IDR	50,050,000	$ 3,083,357
6.75%, 7/15/35	IDR	213,143,000	13,463,640
6.875%, 7/15/54	IDR	21,000,000	1,288,034
7.125%, 6/15/38	IDR	163,285,000	10,491,282
7.125%, 6/15/42	IDR	120,649,000	7,704,705
7.125%, 6/15/43	IDR	168,241,000	10,829,945
7.375%, 5/15/48	IDR	16,622,000	1,073,683
7.50%, 6/15/35	IDR	129,185,000	8,557,438
7.50%, 5/15/38	IDR	139,015,000	9,179,755
7.50%, 4/15/40	IDR	39,256,000	2,598,733
8.25%, 5/15/36	IDR	154,676,000	10,794,766
9.50%, 5/15/41	IDR	5,702,000	430,098
			$ 79,495,436
Jordan — 0.0%†
Jordan Government International Bonds, 7.375%, 10/10/47(4)	USD	497	$ 503,414
			$ 503,414
Kazakhstan — 0.5%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,030,234	$ 1,483,128
5.50%, 9/20/28	KZT	34,685	48,578
5.50%, 4/24/32	KZT	565,995	599,156
7.22%, 12/10/28	KZT	377,330	544,948
7.68%, 8/13/29	KZT	490,529	685,841
8.44%, 5/10/31	KZT	207,531	272,460
10.55%, 7/28/29	KZT	1,782,069	2,743,655
14.00%, 5/12/31	KZT	76,306	126,817
14.00%, 5/19/32	KZT	52,027	85,673

15
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.45%, 6/5/33	KZT	164,040	$ 279,372
14.50%, 3/6/34	KZT	75,467	126,114
			$ 6,995,742
Lebanon — 0.5%
Lebanon Government International Bonds:
5.80%, 4/14/20(4)(6)	USD	3,852	$ 883,071
6.00%, 1/27/23(4)(6)	USD	1,519	349,438
6.10%, 10/4/22(4)(6)	USD	4,259	978,505
6.15%, 6/19/20(4)(6)	USD	260	59,703
6.20%, 2/26/25(4)(6)	USD	995	228,369
6.25%, 5/27/22(4)(6)	USD	526	120,701
6.25%, 11/4/24(4)(6)	USD	961	220,549
6.25%, 6/12/25(4)(6)	USD	553	127,466
6.375%, 3/9/20(4)(6)	USD	2,062	472,778
6.40%, 5/26/23(4)(6)	USD	6,169	1,418,870
6.60%, 11/27/26(4)(6)	USD	262	60,003
6.65%, 4/22/24(4)(6)	USD	682	156,519
6.65%, 11/3/28(4)(6)	USD	358	82,394
6.75%, 11/29/27(4)(6)	USD	157	36,231
6.85%, 3/23/27(4)(6)	USD	477	109,486
6.85%, 5/25/29(4)(6)	USD	496	114,337
7.00%, 3/20/28(4)(6)	USD	1,474	339,757
7.00%, 3/23/32(4)(6)	USD	633	147,094
7.25%, 3/23/37(4)(6)	USD	517	119,688
8.25%, 4/12/21(4)(6)	USD	1,657	381,628
			$ 6,406,587
Malaysia — 0.3%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 4,160,517
			$ 4,160,517
Mexico — 9.5%
Mexican Bonos:
7.50%, 5/26/33	MXN	161,360	$ 8,204,929
7.75%, 5/29/31	MXN	264,449	13,890,718
7.75%, 11/23/34	MXN	506,215	25,703,593
7.75%, 11/13/42	MXN	318,000	14,776,901
8.00%, 2/21/36	MXN	59,000	2,996,476
8.00%, 7/31/53	MXN	201,119	9,369,288
8.50%, 11/18/38	MXN	622,879	32,026,272
8.50%, 11/18/38	MXN	298,029	15,323,643
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Mexico Udibonos, 2.75%, 11/27/31	MXN	248,221	$ 12,199,182
			$134,491,002
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(5)	USD	200	$ 205,313
6.625%, 2/25/30(4)	USD	2,000	2,053,129
			$ 2,258,442
Montenegro — 0.5%
Montenegro Government International Bonds, 4.875%, 4/1/32(4)	EUR	5,762	$ 6,768,050
			$ 6,768,050
Nigeria — 0.5%
Nigeria Government Bonds, 17.95%, 6/25/32	NGN	8,686,800	$ 6,620,421
			$ 6,620,421
Paraguay — 0.9%
Paraguay Government Bonds:
7.90%, 2/9/31(5)	PYG	74,301,000	$ 9,946,853
7.90%, 2/9/31(4)	PYG	16,011,000	2,143,431
8.50%, 3/4/35(5)	PYG	10,265,000	1,368,718
			$ 13,459,002
Peru — 3.3%
Peru Government Bonds:
5.35%, 8/12/40	PEN	6,235	$ 1,638,708
5.40%, 8/12/34	PEN	58,352	16,854,209
6.85%, 8/12/35(4)(5)	PEN	33,441	10,491,463
6.85%, 2/12/42	PEN	8,424	2,586,571
6.90%, 8/12/37	PEN	29,533	9,145,076
7.60%, 8/12/39(4)(5)	PEN	19,620	6,354,616
			$ 47,070,643
Poland — 2.3%
Republic of Poland Government Bonds, 2.00%, 8/25/36(9)	PLN	133,532	$ 32,686,996
			$ 32,686,996
Romania — 4.2%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 14,832,765
3.25%, 6/24/26	RON	57,650	12,834,468

16
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government Bonds: (continued)
4.15%, 1/26/28	RON	21,190	$ 4,549,226
4.25%, 4/28/36	RON	57,850	10,561,253
4.85%, 4/22/26	RON	32,030	7,215,281
5.80%, 7/26/27	RON	16,020	3,586,533
6.70%, 2/25/32	RON	17,950	4,017,220
7.90%, 2/24/38	RON	4,500	1,097,959
8.75%, 10/30/28	RON	6,025	1,432,120
			$ 60,126,825
Serbia — 1.2%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	255,910	$ 2,477,139
7.00%, 10/26/31	RSD	1,321,120	14,541,869
			$ 17,019,008
Seychelles — 0.0%†
Seychelles Government International Bonds, 8.00%, 1/1/26(4)	USD	98	$ 98,850
			$ 98,850
South Africa — 8.5%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	126,158	$ 7,351,080
8.25%, 3/31/32	ZAR	261,204	15,022,679
8.50%, 1/31/37	ZAR	203,525	11,076,139
8.75%, 1/31/44	ZAR	295,407	15,268,480
8.75%, 2/28/48	ZAR	15,294	787,332
8.875%, 2/28/35	ZAR	766,296	44,300,024
9.00%, 1/31/40	ZAR	349,080	18,941,424
10.00%, 3/31/33	ZAR	131,100	8,168,433
			$120,915,591
Sri Lanka — 1.4%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	110,000	$ 333,032
9.00%, 11/1/33	LKR	161,000	484,766
9.75%, 7/1/30	LKR	1,151,000	3,794,158
10.25%, 9/15/34	LKR	1,018,000	3,249,933
10.35%, 10/15/29	LKR	60,000	202,562
11.00%, 10/15/28	LKR	1,320,000	4,543,687
11.00%, 9/15/29	LKR	90,000	309,495
11.00%, 12/15/29	LKR	759,000	2,615,806
11.00%, 5/15/30	LKR	27,000	93,137
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.00%, 10/15/30	LKR	531,000	$ 1,833,880
11.25%, 3/15/31	LKR	25,000	86,373
11.50%, 12/15/32	LKR	591,000	2,049,465
			$ 19,596,294
Suriname — 1.6%
Suriname Government International Bonds:
7.70%, 11/6/30(5)(10)	USD	2,570	$ 2,588,632
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)	USD	432	432,325
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(4)	USD	4,437	4,437,300
8.50%, 11/6/35(5)(10)	USD	10,715	11,049,844
9.00%, Oil-Linked, 12/31/50(5)	USD	1,528	1,818,320
9.00%, Oil-Linked, 12/31/50(4)	USD	2,534	3,015,460
			$ 23,341,881
Thailand — 1.1%
Thailand Government Bonds:
3.30%, 6/17/38	THB	383,618	$ 13,661,307
3.35%, 6/17/33	THB	60,000	2,081,822
			$ 15,743,129
Tunisia — 0.0%†
Tunisian Republic, 4.30%, 8/2/30	JPY	10,000	$ 59,529
			$ 59,529
Turkey — 2.6%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 3,386,108
17.80%, 7/13/33	TRY	10,000	154,860
26.20%, 10/5/33	TRY	909,416	19,524,655
27.70%, 9/27/34	TRY	531,779	11,715,986
30.00%, 9/12/29	TRY	69,266	1,517,632
31.08%, 11/8/28	TRY	10,000	224,012
			$ 36,523,253
Uganda — 1.9%
Republic of Uganda Government Bonds:
14.375%, 2/3/33	UGX	1,043,800	$ 275,205
15.00%, 6/18/43	UGX	7,004,900	1,736,045
15.80%, 6/23/39	UGX	76,425,700	20,212,467
16.25%, 11/8/35	UGX	15,582,000	4,368,160
			$ 26,591,877

17
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Ukraine — 1.1%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(4)(11)	USD	18,407	$ 15,665,535
			$ 15,665,535
Uruguay — 0.0%†
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	13,961	$ 359,413
3.875%, 7/2/40(9)	UYU	8,978	242,336
			$ 601,749
Uzbekistan — 0.5%
National Bank of Uzbekistan, 19.875%, 7/5/27(4)	UZS	50,140,000	$ 4,314,591
Republic of Uzbekistan Bonds, 15.50%, 2/25/28(4)	UZS	24,000,000	2,067,055
			$ 6,381,646
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(4)(6)	USD	638	$ 146,051
7.00%, 3/31/38(4)(6)	USD	300	82,980
7.65%, 4/21/25(4)(6)	USD	1,959	507,577
7.75%, 10/13/19(4)(6)	USD	1,419	339,307
8.25%, 10/13/24(4)(6)	USD	3,808	986,523
9.00%, 5/7/23(4)(6)	USD	1,000	258,954
9.25%, 9/15/27(6)	USD	5,238	1,617,756
9.25%, 5/7/28(4)(6)	USD	4,306	1,234,157
9.375%, 1/13/34(6)	USD	349	111,715
11.75%, 10/21/26(4)(6)	USD	904	271,170
11.95%, 8/5/31(4)(6)	USD	669	196,723
12.75%, 8/23/22(4)(6)	USD	475	139,727
			$ 5,892,640
Zambia — 0.1%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	10,300	$ 466,116
18.99%, 10/27/40	ZMW	12,701	574,501
19.00%, 8/18/35	ZMW	6,437	303,941
19.00%, 9/29/35	ZMW	2,253	106,511
			$ 1,451,069
Total Sovereign Government Bonds (identified cost $885,858,963)			$918,542,388

Short-Term Investments — 21.8%
Affiliated Fund — 5.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(12)	83,602,121	$ 83,602,121
Total Affiliated Fund (identified cost $83,602,121)		$ 83,602,121

Sovereign Government Securities — 9.0%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%†
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	49,300	$ 582,119
			$ 582,119
Egypt — 3.6%
Egypt Treasury Bills:
0.00%, 12/9/25	EGP	4,700	$ 97,138
0.00%, 12/23/25	EGP	501,175	10,255,017
0.00%, 1/6/26	EGP	399,900	8,102,451
0.00%, 2/17/26	EGP	100,250	1,979,341
0.00%, 3/31/26	EGP	197,350	3,789,483
0.00%, 5/12/26	EGP	116,175	2,168,540
0.00%, 7/7/26	EGP	914,025	16,501,011
0.00%, 10/27/26	EGP	441,200	7,518,450
			$ 50,411,431
Kazakhstan — 0.6%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	4,762,794	$ 8,215,835
			$ 8,215,835
Nigeria — 4.4%
Nigeria OMO Bills:
0.00%, 11/18/25	NGN	2,510,690	$ 1,750,757
0.00%, 11/25/25	NGN	1,072,374	741,657
0.00%, 12/16/25	NGN	1,055,906	726,541
0.00%, 12/23/25	NGN	536,187	364,107
0.00%, 12/30/25	NGN	1,608,561	1,087,769
0.00%, 1/6/26	NGN	1,698,623	1,144,050
0.00%, 1/13/26	NGN	7,386,933	4,955,888
0.00%, 1/27/26	NGN	8,323,184	5,543,006
0.00%, 2/3/26	NGN	2,251,986	1,494,138
0.00%, 2/17/26	NGN	4,189,202	2,766,260
0.00%, 3/10/26	NGN	9,060,000	5,893,855

18
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 3/24/26	NGN	11,291,908	$ 7,287,598
0.00%, 4/7/26	NGN	1,340,468	861,882
0.00%, 4/21/26	NGN	4,832,937	3,085,028
0.00%, 4/28/26	NGN	13,009,685	8,251,131
0.00%, 6/23/26	NGN	12,016,153	7,462,997
0.00%, 6/30/26	NGN	13,786,625	8,467,093
0.00%, 7/7/26	NGN	1,340,468	822,858
			$ 62,706,615
Uruguay — 0.4%
Uruguay Monetary Regulation Bills:
0.00%, 11/7/25	UYU	17,818	$ 446,574
0.00%, 12/5/25	UYU	74,000	1,843,272
0.00%, 12/19/25	UYU	60,508	1,502,635
0.00%, 12/30/25	UYU	61,814	1,532,037
0.00%, 3/6/26	UYU	17,818	435,325
			$ 5,759,843
Total Sovereign Government Securities (identified cost $124,276,200)			$127,675,843

U.S. Treasury Obligations — 6.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/13/25	$25,000	$ 24,973,208
0.00%, 11/20/25(13)	14,000	13,974,332
0.00%, 12/4/25	6,500	6,478,342
0.00%, 12/11/25(13)	20,000	19,918,235
0.00%, 12/18/25(13)	8,000	7,961,368
0.00%, 1/8/26(13)	25,000	24,826,865
Total U.S. Treasury Obligations (identified cost $98,108,560)		$ 98,132,350
Total Short-Term Investments (identified cost $305,986,881)		$309,410,314
Value
Total Purchased Options — 0.0%† (identified cost $1,636,847)	$ 667,948
Total Investments — 93.5% (identified cost $1,295,169,798)	$1,328,605,828
Total Written Options — (0.1)% (premiums received $1,455,429)	$ (809,865)
Other Assets, Less Liabilities — 6.6%	$ 93,270,293
Net Assets — 100.0%	$1,421,066,256
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security whose performance is linked to the price of an underlying security issued by the Ministry of Finance of Paraguay. The investment is subject to credit risk of the issuing financial institution (Itau BBA International PLC) in addition to the market risk of the underlying security.
(2)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(3)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $166,283,235 or 11.7% of the Portfolio's net assets.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $60,173,243 or 4.2% of the Portfolio's net assets.
(6)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(7)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(8)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(10)	When-issued security.

19
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

(11)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(12)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of October 31, 2025.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,686,000	INR	88.86	4/21/26	$ 72,849
Put USD vs. Call CNH	Barclays Bank PLC	USD	16,400,000	CNH	7.00	1/26/26	36,293
Put USD vs. Call CNH	Deutsche Bank AG	USD	17,400,000	CNH	7.00	1/29/26	41,081
Put USD vs. Call CNH	Goldman Sachs International	USD	13,000,000	CNH	7.00	1/22/26	27,001
Put USD vs. Call CNH	Goldman Sachs International	USD	720,000	CNH	7.00	1/29/26	1,700
Put USD vs. Call CNH	Standard Chartered Bank	USD	6,640,000	CNH	7.00	1/26/26	14,694
Put USD vs. Call INR	Citibank, N.A.	USD	5,100,000	INR	87.00	2/18/26	7,466
Put USD vs. Call INR	Citibank, N.A.	USD	10,772,000	INR	89.13	4/15/26	80,855
Put USD vs. Call INR	Deutsche Bank AG	USD	10,772,000	INR	89.23	4/15/26	85,691
Put USD vs. Call INR	Deutsche Bank AG	USD	10,770,000	INR	88.73	4/22/26	64,319
Put USD vs. Call INR	Goldman Sachs International	USD	6,600,000	INR	87.00	2/5/26	8,369
Put USD vs. Call INR	Goldman Sachs International	USD	5,300,000	INR	87.00	2/9/26	7,134
Put USD vs. Call INR	Goldman Sachs International	USD	2,500,000	INR	87.00	2/10/26	3,405
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	2,700,000	INR	87.00	2/10/26	3,677
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,686,000	INR	88.86	4/21/26	30,183
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	79,843
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	42,738
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	41,625
Put USD vs. Call INR	Nomura International PLC	USD	13,200,000	INR	87.00	2/10/26	17,978
Put USD vs. Call INR	Standard Chartered Bank	USD	670,000	INR	87.00	2/24/26	1,047
Total							$667,948
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,387,000	BRL	7.00	7/12/27	$(352,477)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,110,000	BRL	7.00	7/14/27	(283,037)
Call USD vs. Put INR	Citibank, N.A.	USD	5,100,000	INR	91.00	2/18/26	(12,240)
Call USD vs. Put INR	Goldman Sachs International	USD	6,600,000	INR	91.00	2/5/26	(12,355)
Call USD vs. Put INR	Goldman Sachs International	USD	5,300,000	INR	91.00	2/9/26	(10,664)
Call USD vs. Put INR	Goldman Sachs International	USD	2,500,000	INR	91.00	2/10/26	(5,130)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	2,700,000	INR	91.00	2/10/26	(5,540)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,686,000	INR	88.86	4/21/26	(72,849)
20
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Written Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	Nomura International PLC	USD	13,200,000	INR	91.00	2/10/26	$ (27,086)
Call USD vs. Put INR	Standard Chartered Bank	USD	670,000	INR	91.00	2/24/26	(1,749)
Put USD vs. Call INR	Citibank, N.A.	USD	5,100,000	INR	85.00	2/18/26	(1,897)
Put USD vs. Call INR	Goldman Sachs International	USD	6,600,000	INR	84.50	2/5/26	(1,320)
Put USD vs. Call INR	Goldman Sachs International	USD	5,300,000	INR	84.50	2/9/26	(1,193)
Put USD vs. Call INR	Goldman Sachs International	USD	2,500,000	INR	84.50	2/10/26	(578)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	2,700,000	INR	84.50	2/10/26	(624)
Put USD vs. Call INR	Nomura International PLC	USD	13,200,000	INR	84.50	2/10/26	(3,049)
Put USD vs. Call INR	Standard Chartered Bank	USD	670,000	INR	84.50	2/24/26	(204)
Put USD vs. Call KRW	Barclays Bank PLC	USD	6,300,000	KRW	1,300.00	1/26/26	(2,129)
Put USD vs. Call KRW	BNP Paribas	USD	12,700,000	KRW	1,310.00	2/5/26	(8,166)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	8,700,000	KRW	1,300.00	1/22/26	(2,645)
Put USD vs. Call KRW	Standard Chartered Bank	USD	3,050,000	KRW	1,300.00	1/26/26	(1,031)
Put USD vs. Call KRW	Standard Chartered Bank	USD	5,420,000	KRW	1,310.00	2/9/26	(3,902)
Total							$(809,865)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	381,407,555	USD	68,788,392	12/2/25	$ 1,596,350
BRL	42,200,000	USD	7,521,879	12/2/25	265,686
BRL	53,000,000	USD	9,572,835	12/2/25	207,756
BRL	16,930,000	USD	3,108,107	12/2/25	16,146
BRL	20,210,000	USD	3,722,395	12/2/25	7,147
BRL	27,946,000	USD	5,187,770	12/2/25	(30,631)
USD	9,608,057	BRL	53,195,006	12/2/25	(208,521)
CLP	20,626,455,847	USD	21,683,938	12/17/25	203,247
CLP	2,903,000,000	USD	3,027,181	12/17/25	53,256
CLP	2,634,000,000	USD	2,764,069	12/17/25	30,926
CLP	449,189,728	USD	468,296	12/17/25	8,349
CLP	519,000,000	USD	545,370	12/17/25	5,353
CLP	518,860,272	USD	545,815	12/17/25	4,759
CLP	134,000,000	USD	139,748	12/17/25	2,443
CLP	61,000,000	USD	63,397	12/17/25	1,331
COP	211,203,262,187	USD	53,191,239	12/17/25	1,277,742
COP	46,436,000,000	USD	11,693,927	12/17/25	281,842
COP	51,100,000,000	USD	13,081,098	12/17/25	97,510
COP	27,521,000,000	USD	7,005,027	12/17/25	92,595
COP	18,266,000,000	USD	4,656,012	12/17/25	54,760
COP	10,746,900,000	USD	2,726,498	12/17/25	45,110
EUR	85,445	USD	100,743	12/17/25	(2,014)
EUR	777,985	USD	902,977	12/17/25	(4,044)
21
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	850,816	USD	987,508	12/17/25	$ (4,423)
EUR	929,127	USD	1,095,475	12/17/25	(21,903)
EUR	4,683,221	USD	5,435,630	12/17/25	(24,346)
EUR	2,121,170	USD	2,500,936	12/17/25	(50,004)
EUR	14,030,000	USD	16,284,070	12/17/25	(72,935)
EUR	3,907,800	USD	4,607,438	12/17/25	(92,123)
EUR	199,610,453	USD	235,347,950	12/17/25	(4,705,621)
IDR	40,975,000,000	USD	2,447,438	12/17/25	14,558
IDR	8,968,399,000	USD	538,708	12/17/25	161
IDR	13,154,464,800	USD	790,295	12/17/25	95
IDR	10,190,965,100	USD	612,372	12/17/25	(44)
IDR	14,170,702,000	USD	851,758	12/17/25	(307)
IDR	15,462,154,100	USD	929,937	12/17/25	(888)
IDR	7,159,274,489	USD	435,320	12/17/25	(5,153)
IDR	6,471,408,000	USD	394,407	12/17/25	(5,570)
IDR	9,709,448,000	USD	591,823	12/17/25	(8,428)
IDR	12,940,657,000	USD	787,591	12/17/25	(10,048)
IDR	12,942,714,000	USD	787,859	12/17/25	(10,192)
IDR	12,942,714,000	USD	787,864	12/17/25	(10,197)
IDR	16,173,032,000	USD	983,582	12/17/25	(11,820)
IDR	25,008,819,000	USD	1,516,191	12/17/25	(13,528)
IDR	64,298,806,000	USD	3,883,951	12/17/25	(20,536)
IDR	46,169,691,247	USD	2,808,785	12/17/25	(34,665)
IDR	100,845,809,000	USD	6,134,882	12/17/25	(75,529)
IDR	1,454,518,528,006	USD	88,292,622	12/17/25	(897,409)
INR	601,000,000	USD	6,735,848	12/17/25	18,324
INR	163,000,000	USD	1,842,099	12/17/25	(10,269)
INR	218,000,000	USD	2,463,358	12/17/25	(13,425)
INR	244,000,000	USD	2,757,153	12/17/25	(15,026)
INR	286,600,000	USD	3,238,601	12/17/25	(17,726)
INR	298,797,363	USD	3,376,166	12/17/25	(18,215)
INR	326,000,000	USD	3,683,737	12/17/25	(20,075)
INR	447,663,537	USD	5,058,233	12/17/25	(27,289)
INR	496,000,000	USD	5,605,407	12/17/25	(31,247)
INR	661,000,000	USD	7,469,171	12/17/25	(40,705)
INR	908,320,000	USD	10,263,275	12/17/25	(55,371)
INR	2,346,000,000	USD	26,512,669	12/17/25	(147,795)
INR	3,130,000,000	USD	35,368,391	12/17/25	(192,749)
INR	4,301,900,000	USD	48,607,959	12/17/25	(262,243)
KRW	3,104,100,000	USD	2,186,432	12/17/25	(10,381)
KRW	3,096,550,000	USD	2,188,591	12/17/25	(17,833)
KRW	2,501,000,000	USD	1,811,769	12/17/25	(58,506)
KRW	18,219,000,000	USD	13,160,879	12/17/25	(388,912)
KRW	19,489,775,000	USD	14,077,528	12/17/25	(414,716)
22
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PEN	74,216,218	USD	21,118,951	12/17/25	$ 897,592
PEN	10,491,000	USD	3,022,011	12/17/25	90,187
PEN	6,731,490	USD	1,941,589	12/17/25	55,335
PEN	3,776,284	USD	1,089,837	12/17/25	30,413
PEN	8,625,000	USD	2,545,224	12/17/25	13,417
PEN	967,904	USD	279,152	12/17/25	7,981
PEN	967,904	USD	279,160	12/17/25	7,973
PEN	418	USD	120	12/17/25	3
TWD	79,815,000	USD	2,624,449	12/17/25	(28,814)
TWD	86,755,000	USD	2,854,205	12/17/25	(32,877)
TWD	93,695,000	USD	3,080,856	12/17/25	(33,835)
TWD	86,755,000	USD	2,859,511	12/17/25	(38,183)
TWD	284,000,000	USD	9,459,414	12/17/25	(223,553)
TWD	298,100,000	USD	9,949,933	12/17/25	(255,531)
USD	151,581	CLP	144,188,976	12/17/25	(1,421)
USD	83,767	COP	330,302,166	12/17/25	(1,417)
USD	91,542	COP	361,000,000	12/17/25	(1,559)
USD	151,613	COP	602,000,000	12/17/25	(3,642)
USD	2,375,875	COP	9,258,783,325	12/17/25	(11,951)
USD	725,100	COP	2,859,140,625	12/17/25	(12,268)
USD	792,940	COP	3,127,000,000	12/17/25	(13,509)
USD	1,183,840	COP	4,668,000,000	12/17/25	(20,030)
USD	1,294,771	COP	5,106,000,000	12/17/25	(22,058)
USD	1,312,383	COP	5,211,000,000	12/17/25	(31,526)
USD	2,142,979	COP	8,509,000,000	12/17/25	(51,478)
USD	5,517,112	COP	21,754,522,675	12/17/25	(93,345)
USD	6,033,391	COP	23,793,000,000	12/17/25	(102,785)
USD	11,516,845	COP	45,412,071,573	12/17/25	(194,855)
USD	12,594,479	COP	49,667,000,000	12/17/25	(214,560)
USD	9,987,055	COP	39,655,000,000	12/17/25	(239,906)
USD	20,847,521	COP	82,778,000,000	12/17/25	(500,792)
USD	60,156,246	EUR	51,021,543	12/17/25	1,202,783
USD	30,598,039	EUR	25,951,738	12/17/25	611,787
USD	29,869,990	EUR	25,334,243	12/17/25	597,230
USD	26,557,512	EUR	22,524,764	12/17/25	530,999
USD	8,960,675	EUR	7,600,000	12/17/25	179,163
USD	7,602,519	EUR	6,448,079	12/17/25	152,007
USD	7,576,441	EUR	6,425,961	12/17/25	151,486
USD	7,161,544	EUR	6,074,066	12/17/25	143,190
USD	4,607,438	EUR	3,907,800	12/17/25	92,123
USD	3,996,239	EUR	3,389,412	12/17/25	79,902
USD	2,649,394	EUR	2,247,085	12/17/25	52,973
USD	588,601	EUR	499,222	12/17/25	11,769
USD	385,887	EUR	327,290	12/17/25	7,716
23
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	273,569	EUR	232,028	12/17/25	$ 5,470
USD	37,372,858	IDR	615,674,474,926	12/17/25	379,859
USD	8,052,026	IDR	132,174,000,000	12/17/25	110,308
USD	4,583,955	IDR	75,221,000,000	12/17/25	64,277
USD	5,686,817	IDR	93,605,000,000	12/17/25	62,530
USD	5,556,429	IDR	91,535,721,580	12/17/25	56,476
USD	3,413,159	IDR	55,870,000,000	12/17/25	56,192
USD	2,620,816	IDR	42,984,000,000	12/17/25	38,108
USD	3,980,952	IDR	65,626,000,000	12/17/25	37,793
USD	4,130,864	IDR	68,241,880,000	12/17/25	30,529
USD	3,511,259	IDR	58,006,000,000	12/17/25	25,950
USD	2,539,629	IDR	41,837,444,608	12/17/25	25,813
USD	1,947,309	IDR	32,192,920,000	12/17/25	12,988
USD	859,837	IDR	14,275,101,924	12/17/25	2,113
USD	752,941	IDR	12,499,175,148	12/17/25	1,924
USD	434,806	IDR	7,222,777,500	12/17/25	823
USD	454,983	IDR	7,560,672,900	12/17/25	697
USD	434,675	IDR	7,222,777,500	12/17/25	692
USD	413,552	IDR	6,872,172,900	12/17/25	635
USD	603,487	IDR	10,033,567,800	12/17/25	616
USD	458,940	IDR	7,628,591,200	12/17/25	574
USD	409,798	IDR	6,810,846,000	12/17/25	566
USD	347,909	IDR	5,781,432,700	12/17/25	530
USD	650,726	IDR	10,821,428,100	12/17/25	517
USD	364,758	IDR	6,063,372,000	12/17/25	438
USD	282,692	IDR	4,699,054,200	12/17/25	348
USD	150,561	IDR	2,501,703,000	12/17/25	245
USD	735,798	IDR	12,245,156,900	12/17/25	44
USD	432,761	IDR	7,203,272,200	12/17/25	(50)
USD	576,124	IDR	9,596,207,600	12/17/25	(467)
USD	602,363	IDR	10,033,567,800	12/17/25	(507)
USD	8,615,544	IDR	143,500,500,300	12/17/25	(6,730)
USD	1,850,911	INR	164,000,000	12/17/25	7,843
USD	211,011	INR	18,800,000	12/17/25	(268)
USD	338,584	INR	30,156,000	12/17/25	(316)
USD	423,362	INR	37,700,000	12/17/25	(319)
USD	336,738	INR	30,000,000	12/17/25	(409)
USD	415,138	INR	37,000,000	12/17/25	(676)
USD	420,637	INR	37,504,000	12/17/25	(841)
USD	630,469	INR	56,200,000	12/17/25	(1,119)
USD	628,190	INR	56,000,000	12/17/25	(1,150)
USD	588,829	INR	52,500,000	12/17/25	(1,178)
USD	526,994	INR	47,000,000	12/17/25	(1,202)
USD	1,080,869	INR	96,300,000	12/17/25	(1,372)
24
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,727,424	INR	153,853,000	12/17/25	$ (1,611)
USD	2,156,116	INR	192,000,000	12/17/25	(1,623)
USD	1,649,924	INR	147,000,000	12/17/25	(2,095)
USD	1,728,589	INR	154,000,000	12/17/25	(2,097)
USD	1,278,500	INR	114,000,000	12/17/25	(2,658)
USD	1,593,389	INR	142,044,900	12/17/25	(2,943)
USD	2,080,428	INR	185,410,000	12/17/25	(3,251)
USD	2,154,229	INR	192,000,000	12/17/25	(3,510)
USD	2,157,548	INR	192,367,000	12/17/25	(4,315)
USD	2,141,616	INR	191,000,000	12/17/25	(4,885)
USD	3,236,482	INR	288,500,000	12/17/25	(5,746)
USD	3,197,039	INR	285,000,000	12/17/25	(5,855)
USD	3,020,413	INR	269,300,000	12/17/25	(6,041)
USD	2,713,461	INR	242,000,000	12/17/25	(6,189)
USD	3,757,322	INR	335,078,000	12/17/25	(8,359)
USD	7,615,737	PEN	25,745,000	12/17/25	(21,622)
USD	857,118	PEN	3,000,000	12/17/25	(32,844)
USD	1,273,033	PEN	4,444,000	12/17/25	(45,297)
USD	1,428,531	PEN	5,000,000	12/17/25	(54,740)
USD	1,422,799	PEN	5,000,000	12/17/25	(60,471)
USD	1,907,772	PEN	6,659,795	12/17/25	(67,883)
USD	2,847,624	PEN	10,000,000	12/17/25	(118,917)
USD	2,847,624	PEN	10,000,000	12/17/25	(118,917)
USD	3,983,837	PEN	14,000,000	12/17/25	(169,320)
USD	6,060,187	PEN	21,044,000	12/17/25	(182,601)
USD	5,999,829	PEN	21,000,000	12/17/25	(229,907)
USD	7,310,329	PEN	25,519,444	12/17/25	(260,118)
USD	9,959,593	PEN	35,000,000	12/17/25	(423,300)
USD	2,947,437	TWD	90,000,000	12/17/25	20,580
USD	2,933,673	TWD	89,700,000	12/17/25	16,572
USD	2,942,619	TWD	90,000,000	12/17/25	15,761
USD	2,940,216	TWD	90,000,000	12/17/25	13,358
USD	2,549,436	TWD	78,000,000	12/17/25	12,826
USD	1,760,779	TWD	53,989,000	12/17/25	5,022
USD	1,565,121	TWD	47,996,000	12/17/25	4,260
USD	1,451,761	TWD	44,511,000	12/17/25	4,235
USD	1,369,482	TWD	42,002,000	12/17/25	3,550
USD	1,275,759	TWD	39,128,000	12/17/25	3,291
USD	1,173,838	TWD	36,011,000	12/17/25	2,737
USD	875,004	TWD	26,860,000	12/17/25	1,500
USD	1,760,806	TWD	54,099,000	12/17/25	1,472
USD	1,760,788	TWD	54,109,000	12/17/25	1,128
USD	1,565,131	TWD	48,109,000	12/17/25	596
USD	954,590	TWD	29,346,000	12/17/25	239
25
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	496,263	TWD	15,260,000	12/17/25	$ (2)
PHP	4,721,697	USD	80,631	5/7/26	(396)
PHP	9,000,000	USD	157,023	5/7/26	(4,086)
PHP	47,078,303	USD	810,298	5/7/26	(10,299)
USD	657,260	PHP	36,800,000	5/7/26	31,920
USD	267,881	PHP	15,000,000	5/7/26	12,987
USD	160,849	PHP	9,000,000	5/7/26	7,913
PHP	31,246,864	USD	535,150	5/12/26	(4,218)
PHP	53,894,000	USD	920,243	5/12/26	(4,501)
PHP	52,334,500	USD	894,913	5/12/26	(5,669)
PHP	58,400,000	USD	998,205	5/12/26	(5,899)
PHP	22,854,400	USD	396,860	5/12/26	(8,529)
PHP	128,822,400	USD	2,202,469	5/12/26	(13,578)
PHP	46,946,932	USD	812,864	5/12/26	(15,163)
PHP	46,954,700	USD	815,327	5/12/26	(17,495)
PHP	46,116,800	USD	802,764	5/12/26	(19,169)
PHP	166,000,000	USD	2,844,901	5/12/26	(24,306)
PHP	64,670,000	USD	1,126,361	5/12/26	(27,518)
PHP	63,164,372	USD	1,101,192	5/12/26	(27,932)
PHP	86,146,200	USD	1,501,590	5/12/26	(37,833)
PHP	76,350,000	USD	1,335,257	5/12/26	(37,953)
PHP	149,547,800	USD	2,601,284	5/12/26	(60,237)
USD	2,624,756	PHP	147,800,000	5/12/26	113,407
USD	2,316,465	PHP	130,000,000	5/12/26	107,565
USD	1,778,726	PHP	100,000,000	5/12/26	79,573
USD	1,775,757	PHP	100,000,000	5/12/26	76,604
USD	1,603,421	PHP	90,000,000	5/12/26	74,182
USD	1,773,207	PHP	100,000,000	5/12/26	74,053
USD	1,602,850	PHP	90,000,000	5/12/26	73,611
USD	1,772,358	PHP	100,000,000	5/12/26	73,205
USD	980,567	PHP	55,000,000	5/12/26	46,032
USD	801,737	PHP	45,000,000	5/12/26	37,118
USD	603,629	PHP	33,700,000	5/12/26	31,014
USD	590,222	PHP	33,200,000	5/12/26	26,103
USD	465,574	PHP	26,000,000	5/12/26	23,794
USD	445,395	PHP	25,000,000	5/12/26	20,606
USD	274,568	PHP	15,300,000	5/12/26	14,597
					$(1,223,975)
26
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	29,031,350	PLN	123,615,487	Barclays Bank PLC	11/4/25	$ —	$ (9,931)
NGN	794,373,000	USD	561,394	Standard Chartered Bank	11/4/25	—	(4,643)
NGN	791,566,000	USD	561,394	Standard Chartered Bank	11/4/25	—	(6,610)
PLN	123,615,487	EUR	29,129,980	Barclays Bank PLC	11/4/25	—	(103,755)
USD	639,947	IDR	10,640,396,000	Bank of America, N.A.	11/4/25	115	—
USD	917,741	IDR	15,252,862,000	HSBC Bank USA, N.A.	11/4/25	552	—
USD	538,837	IDR	8,968,399,000	Standard Chartered Bank	11/4/25	—	(454)
KZT	123,716,309	USD	223,832	ICBC Standard Bank plc	11/5/25	9,620	—
EUR	11,120,000	USD	12,950,468	Barclays Bank PLC	11/7/25	—	(130,835)
EUR	1,299,416	USD	1,500,924	Standard Chartered Bank	11/7/25	—	(2,899)
EUR	1,786,852	USD	2,071,088	UBS AG	11/7/25	—	(11,125)
KZT	4,496,628,994	USD	8,454,559	Citibank, N.A.	11/7/25	25,591	—
USD	4,148,958	EUR	3,583,856	State Street Bank and Trust Company	11/7/25	17,329	—
EGP	3,660,937	USD	75,985	Standard Chartered Bank	11/10/25	1,350	—
KZT	901,557,079	USD	1,647,582	Deutsche Bank AG	11/10/25	51,171	—
KZT	824,690,586	USD	1,510,422	Deutsche Bank AG	11/10/25	43,495	—
KZT	405,954,966	USD	732,110	Deutsche Bank AG	11/10/25	32,808	—
EGP	7,514,912	USD	147,728	JPMorgan Chase Bank, N.A.	11/12/25	10,908	—
PLN	123,615,486	EUR	29,112,342	Barclays Bank PLC	11/13/25	—	(102,507)
EGP	62,173,216	USD	1,285,633	Bank of America, N.A.	11/17/25	24,532	—
EGP	80,466,000	USD	1,667,952	HSBC Bank USA, N.A.	11/17/25	27,693	—
PLN	123,615,487	EUR	29,006,043	Barclays Bank PLC	11/18/25	9,310	—
KZT	931,790,729	USD	1,672,874	Deutsche Bank AG	12/8/25	68,191	—
KZT	911,442,574	USD	1,647,582	Deutsche Bank AG	12/8/25	55,462	—
EGP	11,440,427	USD	231,431	Citibank, N.A.	12/11/25	7,501	—
KZT	399,748,838	USD	726,684	Goldman Sachs International	12/15/25	18,403	—
CNH	10,000,000	USD	1,411,933	Barclays Bank PLC	12/17/25	—	(3,954)
CNH	44,690,000	USD	6,318,794	Barclays Bank PLC	12/17/25	—	(26,538)
CNH	342,171,267	USD	48,312,277	Barclays Bank PLC	12/17/25	—	(135,294)
CNH	410,362,789	USD	57,940,460	Barclays Bank PLC	12/17/25	—	(162,257)
CNH	24,860,000	USD	3,501,583	Citibank, N.A.	12/17/25	—	(1,348)
CNH	5,000,000	USD	707,068	Goldman Sachs International	12/17/25	—	(3,079)
CNH	33,273,000	USD	4,692,389	Goldman Sachs International	12/17/25	—	(7,621)
CNH	160,000,000	USD	22,626,178	Goldman Sachs International	12/17/25	—	(98,520)
CNH	191,000,000	USD	27,010,000	Goldman Sachs International	12/17/25	—	(117,608)
CNH	5,000,000	USD	707,022	HSBC Bank USA, N.A.	12/17/25	—	(3,033)
CNH	159,000,000	USD	22,483,299	HSBC Bank USA, N.A.	12/17/25	—	(96,439)
CNH	192,000,000	USD	27,149,644	HSBC Bank USA, N.A.	12/17/25	—	(116,454)
CZK	30,000,000	EUR	1,225,604	Bank of America, N.A.	12/17/25	6,389	—
CZK	53,000,000	EUR	2,171,768	Barclays Bank PLC	12/17/25	3,737	—
CZK	218,000,000	EUR	8,898,217	HSBC Bank USA, N.A.	12/17/25	55,482	—
CZK	6,000,000	EUR	244,905	HSBC Bank USA, N.A.	12/17/25	1,527	—
CZK	987,760,597	EUR	40,458,479	Standard Chartered Bank	12/17/25	88,988	—
CZK	26,000,000	EUR	1,064,955	Standard Chartered Bank	12/17/25	2,342	—
27
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	31,950,000	EUR	1,311,874	Standard Chartered Bank	12/17/25	$ —	$ (829)
CZK	31,500,000	EUR	1,290,210	State Street Bank and Trust Company	12/17/25	2,865	—
CZK	219,000,000	EUR	8,957,209	UBS AG	12/17/25	34,737	—
CZK	6,000,000	EUR	245,403	UBS AG	12/17/25	952	—
EUR	3,828,851	CZK	93,478,254	Standard Chartered Bank	12/17/25	—	(8,421)
EUR	6,732,400	CZK	164,366,029	Standard Chartered Bank	12/17/25	—	(14,808)
EUR	2,773,078	HUF	1,100,000,000	Bank of America, N.A.	12/17/25	—	(56,378)
EUR	3,444,547	HUF	1,365,600,000	Bank of America, N.A.	12/17/25	—	(67,799)
EUR	5,560,262	HUF	2,200,000,000	HSBC Bank USA, N.A.	12/17/25	—	(96,457)
EUR	5,675,511	HUF	2,248,000,000	HSBC Bank USA, N.A.	12/17/25	—	(105,570)
EUR	8,247,911	HUF	3,278,173,432	JPMorgan Chase Bank, N.A.	12/17/25	—	(186,848)
EUR	2,517,456	PLN	10,805,424	Deutsche Bank AG	12/17/25	—	(15,972)
EUR	10,107,302	PLN	43,382,562	Standard Chartered Bank	12/17/25	—	(64,125)
EUR	3,736,625	PLN	16,000,000	UBS AG	12/17/25	—	(13,328)
EUR	14,012,343	PLN	60,000,000	UBS AG	12/17/25	—	(49,982)
EUR	3,559,542	RON	18,223,906	Barclays Bank PLC	12/17/25	—	(8,988)
EUR	43,100,771	RON	220,425,964	Barclays Bank PLC	12/17/25	—	(54,882)
EUR	1,048,246	RON	5,373,000	Citibank, N.A.	12/17/25	—	(4,062)
HUF	354,000,000	EUR	898,147	Goldman Sachs International	12/17/25	11,535	—
HUF	11,858,931,349	EUR	29,837,167	JPMorgan Chase Bank, N.A.	12/17/25	675,929	—
KZT	1,859,934,307	USD	3,338,720	Deutsche Bank AG	12/17/25	125,535	—
KZT	2,157,640,846	USD	3,874,378	Goldman Sachs International	12/17/25	144,377	—
KZT	1,178,131,207	USD	2,151,838	Goldman Sachs International	12/17/25	42,512	—
KZT	670,398,000	USD	1,206,837	Goldman Sachs International	12/17/25	41,825	—
MXN	2,130,170,672	USD	113,177,778	Standard Chartered Bank	12/17/25	964,656	—
MXN	46,216,002	USD	2,455,495	Standard Chartered Bank	12/17/25	20,929	—
MXN	16,077,346	USD	854,203	Standard Chartered Bank	12/17/25	7,281	—
MXN	124,255,823	USD	6,720,913	Standard Chartered Bank	12/17/25	—	(62,826)
MYR	233,000,000	USD	55,474,870	Barclays Bank PLC	12/17/25	221,787	—
MYR	136,000,000	USD	32,380,181	Barclays Bank PLC	12/17/25	129,455	—
MYR	50,104,150	USD	11,932,116	Barclays Bank PLC	12/17/25	44,852	—
MYR	14,340,000	USD	3,397,138	Barclays Bank PLC	12/17/25	30,716	—
MYR	29,583,045	USD	7,045,092	Barclays Bank PLC	12/17/25	26,482	—
MYR	5,500,000	USD	1,309,181	Barclays Bank PLC	12/17/25	5,547	—
MYR	7,506,800	USD	1,789,634	Barclays Bank PLC	12/17/25	4,802	—
MYR	2,923,300	USD	698,102	Barclays Bank PLC	12/17/25	688	—
MYR	974,700	USD	232,709	Barclays Bank PLC	12/17/25	285	—
MYR	298,100	USD	71,068	Barclays Bank PLC	12/17/25	191	—
MYR	6,627,700	USD	1,585,005	Barclays Bank PLC	12/17/25	—	(710)
MYR	10,803,200	USD	2,577,099	Credit Agricole Corporate and Investment Bank	12/17/25	5,313	—
MYR	10,904,000	USD	2,603,754	Credit Agricole Corporate and Investment Bank	12/17/25	2,754	—
MYR	9,990,300	USD	2,389,852	Credit Agricole Corporate and Investment Bank	12/17/25	—	(1,757)
28
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	31,000,000	USD	7,383,941	Goldman Sachs International	12/17/25	$ 26,344	$ —
MYR	18,000,000	USD	4,287,450	Goldman Sachs International	12/17/25	15,296	—
MYR	11,061,000	USD	2,639,038	Goldman Sachs International	12/17/25	4,999	—
MYR	6,872,800	USD	1,638,878	Goldman Sachs International	12/17/25	4,006	—
MYR	1,882,300	USD	449,505	Goldman Sachs International	12/17/25	443	—
MYR	623,100	USD	148,800	Goldman Sachs International	12/17/25	147	—
MYR	6,885,800	USD	1,649,293	Goldman Sachs International	12/17/25	—	(3,302)
MYR	19,000,000	USD	4,549,264	Goldman Sachs International	12/17/25	—	(7,476)
MYR	11,124,700	USD	2,655,377	State Street Bank and Trust Company	12/17/25	3,888	—
MYR	8,959,900	USD	2,139,678	State Street Bank and Trust Company	12/17/25	2,110	—
MYR	8,428,400	USD	2,017,570	State Street Bank and Trust Company	12/17/25	—	(2,833)
PLN	14,000,000	EUR	3,270,009	Barclays Bank PLC	12/17/25	11,129	—
PLN	15,552,000	EUR	3,634,309	Barclays Bank PLC	12/17/25	10,287	—
PLN	13,070,000	EUR	3,072,401	Goldman Sachs International	12/17/25	—	(12,274)
PLN	273,900,795	EUR	63,966,534	UBS AG	12/17/25	228,166	—
PLN	69,338,374	EUR	16,193,219	UBS AG	12/17/25	57,761	—
PLN	16,122,277	EUR	3,765,181	UBS AG	12/17/25	13,430	—
PLN	6,500,000	EUR	1,518,004	UBS AG	12/17/25	5,415	—
RON	124,814,061	EUR	24,405,393	Barclays Bank PLC	12/17/25	31,077	—
RON	5,000,000	EUR	977,670	Barclays Bank PLC	12/17/25	1,245	—
RON	9,000,000	EUR	1,758,235	Goldman Sachs International	12/17/25	4,056	—
THB	357,616,100	USD	11,046,398	Standard Chartered Bank	12/17/25	51,450	—
THB	331,963,900	USD	10,252,843	Standard Chartered Bank	12/17/25	48,944	—
THB	63,540,000	USD	1,941,771	Standard Chartered Bank	12/17/25	30,056	—
THB	57,620,000	USD	1,783,901	Standard Chartered Bank	12/17/25	4,212	—
THB	98,000,000	USD	3,092,048	Standard Chartered Bank	12/17/25	—	(50,829)
THB	475,335,687	USD	15,073,825	Standard Chartered Bank	12/17/25	—	(322,802)
THB	2,598,762,220	USD	82,411,834	Standard Chartered Bank	12/17/25	—	(1,764,827)
TRY	200,740,005	USD	4,505,479	Standard Chartered Bank	12/17/25	103,412	—
TRY	201,881,551	USD	4,578,213	Standard Chartered Bank	12/17/25	56,887	—
USD	48,414,536	CNH	342,895,515	Barclays Bank PLC	12/17/25	135,580	—
USD	29,115,778	CNH	206,212,234	Barclays Bank PLC	12/17/25	81,536	—
USD	6,989,953	CNH	49,506,280	Barclays Bank PLC	12/17/25	19,575	—
USD	55,220	JPY	8,064,671	Citibank, N.A.	12/17/25	2,663	—
USD	5,418,328	MXN	100,258,000	Bank of America, N.A.	12/17/25	46,133	—
USD	20,507,455	MXN	385,924,219	Bank of America, N.A.	12/17/25	—	(171,794)
USD	107,090	MXN	2,000,000	BNP Paribas	12/17/25	—	(78)
USD	3,801,691	MXN	71,000,000	BNP Paribas	12/17/25	—	(2,752)
USD	9,477,455	MXN	177,000,000	BNP Paribas	12/17/25	—	(6,861)
USD	19,169,090	MXN	358,000,000	BNP Paribas	12/17/25	—	(13,876)
USD	1,244,554	MXN	23,000,000	Deutsche Bank AG	12/17/25	12,128	—
USD	378,777	MXN	7,000,000	Deutsche Bank AG	12/17/25	3,691	—
USD	1,471,229	MXN	27,200,000	Standard Chartered Bank	12/17/25	13,753	—
USD	490,987	MXN	9,077,346	Standard Chartered Bank	12/17/25	4,590	—
29
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	53,120	MXN	1,000,000	Standard Chartered Bank	12/17/25	$ —	$ (463)
USD	106,262	MXN	2,000,000	Standard Chartered Bank	12/17/25	—	(906)
USD	1,593,609	MXN	30,000,000	Standard Chartered Bank	12/17/25	—	(13,903)
USD	3,666,029	MXN	69,000,000	Standard Chartered Bank	12/17/25	—	(31,247)
USD	3,930,901	MXN	74,000,000	Standard Chartered Bank	12/17/25	—	(34,293)
USD	7,914,923	MXN	149,000,000	Standard Chartered Bank	12/17/25	—	(69,049)
USD	9,085,375	MXN	171,000,000	Standard Chartered Bank	12/17/25	—	(77,438)
USD	18,383,274	MXN	346,000,000	Standard Chartered Bank	12/17/25	—	(156,687)
USD	10,678,782	MXN	198,906,188	UBS AG	12/17/25	20,651	—
USD	5,265,756	MXN	98,081,555	UBS AG	12/17/25	10,183	—
USD	2,155,017	MXN	40,140,000	UBS AG	12/17/25	4,168	—
USD	83,543	MXN	1,556,095	UBS AG	12/17/25	162	—
USD	24,105,775	THB	760,160,000	Standard Chartered Bank	12/17/25	515,841	—
USD	1,990,631	TRY	88,693,280	Standard Chartered Bank	12/17/25	—	(45,723)
USD	1,231,686	UYU	49,600,000	Citibank, N.A.	12/17/25	—	(6,833)
USD	5,588,291	ZAR	98,000,000	BNP Paribas	12/17/25	—	(47,511)
USD	22,467,210	ZAR	394,000,000	BNP Paribas	12/17/25	—	(191,014)
USD	8,122,029	ZAR	140,835,801	Goldman Sachs International	12/17/25	22,818	—
USD	3,326,379	ZAR	57,511,356	Goldman Sachs International	12/17/25	19,005	—
USD	12,285,153	ZAR	215,000,000	Goldman Sachs International	12/17/25	—	(79,107)
USD	49,483,452	ZAR	866,000,000	Goldman Sachs International	12/17/25	—	(318,634)
USD	5,642,464	ZAR	99,415,388	HSBC Bank USA, N.A.	12/17/25	—	(74,735)
USD	22,708,329	ZAR	400,101,341	HSBC Bank USA, N.A.	12/17/25	—	(300,772)
UYU	64,806,000	USD	1,598,767	Citibank, N.A.	12/17/25	19,449	—
UYU	55,100,000	USD	1,357,477	Citibank, N.A.	12/17/25	18,378	—
UYU	71,000,000	USD	1,765,291	Citibank, N.A.	12/17/25	7,590	—
UYU	78,890,000	USD	1,961,803	HSBC Bank USA, N.A.	12/17/25	8,092	—
ZAR	37,000,000	USD	2,099,592	Barclays Bank PLC	12/17/25	28,211	—
ZAR	45,000,000	USD	2,574,315	Citibank, N.A.	12/17/25	13,553	—
ZAR	1,272,919,602	USD	72,734,938	Goldman Sachs International	12/17/25	468,355	—
ZAR	606,318,699	USD	34,645,199	Goldman Sachs International	12/17/25	223,088	—
EGP	7,112,062	USD	142,028	Bank of America, N.A.	1/5/26	4,900	—
USD	11,387,619	BRL	65,784,000	Citibank, N.A.	1/5/26	—	(669,786)
USD	10,103,086	BRL	58,216,000	JPMorgan Chase Bank, N.A.	1/5/26	—	(567,197)
VND	43,504,320,000	USD	1,638,581	JPMorgan Chase Bank, N.A.	1/8/26	8,919	—
VND	11,457,299,508	USD	431,683	Goldman Sachs International	1/15/26	1,990	—
KZT	624,400,000	USD	1,126,567	ICBC Standard Bank plc	1/21/26	23,552	—
NGN	891,546,000	USD	579,683	Standard Chartered Bank	1/21/26	31,704	—
EGP	187,557,674	USD	3,811,373	Bank of America, N.A.	1/22/26	41,285	—
KZT	938,290,000	USD	1,689,851	ICBC Standard Bank plc	1/22/26	37,964	—
KZT	749,558,000	USD	1,348,732	Deutsche Bank AG	1/23/26	31,161	—
VND	11,474,135,100	USD	431,683	Citibank, N.A.	1/26/26	2,294	—
USD	450,384	UGX	1,587,604,000	Standard Chartered Bank	1/30/26	3,674	—
USD	450,384	UGX	1,588,955,000	Standard Chartered Bank	1/30/26	3,294	—
30
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	792,676	UGX	2,798,146,000	Citibank, N.A.	2/3/26	$ 6,818	$ —
USD	189,845	GHS	2,722,376	ICBC Standard Bank plc	2/17/26	—	(44,049)
TRY	48,344,065	USD	943,840	Standard Chartered Bank	3/23/26	83,257	—
USD	911,715	TRY	48,344,065	Standard Chartered Bank	3/23/26	—	(115,383)
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	449,416	—
TRY	155,918,001	USD	2,925,314	Standard Chartered Bank	3/26/26	379,347	—
USD	545,257	TRY	29,225,996	Standard Chartered Bank	3/26/26	—	(74,184)
USD	2,340,214	TRY	126,692,005	Standard Chartered Bank	3/26/26	—	(345,006)
KZT	1,561,382,000	USD	2,718,520	Deutsche Bank AG	4/16/26	68,879	—
USD	900,768	UGX	3,211,238,000	Standard Chartered Bank	4/16/26	11,660	—
USD	450,384	UGX	1,607,871,000	Standard Chartered Bank	4/16/26	5,207	—
KZT	1,867,298,000	USD	3,262,226	Deutsche Bank AG	4/17/26	70,029	—
KZT	1,559,071,000	USD	2,718,520	Deutsche Bank AG	4/17/26	63,694	—
KZT	1,557,984,000	USD	2,718,520	Deutsche Bank AG	4/17/26	61,753	—
USD	900,768	UGX	3,220,246,000	Standard Chartered Bank	4/17/26	9,339	—
USD	675,576	UGX	2,418,562,255	Standard Chartered Bank	4/17/26	6,070	—
USD	450,384	UGX	1,621,382,507	Standard Chartered Bank	4/22/26	1,985	—
KZT	772,824,000	USD	1,348,733	Deutsche Bank AG	4/23/26	27,252	—
KZT	1,544,299,000	USD	2,697,466	Deutsche Bank AG	4/24/26	51,057	—
USD	675,576	UGX	2,435,452,000	Standard Chartered Bank	5/4/26	3,598	—
USD	450,384	UGX	1,621,382,000	Standard Chartered Bank	5/4/26	3,020	—
EUR	1,034,203	RON	5,683,463	Barclays Bank PLC	5/12/26	—	(69,995)
RON	5,683,463	EUR	1,063,124	JPMorgan Chase Bank, N.A.	5/12/26	36,329	—
USD	450,384	UGX	1,655,161,000	Standard Chartered Bank	7/24/26	6,877	—
USD	450,384	UGX	1,650,657,000	Standard Chartered Bank	7/28/26	8,713	—
EUR	10,648,464	PLN	46,443,277	Barclays Bank PLC	9/2/26	—	(77,418)
EUR	10,918,643	PLN	47,738,492	Barclays Bank PLC	9/4/26	—	(109,470)
EUR	21,835,109	PLN	95,091,901	Barclays Bank PLC	9/8/26	—	(111,787)
EUR	16,022,181	PLN	69,760,576	Barclays Bank PLC	9/9/26	—	(76,644)
MNT	1,284,122,600	USD	335,280	JPMorgan Chase Bank, N.A.	9/28/26	5,550	—
MNT	1,323,083,000	USD	344,822	JPMorgan Chase Bank, N.A.	10/5/26	6,041	—
UZS	14,318,913,000	USD	889,374	Deutsche Bank AG	10/5/26	205,153	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	112,714	—
KZT	1,660,336,000	USD	2,718,520	Deutsche Bank AG	10/15/26	67,480	—
USD	450,384	UGX	1,661,917,000	Standard Chartered Bank	10/20/26	16,036	—
USD	450,384	UGX	1,675,429,000	Standard Chartered Bank	10/21/26	12,623	—
KZT	1,644,105,000	USD	2,697,465	Deutsche Bank AG	10/23/26	54,165	—
USD	450,384	UGX	1,673,177,000	Standard Chartered Bank	10/23/26	13,447	—
KZT	2,513,643,000	USD	4,154,095	Deutsche Bank AG	10/27/26	47,391	—
USD	900,768	UGX	3,355,361,000	Standard Chartered Bank	11/3/26	27,138	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	96,170	—
						$7,731,399	$(8,027,584)
31
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	$ 4,488,063	$ (6,898)
11/21/25	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,669,660	(27,388)
11/24/25	COP	12,593,000	Republic of Colombia, 9.25%, 5/28/42	Goldman Sachs International	3,266,946	12,594
11/27/25	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	14,761,316	(59,709)
11/27/25	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	17,381,514	(27,480)
						$(108,881)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(61)	Short	12/8/25	$ (8,315,056)	$ (37,265)
Euro-Buxl	(7)	Short	12/8/25	(936,920)	(36,309)
U.S. 5-Year Treasury Note	(136)	Short	12/31/25	(14,852,688)	(3,878)
U.S. 10-Year Treasury Note	(224)	Short	12/19/25	(25,238,500)	(23,388)
U.S. Long Treasury Bond	(29)	Short	12/19/25	(3,402,063)	(13,603)
U.S. Ultra 10-Year Treasury Note	(17)	Short	12/19/25	(1,963,234)	(28,422)
					$(142,865)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	79,775	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.65% (pays upon termination)	1/2/26	$ (574,161)	$ —	$ (574,161)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(1,874,958)	—	(1,874,958)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(629,884)	—	(629,884)
BRL	66,680	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.78% (pays upon termination)	1/4/27	145,506	—	145,506
32
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	$ (798,770)	$ —	$ (798,770)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(268,313)	—	(268,313)
BRL	37,010	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.02% (pays upon termination)	1/2/29	(40,832)	—	(40,832)
BRL	26,045	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	10,508	—	10,508
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	96,342	—	96,342
BRL	38,790	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.40% (pays upon termination)	1/2/29	53,668	—	53,668
BRL	48,206	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.51% (pays upon termination)	1/2/29	79,593	—	79,593
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	22,814	—	22,814
BRL	15,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.13% (pays upon termination)	1/2/31	(14,613)	—	(14,613)
BRL	21,574	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.30% (pays upon termination)	1/2/31	13,805	—	13,805
BRL	36,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.46% (pays upon termination)	1/2/31	81,265	—	81,265
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(97,082)	—	(97,082)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(44,162)	—	(44,162)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(39,093)	—	(39,093)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(12,192)	11,800	(392)
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(26,564)	—	(26,564)
CLP	13,630,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	6/18/30	(39,181)	—	(39,181)
CLP	4,255,590	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	9/17/30	(14,231)	—	(14,231)
33
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	3,675,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.80% (pays semi-annually)	12/17/30	$ (5,942)	$ —	$ (5,942)
CLP	9,251,100	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.84% (pays semi-annually)	12/17/30	(1,869)	—	(1,869)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(157,887)	—	(157,887)
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,231,259	—	1,231,259
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	635,033	—	635,033
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	140,892	—	140,892
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	141,813	—	141,813
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	372,916	—	372,916
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	249,547	—	249,547
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	147,447	—	147,447
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	124,419	—	124,419
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	386,811	—	386,811
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	133,293	—	133,293
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	109,195	—	109,195
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	(13,347)	—	(13,347)
CNY	21,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	3/19/30	(11,030)	—	(11,030)
CNY	13,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	(4,253)	—	(4,253)
CNY	23,850	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(7,059)	—	(7,059)
34
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	10,170	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	$ (2,702)	$ —	$ (2,702)
CNY	19,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(5,043)	—	(5,043)
CNY	10,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(2,524)	—	(2,524)
CNY	13,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	(2,760)	—	(2,760)
CNY	10,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(1,773)	—	(1,773)
CNY	14,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(2,532)	—	(2,532)
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	3/19/30	35,068	—	35,068
CNY	61,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.39% (pays quarterly)	6/18/30	(59,901)	—	(59,901)
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	6/18/30	(21,776)	—	(21,776)
CNY	17,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.48% (pays quarterly)	6/18/30	(7,702)	—	(7,702)
CNY	25,113	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	6/18/30	(9,955)	—	(9,955)
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/18/30	3,300	—	3,300
CNY	27,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/17/30	(17,116)	—	(17,116)
CNY	64,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	9/17/30	4,193	—	4,193
CNY	20,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	9/17/30	7,314	—	7,314
CNY	85,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	9/17/30	35,754	—	35,754
CNY	48,490	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	8,625	—	8,625
CNY	79,604	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.64% (pays quarterly)	12/17/30	43,399	—	43,399
35
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	48,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	12/17/30	$ 33,990	$ —	$ 33,990
COP	19,162,581	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.34% (pays quarterly)	6/18/28	86,236	(13,013)	73,223
COP	6,685,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	29,339	7,835	37,174
COP	12,984,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	55,784	(5,423)	50,361
COP	20,329,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.80% (pays quarterly)	12/17/30	88,377	—	88,377
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(41,112)	—	(41,112)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	351,860	—	351,860
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	66,689	—	66,689
CZK	49,200	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	27,466	—	27,466
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	(143,316)	—	(143,316)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.59% (pays annually)	9/17/30	(31,771)	—	(31,771)
CZK	102,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	9/17/30	(51,716)	—	(51,716)
CZK	58,100	Pays	6-month CZK PRIBOR (pays semi-annually)	3.76% (pays annually)	9/17/30	(14,092)	—	(14,092)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.88% (pays annually)	9/17/30	2,336	—	2,336
CZK	76,360	Pays	6-month CZK PRIBOR (pays semi-annually)	3.79% (pays annually)	12/17/30	(19,529)	—	(19,529)
CZK	95,590	Pays	6-month CZK PRIBOR (pays semi-annually)	3.86% (pays annually)	12/17/30	(11,243)	—	(11,243)
CZK	31,235	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	(30,826)	—	(30,826)
CZK	246,212	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	(302,997)	—	(302,997)
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(64,061)	—	(64,061)
HUF	1,660,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.20% (pays annually)	12/17/30	(16,981)	—	(16,981)
HUF	3,071,300	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	19,953	—	19,953
ILS	16,787	Pays	3-month ILS TELBOR (pays annually)	3.66% (pays annually)	10/15/30	11,476	—	11,476
ILS	17,116	Pays	3-month ILS TELBOR (pays annually)	3.52% (pays annually)	12/17/30	(15,354)	—	(15,354)
36
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ILS	25,835	Pays	3-month ILS TELBOR (pays annually)	3.71% (pays annually)	12/17/30	$ 46,095	$ —	$ 46,095
ILS	9,129	Pays	3-month ILS TELBOR (pays annually)	3.80% (pays annually)	12/17/35	1,722	—	1,722
ILS	8,661	Pays	3-month ILS TELBOR (pays annually)	3.91% (pays annually)	12/17/35	24,293	—	24,293
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	404,506	—	404,506
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	227,115	—	227,115
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	363,503	—	363,503
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	312,831	—	312,831
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	66,174	—	66,174
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	450,961	—	450,961
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	15,154	—	15,154
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	112,149	—	112,149
INR	190,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	38,306	—	38,306
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	31,005	—	31,005
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	181,095	—	181,095
INR	902,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.81% (pays semi-annually)	6/18/30	80,130	—	80,130
INR	1,080,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	6/18/30	172,086	—	172,086
INR	471,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	6,253	—	6,253
INR	554,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	8,957	—	8,957
INR	1,050,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	20,519	—	20,519
INR	469,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	9/17/30	12,896	—	12,896
INR	797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	9/17/30	33,826	—	33,826
INR	1,310,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.77% (pays semi-annually)	9/17/30	76,123	—	76,123
INR	978,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	12/17/30	20,650	—	20,650
KRW	12,187,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(41,230)	—	(41,230)
KRW	15,843,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(52,230)	1,247	(50,983)
37
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	17,160,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	$ (54,912)	$ 2,643	$ (52,269)
KRW	25,630,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(81,191)	(118)	(81,309)
KRW	12,461,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(49,052)	—	(49,052)
KRW	21,136,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(82,428)	—	(82,428)
KRW	8,827,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(33,714)	—	(33,714)
KRW	1,062,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	16,759	—	16,759
KRW	1,916,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	23,865	—	23,865
KRW	3,927,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	47,726	—	47,726
KRW	1,566,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	18,085	—	18,085
KRW	1,497,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	8,962	—	8,962
KRW	1,987,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	11,836	—	11,836
KRW	3,975,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	20,674	—	20,674
KRW	2,716,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	43,938	—	43,938
KRW	4,620,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	74,009	—	74,009
KRW	2,280,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	36,852	—	36,852
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	409,802	(8,583)	401,219
MXN	431,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(18,425)	—	(18,425)
MXN	276,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(11,136)	—	(11,136)
38
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MYR	19,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.07% (pays quarterly)	9/17/30	$ (43,549)	$ —	$ (43,549)
MYR	30,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.09% (pays quarterly)	9/17/30	(60,004)	—	(60,004)
MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	9/17/30	(17,122)	—	(17,122)
MYR	35,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	9/17/30	(34,962)	—	(34,962)
MYR	16,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(13,475)	—	(13,475)
MYR	26,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(21,731)	—	(21,731)
MYR	32,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	9/17/30	4,407	—	4,407
MYR	16,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.15% (pays quarterly)	12/17/30	(23,079)	—	(23,079)
MYR	71,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	12/17/30	(70,234)	—	(70,234)
MYR	19,680	Pays	3-month MYR KLIBOR (pays quarterly)	3.26% (pays quarterly)	12/17/30	(3,256)	—	(3,256)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(200,599)	—	(200,599)
PLN	221,130	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	(99,736)	—	(99,736)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	56,183	—	56,183
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	441,172	—	441,172
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(316,351)	—	(316,351)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	323,288	—	323,288
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	794,277	—	794,277
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	140,714	—	140,714
PLN	12,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.03% (pays annually)	9/17/30	(1,187)	—	(1,187)
PLN	20,224	Pays	6-month PLN WIBOR (pays semi-annually)	4.10% (pays annually)	12/17/30	25,562	—	25,562
PLN	13,366	Pays	6-month PLN WIBOR (pays semi-annually)	4.11% (pays annually)	12/17/30	17,783	—	17,783
PLN	42,227	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(15,196)	—	(15,196)
PLN	42,227	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	18,167	—	18,167
PLN	181,230	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(150,598)	—	(150,598)
PLN	181,230	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	159,314	—	159,314
39
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	$ 348,646	$ —	$ 348,646
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	441,825	—	441,825
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	178,296	—	178,296
PLN	19,321	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	18,909	—	18,909
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(34,592)	—	(34,592)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(20,061)	—	(20,061)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	906,924	—	906,924
THB	27,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	48,690	—	48,690
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	909,097	—	909,097
THB	115,690	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	6/18/30	10,055	—	10,055
THB	32,680	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	3,512	—	3,512
THB	77,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	8,579	—	8,579
THB	136,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	16,874	—	16,874
THB	80,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	11,651	—	11,651
THB	79,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	13,071	—	13,071
THB	79,220	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	13,282	—	13,282
THB	96,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	16,279	—	16,279
THB	132,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	23,100	—	23,100
THB	259,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	46,466	—	46,466
40
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	282,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.50% (pays quarterly)	6/18/30	$ 86,140	$ —	$ 86,140
THB	101,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.08% (pays quarterly)	9/17/30	(35,681)	—	(35,681)
THB	192,510	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.11% (pays quarterly)	9/17/30	(56,043)	—	(56,043)
THB	118,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.26% (pays quarterly)	9/17/30	(7,231)	—	(7,231)
THB	161,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	9/17/30	(430)	—	(430)
THB	106,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.31% (pays quarterly)	9/17/30	1,361	—	1,361
THB	88,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	9/17/30	6,643	—	6,643
THB	174,270	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.15% (pays quarterly)	12/17/30	(41,344)	—	(41,344)
THB	115,670	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.24% (pays quarterly)	12/17/30	(10,526)	—	(10,526)
THB	100,052	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	12/17/30	101	—	101
THB	210,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	12/17/30	(261)	—	(261)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	119,272	—	119,272
THB	187,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	457,603	—	457,603
ZAR	98,004	Pays	3-month ZAR JIBAR (pays quarterly)	7.05% (pays quarterly)	12/17/30	31,733	—	31,733
ZAR	35,696	Pays	3-month ZAR JIBAR (pays quarterly)	7.09% (pays quarterly)	12/17/30	14,922	—	14,922
ZAR	167,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	462,282	—	462,282
Total						$7,428,551	$(3,612)	$7,424,939
41
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$ 428,236
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	587,604
Bank of America, N.A.	MYR	4,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	10,532
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(17,908)
BNP Paribas	MYR	3,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	8,695
BNP Paribas	MYR	3,580	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	9,856
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	431,038
Citibank, N.A.	MYR	77,049	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	199,515
JPMorgan Chase Bank, N.A.	MYR	19,340	Pays	3-month MYR KLIBOR (pays quarterly)	3.30% (pays quarterly)	6/18/30	8,970
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	74,706
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	56,982
Standard Chartered Bank	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	6/18/30	75,792
Standard Chartered Bank	MYR	79,041	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	196,057
Total							$2,070,075
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$55,785
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 109,473,675 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	132,064
				$187,849
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
42
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha
43
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,211,567,677)	$1,245,003,707
Affiliated investments, at value (identified cost $83,602,121)	83,602,121
Deposits for derivatives collateral:
Centrally cleared derivatives	43,727,118
OTC derivatives	1,630,000
Foreign currency, at value (identified cost $33,218,754)	33,326,289
Interest receivable	25,801,288
Dividends receivable from affiliated investments	424,258
Receivable for investments sold	6,382,835
Receivable for variation margin on open futures contracts	9,799
Receivable for open forward foreign currency exchange contracts	7,731,399
Receivable for open swap contracts	2,275,832
Receivable for closed swap contracts	58,809
Receivable for open non-deliverable bond forward contracts	12,594
Trustees' deferred compensation plan	94,904
Total assets	$1,450,080,953
Liabilities
Cash collateral due to brokers	$1,630,000
Written options outstanding, at value (premiums received $1,455,429)	809,865
Payable for investments purchased	2,443,450
Payable for when-issued securities	13,253,723
Payable for variation margin on open centrally cleared derivatives	185,951
Payable for open forward foreign currency exchange contracts	8,027,584
Payable for open swap contracts	17,908
Payable for closed swap contracts	110,099
Payable for open non-deliverable bond forward contracts	121,475
Due to custodian	598,007
Payable to affiliates:
Investment adviser fee	743,312
Trustees' fees	5,417
Trustees' deferred compensation plan	94,904
Accrued foreign capital gains taxes	539,758
Accrued expenses	433,244
Total liabilities	$29,014,697
Net Assets applicable to investors' interest in Portfolio	$1,421,066,256
44
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$4,461,289
Interest income (net of foreign taxes withheld of $2,174,123)	93,665,892
Other income	7,646
Total investment income	$98,134,827
Expenses
Investment adviser fee	$7,110,669
Trustees’ fees and expenses	66,676
Custodian fee	1,133,906
Legal and accounting services	203,085
Interest expense and fees	347,678
Miscellaneous	132,444
Total expenses	$8,994,458
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$152,064
Total expense reductions	$152,064
Net expenses	$8,842,394
Net investment income	$89,292,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $161,036)	$(31,206,055)
Written options	318,629
Futures contracts	16,567
Swap contracts	(2,371,175)
Foreign currency transactions	(1,088,969)
Forward foreign currency exchange contracts	8,307,712
Non-deliverable bond forward contracts	(1,537,687)
Net realized loss	$(27,560,978)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $98,190)	$96,319,860
Written options	651,088
Futures contracts	(582,534)
Swap contracts	12,896,241
Foreign currency	842,650
Forward foreign currency exchange contracts	4,803,212
Non-deliverable bond forward contracts	390,881
Net change in unrealized appreciation (depreciation)	$115,321,398
Net realized and unrealized gain	$87,760,420
Net increase in net assets from operations	$177,052,853
45
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$89,292,433	$107,112,314
Net realized loss	(27,560,978)	(53,885,994)
Net change in unrealized appreciation (depreciation)	115,321,398	70,970,536
Net increase in net assets from operations	$177,052,853	$124,196,856
Capital transactions:
Contributions	$452,773,413	$234,218,091
Withdrawals	(354,239,023)	(282,950,097)
Net increase (decrease) in net assets from capital transactions	$98,534,390	$(48,732,006)
Net increase in net assets	$275,587,243	$75,464,850
Net Assets
At beginning of year	$1,145,479,013	$1,070,014,163
At end of year	$1,421,066,256	$1,145,479,013
46
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.82%(2)	0.86%(2)	0.73%	0.76%	0.75%
Net expenses	0.80%(2)(3)	0.86%(2)(3)	0.72%(3)	0.76%(3)	0.75%
Net investment income	8.12%	8.66%	6.43%	6.43%	4.98%
Portfolio Turnover	93%	85%	67%	33%	56%
Total Return	17.97%	11.30%	15.00%	(20.12)%	1.48%
Net assets, end of year (000’s omitted)	$1,421,066	$1,145,479	$1,070,014	$958,731	$1,561,621
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest expense, including on securities sold short and reverse repurchase agreements, of 0.03% and 0.12% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
47

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 89.7%, 9.8% and 0.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
48

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying
49

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
O  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
P  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
Q  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is
50

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
R  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $7,110,669 or 0.65% of the Portfolio’s average daily net assets.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $152,064 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $755,519,686 and $746,503,898, respectively, for the year ended October 31, 2025.
51

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,305,899,460
Gross unrealized appreciation	$65,050,281
Gross unrealized depreciation	(42,849,872)
Net unrealized appreciation	$22,200,409
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward volatility agreements, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, interest rate swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $8,976,832. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $9,353,307 at October 31, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for
52

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$667,948	$ —	$667,948
Not applicable	11,157,784(1)	14,682,322(1)	25,840,106
Receivable for open forward foreign currency exchange contracts	7,731,399	—	7,731,399
Receivable for open swap contracts	—	2,275,832	2,275,832
Receivable for open non-deliverable bond forward contracts	—	12,594	12,594
Total Asset Derivatives	$19,557,131	$16,970,748	$36,527,879
Derivatives not subject to master netting or similar agreements	$11,157,784	$14,682,322	$25,840,106
Total Asset Derivatives subject to master netting or similar agreements	$8,399,347	$2,288,426	$10,687,773
Written options outstanding, at value	$(809,865)	$ —	$(809,865)
Not applicable	(12,381,759)	(7,396,636)	(19,778,395)
Payable for open forward foreign currency exchange contracts	(8,027,584)	—	(8,027,584)
Payable for open swap contracts	—	(17,908)	(17,908)
Payable for open non-deliverable bond forward contracts	—	(121,475)	(121,475)
Total Liability Derivatives	$(21,219,208)	$(7,536,019)	$(28,755,227)
Derivatives not subject to master netting or similar agreements	$(12,381,759)	$(7,396,636)	$(19,778,395)
Total Liability Derivatives subject to master netting or similar agreements	$(8,837,449)	$(139,383)	$(8,976,832)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$1,205,511	$(383,160)	$(725,787)	$ —	$96,564	$ —
Barclays Bank PLC	832,785	(832,785)	—	—	—	—
BNP Paribas	18,551	(18,551)	—	—	—	—
Citibank, N.A.	822,711	(696,166)	—	(126,545)	—	180,000
Credit Agricole Corporate and Investment Bank	8,067	(1,757)	—	—	6,310	—
Deutsche Bank AG	1,540,470	(15,972)	—	(1,450,000)	74,498	1,450,000
53

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Goldman Sachs International	$1,109,402	$(1,109,402)	$ —	$ —	$ —	$ —
HSBC Bank USA, N.A.	93,346	(93,346)	—	—	—	—
ICBC Standard Bank plc	71,136	(44,049)	—	—	27,087	—
JPMorgan Chase Bank, N.A.	1,155,625	(835,703)	(223,811)	—	96,111	—
Nomura International PLC	17,978	(17,978)	—	—	—	—
Standard Chartered Bank	3,410,374	(3,275,241)	—	—	135,133	—
State Street Bank and Trust Company	26,192	(2,833)	—	—	23,359	—
UBS AG	375,625	(74,435)	(301,190)	—	—	—
	$10,687,773	$(7,401,378)	$(1,250,788)	$(1,576,545)	$459,062	$1,630,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(383,160)	$383,160	$ —	$ —	$ —	$ —
Barclays Bank PLC	(1,187,094)	832,785	170,174	—	(184,135)	—
BNP Paribas	(288,166)	18,551	269,615	—	—	—
Citibank, N.A.	(696,166)	696,166	—	—	—	—
Credit Agricole Corporate and Investment Bank	(1,757)	1,757	—	—	—	—
Deutsche Bank AG	(15,972)	15,972	—	—	—	—
Goldman Sachs International	(1,348,661)	1,109,402	—	—	(239,259)	—
HSBC Bank USA, N.A.	(793,460)	93,346	700,114	—	—	—
ICBC Standard Bank plc	(44,049)	44,049	—	—	—	—
JPMorgan Chase Bank, N.A.	(835,703)	835,703	—	—	—	—
Nomura International PLC	(30,135)	17,978	—	—	(12,157)	—
Standard Chartered Bank	(3,275,241)	3,275,241	—	—	—	—
State Street Bank and Trust Company	(2,833)	2,833	—	—	—	—
UBS AG	(74,435)	74,435	—	—	—	—
	$(8,976,832)	$7,401,378	$1,139,903	$ —	$(435,551)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,630,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
54

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure  for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(1,060,536)	$(109,852)	$(1,170,388)
Written options	318,629	—	318,629
Futures contracts	—	16,567	16,567
Swap contracts	—	(2,371,175)	(2,371,175)
Forward foreign currency exchange contracts	8,307,712	—	8,307,712
Non-deliverable bond forward contracts	—	(1,537,687)	(1,537,687)
Total	$7,565,805	$(4,002,147)	$3,563,658
Change in unrealized appreciation (depreciation):
Investments(1)	$(640,278)	$109,830	$(530,448)
Written options	651,088	—	651,088
Futures contracts	—	(582,534)	(582,534)
Swap contracts	—	12,896,241	12,896,241
Forward foreign currency exchange contracts	4,803,212	—	4,803,212
Non-deliverable bond forward contracts	—	390,881	390,881
Total	$4,814,022	$12,814,418	$17,628,440
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts
$23,000	$38,687,000	$3,161,733,000	$17,077,000	$45,109,000
Purchased Swaptions	Swap Contracts
$4,338,000	$1,461,458,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately $103,089,000 and $54,793,000, respectively.
55

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of October 31, 2025. For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $5,039,000 and 4.99%, respectively.
8  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $83,602,121, which represents 5.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,727,085	$911,662,726	$(833,787,690)	$ —	$ —	$83,602,121	$4,461,289	83,602,121
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Credit Linked Notes	$ —	$ 20,632,215	$ —	$ 20,632,215
Foreign Corporate Bonds	—	72,332,389	—	72,332,389
Loan Participation Notes	—	—	7,020,574	7,020,574
Sovereign Government Bonds	—	918,542,388	—	918,542,388
Short-Term Investments:
Affiliated Fund	83,602,121	—	—	83,602,121
Sovereign Government Securities	—	127,675,843	—	127,675,843
U.S. Treasury Obligations	—	98,132,350	—	98,132,350
56

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Purchased Currency Options	$ —	$ 667,948	$ —	$ 667,948
Total Investments	$83,602,121	$1,237,983,133	$7,020,574	$1,328,605,828
Forward Foreign Currency Exchange Contracts	$ —	$ 18,889,183	$ —	$ 18,889,183
Non-Deliverable Bond Forward Contracts	—	12,594	—	12,594
Swap Contracts	—	16,958,154	—	16,958,154
Total	$83,602,121	$1,273,843,064	$7,020,574	$1,364,465,759
Liability Description
Written Currency Options	$ —	$ (809,865)	$ —	$ (809,865)
Forward Foreign Currency Exchange Contracts	—	(20,409,343)	—	(20,409,343)
Non-Deliverable Bond Forward Contracts	—	(121,475)	—	(121,475)
Futures Contracts	(142,865)	—	—	(142,865)
Swap Contracts	—	(7,271,679)	—	(7,271,679)
Total	$ (142,865)	$ (28,612,362)	$ —	$ (28,755,227)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
57

Emerging Markets Local Income Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
58

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
59

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
60

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging Markets Local Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio. Morgan Stanley Investment Management Limited, an affiliate of each Adviser (the “Sub-adviser”), began serving as the sub-adviser to the Fund and the Portfolio on January 1, 2025. Accordingly, each investment sub-advisory agreement with the Sub-adviser was in its initial two-year term, and the Board was not required to approve each agreement at its meeting on June 12, 2025.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. In this regard, the Board considered each Adviser’s responsibilities with respect to oversight of the Sub-adviser. In particular, the Board considered the expertise of each Adviser’s and the Sub-adviser’s investment professionals with respect to emerging markets strategies and in-house research capabilities. The Board considered the international and emerging markets investment capabilities of the Sub-adviser, which has its principal office in London, and the benefits to the Funds of having portfolio management services involving investments in international and emerging market securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
61

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
62

EEIAX-NCSR    10.31.25

Eaton Vance
Floating-Rate Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Floating-Rate Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $4,000,410,923)	$3,851,670,320
Receivable for Fund shares sold	3,165,634
Total assets	$3,854,835,954
Liabilities
Payable for Fund shares redeemed	$10,485,551
Distributions payable	4,317,371
Payable to affiliates:
Administration fee	495,216
Distribution and service fees	178,285
Sub-transfer agency fee	45,190
Trustees' fees	42
Accrued expenses	576,472
Total liabilities	$16,098,127
Net Assets	$3,838,737,827
Sources of Net Assets
Paid-in capital	$5,093,751,266
Accumulated loss	(1,255,013,439)
Net Assets	$3,838,737,827
Advisers Class Shares
Net Assets	$110,302,350
Shares Outstanding	13,528,454
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.15
Class A Shares
Net Assets	$479,304,322
Shares Outstanding	56,815,628
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.44
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.72
Class C Shares
Net Assets	$60,814,780
Shares Outstanding	7,466,469
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.15
Class I Shares
Net Assets	$2,563,332,940
Shares Outstanding	314,173,856
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.16
1
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class R6 Shares
Net Assets	$624,983,435
Shares Outstanding	76,524,058
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.17
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio	$7,873,431
Interest income allocated from Portfolio	343,424,817
Other income allocated from Portfolio	2,659,226
Expenses allocated from Portfolio	(25,553,679)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	315,355
Total investment income from Portfolio	$328,719,150
Expenses
Administration fee	$6,429,110
Distribution and service fees:
Advisers Class	302,856
Class A	1,286,000
Class C	682,940
Trustees’ fees and expenses	500
Custodian fee	63,434
Transfer and dividend disbursing agent fees	2,369,619
Legal and accounting services	165,633
Printing and postage	70,236
Registration fees	130,641
Miscellaneous	73,241
Total expenses	$11,574,210
Net investment income	$317,144,940
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(91,105,426)
Swap contracts	646,578
Foreign currency transactions	(1,205,679)
Forward foreign currency exchange contracts	(2,542,713)
Net realized loss	$(94,207,240)
Change in unrealized appreciation (depreciation):
Investments	$(20,309,881)
Swap contracts	317,166
Foreign currency	(1,421,322)
Forward foreign currency exchange contracts	(5,716,544)
Net change in unrealized appreciation (depreciation)	$(27,130,581)
Net realized and unrealized loss	$(121,337,821)
Net increase in net assets from operations	$195,807,119
3
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$317,144,940	$399,339,190
Net realized loss	(94,207,240)	(163,463,638)
Net change in unrealized appreciation (depreciation)	(27,130,581)	224,801,157
Net increase in net assets from operations	$195,807,119	$460,676,709
Distributions to shareholders:
Advisers Class	$(8,731,846)	$(10,491,650)
Class A	(37,057,961)	(48,861,119)
Class C	(4,407,977)	(6,521,856)
Class I	(213,897,975)	(279,184,005)
Class R6	(53,616,220)	(69,548,158)
Total distributions to shareholders	$(317,711,979)	$(414,606,788)
Transactions in shares of beneficial interest:
Advisers Class	$(8,092,915)	$(3,129,842)
Class A	(45,415,271)	(73,252,807)
Class C	(10,422,078)	(16,152,759)
Class I	(411,017,712)	(318,384,582)
Class R6	(171,432,900)	38,625,639
Net decrease in net assets from Fund share transactions	$(646,380,876)	$(372,294,351)
Net decrease in net assets	$(768,285,736)	$(326,224,430)
Net Assets
At beginning of year	$4,607,023,563	$4,933,247,993
At end of year	$3,838,737,827	$4,607,023,563
4
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Financial Highlights

	Advisers Class
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.37	$8.29	$8.15	$8.81	$8.47
Income (Loss) From Operations
Net investment income(1)	$0.59	$0.69	$0.66	$0.32	$0.27
Net realized and unrealized gain (loss)	(0.22)	0.11	0.13	(0.64)	0.34
Total income (loss) from operations	$0.37	$0.80	$0.79	$(0.32)	$0.61
Less Distributions
From net investment income	$(0.59)	$(0.72)	$(0.65)	$(0.34)	$(0.27)
Total distributions	$(0.59)	$(0.72)	$(0.65)	$(0.34)	$(0.27)
Net asset value — End of year	$8.15	$8.37	$8.29	$8.15	$8.81
Total Return(2)	4.62%	9.82%	10.11%	(3.70)%	7.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$110,302	$121,691	$123,632	$77,084	$157,768
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.07%	1.06%	1.05%	1.01%	1.03%
Net expenses	1.07%(5)	1.06%(5)	1.05%(5)	1.01%(5)	1.03%
Net investment income	7.20%	8.25%	7.89%	3.70%	3.05%
Portfolio Turnover of the Portfolio	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Financial Highlights — continued

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.66	$8.58	$8.43	$9.12	$8.77
Income (Loss) From Operations
Net investment income(1)	$0.61	$0.72	$0.67	$0.35	$0.28
Net realized and unrealized gain (loss)	(0.21)	0.10	0.15	(0.69)	0.35
Total income (loss) from operations	$0.40	$0.82	$0.82	$(0.34)	$0.63
Less Distributions
From net investment income	$(0.62)	$(0.74)	$(0.67)	$(0.35)	$(0.28)
Total distributions	$(0.62)	$(0.74)	$(0.67)	$(0.35)	$(0.28)
Net asset value — End of year	$8.44	$8.66	$8.58	$8.43	$9.12
Total Return(2)	4.72%	9.92%	10.04%	(3.78)%	7.27%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$479,304	$538,563	$606,136	$707,666	$751,136
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.07%	1.06%	1.06%	1.01%	1.03%
Net expenses	1.07%(5)	1.06%(5)	1.06%(5)	1.01%(5)	1.03%
Net investment income	7.19%	8.26%	7.79%	3.96%	3.06%
Portfolio Turnover of the Portfolio	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.37	$8.29	$8.14	$8.80	$8.47
Income (Loss) From Operations
Net investment income(1)	$0.53	$0.63	$0.58	$0.27	$0.20
Net realized and unrealized gain (loss)	(0.22)	0.10	0.16	(0.65)	0.34
Total income (loss) from operations	$0.31	$0.73	$0.74	$(0.38)	$0.54
Less Distributions
From net investment income	$(0.53)	$(0.65)	$(0.59)	$(0.28)	$(0.21)
Total distributions	$(0.53)	$(0.65)	$(0.59)	$(0.28)	$(0.21)
Net asset value — End of year	$8.15	$8.37	$8.29	$8.14	$8.80
Total Return(2)	3.84%	9.14%	9.29%	(4.43)%	6.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$60,815	$73,083	$88,377	$117,294	$135,213
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.82%	1.81%	1.81%	1.76%	1.79%
Net expenses	1.82%(5)	1.81%(5)	1.81%(5)	1.76%(5)	1.79%
Net investment income	6.45%	7.51%	7.03%	3.18%	2.32%
Portfolio Turnover of the Portfolio	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.38	$8.30	$8.15	$8.82	$8.48
Income (Loss) From Operations
Net investment income(1)	$0.62	$0.71	$0.66	$0.36	$0.29
Net realized and unrealized gain (loss)	(0.22)	0.11	0.16	(0.67)	0.35
Total income (loss) from operations	$0.40	$0.82	$0.82	$(0.31)	$0.64
Less Distributions
From net investment income	$(0.62)	$(0.74)	$(0.67)	$(0.36)	$(0.30)
Total distributions	$(0.62)	$(0.74)	$(0.67)	$(0.36)	$(0.30)
Net asset value — End of year	$8.16	$8.38	$8.30	$8.15	$8.82
Total Return(2)	4.89%	10.23%	10.38%	(3.57)%	7.56%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,563,333	$3,056,517	$3,343,188	$5,269,963	$5,988,270
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.82%	0.81%	0.81%	0.76%	0.78%
Net expenses	0.82%(5)	0.81%(5)	0.81%(5)	0.76%(5)	0.78%
Net investment income	7.45%	8.50%	8.00%	4.18%	3.29%
Portfolio Turnover of the Portfolio	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.39	$8.31	$8.16	$8.83	$8.49
Income (Loss) From Operations
Net investment income(1)	$0.62	$0.72	$0.68	$0.36	$0.29
Net realized and unrealized gain (loss)	(0.22)	0.11	0.15	(0.66)	0.35
Total income (loss) from operations	$0.40	$0.83	$0.83	$(0.30)	$0.64
Less Distributions
From net investment income	$(0.62)	$(0.75)	$(0.68)	$(0.37)	$(0.30)
Total distributions	$(0.62)	$(0.75)	$(0.68)	$(0.37)	$(0.30)
Net asset value — End of year	$8.17	$8.39	$8.31	$8.16	$8.83
Total Return(2)	4.95%	10.29%	10.44%	(3.51)%	7.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$624,983	$817,169	$771,916	$625,769	$718,642
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.76%	0.75%	0.75%	0.71%	0.73%
Net expenses	0.76%(5)	0.75%(5)	0.75%(5)	0.71%(5)	0.73%
Net investment income	7.51%	8.54%	8.17%	4.19%	3.34%
Portfolio Turnover of the Portfolio	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.3% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
10

Eaton Vance
Floating-Rate Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$317,711,979	$414,606,788
During the year ended October 31, 2025, accumulated loss was increased by $1,158,175 and paid-in capital was increased by $1,158,175 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 14,803,471
Deferred capital losses	(961,485,735)
Net unrealized depreciation	(304,013,804)
Distributions payable	(4,317,371)
Accumulated loss	$(1,255,013,439)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $961,485,735 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $67,472,993 are short-term and $894,012,742 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
11

Eaton Vance
Floating-Rate Fund
October 31, 2025
Notes to Financial Statements — continued

For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For year ended October 31, 2025, the administration fee amounted to $6,429,110. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $156,373 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $17,782 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $4,140. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $302,856 for Advisers Class shares and $1,286,000 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $512,205 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $170,735 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $13,095 and $11,080 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $178,868,439 and $1,155,483,393, respectively.
12

Eaton Vance
Floating-Rate Fund
October 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	2,323,339	$ 19,247,804	2,302,763	$ 19,316,277
Issued to shareholders electing to receive payments of distributions in Fund shares	1,051,104	8,678,347	1,242,456	10,425,562
Redemptions	(4,378,120)	(36,019,066)	(3,917,873)	(32,871,681)
Net decrease	(1,003,677)	$ (8,092,915)	(372,654)	$ (3,129,842)
Class A
Sales	8,731,362	$ 74,939,568	7,707,391	$ 66,935,582
Issued to shareholders electing to receive payments of distributions in Fund shares	3,688,034	31,516,768	4,792,426	41,604,072
Redemptions	(17,763,943)	(151,871,607)	(20,967,835)	(181,792,461)
Net decrease	(5,344,547)	$ (45,415,271)	(8,468,018)	$ (73,252,807)
Class C
Sales	1,514,996	$ 12,572,343	1,498,177	$ 12,557,387
Issued to shareholders electing to receive payments of distributions in Fund shares	477,771	3,942,227	687,933	5,767,007
Redemptions	(3,263,025)	(26,936,648)	(4,115,584)	(34,477,153)
Net decrease	(1,270,258)	$ (10,422,078)	(1,929,474)	$ (16,152,759)
Class I
Sales	82,204,191	$ 681,306,217	97,665,975	$ 819,935,294
Issued to shareholders electing to receive payments of distributions in Fund shares	22,476,199	185,734,321	29,039,281	243,867,757
Redemptions	(155,255,759)	(1,278,058,250)	(164,728,157)	(1,382,187,633)
Net decrease	(50,575,369)	$ (411,017,712)	(38,022,901)	$ (318,384,582)
Class R6
Sales	17,627,108	$ 146,540,552	29,894,734	$ 251,466,990
Issued to shareholders electing to receive payments of distributions in Fund shares	3,641,244	30,125,740	4,715,805	39,645,668
Redemptions	(42,164,785)	(348,099,192)	(30,101,794)	(252,487,019)
Net increase (decrease)	(20,896,433)	$ (171,432,900)	4,508,745	$ 38,625,639
13

Eaton Vance
Floating-Rate Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Floating-Rate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate Fund (the “Fund"), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
14

Eaton Vance
Floating-Rate Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 3.77% of distributions from net investment income as a 163(j) interest dividend.
15

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.444%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$2,000	$ 2,013,888
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 10.039%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	2,250	2,258,098
Barings CLO Ltd., Series 2015-1A, Class DR, 6.746%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,505,348
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.096%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,604,874
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	1,500	1,509,636
Series 2025-29A, Class E, 10.631%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	2,000	2,023,320
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.784%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	995,287
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.573%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,489,278
Series 2016-3A, Class ER, 10.423%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,470,084
Series 2018-1A, Class D, 7.15%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,471,780
Series 2018-1A, Class E, 10.05%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,690,000
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.986%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	979,897
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.276%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,145
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.605%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,960
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.866%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,851,449
Series 2016-1A, Class ER, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,954,504
Series 2016-2A, Class ER, 10.166%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,315,216
Series 2017-1A, Class E, 10.416%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,231,030
Series 2018-1A, Class D, 7.066%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,006,810
Series 2018-1A, Class E, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,746,722
Security	Principal Amount (000's omitted)	Value
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.505%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	$3,000	$ 3,020,424
CIFC Funding Ltd., Series 2022-4A, Class DR, 6.594%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,754,370
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.016%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,506,189
Series 2018-55A, Class E, 9.566%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,970,352
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.766%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,019,750
Series 2015-41A, Class ER, 9.466%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,205,912
Series 2016-42A, Class D1AR, 7.205%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,508,007
Series 2016-42A, Class ERR, 10.405%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,508,732
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.04%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,971,524
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.284%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,439,227
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,422,965
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.124%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,005,244
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.758%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	3,200	3,194,499
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.884%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	850	856,892
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.713%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	1,500	1,503,750
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.977%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,986,800
Series 2021-2A, Class ER, 9.005%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	1,003,380
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.666%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	936,109
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.979%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	1,500	1,501,905

16
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.382%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	$1,000	$ 1,004,559
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.215%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,000	976,351
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.046%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,513,374
Series 2016-1A, Class DR, 10.046%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,117,818
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.346%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,272,294
Series 2018-2A, Class E, 9.416%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,419,935
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 7.646%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,181,629
Series 2021-3A, Class E, 11.266%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	939,841
Total Asset-Backed Securities (identified cost $106,942,768)		$ 105,785,158

Common Stocks — 1.5%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	2,577	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	223,950	$ 3,135,300
		$ 3,135,300
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	250,979	$ 768,623
		$ 768,623
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(4)(5)	138,995	$ 2,331,895
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	17,394,942
		$ 19,726,837
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	44,676	$ 586,596
		$ 586,596
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	80,602	$ 1,725,769
		$ 1,725,769
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	705,631	$ 0
Cano Health, Inc.(4)(5)	314,140	883,519
Envision Parent, Inc.(4)(5)	778,264	11,998,107
		$ 12,881,626
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	1,348,933	$ 12,747,417
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,747,417
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	116,244	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(4)(5)	73,982	$ 6,473,425
		$ 6,473,425
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	100,308	$ 10,331,724
		$ 10,331,724
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $109,601,492)		$ 68,377,317

17
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Corporate Bonds — 5.3%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,839,767
TransDigm, Inc., 6.75%, 8/15/28(1)	3,175	3,241,602
		$ 5,081,369
Air Transport — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$1,147	$ 1,150,507
5.75%, 4/20/29(1)	10,875	10,979,096
United Airlines, Inc., 4.375%, 4/15/26(1)	2,640	2,636,198
		$ 14,765,801
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,843,259
		$ 3,843,259
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 691,390
		$ 691,390
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,634,460
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	531	530,504
		$ 3,164,964
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$4,475	$ 4,386,054
4.625%, 6/1/28(1)	9,725	9,524,939
		$ 13,910,993
Chemicals — 0.3%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 8,982,637
7.25%, 2/15/33(1)	6,250	6,226,433
		$ 15,209,070
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$1,990	$ 2,084,205
Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$5,550	$ 5,485,675
		$ 7,569,880
Computers — 0.0%†
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,910,615
		$ 1,910,615
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$4,225	$ 4,602,305
		$ 4,602,305
Diversified Telecommunication Services — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	$6,500	$ 6,046,435
		$ 6,046,435
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,971,768
		$ 8,971,768
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$13,925	$ 13,737,923
		$ 13,737,923
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,017,843
		$ 1,017,843
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$2,925	$ 2,951,185
		$ 2,951,185
Health Care — 0.3%
Global Medical Response, Inc., 7.375%, 10/1/32(1)	$1,755	$ 1,837,643
Medline Borrower LP, 3.875%, 4/1/29(1)	9,800	9,524,928
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150	2,103,791
		$ 13,466,362
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 3,733,915
		$ 3,733,915

18
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$1,750	$ 1,814,222
AmWINS Group, Inc., 6.375%, 2/15/29(1)	4,850	4,946,825
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,850,678
		$ 22,611,725
Machinery — 0.4%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$13,050	$ 12,787,230
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,647,612
		$ 18,434,842
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,924,124
		$ 2,924,124
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$6,393	$ 6,447,878
		$ 6,447,878
Retail — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$10,580	$ 10,129,395
		$ 10,129,395
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$9,930	$ 10,444,215
9.00%, 9/30/29(1)	7,100	7,349,885
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,086,505
		$ 25,880,605
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$9,650	$ 9,299,757
		$ 9,299,757
Telecommunications — 0.5%
Altice France SA:
6.50%, 10/15/31(1)	$1,001	$ 955,673
6.50%, 3/15/32(1)	10,570	10,129,587
9.50%, 11/1/29(1)	7,181	7,323,551
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,243,858
		$ 21,652,669
Total Corporate Bonds (identified cost $238,216,627)		$ 238,056,072

Exchange-Traded Funds — 0.7%
Security	Shares	Value
Income Funds — 0.7%
Eaton Vance Floating-Rate ETF(6)	577,500	$ 28,568,925
Total Exchange-Traded Funds (identified cost $29,045,740)		$ 28,568,925

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
Citybrewing Topco LLC(3)(4)(5)	1,225,519	$ 9,804,152
		$ 9,804,152
Pharmaceuticals — 0.0%
Mallinckrodt PLC(3)(4)(5)	4,570,433,712	$ 0
		$ 0
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	78,854	$ 1,912,209
Series G1(4)	54,480	1,314,330
		$ 3,226,539
Total Preferred Stocks (identified cost $13,526,039)		$ 13,030,691

Senior Floating-Rate Loans — 84.5%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.9%
Aernnova Aerospace SAU, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	5,550	$ 6,381,215

19
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense (continued)
Air Comm Corp. LLC:
Term Loan, 6.715% - 6.74%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 12/11/31	13,241	$ 13,273,945
Term Loan, 12/11/31(8)	644	645,459
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.687%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	6,020	6,053,641
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)	6,709	4,057,209
Kaman Corp.:
Term Loan, 6.427%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(8)	718	720,377
Term Loan, 6.544% - 6.699%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	7,588	7,618,738
Novaria Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	2,850	2,858,396
TransDigm, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30	29,116	29,172,129
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	9,137	9,159,211
Vista Management Holding, Inc., Term Loan, 7.735%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	5,519	5,567,544
		$ 85,507,864
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.255%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	5,881	$ 5,914,258
		$ 5,914,258
Airlines — 0.5%
American Airlines, Inc.:
Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	21,793	$ 21,842,745
Term Loan, 7.134%, (3 mo. USD Term SOFR + 3.25%), 5/28/32	1,990	1,999,950
		$ 23,842,695
Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	6,875	$ 6,920,822
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		19,300	$ 19,070,812
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		6,334	6,365,931
			$ 32,357,565
Auto Components — 1.6%
Adient U.S. LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		6,376	$ 6,392,545
Autokiniton U.S. Holdings, Inc., Term Loan, 8.079%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		12,710	12,249,652
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,754,831
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,650	5,674,719
DexKo Global, Inc.:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,711	1,914,101
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,539	5,078,343
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		1,772	1,748,457
First Brands Group LLC:
DIP Loan, 6/29/26(10)		450	478,687
Term Loan, 0.00%, 3/30/27(9)		4,775	1,590,075
Lippert Colipper, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		3,333	3,354,104
LTI Holdings, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		16,536	16,655,049
RealTruck Group, Inc.:
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		11,404	10,049,882
Term Loan, 9.079%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		7,018	6,246,131
			$ 73,186,576
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		10,364	$ 10,369,960
MajorDrive Holdings IV LLC:
Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		9,138	8,894,856
Term Loan, 9.652%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,097	2,061,996
			$ 21,326,812

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages — 0.8%
City Brewing Co. LLC, Term Loan, 11.198%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		2,331	$ 955,771
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		27,190	27,292,561
Sazerac Co., Inc., Term Loan, 6.58%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		8,225	8,278,956
			$ 36,527,288
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 8.329%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		12,126	$ 12,182,784
Grifols Worldwide Operations USA, Inc., Term Loan, 6.065%, (1 mo. USD Term SOFR + 2.00%), 11/15/27		3,023	3,027,381
			$ 15,210,165
Broadline Retail — 0.7%
Peer Holding III BV:
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	5,725	$ 6,627,792
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	1,175	1,359,977
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		11,303	11,364,702
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		13,324	13,395,931
			$ 32,748,402
Building Products — 0.7%
Cornerstone Building Brands, Inc., Term Loan, 7.382%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		5,932	$ 5,448,326
CP Iris HoldCo I, Inc.:
Term Loan, 10/27/32(10)		898	893,860
Term Loan, 10/27/32(10)		7,277	7,240,265
LBM Acquisition LLC, Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		9,192	8,900,463
MI Windows & Doors LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		8,295	8,318,661
Sport Group Holding GmbH, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,300	1,480,651
			$ 32,282,226
Capital Markets — 3.1%
Advisor Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 7/30/32		8,521	$ 8,544,441
AllSpring Buyer LLC, Term Loan, 6.762%, (3 mo. USD Term SOFR + 2.75%), 11/1/30		12,539	12,581,576
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
Aretec Group, Inc., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/9/30	8,522	$ 8,561,912
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28	8,012	8,064,713
Edelman Financial Center LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	9,875	9,919,969
EIG Management Co. LLC, Term Loan, 8.977%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	3,562	3,562,034
Focus Financial Partners LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	10,838	10,875,912
Franklin Square Holdings LP, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	9,702	9,690,060
Guggenheim Partners LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/26/31	23,980	24,110,310
HighTower Holdings LLC, Term Loan, 7.071%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	2,635	2,637,946
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	7,911	7,937,071
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30	2,500	2,516,563
NEXUS Buyer LLC, Term Loan, 7/31/31(10)	4,245	4,223,181
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30	9,919	9,966,953
Orion U.S. Finco, Inc., Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	6,225	6,262,474
Victory Capital Holdings, Inc., Term Loan, 6.102%, (3 mo. USD Term SOFR + 2.00%), 9/23/32	8,875	8,930,469
		$ 138,385,584
Chemicals — 2.1%
Charter NEX U.S., Inc., Term Loan, 6.798%, (1 mo. USD Term SOFR + 2.75%), 11/29/30	11,691	$ 11,746,778
Chemours Co., Term Loan, 10/15/32(10)	6,375	6,285,750
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	8,348	8,287,337
INEOS Quattro Holdings U.K. Ltd., Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 3/14/30	3,813	3,091,709
INEOS U.S. Finance LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 2/7/31	5,011	4,262,692
Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	15,474	13,329,033

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Lonza Group AG, Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		10,193	$ 9,088,236
Minerals Technologies, Inc., Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		4,764	4,775,910
Olympus Water U.S. Holding Corp., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		8,465	8,400,528
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		10,282	8,985,528
Tronox Finance LLC, Term Loan, 6.465% - 6.502%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		11,483	8,269,505
W.R. Grace & Co.-Conn., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		5,550	5,534,405
			$ 92,057,411
Commercial Services & Supplies — 3.3%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		6,830	$ 6,881,487
Allied Universal Holdco LLC, Term Loan, 7.315%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		13,692	13,763,362
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		1,915	1,925,861
Belfor Holdings, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		5,712	5,733,208
EnergySolutions LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,442	13,538,385
Foundever Group, Term Loan, 5.65%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,160,282
Foundever Worldwide Corp., Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		11,957	5,649,611
Garda World Security Corp., Term Loan, 7.048%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		12,357	12,380,456
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(10)		1,990	2,009,592
Geosyntec Consultants, Term Loan, 7/31/31(10)		950	952,375
GFL Environmental, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		16,400	16,428,700
Harsco Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		592	592,358
Heritage-Crystal Clean, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 3.75%), 10/17/30		9,192	9,245,324
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		19,900	20,043,107
Monitronics International, Inc., Term Loan, 11.763%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		10,269	10,278,845
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
MV Holding GmbH:
Term Loan, 4.145%, (1 mo. EURIBOR + 2.25%), 3/17/32	EUR	1,475	$ 1,711,125
Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 3/17/32		5,661	5,689,117
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		7,446	7,442,230
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		5,970	6,003,581
TMF Group Holding BV, Term Loan, 6.684% - 6.701%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,405	6,439,898
			$ 148,868,904
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 10/16/32(10)		5,550	$ 5,565,040
			$ 5,565,040
Construction Materials — 0.6%
Knife River HoldCo, Term Loan, 6.123%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		2,363	$ 2,374,941
Quikrete Holdings, Inc.:
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		11,230	11,255,539
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		12	12,287
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		11,474	11,501,174
Smyrna Ready Mix Concrete LLC, Term Loan, 6.977%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,197	1,199,985
			$ 26,343,926
Consumer Finance — 0.4%
CPI Holdco B LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		16,216	$ 16,226,560
			$ 16,226,560
Consumer Staples Distribution & Retail — 0.5%
Boots Group Bidco Ltd.:
Term Loan, 5.522%, (3 mo. EURIBOR + 3.50%), 8/30/32	EUR	6,075	$ 7,069,362
Term Loan, 7.705%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		13,325	13,399,953

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail (continued)
Cardenas Markets, Inc., Term Loan, 10.852%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		4,070	$ 3,256,080
			$ 23,725,395
Containers & Packaging — 1.3%
Altium Packaging LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,715	$ 4,541,435
Berlin Packaging LLC, Term Loan, 7.235% - 7.384%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		7,356	7,356,984
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		20,672	20,683,376
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32		9,000	8,996,220
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.238%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		6,675	629,119
Proampac PG Borrower LLC, Term Loan, 7.905% - 8.195%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		11,826	11,841,143
Trivium Packaging BV, Term Loan, 6.566%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	4,800	5,540,798
			$ 59,589,075
Distributors — 0.6%
Parts Europe SA, Term Loan, 5.004%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	14,275	$ 16,596,325
Phillips Feed Service, Inc., Term Loan, 11.065%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		461	285,458
Rubix Group Midco 3 Ltd., Term Loan, 6.083%, (6 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,500	1,743,784
Winterfell Financing SARL:
Term Loan, 5.454%, (3 mo. EURIBOR + 3.43%), 5/4/28	EUR	4,050	4,153,677
Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,107,425
			$ 24,886,669
Diversified Consumer Services — 1.4%
Ascend Learning LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		15,124	$ 15,134,554
Belron U.K. Finance PLC, Term Loan, 4.723%, (3 mo. EURIBOR + 2.75%), 10/16/31	EUR	7,850	9,122,725
Fugue Finance BV, Term Loan, 6.949%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		5,023	5,041,736
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		17,093	$ 17,062,951
Lernen Bidco Ltd., Term Loan, 7.863%, (3 mo. USD Term SOFR + 3.50%), 10/27/31		4,987	4,997,806
Spring Education Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		3,660	3,675,824
Wand NewCo 3, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		9,050	9,040,337
			$ 64,075,933
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	8,730	$ 9,840,452
			$ 9,840,452
Diversified Telecommunication Services — 0.8%
Altice France SA, Term Loan, 9.36%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,946	$ 4,896,241
Anuvu Holdings 2 LLC, Term Loan, 12.376%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		8,945	164,597
Level 3 Financing, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		10,851	10,850,607
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		7,805	7,775,544
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		7,820	7,791,108
Virgin Media Bristol LLC, Term Loan, 7.052%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		2,563	2,513,082
			$ 33,991,179
Electric Utilities — 0.7%
Kohler Energy Co. LLC, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		10,586	$ 10,633,899
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		17,077	16,816,878
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(8)		2,173	2,140,330
			$ 29,591,107
Electrical Equipment — 0.4%
Dynamo Newco II GmbH, Term Loan, 7.363%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		3,094	$ 3,111,153

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electrical Equipment (continued)
Nvent Electric PLC, Term Loan, 7.155%, (1 mo. USD Term SOFR + 3.00%), 1/30/32	2,394	$ 2,406,341
WEC U.S. Holdings Ltd., Term Loan, 6.384%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	10,466	10,502,285
		$ 16,019,779
Electronic Equipment, Instruments & Components — 1.1%
Chamberlain Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	13,616	$ 13,675,444
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	12,556	12,540,243
Range Red Operating, Inc.:
Term Loan, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	3,183	3,197,576
Term Loan - Second Lien, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	13,353	13,413,363
TTM Technologies, Inc., Term Loan, 6.384%, (1 mo. USD Term SOFR + 2.25%), 5/30/30	2,052	2,061,975
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	6,438	6,181,632
		$ 51,070,233
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% Cash, 11.00% PIK, 12/31/25(3)	3,986	$ 256,306
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% Cash, 11.00% PIK, 12/31/25(3)	34,416	2,212,967
PG Investment Co. 59 SARL, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/26/31	8,249	8,291,283
		$ 10,760,556
Engineering & Construction — 1.2%
American Residential Services LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	489	$ 488,245
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	8,543	7,311,632
Azuria Water Solutions, Inc.:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	17,984	18,105,495
Term Loan, 5/17/28(8)	565	568,748
Construction Partners, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	4,789	4,803,777
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Green Infrastructure Partners, Inc., Term Loan, 6.753%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		7,975	$ 7,997,450
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		13,767	13,904,936
			$ 53,180,283
Entertainment — 2.0%
Creative Artists Agency LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		9,165	$ 9,188,265
Dorna Sports SL, Term Loan, 4.821%, (3 mo. EURIBOR + 2.75%), 8/18/32	EUR	1,850	2,145,965
EOC Borrower LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		28,499	28,682,663
Playtika Holding Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		13,249	12,982,114
Pretzel Parent, Inc., Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		9,254	9,238,463
TKO Worldwide Holdings LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		14,657	14,706,446
Varsity Brands, Inc., Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		11,471	11,511,400
			$ 88,455,316
Financial Services — 0.8%
NCR Atleos LLC, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		7,284	$ 7,298,722
Nuvei Technologies Corp., Term Loan, 11/17/31(10)		1,000	1,002,165
Planet U.S. Buyer LLC, Term Loan, 7.198%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		11,529	11,603,829
Synechron, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/3/31		9,388	9,176,892
Walker & Dunlop, Inc., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		6,716	6,724,645
			$ 35,806,253
Food Products — 0.9%
Del Monte Foods, Inc.:
DIP Loan, 13.648%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		3,179	$ 3,071,971
Term Loan, 0.00%, 8/2/28(9)		873	437,488
Term Loan, 0.00%, 8/2/28(9)		776	388,861
Term Loan, 13.632% - 13.648%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26		4,118	3,387,388

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Del Monte Foods, Inc.: (continued)
Term Loan - Second Lien, 0.00%, 8/2/28(9)		6,167	$ 269,801
Froneri Lux Finco SARL:
Term Loan, 6.197%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		4,620	4,592,716
Term Loan, 6.435%, (3 mo. USD Term SOFR + 2.50%), 8/2/32		7,150	7,154,862
Golden State Food LLC, Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 12/4/31		2,244	2,255,633
Newly Weds Foods, Inc., Term Loan, 6.281%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,277	9,276,750
Nomad Foods U.S. LLC, Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 11/12/29		7,794	7,803,590
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.968%, (6 mo. GBP SONIA + 5.00%), 9/29/28	GBP	2,500	3,276,038
			$ 41,915,098
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		11,300	$ 11,333,536
Stonepeak Bayou Holdings LP, Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		8,750	7,918,750
			$ 19,252,286
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		7,557	$ 7,625,832
			$ 7,625,832
Health Care Equipment & Supplies — 0.8%
Bausch & Lomb Corp., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		17,169	$ 17,297,693
Journey Personal Care Corp., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		9,166	8,982,745
Medline Borrower LP, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		10,644	10,660,547
			$ 36,940,985
Health Care Providers & Services — 5.0%
AEA International Holdings (Lux) SARL, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,468	$ 7,468,387
Cano Health LLC, Term Loan, 13.502%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,526	1,284,072
CCRR Parent, Inc., Term Loan, 8.71%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		4,612	1,533,594
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Ceva Sante Animale:
Term Loan, 5.00%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	$ 4,312,406
Term Loan, 6.976%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,197	6,228,805
Concentra Health Services, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,499	3,512,828
Electron BidCo, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		4,706	4,731,212
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		13,542	13,611,119
Global Medical Response, Inc., Term Loan, 7.384%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		9,125	9,174,184
Hanger, Inc.:
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		9,291	9,327,192
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		1,201	1,205,277
Heartland Dental LLC, Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		11,347	11,385,538
IVC Acquisition Ltd.:
Term Loan, 6.029%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,728,134
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		10,415	10,472,180
MDVIP, Inc., Term Loan, 6.752%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		6,540	6,568,487
MED ParentCo LP, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 4/15/31		9,482	9,542,999
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.94%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	2,137,500
Mehilainen Yhtiot OYJ, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	9,925	11,552,450
Midwest Physician Administrative Services LLC, Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		5,457	4,992,191
National Mentor Holdings, Inc.:
Term Loan, 7.815% - 7.852%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		13,919	13,555,484
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		390	379,571
Term Loan - Second Lien, 11.352%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		5,525	5,221,125
Pacific Dental Services LLC, Term Loan, 6.537%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		11,352	11,387,550
Phoenix Guarantor, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,440	16,509,041

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		9,648	$ 9,674,414
Raven Acquisition Holdings LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		15,005	15,026,628
Term Loan, 11/19/31(8)		1,077	1,078,119
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,234	8,425,608
Select Medical Corp., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,684	8,716,941
Synlab Bondco PLC, Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,444,225
U.S. Anesthesia Partners, Inc., Term Loan, 8.249%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		4,915	4,926,351
			$ 221,113,612
Health Care Technology — 2.0%
athenahealth Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		31,119	$ 31,026,203
Cotiviti Corp.:
Term Loan, 6.884%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		10,666	10,301,911
Term Loan - Second Lien, 6.884%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		3,000	2,894,055
Imprivata, Inc., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		16,808	16,916,484
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		14,722	14,777,078
Project Ruby Ultimate Parent Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		11,344	11,386,273
Symplr Software, Inc., Term Loan, 8.44%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,497	1,323,197
Waystar Technologies, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		1,719	1,721,579
			$ 90,346,780
Hotels, Restaurants & Leisure — 4.4%
1011778 BC Unlimited Liability Co., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		5,761	$ 5,752,615
Betclic Everest Group, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	4,250	4,932,246
Caesars Entertainment, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		22,138	21,985,677
Fertitta Entertainment LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		22,142	22,147,734
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV:
Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		24,571	$ 24,503,098
Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 6/4/32		5,337	5,318,827
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.287%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	6,650	7,716,977
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		2,075	2,069,813
Herschend Entertainment Co. LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		4,888	4,917,859
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		12,061	11,457,992
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27		10,965	10,992,455
Light & Wonder International, Inc., Term Loan, 6.287%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		8,795	8,833,821
New Bidco AB, Term Loan, 5.782%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	11,694	13,532,101
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		11,661	10,966,634
Scientific Games Holdings LP, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		3,990	3,948,030
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		10,238	10,228,490
Turquoise Topco Ltd., Term Loan, 7/31/32(10)		11,275	11,152,835
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32		14,590	14,609,186
			$ 195,066,390
Household Durables — 1.3%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		13,957	$ 13,496,253
Madison Safety & Flow LLC, Term Loan, 6.468%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,657	1,666,515
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		8,978	8,781,162
Serta Simmons Bedding LLC:
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,140	2,142,291
Term Loan, 11.616%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,708	18,575,195

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Somnigroup International, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		11,921	$ 12,002,710
			$ 56,664,126
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		15,614	$ 11,423,260
			$ 11,423,260
Independent Power and Renewable Electricity Producers — 0.4%
Cogentrix Finance Holdco I LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		7,319	$ 7,367,993
Invenergy Thermal Operating I LLC:
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		9,577	9,659,891
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		683	688,719
Talen Energy Supply LLC, Term Loan, 6.733%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		1,496	1,500,443
			$ 19,217,046
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	5,273	$ 5,520,011
Rain Carbon GmbH, Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	15,760,248
			$ 21,280,259
Insurance — 3.8%
Acrisure LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		12,895	$ 12,903,116
Alera Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		17,525	17,633,743
Alliant Holdings Intermediate LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		22,568	22,572,032
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		8,227	8,246,742
Broadstreet Partners, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		24,229	24,312,692
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		22,147	22,244,424
IMA Financial Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		8,983	9,019,698
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		11,439	$ 11,470,762
Siaci Saint Honore, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	9,125	10,559,267
Trucordia Insurance Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		12,820	12,883,798
Truist Insurance Holdings LLC:
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,989,801
Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,873,191
USI, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		3,416	3,424,574
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,381	7,393,404
			$ 167,527,244
Interactive Media & Services — 0.8%
Aragorn Parent Corp., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		5,589	$ 5,629,878
Foundational Education Group, Inc., Term Loan, 8.352%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		5,031	4,624,203
X Corp., Term Loan, 10.34%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		25,077	24,481,231
			$ 34,735,312
IT Services — 4.0%
Asurion LLC:
Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		8,876	$ 8,897,860
Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		6,957	6,988,924
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		9,168	9,006,139
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		2,375	2,270,928
Aurora Lux Finco SARL, Term Loan, 9.155%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		8,280	8,114,400
Endure Digital, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		29,165	22,748,437
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		11,927	11,837,926
Go Daddy Operating Co. LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		11,357	11,352,255
Indy U.S. Bidco LLC, Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 10/31/30	EUR	2,600	3,008,908

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Informatica LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		30,952	$ 31,087,792
Iron Mountain, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		3,560	3,567,203
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,083	6,939,174
Nielsen Consumer, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/31/30		10,324	10,324,125
Rackspace Finance LLC:
Term Loan, 10.412%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		9,826	10,006,151
Term Loan - Second Lien, 6.912%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		7,252	3,297,475
Sedgwick Claims Management Services, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		21,656	21,675,528
Shift4 Payments LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 6/30/32		2,275	2,293,018
Trio Bidco, Inc.:
Term Loan, 10/29/32(10)		3,348	3,334,028
Term Loan, 10/29/32(10)		352	350,950
Virtusa Corp., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,970	1,950,300
			$ 179,051,521
Leisure Products — 0.8%
GSM Holdings, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		6,707	$ 6,662,512
Hayward Industries, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		8,870	8,907,100
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		19,709	19,818,474
			$ 35,388,086
Life Sciences Tools & Services — 0.8%
ICON Luxembourg SARL, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		5,235	$ 5,269,646
Loire Finco Luxembourg SARL:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	5,775	6,706,478
Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		1,103	1,106,786
Normec 1 BV, Term Loan, 5.107%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	1,000	1,159,445
PRA Health Sciences, Inc., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		1,304	1,312,976
Sotera Health Holdings LLC, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 5/30/31		12,721	12,784,919
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Spectris PLC:
Term Loan, 9/30/32(10)	EUR	2,175	$ 2,520,176
Term Loan, 9/30/32(10)		3,550	3,563,312
			$ 34,423,738
Machinery — 4.5%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		6,720	$ 6,716,011
AI Aqua Merger Sub, Inc., Term Loan, 7.129%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		23,177	23,253,949
Apex Tool Group LLC:
Term Loan, 9.236%, (1 mo. USD Term SOFR + 5.25%), 4/8/30		5,596	4,980,617
Term Loan, 10.086%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		12,569	8,044,429
Term Loan, 4/8/30(10)		232	227,238
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		5,500	5,537,812
Barnes Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/27/32		7,463	7,468,731
BCP V Modular Services Holdings IV Ltd., Term Loan, 7/10/31(10)	EUR	2,825	2,980,140
BG MS U.S. Holding LLC, Term Loan, 10/22/32(10)		7,200	7,096,536
Clark Equipment Co., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		5,367	5,386,046
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		4,800	4,812,000
Conair Holdings LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		20,743	12,445,757
CoorsTek, Inc., Term Loan, 10/28/32(10)		7,325	7,306,687
CPM Holdings, Inc., Term Loan, 8.634%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		3,930	3,922,631
Cube Industrials Buyer, Inc., Term Loan, 6.912%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		3,808	3,828,610
Delachaux Group SA, Term Loan, 5.316%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,522,829
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		4,900	4,889,516
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		4,421	4,415,157
Engineered Machinery Holdings, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,440	12,172,054
Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		8,713	8,769,034
Term Loan - Second Lien, 10.263%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	2,010,000

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
INNIO Group Holding GmbH, Term Loan, 4.754%, (3 mo. EURIBOR + 2.75%), 11/2/28	EUR	2,222	$ 2,577,841
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		11,374	11,408,975
Roper Industrial Products Investment Co. LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		9,826	9,868,223
SPX Flow, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		10,445	10,516,646
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	6,550	7,612,635
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		12,774	12,867,387
Zephyr German BidCo GmbH, Term Loan, 5.169%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	4,600	5,319,873
			$ 200,957,364
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,746	$ 5,742,534
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,235	5,232,767
Emerald X, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,070	2,085,771
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		8,139	8,169,326
Gray Television, Inc., Term Loan, 7.249%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		544	545,510
Hubbard Radio LLC, Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		5,146	2,547,356
			$ 24,323,264
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		4,016	$ 3,998,393
Arsenal AIC Parent LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		10,251	10,296,284
PMHC II, Inc., Term Loan, 8.327%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		4,726	3,690,332
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		5,698	5,643,768
Zekelman Industries, Inc., Term Loan, 6.265%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		5,237	5,251,060
			$ 28,879,837
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 1.7%
Epic Crude Services LP, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 10/15/31		6,333	$ 6,370,864
Freeport LNG Investments LLLP, Term Loan, 7.12%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		7,261	7,285,885
GIP Pilot Acquisition Partners LP, Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		4,831	4,839,663
Hilcorp Energy I LP, Term Loan, 6.032%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		7,811	7,835,198
ITT Holdings LLC, Term Loan, 6.44%, (1 mo. USD Term SOFR + 2.48%), 10/11/30		8,404	8,421,933
Matador Bidco SARL, Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		24,085	24,192,954
Natgasoline LLC, Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		4,863	4,905,993
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.227%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		2,494	2,502,921
Oxbow Carbon LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		5,239	5,238,929
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32		4,300	4,309,761
			$ 75,904,101
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		9,701	$ 9,746,254
			$ 9,746,254
Pharmaceuticals — 0.9%
Aenova Holding GmbH, Term Loan, 5.032%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	2,550	$ 2,957,628
Amneal Pharmaceuticals LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		5,800	5,855,564
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		6,867	6,836,929
Jazz Financing Lux SARL, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		11,165	11,204,777
Nidda Healthcare Holding AG, Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 2/21/30	EUR	4,550	5,274,583
Padagis LLC, Term Loan, 8.949%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		4,690	4,092,025
Recipharm AB, Term Loan, 5.234%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	1,725	1,992,467
			$ 38,213,973

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services — 4.2%
AAL Delaware Holdco, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		13,067	$ 13,105,711
Amspec Parent LLC:
Term Loan, 7.405% - 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,119	1,128,323
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		7,262	7,323,090
APFS Staffing Holdings, Inc., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,286	2,909,573
Camelot U.S. Acquisition LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		6,750	6,638,220
Citrin Cooperman Advisors LLC:
Term Loan, 4/1/32(10)		5,000	5,009,375
Term Loan, 4/1/32(10)		303	303,598
CohnReznick LLP:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		6,868	6,902,644
Term Loan, 3/31/32(8)		1,593	1,601,010
CoreLogic, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,811	13,832,182
Term Loan - Second Lien, 10.579%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,203,750
Corporation Service Co., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		8,252	8,227,711
EAB Global, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		10,491	10,089,260
Employbridge Holding Co., Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		11,080	1,892,893
First Advantage Holdings LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		11,437	11,154,698
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	6,150	7,184,816
Grant Thornton Advisors LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		6,546	6,534,372
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 6/2/31		12,900	12,951,858
Highspring Holdings LLC, Term Loan, 9.152%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		5,965	5,074,585
iSolved, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		5,098	5,110,507
Mermaid Bidco, Inc., Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		15,233	15,290,448
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,055	6,831,747
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
PHM Group Holding OYJ, Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	$ 5,666,821
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.269%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	4,175	4,848,960
Trans Union LLC:
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		6,336	6,340,782
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		19,528	19,534,524
Turbo EMEA Holdings BV, Term Loan, 9/23/32(10)	EUR	1,825	2,110,423
			$ 188,801,881
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		5,609	$ 5,640,973
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		5,403	5,425,939
Greystar Real Estate Partners LLC, Term Loan, 6.477%, (1 mo. USD Term SOFR + 2.50%), 8/21/30		7,845	7,884,449
Metropolis Technologies, Inc., Term Loan, 11/3/32(10)		9,225	9,155,813
			$ 28,107,174
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		29,261	$ 28,956,099
Hertz Corp.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		4,012	3,338,368
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		790	657,080
Term Loan, 7.736%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		4,924	4,074,792
Kenan Advantage Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		3,960	3,902,481
			$ 40,928,820
Semiconductors & Semiconductor Equipment — 0.4%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)		3,669	$ 1,438,172
MaxLinear, Inc., Term Loan, 6.342%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		2,955	2,748,482
MKS Instruments, Inc., Term Loan, 5.977%, (1 mo. USD Term SOFR + 2.00%), 8/17/29		11,445	11,484,514
			$ 15,671,168

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 11.0%
Applied Systems, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		22,028	$ 22,095,359
Astra Acquisition Corp.:
DIP Loan, 4/1/26(10)		725	725,094
Term Loan, 0.00%, 2/25/28(9)		7,342	1,431,773
Term Loan, 0.00%, 10/25/28(9)		10,314	120,831
Term Loan, 0.00%, 10/25/29(9)		15,622	429,616
Term Loan, 4/1/26(10)		303	302,532
Avalara, Inc., Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 3/26/32		8,454	8,481,330
Boost Newco Borrower LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		28,485	28,591,928
Boxer Parent Co., Inc., Term Loan - Second Lien, 9.949%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		7,500	7,252,500
Calabrio, Inc., Term Loan, 10/14/32(10)		8,600	8,180,750
Cegid Group SAS:
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,525	4,083,834
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,850	4,460,601
Cloud Software Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		23,457	23,484,624
Cloudera, Inc.:
Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		18,828	18,128,553
Term Loan - Second Lien, 10.065%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,635,456
Clover Holdings 2 LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		11,642	11,656,052
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		2,272	2,348,620
Constant Contact, Inc., Term Loan, 8.166%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		4,949	4,640,540
Dayforce, Inc., Term Loan, 10/7/32(10)		9,800	9,778,979
Delta TopCo, Inc., Term Loan, 6.876%, (1 mo. USD Term SOFR + 2.75%), 11/30/29		12,169	12,049,098
Dragon Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		3,247	3,260,608
Drake Software LLC, Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 6/26/31		3,724	3,705,790
ECI Macola Max Holding LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		18,441	18,508,390
Epicor Software Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		23,393	23,470,737
Fiserv Investment Solutions, Inc., Term Loan, 8.204%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		12,184	12,048,507
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Gen Digital, Inc., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		1,135	$ 1,135,292
IGT Holding IV AB:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,393,853
Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		3,953	3,973,083
Marcel LUX IV SARL:
Term Loan, 5.561%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	6,650	7,730,583
Term Loan, 7.13%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		28,040	28,145,180
McAfee LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,332	27,926,562
Mosel Bidco SE, Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,510,320
N-Able International Holdings II LLC, Term Loan, 7.21%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,238	1,242,880
OceanKey (U.S.) II Corp., Term Loan, 7.565%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		2,400	2,392,800
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		9,847	8,394,437
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		3,657	3,783,688
Open Text Corp., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		12,859	12,866,760
Polaris Newco LLC:
Term Loan, 6.066%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	6,314	6,727,396
Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		2,882	2,762,505
Project Alpha Intermediate Holding, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		8,809	8,821,621
Project Boost Purchaser LLC, Term Loan, 6.608%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		15,745	15,730,835
Proofpoint, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		4,311	4,337,903
RealPage, Inc.:
Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		15,448	15,434,974
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		3,980	3,999,422
Rocket Software, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		3,342	3,332,970
Sabre GLBL, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		965	920,248

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		2,228	$ 2,125,158
Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		303	282,504
Term Loan, 9.065%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		271	252,132
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		6,023	5,609,031
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,146	1,996,219
SkillSoft Corp., Term Loan, 9.342%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,117	8,864,091
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		19,375	19,302,441
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		34,744	34,779,308
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12.002% Cash, 4.50% PIK, 12/9/29		6,207	6,290,247
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		12,812	12,387,863
			$ 490,324,408
Specialty Retail — 1.4%
Applegreen Ireland, Term Loan, 7.066%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,165,975
Apro LLC, Term Loan, 7.677%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		5,693	5,700,811
Boels Topholding BV, Term Loan, 4.676%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	131	152,036
EG America LLC, Term Loan, 7.699%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		1,747	1,758,787
Great Outdoors Group LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		7,496	7,505,635
Harbor Freight Tools USA, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		15,210	15,031,922
Homeserve USA Holding Corp., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		6,365	6,377,029
Les Schwab Tire Centers, Term Loan, 6.465% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		3,238	3,227,774
LIDS Holdings, Inc., Term Loan, 9.631%, (1 mo. USD Term SOFR + 5.50%), 12/14/26		381	378,778
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		6,447	6,467,420
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Speedster Bidco GmbH:
Term Loan, 5.623%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	6,100	$ 7,100,036
Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		7,736	7,766,151
			$ 62,632,354
Technology Hardware, Storage & Peripherals — 0.0%†
Poseidon Bidco SASU, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	4,390	$ 1,846,949
			$ 1,846,949
Trading Companies & Distributors — 2.2%
CD&R Hydra Buyer, Inc., Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		9,945	$ 9,941,183
Core & Main LP, Term Loan, 5.991%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		3,636	3,640,072
DXP Enterprises, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		7,081	7,140,209
Herc Holdings, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		3,250	3,269,971
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		6,935	6,901,983
Paint Intermediate III LLC, Term Loan, 7.242%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		4,776	4,782,567
Patagonia Bidco Ltd., Term Loan, 9.467%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	8,875	10,386,320
Quimper AB:
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,500	4,050,796
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,275	3,790,387
QXO, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/30/32		4,500	4,513,185
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		15,999	13,430,582
White Cap Buyer LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		13,799	13,848,336
Windsor Holdings III LLC, Term Loan, 6.727%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,593	11,602,884
			$ 97,298,475

32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure — 0.2%
KKR Apple Bidco LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	10,075	$ 10,112,151
		$ 10,112,151
Total Senior Floating-Rate Loans (identified cost $3,929,190,104)		$3,773,063,254

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.3%
Affiliated Fund — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(12)	189,108,071	$ 189,108,071
Total Affiliated Fund (identified cost $189,108,071)		$ 189,108,071

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/2/26(13)	$5,100	$ 5,021,099
Total U.S. Treasury Obligations (identified cost $5,021,099)		$ 5,021,099
Total Short-Term Investments (identified cost $194,129,170)		$ 194,129,170
Total Investments — 99.0% (identified cost $4,620,651,940)		$4,421,010,587
Less Unfunded Loan Commitments — (0.1)%		$ (6,224,863)
Net Investments — 98.9% (identified cost $4,614,427,077)		$4,414,785,724
Other Assets, Less Liabilities — 1.1%		$ 49,858,802
Net Assets — 100.0%		$4,464,644,526
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $341,737,439 or 7.7% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated fund (see Note 7).

33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $6,342,015. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2025.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	216,353,845	EUR	183,766,698	Standard Chartered Bank	11/4/25	$4,535,149	$ —
USD	28,694,163	EUR	24,442,057	Australia and New Zealand Banking Group Limited	11/28/25	482,893	—
USD	28,713,846	EUR	24,442,057	HSBC Bank USA, N.A.	11/28/25	502,576	—
USD	23,226,813	EUR	19,780,658	HSBC Bank USA, N.A.	11/28/25	395,776	—
USD	34,261,652	EUR	29,184,545	State Street Bank and Trust Company	11/28/25	576,553	—
USD	28,442,968	GBP	21,051,751	HSBC Bank USA, N.A.	11/28/25	785,826	—
USD	212,435,314	EUR	183,766,698	Standard Chartered Bank	12/2/25	282,040	—
USD	6,001,981	EUR	5,083,056	Deutsche Bank AG	12/31/25	123,981	—
USD	5,960,825	EUR	5,055,861	Deutsche Bank AG	12/31/25	114,273	—
USD	5,000,365	EUR	4,235,879	State Street Bank and Trust Company	12/31/25	102,033	—
						$7,901,100	$—
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)	$87,500	5.00% (pays quarterly)(1)	3.28%	12/20/30	$6,842,038	$(6,496,485)	$345,553
Total	$87,500				$6,842,038	$(6,496,485)	$345,553
34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$5,000	5.50% (pays monthly)(1)	5.46%	10/10/29	$23,255	$ —	$23,255
Total		$5,000				$23,255	$ —	$23,255
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $92,500,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $4,396,273,266)	$4,197,108,728
Affiliated investments, at value (identified cost $218,153,811)	217,676,996
Cash	17,521,054
Deposits for derivatives collateral:
Centrally cleared swap contracts	6,447,582
Forward foreign currency exchange contracts	3,240,000
Foreign currency, at value (identified cost $52,239,207)	51,508,721
Interest receivable	24,256,724
Dividends receivable from affiliated investments	854,932
Receivable for investments sold	126,970,617
Receivable for open forward foreign currency exchange contracts	7,901,100
Receivable for open OTC swap contracts	23,255
Receivable from affiliates	16,030
Trustees' deferred compensation plan	328,950
Prepaid upfront fees on notes payable	335,476
Prepaid expenses	8,285
Other assets	102,720
Total assets	$4,654,301,170
Liabilities
Cash collateral due to brokers	$3,240,000
Payable for investments purchased	183,176,206
Payable for variation margin on open centrally cleared swap contracts	91,085
Payable to affiliates:
Investment adviser fee	1,959,532
Trustees' fees	9,042
Trustees' deferred compensation plan	328,950
Accrued expenses	851,829
Total liabilities	$189,656,644
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$4,464,644,526
36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$9,128,287
Interest income	398,147,930
Other income	3,082,188
Total investment income	$410,358,405
Expenses
Investment adviser fee	$25,595,465
Trustees’ fees and expenses	109,301
Custodian fee	1,049,735
Legal and accounting services	196,283
Interest expense and fees	2,461,453
Miscellaneous	215,977
Total expenses	$29,628,214
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$365,604
Total expense reductions	$365,604
Net expenses	$29,262,610
Net investment income	$381,095,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(105,684,603)
Swap contracts	749,953
Foreign currency transactions	(1,383,940)
Forward foreign currency exchange contracts	(3,055,828)
Net realized loss	$(109,374,418)
Change in unrealized appreciation (depreciation):
Investments	$(24,503,102)
Investments - affiliated investments	1,868,593
Swap contracts	368,808
Foreign currency	(1,717,586)
Forward foreign currency exchange contracts	(6,435,489)
Net change in unrealized appreciation (depreciation)	$(30,418,776)
Net realized and unrealized loss	$(139,793,194)
Net increase in net assets from operations	$241,302,601
37
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$381,095,795	$479,459,514
Net realized loss	(109,374,418)	(189,984,677)
Net change in unrealized appreciation (depreciation)	(30,418,776)	261,416,635
Net increase in net assets from operations	$241,302,601	$550,891,472
Capital transactions:
Contributions	$211,859,678	$313,003,430
Withdrawals	(1,335,648,314)	(1,278,538,434)
Net decrease in net assets from capital transactions	$(1,123,788,636)	$(965,535,004)
Net decrease in net assets	$(882,486,035)	$(414,643,532)
Net Assets
At beginning of year	$5,347,130,561	$5,761,774,093
At end of year	$4,464,644,526	$5,347,130,561
38
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.59%	0.57%	0.58%	0.54%	0.56%
Net expenses	0.59%(2)	0.57%(2)	0.58%(2)	0.54%(2)	0.56%
Net investment income	7.65%	8.70%	8.21%	4.39%	3.51%
Portfolio Turnover	35%	31%	19%	27%	26%
Total Return	5.23%	10.49%	10.63%	(3.32)%	7.80%
Net assets, end of year (000’s omitted)	$4,464,645	$5,347,131	$5,761,774	$8,101,131	$8,986,782
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
39
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.3% and 13.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
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Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing  party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if
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Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $25,595,465 or 0.51% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $365,604 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
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Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

During year ended October 31, 2025, BMR reimbursed the Portfolio $12,397 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $1,694,358,697 and $2,429,447,435, respectively, for the year ended October 31, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,620,906,735
Gross unrealized appreciation	$47,796,640
Gross unrealized depreciation	(253,917,651)
Net unrealized depreciation	$(206,121,011)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a
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Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$6,842,038(1)	$ —	$6,842,038
Receivable for open forward foreign currency exchange contracts	—	7,901,100	7,901,100
Receivable for open OTC swap contracts	23,255	—	23,255
Total Asset Derivatives	$6,865,293	$7,901,100	$14,766,393
Derivatives not subject to master netting or similar agreements	$6,842,038	$ —	$6,842,038
Total Asset Derivatives subject to master netting or similar agreements	$23,255	$7,901,100	$7,924,355
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.
The Portfolio's derivative assets at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$482,893	$ —	$ —	$(330,000)	$152,893
Deutsche Bank AG	238,254	—	—	—	238,254
Goldman Sachs International	23,255	—	—	—	23,255
HSBC Bank USA, N.A.	1,684,178	—	(1,504,086)	—	180,092
Standard Chartered Bank	4,817,189	—	(1,436,230)	(2,370,000)	1,010,959
State Street Bank and Trust Company	678,586	—	—	(540,000)	138,586
	$7,924,355	$—	$(2,940,316)	$(3,240,000)	$1,744,039
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
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Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$749,953	$ —	$749,953
Forward foreign currency exchange contracts	—	(3,055,828)	(3,055,828)
Total	$749,953	$(3,055,828)	$(2,305,875)
Change in unrealized appreciation (depreciation):
Swap contracts	$368,808	$ —	$368,808
Forward foreign currency exchange contracts	—	(6,435,489)	(6,435,489)
Total	$368,808	$(6,435,489)	$(6,066,681)
The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$787,463,000	$18,846,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 2, 2026. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,003,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2025 is $335,476 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. For the year ended October 31, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $10,410,959 and 7.50%, respectively.
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Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2025, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $217,676,996, which represents 4.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC	$ —	$ —	$ —	$ —	$ —	$ —(1)	$ —	—(1)
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	—	29,045,740	—	—	(476,815)	28,568,925	1,349,854	577,500
Short-Term Investments
Liquidity Fund	212,728,697	1,631,460,870	(1,655,081,496)	—	—	189,108,071	7,778,433	189,108,071
Total				$ —	$(476,815)	$217,676,996	$9,128,287
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of October 31, 2025.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 105,785,158	$ —	$ 105,785,158
Common Stocks	586,596	50,395,779	17,394,942	68,377,317
Corporate Bonds	—	238,056,072	—	238,056,072
Exchange-Traded Funds	28,568,925	—	—	28,568,925
Preferred Stocks	—	3,226,539	9,804,152	13,030,691
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,759,861,854	6,976,537	3,766,838,391
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	189,108,071	—	—	189,108,071
U.S. Treasury Obligations	—	5,021,099	—	5,021,099
Total Investments	$218,263,592	$4,162,346,501	$34,175,631	$4,414,785,724
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Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 7,901,100	$ —	$ 7,901,100
Swap Contracts	—	6,865,293	—	6,865,293
Total	$218,263,592	$4,177,112,894	$34,175,631	$4,429,552,117
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code. A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in February 2026. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value.
47

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
48

Eaton Vance
Floating-Rate Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
49

Eaton Vance
Floating-Rate Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
50

Eaton Vance
Floating-Rate Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered each Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund and to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
51

Eaton Vance
Floating-Rate Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
52

EVBLX-NCSR    10.31.25

Eaton Vance
Floating-Rate & High Income Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Floating-Rate & High Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $672,071,768)	$612,961,431
Investment in High Income Opportunities Portfolio, at value (identified cost $130,831,725)	100,341,934
Receivable for Fund shares sold	812,913
Total assets	$714,116,278
Liabilities
Payable for Fund shares redeemed	$2,221,789
Distributions payable	303,981
Payable to affiliates:
Administration fee	91,832
Distribution and service fees	43,272
Sub-transfer agency fee	7,352
Trustees' fees	42
Other	90,052
Accrued expenses	202,167
Total liabilities	$2,960,487
Net Assets	$711,155,791
Sources of Net Assets
Paid-in capital	$989,769,404
Accumulated loss	(278,613,613)
Net Assets	$711,155,791
Advisers Class Shares
Net Assets	$31,633,578
Shares Outstanding	3,896,585
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.12
Class A Shares
Net Assets	$93,739,526
Shares Outstanding	10,854,962
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.64
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.93
Class C Shares
Net Assets	$19,302,935
Shares Outstanding	2,382,311
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.10
Class I Shares
Net Assets	$535,673,309
Shares Outstanding	65,942,550
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.12
1
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class R6 Shares
Net Assets	$30,806,443
Shares Outstanding	3,792,249
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.12
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $130)	$1,599,821
Interest income allocated from Portfolios	61,973,986
Other income allocated from Portfolios	439,015
Expenses, excluding interest expense and fees, allocated from Portfolios	(4,291,097)
Interest expense and fees allocated from Portfolios	(339,989)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	56,566
Total investment income from Portfolios	$59,438,302
Expenses
Administration fee	$1,189,599
Distribution and service fees:
Advisers Class	83,199
Class A	251,359
Class C	192,119
Trustees’ fees and expenses	500
Custodian fee	53,620
Transfer and dividend disbursing agent fees	510,799
Legal and accounting services	70,368
Printing and postage	43,207
Registration fees	86,719
Miscellaneous	47,039
Total expenses	$2,528,528
Net investment income	$56,909,774
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$(14,378,225)
Written swaptions	3,441
Swap contracts	103,373
Foreign currency transactions	(179,759)
Forward foreign currency exchange contracts	(618,247)
Net realized loss	$(15,069,417)
Change in unrealized appreciation (depreciation):
Investments	$(921,738)
Swap contracts	51,641
Foreign currency	(302,114)
Forward foreign currency exchange contracts	(696,885)
Net change in unrealized appreciation (depreciation)	$(1,869,096)
Net realized and unrealized loss	$(16,938,513)
Net increase in net assets from operations	$39,971,261
3
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$56,909,774	$72,426,465
Net realized loss	(15,069,417)	(28,423,816)
Net change in unrealized appreciation (depreciation)	(1,869,096)	49,584,294
Net increase in net assets from operations	$39,971,261	$93,586,943
Distributions to shareholders:
Advisers Class	$(2,336,151)	$(2,990,873)
Class A	(7,061,863)	(8,956,184)
Class C	(1,204,759)	(1,192,541)
Class I	(44,263,753)	(56,975,739)
Class R6	(2,314,888)	(2,553,685)
Total distributions to shareholders	$(57,181,414)	$(72,669,022)
Transactions in shares of beneficial interest:
Advisers Class	$(2,312,188)	$(5,938,083)
Class A	(12,149,386)	(11,035,494)
Class C	1,824,535	1,165,047
Class I	(99,375,744)	(110,165,678)
Class R6	918,920	(635,509)
Net decrease in net assets from Fund share transactions	$(111,093,863)	$(126,609,717)
Net decrease in net assets	$(128,304,016)	$(105,691,796)
Net Assets
At beginning of year	$839,459,807	$945,151,603
At end of year	$711,155,791	$839,459,807
4
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Financial Highlights

	Advisers Class
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.29	$8.11	$7.99	$8.72	$8.33
Income (Loss) From Operations
Net investment income(1)	$0.57	$0.65	$0.60	$0.34	$0.28
Net realized and unrealized gain (loss)	(0.16)	0.18	0.13	(0.73)	0.40
Total income (loss) from operations	$0.41	$0.83	$0.73	$(0.39)	$0.68
Less Distributions
From net investment income	$(0.58)	$(0.65)	$(0.61)	$(0.34)	$(0.29)
Total distributions	$(0.58)	$(0.65)	$(0.61)	$(0.34)	$(0.29)
Net asset value — End of year	$8.12	$8.29	$8.11	$7.99	$8.72
Total Return(2)	5.05%	10.59%	9.35%	(4.56)%	8.20%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,634	$34,656	$39,715	$43,533	$47,953
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.09%(5)	1.07%(5)	1.08%	1.02%	1.04%
Net expenses	1.08%(5)(6)	1.07%(5)(6)	1.08%(6)	1.02%(6)	1.04%
Net investment income	6.99%	7.89%	7.42%	4.01%	3.25%
Portfolio Turnover of the Fund(7)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Includes interest expense and fees allocated from the Portfolios of 0.04% and 0.02% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
5
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Financial Highlights — continued

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.82	$8.63	$8.50	$9.28	$8.87
Income (Loss) From Operations
Net investment income(1)	$0.61	$0.70	$0.64	$0.36	$0.30
Net realized and unrealized gain (loss)	(0.18)	0.19	0.14	(0.78)	0.42
Total income (loss) from operations	$0.43	$0.89	$0.78	$(0.42)	$0.72
Less Distributions
From net investment income	$(0.61)	$(0.70)	$(0.65)	$(0.36)	$(0.31)
Total distributions	$(0.61)	$(0.70)	$(0.65)	$(0.36)	$(0.31)
Net asset value — End of year	$8.64	$8.82	$8.63	$8.50	$9.28
Total Return(2)	5.06%	10.57%	9.38%	(4.60)%	8.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$93,740	$108,034	$116,469	$172,307	$187,279
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.09%(5)	1.07%(5)	1.08%	1.02%	1.04%
Net expenses	1.08%(5)(6)	1.07%(5)(6)	1.08%(6)	1.02%(6)	1.04%
Net investment income	6.99%	7.89%	7.40%	4.01%	3.25%
Portfolio Turnover of the Fund(7)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Includes interest expense and fees allocated from the Portfolios of 0.04% and 0.02% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.28	$8.10	$7.98	$8.71	$8.32
Income (Loss) From Operations
Net investment income(1)	$0.51	$0.59	$0.54	$0.27	$0.22
Net realized and unrealized gain (loss)	(0.18)	0.18	0.13	(0.72)	0.39
Total income (loss) from operations	$0.33	$0.77	$0.67	$(0.45)	$0.61
Less Distributions
From net investment income	$(0.51)	$(0.59)	$(0.55)	$(0.28)	$(0.22)
Total distributions	$(0.51)	$(0.59)	$(0.55)	$(0.28)	$(0.22)
Net asset value — End of year	$8.10	$8.28	$8.10	$7.98	$8.71
Total Return(2)	4.14%	9.77%	8.68%	(5.40)%	7.40%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,303	$17,882	$16,355	$21,726	$25,764
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.84%(5)	1.82%(5)	1.83%	1.77%	1.79%
Net expenses	1.83%(5)(6)	1.82%(5)(6)	1.83%(6)	1.77%(6)	1.79%
Net investment income	6.23%	7.11%	6.64%	3.23%	2.52%
Portfolio Turnover of the Fund(7)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Includes interest expense and fees allocated from the Portfolios of 0.04% and 0.02% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.30	$8.12	$8.00	$8.73	$8.34
Income (Loss) From Operations
Net investment income(1)	$0.59	$0.67	$0.62	$0.36	$0.30
Net realized and unrealized gain (loss)	(0.17)	0.19	0.13	(0.73)	0.40
Total income (loss) from operations	$0.42	$0.86	$0.75	$(0.37)	$0.70
Less Distributions
From net investment income	$(0.60)	$(0.68)	$(0.63)	$(0.36)	$(0.31)
Total distributions	$(0.60)	$(0.68)	$(0.63)	$(0.36)	$(0.31)
Net asset value — End of year	$8.12	$8.30	$8.12	$8.00	$8.73
Total Return(2)	5.19%	10.86%	9.76%	(4.43)%	8.47%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$535,673	$648,336	$742,105	$1,227,499	$1,187,123
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.84%(5)	0.82%(5)	0.83%	0.77%	0.78%
Net expenses	0.83%(5)(6)	0.82%(5)(6)	0.83%(6)	0.77%(6)	0.78%
Net investment income	7.25%	8.14%	7.63%	4.27%	3.47%
Portfolio Turnover of the Fund(7)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Includes interest expense and fees allocated from the Portfolios of 0.04% and 0.02% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.30	$8.12	$8.00	$8.73	$8.34
Income (Loss) From Operations
Net investment income(1)	$0.60	$0.68	$0.63	$0.36	$0.31
Net realized and unrealized gain (loss)	(0.18)	0.18	0.13	(0.73)	0.40
Total income (loss) from operations	$0.42	$0.86	$0.76	$(0.37)	$0.71
Less Distributions
From net investment income	$(0.60)	$(0.68)	$(0.64)	$(0.36)	$(0.32)
Total distributions	$(0.60)	$(0.68)	$(0.64)	$(0.36)	$(0.32)
Net asset value — End of year	$8.12	$8.30	$8.12	$8.00	$8.73
Total Return(2)	5.25%	10.93%	9.83%	(4.38)%	8.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,806	$30,551	$30,507	$42,124	$37,646
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.78%(5)	0.76%(5)	0.77%	0.71%	0.74%
Net expenses	0.77%(5)(6)	0.76%(5)(6)	0.77%(6)	0.71%(6)	0.74%
Net investment income	7.30%	8.20%	7.72%	4.35%	3.61%
Portfolio Turnover of the Fund(7)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Includes interest expense and fees allocated from the Portfolios of 0.04% and 0.02% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at October 31, 2025 were as follows: Eaton Vance Floating Rate Portfolio (13.7%) and High Income Opportunities Portfolio (5.9%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection
10

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Notes to Financial Statements — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$57,181,414	$72,669,022
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 2,263,307
Deferred capital losses	(233,580,070)
Net unrealized depreciation	(46,992,869)
Distributions payable	(303,981)
Accumulated loss	$(278,613,613)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $233,580,070 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $17,408,287 are short-term and $216,171,783 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. For bank loans and bank loan related assets, the investment adviser fee is computed based on the Fund’s daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
11

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Notes to Financial Statements — continued

For high yield bonds and other instruments that are not bank loan related, the fee is an aggregate of a daily asset-based fee and a daily income-based fee at the following rates:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.3000%	3.0000%
$500 million but less than $1 billion	0.2750%	2.7500%
$1 billion but less than $1.5 billion	0.2500%	2.5000%
$1.5 billion but less than $2 billion	0.2250%	2.2500%
$2 billion but less than $3 billion	0.2000%	2.0000%
$3 billion and over	0.1750%	1.7500%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the year ended October 31, 2025, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $4,027,166 or 0.51% of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended October 31, 2025, the administration fee amounted to $1,189,599.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $56,566 relating to the Portfolios’ investments in the Liquidity Fund and in other affiliated funds.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Advisers Class, Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, no operating expenses were waived and/or reimbursed by EVM for the year ended October 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $25,443 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,624 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $675. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $83,199 for Advisers Class shares and $251,359 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $144,089 for Class C shares.
12

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $48,030 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $508 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Eaton Vance Floating Rate Portfolio	$32,991,239	$180,164,920
High Income Opportunities Portfolio	4,972,618	28,658,713
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	470,096	$ 3,852,909	418,660	$ 3,467,305
Issued to shareholders electing to receive payments of distributions in Fund shares	283,702	2,325,179	359,309	2,979,423
Redemptions	(1,036,637)	(8,490,276)	(1,495,248)	(12,384,811)
Net decrease	(282,839)	$ (2,312,188)	(717,279)	$ (5,938,083)
Class A
Sales	872,674	$ 7,624,055	970,116	$ 8,542,423
Issued to shareholders electing to receive payments of distributions in Fund shares	710,386	6,194,123	885,202	7,808,636
Redemptions	(2,976,104)	(25,967,564)	(3,107,196)	(27,386,553)
Net decrease	(1,393,044)	$(12,149,386)	(1,251,878)	$(11,035,494)
13

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	806,641	$ 6,619,071	775,759	$ 6,421,725
Issued to shareholders electing to receive payments of distributions in Fund shares	140,914	1,152,297	137,811	1,140,456
Redemptions	(725,932)	(5,946,833)	(773,266)	(6,397,134)
Net increase	221,623	$ 1,824,535	140,304	$ 1,165,047
Class I
Sales	16,377,856	$134,820,436	15,737,561	$130,425,627
Issued to shareholders electing to receive payments of distributions in Fund shares	5,020,887	41,186,047	6,365,886	52,818,203
Redemptions	(33,595,089)	(275,382,227)	(35,407,229)	(293,409,508)
Net decrease	(12,196,346)	$(99,375,744)	(13,303,782)	$(110,165,678)
Class R6
Sales	1,133,012	$ 9,283,408	901,071	$ 7,470,120
Issued to shareholders electing to receive payments of distributions in Fund shares	280,599	2,300,656	305,785	2,537,240
Redemptions	(1,303,300)	(10,665,144)	(1,283,809)	(10,642,869)
Net increase (decrease)	110,311	$ 918,920	(76,953)	$ (635,509)
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025 and October 31, 2024, the Fund's investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Eaton Vance Floating Rate Portfolio were valued based on Level 1 inputs.
14

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Floating-Rate & High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate & High Income Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
15

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $68,051, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 96.27% of distributions from net investment income as a 163(j) interest dividend.
16

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.444%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$2,000	$ 2,013,888
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 10.039%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	2,250	2,258,098
Barings CLO Ltd., Series 2015-1A, Class DR, 6.746%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,505,348
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.096%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,604,874
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	1,500	1,509,636
Series 2025-29A, Class E, 10.631%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	2,000	2,023,320
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.784%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	995,287
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.573%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,489,278
Series 2016-3A, Class ER, 10.423%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,470,084
Series 2018-1A, Class D, 7.15%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,471,780
Series 2018-1A, Class E, 10.05%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,690,000
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.986%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	979,897
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.276%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,145
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.605%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,960
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.866%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,851,449
Series 2016-1A, Class ER, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,954,504
Series 2016-2A, Class ER, 10.166%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,315,216
Series 2017-1A, Class E, 10.416%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,231,030
Series 2018-1A, Class D, 7.066%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,006,810
Series 2018-1A, Class E, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,746,722
Security	Principal Amount (000's omitted)	Value
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.505%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	$3,000	$ 3,020,424
CIFC Funding Ltd., Series 2022-4A, Class DR, 6.594%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,754,370
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.016%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,506,189
Series 2018-55A, Class E, 9.566%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,970,352
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.766%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,019,750
Series 2015-41A, Class ER, 9.466%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,205,912
Series 2016-42A, Class D1AR, 7.205%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,508,007
Series 2016-42A, Class ERR, 10.405%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,508,732
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.04%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,971,524
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.284%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,439,227
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,422,965
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.124%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,005,244
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.758%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	3,200	3,194,499
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.884%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	850	856,892
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.713%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	1,500	1,503,750
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.977%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,986,800
Series 2021-2A, Class ER, 9.005%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	1,003,380
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.666%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	936,109
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.979%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	1,500	1,501,905

17
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.382%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	$1,000	$ 1,004,559
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.215%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,000	976,351
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.046%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,513,374
Series 2016-1A, Class DR, 10.046%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,117,818
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.346%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,272,294
Series 2018-2A, Class E, 9.416%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,419,935
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 7.646%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,181,629
Series 2021-3A, Class E, 11.266%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	939,841
Total Asset-Backed Securities (identified cost $106,942,768)		$ 105,785,158

Common Stocks — 1.5%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	2,577	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	223,950	$ 3,135,300
		$ 3,135,300
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	250,979	$ 768,623
		$ 768,623
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(4)(5)	138,995	$ 2,331,895
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	17,394,942
		$ 19,726,837
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	44,676	$ 586,596
		$ 586,596
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	80,602	$ 1,725,769
		$ 1,725,769
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	705,631	$ 0
Cano Health, Inc.(4)(5)	314,140	883,519
Envision Parent, Inc.(4)(5)	778,264	11,998,107
		$ 12,881,626
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	1,348,933	$ 12,747,417
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,747,417
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	116,244	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(4)(5)	73,982	$ 6,473,425
		$ 6,473,425
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	100,308	$ 10,331,724
		$ 10,331,724
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $109,601,492)		$ 68,377,317

18
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Corporate Bonds — 5.3%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,839,767
TransDigm, Inc., 6.75%, 8/15/28(1)	3,175	3,241,602
		$ 5,081,369
Air Transport — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$1,147	$ 1,150,507
5.75%, 4/20/29(1)	10,875	10,979,096
United Airlines, Inc., 4.375%, 4/15/26(1)	2,640	2,636,198
		$ 14,765,801
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,843,259
		$ 3,843,259
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 691,390
		$ 691,390
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,634,460
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	531	530,504
		$ 3,164,964
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$4,475	$ 4,386,054
4.625%, 6/1/28(1)	9,725	9,524,939
		$ 13,910,993
Chemicals — 0.3%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 8,982,637
7.25%, 2/15/33(1)	6,250	6,226,433
		$ 15,209,070
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$1,990	$ 2,084,205
Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$5,550	$ 5,485,675
		$ 7,569,880
Computers — 0.0%†
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,910,615
		$ 1,910,615
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$4,225	$ 4,602,305
		$ 4,602,305
Diversified Telecommunication Services — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	$6,500	$ 6,046,435
		$ 6,046,435
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,971,768
		$ 8,971,768
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$13,925	$ 13,737,923
		$ 13,737,923
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,017,843
		$ 1,017,843
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$2,925	$ 2,951,185
		$ 2,951,185
Health Care — 0.3%
Global Medical Response, Inc., 7.375%, 10/1/32(1)	$1,755	$ 1,837,643
Medline Borrower LP, 3.875%, 4/1/29(1)	9,800	9,524,928
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150	2,103,791
		$ 13,466,362
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 3,733,915
		$ 3,733,915

19
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$1,750	$ 1,814,222
AmWINS Group, Inc., 6.375%, 2/15/29(1)	4,850	4,946,825
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,850,678
		$ 22,611,725
Machinery — 0.4%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$13,050	$ 12,787,230
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,647,612
		$ 18,434,842
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,924,124
		$ 2,924,124
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$6,393	$ 6,447,878
		$ 6,447,878
Retail — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$10,580	$ 10,129,395
		$ 10,129,395
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$9,930	$ 10,444,215
9.00%, 9/30/29(1)	7,100	7,349,885
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,086,505
		$ 25,880,605
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$9,650	$ 9,299,757
		$ 9,299,757
Telecommunications — 0.5%
Altice France SA:
6.50%, 10/15/31(1)	$1,001	$ 955,673
6.50%, 3/15/32(1)	10,570	10,129,587
9.50%, 11/1/29(1)	7,181	7,323,551
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,243,858
		$ 21,652,669
Total Corporate Bonds (identified cost $238,216,627)		$ 238,056,072

Exchange-Traded Funds — 0.7%
Security	Shares	Value
Income Funds — 0.7%
Eaton Vance Floating-Rate ETF(6)	577,500	$ 28,568,925
Total Exchange-Traded Funds (identified cost $29,045,740)		$ 28,568,925

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
Citybrewing Topco LLC(3)(4)(5)	1,225,519	$ 9,804,152
		$ 9,804,152
Pharmaceuticals — 0.0%
Mallinckrodt PLC(3)(4)(5)	4,570,433,712	$ 0
		$ 0
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	78,854	$ 1,912,209
Series G1(4)	54,480	1,314,330
		$ 3,226,539
Total Preferred Stocks (identified cost $13,526,039)		$ 13,030,691

Senior Floating-Rate Loans — 84.5%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.9%
Aernnova Aerospace SAU, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	5,550	$ 6,381,215

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense (continued)
Air Comm Corp. LLC:
Term Loan, 6.715% - 6.74%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 12/11/31	13,241	$ 13,273,945
Term Loan, 12/11/31(8)	644	645,459
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.687%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	6,020	6,053,641
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)	6,709	4,057,209
Kaman Corp.:
Term Loan, 6.427%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(8)	718	720,377
Term Loan, 6.544% - 6.699%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	7,588	7,618,738
Novaria Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	2,850	2,858,396
TransDigm, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30	29,116	29,172,129
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	9,137	9,159,211
Vista Management Holding, Inc., Term Loan, 7.735%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	5,519	5,567,544
		$ 85,507,864
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.255%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	5,881	$ 5,914,258
		$ 5,914,258
Airlines — 0.5%
American Airlines, Inc.:
Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	21,793	$ 21,842,745
Term Loan, 7.134%, (3 mo. USD Term SOFR + 3.25%), 5/28/32	1,990	1,999,950
		$ 23,842,695
Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	6,875	$ 6,920,822
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		19,300	$ 19,070,812
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		6,334	6,365,931
			$ 32,357,565
Auto Components — 1.6%
Adient U.S. LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		6,376	$ 6,392,545
Autokiniton U.S. Holdings, Inc., Term Loan, 8.079%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		12,710	12,249,652
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,754,831
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,650	5,674,719
DexKo Global, Inc.:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,711	1,914,101
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,539	5,078,343
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		1,772	1,748,457
First Brands Group LLC:
DIP Loan, 6/29/26(10)		450	478,687
Term Loan, 0.00%, 3/30/27(9)		4,775	1,590,075
Lippert Colipper, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		3,333	3,354,104
LTI Holdings, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		16,536	16,655,049
RealTruck Group, Inc.:
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		11,404	10,049,882
Term Loan, 9.079%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		7,018	6,246,131
			$ 73,186,576
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		10,364	$ 10,369,960
MajorDrive Holdings IV LLC:
Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		9,138	8,894,856
Term Loan, 9.652%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,097	2,061,996
			$ 21,326,812

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages — 0.8%
City Brewing Co. LLC, Term Loan, 11.198%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		2,331	$ 955,771
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		27,190	27,292,561
Sazerac Co., Inc., Term Loan, 6.58%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		8,225	8,278,956
			$ 36,527,288
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 8.329%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		12,126	$ 12,182,784
Grifols Worldwide Operations USA, Inc., Term Loan, 6.065%, (1 mo. USD Term SOFR + 2.00%), 11/15/27		3,023	3,027,381
			$ 15,210,165
Broadline Retail — 0.7%
Peer Holding III BV:
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	5,725	$ 6,627,792
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	1,175	1,359,977
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		11,303	11,364,702
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		13,324	13,395,931
			$ 32,748,402
Building Products — 0.7%
Cornerstone Building Brands, Inc., Term Loan, 7.382%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		5,932	$ 5,448,326
CP Iris HoldCo I, Inc.:
Term Loan, 10/27/32(10)		898	893,860
Term Loan, 10/27/32(10)		7,277	7,240,265
LBM Acquisition LLC, Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		9,192	8,900,463
MI Windows & Doors LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		8,295	8,318,661
Sport Group Holding GmbH, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,300	1,480,651
			$ 32,282,226
Capital Markets — 3.1%
Advisor Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 7/30/32		8,521	$ 8,544,441
AllSpring Buyer LLC, Term Loan, 6.762%, (3 mo. USD Term SOFR + 2.75%), 11/1/30		12,539	12,581,576
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
Aretec Group, Inc., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/9/30	8,522	$ 8,561,912
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28	8,012	8,064,713
Edelman Financial Center LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	9,875	9,919,969
EIG Management Co. LLC, Term Loan, 8.977%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	3,562	3,562,034
Focus Financial Partners LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	10,838	10,875,912
Franklin Square Holdings LP, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	9,702	9,690,060
Guggenheim Partners LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/26/31	23,980	24,110,310
HighTower Holdings LLC, Term Loan, 7.071%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	2,635	2,637,946
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	7,911	7,937,071
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30	2,500	2,516,563
NEXUS Buyer LLC, Term Loan, 7/31/31(10)	4,245	4,223,181
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30	9,919	9,966,953
Orion U.S. Finco, Inc., Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	6,225	6,262,474
Victory Capital Holdings, Inc., Term Loan, 6.102%, (3 mo. USD Term SOFR + 2.00%), 9/23/32	8,875	8,930,469
		$ 138,385,584
Chemicals — 2.1%
Charter NEX U.S., Inc., Term Loan, 6.798%, (1 mo. USD Term SOFR + 2.75%), 11/29/30	11,691	$ 11,746,778
Chemours Co., Term Loan, 10/15/32(10)	6,375	6,285,750
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	8,348	8,287,337
INEOS Quattro Holdings U.K. Ltd., Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 3/14/30	3,813	3,091,709
INEOS U.S. Finance LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 2/7/31	5,011	4,262,692
Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	15,474	13,329,033

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Lonza Group AG, Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		10,193	$ 9,088,236
Minerals Technologies, Inc., Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		4,764	4,775,910
Olympus Water U.S. Holding Corp., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		8,465	8,400,528
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		10,282	8,985,528
Tronox Finance LLC, Term Loan, 6.465% - 6.502%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		11,483	8,269,505
W.R. Grace & Co.-Conn., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		5,550	5,534,405
			$ 92,057,411
Commercial Services & Supplies — 3.3%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		6,830	$ 6,881,487
Allied Universal Holdco LLC, Term Loan, 7.315%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		13,692	13,763,362
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		1,915	1,925,861
Belfor Holdings, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		5,712	5,733,208
EnergySolutions LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,442	13,538,385
Foundever Group, Term Loan, 5.65%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,160,282
Foundever Worldwide Corp., Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		11,957	5,649,611
Garda World Security Corp., Term Loan, 7.048%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		12,357	12,380,456
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(10)		1,990	2,009,592
Geosyntec Consultants, Term Loan, 7/31/31(10)		950	952,375
GFL Environmental, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		16,400	16,428,700
Harsco Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		592	592,358
Heritage-Crystal Clean, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 3.75%), 10/17/30		9,192	9,245,324
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		19,900	20,043,107
Monitronics International, Inc., Term Loan, 11.763%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		10,269	10,278,845
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
MV Holding GmbH:
Term Loan, 4.145%, (1 mo. EURIBOR + 2.25%), 3/17/32	EUR	1,475	$ 1,711,125
Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 3/17/32		5,661	5,689,117
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		7,446	7,442,230
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		5,970	6,003,581
TMF Group Holding BV, Term Loan, 6.684% - 6.701%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,405	6,439,898
			$ 148,868,904
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 10/16/32(10)		5,550	$ 5,565,040
			$ 5,565,040
Construction Materials — 0.6%
Knife River HoldCo, Term Loan, 6.123%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		2,363	$ 2,374,941
Quikrete Holdings, Inc.:
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		11,230	11,255,539
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		12	12,287
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		11,474	11,501,174
Smyrna Ready Mix Concrete LLC, Term Loan, 6.977%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,197	1,199,985
			$ 26,343,926
Consumer Finance — 0.4%
CPI Holdco B LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		16,216	$ 16,226,560
			$ 16,226,560
Consumer Staples Distribution & Retail — 0.5%
Boots Group Bidco Ltd.:
Term Loan, 5.522%, (3 mo. EURIBOR + 3.50%), 8/30/32	EUR	6,075	$ 7,069,362
Term Loan, 7.705%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		13,325	13,399,953

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail (continued)
Cardenas Markets, Inc., Term Loan, 10.852%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		4,070	$ 3,256,080
			$ 23,725,395
Containers & Packaging — 1.3%
Altium Packaging LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,715	$ 4,541,435
Berlin Packaging LLC, Term Loan, 7.235% - 7.384%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		7,356	7,356,984
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		20,672	20,683,376
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32		9,000	8,996,220
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.238%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		6,675	629,119
Proampac PG Borrower LLC, Term Loan, 7.905% - 8.195%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		11,826	11,841,143
Trivium Packaging BV, Term Loan, 6.566%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	4,800	5,540,798
			$ 59,589,075
Distributors — 0.6%
Parts Europe SA, Term Loan, 5.004%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	14,275	$ 16,596,325
Phillips Feed Service, Inc., Term Loan, 11.065%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		461	285,458
Rubix Group Midco 3 Ltd., Term Loan, 6.083%, (6 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,500	1,743,784
Winterfell Financing SARL:
Term Loan, 5.454%, (3 mo. EURIBOR + 3.43%), 5/4/28	EUR	4,050	4,153,677
Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,107,425
			$ 24,886,669
Diversified Consumer Services — 1.4%
Ascend Learning LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		15,124	$ 15,134,554
Belron U.K. Finance PLC, Term Loan, 4.723%, (3 mo. EURIBOR + 2.75%), 10/16/31	EUR	7,850	9,122,725
Fugue Finance BV, Term Loan, 6.949%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		5,023	5,041,736
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		17,093	$ 17,062,951
Lernen Bidco Ltd., Term Loan, 7.863%, (3 mo. USD Term SOFR + 3.50%), 10/27/31		4,987	4,997,806
Spring Education Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		3,660	3,675,824
Wand NewCo 3, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		9,050	9,040,337
			$ 64,075,933
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	8,730	$ 9,840,452
			$ 9,840,452
Diversified Telecommunication Services — 0.8%
Altice France SA, Term Loan, 9.36%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,946	$ 4,896,241
Anuvu Holdings 2 LLC, Term Loan, 12.376%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		8,945	164,597
Level 3 Financing, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		10,851	10,850,607
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		7,805	7,775,544
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		7,820	7,791,108
Virgin Media Bristol LLC, Term Loan, 7.052%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		2,563	2,513,082
			$ 33,991,179
Electric Utilities — 0.7%
Kohler Energy Co. LLC, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		10,586	$ 10,633,899
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		17,077	16,816,878
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(8)		2,173	2,140,330
			$ 29,591,107
Electrical Equipment — 0.4%
Dynamo Newco II GmbH, Term Loan, 7.363%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		3,094	$ 3,111,153

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electrical Equipment (continued)
Nvent Electric PLC, Term Loan, 7.155%, (1 mo. USD Term SOFR + 3.00%), 1/30/32	2,394	$ 2,406,341
WEC U.S. Holdings Ltd., Term Loan, 6.384%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	10,466	10,502,285
		$ 16,019,779
Electronic Equipment, Instruments & Components — 1.1%
Chamberlain Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	13,616	$ 13,675,444
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	12,556	12,540,243
Range Red Operating, Inc.:
Term Loan, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	3,183	3,197,576
Term Loan - Second Lien, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	13,353	13,413,363
TTM Technologies, Inc., Term Loan, 6.384%, (1 mo. USD Term SOFR + 2.25%), 5/30/30	2,052	2,061,975
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	6,438	6,181,632
		$ 51,070,233
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% Cash, 11.00% PIK, 12/31/25(3)	3,986	$ 256,306
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% Cash, 11.00% PIK, 12/31/25(3)	34,416	2,212,967
PG Investment Co. 59 SARL, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/26/31	8,249	8,291,283
		$ 10,760,556
Engineering & Construction — 1.2%
American Residential Services LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	489	$ 488,245
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	8,543	7,311,632
Azuria Water Solutions, Inc.:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	17,984	18,105,495
Term Loan, 5/17/28(8)	565	568,748
Construction Partners, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	4,789	4,803,777
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Green Infrastructure Partners, Inc., Term Loan, 6.753%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		7,975	$ 7,997,450
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		13,767	13,904,936
			$ 53,180,283
Entertainment — 2.0%
Creative Artists Agency LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		9,165	$ 9,188,265
Dorna Sports SL, Term Loan, 4.821%, (3 mo. EURIBOR + 2.75%), 8/18/32	EUR	1,850	2,145,965
EOC Borrower LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		28,499	28,682,663
Playtika Holding Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		13,249	12,982,114
Pretzel Parent, Inc., Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		9,254	9,238,463
TKO Worldwide Holdings LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		14,657	14,706,446
Varsity Brands, Inc., Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		11,471	11,511,400
			$ 88,455,316
Financial Services — 0.8%
NCR Atleos LLC, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		7,284	$ 7,298,722
Nuvei Technologies Corp., Term Loan, 11/17/31(10)		1,000	1,002,165
Planet U.S. Buyer LLC, Term Loan, 7.198%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		11,529	11,603,829
Synechron, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/3/31		9,388	9,176,892
Walker & Dunlop, Inc., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		6,716	6,724,645
			$ 35,806,253
Food Products — 0.9%
Del Monte Foods, Inc.:
DIP Loan, 13.648%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		3,179	$ 3,071,971
Term Loan, 0.00%, 8/2/28(9)		873	437,488
Term Loan, 0.00%, 8/2/28(9)		776	388,861
Term Loan, 13.632% - 13.648%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26		4,118	3,387,388

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Del Monte Foods, Inc.: (continued)
Term Loan - Second Lien, 0.00%, 8/2/28(9)		6,167	$ 269,801
Froneri Lux Finco SARL:
Term Loan, 6.197%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		4,620	4,592,716
Term Loan, 6.435%, (3 mo. USD Term SOFR + 2.50%), 8/2/32		7,150	7,154,862
Golden State Food LLC, Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 12/4/31		2,244	2,255,633
Newly Weds Foods, Inc., Term Loan, 6.281%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,277	9,276,750
Nomad Foods U.S. LLC, Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 11/12/29		7,794	7,803,590
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.968%, (6 mo. GBP SONIA + 5.00%), 9/29/28	GBP	2,500	3,276,038
			$ 41,915,098
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		11,300	$ 11,333,536
Stonepeak Bayou Holdings LP, Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		8,750	7,918,750
			$ 19,252,286
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		7,557	$ 7,625,832
			$ 7,625,832
Health Care Equipment & Supplies — 0.8%
Bausch & Lomb Corp., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		17,169	$ 17,297,693
Journey Personal Care Corp., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		9,166	8,982,745
Medline Borrower LP, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		10,644	10,660,547
			$ 36,940,985
Health Care Providers & Services — 5.0%
AEA International Holdings (Lux) SARL, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,468	$ 7,468,387
Cano Health LLC, Term Loan, 13.502%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,526	1,284,072
CCRR Parent, Inc., Term Loan, 8.71%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		4,612	1,533,594
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Ceva Sante Animale:
Term Loan, 5.00%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	$ 4,312,406
Term Loan, 6.976%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,197	6,228,805
Concentra Health Services, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,499	3,512,828
Electron BidCo, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		4,706	4,731,212
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		13,542	13,611,119
Global Medical Response, Inc., Term Loan, 7.384%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		9,125	9,174,184
Hanger, Inc.:
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		9,291	9,327,192
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		1,201	1,205,277
Heartland Dental LLC, Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		11,347	11,385,538
IVC Acquisition Ltd.:
Term Loan, 6.029%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,728,134
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		10,415	10,472,180
MDVIP, Inc., Term Loan, 6.752%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		6,540	6,568,487
MED ParentCo LP, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 4/15/31		9,482	9,542,999
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.94%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	2,137,500
Mehilainen Yhtiot OYJ, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	9,925	11,552,450
Midwest Physician Administrative Services LLC, Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		5,457	4,992,191
National Mentor Holdings, Inc.:
Term Loan, 7.815% - 7.852%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		13,919	13,555,484
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		390	379,571
Term Loan - Second Lien, 11.352%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		5,525	5,221,125
Pacific Dental Services LLC, Term Loan, 6.537%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		11,352	11,387,550
Phoenix Guarantor, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,440	16,509,041

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		9,648	$ 9,674,414
Raven Acquisition Holdings LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		15,005	15,026,628
Term Loan, 11/19/31(8)		1,077	1,078,119
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,234	8,425,608
Select Medical Corp., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,684	8,716,941
Synlab Bondco PLC, Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,444,225
U.S. Anesthesia Partners, Inc., Term Loan, 8.249%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		4,915	4,926,351
			$ 221,113,612
Health Care Technology — 2.0%
athenahealth Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		31,119	$ 31,026,203
Cotiviti Corp.:
Term Loan, 6.884%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		10,666	10,301,911
Term Loan - Second Lien, 6.884%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		3,000	2,894,055
Imprivata, Inc., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		16,808	16,916,484
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		14,722	14,777,078
Project Ruby Ultimate Parent Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		11,344	11,386,273
Symplr Software, Inc., Term Loan, 8.44%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,497	1,323,197
Waystar Technologies, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		1,719	1,721,579
			$ 90,346,780
Hotels, Restaurants & Leisure — 4.4%
1011778 BC Unlimited Liability Co., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		5,761	$ 5,752,615
Betclic Everest Group, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	4,250	4,932,246
Caesars Entertainment, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		22,138	21,985,677
Fertitta Entertainment LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		22,142	22,147,734
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV:
Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		24,571	$ 24,503,098
Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 6/4/32		5,337	5,318,827
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.287%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	6,650	7,716,977
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		2,075	2,069,813
Herschend Entertainment Co. LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		4,888	4,917,859
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		12,061	11,457,992
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27		10,965	10,992,455
Light & Wonder International, Inc., Term Loan, 6.287%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		8,795	8,833,821
New Bidco AB, Term Loan, 5.782%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	11,694	13,532,101
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		11,661	10,966,634
Scientific Games Holdings LP, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		3,990	3,948,030
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		10,238	10,228,490
Turquoise Topco Ltd., Term Loan, 7/31/32(10)		11,275	11,152,835
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32		14,590	14,609,186
			$ 195,066,390
Household Durables — 1.3%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		13,957	$ 13,496,253
Madison Safety & Flow LLC, Term Loan, 6.468%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,657	1,666,515
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		8,978	8,781,162
Serta Simmons Bedding LLC:
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,140	2,142,291
Term Loan, 11.616%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,708	18,575,195

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Somnigroup International, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		11,921	$ 12,002,710
			$ 56,664,126
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		15,614	$ 11,423,260
			$ 11,423,260
Independent Power and Renewable Electricity Producers — 0.4%
Cogentrix Finance Holdco I LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		7,319	$ 7,367,993
Invenergy Thermal Operating I LLC:
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		9,577	9,659,891
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		683	688,719
Talen Energy Supply LLC, Term Loan, 6.733%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		1,496	1,500,443
			$ 19,217,046
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	5,273	$ 5,520,011
Rain Carbon GmbH, Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	15,760,248
			$ 21,280,259
Insurance — 3.8%
Acrisure LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		12,895	$ 12,903,116
Alera Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		17,525	17,633,743
Alliant Holdings Intermediate LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		22,568	22,572,032
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		8,227	8,246,742
Broadstreet Partners, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		24,229	24,312,692
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		22,147	22,244,424
IMA Financial Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		8,983	9,019,698
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		11,439	$ 11,470,762
Siaci Saint Honore, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	9,125	10,559,267
Trucordia Insurance Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		12,820	12,883,798
Truist Insurance Holdings LLC:
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,989,801
Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,873,191
USI, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		3,416	3,424,574
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,381	7,393,404
			$ 167,527,244
Interactive Media & Services — 0.8%
Aragorn Parent Corp., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		5,589	$ 5,629,878
Foundational Education Group, Inc., Term Loan, 8.352%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		5,031	4,624,203
X Corp., Term Loan, 10.34%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		25,077	24,481,231
			$ 34,735,312
IT Services — 4.0%
Asurion LLC:
Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		8,876	$ 8,897,860
Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		6,957	6,988,924
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		9,168	9,006,139
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		2,375	2,270,928
Aurora Lux Finco SARL, Term Loan, 9.155%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		8,280	8,114,400
Endure Digital, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		29,165	22,748,437
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		11,927	11,837,926
Go Daddy Operating Co. LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		11,357	11,352,255
Indy U.S. Bidco LLC, Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 10/31/30	EUR	2,600	3,008,908

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Informatica LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		30,952	$ 31,087,792
Iron Mountain, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		3,560	3,567,203
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,083	6,939,174
Nielsen Consumer, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/31/30		10,324	10,324,125
Rackspace Finance LLC:
Term Loan, 10.412%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		9,826	10,006,151
Term Loan - Second Lien, 6.912%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		7,252	3,297,475
Sedgwick Claims Management Services, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		21,656	21,675,528
Shift4 Payments LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 6/30/32		2,275	2,293,018
Trio Bidco, Inc.:
Term Loan, 10/29/32(10)		3,348	3,334,028
Term Loan, 10/29/32(10)		352	350,950
Virtusa Corp., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,970	1,950,300
			$ 179,051,521
Leisure Products — 0.8%
GSM Holdings, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		6,707	$ 6,662,512
Hayward Industries, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		8,870	8,907,100
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		19,709	19,818,474
			$ 35,388,086
Life Sciences Tools & Services — 0.8%
ICON Luxembourg SARL, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		5,235	$ 5,269,646
Loire Finco Luxembourg SARL:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	5,775	6,706,478
Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		1,103	1,106,786
Normec 1 BV, Term Loan, 5.107%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	1,000	1,159,445
PRA Health Sciences, Inc., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		1,304	1,312,976
Sotera Health Holdings LLC, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 5/30/31		12,721	12,784,919
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Spectris PLC:
Term Loan, 9/30/32(10)	EUR	2,175	$ 2,520,176
Term Loan, 9/30/32(10)		3,550	3,563,312
			$ 34,423,738
Machinery — 4.5%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		6,720	$ 6,716,011
AI Aqua Merger Sub, Inc., Term Loan, 7.129%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		23,177	23,253,949
Apex Tool Group LLC:
Term Loan, 9.236%, (1 mo. USD Term SOFR + 5.25%), 4/8/30		5,596	4,980,617
Term Loan, 10.086%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		12,569	8,044,429
Term Loan, 4/8/30(10)		232	227,238
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		5,500	5,537,812
Barnes Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/27/32		7,463	7,468,731
BCP V Modular Services Holdings IV Ltd., Term Loan, 7/10/31(10)	EUR	2,825	2,980,140
BG MS U.S. Holding LLC, Term Loan, 10/22/32(10)		7,200	7,096,536
Clark Equipment Co., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		5,367	5,386,046
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		4,800	4,812,000
Conair Holdings LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		20,743	12,445,757
CoorsTek, Inc., Term Loan, 10/28/32(10)		7,325	7,306,687
CPM Holdings, Inc., Term Loan, 8.634%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		3,930	3,922,631
Cube Industrials Buyer, Inc., Term Loan, 6.912%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		3,808	3,828,610
Delachaux Group SA, Term Loan, 5.316%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,522,829
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		4,900	4,889,516
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		4,421	4,415,157
Engineered Machinery Holdings, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,440	12,172,054
Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		8,713	8,769,034
Term Loan - Second Lien, 10.263%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	2,010,000

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
INNIO Group Holding GmbH, Term Loan, 4.754%, (3 mo. EURIBOR + 2.75%), 11/2/28	EUR	2,222	$ 2,577,841
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		11,374	11,408,975
Roper Industrial Products Investment Co. LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		9,826	9,868,223
SPX Flow, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		10,445	10,516,646
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	6,550	7,612,635
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		12,774	12,867,387
Zephyr German BidCo GmbH, Term Loan, 5.169%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	4,600	5,319,873
			$ 200,957,364
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,746	$ 5,742,534
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,235	5,232,767
Emerald X, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,070	2,085,771
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		8,139	8,169,326
Gray Television, Inc., Term Loan, 7.249%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		544	545,510
Hubbard Radio LLC, Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		5,146	2,547,356
			$ 24,323,264
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		4,016	$ 3,998,393
Arsenal AIC Parent LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		10,251	10,296,284
PMHC II, Inc., Term Loan, 8.327%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		4,726	3,690,332
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		5,698	5,643,768
Zekelman Industries, Inc., Term Loan, 6.265%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		5,237	5,251,060
			$ 28,879,837
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 1.7%
Epic Crude Services LP, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 10/15/31		6,333	$ 6,370,864
Freeport LNG Investments LLLP, Term Loan, 7.12%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		7,261	7,285,885
GIP Pilot Acquisition Partners LP, Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		4,831	4,839,663
Hilcorp Energy I LP, Term Loan, 6.032%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		7,811	7,835,198
ITT Holdings LLC, Term Loan, 6.44%, (1 mo. USD Term SOFR + 2.48%), 10/11/30		8,404	8,421,933
Matador Bidco SARL, Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		24,085	24,192,954
Natgasoline LLC, Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		4,863	4,905,993
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.227%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		2,494	2,502,921
Oxbow Carbon LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		5,239	5,238,929
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32		4,300	4,309,761
			$ 75,904,101
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		9,701	$ 9,746,254
			$ 9,746,254
Pharmaceuticals — 0.9%
Aenova Holding GmbH, Term Loan, 5.032%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	2,550	$ 2,957,628
Amneal Pharmaceuticals LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		5,800	5,855,564
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		6,867	6,836,929
Jazz Financing Lux SARL, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		11,165	11,204,777
Nidda Healthcare Holding AG, Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 2/21/30	EUR	4,550	5,274,583
Padagis LLC, Term Loan, 8.949%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		4,690	4,092,025
Recipharm AB, Term Loan, 5.234%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	1,725	1,992,467
			$ 38,213,973

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services — 4.2%
AAL Delaware Holdco, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		13,067	$ 13,105,711
Amspec Parent LLC:
Term Loan, 7.405% - 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,119	1,128,323
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		7,262	7,323,090
APFS Staffing Holdings, Inc., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,286	2,909,573
Camelot U.S. Acquisition LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		6,750	6,638,220
Citrin Cooperman Advisors LLC:
Term Loan, 4/1/32(10)		5,000	5,009,375
Term Loan, 4/1/32(10)		303	303,598
CohnReznick LLP:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		6,868	6,902,644
Term Loan, 3/31/32(8)		1,593	1,601,010
CoreLogic, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,811	13,832,182
Term Loan - Second Lien, 10.579%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,203,750
Corporation Service Co., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		8,252	8,227,711
EAB Global, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		10,491	10,089,260
Employbridge Holding Co., Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		11,080	1,892,893
First Advantage Holdings LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		11,437	11,154,698
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	6,150	7,184,816
Grant Thornton Advisors LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		6,546	6,534,372
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 6/2/31		12,900	12,951,858
Highspring Holdings LLC, Term Loan, 9.152%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		5,965	5,074,585
iSolved, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		5,098	5,110,507
Mermaid Bidco, Inc., Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		15,233	15,290,448
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,055	6,831,747
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
PHM Group Holding OYJ, Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	$ 5,666,821
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.269%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	4,175	4,848,960
Trans Union LLC:
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		6,336	6,340,782
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		19,528	19,534,524
Turbo EMEA Holdings BV, Term Loan, 9/23/32(10)	EUR	1,825	2,110,423
			$ 188,801,881
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		5,609	$ 5,640,973
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		5,403	5,425,939
Greystar Real Estate Partners LLC, Term Loan, 6.477%, (1 mo. USD Term SOFR + 2.50%), 8/21/30		7,845	7,884,449
Metropolis Technologies, Inc., Term Loan, 11/3/32(10)		9,225	9,155,813
			$ 28,107,174
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		29,261	$ 28,956,099
Hertz Corp.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		4,012	3,338,368
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		790	657,080
Term Loan, 7.736%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		4,924	4,074,792
Kenan Advantage Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		3,960	3,902,481
			$ 40,928,820
Semiconductors & Semiconductor Equipment — 0.4%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)		3,669	$ 1,438,172
MaxLinear, Inc., Term Loan, 6.342%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		2,955	2,748,482
MKS Instruments, Inc., Term Loan, 5.977%, (1 mo. USD Term SOFR + 2.00%), 8/17/29		11,445	11,484,514
			$ 15,671,168

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 11.0%
Applied Systems, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		22,028	$ 22,095,359
Astra Acquisition Corp.:
DIP Loan, 4/1/26(10)		725	725,094
Term Loan, 0.00%, 2/25/28(9)		7,342	1,431,773
Term Loan, 0.00%, 10/25/28(9)		10,314	120,831
Term Loan, 0.00%, 10/25/29(9)		15,622	429,616
Term Loan, 4/1/26(10)		303	302,532
Avalara, Inc., Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 3/26/32		8,454	8,481,330
Boost Newco Borrower LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		28,485	28,591,928
Boxer Parent Co., Inc., Term Loan - Second Lien, 9.949%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		7,500	7,252,500
Calabrio, Inc., Term Loan, 10/14/32(10)		8,600	8,180,750
Cegid Group SAS:
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,525	4,083,834
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,850	4,460,601
Cloud Software Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		23,457	23,484,624
Cloudera, Inc.:
Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		18,828	18,128,553
Term Loan - Second Lien, 10.065%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,635,456
Clover Holdings 2 LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		11,642	11,656,052
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		2,272	2,348,620
Constant Contact, Inc., Term Loan, 8.166%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		4,949	4,640,540
Dayforce, Inc., Term Loan, 10/7/32(10)		9,800	9,778,979
Delta TopCo, Inc., Term Loan, 6.876%, (1 mo. USD Term SOFR + 2.75%), 11/30/29		12,169	12,049,098
Dragon Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		3,247	3,260,608
Drake Software LLC, Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 6/26/31		3,724	3,705,790
ECI Macola Max Holding LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		18,441	18,508,390
Epicor Software Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		23,393	23,470,737
Fiserv Investment Solutions, Inc., Term Loan, 8.204%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		12,184	12,048,507
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Gen Digital, Inc., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		1,135	$ 1,135,292
IGT Holding IV AB:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,393,853
Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		3,953	3,973,083
Marcel LUX IV SARL:
Term Loan, 5.561%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	6,650	7,730,583
Term Loan, 7.13%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		28,040	28,145,180
McAfee LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,332	27,926,562
Mosel Bidco SE, Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,510,320
N-Able International Holdings II LLC, Term Loan, 7.21%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,238	1,242,880
OceanKey (U.S.) II Corp., Term Loan, 7.565%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		2,400	2,392,800
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		9,847	8,394,437
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		3,657	3,783,688
Open Text Corp., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		12,859	12,866,760
Polaris Newco LLC:
Term Loan, 6.066%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	6,314	6,727,396
Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		2,882	2,762,505
Project Alpha Intermediate Holding, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		8,809	8,821,621
Project Boost Purchaser LLC, Term Loan, 6.608%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		15,745	15,730,835
Proofpoint, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		4,311	4,337,903
RealPage, Inc.:
Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		15,448	15,434,974
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		3,980	3,999,422
Rocket Software, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		3,342	3,332,970
Sabre GLBL, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		965	920,248

32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		2,228	$ 2,125,158
Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		303	282,504
Term Loan, 9.065%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		271	252,132
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		6,023	5,609,031
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,146	1,996,219
SkillSoft Corp., Term Loan, 9.342%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,117	8,864,091
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		19,375	19,302,441
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		34,744	34,779,308
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12.002% Cash, 4.50% PIK, 12/9/29		6,207	6,290,247
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		12,812	12,387,863
			$ 490,324,408
Specialty Retail — 1.4%
Applegreen Ireland, Term Loan, 7.066%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,165,975
Apro LLC, Term Loan, 7.677%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		5,693	5,700,811
Boels Topholding BV, Term Loan, 4.676%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	131	152,036
EG America LLC, Term Loan, 7.699%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		1,747	1,758,787
Great Outdoors Group LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		7,496	7,505,635
Harbor Freight Tools USA, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		15,210	15,031,922
Homeserve USA Holding Corp., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		6,365	6,377,029
Les Schwab Tire Centers, Term Loan, 6.465% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		3,238	3,227,774
LIDS Holdings, Inc., Term Loan, 9.631%, (1 mo. USD Term SOFR + 5.50%), 12/14/26		381	378,778
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		6,447	6,467,420
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Speedster Bidco GmbH:
Term Loan, 5.623%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	6,100	$ 7,100,036
Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		7,736	7,766,151
			$ 62,632,354
Technology Hardware, Storage & Peripherals — 0.0%†
Poseidon Bidco SASU, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	4,390	$ 1,846,949
			$ 1,846,949
Trading Companies & Distributors — 2.2%
CD&R Hydra Buyer, Inc., Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		9,945	$ 9,941,183
Core & Main LP, Term Loan, 5.991%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		3,636	3,640,072
DXP Enterprises, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		7,081	7,140,209
Herc Holdings, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		3,250	3,269,971
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		6,935	6,901,983
Paint Intermediate III LLC, Term Loan, 7.242%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		4,776	4,782,567
Patagonia Bidco Ltd., Term Loan, 9.467%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	8,875	10,386,320
Quimper AB:
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,500	4,050,796
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,275	3,790,387
QXO, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/30/32		4,500	4,513,185
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		15,999	13,430,582
White Cap Buyer LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		13,799	13,848,336
Windsor Holdings III LLC, Term Loan, 6.727%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,593	11,602,884
			$ 97,298,475

33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure — 0.2%
KKR Apple Bidco LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	10,075	$ 10,112,151
		$ 10,112,151
Total Senior Floating-Rate Loans (identified cost $3,929,190,104)		$3,773,063,254

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.3%
Affiliated Fund — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(12)	189,108,071	$ 189,108,071
Total Affiliated Fund (identified cost $189,108,071)		$ 189,108,071

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/2/26(13)	$5,100	$ 5,021,099
Total U.S. Treasury Obligations (identified cost $5,021,099)		$ 5,021,099
Total Short-Term Investments (identified cost $194,129,170)		$ 194,129,170
Total Investments — 99.0% (identified cost $4,620,651,940)		$4,421,010,587
Less Unfunded Loan Commitments — (0.1)%		$ (6,224,863)
Net Investments — 98.9% (identified cost $4,614,427,077)		$4,414,785,724
Other Assets, Less Liabilities — 1.1%		$ 49,858,802
Net Assets — 100.0%		$4,464,644,526
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $341,737,439 or 7.7% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated fund (see Note 7).

34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $6,342,015. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2025.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	216,353,845	EUR	183,766,698	Standard Chartered Bank	11/4/25	$4,535,149	$ —
USD	28,694,163	EUR	24,442,057	Australia and New Zealand Banking Group Limited	11/28/25	482,893	—
USD	28,713,846	EUR	24,442,057	HSBC Bank USA, N.A.	11/28/25	502,576	—
USD	23,226,813	EUR	19,780,658	HSBC Bank USA, N.A.	11/28/25	395,776	—
USD	34,261,652	EUR	29,184,545	State Street Bank and Trust Company	11/28/25	576,553	—
USD	28,442,968	GBP	21,051,751	HSBC Bank USA, N.A.	11/28/25	785,826	—
USD	212,435,314	EUR	183,766,698	Standard Chartered Bank	12/2/25	282,040	—
USD	6,001,981	EUR	5,083,056	Deutsche Bank AG	12/31/25	123,981	—
USD	5,960,825	EUR	5,055,861	Deutsche Bank AG	12/31/25	114,273	—
USD	5,000,365	EUR	4,235,879	State Street Bank and Trust Company	12/31/25	102,033	—
						$7,901,100	$—
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)	$87,500	5.00% (pays quarterly)(1)	3.28%	12/20/30	$6,842,038	$(6,496,485)	$345,553
Total	$87,500				$6,842,038	$(6,496,485)	$345,553
35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$5,000	5.50% (pays monthly)(1)	5.46%	10/10/29	$23,255	$ —	$23,255
Total		$5,000				$23,255	$ —	$23,255
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $92,500,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $4,396,273,266)	$4,197,108,728
Affiliated investments, at value (identified cost $218,153,811)	217,676,996
Cash	17,521,054
Deposits for derivatives collateral:
Centrally cleared swap contracts	6,447,582
Forward foreign currency exchange contracts	3,240,000
Foreign currency, at value (identified cost $52,239,207)	51,508,721
Interest receivable	24,256,724
Dividends receivable from affiliated investments	854,932
Receivable for investments sold	126,970,617
Receivable for open forward foreign currency exchange contracts	7,901,100
Receivable for open OTC swap contracts	23,255
Receivable from affiliates	16,030
Trustees' deferred compensation plan	328,950
Prepaid upfront fees on notes payable	335,476
Prepaid expenses	8,285
Other assets	102,720
Total assets	$4,654,301,170
Liabilities
Cash collateral due to brokers	$3,240,000
Payable for investments purchased	183,176,206
Payable for variation margin on open centrally cleared swap contracts	91,085
Payable to affiliates:
Investment adviser fee	1,959,532
Trustees' fees	9,042
Trustees' deferred compensation plan	328,950
Accrued expenses	851,829
Total liabilities	$189,656,644
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$4,464,644,526
37
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$9,128,287
Interest income	398,147,930
Other income	3,082,188
Total investment income	$410,358,405
Expenses
Investment adviser fee	$25,595,465
Trustees’ fees and expenses	109,301
Custodian fee	1,049,735
Legal and accounting services	196,283
Interest expense and fees	2,461,453
Miscellaneous	215,977
Total expenses	$29,628,214
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$365,604
Total expense reductions	$365,604
Net expenses	$29,262,610
Net investment income	$381,095,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(105,684,603)
Swap contracts	749,953
Foreign currency transactions	(1,383,940)
Forward foreign currency exchange contracts	(3,055,828)
Net realized loss	$(109,374,418)
Change in unrealized appreciation (depreciation):
Investments	$(24,503,102)
Investments - affiliated investments	1,868,593
Swap contracts	368,808
Foreign currency	(1,717,586)
Forward foreign currency exchange contracts	(6,435,489)
Net change in unrealized appreciation (depreciation)	$(30,418,776)
Net realized and unrealized loss	$(139,793,194)
Net increase in net assets from operations	$241,302,601
38
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$381,095,795	$479,459,514
Net realized loss	(109,374,418)	(189,984,677)
Net change in unrealized appreciation (depreciation)	(30,418,776)	261,416,635
Net increase in net assets from operations	$241,302,601	$550,891,472
Capital transactions:
Contributions	$211,859,678	$313,003,430
Withdrawals	(1,335,648,314)	(1,278,538,434)
Net decrease in net assets from capital transactions	$(1,123,788,636)	$(965,535,004)
Net decrease in net assets	$(882,486,035)	$(414,643,532)
Net Assets
At beginning of year	$5,347,130,561	$5,761,774,093
At end of year	$4,464,644,526	$5,347,130,561
39
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.59%	0.57%	0.58%	0.54%	0.56%
Net expenses	0.59%(2)	0.57%(2)	0.58%(2)	0.54%(2)	0.56%
Net investment income	7.65%	8.70%	8.21%	4.39%	3.51%
Portfolio Turnover	35%	31%	19%	27%	26%
Total Return	5.23%	10.49%	10.63%	(3.32)%	7.80%
Net assets, end of year (000’s omitted)	$4,464,645	$5,347,131	$5,761,774	$8,101,131	$8,986,782
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
40
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.3% and 13.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
41

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing  party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if
42

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $25,595,465 or 0.51% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $365,604 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
43

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

During year ended October 31, 2025, BMR reimbursed the Portfolio $12,397 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $1,694,358,697 and $2,429,447,435, respectively, for the year ended October 31, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,620,906,735
Gross unrealized appreciation	$47,796,640
Gross unrealized depreciation	(253,917,651)
Net unrealized depreciation	$(206,121,011)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a
44

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$6,842,038(1)	$ —	$6,842,038
Receivable for open forward foreign currency exchange contracts	—	7,901,100	7,901,100
Receivable for open OTC swap contracts	23,255	—	23,255
Total Asset Derivatives	$6,865,293	$7,901,100	$14,766,393
Derivatives not subject to master netting or similar agreements	$6,842,038	$ —	$6,842,038
Total Asset Derivatives subject to master netting or similar agreements	$23,255	$7,901,100	$7,924,355
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.
The Portfolio's derivative assets at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$482,893	$ —	$ —	$(330,000)	$152,893
Deutsche Bank AG	238,254	—	—	—	238,254
Goldman Sachs International	23,255	—	—	—	23,255
HSBC Bank USA, N.A.	1,684,178	—	(1,504,086)	—	180,092
Standard Chartered Bank	4,817,189	—	(1,436,230)	(2,370,000)	1,010,959
State Street Bank and Trust Company	678,586	—	—	(540,000)	138,586
	$7,924,355	$—	$(2,940,316)	$(3,240,000)	$1,744,039
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
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Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$749,953	$ —	$749,953
Forward foreign currency exchange contracts	—	(3,055,828)	(3,055,828)
Total	$749,953	$(3,055,828)	$(2,305,875)
Change in unrealized appreciation (depreciation):
Swap contracts	$368,808	$ —	$368,808
Forward foreign currency exchange contracts	—	(6,435,489)	(6,435,489)
Total	$368,808	$(6,435,489)	$(6,066,681)
The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$787,463,000	$18,846,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 2, 2026. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,003,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2025 is $335,476 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. For the year ended October 31, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $10,410,959 and 7.50%, respectively.
46

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2025, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $217,676,996, which represents 4.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC	$ —	$ —	$ —	$ —	$ —	$ —(1)	$ —	—(1)
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	—	29,045,740	—	—	(476,815)	28,568,925	1,349,854	577,500
Short-Term Investments
Liquidity Fund	212,728,697	1,631,460,870	(1,655,081,496)	—	—	189,108,071	7,778,433	189,108,071
Total				$ —	$(476,815)	$217,676,996	$9,128,287
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of October 31, 2025.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 105,785,158	$ —	$ 105,785,158
Common Stocks	586,596	50,395,779	17,394,942	68,377,317
Corporate Bonds	—	238,056,072	—	238,056,072
Exchange-Traded Funds	28,568,925	—	—	28,568,925
Preferred Stocks	—	3,226,539	9,804,152	13,030,691
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,759,861,854	6,976,537	3,766,838,391
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	189,108,071	—	—	189,108,071
U.S. Treasury Obligations	—	5,021,099	—	5,021,099
Total Investments	$218,263,592	$4,162,346,501	$34,175,631	$4,414,785,724
47

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 7,901,100	$ —	$ 7,901,100
Swap Contracts	—	6,865,293	—	6,865,293
Total	$218,263,592	$4,177,112,894	$34,175,631	$4,429,552,117
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code. A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in February 2026. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value.
48

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
49

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
50

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
51

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate & High Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education and experience of the investment professionals who provide services to the Fund and the Portfolios. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel, which includes portfolio managers and analysts, who provide services to the Portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolios. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
52

Eaton Vance
Floating-Rate & High Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.
53

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EVFHX-NCSR    10.31.25

Eaton Vance
Government Opportunities Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Government Opportunities Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 3.3%
Security	Principal Amount (000's omitted)	Value
CFMT LLC, Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(2)	$3,490	$ 3,386,253
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	3,000	3,021,236
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	870	852,016
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	847,842
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(3)	2,416	2,412,688
STAR Trust, Series 2021-SFR1, Class H, 8.598%, (1 mo. SOFR + 4.564%), 4/17/38(1)(4)	500	500,603
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,904,907
Total Asset-Backed Securities (identified cost $11,932,167)		$ 12,925,545

Collateralized Mortgage Obligations — 75.0%
Security	Principal Amount (000's omitted)	Value
BofA Lending Facility, 8.27%, (SOFR + 4.00%), 6/16/28(4)	$636	$ 638,633
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	1,217	1,188,423
Champs Trust:
Series 2024-1, Class A, 8.784%, 7/25/59(1)(2)	2,339	2,425,884
Series 2024-2, Class A, 8.587%, 11/25/59(1)(2)	1,866	1,951,183
Series 2024-3, Class A, 8.463%, 1/25/60(1)(2)	1,143	1,192,339
Series 2025-2, Class A, 8.04%, 10/25/60(1)(2)	3,048	3,159,160
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065%, 3/25/58(1)(2)	349	349,794
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	1,070	1,079,131
EFMT, Series 2025-NQM3, Class B2, 7.216%, 8/25/70(1)(2)	2,330	2,307,223
FARM Mortgage Trust, Series 2023-1, Class B, 3.039%, 3/25/52(1)(2)	2,920	2,232,878
Federal Home Loan Mortgage Corp.:
Series 1822, Class Z, 6.90%, 3/15/26	2	1,535
Series 1829, Class ZB, 6.50%, 3/15/26	0(5)	21
Series 2075, Class PH, 6.50%, 8/15/28	7	7,618
Series 2091, Class ZC, 6.00%, 11/15/28	23	23,691
Series 2102, Class Z, 6.00%, 12/15/28	6	5,991
Series 2115, Class K, 6.00%, 1/15/29	19	18,951
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 2142, Class Z, 6.50%, 4/15/29	$19	$ 18,927
Series 4107, Class SA, 0.041%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	419	252,919
Series 4107, Class SB, 0.041%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	208	125,733
Series 4107, Class SC, 0.041%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	500	301,507
Series 4107, Class SD, 0.041%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	373	225,213
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(4)	540	458,050
Series 4259, Class UE, 2.50%, 5/15/43	182	177,357
Series 4623, Class SK, 0.408%, (3.49% - 30-day SOFR Average x 0.714), 10/15/46(6)	259	129,486
Series 4938, Class KZ, 2.50%, 12/25/49	684	398,528
Series 5031, Class Z, 2.50%, 10/25/50	1	301
Series 5039, Class ZJ, 2.00%, 11/25/50	104	49,479
Series 5042, Class PZ, 2.00%, 11/25/50	2,158	1,082,645
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	1,266	540,113
Series 5093, Class Z, 3.00%, 1/25/51	0(5)	42
Series 5101, Class EZ, 2.00%, 3/25/51	570	232,004
Series 5104, Class WZ, 3.00%, 4/25/51	137	89,118
Series 5114, Class ZH, 3.00%, 5/25/51	61	33,653
Series 5123, Class JZ, 2.00%, 7/25/51	114	55,383
Series 5129, Class HZ, 1.25%, 4/25/50	171	70,068
Series 5159, Class ZT, 3.00%, 11/25/51	811	577,821
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,072,347
Series 5324, Class MZ, 6.00%, 7/25/53	3,823	3,972,897
Series 5381, Class Z, 5.50%, 2/25/54	4,403	4,379,136
Series 5391, Class EZ, 5.50%, 3/25/54	4,383	4,445,798
Series 5453, Class DZ, 5.50%, 9/25/54	4,264	4,219,089
Series 5478, Class SG, 6.308%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	1,889	1,978,279
Series 5481, Class HZ, 5.50%, 12/25/54	1,577	1,592,719
Series 5491, Class CZ, 5.50%, 1/25/55	1,570	1,591,035
Series 5500, Class ZG, 5.50%, 10/25/54	4,168	4,205,441
Series 5508, Class SC, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	3,592	4,046,204
Series 5535, Class MB, 8.233%, (30-day SOFR Average + 4.05%), 5/25/55(6)	3,643	3,756,985
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(6)	2,887	3,009,047
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(6)	2,899	3,023,331
Series 5592, Class ZC, 6.00%, 5/25/55	7,199	7,183,786
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	1,762	356,384
Series 4749, Class IL, 4.00%, 12/15/47	631	129,143

1
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4756, Class KI, 4.00%, 1/15/48	$702	$ 140,255
Series 4768, Class IO, 4.00%, 3/15/48	502	102,446
Series 4772, Class PI, 4.00%, 1/15/48	744	148,665
Series 4966, Class SY, 1.753%, (5.936% - 30-day SOFR Average), 4/25/50(6)	1,814	244,295
Series 5008, Class IE, 2.00%, 9/25/50	3,911	494,039
Series 5010, Class I, 2.00%, 9/25/50	2,941	374,383
Series 5010, Class IN, 2.00%, 9/25/50	2,059	258,088
Series 5010, Class NI, 2.00%, 9/25/50	2,441	306,958
Series 5016, Class UI, 2.00%, 9/25/50	2,380	300,693
Series 5017, Class DI, 2.00%, 9/25/50	4,166	526,213
Series 5024, Class CI, 2.00%, 10/25/50	4,457	561,603
Series 5025, Class GI, 2.00%, 10/25/50	1,003	129,200
Series 5028, Class TI, 2.00%, 10/25/50	1,236	116,829
Series 5038, Class DI, 2.00%, 11/25/50	6,323	794,099
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	3,836	121,343
Series 5070, Class CI, 2.00%, 2/25/51	7,222	970,697
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	925	775,524
Series 3435, Class PO, 0.00%, 4/15/38	888	736,986
Series 4239, Class OU, 0.00%, 7/15/43	319	197,582
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.797%, (30-day SOFR Average + 7.614%), 9/25/49(1)(4)	1,000	1,130,594
Series 2022-DNA4, Class B2, 14.433%, (30-day SOFR Average + 10.25%), 5/25/42(1)(4)	2,000	2,248,956
Federal National Mortgage Association:
Series 2000-49, Class A, 8.00%, 3/18/27	0(5)	26
Series 2001-81, Class HE, 6.50%, 1/25/32	107	111,358
Series 2012-133, Class WS, 0.101%, (3.696% - 30-day SOFR Average x 0.833), 12/25/42(6)	305	195,429
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,205	875,213
Series 2013-6, Class TY, 1.50%, 2/25/43	795	544,244
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(6)	323	195,175
Series 2020-63, Class ZN, 3.00%, 9/25/50	100	60,595
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	2,071,622
Series 2023-13, Class LY, 6.00%, 4/25/53(9)	2,000	2,073,334
Series 2023-14, Class EL, 6.00%, 4/25/53(9)	7,000	7,326,728
Series 2024-105, Class KT, 0.125%, 1/25/55	3,501	2,989,910
Series 2025-7, Class EZ, 5.50%, 2/25/55	1,563	1,576,583
Series 2025-12, Class FM, 8.183%, (30-day SOFR Average + 4.00%), 3/25/55(4)	957	993,963
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(6)	3,978	4,125,953
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(6)	$2,957	$ 2,968,231
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average, Cap 0.05%), 10/25/42(6)	9,372	27,051
Series 2018-21, Class IO, 3.00%, 4/25/48	1,979	328,125
Series 2019-1, Class SA, 1.103%, (5.286% - 30-day SOFR Average), 2/25/49(6)	990	58,330
Series 2020-23, Class SP, 1.753%, (5.936% - 30-day SOFR Average), 2/25/50(6)	1,775	239,674
Series 2020-45, Class HI, 2.50%, 7/25/50	2,710	404,426
Series 2020-45, Class IJ, 2.50%, 7/25/50	4,234	619,584
Series 2020-73, Class NI, 2.00%, 10/25/50	634	81,232
Series 2021-3, Class KI, 2.50%, 2/25/51	5,843	874,282
Series 2021-3, Class LI, 2.50%, 2/25/51	5,688	836,825
Series 2021-4, Class AI, 2.00%, 12/25/49	8,274	992,922
Series 2021-10, Class EI, 2.00%, 3/25/51	3,388	467,895
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	603	501,224
Series 2014-9, Class DO, 0.00%, 2/25/43	468	379,490
Series 2014-17, Class PO, 0.00%, 4/25/44	905	662,509
Series 2023-55, Class OE, 0.00%, 11/25/53	4,020	3,440,673
Government National Mortgage Association:
Series 2016-168, Class JS, 0.00%, (4.336% - 1 mo. SOFR x 1.116, Floor 0.00%), 11/20/46(6)	32	17,825
Series 2017-137, Class AF, 4.646%, (1 mo. SOFR + 0.614%), 9/20/47(4)	736	718,599
Series 2020-84, Class BZ, 2.50%, 6/20/50	717	407,402
Series 2021-1, Class ZD, 3.00%, 1/20/51	143	88,053
Series 2021-24, Class EZ, 2.50%, 1/20/51	411	240,056
Series 2021-24, Class KZ, 2.50%, 2/20/51	414	276,987
Series 2021-25, Class JZ, 2.50%, 2/20/51	234	125,183
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,227
Series 2021-77, Class ZG, 3.00%, 7/20/50	50	30,340
Series 2021-114, Class JZ, 3.00%, 6/20/51	195	124,310
Series 2021-121, Class ZE, 2.50%, 7/20/51	38	19,788
Series 2021-131, Class ZN, 3.00%, 7/20/51	320	224,904
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,188	1,452,024
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,793	1,171,440
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,777	1,352,420
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,208	674,418
Series 2021-177, Class JZ, 3.00%, 10/20/51	527	372,798
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,122	846,692
Series 2022-173, Class S, 7.393%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	1,170	1,290,752
Series 2022-189, Class US, 7.393%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	1,397	1,542,868

2
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-195, Class AS, 7.645%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	$779	$ 885,919
Series 2022-197, Class SW, 6.279%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	1,090	1,140,058
Series 2023-53, Class AL, 5.50%, 4/20/53(9)	4,000	4,082,104
Series 2023-53, Class SE, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	1,762	1,913,209
Series 2023-63, Class LB, 6.00%, 5/20/53(9)	3,000	3,118,433
Series 2023-63, Class S, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,201	1,304,373
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,272,012
Series 2023-65, Class G, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,585	1,741,386
Series 2023-65, Class SB, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,324	1,419,480
Series 2023-66, Class S, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	604	654,614
Series 2023-82, Class AL, 6.00%, 6/20/53(9)	6,000	6,237,256
Series 2023-84, Class MW, 6.00%, 6/20/53(9)	3,500	3,655,378
Series 2023-84, Class SN, 7.033%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	1,209	1,305,879
Series 2023-96, Class BL, 6.00%, 7/20/53(9)	2,500	2,597,953
Series 2023-96, Class DB, 6.00%, 7/20/53(9)	2,500	2,598,234
Series 2023-97, Class CB, 6.00%, 7/20/53(9)	3,000	3,095,196
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,559,419
Series 2023-98, Class JB, 6.00%, 7/20/53(9)	3,000	3,118,374
Series 2023-99, Class AL, 6.00%, 7/20/53(9)	4,000	4,158,821
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	2,078,074
Series 2023-150, Class AS, 11.42%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	1,060	1,252,022
Series 2023-164, Class EL, 6.00%, 11/20/53(9)	5,000	5,187,044
Series 2023-164, Class LD, 6.50%, 11/20/53(9)	4,778	5,001,008
Series 2023-165, Class DY, 6.00%, 11/20/53(9)	10,000	10,307,326
Series 2023-165, Class EY, 6.50%, 11/20/53(9)	19,000	19,901,295
Series 2023-173, Class AX, 6.00%, 11/20/53(9)	5,000	5,187,078
Series 2023-182, Class EL, 6.00%, 12/20/53	2,500	2,590,801
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,122	2,179,250
Series 2024-196, Class Z, 5.50%, 12/20/54	1,047	1,044,888
Series 2025-62, Class FM, 8.384%, (30-day SOFR Average + 4.20%), 4/20/55(4)	1,947	2,016,082
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(6)	1,961	2,018,468
Series 2025-82, Class FL, 8.684%, (30-day SOFR Average + 4.50%), 5/20/55(4)	1,969	2,042,106
Series 2025-83, Class MU, 8.484%, (30-day SOFR Average + 4.30%), 4/20/55(4)	982	1,008,455
Series 2025-90, Class MB, 8.484%, (30-day SOFR Average + 4.30%), 5/20/55(4)	3,929	4,039,136
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	3,951	4,157,252
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	$3,951	$ 4,145,683
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	3,961	4,155,482
Series 2025-139, Class MT, 7.484%, (30-day SOFR Average + 3.30%), 4/20/55(4)	1,964	2,004,826
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(6)	2,000	2,082,447
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00, Cap 0.05%), 7/20/42(6)	5,135	10,355
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00, Cap 0.10%), 9/20/35(6)	7,019	20,050
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00, Cap 0.15%), 5/20/40(6)	3,109	14,716
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00, Cap 0.25%), 11/20/37(6)	2,451	12,147
Series 2018-127, Class SG, 2.105%, (6.136% - 1 mo. SOFR), 9/20/48(6)	2,298	266,455
Series 2019-27, Class SA, 1.905%, (5.936% - 1 mo. SOFR), 2/20/49(6)	1,564	174,033
Series 2019-38, Class SQ, 1.905%, (5.936% - 1 mo. SOFR), 3/20/49(6)	2,063	241,237
Series 2019-43, Class BS, 1.905%, (5.936% - 1 mo. SOFR), 4/20/49(6)	2,849	317,156
Series 2020-32, Class KI, 3.50%, 3/20/50	3,065	503,031
Series 2020-65, Class MI, 2.50%, 12/20/49	2,244	287,872
Series 2020-97, Class MI, 2.50%, 3/20/50	1,520	208,507
Series 2020-146, Class IQ, 2.00%, 10/20/50	8,948	1,102,485
Series 2020-146, Class QI, 2.00%, 10/20/50	4,778	584,861
Series 2020-149, Class NI, 2.50%, 10/20/50	9,386	1,488,880
Series 2020-165, Class UI, 2.00%, 11/20/50	3,931	496,348
Series 2020-167, Class KI, 2.00%, 11/20/50	6,163	761,016
Series 2020-167, Class YI, 2.00%, 11/20/50	4,989	646,748
Series 2020-173, Class DI, 2.00%, 11/20/50	7,416	960,895
Series 2020-181, Class TI, 2.00%, 12/20/50	12,678	1,650,417
Series 2021-23, Class TI, 2.50%, 2/20/51	5,999	931,628
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(6)	3,769	24,463
Series 2021-114, Class MI, 3.00%, 6/20/51	4,046	673,129
Series 2021-122, Class NI, 3.00%, 7/20/51	2,783	468,161
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	3,419	88,413
Series 2021-131, Class QI, 3.00%, 7/20/51	5,123	645,644
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(6)	2,892	7,205
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	14,825	42,004
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	7,463	21,085

3
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-193, Class IU, 3.00%, 11/20/49	$11,237	$ 1,582,274
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	7,050	51,403
Series 2021-196, Class GI, 3.00%, 11/20/51	5,284	846,032
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	36,679	227,077
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	10,938	152,817
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	15,251	124,569
Series 2023-13, Class SA, 1.216%, (5.40% - 30-day SOFR Average), 1/20/53(6)	3,230	147,582
Series 2023-19, Class SD, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	2,768	176,318
Series 2023-20, Class HS, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	2,904	184,538
Series 2023-22, Class ES, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	4,389	278,857
Series 2023-22, Class SA, 1.516%, (5.70% - 30-day SOFR Average), 2/20/53(6)	2,023	97,037
Series 2023-24, Class SB, 0.966%, (5.15% - 30-day SOFR Average), 2/20/53(6)	8,778	315,146
Series 2023-24, Class SG, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	4,389	278,857
Series 2023-32, Class SA, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	8,229	522,857
Series 2023-38, Class LS, 2.116%, (6.30% - 30-day SOFR Average), 3/20/53(6)	2,722	169,912
Series 2023-47, Class HS, 2.116%, (6.30% - 30-day SOFR Average), 3/20/53(6)	898	56,071
Series 2023-47, Class SC, 2.066%, (6.25% - 30-day SOFR Average), 3/20/53(6)	1,366	83,917
Series 2023-89, Class SE, 1.866%, (6.05% - 30-day SOFR Average), 6/20/53(6)	22,629	1,181,097
Series 2024-64, Class EI, 6.50%, 4/20/64	3,060	386,828
JPM Lending Facility, 10.984%, (SOFR + 7.00%), 7/15/29(4)	2,888	2,913,482
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.491%, (1 mo. SOFR + 6.50%), 5/25/59(1)(4)	2,000	2,049,830
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	2,000	2,010,165
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(2)	7,867	7,577,279
Total Collateralized Mortgage Obligations (identified cost $296,643,493)		$ 291,362,270

Government National Mortgage Association Participation Agreements — 3.8%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.734%, 1/1/59(10)	$14,754	$ 14,831,217
Total Government National Mortgage Association Participation Agreements (identified cost $14,754,185)		$ 14,831,217

U.S. Department of Agriculture Loans — 6.9%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(4)	$11,098	$ 11,100,383
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(4)	4,136	4,136,775
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(4)	11,456	11,458,326
Total U.S. Department of Agriculture Loans (identified cost $26,690,413)		$ 26,695,484

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7) Series 2021-SB91, Class X1, 0.56%, 8/25/41(2)	$4,335	$ 112,946
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.676%, 4/16/63(2)	8,559	440,240
Series 2021-132, Class IO, 0.72%, 4/16/63(2)	8,324	448,089
Series 2021-144, Class IO, 0.823%, 4/16/63(2)	8,116	499,834
Series 2021-186, Class IO, 0.763%, 5/16/63(2)	9,124	494,325
Series 2022-3, Class IO, 0.64%, 2/16/61(2)	9,290	450,213
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $2,916,080)		$ 2,445,647

U.S. Government Agency Mortgage-Backed Securities — 61.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.219%, (COF + 1.254%), with maturity at 2034(11)	$40	$ 38,961

4
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
4.417%, (COF + 1.254%), with maturity at 2035(11)	$77	$ 75,237
4.50%, with maturity at 2035	356	352,755
5.00%, with maturity at 2052(9)	3,812	3,761,072
5.50%, with various maturities to 2052	1,327	1,347,531
5.50%, with maturity at 2053(9)	1,534	1,562,809
6.00%, with maturity at 2052(9)	833	858,693
6.00%, with various maturities to 2053	3,216	3,304,360
6.431%, (1 yr. CMT + 2.238%), with maturity at 2036(11)	268	273,584
6.463%, (1 yr. CMT + 2.251%), with maturity at 2038(11)	241	246,182
6.50%, with various maturities to 2053	1,093	1,144,441
9.00%, with maturity at 2027	0(5)	81
Federal National Mortgage Association:
4.206%, (COF + 1.25%), with maturity at 2026(11)	17	17,344
4.21%, (COF + 1.254%), with various maturities to 2035(11)	133	129,101
4.219%, (COF + 1.254%), with maturity at 2034(11)	16	15,665
4.222%, (COF + 1.274%), with maturity at 2033(11)	118	115,947
4.242%, (COF + 1.291%), with maturity at 2035(11)	44	43,530
4.25%, (COF + 1.302%), with maturity at 2033(11)	71	69,341
4.438%, (COF + 1.261%), with maturity at 2036(11)	59	57,366
4.566%, (COF + 1.329%), with maturity at 2036(11)	102	99,819
4.656%, (COF + 1.259%), with maturity at 2036(11)	12	12,290
4.818%, (COF + 1.853%), with maturity at 2034(11)	72	70,738
4.956%, (COF + 1.74%), with maturity at 2035(11)	268	264,306
5.00%, with maturity at 2027	12	11,618
5.136%, (COF + 1.80%), with maturity at 2036(11)	942	928,306
5.271%, (1 Yr. MTA + 1.164%), with maturity at 2044(11)	120	119,238
5.50%, with various maturities to 2052	3,774	3,850,980
6.00%, with various maturities to 2053(9)	4,542	4,680,943
6.00%, with various maturities to 2053	2,150	2,207,870
6.208%, (1 yr. CMT + 2.083%), with maturity at 2040(11)	112	114,637
6.50%, with various maturities to 2053	4,583	4,769,603
8.346%, with maturity at 2030	0(5)	65
8.50%, with maturity at 2037	22	23,177
Government National Mortgage Association:
3.50%, with maturity at 2050	433	398,715
4.00%, with various maturities to 2049	1,104	1,051,120
4.50%, with various maturities to 2049	314	309,548
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
4.75%, (1 yr. CMT + 1.50%), with maturity at 2027(11)	$16	$ 16,514
5.00%, (1 yr. CMT + 1.50%), with maturity at 2026(11)	6	6,340
5.00%, with various maturities to 2052	821	826,359
5.00%, with various maturities to 2052(9)	7,477	7,520,583
5.50%, with various maturities to 2062(9)	7,715	7,863,504
5.50%, with various maturities to 2063	24,358	24,813,595
6.00%, with various maturities to 2054(9)	14,670	15,183,820
6.00%, with various maturities to 2063	31,986	33,057,118
6.50%, with various maturities to 2063(9)	13,877	14,562,347
6.50%, with various maturities to 2063	17,684	18,304,570
7.00%, with various maturities to 2062	14,654	15,246,020
7.50%, with various maturities to 2054	527	546,343
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(12)	31,480	27,896,691
5.00%, 30-Year, TBA(12)	17,800	17,715,171
5.50%, 30-Year, TBA(12)	21,000	21,221,484
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $234,968,947)		$ 237,107,432

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(13)(14)
Series 2018-4, Class A, 1.699%, 2/25/44(1)	$9,932	$ 395,666
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $3,818,089)		$ 395,666

Short-Term Investments — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/12/25(15)	$1,240	$ 1,238,812
0.00%, 4/2/26(15)	3,060	3,012,695
Total Short-Term Investments (identified cost $4,251,064)		$ 4,251,507

5
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Total Purchased Swaptions — 0.0%† (identified cost $71,620)		$ 77,448
Total Investments — 151.8% (identified cost $596,046,058)		$ 590,092,216

TBA Sale Commitments — (7.3)%
U.S. Government Agency Mortgage-Backed Securities — (7.3)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 3.00%, 30-Year, TBA(12)	$(31,480)	$ (28,304,606)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $28,542,879)		$ (28,304,606)
Total TBA Sale Commitments (proceeds $28,542,879)		$ (28,304,606)
Other Assets, Less Liabilities — (44.5)%		$(172,983,820)
Net Assets — 100.0%		$ 388,803,790
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $44,224,050 or 11.4% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(5)	Principal amount is less than $500.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2025.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(11)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2025.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(14)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2025, of all interest only securities comprising the trust.
(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/6/28 to pay 3.64% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	28,000,000	5/4/26	$77,448
Total					$77,448
†	Amount is less than 0.05% or (0.05)%, as applicable.
6
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,405	Long	12/31/25	$153,441,368	$185,520
U.S. Ultra-Long Treasury Bond	41	Long	12/19/25	4,972,531	23,226
					$208,746
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	14,230	Receives	SOFR (pays annually)	3.76% (pays annually)	4/12/55	$528,913	$ —	$528,913
Total						$528,913	$ —	$528,913
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$3,000	5.50% (pays monthly)(1)	5.46%	10/10/29	$13,953	$ —	$13,953
U.S. Single Family Rental	Goldman Sachs International	1,683	7.85% (pays monthly)(1)	7.68	3/15/28	27,975	1,986	29,961
Total		$4,683				$41,928	$1,986	$43,914
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,683,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
7
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Portfolio of Investments — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
8
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investments, at value (identified cost $596,046,058)	$590,092,216
Deposits for reverse repurchase agreements	290,000
Deposits for derivatives collateral:
Futures contracts	1,967,400
Centrally cleared swap contracts	1,349,900
OTC swaptions	71,000
Interest receivable	2,726,509
Dividends receivable from affiliated investments	12,542
Receivable for investments sold	30,473,777
Receivable for TBA sale commitments	28,542,879
Receivable for Fund shares sold	616,439
Receivable for variation margin on open centrally cleared swap contracts	71,910
Receivable for open OTC swap contracts	43,914
Trustees' deferred compensation plan	171,661
Total assets	$656,430,147
Liabilities
Cash collateral due to brokers	$361,000
Payable for reverse repurchase agreements, including accrued interest of $17,119	135,256,035
Payable for forward commitment securities	97,545,886
Payable for investments purchased	3,281,376
TBA sale commitments, at value (proceeds receivable $28,542,879)	28,304,606
Payable for Fund shares redeemed	1,213,071
Payable for variation margin on open futures contracts	20,483
Upfront receipts on open OTC swap contracts	1,986
Distributions payable	48,483
Due to custodian	882,630
Payable to affiliates:
Investment adviser fee	215,288
Distribution and service fees	39,303
Sub-transfer agency fee	10,461
Trustees' fees	2,039
Trustees' deferred compensation plan	171,661
Other	51,005
Accrued expenses	221,044
Total liabilities	$267,626,357
Net Assets	$388,803,790
Sources of Net Assets
Paid-in capital	$501,264,125
Accumulated loss	(112,460,335)
Net Assets	$388,803,790
Class A Shares
Net Assets	$103,613,294
Shares Outstanding	19,164,447
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.41
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$5.59
Class C Shares
Net Assets	$7,060,591
Shares Outstanding	1,307,933
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$5.40
9
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class I Shares
Net Assets	$251,148,824
Shares Outstanding	46,486,544
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.40
Class R Shares
Net Assets	$26,981,081
Shares Outstanding	5,009,129
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.39
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$164,558
Interest income	28,490,226
Total investment income	$28,654,784
Expenses
Investment adviser fee	$2,371,213
Distribution and service fees:
Class A	259,499
Class C	63,212
Class R	139,670
Trustees’ fees and expenses	23,311
Custodian fee	205,414
Transfer and dividend disbursing agent fees	286,004
Legal and accounting services	162,604
Printing and postage	63,073
Registration fees	73,726
Interest expense and fees	6,255,514
Miscellaneous	45,361
Total expenses	$9,948,601
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$317,934
Total expense reductions	$317,934
Net expenses	$9,630,667
Net investment income	$19,024,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(11,162,075)
Written swaptions	(148,465)
Futures contracts	(1,851,221)
Swap contracts	6,274,322
Net realized loss	$(6,887,439)
Change in unrealized appreciation (depreciation):
Investments	$19,471,721
TBA sale commitments	(101,082)
Futures contracts	4,440,179
Swap contracts	(4,652,770)
Net change in unrealized appreciation (depreciation)	$19,158,048
Net realized and unrealized gain	$12,270,609
Net increase in net assets from operations	$31,294,726
11
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$19,024,117	$17,497,089
Net realized loss	(6,887,439)	(2,608,421)
Net change in unrealized appreciation (depreciation)	19,158,048	18,312,482
Net increase in net assets from operations	$31,294,726	$33,201,150
Distributions to shareholders:
Class A	$(5,592,211)	$(5,516,424)
Class C	(294,500)	(264,877)
Class I	(12,799,795)	(12,812,887)
Class R	(1,438,634)	(1,547,250)
Total distributions to shareholders	$(20,125,140)	$(20,141,438)
Tax return of capital to shareholders:
Class A	$(122,273)	$(568,326)
Class C	(6,482)	(27,510)
Class I	(282,328)	(1,285,460)
Class R	(31,554)	(158,095)
Total tax return of capital to shareholders	$(442,637)	$(2,039,391)
Transactions in shares of beneficial interest:
Class A	$(6,409,036)	$(3,307,601)
Class C	556,311	253,248
Class I	16,512,676	(42,371,836)
Class R	(2,721,046)	(4,446,224)
Net increase (decrease) in net assets from Fund share transactions	$7,938,905	$(49,872,413)
Net increase (decrease) in net assets	$18,665,854	$(38,852,092)
Net Assets
At beginning of year	$370,137,936	$408,990,028
At end of year	$388,803,790	$370,137,936
12
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Statement of Cash Flows

Year Ended
October 31, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$31,294,726
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,281,422,268)
Investments sold	1,265,300,355
Increase in short-term investments, net	(321,308)
Net amortization/accretion of premium (discount)	5,005,710
Decrease in interest receivable	474,477
Increase in dividends receivable from affiliated investments	(1,272)
Increase in receivable for variation margin on open centrally cleared swap contracts	(11,906)
Increase in receivable for open swap contracts	(40,630)
Increase in Trustees’ deferred compensation plan	(5,867)
Decrease in receivable from affiliates	6,815
Increase in cash collateral due to brokers	361,000
Decrease in payable for variation margin on open futures contracts	(362,111)
Increase in upfront receipts on open OTC swap contracts	195
Increase in payable to affiliates for investment adviser fee	8,768
Increase in payable to affiliates for sub-transfer agency fee	10,461
Decrease in payable to affiliates for Trustees' fees	(322)
Decrease in payable to affiliates for distribution and service fees	(1,477)
Increase in payable to affiliates for Trustees' deferred compensation plan	5,867
Increase in payable to affiliates for other	51,005
Decrease in accrued interest on reverse repurchase agreements	(641,529)
Decrease in accrued expenses	(81,992)
Net change in unrealized (appreciation) depreciation from investments, including TBA sale commitments	(19,370,639)
Net realized loss from investments	11,162,075
Net cash provided by operating activities	$11,420,133
Cash Flows From Financing Activities
Cash distributions paid	$(578,432)
Proceeds from Fund shares sold	142,457,061
Fund shares redeemed	(154,026,958)
Decrease in reverse repurchase agreements, net	(2,976,564)
Increase in due to custodian	882,630
Net cash used in financing activities	$(14,242,263)
Net decrease in cash and restricted cash	$(2,822,130)
Cash and restricted cash at beginning of year	$6,500,430
Cash and restricted cash at end of year	$3,678,300
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$19,996,717
Cash paid for interest and fees on borrowings	6,897,720
13
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Statement of Cash Flows — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

October 31, 2025
Deposits for derivatives collateral:
Futures contracts	$1,967,400
Centrally cleared swap contracts	1,349,900
OTC swaptions	71,000
Deposits for reverse repurchase agreements	290,000
Total cash and restricted cash as shown on the Statement of Cash Flows	$3,678,300
14
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$5.24	$5.12	$5.51	$6.03	$6.18
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.24	$0.23	$0.12	$0.12
Net realized and unrealized gain (loss)	0.19	0.18	(0.33)	(0.51)	(0.16)
Total income (loss) from operations	$0.46	$0.42	$(0.10)	$(0.39)	$(0.04)
Less Distributions
From net investment income	$(0.28)	$(0.27)	$(0.28)	$(0.12)	$(0.11)
Tax return of capital	(0.01)	(0.03)	(0.01)	(0.01)	—
Total distributions	$(0.29)	$(0.30)	$(0.29)	$(0.13)	$(0.11)
Net asset value — End of year	$5.41	$5.24	$5.12	$5.51	$6.03
Total Return(2)	8.85%	8.27%	(1.89)%	(6.63)%	(0.66)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$103,613	$106,831	$107,556	$136,321	$163,208
Ratios (as a percentage of average daily net assets):(3)
Total expenses	2.85%(4)	2.85%(4)	1.43%(4)	1.10%	1.07%
Net expenses	2.76%(4)(5)	2.78%(4)(5)	1.38%(4)(5)	1.05%(5)	1.05%
Net investment income	5.09%	4.44%	4.18%	2.06%	1.91%
Portfolio Turnover(6)	254%	489%	604%	796%	335%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on reverse repurchase agreements, of 1.71%, 1.73% and 0.33% of average daily net assets for the years ended October 31, 2025, 2024, and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(6)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$5.24	$5.11	$5.50	$6.02	$6.17
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.20	$0.19	$0.07	$0.07
Net realized and unrealized gain (loss)	0.18	0.19	(0.33)	(0.51)	(0.16)
Total income (loss) from operations	$0.41	$0.39	$(0.14)	$(0.44)	$(0.09)
Less Distributions
From net investment income	$(0.24)	$(0.24)	$(0.23)	$(0.07)	$(0.06)
Tax return of capital	(0.01)	(0.02)	(0.02)	(0.01)	—
Total distributions	$(0.25)	$(0.26)	$(0.25)	$(0.08)	$(0.06)
Net asset value — End of year	$5.40	$5.24	$5.11	$5.50	$6.02
Total Return(2)	8.05%	7.65%	(2.64)%	(7.34)%	(1.41)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,061	$6,310	$5,942	$6,980	$11,756
Ratios (as a percentage of average daily net assets):(3)
Total expenses	3.60%(4)	3.60%(4)	2.19%(4)	1.85%	1.82%
Net expenses	3.51%(4)(5)	3.53%(4)(5)	2.14%(4)(5)	1.80%(5)	1.80%
Net investment income	4.34%	3.70%	3.43%	1.25%	1.17%
Portfolio Turnover(6)	254%	489%	604%	796%	335%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on reverse repurchase agreements, of 1.71%, 1.73% and 0.33% of average daily net assets for the years ended October 31, 2025, 2024, and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(6)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$5.24	$5.12	$5.51	$6.03	$6.17
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.25	$0.24	$0.13	$0.14
Net realized and unrealized gain (loss)	0.19	0.18	(0.32)	(0.51)	(0.15)
Total income (loss) from operations	$0.47	$0.43	$(0.08)	$(0.38)	$(0.01)
Less Distributions
From net investment income	$(0.30)	$(0.28)	$(0.29)	$(0.13)	$(0.13)
Tax return of capital	(0.01)	(0.03)	(0.02)	(0.01)	—
Total distributions	$(0.31)	$(0.31)	$(0.31)	$(0.14)	$(0.13)
Net asset value — End of year	$5.40	$5.24	$5.12	$5.51	$6.03
Total Return(2)	9.13%	8.56%	(1.63)%	(6.40)%	(0.25)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$251,149	$228,120	$263,008	$231,855	$222,307
Ratios (as a percentage of average daily net assets):(3)
Total expenses	2.60%(4)	2.60%(4)	1.20%(4)	0.85%	0.82%
Net expenses	2.51%(4)(5)	2.53%(4)(5)	1.15%(4)(5)	0.80%(5)	0.80%
Net investment income	5.34%	4.67%	4.45%	2.28%	2.17%
Portfolio Turnover(6)	254%	489%	604%	796%	335%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on reverse repurchase agreements, of 1.71%, 1.73% and 0.33% of average daily net assets for the years ended October 31, 2025, 2024, and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(6)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Financial Highlights — continued

	Class R
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$5.22	$5.10	$5.49	$6.01	$6.15
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.22	$0.21	$0.11	$0.10
Net realized and unrealized gain (loss)	0.19	0.18	(0.32)	(0.52)	(0.15)
Total income (loss) from operations	$0.45	$0.40	$(0.11)	$(0.41)	$(0.05)
Less Distributions
From net investment income	$(0.27)	$(0.25)	$(0.26)	$(0.10)	$(0.09)
Tax return of capital	(0.01)	(0.03)	(0.02)	(0.01)	—
Total distributions	$(0.28)	$(0.28)	$(0.28)	$(0.11)	$(0.09)
Net asset value — End of year	$5.39	$5.22	$5.10	$5.49	$6.01
Total Return(2)	8.60%	7.99%	(2.17)%	(6.90)%	(0.75)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,981	$28,877	$32,485	$46,245	$52,503
Ratios (as a percentage of average daily net assets):(3)
Total expenses	3.10%(4)	3.10%(4)	1.68%(4)	1.35%	1.32%
Net expenses	3.01%(4)(5)	3.03%(4)(5)	1.63%(4)(5)	1.30%(5)	1.30%
Net investment income	4.84%	4.18%	3.91%	1.83%	1.66%
Portfolio Turnover(6)	254%	489%	604%	796%	335%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on reverse repurchase agreements, of 1.71%, 1.73% and 0.33% of average daily net assets for the years ended October 31, 2025, 2024, and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(6)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Government Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high current return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
19

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty
(or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
20

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

K  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
N  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
O  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
P  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
21

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$20,125,140	$20,141,438
Tax return of capital	$442,637	$2,039,391
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(105,987,392)
Net unrealized depreciation	(6,424,460)
Distributions payable	(48,483)
Accumulated loss	$(112,460,335)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $105,987,392 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $29,624,254 are short-term and $76,363,138 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, TBA sale commitments and reverse repurchase agreements, of the Fund at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$432,884,857
Gross unrealized appreciation	$18,833,290
Gross unrealized depreciation	(25,257,750)
Net unrealized depreciation	$(6,424,460)
22

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $2.5 billion	0.5000%
$2.5 billion and over	0.4375%
For the year ended October 31, 2025, the Fund’s investment adviser fee amounted to $2,371,213 or 0.65% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $5,661 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM) has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM was allocated $312,273 of the Fund’s operating expenses for the year ended October 31, 2025.
EVM, an affiliate of BMR, serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $37,109 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,107 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $259,499 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $47,409 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2025, the Fund paid or accrued to EVD $69,835 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $15,803 and $69,835 for Class C and Class R shares, respectively.
23

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $188 and $1,822 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and TBA transactions, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$37,443,875	$31,945,302
U.S. Government and Agency Securities	1,271,593,460	1,236,578,218
	$1,309,037,335	$1,268,523,520
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	4,663,488	$ 24,935,469	2,851,869	$ 15,221,452
Issued to shareholders electing to receive payments of distributions in Fund shares	984,784	5,245,976	1,055,878	5,594,017
Redemptions	(6,855,704)	(36,590,481)	(4,556,311)	(24,123,070)
Net decrease	(1,207,432)	$ (6,409,036)	(648,564)	$ (3,307,601)
Class C
Sales	542,201	$ 2,884,285	503,209	$ 2,673,886
Issued to shareholders electing to receive payments of distributions in Fund shares	56,438	300,484	54,851	290,052
Redemptions	(495,613)	(2,628,458)	(516,121)	(2,710,690)
Net increase	103,026	$ 556,311	41,939	$ 253,248
Class I
Sales	20,121,616	$107,277,435	16,662,631	$ 88,693,118
Issued to shareholders electing to receive payments of distributions in Fund shares	2,435,803	12,980,399	2,586,986	13,708,295
Redemptions	(19,592,540)	(103,745,158)	(27,142,779)	(144,773,249)
Net increase (decrease)	2,964,879	$ 16,512,676	(7,893,162)	$(42,371,836)
24

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R
Sales	1,380,931	$ 7,330,800	799,338	$ 4,237,098
Issued to shareholders electing to receive payments of distributions in Fund shares	276,919	1,469,858	322,926	1,704,648
Redemptions	(2,175,870)	(11,521,704)	(1,968,041)	(10,387,970)
Net decrease	(518,020)	$ (2,721,046)	(845,777)	$ (4,446,224)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At October 31, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Fund invests (except for written swaptions as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
25

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Interest Rate	Total
Unaffiliated investments, at value	$ —	$77,448	$77,448
Accumulated loss	—	737,659(1)	737,659
Receivable for open OTC swap contracts; Upfront receipts on open OTC swap contracts	41,928	—	41,928
Total Asset Derivatives	$41,928	$815,107	$857,035
Derivatives not subject to master netting or similar agreements	$ —	$737,659	$737,659
Total Asset Derivatives subject to master netting or similar agreements	$41,928	$77,448	$119,376
(1)	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund's derivative assets at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$41,928	$ —	$ —	$ —	$41,928
JPMorgan Chase Bank, N.A.	77,448	—	—	(71,000)	6,448
	$119,376	$—	$—	$(71,000)	$48,376
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
26

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Credit	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$(137,791)	$(137,791)
Written options	—	(148,465)	(148,465)
Futures contracts	—	(1,851,221)	(1,851,221)
Swap contracts	93,878	6,180,444	6,274,322
Total	$93,878	$4,042,967	$4,136,845
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$5,828	$5,828
Futures contracts	—	4,440,179	4,440,179
Swap contracts	40,630	(4,693,400)	(4,652,770)
Total	$40,630	$(247,393)	$(206,763)
(1)	Relates to purchased swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Written Swaptions	Swap Contracts
$251,663,000	$28,728,000	$13,385,000	$1,154,000	$25,786,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
27

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	10/30/25	On Demand(1)	4.25%	$4,107,808	$ 4,108,293
Bank of Montreal	10/30/25	On Demand(1)	4.28	6,886,637	6,887,456
MUFG Securities Americas, Inc.	10/30/25	On Demand(1)	4.25	54,667,489	54,675,388
TD Securities (USA) LLC	10/30/25	On Demand(1)	4.08	46,728,052	46,733,348
TD Securities (USA) LLC	10/30/25	On Demand(1)	4.13	22,848,930	22,851,550
Total				$135,238,916	$135,256,035
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities and Collateralized Mortgage Obligations.
The Fund also pledged cash of $290,000 to MUFG Securities America, Inc. as additional collateral for its reverse repurchase obligations.
For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $137,115,000 and 4.59%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at October 31, 2025.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of October 31, 2025.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
Bank of Montreal	$(10,995,749)	$ —	$10,995,749	$ —	$ —
MUFG Securities Americas, Inc.	(54,675,388)	—	54,675,388	—	—
TD Securities (USA) LLC	(69,584,898)	—	69,584,898	—	—
	$(135,256,035)	$ —	$135,256,035	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
28

Eaton Vance
Government Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

11  Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,509,560	$203,547,169	$(207,056,729)	$ —	$ —	$ —	$164,558	—
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 12,925,545	$ —	$ 12,925,545
Collateralized Mortgage Obligations	—	291,362,270	—	291,362,270
Government National Mortgage Association Participation Agreements	—	14,831,217	—	14,831,217
U.S. Department of Agriculture Loans	—	26,695,484	—	26,695,484
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,445,647	—	2,445,647
U.S. Government Agency Mortgage-Backed Securities	—	237,107,432	—	237,107,432
U.S. Government Guaranteed Small Business Administration Loans	—	395,666	—	395,666
Short-Term Investments	—	4,251,507	—	4,251,507
Purchased Interest Rate Swaptions	—	77,448	—	77,448
Total Investments	$ —	$590,092,216	$ —	$590,092,216
Futures Contracts	$208,746	$ —	$ —	$ 208,746
Swap Contracts	—	570,841	—	570,841
Total	$208,746	$590,663,057	$ —	$590,871,803
Liability Description
TBA Sale Commitments	$ —	$(28,304,606)	$ —	$(28,304,606)
Total	$ —	$(28,304,606)	$ —	$(28,304,606)
29

Eaton Vance
Government Opportunities Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Government Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Government Opportunities Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
30

Eaton Vance
Government Opportunities Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 100.00% of distributions from net investment income as a 163(j) interest dividend.
31

Eaton Vance
Government Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
32

Eaton Vance
Government Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
33

Eaton Vance
Government Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Government Opportunities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board specifically noted the Adviser’s experience in investing in collateralized mortgage obligations and mortgage-backed securities, including seasoned mortgage-backed securities, as well as the Adviser’s process for determining the extent to which the Fund will invest in seasoned mortgage-backed securities instead of other government securities. The Board also noted the Adviser’s experience in investing in instruments other than government securities, including privately issued residential and commercial mortgage-backed securities, mortgage-related loans, asset-backed securities, non-US mortgage-related instruments and other income instruments. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index and lower than its secondary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
34

Eaton Vance
Government Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution and other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
35

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EVGOX-NCSR    10.31.25

Eaton Vance
High Income Opportunities Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
High Income Opportunities Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in High Income Opportunities Portfolio, at value (identified cost $1,006,407,487)	$1,056,626,015
Receivable for Fund shares sold	1,231,994
Total assets	$1,057,858,009
Liabilities
Payable for Fund shares redeemed	$2,085,763
Distributions payable	448,752
Payable to affiliates:
Distribution and service fees	62,856
Sub-transfer agency fee	16,404
Trustees' fees	43
Payable for transfer and dividend disbursing agent fees	206,772
Accrued expenses	130,932
Total liabilities	$2,951,522
Net Assets	$1,054,906,487
Sources of Net Assets
Paid-in capital	$1,041,029,201
Distributable earnings	13,877,286
Net Assets	$1,054,906,487
Class A Shares
Net Assets	$238,232,109
Shares Outstanding	55,692,927
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.28
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$4.42
Class C Shares
Net Assets	$14,734,077
Shares Outstanding	3,439,067
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$4.28
Class I Shares
Net Assets	$758,520,552
Shares Outstanding	177,081,340
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.28
Class R6 Shares
Net Assets	$43,419,749
Shares Outstanding	10,146,855
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.28
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $1,339)	$3,485,421
Interest income allocated from Portfolio (net of foreign taxes withheld of $13)	73,181,735
Other income allocated from Portfolio	161,464
Expenses allocated from Portfolio	(5,623,359)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	63,945
Total investment income from Portfolio	$71,269,206
Expenses
Distribution and service fees:
Class A	$569,898
Class C	157,995
Trustees’ fees and expenses	500
Custodian fee	63,486
Transfer and dividend disbursing agent fees	1,091,729
Legal and accounting services	106,830
Printing and postage	43,957
Registration fees	85,738
Miscellaneous	33,819
Total expenses	$2,153,952
Net investment income	$69,115,254
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$2,225,982
Written swaptions	37,764
Foreign currency transactions	(18,779)
Forward foreign currency exchange contracts	(1,139,823)
Net realized gain	$1,105,144
Change in unrealized appreciation (depreciation):
Investments	$14,188,252
Foreign currency	5,868
Forward foreign currency exchange contracts	226,881
Net change in unrealized appreciation (depreciation)	$14,421,001
Net realized and unrealized gain	$15,526,145
Net increase in net assets from operations	$84,641,399
2
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$69,115,254	$59,672,224
Net realized gain (loss)	1,105,144	(13,419,028)
Net change in unrealized appreciation (depreciation)	14,421,001	81,711,828
Net increase in net assets from operations	$84,641,399	$127,965,024
Distributions to shareholders:
Class A	$(14,128,347)	$(14,480,652)
Class C	(859,957)	(1,046,530)
Class I	(51,268,109)	(46,201,926)
Class R6	(4,734,305)	(58,002)
Total distributions to shareholders	$(70,990,718)	$(61,787,110)
Transactions in shares of beneficial interest:
Class A	$982,412	$5,430,624
Class C	(3,382,224)	(3,210,763)
Class I	(54,832,556)	142,374,457
Class R6	41,416,221	1,140,642
Net increase (decrease) in net assets from Fund share transactions	$(15,816,147)	$145,734,960
Net increase (decrease) in net assets	$(2,165,466)	$211,912,874
Net Assets
At beginning of year	$1,057,071,953	$845,159,079
At end of year	$1,054,906,487	$1,057,071,953
3
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$4.22	$3.92	$3.92	$4.52	$4.21
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.25	$0.22	$0.19	$0.20
Net realized and unrealized gain (loss)	0.06	0.31	0.01(2)	(0.57)	0.34
Total income (loss) from operations	$0.32	$0.56	$0.23	$(0.38)	$0.54
Less Distributions
From net investment income	$(0.26)	$(0.26)	$(0.23)	$(0.21)	$(0.18)
Tax return of capital	—	—	—	(0.01)	(0.05)
Total distributions	$(0.26)	$(0.26)	$(0.23)	$(0.22)	$(0.23)
Net asset value — End of year	$4.28	$4.22	$3.92	$3.92	$4.52
Total Return(3)	7.88%	14.53%	5.94%	(8.59)%	12.93%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$238,232	$234,392	$212,170	$188,765	$233,330
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.89%	0.91%	0.95%	0.91%	0.90%
Net expenses	0.88%(6)	0.90%(6)	0.95%(6)	0.91%(6)	0.90%
Net investment income	6.03%	6.00%	5.66%	4.39%	4.39%
Portfolio Turnover of the Portfolio	45%	43%	29%	19%	64%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
4
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$4.23	$3.93	$3.92	$4.52	$4.21
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.22	$0.20	$0.16	$0.16
Net realized and unrealized gain (loss)	0.06	0.31	0.01(2)	(0.57)	0.34
Total income (loss) from operations	$0.28	$0.53	$0.21	$(0.41)	$0.50
Less Distributions
From net investment income	$(0.23)	$(0.23)	$(0.20)	$(0.18)	$(0.15)
Tax return of capital	—	—	—	(0.01)	(0.04)
Total distributions	$(0.23)	$(0.23)	$(0.20)	$(0.19)	$(0.19)
Net asset value — End of year	$4.28	$4.23	$3.93	$3.92	$4.52
Total Return(3)	6.82%	13.66%	5.38%	(9.31)%	12.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,734	$17,943	$19,686	$23,724	$32,926
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.64%	1.66%	1.70%	1.66%	1.65%
Net expenses	1.63%(6)	1.66%(6)	1.70%(6)	1.66%(6)	1.65%
Net investment income	5.28%	5.25%	4.89%	3.62%	3.64%
Portfolio Turnover of the Portfolio	45%	43%	29%	19%	64%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$4.23	$3.93	$3.92	$4.52	$4.22
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.26	$0.24	$0.20	$0.21
Net realized and unrealized gain (loss)	0.05	0.31	0.01(2)	(0.57)	0.33
Total income (loss) from operations	$0.32	$0.57	$0.25	$(0.37)	$0.54
Less Distributions
From net investment income	$(0.27)	$(0.27)	$(0.24)	$(0.22)	$(0.19)
Tax return of capital	—	—	—	(0.01)	(0.05)
Total distributions	$(0.27)	$(0.27)	$(0.24)	$(0.23)	$(0.24)
Net asset value — End of year	$4.28	$4.23	$3.93	$3.92	$4.52
Total Return(3)	7.89%	14.79%	6.48%	(8.36)%	12.93%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$758,521	$803,506	$613,247	$471,064	$476,949
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.64%	0.66%	0.70%	0.66%	0.65%
Net expenses	0.63%(6)	0.65%(6)	0.70%(6)	0.66%(6)	0.65%
Net investment income	6.28%	6.25%	5.91%	4.65%	4.65%
Portfolio Turnover of the Portfolio	45%	43%	29%	19%	64%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended October 31,		Period Ended October 31, 2023(1)
	2025	2024
Net asset value — Beginning of period	$4.23	$3.93	$4.05
Income (Loss) From Operations
Net investment income(2)	$0.27	$0.27	$0.08
Net realized and unrealized gain (loss)	0.06	0.30	(0.11)
Total income (loss) from operations	$0.33	$0.57	$(0.03)
Less Distributions
From net investment income	$(0.28)	$(0.27)	$(0.09)
Total distributions	$(0.28)	$(0.27)	$(0.09)
Net asset value — End of period	$4.28	$4.23	$3.93
Total Return(3)	7.99%	14.90%	(0.83)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,420	$1,230	$57
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.55%	0.56%	0.60%(7)
Net expenses	0.54%(8)	0.55%(8)	0.60%(7)(8)
Net investment income	6.37%	6.34%	6.18%(7)
Portfolio Turnover of the Portfolio	45%	43%	29%(9)
(1)	For the period from the commencement of operations, June 30, 2023, to October 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for years ended October 31, 2025, 2024 and the period ended October 31, 2023).
(9)	For the year ended October 31, 2023.
7
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (61.9% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
8

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$70,990,718	$61,787,110
During the year ended October 31, 2025, distributable earnings was increased by $227,594 and paid-in capital was decreased by $227,594 due to taxable overdistributions and differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(18,150,647)
Net unrealized appreciation	32,476,685
Distributions payable	(448,752)
Distributable earnings	$13,877,286
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $18,150,647 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $18,150,647 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
Pursuant to an investment advisory agreement with Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays an investment adviser fee on its daily net assets that are not invested in other investment companies, and on its daily gross income that is not derived from other investment companies, for which EVM or its affiliates serve as investment adviser and receive an advisory fee at a per annum rate as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent that the Fund’s assets are invested in the
9

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70%, 0.70% and 0.62% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after March 1, 2027. For the year ended October 31, 2025, no expenses were waived and/or reimbursed by EVM or BMR.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $55,627 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $10,924 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $825. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $569,898 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $118,496 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $39,499 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $134 and $121 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $159,909,439 and $248,797,757, respectively.
10

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	17,166,529	$ 72,629,142	18,600,212	$ 76,904,899
Issued to shareholders electing to receive payments of distributions in Fund shares	2,878,929	12,206,278	2,988,901	12,479,195
Redemptions	(19,850,935)	(83,853,008)	(20,194,340)	(83,953,470)
Net increase	194,523	$ 982,412	1,394,773	$ 5,430,624
Class C
Sales	579,653	$ 2,459,534	926,251	$ 3,846,645
Issued to shareholders electing to receive payments of distributions in Fund shares	195,166	828,656	238,744	997,735
Redemptions	(1,577,944)	(6,670,414)	(1,935,888)	(8,055,143)
Net decrease	(803,125)	$ (3,382,224)	(770,893)	$ (3,210,763)
Class I
Sales	46,245,165	$195,965,160	79,563,864	$332,214,146
Issued to shareholders electing to receive payments of distributions in Fund shares	11,322,931	48,077,680	10,386,196	43,454,962
Redemptions	(70,472,769)	(298,875,396)	(56,164,754)	(233,294,651)
Net increase (decrease)	(12,904,673)	$(54,832,556)	33,785,306	$142,374,457
Class R6
Sales	18,942,210	$ 80,242,617	322,406	$ 1,331,000
Issued to shareholders electing to receive payments of distributions in Fund shares	1,110,838	4,711,476	13,824	58,002
Redemptions	(10,197,072)	(43,537,872)	(59,816)	(248,360)
Net increase	9,855,976	$ 41,416,221	276,414	$ 1,140,642
11

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance High Income Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance High Income Opportunities Fund (the “Fund"), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
12

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $687,517, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 98.01% of distributions from net investment income as a 163(j) interest dividend.
13

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 2.3%
Security	Principal Amount (000's omitted)	Value
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.755%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	$2,000	$ 2,008,356
Series 2021-1A, Class ER, 9.155%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,459,650
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C2R, 7.634%, (3 mo. SOFR + 3.75%), 4/20/38(1)(2)	1,500	1,484,366
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.534%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	1,000	1,007,426
Series 2025-1A, Class E, 8.484%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	986,382
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 7.882%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	2,007,712
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.484%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,007,011
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.705%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,500	1,502,351
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.294%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,975,060
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.505%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,013,616
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.132%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	1,500	1,519,728
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 6.984%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,003,739
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.858%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,005,882
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 7.184%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,006,190
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.284%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	1,985,140
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.034%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,510,047
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.805%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	2,008,282
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.505%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	1,001,964
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.805%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,252,549
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.66%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	2,012,790
Security	Principal Amount (000's omitted)	Value
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 7.284%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	$1,000	$ 1,005,191
OCP CLO Ltd., Series 2024-32A, Class D1, 7.61%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,511,623
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 7.784%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,509,577
RR 38 Ltd., Series 2025-38A, Class C2, 7.555%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	2,000	2,030,838
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 11.126%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,968,318
Series 2021-3A, Class E, 11.266%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,978,612
Total Asset-Backed Securities (identified cost $39,709,012)		$ 39,762,400

Common Stocks — 1.4%
Security	Shares	Value
Energy — 0.3%
Ascent CNR Corp., Class A(3)(4)	62,734	$ 2,111,626
Energy Transfer LP	200,000	3,366,000
		$ 5,477,626
Environmental — 0.4%
GFL Environmental, Inc.	140,500	$ 6,138,445
		$ 6,138,445
Healthcare — 0.2%
Ardent Health, Inc.(5)	190,000	$ 2,766,400
Mallinckrodt PLC(5)	500	51,500
		$ 2,817,900
Homebuilders & Real Estate — 0.2%
James Hardie Industries PLC(5)	150,000	$ 3,139,500
		$ 3,139,500
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(4)(5)	76,513	$ 1,262,465
		$ 1,262,465

14

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Utility — 0.2%
Vistra Corp.	23,528	$ 4,430,322
		$ 4,430,322
Total Common Stocks (identified cost $20,115,791)		$ 23,266,258

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,188,357
Total Convertible Bonds (identified cost $2,176,703)		$ 2,188,357

Corporate Bonds — 83.0%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.0%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	5,593	$ 5,825,725
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	1,600	1,647,261
6.25%, 3/15/33(1)	1,215	1,258,867
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	2,012,935
7.25%, 7/1/31(1)	2,100	2,231,607
7.875%, 4/15/27(1)	78	78,310
8.75%, 11/15/30(1)	2,730	2,947,723
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,560,147
4.125%, 4/15/29(1)	1,341	1,312,844
CACI International, Inc., 6.375%, 6/15/33(1)	3,145	3,273,851
Moog, Inc., 4.25%, 12/15/27(1)	2,966	2,942,255
Science Applications International Corp.:
4.875%, 4/1/28(1)	4,831	4,797,082
5.875%, 11/1/33(1)	3,180	3,173,767
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,749,187
6.25%, 1/31/34(1)	1,085	1,122,138
6.375%, 3/1/29(1)	1,580	1,624,927
6.625%, 3/1/32(1)	5,115	5,295,708
6.75%, 8/15/28(1)	3,719	3,797,013
Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
TransDigm, Inc.: (continued)
6.75%, 1/31/34(1)	4,345	$ 4,505,865
		$ 51,157,212
Air Transportation — 0.6%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)	2,069	$ 2,189,481
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	7,353	7,108,010
9.50%, 6/1/28(1)	1,370	1,425,710
		$ 10,723,201
Automotive & Auto Parts — 2.1%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	7,700	$ 7,806,899
Champions Financing, Inc., 8.75%, 2/15/29(1)	2,086	2,024,238
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	2,460	2,551,930
6.75%, 9/15/32(1)	4,540	4,648,742
Ford Motor Co., 4.75%, 1/15/43	2,651	2,134,831
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	3,471	3,306,814
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	6,106	3,657,464
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	8,544	8,938,084
		$ 35,069,002
Broadcasting — 0.9%
Playtika Holding Corp., 4.25%, 3/15/29(1)	3,820	$ 3,453,643
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)	486	356,603
8.125%, 2/15/33(1)	4,043	4,124,972
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(1)	1,350	1,274,062
Univision Communications, Inc., 9.375%, 8/1/32(1)	3,136	3,313,600
Warnermedia Holdings, Inc., 5.05%, 3/15/42	3,631	2,918,634
		$ 15,441,514
Building Materials — 4.0%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	2,909	$ 3,045,248
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	5,100	4,829,035
5.00%, 3/1/30(1)	2,850	2,823,744
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(1)	4,153	4,335,992
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(1)	1,174	1,150,757

15

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)		2,031	$ 2,072,768
6.125%, 7/31/32(1)		2,605	2,673,590
Masterbrand, Inc., 7.00%, 7/15/32(1)		5,425	5,636,515
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,884	1,832,753
Park River Holdings, Inc.:
8.00%, 3/15/31(1)		3,241	3,339,151
8.75%, 12/31/30(1)		862	861,741
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		6,010	6,238,212
6.75%, 3/1/33(1)		6,601	6,874,598
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		8,358	8,336,811
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,885	1,939,687
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	1,900	2,180,727
3.375%, 1/15/31(1)		2,778	2,531,864
4.375%, 7/15/30(1)		3,112	3,003,769
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)(7)		4,430	4,484,079
			$ 68,191,041
Cable & Satellite TV — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		1,446	$ 1,310,204
4.25%, 1/15/34(1)		9,932	8,351,010
4.50%, 8/15/30(1)		7,605	7,134,587
4.50%, 5/1/32		1,055	939,140
4.75%, 3/1/30(1)		5,575	5,304,697
5.00%, 2/1/28(1)		2,010	1,991,083
5.375%, 6/1/29(1)		923	911,618
6.375%, 9/1/29(1)		3,940	3,973,549
CSC Holdings LLC:
3.375%, 2/15/31(1)		3,173	1,923,714
4.125%, 12/1/30(1)		2,060	1,269,590
5.50%, 4/15/27(1)		2,585	2,401,076
11.75%, 1/31/29(1)		2,436	1,925,866
DISH Network Corp., 11.75%, 11/15/27(1)		2,604	2,743,074
Versant Media Group, Inc., 7.25%, 1/30/31(1)		2,695	2,748,771
			$ 42,927,979
Capital Goods — 2.4%
Arcosa, Inc., 6.875%, 8/15/32(1)		2,925	$ 3,074,105
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(8)		3,755	3,900,140
Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,427	$ 5,740,545
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,583	4,923,948
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		4,601	4,735,722
ESAB Corp., 6.25%, 4/15/29(1)		2,758	2,825,885
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		4,504	4,718,895
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		3,580	3,814,783
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	5,133,610
6.375%, 11/1/32(1)		2,905	2,964,907
			$ 41,832,540
Chemicals — 2.6%
Avient Corp.:
6.25%, 11/1/31(1)		3,955	$ 4,041,285
7.125%, 8/1/30(1)		4,654	4,793,774
Celanese U.S. Holdings LLC, 7.20%, 11/15/33		9,428	9,675,287
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		950	955,534
8.00%, 7/1/30(1)		4,344	4,524,159
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		552	492,189
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)		12,205	12,158,979
Valvoline, Inc., 3.625%, 6/15/31(1)		7,611	6,949,453
			$ 43,590,660
Consumer Products — 0.4%
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		6,589	$ 6,097,226
4.00%, 4/15/29(1)		855	824,389
			$ 6,921,615
Containers — 2.0%
Ardagh Group SA, 9.50%, 12/1/30(7)		3,950	$ 4,216,625
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	6,400	6,896,423
4.00%, 9/1/29(1)		3,149	2,938,395
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		4,061	3,860,663
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		5,222	5,244,000
8.75%, 4/15/30(1)		6,049	6,066,572

16

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Containers (continued)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		5,405	$ 5,072,967
			$ 34,295,645
Diversified Financial Services — 4.8%
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	2,520	$ 2,979,408
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)		6,533	6,407,537
Azorra Finance Ltd., 7.25%, 1/15/31(1)		3,495	3,664,378
Block, Inc.:
5.625%, 8/15/30(1)		3,700	3,758,216
6.00%, 8/15/33(1)		4,151	4,247,349
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		4,649	4,942,491
CI Financial Corp., 4.10%, 6/15/51		3,691	2,659,961
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		3,926	3,559,118
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		5,556	5,897,433
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		4,595	4,740,476
Hightower Holding LLC, 9.125%, 1/31/30(1)		4,765	5,131,195
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		6,560	6,916,451
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		3,625	3,741,555
6.375%, 8/1/33(1)		5,435	5,668,596
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		5,608	5,391,961
4.00%, 10/15/33(1)		450	414,767
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		2,925	3,023,582
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,691	3,695,529
UWM Holdings LLC, 6.25%, 3/15/31(1)		4,373	4,367,866
			$ 81,207,869
Diversified Media — 2.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		2,016	$ 1,971,450
6.125%, 12/1/28(1)		4,486	4,379,261
Cars.com, Inc., 6.375%, 11/1/28(1)		3,521	3,509,721
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)		1,772	1,829,038
7.50%, 3/15/33(1)		796	833,133
7.75%, 4/15/28(1)		2,149	2,134,492
7.875%, 4/1/30(1)		2,530	2,654,582
Getty Images, Inc., 10.50%, 11/15/30(1)		2,889	2,915,578
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31(1)		4,674	4,941,375
Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Snap, Inc., 6.875%, 3/1/33(1)	7,789	$ 7,973,405
Stagwell Global LLC, 5.625%, 8/15/29(1)	4,538	4,328,172
		$ 37,470,207
Energy — 7.5%
Aethon III BR LLC, 0.00%, 1/10/27	15,000	$ 14,847,900
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	4,371,362
Civitas Resources, Inc., 8.625%, 11/1/30(1)	4,798	4,964,409
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,771,475
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	2,026	2,056,888
8.25%, 1/15/32(1)	4,008	4,193,498
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,302,303
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)	2,912	2,985,944
6.75%, 10/1/35(1)	1,220	1,257,161
Matador Resources Co., 6.50%, 4/15/32(1)	3,560	3,596,063
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	1,656	1,696,330
8.375%, 2/15/32(1)	2,664	2,726,303
Parkland Corp.:
4.50%, 10/1/29(1)	2,516	2,436,948
4.625%, 5/1/30(1)	2,534	2,460,331
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	2,641	2,645,315
6.25%, 2/1/33(1)	2,615	2,663,275
7.00%, 1/15/32(1)	2,706	2,809,540
Plains All American Pipeline LP, Series B, 8.583%, (3 mo. SOFR + 4.372%)(2)(9)	4,645	4,657,709
SM Energy Co., 7.00%, 8/1/32(1)	2,975	2,913,299
Sunoco LP:
5.875%, 3/15/34(1)	3,550	3,551,708
7.25%, 5/1/32(1)	3,010	3,175,935
7.875% to 9/18/30(1)(9)(10)	12,915	13,125,062
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,835	2,748,404
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	3,101	3,009,382
Transocean International Ltd.:
7.875%, 10/15/32(1)	750	773,107
8.25%, 5/15/29(1)	3,579	3,602,976
8.75%, 2/15/30(1)	1,067	1,119,931
Venture Global LNG, Inc.:
8.375%, 6/1/31(1)	1,771	1,819,731

17

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global LNG, Inc.: (continued)
9.00% to 9/30/29(1)(9)(10)	1,780	$ 1,665,414
9.50%, 2/1/29(1)	4,863	5,236,906
9.875%, 2/1/32(1)	686	733,181
Vital Energy, Inc., 7.875%, 4/15/32(1)	1,243	1,177,504
VoltaGrid LLC, 7.375%, 11/1/30(1)(7)	5,250	5,342,804
WBI Operating LLC:
6.25%, 10/15/30(1)	4,248	4,246,917
6.50%, 10/15/33(1)	3,673	3,675,332
Weatherford International Ltd., 6.75%, 10/15/33(1)	2,475	2,531,012
		$ 127,891,359
Entertainment & Film — 0.3%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	4,631	$ 4,612,806
		$ 4,612,806
Environmental — 1.0%
Clean Harbors, Inc.:
5.125%, 7/15/29(1)	1,187	$ 1,186,252
6.375%, 2/1/31(1)	1,560	1,599,636
GFL Environmental, Inc., 4.75%, 6/15/29(1)	9,118	9,029,726
Reworld Holding Corp., 4.875%, 12/1/29(1)	3,299	3,108,561
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	1,905	1,992,489
		$ 16,916,664
Food & Drug Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	$ 1,787,807
5.875%, 2/15/28(1)	1,807	1,811,174
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	4,038,789
		$ 7,637,770
Food, Beverage & Tobacco — 3.7%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,768	$ 3,889,303
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	9,444	9,886,107
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)	9,483	10,068,605
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	2,225	2,216,995
7.625%, 7/1/29(1)	5,749	5,986,175
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,450	5,321,442
5.50%, 10/15/27(1)	1,594	1,595,856
6.125%, 9/15/32(1)	2,715	2,790,879
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Post Holdings, Inc., 6.25%, 2/15/32(1)		2,786	$ 2,867,186
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		4,325	4,336,310
Turning Point Brands, Inc., 7.625%, 3/15/32(1)		4,100	4,351,367
U.S. Foods, Inc., 4.75%, 2/15/29(1)		6,726	6,658,587
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		2,515	2,529,751
			$ 62,498,563
Gaming — 3.3%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		6,627	$ 6,878,998
Brightstar Lottery PLC:
5.25%, 1/15/29(1)		2,540	2,535,224
6.25%, 1/15/27(1)		2,048	2,069,559
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)		2,499	2,521,371
7.00%, 2/15/30(1)		2,900	2,985,678
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,352	4,370,165
Flutter Treasury DAC, 5.875%, 6/4/31(1)		4,229	4,284,506
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	4,856,653
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(1)		4,500	4,403,733
LHMC Finco 2 SARL, 8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(8)	EUR	2,560	3,082,891
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		4,996	5,189,637
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)		3,710	3,742,557
Voyager Parent LLC, 9.25%, 7/1/32(1)		8,945	9,384,271
			$ 56,305,243
Healthcare — 7.5%
1261229 BC Ltd., 10.00%, 4/15/32(1)		8,055	$ 8,427,741
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		2,186	2,294,625
athenahealth Group, Inc., 6.50%, 2/15/30(1)		12,208	11,962,354
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		3,525	3,199,325
Encompass Health Corp.:
4.625%, 4/1/31		2,698	2,634,461
4.75%, 2/1/30		1,109	1,098,240
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		3,913	3,761,525
Global Medical Response, Inc., 7.375%, 10/1/32(1)		4,003	4,191,501
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,710	5,563,815

18

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	1,658	$ 1,750,856
IQVIA, Inc.:
5.00%, 5/15/27(1)	1,329	1,329,467
6.25%, 6/1/32(1)	5,683	5,930,301
6.50%, 5/15/30(1)	1,862	1,935,294
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	6,397	6,208,211
10.00%, 6/1/32(1)	930	990,346
Medline Borrower LP, 5.25%, 10/1/29(1)	12,917	12,876,306
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	501	462,594
3.875%, 5/15/32(1)	2,454	2,214,851
6.25%, 1/15/33(1)	1,942	1,956,769
Option Care Health, Inc., 4.375%, 10/31/29(1)	5,025	4,853,601
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(8)	1,850	1,903,971
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30	4,615	4,518,163
4.90%, 12/15/44	1,242	1,027,429
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	2,722	2,804,101
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)	2,803	2,834,940
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)	4,627	4,994,547
Tenet Healthcare Corp.:
4.375%, 1/15/30	287	280,343
5.125%, 11/1/27	3,030	3,028,716
6.125%, 10/1/28	5,025	5,034,618
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46	10,614	7,983,805
6.00%, 12/1/32	3,200	3,342,538
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	6,185	6,305,979
		$ 127,701,333
Homebuilders & Real Estate — 2.7%
Artera Services LLC, 8.50%, 2/15/31(1)	3,795	$ 3,287,415
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,606	1,521,937
4.625%, 4/1/30(1)	2,665	2,515,718
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	3,604	3,635,222
8.875%, 9/1/31(1)	1,988	2,131,286
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	7,888	8,347,531
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	1,980	$ 2,024,406
8.375%, 10/1/33(1)	2,070	2,121,189
New Home Co., Inc.:
8.50%, 11/1/30(1)	2,217	2,296,963
9.25%, 10/1/29(1)	9,680	10,164,155
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,965	1,899,181
4.625%, 3/15/30(1)	1,792	1,732,592
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,900	1,993,649
TopBuild Corp., 4.125%, 2/15/32(1)	2,923	2,754,995
		$ 46,426,239
Insurance — 2.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)	1,076	$ 1,104,769
6.75%, 10/15/27(1)	8,655	8,693,757
7.00%, 1/15/31(1)	1,907	1,976,983
7.375%, 10/1/32(1)	770	795,449
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	12,698	13,093,809
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	4,297	4,444,396
Ryan Specialty LLC, 5.875%, 8/1/32(1)	4,061	4,132,397
		$ 34,241,560
Leisure — 1.2%
Carnival Corp., 5.75%, 8/1/32(1)	3,530	$ 3,630,721
Motion Finco SARL, 8.375%, 2/15/32(1)	3,891	3,276,901
NCL Corp. Ltd.:
6.75%, 2/1/32(1)	4,195	4,313,240
7.75%, 2/15/29(1)	4,692	5,021,438
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,653,610
Viking Cruises Ltd., 7.00%, 2/15/29(1)	798	803,012
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	551	550,802
		$ 20,249,724
Metals & Mining — 1.9%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	4,110	$ 4,573,061
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,647,669
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,114,493
First Quantum Minerals Ltd.:
7.25%, 2/15/34(1)	1,620	1,683,660

19

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.: (continued)
8.00%, 3/1/33(1)	2,155	$ 2,292,991
9.375%, 3/1/29(1)	4,651	4,927,135
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	2,194	2,223,165
Novelis Corp.:
3.875%, 8/15/31(1)	1,964	1,801,086
4.75%, 1/30/30(1)	2,569	2,484,836
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	4,005,243
		$ 32,753,339
Publishing & Printing — 0.7%
Cimpress PLC, 7.375%, 9/15/32(1)	3,245	$ 3,302,073
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	3,015,113
7.375%, 9/1/31(1)	2,050	2,105,776
8.00%, 8/1/29(1)	4,366	4,404,369
		$ 12,827,331
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	3,955	$ 4,101,117
		$ 4,101,117
Restaurant — 0.7%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,866	$ 1,834,275
4.00%, 10/15/30(1)	5,641	5,341,566
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	4,058,282
		$ 11,234,123
Services — 5.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,877	$ 3,884,134
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	1,695	1,766,615
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	2,157	2,110,574
6.875%, 6/15/30(1)	2,140	2,197,303
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	2,118,048
4.625%, 6/1/28(1)	2,887	2,827,609
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,615,908
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,555	1,594,309
Security	Principal Amount* (000's omitted)	Value
Services (continued)
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	3,533	$ 3,298,936
Herc Holdings, Inc.:
7.00%, 6/15/30(1)	3,355	3,513,822
7.25%, 6/15/33(1)	2,875	3,033,320
Imola Merger Corp., 4.75%, 5/15/29(1)	7,541	7,439,689
Korn Ferry, 4.625%, 12/15/27(1)	4,509	4,476,628
LBM Acquisition LLC:
6.25%, 1/15/29(1)	2,086	1,904,894
9.50%, 6/15/31(1)	5,822	6,098,545
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,865,729
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,606,883
7.75%, 3/15/31(1)	1,032	1,078,315
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	5,788	5,829,471
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,378,797
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,127	2,200,209
6.375%, 3/15/33(1)	2,955	3,089,890
6.625%, 3/15/32(1)	3,548	3,712,805
7.25%, 6/15/28(1)	1,848	1,874,923
White Cap Buyer LLC, 6.875%, 10/15/28(1)	5,443	5,446,455
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,764,171
		$ 93,727,982
Steel — 0.8%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)	3,880	$ 4,018,380
7.50%, 9/15/31(1)	3,290	3,446,699
7.625%, 1/15/34(1)	2,345	2,439,813
TMS International Corp., 6.25%, 4/15/29(1)	4,064	3,993,777
		$ 13,898,669
Super Retail — 4.6%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	889	$ 864,256
4.75%, 3/1/30	788	770,888
5.00%, 2/15/32(1)	2,474	2,384,374
Bath & Body Works, Inc.:
6.75%, 7/1/36	734	761,088
6.875%, 11/1/35	2,276	2,383,764
6.95%, 3/1/33	1,721	1,785,064
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(8)	18,430	19,833,739
Champ Acquisition Corp., 8.375%, 12/1/31(1)	4,036	4,308,721

20

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		4,700	$ 5,015,342
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)		1,306	1,258,338
8.75%, 1/15/32(1)		1,495	1,420,264
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		1,587	1,540,840
6.375%, 1/15/30(1)		1,275	1,302,902
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		2,173	2,138,835
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		4,015	3,912,079
8.25%, 8/1/31(1)		559	588,629
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		960	917,564
4.375%, 1/15/31(1)		3,334	3,181,339
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		7,302	7,229,699
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		3,490	3,489,825
10.00%, 9/15/33(1)		1,620	1,630,904
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		2,081	2,025,388
4.875%, 11/15/31(1)		1,734	1,651,227
Under Armour, Inc., 7.25%, 7/15/30(1)		8,228	8,142,195
			$ 78,537,264
Technology — 2.9%
Atos SE, 5.00% to 12/18/25, 12/18/30(6)(11)	EUR	4,000	$ 4,518,223
Ciena Corp., 4.00%, 1/31/30(1)		2,929	2,817,662
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		3,476	3,504,409
9.00%, 9/30/29(1)		7,796	8,070,380
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,362	2,320,186
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		3,553	3,640,482
McAfee Corp., 7.375%, 2/15/30(1)		4,512	4,136,514
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,322	3,244,682
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		4,172	4,760,578
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		3,414	3,176,192
6.625%, 7/15/32(1)		1,225	1,276,869
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,297	4,261,649
WULF Compute LLC, 7.75%, 10/15/30(1)		3,146	3,270,440
			$ 48,998,266
Security	Principal Amount* (000's omitted)	Value
Telecommunications — 3.2%
Altice Financing SA:
5.00%, 1/15/28(1)	2,145	$ 1,600,847
5.75%, 8/15/29(1)	1,253	913,136
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)	2,320	2,367,412
EchoStar Corp., 10.75%, 11/30/29	5,314	5,853,926
Iliad Holding SAS:
7.00%, 4/15/32(1)	2,795	2,863,818
8.50%, 4/15/31(1)	2,025	2,175,348
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)	737	663,991
4.50%, 4/1/30(1)	2,365	2,196,506
7.00%, 3/31/34(1)	1,487	1,528,603
Sable International Finance Ltd., 7.125%, 10/15/32(1)	2,181	2,184,448
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	5,737	5,336,677
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)	6,072	5,624,620
6.75%, 1/15/33(1)	2,760	2,770,231
7.75%, 4/15/32(1)	1,550	1,608,785
Windstream Services LLC, 7.50%, 10/15/33(1)	8,610	8,608,493
Zegona Finance PLC, 8.625%, 7/15/29(1)	5,999	6,391,809
Ziggo BV, 4.875%, 1/15/30(1)	2,956	2,792,399
		$ 55,481,049
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)	4,761	$ 4,589,183
		$ 4,589,183
Utility — 5.1%
Alpha Generation LLC, 6.75%, 10/15/32(1)	8,094	$ 8,324,857
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	2,025	1,962,029
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	4,860	4,913,455
Calpine Corp.:
4.50%, 2/15/28(1)	1,920	1,916,518
4.625%, 2/1/29(1)	2,185	2,172,961
5.00%, 2/1/31(1)	445	446,076
5.125%, 3/15/28(1)	4,564	4,566,351
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)	5,493	5,225,374
9.25%, 1/15/31(1)	1,970	1,989,518
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,295,550

21

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	$ 3,119,501
5.75%, 1/15/34(1)	4,851	4,888,403
6.00%, 2/1/33(1)	3,495	3,567,808
6.00%, 1/15/36(1)	2,925	2,977,234
6.25%, 11/1/34(1)	2,335	2,405,799
10.25% to 3/15/28(1)(9)(10)	3,771	4,149,639
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,783	3,590,213
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,525,151
TransAlta Corp., 7.75%, 11/15/29	3,909	4,072,963
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,185,082
5.00%, 7/31/27(1)	6,128	6,135,145
6.875%, 4/15/32(1)	3,705	3,894,348
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)	3,251	3,186,640
8.375%, 1/15/31(1)	2,315	2,423,682
8.625%, 3/15/33(1)	2,325	2,441,176
		$ 86,375,473
Total Corporate Bonds (identified cost $1,392,511,370)		$1,415,833,542

Preferred Stocks — 0.3%
Security	Principal Amount	Value
Insurance — 0.3%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(4)(8)	$4,286,760	$ 4,381,313
Total Preferred Stocks (identified cost $4,224,210)		$ 4,381,313

Senior Floating-Rate Loans — 8.3%(12)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30	1,670	$ 1,673,576
		$ 1,673,576
Borrower/Description	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts — 1.5%
ABC Technologies, Inc., Term Loan, 12.187%, (3 mo. USD Term SOFR + 8.25%), 8/22/31		11,900	$ 11,412,052
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	7,520	8,710,098
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		3,303	3,308,209
Crash Champions LLC, Term Loan, 2/23/29(13)		1,895	1,758,870
			$ 25,189,229
Building Materials — 0.5%
Associated Materials, Inc., Term Loan, 9.965%, (1 mo. USD Term SOFR + 6.00%), 3/8/29		5,163	$ 4,903,525
CP Atlas Buyer, Inc., Term Loan, 9.215%, (1 mo. USD Term SOFR + 5.25%), 7/8/30		2,533	2,507,037
Park River Holdings, Inc., Term Loan, 3/15/31(13)		1,890	1,899,450
			$ 9,310,012
Cable & Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.35%), 11/30/29		3,276	$ 3,182,782
Term Loan, 9.897%, (1 mo. USD Term SOFR + 5.75%), 6/30/28		1,493	1,516,837
			$ 4,699,619
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		1,485	$ 1,481,709
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		3,282	3,278,154
			$ 4,759,863
Diversified Media — 0.0%†
CMG Media Corp., Term Loan, 7.602%, (3 mo. USD Term SOFR + 3.50%), 6/18/29		820	$ 760,223
			$ 760,223
Energy — 0.3%
New Generation Gas Gathering LLC, Term Loan, 9.59%, (3 mo. USD Term SOFR + 5.75%), 9/30/29		6,092	$ 6,073,312
			$ 6,073,312

22

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco — 0.3%
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	4,662	$ 4,679,984
		$ 4,679,984
Gaming — 0.6%
Peninsula Pacific Entertainment LLC:
Term Loan, 8.735%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	3,406	$ 3,410,029
Term Loan, 13.00%, 12/24/29(3)(14)	3,038	3,037,976
Term Loan, 10/1/32(15)	798	799,226
Spectacle Gary Holdings LLC, Term Loan, 8.402%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	3,675	3,590,644
		$ 10,837,875
Healthcare — 1.0%
athenahealth Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	1,741	$ 1,735,859
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	9,137	9,097,171
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	3,293	3,278,858
LifePoint Health, Inc., Term Loan, 7.655% - 7.782%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 5/19/31	2,492	2,496,508
		$ 16,608,396
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	3,955	$ 2,789,157
		$ 2,789,157
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	2,824	$ 2,871,334
		$ 2,871,334
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.465%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	5,435	$ 5,512,190
		$ 5,512,190
Borrower/Description	Principal Amount* (000's omitted)	Value
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	7,847	$ 7,866,441
		$ 7,866,441
Services — 0.4%
LBM Acquisition LLC, Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	3,598	$ 3,483,964
Specialty Building Products Holdings LLC, Term Loan, 10/15/28(13)	4,045	3,889,632
		$ 7,373,596
Super Retail — 1.0%
Evergreen Acqco 1 LP, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	6,473	$ 6,486,755
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	1,786	1,794,449
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	2,324	2,331,121
Petco Health & Wellness Co., Inc., Term Loan, 7.513%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	3,922	3,873,075
PetSmart, Inc., Term Loan, 8.031%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	2,281	2,252,495
		$ 16,737,895
Technology — 0.6%
Fortress Intermediate 3, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	9,441	$ 9,476,047
McAfee LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	990	942,577
		$ 10,418,624
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	1,797	$ 1,790,089
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	2,270	2,262,099
		$ 4,052,188
Total Senior Floating-Rate Loans (identified cost $141,828,052)		$ 142,213,514

23

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(3)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(5)	$1,660,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(3)(4)(5)	19,811	$ 5,012,671
		$ 5,012,671
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(3)(5)	$1,153,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(3)(5)	2,774,000	0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(3)(5)	$2,404,000	$ 0
		$ 0
Services — 0.0%†
Hertz Corp., Escrow Certificates(5)	$502,000	$ 80,320
		$ 80,320
Total Miscellaneous (identified cost $792,331)		$ 5,092,991

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(16)	67,422,607	$ 67,422,607
Total Short-Term Investments (identified cost $67,422,607)		$ 67,422,607
Total Investments — 99.6% (identified cost $1,668,780,076)		$1,700,160,982
Less Unfunded Loan Commitments — (0.0)%†		$ (798,228)
Net Investments — 99.6% (identified cost $1,667,981,848)		$1,699,362,754
Other Assets, Less Liabilities — 0.4%		$ 7,262,426
Net Assets — 100.0%		$1,706,625,180
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $1,335,332,777 or 78.2% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security (see Note 5).
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $13,595,373 or 0.8% of the Portfolio's net assets.
(7)	When-issued security.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.

24

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(14)	Fixed-rate loan.
(15)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $799,226. See Note 1F for description.
(16)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of October 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	28,817,324	EUR	24,724,218	Deutsche Bank AG	1/30/26	$181,875	$ —
						$181,875	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
25

High Income Opportunities Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,600,559,241)	$1,631,940,147
Affiliated investments, at value (identified cost $67,422,607)	67,422,607
Cash	373,322
Foreign currency, at value (identified cost $40,465)	40,414
Interest receivable	22,917,105
Dividends receivable from affiliated investments	205,493
Receivable for investments sold	8,584,548
Receivable for open forward foreign currency exchange contracts	181,875
Trustees' deferred compensation plan	230,415
Total assets	$1,731,895,926
Liabilities
Payable for investments purchased	$10,208,786
Payable for when-issued securities	13,919,744
Payable to affiliates:
Investment adviser fee	665,222
Trustees' fees	8,496
Trustees' deferred compensation plan	230,415
Accrued expenses	238,083
Total liabilities	$25,270,746
Net Assets applicable to investors' interest in Portfolio	$1,706,625,180
26
See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,992)	$2,348,294
Dividend income from affiliated investments	2,771,780
Interest income	107,253,957
Other income	233,245
Total investment income	$112,607,276
Expenses
Investment adviser fee	$7,545,230
Trustees’ fees and expenses	105,749
Custodian fee	393,147
Legal and accounting services	155,458
Miscellaneous	65,803
Total expenses	$8,265,387
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$93,982
Total expense reductions	$93,982
Net expenses	$8,171,405
Net investment income	$104,435,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,693,406
Written swaptions	58,094
Foreign currency transactions	(29,791)
Forward foreign currency exchange contracts	(1,724,979)
Net realized gain	$1,996,730
Change in unrealized appreciation (depreciation):
Investments	$21,298,215
Foreign currency	1,973
Forward foreign currency exchange contracts	367,524
Net change in unrealized appreciation (depreciation)	$21,667,712
Net realized and unrealized gain	$23,664,442
Net increase in net assets from operations	$128,100,313
27
See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$104,435,871	$84,980,627
Net realized gain (loss)	1,996,730	(18,265,318)
Net change in unrealized appreciation (depreciation)	21,667,712	111,443,813
Net increase in net assets from operations	$128,100,313	$178,159,122
Capital transactions:
Contributions	$369,318,643	$424,870,583
Withdrawals	(282,583,939)	(202,065,219)
Net increase in net assets from capital transactions	$86,734,704	$222,805,364
Net increase in net assets	$214,835,017	$400,964,486
Net Assets
At beginning of year	$1,491,790,163	$1,090,825,677
At end of year	$1,706,625,180	$1,491,790,163
28
See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.50%	0.52%	0.53%	0.49%	0.49%
Net expenses	0.50%(2)	0.51%(2)	0.53%(2)	0.49%(2)	0.49%
Net investment income	6.37%	6.36%	6.07%	4.82%	4.78%
Portfolio Turnover	45%	43%	29%	19%	64%
Total Return	8.14%	14.95%	6.66%	(8.20)%	13.11%
Net assets, end of year (000’s omitted)	$1,706,625	$1,491,790	$1,090,826	$1,020,273	$1,000,095
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
29
See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance High Income Opportunities Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 61.9%, 31.6%, 5.9% and 0.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
30

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the
31

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $7,545,230 or 0.46% of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the  year ended October 31, 2025, the investment adviser fee paid was reduced by $93,982 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $884,812,185 and $704,737,180, respectively, for the year ended October 31, 2025.
32

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,677,764,706
Gross unrealized appreciation	$39,932,498
Gross unrealized depreciation	(18,334,450)
Net unrealized appreciation	$21,598,048
5  Restricted Securities
At October 31, 2025, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	62,734	$ 0	$ 2,111,626
Enviva LLC	12/6/24	76,513	459,465	1,262,465
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
Total Common Stocks			$2,258,745	$3,374,091
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$4,286,760	$4,224,210	$ 4,381,313
Total Preferred Stocks			$4,224,210	$4,381,313
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18,12/17/21, 7/21/25, 9/5/25	19,811	$ 792,331	$ 5,012,671
Total Miscellaneous			$792,331	$5,012,671
Total Restricted Securities			$7,275,286	$12,768,075
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swaptions and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
33

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Forward foreign currency exchange contracts	$181,875	$ —
Total Derivatives subject to master netting or similar agreements	$181,875	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Portfolio's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Deutsche Bank AG	$181,875	$ —	$ —	$ —	$181,875
34

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk  for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Investment transactions(1)	$(481,094)	$ —	$(481,094)
Written swaptions	58,094	—	58,094
Forward foreign currency exchange contracts	—	(1,724,979)	(1,724,979)
Total	$(423,000)	$(1,724,979)	$(2,147,979)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$367,524	$367,524
(1)	Relates to purchased swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Purchased Swaptions	Written Swaptions
$39,604,000	$9,310,000	$9,310,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
8  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $67,422,607, which represents 3.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$49,686,239	$556,277,850	$(538,541,482)	$ —	$ —	$67,422,607	$2,771,780	67,422,607
35

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 39,762,400	$ —	$ 39,762,400
Common Stocks	19,840,667	1,313,965	2,111,626	23,266,258
Convertible Bonds	—	2,188,357	—	2,188,357
Corporate Bonds	—	1,415,833,542	—	1,415,833,542
Preferred Stocks	—	4,381,313	—	4,381,313
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	138,377,310	3,037,976	141,415,286
Miscellaneous	—	80,320	5,012,671	5,092,991
Short-Term Investments	67,422,607	—	—	67,422,607
Total Investments	$87,263,274	$1,601,937,207	$10,162,273	$1,699,362,754
Forward Foreign Currency Exchange Contracts	$ —	$ 181,875	$ —	$ 181,875
Total	$87,263,274	$1,602,119,082	$10,162,273	$1,699,544,629
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
36

High Income Opportunities Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
37

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
38

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
39

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Income Opportunities Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. Regarding each Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global high yield debt and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
40

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Portfolio and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
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ETHIX-NCSR    10.31.25

Eaton Vance
Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund)
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Diversified Currency Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in International Income Portfolio, at value (identified cost $39,537,982)	$39,828,249
Receivable for Fund shares sold	66,606
Receivable from affiliates	15,981
Total assets	$39,910,836
Liabilities
Payable for Fund shares redeemed	$23,052
Payable to affiliates:
Distribution and service fees	2,507
Sub-transfer agency fee	946
Trustees' fees	42
Payable for custodian fee	5,734
Payable for transfer and dividend disbursing agent fees	9,430
Payable for legal and accounting services	33,913
Accrued expenses	11,633
Total liabilities	$87,257
Net Assets	$39,823,579
Sources of Net Assets
Paid-in capital	$75,262,384
Accumulated loss	(35,438,805)
Net Assets	$39,823,579
Class A Shares
Net Assets	$9,318,466
Shares Outstanding	1,356,207
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.87
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$7.10
Class C Shares
Net Assets	$625,336
Shares Outstanding	91,005
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$6.87
Class I Shares
Net Assets	$29,879,777
Shares Outstanding	4,365,750
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.84
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio	$71,094
Interest income allocated from Portfolio (net of foreign taxes withheld of $39,764)	2,436,397
Expenses, excluding interest expense, allocated from Portfolio	(612,637)
Interest expense allocated from Portfolio	(50,277)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	378,248
Total investment income from Portfolio	$2,222,825
Expenses
Distribution and service fees:
Class A	$22,953
Class C	4,926
Trustees’ fees and expenses	500
Custodian fee	21,791
Transfer and dividend disbursing agent fees	37,677
Legal and accounting services	42,922
Printing and postage	5,670
Registration fees	50,757
Miscellaneous	13,679
Total expenses	$200,875
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$172,765
Total expense reductions	$172,765
Net expenses	$28,110
Net investment income	$2,194,715
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$111,010
Written options	22,004
Futures contracts	45,590
Swap contracts	209,401
Foreign currency transactions	(95,187)
Forward foreign currency exchange contracts	162,324
Non-deliverable bond forward contracts	(15,187)
Net realized gain	$439,955
Change in unrealized appreciation (depreciation):
Investments	$417,935
Written options	1,196
Futures contracts	115,798
Swap contracts	(79,972)
Foreign currency	15,342
Forward foreign currency exchange contracts	286,986
Net change in unrealized appreciation (depreciation)	$757,285
Net realized and unrealized gain	$1,197,240
Net increase in net assets from operations	$3,391,955
2
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,194,715	$1,884,297
Net realized gain (loss)	439,955	(1,604,717)
Net change in unrealized appreciation (depreciation)	757,285	3,062,419
Net increase in net assets from operations	$3,391,955	$3,341,999
Distributions to shareholders:
Class A	$(480,986)	$(481,167)
Class C	(22,512)	(30,894)
Class I	(1,359,935)	(1,109,465)
Total distributions to shareholders	$(1,863,433)	$(1,621,526)
Transactions in shares of beneficial interest:
Class A	$(420,500)	$(2,049,191)
Class C	44,706	(456,978)
Class I	7,456,106	(4,025,963)
Net increase (decrease) in net assets from Fund share transactions	$7,080,312	$(6,532,132)
Net increase (decrease) in net assets	$8,608,834	$(4,811,659)
Net Assets
At beginning of year	$31,214,745	$36,026,404
At end of year	$39,823,579	$31,214,745
3
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$6.55	$6.29	$6.19	$7.96	$8.44
Income (Loss) From Operations
Net investment income(1)	$0.42	$0.36	$0.29	$0.21	$0.13
Net realized and unrealized gain (loss)	0.25	0.21	0.12(2)	(1.68)	(0.15)
Total income (loss) from operations	$0.67	$0.57	$0.41	$(1.47)	$(0.02)
Less Distributions
From net investment income	$(0.35)	$(0.31)	$—	$—	$(0.15)
Tax return of capital	—	—	(0.31)	(0.30)	(0.31)
Total distributions	$(0.35)	$(0.31)	$(0.31)	$(0.30)	$(0.46)
Net asset value — End of year	$6.87	$6.55	$6.29	$6.19	$7.96
Total Return(3)	10.52%	9.05%	6.55%	(18.94)%	(0.38)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,318	$9,307	$10,889	$11,466	$20,539
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.72%	2.57%	2.03%	1.88%	1.50%
Net expenses(6)	1.10%(7)	1.26%(7)	1.00%(7)	1.02%(7)	1.01%
Net investment income	6.35%	5.37%	4.37%	2.89%	1.57%
Portfolio Turnover of the Portfolio(8)	209%	227%	230%	159%	102%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
4
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$6.55	$6.29	$6.19	$7.96	$8.44
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.31	$0.24	$0.16	$0.07
Net realized and unrealized gain (loss)	0.24	0.21	0.12(2)	(1.68)	(0.15)
Total income (loss) from operations	$0.62	$0.52	$0.36	$(1.52)	$(0.08)
Less Distributions
From net investment income	$(0.30)	$(0.26)	$—	$—	$(0.13)
Tax return of capital	—	—	(0.26)	(0.25)	(0.27)
Total distributions	$(0.30)	$(0.26)	$(0.26)	$(0.25)	$(0.40)
Net asset value — End of year	$6.87	$6.55	$6.29	$6.19	$7.96
Total Return(3)	9.69%	8.24%	5.79%	(19.50)%	(1.09)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$625	$560	$970	$1,238	$2,115
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	3.47%	3.32%	2.75%	1.58%	2.20%
Net expenses(6)	1.85%(7)	2.01%(7)	1.72%(7)	1.72%(7)	1.71%
Net investment income	5.62%	4.61%	3.66%	2.20%	0.80%
Portfolio Turnover of the Portfolio(8)	209%	227%	230%	159%	102%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
5
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$6.53	$6.27	$6.16	$7.93	$8.41
Income (Loss) From Operations
Net investment income(1)	$0.44	$0.37	$0.31	$0.22	$0.16
Net realized and unrealized gain (loss)	0.24	0.21	0.12(2)	(1.67)	(0.15)
Total income (loss) from operations	$0.68	$0.58	$0.43	$(1.45)	$0.01
Less Distributions
From net investment income	$(0.37)	$(0.32)	$—	$—	$(0.15)
Tax return of capital	—	—	(0.32)	(0.32)	(0.34)
Total distributions	$(0.37)	$(0.32)	$(0.32)	$(0.32)	$(0.49)
Net asset value — End of year	$6.84	$6.53	$6.27	$6.16	$7.93
Total Return(3)	10.82%	9.34%	6.86%	(18.65)%	(0.11)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,880	$21,348	$24,167	$15,706	$35,316
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.47%	2.32%	1.75%	1.58%	1.20%
Net expenses(6)	0.85%(7)	1.01%(7)	0.72%(7)	0.72%(7)	0.71%
Net investment income	6.56%	5.63%	4.67%	3.11%	1.86%
Portfolio Turnover of the Portfolio(8)	209%	227%	230%	159%	102%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
6
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes —The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$1,863,433	$1,621,526
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,416,416
Deferred capital losses	(34,998,437)
Net unrealized depreciation	(1,856,784)
Accumulated loss	$(35,438,805)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $34,998,437 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $7,578,353 are short-term and $27,420,084 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement effective December 31, 2024, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited (MSIM Ltd.), a wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
8

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Notes to Financial Statements — continued

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $172,765 of the Fund’s operating expenses for the year ended October 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $3,184 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $112 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $22,953 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $3,695 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $1,231 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $15,792,596 and $10,671,658, respectively.
9

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	98,918	$ 671,933	88,759	$ 584,058
Issued to shareholders electing to receive payments of distributions in Fund shares	67,647	453,768	68,183	453,070
Redemptions	(230,693)	(1,546,201)	(468,060)	(3,086,319)
Net decrease	(64,128)	$ (420,500)	(311,118)	$(2,049,191)
Class C
Sales	41,038	$ 281,338	—	$ —
Issued to shareholders electing to receive payments of distributions in Fund shares	3,352	22,512	4,118	27,387
Redemptions	(38,896)	(259,144)	(72,871)	(484,365)
Net increase (decrease)	5,494	$ 44,706	(68,753)	$ (456,978)
Class I
Sales	2,603,953	$17,532,589	750,759	$ 4,975,825
Issued to shareholders electing to receive payments of distributions in Fund shares	202,291	1,354,891	166,593	1,103,723
Redemptions	(1,710,758)	(11,431,374)	(1,503,708)	(10,105,511)
Net increase (decrease)	1,095,486	$ 7,456,106	(586,356)	$(4,025,963)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
9   Name Change
Effective August 12, 2025, the name of Eaton Vance Diversified Currency Income Fund was changed from Eaton Vance Global Sovereign Opportunities Fund. In connection with the name change, the Fund’s policy to, under normal market conditions, invest at least 80% of its net assets in U.S. and non-U.S. sovereign investments was revised to state that, under normal market conditions, the Fund invests at least 80% of its net assets in (i) securities denominated in foreign currencies; (ii) fixed income instruments issued by foreign entities or sovereign nations; and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations.
10

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Diversified Currency Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund) (the “Fund"), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
11

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.
12

International Income Portfolio
October 31, 2025
Portfolio of Investments

Credit Linked Notes — 0.9%
Security	Principal Amount (000's omitted)		Value
South Africa — 0.9%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 4/23/26(1)	EGP	8,775	$ 165,974
0.00%, 10/22/26(1)	EGP	10,825	185,135
Total Credit Linked Notes (identified cost $347,446)			$ 351,109

Foreign Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
JSCB Agrobank, 20.75%, 9/15/28	UZS	2,500,000	$ 208,133
Total Foreign Corporate Bonds (identified cost $199,668)			$ 208,133

Sovereign Government Bonds — 31.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 5.2%
Brazil Letras do Tesouro Nacional:
0.00%, 1/1/26	BRL	7,000	$ 1,271,910
0.00%, 7/1/26	BRL	4,600	783,586
			$ 2,055,496
Czech Republic — 1.4%
Czech Republic Government Bonds, 1.00%, 6/26/26(2)	CZK	11,800	$ 551,306
			$ 551,306
Dominican Republic — 2.3%
Dominican Republic Bonds:
8.00%, 1/15/27(2)	DOP	3,970	$ 61,118
8.00%, 2/12/27(2)	DOP	11,950	183,330
10.75%, 6/1/36(3)	DOP	11,850	198,960
13.00%, 6/10/34(2)	DOP	25,400	476,524
Dominican Republic Central Bank Notes, 8.00%, 3/12/27(2)	DOP	900	13,693
			$ 933,625
Security	Principal Amount (000's omitted)		Value
Egypt — 2.1%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	38,565	$ 830,363
			$ 830,363
Georgia — 1.6%
Georgia Treasury Bonds, 8.125%, 1/28/26	GEL	1,780	$ 659,816
			$ 659,816
Iceland — 1.6%
Republic of Iceland, 6.75%, 10/15/26	ISK	80,000	$ 632,618
			$ 632,618
Paraguay — 3.4%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	3,553,000	$ 475,648
7.90%, 2/9/31(2)	PYG	2,046,000	273,903
8.50%, 3/4/35(3)	PYG	4,462,000	594,956
			$ 1,344,507
Poland — 1.2%
Republic of Poland Government Bonds, 0.00%, 4/25/26	PLN	1,733	$ 463,497
			$ 463,497
Serbia — 2.5%
Serbia Treasury Bonds:
4.50%, 1/11/26	RSD	66,000	$ 648,999
4.50%, 8/20/32	RSD	14,180	137,259
7.00%, 10/26/31	RSD	19,670	216,512
			$ 1,002,770
Sri Lanka — 2.2%
Sri Lanka Government Bonds, 11.00%, 10/15/28	LKR	259,000	$ 891,527
			$ 891,527
Sweden — 2.1%
Sweden Government Bonds, 1.00%, 11/12/26(2)	SEK	8,225	$ 857,782
			$ 857,782
Turkey — 3.2%
Turkiye Government Bonds, 42.548%, (1 day TRY TLREF + 0.00%), 8/19/26(4)	TRY	52,123	$ 1,267,317
			$ 1,267,317

13
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uganda — 0.7%
Republic of Uganda Government Bonds, 13.50%, 7/9/26	UGX	970,000	$ 280,506
			$ 280,506
Ukraine — 1.6%
Ukraine Government Bonds, 9.79%, 5/26/27	UAH	33,000	$ 636,412
			$ 636,412
Total Sovereign Government Bonds (identified cost $12,361,406)			$12,407,542

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.118%, (COF + 1.791%), with maturity at 2035(5)	$61	$ 60,265
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $61,170)		$ 60,265

Short-Term Investments — 62.5%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(6)	815,625	$ 815,625
Total Affiliated Fund (identified cost $815,625)		$ 815,625

Sovereign Government Securities — 14.1%
Security	Principal Amount (000's omitted)		Value
Canada — 2.0%
Canada Treasury Bills, 0.00%, 12/3/25	CAD	1,100	$ 782,686
			$ 782,686
Egypt — 0.9%
Egypt Treasury Bills:
0.00%, 12/9/25	EGP	225	$ 4,650
0.00%, 1/6/26	EGP	2,050	41,536
0.00%, 3/31/26	EGP	1,350	25,923
0.00%, 5/12/26	EGP	1,000	18,666
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Treasury Bills: (continued)
0.00%, 7/7/26	EGP	4,750	$ 85,752
0.00%, 10/27/26	EGP	11,200	190,858
			$ 367,385
Kazakhstan — 0.6%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	136,300	$ 235,118
			$ 235,118
Nigeria — 4.1%
Nigeria OMO Bills:
0.00%, 1/6/26	NGN	30,107	$ 20,277
0.00%, 1/13/26	NGN	138,826	93,138
0.00%, 1/27/26	NGN	632,381	421,148
0.00%, 2/17/26	NGN	104,423	68,954
0.00%, 3/10/26	NGN	557,000	362,348
0.00%, 3/17/26	NGN	375,000	243,023
0.00%, 4/28/26	NGN	230,621	146,267
0.00%, 6/23/26	NGN	213,009	132,296
0.00%, 6/30/26	NGN	244,397	150,097
			$ 1,637,548
Norway — 1.1%
Norway Treasury Bills, 0.00%, 12/17/25(2)(3)	NOK	4,405	$ 432,861
			$ 432,861
Uganda — 3.1%
Republic of Uganda Treasury Bills:
0.00%, 1/15/26	UGX	535,000	$ 150,824
0.00%, 1/29/26	UGX	3,850,000	1,082,904
			$ 1,233,728
Uruguay — 2.3%
Uruguay Monetary Regulation Bills:
0.00%, 11/7/25	UYU	1,009	$ 25,289
0.00%, 12/5/25	UYU	4,000	99,636
0.00%, 12/19/25	UYU	31,219	775,282
0.00%, 12/30/25	UYU	462	11,450
0.00%, 3/6/26	UYU	1,009	24,652
			$ 936,309
Total Sovereign Government Securities (identified cost $5,525,550)			$ 5,625,635

14
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

U.S. Treasury Obligations — 46.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/13/25	$2,000	$ 1,997,857
0.00%, 11/20/25(7)	5,500	5,489,916
0.00%, 12/11/25	3,500	3,485,691
0.00%, 12/18/25	4,000	3,980,684
0.00%, 1/8/26	3,500	3,475,761
Total U.S. Treasury Obligations (identified cost $18,405,647)		$18,429,909
Total Short-Term Investments (identified cost $24,746,822)		$24,871,169

Total Purchased Options — 0.0%† (identified cost $32,238)	$ 10,058
Total Investments — 95.2% (identified cost $37,748,750)	$37,908,276
Total Written Options — (0.1)% (premiums received $27,795)	$ (26,820)
Other Assets, Less Liabilities — 4.9%	$ 1,955,887
Net Assets — 100.0%	$39,837,343
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $2,850,517 or 7.2% of the Portfolio's net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $1,702,425 or 4.3% of the Portfolio's net assets.
(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2025.
(6)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2025.
(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Barclays Bank PLC	USD	500,000	CNH	7.00	1/26/26	$ 1,161
Put USD vs. Call CNH	Deutsche Bank AG	USD	300,000	CNH	7.00	1/29/26	764
Put USD vs. Call CNH	Goldman Sachs International	USD	50,000	CNH	7.00	1/29/26	127
Put USD vs. Call CNH	Standard Chartered Bank	USD	200,000	CNH	7.00	1/26/26	464
Put USD vs. Call INR	Citibank, N.A.	USD	100,000	INR	87.00	2/18/26	145
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	87.00	2/5/26	126
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	87.00	2/9/26	134
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	100,000	INR	87.00	2/10/26	136
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	3,271
15
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	$ 1,784
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	1,524
Put USD vs. Call INR	Nomura International PLC	USD	300,000	INR	87.00	2/10/26	407
Put USD vs. Call INR	Standard Chartered Bank	USD	10,000	INR	87.00	2/24/26	15
Total							$10,058
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	28,000	BRL	7.00	7/12/27	$(19,257)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	22,000	BRL	7.00	7/14/27	(5,610)
Call USD vs. Put INR	Citibank, N.A.	USD	100,000	INR	91.00	2/18/26	(238)
Call USD vs. Put INR	Goldman Sachs International	USD	100,000	INR	91.00	2/5/26	(183)
Call USD vs. Put INR	Goldman Sachs International	USD	100,000	INR	91.00	2/9/26	(198)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	100,000	INR	91.00	2/10/26	(203)
Call USD vs. Put INR	Nomura International PLC	USD	300,000	INR	91.00	2/10/26	(608)
Call USD vs. Put INR	Standard Chartered Bank	USD	10,000	INR	91.00	2/24/26	(26)
Put USD vs. Call INR	Citibank, N.A.	USD	100,000	INR	85.00	2/18/26	(30)
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	84.50	2/5/26	(16)
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	84.50	2/9/26	(18)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	100,000	INR	84.50	2/10/26	(18)
Put USD vs. Call INR	Nomura International PLC	USD	300,000	INR	84.50	2/10/26	(54)
Put USD vs. Call INR	Standard Chartered Bank	USD	10,000	INR	84.50	2/24/26	(2)
Put USD vs. Call KRW	Barclays Bank PLC	USD	100,000	KRW	1,300.00	1/26/26	(36)
Put USD vs. Call KRW	BNP Paribas	USD	200,000	KRW	1,310.00	2/5/26	(134)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	200,000	KRW	1,300.00	1/22/26	(64)
Put USD vs. Call KRW	Standard Chartered Bank	USD	50,000	KRW	1,300.00	1/26/26	(18)
Put USD vs. Call KRW	Standard Chartered Bank	USD	150,000	KRW	1,310.00	2/9/26	(107)
Total							$(26,820)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	2,050,000	USD	369,726	12/2/25	$ 8,580
BRL	875,000	USD	156,005	12/2/25	5,467
USD	526,429	BRL	2,925,000	12/2/25	(13,348)
CLP	308,702,822	USD	324,529	12/17/25	3,042
CLP	157,600,000	USD	165,680	12/17/25	1,553
16
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	46,000,000	USD	47,968	12/17/25	$ 844
CLP	42,000,000	USD	44,074	12/17/25	493
CLP	7,115,132	USD	7,418	12/17/25	132
CLP	8,000,000	USD	8,406	12/17/25	83
CLP	8,214,868	USD	8,642	12/17/25	75
CLP	2,000,000	USD	2,086	12/17/25	36
COP	1,390,000,000	USD	350,070	12/17/25	8,409
EUR	535,358	USD	621,369	12/17/25	(2,783)
EUR	1,946,033	USD	2,294,443	12/17/25	(45,876)
IDR	12,507,506,900	USD	759,234	12/17/25	(7,717)
INR	4,000,000	USD	45,205	12/17/25	(252)
INR	10,000,000	USD	112,723	12/17/25	(341)
INR	6,000,000	USD	67,799	12/17/25	(369)
INR	7,200,000	USD	81,354	12/17/25	(439)
INR	12,900,000	USD	145,639	12/17/25	(666)
INR	35,000,000	USD	395,543	12/17/25	(2,205)
INR	47,000,000	USD	531,091	12/17/25	(2,894)
INR	64,670,000	USD	730,718	12/17/25	(3,942)
KRW	33,230,170	USD	23,487	12/17/25	(191)
KRW	764,000,000	USD	551,892	12/17/25	(16,309)
KRW	818,000,000	USD	590,844	12/17/25	(17,406)
PEN	2,532,457	USD	720,635	12/17/25	30,628
PEN	290,671	USD	82,713	12/17/25	3,515
PHP	6,587,476	USD	113,187	12/17/25	(1,039)
PHP	7,000,000	USD	120,242	12/17/25	(1,071)
PHP	12,112,524	USD	207,520	12/17/25	(1,311)
PHP	3,000,000	USD	52,442	12/17/25	(1,368)
PHP	15,300,000	USD	262,887	12/17/25	(2,413)
TWD	2,737,000	USD	89,997	12/17/25	(988)
TWD	2,975,000	USD	97,876	12/17/25	(1,127)
TWD	3,213,000	USD	105,649	12/17/25	(1,160)
TWD	2,975,000	USD	98,058	12/17/25	(1,309)
TWD	18,000,000	USD	599,540	12/17/25	(14,169)
TWD	19,160,000	USD	639,519	12/17/25	(16,424)
USD	165,680	CLP	157,600,000	12/17/25	(1,553)
USD	1,414,843	EUR	1,200,000	12/17/25	28,289
USD	631,206	EUR	535,358	12/17/25	12,621
USD	1,058,164	EUR	911,691	12/17/25	4,739
USD	28,750	EUR	24,384	12/17/25	575
USD	328,845	IDR	5,398,000,000	12/17/25	4,505
USD	187,207	IDR	3,072,000,000	12/17/25	2,625
USD	139,380	IDR	2,281,507,000	12/17/25	2,295
USD	107,067	IDR	1,756,000,000	12/17/25	1,557
USD	19,081	INR	1,700,000	12/17/25	(24)
17
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	30,203	INR	2,690,000	12/17/25	$ (28)
USD	38,181	INR	3,400,000	12/17/25	(29)
USD	33,674	INR	3,000,000	12/17/25	(41)
USD	44,880	INR	4,000,000	12/17/25	(73)
USD	40,489	INR	3,610,000	12/17/25	(81)
USD	44,851	INR	4,000,000	12/17/25	(102)
USD	56,088	INR	5,000,000	12/17/25	(103)
USD	60,579	INR	5,400,000	12/17/25	(108)
USD	56,079	INR	5,000,000	12/17/25	(112)
USD	196,347	INR	17,500,000	12/17/25	(322)
USD	78,720	KRW	110,000,000	12/17/25	1,608
USD	146,860	PEN	500,000	12/17/25	(1,467)
USD	254,963	TWD	7,700,000	12/17/25	4,555
USD	65,499	TWD	2,000,000	12/17/25	457
USD	65,391	TWD	2,000,000	12/17/25	350
USD	42,517	TWD	1,300,000	12/17/25	240
USD	32,685	TWD	1,000,000	12/17/25	164
USD	32,669	TWD	1,000,000	12/17/25	148
USD	30,461	TWD	934,000	12/17/25	87
USD	27,098	TWD	831,000	12/17/25	74
USD	25,147	TWD	771,000	12/17/25	73
USD	23,704	TWD	727,000	12/17/25	61
USD	22,073	TWD	677,000	12/17/25	57
USD	20,308	TWD	623,000	12/17/25	47
USD	24,107	TWD	740,000	12/17/25	41
USD	30,465	TWD	936,000	12/17/25	26
USD	30,459	TWD	936,000	12/17/25	20
USD	27,100	TWD	833,000	12/17/25	10
USD	16,525	TWD	508,000	12/17/25	4
USD	53,449	PHP	3,000,000	5/12/26	2,475
					$(30,600)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	57,293	PLN	209,087	Credit Agricole Corporate and Investment Bank	11/3/25	$ 676	$ —
NGN	11,972,000	USD	8,461	Standard Chartered Bank	11/4/25	—	(70)
NGN	11,930,000	USD	8,461	Standard Chartered Bank	11/4/25	—	(100)
KZT	78,309,226	USD	147,237	Citibank, N.A.	11/7/25	446	—
EGP	4,302,068	USD	89,292	Standard Chartered Bank	11/10/25	1,586	—
18
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	15,511,300	USD	28,347	Deutsche Bank AG	11/10/25	$ 880	$ —
KZT	14,826,519	USD	27,155	Deutsche Bank AG	11/10/25	782	—
EGP	2,925,009	USD	60,484	Bank of America, N.A.	11/17/25	1,154	—
EGP	3,785,000	USD	78,458	HSBC Bank USA, N.A.	11/17/25	1,303	—
VND	2,750,000,000	USD	103,970	JPMorgan Chase Bank, N.A.	11/28/25	437	—
EUR	102,800	ISK	14,834,076	Bank of America, N.A.	12/4/25	940	—
ISK	14,834,076	EUR	102,142	Bank of America, N.A.	12/4/25	—	(180)
EUR	73,922	ISK	10,668,404	Bank of America, N.A.	12/5/25	678	—
ISK	12,406,324	EUR	85,425	Bank of America, N.A.	12/5/25	—	(166)
USD	108,245	EUR	93,000	JPMorgan Chase Bank, N.A.	12/5/25	861	—
KZT	16,031,357	USD	28,782	Deutsche Bank AG	12/8/25	1,173	—
KZT	15,681,380	USD	28,347	Deutsche Bank AG	12/8/25	954	—
HKD	585,000	USD	75,631	Citibank, N.A.	12/9/25	—	(298)
HKD	1,130,000	USD	145,936	JPMorgan Chase Bank, N.A.	12/9/25	—	(422)
HKD	7,375,000	USD	955,249	JPMorgan Chase Bank, N.A.	12/9/25	—	(5,544)
USD	50,363	HKD	390,000	Bank of America, N.A.	12/9/25	141	—
USD	1,123,611	HKD	8,700,000	JPMorgan Chase Bank, N.A.	12/9/25	3,281	—
EGP	13,443,962	USD	271,961	Citibank, N.A.	12/11/25	8,814	—
EUR	76,126	ISK	11,057,352	Bank of America, N.A.	12/12/25	234	—
KZT	7,187,099	USD	13,065	Goldman Sachs International	12/15/25	331	—
AUD	400,000	USD	262,691	Citibank, N.A.	12/17/25	—	(848)
AUD	665,000	USD	439,197	Citibank, N.A.	12/17/25	—	(3,882)
AUD	80,000	USD	52,593	Deutsche Bank AG	12/17/25	—	(225)
AUD	410,000	USD	269,188	UBS AG	12/17/25	—	(799)
CHF	487,000	USD	620,406	State Street Bank and Trust Company	12/17/25	—	(12,172)
CNH	3,801,790	USD	536,787	Barclays Bank PLC	12/17/25	—	(1,503)
CNH	400,000	USD	56,435	Goldman Sachs International	12/17/25	—	(116)
CNH	2,000,000	USD	282,827	Goldman Sachs International	12/17/25	—	(1,232)
CNH	2,000,000	USD	282,809	HSBC Bank USA, N.A.	12/17/25	—	(1,213)
EUR	67,962	NOK	800,000	Barclays Bank PLC	12/17/25	—	(447)
EUR	72,431	SEK	800,000	Goldman Sachs International	12/17/25	—	(734)
GBP	200,000	USD	271,499	Citibank, N.A.	12/17/25	—	(8,745)
ILS	1,460,000	USD	437,235	Goldman Sachs International	12/17/25	10,856	—
ISK	9,319,433	EUR	64,161	JPMorgan Chase Bank, N.A.	12/17/25	—	(256)
JPY	76,621,211	USD	524,633	Citibank, N.A.	12/17/25	—	(25,305)
KES	85,600,000	USD	657,652	Standard Chartered Bank	12/17/25	2,143	—
KZT	707,000,000	USD	1,269,528	Goldman Sachs International	12/17/25	47,308	—
KZT	11,534,000	USD	20,763	Goldman Sachs International	12/17/25	720	—
MXN	5,183,679	USD	275,413	Standard Chartered Bank	12/17/25	2,347	—
MXN	3,860,000	USD	205,085	Standard Chartered Bank	12/17/25	1,748	—
MYR	2,000,000	USD	476,179	Barclays Bank PLC	12/17/25	1,904	—
MYR	900,000	USD	214,332	Barclays Bank PLC	12/17/25	806	—
MYR	118,300	USD	28,203	Barclays Bank PLC	12/17/25	76	—
MYR	43,300	USD	10,340	Barclays Bank PLC	12/17/25	10	—
19
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	14,400	USD	3,438	Barclays Bank PLC	12/17/25	$ 4	$ —
MYR	4,700	USD	1,120	Barclays Bank PLC	12/17/25	3	—
MYR	98,200	USD	23,484	Barclays Bank PLC	12/17/25	—	(11)
MYR	170,200	USD	40,601	Credit Agricole Corporate and Investment Bank	12/17/25	84	—
MYR	161,500	USD	38,564	Credit Agricole Corporate and Investment Bank	12/17/25	41	—
MYR	148,000	USD	35,404	Credit Agricole Corporate and Investment Bank	12/17/25	—	(26)
MYR	108,300	USD	25,825	Goldman Sachs International	12/17/25	63	—
MYR	27,900	USD	6,663	Goldman Sachs International	12/17/25	7	—
MYR	9,200	USD	2,197	Goldman Sachs International	12/17/25	2	—
MYR	108,500	USD	25,988	Goldman Sachs International	12/17/25	—	(52)
MYR	164,800	USD	39,336	State Street Bank and Trust Company	12/17/25	58	—
MYR	132,700	USD	31,689	State Street Bank and Trust Company	12/17/25	31	—
MYR	132,800	USD	31,789	State Street Bank and Trust Company	12/17/25	—	(45)
NOK	800,000	EUR	68,112	Citibank, N.A.	12/17/25	274	—
NZD	800,000	USD	468,595	Standard Chartered Bank	12/17/25	—	(9,957)
PKR	55,000,000	USD	190,311	Citibank, N.A.	12/17/25	4,401	—
SEK	800,000	EUR	72,810	HSBC Bank USA, N.A.	12/17/25	296	—
SEK	646,246	USD	69,354	Barclays Bank PLC	12/17/25	—	(1,154)
SEK	643,754	USD	69,105	Citibank, N.A.	12/17/25	—	(1,168)
SEK	2,600,000	USD	279,356	Deutsche Bank AG	12/17/25	—	(4,972)
SGD	1,281,000	USD	1,003,867	Citibank, N.A.	12/17/25	—	(16,475)
THB	16,700,000	USD	516,773	Standard Chartered Bank	12/17/25	1,476	—
TRY	18,879,092	USD	428,135	Standard Chartered Bank	12/17/25	5,320	—
USD	377,210	AUD	570,000	Barclays Bank PLC	12/17/25	4,083	—
USD	98,527	AUD	150,000	BNP Paribas	12/17/25	336	—
USD	75,488	CHF	60,000	BNP Paribas	12/17/25	552	—
USD	300,305	CNH	2,125,000	HSBC Bank USA, N.A.	12/17/25	1,110	—
USD	271,499	GBP	200,000	Citibank, N.A.	12/17/25	8,745	—
USD	61,572	ILS	200,000	BNP Paribas	12/17/25	190	—
USD	23,674	NZD	39,653	HSBC Bank USA, N.A.	12/17/25	941	—
USD	7,349	NZD	12,309	HSBC Bank USA, N.A.	12/17/25	292	—
USD	58,771	SEK	550,000	Goldman Sachs International	12/17/25	728	—
USD	390,289	TRY	17,210,498	Standard Chartered Bank	12/17/25	—	(4,856)
VND	35,250,000,000	USD	1,329,637	Citibank, N.A.	12/17/25	7,190	—
VND	11,760,000,000	USD	443,272	Citibank, N.A.	12/17/25	2,716	—
ZAR	6,400,000	USD	365,698	Goldman Sachs International	12/17/25	2,355	—
ZAR	738,005	USD	42,170	Goldman Sachs International	12/17/25	272	—
ZMW	5,000,000	USD	208,681	Standard Chartered Bank	12/17/25	15,592	—
CRC	75,000,000	USD	147,571	Citibank, N.A.	12/22/25	1,695	—
CRC	262,500,000	USD	515,707	JPMorgan Chase Bank, N.A.	12/22/25	6,723	—
EGP	8,357,581	USD	166,901	Bank of America, N.A.	1/5/26	5,758	—
USD	642,916	BRL	3,714,000	Citibank, N.A.	1/5/26	—	(37,814)
20
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	570,268	BRL	3,286,000	JPMorgan Chase Bank, N.A.	1/5/26	$ —	$ (32,015)
VND	950,010,000	USD	35,782	JPMorgan Chase Bank, N.A.	1/8/26	195	—
VND	250,196,261	USD	9,427	Goldman Sachs International	1/15/26	43	—
KZT	5,599,000	USD	10,102	ICBC Standard Bank plc	1/21/26	211	—
NGN	13,858,000	USD	9,010	Standard Chartered Bank	1/21/26	493	—
EGP	8,823,862	USD	179,310	Bank of America, N.A.	1/22/26	1,942	—
KZT	8,414,000	USD	15,153	ICBC Standard Bank plc	1/22/26	340	—
KZT	6,721,000	USD	12,094	Deutsche Bank AG	1/23/26	279	—
GEL	350,000	USD	127,273	ICBC Standard Bank plc	1/26/26	663	—
VND	250,563,900	USD	9,427	Citibank, N.A.	1/26/26	50	—
USD	24,045	UGX	84,758,000	Standard Chartered Bank	1/30/26	196	—
USD	24,045	UGX	84,830,000	Standard Chartered Bank	1/30/26	176	—
USD	42,319	UGX	149,385,000	Citibank, N.A.	2/3/26	364	—
TRY	2,749,538	USD	53,680	Standard Chartered Bank	3/23/26	4,735	—
USD	51,853	TRY	2,749,538	Standard Chartered Bank	3/23/26	—	(6,562)
TRY	6,592,102	USD	123,680	Standard Chartered Bank	3/26/26	16,039	—
USD	23,053	TRY	1,235,654	Standard Chartered Bank	3/26/26	—	(3,136)
USD	98,943	TRY	5,356,448	Standard Chartered Bank	3/26/26	—	(14,587)
KZT	14,001,000	USD	24,377	Deutsche Bank AG	4/16/26	618	—
USD	48,089	UGX	171,439,000	Standard Chartered Bank	4/16/26	623	—
USD	24,045	UGX	85,840,000	Standard Chartered Bank	4/16/26	278	—
KZT	16,744,000	USD	29,252	Deutsche Bank AG	4/17/26	628	—
KZT	13,980,000	USD	24,377	Deutsche Bank AG	4/17/26	571	—
KZT	13,971,000	USD	24,378	Deutsche Bank AG	4/17/26	554	—
USD	48,090	UGX	171,920,000	Standard Chartered Bank	4/17/26	499	—
USD	36,067	UGX	129,120,037	Standard Chartered Bank	4/17/26	324	—
USD	24,045	UGX	86,560,932	Standard Chartered Bank	4/22/26	106	—
KZT	6,930,000	USD	12,094	Deutsche Bank AG	4/23/26	244	—
KZT	13,848,000	USD	24,189	Deutsche Bank AG	4/24/26	458	—
USD	36,067	UGX	130,022,000	Standard Chartered Bank	5/4/26	192	—
USD	24,045	UGX	86,561,000	Standard Chartered Bank	5/4/26	161	—
EUR	65,070	RON	357,595	Barclays Bank PLC	5/12/26	—	(4,404)
RON	357,595	EUR	66,890	JPMorgan Chase Bank, N.A.	5/12/26	2,286	—
UZS	23,242,800,000	USD	1,680,000	ICBC Standard Bank plc	7/2/26	135,489	—
USD	24,045	UGX	88,364,000	Standard Chartered Bank	7/24/26	367	—
USD	24,045	UGX	88,124,000	Standard Chartered Bank	7/28/26	465	—
MNT	24,656,700	USD	6,438	JPMorgan Chase Bank, N.A.	9/28/26	107	—
MNT	25,405,000	USD	6,621	JPMorgan Chase Bank, N.A.	10/5/26	116	—
AMD	160,895,000	USD	404,259	ICBC Standard Bank plc	10/7/26	494	—
KZT	14,889,000	USD	24,378	Deutsche Bank AG	10/15/26	605	—
USD	24,045	UGX	88,725,000	Standard Chartered Bank	10/20/26	856	—
USD	24,045	UGX	89,446,000	Standard Chartered Bank	10/21/26	674	—
KZT	14,743,000	USD	24,189	Deutsche Bank AG	10/23/26	486	—
USD	24,045	UGX	89,326,000	Standard Chartered Bank	10/23/26	718	—
21
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	22,541,000	USD	37,252	Deutsche Bank AG	10/27/26	$ 425	$ —
USD	48,089	UGX	179,133,000	Standard Chartered Bank	11/3/26	1,449	—
KWD	195,000	USD	640,604	Standard Chartered Bank	3/3/27	687	—
USD	645,690	KWD	195,000	Standard Chartered Bank	3/3/27	4,399	—
						$344,532	$(201,491)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(1)	Short	12/8/25	$(136,312)	$(611)
					$(611)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$4,291
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 8,421,053 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	10,159
				$14,450
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate
22
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Currency Abbreviations:
AMD	– Armenian Dram
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GEL	– Georgian Lari
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

23
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $36,933,125)	$37,092,651
Affiliated investments, at value (identified cost $815,625)	815,625
Deposits for derivatives collateral:
Centrally cleared derivatives	270,721
Foreign currency, at value (identified cost $623,046)	618,442
Interest receivable	290,939
Dividends receivable from affiliated investments	3,779
Receivable for investments sold	1,124,302
Receivable for open forward foreign currency exchange contracts	344,532
Receivable for open swap contracts	14,450
Receivable from affiliates	41,206
Trustees' deferred compensation plan	46,477
Other assets	1,289
Total assets	$40,664,413
Liabilities
Written options outstanding, at value (premiums received $27,795)	$26,820
Payable for investments purchased	43,306
Payable for variation margin on open futures contracts	2,147
Payable for variation margin on open centrally cleared derivatives	1,986
Payable for open forward foreign currency exchange contracts	201,491
Due to custodian	340,743
Payable to affiliates:
Investment adviser fee	16,654
Trustees' fees	235
Trustees' deferred compensation plan	46,477
Payable for custodian fee	75,012
Payable for legal and accounting services	72,199
Total liabilities	$827,070
Net Assets applicable to investors' interest in Portfolio	$39,837,343
24
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$71,112
Interest income (net of foreign taxes withheld of $39,774)	2,437,017
Total investment income	$2,508,129
Expenses
Investment adviser fee	$169,133
Trustees’ fees and expenses	2,574
Custodian fee	340,730
Legal and accounting services	95,122
Interest expense and fees	50,290
Miscellaneous	5,231
Total expenses	$663,080
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$378,344
Total expense reductions	$378,344
Net expenses	$284,736
Net investment income	$2,223,393
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$111,025
Written options	22,010
Futures contracts	45,603
Swap contracts	209,482
Foreign currency transactions	(95,213)
Forward foreign currency exchange contracts	162,372
Non-deliverable bond forward contracts	(15,191)
Net realized gain	$440,088
Change in unrealized appreciation (depreciation):
Investments	$418,047
Written options	1,197
Futures contracts	115,831
Swap contracts	(80,012)
Foreign currency	15,346
Forward foreign currency exchange contracts	287,058
Net change in unrealized appreciation (depreciation)	$757,467
Net realized and unrealized gain	$1,197,555
Net increase in net assets from operations	$3,420,948
25
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,223,393	$1,918,919
Net realized gain (loss)	440,088	(1,605,098)
Net change in unrealized appreciation (depreciation)	757,467	3,063,047
Net increase in net assets from operations	$3,420,948	$3,376,868
Capital transactions:
Contributions	$15,792,596	$3,549,095
Withdrawals	(10,671,658)	(11,658,791)
Net increase (decrease) in net assets from capital transactions	$5,120,938	$(8,109,696)
Net increase (decrease) in net assets	$8,541,886	$(4,732,828)
Net Assets
At beginning of year	$31,295,457	$36,028,285
At end of year	$39,837,343	$31,295,457
26
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.96%	1.80%	1.28%	1.12%	0.90%
Net expenses(2)	0.84%(3)	1.00%(3)	0.72%(3)	0.72%(3)	0.71%
Net investment income	6.57%	5.62%	4.66%	3.13%	1.86%
Portfolio Turnover(4)	209%	227%	230%	159%	102%
Total Return	10.82%	9.35%	6.86%	(18.54)%	(0.08)%
Net assets, end of year (000’s omitted)	$39,837	$31,295	$36,028	$28,555	$58,102
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(4)	Includes the effect of To Be Announced (TBA) transactions.
27
See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund) held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in
28

International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
29

International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
P  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Q  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
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Notes to Financial Statements — continued

R  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
S  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
T  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $169,133 or 0.50% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $375,877 of the Portfolio’s operating expenses for the year ended October 31, 2025.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $2,467 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), a wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
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Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions and securities sold short, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$19,385,549	$34,328,071
U.S. Government and Agency Securities	24,056,578	30,499,047
	$43,442,127	$64,827,118
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$37,838,780
Gross unrealized appreciation	$247,755
Gross unrealized depreciation	(183,368)
Net unrealized appreciation	$64,387
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $228,311. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $31,941 at October 31, 2025.
The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its
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International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$10,058	$ —	$10,058
Not applicable	130,560(1)	—	130,560
Receivable for open forward foreign currency exchange contracts	344,532	—	344,532
Receivable for open swap contracts	—	14,450	14,450
Total Asset Derivatives	$485,150	$14,450	$499,600
Derivatives not subject to master netting or similar agreements	$130,560	$ —	$130,560
Total Asset Derivatives subject to master netting or similar agreements	$354,590	$14,450	$369,040
Written options, at value	$(26,820)	$ —	$(26,820)
Not applicable	(161,160)(1)	(611)(1)	(161,771)
Payable for open forward foreign currency exchange contracts	(201,491)	—	(201,491)
Total Liability Derivatives	$(389,471)	$(611)	$(390,082)
Derivatives not subject to master netting or similar agreements	$(161,160)	$(611)	$(161,771)
Total Liability Derivatives subject to master netting or similar agreements	$(228,311)	$ —	$(228,311)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
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International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$15,138	$(346)	$(14,792)	$ —	$ —
Barclays Bank PLC	8,047	(7,555)	—	—	492
BNP Paribas	1,078	(134)	—	—	944
Citibank, N.A.	34,840	(34,840)	—	—	—
Credit Agricole Corporate and Investment Bank	801	(26)	—	—	775
Deutsche Bank AG	9,421	(5,197)	—	—	4,224
Goldman Sachs International	63,072	(27,416)	—	—	35,656
HSBC Bank USA, N.A.	3,942	(1,213)	—	—	2,729
ICBC Standard Bank plc	137,197	—	—	—	137,197
JPMorgan Chase Bank, N.A.	30,880	(30,880)	—	—	—
Nomura International PLC	407	(407)	—	—	—
Standard Chartered Bank	64,128	(39,421)	—	—	24,707
State Street Bank and Trust Company	89	(89)	—	—	—
	$369,040	$(147,524)	$(14,792)	$—	$206,724

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(346)	$346	$ —	$ —	$ —
Barclays Bank PLC	(7,555)	7,555	—	—	—
BNP Paribas	(134)	134	—	—	—
Citibank, N.A.	(94,803)	34,840	—	—	(59,963)
Credit Agricole Corporate and Investment Bank	(26)	26	—	—	—
Deutsche Bank AG	(5,197)	5,197	—	—	—
Goldman Sachs International	(27,416)	27,416	—	—	—
HSBC Bank USA, N.A.	(1,213)	1,213	—	—	—
JPMorgan Chase Bank, N.A.	(38,522)	30,880	—	—	(7,642)
Nomura International PLC	(662)	407	—	—	(255)
Standard Chartered Bank	(39,421)	39,421	—	—	—
State Street Bank and Trust Company	(12,217)	89	—	—	(12,128)
UBS AG	(799)	—	—	—	(799)
	$(228,311)	$147,524	$ —	$ —	$(80,787)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2025 is included at Note 7.
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International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(28,616)	$(8,867)	$(37,483)
Written options	22,010	—	22,010
Futures contracts	—	45,603	45,603
Swap contracts	—	209,482	209,482
Forward foreign currency exchange contracts	162,372	—	162,372
Non-deliverable bond forward contracts	—	(15,191)	(15,191)
Total	$155,766	$231,027	$386,793
Change in unrealized appreciation (depreciation):
Investments(1)	$(7,219)	$8,867	$1,648
Written options	1,197	—	1,197
Futures contracts	—	115,831	115,831
Swap contracts	—	(80,012)	(80,012)
Forward foreign currency exchange contracts	287,058	—	287,058
Total	$281,036	$44,686	$325,722
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$8,702,000	$2,045,000	$92,682,000	$40,000	$350,000	$49,770,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately $3,859,000 and $3,263,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
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International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of October 31, 2025. For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $1,205,000 and 4.18%, respectively.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
8  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio's assets to the extent of any overdraft. At October 31, 2025, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $340,743. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at October 31, 2025. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025. The Portfolio's average overdraft advances during the year ended October 31, 2025 were not significant.
9  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $815,625, which represents 2.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,107,669	$41,871,352	$(42,163,396)	$ —	$ —	$815,625	$71,112	815,625
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Credit Linked Notes	$ —	$ 351,109	$ —	$ 351,109
Foreign Corporate Bonds	—	208,133	—	208,133
Sovereign Government Bonds	—	12,407,542	—	12,407,542
U.S. Government Agency Mortgage-Backed Securities	—	60,265	—	60,265
Short-Term Investments:
Affiliated Fund	815,625	—	—	815,625
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International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Securities	$ —	$ 5,625,635	$ —	$ 5,625,635
U.S. Treasury Obligations	—	18,429,909	—	18,429,909
Purchased Currency Options	—	10,058	—	10,058
Total Investments	$815,625	$37,092,651	$ —	$37,908,276
Forward Foreign Currency Exchange Contracts	$ —	$ 475,092	$ —	$ 475,092
Swap Contracts	—	14,450	—	14,450
Total	$815,625	$37,582,193	$ —	$38,397,818
Liability Description
Written Currency Options	$ —	$ (26,820)	$ —	$ (26,820)
Forward Foreign Currency Exchange Contracts	—	(362,651)	—	(362,651)
Futures Contracts	(611)	—	—	(611)
Total	$ (611)	$ (389,471)	$ —	$ (390,082)
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
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International Income Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of International Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of International Income Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
38

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
39

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
40

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund) (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio. Morgan Stanley Investment Management Limited, an affiliate of each Adviser (the “Sub-adviser”), began serving as the sub-adviser to the Fund and the Portfolio on January 1, 2025. Accordingly, each investment sub-advisory agreement with the Sub-adviser was in its initial two-year term, and the Board was not required to approve each agreement at its meeting on June 12, 2025.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. In this regard, the Board considered each Adviser’s responsibilities with respect to oversight of the Sub-adviser. In particular, the Board considered the expertise of each Adviser’s and the Sub-adviser’s investment professionals with respect to analyzing factors relevant to investment in sovereign obligations and global markets and in-house research capabilities. The Board considered the international and emerging markets investment capabilities of the Sub-adviser, which has its principal office in London, and the benefits to the Funds of having portfolio management services involving investments in international and emerging market securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board noted that, effective June 26, 2023, the Fund’s name and investment strategies changed to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and non-U.S. sovereign investments. The Board also noted that the Fund, under normal market conditions, continues to invest at least 40% of its net assets in foreign investments. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
41

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
42

EAIIX-NCSR    10.31.25

Eaton Vance
Short Duration Government Income Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Short Duration Government Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments

Collateralized Mortgage Obligations — 62.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$106	$ 108,480
Series 3866, Class DF, 5.798%, (30-day SOFR Average + 1.564%), 5/15/41(1)	1,044	952,029
Series 4102, Class DF, 5.50%, (30-day SOFR Average + 1.264%, Cap 5.50%), 9/15/42(1)	271	236,349
Series 4159, Class FP, 5.00%, (30-day SOFR Average + 1.014%, Cap 5.00%), 11/15/42(1)	611	538,389
Series 4180, Class KF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 1/15/43(1)	3,145	2,771,868
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(1)	540	458,050
Series 4223, Class NF, 5.379%, (30-day SOFR Average + 1.064%), 7/15/43(1)	1,931	1,691,655
Series 4249, Class CF, 5.229%, (30-day SOFR Average + 0.914%), 9/15/43(1)	7,082	7,032,961
Series 4299, Class JG, 2.50%, 7/15/43	336	328,423
Series 4389, Class CA, 3.00%, 9/15/44	1,131	1,026,774
Series 4619, Class KF, 5.00%, (30-day SOFR Average + 0.864%, Cap 5.00%), 6/15/39(1)	710	694,676
Series 4678, Class PC, 3.00%, 1/15/46	1,030	980,456
Series 4876, Class FA, 5.048%, (30-day SOFR Average + 0.814%), 5/15/49(1)	4,925	4,913,163
Series 4995, Class ZN, 2.50%, 7/25/50	1,095	636,392
Series 5031, Class Z, 2.50%, 10/25/50	8	4,362
Series 5037, Class ZQ, 2.00%, 11/25/50	811	415,497
Series 5038, Class Z, 2.50%, 10/25/50	4	1,946
Series 5039, Class ZJ, 2.00%, 11/25/50	372	176,236
Series 5058, Class Z, 2.00%, 1/25/51	743	363,312
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	2,981,423
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	9,615	4,173,582
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	3,759,529
Series 5093, Class Z, 3.00%, 1/25/51	1	626
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,283
Series 5101, Class EZ, 2.00%, 3/25/51	2,127	866,131
Series 5104, Class WZ, 3.00%, 4/25/51	965	629,304
Series 5114, Class ZH, 3.00%, 5/25/51	471	261,051
Series 5123, Class JZ, 2.00%, 7/25/51	812	394,104
Series 5129, Class HZ, 1.25%, 4/25/50	1,679	686,652
Series 5129, Class WZ, 3.00%, 8/25/50	1	630
Series 5129, Class ZE, 3.00%, 9/25/50	220	129,961
Series 5129, Class ZH, 3.00%, 7/25/50	1	663
Series 5129, Class ZW, 3.00%, 8/25/50	1	442
Series 5140, Class WZ, 2.50%, 9/25/51	7,191	4,645,557
Series 5159, Class MZ, 3.00%, 11/25/51	1,075	699,791
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5159, Class ZT, 3.00%, 11/25/51	$8,664	$ 6,175,982
Series 5160, Class ZW, 3.00%, 8/25/50	2,872	2,165,849
Series 5169, Class JZ, 3.00%, 1/25/49	407	201,384
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,180,866
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,607,693
Series 5543, Class CS, 6.952%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(2)	3,416	3,620,351
Series 5418, Class FC, 5.583%, (30-day SOFR Average + 1.40%), 6/25/54(1)(3)	33,158	33,398,926
Series 5460, Class UZ, 6.50%, 10/25/54	401	400,258
Series 5461, Class Z, 6.50%, 10/25/54	6,843	6,817,141
Series 5462, Class Z, 6.50%, 10/25/54	5,169	5,159,336
Series 5478, Class SG, 6.308%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(2)	5,666	5,934,838
Series 5489, Class S, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,765	5,047,908
Series 5500, Class SC, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(2)	13,158	14,498,076
Series 5502, Class FD, 5.783%, (30-day SOFR Average + 1.60%), 2/25/55(1)	43,767	44,170,336
Series 5506, Class Z, 5.50%, 2/25/55	5,907	5,901,414
Series 5508, Class AS, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	13,102	14,524,441
Series 5508, Class DS, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	3,630	4,116,078
Series 5508, Class SC, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	8,981	10,115,509
Series 5511, Class LT, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(1)	3,258	3,397,003
Series 5511, Class TE, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(1)	1,874	1,957,437
Series 5513, Class MQ, 8.133%, (30-day SOFR Average + 3.95%), 6/25/54(1)	8,904	9,228,768
Series 5516, Class HZ, 6.00%, 3/25/55	12,488	13,150,517
Series 5516, Class MC, 7.483%, (30-day SOFR Average + 3.30%), 3/25/55(1)	8,000	8,241,953
Series 5517, Class NA, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(1)	6,816	7,103,340
Series 5517, Class NT, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(1)	6,007	6,277,974
Series 5523, Class ZC, 6.50%, 11/25/53	382	388,925
Series 5523, Class ZW, 6.50%, 4/25/55	2,944	2,943,269
Series 5529, Class MA, 7.983%, (30-day SOFR Average + 3.80%), 3/25/55(1)	3,005	3,106,944
Series 5549, Class JF, 5.733%, (30-day SOFR Average + 1.55%), 6/25/55(1)	77,122	77,934,021
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(2)	5,798	6,046,663
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(2)	7,810	8,165,891
Series 5585, Class AZ, 6.00%, 10/25/55	3,645	3,636,092
Series 5585, Class KZ, 6.00%, 10/25/55	5,484	5,478,832

1
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5587, Class ZU, 6.00%, 10/25/55	$3,461	$ 3,450,671
Interest Only:(4)
Series 354, Class C11, 3.50%, 7/15/46	6,927	1,200,405
Series 354, Class C15, 3.50%, 11/15/46	6,517	1,316,637
Series 362, Class C11, 4.00%, 12/15/47	3,303	716,220
Series 362, Class C12, 4.00%, 12/15/47	6,764	1,367,956
Series 362, Class C7, 3.50%, 9/15/47	11,297	2,192,432
Series 380, Class C5, 3.50%, 1/25/50	7,924	1,563,239
Series 3030, Class SL, 1.752%, (5.986% - 30-day SOFR Average), 9/15/35(2)	613	42,209
Series 3114, Class TS, 2.302%, (6.536% - 30-day SOFR Average), 9/15/30(2)	499	16,033
Series 3339, Class JI, 2.242%, (6.476% - 30-day SOFR Average), 7/15/37(2)	525	42,556
Series 4094, Class CS, 1.652%, (5.886% - 30-day SOFR Average), 8/15/42(2)	419	45,768
Series 4109, Class SA, 1.852%, (6.086% - 30-day SOFR Average), 9/15/32(2)	634	38,552
Series 4497, Class CS, 1.852%, (6.086% - 30-day SOFR Average), 9/15/44(2)	103	3,231
Series 4507, Class EI, 4.00%, 8/15/44	1,767	185,935
Series 4507, Class MI, 3.50%, 8/15/44	111	3,308
Series 4549, Class DS, 1.552%, (5.786% - 30-day SOFR Average), 8/15/45(2)	510	32,174
Series 4601, Class IN, 3.50%, 7/15/46	10,942	2,019,551
Series 4625, Class BI, 3.50%, 6/15/46	2,160	382,542
Series 4637, Class IP, 3.50%, 4/15/44	38	472
Series 4749, Class IL, 4.00%, 12/15/47	758	154,972
Series 4768, Class IO, 4.00%, 3/15/48	878	179,280
Series 4768, Class KI, 4.00%, 11/15/47	1,529	304,997
Series 4772, Class PI, 4.00%, 1/15/48	954	190,658
Series 4791, Class SA, 1.852%, (6.086% - 30-day SOFR Average), 5/15/48(2)	3,695	454,409
Series 4796, Class AS, 1.852%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,340	287,772
Series 4808, Class IB, 4.00%, 5/15/48	3,681	767,948
Series 4966, Class SY, 1.753%, (5.936% - 30-day SOFR Average), 4/25/50(2)	3,628	488,589
Series 5008, Class IE, 2.00%, 9/25/50	29,930	3,780,691
Series 5010, Class I, 2.00%, 9/25/50	26,465	3,369,449
Series 5010, Class IB, 2.00%, 9/25/50	39,054	4,933,248
Series 5010, Class IN, 2.00%, 9/25/50	44,281	5,549,481
Series 5010, Class NI, 2.00%, 9/25/50	13,097	1,647,024
Series 5016, Class UI, 2.00%, 9/25/50	12,497	1,578,639
Series 5017, Class DI, 2.00%, 9/25/50	25,887	3,270,039
Series 5019, Class CI, 2.00%, 10/25/50	21,213	2,712,631
Series 5020, Class CI, 2.00%, 9/25/50	5,221	642,748
Series 5024, Class CI, 2.00%, 10/25/50	52,524	6,617,865
Series 5025, Class GI, 2.00%, 10/25/50	9,186	1,182,991
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5028, Class TI, 2.00%, 10/25/50	$11,122	$ 1,051,460
Series 5038, Class DI, 2.00%, 11/25/50	64,809	8,139,512
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	26,705	844,725
Series 5156, Class IP, 3.00%, 12/25/49	20,277	3,173,222
Series 5191, Class IB, 2.50%, 2/25/51	43,644	7,114,296
Principal Only:(5)
Series 213, Class PO, 0.00%, 6/1/31	530	484,942
Series 239, Class PO, 0.00%, 8/15/36	372	301,152
Series 246, Class PO, 0.00%, 5/15/37	873	732,148
Series 3072, Class WO, 0.00%, 11/15/35	284	241,619
Series 3342, Class KO, 0.00%, 7/15/37	122	103,815
Series 3476, Class PO, 0.00%, 7/15/38	164	129,586
Series 3862, Class PO, 0.00%, 5/15/41	341	275,171
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,748,897
Federal National Mortgage Association:
Series G97-4, Class FA, 5.106%, (30-day SOFR Average + 0.914%), 6/17/27(1)	14	14,307
Series 2009-48, Class WA, 5.765%, 7/25/39(6)	108	110,362
Series 2009-62, Class WA, 5.586%, 8/25/39(6)	149	151,867
Series 2010-112, Class DZ, 4.00%, 10/25/40	247	234,033
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	99	98,403
Series 2012-51, Class FD, 4.877%, (30-day SOFR Average + 0.694%), 5/25/42(1)	12,035	11,915,378
Series 2012-103, Class ZP, 3.00%, 9/25/42	858	581,288
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	347,667
Series 2012-128, Class WS, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	547	376,724
Series 2012-134, Class ZT, 2.00%, 12/25/42	904	656,410
Series 2013-52, Class GA, 1.00%, 6/25/43	509	441,495
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(2)	2,651	1,602,802
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(1)	631	606,889
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%, Cap 5.00%), 6/25/43(1)	730	633,353
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(2)	1,883	1,179,600
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,063,883
Series 2017-15, Class LE, 3.00%, 6/25/46	81	80,421
Series 2017-56, Class KF, 5.429%, (30-day SOFR Average + 1.114%), 7/25/47(1)	561	540,218

2
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2017-56, Class KS, 0.571%, (4.886% - 30-day SOFR Average), 7/25/47(2)	$314	$ 159,035
Series 2019-1, Class FA, 4.897%, (30-day SOFR Average + 0.714%), 2/25/49(1)	4,803	4,744,305
Series 2019-8, Class FD, 4.997%, (30-day SOFR Average + 0.814%), 3/25/49(1)	14,903	14,862,780
Series 2019-9, Class LF, 4.847%, (30-day SOFR Average + 0.664%), 3/25/49(1)	5,670	5,604,060
Series 2019-16, Class AF, 4.847%, (30-day SOFR Average + 0.664%), 4/25/49(1)	5,535	5,454,100
Series 2020-63, Class ZN, 3.00%, 9/25/50	328	198,394
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,464	772,200
Series 2020-95, Class BZ, 2.50%, 1/25/51	336	172,204
Series 2020-96, Class EZ, 2.50%, 1/25/51	690	361,249
Series 2020-96, Class KZ, 2.50%, 1/25/51	328	172,267
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,114	620,583
Series 2021-11, Class KZ, 3.00%, 6/25/50	585	382,244
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,405	1,594,793
Series 2021-42, Class ZA, 3.00%, 2/25/51	5,095	3,481,030
Series 2021-45, Class DZ, 3.00%, 7/25/51	402	238,008
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,291	731,054
Series 2021-55, Class ZN, 2.50%, 8/25/51	372	206,475
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,537	885,038
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,537,163
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,454,368
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	24,282,872
Series 2023-61, Class BL, 6.00%, 12/25/53	5,000	5,158,506
Series 2024-21, Class GZ, 6.00%, 5/25/54	7,175	7,391,342
Series 2024-82, Class CF, 5.533%, (30-day SOFR Average + 1.35%), 11/25/54(1)	60,582	60,850,860
Series 2024-86, Class FC, 5.583%, (30-day SOFR Average + 1.40%), 12/25/54(1)	11,000	11,061,406
Series 2024-92, Class JM, 8.133%, (30-day SOFR Average + 3.95%), 12/25/54(1)	3,699	3,861,288
Series 2024-98, Class S, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,861	5,141,223
Series 2024-102, Class SA, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	7,431	7,897,790
Series 2024-105, Class KT, 0.125%, 1/25/55	10,503	8,969,730
Series 2025-2, Class BZ, 6.00%, 7/25/54	15,689	16,287,518
Series 2025-10, Class AS, 8.602%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(2)	3,581	3,969,408
Series 2025-12, Class FM, 8.183%, (30-day SOFR Average + 4.00%), 3/25/55(1)	4,785	4,969,817
Series 2025-15, Class FM, 8.033%, (30-day SOFR Average + 3.85%), 4/25/55(1)	4,841	5,042,165
Series 2025-16, Class NA, 7.333%, (30-day SOFR Average + 3.15%), 1/25/55(1)	10,539	10,631,210
Series 2025-29, Class MH, 8.233%, (30-day SOFR Average + 4.05%), 2/25/55(1)	5,150	5,343,902
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2025-33, Class ZW, 6.50%, 5/25/55	$31,281	$ 31,305,823
Series 2025-35, Class FE, 5.633%, (30-day SOFR Average + 1.45%), 5/25/55(1)	45,340	45,684,033
Series 2025-35, Class MT, 8.452%, (30-day SOFR Average + 5.00%), 5/25/55(1)	9,068	9,410,551
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(2)	9,858	9,894,102
Series 2025-89, Class UZ, 6.00%, 10/25/55	8,042	8,037,594
Series 2025-89, Class ZU, 6.00%, 10/25/55	11,588	11,584,290
Series 2025-91, Class UZ, 6.00%, 10/25/55	4,787	4,766,745
Interest Only:(4)
Series 2004-60, Class SW, 2.753%, (6.936% - 30-day SOFR Average), 4/25/34(2)	73	1,635
Series 2005-68, Class XI, 6.00%, 8/25/35	742	102,353
Series 2006-65, Class PS, 2.923%, (7.106% - 30-day SOFR Average), 7/25/36(2)	469	53,003
Series 2007-99, Class SD, 2.103%, (6.286% - 30-day SOFR Average), 10/25/37(2)	702	55,567
Series 2007-102, Class ST, 2.143%, (6.326% - 30-day SOFR Average), 11/25/37(2)	327	23,080
Series 2011-59, Class IW, 6.00%, 7/25/41	494	73,208
Series 2011-101, Class IC, 3.50%, 10/25/26	37	119
Series 2012-147, Class SA, 1.803%, (5.986% - 30-day SOFR Average), 1/25/43(2)	569	59,889
Series 2014-41, Class SA, 1.753%, (5.936% - 30-day SOFR Average), 7/25/44(2)	569	82,113
Series 2014-55, Class IL, 3.50%, 9/25/44	476	90,435
Series 2014-55, Class IN, 3.50%, 7/25/44	455	84,304
Series 2014-89, Class IO, 3.50%, 1/25/45	703	132,652
Series 2015-22, Class GI, 3.50%, 4/25/45	194	35,358
Series 2015-31, Class SG, 1.803%, (5.986% - 30-day SOFR Average), 5/25/45(2)	691	106,112
Series 2015-36, Class IL, 3.00%, 6/25/45	694	99,355
Series 2016-61, Class DI, 3.00%, 4/25/46	539	59,048
Series 2018-21, Class IO, 3.00%, 4/25/48	3,292	545,945
Series 2018-42, Class IA, 3.50%, 6/25/47	725	98,533
Series 2019-1, Class SA, 1.103%, (5.286% - 30-day SOFR Average), 2/25/49(2)	3,358	197,892
Series 2020-23, Class SP, 1.753%, (5.936% - 30-day SOFR Average), 2/25/50(2)	10,101	1,363,667
Series 2020-45, Class HI, 2.50%, 7/25/50	5,420	808,851
Series 2020-73, Class NI, 2.00%, 10/25/50	5,705	731,092
Series 2020-89, Class PI, 2.50%, 12/25/50	11,546	1,887,461
Series 2020-94, Class DI, 2.00%, 1/25/51	13,537	1,820,997
Series 2021-3, Class KI, 2.50%, 2/25/51	24,051	3,598,472
Series 2021-3, Class LI, 2.50%, 2/25/51	22,298	3,280,435
Series 2021-10, Class EI, 2.00%, 3/25/51	10,760	1,485,929
Series 2021-34, Class QI, 3.00%, 6/25/51	35,345	6,420,167
Series 2021-73, Class AI, 2.50%, 6/25/49	6,875	965,705

3
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-94, Class CI, 3.00%, 1/25/52	$9,008	$ 1,501,108
Series 2022-6, Class IO, 2.50%, 7/25/51	27,186	4,427,808
Principal Only:(5)
Series 379, Class 1, 0.00%, 5/25/37	781	649,735
Series 380, Class 1, 0.00%, 7/25/37	191	159,657
Series 2007-17, Class PO, 0.00%, 3/25/37	154	123,071
Series 2009-82, Class PO, 0.00%, 10/25/39	362	291,659
Series 2012-5, Class PO, 0.00%, 12/25/39	248	206,437
Series 2012-61, Class PO, 0.00%, 8/25/37	1,029	862,059
Series 2014-9, Class DO, 0.00%, 2/25/43	7,304	5,926,826
Series 2014-17, Class PO, 0.00%, 4/25/44	872	638,138
Government National Mortgage Association:
Series 2012-77, Class MT, 4.536%, (1 mo. SOFR + 0.504%), 5/16/41(1)	253	250,007
Series 2015-144, Class KB, 3.00%, 8/20/44	503	406,776
Series 2016-168, Class JF, 5.249%, (1 mo. SOFR + 1.114%), 11/20/46(1)	128	113,011
Series 2017-121, Class DF, 4.646%, (1 mo. SOFR + 0.614%), 8/20/47(1)	2,487	2,431,200
Series 2017-137, Class AF, 4.646%, (1 mo. SOFR + 0.614%), 9/20/47(1)	1,103	1,077,899
Series 2020-76, Class ZL, 2.75%, 5/20/50	329	136,340
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,685	1,035,298
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,697	2,160,505
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,781	2,528,643
Series 2021-25, Class JZ, 2.50%, 2/20/51	2,105	1,126,649
Series 2021-49, Class VZ, 2.50%, 3/20/51	22	11,073
Series 2021-77, Class ZG, 3.00%, 7/20/50	376	226,931
Series 2021-86, Class ZJ, 1.50%, 5/20/51	293	116,569
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,532	756,184
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,560	1,727,779
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,195	1,402,616
Series 2021-121, Class ZE, 2.50%, 7/20/51	133	68,676
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,765	1,942,700
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,308	867,903
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,940	4,434,662
Series 2021-177, Class JZ, 3.00%, 10/20/51	5,173	3,659,130
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,413	875,746
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,893	7,492,066
Series 2021-213, Class NZ, 3.00%, 12/20/51	8,121	6,063,968
Series 2021-214, Class LZ, 3.00%, 12/20/51	11,056	8,345,076
Series 2022-31, Class ZD, 3.00%, 2/20/52	843	500,776
Series 2022-175, Class SB, 7.393%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(2)	1,419	1,490,863
Series 2022-189, Class US, 7.393%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	9,081	10,028,643
Series 2022-195, Class AS, 7.645%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	2,921	3,322,196
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-197, Class SW, 6.279%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	$4,224	$ 4,417,723
Series 2022-208, Class YF, 5.184%, (30-day SOFR Average + 1.00%), 12/20/52(1)	19,179	19,208,489
Series 2022-211, Class HF, 5.184%, (30-day SOFR Average + 1.00%), 12/20/52(1)(3)	76,718	76,718,227
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	26,533,673
Series 2023-53, Class SE, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	9,982	10,841,517
Series 2023-63, Class LB, 6.00%, 5/20/53(3)	10,000	10,394,777
Series 2023-63, Class S, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	4,805	5,217,492
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,240,038
Series 2023-65, Class G, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	9,395	10,323,931
Series 2023-65, Class SB, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,718	2,913,547
Series 2023-65, Class SD, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,182	2,405,158
Series 2023-66, Class S, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,018	3,273,071
Series 2023-66, Class SD, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,207	1,309,228
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	19,086,132
Series 2023-83, Class GS, 8.355%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	5,129	5,804,289
Series 2023-83, Class S, 7.054%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	2,746	2,972,786
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,804,211
Series 2023-84, Class SN, 7.033%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	3,628	3,917,638
Series 2023-89, Class SD, 6.843%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	3,670	3,910,961
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	5,195,907
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,731,345
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	14,444,248
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,378,742
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	13,215,668
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	18,161,090
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	9,977,115
Series 2023-165, Class DY, 6.00%, 11/20/53	20,000	20,614,652
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	23,043,605
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	7,254,241
Series 2024-14, Class CY, 5.50%, 1/20/54	15,000	15,284,659
Series 2024-126, Class DY, 5.50%, 8/20/54	17,593	17,736,255
Series 2024-126, Class KY, 6.00%, 8/20/54	3,000	3,049,697
Series 2024-148, Class GB, 6.00%, 9/20/54	14,000	14,551,401
Series 2024-197, Class JY, 6.50%, 12/20/54	8,000	8,465,086
Series 2025-1, Class BY, 6.50%, 1/20/55	12,500	13,245,475

4
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-39, Class CM, 8.084%, (30-day SOFR Average + 3.90%), 3/20/55(1)	$9,711	$ 10,082,795
Series 2025-39, Class YM, 7.934%, (30-day SOFR Average + 3.75%), 3/20/55(1)	3,237	3,333,457
Series 2025-41, Class MT, 7.117%, (30-day SOFR Average + 2.933%), 3/20/65(1)	15,593	15,857,361
Series 2025-41, Class NT, 7.117%, (30-day SOFR Average + 2.933%), 3/20/55(1)	18,327	18,796,745
Series 2025-62, Class FM, 8.384%, (30-day SOFR Average + 4.20%), 4/20/55(1)	4,867	5,040,205
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(2)	11,028	11,353,880
Series 2025-64, Class FM, 8.444%, (30-day SOFR Average + 4.26%), 4/20/55(1)	9,776	10,121,758
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(2)	7,842	8,212,672
Series 2025-82, Class FL, 8.684%, (30-day SOFR Average + 4.50%), 5/20/55(1)	3,938	4,084,211
Series 2025-83, Class JM, 9.304%, (30-day SOFR Average + 5.12%), 5/20/55(1)	6,726	6,972,805
Series 2025-83, Class MU, 8.484%, (30-day SOFR Average + 4.30%), 4/20/55(1)	3,929	4,033,819
Series 2025-90, Class MB, 8.484%, (30-day SOFR Average + 4.30%), 5/20/55(1)	7,859	8,078,271
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	16,794	17,668,320
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	7,903	8,241,608
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(2)	1,976	2,072,693
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	11,851	12,383,458
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	4,939	5,182,103
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	7,903	8,286,444
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(2)	12,872	13,505,317
Series 2025-134, Class MC, 10.884%, (30-day SOFR Average + 6.70%), 6/20/55(1)	3,791	3,905,273
Series 2025-139, Class MT, 7.484%, (30-day SOFR Average + 3.30%), 4/20/55(1)	13,745	14,033,780
Series 2025-155, Class DZ, 6.00%, 9/20/55	13,014	13,006,115
Interest Only:(4)
Series 2014-98, Class IM, 0.00%, 1/20/43(6)	3,724	120,006
Series 2015-151, Class KI, 0.524%, 11/20/42(6)	4,217	123,259
Series 2017-104, Class SD, 2.055%, (6.086% - 1 mo. SOFR), 7/20/47(2)	1,811	228,244
Series 2017-121, Class DS, 0.355%, (4.386% - 1 mo. SOFR), 8/20/47(2)	2,023	90,173
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2018-127, Class SG, 2.105%, (6.136% - 1 mo. SOFR), 9/20/48(2)	$4,698	$ 544,787
Series 2019-27, Class SA, 1.905%, (5.936% - 1 mo. SOFR), 2/20/49(2)	1,564	174,033
Series 2019-38, Class SQ, 1.905%, (5.936% - 1 mo. SOFR), 3/20/49(2)	5,008	585,712
Series 2019-43, Class BS, 1.905%, (5.936% - 1 mo. SOFR), 4/20/49(2)	2,833	315,307
Series 2020-97, Class MI, 2.50%, 3/20/50	4,562	625,661
Series 2020-116, Class MI, 2.00%, 8/20/50	434	56,084
Series 2020-134, Class IM, 2.50%, 9/20/50	12,339	1,945,402
Series 2020-146, Class IQ, 2.00%, 10/20/50	116,768	14,387,435
Series 2020-146, Class QI, 2.00%, 10/20/50	35,036	4,288,981
Series 2020-151, Class AI, 2.00%, 10/20/50	73,862	9,551,074
Series 2020-162, Class BI, 2.00%, 10/20/50	16,820	2,187,707
Series 2020-167, Class KI, 2.00%, 11/20/50	73,512	9,077,084
Series 2020-167, Class YI, 2.00%, 11/20/50	89,564	11,609,961
Series 2020-173, Class DI, 2.00%, 11/20/50	73,542	9,528,876
Series 2020-176, Class AI, 2.00%, 11/20/50	24,870	3,223,553
Series 2020-176, Class HI, 2.50%, 11/20/50	16,871	2,661,332
Series 2020-181, Class TI, 2.00%, 12/20/50	72,013	9,374,370
Series 2020-185, Class BI, 2.00%, 12/20/50	14,423	1,877,645
Series 2021-9, Class GI, 2.00%, 1/20/51	35,024	4,583,342
Series 2021-15, Class AI, 2.00%, 1/20/51	19,103	2,500,173
Series 2021-23, Class TI, 2.50%, 2/20/51	9,748	1,513,895
Series 2021-30, Class AI, 2.00%, 2/20/51	8,308	1,095,640
Series 2021-46, Class IM, 2.50%, 3/20/51	3,955	602,342
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	12,501	81,127
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	4,592	29,453
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	13,773	322,298
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	8,436	193,226
Series 2021-97, Class IG, 2.50%, 8/20/49	60,188	7,054,075
Series 2021-97, Class QI, 3.00%, 6/20/51	13,422	2,258,343
Series 2021-98, Class EI, 3.00%, 6/20/51	26,207	4,054,932
Series 2021-114, Class MI, 3.00%, 6/20/51	9,802	1,630,931
Series 2021-122, Class NI, 3.00%, 7/20/51	6,726	1,131,583
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	16,412	424,380
Series 2021-131, Class QI, 3.00%, 7/20/51	24,423	3,077,835
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	18,512	46,115
Series 2021-160, Class DI, 3.00%, 9/20/51	24,628	4,350,900
Series 2021-160, Class IT, 2.50%, 9/20/51	34,178	3,951,479

5
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	$37,064	$ 105,009
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	18,657	52,712
Series 2021-193, Class IU, 3.00%, 11/20/49	52,563	7,401,388
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	42,301	308,419
Series 2021-196, Class GI, 3.00%, 11/20/51	25,706	4,115,595
Series 2021-201, Class PI, 3.00%, 11/20/51	20,792	2,384,364
Series 2021-209, Class IW, 3.00%, 11/20/51	13,687	1,825,941
Series 2022-104, Class IO, 2.50%, 6/20/51	21,512	3,110,679
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	165,054	1,021,847
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	18,339	113,539
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	49,219	687,678
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	36,679	536,329
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	106,278	868,072
Series 2023-13, Class SA, 1.216%, (5.40% - 30-day SOFR Average), 1/20/53(2)	8,075	368,956
Series 2023-19, Class SD, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(2)	11,900	758,165
Series 2023-20, Class HS, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(2)	8,229	522,857
Series 2023-22, Class ES, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(2)	10,972	697,143
Series 2023-22, Class SA, 1.516%, (5.70% - 30-day SOFR Average), 2/20/53(2)	14,158	679,256
Series 2023-24, Class SB, 0.966%, (5.15% - 30-day SOFR Average), 2/20/53(2)	21,944	787,864
Series 2023-24, Class SG, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(2)	10,972	697,143
Series 2023-32, Class SA, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(2)	37,030	2,352,858
Series 2023-38, Class LS, 2.116%, (6.30% - 30-day SOFR Average), 3/20/53(2)	16,331	1,019,474
Series 2023-47, Class HS, 2.116%, (6.30% - 30-day SOFR Average), 3/20/53(2)	5,444	339,825
Series 2023-47, Class SC, 2.066%, (6.25% - 30-day SOFR Average), 3/20/53(2)	8,197	503,502
Series 2023-53, Class SK, 2.016%, (6.20% - 30-day SOFR Average), 4/20/53(2)	22,143	1,339,854
Series 2023-65, Class BS, 1.966%, (6.15% - 30-day SOFR Average), 5/20/53(2)	21,952	1,094,165
Series 2024-64, Class EI, 6.50%, 4/20/64	4,973	628,595
Security	Principal Amount (000's omitted)	Value
Principal Only:(5)
Series 2009-117, Class PO, 0.00%, 12/16/39	$571	$ 449,645
Series 2010-88, Class OA, 0.00%, 7/20/40	395	304,540
Series 2015-24, Class KO, 0.00%, 6/20/35	315	288,907
Total Collateralized Mortgage Obligations (identified cost $1,780,631,029)		$1,735,926,254

Government National Mortgage Association Participation Agreements — 3.8%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.734%, 1/1/59(7)	$107,056	$ 107,615,308
Total Government National Mortgage Association Participation Agreements (identified cost $107,056,366)		$ 107,615,308

U.S. Department of Agriculture Loans — 2.1%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$1,784	$ 1,784,286
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,406	6,407,553
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	14,194	14,196,547
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,000	6,029,748
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	8,791	8,834,315
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	13,827	13,841,816
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 8/1/54(1)	7,640	7,641,452
Total U.S. Department of Agriculture Loans (identified cost $58,641,996)		$ 58,735,717

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(4)
Series 2021-SB91, Class X1, 0.56%, 8/25/41(6)	$41,610	$ 1,084,282

6
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-SB92, Class X1, 0.557%, 8/25/41(6)	$21,195	$ 573,542
Government National Mortgage Association:
Interest Only:(4)
Series 2021-101, Class IO, 0.676%, 4/16/63(6)	51,357	2,641,437
Series 2021-132, Class IO, 0.72%, 4/16/63(6)	55,088	2,965,479
Series 2021-144, Class IO, 0.823%, 4/16/63(6)	48,698	2,999,004
Series 2021-186, Class IO, 0.763%, 5/16/63(6)	45,618	2,471,625
Series 2022-3, Class IO, 0.64%, 2/16/61(6)	65,032	3,151,489
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $19,051,195)		$ 15,886,858

U.S. Government Agency Mortgage-Backed Securities — 70.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.263%, (COF + 1.254%), with maturity at 2029(8)	$3	$ 2,632
4.417%, (COF + 1.254%), with maturity at 2035(8)	34	32,877
4.50%, with maturity at 2035	165	163,791
4.524%, (COF + 1.252%), with maturity at 2032(8)	51	49,776
4.671%, (COF + 1.251%), with maturity at 2030(8)	54	52,690
5.00%, with maturity at 2052	3,911	3,859,582
5.284%, (5 yr. CMT + 2.515%), with maturity at 2032(8)	78	77,600
5.287%, (COF + 2.314%), with maturity at 2037(8)	109	108,056
5.50%, with various maturities to 2053	48,831	49,663,763
5.598%, (30-day SOFR Average + 2.37%), with maturity at 2052(8)	651	667,725
6.00%, with various maturities to 2055	41,709	42,770,439
6.124%, (30-day SOFR Average + 2.165%), with maturity at 2054(8)	1,663	1,697,912
6.197%, (1 yr. CMT + 1.975%), with maturity at 2034(8)	165	168,268
6.375%, (1 yr. CMT + 2.251%), with maturity at 2035(8)	732	746,356
6.431%, (1 yr. CMT + 2.238%), with maturity at 2036(8)	268	273,584
6.463%, (1 yr. CMT + 2.251%), with maturity at 2038(8)	241	246,182
6.493%, (1 yr. CMT + 2.348%), with maturity at 2036(8)	238	243,738
6.50%, with various maturities to 2055	99,545	103,339,830
7.00%, with maturity at 2033	20	20,675
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
3.00%, with various maturities to 2050	$13,690	$ 12,332,228
4.206%, (COF + 1.25%), with various maturities to 2027(8)	12	12,159
4.21%, (COF + 1.254%), with various maturities to 2035(8)	123	119,759
4.219%, (COF + 1.254%), with various maturities to 2034(8)	159	156,859
4.27%, (COF + 1.254%), with maturity at 2034(8)	39	38,898
4.438%, (COF + 1.261%), with maturity at 2036(8)	59	57,366
4.566%, (COF + 1.329%), with maturity at 2036(8)	34	33,273
4.651%, (COF + 1.695%), with maturity at 2029(8)	0(9)	91
4.656%, (COF + 1.259%), with maturity at 2036(8)	12	11,776
4.668%, (COF + 1.497%), with maturity at 2029(8)	76	76,284
4.707%, (COF + 1.232%), with maturity at 2037(8)	19	18,810
4.75%, (COF + 1.257%), with maturity at 2038(8)	2	2,348
4.755%, (COF + 1.799%), with maturity at 2034(8)	113	111,336
4.818%, (COF + 1.853%), with maturity at 2034(8)	14	13,495
4.956%, (COF + 1.74%), with maturity at 2035(8)	121	119,812
5.00%, with various maturities to 2048	1,011	1,002,057
5.118%, (COF + 1.791%), with maturity at 2035(8)	85	84,017
5.136%, (COF + 1.80%), with maturity at 2036(8)	151	148,599
5.295%, (COF + 2.295%), with maturity at 2026(8)	3	2,519
5.50%, with various maturities to 2052	28,983	29,467,387
5.611%, (COF + 1.739%), with maturity at 2034(8)	25	24,647
5.948%, (30-day SOFR Average + 2.05%), with maturity at 2054(8)	1,762	1,816,425
6.00%, with various maturities to 2054	15,858	16,407,917
6.00%, (30-day SOFR Average + 2.256%), with maturity at 2054(8)	2,195	2,261,069
6.053%, (1 yr. CMT + 2.007%), with maturity at 2033(8)	108	110,168
6.07%, (1 yr. CMT + 2.195%), with maturity at 2031(8)	7	6,653
6.191%, (1 yr. CMT + 2.096%), with maturity at 2037(8)	235	239,874
6.208%, (1 yr. CMT + 2.083%), with maturity at 2040(8)	106	108,520
6.265%, (1 yr. CMT + 2.156%), with maturity at 2036(8)	93	94,714

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.291%, (1 yr. CMT + 2.247%), with maturity at 2033(8)	$634	$ 647,893
6.323%, (1 yr. CMT + 2.196%), with maturity at 2039(8)	554	566,054
6.353%, (COF + 2.004%), with maturity at 2032(8)	15	14,961
6.50%, with various maturities to 2055	47,229	49,084,453
6.636%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(8)	261	268,163
6.753%, (1 yr. CMT + 2.588%), with maturity at 2038(8)	249	255,516
6.925%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(8)	72	74,732
7.00%, with maturity at 2054	1,741	1,812,422
7.50%, with maturity at 2054	259	269,386
Government National Mortgage Association:
2.50%, with maturity at 2051	1,810	1,556,529
4.00%, with various maturities to 2052	2,470	2,348,223
4.50%, with various maturities to 2052	40,327	39,597,094
4.75%, (1 yr. CMT + 1.50%), with maturity at 2027(8)	16	16,514
5.00%, 30-Year, TBA(10)	100,000	99,579,080
5.00%, (1 yr. CMT + 1.50%), with maturity at 2026(8)	6	6,340
5.00%, with various maturities to 2052	75,640	76,127,989
5.50%, with various maturities to 2062	92,771	94,803,260
6.00%, with various maturities to 2063	103,520	107,213,484
6.50%, with various maturities to 2065	91,221	94,626,358
7.00%, with maturity at 2055(11)	2,898	2,956,949
7.00%, with various maturities to 2065	99,079	101,672,839
7.50%, with various maturities to 2064	8,784	8,996,377
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(10)	223,000	197,616,334
5.50%, 30-Year, TBA(10)	315,200	318,524,367
6.00%, 30-Year, TBA(10)	402,275	411,467,607
6.50%, 30-Year, TBA(10)	92,900	96,209,567
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,970,379,772)		$1,975,377,027

U.S. Government Guaranteed Small Business Administration Pools & Loans — 1.0%
Security	Principal Amount (000's omitted)	Value
6.25%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	$10,631	$ 11,182,858
Security	Principal Amount (000's omitted)	Value
6.575%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	$7,622	$ 8,105,394
SBA IO Trust:
Interest Only:(12)(13)(14)
Series 2018-5, Class A, 2.11%, 6/27/44	40,539	1,594,536
Series 2019-1, Class A, 2.37%, 9/25/45	113,688	5,920,051
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $56,486,478)		$ 26,802,839

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(15)	44,144,647	$ 44,144,647
Total Short-Term Investments (identified cost $44,144,647)		$ 44,144,647
Total Purchased Swaptions — 0.0%† (identified cost $639,460)		$ 691,500
Total Investments — 142.3% (identified cost $4,037,030,943)		$3,965,180,150

TBA Sale Commitments — (9.1)%
U.S. Government Agency Mortgage-Backed Securities — (9.1)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(10)	$ (237,000)	$ (213,093,763)
4.00%, 30-Year, TBA(10)	(1,600)	(1,513,240)
4.50%, 30-Year, TBA(10)	(40,700)	(39,730,196)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $255,957,898)		$ (254,337,199)
Total TBA Sale Commitments (proceeds $255,957,898)		$ (254,337,199)
Other Assets, Less Liabilities — (33.2)%		$ (923,937,229)
Net Assets — 100.0%		$2,786,905,722

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2025.
(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(7)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(8)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2025.
(9)	Principal amount is less than $500.
(10)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	When-issued security.
(12)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(13)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $7,514,587 or 0.3% of the Fund's net assets.
(14)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2025, of all interest only securities comprising the trust.
(15)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of October 31, 2025.

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/6/28 to pay 3.64% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	250,000,000	5/4/26	$691,500
Total					$691,500
†	Amount is less than 0.05% or (0.05)%, as applicable.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	618	Long	12/31/25	$ 67,492,360	$ (502,600)
U.S. 10-Year Treasury Note	(408)	Short	12/19/25	(45,970,125)	(277,627)
U.S. Long Treasury Bond	(380)	Short	12/19/25	(44,578,750)	(1,134,849)
U.S. Ultra 10-Year Treasury Note	(739)	Short	12/19/25	(85,342,953)	(1,119,273)
					$(3,034,349)
9
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	120,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	$44,784,280	$ —	$44,784,280
Total						$44,784,280	$ —	$44,784,280
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
OTC	– Over-the-counter
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
10
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $3,992,886,296)	$3,921,035,503
Affiliated investments, at value (identified cost $44,144,647)	44,144,647
Deposits for forward purchase commitments	2,693,000
Deposits for reverse repurchase agreements	4,420,000
Deposits for derivatives collateral:
Futures contracts	3,553,325
Centrally cleared swap contracts	8,174,773
OTC swaptions	292,000
Interest receivable	15,747,603
Dividends receivable from affiliated investments	155,735
Receivable for investments sold	325,243,583
Receivable for TBA sale commitments	255,957,898
Receivable for Fund shares sold	4,013,801
Receivable for variation margin on open futures contracts	165,831
Receivable for variation margin on open centrally cleared swap contracts	522,237
Trustees' deferred compensation plan	120,830
Total assets	$4,586,240,766
Liabilities
Cash collateral due to brokers	$2,235,000
Payable for reverse repurchase agreements, including accrued interest of $10,091	85,180,824
Payable for when-issued/forward commitment securities	1,448,428,764
TBA sale commitments, at value (proceeds receivable $255,957,898)	254,337,199
Payable for Fund shares redeemed	5,524,306
Distributions payable	1,515,946
Payable to affiliates:
Investment adviser fee	1,125,199
Distribution and service fees	117,387
Sub-transfer agency fee	9,574
Trustees' fees	9,042
Trustees' deferred compensation plan	120,830
Accrued expenses	730,973
Total liabilities	$1,799,335,044
Net Assets	$2,786,905,722
Sources of Net Assets
Paid-in capital	$3,514,189,544
Accumulated loss	(727,283,822)
Net Assets	$2,786,905,722
Advisers Class Shares
Net Assets	$101,388,569
Shares Outstanding	13,863,983
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.31
Class A Shares
Net Assets	$359,751,300
Shares Outstanding	49,157,471
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.32
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$7.49
11
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class C Shares
Net Assets	$27,966,626
Shares Outstanding	3,815,598
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.33
Class I Shares
Net Assets	$2,297,799,227
Shares Outstanding	314,292,057
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.31
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$2,295,746
Interest income	141,809,032
Total investment income	$144,104,778
Expenses
Investment adviser fee	$12,764,035
Distribution and service fees:
Advisers Class	210,960
Class A	905,554
Class C	257,023
Trustees’ fees and expenses	108,772
Custodian fee	646,364
Transfer and dividend disbursing agent fees	1,270,847
Legal and accounting services	163,820
Printing and postage	316,640
Registration fees	123,131
Interest expense and fees	1,425,159
Miscellaneous	37,717
Total expenses	$18,230,022
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$77,531
Total expense reductions	$77,531
Net expenses	$18,152,491
Net investment income	$125,952,287
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(99,836,226)
Written swaptions	(989,767)
Futures contracts	(8,328,354)
Swap contracts	92,408,361
Net realized loss	$(16,745,986)
Change in unrealized appreciation (depreciation):
Investments	$169,066,001
TBA sale commitments	(3,718,227)
Futures contracts	(730,053)
Swap contracts	(74,385,450)
Net change in unrealized appreciation (depreciation)	$90,232,271
Net realized and unrealized gain	$73,486,285
Net increase in net assets from operations	$199,438,572
13
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$125,952,287	$112,191,271
Net realized gain (loss)	(16,745,986)	23,327,255
Net change in unrealized appreciation (depreciation)	90,232,271	46,736,360
Net increase in net assets from operations	$199,438,572	$182,254,886
Distributions to shareholders:
Advisers Class	$(4,308,575)	$(3,362,919)
Class A	(18,602,888)	(24,372,619)
Class C	(1,389,294)	(2,090,150)
Class I	(115,720,372)	(129,732,267)
Total distributions to shareholders	$(140,021,129)	$(159,557,955)
Tax return of capital to shareholders:
Advisers Class	$(386,789)	$(240,546)
Class A	(1,603,457)	(1,778,543)
Class C	(117,112)	(149,829)
Class I	(10,085,553)	(9,498,224)
Total tax return of capital to shareholders	$(12,192,911)	$(11,667,142)
Transactions in shares of beneficial interest:
Advisers Class	$34,974,363	$(7,539,920)
Class A	(18,683,704)	(95,846,791)
Class C	(6,973,562)	(12,028,911)
Class I	180,138,724	(394,583,850)
Net increase (decrease) in net assets from Fund share transactions	$189,455,821	$(509,999,472)
Net increase (decrease) in net assets	$236,680,353	$(498,969,683)
Net Assets
At beginning of year	$2,550,225,369	$3,049,195,052
At end of year	$2,786,905,722	$2,550,225,369
14
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Financial Highlights

	Advisers Class
	Year Ended October 31,				Period Ended October 31,
	2025	2024	2023	2022	2021(1)
Net asset value — Beginning of period	$7.18	$7.17	$7.61	$7.99	$8.10
Income (Loss) From Operations
Net investment income(2)	$0.33	$0.30	$0.30	$0.13	$0.03
Net realized and unrealized gain (loss)	0.20	0.17	(0.37)	(0.35)	(0.09)
Total income (loss) from operations	$0.53	$0.47	$(0.07)	$(0.22)	$(0.06)
Less Distributions
From net investment income	$(0.37)	$(0.43)	$(0.37)	$(0.14)	$(0.05)
Tax return of capital	(0.03)	(0.03)	—	(0.02)	(0.00)(3)
Total distributions	$(0.40)	$(0.46)	$(0.37)	$(0.16)	$(0.05)
Net asset value — End of period	$7.31	$7.18	$7.17	$7.61	$7.99
Total Return(4)	7.61%	6.64%	(0.92)%	(2.73)%	(0.70)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,389	$64,940	$72,272	$201,056	$276,067
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.89%(7)	1.40%(7)	1.02%(7)	0.79%(7)	0.75%(8)
Net expenses	0.89%(7)(9)	1.40%(7)(9)	1.02%(7)(9)	0.79%(7)(9)	0.75%(8)
Net investment income	4.58%	4.08%	4.08%	1.69%	0.90%(8)
Portfolio Turnover(10)	580%	712%	711%	798%	310%(11)
(1)	For the period from the commencement of operations, May 17, 2021, to October 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.05%, 0.55%, 0.20% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
(11)	For the year ended October 31, 2021.
15
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Financial Highlights — continued

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.19	$7.17	$7.61	$8.00	$8.12
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.30	$0.30	$0.13	$0.07
Net realized and unrealized gain (loss)	0.21	0.18	(0.37)	(0.36)	(0.07)
Total income (loss) from operations	$0.54	$0.48	$(0.07)	$(0.23)	$0.00
Less Distributions
From net investment income	$(0.38)	$(0.43)	$(0.37)	$(0.14)	$(0.11)
Tax return of capital	(0.03)	(0.03)	—	(0.02)	(0.01)
Total distributions	$(0.41)	$(0.46)	$(0.37)	$(0.16)	$(0.12)
Net asset value — End of year	$7.32	$7.19	$7.17	$7.61	$8.00
Total Return(2)	7.62%	6.80%	(0.92)%	(2.85)%	(0.01)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$359,751	$371,893	$465,670	$879,760	$2,018,166
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.89%(4)	1.40%(4)	1.02%(4)	0.79%(4)	0.77%
Net expenses	0.89%(4)(5)	1.40%(4)(5)	1.02%(4)(5)	0.79%(4)(5)	0.77%
Net investment income	4.57%	4.08%	4.07%	1.61%	0.89%
Portfolio Turnover(6)	580%	712%	711%	798%	310%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on reverse repurchase agreements, of 0.05%, 0.55%, 0.20% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(6)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.20	$7.18	$7.62	$8.01	$8.13
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.25	$0.26	$0.09	$0.02
Net realized and unrealized gain (loss)	0.20	0.18	(0.37)	(0.36)	(0.07)
Total income (loss) from operations	$0.49	$0.43	$(0.11)	$(0.27)	$(0.05)
Less Distributions
From net investment income	$(0.33)	$(0.38)	$(0.33)	$(0.11)	$(0.07)
Tax return of capital	(0.03)	(0.03)	—	(0.01)	(0.00)(2)
Total distributions	$(0.36)	$(0.41)	$(0.33)	$(0.12)	$(0.07)
Net asset value — End of year	$7.33	$7.20	$7.18	$7.62	$8.01
Total Return(3)	6.98%	6.14%	(1.51)%	(3.43)%	(0.60)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$27,967	$34,387	$46,203	$72,212	$103,518
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.49%(5)	2.00%(5)	1.62%(5)	1.39%(5)	1.37%
Net expenses	1.49%(5)(6)	2.00%(5)(6)	1.62%(5)(6)	1.39%(5)(6)	1.37%
Net investment income	3.96%	3.48%	3.47%	1.11%	0.30%
Portfolio Turnover(7)	580%	712%	711%	798%	310%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense, including on reverse repurchase agreements, of 0.05%, 0.55%, 0.20% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.18	$7.16	$7.60	$7.99	$8.11
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.31	$0.32	$0.15	$0.09
Net realized and unrealized gain (loss)	0.20	0.19	(0.37)	(0.36)	(0.07)
Total income (loss) from operations	$0.55	$0.50	$(0.05)	$(0.21)	$0.02
Less Distributions
From net investment income	$(0.39)	$(0.45)	$(0.39)	$(0.16)	$(0.13)
Tax return of capital	(0.03)	(0.03)	—	(0.02)	(0.01)
Total distributions	$(0.42)	$(0.48)	$(0.39)	$(0.18)	$(0.14)
Net asset value — End of year	$7.31	$7.18	$7.16	$7.60	$7.99
Total Return(2)	7.88%	7.05%	(0.81)%	(2.49)%	0.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,297,799	$2,079,005	$2,465,050	$4,738,534	$7,682,437
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.64%(4)	1.15%(4)	0.77%(4)	0.54%(4)	0.52%
Net expenses	0.64%(4)(5)	1.15%(4)(5)	0.77%(4)(5)	0.54%(4)(5)	0.52%
Net investment income	4.82%	4.33%	4.32%	1.94%	1.15%
Portfolio Turnover(6)	580%	712%	711%	798%	310%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on reverse repurchase agreements, of 0.05%, 0.55%, 0.20% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(6)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
19

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price
20

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements — continued

established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
M  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
N  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
O  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$140,021,129	$159,557,955
Tax return of capital	$12,192,911	$11,667,142
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(696,307,261)
Net unrealized depreciation	(29,460,615)
Distributions payable	(1,515,946)
Accumulated loss	$(727,283,822)
21

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements — continued

At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $696,307,261 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $445,750,129 are short-term and $250,557,132 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, TBA sale commitments and reverse repurchase agreements, of the Fund at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,698,195,201
Gross unrealized appreciation	$157,160,604
Gross unrealized depreciation	(186,621,219)
Net unrealized depreciation	$(29,460,615)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5000%
$1 billion but less than $2.5 billion	0.4750%
$2.5 billion but less than $5 billion	0.4550%
$5 billion but less than $10 billion	0.4400%
$10 billion but less than $15 billion	0.4300%
$15 billion but less than $20 billion	0.4225%
$20 billion and over	0.4175%
Pursuant to an amendment to the investment advisory agreement dated April 29, 2022, BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $10 billion and over from 0.4400% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. For the year ended October 31, 2025, the Fund’s investment adviser fee amounted to $12,764,035 or 0.48% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $77,531 relating to the Fund's investment in the Liquidity Fund.
BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.85%, 0.85%, 1.45% and 0.60% of the Fund’s average daily net assets for Advisers Class, Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, no operating expenses were waived and/or reimbursed by BMR for the year ended October 31, 2025.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $33,486 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,579 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
22

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $210,960 for Advisers Class shares and $905,554 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $181,428 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $75,595 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.25% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $8,915 and $1,794 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities, paydowns and TBA transactions, aggregated $19,708,939,896 and $19,286,727,628, respectively, for the year ended October 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	8,060,874	$ 58,540,186	3,899,807	$ 28,351,377
Issued to shareholders electing to receive payments of distributions in Fund shares	644,942	4,695,011	496,356	3,602,837
Redemptions	(3,884,925)	(28,260,834)	(5,437,531)	(39,494,134)
Net increase (decrease)	4,820,891	$ 34,974,363	(1,041,368)	$ (7,539,920)
23

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	11,986,541	$ 87,206,544	9,901,978	$ 71,972,831
Issued to shareholders electing to receive payments of distributions in Fund shares	2,634,510	19,180,368	3,425,989	24,875,205
Redemptions	(17,214,105)	(125,070,616)	(26,507,966)	(192,694,827)
Net decrease	(2,593,054)	$ (18,683,704)	(13,179,999)	$ (95,846,791)
Class C
Sales	685,688	$ 4,995,383	530,702	$ 3,874,206
Issued to shareholders electing to receive payments of distributions in Fund shares	201,776	1,470,809	302,888	2,202,668
Redemptions	(1,849,858)	(13,439,754)	(2,489,141)	(18,105,785)
Net decrease	(962,394)	$ (6,973,562)	(1,655,551)	$ (12,028,911)
Class I
Sales	140,436,579	$1,019,543,403	145,761,147	$1,058,858,769
Issued to shareholders electing to receive payments of distributions in Fund shares	14,937,995	108,667,053	17,232,712	124,989,941
Redemptions	(130,713,167)	(948,071,732)	(217,484,893)	(1,578,432,560)
Net increase (decrease)	24,661,407	$ 180,138,724	(54,491,034)	$ (394,583,850)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At October 31, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Fund invests (except for written swaptions as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a
24

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements — continued

particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at October 31, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased swaptions	$691,500(1)	$ —
Futures contracts	—	(3,034,349)(2)
Swap contracts (centrally cleared)	44,784,280(2)	—
Total	$45,475,780	$(3,034,349)
Derivatives not subject to master netting or similar agreements	$44,784,280	$(3,034,349)
Total Derivatives subject to master netting or similar agreements	$691,500	$ —
(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
JPMorgan Chase Bank, N.A.	$691,500	$ —	$ —	$(292,000)	$399,500
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
25

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended October 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased swaptions	$(918,605)(1)	$52,040(2)
Written swaptions	(989,767)(3)	—
Futures contracts	(8,328,354)(4)	(730,053)(5)
Swap contracts	92,408,361(6)	(74,385,450)(7)
Total	$82,171,635	$(75,063,463)
(1)	Statement of Operations location: Net realized gain (loss): Investment transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Investments.
(3)	Statement of Operations location: Net realized gain (loss): Written swaptions.
(4)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(5)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
(6)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(7)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Written Swaptions	Swap Contracts
$349,009,000	$242,583,000	$103,846,000	$7,692,000	$300,400,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
26

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements — continued

10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	10/30/25	11/10/25	4.28%	$18,169,969	$18,172,129
Bank of Montreal	10/30/25	On Demand(1)	4.28	25,437,956	25,440,981
MUFG Securities Americas, Inc.	10/30/25	On Demand(1)	4.25	41,562,808	41,567,714
Total				$85,170,733	$85,180,824
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Collateralized Mortgage Obligations.
The Fund also pledged cash of $1,250,000 to MUFG Securities Americas, Inc. and $3,170,000 to Bank of Montreal as additional collateral for its reverse repurchase obligations.
For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $28,370,000 and 4.67%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at October 31, 2025.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of October 31, 2025.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
Bank of Montreal	$(43,613,110)	$ —	$43,613,110	$ —	$ —
MUFG Securities Americas, Inc.	(41,567,714)	—	41,567,714	—	—
	$(85,180,824)	$ —	$85,180,824	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
27

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Notes to Financial Statements — continued

11  Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $44,144,647, which represents 1.6% of the Fund's net assets. Transactions in such investments by the Fund for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,523,153	$1,523,318,844	$(1,491,697,350)	$ —	$ —	$44,144,647	$2,295,746	44,144,647
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,735,926,254	$ —	$1,735,926,254
Government National Mortgage Association Participation Agreements	—	107,615,308	—	107,615,308
U.S. Department of Agriculture Loans	—	58,735,717	—	58,735,717
U.S. Government Agency Commercial Mortgage-Backed Securities	—	15,886,858	—	15,886,858
U.S. Government Agency Mortgage-Backed Securities	—	1,975,377,027	—	1,975,377,027
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	26,802,839	—	26,802,839
Short-Term Investments	44,144,647	—	—	44,144,647
Purchased Interest Rate Swaptions	—	691,500	—	691,500
Total Investments	$44,144,647	$3,921,035,503	$ —	$3,965,180,150
Swap Contracts	$ —	$ 44,784,280	$ —	$ 44,784,280
Total	$44,144,647	$3,965,819,783	$ —	$4,009,964,430
Liability Description
TBA Sale Commitments	$ —	$ (254,337,199)	$ —	$ (254,337,199)
Futures Contracts	(3,034,349)	—	—	(3,034,349)
Total	$(3,034,349)	$ (254,337,199)	$ —	$ (257,371,548)
28

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Short Duration Government Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Government Income Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
29

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 95.65% of distributions from net investment income as a 163(j) interest dividend.
30

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
31

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
32

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration Government Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in investment grade and other income securities, including in investing in securities issued, backed or otherwise guaranteed by the U.S. government. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index and lower than its secondary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
33

Eaton Vance
Short Duration Government Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
34

EALDX-NCSR    10.31.25

Eaton Vance
Global Macro Absolute Return Advantage Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Global Macro Absolute Return Advantage Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost $3,224,115,789)	$3,434,228,612
Receivable for Fund shares sold	5,777,548
Receivable from affiliates	416,579
Total assets	$3,440,422,739
Liabilities
Payable for Fund shares redeemed	$1,457,737
Payable to affiliates:
Distribution and service fees	129,448
Sub-transfer agency fee	12,052
Trustees' fees	43
Payable for transfer and dividend disbursing agent fees	311,753
Payable for printing and postage	189,571
Accrued expenses	130,155
Total liabilities	$2,230,759
Net Assets	$3,438,191,980
Sources of Net Assets
Paid-in capital	$3,359,882,151
Distributable earnings	78,309,829
Net Assets	$3,438,191,980
Class A Shares
Net Assets	$574,495,456
Shares Outstanding	48,622,111
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.82
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$12.22
Class C Shares
Net Assets	$12,877,472
Shares Outstanding	1,119,365
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.50
Class I Shares
Net Assets	$2,019,463,637
Shares Outstanding	168,009,417
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.02
Class R Shares
Net Assets	$1,407,789
Shares Outstanding	120,993
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.64
1
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class R6 Shares
Net Assets	$829,947,626
Shares Outstanding	69,198,490
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.99
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $560,916)	$15,532,458
Interest income allocated from Portfolio (net of foreign taxes withheld of $8,065,126)	227,310,225
Other income allocated from Portfolio	865,284
Expenses, excluding interest and dividend expense, allocated from Portfolio	(25,022,361)
Interest and dividend expense allocated from Portfolio	(29,061,734)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	139,212
Total investment income from Portfolio	$189,763,084
Expenses
Distribution and service fees:
Class A	$998,479
Class C	91,312
Class R	6,756
Trustees’ fees and expenses	500
Custodian fee	63,441
Transfer and dividend disbursing agent fees	1,548,223
Legal and accounting services	153,065
Printing and postage	230,738
Registration fees	212,851
Miscellaneous	52,280
Total expenses	$3,357,645
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,365,144
Total expense reductions	$1,365,144
Net expenses	$1,992,501
Net investment income	$187,770,583
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$64,014,175
Written options	1,018,741
Securities sold short	1,040,326
Futures contracts	(12,492,674)
Swap contracts	6,479,230
Foreign currency transactions	(2,403,438)
Forward foreign currency exchange contracts	(23,350,652)
Non-deliverable bond forward contracts	(219,054)
Net realized gain	$34,086,654
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $18,937)	$225,303,841
Written options	114,740
Securities sold short	(13,367,195)
Futures contracts	624,245
Swap contracts	(2,158,295)
Foreign currency	570,253
Forward foreign currency exchange contracts	4,879,089
Non-deliverable bond forward contracts	(558,517)
Net change in unrealized appreciation (depreciation)	$215,408,161
Net realized and unrealized gain	$249,494,815
Net increase in net assets from operations	$437,265,398
3
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$187,770,583	$139,549,891
Net realized gain (loss)	34,086,654	(80,786,099)
Net change in unrealized appreciation (depreciation)	215,408,161	118,656,639
Net increase in net assets from operations	$437,265,398	$177,420,431
Distributions to shareholders:
Class A	$(18,077,532)	$(8,221,994)
Class C	(387,043)	(175,661)
Class I	(57,290,735)	(29,881,618)
Class R	(61,788)	(40,321)
Class R6	(44,693,036)	(23,171,574)
Total distributions to shareholders	$(120,510,134)	$(61,491,168)
Transactions in shares of beneficial interest:
Class A	$233,173,438	$13,622,715
Class C	3,904,830	(946,360)
Class I	863,164,889	53,311,272
Class R	119,589	(400,531)
Class R6	20,693,852	12,535,856
Net increase in net assets from Fund share transactions	$1,121,056,598	$78,122,952
Net increase in net assets	$1,437,811,862	$194,052,215
Net Assets
At beginning of year	$2,000,380,118	$1,806,327,903
At end of year	$3,438,191,980	$2,000,380,118
4
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.53	$9.91	$9.48	$10.45	$10.45
Income (Loss) From Operations
Net investment income(1)	$0.80	$0.73	$0.56	$0.53	$0.52
Net realized and unrealized gain (loss)	1.09	0.20	0.30	(1.04)	0.05
Total income (loss) from operations	$1.89	$0.93	$0.86	$(0.51)	$0.57
Less Distributions
From net investment income	$(0.60)	$(0.31)	$(0.43)	$(0.46)	$(0.57)
Total distributions	$(0.60)	$(0.31)	$(0.43)	$(0.46)	$(0.57)
Net asset value — End of year	$11.82	$10.53	$9.91	$9.48	$10.45
Total Return(2)	18.84%	9.63%	9.16%	(5.02)%	5.52%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$574,495	$289,366	$258,776	$151,818	$676,641
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	2.54%	2.32%	2.07%	1.62%	1.57%
Net expenses(5)	2.47%(6)	2.22%(6)	1.99%(6)	1.51%(6)	1.46%
Net investment income	7.30%	7.10%	5.69%	5.31%	5.03%
Portfolio Turnover of the Portfolio	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.26	$9.64	$9.23	$10.18	$10.15
Income (Loss) From Operations
Net investment income(1)	$0.71	$0.63	$0.48	$0.50	$0.44
Net realized and unrealized gain (loss)	1.05	0.21	0.28	(1.06)	0.04
Total income (loss) from operations	$1.76	$0.84	$0.76	$(0.56)	$0.48
Less Distributions
From net investment income	$(0.52)	$(0.22)	$(0.35)	$(0.39)	$(0.45)
Total distributions	$(0.52)	$(0.22)	$(0.35)	$(0.39)	$(0.45)
Net asset value — End of year	$11.50	$10.26	$9.64	$9.23	$10.18
Total Return(2)	17.98%	8.84%	8.31%	(5.69)%	4.85%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,877	$7,832	$8,278	$10,906	$14,020
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	3.29%	3.07%	2.79%	2.32%	2.27%
Net expenses(5)	3.22%(6)	2.97%(6)	2.71%(6)	2.21%(6)	2.16%
Net investment income	6.62%	6.28%	5.05%	5.16%	4.33%
Portfolio Turnover of the Portfolio	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.70	$10.06	$9.64	$10.62	$10.61
Income (Loss) From Operations
Net investment income(1)	$0.84	$0.77	$0.59	$0.62	$0.57
Net realized and unrealized gain (loss)	1.10	0.21	0.29	(1.10)	0.04
Total income (loss) from operations	$1.94	$0.98	$0.88	$(0.48)	$0.61
Less Distributions
From net investment income	$(0.62)	$(0.34)	$(0.46)	$(0.50)	$(0.60)
Total distributions	$(0.62)	$(0.34)	$(0.46)	$(0.50)	$(0.60)
Net asset value — End of year	$12.02	$10.70	$10.06	$9.64	$10.62
Total Return(2)	19.09%	9.97%	9.39%	(4.79)%	5.93%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,019,464	$980,907	$870,694	$803,281	$836,706
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	2.30%	2.07%	1.79%	1.32%	1.27%
Net expenses(5)	2.22%(6)	1.97%(6)	1.71%(6)	1.21%(6)	1.16%
Net investment income	7.52%	7.33%	5.96%	6.22%	5.35%
Portfolio Turnover of the Portfolio	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
7
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Financial Highlights — continued

	Class R
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.37	$9.76	$9.36	$10.33	$10.33
Income (Loss) From Operations
Net investment income(1)	$0.77	$0.68	$0.53	$0.55	$0.50
Net realized and unrealized gain (loss)	1.06	0.22	0.28	(1.07)	0.05
Total income (loss) from operations	$1.83	$0.90	$0.81	$(0.52)	$0.55
Less Distributions
From net investment income	$(0.56)	$(0.29)	$(0.41)	$(0.45)	$(0.55)
Total distributions	$(0.56)	$(0.29)	$(0.41)	$(0.45)	$(0.55)
Net asset value — End of year	$11.64	$10.37	$9.76	$9.36	$10.33
Total Return(2)	18.53%	9.41%	8.91%	(5.29)%	5.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,408	$1,121	$1,441	$1,340	$1,398
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	2.79%	2.57%	2.29%	1.82%	1.77%
Net expenses(5)	2.72%(6)	2.47%(6)	2.21%(6)	1.71%(6)	1.66%
Net investment income	7.13%	6.74%	5.48%	5.71%	4.82%
Portfolio Turnover of the Portfolio	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
8
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.69	$10.05	$9.63	$10.63	$10.62
Income (Loss) From Operations
Net investment income(1)	$0.86	$0.77	$0.60	$0.62	$0.57
Net realized and unrealized gain (loss)	1.07	0.22	0.29	(1.11)	0.05
Total income (loss) from operations	$1.93	$0.99	$0.89	$(0.49)	$0.62
Less Distributions
From net investment income	$(0.63)	$(0.35)	$(0.47)	$(0.51)	$(0.61)
Total distributions	$(0.63)	$(0.35)	$(0.47)	$(0.51)	$(0.61)
Net asset value — End of year	$11.99	$10.69	$10.05	$9.63	$10.63
Total Return(2)	19.12%	9.97%	9.60%	(4.84)%	5.94%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$829,948	$721,154	$667,138	$553,393	$637,812
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	2.21%	2.02%	1.76%	1.29%	1.24%
Net expenses(5)	2.19%(6)	1.94%(6)	1.68%(6)	1.18%(6)	1.13%
Net investment income	7.80%	7.36%	5.97%	6.20%	5.36%
Portfolio Turnover of the Portfolio	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
9
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (59.0% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection
10

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Notes to Financial Statements — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$120,510,134	$61,491,168
During the year ended October 31, 2025, distributable earnings was decreased by $17,184,836 and paid-in capital was increased by $17,184,836 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$187,884,374
Deferred capital losses	(204,839,513)
Net unrealized appreciation	95,264,968
Distributable earnings	$78,309,829
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $204,839,513 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $54,689,456 are short-term and $150,150,057 are long-term.
11

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the year ended October 31, 2025, the Fund incurred no investment adviser and administration fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited. (MSIM Ltd.), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.30%, 2.05%, 1.05%, 1.55% and 1.02% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $1,365,144 of the Fund’s operating expenses for the year ended October 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $39,541 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $11,460 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $998,479 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $68,484 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2025, the Fund paid or accrued to EVD $3,378 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $22,828 and $3,378 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $967 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $1,254,583,549 and $259,216,848, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	27,126,416	$ 300,177,546	5,971,591	$ 61,986,066
Issued to shareholders electing to receive payments of distributions in Fund shares	1,759,974	17,934,129	822,420	8,133,738
Redemptions	(7,738,647)	(84,938,237)	(5,444,022)	(56,497,089)
Net increase	21,147,743	$ 233,173,438	1,349,989	$ 13,622,715
Class C
Sales	587,424	$ 6,392,389	240,291	$ 2,428,317
Issued to shareholders electing to receive payments of distributions in Fund shares	38,404	383,271	18,093	175,497
Redemptions	(269,494)	(2,870,830)	(354,008)	(3,550,174)
Net increase (decrease)	356,334	$ 3,904,830	(95,624)	$ (946,360)
Class I
Sales	101,672,074	$1,143,929,971	29,998,210	$313,094,941
Issued to shareholders electing to receive payments of distributions in Fund shares	4,789,711	49,525,610	2,596,195	26,039,831
Redemptions	(30,097,312)	(330,290,692)	(27,475,002)	(285,823,500)
Net increase	76,364,473	$ 863,164,889	5,119,403	$ 53,311,272
Class R
Sales	34,144	$ 360,948	39,637	$ 404,944
Issued to shareholders electing to receive payments of distributions in Fund shares	6,148	61,788	4,131	40,321
Redemptions	(27,396)	(303,147)	(83,371)	(845,796)
Net increase (decrease)	12,896	$ 119,589	(39,603)	$ (400,531)
13

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Sales	23,171,583	$ 258,907,139	14,702,693	$153,467,324
Issued to shareholders electing to receive payments of distributions in Fund shares	1,325,501	13,679,173	793,518	7,943,119
Redemptions	(22,766,556)	(251,892,460)	(14,384,347)	(148,874,587)
Net increase	1,730,528	$ 20,693,852	1,111,864	$ 12,535,856
14

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Global Macro Absolute Return Advantage Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund"), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 23, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
15

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $10,543,262, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended October 31, 2025, the Fund paid foreign taxes of $8,572,076 and recognized foreign source income of $173,505,178.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 96.21% of distributions from net investment income as a 163(j) interest dividend.
16

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 2.752%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$402	$ 38,968
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.303%, (6.486% - 30-day SOFR Average), 10/25/40(2)	915	73,210
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	40,910	39,401,850
Total Collateralized Mortgage Obligations (identified cost $40,386,076)		$ 39,514,028

Common Stocks — 9.7%
Security	Shares	Value
Argentina — 0.6%
Banco BBVA Argentina SA ADR	116,700	$ 1,933,719
Banco Macro SA ADR(5)	67,600	6,115,096
Central Puerto SA ADR(5)	75,200	1,170,112
Corp. America Airports SA(5)	26,800	593,888
Cresud SA ADR(5)	29,900	369,863
Empresa Distribuidora Y Comercializadora Norte ADR(5)	14,900	496,319
Grupo Financiero Galicia SA ADR(5)	188,100	11,122,353
Grupo Supervielle SA ADR(5)	96,700	1,201,014
IRSA Inversiones y Representaciones SA ADR	23,400	362,700
Loma Negra Cia Industrial Argentina SA ADR(5)	39,800	436,606
Pampa Energia SA ADR(5)	29,800	2,556,840
Telecom Argentina SA ADR(5)	67,000	753,750
Transportadora de Gas del Sur SA, Class B ADR(5)	53,300	1,659,229
Vista Energy SAB de CV ADR(5)	57,900	2,805,255
YPF SA ADR(5)	145,200	5,289,636
		$ 36,866,380
Belgium — 0.0%†
Cenergy Holdings SA	154,785	$ 2,564,722
		$ 2,564,722
Brazil — 0.3%
Adecoagro SA	26,600	$ 214,396
Arcos Dorados Holdings, Inc., Class A	113,400	813,078
Vale SA ADR	1,477,000	17,856,930
		$ 18,884,404
Security	Shares	Value
Bulgaria — 0.2%
Eurohold Bulgaria AD(5)	10,954,272	$ 11,454,561
		$ 11,454,561
Canada — 0.0%†
Amaroq Ltd.(5)	1,096,000	$ 1,219,531
Lithium Argentina AG(5)	106,400	447,944
		$ 1,667,475
Chile — 0.6%
Banco de Chile	17,180,700	$ 2,972,641
Banco de Credito e Inversiones SA	84,500	4,336,648
Banco Santander Chile	60,613,000	4,379,478
Cencosud SA	1,647,000	5,101,438
Empresas CMPC SA	800,000	1,155,334
Empresas COPEC SA	283,000	2,021,634
Enel Americas SA	4,807,000	454,460
Enel Chile SA	20,935,000	1,597,922
Falabella SA	464,800	2,926,833
Latam Airlines Group SA	179,820,000	4,086,716
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(5)	114,000	5,546,563
		$ 34,579,667
Cyprus — 1.2%
Bank of Cyprus Holdings PLC(6)	600,000	$ 5,473,296
Bank of Cyprus Holdings PLC(6)	7,032,524	64,719,176
		$ 70,192,472
Georgia — 0.3%
Georgia Capital PLC(5)	490,372	$ 16,687,572
		$ 16,687,572
Greece — 0.9%
Alpha Bank SA	1,906,446	$ 7,473,667
Athens International Airport SA	18,592	214,620
Eurobank Ergasias Services and Holdings SA, Class A	2,009,502	7,558,949
Hellenic Telecommunications Organization SA	123,839	2,325,548
Ideal Holdings SA	88,382	598,373
JUMBO SA	86,884	2,757,062
LAMDA Development SA(5)	39,874	340,103
Metlen Energy & Metals PLC(5)	67,784	3,449,728
Motor Oil (Hellas) Corinth Refineries SA	40,809	1,222,945
National Bank of Greece SA	600,246	8,822,726
OPAP SA	116,414	2,406,769
Optima bank SA	300,354	2,781,513
Piraeus Financial Holdings SA	805,851	6,293,866
Public Power Corp. SA	158,110	2,745,921
Qualco Group SA(5)	205,222	1,272,902
Titan SA	44,160	1,977,274
		$ 52,241,966

17
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Iceland — 0.8%
Arion Banki Hf.(3)	7,000,132	$ 9,801,807
Eik fasteignafelag Hf.	11,971,940	1,351,805
Eimskipafelag Islands Hf.	809,063	1,985,377
Festi Hf.	895,742	2,252,148
Hagar Hf.	6,527,976	5,761,077
Hampidjan Hf.	1,332,529	1,241,032
Heimar Hf.	9,470,888	2,848,990
Icelandair Group Hf.(5)	138,342,419	905,405
Islandsbanki Hf.	6,785,230	6,557,314
Kvika banki Hf.	24,176,345	3,364,115
Olgerdin Egill Skallagrims Hf.(5)	12,186,826	1,600,341
Reitir fasteignafelag Hf.	3,221,540	3,204,311
Siminn Hf.	9,361,518	1,034,952
Skagi Hf.	9,151,064	1,434,502
		$ 43,343,176
India — 0.9%
Ambuja Cements Ltd.	169,700	$ 1,079,120
Apollo Hospitals Enterprise Ltd.	12,300	1,064,463
Asian Paints Ltd.	40,900	1,157,561
Bharti Airtel Ltd.	49,200	1,139,284
Dabur India Ltd.	196,900	1,080,955
DLF Ltd.	125,600	1,069,207
Fortis Healthcare Ltd.	88,300	1,016,983
HDFC Asset Management Co. Ltd.(3)	16,700	1,011,560
HDFC Bank Ltd.	97,200	1,080,751
HDFC Life Insurance Co. Ltd.(3)	130,200	1,072,438
Hero MotoCorp Ltd.	17,300	1,079,871
Hindustan Aeronautics Ltd.(7)	19,900	1,048,311
Hindustan Unilever Ltd.	38,500	1,069,231
ICICI Bank Ltd.	69,400	1,051,593
ICICI Prudential Life Insurance Co. Ltd.(3)	164,700	1,096,083
Infosys Ltd.	279,300	4,653,722
ITC Ltd.	242,800	1,149,301
Jindal Steel Ltd.	96,900	1,163,371
JSW Steel Ltd.	83,600	1,135,196
Lodha Developers Ltd.(3)	82,800	1,118,484
Marico Ltd.	136,700	1,108,117
Maruti Suzuki India Ltd.	5,900	1,074,482
Max Healthcare Institute Ltd.	82,300	1,063,923
Muthoot Finance Ltd.	29,600	1,060,572
Nippon Life India Asset Management Ltd.(3)	109,000	1,073,320
Oberoi Realty Ltd.	57,300	1,147,203
One 97 Communications Ltd.(5)	75,900	1,112,907
Persistent Systems Ltd.	72,100	4,798,119
Reliance Industries Ltd.	70,600	1,181,339
SBI Life Insurance Co. Ltd.(3)	52,700	1,159,509
State Bank of India	109,000	1,150,763
Tata Consultancy Services Ltd.	138,300	4,759,831
Tata Steel Ltd.	555,700	1,143,639
TVS Motor Co. Ltd.	27,000	1,066,358
UltraTech Cement Ltd.	7,800	1,048,869
Security	Shares	Value
India (continued)
Varun Beverages Ltd.	218,000	$ 1,151,997
Wipro Ltd.	1,649,100	4,466,071
		$ 54,904,504
Luxembourg — 0.1%
Alvotech SA(5)	593,154	$ 4,482,058
		$ 4,482,058
Nigeria — 0.1%
Access Holdings PLC	24,607,531	$ 419,107
Fidelity Bank PLC	7,594,240	100,946
First HoldCo PLC	57,722,000	1,272,769
Guaranty Trust Holding Co. PLC	14,809,316	924,118
Nigerian Breweries PLC(5)	2,078,768	104,019
Transnational Corp. of Nigeria PLC	3,836,054	134,214
United Bank for Africa PLC	58,876,000	1,648,387
Zenith Bank PLC	43,000,662	1,891,873
		$ 6,495,433
Philippines — 0.4%
Ayala Corp.	172,120	$ 1,367,813
Ayala Land, Inc.	5,524,300	1,866,080
Bank of the Philippine Islands	1,414,230	2,532,629
BDO Unibank, Inc.	1,536,582	3,484,878
International Container Terminal Services, Inc.	577,470	5,208,424
SM Investments Corp.	336,590	4,165,068
SM Prime Holdings, Inc.	9,456,900	3,599,600
		$ 22,224,492
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class C(5)	883,900	$ 6,991,649
		$ 6,991,649
Slovenia — 0.3%
Nova Ljubljanska Banka DD GDR(7)	434,788	$ 17,444,307
		$ 17,444,307
South Korea — 0.9%
CJ CheilJedang Corp.	4,157	$ 668,536
Coway Co. Ltd.	20,211	1,263,789
GS Holdings Corp.	26,011	874,269
Hana Financial Group, Inc.	43,853	2,627,171
Hyundai Mobis Co. Ltd.	25,934	5,734,979
Industrial Bank of Korea	120,713	1,635,898
Kakao Corp.	73,598	3,354,207
Kangwon Land, Inc.	61,870	732,487
KB Financial Group, Inc.	57,419	4,687,319
KT&G Corp.	33,737	3,175,050
LG Uplus Corp.	126,528	1,352,533
Meritz Financial Group, Inc.	28,734	2,226,713
NAVER Corp.	15,313	2,869,904
Samsung C&T Corp.	46,940	7,428,313

18
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	7,019	$ 2,172,411
Samsung Life Insurance Co. Ltd.	30,452	3,290,924
Shinhan Financial Group Co. Ltd.	77,516	3,981,418
SK Telecom Co. Ltd.	59,240	2,168,887
Woori Financial Group, Inc.	112,458	2,001,943
		$ 52,246,751
Switzerland — 0.0%†
Oculis Holding AG(5)	32,690	$ 644,960
		$ 644,960
Vietnam — 2.0%
Asia Commercial Bank JSC	2,222,800	$ 2,157,273
Bank for Foreign Trade of Vietnam JSC	1,915,167	4,336,134
Binh Minh Plastics JSC	334,600	2,157,681
Coteccons Construction JSC	1,487,400	5,847,078
Duc Giang Chemicals JSC	320,200	1,167,552
FPT Corp.	2,237,067	8,826,717
FPT Digital Retail JSC(5)	717,000	4,039,295
Gemadept Corp.	1,716,400	4,442,690
Hoa Phat Group JSC(5)	5,620,415	5,708,752
IDICO Corp. JSC	1,239,555	1,791,227
Khang Dien House Trading & Investment JSC(5)	2,691,603	3,665,256
KIDO Group Corp.(5)	62,877	123,345
Kinh Bac City Development Holding Corp.(5)	2,639,200	3,509,803
Masan Group Corp.(5)	1,882,640	5,695,207
Military Commercial Joint Stock Bank	5,066,912	4,545,565
Mobile World Investment Corp.	3,423,800	10,734,802
Nam Long Investment Corp.	3,639,200	5,491,185
Phat Dat Real Estate Development Corp.(5)	914,112	781,947
Phu Nhuan Jewelry JSC	660,866	2,377,299
Refrigeration Electrical Engineering Corp.	1,136,530	2,848,516
Saigon Beer Alcohol Beverage Corp.	1,603,300	2,793,343
Saigon Thuong Tin Commercial JSB(5)	1,609,900	3,392,638
SSI Securities Corp.	3,865,793	5,031,676
Techcom Securities JSC(5)	2,597,536	4,466,597
Vietnam Dairy Products JSC	966,596	2,116,051
Vietnam Joint Stock Commercial Bank for Industry & Trade	892,300	1,661,286
Vietnam Prosperity JSC Bank	1,777,200	1,934,566
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	4,391,969
Vingroup JSC(5)	876,052	6,369,990
Vinh Hoan Corp.	695,100	1,556,797
		$ 113,962,237
Total Common Stocks (identified cost $432,886,351)		$ 567,878,786

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Shimao Group Holdings Ltd., 0.00%, 7/21/26(3)	USD	733	$ 35,750
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(7)(8)	USD	904	122,102
Total Convertible Bonds (identified cost $1,348,836)			$ 157,852

Credit Linked Notes — 1.3%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.1%
Itau BBA International PLC (Ministry of Finance of Paraguay), 9.03%, 2/19/30(9)	PYG	26,686,800	$ 3,785,790
			$ 3,785,790
South Africa — 1.2%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 12/11/25(10)	EGP	227,500	$ 4,701,913
0.00%, 1/8/26(10)	EGP	880,750	17,845,044
0.00%, 4/23/26(10)	EGP	944,925	17,872,724
0.00%, 10/22/26(10)	EGP	1,165,425	19,931,736
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(11)	TZS	16,461,000	7,031,469
13.75%, 9/27/50(11)	TZS	5,582,000	2,413,720
			$ 69,796,606
Total Credit Linked Notes (identified cost $73,394,847)			$ 73,582,396

Foreign Corporate Bonds — 7.2%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(7)	USD	690	$ 393,585
11.00%, 11/1/31(3)	USD	3,709	2,115,907
			$ 2,509,492
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	2,385	$ 149,360
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(12)	USD	847	27,516

19
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings Ltd.: (continued)
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(12)	USD	1,270	$ 36,990
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(12)	USD	1,270	30,640
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(3)(12)	USD	4,626	173,459
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(8)(12)	USD	769	119,623
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(8)(12)	USD	770	118,504
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(8)(12)	USD	1,545	239,406
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(8)(12)	USD	2,322	359,979
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(8)(12)	USD	2,328	360,850
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(8)(12)	USD	1,096	169,740
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	6,284	235,650
6.75%, 7/16/23(7)(8)	USD	4,471	159,302
			$ 2,181,019
Georgia — 0.5%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(13)(14)	USD	13,954	$ 14,442,741
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	163,450,000	13,649,096
			$ 28,091,837
Hungary — 0.3%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(14)	EUR	12,633	$ 14,909,902
6.875% to 5/8/30, 11/8/35(7)(14)	EUR	3,917	4,830,588
			$ 19,740,490
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(13)(15)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(13)(15)	EUR	5,500	0
			$ 0
India — 0.4%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,950,000	$ 23,777,276
			$ 23,777,276
Kazakhstan — 0.9%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 18,161,648
ForteBank JSC:
7.75%, 2/4/30(3)	USD	17,440	17,764,431
9.75% to 11/3/30(7)(13)(16)	USD	17,500	17,412,500
			$ 53,338,579
Security	Principal Amount (000's omitted)		Value
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	5,542	$ 41,567
10.00%, 12/19/22(7)(8)	USD	2,697	20,227
			$ 61,794
Mongolia — 0.2%
State Bank LLC, 8.90%, 9/25/28(7)	USD	9,890	$ 9,889,327
			$ 9,889,327
Supranational — 0.3%
Asian Development Bank, 14.50%, 6/26/28	UZS	66,427,600	$ 5,535,005
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	8,700	9,181,545
17.35%, 3/1/27(7)	USD	1,940	2,021,856
			$ 16,738,406
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	900,000	$ 5,622,169
			$ 5,622,169
Uzbekistan — 2.7%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(7)	UZS	153,630,000	$ 12,702,864
20.50%, 4/25/27(7)	UZS	234,440,000	20,253,960
JSCB Agrobank:
9.25%, 10/2/29(7)	USD	27,531	30,038,100
20.75%, 9/15/28	UZS	584,720,000	48,679,901
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(7)(13)(14)	USD	27,400	27,846,586
19.95%, 4/25/28(7)	UZS	211,050,000	18,287,200
21.00%, 7/24/27(7)	UZS	10,000,000	871,213
			$ 158,679,824
Venezuela — 1.7%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	45,500	$ 10,169,339
5.50%, 4/12/37(7)(8)	USD	18,217	4,071,455
6.00%, 10/28/22(7)(8)	USD	54,470	10,757,776
6.00%, 5/16/24(7)(8)	USD	47,319	10,575,889
6.00%, 11/15/26(7)(8)	USD	28,730	6,421,163
8.50%, 10/20/27	USD	252	285,453
8.50%, 10/20/27	USD	28,407	32,241,945
9.00%, 11/17/21(7)(8)	USD	30,055	6,822,440
9.75%, 5/17/35(7)(8)	USD	29,853	7,269,211
12.75%, 2/17/22(7)(8)	USD	34,190	9,094,620
			$ 97,709,291
Total Foreign Corporate Bonds (identified cost $406,357,186)			$ 418,339,504

20
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Insurance Linked Securities — 1.4%
Security	Shares	Value
Reinsurance Side Cars — 0.5%
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(3)(15)(17)(18)	21,948	$ 29,820
Series 2022B, 0.00%, 3/20/26(3)(15)(17)(18)	18,431	51,145
Series 2024A, 0.00%, 3/17/28(3)(15)(17)(18)	136,842	762,909
Series 2025A, 0.00%, 3/19/30(3)(15)(17)(18)	18,000,000	19,139,400
Mt. Logan Re Ltd., Series A-1(15)(18)(19)	8,600	10,966,293
		$ 30,949,567
Segregated Account/Funds — 0.9%
1863 Fund Ltd. - Core Nat Cat Fund(5)(15)(18)	26,352	$ 33,153,345
PartnerRe ILS Fund SAC Ltd.(5)(15)(18)(19)	13,000,000	17,000,100
		$ 50,153,445
Total Insurance Linked Securities (identified cost $67,750,379)		$ 81,103,012

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(15)(20)	UZS	165,770,905	$ 13,836,167
Total Loan Participation Notes (identified cost $14,086,550)			$ 13,836,167

Rights — 0.0%†
Security	Shares	Value
Vietnam — 0.0%†
Nam Long Investment Corp., Exp. 11/20/25(5)	3,639,200	$ 528,799
Total Rights (identified cost $0)		$ 528,799

Senior Floating-Rate Loans — 2.5%(21)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.8%
Provincia De Neuquen:
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,754	$ 2,781,275
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	2,358	2,381,384
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina (continued)
Provincia De Neuquen: (continued)
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,773	$ 2,800,337
VMOS SA:
Term Loan, 9.282% - 9.705%, (3 mo. USD Term SOFR + 5.50%, 6 mo. USD Term SOFR + 5.50%), 7/8/30	14,092	13,995,357
Term Loan, 7/8/30(22)	29,268	29,067,280
		$ 51,025,633
Suriname — 1.7%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(22)	$98,000	$ 98,000,000
		$ 98,000,000
Total Senior Floating-Rate Loans (identified cost $149,374,300)		$ 149,025,633

Sovereign Government Bonds — 68.9%
Security	Principal Amount (000's omitted)		Value
Albania — 1.9%
Albania Government International Bonds, 4.75%, 2/14/35(7)	EUR	28,777	$ 34,179,301
Albanian Government Bonds:
3.70%, 1/10/28	ALL	92,900	1,108,077
3.90%, 1/22/30	ALL	315,900	3,776,871
4.05%, 2/7/32	ALL	732,800	8,609,461
4.30%, 7/10/27	ALL	805,900	9,702,907
4.70%, 2/23/27	ALL	197,200	2,381,500
4.95%, 7/22/29	ALL	2,338,600	28,973,711
5.25%, 1/26/29	ALL	1,230,400	15,327,616
5.25%, 1/23/35	ALL	345,600	4,253,144
5.59%, 2/19/40	ALL	237,700	2,803,295
6.13%, 7/25/34	ALL	83,800	1,078,241
			$ 112,194,124
Angola — 2.2%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	15,279	$ 12,849,855
9.244%, 1/15/31(7)(23)	USD	26,943	26,339,888
9.375%, 5/8/48(7)	USD	21,988	18,897,036
9.875%, 10/15/35(7)(23)	USD	71,842	69,632,253
			$ 127,719,032
Argentina — 0.5%
Provincia de Cordoba:
9.75%, 7/2/32(3)	USD	19,296	$ 19,858,478

21
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Argentina (continued)
Provincia de Cordoba: (continued)
9.75%, 7/2/32(7)	USD	8,044	$ 8,278,483
			$ 28,136,961
Armenia — 1.5%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	$ 1,559,393
9.00%, 10/29/35	AMD	7,597,860	19,521,841
9.25%, 4/29/28	AMD	4,274,790	11,410,847
9.60%, 10/29/33	AMD	14,323,700	38,500,331
9.75%, 10/29/50	AMD	1,586,875	4,230,633
9.75%, 10/29/52	AMD	1,720,950	4,573,777
12.50%, 10/29/37	AMD	1,713,480	5,484,324
			$ 85,281,146
Bahamas — 0.1%
Bahamas Government International Bonds, 6.625%, 5/15/33(7)	USD	6,009	$ 5,792,676
			$ 5,792,676
Benin — 0.7%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	5,381	$ 5,958,892
4.95%, 1/22/35(7)	EUR	19,891	21,475,254
6.875%, 1/19/52(7)	EUR	11,636	12,423,218
			$ 39,857,364
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(7)	USD	1,729	$ 1,452,360
			$ 1,452,360
Bosnia and Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(7)	EUR	5,770	$ 6,938,084
			$ 6,938,084
Brazil — 1.7%
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/30(24)	BRL	125,931	$ 100,620,537
			$ 100,620,537
Ecuador — 1.5%
Ecuador Government International Bonds:
0.00%, 7/31/30(7)(23)	USD	36,668	$ 28,738,719
6.90%, 7/31/30(7)(23)	USD	49,142	44,952,532
6.90%, 7/31/35(7)(23)	USD	16,492	12,678,543
			$ 86,369,794
Security	Principal Amount (000's omitted)		Value
Egypt — 5.5%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	6,960,848	$ 147,038,706
24.458%, 10/1/27	EGP	6,921,729	149,035,359
25.318%, 8/13/27	EGP	980,209	21,257,982
			$ 317,332,047
Ethiopia — 1.4%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(8)	USD	78,039	$ 82,721,340
			$ 82,721,340
Ghana — 0.3%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	4,281	$ 369,280
13.00%, 8/28/28	GHS	14,277	1,182,031
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	71,600	6,018,365
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	8,163	614,294
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	36,165	2,606,519
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	18,023	1,252,417
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	30,486	2,009,405
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	14,026	895,580
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	20,138	1,273,973
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	9,532	599,602
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	12,956	812,787
			$ 17,634,253
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(7)	USD	5,387	$ 5,778,904
			$ 5,778,904
India — 2.4%
India Government Bonds:
7.09%, 8/5/54	INR	2,564,500	$ 28,400,203
7.24%, 8/18/55	INR	7,584,590	86,059,149
7.30%, 6/19/53	INR	2,010,910	22,858,698
			$ 137,318,050
Israel — 0.6%
Israel Government International Bonds, 5.75%, 3/12/54	USD	4,055	$ 3,975,980
State of Israel, 3.80%, 5/13/60(7)(23)	USD	44,276	30,513,790
			$ 34,489,770
Jordan — 0.1%
Jordan Government International Bonds, 7.375%, 10/10/47(7)	USD	3,628	$ 3,674,820
			$ 3,674,820

22
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan — 1.8%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	13,428,007	$ 19,330,995
5.50%, 9/20/28	KZT	84,294	118,059
5.50%, 4/24/32	KZT	17,761,889	18,802,530
7.22%, 12/10/28	KZT	11,841,259	17,101,403
7.68%, 8/13/29	KZT	15,393,637	21,522,840
8.44%, 5/10/31	KZT	6,512,693	8,550,280
10.55%, 7/28/29	KZT	4,438,057	6,832,787
14.00%, 5/12/31	KZT	185,446	308,203
14.00%, 5/19/32	KZT	126,440	208,209
14.45%, 6/5/33	KZT	5,147,839	8,767,150
14.50%, 3/6/34	KZT	2,368,251	3,957,625
			$ 105,500,081
Kuwait — 2.1%
Kuwait International Government Bonds:
4.136%, 10/9/30(7)(23)	USD	66,740	$ 66,623,257
4.652%, 10/9/35(7)(23)	USD	57,993	58,304,413
			$ 124,927,670
Lebanon — 0.9%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	43,675	$ 10,012,494
6.00%, 1/27/23(7)(8)	USD	9,345	2,149,771
6.10%, 10/4/22(7)(8)	USD	30,800	7,076,300
6.15%, 6/19/20(7)(8)	USD	1,669	383,244
6.20%, 2/26/25(7)(8)	USD	7,871	1,806,522
6.25%, 5/27/22(7)(8)	USD	5,922	1,358,914
6.25%, 11/4/24(7)(8)	USD	6,315	1,449,292
6.25%, 6/12/25(7)(8)	USD	2,082	479,901
6.375%, 3/9/20(7)(8)	USD	1,502	344,380
6.40%, 5/26/23(7)(8)	USD	45,244	10,406,120
6.60%, 11/27/26(7)(8)	USD	1,682	385,212
6.65%, 4/22/24(7)(8)	USD	12,055	2,766,622
6.65%, 11/3/28(7)(8)	USD	2,310	531,647
6.85%, 3/23/27(7)(8)	USD	2,075	476,275
6.85%, 5/25/29(7)(8)	USD	20,764	4,786,497
7.00%, 3/20/28(7)(8)	USD	9,626	2,218,793
7.00%, 4/22/31(7)(8)	USD	8,035	1,861,989
7.00%, 3/23/32(7)(8)	USD	4,011	932,060
7.25%, 3/23/37(7)(8)	USD	3,194	739,428
8.25%, 4/12/21(7)(8)	USD	2,326	535,707
			$ 50,701,168
Mexico — 4.8%
Mexican Bonos, 7.75%, 11/23/34	MXN	3,206,702	$ 162,823,584
Mexico Udibonos, 2.75%, 11/27/31	MXN	2,416,024	118,738,891
			$ 281,562,475
Security	Principal Amount (000's omitted)		Value
Mongolia — 0.4%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)	USD	2,400	$ 2,463,755
6.625%, 2/25/30(7)	USD	18,800	19,299,415
7.875%, 6/5/29(7)	USD	1,400	1,494,571
			$ 23,257,741
Montenegro — 0.9%
Montenegro Government International Bonds, 4.875%, 4/1/32(7)	EUR	45,190	$ 53,080,209
			$ 53,080,209
New Zealand — 5.7%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(23)(24)	NZD	90,085	$ 50,811,702
2.75%, 4/15/37(7)(23)	NZD	56,655	27,936,109
4.25%, 5/15/34(23)	NZD	95,188	55,695,181
4.25%, 5/15/36(23)	NZD	90,000	51,840,771
4.50%, 5/15/35(23)	NZD	135,850	80,451,227
5.00%, 5/15/54(23)	NZD	4,140	2,393,546
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(23)(24)	NZD	107,577	65,150,777
			$ 334,279,313
Nigeria — 0.8%
Nigeria Government Bonds, 17.95%, 6/25/32	NGN	61,191,090	$ 46,635,211
			$ 46,635,211
Paraguay — 1.1%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	163,447,000	$ 21,881,042
7.90%, 2/9/31(7)	PYG	95,743,000	12,817,345
8.50%, 3/4/35(3)	PYG	200,346,000	26,713,805
			$ 61,412,192
Peru — 2.9%
Peru Government Bonds:
5.35%, 8/12/40	PEN	141,946	$ 37,306,834
5.40%, 8/12/34	PEN	79,212	22,879,345
6.90%, 8/12/37	PEN	43,901	13,594,217
7.60%, 8/12/39(3)(7)	PEN	288,932	93,580,629
			$ 167,361,025
Poland — 2.3%
Republic of Poland Government Bonds, 2.00%, 8/25/36(24)	PLN	541,518	$ 132,557,310
			$ 132,557,310
Romania — 3.9%
Romania Government International Bonds:
1.75%, 7/13/30(7)	EUR	4,160	$ 4,308,262
2.00%, 4/14/33(7)	EUR	3,331	3,118,806

23
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
2.625%, 12/2/40(7)	EUR	7,137	$ 5,471,520
2.75%, 4/14/41(7)	EUR	3,335	2,566,213
2.875%, 4/13/42(7)	EUR	3,537	2,710,201
3.375%, 1/28/50(7)	EUR	2,081	1,561,327
3.75%, 2/7/34(7)	EUR	691	709,396
3.875%, 10/29/35(7)	EUR	9,778	9,810,243
4.625%, 4/3/49(7)(23)	EUR	18,721	17,165,027
5.125%, 6/15/48(7)	USD	2,030	1,695,189
5.625%, 2/22/36(7)	EUR	14,815	16,844,665
5.625%, 5/30/37(7)	EUR	2,763	3,103,934
5.75%, 3/24/35(7)	USD	6,156	6,036,000
5.875%, 7/11/32(7)	EUR	8,123	9,780,096
6.00%, 5/25/34(7)	USD	2,030	2,045,145
6.00%, 9/24/44(7)(23)	EUR	17,538	19,494,501
6.125%, 10/7/37(7)(23)	EUR	31,140	35,977,820
6.25%, 9/10/34(7)(23)	EUR	9,693	11,733,544
6.50%, 10/7/45(7)(23)	EUR	22,140	25,349,265
6.75%, 7/11/39(7)(23)	EUR	23,022	27,619,231
7.50%, 2/10/37(7)(23)	USD	14,584	16,022,576
7.625%, 1/17/53(7)	USD	4,064	4,522,595
			$ 227,645,556
Serbia — 1.0%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	402,310	$ 3,894,251
7.00%, 10/26/31	RSD	5,127,180	56,436,037
			$ 60,330,288
South Africa — 1.6%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	811,190	$ 41,927,349
8.75%, 2/28/48	ZAR	948,189	48,813,920
			$ 90,741,269
Sri Lanka — 2.1%
Sri Lanka Government Bonds:
8.75%, 3/15/36(4)	LKR	242,761	$ 655,441
8.75%, 9/15/37(4)	LKR	242,761	645,873
8.75%, 9/15/38(4)	LKR	242,761	640,690
8.75%, 9/15/39(4)	LKR	242,761	636,703
8.75%, 9/15/40(4)	LKR	242,761	633,115
8.75%, 9/15/41(4)	LKR	242,761	629,128
8.75%, 9/15/42(4)	LKR	242,761	613,978
8.75%, 9/15/43(4)	LKR	242,761	610,788
9.00%, 10/1/32	LKR	738,000	2,268,092
9.00%, 6/1/33	LKR	200,000	605,513
9.00%, 11/1/33	LKR	6,703,000	20,182,536
9.75%, 7/1/30	LKR	5,107,000	16,834,720
10.25%, 9/15/34	LKR	2,860,000	9,130,460
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
10.35%, 10/15/29	LKR	505,000	$ 1,704,894
11.00%, 10/15/28	LKR	2,911,000	10,020,208
11.00%, 9/15/29	LKR	1,770,000	6,086,735
11.00%, 12/15/29	LKR	3,190,000	10,993,967
11.00%, 5/15/30	LKR	256,000	883,073
11.00%, 10/15/30	LKR	1,175,000	4,058,020
11.25%, 3/15/31	LKR	210,000	725,532
11.50%, 12/15/32	LKR	1,320,000	4,577,485
11.75%, 6/15/29	LKR	252,000	884,233
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(3)(25)	USD	14,048	9,147,389
3.10% to 7/15/27, 1/15/30(3)(25)	USD	8,508	8,040,060
3.35% to 9/15/27, 3/15/33(3)(25)	USD	12,500	10,924,513
3.60% to 8/15/27, 2/15/38(3)(25)	USD	2,476	2,293,384
			$ 124,426,530
Suriname — 3.3%
Suriname Government International Bonds:
7.70%, 11/6/30(3)(16)	USD	20,880	$ 21,031,380
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(3)	USD	23,388	23,387,606
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)	USD	19,823	19,822,975
8.50%, 11/6/35(3)(16)	USD	86,975	89,692,969
9.00%, Oil-Linked, 12/31/50(3)	USD	20,202	24,040,380
9.00%, Oil-Linked, 12/31/50(7)	USD	12,434	14,796,460
			$ 192,771,770
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	561	$ 564,569
			$ 564,569
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	700,000	$ 3,780,663
4.30%, 8/2/30	JPY	60,000	357,173
			$ 4,137,836
Turkey — 3.3%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	4,481,526	$ 96,215,855
27.70%, 9/27/34	TRY	3,998,734	88,098,797
30.00%, 9/12/29	TRY	378,121	8,284,704
			$ 192,599,356
Uganda — 3.6%
Republic of Uganda Government Bonds:
14.375%, 2/3/33	UGX	8,265,100	$ 2,179,151
15.00%, 6/18/43	UGX	55,618,000	13,783,974

24
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uganda (continued)
Republic of Uganda Government Bonds: (continued)
15.80%, 6/23/39	UGX	603,076,100	$ 159,496,814
16.25%, 11/8/35	UGX	125,134,700	35,079,477
			$ 210,539,416
Ukraine — 2.7%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(25)	USD	17,564	$ 9,017,789
0.00% to 2/1/27, 2/1/36(7)(25)	USD	16,938	8,686,918
0.00%, GDP-Linked, 8/1/41(7)(26)	USD	131,208	111,666,405
4.50% to 2/1/27, 2/1/29(7)(25)	USD	3,889	2,693,508
4.50% to 2/1/27, 2/1/34(7)(25)	USD	19,803	11,163,018
4.50% to 2/1/27, 2/1/35(7)(25)	USD	11,753	6,553,263
4.50% to 2/1/27, 2/1/36(7)(25)	USD	9,644	5,318,446
			$ 155,099,347
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds, 4.25%, 10/2/35(3)	USD	5,238	$ 5,240,466
			$ 5,240,466
Uzbekistan — 1.7%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 19,749,539
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	510,000,000	43,924,916
16.25%, 10/12/26(7)	UZS	367,300,000	31,623,617
16.625%, 5/29/27(7)	UZS	60,000,000	5,144,095
			$ 100,442,167
Venezuela — 1.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	13,576	$ 3,110,147
7.00%, 12/1/18(7)(8)	USD	11,823	2,794,366
7.00%, 3/31/38(7)(8)	USD	1,000	276,600
7.65%, 4/21/25(7)(8)	USD	14,173	3,672,224
7.75%, 10/13/19(7)(8)	USD	16,763	4,008,009
8.25%, 10/13/24(7)(8)	USD	32,776	8,492,365
9.00%, 5/7/23(7)(8)	USD	20,230	5,236,536
9.25%, 9/15/27(8)	USD	36,539	11,285,070
9.25%, 5/7/28(7)(8)	USD	17,350	4,972,539
9.375%, 1/13/34(8)	USD	3,518	1,126,112
11.75%, 10/21/26(7)(8)	USD	6,750	2,024,880
11.95%, 8/5/31(7)(8)	USD	22,288	6,554,813
12.75%, 8/23/22(7)(8)	USD	24,030	7,067,311
13.625%, 8/15/18(8)	USD	3,536	1,043,474
13.625%, 8/15/18(7)(8)	USD	2,553	753,390
			$ 62,417,836
Security	Principal Amount (000's omitted)		Value
Zambia — 0.1%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	54,785	$ 2,479,240
18.99%, 10/27/40	ZMW	67,555	3,055,698
19.00%, 8/18/35	ZMW	34,242	1,616,831
19.00%, 9/29/35	ZMW	11,985	566,593
			$ 7,718,362
Total Sovereign Government Bonds (identified cost $3,766,319,091)			$4,009,260,425

Sovereign Loans — 1.8%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.5%
Commonwealth of the Bahamas, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28	EUR	23,476	$ 27,898,758
			$ 27,898,758
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.781%, (6 mo. EURIBOR + 5.75%), 1/6/28(27)	EUR	2,828	$ 3,259,118
			$ 3,259,118
Tanzania — 1.3%
Government of the United Republic of Tanzania:
Term Loan, 9.458%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(27)	USD	16,200	$ 16,038,000
Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(27)	USD	60,099	59,672,122
			$ 75,710,122
Total Sovereign Loans (identified cost $105,222,021)			$ 106,867,998

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(28)(29) Series 2018-3, Class A, 3.055%, 5/24/44(3)	$65,019	$ 3,779,978
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $19,756,409)		$ 3,779,978

25
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Short-Term Investments — 20.0%
Affiliated Fund — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(30)	50,811,646	$ 50,811,646
Total Affiliated Fund (identified cost $50,811,646)		$ 50,811,646

Repurchase Agreements — 6.4%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 10/31/25 with an interest rate of 3.00%, collateralized by USD 6,007,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,865,694(31)	USD	6,840	$ 6,840,471
Barclays Bank PLC:
Dated 9/11/25 with an interest rate of 0.85%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,456,035(31)	EUR	3,124	3,600,591
Dated 9/11/25 with an interest rate of 1.00%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,005,149(31)	EUR	1,802	2,077,364
Dated 9/11/25 with an interest rate of 1.35%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,683,831(31)	EUR	6,008	6,924,545
Dated 10/29/25 with an interest rate of 3.00%, collateralized by USD 6,435,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $7,207,830(31)	USD	7,593	7,593,300
Dated 10/29/25 with an interest rate of 3.45%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $7,603,104(31)	USD	7,961	7,961,336
Dated 10/29/25 with an interest rate of 3.45%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $14,465,786(31)	USD	15,297	15,297,480
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 6,130,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $7,006,277(31)	USD	7,387	7,386,650
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $7,247,972(31)	USD	7,611	7,611,095
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 10,015,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $10,008,006(31)	USD	10,553	$ 10,553,306
Dated 10/29/25 with an interest rate of 3.55%, collateralized by USD 1,085,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $849,192(31)	USD	890	889,700
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 6,258,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $7,011,367(31)	USD	7,352	7,351,523
Nomura International PLC:
Dated 10/30/25 with an interest rate of 1.00%, collateralized by USD 8,571,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $9,310,333(31)	USD	9,729	9,728,514
Dated 10/30/25 with an interest rate of 1.90%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,390,930(31)	USD	3,387	3,387,485
Dated 10/30/25 with an interest rate of 3.05%, collateralized by USD 30,270,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $22,622,069(31)	USD	22,979	22,979,471
Dated 10/30/25 with an interest rate of 3.35%, collateralized by USD 14,678,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $13,840,080(31)	USD	14,464	14,464,068
Dated 10/30/25 with an interest rate of 3.40%, collateralized by EUR 9,724,000 Republic of Cameroon International Bonds, 5.95%, due 7/7/32 and a market value, including accrued interest, of $9,374,683(31)	USD	9,767	9,766,986
Dated 10/30/25 with an interest rate of 3.40%, collateralized by EUR 13,578,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $15,642,012(31)	USD	16,435	16,434,932
Dated 10/30/25 with an interest rate of 3.45%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,154,459(31)	USD	2,252	2,252,387
Dated 10/30/25 with an interest rate of 3.45%, collateralized by USD 3,969,000 Republic of Cameroon International Bonds, 9.50%, due 7/31/31 and a market value, including accrued interest, of $3,873,885(31)	USD	4,053	4,052,845
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 8,369,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $6,550,123(31)	USD	6,801	6,801,486

26
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 15,091,000 Senegal Government International Bonds, 7.75%, due 6/10/31 and a market value, including accrued interest, of $12,359,690(31)	USD	12,645	$ 12,644,749
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 21,200,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $21,516,476(31)	USD	22,555	22,554,846
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 23,826,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $15,575,975(31)	USD	15,686	15,685,847
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 34,800,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $29,636,241(31)	USD	31,064	31,063,872
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 49,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $51,784,427(31)	USD	54,356	54,355,523
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 64,100,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $54,108,030(31)	USD	56,705	56,705,136
Dated 10/30/25 with an interest rate of 3.55%, collateralized by USD 4,619,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,355,316(31)	USD	4,552	4,551,678
Total Repurchase Agreements (identified cost $371,747,885)			$ 371,517,186

Sovereign Government Securities — 11.6%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	280,700	$ 3,314,418
			$ 3,314,418
Egypt — 2.4%
Egypt Treasury Bills:
0.00%, 12/23/25	EGP	351,900	$ 7,200,560
0.00%, 1/6/26	EGP	1,472,125	29,827,007
0.00%, 2/17/26	EGP	70,350	1,388,994
0.00%, 5/12/26	EGP	83,000	1,549,290
0.00%, 7/7/26	EGP	3,364,825	60,745,621
0.00%, 10/27/26	EGP	2,416,800	41,184,473
			$ 141,895,945
Security	Principal Amount (000's omitted)		Value
Kazakhstan — 0.8%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	26,812,767	$ 46,252,112
			$ 46,252,112
Nigeria — 7.8%
Nigeria OMO Bills:
0.00%, 11/18/25	NGN	15,840,101	$ 11,045,638
0.00%, 11/25/25	NGN	7,894,768	5,460,042
0.00%, 12/16/25	NGN	5,273,744	3,628,724
0.00%, 12/23/25	NGN	3,947,384	2,680,536
0.00%, 12/30/25	NGN	11,842,151	8,008,108
0.00%, 1/6/26	NGN	11,921,652	8,029,424
0.00%, 1/13/26	NGN	53,441,668	35,853,978
0.00%, 1/27/26	NGN	59,938,947	39,917,647
0.00%, 2/3/26	NGN	16,579,012	10,999,768
0.00%, 2/17/26	NGN	26,605,860	17,568,676
0.00%, 2/25/26	NGN	4,539,996	2,972,157
0.00%, 3/10/26	NGN	74,366,000	48,377,754
0.00%, 3/24/26	NGN	89,218,534	57,580,069
0.00%, 4/7/26	NGN	9,868,460	6,345,130
0.00%, 4/21/26	NGN	34,112,256	21,775,011
0.00%, 4/28/26	NGN	89,392,122	56,695,158
0.00%, 6/23/26	NGN	83,854,496	52,080,381
0.00%, 6/30/26	NGN	96,758,571	59,424,540
0.00%, 7/7/26	NGN	9,868,459	6,057,839
			$ 454,500,580
Uruguay — 0.5%
Uruguay Monetary Regulation Bills:
0.00%, 11/7/25	UYU	93,521	$ 2,343,926
0.00%, 12/5/25	UYU	387,000	9,639,815
0.00%, 12/19/25	UYU	317,603	7,887,244
0.00%, 12/30/25	UYU	327,339	8,112,974
0.00%, 3/6/26	UYU	93,521	2,284,884
			$ 30,268,843
Total Sovereign Government Securities (identified cost $658,857,033)			$ 676,231,898

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/20/25(32)	$42,175	$ 42,097,676
0.00%, 12/4/25(32)	3,388	3,376,711
0.00%, 12/18/25(32)	14,999	14,927,564

27
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 1/8/26(32)	$2,700	$ 2,681,302
Total U.S. Treasury Obligations (identified cost $63,064,687)		$ 63,083,253
Total Short-Term Investments (identified cost $1,144,481,251)		$1,161,643,983

Total Purchased Options — 0.3% (identified cost $33,014,708)	$ 19,174,879
Total Investments — 114.1% (identified cost $6,254,378,005)	$6,644,693,440
Less Unfunded Loan Commitments — (2.2)%	$ (127,268,000)
Net Investments — 111.9% (identified cost $6,127,110,005)	$6,517,425,440
Total Written Options — (0.1)% (premiums received $7,325,580)	$ (4,041,228)
Securities Sold Short — (8.6)%
Exchange-Traded Funds — (2.8)%
Security	Shares	Value
United States — (2.8)%
iShares Broad USD High Yield Corporate Bond ETF	(2,350,690)	$ (88,338,930)
iShares JPMorgan USD Emerging Markets Bond ETF	(744,519)	(71,972,652)
Total Exchange-Traded Funds (proceeds $148,935,048)		$ (160,311,582)
Sovereign Government Bonds — (5.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (7,374,899)
			$ (7,374,899)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (18,082,830)
			$ (18,082,830)
Bahrain — (0.7)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(10,015)	$ (9,752,937)
6.00%, 9/19/44(7)	USD	(7,727)	(7,193,883)
Security	Principal Amount (000's omitted)		Value
Bahrain (continued)
Bahrain Government International Bonds: (continued)
7.50%, 2/12/36(7)	USD	(6,258)	$ (6,908,370)
7.50%, 9/20/47(7)	USD	(8,571)	(9,237,122)
7.75%, 4/18/35(7)	USD	(6,435)	(7,189,821)
			$ (40,282,133)
Cameroon — (0.2)%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(7)	EUR	(9,724)	$ (9,160,910)
9.50%, 7/31/31(7)	USD	(2,769)	(2,636,148)
			$ (11,797,058)
Indonesia — (2.7)%
Indonesia Government International Bonds:
4.20%, 10/15/50	USD	(64,100)	$ (53,988,377)
4.30%, 3/31/52	USD	(34,800)	(29,507,385)
5.45%, 9/20/52	USD	(21,200)	(21,384,889)
5.65%, 1/11/53	USD	(49,290)	(50,933,490)
			$ (155,814,141)
Kazakhstan — (0.5)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (14,430,214)
6.50%, 7/21/45(7)	USD	(14,022)	(15,773,255)
			$ (30,203,469)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(10,844)	$ (11,998,066)
2.75%, 5/25/32(7)	EUR	(16,578)	(18,867,697)
			$ (30,865,763)
Senegal — (0.8)%
Senegal Government International Bonds:
6.25%, 5/23/33(7)	USD	(27,887)	$ (20,076,195)
6.75%, 3/13/48(7)	USD	(21,117)	(13,614,945)
7.75%, 6/10/31(7)	USD	(15,091)	(11,901,615)
			$ (45,592,755)
Total Sovereign Government Bonds (proceeds $328,610,292)			$ (340,013,048)
Total Securities Sold Short (proceeds $477,545,340)			$ (500,324,630)

Other Assets, Less Liabilities — (3.2)%	$ (190,710,389)
Net Assets — 100.0%	$5,822,349,193

28
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $489,789,596 or 8.4% of the Portfolio's net assets.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(5)	Non-income producing security.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $1,533,599,708 or 26.3% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Security whose performance is linked to the price of an underlying security issued by the Ministry of Finance of Paraguay. The investment is subject to credit risk of the issuing financial institution (Itau BBA International PLC) in addition to the market risk of the underlying security.
(10)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(11)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(16)	When-issued security.
(17)	Quantity held represents principal in USD.
(18)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(19)	Restricted security (see Note 5).
(20)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(21)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(22)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $127,067,280. See Note 1F for description.
(23)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(24)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(25)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(26)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(27)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(28)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(29)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2025 of all interest only securities comprising the trust.
(30)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2025.
(31)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(32)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

29
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	19,340,500	INR	88.86	4/21/26	$ 300,667
Put USD vs. Call CNH	Barclays Bank PLC	USD	80,440,000	CNH	7.00	1/26/26	178,014
Put USD vs. Call CNH	Deutsche Bank AG	USD	87,800,000	CNH	7.00	1/29/26	207,296
Put USD vs. Call CNH	Goldman Sachs International	USD	66,000,000	CNH	7.00	1/22/26	137,082
Put USD vs. Call CNH	Goldman Sachs International	USD	3,570,000	CNH	7.00	1/29/26	8,429
Put USD vs. Call CNH	Standard Chartered Bank	USD	32,990,000	CNH	7.00	1/26/26	73,007
Put USD vs. Call INR	Citibank, N.A.	USD	22,300,000	INR	87.00	2/18/26	32,647
Put USD vs. Call INR	Citibank, N.A.	USD	44,463,000	INR	89.13	4/15/26	333,739
Put USD vs. Call INR	Deutsche Bank AG	USD	44,463,000	INR	89.23	4/15/26	353,703
Put USD vs. Call INR	Deutsche Bank AG	USD	44,460,000	INR	88.73	4/22/26	265,515
Put USD vs. Call INR	Goldman Sachs International	USD	33,700,000	INR	87.00	2/5/26	42,732
Put USD vs. Call INR	Goldman Sachs International	USD	27,000,000	INR	87.00	2/9/26	36,342
Put USD vs. Call INR	Goldman Sachs International	USD	17,100,000	INR	87.00	2/10/26	23,290
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	14,100,000	INR	87.00	2/10/26	19,204
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	19,340,500	INR	88.86	4/21/26	124,572
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	168,632
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	90,114
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	87,579
Put USD vs. Call INR	Nomura International PLC	USD	67,600,000	INR	87.00	2/10/26	92,071
Put USD vs. Call INR	Standard Chartered Bank	USD	3,110,000	INR	87.00	2/24/26	4,858
Total							$2,579,493
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Put Options (Exchange-Traded) — 0.3%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
E-Mini S&P 500 Index Futures 12/2025	256	$87,987,200	$5,350.00	12/19/25	$ 88,960
E-Mini S&P 500 Index Futures 12/2025	250	85,925,000	5,400.00	12/19/25	93,125
E-Mini S&P 500 Index Futures 12/2025	739	253,994,300	5,450.00	12/19/25	293,752
ICE Brent Crude Oil Futures 06/2026	794	51,665,580	42.00	4/27/26	349,360
ICE Brent Crude Oil Futures 06/2026	634	41,254,380	50.00	4/27/26	691,060
ICE Brent Crude Oil Futures 06/2026	1,713	111,464,910	60.00	4/27/26	5,995,500
ICE Brent Crude Oil Futures 12/2026	436	28,370,520	50.00	10/27/26	976,640
ICE Brent Crude Oil Futures 12/2026	786	51,145,020	55.00	10/27/26	2,751,000
ICE Brent Crude Oil Futures 12/2026	179	11,647,530	58.00	10/27/26	805,500
ICE Brent Crude Oil Futures 12/2026	842	54,788,940	60.00	10/27/26	4,454,180
Total					$16,499,077
30
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Purchased Put Options (OTC) — 0.0%†
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
iShares 20+ Year Treasury Bond ETF	Citibank, N.A.	5,605	$50,431,576	$80.00	1/16/26	$96,309
Total						$96,309
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,038,000	BRL	7.00	7/12/27	$(1,788,560)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	5,630,000	BRL	7.00	7/14/27	(1,435,582)
Call USD vs. Put INR	Citibank, N.A.	USD	22,300,000	INR	91.00	2/18/26	(53,520)
Call USD vs. Put INR	Goldman Sachs International	USD	33,700,000	INR	91.00	2/5/26	(63,086)
Call USD vs. Put INR	Goldman Sachs International	USD	27,000,000	INR	91.00	2/9/26	(54,324)
Call USD vs. Put INR	Goldman Sachs International	USD	17,100,000	INR	91.00	2/10/26	(35,089)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	14,100,000	INR	91.00	2/10/26	(28,933)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	19,340,500	INR	88.86	4/21/26	(300,667)
Call USD vs. Put INR	Nomura International PLC	USD	67,600,000	INR	91.00	2/10/26	(138,715)
Call USD vs. Put INR	Standard Chartered Bank	USD	3,110,000	INR	91.00	2/24/26	(8,117)
Put USD vs. Call INR	Citibank, N.A.	USD	22,300,000	INR	85.00	2/18/26	(8,296)
Put USD vs. Call INR	Goldman Sachs International	USD	33,700,000	INR	84.50	2/5/26	(6,740)
Put USD vs. Call INR	Goldman Sachs International	USD	27,000,000	INR	84.50	2/9/26	(6,075)
Put USD vs. Call INR	Goldman Sachs International	USD	17,100,000	INR	84.50	2/10/26	(3,950)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	14,100,000	INR	84.50	2/10/26	(3,257)
Put USD vs. Call INR	Nomura International PLC	USD	67,600,000	INR	84.50	2/10/26	(15,616)
Put USD vs. Call INR	Standard Chartered Bank	USD	3,110,000	INR	84.50	2/24/26	(949)
Put USD vs. Call KRW	Barclays Bank PLC	USD	31,750,000	KRW	1,300.00	1/26/26	(10,732)
Put USD vs. Call KRW	BNP Paribas	USD	64,280,000	KRW	1,310.00	2/5/26	(41,332)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	43,000,000	KRW	1,300.00	1/22/26	(13,072)
Put USD vs. Call KRW	Standard Chartered Bank	USD	15,120,000	KRW	1,300.00	1/26/26	(5,111)
Put USD vs. Call KRW	Standard Chartered Bank	USD	27,090,000	KRW	1,310.00	2/9/26	(19,505)
Total							$(4,041,228)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	14,004,000,000	USD	14,603,046	12/17/25	$ 256,906
CLP	12,710,000,000	USD	13,337,629	12/17/25	149,231
CLP	2,167,613,985	USD	2,259,814	12/17/25	40,288
CLP	646,000,000	USD	673,710	12/17/25	11,775
EUR	477,061	USD	562,473	12/17/25	(11,246)
31
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	675,949	USD	796,968	12/17/25	$ (15,935)
EUR	4,029,564	USD	4,676,956	12/17/25	(20,948)
EUR	4,800,000	USD	5,571,171	12/17/25	(24,953)
EUR	9,195,000	USD	10,672,275	12/17/25	(47,800)
EUR	13,349,564	USD	15,494,314	12/17/25	(69,398)
EUR	16,057,476	USD	18,637,281	12/17/25	(83,475)
EUR	4,264,989	USD	5,028,577	12/17/25	(100,543)
EUR	8,636,173	USD	10,182,360	12/17/25	(203,589)
EUR	9,447,469	USD	11,138,908	12/17/25	(222,715)
EUR	10,327,593	USD	12,176,606	12/17/25	(243,463)
EUR	10,927,331	USD	12,883,719	12/17/25	(257,601)
EUR	15,158,896	USD	17,872,887	12/17/25	(357,356)
EUR	27,940,000	USD	32,942,271	12/17/25	(658,658)
INR	3,192,000,000	USD	36,073,503	12/17/25	(201,092)
INR	4,258,000,000	USD	48,114,571	12/17/25	(262,213)
INR	5,853,970,000	USD	66,145,083	12/17/25	(356,857)
KRW	21,277,200,000	USD	14,987,004	12/17/25	(71,163)
KRW	13,758,330,000	USD	9,724,163	12/17/25	(79,236)
KRW	102,207,000,000	USD	73,831,384	12/17/25	(2,181,761)
KRW	109,335,602,000	USD	78,973,464	12/17/25	(2,326,516)
PHP	466,348,538	USD	8,012,861	12/17/25	(73,536)
PHP	527,000,000	USD	9,052,494	12/17/25	(80,611)
PHP	875,351,462	USD	14,997,112	12/17/25	(94,739)
PHP	1,094,300,000	USD	18,802,405	12/17/25	(172,554)
TWD	410,782,000	USD	13,507,190	12/17/25	(148,296)
TWD	446,502,000	USD	14,689,740	12/17/25	(169,210)
TWD	482,223,000	USD	15,856,340	12/17/25	(174,139)
TWD	446,503,000	USD	14,717,081	12/17/25	(196,518)
TWD	1,515,000,000	USD	50,461,313	12/17/25	(1,192,545)
TWD	1,586,380,000	USD	52,949,933	12/17/25	(1,359,842)
USD	128,001	CLP	123,258,985	12/17/25	(2,791)
USD	2,611,546	CLP	2,518,000,000	12/17/25	(60,359)
USD	28,264,771	CLP	26,886,355,000	12/17/25	(264,930)
USD	162,168,414	EUR	137,543,202	12/17/25	3,242,446
USD	110,081,932	EUR	93,366,032	12/17/25	2,201,013
USD	106,379,250	EUR	90,225,601	12/17/25	2,126,980
USD	84,835,357	EUR	71,953,140	12/17/25	1,696,225
USD	64,282,243	EUR	54,521,009	12/17/25	1,285,279
USD	57,267,764	EUR	48,571,676	12/17/25	1,145,030
USD	56,719,448	EUR	48,106,622	12/17/25	1,134,066
USD	51,153,212	EUR	43,385,616	12/17/25	1,022,773
USD	45,936,821	EUR	38,961,332	12/17/25	918,475
USD	43,895,102	EUR	37,229,648	12/17/25	877,652
USD	32,884,987	EUR	27,891,415	12/17/25	657,513
32
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	31,633,541	EUR	26,830,000	12/17/25	$ 632,491
USD	28,580,547	EUR	24,240,602	12/17/25	571,448
USD	21,311,798	EUR	18,075,610	12/17/25	426,115
USD	12,883,718	EUR	10,927,331	12/17/25	257,601
USD	10,770,912	EUR	9,135,353	12/17/25	215,357
USD	10,577,823	EUR	8,971,584	12/17/25	211,496
USD	10,169,931	EUR	8,625,631	12/17/25	203,341
USD	7,466,180	EUR	6,332,444	12/17/25	149,281
USD	30,357,985	EUR	26,155,779	12/17/25	135,971
USD	5,773,896	EUR	4,897,132	12/17/25	115,445
USD	5,085,467	EUR	4,313,241	12/17/25	101,680
USD	2,016,074	EUR	1,709,934	12/17/25	40,310
USD	8,212,126	EUR	7,075,389	12/17/25	36,782
USD	2,826,220	EUR	2,435,010	12/17/25	12,658
USD	2,616,051	EUR	2,253,933	12/17/25	11,717
USD	227,346	EUR	192,824	12/17/25	4,546
USD	45,044,715	IDR	739,409,000,000	12/17/25	617,088
USD	25,643,662	IDR	420,803,000,000	12/17/25	359,578
USD	30,877,947	IDR	508,251,000,000	12/17/25	339,522
USD	19,093,897	IDR	312,548,000,000	12/17/25	314,350
USD	14,661,179	IDR	240,458,000,000	12/17/25	213,183
USD	21,615,529	IDR	356,332,000,000	12/17/25	205,207
USD	22,429,496	IDR	370,535,280,000	12/17/25	165,765
USD	19,065,012	IDR	314,954,000,000	12/17/25	140,900
USD	10,573,562	IDR	174,802,120,000	12/17/25	70,520
USD	9,544,412	IDR	158,866,736,000	12/17/25	(1,147)
USD	16,212,133	IDR	270,142,764,000	12/17/25	(19,482)
USD	29,285,785	INR	2,594,867,000	12/17/25	124,089
USD	22,059,987	INR	1,952,000,000	12/17/25	122,974
USD	6,958,864	INR	620,000,000	12/17/25	(8,835)
USD	11,127,076	INR	991,033,000	12/17/25	(10,375)
USD	13,896,843	INR	1,237,500,000	12/17/25	(10,459)
USD	11,123,583	INR	991,000,000	12/17/25	(13,497)
USD	13,901,511	INR	1,239,000,000	12/17/25	(22,648)
USD	12,600,206	INR	1,123,263,000	12/17/25	(23,275)
USD	13,902,389	INR	1,239,537,000	12/17/25	(27,806)
USD	27,206,914	INR	2,424,000,000	12/17/25	(34,541)
USD	20,853,713	INR	1,858,900,000	12/17/25	(37,021)
USD	20,584,441	INR	1,835,000,000	12/17/25	(37,700)
USD	19,459,399	INR	1,735,000,000	12/17/25	(38,920)
USD	17,079,890	INR	1,523,270,000	12/17/25	(38,959)
USD	17,458,093	INR	1,557,000,000	12/17/25	(39,822)
USD	20,635,437	INR	1,840,000,000	12/17/25	(42,895)
USD	29,766,764	INR	2,654,600,000	12/17/25	(66,226)
33
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	50,088,506	KRW	69,345,532,575	12/17/25	$ 1,475,581
USD	13,374,928	PEN	46,411,000	12/17/25	(393,084)
USD	22,780,989	PEN	80,000,000	12/17/25	(951,336)
USD	30,284,849	PEN	106,000,000	12/17/25	(1,160,482)
USD	35,452,009	PEN	123,758,533	12/17/25	(1,261,463)
USD	55,489,158	PEN	195,000,000	12/17/25	(2,358,385)
USD	28,947,709	PHP	1,656,000,000	12/17/25	755,226
USD	22,960,842	PHP	1,307,000,000	12/17/25	709,891
USD	14,099,375	PHP	806,577,276	12/17/25	367,843
USD	11,172,988	PHP	636,000,000	12/17/25	345,440
USD	15,490,421	TWD	473,000,000	12/17/25	108,159
USD	15,453,297	TWD	472,500,000	12/17/25	87,295
USD	15,497,793	TWD	474,000,000	12/17/25	83,010
USD	15,419,797	TWD	472,000,000	12/17/25	70,056
USD	13,368,197	TWD	409,000,000	12/17/25	67,256
USD	9,262,116	TWD	283,995,000	12/17/25	26,417
USD	8,232,994	TWD	252,473,000	12/17/25	22,411
USD	7,636,595	TWD	234,138,000	12/17/25	22,278
USD	7,203,847	TWD	220,942,000	12/17/25	18,672
USD	6,710,875	TWD	205,825,000	12/17/25	17,314
USD	6,174,718	TWD	189,428,000	12/17/25	14,398
USD	4,664,625	TWD	143,190,000	12/17/25	7,995
USD	9,262,108	TWD	284,569,000	12/17/25	7,742
USD	9,262,089	TWD	284,624,000	12/17/25	5,935
USD	8,233,002	TWD	253,066,000	12/17/25	3,133
USD	5,021,404	TWD	154,368,000	12/17/25	1,258
USD	2,610,489	TWD	80,272,000	12/17/25	(8)
PHP	37,354,270	USD	637,891	5/7/26	(3,132)
PHP	75,000,000	USD	1,308,521	5/7/26	(34,050)
PHP	372,445,730	USD	6,410,426	5/7/26	(81,474)
USD	5,234,863	PHP	293,100,000	5/7/26	254,230
USD	2,084,115	PHP	116,700,000	5/7/26	101,037
USD	1,340,411	PHP	75,000,000	5/7/26	65,939
PHP	248,810,849	USD	4,261,262	5/12/26	(33,584)
PHP	429,984,000	USD	7,341,996	5/12/26	(35,907)
PHP	417,603,700	USD	7,140,966	5/12/26	(45,237)
PHP	465,800,000	USD	7,961,713	5/12/26	(47,054)
PHP	182,338,500	USD	3,166,259	5/12/26	(68,047)
PHP	1,027,802,600	USD	17,572,279	5/12/26	(108,333)
PHP	374,554,469	USD	6,485,230	5/12/26	(120,974)
PHP	374,616,200	USD	6,504,883	5/12/26	(139,578)
PHP	369,645,900	USD	6,434,499	5/12/26	(153,647)
PHP	1,325,000,000	USD	22,707,798	5/12/26	(194,011)
PHP	515,980,000	USD	8,986,850	5/12/26	(219,557)
34
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	503,941,310	USD	8,785,588	5/12/26	$ (222,850)
PHP	687,397,300	USD	11,981,825	5/12/26	(301,888)
PHP	609,140,000	USD	10,653,026	5/12/26	(302,800)
PHP	1,198,551,900	USD	20,848,007	5/12/26	(482,767)
USD	19,422,666	PHP	1,090,000,000	5/12/26	901,890
USD	14,407,684	PHP	810,000,000	5/12/26	644,539
USD	13,178,985	PHP	740,000,000	5/12/26	605,247
USD	13,005,523	PHP	730,000,000	5/12/26	601,701
USD	13,535,784	PHP	762,200,000	5/12/26	584,834
USD	12,430,302	PHP	700,000,000	5/12/26	536,225
USD	12,412,448	PHP	700,000,000	5/12/26	518,372
USD	10,634,150	PHP	600,000,000	5/12/26	439,227
USD	7,862,364	PHP	441,000,000	5/12/26	369,096
USD	6,449,532	PHP	362,000,000	5/12/26	298,596
USD	7,094,840	PHP	400,000,000	5/12/26	298,225
USD	7,093,834	PHP	400,000,000	5/12/26	297,219
USD	4,261,226	PHP	237,900,000	5/12/26	218,939
USD	4,705,778	PHP	264,700,000	5/12/26	208,118
USD	3,205,300	PHP	179,000,000	5/12/26	163,815
USD	3,189,026	PHP	179,000,000	5/12/26	147,540
USD	1,947,096	PHP	108,500,000	5/12/26	103,515
					$13,160,837
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	130,863,546	PLN	557,216,978	Barclays Bank PLC	11/4/25	$ —	$ (44,767)
NGN	5,571,583,000	USD	3,937,514	Standard Chartered Bank	11/4/25	—	(32,564)
NGN	5,551,897,000	USD	3,937,516	Standard Chartered Bank	11/4/25	—	(46,363)
PLN	557,216,978	EUR	131,308,137	Barclays Bank PLC	11/4/25	—	(467,691)
KZT	2,137,272,300	USD	3,866,826	ICBC Standard Bank plc	11/5/25	166,185	—
EUR	3,377,483	USD	3,892,869	Barclays Bank PLC	11/7/25	844	—
EUR	12,440,851	USD	14,544,243	Barclays Bank PLC	11/7/25	—	(201,875)
EUR	14,947,901	USD	17,485,860	Goldman Sachs International	11/7/25	—	(253,253)
EUR	58,519,379	USD	67,833,646	HSBC Bank USA, N.A.	11/7/25	—	(369,894)
EUR	5,104,694	USD	5,896,308	Standard Chartered Bank	11/7/25	—	(11,388)
EUR	16,623,248	USD	19,402,178	State Street Bank and Trust Company	11/7/25	—	(238,156)
EUR	6,430,526	USD	7,453,434	UBS AG	11/7/25	—	(40,036)
KZT	31,518,277,250	USD	59,260,644	Citibank, N.A.	11/7/25	179,373	—
USD	46,650,682	EUR	39,977,306	Standard Chartered Bank	11/7/25	563,059	—
USD	62,524,298	EUR	53,280,000	UBS AG	11/7/25	1,100,737	—
35
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	74,629,281	USD	1,548,968	Standard Chartered Bank	11/10/25	$ 27,518	$ —
KZT	7,013,111,765	USD	12,647,632	Deutsche Bank AG	11/10/25	566,778	—
KZT	6,167,111,696	USD	11,270,306	Deutsche Bank AG	11/10/25	350,033	—
KZT	6,153,345,136	USD	11,269,863	Deutsche Bank AG	11/10/25	324,537	—
KZT	4,103,814,012	USD	7,431,753	ICBC Standard Bank plc	11/10/25	300,831	—
EGP	467,827,661	USD	9,362,171	JPMorgan Chase Bank, N.A.	11/12/25	513,445	—
EGP	200,338,323	USD	3,938,241	JPMorgan Chase Bank, N.A.	11/12/25	290,804	—
PLN	557,216,979	EUR	131,228,632	Barclays Bank PLC	11/13/25	—	(462,066)
ISK	649,598,412	EUR	4,479,989	Bank of America, N.A.	11/14/25	—	(698)
USD	3,816,425	RUB	316,000,000	ICBC Standard Bank plc	11/14/25	—	(73,763)
USD	21,019,332	RUB	1,794,000,000	ICBC Standard Bank plc	11/14/25	—	(1,066,104)
EGP	129,857,457	USD	2,685,224	Bank of America, N.A.	11/17/25	51,238	—
EGP	168,063,000	USD	3,483,720	HSBC Bank USA, N.A.	11/17/25	57,841	—
PLN	557,216,978	EUR	130,749,470	Barclays Bank PLC	11/18/25	41,967	—
ISK	307,266,363	EUR	2,152,177	Bank of America, N.A.	11/28/25	—	(43,626)
ISK	694,795,720	EUR	4,799,639	Citibank, N.A.	11/28/25	—	(21,431)
ISK	695,768,482	EUR	4,806,359	Citibank, N.A.	11/28/25	—	(21,461)
ISK	1,600,248,000	EUR	11,026,307	Bank of America, N.A.	12/3/25	—	(26,294)
ISK	1,372,279,179	EUR	9,449,006	Bank of America, N.A.	12/4/25	—	(16,653)
ISK	1,520,503,506	EUR	10,469,624	Bank of America, N.A.	12/5/25	—	(20,369)
KZT	6,373,926,195	USD	11,443,315	Deutsche Bank AG	12/8/25	466,462	—
KZT	6,234,733,542	USD	11,270,306	Deutsche Bank AG	12/8/25	379,386	—
HKD	55,530,000	USD	7,191,858	Bank of America, N.A.	12/9/25	—	(41,064)
HKD	528,610,000	USD	68,468,363	JPMorgan Chase Bank, N.A.	12/9/25	—	(397,382)
USD	7,170,891	HKD	55,530,000	Bank of America, N.A.	12/9/25	20,097	—
USD	51,259,918	HKD	396,900,000	JPMorgan Chase Bank, N.A.	12/9/25	149,699	—
USD	17,009,983	HKD	131,710,000	JPMorgan Chase Bank, N.A.	12/9/25	49,220	—
EGP	233,216,504	USD	4,717,792	Citibank, N.A.	12/11/25	152,903	—
EUR	17,962,328	ISK	2,564,302,000	Bank of America, N.A.	12/12/25	409,867	—
EUR	25,335,206	ISK	3,679,938,727	Bank of America, N.A.	12/12/25	77,742	—
ISK	11,384,022,903	EUR	78,375,373	Bank of America, N.A.	12/12/25	—	(240,496)
ISK	2,564,307,227	EUR	17,962,365	Bank of America, N.A.	12/12/25	—	(409,868)
KZT	2,982,685,894	USD	5,422,079	Goldman Sachs International	12/15/25	137,309	—
AUD	42,840,000	USD	28,134,185	Citibank, N.A.	12/17/25	—	(90,773)
AUD	70,145,000	USD	46,326,985	Citibank, N.A.	12/17/25	—	(409,499)
AUD	42,850,000	USD	28,133,425	UBS AG	12/17/25	—	(83,467)
EGP	1,359,559,000	USD	27,962,958	Societe Generale	12/17/25	356,948	—
EUR	15,125,881	HUF	6,000,000,001	Bank of America, N.A.	12/17/25	—	(307,514)
EUR	17,622,279	HUF	6,986,400,000	Bank of America, N.A.	12/17/25	—	(346,859)
EUR	29,823,224	HUF	11,800,000,001	HSBC Bank USA, N.A.	12/17/25	—	(517,359)
EUR	29,893,632	HUF	11,840,500,000	HSBC Bank USA, N.A.	12/17/25	—	(556,053)
EUR	7,518,085	ISK	1,079,221,039	Bank of America, N.A.	12/17/25	131,269	—
EUR	385,833	ISK	56,042,269	JPMorgan Chase Bank, N.A.	12/17/25	1,537	—
EUR	15,367,135	ISK	2,240,528,226	JPMorgan Chase Bank, N.A.	12/17/25	—	(5,788)
36
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	39,810,820	PLN	169,968,314	BNP Paribas	12/17/25	$ —	$ (6,884)
EUR	55,540,615	PLN	238,391,427	Deutsche Bank AG	12/17/25	—	(352,372)
EUR	78,002,045	PLN	334,000,000	UBS AG	12/17/25	—	(278,230)
EUR	18,548,991	RON	94,863,249	Barclays Bank PLC	12/17/25	—	(23,619)
EUR	3,310,145	RON	17,009,000	Goldman Sachs International	12/17/25	—	(22,367)
ISK	1,127,310,414	EUR	7,796,600	Citibank, N.A.	12/17/25	—	(71,851)
ISK	2,945,510,583	EUR	20,278,902	JPMorgan Chase Bank, N.A.	12/17/25	—	(80,782)
ISK	2,975,383,593	EUR	20,484,569	JPMorgan Chase Bank, N.A.	12/17/25	—	(81,601)
KZT	4,896,035,183	USD	8,788,747	Deutsche Bank AG	12/17/25	330,455	—
KZT	4,585,868,000	USD	8,255,388	Goldman Sachs International	12/17/25	286,106	—
KZT	2,096,867,529	USD	3,829,895	Goldman Sachs International	12/17/25	75,665	—
MXN	10,300,000	USD	547,248	Standard Chartered Bank	12/17/25	4,664	—
MYR	38,133,580	USD	9,091,112	Barclays Bank PLC	12/17/25	24,394	—
MYR	14,446,100	USD	3,449,815	Barclays Bank PLC	12/17/25	3,402	—
MYR	4,816,600	USD	1,149,958	Barclays Bank PLC	12/17/25	1,409	—
MYR	1,514,300	USD	361,012	Barclays Bank PLC	12/17/25	969	—
MYR	32,751,900	USD	7,832,572	Barclays Bank PLC	12/17/25	—	(3,511)
MYR	54,878,500	USD	13,091,245	Credit Agricole Corporate and Investment Bank	12/17/25	26,991	—
MYR	53,883,800	USD	12,866,851	Credit Agricole Corporate and Investment Bank	12/17/25	13,610	—
MYR	49,369,110	USD	11,809,944	Credit Agricole Corporate and Investment Bank	12/17/25	—	(8,681)
MYR	34,912,500	USD	8,325,186	Goldman Sachs International	12/17/25	20,348	—
MYR	9,301,700	USD	2,221,301	Goldman Sachs International	12/17/25	2,190	—
MYR	3,078,990	USD	735,281	Goldman Sachs International	12/17/25	725	—
MYR	34,978,500	USD	8,378,084	Goldman Sachs International	12/17/25	—	(16,773)
MYR	54,974,700	USD	13,122,019	State Street Bank and Trust Company	12/17/25	19,212	—
MYR	44,277,100	USD	10,573,636	State Street Bank and Trust Company	12/17/25	10,426	—
MYR	42,815,150	USD	10,248,989	State Street Bank and Trust Company	12/17/25	—	(14,393)
NZD	191,352,949	USD	111,927,889	UBS AG	12/17/25	—	(2,225,818)
PLN	135,328,719	EUR	31,771,780	Goldman Sachs International	12/17/25	—	(80,505)
PLN	112,626,387	EUR	26,526,385	Goldman Sachs International	12/17/25	—	(164,684)
SEK	30,000,000	EUR	2,732,154	Citibank, N.A.	12/17/25	9,070	—
SEK	741,820,000	EUR	67,515,212	HSBC Bank USA, N.A.	12/17/25	274,737	—
SEK	189,000,000	EUR	17,175,456	HSBC Bank USA, N.A.	12/17/25	100,025	—
SEK	106,600,000	EUR	9,778,656	Standard Chartered Bank	12/17/25	—	(49,118)
SEK	181,399,866	USD	19,467,596	Barclays Bank PLC	12/17/25	—	(324,041)
SEK	227,000,000	USD	24,390,554	BNP Paribas	12/17/25	—	(434,709)
SEK	180,700,134	USD	19,397,563	Citibank, N.A.	12/17/25	—	(327,852)
SEK	245,200,000	USD	26,335,806	HSBC Bank USA, N.A.	12/17/25	—	(459,273)
SEK	246,000,000	USD	26,494,129	HSBC Bank USA, N.A.	12/17/25	—	(533,169)
THB	1,829,044,500	USD	56,497,328	Standard Chartered Bank	12/17/25	263,142	—
THB	1,697,845,500	USD	52,438,665	Standard Chartered Bank	12/17/25	250,326	—
USD	52,832,544	AUD	79,835,000	Barclays Bank PLC	12/17/25	571,906	—
37
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	50,292,620	AUD	76,000,000	Goldman Sachs International	12/17/25	$ 542,404	$ —
USD	75,408,831	GBP	55,550,000	Citibank, N.A.	12/17/25	2,428,817	—
USD	34,366,959	GBP	25,500,000	Standard Chartered Bank	12/17/25	865,783	—
USD	5,074,849	GBP	3,800,000	Standard Chartered Bank	12/17/25	82,517	—
USD	6,665,576	JPY	973,489,770	Citibank, N.A.	12/17/25	321,500	—
USD	6,278,988	MXN	116,929,174	Barclays Bank PLC	12/17/25	13,490	—
USD	35,607,387	MXN	665,000,000	BNP Paribas	12/17/25	—	(25,776)
USD	54,990,656	MXN	1,027,000,000	BNP Paribas	12/17/25	—	(39,807)
USD	3,895,994	MXN	72,000,000	Deutsche Bank AG	12/17/25	37,967	—
USD	3,895,994	MXN	72,000,000	Deutsche Bank AG	12/17/25	37,967	—
USD	4,651,681	MXN	86,000,000	Standard Chartered Bank	12/17/25	43,483	—
USD	4,624,637	MXN	85,500,000	Standard Chartered Bank	12/17/25	43,230	—
USD	14,714,319	MXN	277,000,000	Standard Chartered Bank	12/17/25	—	(128,367)
USD	22,735,482	MXN	428,000,000	Standard Chartered Bank	12/17/25	—	(198,343)
USD	34,216,267	MXN	644,000,000	Standard Chartered Bank	12/17/25	—	(291,638)
USD	52,971,457	MXN	997,000,000	Standard Chartered Bank	12/17/25	—	(451,495)
USD	30,718,652	MXN	572,174,838	UBS AG	12/17/25	59,406	—
USD	19,880,583	MXN	370,301,708	UBS AG	12/17/25	38,446	—
USD	23,862,840	NZD	40,000,000	Citibank, N.A.	12/17/25	930,959	—
USD	596,571	NZD	1,000,000	Citibank, N.A.	12/17/25	23,274	—
USD	26,707,898	NZD	44,734,690	HSBC Bank USA, N.A.	12/17/25	1,061,635	—
USD	1,086,032	NZD	1,819,061	HSBC Bank USA, N.A.	12/17/25	43,170	—
USD	521,932	NZD	874,215	HSBC Bank USA, N.A.	12/17/25	20,747	—
USD	32,810,716	NZD	55,018,259	Standard Chartered Bank	12/17/25	1,268,914	—
USD	30,773,776	NZD	51,600,000	UBS AG	12/17/25	1,191,650	—
USD	8,677,957	SAR	32,610,000	Goldman Sachs International	12/17/25	—	(6,280)
USD	11,424,080	SAR	42,945,000	Standard Chartered Bank	12/17/25	—	(12,429)
USD	104,799,996	THB	3,304,800,000	Standard Chartered Bank	12/17/25	2,242,622	—
USD	6,846,853	THB	222,090,000	Standard Chartered Bank	12/17/25	—	(45,233)
USD	35,397,274	TRY	1,560,908,387	Standard Chartered Bank	12/17/25	—	(440,409)
USD	8,490,214	ZAR	149,600,000	Bank of America, N.A.	12/17/25	—	(113,011)
USD	20,528,415	ZAR	360,000,000	BNP Paribas	12/17/25	—	(174,531)
USD	45,197,934	ZAR	791,000,000	Goldman Sachs International	12/17/25	—	(291,039)
USD	20,741,423	ZAR	365,446,133	HSBC Bank USA, N.A.	12/17/25	—	(274,720)
USD	6,167,299	ZAR	107,240,000	Standard Chartered Bank	12/17/25	121	—
UYU	370,397,000	USD	9,125,326	Citibank, N.A.	12/17/25	123,543	—
UYU	163,420,000	USD	4,064,365	Citibank, N.A.	12/17/25	16,257	—
UYU	21,333,000	USD	526,286	Citibank, N.A.	12/17/25	6,402	—
UYU	24,000,000	USD	596,718	Citibank, N.A.	12/17/25	2,566	—
UYU	192,000,000	USD	4,768,291	HSBC Bank USA, N.A.	12/17/25	25,978	—
EGP	148,476,802	USD	2,973,699	Goldman Sachs International	12/18/25	117,756	—
USD	43,318,968	BHD	16,349,878	Standard Chartered Bank	12/18/25	—	(21,603)
EGP	144,981,488	USD	2,895,287	Bank of America, N.A.	1/5/26	99,889	—
EGP	875,232,000	USD	17,578,470	Goldman Sachs International	1/6/26	496,869	—
38
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
VND	233,119,130,000	USD	8,780,382	JPMorgan Chase Bank, N.A.	1/8/26	$ 47,794	$ —
VND	61,394,264,959	USD	2,313,186	Goldman Sachs International	1/15/26	10,665	—
UZS	192,939,772,793	USD	12,585,765	Deutsche Bank AG	1/20/26	3,115,054	—
UZS	41,580,552,833	USD	2,711,657	Deutsche Bank AG	1/20/26	672,034	—
KZT	4,553,573,000	USD	8,215,738	ICBC Standard Bank plc	1/21/26	171,760	—
NGN	6,253,974,000	USD	4,066,336	Standard Chartered Bank	1/21/26	222,399	—
EGP	391,740,422	USD	7,960,586	Bank of America, N.A.	1/22/26	86,230	—
KZT	6,842,682,000	USD	12,323,606	ICBC Standard Bank plc	1/22/26	276,858	—
KZT	5,466,319,000	USD	9,835,932	Deutsche Bank AG	1/23/26	227,248	—
EGP	520,815,000	USD	10,552,426	HSBC Bank USA, N.A.	1/26/26	131,397	—
VND	61,484,479,300	USD	2,313,186	Citibank, N.A.	1/26/26	12,290	—
USD	3,563,778	UGX	12,562,319,000	Standard Chartered Bank	1/30/26	29,075	—
USD	3,563,779	UGX	12,573,011,000	Standard Chartered Bank	1/30/26	26,066	—
USD	6,272,250	UGX	22,141,044,000	Citibank, N.A.	2/3/26	53,952	—
USD	1,223,879	GHS	17,550,422	ICBC Standard Bank plc	2/17/26	—	(283,970)
USD	38,349,212	KWD	11,726,516	Standard Chartered Bank	2/24/26	—	(878)
USD	37,983,999	KWD	11,615,600	Standard Chartered Bank	2/24/26	—	(3,354)
USD	56,976,005	KWD	17,449,041	Standard Chartered Bank	2/24/26	—	(88,881)
NGN	1,075,389,000	USD	679,336	Citibank, N.A.	2/26/26	50,188	—
USD	618,751	NGN	1,075,389,000	Citibank, N.A.	2/26/26	—	(110,773)
NGN	1,237,502,000	USD	653,035	Citibank, N.A.	2/27/26	186,196	—
USD	3,333,813	NGN	5,777,498,000	Citibank, N.A.	2/27/26	—	(584,288)
TRY	701,894,634	USD	13,703,369	Standard Chartered Bank	3/23/26	1,208,791	—
USD	13,236,945	TRY	701,894,634	Standard Chartered Bank	3/23/26	—	(1,675,214)
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	947,247	—
TRY	830,180,298	USD	15,575,740	Standard Chartered Bank	3/26/26	2,019,821	—
USD	2,903,202	TRY	155,612,857	Standard Chartered Bank	3/26/26	—	(394,992)
USD	12,460,393	TRY	674,567,441	Standard Chartered Bank	3/26/26	—	(1,836,974)
KZT	11,386,722,000	USD	19,825,406	Deutsche Bank AG	4/16/26	502,316	—
USD	7,127,558	UGX	25,409,743,000	Standard Chartered Bank	4/16/26	92,275	—
USD	3,563,779	UGX	12,722,690,000	Standard Chartered Bank	4/16/26	41,204	—
KZT	13,617,678,000	USD	23,790,493	Deutsche Bank AG	4/17/26	510,699	—
KZT	11,369,873,000	USD	19,825,411	Deutsche Bank AG	4/17/26	464,500	—
KZT	11,361,941,000	USD	19,825,407	Deutsche Bank AG	4/17/26	450,348	—
USD	7,127,557	UGX	25,481,018,000	Standard Chartered Bank	4/17/26	73,901	—
USD	5,345,668	UGX	19,137,492,101	Standard Chartered Bank	4/17/26	48,027	—
EGP	856,841,000	USD	16,777,776	Standard Chartered Bank	4/21/26	229,502	—
USD	3,563,779	UGX	12,829,603,709	Standard Chartered Bank	4/22/26	15,709	—
KZT	5,635,989,000	USD	9,835,932	Deutsche Bank AG	4/23/26	198,737	—
KZT	11,262,138,000	USD	19,671,857	Deutsche Bank AG	4/24/26	372,344	—
USD	5,345,668	UGX	19,271,134,000	Standard Chartered Bank	5/4/26	28,468	—
USD	3,563,779	UGX	12,829,604,000	Standard Chartered Bank	5/4/26	23,895	—
EUR	5,314,431	RON	29,205,455	Barclays Bank PLC	5/12/26	—	(359,679)
RON	29,205,455	EUR	5,463,048	JPMorgan Chase Bank, N.A.	5/12/26	186,687	—
39
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,563,779	UGX	13,096,888,000	Standard Chartered Bank	7/24/26	$ 54,414	$ —
USD	3,563,779	UGX	13,061,250,000	Standard Chartered Bank	7/28/26	68,943	—
EUR	85,675,616	PLN	373,674,198	Barclays Bank PLC	9/2/26	—	(622,893)
PLN	62,500,000	EUR	14,472,953	Barclays Bank PLC	9/2/26	—	(63,132)
EUR	87,849,427	PLN	384,095,265	Barclays Bank PLC	9/4/26	—	(880,774)
PLN	192,047,632	EUR	44,463,704	Barclays Bank PLC	9/4/26	—	(190,216)
EUR	175,681,335	PLN	765,092,213	Barclays Bank PLC	9/8/26	—	(899,415)
PLN	382,546,106	EUR	88,548,240	Barclays Bank PLC	9/8/26	—	(378,267)
EUR	128,911,565	PLN	561,280,956	Barclays Bank PLC	9/9/26	—	(616,665)
PLN	280,640,477	EUR	64,957,059	Barclays Bank PLC	9/9/26	—	(278,266)
MNT	6,729,012,000	USD	1,756,922	JPMorgan Chase Bank, N.A.	9/28/26	29,082	—
MNT	6,933,167,000	USD	1,806,924	JPMorgan Chase Bank, N.A.	10/5/26	31,655	—
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	432,407	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	1,904,525	—
KZT	12,108,369,000	USD	19,825,410	Deutsche Bank AG	10/15/26	492,113	—
USD	3,563,779	UGX	13,150,345,000	Standard Chartered Bank	10/20/26	126,888	—
USD	3,563,779	UGX	13,257,257,000	Standard Chartered Bank	10/21/26	99,882	—
KZT	11,989,997,000	USD	19,671,857	Deutsche Bank AG	10/23/26	395,010	—
USD	3,563,778	UGX	13,239,437,000	Standard Chartered Bank	10/23/26	106,407	—
KZT	18,331,299,000	USD	30,294,660	Deutsche Bank AG	10/27/26	345,606	—
USD	18,210,311	OMR	7,013,683	Standard Chartered Bank	10/29/26	2,324	—
USD	16,548,842	OMR	6,373,770	Standard Chartered Bank	10/29/26	2,112	—
USD	15,169,771	OMR	5,842,622	Standard Chartered Bank	10/29/26	1,936	—
USD	13,790,701	OMR	5,311,475	Standard Chartered Bank	10/29/26	1,760	—
USD	7,127,558	UGX	26,550,152,000	Standard Chartered Bank	11/3/26	214,735	—
JPY	377,643,780	USD	2,670,245	Deutsche Bank AG	1/7/27	—	(132,633)
USD	630,041	JPY	89,508,986	BNP Paribas	1/7/27	28,577	—
USD	2,530,242	JPY	364,488,110	Standard Chartered Bank	1/7/27	81,031	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	25,371	—
USD	18,803,965	KWD	5,678,843	Standard Chartered Bank	3/3/27	128,105	—
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	1,003,224	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	1,032,971	—
						$40,687,518	$(24,340,752)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	180,430,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	$46,808,157	$(343,197)
11/7/25	COP	180,430,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	46,586,006	222,151
40
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	133,276,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	$34,575,204	$(209,560)
11/7/25	COP	65,676,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	17,038,034	(11,279)
11/21/25	COP	273,669,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	70,996,749	(416,396)
11/21/25	COP	84,238,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	21,853,492	(75,526)
11/25/25	COP	102,855,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	26,683,218	(104,038)
12/5/25	COP	75,260,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	19,444,866	79,503
12/23/25	COP	52,478,000	Republic of Colombia, 6.00%, 4/28/28	Citibank, N.A.	13,614,136	(74,061)
						$(932,403)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	257	Long	12/29/25	$ 102,710,050	$(5,235,802)
Equity Futures
Euro Stoxx Bank	(5,158)	Short	12/19/25	(69,010,871)	(231,988)
STOXX Europe 600 Index	(1,756)	Short	12/19/25	(57,938,531)	(1,604,399)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	1,130	Long	12/19/25	137,047,812	2,557,338
Euro-Bobl	(631)	Short	12/8/25	(86,013,122)	(386,004)
Euro-Bund	(1,853)	Short	12/8/25	(276,358,997)	(2,712,663)
Euro-Buxl	(13)	Short	12/8/25	(1,739,994)	(67,441)
Japan 10-Year Bond	(4)	Short	12/15/25	(3,530,984)	29,287
U.S. 2-Year Treasury Note	(50)	Short	12/31/25	(10,412,109)	28,061
U.S. 5-Year Treasury Note	(2,592)	Short	12/31/25	(283,074,751)	24,491
U.S. 10-Year Treasury Note	(1,809)	Short	12/19/25	(203,823,422)	86,781
U.S. Long Treasury Bond	(145)	Short	12/19/25	(17,010,313)	(18,808)
U.S. Ultra 10-Year Treasury Note	(96)	Short	12/19/25	(11,086,500)	(160,622)
					$(7,691,769)
41
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	116,993,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.34% (pays quarterly)	6/18/28	$ 526,496	$ (79,450)	$ 447,046
COP	98,072,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	430,414	(46,741)	383,673
COP	310,869,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	1,335,602	(129,925)	1,205,677
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(59,914)	—	(59,914)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	184,309	—	184,309
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	72,238	—	72,238
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	89,385	—	89,385
EUR	13,770	Pays	6-month EURIBOR (pays semi-annually)	2.33% (pays annually)	6/18/32	(93,737)	—	(93,737)
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	35,638	—	35,638
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	76,141	—	76,141
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	66,430	—	66,430
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	1,179,161	(1,497)	1,177,664
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	1,160,451	643	1,161,094
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	321,299	33	321,332
ILS	133,570	Pays	3-month ILS TELBOR (pays annually)	3.66% (pays annually)	10/15/30	91,315	—	91,315
ILS	136,185	Pays	3-month ILS TELBOR (pays annually)	3.52% (pays annually)	12/17/30	(122,165)	—	(122,165)
ILS	72,631	Pays	3-month ILS TELBOR (pays annually)	3.80% (pays annually)	12/17/35	13,697	—	13,697
ILS	68,914	Pays	3-month ILS TELBOR (pays annually)	3.91% (pays annually)	12/17/35	193,283	—	193,283
KRW	86,689,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(293,280)	—	(293,280)
KRW	112,694,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(371,523)	8,876	(362,647)
KRW	122,056,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(390,577)	18,803	(371,774)
42
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	182,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	$ (577,499)	$ (839)	$ (578,338)
KRW	109,257,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(430,079)	—	(430,079)
KRW	185,327,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(722,755)	—	(722,755)
KRW	77,402,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(295,635)	—	(295,635)
KRW	7,569,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	119,443	—	119,443
KRW	13,642,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	169,918	—	169,918
KRW	27,970,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	339,926	—	339,926
KRW	11,154,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	128,814	—	128,814
KRW	10,659,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	63,814	—	63,814
KRW	14,157,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	84,329	—	84,329
KRW	28,310,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	147,240	—	147,240
KRW	23,579,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	381,451	—	381,451
KRW	40,111,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	642,550	—	642,550
KRW	19,802,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	320,059	—	320,059
MXN	3,403,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(145,481)	—	(145,481)
MXN	2,185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(88,160)	—	(88,160)
NZD	62,650	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(2,143,001)	—	(2,143,001)
NZD	6,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	(205,572)	—	(205,572)
NZD	88,580	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(3,231,949)	—	(3,231,949)
43
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	1,790,770	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	$ (807,688)	$ —	$ (807,688)
PLN	325,964	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(117,305)	—	(117,305)
PLN	325,964	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	140,236	—	140,236
PLN	1,398,990	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(1,162,529)	—	(1,162,529)
PLN	1,398,990	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	1,229,808	—	1,229,808
PLN	33,572	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	85,095	—	85,095
PLN	131,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	202,408	—	202,408
PLN	117,090	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(145,261)	—	(145,261)
TWD	1,317,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	109,689	—	109,689
TWD	1,635,945	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	133,699	—	133,699
TWD	2,953,845	Receives	3-month TWD TAIBOR (pays quarterly)	1.54% (pays quarterly)	9/17/27	158,300	—	158,300
TWD	1,467,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(468,643)	—	(468,643)
TWD	459,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	22,095	—	22,095
TWD	445,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(154,484)	—	(154,484)
TWD	934,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(331,692)	—	(331,692)
TWD	855,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(306,463)	—	(306,463)
TWD	526,405	Receives	3-month TWD TAIBOR (pays quarterly)	1.55% (pays quarterly)	6/18/30	102,969	—	102,969
TWD	683,930	Receives	3-month TWD TAIBOR (pays quarterly)	1.58% (pays quarterly)	6/18/30	107,399	—	107,399
TWD	811,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(125,518)	—	(125,518)
TWD	439,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(76,031)	—	(76,031)
TWD	580,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(103,602)	—	(103,602)
TWD	1,210,335	Receives	3-month TWD TAIBOR (pays quarterly)	1.60% (pays quarterly)	9/17/30	174,749	—	174,749
TWD	1,174,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	9/17/30	94,404	—	94,404
TWD	1,900,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.76% (pays quarterly)	9/17/30	(219,975)	—	(219,975)
TWD	1,910,770	Receives	3-month TWD TAIBOR (pays quarterly)	1.77% (pays quarterly)	12/17/30	(220,409)	—	(220,409)
44
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	$ 218,064	$ 1,247	$ 219,311
ZAR	1,024,664	Pays	3-month ZAR JIBAR (pays quarterly)	8.71% (pays quarterly)	6/18/35	3,967,284	—	3,967,284
ZAR	1,374,946	Pays	3-month ZAR JIBAR (pays quarterly)	8.72% (pays quarterly)	6/18/35	5,379,513	—	5,379,513
ZAR	463,495	Pays	3-month ZAR JIBAR (pays quarterly)	8.48% (pays quarterly)	9/17/35	1,302,222	—	1,302,222
ZAR	323,305	Pays	3-month ZAR JIBAR (pays quarterly)	8.49% (pays quarterly)	9/17/35	921,739	—	921,739
ZAR	585,870	Pays	3-month ZAR JIBAR (pays quarterly)	8.65% (pays quarterly)	9/17/35	2,048,845	—	2,048,845
ZAR	506,130	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	9/17/35	1,998,478	—	1,998,478
ZAR	1,018,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.03% (pays quarterly)	12/17/35	629,319	—	629,319
Total						$13,788,791	$(228,850)	$13,559,941
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)		Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Index (ITRAXX.XO.44.V1)	EUR	96,699	5.00% (pays quarterly)(1)	12/20/30	$(12,135,235)	$ 12,003,083	$ (132,152)
Malaysia		$96,200	1.00% (pays quarterly)(1)	12/20/30	(2,865,463)	2,654,839	(210,624)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)		157,269	1.00% (pays quarterly)(1)	6/20/30	1,364,417	(4,362,751)	(2,998,334)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)		10,300	5.00% (pays quarterly)(1)	6/20/30	(837,720)	437,431	(400,289)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)		36,800	5.00% (pays quarterly)(1)	12/20/30	(2,877,566)	2,775,040	(102,526)
Markit CDX North America Investment Grade Index (CDX.NA.IG.45.V1)		227,435	1.00% (pays quarterly)(1)	12/20/30	(5,238,664)	5,107,136	(131,528)
Poland		67,709	1.00% (pays quarterly)(1)	12/20/30	(1,276,248)	1,073,570	(202,678)
Qatar		169,254	1.00% (pays quarterly)(1)	12/20/30	(5,887,705)	5,410,141	(477,564)
Saudi Arabia		566,192	1.00% (pays quarterly)(1)	12/20/30	(10,732,238)	8,100,919	(2,631,319)
South Africa		353,235	1.00% (pays quarterly)(1)	12/20/30	7,832,498	(10,967,066)	(3,134,568)
South Africa		9,464	1.00% (pays quarterly)(1)	6/20/31	307,214	(813,044)	(505,830)
45
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Turkey	$377,800	1.00% (pays quarterly)(1)	12/20/30	$ 23,584,682	$(26,104,256)	$ (2,519,574)
Total				$(8,762,028)	$(4,684,958)	$(13,446,986)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 6,100	1.00% (pays quarterly)(1)	5.27%	12/20/30	$(1,060,893)	$1,091,997	$ 31,104
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	1.58	6/20/27	(8,766)	49,580	40,814
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	1.58	6/20/27	(8,766)	48,479	39,713
Benin	Barclays Bank PLC	18,400	1.00% (pays quarterly)(1)	1.70	12/20/27	(239,578)	1,058,725	819,147
Benin	Citibank, N.A.	1,653	1.00% (pays quarterly)(1)	1.93	6/20/28	(36,294)	150,806	114,512
India	Deutsche Bank AG	8,000	1.00% (pays quarterly)(1)	0.69	12/20/30	126,234	(147,065)	(20,831)
India	Goldman Sachs International	19,000	1.00% (pays quarterly)(1)	0.69	12/20/30	299,806	(367,277)	(67,471)
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	1.32	6/20/27	(59,411)	640,571	581,160
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	1.32	6/20/27	(66,182)	712,732	646,550
Petroleos Mexicanos	Barclays Bank PLC	9,212	1.00% (pays quarterly)(1)	1.29	12/20/26	(19,959)	156,759	136,800
Petroleos Mexicanos	Barclays Bank PLC	10,911	1.00% (pays quarterly)(1)	1.29	12/20/26	(23,640)	156,693	133,053
Petroleos Mexicanos	Barclays Bank PLC	11,463	1.00% (pays quarterly)(1)	1.48	6/20/27	(75,020)	311,933	236,913
Petroleos Mexicanos	Barclays Bank PLC	19,440	1.00% (pays quarterly)(1)	1.48	6/20/27	(127,226)	453,415	326,189
Petroleos Mexicanos	Deutsche Bank AG	37,104	4.00% (pays monthly)	1.19	7/6/26	445,768	—	445,768
Petroleos Mexicanos	Deutsche Bank AG	44,196	4.20% (pays monthly)	1.25	7/6/26	568,555	—	568,555
Petroleos Mexicanos	Goldman Sachs International	11,557	1.00% (pays quarterly)(1)	1.18	6/20/26	2,040	282,979	285,019
Petroleos Mexicanos	Goldman Sachs International	9,000	1.00% (pays quarterly)(1)	1.18	6/20/26	14	67,425	67,439
Petroleos Mexicanos	Goldman Sachs International	4,273	1.00% (pays quarterly)(1)	1.18	6/20/26	7	33,332	33,339
Petroleos Mexicanos	Goldman Sachs International	4,275	1.00% (pays quarterly)(1)	1.48	6/20/27	(27,978)	96,235	68,257
46
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$ 21,586	1.00% (pays quarterly)(1)	1.48%	6/20/27	$ (141,271)	$ 489,216	$ 347,945
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	8,173	1.00% (pays quarterly)(1)	1.45	6/20/27	(49,391)	206,306	156,915
Total		$278,464				$(501,951)	$5,492,841	$4,990,890
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Barclays Bank PLC	$31,921	1.00% (pays quarterly)(1)	6/20/27	$ 125,593	$ (902,540)	$ (776,947)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(452,067)	(264,509)	(716,576)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	6/20/35	(166,881)	(579,239)	(746,120)
Total					$(493,355)	$(1,746,288)	$(2,239,643)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $278,464,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	14,500	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays monthly)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays monthly)	11/14/25	$(635,983)
						$(635,983)
47
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
JIBAR	– Johannesburg Interbank Average Rate
OTC	– Over-the-counter

PFC Shares	– Preference Shares
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha
48
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $6,076,298,359)	$6,466,613,794
Affiliated investments, at value (identified cost $50,811,646)	50,811,646
Deposits for derivatives collateral:
Futures contracts	455,000
Centrally cleared derivatives	145,642,913
OTC derivatives	13,968,000
Cash collateral for securities sold short	241,647,565
Foreign currency, at value (identified cost $93,983,405)	94,475,298
Interest receivable	97,948,515
Dividends receivable from affiliated investments	250,633
Receivable for investments sold	784,059,387
Receivable for variation margin on open centrally cleared derivatives	3,445,102
Receivable for open forward foreign currency exchange contracts	40,687,518
Receivable for open swap contracts	5,079,192
Upfront payments on open OTC swap contracts	2,260,630
Receivable for open non-deliverable bond forward contracts	301,654
Tax reclaims receivable	5,915
Trustees' deferred compensation plan	181,367
Total assets	$7,947,834,129
Liabilities
Cash collateral due to brokers	$13,968,000
Payable for reverse repurchase agreements, including accrued interest of $264,694	682,696,526
Payable for closed reverse repurchase agreements	343,952,628
Written options outstanding, at value (premiums received $7,325,580)	4,041,228
Payable for investments purchased	386,620,166
Payable for when-issued securities	125,009,715
Payable for securities sold short, at value (proceeds $477,545,340)	500,324,630
Payable for variation margin on open futures contracts	925,135
Payable for open forward foreign currency exchange contracts	24,340,752
Payable for open swap contracts	2,963,928
Payable for closed swap contracts	588,202
Upfront receipts on open OTC swap contracts	6,007,183
Payable for open non-deliverable bond forward contracts	1,234,057
Due to custodian	22,013,439
Payable to affiliates:
Investment adviser fee	4,317,856
Trustees' fees	9,223
Trustees' deferred compensation plan	181,367
Interest and dividends payable on securities sold short	4,590,937
Accrued expenses	1,699,964
Total liabilities	$2,125,484,936
Net Assets applicable to investors' interest in Portfolio	$5,822,349,193
49
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $945,907)	$19,094,483
Dividend income from affiliated investments	6,819,669
Interest income (net of foreign taxes withheld of $13,534,189)	379,119,292
Other income	1,487,228
Total investment income	$406,520,672
Expenses
Investment adviser fee	$38,479,458
Trustees’ fees and expenses	109,229
Custodian fee	2,846,603
Legal and accounting services	231,805
Interest expense and fees	12,532,008
Interest and dividend expense on securities sold short	35,696,440
Miscellaneous	256,477
Total expenses	$90,152,020
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$229,685
Total expense reductions	$229,685
Net expenses	$89,922,335
Net investment income	$316,598,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$107,449,833
Written options	1,813,169
Securities sold short	1,743,364
Futures contracts	(21,559,511)
Swap contracts	10,274,249
Foreign currency transactions	(4,340,198)
Forward foreign currency exchange contracts	(42,167,264)
Non-deliverable bond forward contracts	(345,867)
Net realized gain	$52,867,775
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $32,209)	$379,422,338
Written options	3,298,802
Securities sold short	(22,670,167)
Futures contracts	1,058,832
Swap contracts	(2,931,907)
Foreign currency	1,067,507
Forward foreign currency exchange contracts	9,190,322
Non-deliverable bond forward contracts	(932,403)
Net change in unrealized appreciation (depreciation)	$367,503,324
Net realized and unrealized gain	$420,371,099
Net increase in net assets from operations	$736,969,436
50
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$316,598,337	$208,119,729
Net realized gain (loss)	52,867,775	(117,501,266)
Net change in unrealized appreciation (depreciation)	367,503,324	165,326,856
Net increase in net assets from operations	$736,969,436	$255,945,319
Capital transactions:
Contributions	$2,193,708,277	$649,205,893
Withdrawals	(278,017,565)	(208,479,950)
Net increase in net assets from capital transactions	$1,915,690,712	$440,725,943
Net increase in net assets	$2,652,660,148	$696,671,262
Net Assets
At beginning of year	$3,169,689,045	$2,473,017,783
At end of year	$5,822,349,193	$3,169,689,045
51
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	2.17%	1.95%	1.69%	1.18%	1.12%
Net expenses(2)	2.17%(3)	1.93%(3)	1.68%(3)	1.17%(3)	1.12%
Net investment income	7.61%	7.40%	5.97%	6.13%	5.37%
Portfolio Turnover	135%	129%	56%	94%	82%
Total Return	19.09%	9.98%	9.60%	(4.83)%	5.94%
Net assets, end of year (000’s omitted)	$5,822,349	$3,169,689	$2,473,018	$1,944,771	$2,632,155
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.16%, 0.91%, 0.68%, 0.16% and 0.11% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
52
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 59.0%, 40.4% and 0.6%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2025 were $6,087,902 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.
53

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized
54

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying
55

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
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Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
T  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
U  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
V  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
W  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
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Global Macro Absolute Return Advantage Portfolio
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Notes to Consolidated Financial Statements — continued

X  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
Y  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $38,479,458 or 0.92% of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $229,685 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
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Global Macro Absolute Return Advantage Portfolio
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Notes to Consolidated Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$6,767,037,244	$4,108,860,969
U.S. Government and Agency Securities	27,744,903	123,574,309
	$6,794,782,147	$4,232,435,278
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,403,722,007
Gross unrealized appreciation	$378,436,987
Gross unrealized depreciation	(280,634,935)
Net unrealized appreciation	$97,802,052
5  Restricted Securities
At October 31, 2025, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$10,966,293
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000,000	13,000,000	17,000,100
Total Restricted Securities			$21,600,000	$27,966,393
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Consolidated Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
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Global Macro Absolute Return Advantage Portfolio
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Notes to Consolidated Financial Statements — continued

Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and options thereon, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $32,815,343. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $19,374,627 at October 31, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
60

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$16,023,240	$ —	$475,837	$2,579,493	$96,309	$19,174,879
Not applicable	—	33,088,811(1)	—	34,140,681(1)	29,925,676(1)	97,155,168
Receivable for open forward foreign currency exchange contracts	—	—	—	40,687,518	—	40,687,518
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	1,568,017	—	—	—	1,568,017
Receivable for open non-deliverable bond forward contracts	—	—	—	—	301,654	301,654
Total Asset Derivatives	$16,023,240	$34,656,828	$475,837	$77,407,692	$30,323,639	$158,887,236
Derivatives not subject to master netting or similar agreements	$16,023,240	$33,088,811	$475,837	$34,140,681	$29,925,676	$113,654,245
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,568,017	$ —	$43,267,011	$397,963	$45,232,991
Written options outstanding, at value	$ —	$ —	$ —	$(4,041,228)	$ —	$(4,041,228)
Not applicable	(5,235,802)(1)	(41,850,839)(1)	(1,836,387)(1)	(20,979,844)(1)	(16,756,465)(1)	(86,659,337)
Payable for open forward foreign currency exchange contracts	—	—	—	(24,340,752)	—	(24,340,752)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(2,563,323)	—	—	(635,983)	(3,199,306)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(1,234,057)	(1,234,057)
Total Liability Derivatives	$(5,235,802)	$(44,414,162)	$(1,836,387)	$(49,361,824)	$(18,626,505)	$(119,474,680)
Derivatives not subject to master netting or similar agreements	$(5,235,802)	$(41,850,839)	$(1,836,387)	$(20,979,844)	$(16,756,465)	$(86,659,337)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(2,563,323)	$ —	$(28,381,980)	$(1,870,040)	$(32,815,343)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
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Global Macro Absolute Return Advantage Portfolio
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Notes to Consolidated Financial Statements — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$876,332	$(876,332)	$ —	$ —	$ —	$ —
Barclays Bank PLC	1,184,139	(1,184,139)	—	—	—	—
BNP Paribas	28,577	(28,577)	—	—	—	—
Citibank, N.A.	4,959,985	(1,810,099)	(1,567,393)	(1,582,493)	—	1,950,000
Credit Agricole Corporate and Investment Bank	40,601	(8,681)	—	—	31,920	—
Deutsche Bank AG	16,579,792	(1,671,491)	(1,515,262)	(11,798,000)	1,595,039	11,798,000
Goldman Sachs International	2,319,282	(2,319,282)	—	—	—	—
HSBC Bank USA, N.A.	1,715,530	(1,715,530)	—	—	—	—
ICBC Standard Bank plc	915,634	(915,634)	—	—	—	—
JPMorgan Chase Bank, N.A.	2,090,691	(1,596,856)	(493,835)	—	—	—
Nomura International PLC	92,071	(92,071)	—	—	—	—
Societe Generale	356,948	—	—	(220,000)	136,948	220,000
Standard Chartered Bank	11,653,532	(5,762,925)	—	—	5,890,607	—
State Street Bank and Trust Company	29,638	(29,638)	—	—	—	—
UBS AG	2,390,239	(2,390,239)	—	—	—	—
	$45,232,991	$(20,401,494)	$(3,576,490)	$(13,600,493)	$7,654,514	$13,968,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(1,566,452)	$876,332	$682,687	$ —	$(7,433)	$ —
Barclays Bank PLC	(7,125,828)	1,184,139	5,493,669	—	(448,020)	—
BNP Paribas	(932,599)	28,577	904,022	—	—	—
Citibank, N.A.	(1,810,099)	1,810,099	—	—	—	—
Credit Agricole Corporate and Investment Bank	(8,681)	8,681	—	—	—	—
Deutsche Bank AG	(1,671,491)	1,671,491	—	—	—	—
Goldman Sachs International	(5,171,676)	2,319,282	2,852,394	—	—	—
HSBC Bank USA, N.A.	(2,710,468)	1,715,530	120,416	—	(874,522)	—
ICBC Standard Bank plc	(1,423,837)	915,634	508,203	—	—	—
JPMorgan Chase Bank, N.A.	(1,596,856)	1,596,856	—	—	—	—
Nomura International PLC	(154,331)	92,071	—	—	(62,260)	—
Standard Chartered Bank	(5,762,925)	5,762,925	—	—	—	—
State Street Bank and Trust Company	(252,549)	29,638	—	—	(222,911)	—
62

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
UBS AG	$(2,627,551)	$2,390,239	$237,312	$ —	$ —	$ —
	$(32,815,343)	$20,401,494	$10,798,703	$ —	$(1,615,146)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$13,968,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2025 is included at Note 8.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$6,324,710	$ —	$ —	$(2,767,694)	$(517,572)	$3,039,444
Written options	—	—	—	1,813,169	—	1,813,169
Futures contracts	1,377,690	—	(32,481,092)	—	9,543,891	(21,559,511)
Swap contracts	(863,889)	(16,717,127)	874,588	—	26,980,677	10,274,249
Forward foreign currency exchange contracts	—	—	—	(42,167,264)	—	(42,167,264)
Non-deliverable bond forward contracts	—	—	—	—	(345,867)	(345,867)
Total	$6,838,511	$(16,717,127)	$(31,606,504)	$(43,121,789)	$35,661,129	$(48,945,780)
Change in unrealized appreciation (depreciation):
Investments(1)	$691,300	$ —	$(7,963,582)	$(3,086,498)	$(297,198)	$(10,655,978)
Written options	—	—	—	3,298,802	—	3,298,802
Futures contracts	(4,724,063)	—	(3,780,105)	—	9,563,000	1,058,832
Swap contracts	(222,749)	(8,783,437)	—	—	6,074,279	(2,931,907)
Forward foreign currency exchange contracts	—	—	—	9,190,322	—	9,190,322
Non-deliverable bond forward contracts	—	—	—	—	(932,403)	(932,403)
Total	$(4,255,512)	$(8,783,437)	$(11,743,687)	$9,402,626	$14,407,678	$(972,332)
(1)	Relates to purchased options and swaptions.
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Notes to Consolidated Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts
$630,359,000	$949,897,000	$6,730,478,000	$70,489,000	$122,124,000
Purchased Swaptions	Swap Contracts
$20,438,000	$6,034,943,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately $330,489,000 and $355,149,000, respectively.
The average number of purchased options contracts outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was 5,642.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
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Global Macro Absolute Return Advantage Portfolio
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Notes to Consolidated Financial Statements — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Bank of America	10/31/25	11/6/25	4.15%	USD	33,709,260	$ 33,713,146
Bank of America	10/31/25	11/6/25	4.25	USD	16,300,000	16,301,924
Barclays Bank PLC	10/29/25	11/6/25	4.25	USD	15,427,239	15,429,060
Barclays Bank PLC	10/29/25	11/6/25	4.30	USD	19,593,750	19,596,090
Barclays Bank PLC	10/29/25	11/14/25	4.25	USD	11,050,000	11,051,305
Barclays Bank PLC	10/29/25	11/14/25	4.30	USD	10,561,250	10,562,511
Barclays Bank PLC	10/29/25	11/14/25	4.35	USD	23,428,562	23,431,394
Barclays Bank PLC	10/29/25	On Demand(1)	4.25	USD	47,301,698	47,307,282
Barclays Bank PLC	10/29/25	On Demand(1)	4.30	USD	9,219,750	9,220,851
JPMorgan Chase Bank, N.A.	10/21/25	11/5/25	2.70	NZD	586,146,633	335,645,717
JPMorgan Chase Bank, N.A.	10/30/25	On Demand(1)	4.50	USD	12,864,673	12,866,281
JPMorgan Chase Bank, N.A.	10/30/25	On Demand(1)	4.60	USD	12,027,734	12,029,271
JPMorgan Chase Bank, N.A.	10/30/25	On Demand(1)	4.70	USD	23,939,910	23,943,035
Nomura International PLC	10/30/25	11/17/25	4.20	USD	29,670,300	29,673,762
Nomura International PLC	10/30/25	On Demand(1)	4.10	USD	16,835,830	16,837,747
Nomura International PLC	10/30/25	On Demand(1)	4.25	USD	65,079,467	65,087,150
Total						$682,696,526
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $321,394,000 and 3.88%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America	$6,840,471	$(6,840,471)	$ —	$ —	$ —
Barclays Bank PLC	69,895,367	(69,895,367)	—	—	—
Citibank, N.A.	7,351,523	—	(7,011,367)	—	340,156
Nomura International PLC	287,429,825	(111,598,659)	(175,831,166)	—	—
	$371,517,186	$(188,334,497)	$(182,842,533)	$ —	$340,156
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Notes to Consolidated Financial Statements — continued

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Bank of America	$(50,015,070)	$6,840,471	$43,174,599	$ —	$ —
Barclays Bank PLC	(136,598,493)	69,895,367	66,703,126	—	—
JPMorgan Chase Bank, N.A.	(384,484,304)	—	384,484,304	—	—
Nomura International PLC	(111,598,659)	111,598,659	—	—	—
	$(682,696,526)	$188,334,497	$494,362,029	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $50,811,646, which represents 0.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$67,554,521	$3,653,478,734	$(3,670,221,609)	$ —	$ —	$50,811,646	$6,819,669	50,811,646
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 39,514,028	$ —	$ 39,514,028
Common Stocks	67,656,974	500,221,812*	—	567,878,786
Convertible Bonds	—	157,852	—	157,852
Credit Linked Notes	—	73,582,396	—	73,582,396
Foreign Corporate Bonds	—	418,339,504	0	418,339,504
Insurance Linked Securities	—	—	81,103,012	81,103,012
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Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Loan Participation Notes	$ —	$ —	$13,836,167	$ 13,836,167
Rights	—	528,799	—	528,799
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	21,757,633	—	21,757,633
Sovereign Government Bonds	—	4,009,260,425	—	4,009,260,425
Sovereign Loans	—	106,867,998	—	106,867,998
U.S. Government Guaranteed Small Business Administration Loans	—	3,779,978	—	3,779,978
Short-Term Investments:
Affiliated Fund	50,811,646	—	—	50,811,646
Repurchase Agreements	—	371,517,186	—	371,517,186
Sovereign Government Securities	—	676,231,898	—	676,231,898
U.S. Treasury Obligations	—	63,083,253	—	63,083,253
Purchased Currency Options	—	2,579,493	—	2,579,493
Purchased Put Options	16,499,077	96,309	—	16,595,386
Total Investments	$ 134,967,697	$6,287,518,564	$94,939,179	$6,517,425,440
Forward Foreign Currency Exchange Contracts	$ —	$ 74,828,199	$ —	$ 74,828,199
Non-Deliverable Bond Forward Contracts	—	301,654	—	301,654
Futures Contracts	2,725,958	—	—	2,725,958
Swap Contracts	—	61,856,546	—	61,856,546
Total	$ 137,693,655	$6,424,504,963	$94,939,179	$6,657,137,797
Liability Description
Securities Sold Short	$(160,311,582)	$ (340,013,048)	$ —	$ (500,324,630)
Written Currency Options	—	(4,041,228)	—	(4,041,228)
Forward Foreign Currency Exchange Contracts	—	(45,320,596)	—	(45,320,596)
Non-Deliverable Bond Forward Contracts	—	(1,234,057)	—	(1,234,057)
Futures Contracts	(10,417,727)	—	—	(10,417,727)
Swap Contracts	—	(58,461,072)	—	(58,461,072)
Total	$(170,729,309)	$ (449,070,001)	$ —	$ (619,799,310)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
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Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$57,010,655	$38,362,690	$95,373,345
Realized gains (losses)	—	(35,332)	(2,524,527)	(2,559,859)
Change in net unrealized appreciation (depreciation)	—	3,185,702	2,575,454	5,761,156
Cost of purchases	—	34,110,000	—	34,110,000
Proceeds from sales, including return of capital	—	(13,168,012)	(25,179,866)	(38,347,878)
Accrued discount (premium)	—	—	602,416	602,416
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of October 31, 2025	$0	$81,103,013	$13,836,167	$94,939,180
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2025	$ —	$4,831,321	$619,998	$5,451,319
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2025:
Type of Investment	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	13,836,167	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.32%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
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Notes to Consolidated Financial Statements — continued

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
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Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio"), including the consolidated portfolio of investments, as of October 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 23, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
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October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
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Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
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Global Macro Absolute Return Advantage Fund
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Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
73

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
74

EGRAX-NCSR    10.31.25

Eaton Vance
Global Equity Income Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Global Equity Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Portfolio of Investments

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 3.4%
BAE Systems PLC	388,046	$ 9,558,919
Leonardo SpA	54,830	3,225,905
Safran SA	35,583	12,643,292
		$ 25,428,116
Banks — 8.9%
Banco Santander SA	644,934	$ 6,571,998
Barclays PLC	1,361,550	7,302,837
BNP Paribas SA	74,135	5,742,345
Citigroup, Inc.	66,718	6,753,863
Grupo Financiero Banorte SAB de CV, Class O	398,705	3,742,936
HDFC Bank Ltd.	269,806	2,999,930
ING Groep NV	269,972	6,741,110
KBC Group NV	35,198	4,234,651
NatWest Group PLC	662,926	5,103,544
Societe Generale SA	158,343	10,042,209
Toronto-Dominion Bank	53,184	4,366,810
Truist Financial Corp.	94,743	4,228,380
		$ 67,830,613
Beverages — 0.7%
Diageo PLC	83,562	$ 1,922,072
Pernod Ricard SA	31,749	3,109,513
		$ 5,031,585
Biotechnology — 0.3%
CSL Ltd.	18,427	$ 2,147,414
		$ 2,147,414
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	105,983	$ 25,883,168
		$ 25,883,168
Capital Markets — 1.5%
Bank of New York Mellon Corp.	29,820	$ 3,218,473
Charles Schwab Corp.	46,698	4,413,895
State Street Corp.	29,532	3,415,671
		$ 11,048,039
Chemicals — 0.6%
Sika AG	24,187	$ 4,740,355
		$ 4,740,355
Security	Shares	Value
Construction Materials — 0.3%
CRH PLC	16,187	$ 1,927,872
		$ 1,927,872
Consumer Finance — 1.1%
Capital One Financial Corp.	39,583	$ 8,707,864
		$ 8,707,864
Consumer Staples Distribution & Retail — 0.7%
U.S. Foods Holding Corp.(1)	70,467	$ 5,117,314
		$ 5,117,314
Diversified Telecommunication Services — 0.3%
Zegona Communications PLC(1)	143,634	$ 2,322,503
		$ 2,322,503
Electric Utilities — 2.4%
Iberdrola SA	223,149	$ 4,522,391
NextEra Energy, Inc.	97,553	7,940,814
SSE PLC	228,935	5,767,511
		$ 18,230,716
Electrical Equipment — 2.3%
AMETEK, Inc.	35,010	$ 7,075,871
Schneider Electric SE	37,208	10,601,667
		$ 17,677,538
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	35,459	$ 5,651,101
Keyence Corp.	13,993	5,193,285
		$ 10,844,386
Energy Equipment & Services — 0.6%
Baker Hughes Co.	88,675	$ 4,292,757
		$ 4,292,757
Entertainment — 1.1%
Walt Disney Co.	77,274	$ 8,702,598
		$ 8,702,598
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(1)	19,807	$ 9,458,635
Global Payments, Inc.	51,362	3,993,909
ORIX Corp.	153,564	3,756,487

1
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	20,061	$ 6,835,585
Voya Financial, Inc.	68,613	5,108,924
		$ 29,153,540
Food Products — 1.3%
Nestle SA	99,464	$ 9,503,630
		$ 9,503,630
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	31,301	$ 3,869,430
Alcon AG	7,773	579,360
Boston Scientific Corp.(1)	107,672	10,844,724
Coloplast AS, Class B	33,157	2,998,865
Intuitive Surgical, Inc.(1)	11,669	6,234,513
Straumann Holding AG	37,818	4,753,788
		$ 29,280,680
Health Care Providers & Services — 0.3%
Amplifon SpA	21,674	$ 370,403
Elevance Health, Inc.	4,762	1,510,507
		$ 1,880,910
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	166,168	$ 2,982,716
		$ 2,982,716
Hotels, Restaurants & Leisure — 4.5%
Amadeus IT Group SA	57,109	$ 4,365,452
Aramark	212,416	8,046,318
Compass Group PLC	358,971	11,881,876
InterContinental Hotels Group PLC	41,528	5,009,404
Marriott International, Inc., Class A	18,656	4,861,380
		$ 34,164,430
Household Products — 0.8%
Reckitt Benckiser Group PLC	82,605	$ 6,318,378
		$ 6,318,378
Industrial Conglomerates — 1.2%
Siemens AG	33,332	$ 9,446,196
		$ 9,446,196
Insurance — 3.5%
AIA Group Ltd.	465,913	$ 4,533,674
Allstate Corp.	19,163	3,670,098
Security	Shares	Value
Insurance (continued)
American International Group, Inc.	72,940	$ 5,759,342
Arch Capital Group Ltd.	8,222	709,641
Assurant, Inc.	18,967	4,015,693
Prudential PLC	265,131	3,687,463
RenaissanceRe Holdings Ltd.	17,812	4,525,851
		$ 26,901,762
Interactive Media & Services — 6.2%
Alphabet, Inc., Class C	123,471	$ 34,796,597
Meta Platforms, Inc., Class A	18,723	12,139,057
		$ 46,935,654
Life Sciences Tools & Services — 0.7%
Danaher Corp.	25,517	$ 5,495,851
		$ 5,495,851
Machinery — 2.7%
IDEX Corp.	41,528	$ 7,120,391
Ingersoll Rand, Inc.	90,452	6,904,201
Parker-Hannifin Corp.	8,245	6,371,983
		$ 20,396,575
Metals & Mining — 0.9%
Anglo American PLC	100,813	$ 3,814,020
Rio Tinto Ltd.	34,559	3,000,628
		$ 6,814,648
Multi-Utilities — 0.3%
CMS Energy Corp.	27,536	$ 2,025,273
		$ 2,025,273
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	2,887	$ 455,338
EOG Resources, Inc.	114,181	12,084,917
EQT Corp.	98,959	5,302,223
Exxon Mobil Corp.	64,399	7,364,669
		$ 25,207,147
Personal Care Products — 0.6%
L'Oreal Prime De Fidelite(1)	8,246	$ 3,441,149
L'Oreal SA	2,313	965,241
		$ 4,406,390
Pharmaceuticals — 7.3%
AstraZeneca PLC	75,503	$ 12,454,109

2
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	31,227	$ 26,944,529
Novo Nordisk AS, Class B	164,839	8,115,299
Zoetis, Inc.	56,475	8,137,483
		$ 55,651,420
Professional Services — 0.9%
Recruit Holdings Co. Ltd.	33,754	$ 1,673,791
RELX PLC	113,456	5,014,344
Verisk Analytics, Inc.	1,673	365,986
		$ 7,054,121
Residential REITs — 0.6%
Equity LifeStyle Properties, Inc.	72,474	$ 4,424,538
		$ 4,424,538
Semiconductors & Semiconductor Equipment — 14.3%
ASML Holding NV	18,556	$ 19,619,432
Broadcom, Inc.	32,454	11,995,972
Infineon Technologies AG	113,160	4,491,648
Micron Technology, Inc.	66,280	14,831,476
NVIDIA Corp.	159,359	32,268,604
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	15,880,730
Tokyo Electron Ltd.	43,888	9,675,996
		$108,763,858
Software — 4.9%
Intuit, Inc.	10,733	$ 7,164,814
Microsoft Corp.	57,880	29,970,843
		$ 37,135,657
Specialty Retail — 1.8%
Lowe's Cos., Inc.	17,778	$ 4,233,475
TJX Cos., Inc.	66,847	9,367,939
		$ 13,601,414
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	98,553	$ 26,645,775
		$ 26,645,775
Textiles, Apparel & Luxury Goods — 1.4%
Cie Financiere Richemont SA, Class A	27,985	$ 5,535,589
LVMH Moet Hennessy Louis Vuitton SE	7,024	4,964,722
		$ 10,500,311
Security	Shares	Value
Trading Companies & Distributors — 0.6%
IMCD NV	43,448	$ 4,502,241
		$ 4,502,241
Total Common Stocks (identified cost $433,818,418)		$749,125,953

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(2)	2,676,762	$ 2,676,762
Total Short-Term Investments (identified cost $2,676,762)		$ 2,676,762
Total Investments — 99.1% (identified cost $436,495,180)		$751,802,715
Other Assets, Less Liabilities — 0.9%		$ 6,893,759
Net Assets — 100.0%		$758,696,474
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of October 31, 2025.

3
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Portfolio of Investments — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	63.5%	$477,151,823
United Kingdom	9.7	72,655,497
France	5.4	40,908,471
Netherlands	4.1	30,862,783
Japan	2.7	20,299,559
Taiwan	2.1	15,880,730
Spain	2.0	15,459,841
Switzerland	2.0	15,029,732
Germany	1.8	13,937,844
Denmark	1.5	11,114,164
Hong Kong	1.1	8,221,137
Bermuda	0.6	4,525,851
Canada	0.6	4,366,810
Belgium	0.6	4,234,651
South Africa	0.5	3,814,020
Mexico	0.5	3,742,936
Italy	0.5	3,596,308
Australia	0.4	3,000,628
India	0.4	2,999,930
Total Investments	100.0%	$751,802,715
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
4
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $433,818,418)	$749,125,953
Affiliated investments, at value (identified cost $2,676,762)	2,676,762
Foreign currency, at value (identified cost $514,205)	510,925
Dividends receivable	450,494
Dividends receivable from affiliated investments	8,143
Receivable for investments sold	1,151,322
Receivable for Fund shares sold	173,300
Tax reclaims receivable	5,845,480
Trustees' deferred compensation plan	177,943
Total assets	$760,120,322
Liabilities
Payable for Fund shares redeemed	$137,721
Payable to affiliates:
Investment adviser fee	408,748
Administration fee	95,617
Distribution and service fees	106,781
Sub-transfer agency fee	7,790
Trustees' fees	3,602
Trustees' deferred compensation plan	177,943
Payable for legal and accounting services	75,830
Accrued foreign capital gains taxes	294,247
Accrued expenses	115,569
Total liabilities	$1,423,848
Net Assets	$758,696,474
Sources of Net Assets
Paid-in capital	$442,797,104
Distributable earnings	315,899,370
Net Assets	$758,696,474
Class A Shares
Net Assets	$447,239,541
Shares Outstanding	23,242,694
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.24
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$20.31
Class C Shares
Net Assets	$15,366,424
Shares Outstanding	800,726
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.19
Class I Shares
Net Assets	$296,090,509
Shares Outstanding	15,369,394
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.26
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $3,967,375)	$29,296,639
Dividend income from affiliated investments	122,269
Interest income	23,209
Other income	1,139,479
Total investment income	$30,581,596
Expenses
Investment adviser fee	$4,425,185
Administration fee	1,032,044
Distribution and service fees:
Class A	1,042,582
Class C	150,129
Trustees’ fees and expenses	44,900
Custodian fee	246,452
Transfer and dividend disbursing agent fees	239,966
Legal and accounting services	137,815
Printing and postage	29,563
Registration fees	50,703
Miscellaneous	84,308
Total expenses	$7,483,647
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$4,457
Total expense reductions	$4,457
Net expenses	$7,479,190
Net investment income	$23,102,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $18,981)	$25,845,764
Futures contracts	(8,348,470)
Foreign currency transactions	(2,630,393)
Forward foreign currency exchange contracts	229,131
Net realized gain	$15,096,032
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $243,595)	$80,128,262
Foreign currency	332,299
Net change in unrealized appreciation (depreciation)	$80,460,561
Net realized and unrealized gain	$95,556,593
Net increase in net assets from operations	$118,658,999
6
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$23,102,406	$27,221,318
Net realized gain	15,096,032	18,118,413
Net change in unrealized appreciation (depreciation)	80,460,561	91,943,768
Net increase in net assets from operations	$118,658,999	$137,283,499
Distributions to shareholders:
Class A	$(16,383,284)	$(17,330,804)
Class C	(480,221)	(581,692)
Class I	(10,663,758)	(8,434,743)
Total distributions to shareholders	$(27,527,263)	$(26,347,239)
Transactions in shares of beneficial interest:
Class A	$(20,004,407)	$(35,025,819)
Class C	(2,358,076)	(3,380,981)
Class I	59,519,165	14,988,498
Net increase (decrease) in net assets from Fund share transactions	$37,156,682	$(23,418,302)
Net increase in net assets	$128,288,418	$87,517,958
Net Assets
At beginning of year	$630,408,056	$542,890,098
At end of year	$758,696,474	$630,408,056
7
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$16.92	$14.02	$13.04	$17.64	$12.69
Income (Loss) From Operations
Net investment income(1)	$0.58	$0.71	$0.54	$0.74	$0.39
Net realized and unrealized gain (loss)	2.43	2.88	1.16	(4.02)	4.99
Total income (loss) from operations	$3.01	$3.59	$1.70	$(3.28)	$5.38
Less Distributions
From net investment income	$(0.69)	$(0.69)	$(0.72)	$(0.64)	$(0.43)
From net realized gain	—	—	—	(0.68)	—
Total distributions	$(0.69)	$(0.69)	$(0.72)	$(1.32)	$(0.43)
Net asset value — End of year	$19.24	$16.92	$14.02	$13.04	$17.64
Total Return(2)	18.28%	25.77%	13.10%	(19.65)%	42.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$447,240	$412,677	$372,352	$356,746	$494,280
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.16%	1.18%	1.20%	1.18%	1.16%
Net expenses	1.16%(4)	1.18%(4)	1.20%(4)	1.18%(4)	1.16%
Net investment income	3.29%	4.26%	3.80%	4.97%	2.41%
Portfolio Turnover	102%	136%	107%	99%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$16.88	$13.98	$13.01	$17.59	$12.65
Income (Loss) From Operations
Net investment income(1)	$0.45	$0.58	$0.42	$0.61	$0.25
Net realized and unrealized gain (loss)	2.42	2.88	1.16	(3.99)	5.00
Total income (loss) from operations	$2.87	$3.46	$1.58	$(3.38)	$5.25
Less Distributions
From net investment income	$(0.56)	$(0.56)	$(0.61)	$(0.52)	$(0.31)
From net realized gain	—	—	—	(0.68)	—
Total distributions	$(0.56)	$(0.56)	$(0.61)	$(1.20)	$(0.31)
Net asset value — End of year	$19.19	$16.88	$13.98	$13.01	$17.59
Total Return(2)	17.38%	24.91%	12.20%	(20.22)%	41.79%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,366	$15,836	$15,979	$20,044	$31,961
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.92%	1.93%	1.95%	1.94%	1.92%
Net expenses	1.92%(4)	1.93%(4)	1.95%(4)	1.94%(4)	1.92%
Net investment income	2.56%	3.50%	2.96%	4.08%	1.55%
Portfolio Turnover	102%	136%	107%	99%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$16.94	$14.03	$13.05	$17.65	$12.70
Income (Loss) From Operations
Net investment income(1)	$0.62	$0.76	$0.58	$0.79	$0.42
Net realized and unrealized gain (loss)	2.43	2.88	1.16	(4.03)	5.00
Total income (loss) from operations	$3.05	$3.64	$1.74	$(3.24)	$5.42
Less Distributions
From net investment income	$(0.73)	$(0.73)	$(0.76)	$(0.68)	$(0.47)
From net realized gain	—	—	—	(0.68)	—
Total distributions	$(0.73)	$(0.73)	$(0.76)	$(1.36)	$(0.47)
Net asset value — End of year	$19.26	$16.94	$14.03	$13.05	$17.65
Total Return(2)	18.55%	26.14%	13.38%	(19.44)%	43.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$296,091	$201,895	$154,559	$141,680	$188,245
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.91%	0.93%	0.95%	0.93%	0.91%
Net expenses	0.91%(4)	0.93%(4)	0.95%(4)	0.93%(4)	0.91%
Net investment income	3.52%	4.55%	4.03%	5.26%	2.63%
Portfolio Turnover	102%	136%	107%	99%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Global Equity Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the
11

Eaton Vance
Global Equity Income Fund
October 31, 2025
Notes to Financial Statements — continued

Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund's shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection
12

Eaton Vance
Global Equity Income Fund
October 31, 2025
Notes to Financial Statements — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$27,527,263	$26,347,239
During the year ended October 31, 2025, distributable earnings was decreased by $311,979 and paid-in capital was increased by $311,979 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 8,321,091
Deferred capital losses	(789,600)
Net unrealized appreciation	308,367,879
Distributable earnings	$315,899,370
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $789,600 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $789,600 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$443,498,155
Gross unrealized appreciation	$316,145,964
Gross unrealized depreciation	(7,841,404)
Net unrealized appreciation	$308,304,560
13

Eaton Vance
Global Equity Income Fund
October 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the year ended October 31, 2025, the Fund’s investment adviser fee amounted to $4,425,185 or 0.64% of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $4,457 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended October 31, 2025, the administration fee amounted to $1,032,044.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $23,856 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,103 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the  terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $1,042,582 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $112,597 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $37,532 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
14

Eaton Vance
Global Equity Income Fund
October 31, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $994 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $713,887,139 and $696,751,572, respectively, for the year ended October 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	455,570	$ 7,966,262	831,697	$13,596,695
Issued to shareholders electing to receive payments of distributions in Fund shares	824,587	14,416,152	910,585	15,182,113
Redemptions	(2,424,839)	(42,386,821)	(3,919,346)	(63,804,627)
Net decrease	(1,144,682)	$(20,004,407)	(2,177,064)	$(35,025,819)
Class C
Sales	109,984	$ 1,956,009	131,743	$ 2,169,605
Issued to shareholders electing to receive payments of distributions in Fund shares	27,484	478,454	33,835	561,721
Redemptions	(275,013)	(4,792,539)	(370,103)	(6,112,307)
Net decrease	(137,545)	$(2,358,076)	(204,525)	$(3,380,981)
Class I
Sales	4,471,395	$77,191,492	1,858,442	$30,949,885
Issued to shareholders electing to receive payments of distributions in Fund shares	603,121	10,581,085	498,456	8,333,891
Redemptions	(1,622,878)	(28,253,412)	(1,453,764)	(24,295,278)
Net increase	3,451,638	$59,519,165	903,134	$14,988,498
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2025, there were no obligations outstanding under these financial instruments.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
15

Eaton Vance
Global Equity Income Fund
October 31, 2025
Notes to Financial Statements — continued

Equity Price Risk: During the year ended October 31, 2025, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts during the year ended October 31, 2025.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At October 31, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Futures contracts	$(8,348,470)	$ —	$(8,348,470)
Forward foreign currency exchange contracts	—	229,131	229,131
Total	$(8,348,470)	$229,131	$(8,119,339)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)
$35,434,000	$34,553,000	$5,660,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
16

Eaton Vance
Global Equity Income Fund
October 31, 2025
Notes to Financial Statements — continued

9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
10   Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,676,762, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,553	$203,980,038	$(201,307,829)	$ —	$ —	$2,676,762	$122,269	2,676,762
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 55,638,252	$ 2,322,503	$ —	$ 57,960,755
Consumer Discretionary	52,392,280	31,757,043	—	84,149,323
Consumer Staples	5,117,314	25,259,983	—	30,377,297
Energy	29,499,904	—	—	29,499,904
Financials	82,925,570	60,716,248	—	143,641,818
Health Care	63,037,037	31,419,238	—	94,456,275
Industrials	27,838,432	56,666,355	—	84,504,787
Information Technology	144,409,315	38,980,361	—	183,389,676
Materials	1,927,872	11,555,003	—	13,482,875
Real Estate	7,407,254	—	—	7,407,254
Utilities	9,966,087	10,289,902	—	20,255,989
Total Common Stocks	$480,159,317	$268,966,636*	$ —	$749,125,953
17

Eaton Vance
Global Equity Income Fund
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 2,676,762	$ —	$ —	$ 2,676,762
Total Investments	$482,836,079	$ 268,966,636	$ —	$751,802,715
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
18

Eaton Vance
Global Equity Income Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Global Equity Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Global Equity Income Fund (the “Fund"), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
19

Eaton Vance
Global Equity Income Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $32,468,021, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 10.28% qualifies for the corporate dividends received deduction.
20

Eaton Vance
Global Equity Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
21

Eaton Vance
Global Equity Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
22

Eaton Vance
Global Equity Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Equity Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
23

Eaton Vance
Global Equity Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

EADIX-NCSR    10.31.25

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost $42,914,082)	$167,030,079
Receivable for Fund shares sold	239
Total assets	$167,030,318
Liabilities
Payable for Fund shares redeemed	$120,834
Payable to affiliates:
Administration fee	20,915
Distribution and service fees	39,657
Sub-transfer agency fee	5,154
Trustees' fees	42
Payable for legal and accounting services	37,517
Accrued expenses	24,002
Total liabilities	$248,121
Net Assets	$166,782,197
Sources of Net Assets
Paid-in capital	$43,272,619
Distributable earnings	123,509,578
Net Assets	$166,782,197
Class A Shares
Net Assets	$159,140,059
Shares Outstanding	2,450,354
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$64.95
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$68.55
Class C Shares
Net Assets	$7,642,138
Shares Outstanding	147,478
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$51.82
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $10,224)	$757,143
Securities lending income allocated from Portfolio, net	5,407
Expenses allocated from Portfolio	(1,093,888)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	1,066
Total investment loss from Portfolio	$(330,272)
Expenses
Administration fee	$231,328
Distribution and service fees:
Class A	366,874
Class C	74,692
Trustees’ fees and expenses	500
Custodian fee	21,575
Transfer and dividend disbursing agent fees	61,229
Legal and accounting services	50,267
Printing and postage	8,719
Registration fees	36,120
ReFlow liquidity program fees	5,583
Miscellaneous	11,950
Total expenses	$868,837
Net investment loss	$(1,199,109)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$14,397,717
Foreign currency transactions	2
Net realized gain	$14,397,719
Change in unrealized appreciation (depreciation):
Investments	$8,777,367
Foreign currency	18
Net change in unrealized appreciation (depreciation)	$8,777,385
Net realized and unrealized gain	$23,175,104
Net increase in net assets from operations	$21,975,995
2
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(1,199,109)	$(1,002,896)
Net realized gain	14,397,719	5,793,348
Net change in unrealized appreciation (depreciation)	8,777,385	34,436,034
Net increase in net assets from operations	$21,975,995	$39,226,486
Distributions to shareholders:
Class A	$(3,226,852)	$—
Class C	(211,837)	—
Total distributions to shareholders	$(3,438,689)	$—
Transactions in shares of beneficial interest:
Class A	$(3,145,663)	$(2,316,673)
Class C	(589,745)	(636,423)
Net decrease in net assets from Fund share transactions	$(3,735,408)	$(2,953,096)
Net increase in net assets	$14,801,898	$36,273,390
Net Assets
At beginning of year	$151,980,299	$115,706,909
At end of year	$166,782,197	$151,980,299
3
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$57.74	$43.06	$36.29	$51.60	$39.63
Income (Loss) From Operations
Net investment loss(1)	$(0.44)	$(0.36)	$(0.25)	$(0.33)	$(0.39)
Net realized and unrealized gain (loss)	8.95	15.04	7.02	(13.38)	13.73
Total income (loss) from operations	$8.51	$14.68	$6.77	$(13.71)	$13.34
Less Distributions
From net realized gain	$(1.30)	$—	$—	$(1.60)	$(1.37)
Total distributions	$(1.30)	$—	$—	$(1.60)	$(1.37)
Net asset value — End of year	$64.95	$57.74	$43.06	$36.29	$51.60
Total Return(2)	14.89%	34.09%	18.66%	(27.42)%	34.39%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$159,140	$144,509	$109,562	$93,206	$136,537
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.23%	1.23%	1.26%	1.28%	1.25%
Net expenses	1.23%(5)	1.23%(5)	1.26%(5)	1.28%(5)	1.25%
Net investment loss	(0.74)%	(0.67)%	(0.60)%	(0.79)%	(0.83)%
Portfolio Turnover of the Portfolio	14%	8%	2%	0%(6)	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
(6)	Amount is less than 0.5%.
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$46.65	$35.05	$29.77	$42.92	$33.41
Income (Loss) From Operations
Net investment loss(1)	$(0.70)	$(0.61)	$(0.45)	$(0.54)	$(0.61)
Net realized and unrealized gain (loss)	7.17	12.21	5.73	(11.01)	11.49
Total income (loss) from operations	$6.47	$11.60	$5.28	$(11.55)	$10.88
Less Distributions
From net realized gain	$(1.30)	$—	$—	$(1.60)	$(1.37)
Total distributions	$(1.30)	$—	$—	$(1.60)	$(1.37)
Net asset value — End of year	$51.82	$46.65	$35.05	$29.77	$42.92
Total Return(2)	14.04%	33.10%	17.74%	(27.95)%	33.40%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,642	$7,472	$6,145	$7,382	$13,300
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.98%	1.98%	2.01%	2.03%	2.00%
Net expenses	1.98%(5)	1.98%(5)	2.01%(5)	2.03%(5)	2.00%
Net investment loss	(1.48)%	(1.41)%	(1.34)%	(1.53)%	(1.57)%
Portfolio Turnover of the Portfolio	14%	8%	2%	0%(6)	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
(6)	Amount is less than 0.5%.
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (53.9% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
6

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Long-term capital gains	$3,438,689	$ —
During the year ended October 31, 2025, distributable earnings was decreased by $3,052,577 and paid-in capital was increased by $3,052,577 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for redemptions in-kind and net operating losses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 12,722,955
Net unrealized appreciation	110,786,623
Distributable earnings	$123,509,578
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended October 31, 2025, the administration fee amounted to $231,328.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $15,548 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $7,816 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
7

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $366,874 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $56,019 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $18,673 for Class C shares.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $211 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $2,015,609 and $9,957,508, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class A shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	166,156	$ 9,746,380	165,673	$ 8,827,723
Issued to shareholders electing to receive payments of distributions in Fund shares	50,723	3,090,035	—	—
Redemptions	(269,205)	(15,982,078)	(207,336)	(11,144,396)
Net decrease	(52,326)	$(3,145,663)	(41,663)	$(2,316,673)
8

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	12,680	$ 602,994	15,217	$ 666,793
Issued to shareholders electing to receive payments of distributions in Fund shares	4,329	211,762	—	—
Redemptions	(29,679)	(1,404,501)	(30,375)	(1,303,216)
Net decrease	(12,670)	$ (589,745)	(15,158)	$ (636,423)
9

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Tax-Managed Multi-Cap Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
10

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $13,333,431 or, if subsequently determined to be different, the net capital gain of such year.
11

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Portfolio of Investments

Common Stocks — 99.8%
Security	Shares	Value
Biotechnology — 2.7%
AbbVie, Inc.	17,006	$ 3,707,988
Caris Life Sciences, Inc.(1)	52,126	1,567,950
Vertex Pharmaceuticals, Inc.(1)	7,471	3,179,434
		$ 8,455,372
Broadline Retail — 9.3%
Amazon.com, Inc.(1)	118,076	$ 28,836,521
		$ 28,836,521
Capital Markets — 0.9%
S&P Global, Inc.	5,966	$ 2,906,695
		$ 2,906,695
Chemicals — 1.2%
Ecolab, Inc.	5,380	$ 1,379,432
Sherwin-Williams Co.	6,570	2,266,256
		$ 3,645,688
Commercial Services & Supplies — 1.6%
Copart, Inc.(1)	49,420	$ 2,125,554
Waste Connections, Inc.	16,156	2,709,038
		$ 4,834,592
Consumer Staples Distribution & Retail — 1.8%
Performance Food Group Co.(1)	58,516	$ 5,660,838
		$ 5,660,838
Electrical Equipment — 2.1%
AMETEK, Inc.	31,600	$ 6,386,676
		$ 6,386,676
Entertainment — 0.5%
Live Nation Entertainment, Inc.(1)(2)	9,609	$ 1,436,834
		$ 1,436,834
Financial Services — 3.7%
Shift4 Payments, Inc., Class A(1)(2)	13,838	$ 956,206
Visa, Inc., Class A	30,882	10,522,732
		$ 11,478,938
Security	Shares	Value
Food Products — 0.4%
Mondelez International, Inc., Class A	21,749	$ 1,249,698
		$ 1,249,698
Ground Transportation — 2.3%
Norfolk Southern Corp.	8,734	$ 2,475,041
Uber Technologies, Inc.(1)	47,387	4,572,845
		$ 7,047,886
Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp.(1)	19,017	$ 1,567,952
Intuitive Surgical, Inc.(1)	4,788	2,558,133
Stryker Corp.	4,839	1,723,845
		$ 5,849,930
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	626	$ 3,178,665
Domino's Pizza, Inc.	3,079	1,226,858
Marriott International, Inc., Class A	4,720	1,229,938
		$ 5,635,461
Interactive Media & Services — 13.9%
Alphabet, Inc., Class A	61,650	$ 17,335,363
Alphabet, Inc., Class C	47,917	13,503,969
Meta Platforms, Inc., Class A	18,990	12,312,167
		$ 43,151,499
IT Services — 1.9%
GoDaddy, Inc., Class A(1)	33,923	$ 4,516,169
Okta, Inc.(1)	15,035	1,376,153
		$ 5,892,322
Life Sciences Tools & Services — 1.0%
Danaher Corp.	14,070	$ 3,030,397
		$ 3,030,397
Pharmaceuticals — 1.1%
Eli Lilly & Co.	3,834	$ 3,308,205
		$ 3,308,205
Real Estate Management & Development — 0.4%
CoStar Group, Inc.(1)	17,605	$ 1,211,400
		$ 1,211,400
Semiconductors & Semiconductor Equipment — 17.4%
Broadcom, Inc.	24,620	$ 9,100,290

12
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	8,854	$ 8,898,270
NVIDIA Corp.	177,438	35,929,421
		$ 53,927,981
Software — 19.3%
Adobe, Inc.(1)	9,206	$ 3,132,894
Intuit, Inc.	6,414	4,281,666
Microsoft Corp.	74,352	38,500,210
Nutanix, Inc., Class A(1)	22,727	1,619,071
Oracle Corp.	11,391	2,991,391
Salesforce, Inc.	19,700	5,130,077
ServiceTitan, Inc., Class A(1)(2)	21,343	2,013,925
Synopsys, Inc.(1)	4,809	2,182,421
		$ 59,851,655
Specialty Retail — 2.0%
TJX Cos., Inc.	44,664	$ 6,259,213
		$ 6,259,213
Technology Hardware, Storage & Peripherals — 10.1%
Apple, Inc.	116,404	$ 31,472,148
		$ 31,472,148
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.(1)	8,980	$ 1,531,449
		$ 1,531,449
Trading Companies & Distributors — 2.0%
United Rentals, Inc.	7,233	$ 6,301,245
		$ 6,301,245
Total Common Stocks (identified cost $92,251,588)		$309,362,643

Short-Term Investments — 0.4%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(3)	819,535	$ 819,535
Total Affiliated Fund (identified cost $819,535)		$ 819,535

Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.06%(4)	513,274	$ 513,274
Total Securities Lending Collateral (identified cost $513,274)		$ 513,274
Total Short-Term Investments (identified cost $1,332,809)		$ 1,332,809
Total Investments — 100.2% (identified cost $93,584,397)		$310,695,452
Other Assets, Less Liabilities — (0.2)%		$ (700,297)
Net Assets — 100.0%		$309,995,155
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at October 31, 2025. The aggregate market value of securities on loan at October 31, 2025 was $3,540,033.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

13
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $92,764,862) — including $3,540,033 of securities on loan	$309,875,917
Affiliated investments, at value (identified cost $819,535)	819,535
Dividends receivable	37,294
Dividends receivable from affiliated investments	7,212
Securities lending income receivable	2,729
Trustees' deferred compensation plan	47,881
Total assets	$310,790,568
Liabilities
Collateral for securities loaned	$513,274
Payable to affiliates:
Investment adviser fee	167,704
Trustees' deferred compensation plan	47,881
Payable for legal and accounting services	48,855
Accrued expenses	17,699
Total liabilities	$795,413
Net Assets applicable to investors' interest in Portfolio	$309,995,155
14
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $18,796)	$1,331,908
Dividend income from affiliated investments	57,815
Securities lending income, net	9,951
Total investment income	$1,399,674
Expenses
Investment adviser fee	$1,853,047
Trustees’ fees and expenses	17,410
Custodian fee	72,427
Legal and accounting services	54,408
Miscellaneous	12,643
Total expenses	$2,009,935
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,956
Total expense reductions	$1,956
Net expenses	$2,007,979
Net investment loss	$(608,305)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$26,571,781(1)
Foreign currency transactions	3
Net realized gain	$26,571,784
Change in unrealized appreciation (depreciation):
Investments	$16,067,424
Foreign currency	33
Net change in unrealized appreciation (depreciation)	$16,067,457
Net realized and unrealized gain	$42,639,241
Net increase in net assets from operations	$42,030,936
(1)	Includes $3,669,751 of net realized gains from redemptions in-kind.
15
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(608,305)	$(346,553)
Net realized gain	26,571,784(1)	10,444,103(2)
Net change in unrealized appreciation (depreciation)	16,067,457	61,869,836
Net increase in net assets from operations	$42,030,936	$71,967,386
Capital transactions:
Contributions	$2,015,609	$4,507,326
Withdrawals	(9,957,508)	(8,395,505)
Net decrease in net assets from capital transactions	$(7,941,899)	$(3,888,179)
Net increase in net assets	$34,089,037	$68,079,207
Net Assets
At beginning of year	$275,906,118	$207,826,911
At end of year	$309,995,155	$275,906,118
(1)	Includes $3,669,751 of net realized gains from redemptions in-kind.
(2)	Includes $2,912,088 of net realized gains from redemptions in-kind.
16
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.70%	0.70%	0.71%	0.72%	0.70%
Net expenses	0.70%(2)	0.70%(2)	0.71%(2)	0.72%(2)	0.70%
Net investment loss	(0.21)%	(0.13)%	(0.05)%	(0.23)%	(0.28)%
Portfolio Turnover	14%	8%	2%	0%(3)	13%
Total Return	15.16%	34.79%	19.30%	(27.00)%	35.12%
Net assets, end of year (000’s omitted)	$309,995	$275,906	$207,827	$178,974	$262,354
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
(3)	Amount is less than 0.5%.
17

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 53.9% and 46.1%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized
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Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Notes to Financial Statements — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the year ended October 31, 2025, the investment adviser fee amounted to $1,853,047 or 0.65% of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $1,956 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $39,520,478 and $41,626,808, respectively, for the year ended October 31, 2025. In-kind sales for the year ended October 31, 2025 aggregated $4,100,975.
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Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$93,709,548
Gross unrealized appreciation	$218,062,836
Gross unrealized depreciation	(1,076,932)
Net unrealized appreciation	$216,985,904
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At October 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,540,033 and $3,591,945, respectively. Collateral received was comprised of cash of $513,274 and U.S. government and/or agencies securities of $3,078,671. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$513,274	$ —	$ —	$ —	$513,274
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Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Notes to Financial Statements — continued

The carrying amount of the liability for collateral for securities loaned at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2025.
7  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $819,535, which represents 0.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,098,737	$10,187,319	$(12,466,521)	$ —	$ —	$819,535	$57,815	819,535
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$309,362,643*	$ —	$ —	$309,362,643
Short-Term Investments:
Affiliated Fund	819,535	—	—	819,535
Securities Lending Collateral	513,274	—	—	513,274
Total Investments	$ 310,695,452	$ —	$ —	$310,695,452
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
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Tax-Managed Multi-Cap Growth Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Multi-Cap Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
22

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreementts1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
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Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
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Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered each Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
25

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
26

EACPX-NCSR    10.31.25

Eaton Vance
Tax-Managed Small-Cap Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Tax-Managed Small-Cap Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost $102,402,332)	$116,977,685
Receivable for Fund shares sold	64,064
Total assets	$117,041,749
Liabilities
Payable for Fund shares redeemed	$78,402
Payable to affiliates:
Distribution and service fees	18,878
Sub-transfer agency fee	8,152
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	12,584
Payable for legal and accounting services	35,648
Accrued expenses	18,123
Total liabilities	$171,829
Net Assets	$116,869,920
Sources of Net Assets
Paid-in capital	$94,208,957
Distributable earnings	22,660,963
Net Assets	$116,869,920
Class A Shares
Net Assets	$78,946,511
Shares Outstanding	2,655,188
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$29.73
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$31.38
Class C Shares
Net Assets	$1,955,466
Shares Outstanding	91,543
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.36
Class I Shares
Net Assets	$35,967,943
Shares Outstanding	1,162,142
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.95
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio	$1,708,182
Expenses allocated from Portfolio	(898,293)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	2,936
Total investment income from Portfolio	$812,825
Expenses
Distribution and service fees:
Class A	$223,478
Class C	21,377
Trustees’ fees and expenses	499
Custodian fee	20,488
Transfer and dividend disbursing agent fees	97,946
Legal and accounting services	45,518
Printing and postage	9,638
Registration fees	50,779
ReFlow liquidity program fees	13,631
Miscellaneous	16,434
Total expenses	$499,788
Net investment income	$313,037
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$12,560,161
Net realized gain	$12,560,161
Change in unrealized appreciation (depreciation):
Investments	$(18,154,941)
Net change in unrealized appreciation (depreciation)	$(18,154,941)
Net realized and unrealized loss	$(5,594,780)
Net decrease in net assets from operations	$(5,281,743)
2
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$313,037	$262,551
Net realized gain	12,560,161	5,773,631
Net change in unrealized appreciation (depreciation)	(18,154,941)	24,878,754
Net increase (decrease) in net assets from operations	$(5,281,743)	$30,914,936
Distributions to shareholders:
Class A	$(2,987,951)	$(1,208,454)
Class C	(100,386)	(40,624)
Class I	(1,205,292)	(493,619)
Total distributions to shareholders	$(4,293,629)	$(1,742,697)
Transactions in shares of beneficial interest:
Class A	$(8,700,822)	$(3,828,100)
Class C	(290,005)	(165,137)
Class I	2,697,473	1,572,407
Net decrease in net assets from Fund share transactions	$(6,293,354)	$(2,420,830)
Net increase (decrease) in net assets	$(15,868,726)	$26,751,409
Net Assets
At beginning of year	$132,738,646	$105,987,237
At end of year	$116,869,920	$132,738,646
3
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$32.02	$25.10	$27.94	$34.81	$24.52
Income (Loss) From Operations
Net investment income (loss)(1)	$0.06	$0.05	$0.06	$(0.01)	$(0.05)
Net realized and unrealized gain (loss)	(1.32)	7.27	(2.15)	(4.12)	10.37
Total income (loss) from operations	$(1.26)	$7.32	$(2.09)	$(4.13)	$10.32
Less Distributions
From net investment income	$(0.05)	$(0.03)	$(0.04)	$(0.03)	$(0.03)
From net realized gain	(0.98)	(0.37)	(0.71)	(2.71)	—
Total distributions	$(1.03)	$(0.40)	$(0.75)	$(2.74)	$(0.03)
Net asset value — End of year	$29.73	$32.02	$25.10	$27.94	$34.81
Total Return(2)	(4.27)%	29.31%	(7.62)%	(12.82)%	42.10%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$78,947	$94,109	$76,963	$88,303	$107,257
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.14%	1.13%	1.14%	1.15%	1.11%
Net expenses	1.14%(5)	1.13%(5)	1.14%(5)	1.15%(5)	1.11%
Net investment income (loss)	0.18%	0.15%	0.20%	(0.05)%	(0.16)%
Portfolio Turnover of the Portfolio	41%	34%	38%	43%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$23.40	$18.55	$20.96	$26.78	$18.99
Income (Loss) From Operations
Net investment loss(1)	$(0.13)	$(0.13)	$(0.11)	$(0.18)	$(0.22)
Net realized and unrealized gain (loss)	(0.93)	5.35	(1.59)	(3.10)	8.01
Total income (loss) from operations	$(1.06)	$5.22	$(1.70)	$(3.28)	$7.79
Less Distributions
From net realized gain	$(0.98)	$(0.37)	$(0.71)	$(2.54)	$—
Total distributions	$(0.98)	$(0.37)	$(0.71)	$(2.54)	$—
Net asset value — End of year	$21.36	$23.40	$18.55	$20.96	$26.78
Total Return(2)	(4.98)%	28.30%	(8.31)%	(13.43)%	41.02%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,955	$2,436	$2,073	$2,574	$3,236
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.89%	1.88%	1.89%	1.90%	1.86%
Net expenses	1.89%(5)	1.88%(5)	1.89%(5)	1.90%(5)	1.86%
Net investment loss	(0.56)%	(0.59)%	(0.55)%	(0.79)%	(0.87)%
Portfolio Turnover of the Portfolio	41%	34%	38%	43%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$33.29	$26.08	$29.01	$36.02	$25.37
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.13	$0.13	$0.06	$0.03
Net realized and unrealized gain (loss)	(1.37)	7.55	(2.23)	(4.25)	10.71
Total income (loss) from operations	$(1.23)	$7.68	$(2.10)	$(4.19)	$10.74
Less Distributions
From net investment income	$(0.13)	$(0.10)	$(0.12)	$(0.11)	$(0.09)
From net realized gain	(0.98)	(0.37)	(0.71)	(2.71)	—
Total distributions	$(1.11)	$(0.47)	$(0.83)	$(2.82)	$(0.09)
Net asset value — End of year	$30.95	$33.29	$26.08	$29.01	$36.02
Total Return(2)	(4.04)%	29.63%	(7.40)%	(12.56)%	42.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,968	$36,194	$26,951	$27,419	$30,248
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.89%	0.88%	0.89%	0.90%	0.86%
Net expenses	0.89%(5)	0.88%(5)	0.89%(5)	0.90%(5)	0.86%
Net investment income	0.42%	0.40%	0.44%	0.19%	0.08%
Portfolio Turnover of the Portfolio	41%	34%	38%	43%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (62.7% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$273,969	$200,575
Long-term capital gains	$4,019,660	$1,542,122
During the year ended October 31, 2025, distributable earnings was decreased by $754,468 and paid-in capital was increased by $754,468 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 72,849
Undistributed long-term capital gains	7,403,925
Net unrealized appreciation	15,184,189
Distributable earnings	$22,660,963
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $24,780 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,532 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and
8

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Notes to Financial Statements — continued

service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $223,478 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $16,033 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $5,344 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $3,620,987 and $14,692,887, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	46,154	$ 1,472,368	58,974	$ 1,802,699
Issued to shareholders electing to receive payments of distributions in Fund shares	85,048	2,815,583	38,900	1,137,059
Redemptions	(414,836)	(12,988,773)	(224,790)	(6,767,858)
Net decrease	(283,634)	$(8,700,822)	(126,916)	$(3,828,100)
9

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	8,939	$ 204,227	12,263	$ 278,025
Issued to shareholders electing to receive payments of distributions in Fund shares	4,188	100,386	1,890	40,624
Redemptions	(25,655)	(594,618)	(21,855)	(483,786)
Net decrease	(12,528)	$ (290,005)	(7,702)	$ (165,137)
Class I
Sales	631,968	$20,574,970	334,337	$10,267,056
Issued to shareholders electing to receive payments of distributions in Fund shares	34,239	1,177,440	15,696	475,900
Redemptions	(591,361)	(19,054,937)	(296,162)	(9,170,549)
Net increase	74,846	$ 2,697,473	53,871	$ 1,572,407
10

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Tax-Managed Small-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
11

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $1,427,514, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $8,147,998 or, if subsequently determined to be different, the net capital gain of such year.
12

Tax-Managed Small-Cap Portfolio
October 31, 2025
Portfolio of Investments

Common Stocks — 96.9%
Security	Shares	Value
Aerospace & Defense — 1.0%
Hexcel Corp.	27,181	$ 1,940,723
		$ 1,940,723
Automobile Components — 2.5%
Dorman Products, Inc.(1)	34,411	$ 4,615,547
		$ 4,615,547
Banks — 9.9%
Commerce Bancshares, Inc.	99,892	$ 5,257,316
Community Financial System, Inc.	83,807	4,649,612
First Financial Bankshares, Inc.	114,196	3,527,515
Southstate Bank Corp.	48,376	4,288,532
Stock Yards Bancorp, Inc.	10,134	658,913
		$ 18,381,888
Biotechnology — 0.7%
Caris Life Sciences, Inc.(1)	45,962	$ 1,382,537
		$ 1,382,537
Building Products — 10.2%
A.O. Smith Corp.	51,043	$ 3,368,328
AAON, Inc.	25,626	2,521,342
Advanced Drainage Systems, Inc.	18,746	2,625,377
AZZ, Inc.	28,093	2,805,086
CSW Industrials, Inc.	17,698	4,431,933
Hayward Holdings, Inc.(1)	197,142	3,345,500
		$ 19,097,566
Capital Markets — 3.0%
Cohen & Steers, Inc.	21,490	$ 1,468,197
Stifel Financial Corp.	34,491	4,084,769
		$ 5,552,966
Chemicals — 3.4%
Balchem Corp.	18,211	$ 2,793,385
Quaker Chemical Corp.	25,188	3,498,362
		$ 6,291,747
Construction Materials — 0.6%
Knife River Corp.(1)	16,886	$ 1,020,928
		$ 1,020,928
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.4%
Chefs' Warehouse, Inc.(1)	12,724	$ 750,716
		$ 750,716
Containers & Packaging — 2.2%
AptarGroup, Inc.	35,844	$ 4,158,262
		$ 4,158,262
Diversified Consumer Services — 1.8%
Bright Horizons Family Solutions, Inc.(1)	30,916	$ 3,376,955
		$ 3,376,955
Diversified REITs — 2.3%
Essential Properties Realty Trust, Inc.	144,405	$ 4,314,821
		$ 4,314,821
Electric Utilities — 2.2%
IDACORP, Inc.	31,453	$ 4,058,066
		$ 4,058,066
Electrical Equipment — 0.6%
Thermon Group Holdings, Inc.(1)	39,013	$ 1,120,844
		$ 1,120,844
Electronic Equipment, Instruments & Components — 2.4%
Badger Meter, Inc.	19,706	$ 3,555,948
Novanta, Inc.(1)	7,563	960,576
		$ 4,516,524
Financial Services — 1.4%
Euronet Worldwide, Inc.(1)	34,239	$ 2,597,371
		$ 2,597,371
Food Products — 1.0%
Post Holdings, Inc.(1)	18,001	$ 1,870,844
		$ 1,870,844
Ground Transportation — 0.9%
Landstar System, Inc.	5,733	$ 736,289
Lyft, Inc., Class A(1)	47,448	970,786
		$ 1,707,075
Health Care Providers & Services — 6.9%
Addus HomeCare Corp.(1)	27,953	$ 3,267,426
Chemed Corp.	5,012	2,161,676

13
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(1)	116,137	$ 3,023,046
U.S. Physical Therapy, Inc.	51,979	4,484,228
		$ 12,936,376
Health Care Technology — 1.3%
Certara, Inc.(1)	119,648	$ 1,391,506
HeartFlow, Inc.(1)	26,101	969,913
		$ 2,361,419
Hotels, Restaurants & Leisure — 4.6%
Aramark	107,174	$ 4,059,751
Wyndham Hotels & Resorts, Inc.	61,497	4,515,725
		$ 8,575,476
Household Durables — 1.2%
Meritage Homes Corp.	13,651	$ 922,261
Taylor Morrison Home Corp.(1)	20,707	1,227,304
		$ 2,149,565
Industrial REITs — 3.4%
EastGroup Properties, Inc.	20,607	$ 3,596,540
Terreno Realty Corp.	49,075	2,803,655
		$ 6,400,195
Insurance — 6.3%
First American Financial Corp.	31,310	$ 1,957,188
Hamilton Insurance Group Ltd., Class B(1)	109,695	2,596,481
RLI Corp.	40,627	2,395,368
White Mountains Insurance Group Ltd.	2,540	4,837,582
		$ 11,786,619
Life Sciences Tools & Services — 0.9%
Bio-Techne Corp.	27,243	$ 1,704,595
		$ 1,704,595
Machinery — 9.2%
Albany International Corp., Class A	17,592	$ 995,355
Atmus Filtration Technologies, Inc.	63,653	2,894,938
Donaldson Co., Inc.	59,699	5,029,641
ESCO Technologies, Inc.	13,910	3,052,828
Franklin Electric Co., Inc.	46,281	4,386,050
Middleby Corp.(1)	5,907	733,827
		$ 17,092,639
Security	Shares	Value
Media — 0.4%
John Wiley & Sons, Inc., Class A	19,892	$ 733,418
		$ 733,418
Professional Services — 2.1%
CBIZ, Inc.(1)	71,670	$ 3,941,850
		$ 3,941,850
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc.(1)	55,998	$ 1,675,460
Diodes, Inc.(1)	63,745	3,401,433
Universal Display Corp.	9,475	1,395,478
		$ 6,472,371
Software — 4.7%
Alkami Technology, Inc.(1)	49,556	$ 1,005,491
CCC Intelligent Solutions Holdings, Inc.(1)	359,572	3,135,468
Clearwater Analytics Holdings, Inc., Class A(1)	45,676	840,895
Descartes Systems Group, Inc.(1)	18,666	1,646,528
nCino, Inc.(1)	29,505	787,193
SPS Commerce, Inc.(1)	16,766	1,378,836
		$ 8,794,411
Specialty Retail — 2.6%
Bath & Body Works, Inc.	36,967	$ 904,952
Valvoline, Inc.(1)	120,477	3,976,946
		$ 4,881,898
Textiles, Apparel & Luxury Goods — 1.5%
Steven Madden Ltd.	82,058	$ 2,782,587
		$ 2,782,587
Trading Companies & Distributors — 1.8%
Core & Main, Inc., Class A(1)	65,007	$ 3,392,065
		$ 3,392,065
Total Common Stocks (identified cost $154,682,967)		$180,760,864

14
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
October 31, 2025
Portfolio of Investments — continued

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(2)	5,275,840	$ 5,275,840
Total Short-Term Investments (identified cost $5,275,840)		$ 5,275,840
Total Investments — 99.7% (identified cost $159,958,807)		$186,036,704
Other Assets, Less Liabilities — 0.3%		$ 487,022
Net Assets — 100.0%		$186,523,726
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of October 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
15
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $154,682,967)	$180,760,864
Affiliated investments, at value (identified cost $5,275,840)	5,275,840
Dividends receivable	45,261
Dividends receivable from affiliated investments	14,784
Receivable for investments sold	590,793
Trustees' deferred compensation plan	70,595
Total assets	$186,758,137
Liabilities
Payable to affiliates:
Investment adviser fee	$100,914
Trustees' fees	1,069
Trustees' deferred compensation plan	70,595
Payable for legal and accounting services	48,311
Accrued expenses	13,522
Total liabilities	$234,411
Net Assets applicable to investors' interest in Portfolio	$186,523,726
16
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income	$2,529,138
Dividend income from affiliated investments	136,337
Total investment income	$2,665,475
Expenses
Investment adviser fee	$1,268,801
Trustees’ fees and expenses	13,600
Custodian fee	57,339
Legal and accounting services	55,079
Miscellaneous	8,245
Total expenses	$1,403,064
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$4,591
Total expense reductions	$4,591
Net expenses	$1,398,473
Net investment income	$1,267,002
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$19,604,193(1)
Net realized gain	$19,604,193
Change in unrealized appreciation (depreciation):
Investments	$(28,399,382)
Net change in unrealized appreciation (depreciation)	$(28,399,382)
Net realized and unrealized loss	$(8,795,189)
Net decrease in net assets from operations	$(7,528,187)
(1)	Includes $5,496,504 of net realized gains from redemptions in-kind.
17
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,267,002	$1,177,860
Net realized gain	19,604,193(1)	8,844,730(2)
Net change in unrealized appreciation (depreciation)	(28,399,382)	38,033,408
Net increase (decrease) in net assets from operations	$(7,528,187)	$48,055,998
Capital transactions:
Contributions	$3,620,987	$4,181,577
Withdrawals	(14,692,887)	(8,884,096)
Net decrease in net assets from capital transactions	$(11,071,900)	$(4,702,519)
Net increase (decrease) in net assets	$(18,600,087)	$43,353,479
Net Assets
At beginning of year	$205,123,813	$161,770,334
At end of year	$186,523,726	$205,123,813
(1)	Includes $5,496,504 of net realized gains from redemptions in-kind.
(2)	Includes $2,801,738 of net realized gains from redemptions in-kind.
18
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.69%	0.68%	0.68%	0.69%	0.68%
Net expenses	0.69%(2)	0.68%(2)	0.68%(2)	0.69%(2)	0.68%
Net investment income	0.62%	0.60%	0.65%	0.41%	0.27%
Portfolio Turnover	41%	34%	38%	43%	40%
Total Return	(3.91)%	29.88%	(7.19)%	(12.42)%	42.69%
Net assets, end of year (000’s omitted)	$186,524	$205,124	$161,770	$179,629	$215,268
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
19

Tax-Managed Small-Cap Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 62.7% and 37.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In
20

Tax-Managed Small-Cap Portfolio
October 31, 2025
Notes to Financial Statements — continued

connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the year ended October 31, 2025, the investment adviser fee amounted to $1,268,801 or 0.625% of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $4,591 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $83,372,621 and $80,738,017, respectively, for the year ended October 31, 2025. In-kind sales for the year ended October 31, 2025 aggregated $8,450,532.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$160,512,303
Gross unrealized appreciation	$32,053,571
Gross unrealized depreciation	(6,529,170)
Net unrealized appreciation	$25,524,401
21

Tax-Managed Small-Cap Portfolio
October 31, 2025
Notes to Financial Statements — continued

5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
6  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $5,275,840, which represents 2.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,874,706	$43,390,815	$(47,989,681)	$ —	$ —	$5,275,840	$136,337	5,275,840
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$180,760,864*	$ —	$ —	$180,760,864
Short-Term Investments	5,275,840	—	—	5,275,840
Total Investments	$ 186,036,704	$ —	$ —	$186,036,704
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
22

Tax-Managed Small-Cap Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Small-Cap Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed Small-Cap Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United
States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
24

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
25

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered each Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and consistent with the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
26

Eaton Vance
Tax-Managed Small-Cap Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
27

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ETMGX-NCSR    10.31.25

Eaton Vance
Tax-Managed Value Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Tax-Managed Value Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost $348,119,539)	$838,427,295
Receivable for Fund shares sold	65,296
Total assets	$838,492,591
Liabilities
Payable for Fund shares redeemed	$170,763
Payable to affiliates:
Administration fee	106,051
Distribution and service fees	124,623
Sub-transfer agency fee	14,242
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	36,610
Payable for legal and accounting services	47,872
Accrued expenses	39,403
Total liabilities	$539,606
Net Assets	$837,952,985
Sources of Net Assets
Paid-in capital	$380,620,640
Distributable earnings	457,332,345
Net Assets	$837,952,985
Class A Shares
Net Assets	$495,808,153
Shares Outstanding	11,200,173
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.27
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$46.72
Class C Shares
Net Assets	$23,702,721
Shares Outstanding	561,561
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$42.21
Class I Shares
Net Assets	$318,442,111
Shares Outstanding	7,219,845
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.11
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $54,412)	$14,976,371
Securities lending income allocated from Portfolio, net	12,089
Expenses allocated from Portfolio	(5,512,591)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	5,911
Total investment income from Portfolio	$9,481,780
Expenses
Administration fee	$1,208,097
Distribution and service fees:
Class A	1,194,089
Class C	230,738
Trustees’ fees and expenses	499
Custodian fee	53,985
Transfer and dividend disbursing agent fees	266,372
Legal and accounting services	84,993
Printing and postage	20,654
Registration fees	54,038
ReFlow liquidity program fees	58,193
Miscellaneous	24,308
Total expenses	$3,195,966
Net investment income	$6,285,814
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$57,073,631
Foreign currency transactions	(4,007)
Net realized gain	$57,069,624
Change in unrealized appreciation (depreciation):
Investments	$5,412,605
Foreign currency	10,868
Net change in unrealized appreciation (depreciation)	$5,423,473
Net realized and unrealized gain	$62,493,097
Net increase in net assets from operations	$68,778,911
2
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,285,814	$6,553,798
Net realized gain	57,069,624	45,978,289
Net change in unrealized appreciation (depreciation)	5,423,473	153,801,811
Net increase in net assets from operations	$68,778,911	$206,333,898
Distributions to shareholders:
Class A	$(17,393,361)	$(14,155,725)
Class C	(727,629)	(567,330)
Class I	(12,016,107)	(9,367,730)
Total distributions to shareholders	$(30,137,097)	$(24,090,785)
Transactions in shares of beneficial interest:
Class A	$(16,443,698)	$(19,877,350)
Class C	(990,723)	(1,458,902)
Class I	(9,195,628)	206,138
Net decrease in net assets from Fund share transactions	$(26,630,049)	$(21,130,114)
Net increase in net assets	$12,011,765	$161,112,999
Net Assets
At beginning of year	$825,941,220	$664,828,221
At end of year	$837,952,985	$825,941,220
3
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$42.18	$33.08	$34.61	$39.77	$28.17
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.30	$0.33	$0.42	$0.29
Net realized and unrealized gain (loss)	3.31	9.98	(1.11)	(3.83)	11.73
Total income (loss) from operations	$3.60	$10.28	$(0.78)	$(3.41)	$12.02
Less Distributions
From net investment income	$(0.31)	$(0.26)	$(0.39)	$(0.31)	$(0.34)
From net realized gain	(1.20)	(0.92)	(0.36)	(1.44)	(0.08)
Total distributions	$(1.51)	$(1.18)	$(0.75)	$(1.75)	$(0.42)
Net asset value — End of year	$44.27	$42.18	$33.08	$34.61	$39.77
Total Return(2)	8.79%	31.66%	(2.32)%	(8.95)%	43.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$495,808	$489,133	$399,603	$431,902	$497,565
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.15%	1.15%	1.16%	1.16%	1.15%
Net expenses	1.15%(5)	1.15%(5)	1.16%(5)	1.16%(5)	1.15%
Net investment income	0.71%	0.77%	0.94%	1.18%	0.80%
Portfolio Turnover of the Portfolio	42%	23%	31%	29%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$40.30	$31.65	$33.14	$38.17	$27.02
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.02)	$0.01	$0.07	$0.15	$0.02
Net realized and unrealized gain (loss)	3.16	9.56	(1.07)	(3.68)	11.28
Total income (loss) from operations	$3.14	$9.57	$(1.00)	$(3.53)	$11.30
Less Distributions
From net investment income	$(0.03)	$—	$(0.13)	$(0.06)	$(0.07)
From net realized gain	(1.20)	(0.92)	(0.36)	(1.44)	(0.08)
Total distributions	$(1.23)	$(0.92)	$(0.49)	$(1.50)	$(0.15)
Net asset value — End of year	$42.21	$40.30	$31.65	$33.14	$38.17
Total Return(2)	7.97%	30.68%	(3.05)%	(9.61)%	41.94%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,703	$23,670	$19,794	$24,304	$26,389
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.90%	1.90%	1.91%	1.91%	1.90%
Net expenses	1.90%(5)	1.90%(5)	1.91%(5)	1.91%(5)	1.90%
Net investment income (loss)	(0.04)%	0.02%	0.20%	0.43%	0.05%
Portfolio Turnover of the Portfolio	42%	23%	31%	29%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$42.04	$32.96	$34.51	$39.65	$28.08
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.40	$0.41	$0.51	$0.37
Net realized and unrealized gain (loss)	3.29	9.95	(1.12)	(3.81)	11.69
Total income (loss) from operations	$3.69	$10.35	$(0.71)	$(3.30)	$12.06
Less Distributions
From net investment income	$(0.42)	$(0.35)	$(0.48)	$(0.40)	$(0.42)
From net realized gain	(1.20)	(0.92)	(0.36)	(1.44)	(0.07)
Total distributions	$(1.62)	$(1.27)	$(0.84)	$(1.84)	$(0.49)
Net asset value — End of year	$44.11	$42.04	$32.96	$34.51	$39.65
Total Return(2)	9.04%	32.00%	(2.08)%	(8.70)%	43.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$318,442	$313,138	$245,432	$262,732	$283,334
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.90%	0.90%	0.91%	0.91%	0.90%
Net expenses	0.90%(5)	0.90%(5)	0.91%(5)	0.91%(5)	0.90%
Net investment income	0.96%	1.02%	1.19%	1.42%	1.05%
Portfolio Turnover of the Portfolio	42%	23%	31%	29%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (78.9% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$6,723,886	$5,752,444
Long-term capital gains	$23,413,211	$18,338,341
During the year ended October 31, 2025, distributable earnings was decreased by $36,831,918 and paid-in capital was increased by $36,831,918 due to the Fund’s use of equalization accounting and differences between book and tax accounting for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 3,979,835
Undistributed long-term capital gains	29,389,955
Net unrealized appreciation	423,962,555
Distributable earnings	$457,332,345
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended October 31, 2025, the administration fee amounted to $1,208,097.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $43,608 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on
8

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Notes to Financial Statements — continued

the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,938 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker- dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $1,500. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $1,194,089 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $173,054 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $57,684 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received less than $100 and $181 of CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $2,738,003 and $62,889,759, respectively.
9

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	254,199	$10,488,492	284,532	$11,017,531
Issued to shareholders electing to receive payments of distributions in Fund shares	367,138	15,173,796	340,050	12,347,222
Redemptions	(1,016,290)	(42,105,986)	(1,110,303)	(43,242,103)
Net decrease	(394,953)	$(16,443,698)	(485,721)	$(19,877,350)
Class C
Sales	91,130	$ 3,622,065	55,355	$ 2,052,500
Issued to shareholders electing to receive payments of distributions in Fund shares	17,053	676,503	14,994	523,609
Redemptions	(133,957)	(5,289,291)	(108,501)	(4,035,011)
Net decrease	(25,774)	$ (990,723)	(38,152)	$(1,458,902)
Class I
Sales	1,532,265	$62,420,172	1,586,723	$60,562,953
Issued to shareholders electing to receive payments of distributions in Fund shares	264,727	10,877,625	234,043	8,451,280
Redemptions	(2,026,459)	(82,493,425)	(1,817,034)	(68,808,095)
Net increase (decrease)	(229,467)	$(9,195,628)	3,732	$ 206,138
10

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Tax-Managed Value Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Value Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
11

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $13,099,940, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $30,741,321 or, if subsequently determined to be different, the net capital gain of such year.
12

Tax-Managed Value Portfolio
October 31, 2025
Portfolio of Investments

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.9%
RTX Corp.	113,000	$ 20,170,500
		$ 20,170,500
Banks — 8.7%
JPMorgan Chase & Co.	134,808	$ 41,941,465
PNC Financial Services Group, Inc.	142,029	25,927,394
Wells Fargo & Co.	284,056	24,704,350
		$ 92,573,209
Biotechnology — 3.3%
AbbVie, Inc.	64,865	$ 14,143,165
Gilead Sciences, Inc.	75,441	9,037,077
Neurocrine Biosciences, Inc.(1)	85,834	12,292,287
		$ 35,472,529
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	147,373	$ 35,991,434
		$ 35,991,434
Building Products — 0.6%
Carrier Global Corp.	113,000	$ 6,722,370
		$ 6,722,370
Capital Markets — 7.4%
Cboe Global Markets, Inc.	22,561	$ 5,541,884
Charles Schwab Corp.	343,267	32,445,597
Goldman Sachs Group, Inc.	22,892	18,070,258
Interactive Brokers Group, Inc., Class A	324,136	22,806,209
		$ 78,863,948
Chemicals — 1.6%
Linde PLC	38,610	$ 16,150,563
Solstice Advanced Materials, Inc.(1)	14,879	670,597
		$ 16,821,160
Communications Equipment — 1.3%
Cisco Systems, Inc.	191,540	$ 14,003,489
		$ 14,003,489
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc.(1)	114,285	$ 10,086,794
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
U.S. Foods Holding Corp.(1)	169,731	$ 12,325,865
		$ 22,412,659
Containers & Packaging — 1.9%
Avery Dennison Corp.	31,014	$ 5,424,038
Ball Corp.	320,112	15,045,264
		$ 20,469,302
Distributors — 0.4%
Pool Corp.	15,145	$ 4,044,624
		$ 4,044,624
Electric Utilities — 2.7%
NextEra Energy, Inc.	297,770	$ 24,238,478
NRG Energy, Inc.	25,452	4,374,181
		$ 28,612,659
Energy Equipment & Services — 0.8%
Baker Hughes Co.	167,693	$ 8,118,018
		$ 8,118,018
Entertainment — 1.6%
Walt Disney Co.	147,913	$ 16,657,962
		$ 16,657,962
Financial Services — 1.4%
Visa, Inc., Class A	44,697	$ 15,230,056
		$ 15,230,056
Food Products — 2.3%
Hershey Co.	63,156	$ 10,713,152
J.M. Smucker Co.	50,047	5,182,367
Nestle SA	90,000	8,599,360
		$ 24,494,879
Ground Transportation — 1.9%
CSX Corp.	240,932	$ 8,678,371
Union Pacific Corp.	50,876	11,211,544
		$ 19,889,915
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	90,859	$ 11,231,990
Boston Scientific Corp.(1)	95,971	9,666,199
Stryker Corp.	58,093	20,695,050
		$ 41,593,239

13
See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Health Care Providers & Services — 1.5%
McKesson Corp.	5,281	$ 4,284,687
UnitedHealth Group, Inc.	32,799	11,202,826
		$ 15,487,513
Household Durables — 1.4%
D.R. Horton, Inc.	99,360	$ 14,812,589
		$ 14,812,589
Household Products — 0.4%
Clorox Co.	35,258	$ 3,965,115
		$ 3,965,115
Industrial Conglomerates — 3.5%
3M Co.	153,734	$ 25,596,711
Honeywell International, Inc.	59,519	11,982,960
		$ 37,579,671
Insurance — 3.7%
Arch Capital Group Ltd.	183,981	$ 15,879,400
Reinsurance Group of America, Inc.	33,595	6,129,744
Travelers Cos., Inc.	64,030	17,199,738
		$ 39,208,882
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A	135,239	$ 38,027,854
Meta Platforms, Inc., Class A	26,793	17,371,242
		$ 55,399,096
Leisure Products — 0.6%
Hasbro, Inc.	86,381	$ 6,591,734
		$ 6,591,734
Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.	40,907	$ 23,210,223
		$ 23,210,223
Machinery — 7.1%
Ingersoll Rand, Inc.	287,559	$ 21,949,379
Otis Worldwide Corp.	56,500	5,240,940
Parker-Hannifin Corp.	32,648	25,231,354
Westinghouse Air Brake Technologies Corp.	109,778	22,443,014
		$ 74,864,687
Security	Shares	Value
Metals & Mining — 1.7%
Steel Dynamics, Inc.	112,943	$ 17,709,462
		$ 17,709,462
Multi-Utilities — 3.1%
CMS Energy Corp.	111,375	$ 8,191,631
Sempra	273,870	25,179,608
		$ 33,371,239
Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	248,950	$ 39,264,394
EOG Resources, Inc.	51,427	5,443,034
EQT Corp.	235,177	12,600,784
Phillips 66	49,190	6,696,726
		$ 64,004,938
Pharmaceuticals — 3.5%
Eli Lilly & Co.	14,117	$ 12,180,995
Merck & Co., Inc.	124,185	10,677,426
Zoetis, Inc.	101,295	14,595,596
		$ 37,454,017
Residential REITs — 1.2%
AvalonBay Communities, Inc.	47,915	$ 8,333,377
Mid-America Apartment Communities, Inc.	35,727	4,581,273
		$ 12,914,650
Semiconductors & Semiconductor Equipment — 5.4%
Intel Corp.(1)	409,795	$ 16,387,702
Micron Technology, Inc.	138,390	30,967,530
QUALCOMM, Inc.	56,245	10,174,721
		$ 57,529,953
Software — 2.3%
Oracle Corp.	46,044	$ 12,091,615
Salesforce, Inc.	48,735	12,691,081
		$ 24,782,696
Specialized REITs — 0.5%
CubeSmart	129,314	$ 4,871,258
		$ 4,871,258
Specialty Retail — 3.4%
Home Depot, Inc.	81,060	$ 30,769,566

14
See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Specialty Retail (continued)
Lowe's Cos., Inc.	21,079	$ 5,019,542
		$ 35,789,108
Total Common Stocks (identified cost $479,811,211)		$1,061,688,783

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(2)	1,103,021	$ 1,103,021
Total Short-Term Investments (identified cost $1,103,021)		$ 1,103,021
Total Investments — 100.0% (identified cost $480,914,232)		$1,062,791,804
Other Assets, Less Liabilities — 0.0%†		$ 151,853
Net Assets — 100.0%		$1,062,943,657
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
15
See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $479,811,211)	$1,061,688,783
Affiliated investments, at value (identified cost $1,103,021)	1,103,021
Dividends receivable	546,522
Dividends receivable from affiliated investments	3,033
Securities lending income receivable	1,834
Tax reclaims receivable	319,732
Trustees' deferred compensation plan	212,674
Total assets	$1,063,875,599
Liabilities
Payable to affiliates:
Investment adviser fee	$569,547
Trustees' fees	5,439
Trustees' deferred compensation plan	212,674
Payable for custodian fee	62,343
Payable for legal and accounting services	81,148
Accrued expenses	791
Total liabilities	$931,942
Net Assets applicable to investors' interest in Portfolio	$1,062,943,657
16
See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $68,502)	$18,636,941
Dividend income from affiliated investments	213,463
Securities lending income, net	15,249
Total investment income	$18,865,653
Expenses
Investment adviser fee	$6,462,027
Trustees’ fees and expenses	65,378
Custodian fee	249,535
Legal and accounting services	103,554
Miscellaneous	63,508
Total expenses	$6,944,002
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$7,439
Total expense reductions	$7,439
Net expenses	$6,936,563
Net investment income	$11,929,090
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$71,708,279(1)
Foreign currency transactions	(5,030)
Net realized gain	$71,703,249
Change in unrealized appreciation (depreciation):
Investments	$7,462,410
Foreign currency	13,817
Net change in unrealized appreciation (depreciation)	$7,476,227
Net realized and unrealized gain	$79,179,476
Net increase in net assets from operations	$91,108,566
(1)	Includes $34,924,426 of net realized gains from redemptions in-kind.
17
See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$11,929,090	$12,035,986
Net realized gain	71,703,249(1)	56,969,196(2)
Net change in unrealized appreciation (depreciation)	7,476,227	190,646,797
Net increase in net assets from operations	$91,108,566	$259,651,979
Capital transactions:
Contributions	$2,738,003	$9,683,402
Withdrawals	(62,889,759)	(59,107,279)
Net decrease in net assets from capital transactions	$(60,151,756)	$(49,423,877)
Net increase in net assets	$30,956,810	$210,228,102
Net Assets
At beginning of year	$1,031,986,847	$821,758,745
At end of year	$1,062,943,657	$1,031,986,847
(1)	Includes $34,924,426 of net realized gains from redemptions in-kind.
(2)	Includes $25,902,972 of net realized gains from redemptions in-kind.
18
See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.68%	0.68%	0.68%	0.68%	0.68%
Net expenses	0.68%(2)	0.68%(2)	0.68%(2)	0.68%(2)	0.68%
Net investment income	1.18%	1.24%	1.42%	1.65%	1.27%
Portfolio Turnover	42%	23%	31%	29%	11%
Total Return	9.14%	32.27%	(1.84)%	(8.51)%	43.69%
Net assets, end of year (000’s omitted)	$1,062,944	$1,031,987	$821,759	$880,628	$994,337
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
19
See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 78.9% and 21.1%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries (the “EU reclaims”). Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
20

Tax-Managed Value Portfolio
October 31, 2025
Notes to Financial Statements — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the year ended October 31, 2025, the investment adviser fee amounted to $6,462,027 or 0.64% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $7,439 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $434,812,707 and $427,447,421, respectively, for the year ended October 31, 2025. In-kind sales for the year ended October 31, 2025 aggregated $40,315,970.
21

Tax-Managed Value Portfolio
October 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$485,553,886
Gross unrealized appreciation	$582,229,928
Gross unrealized depreciation	(4,992,010)
Net unrealized appreciation	$577,237,918
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At October 31, 2025, the Portfolio had no securities on loan.
7  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,103,021, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$15,822,470	$184,511,428	$(199,230,877)	$ —	$ —	$1,103,021	$213,463	1,103,021
22

Tax-Managed Value Portfolio
October 31, 2025
Notes to Financial Statements — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 72,057,058	$ —	$ —	$ 72,057,058
Consumer Discretionary	97,229,489	—	—	97,229,489
Consumer Staples	42,273,293	8,599,360	—	50,872,653
Energy	72,122,956	—	—	72,122,956
Financials	225,876,095	—	—	225,876,095
Health Care	153,217,521	—	—	153,217,521
Industrials	159,227,143	—	—	159,227,143
Information Technology	96,316,138	—	—	96,316,138
Materials	54,999,924	—	—	54,999,924
Real Estate	17,785,908	—	—	17,785,908
Utilities	61,983,898	—	—	61,983,898
Total Common Stocks	$1,053,089,423	$8,599,360*	$ —	$1,061,688,783
Short-Term Investments	$ 1,103,021	$ —	$ —	$ 1,103,021
Total Investments	$1,054,192,444	$ 8,599,360	$ —	$1,062,791,804
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
23

Tax-Managed Value Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Value Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed Value Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
24

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
25

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
26

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Value Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered each Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
27

Eaton Vance
Tax-Managed Value Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
28

EATVX-NCSR    10.31.25

Eaton Vance
Floating-Rate Advantage Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Floating-Rate Advantage Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Senior Debt Portfolio, at value (identified cost $5,092,679,710)	$4,887,808,996
Receivable for Fund shares sold	4,002,420
Total assets	$4,891,811,416
Liabilities
Payable for Fund shares redeemed	$19,951,764
Distributions payable	5,350,919
Payable to affiliates:
Administration fee	424,561
Distribution and service fees	370,978
Sub-transfer agency fee	52,905
Trustees' fees	42
Accrued expenses	762,477
Total liabilities	$26,913,646
Net Assets	$4,864,897,770
Sources of Net Assets
Paid-in capital	$6,243,465,899
Accumulated loss	(1,378,568,129)
Net Assets	$4,864,897,770
Advisers Class Shares
Net Assets	$52,975,666
Shares Outstanding	5,427,766
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.76
Class A Shares
Net Assets	$1,021,814,904
Shares Outstanding	104,670,895
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.76
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.09
Class C Shares
Net Assets	$219,810,191
Shares Outstanding	22,556,106
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.75
Class I Shares
Net Assets	$3,492,319,800
Shares Outstanding	357,783,011
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.76
1
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class R6 Shares
Net Assets	$77,977,209
Shares Outstanding	7,981,004
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.77
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio	$5,818,623
Interest income allocated from Portfolio	528,307,808
Other income allocated from Portfolio	6,129,803
Expenses, excluding interest expense, allocated from Portfolio	(29,724,119)
Interest expense allocated from Portfolio	(70,961,300)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	263,128
Total investment income from Portfolio	$439,833,943
Expenses
Administration fee	$5,427,871
Distribution and service fees:
Advisers Class	143,432
Class A	2,669,362
Class C	1,849,615
Trustees’ fees and expenses	500
Custodian fee	63,483
Transfer and dividend disbursing agent fees	2,895,003
Legal and accounting services	199,735
Printing and postage	244,672
Registration fees	137,558
Miscellaneous	150,047
Total expenses	$13,781,278
Net investment income	$426,052,665
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(114,277,786)
Swap contracts	993,583
Foreign currency transactions	1,657,666
Forward foreign currency exchange contracts	(7,031,979)
Net realized loss	$(118,658,516)
Change in unrealized appreciation (depreciation):
Investments	$(20,256,626)
Swap contracts	489,819
Foreign currency	(1,362,649)
Forward foreign currency exchange contracts	(7,948,690)
Net change in unrealized appreciation (depreciation)	$(29,078,146)
Net realized and unrealized loss	$(147,736,662)
Net increase in net assets from operations	$278,316,003
3
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$426,052,665	$516,812,972
Net realized loss	(118,658,516)	(215,439,686)
Net change in unrealized appreciation (depreciation)	(29,078,146)	311,850,727
Net increase in net assets from operations	$278,316,003	$613,224,013
Distributions to shareholders:
Advisers Class	$(4,424,098)	$(5,715,977)
Class A	(82,312,358)	(103,906,150)
Class C	(17,790,467)	(24,607,671)
Class I	(317,398,715)	(396,647,314)
Class R6	(5,419,616)	(2,532,293)
Total distributions to shareholders	$(427,345,254)	$(533,409,405)
Transactions in shares of beneficial interest:
Advisers Class	$(2,344,083)	$(11,560,693)
Class A	(51,307,775)	(56,752,304)
Class C	(39,535,910)	(33,304,622)
Class I	(562,361,274)	(12,763,179)
Class R6	62,927,525	1,803,878
Net decrease in net assets from Fund share transactions	$(592,621,517)	$(112,576,920)
Net decrease in net assets	$(741,650,768)	$(32,762,312)
Net Assets
At beginning of year	$5,606,548,538	$5,639,310,850
At end of year	$4,864,897,770	$5,606,548,538
4
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Financial Highlights

	Advisers Class
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.01	$9.87	$9.62	$10.58	$10.07
Income (Loss) From Operations
Net investment income(1)	$0.76	$0.90	$0.85	$0.49	$0.40
Net realized and unrealized gain (loss)	(0.25)	0.16	0.26	(0.97)	0.53
Total income (loss) from operations	$0.51	$1.06	$1.11	$(0.48)	$0.93
Less Distributions
From net investment income	$(0.76)	$(0.92)	$(0.86)	$(0.48)	$(0.42)
Total distributions	$(0.76)	$(0.92)	$(0.86)	$(0.48)	$(0.42)
Net asset value — End of year	$9.76	$10.01	$9.87	$9.62	$10.58
Total Return(2)	5.29%	11.16%	11.92%	(4.62)%	9.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,976	$56,828	$67,432	$82,925	$88,509
Ratios (as a percentage of average daily net assets):(3)(4)
Expenses excluding interest and fees	0.96%	1.00%	1.00%	0.94%	0.95%
Interest and fee expense	1.31%	1.67%	1.82%	0.49%	0.33%
Total expenses	2.27%	2.67%	2.82%	1.43%	1.28%
Net expenses	2.27%(5)	2.67%(5)	2.82%(5)	1.43%(5)	1.28%
Net investment income	7.69%	8.94%	8.62%	4.79%	3.79%
Portfolio Turnover of the Portfolio	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Financial Highlights — continued

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.01	$9.87	$9.62	$10.58	$10.07
Income (Loss) From Operations
Net investment income(1)	$0.76	$0.90	$0.85	$0.49	$0.40
Net realized and unrealized gain (loss)	(0.25)	0.16	0.26	(0.97)	0.53
Total income (loss) from operations	$0.51	$1.06	$1.11	$(0.48)	$0.93
Less Distributions
From net investment income	$(0.76)	$(0.92)	$(0.86)	$(0.48)	$(0.42)
Total distributions	$(0.76)	$(0.92)	$(0.86)	$(0.48)	$(0.42)
Net asset value — End of year	$9.76	$10.01	$9.87	$9.62	$10.58
Total Return(2)	5.29%	11.16%	11.91%	(4.62)%	9.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,021,815	$1,100,872	$1,141,067	$1,259,540	$1,378,928
Ratios (as a percentage of average daily net assets):(3)(4)
Expenses excluding interest and fees	0.96%	1.00%	1.00%	0.94%	0.95%
Interest and fee expense	1.31%	1.67%	1.82%	0.49%	0.33%
Total expenses	2.27%	2.67%	2.82%	1.43%	1.28%
Net expenses	2.27%(5)	2.67%(5)	2.82%(5)	1.43%(5)	1.28%
Net investment income	7.69%	8.93%	8.64%	4.77%	3.80%
Portfolio Turnover of the Portfolio	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.00	$9.85	$9.61	$10.56	$10.05
Income (Loss) From Operations
Net investment income(1)	$0.71	$0.84	$0.80	$0.43	$0.35
Net realized and unrealized gain (loss)	(0.25)	0.18	0.25	(0.95)	0.52
Total income (loss) from operations	$0.46	$1.02	$1.05	$(0.52)	$0.87
Less Distributions
From net investment income	$(0.71)	$(0.87)	$(0.81)	$(0.43)	$(0.36)
Total distributions	$(0.71)	$(0.87)	$(0.81)	$(0.43)	$(0.36)
Net asset value — End of year	$9.75	$10.00	$9.85	$9.61	$10.56
Total Return(2)	4.66%	10.61%	11.48%	(5.11)%	8.77%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$219,810	$265,808	$294,805	$352,239	$435,786
Ratios (as a percentage of average daily net assets):(3)(4)
Expenses excluding interest and fees	1.46%	1.50%	1.50%	1.44%	1.46%
Interest and fee expense	1.31%	1.67%	1.82%	0.48%	0.33%
Total expenses	2.77%	3.17%	3.32%	1.92%	1.79%
Net expenses	2.77%(5)	3.17%(5)	3.32%(5)	1.92%(5)	1.79%
Net investment income	7.20%	8.43%	8.13%	4.23%	3.31%
Portfolio Turnover of the Portfolio	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.01	$9.87	$9.62	$10.58	$10.07
Income (Loss) From Operations
Net investment income(1)	$0.78	$0.92	$0.87	$0.51	$0.42
Net realized and unrealized gain (loss)	(0.24)	0.17	0.27	(0.96)	0.53
Total income (loss) from operations	$0.54	$1.09	$1.14	$(0.45)	$0.95
Less Distributions
From net investment income	$(0.79)	$(0.95)	$(0.89)	$(0.51)	$(0.44)
Total distributions	$(0.79)	$(0.95)	$(0.89)	$(0.51)	$(0.44)
Net asset value — End of year	$9.76	$10.01	$9.87	$9.62	$10.58
Total Return(2)	5.55%	11.44%	12.19%	(4.38)%	9.57%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,492,320	$4,165,758	$4,120,653	$5,215,271	$5,898,403
Ratios (as a percentage of average daily net assets):(3)(4)
Expenses excluding interest and fees	0.71%	0.74%	0.75%	0.69%	0.70%
Interest and fee expense	1.31%	1.67%	1.82%	0.47%	0.32%
Total expenses	2.02%	2.41%	2.57%	1.16%	1.02%
Net expenses	2.02%(5)	2.41%(5)	2.57%(5)	1.16%(5)	1.02%
Net investment income	7.94%	9.16%	8.87%	4.99%	4.02%
Portfolio Turnover of the Portfolio	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.02	$9.87	$9.62	$10.58	$10.06
Income (Loss) From Operations
Net investment income(1)	$0.79	$0.92	$0.91	$0.48	$0.43
Net realized and unrealized gain (loss)	(0.25)	0.18	0.23	(0.93)	0.54
Total income (loss) from operations	$0.54	$1.10	$1.14	$(0.45)	$0.97
Less Distributions
From net investment income	$(0.79)	$(0.95)	$(0.89)	$(0.51)	$(0.45)
Total distributions	$(0.79)	$(0.95)	$(0.89)	$(0.51)	$(0.45)
Net asset value — End of year	$9.77	$10.02	$9.87	$9.62	$10.58
Total Return(2)	5.59%	11.60%	12.35%	(4.36)%	9.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$77,977	$17,283	$15,353	$24,131	$135,653
Ratios (as a percentage of average daily net assets):(3)(4)
Expenses excluding interest and fees	0.64%	0.68%	0.79%	0.63%	0.65%
Interest and fee expense	1.31%	1.67%	1.82%	0.38%	0.30%
Total expenses	1.95%	2.35%	2.60%	1.01%	0.95%
Net expenses	1.95%(5)	2.35%(5)	2.60%(5)	1.01%(5)	0.95%
Net investment income	7.94%	9.19%	9.26%	4.66%	4.06%
Portfolio Turnover of the Portfolio	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are generally sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (88.6% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
10

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$427,345,254	$533,409,405
During the year ended October 31, 2025, accumulated loss was increased by $1,700,932 and paid-in capital was increased by $1,700,932 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 20,573,251
Deferred capital losses	(1,167,372,402)
Net unrealized depreciation	(226,418,059)
Distributions payable	(5,350,919)
Accumulated loss	$(1,378,568,129)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $1,167,372,402 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $1,078,620,018 are long-term and $88,752,384 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
11

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Notes to Financial Statements — continued

Gross assets are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed. For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the year ended October 31, 2025, the administration fee amounted to $5,427,871. EVM provides subtransfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $178,295 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $50,635 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $16,171. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $143,432 for Advisers Class shares and $2,669,362 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $1,479,692 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $369,923 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $3,916 and $27,167 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $449,265,164 and $1,475,006,670, respectively.
12

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	1,235,955	$ 12,280,537	1,379,818	$ 13,837,770
Issued to shareholders electing to receive payments of distributions in Fund shares	445,670	4,399,454	564,778	5,662,889
Redemptions	(1,929,720)	(19,024,074)	(3,101,885)	(31,061,352)
Net decrease	(248,095)	$ (2,344,083)	(1,157,289)	$ (11,560,693)
Class A
Sales	14,176,788	$ 140,299,860	12,804,650	$ 128,371,615
Issued to shareholders electing to receive payments of distributions in Fund shares	7,188,272	70,984,924	8,827,632	88,511,011
Redemptions	(26,626,286)	(262,592,559)	(27,302,913)	(273,634,930)
Net decrease	(5,261,226)	$ (51,307,775)	(5,670,631)	$ (56,752,304)
Class C
Sales	3,960,308	$ 39,241,825	3,947,242	$ 39,498,526
Issued to shareholders electing to receive payments of distributions in Fund shares	1,659,097	16,356,912	2,273,324	22,759,401
Redemptions	(9,653,210)	(95,134,647)	(9,550,407)	(95,562,549)
Net decrease	(4,033,805)	$ (39,535,910)	(3,329,841)	$ (33,304,622)
Class I
Sales	131,504,027	$1,303,995,857	140,897,464	$1,413,032,445
Issued to shareholders electing to receive payments of distributions in Fund shares	26,755,951	264,238,152	32,866,405	329,521,581
Redemptions	(216,508,174)	(2,130,595,283)	(175,241,808)	(1,755,317,205)
Net decrease	(58,248,196)	$ (562,361,274)	(1,477,939)	$ (12,763,179)
Class R6
Sales	15,012,215	$ 149,752,746	3,073,680	$ 30,869,756
Issued to shareholders electing to receive payments of distributions in Fund shares	377,133	3,714,430	124,267	1,246,713
Redemptions	(9,133,235)	(90,539,651)	(3,028,412)	(30,312,591)
Net increase	6,256,113	$ 62,927,525	169,535	$ 1,803,878
13

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Floating-Rate Advantage Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate Advantage Fund (the “Fund"), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
14

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 96.60% of distributions from net investment income as a 163(j) interest dividend.
15

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 2.8%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.444%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$7,000	$ 7,048,608
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 10.039%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	4,000	4,014,396
Barings CLO Ltd., Series 2015-1A, Class DR, 6.746%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,505,348
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.096%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,604,874
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	3,500	3,522,484
Series 2025-29A, Class E, 10.631%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	4,000	4,046,640
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 7.068%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	2,000	2,004,800
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 8.782%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	2,989,500
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.784%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	995,287
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 6.746%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,973,350
Series 2015-3A, Class DR, 9.546%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,627,040
Series 2016-3A, Class DR, 7.573%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,489,278
Series 2016-3A, Class ER, 10.423%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,470,084
Series 2018-1A, Class D, 7.15%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,471,780
Series 2018-1A, Class E, 10.05%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,690,000
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.986%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,224,871
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.276%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,145
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.605%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,960
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.705%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,000	1,001,567
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.866%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	$4,875	$ 4,851,449
Series 2016-1A, Class ER, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,954,504
Series 2016-2A, Class ER, 10.166%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,315,216
Series 2018-1A, Class D, 7.066%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,006,810
Series 2018-1A, Class E, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,746,722
Series 2019-1A, Class ERR, 11.405%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	5,332,321
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.505%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	3,020,424
CIFC Funding Ltd.:
Series 2022-1A, Class E, 10.282%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	754,115
Series 2022-4A, Class DR, 6.594%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,754,370
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.016%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,506,189
Series 2018-55A, Class E, 9.566%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,970,352
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.766%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	7,027,650
Series 2015-41A, Class ER, 9.466%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,205,912
Series 2016-42A, Class D1AR, 7.205%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,508,007
Series 2016-42A, Class ERR, 10.405%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,508,732
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.04%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,971,524
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.284%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,538,484
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,422,965
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.505%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	751,473
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.124%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,005,244
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.758%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	2,600	2,595,531

16
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.66%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	$3,000	$ 3,019,185
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.884%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	1,300	1,310,540
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.713%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	2,500	2,506,250
Orion CLO Ltd., Series 2025-6A, Class E, 9.30%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	5,972,988
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.977%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,986,800
Series 2021-2A, Class ER, 9.005%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	1,003,380
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.416%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	751,951
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.666%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,034,647
RAD CLO 30 Ltd., Series 2025-30A, Class D, 9.066%, (3 mo. SOFR + 5.10%), 10/15/38(1)(2)	4,000	4,005,060
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.979%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	3,500	3,504,445
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.382%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	3,000	3,013,677
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.215%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,500	1,464,527
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.046%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,513,374
Series 2016-1A, Class DR, 10.046%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,117,818
Voya CLO Ltd., Series 2015-3A, Class DR, 10.346%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,272,294
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.266%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	1,038,771
Total Asset-Backed Securities (identified cost $153,208,779)		$ 151,869,713

Common Stocks — 1.4%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 2,794,442
		$ 2,794,442
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	342,076	$ 1,047,608
		$ 1,047,608
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(3)(4)(5)	42,551	$ 0
Sprint IntermediateCo BV(3)(4)(5)	118,644	0
		$ 0
Electronic Equipment, Instruments & Components — 0.5%
Luxco Co. Ltd.(4)(5)	229,392	$ 3,848,472
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	21,204,126
		$ 25,052,598
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	50,519	$ 663,314
		$ 663,314
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	113,548	$ 2,431,176
		$ 2,431,176
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Cano Health, Inc.(4)(5)	380,806	1,071,017
Envision Parent, Inc.(4)(5)	953,838	14,704,843
		$ 15,775,860
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 13,248,891
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 13,248,891

17
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	138,671	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	60,861	$ 5,325,338
		$ 5,325,338
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	107,065	$ 11,027,695
		$ 11,027,695
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $112,376,609)		$ 77,366,922

Corporate Bonds — 7.9%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,504,127
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	3,905,237
6.875%, 12/15/30(1)	15,000	15,586,845
		$ 21,996,209
Air Transport — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$2,412	$ 2,420,140
5.75%, 4/20/29(1)	14,475	14,613,555
United Airlines, Inc., 4.375%, 4/15/26(1)	2,215	2,211,811
		$ 19,245,506
Security	Principal Amount (000's omitted)	Value
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,257,792
		$ 5,257,792
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$650	$ 665,783
		$ 665,783
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,634,460
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	649	648,393
		$ 3,282,853
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$18,725	$ 18,352,818
4.625%, 6/1/28(1)	20,575	20,151,736
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	928	931,272
		$ 39,435,826
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$10,400	$ 10,729,259
		$ 10,729,259
Chemicals — 0.3%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$10,050	$ 9,655,133
7.25%, 2/15/33(1)	9,525	9,489,085
		$ 19,144,218
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$2,750	$ 2,880,182
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	10,450	10,328,885
		$ 13,209,067
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$11,950	$ 12,684,363
		$ 12,684,363

18
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$5,375	$ 5,855,004
		$ 5,855,004
Diversified Telecommunication Services — 0.7%
Altice France SA:
6.50%, 10/15/31(1)	$1,232	$ 1,176,214
6.50%, 3/15/32(1)	15,614	14,963,743
9.50%, 11/1/29(1)	17,327	17,670,767
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	7,092,934
		$ 40,903,658
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$10,050	$ 9,854,237
		$ 9,854,237
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$15,700	$ 15,489,076
		$ 15,489,076
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 5,522,338
		$ 5,522,338
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$5,275	$ 5,322,222
		$ 5,322,222
Health Care — 0.8%
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$1,000	$ 1,046,250
Global Medical Response, Inc., 7.375%, 10/1/32(1)	2,530	2,649,138
Medline Borrower LP, 3.875%, 4/1/29(1)	21,150	20,556,349
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,894,103
		$ 46,145,840
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	$31,975	$ 31,474,920
		$ 31,474,920
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 3,733,915
		$ 3,733,915
Security	Principal Amount (000's omitted)	Value
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$5,250	$ 5,442,664
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,596,555
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	14,525	15,023,237
		$ 33,062,456
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$12,300	$ 12,052,332
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,947,908
		$ 17,000,240
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,500	$ 3,383,284
		$ 3,383,284
Real Estate Investment Trusts (REITs) — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$7,493	$ 7,557,408
		$ 7,557,408
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$6,790	$ 6,500,812
		$ 6,500,812
Software — 0.7%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$19,590	$ 20,604,449
9.00%, 9/30/29(1)	5,100	5,279,494
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,842,097
		$ 36,726,040
Technology — 0.4%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$10,575	$ 10,191,185
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	9,401,524
		$ 19,592,709

19
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,997,712
		$ 3,997,712
Total Corporate Bonds (identified cost $436,989,300)		$ 437,772,747

Exchange-Traded Funds — 0.7%
Security	Shares	Value
Income Funds — 0.7%
Eaton Vance Floating-Rate ETF(6)	772,500	$ 38,215,575
Total Exchange-Traded Funds (identified cost $38,829,240)		$ 38,215,575

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
Citybrewing Topco LLC(3)(4)	1,578,200	$ 12,625,600
		$ 12,625,600
Pharmaceuticals — 0.0%
Mallinckrodt PLC(3)(4)	4,859,628,420	$ 0
		$ 0
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	109,603	$ 2,657,873
Series G1(4)	75,723	1,826,817
		$ 4,484,690
Total Preferred Stocks (identified cost $17,702,761)		$ 17,110,290

Senior Floating-Rate Loans — 114.0%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.3%
Aernnova Aerospace SAU, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,680,752
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense (continued)
Air Comm Corp. LLC:
Term Loan, 6.715% - 6.74%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR+ 2.75%), 12/11/31	17,844	$ 17,888,901
Term Loan, 12/11/31(8)	868	869,866
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.687%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	8,283	8,330,010
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)	1,184	716,167
Kaman Corp.:
Term Loan, 6.427%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(8)	1,215	1,220,099
Term Loan, 6.544% - 6.699%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	12,852	12,903,809
Novaria Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	3,891	3,902,837
TransDigm, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30	36,982	37,053,320
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	26,556	26,621,601
Vista Management Holding, Inc., Term Loan, 7.735%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	7,895	7,964,333
		$ 126,151,695
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 8.255%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	11,935	$ 12,003,199
Stonepeak Nile Parent LLC, Term Loan, 4/9/32(10)	1,000	1,000,105
		$ 13,003,304
Airlines — 0.8%
American Airlines, Inc.:
Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	43,101	$ 43,199,323
Term Loan, 7.134%, (3 mo. USD Term SOFR + 3.25%), 5/28/32	2,985	2,999,925
		$ 46,199,248
Apparel & Luxury Goods — 0.9%
Beach Acquisition Bidco LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	15,075	$ 15,175,475

20
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		26,775	$ 26,457,047
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		8,481	8,523,140
			$ 50,155,662
Auto Components — 2.3%
Adient U.S. LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		18,949	$ 18,997,540
Autokiniton U.S. Holdings, Inc., Term Loan, 8.079%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		15,060	14,514,073
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	2,236	2,589,765
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		495	495,784
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		15,500	15,567,812
DexKo Global, Inc.:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	838	937,033
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,287	4,796,771
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		7,017	6,924,009
First Brands Group LLC:
DIP Loan, 6/29/26(10)		596	633,556
Term Loan, 0.00%, 3/30/27(9)		7,000	2,331,000
Garrett LX I SARL, Term Loan, 5.84%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		5,713	5,727,800
Lippert Colipper, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		4,726	4,755,819
LTI Holdings, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		25,594	25,777,701
RealTruck Group, Inc.:
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		17,469	15,394,243
Term Loan, 9.079%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		8,816	7,846,017
			$ 127,288,923
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		17,239	$ 17,248,798
MajorDrive Holdings IV LLC:
Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		15,027	14,627,847
Borrower/Description	Principal Amount* (000's omitted)		Value
Automobiles (continued)
MajorDrive Holdings IV LLC: (continued)
Term Loan, 9.652%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,466	$ 1,441,395
			$ 33,318,040
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		3,330	$ 3,252,036
City Brewing Co. LLC, Term Loan, 11.198%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		3,811	1,562,382
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		36,334	36,470,860
Sazerac Co., Inc., Term Loan, 6.58%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		12,050	12,129,048
			$ 53,414,326
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.329%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		17,695	$ 17,778,179
Grifols Worldwide Operations USA, Inc., Term Loan, 6.065%, (1 mo. USD Term SOFR + 2.00%), 11/15/27		6,310	6,318,932
			$ 24,097,111
Broadline Retail — 0.8%
Peer Holding III BV:
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	7,550	$ 8,740,581
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	3,825	4,427,161
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		14,406	14,484,424
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		18,684	18,784,238
			$ 46,436,404
Building Products — 0.8%
Cornerstone Building Brands, Inc., Term Loan, 7.382%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		8,707	$ 7,996,787
CP Iris HoldCo I, Inc.:
Term Loan, 10/27/32(10)		1,379	1,372,225
Term Loan, 10/27/32(10)		11,171	11,115,025
LBM Acquisition LLC, Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		11,496	11,132,429

21
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
MI Windows & Doors LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		11,505	$ 11,537,052
Sport Group Holding GmbH, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,700	1,936,236
			$ 45,089,754
Capital Markets — 4.5%
Advisor Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 7/30/32		17,700	$ 17,748,111
AllSpring Buyer LLC, Term Loan, 6.762%, (3 mo. USD Term SOFR + 2.75%), 11/1/30		22,105	22,179,329
Aretec Group, Inc., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		20,871	20,969,387
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28		10,217	10,284,358
Edelman Financial Center LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		11,020	11,069,922
EIG Management Co. LLC, Term Loan, 8.977%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		4,633	4,632,704
FinCo I LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		38	38,164
Focus Financial Partners LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		18,844	18,910,138
Franklin Square Holdings LP, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		13,035	13,018,706
Guggenheim Partners LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		45,558	45,804,677
HighTower Holdings LLC, Term Loan, 7.071%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		12,899	12,915,570
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		11,731	11,770,534
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30		17,187	17,300,772
NEXUS Buyer LLC, Term Loan, 7/31/31(10)		6,606	6,571,792
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		11,167	11,220,624
Orion U.S. Finco, Inc., Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		12,275	12,348,896
Victory Capital Holdings, Inc., Term Loan, 6.102%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		13,425	13,508,906
			$ 250,292,590
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals — 2.4%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		3,274	$ 3,283,937
Charter NEX U.S., Inc., Term Loan, 6.798%, (1 mo. USD Term SOFR + 2.75%), 11/29/30		19,684	19,777,913
Chemours Co., Term Loan, 10/15/32(10)		9,717	9,580,572
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		11,729	11,643,154
ECO Services Operations Corp., Term Loan, 5.84%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		5,847	5,840,112
INEOS Quattro Holdings U.K. Ltd., Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		4,712	3,821,301
INEOS U.S. Finance LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		16,596	14,119,347
Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		14,078	12,126,525
Lonza Group AG:
Term Loan, 5.925%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	2,700	2,731,523
Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		11,084	9,882,751
Minerals Technologies, Inc., Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		6,426	6,442,504
Momentive Performance Materials, Inc., Term Loan, 3/29/28(10)		250	251,015
Nobian Finance BV, Term Loan, 5.779%, (3 mo. EURIBOR + 3.75%), 7/2/29	EUR	500	559,107
Olympus Water U.S. Holding Corp., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		4,223	4,190,682
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		15,393	13,452,280
Tronox Finance LLC, Term Loan, 6.465% - 6.502%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		12,740	9,174,563
W.R. Grace & Co.-Conn., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		8,075	8,052,309
			$ 134,929,595
Commercial Services & Supplies — 4.3%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		28,726	$ 28,941,378
Allied Universal Holdco LLC, Term Loan, 7.315%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		23,500	23,621,848

22
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		2,612	$ 2,626,174
Belfor Holdings, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		7,319	7,346,354
EnergySolutions LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		14,215	14,317,707
Foundever Group, Term Loan, 5.65%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	2,518,036
Foundever Worldwide Corp., Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		15,591	7,366,565
Garda World Security Corp., Term Loan, 7.048%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		24,007	24,051,972
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(10)		2,985	3,014,387
Geosyntec Consultants, Term Loan, 7/31/31(10)		1,525	1,528,813
GFL Environmental, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		24,125	24,167,219
Harsco Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		874	874,472
Heritage-Crystal Clean, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 3.75%), 10/17/30		20,462	20,581,705
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		29,925	30,140,011
Monitronics International, Inc., Term Loan, 11.763%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		9,153	9,161,364
MV Holding GmbH:
Term Loan, 4.145%, (1 mo. EURIBOR + 2.25%), 3/17/32	EUR	2,025	2,349,171
Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 3/17/32		7,830	7,869,527
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		9,757	9,752,285
Service Logic Acquisition, Inc., Term Loan, 6.84% - 6.965%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR+ 3.00%), 10/29/27		1,485	1,494,300
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		8,084	8,129,850
TMF Group Holding BV, Term Loan, 6.684% - 6.701%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		7,628	7,669,542
			$ 237,522,680
Borrower/Description	Principal Amount* (000's omitted)		Value
Communications Equipment — 0.2%
Viavi Solutions, Inc., Term Loan, 10/16/32(10)		8,275	$ 8,297,425
			$ 8,297,425
Construction Materials — 0.7%
Knife River HoldCo, Term Loan, 6.123%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		3,259	$ 3,274,918
Quikrete Holdings, Inc.:
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		13,185	13,215,004
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		46	46,261
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		21,965	22,016,132
Smyrna Ready Mix Concrete LLC, Term Loan, 6.977%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,845	1,849,977
			$ 40,402,292
Consumer Finance — 0.6%
CPI Holdco B LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		30,680	$ 30,699,512
			$ 30,699,512
Consumer Staples Distribution & Retail — 0.7%
Boots Group Bidco Ltd.:
Term Loan, 5.522%, (3 mo. EURIBOR + 3.50%), 8/30/32	EUR	8,925	$ 10,385,852
Term Loan, 7.705%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		21,275	21,394,672
Term Loan, 8.719%, (1 mo. GBP SONIA + 4.75%), 8/30/32	GBP	1,500	1,988,068
Cardenas Markets, Inc., Term Loan, 10.852%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		5,264	4,211,457
			$ 37,980,049
Containers & Packaging — 2.2%
Altium Packaging LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		8,855	$ 8,528,079
Berlin Packaging LLC, Term Loan, 7.235% - 7.384%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		18,930	18,932,820
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		36,957	36,976,965
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32		13,825	13,819,193
Pregis TopCo Corp., Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		15,870	15,992,849

23
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.238%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		7,100	$ 669,175
Proampac PG Borrower LLC, Term Loan, 7.905% - 8.195%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		17,237	17,259,387
Trivium Packaging BV, Term Loan, 6.566%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	7,175	8,282,339
			$ 120,460,807
Distributors — 0.7%
Parts Europe SA, Term Loan, 5.004%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	19,225	$ 22,351,268
Phillips Feed Service, Inc., Term Loan, 11.065%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		527	326,298
Rubix Group Midco 3 Ltd., Term Loan, 6.083%, (6 mo. EURIBOR + 4.00%), 9/30/28	EUR	8,000	9,300,180
Winterfell Financing SARL:
Term Loan, 5.454%, (3 mo. EURIBOR + 3.43%), 5/4/28	EUR	5,950	6,102,315
Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,634,281
			$ 40,714,342
Diversified Consumer Services — 2.2%
Ascend Learning LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		23,533	$ 23,550,577
Belron Finance 2019 LLC, Term Loan, 6.492%, (3 mo. USD Term SOFR + 2.25%), 10/16/31		4,950	4,980,537
Belron U.K. Finance PLC, Term Loan, 4.723%, (3 mo. EURIBOR + 2.75%), 10/16/31	EUR	11,250	13,073,969
Fugue Finance BV, Term Loan, 6.949%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		20,144	20,221,423
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		30,131	30,077,095
Lernen Bidco Ltd., Term Loan, 7.863%, (3 mo. USD Term SOFR + 3.50%), 10/27/31		6,749	6,763,199
Spring Education Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		4,642	4,662,623
Wand NewCo 3, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		18,033	18,013,495
			$ 121,342,918
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	7,480	$ 8,431,453
			$ 8,431,453
Diversified Telecommunication Services — 0.9%
Altice France SA, Term Loan, 9.36%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,946	$ 4,896,241
Anuvu Holdings 2 LLC, Term Loan, 12.376%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		9,584	176,346
Level 3 Financing, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		16,350	16,350,000
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		11,878	11,833,034
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		11,878	11,834,103
Virgin Media Bristol LLC, Term Loan, 7.052%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		4,843	4,749,512
			$ 49,839,236
Electric Utilities — 0.9%
Kohler Energy Co. LLC, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		18,331	$ 18,413,647
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		26,689	26,283,020
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(8)		3,397	3,345,112
			$ 48,041,779
Electrical Equipment — 0.8%
Dynamo Newco II GmbH, Term Loan, 7.363%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		8,088	$ 8,133,797
Nvent Electric PLC, Term Loan, 7.155%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		14,264	14,337,782
WEC U.S. Holdings Ltd., Term Loan, 6.384%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		21,092	21,164,244
			$ 43,635,823
Electronic Equipment, Instruments & Components — 1.2%
Chamberlain Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 9/8/32		20,966	$ 21,057,628
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		15,198	15,179,468
Ingram Micro, Inc., Term Loan, 6.248%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		2,455	2,466,400

24
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.:
Term Loan, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29		4,296	$ 4,315,341
Term Loan - Second Lien, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29		16,279	16,352,002
Sector Alarm Holding AS, Term Loan, 5.532%, (3 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	581,371
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		9,315	8,943,240
			$ 68,895,450
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% cash, 11.00% PIK, 12/31/25(3)		2,775	$ 178,406
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% cash, 11.00% PIK, 12/31/25(3)		24,026	1,544,896
PG Investment Co. 59 SARL, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/26/31		17,880	17,971,709
			$ 19,695,011
Engineering & Construction — 1.9%
American Residential Services LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		11,032	$ 11,004,438
APi Group DE, Inc., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		9,333	9,354,048
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		10,490	8,978,816
Azuria Water Solutions, Inc.:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		27,569	27,755,474
Term Loan, 5/17/28(8)		825	830,242
Construction Partners, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		6,476	6,496,300
Crown Subsea Communications Holding, Inc., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 1/30/31		6,484	6,532,254
Green Infrastructure Partners, Inc., Term Loan, 6.753%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		12,225	12,259,413
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		21,223	21,435,072
			$ 104,646,057
Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 2.7%
Creative Artists Agency LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		15,625	$ 15,665,150
Dorna Sports SL, Term Loan, 4.821%, (3 mo. EURIBOR + 2.75%), 8/18/32	EUR	2,725	3,160,948
EOC Borrower LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		47,207	47,511,643
Playtika Holding Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		22,784	22,323,782
Pretzel Parent, Inc., Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		12,612	12,591,131
TKO Worldwide Holdings LLC, Term Loan, 6.038%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		32,610	32,719,383
Varsity Brands, Inc., Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		16,553	16,611,375
			$ 150,583,412
Financial Services — 1.1%
NCR Atleos LLC, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		10,866	$ 10,888,454
Nuvei Technologies Corp., Term Loan, 11/17/31(10)		1,500	1,503,248
Planet U.S. Buyer LLC, Term Loan, 7.198%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		15,553	15,653,987
Synechron, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/3/31		13,050	12,756,620
Walker & Dunlop, Inc., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		9,378	9,389,597
WEX, Inc.:
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		5,316	5,308,316
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		3,918	3,912,061
			$ 59,412,283
Food Products — 1.5%
Artisan Newco BV, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/5/32	EUR	495	$ 575,836
CHG PPC Parent LLC, Term Loan, 7.079%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		6,102	6,139,694
Del Monte Foods, Inc.:
DIP Loan, 13.648%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		4,443	4,292,693
Term Loan, 0.00%, 8/2/28(9)		1,360	681,393
Term Loan, 0.00%, 8/2/28(9)		941	471,483
Term Loan, 13.632% - 13.648%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26		5,746	4,725,893

25
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Del Monte Foods, Inc.: (continued)
Term Loan - Second Lien, 0.00%, 8/2/28(9)		6,459	$ 282,598
Froneri Lux Finco SARL:
Term Loan, 6.197%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		8,573	8,523,442
Term Loan, 6.435%, (3 mo. USD Term SOFR + 2.50%), 8/2/32		10,600	10,607,208
Golden State Food LLC, Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 12/4/31		3,342	3,358,387
Monogram Food Solutions LLC, Term Loan, 8.079%, (1 mo. USD Term SOFR + 4.00%), 8/28/28		1,734	1,740,062
Newly Weds Foods, Inc., Term Loan, 6.281%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		12,918	12,917,625
Nomad Foods U.S. LLC, Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 11/12/29		20,890	20,916,464
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.968%, (6 mo. GBP SONIA + 5.00%), 9/29/28	GBP	5,500	7,207,285
			$ 82,440,063
Gas Utilities — 0.3%
CQP Holdco LP, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		2,069	$ 2,075,121
Stonepeak Bayou Holdings LP, Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		16,454	14,890,790
			$ 16,965,911
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		11,199	$ 11,300,326
			$ 11,300,326
Health Care Equipment & Supplies — 1.1%
Bausch & Lomb Corp., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		24,808	$ 24,993,575
Journey Personal Care Corp., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		13,974	13,694,774
Medline Borrower LP, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		24,060	24,096,405
			$ 62,784,754
Health Care Providers & Services — 6.8%
AEA International Holdings (Lux) SARL, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		14,564	$ 14,563,730
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cano Health LLC:
Term Loan, 12.002%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(8)		3,440	$ 2,920,028
Term Loan, 13.502%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,741	1,465,014
CCRR Parent, Inc., Term Loan, 8.71%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		5,128	1,704,980
Ceva Sante Animale:
Term Loan, 5.00%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	4,775	5,527,984
Term Loan, 6.976%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		8,173	8,215,059
Concentra Health Services, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		4,739	4,758,512
Electron BidCo, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		10,878	10,935,218
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		30,641	30,797,834
Global Medical Response, Inc., Term Loan, 7.384%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		13,700	13,773,843
Hanger, Inc.:
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		15,755	15,816,512
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		2,036	2,043,958
Heartland Dental LLC, Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		19,401	19,468,019
IVC Acquisition Ltd.:
Term Loan, 6.029%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	20,825	24,015,459
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		13,510	13,584,195
MDVIP, Inc., Term Loan, 6.752%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		10,508	10,553,784
MED ParentCo LP, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 4/15/31		29,848	30,038,492
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.94%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	2,137,500
Mehilainen Yhtiot OYJ, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	11,575	13,473,009
Midwest Physician Administrative Services LLC, Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		12,809	11,717,587
National Mentor Holdings, Inc.:
Term Loan, 7.815% - 7.852%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28		20,013	19,490,221

26
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.: (continued)
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		572	$ 557,089
Term Loan - Second Lien, 11.352%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		6,475	6,118,875
Pacific Dental Services LLC, Term Loan, 6.537%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		15,375	15,423,384
Phoenix Guarantor, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		24,004	24,104,415
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		13,188	13,223,950
Raven Acquisition Holdings LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		22,972	23,005,177
Term Loan, 11/19/31(8)		1,648	1,650,585
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		14,867	11,150,552
Select Medical Corp., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		11,778	11,822,163
Synlab Bondco PLC, Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,990,582
U.S. Anesthesia Partners, Inc., Term Loan, 8.249%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		8,308	8,326,392
			$ 375,374,102
Health Care Technology — 2.6%
athenahealth Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		46,491	$ 46,353,296
Cotiviti Corp.:
Term Loan, 6.884%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		18,529	17,895,762
Term Loan - Second Lien, 6.884%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		4,661	4,496,301
Imprivata, Inc., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		22,862	23,009,424
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		21,134	21,212,968
Project Ruby Ultimate Parent Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		17,489	17,554,629
Symplr Software, Inc., Term Loan, 8.44%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		2,594	2,292,498
Waystar Technologies, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		12,072	12,089,311
			$ 144,904,189
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 6.5%
1011778 BC Unlimited Liability Co., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		41,871	$ 41,807,275
Betclic Everest Group, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	5,725	6,644,025
Caesars Entertainment, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		29,772	29,566,945
Fertitta Entertainment LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		44,403	44,414,380
Flutter Financing BV, Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		38,114	38,009,656
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.287%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	8,900	10,327,985
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		3,073	3,065,318
Herschend Entertainment Co. LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		7,207	7,251,332
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		19,064	18,111,270
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27		32,819	32,902,174
Light & Wonder International, Inc., Term Loan, 6.287%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		9,767	9,809,764
New Bidco AB, Term Loan, 5.782%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	14,622	16,920,332
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		21,984	20,674,232
Scientific Games Holdings LP, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		9,540	9,439,522
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		19,088	19,070,378
Station Casinos LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 3/14/31		5,787	5,798,217
Turquoise Topco Ltd., Term Loan, 7/31/32(10)		15,800	15,628,807
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32		29,075	29,113,234
			$ 358,554,846
Household Durables — 1.3%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		19,056	$ 18,427,602

27
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Madison Safety & Flow LLC, Term Loan, 6.468%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,774	$ 1,783,926
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		12,294	12,025,314
Serta Simmons Bedding LLC:
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,222	2,225,271
Term Loan, 11.616%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		20,472	19,294,695
Somnigroup International, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		16,178	16,289,392
			$ 70,046,200
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		21,461	$ 15,700,865
			$ 15,700,865
Independent Power and Renewable Electricity Producers — 1.3%
Calpine Construction Finance Co. LP, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 7/31/30		10,466	$ 10,487,563
Calpine Corp., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		21,153	21,158,584
Cogentrix Finance Holdco I LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		17,646	17,763,664
Invenergy Thermal Operating I LLC:
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		16,558	16,701,702
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		1,184	1,194,620
Talen Energy Supply LLC, Term Loan, 6.733%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		2,978	2,985,882
			$ 70,292,015
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	9,528	$ 9,973,932
Rain Carbon GmbH, Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	16,012,196
			$ 25,986,128
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance — 5.9%
Acrisure LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		20,459	$ 20,471,835
Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/21/32		2,594	2,599,724
Alera Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		26,825	26,991,449
Alliant Holdings Intermediate LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		36,239	36,244,805
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		43,153	43,257,844
Broadstreet Partners, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		34,112	34,229,954
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		40,299	40,476,838
IMA Financial Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		18,929	19,006,628
Ryan Specialty Group LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		15,607	15,650,996
Siaci Saint Honore, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	13,425	15,535,141
Trucordia Insurance Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		18,117	18,207,093
Truist Insurance Holdings LLC:
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		20,868	20,881,583
Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		2,368	2,408,388
USI, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		10,835	10,861,147
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		16,780	16,809,427
			$ 323,632,852
Interactive Media & Services — 0.9%
Aragorn Parent Corp., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		11,180	$ 11,262,125
Foundational Education Group, Inc., Term Loan, 8.352%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		3,486	3,203,521
X Corp., Term Loan, 10.34%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		36,850	35,975,104
			$ 50,440,750

28
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services — 4.9%
Asurion LLC:
Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		21,109	$ 21,161,451
Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		7,190	7,222,763
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		14,032	13,784,265
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		4,375	4,183,288
Aurora Lux Finco SARL, Term Loan, 9.155%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		10,350	10,143,000
Endure Digital, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		33,054	25,782,146
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		16,615	16,489,964
Go Daddy Operating Co. LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		36,212	36,197,601
Indy U.S. Bidco LLC, Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 10/31/30	EUR	3,800	4,397,634
Informatica LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		33,630	33,777,382
Iron Mountain, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		7,810	7,825,014
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,335	7,185,229
Nielsen Consumer, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/31/30		14,888	14,887,688
Rackspace Finance LLC:
Term Loan, 10.412%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		13,445	13,691,078
Term Loan - Second Lien, 6.912%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		10,595	4,817,592
Sedgwick Claims Management Services, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		37,918	37,952,008
Shift4 Payments LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 6/30/32		3,350	3,376,532
Trio Bidco, Inc.:
Term Loan, 10/29/32(10)		5,021	5,001,042
Term Loan, 10/29/32(10)		529	526,425
Virtusa Corp., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,970	1,950,300
			$ 270,352,402
Leisure Products — 0.9%
Accell Group NV, Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	678	$ 450,978
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
GSM Holdings, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		9,852	$ 9,786,522
Hayward Industries, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		9,068	9,106,350
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		32,213	32,391,671
Sprint Holdco BV:
Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	620	154,533
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	357	10,318
Sprint MidCo BV:
Term Loan, 0.02%, 6/30/31(11)	EUR	572	5,504
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	417	9,701
			$ 51,915,577
Life Sciences Tools & Services — 0.8%
Loire Finco Luxembourg SARL:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	4,025	$ 4,674,212
Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		3,424	3,436,196
Normec 1 BV:
Term Loan, 5.107%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	1,000	1,159,445
Term Loan, 4/16/31(10)	EUR	694	804,440
Term Loan, 4/16/31(10)	EUR	306	355,005
Parexel International Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 11/15/28		4,349	4,365,532
Sotera Health Holdings LLC, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 5/30/31		17,718	17,806,879
Spectris PLC:
Term Loan, 9/30/32(10)	EUR	3,350	3,881,650
Term Loan, 9/30/32(10)		5,475	5,495,531
			$ 41,978,890
Machinery — 7.3%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		10,930	$ 10,923,136
AI Aqua Merger Sub, Inc., Term Loan, 7.129%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		35,223	35,339,801
Alliance Laundry Systems LLC, Term Loan, 6.107% - 6.252%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 8/19/31		8,478	8,499,885

29
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 9.236%, (1 mo. USD Term SOFR + 5.25%), 4/8/30		6,443	$ 6,205,825
Term Loan, 10.086%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		14,472	9,262,369
Term Loan, 4/8/30(10)		267	261,642
Term Loan, 4/8/30(10)		4,158	3,788,794
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		8,075	8,130,516
Barnes Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/27/32		15,423	15,435,378
BCP V Modular Services Holdings IV Ltd., Term Loan, 7/10/31(10)	EUR	4,175	4,404,278
BG MS U.S. Holding LLC, Term Loan, 10/22/32(10)		11,050	10,891,211
Clark Equipment Co., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		7,243	7,268,384
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		7,175	7,192,938
Conair Holdings LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		25,512	15,307,200
CoorsTek, Inc., Term Loan, 10/28/32(10)		11,125	11,097,187
CPM Holdings, Inc., Term Loan, 8.634%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		13,119	13,094,350
Crown Equipment Corp., Term Loan, 6.048%, (1 mo. USD Term SOFR + 2.00%), 10/10/31		13,101	13,182,947
Cube Industrials Buyer, Inc., Term Loan, 6.912%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		5,717	5,747,316
Delachaux Group SA, Term Loan, 5.316%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	4,945	5,756,328
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		5,121	5,109,321
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		6,728	6,718,829
Engineered Machinery Holdings, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,640	13,571,141
Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		20,430	20,559,983
Term Loan - Second Lien, 10.263%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		3,700	3,718,143
Term Loan - Second Lien, 10.763%, (3 mo. USD Term SOFR + 6.50%), 5/21/29		1,621	1,629,229
Filtration Group Corp., Term Loan, 10/21/28(10)		5,000	5,025,525
Icebox Holdco III, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		5,004	5,031,247
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
INNIO Group Holding GmbH, Term Loan, 4.754%, (3 mo. EURIBOR + 2.75%), 11/2/28	EUR	2,222	$ 2,577,841
Madison IAQ LLC:
Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		22,613	22,683,245
Term Loan, 5/6/32(10)		10,000	10,050,000
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 11/22/29	EUR	2,487	2,886,004
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		22,968	23,066,157
SPX Flow, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		14,805	14,906,105
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	11,450	13,307,583
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		46,840	47,181,396
Zephyr German BidCo GmbH, Term Loan, 5.169%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	8,850	10,234,973
			$ 400,046,207
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		7,811	$ 7,805,868
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		7,072	7,067,956
Emerald X, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,893	2,915,053
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		11,199	11,240,990
Hubbard Radio LLC, Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		6,646	3,289,856
			$ 32,319,723
Metals/Mining — 1.0%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		3,304	$ 3,289,270
Arsenal AIC Parent LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		10,582	10,627,958
PMHC II, Inc., Term Loan, 8.327%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		6,983	5,452,315

30
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		6,214	$ 6,153,991
Zekelman Industries, Inc., Term Loan, 6.265%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		28,307	28,381,818
			$ 53,905,352
Oil, Gas & Consumable Fuels — 2.0%
Epic Crude Services LP, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 10/15/31		8,772	$ 8,824,099
Freeport LNG Investments LLLP, Term Loan, 7.12%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		11,012	11,050,319
GIP Pilot Acquisition Partners LP, Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		6,193	6,204,697
Hilcorp Energy I LP, Term Loan, 6.032%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		10,796	10,829,541
ITT Holdings LLC, Term Loan, 6.44%, (1 mo. USD Term SOFR + 2.48%), 10/11/30		15,404	15,436,331
Matador Bidco SARL, Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		34,602	34,757,336
Natgasoline LLC, Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		6,863	6,923,177
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.227%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		4,987	5,005,842
Oxbow Carbon LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		6,947	6,946,774
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32		6,225	6,239,131
			$ 112,217,247
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		16,404	$ 16,481,166
			$ 16,481,166
Pharmaceuticals — 1.1%
Aenova Holding GmbH, Term Loan, 5.032%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	3,450	$ 4,001,497
Amneal Pharmaceuticals LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		8,650	8,732,867
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		10,504	10,457,600
Jazz Financing Lux SARL, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		17,302	17,363,154
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Nidda Healthcare Holding AG, Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 2/21/30	EUR	8,700	$ 10,085,466
Padagis LLC, Term Loan, 8.949%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		7,684	6,704,035
Recipharm AB, Term Loan, 5.234%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	3,275	3,782,800
			$ 61,127,419
Professional Services — 4.8%
AAL Delaware Holdco, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		14,387	$ 14,428,958
Amspec Parent LLC:
Term Loan, 7.405%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,512	1,524,580
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		9,812	9,894,889
APFS Staffing Holdings, Inc., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,529	3,124,374
Camelot U.S. Acquisition LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		26,343	25,907,194
Citrin Cooperman Advisors LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		8,000	8,015,000
CohnReznick LLP:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		10,555	10,608,057
Term Loan, 3/31/32(8)		2,448	2,460,067
CoreLogic, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		16,980	17,005,547
Term Loan - Second Lien, 10.579%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,524	1,528,401
Corporation Service Co., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		13,408	13,367,989
EAB Global, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		16,102	15,484,933
Employbridge Holding Co., Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		13,952	2,383,569
First Advantage Holdings LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		17,345	16,916,442
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	8,275	9,667,374
Grant Thornton Advisors LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		23,475	23,435,183

31
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Highspring Holdings LLC, Term Loan, 9.152%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		5,342	$ 4,544,707
iSolved, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		8,180	8,200,893
Mermaid Bidco, Inc., Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		22,354	22,437,478
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,953	7,701,737
PHM Group Holding OYJ, Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	6,600	7,632,861
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.269%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	8,575	9,959,241
Trans Union LLC:
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		8,514	8,520,425
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		19,146	19,152,793
Turbo EMEA Holdings BV, Term Loan, 9/23/32(10)	EUR	2,750	3,180,089
			$ 267,082,781
Real Estate Management & Development — 0.7%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		8,955	$ 9,005,488
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		6,788	6,816,281
Greystar Real Estate Partners LLC, Term Loan, 6.477%, (1 mo. USD Term SOFR + 2.50%), 8/21/30		10,444	10,496,264
Metropolis Technologies, Inc., Term Loan, 11/3/32(10)		14,150	14,043,875
			$ 40,361,908
Road & Rail — 1.1%
Avis Budget Car Rental LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		31,955	$ 31,621,780
Hertz Corp.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		5,925	4,930,719
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		1,166	970,497
Term Loan, 7.736%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		7,184	5,944,735
Kenan Advantage Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		16,526	16,286,218
			$ 59,753,949
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment — 0.5%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)		4,374	$ 1,714,379
MaxLinear, Inc., Term Loan, 6.342%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		3,250	3,022,500
MKS Instruments, Inc., Term Loan, 5.977%, (1 mo. USD Term SOFR + 2.00%), 8/17/29		20,664	20,736,094
			$ 25,472,973
Software — 14.1%
Applied Systems, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		34,497	$ 34,602,378
Astra Acquisition Corp.:
DIP Loan, 4/1/26(10)		1,129	1,128,526
Term Loan, 0.00%, 2/25/28(9)		10,114	1,972,243
Term Loan, 0.00%, 10/25/28(9)		14,888	174,408
Term Loan, 0.00%, 10/25/29(9)		17,036	468,479
Term Loan, 4/1/26(10)		471	470,856
Avalara, Inc., Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 3/26/32		12,419	12,459,298
Boost Newco Borrower LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		31,612	31,730,066
Boxer Parent Co., Inc.:
Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		23,052	22,927,614
Term Loan - Second Lien, 9.949%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		9,707	9,386,691
Calabrio, Inc., Term Loan, 10/14/32(10)		13,400	12,746,750
Cegid Group SAS:
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	4,475	5,184,441
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	5,150	5,966,778
Cloud Software Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		35,276	35,317,755
Cloudera, Inc.:
Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		27,563	26,539,278
Term Loan - Second Lien, 10.065%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		4,450	3,975,519
Clover Holdings 2 LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		14,975	14,993,468
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		3,159	3,265,347
Constant Contact, Inc., Term Loan, 8.166%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		11,856	11,116,031
Dayforce, Inc., Term Loan, 10/7/32(10)		14,975	14,942,879
Delta TopCo, Inc., Term Loan, 6.876%, (1 mo. USD Term SOFR + 2.75%), 11/30/29		18,678	18,493,727

32
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Dragon Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		4,239	$ 4,257,339
Drake Software LLC, Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 6/26/31		7,369	7,332,207
ECI Macola Max Holding LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		28,301	28,403,863
Epicor Software Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		36,082	36,202,667
Fiserv Investment Solutions, Inc., Term Loan, 8.204%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		11,786	11,655,437
Gen Digital, Inc., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		28,412	28,431,140
Genesys Cloud Services Holdings II LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/30/32		6,938	6,872,567
IGT Holding IV AB:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,393,853
Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		1,632	1,639,673
Marcel LUX IV SARL:
Term Loan, 5.561%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	9,150	10,636,817
Term Loan, 7.13%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		31,868	31,987,459
McAfee LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		34,504	32,850,778
Mosel Bidco SE, Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	5,900	6,844,397
N-Able International Holdings II LLC, Term Loan, 7.21%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,598	1,604,230
OceanKey (U.S.) II Corp., Term Loan, 7.565%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		5,294	5,277,788
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		14,456	12,323,838
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		5,321	5,504,693
Open Text Corp., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		14,809	14,817,495
Polaris Newco LLC:
Term Loan, 6.066%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,976	9,563,136
Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		7,188	6,890,784
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Project Alpha Intermediate Holding, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		37,681	$ 37,735,127
Project Boost Purchaser LLC, Term Loan, 6.608%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		32,549	32,519,429
Proofpoint, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		11,133	11,200,914
RealPage, Inc.:
Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		20,753	20,735,912
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		5,423	5,449,213
Rocket Software, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		9,676	9,650,690
Sabre GLBL, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		723	690,011
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		2,210	2,107,738
Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		633	590,690
Term Loan, 9.065%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		948	881,510
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		12,874	11,988,949
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		3,079	2,863,738
SkillSoft Corp., Term Loan, 9.342%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		14,594	12,787,156
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		27,400	27,297,387
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		41,846	41,888,279
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12.002% cash, 4.50% PIK, 12/9/29		8,627	8,743,148
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		17,952	17,357,730
			$ 776,840,314
Specialty Retail — 2.3%
Applegreen Ireland, Term Loan, 7.066%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,165,975
Apro LLC, Term Loan, 7.677%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		7,648	7,658,916
Boels Topholding BV, Term Loan, 4.676%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	136	158,037
EG America LLC, Term Loan, 7.699%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		3,918	3,944,993

33
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Great Outdoors Group LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		19,521	$ 19,545,522
Harbor Freight Tools USA, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		21,731	21,477,256
Homeserve USA Holding Corp., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		18,739	18,774,263
Les Schwab Tire Centers, Term Loan, 6.465% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		15,822	15,772,102
LIDS Holdings, Inc., Term Loan, 9.631%, (1 mo. USD Term SOFR + 5.50%), 12/14/26		937	932,452
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		9,758	9,789,103
Speedster Bidco GmbH:
Term Loan, 5.623%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	11,075	12,890,638
Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		15,572	15,632,189
			$ 127,741,446
Technology Hardware, Storage & Peripherals — 0.0%†
Poseidon Bidco SASU, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	4,935	$ 2,076,240
			$ 2,076,240
Trading Companies & Distributors — 2.8%
CD&R Hydra Buyer, Inc., Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		15,890	$ 15,884,037
Core & Main LP:
Term Loan, 5.991%, (1 mo. USD Term SOFR + 2.00%), 7/27/28		8,052	8,067,207
Term Loan, 5.991%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		12,783	12,799,478
DXP Enterprises, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		8,968	9,042,618
Herc Holdings, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		4,775	4,804,342
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		10,131	10,082,291
Paint Intermediate III LLC, Term Loan, 7.242%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		6,567	6,576,030
Patagonia Bidco Ltd., Term Loan, 9.467%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	12,425	14,540,849
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Quimper AB:
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	4,775	$ 5,526,442
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	4,825	5,584,311
QXO, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/30/32		9,000	9,026,370
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		21,532	18,075,093
White Cap Buyer LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		17,218	17,279,818
Windsor Holdings III LLC, Term Loan, 6.727%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		15,221	15,233,426
			$ 152,522,312
Transportation Infrastructure — 0.9%
Brown Group Holding LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		17,234	$ 17,302,119
Term Loan, 6.59% - 6.949%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31		14,999	15,078,706
KKR Apple Bidco LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		15,616	15,673,872
			$ 48,054,697
Total Senior Floating-Rate Loans (identified cost $6,461,527,782)			$ 6,289,650,785

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

34
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Short-Term Investments — 1.5%
Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(12)	79,554,679	$ 79,554,679
Total Affiliated Fund (identified cost $79,554,679)		$ 79,554,679

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/2/26(13)	$5,100	$ 5,021,099
Total U.S. Treasury Obligations (identified cost $5,021,099)		$ 5,021,099
Total Short-Term Investments (identified cost $84,575,778)		$ 84,575,778
Total Investments — 128.6% (identified cost $7,305,210,249)		$ 7,096,561,810
Less Unfunded Loan Commitments — (0.2)%		$ (11,805,250)
Net Investments — 128.4% (identified cost $7,293,404,999)		$ 7,084,756,560
Other Assets, Less Liabilities — (28.4)%		$(1,566,490,630)
Net Assets — 100.0%		$ 5,518,265,930
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $567,748,357 or 10.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated company (see Note 7).
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $11,909,349. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2025.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

35
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	218,285,394	EUR	185,407,318	Standard Chartered Bank	11/4/25	$ 4,575,638	$ —
USD	33,848,732	EUR	28,832,784	Australia and New Zealand Banking Group Limited	11/28/25	569,639	—
USD	33,871,951	EUR	28,832,784	HSBC Bank USA, N.A.	11/28/25	592,858	—
USD	27,399,236	EUR	23,334,021	HSBC Bank USA, N.A.	11/28/25	466,873	—
USD	40,416,354	EUR	34,427,205	State Street Bank and Trust Company	11/28/25	680,124	—
USD	32,082,837	GBP	23,745,760	HSBC Bank USA, N.A.	11/28/25	886,389	—
USD	214,331,879	EUR	185,407,318	Standard Chartered Bank	12/2/25	284,558	—
USD	41,370,315	EUR	35,036,370	Deutsche Bank AG	12/31/25	854,573	—
USD	41,086,642	EUR	34,848,928	Deutsche Bank AG	12/31/25	787,656	—
USD	34,466,409	EUR	29,196,976	State Street Bank and Trust Company	12/31/25	703,288	—
USD	26,738,232	EUR	23,075,000	Deutsche Bank AG	1/30/26	12,898	—
						$10,414,494	$—
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)	$131,500	5.00% (pays quarterly)(1)	3.28%	12/20/30	$10,282,605	$(9,762,182)	$520,423
Total	$131,500				$10,282,605	$(9,762,182)	$520,423
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$5,000	5.50% (pays monthly)(1)	5.46%	10/10/29	$23,256	$ —	$23,256
Total		$5,000				$23,256	$ —	$23,256

36
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $136,500,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
37
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $7,175,021,080)	$6,966,986,306
Affiliated investments, at value (identified cost $118,383,919)	117,770,254
Cash	29,664,307
Deposits for derivatives collateral:
Centrally cleared swap contracts	9,689,795
OTC derivatives	4,790,000
Foreign currency, at value (identified cost $43,854,086)	43,569,772
Interest and dividends receivable	36,381,898
Dividends receivable from affiliated investments	512,908
Receivable for investments sold	187,128,134
Receivable for open forward foreign currency exchange contracts	10,414,494
Receivable for open swap contracts	23,256
Receivable from affiliates	21,430
Trustees' deferred compensation plan	319,956
Prepaid upfront and agency fees on notes payable	1,819,018
Total assets	$7,409,091,528
Liabilities
Notes payable	$1,525,000,000
Cash collateral due to brokers	4,790,000
Payable for investments purchased	352,589,078
Payable for variation margin on open centrally cleared swap contracts	136,884
Payable to affiliates:
Investment adviser fee	2,494,943
Trustees' fees	9,042
Trustees' deferred compensation plan	319,956
Accrued expenses	5,485,695
Total liabilities	$1,890,825,598
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$5,518,265,930
38
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$6,330,411
Interest income	573,423,056
Other income	6,642,047
Total investment income	$586,395,514
Expenses
Investment adviser fee	$30,322,363
Trustees’ fees and expenses	109,686
Custodian fee	1,246,913
Legal and accounting services	351,533
Interest expense and fees	77,064,986
Miscellaneous	245,145
Total expenses	$109,340,626
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$286,924
Total expense reductions	$286,924
Net expenses	$109,053,702
Net investment income	$477,341,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(125,535,708)
Swap contracts	1,107,926
Foreign currency transactions	2,157,669
Forward foreign currency exchange contracts	(9,153,038)
Net realized loss	$(131,423,151)
Change in unrealized appreciation (depreciation):
Investments	$(19,081,992)
Investments - affiliated investments	(613,665)
Swap contracts	543,679
Foreign currency	(1,457,022)
Forward foreign currency exchange contracts	(7,479,813)
Net change in unrealized appreciation (depreciation)	$(28,088,813)
Net realized and unrealized loss	$(159,511,964)
Net increase in net assets from operations	$317,829,848
39
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$477,341,812	$553,162,253
Net realized loss	(131,423,151)	(223,665,463)
Net change in unrealized appreciation (depreciation)	(28,088,813)	323,331,862
Net increase in net assets from operations	$317,829,848	$652,828,652
Capital transactions:
Contributions	$839,017,134	$398,168,678
Withdrawals	(1,494,277,000)	(1,070,766,769)
Net decrease in net assets from capital transactions	$(655,259,866)	$(672,598,091)
Net decrease in net assets	$(337,430,018)	$(19,769,439)
Net Assets
At beginning of year	$5,855,695,948	$5,875,465,387
At end of year	$5,518,265,930	$5,855,695,948
40
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Statement of Cash Flows

Year Ended
October 31, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$317,829,848
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(3,018,888,056)
Investments sold and principal repayments	3,016,639,685
Decrease in short-term investments, net	5,617,027
Net amortization/accretion of premium (discount)	(21,239,092)
Amortization of prepaid upfront and agency fees on notes payable	3,637,966
Decrease in interest and dividends receivable	3,932,159
Decrease in dividends receivable from affiliated investments	53,628
Increase in receivable for open swap contracts	(23,256)
Increase in Trustees’ deferred compensation plan	(13,190)
Increase in receivable from affiliates	(21,430)
Decrease in cash collateral due to brokers	(5,510,000)
Increase in variation margin on open centrally cleared swap contracts	136,884
Decrease in payable to affiliates for investment adviser fee	(86,197)
Increase in payable to affiliates for Trustees' deferred compensation plan	13,190
Decrease in accrued expenses	(962,675)
Increase in unfunded loan commitments	4,528,976
Net change in unrealized (appreciation) depreciation from investments	19,695,657
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	7,479,813
Net realized loss from investments	125,535,708
Net cash provided by operating activities	$458,356,645
Cash Flows From Financing Activities
Proceeds from capital contributions	$839,017,134
Payments for capital withdrawals	(1,494,277,000)
Proceeds from notes payable	1,075,000,000
Repayments of notes payable	(950,000,000)
Payment of prepaid upfront and agency fees on notes payable	(3,600,000)
Net cash used in financing activities	$(533,859,866)
Net decrease in cash and restricted cash*	$(75,503,221)
Cash and restricted cash at beginning of year (including foreign currency)	$163,217,095
Cash and restricted cash at end of year (including foreign currency)	$87,713,874
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$77,250,592
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $722,470.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

October 31, 2025
Cash	$29,664,307
Deposits for derivatives collateral:
Centrally cleared swap contracts	9,689,795
OTC derivatives	4,790,000
Foreign currency	43,569,772
Total cash and restricted cash as shown on the Statement of Cash Flows	$87,713,874
41
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Expenses excluding interest and fees	0.55%	0.57%	0.56%	0.52%	0.53%
Interest and fee expense	1.30%	1.66%	1.81%	0.47%	0.32%
Total expenses	1.85%	2.23%	2.37%	0.99%	0.85%
Net expenses	1.85%(2)	2.23%(2)	2.37%(2)	0.99%(2)	0.85%
Net investment income	8.07%	9.30%	9.01%	5.16%	4.19%
Portfolio Turnover	42%	35%	18%	27%	28%
Total Return	5.91%	11.64%	12.42%	(4.22)%	9.75%
Net assets, end of year (000’s omitted)	$5,518,266	$5,855,696	$5,875,465	$7,369,505	$8,423,553
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
42
See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 88.6%, 9.4% and 2.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
43

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps— When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (CCP) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio
44

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $30,322,363 or 0.51% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $286,924 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
During the year ended October 31, 2025, BMR reimbursed the Portfolio $13,475 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
45

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $3,018,802,900 and $3,015,326,317, respectively, for the year ended October 31, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,302,673,662
Gross unrealized appreciation	$64,194,229
Gross unrealized depreciation	(282,111,331)
Net unrealized depreciation	$(217,917,102)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return, to seek to hedge against interest rate fluctuations or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may,under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for
46

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$10,282,605(1)	$ —	$10,282,605
Receivable for open forward foreign currency exchange contracts	—	10,414,494	10,414,494
Receivable for open swap contracts	23,256	—	23,256
Total Asset Derivatives	$10,305,861	$10,414,494	$20,720,355
Derivatives not subject to master netting or similar agreements	$10,282,605	$ —	$10,282,605
Total Asset Derivatives subject to master netting or similar agreements	$23,256	$10,414,494	$10,437,750
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$569,639	$ —	$ —	$(130,000)	$439,639
Deutsche Bank AG	1,655,127	—	—	(740,000)	915,127
Goldman Sachs International	23,256	—	—	—	23,256
HSBC Bank USA, N.A.	1,946,120	—	(1,731,004)	—	215,116
Standard Chartered Bank	4,860,196	—	(1,448,064)	(2,400,000)	1,012,132
State Street Bank and Trust Company	1,383,412	—	—	(1,383,412)	—
	$10,437,750	$—	$(3,179,068)	$(4,653,412)	$2,605,270
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
47

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure  for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$1,107,926	$ —	$1,107,926
Forward foreign currency exchange contracts	—	(9,153,038)	(9,153,038)
Total	$1,107,926	$(9,153,038)	$(8,045,112)
Change in unrealized appreciation (depreciation):
Swap contracts	$543,679	$ —	$543,679
Forward foreign currency exchange contracts	—	(7,479,813)	(7,479,813)
Total	$543,679	$(7,479,813)	$(6,936,134)
The average notional amounts of derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$960,412,000	$27,923,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with Toronto Dominion Bank as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $2 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio. The Loan Facility is in effect through April 30, 2026. Interest is generally charged at a rate equal to the 1-Month Term Secured Overnight Financing Rate (SOFR) plus 0.11448% credit spread adjustment. On May 1, 2025, the Portfolio paid upfront fees equal to 0.15% of the total commitment amount under the Loan Facility and agency fees of $600,000, which are being amortized to interest expense through April 30, 2026. The Portfolio also pays (1) a drawn fee equal to 0.95% per annual on outstanding borrowings, and (2) a liquidity fee equal to 0.25% per annum of the undrawn amount under the Loan Facility. The Portfolio also incurred upfront and agency fees that were being amortized through May 1, 2025, of which $1,856,984 is included in interest expense for the year ended October 31, 2025.
Drawn and liquidity fees for the year ended October 31, 2025 totaled $14,059,748 and are included in interest expense and fees on the Statement of Operations. Unamortized upfront and agency fees at October 31, 2025 are approximately $1,819,000 and are included in prepaid upfront and agency fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2025, the Portfolio had borrowings outstanding under the Loan Facility of $1.525 billion at an annual interest rate of 4.15%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at October 31, 2025 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2025. For the year ended October 31, 2025, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,298,013,699 and 4.52%, respectively.
48

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $117,770,254, which represents 2.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 38,829,240	$ —	$ —	$(613,665)	$ 38,215,575	$1,703,440	772,500
Short-Term Investments
Liquidity Fund	90,192,805	2,894,466,874	(2,905,105,000)	—	—	79,554,679	4,626,971	79,554,679
Total				$ —	$(613,665)	$117,770,254	$6,330,411
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 151,869,713	$ —	$ 151,869,713
Common Stocks	663,314	55,499,482	21,204,126	77,366,922
Corporate Bonds	—	437,772,747	—	437,772,747
Exchange-Traded Funds	38,215,575	—	—	38,215,575
Preferred Stocks	—	4,484,690	12,625,600	17,110,290
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,274,903,422	2,942,113	6,277,845,535
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	79,554,679	—	—	79,554,679
U.S. Treasury Obligations	—	5,021,099	—	5,021,099
Total Investments	$118,433,568	$6,929,551,153	$36,771,839	$7,084,756,560
Forward Foreign Currency Exchange Contracts	$ —	$ 10,414,494	$ —	$ 10,414,494
Swap Contracts	—	10,305,861	—	10,305,861
Total	$118,433,568	$6,950,271,508	$36,771,839	$7,105,476,915
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
49

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in February 2026. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value.
50

Senior Debt Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
51

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
52

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
53

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Senior Debt Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered each Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund and to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
54

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
55

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EAFAX-NCSR    10.31.25

Eaton Vance
Multi-Asset Credit Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Multi-Asset Credit Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 9.6%
Security	Principal Amount (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	$285	$ 290,900
ACHM Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 5/25/39(1)	319	320,168
Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.72%, 6/7/55(1)	1,231	1,235,085
ARES LII CLO Ltd., Series 2019-52A, Class DRR, 6.357%, (3 mo. SOFR + 2.50%), 4/22/31(1)(2)	1,750	1,747,181
Babson CLO Ltd., Series 2022-4A, Class D1R, 7.134%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	1,000	1,008,068
Ballyrock CLO 16 Ltd., Series 2021-16A, Class DR, 9.034%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	1,000	940,789
Barings CLO Ltd., Series 2025-1A, Class E, 8.484%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	986,382
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.605%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	500	502,480
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.134%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,000	1,003,397
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.276%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	500	495,858
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	465	446,422
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	438	407,793
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.484%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,007,011
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	964	989,417
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)(3)	890	889,017
Series 2025-2A, Class M, 8.72%, 11/20/55(1)(3)	1,000	1,000,000
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.846%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	250	251,445
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	59	54,562
Crown City CLO III, Series 2021-1A, Class C, 7.446%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	986,115
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.734%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	1,500	1,509,919
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 7.684%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	1,000	1,005,885
Empower CLO Ltd., Series 2024-1A, Class D1, 7.608%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	1,000	1,006,677
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.434%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	800	802,686
Gracie Point International Funding LLC, Series 2025-1A, Class C, 7.065%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	330	330,961
Security	Principal Amount (000's omitted)	Value
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/56(1)	$1,100	$ 1,096,479
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.155%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,506,321
Series 2024-3A, Class D1, 7.184%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,006,190
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,247	1,216,937
HTAP Issuer Trust, Series 2024-2, Class A, 6.50%, 4/25/42(1)	743	745,384
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 6.434%, (30-day SOFR Average + 2.20%), 10/15/29(1)(2)	880	880,935
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.882%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	1,354	1,357,380
Series 2025-GT1, Class B, 7.582%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	270	270,726
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.034%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,510,047
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	969,186
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.805%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,252,549
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	794	809,043
OCP CLO Ltd., Series 2024-32A, Class D1, 7.61%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,000	1,007,749
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.955%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	1,200	1,203,698
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.441%, (1 mo. SOFR + 2.45%), 8/26/30(1)(2)	1,315	1,322,679
PRMI Securitization Trust, Series 2025-PHL1, Class A3, 6.685%, (30-day SOFR Average + 2.33%), 6/25/55(1)(2)	1,200	1,206,627
RR 35 Ltd., Series 2024-35A, Class D, 9.255%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	2,500	2,521,165
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(4)	889	887,869
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class F, 8.881%, 1/18/33(1)	866	869,644
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.015%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	1,000	1,010,242
STAR Trust:
Series 2021-SFR1, Class F, 6.548%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	778	777,576

1
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
STAR Trust: (continued)
Series 2025-SFR5, Class D, 6.483%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	$459	$ 459,625
Series 2025-SFR5, Class E, 6.983%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	230	229,985
Series 2025-SFR6, Class C, 6.033%, (1 mo. SOFR + 2.00%), 8/17/42(1)(2)	404	405,086
Series 2025-SFR6, Class D, 6.433%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	674	677,554
Tricon Residential Trust, Series 2025-SFR1, Class E, 6.532%, (1 mo. SOFR + 2.50%), 3/17/42(1)(2)	422	422,367
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	921	918,074
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class B, 4.929%, 6/28/50(1)	635	739,267
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	500	519,113
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	1,000	996,895
Total Asset-Backed Securities (identified cost $47,821,173)		$ 48,014,610

Collateralized Mortgage Obligations — 8.7%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust:
Series 2023-NQM5, Class M1, 8.108%, 11/25/68(1)(5)	$370	$ 378,464
Series 2024-NQM4, Class M1, 5.929%, 8/25/69(1)(5)	509	508,973
Series 2024-NQM6, Class B1A, 7.282%, 1/25/70(1)(5)	459	469,621
Asset Based Lending LLC:
Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(4)	500	503,812
Series 2025-RTL1, Class A2, 8.024% to 8/25/25, 6/25/30(1)(4)	500	506,339
Cascade Funding Mortgage Trust:
Series 2025-HB16, Class M3, 3.00%, 3/25/35(1)(5)	669	635,426
Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(5)	1,000	933,871
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	500	507,769
CFMT LLC:
Series 2024-HB13, Class M2, 3.00%, 5/25/34(1)(5)	470	452,362
Series 2024-HB15, Class M2, 4.00%, 8/25/34(1)(5)	625	611,788
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(5)	689	665,039
CFST Mortgage Trust, Series 2025-RTL1, Class A1, 5.882%, 10/25/30(1)(4)	1,200	1,197,324
Security	Principal Amount (000's omitted)	Value
Champs Trust:
Series 2024-1, Class A, 8.784%, 7/25/59(1)(5)	$877	$ 909,706
Series 2024-2, Class A, 8.587%, 11/25/59(1)(5)	933	975,592
Series 2024-3, Class A, 8.463%, 1/25/60(1)(5)	1,143	1,192,339
Series 2025-1, Class A, 7.848%, 4/25/60(1)(5)	1,294	1,355,005
Series 2025-2, Class A, 8.04%, 10/25/60(1)(5)	1,577	1,634,048
Cross Mortgage Trust:
Series 2025-H2, Class B1A, 6.626%, 3/25/70(1)(5)	1,346	1,360,019
Series 2025-H5, Class B1A, 6.975%, 7/25/70(1)(5)	1,235	1,254,217
EFMT:
Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	884	868,213
Series 2025-NQM2, Class M1A, 6.268%, 6/25/70(1)(5)	823	835,620
Series 2025-NQM3, Class B2, 7.216%, 8/25/70(1)(5)	1,000	990,225
Series 2025-NQM3, Class M1A, 6.052%, 8/25/70(1)(5)	808	820,394
Series 2025-NQM3, Class M1B, 6.451%, 8/25/70(1)(5)	1,619	1,643,651
FARM Mortgage Trust, Series 2022-1, Class B, 2.957%, 1/25/52(1)(5)	850	650,480
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class B2, 10.433%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	855	1,063,116
Series 2021-DNA6, Class B2, 11.683%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	1,280	1,351,304
HTAP Issuer Trust, Series 2025-1, Class A, 6.50%, 11/25/42(1)	1,253	1,260,358
JP Morgan Mortgage Trust, Series 2025-NQM2, Class M1B, 6.902%, 9/25/65(1)(5)	634	643,662
JPM Lending Facility, 10.984%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,248,635
MFA Trust, Series 2025-NQM3, Class M1, 6.131%, 8/25/70(1)(5)	879	885,506
MFRA Trust:
Series 2024-NQM3, Class M1, 6.671%, 12/25/69(1)(5)	459	470,756
Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(5)	1,000	1,009,885
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	791	805,348
Onity Loan Investment Trust, Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(5)	500	480,034
PRET Trust, Series 2025-RPL5, Class M1, 4.15% to 10/25/27, 1/25/70(1)(4)	564	512,826
PRPM Fundido DAC:
Series 2025-2A, Class C, 4.043%, (3 mo. EURIBOR + 2.00%), 1/29/75(1)(2)	445	502,533
Series 2025-2A, Class D, 4.543%, (3 mo. EURIBOR + 2.50%), 1/29/75(1)(2)	500	548,188

2
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
PRPM LLC:
Series 2024-NQM1, Class B1, 7.435%, 12/25/68(1)(5)	$1,000	$ 1,013,761
Series 2024-NQM4, Class M1A, 6.518%, 12/26/69(1)(5)	459	470,760
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(4)	467	440,453
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(4)	375	357,407
Series 2025-RPL2, Class M1, 3.75% to 4/25/26, 4/25/55(1)(4)	461	437,705
PRPM Trust:
Series 2025-NQM3, Class M1, 6.188%, 5/25/70(1)(5)	539	547,464
Series 2025-NQM2, Class M1B, 7.077%, 4/25/70(1)(5)	1,104	1,125,681
RMF Proprietary Issuance Trust, Series 2022-2, Class M3, 3.75%, 6/25/62(1)(5)	1,000	894,770
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30(1)	750	755,498
Santander Mortgage Asset Receivable Trust:
Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(5)	897	915,420
Series 2025-NQM5, Class M1, 6.042%, 8/25/65(1)(5)	1,740	1,753,782
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	1,246	1,256,790
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(5)	1,042	1,003,603
Total Collateralized Mortgage Obligations (identified cost $42,778,615)		$ 43,615,542

Commercial Mortgage-Backed Securities — 3.7%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.516%, 12/10/41(1)(5)	750	$ 783,558
BAMLL Trust, Series 2024-BHP, Class B, 6.932%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	855	861,027
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.546%, 2/15/50(1)(5)	1,000	705,039
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 6.115%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)	355	356,574
Series 2025-660F, Class D, 6.715%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)	445	447,082
BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.922%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	400	401,974
BX Trust, Series 2025-GW, Class E, 7.682%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	870	877,310
Security	Principal Amount* (000's omitted)		Value
Caister Finance DAC, Series 1A, Class C, 6.824%, (SONIA + 2.84%), 8/17/35(1)(2)	GBP	700	$ 920,848
CSMC Trust, Series 2022-CNTR, Class A, 7.977%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)		1,000	663,546
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(5)		923	951,857
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.75%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)		375	378,546
Series 2025-ESH, Class E, 7.50%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)		350	353,977
Series 2025-ESH, Class F, 8.25%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)		300	303,973
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.282%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)		500	504,237
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.371%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)		1,100	1,105,868
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(5)		1,000	1,000,061
INTOWN Mortgage Trust, Series 2025-STAY, Class D, 6.882%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		1,780	1,788,976
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		150	6,297
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.037%, 9/15/47(1)(5)		750	681,975
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.473%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		895	896,056
ORL Trust, Series 2024-GLKS, Class E, 7.222%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		344	345,935
Taurus U.K. DAC, Series 2025-UK3A, Class E, 7.771%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	500	655,507
VCC Trust, Series 2025-MC1, Class A1, 8.163%, 5/25/55(1)(4)		910	904,691
Vita Scientia DAC, Series 2022-1A, Class D, 4.507%, (3 mo. EURIBOR + 2.49%), 2/27/33(1)(2)	EUR	450	515,002
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,610,380
Willowbrook Mall, Series 2025-WBRK, Class D, 6.075%, 3/5/35(1)(5)		459	450,063
Total Commercial Mortgage-Backed Securities (identified cost $18,765,279)			$ 18,470,359

3
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Common Stocks — 0.5%
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(6)	2,251	$ 37,765
Range Red Acquisitions LLC, Class A1(6)(7)(8)	974	1,937,412
		$ 1,975,177
Energy — 0.1%
Enviva LLC(6)(9)	17,982	$ 296,703
		$ 296,703
Oil and Gas — 0.0%†
Frontera Energy Corp.	15,961	$ 63,614
		$ 63,614
Pharmaceuticals — 0.0%†
Mallinckrodt International Finance SA(6)(8)	1,976	$ 203,528
Mallinckrodt PLC(6)	109	11,227
		$ 214,755
Total Common Stocks (identified cost $2,417,433)		$ 2,550,249

Convertible Bonds — 0.3%
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services — 0.3%
Delivery Hero SE:
Series B, 2.125%, 3/10/29(10)	EUR	1,000	$ 1,053,238
3.25%, 2/21/30(10)	EUR	400	447,887
Total Convertible Bonds (identified cost $1,377,402)			$ 1,501,125

Corporate Bonds — 44.6%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.6%
Bombardier, Inc.:
7.00%, 6/1/32(1)	275	$ 289,064
7.25%, 7/1/31(1)	536	569,591
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Czechoslovak Group AS, 5.25%, 1/10/31(1)	EUR	780	$ 936,701
TransDigm, Inc., 4.625%, 1/15/29		1,023	1,006,988
			$ 2,802,344
Air Transport — 0.2%
Gatwick Airport Finance PLC, 4.375%, 4/7/26(10)	GBP	600	$ 784,433
			$ 784,433
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		901	$ 870,980
9.50%, 6/1/28(1)		267	277,857
			$ 1,148,837
Apparel & Luxury Goods — 1.2%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	1,740	$ 2,066,267
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(11)		2,345	2,523,609
Champ Acquisition Corp., 8.375%, 12/1/31(1)		757	808,152
PrestigeBidCo GmbH, 5.776%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(10)	EUR	565	656,214
			$ 6,054,242
Auto Parts & Equipment — 0.3%
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(10)	EUR	680	$ 801,318
6.75%, 9/15/32(1)		465	476,138
			$ 1,277,456
Automotive — 1.1%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)		683	$ 658,257
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(10)	EUR	300	371,282
Forvia SE, 8.00%, 6/15/30(1)		550	584,918
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(11)		250	249,285
6.75%, (6.75% cash or 7.50% PIK), 11/15/29(10)(11)	EUR	382	468,391
7.75%, (7.75% cash or 8.50% PIK), 11/15/30(1)(11)		200	207,346
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(10)(11)	EUR	205	248,584
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		525	550,049

4
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		475	$ 506,152
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,190	712,804
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	571,313
4.875%, 11/15/31(1)		239	227,591
			$ 5,355,972
Building and Development — 2.3%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)		1,309	$ 1,370,309
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(1)		760	793,487
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(1)		141	138,208
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		1,623	1,670,523
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		700	715,699
8.375%, 10/1/33(1)		710	727,558
LBM Acquisition LLC:
6.25%, 1/15/29(1)		261	238,340
9.50%, 6/15/31(1)		682	714,395
LGI Homes, Inc., 7.00%, 11/15/32(1)		750	720,608
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,040	1,080,549
Miller Homes Group Finco PLC, 6.286%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(10)	EUR	520	606,607
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		741	729,855
6.375%, 11/1/32(1)		519	529,703
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/28(1)		1,002	999,460
8.875%, 11/15/31(1)		250	263,446
			$ 11,298,747
Building Materials — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		1,230	$ 1,164,650
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		609	632,125
6.75%, 3/1/33(1)		728	758,174
			$ 2,554,949
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		245	$ 255,351
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		923	903,134
			$ 1,158,485
Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television — 1.1%
Altice Financing SA, 5.00%, 1/15/28(1)		860	$ 641,831
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		585	530,062
4.25%, 1/15/34(1)		1,278	1,074,566
4.50%, 8/15/30(1)		726	681,093
4.75%, 3/1/30(1)		988	940,097
5.00%, 2/1/28(1)		400	396,235
6.375%, 9/1/29(1)		601	606,118
DISH Network Corp., 11.75%, 11/15/27(1)		397	418,203
			$ 5,288,205
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		835	$ 861,436
			$ 861,436
Chemicals — 0.9%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(11)		745	$ 773,796
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,070	1,131,819
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(1)	EUR	1,655	1,894,109
7.25%, 2/15/33(1)		600	597,738
			$ 4,397,462
Chemicals and Plastics — 1.4%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(10)	EUR	560	$ 609,235
Avient Corp.:
6.25%, 11/1/31(1)		325	332,091
7.125%, 8/1/30(1)		760	782,825
Celanese U.S. Holdings LLC, 7.20%, 11/15/33		2,130	2,185,868
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		1,286	1,346,202
INEOS Finance PLC, 6.375%, 4/15/29(10)	EUR	400	432,413
Italmatch Chemicals SpA:
7.50%, (3 mo. EURIBOR + 5.50%), 2/6/28(2)(10)	EUR	200	231,792
10.00%, 2/6/28(10)	EUR	902	1,091,653
			$ 7,012,079
Commercial Services — 2.6%
Aegis Lux 1a SARL, 5.625%, 10/29/31(1)(11)	EUR	500	$ 582,844
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.875%, 6/1/28(10)	GBP	580	744,674
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		562	533,030
Block, Inc.:
5.625%, 8/15/30(1)		390	396,136

5
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Block, Inc.: (continued)
6.00%, 8/15/33(1)		280	$ 286,499
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(10)	GBP	530	742,714
Champions Financing, Inc., 8.75%, 2/15/29(1)		306	296,940
Cimpress PLC, 7.375%, 9/15/32(1)		530	539,322
Currenta Group Holdings SARL, 6.036%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(2)	EUR	1,020	1,184,140
Herc Holdings, Inc.:
7.00%, 6/15/30(1)		400	418,936
7.25%, 6/15/33(1)		340	358,723
IPD 3 BV, 5.50%, 6/15/31(1)	EUR	890	1,047,683
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,309,900
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		891	871,770
Pachelbel Bidco SpA, 7.125%, 5/17/31(1)	EUR	715	886,337
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		537	555,099
VT Topco, Inc., 8.50%, 8/15/30(1)		928	966,039
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,201	1,256,395
			$ 12,977,181
Computers — 1.4%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(10)	EUR	880	$ 1,029,637
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,217	1,267,640
Atos SE:
5.00% to 12/18/25, 12/18/30(4)(10)	EUR	460	519,596
9.00% to 12/18/25, 12/18/29(4)(10)	EUR	1,043	1,375,821
CACI International, Inc., 6.375%, 6/15/33(1)		375	390,364
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,025	1,087,989
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		671	687,521
McAfee Corp., 7.375%, 2/15/30(1)		400	366,712
Science Applications International Corp., 5.875%, 11/1/33(1)		330	329,353
			$ 7,054,633
Containers and Glass Products — 0.2%
Ardagh Group SA, 9.50%, 12/1/30(3)		430	$ 459,025
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(10)	EUR	725	781,235
			$ 1,240,260
Security	Principal Amount* (000's omitted)		Value
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(1)	EUR	490	$ 586,652
			$ 586,652
Distribution & Wholesale — 0.3%
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		1,052	$ 1,111,885
Wolseley Group Finco PLC, 9.75%, 1/31/31(10)	GBP	380	491,396
			$ 1,603,281
Diversified Financial Services — 1.1%
Azorra Finance Ltd., 7.25%, 1/15/31(1)		465	$ 487,535
CI Financial Corp., 4.10%, 6/15/51		525	378,347
Hightower Holding LLC, 9.125%, 1/31/30(1)		815	877,634
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		566	596,755
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		435	448,986
6.375%, 8/1/33(1)		650	677,937
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		1,022	982,629
4.00%, 10/15/33(1)		65	59,911
Sherwood Financing PLC, 7.625%, 12/15/29(10)	EUR	620	705,074
UWM Holdings LLC, 6.25%, 3/15/31(1)		511	510,400
			$ 5,725,208
Diversified Telecommunication Services — 0.7%
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)		116	$ 104,509
4.50%, 4/1/30(1)		389	361,603
7.00%, 3/31/34(1)		194	199,313
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(10)	GBP	1,425	1,698,144
4.25%, 1/15/30(10)	GBP	896	1,084,599
4.50%, 8/15/30(1)		200	186,044
			$ 3,634,212
Drugs — 0.5%
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		264	$ 280,150
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		406	335,858
5.375%, 9/30/32	EUR	1,475	1,768,756
			$ 2,384,764
Ecological Services and Equipment — 0.3%
Luna 2 5SARL, 5.50%, 7/1/32(10)	EUR	650	$ 761,041

6
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
Reworld Holding Corp., 4.875%, 12/1/29(1)		839	$ 790,568
			$ 1,551,609
Electric — 0.5%
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		369	$ 341,941
VoltaGrid LLC, 7.375%, 11/1/30(1)(3)		570	580,076
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/29(1)		585	602,136
8.375%, 1/15/31(1)		411	430,295
8.625%, 3/15/33(1)		303	318,140
			$ 2,272,588
Electric Utilities — 1.0%
Alpha Generation LLC, 6.75%, 10/15/32(1)		1,243	$ 1,278,453
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	895	1,058,408
6.375%, 2/15/32(1)		465	470,114
TransAlta Corp., 7.75%, 11/15/29		606	631,419
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		608	628,927
6.375%, 3/15/33(1)		390	407,803
6.625%, 3/15/32(1)		610	638,334
			$ 5,113,458
Electronics/Electrical — 0.1%
Sensata Technologies, Inc.:
4.375%, 2/15/30(1)		439	$ 423,787
6.625%, 7/15/32(1)		200	208,469
			$ 632,256
Energy — 0.8%
Sunoco LP:
5.875%, 3/15/34(1)		365	$ 365,176
7.25%, 5/1/32(1)		445	469,532
7.875% to 9/18/30(1)(12)(13)		2,335	2,372,979
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29		583	572,126
4.50%, 4/30/30		372	360,637
			$ 4,140,450
Engineering & Construction — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		552	$ 580,139
Artera Services LLC, 8.50%, 2/15/31(1)		665	576,056
Security	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(10)	EUR	390	$ 426,513
TopBuild Corp., 4.125%, 2/15/32(1)		976	919,902
VM Consolidated, Inc., 5.50%, 4/15/29(1)		694	688,290
			$ 3,190,900
Entertainment — 3.5%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)	EUR	1,620	$ 1,855,381
7.25%, 4/30/30(10)	EUR	942	1,146,481
Cirsa Finance International SARL:
4.875%, 10/15/31(1)	EUR	775	913,322
6.50%, 3/15/29(10)	EUR	549	660,176
CPUK Finance Ltd., 7.875%, 8/28/29(10)	GBP	825	1,131,184
Flutter Treasury DAC:
5.00%, 4/29/29(10)	EUR	800	954,010
5.875%, 6/4/31(1)		633	641,308
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(10)	EUR	2,125	2,476,297
Lottomatica Group SpA, 4.875%, 1/31/31(10)	EUR	1,185	1,410,968
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		2,325	2,415,113
Motion Finco SARL, 8.375%, 2/15/32(1)		506	426,140
Playtika Holding Corp., 4.25%, 3/15/29(1)		596	538,841
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)		380	383,335
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		519	515,042
Voyager Parent LLC, 9.25%, 7/1/32(1)		1,495	1,568,417
Warnermedia Holdings, Inc.:
5.05%, 3/15/42		716	575,528
5.141%, 3/15/52		170	129,625
			$ 17,741,168
Financial Intermediaries — 0.5%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(12)(13)		1,178	$ 1,155,377
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		597	541,524
Ford Motor Credit Co. LLC:
5.113%, 5/3/29		335	333,691
5.303%, 9/6/29		360	360,958
			$ 2,391,550
Food Products — 0.5%
Froneri Lux FinCo SARL, 4.75%, 8/1/32(10)	EUR	775	$ 912,627

7
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Ingles Markets, Inc., 4.00%, 6/15/31(1)		762	$ 714,880
La Doria SpA, 5.449%, 12/30/30(2)(10)	EUR	700	810,044
			$ 2,437,551
Food Service — 0.3%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)		293	$ 277,447
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)		1,135	1,205,265
			$ 1,482,712
Health Care — 1.4%
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.872%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(10)	EUR	540	$ 631,310
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)		475	424,506
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		409	393,167
Global Medical Response, Inc., 7.375%, 10/1/32(1)		504	527,733
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		258	272,449
IQVIA, Inc., 6.25%, 6/1/32(1)		697	727,331
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		792	768,626
10.00%, 6/1/32(1)		140	149,084
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		60	55,401
3.875%, 5/15/32(1)		345	311,379
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		405	417,216
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		373	377,250
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		888	958,747
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		860	876,822
			$ 6,891,021
Health Care Technology — 0.3%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		1,275	$ 1,249,345
			$ 1,249,345
Healthcare Services — 0.1%
Molina Healthcare, Inc., 6.25%, 1/15/33(1)		242	$ 243,840
			$ 243,840
Security	Principal Amount* (000's omitted)		Value
Home Furnishings — 0.2%
Somnigroup International, Inc., 3.875%, 10/15/31(1)		1,322	$ 1,223,332
			$ 1,223,332
Homebuilders/Real Estate — 0.2%
New Home Co., Inc.:
8.50%, 11/1/30(1)		385	$ 398,886
9.25%, 10/1/29(1)		672	705,611
			$ 1,104,497
Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		153	$ 157,091
7.00%, 1/15/31(1)		455	471,698
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)		515	531,053
Fidus Re Ltd., 6.325%, (1 mo. U.S. T-Bill Rate + 2.50%), 1/8/42(1)(2)		2,295	2,295,896
Galaxy Bidco Ltd., 8.125%, 12/19/29(10)	GBP	740	1,016,200
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		699	722,977
Ryan Specialty LLC, 5.875%, 8/1/32(1)		725	737,746
			$ 5,932,661
Internet Software & Services — 0.7%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		270	$ 264,034
6.125%, 12/1/28(1)		853	832,704
Cars.com, Inc., 6.375%, 11/1/28(1)		819	816,376
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		648	587,983
Snap, Inc., 6.875%, 3/1/33(1)		716	732,951
United Group BV, 6.75%, 2/15/31(10)	EUR	200	236,230
			$ 3,470,278
Leisure Goods/Activities/Movies — 0.2%
LHMC Finco 2 SARL, 8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(11)	EUR	700	$ 842,978
			$ 842,978
Leisure Time — 0.2%
NCL Corp. Ltd.:
6.25%, 3/1/30(1)		282	$ 286,968
6.75%, 2/1/32(1)		555	570,643
			$ 857,611

8
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Lodging and Casinos — 0.2%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		924	$ 957,241
			$ 957,241
Machinery — 0.4%
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	950	$ 1,104,932
IMA Industria Macchine Automatiche SpA, 5.776%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(10)	EUR	915	1,064,852
			$ 2,169,784
Media — 0.9%
CSC Holdings LLC:
3.375%, 2/15/31(1)		574	$ 348,002
4.125%, 12/1/30(1)		373	229,882
5.50%, 4/15/27(1)		345	320,453
11.75%, 1/31/29(1)		395	312,281
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		946	914,638
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)		80	58,700
8.125%, 2/15/33(1)		669	682,564
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(10)(11)	EUR	572	677,990
Univision Communications, Inc., 9.375%, 8/1/32(1)		551	582,205
Versant Media Group, Inc., 7.25%, 1/30/31(1)		300	305,986
			$ 4,432,701
Metals/Mining — 0.9%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		1,168	$ 1,299,595
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		155	155,903
8.00%, 7/1/30(1)		567	590,515
First Quantum Minerals Ltd.:
7.25%, 2/15/34(1)		250	259,824
8.00%, 3/1/33(1)		285	303,249
9.375%, 3/1/29(1)		873	924,831
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)		503	502,050
WE Soda Investments Holding PLC:
9.375%, 2/14/31(1)		300	298,961
9.50%, 10/6/28(1)		300	301,318
			$ 4,636,246
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 691,933
			$ 691,933
Security	Principal Amount* (000's omitted)		Value
Oil and Gas — 1.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		656	$ 681,143
Civitas Resources, Inc., 8.625%, 11/1/30(1)		1,023	1,058,481
Parkland Corp.:
4.50%, 10/1/29(1)		480	464,918
4.625%, 5/1/30(1)		292	283,511
Permian Resources Operating LLC, 6.25%, 2/1/33(1)		375	381,923
SM Energy Co., 7.00%, 8/1/32(1)		580	567,971
Transocean International Ltd.:
7.875%, 10/15/32(1)		75	77,311
8.25%, 5/15/29(1)		579	582,879
8.75%, 2/15/30(1)		163	170,903
Vital Energy, Inc.:
7.875%, 4/15/32(1)		250	236,827
9.75%, 10/15/30		215	221,521
WBI Operating LLC:
6.25%, 10/15/30(1)		475	474,879
6.50%, 10/15/33(1)		545	545,346
			$ 5,747,613
Packaging & Containers — 1.0%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)		1,626	$ 1,630,724
Fiber Midco SpA, 10.75% PIK, 6/15/29(1)	EUR	950	979,094
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	1,480	1,573,696
9.50%, 5/15/30(1)		705	661,691
			$ 4,845,205
Pharmaceuticals — 1.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)		1,001	$ 1,047,321
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		282	296,013
Bayer AG, 5.375% to 6/25/30, 3/25/82(10)(13)	EUR	400	476,815
Grifols SA, 7.50%, 5/1/30(10)	EUR	1,054	1,280,521
Nidda Healthcare Holding GmbH, 5.276% (3 mo. EURIBOR + 3.25%), 10/15/32(1)(2)	EUR	315	365,865
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(11)		380	391,019
Rossini SARL, 6.75%, 12/31/29(10)	EUR	555	676,096
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	EUR	286	341,076
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		1,506	1,132,807

9
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV: (continued)
6.00%, 12/1/32		375	$ 391,704
			$ 6,399,237
Pipelines — 1.0%
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		612	$ 621,331
8.25%, 1/15/32(1)		649	679,037
Kinetik Holdings LP, 5.875%, 6/15/30(1)		679	684,591
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)		540	553,151
8.375%, 2/15/32(1)		152	155,555
Plains All American Pipeline LP, Series B, 8.583%, (3 mo. SOFR + 4.372%)(2)(12)		926	928,533
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)		609	627,727
9.00% to 9/30/29(1)(12)(13)		885	828,029
			$ 5,077,954
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 325,580
7.375%, 9/1/31(1)		290	297,890
8.00%, 8/1/29(1)		606	611,326
			$ 1,234,796
Radio and Television — 0.0%†
Clear Channel Outdoor Holdings, Inc., 7.125%, 2/15/31(1)		95	$ 98,058
			$ 98,058
Real Estate Investment Trusts (REITs) — 1.4%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	645	$ 804,981
Alexandrite Lake Lux Holdings SARL:
6.75%, 7/30/30(1)	EUR	490	579,329
6.75%, 7/30/30(10)	EUR	160	189,169
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(10)	EUR	1,200	1,507,141
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		644	649,579
8.875%, 9/1/31(1)		594	636,813
Essendi SA, 6.375%, 10/15/29(10)	EUR	1,050	1,279,371
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		1,285	1,359,860
			$ 7,006,243
Security	Principal Amount* (000's omitted)		Value
Retail — 1.8%
B&M European Value Retail SA, 8.125%, 11/15/30(10)	GBP	400	$ 548,478
Boots Group Finco LP:
5.375%, 8/31/32(10)	EUR	320	383,166
7.375%, 8/31/32(10)	GBP	470	636,067
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(10)	GBP	860	1,185,137
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		969	1,034,014
eG Global Finance PLC, 11.00%, 11/30/28(10)	EUR	600	755,158
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)		793	754,364
9.25%, 1/15/31(1)		210	212,081
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)		259	249,548
8.75%, 1/15/32(1)		278	264,102
Park River Holdings, Inc.:
8.00%, 3/15/31(1)		453	466,719
8.75%, 12/31/30(1)		134	133,960
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		500	499,975
10.00%, 9/15/33(1)		500	503,365
Waga Bondco Ltd., 8.50%, 6/15/30(10)	GBP	760	911,793
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)(3)		486	491,933
			$ 9,029,860
Retailers (Except Food and Drug) — 0.3%
Bath & Body Works, Inc.:
6.875%, 11/1/35		410	$ 429,413
6.95%, 3/1/33		282	292,497
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	715,226
			$ 1,437,136
Software — 0.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		592	$ 552,780
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		344	346,811
9.00%, 9/30/29(1)		609	630,434
TeamSystem SpA, 5.526%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	1,029	1,193,582
			$ 2,723,607
Steel — 0.5%
Allegheny Ludlum LLC, 6.95%, 12/15/25		401	$ 403,865
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		565	585,151

10
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Steel (continued)
Cleveland-Cliffs, Inc.: (continued)
7.50%, 9/15/31(1)		435	$ 455,718
7.625%, 1/15/34(1)		240	249,704
TMS International Corp., 6.25%, 4/15/29(1)		878	862,829
			$ 2,557,267
Telecommunications — 1.5%
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)		305	$ 311,233
EchoStar Corp., 10.75%, 11/30/29		904	995,531
Fibercop SpA:
5.125%, 6/30/32(10)	EUR	220	259,175
7.20%, 7/18/36(1)		817	829,655
Iliad Holding SAS, 6.875%, 4/15/31(10)	EUR	240	297,289
Odido Group Holding BV, 5.50%, 1/15/30(10)	EUR	600	696,547
Sable International Finance Ltd., 7.125%, 10/15/32(1)		262	262,414
Stagwell Global LLC, 5.625%, 8/15/29(1)		311	296,620
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(10)	GBP	840	1,052,109
Windstream Services LLC, 7.50%, 10/15/33(1)		1,193	1,192,791
WULF Compute LLC, 7.75%, 10/15/30(1)		335	348,251
Zegona Finance PLC, 8.625%, 7/15/29(1)		1,048	1,116,622
			$ 7,658,237
Transportation — 0.7%
Edge Finco PLC, 8.125%, 8/15/31(10)	GBP	1,394	$ 1,941,866
Seaspan Corp., 5.50%, 8/1/29(1)		923	889,691
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		740	767,339
			$ 3,598,896
Utilities — 1.1%
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		411	$ 393,113
NRG Energy, Inc.:
3.875%, 2/15/32(1)		118	109,586
5.75%, 1/15/34(1)		409	412,154
6.00%, 2/1/33(1)		505	515,520
6.00%, 1/15/36(1)		765	778,661
6.25%, 11/1/34(1)		335	345,158
10.25% to 3/15/28(1)(12)(13)		635	698,759
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		460	441,568
5.00%, 1/31/28(1)		450	448,619
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)		193	189,623
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Vistra Operations Co. LLC: (continued)
6.875%, 4/15/32(1)	1,103	$ 1,159,370
		$ 5,492,131
Total Corporate Bonds (identified cost $217,354,918)		$223,764,788

Preferred Stocks — 0.0%†
Security	Shares	Value
Pharmaceuticals — 0.0%
Mallinckrodt PLC(6)(8)	90,034,464	$ 0
		$ 0
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(6)	2,137	$ 51,822
Series G1(6)	1,477	35,633
		$ 87,455
Total Preferred Stocks (identified cost $74,087)		$ 87,455

Senior Floating-Rate Loans — 30.3%(14)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc., Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	1,863	$ 1,867,546
		$ 1,867,546
Airlines — 0.2%
American Airlines, Inc., Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	970	$ 972,332
		$ 972,332
Apparel & Luxury Goods — 0.4%
Beach Acquisition Bidco LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	500	$ 503,333
Champ Acquisition Corp., Term Loan, 8.166%, (6 mo. USD Term SOFR + 4.00%), 11/25/31	294	297,013

11
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		700	$ 691,687
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		740	743,786
			$ 2,235,819
Auto Components — 1.1%
Adient U.S. LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		985	$ 987,521
Autokiniton U.S. Holdings, Inc., Term Loan, 8.079%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		569	548,163
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,505	1,743,178
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		1,155	1,156,655
Crash Champions LLC, Term Loan, 2/23/29(15)		276	256,038
DexKo Global, Inc.:
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		158	155,435
Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 10/4/28		147	145,975
First Brands Group LLC:
DIP Loan, 6/29/26(15)		25	26,594
Term Loan, 0.00%, 3/30/27(16)		300	99,900
LTI Holdings, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		396	398,847
RealTruck Group, Inc., Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		100	87,895
			$ 5,606,201
Automobiles — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		517	$ 517,281
MajorDrive Holdings IV LLC, Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		478	465,082
			$ 982,363
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 8.329%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		719	$ 722,360
			$ 722,360
Borrower/Description	Principal Amount* (000's omitted)	Value
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	695	$ 698,484
		$ 698,484
Building Products — 1.2%
Associated Materials, Inc., Term Loan, 9.965%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	1,320	$ 1,253,591
Cornerstone Building Brands, Inc., Term Loan, 8.532%, (1 mo. USD Term SOFR + 4.50%), 5/15/31	487	429,810
CP Atlas Buyer, Inc., Term Loan, 9.215%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	369	365,218
CP Iris HoldCo I, Inc.:
Term Loan, 10/27/32(15)	30	30,068
Term Loan, 10/27/32(15)	245	243,556
LBM Acquisition LLC:
Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	699	677,089
Term Loan, 9.031%, (1 mo. USD Term SOFR + 5.00%), 6/6/31	125	124,464
MI Windows & Doors LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	491	492,025
Oscar AcquisitionCo LLC, Term Loan, 8.252%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	391	353,376
Specialty Building Products Holdings LLC, Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 10/15/28	1,944	1,868,953
		$ 5,838,150
Capital Markets — 1.2%
Advisor Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 7/30/32	450	$ 451,220
AllSpring Buyer LLC, Term Loan, 6.813%, (3 mo. USD Term SOFR + 2.75%), 11/1/30	399	400,344
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28	703	707,733
Focus Financial Partners LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	958	961,723
Fortress Intermediate 3, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	1,543	1,549,125
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	396	397,458
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30	856	862,124

12
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
Orion U.S. Finco, Inc., Term Loan, 10/8/32(15)	400	$ 402,408
Victory Capital Holdings, Inc., Term Loan, 6.102%, (3 mo. USD Term SOFR + 2.00%), 9/23/32	300	301,875
		$ 6,034,010
Chemicals — 0.7%
Aruba Investments Holdings LLC, Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 11/24/27	586	$ 551,817
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	774	776,857
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	421	418,313
INEOS U.S. Finance LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	729	627,871
Lonza Group AG, Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	339	302,139
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	297	259,567
Tronox Finance LLC, Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	544	425,173
		$ 3,361,737
Commercial Services & Supplies — 1.1%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	585	$ 589,515
EnergySolutions LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	652	656,819
Foundever Worldwide Corp., Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 8/28/28	351	165,962
Garda World Security Corp., Term Loan, 7.048%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	1,032	1,033,585
GFL Environmental, Inc., Term Loan, 3/3/32(15)	600	601,050
Heritage-Crystal Clean, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	395	397,278
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/2/31	399	401,867
Reworld Holding Corp.:
Term Loan, 6.252%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	468	469,415
Term Loan, 6.252%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	26	25,909
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Signal Parent, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 4/3/28		713	$ 502,625
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		498	500,298
			$ 5,344,323
Construction Materials — 0.2%
Quikrete Holdings, Inc.:
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		764	$ 765,303
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		299	299,950
			$ 1,065,253
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		421	$ 421,013
			$ 421,013
Consumer Staples Distribution & Retail — 0.1%
Boots Group Bidco Ltd., Term Loan, 7.705%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		500	$ 502,813
			$ 502,813
Containers & Packaging — 0.6%
Altium Packaging LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		741	$ 713,314
Clydesdale Acquisition Holdings, Inc.:
Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		612	611,853
Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 4/1/32		785	783,872
Term Loan, 4/1/32(17)		13	13,319
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32		325	324,864
Trivium Packaging BV, Term Loan, 6.566%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	350	404,017
			$ 2,851,239
Diversified Consumer Services — 0.5%
Belron Finance 2019 LLC, Term Loan, 6.492%, (3 mo. USD Term SOFR + 2.25%), 10/16/31		990	$ 996,107

13
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Consumer Services (continued)
Fugue Finance BV, Term Loan, 6.949%, (3 mo. USD Term SOFR + 2.75%), 1/9/32	741	$ 743,466
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30	599	597,939
		$ 2,337,512
Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, 9.36%, (3 mo. USD Term SOFR + 5.38%), 5/14/29	383	$ 379,260
Level 3 Financing, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 3/29/32	500	500,000
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	303	302,313
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	383	381,642
		$ 1,563,215
Electric Utilities — 0.2%
Kohler Energy Co. LLC, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	365	$ 367,117
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	599	589,683
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(17)	76	75,050
		$ 1,031,850
Electrical Equipment — 0.3%
Dynamo Newco II GmbH, Term Loan, 7.363%, (1 mo. USD Term SOFR + 3.25%), 9/30/31	495	$ 497,785
WEC U.S. Holdings Ltd., Term Loan, 6.384%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	741	743,593
		$ 1,241,378
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	732	$ 735,173
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	386	385,907
Range Red Operating, Inc.:
Term Loan, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	355	356,183
Term Loan - Second Lien, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	1,487	1,494,137
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	202	194,348
		$ 3,165,748
Borrower/Description	Principal Amount* (000's omitted)	Value
Energy Equipment & Services — 0.2%
New Generation Gas Gathering LLC, Term Loan, 9.59%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	955	$ 952,491
		$ 952,491
Engineering & Construction — 0.3%
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	297	$ 254,192
Azuria Water Solutions, Inc.:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	425	428,255
Term Loan, 5/17/28(17)	19	19,612
Green Infrastructure Partners, Inc., Term Loan, 6.753%, (3 mo. USD Term SOFR + 2.75%), 9/24/32	275	275,774
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	593	599,179
		$ 1,577,012
Entertainment — 0.9%
Creative Artists Agency LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/1/31	600	$ 601,542
EOC Borrower LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/24/32	1,496	1,505,916
Playtika Holding Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/13/28	833	816,522
TKO Worldwide Holdings LLC, Term Loan, 6.038%, (3 mo. USD Term SOFR + 2.00%), 11/21/31	999	1,001,860
Varsity Brands, Inc., Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 8/26/31	698	700,694
		$ 4,626,534
Financial Services — 0.1%
Synechron, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/3/31	597	$ 583,567
		$ 583,567
Food Products — 0.4%
Del Monte Foods, Inc.:
DIP Loan, 13.648%, (1 mo. USD Term SOFR + 9.50%), 4/2/26	235	$ 226,937
Term Loan, 0.00%, 8/2/28(16)	70	34,846
Term Loan, 0.00%, 8/2/28(16)	62	30,972
Term Loan, 13.632% - 13.648%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26	328	269,801
Term Loan - Second Lien, 0.00%, 8/2/28(16)	491	21,489

14
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Food Products (continued)
Froneri Lux Finco SARL, Term Loan, 6.435%, (3 mo. USD Term SOFR + 2.50%), 8/2/32	275	$ 275,187
Nomad Foods U.S. LLC, Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 11/12/29	1,183	1,184,009
		$ 2,043,241
Gas Utilities — 0.2%
CQP Holdco LP, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 12/31/30	500	$ 501,505
Stonepeak Bayou Holdings LP, Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 10/1/32	400	362,000
		$ 863,505
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 1/15/31	499	$ 502,742
Medline Borrower LP, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/23/30	617	618,233
		$ 1,120,975
Health Care Providers & Services — 1.7%
CCRR Parent, Inc., Term Loan, 8.71%, (3 mo. USD Term SOFR + 4.25%), 3/6/28	977	$ 324,847
Electron BidCo, Inc., Term Loan, 11/1/28(15)	500	502,640
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	494	496,267
Global Medical Response, Inc., Term Loan, 7.384%, (3 mo. USD Term SOFR + 3.50%), 10/1/32	300	301,617
Hanger, Inc.:
Term Loan, 10/23/31(15)	310	311,202
Term Loan, 10/23/31(15)	40	40,154
Heartland Dental LLC, Term Loan, 8/25/32(15)	350	351,202
LifePoint Health, Inc., Term Loan, 7.655% - 7.782%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 5/19/31	383	383,771
MDVIP, Inc., Term Loan, 6.752%, (1 mo. USD Term SOFR + 2.75%), 10/14/31	150	150,280
MED ParentCo LP, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 4/15/31	498	500,682
National Mentor Holdings, Inc.:
Term Loan, 7.815% - 7.852%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28	386	375,633
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28	11	10,969
Pacific Dental Services LLC, Term Loan, 6.537%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	592	593,633
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	988	$ 990,156
Raven Acquisition Holdings LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	488	488,247
Term Loan, 11/19/31(17)	35	35,050
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	966	724,408
Select Medical Corp., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	323	323,772
Surgery Center Holdings, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	985	988,745
U.S. Anesthesia Partners, Inc., Term Loan, 8.249%, (1 mo. USD Term SOFR + 4.00%), 10/1/28	496	497,235
		$ 8,390,510
Health Care Technology — 0.6%
athenahealth Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	865	$ 862,285
Cotiviti Corp., Term Loan, 6.884%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	743	717,133
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	600	602,250
Project Ruby Ultimate Parent Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	400	401,500
Waystar Technologies, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/22/29	346	346,210
		$ 2,929,378
Hotels, Restaurants & Leisure — 2.0%
Caesars Entertainment, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	788	$ 782,583
Fertitta Entertainment LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	837	836,910
Flutter Financing BV:
Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	925	922,207
Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 6/4/32	399	397,669
GVC Holdings (Gibraltar) Ltd., Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.25%), 10/31/29	497	498,306
Herschend Entertainment Co. LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/27/32	299	301,093
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31	298	283,494

15
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	1,938	$ 1,942,807
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	394	370,511
Peninsula Pacific Entertainment LLC:
Term Loan, 8.735%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	511	511,829
Term Loan, 10/1/32(17)	120	119,960
Scientific Games Holdings LP, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	395	391,093
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	975	974,182
Spectacle Gary Holdings LLC, Term Loan, 8.402%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	692	676,263
Turquoise Topco Ltd., Term Loan, 7/31/32(15)	450	445,124
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32	600	600,789
		$ 10,054,820
Household Durables — 0.1%
Madison Safety & Flow LLC, Term Loan, 6.468%, (1 mo. USD Term SOFR + 2.50%), 9/26/31	310	$ 311,806
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	324	317,097
		$ 628,903
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	694	$ 507,645
		$ 507,645
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Supply LLC, Term Loan, 6.733%, (3 mo. USD Term SOFR + 2.50%), 12/15/31	600	$ 601,689
		$ 601,689
Insurance — 1.1%
Alera Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/31/32	400	$ 402,482
Alliant Holdings Intermediate LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	403	402,888
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32	955	956,931
Broadstreet Partners, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 6/13/31	599	600,730
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
IMA Financial Group, Inc., Term Loan, 11/1/28(15)	350	$ 351,437
Ryan Specialty Group LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	695	696,706
Trucordia Insurance Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/17/32	275	276,375
Truist Insurance Holdings LLC:
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/6/31	345	344,977
Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	439	446,890
USI, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,159	1,161,465
		$ 5,640,881
Interactive Media & Services — 0.3%
Aragorn Parent Corp., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	818	$ 824,384
X Corp., Term Loan, 10.34%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	649	633,259
		$ 1,457,643
IT Services — 1.2%
Asurion LLC:
Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	990	$ 988,144
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	500	491,172
Blackhawk Network Holdings, Inc., Term Loan, 3/12/29(15)	350	351,832
Endure Digital, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	970	756,304
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	406	403,435
Go Daddy Operating Co. LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	158	157,786
Informatica LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	774	777,299
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	978	957,658
Rackspace Finance LLC:
Term Loan, 10.412%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	69	70,742
Term Loan - Second Lien, 6.912%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	348	158,255
Sedgwick Claims Management Services, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	799	799,473
		$ 5,912,100

16
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Leisure Products — 0.5%
GSM Holdings, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	297	$ 295,019
Hayward Industries, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	990	993,855
Peloton Interactive, Inc., Term Loan, 9.465%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	894	906,347
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	493	495,262
		$ 2,690,483
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 11/15/28	499	$ 500,679
		$ 500,679
Machinery — 2.1%
AI Aqua Merger Sub, Inc., Term Loan, 7.129%, (1 mo. USD Term SOFR + 3.00%), 7/31/28	1,031	$ 1,034,533
Apex Tool Group LLC:
Term Loan, 9.236%, (1 mo. USD Term SOFR + 5.25%), 4/8/30	226	201,389
Term Loan, 10.086%, (1 mo. USD Term SOFR + 6.00%), 4/8/31	508	325,272
Term Loan, 4/8/30(15)	9	9,188
Term Loan, 4/8/30(15)	146	133,053
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32	200	201,375
Barnes Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/27/32	597	597,499
Clark Equipment Co., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 4/20/29	523	524,495
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	175	175,438
Conair Holdings LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	778	467,077
CPM Holdings, Inc., Term Loan, 8.634%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	491	490,329
Crown Equipment Corp., Term Loan, 6.048%, (1 mo. USD Term SOFR + 2.00%), 10/10/31	744	749,031
EMRLD Borrower LP, Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	1	1,004
Engineered Machinery Holdings, Inc., Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 5/19/28	813	818,371
Filtration Group Corp., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/21/28	535	537,587
Gates Global LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	644	643,931
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	663	$ 664,952
Roper Industrial Products Investment Co. LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29	686	688,790
SPX Flow, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 4/5/29	760	765,612
TK Elevator Midco GmbH, Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30	1,391	1,401,207
		$ 10,430,133
Media — 0.2%
CMG Media Corp., Term Loan, 7.602%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	132	$ 122,068
E.W. Scripps Co.:
Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	651	632,361
Term Loan, 9.897%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	166	168,257
		$ 922,686
Metals/Mining — 0.2%
Arsenal AIC Parent LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	329	$ 330,367
PMHC II, Inc., Term Loan, 8.327%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	482	376,097
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	248	245,729
		$ 952,193
Oil, Gas & Consumable Fuels — 0.5%
Freeport LNG Investments LLLP, Term Loan, 7.12%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	472	$ 473,883
GIP Pilot Acquisition Partners LP, Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	917	918,295
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.227%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	731	733,932
UGI Energy Services LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	336	338,273
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	150	150,340
		$ 2,614,723

17
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	591	$ 593,772
		$ 593,772
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,401	$ 1,395,363
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	609	606,422
		$ 2,001,785
Professional Services — 1.0%
AAL Delaware Holdco, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	524	$ 525,977
Camelot U.S. Acquisition LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	430	422,765
CoreLogic, Inc., Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	399	399,559
Employbridge Holding Co.:
Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	469	305,661
Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	739	126,268
First Advantage Holdings LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/31/31	491	478,454
Grant Thornton Advisors LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/2/31	495	494,169
Mermaid Bidco, Inc., Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31	448	449,412
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29	482	466,302
Tempo Acquisition LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	691	674,084
Trans Union LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	599	599,072
		$ 4,941,723
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/31/30	433	$ 435,509
Greystar Real Estate Partners LLC, Term Loan, 6.477%, (1 mo. USD Term SOFR + 2.50%), 8/21/30	1,078	1,083,535
		$ 1,519,044
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail — 0.2%
First Student Bidco, Inc.:
Term Loan, 6.711%, (3 mo. USD Term SOFR + 2.50%), 8/15/30	357	$ 358,041
Term Loan, 6.711%, (3 mo. USD Term SOFR + 2.50%), 8/15/30	109	109,757
Hertz Corp.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	358	297,742
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	70	58,603
Kenan Advantage Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	396	390,248
		$ 1,214,391
Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., Term Loan, 5.977%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	471	$ 472,464
		$ 472,464
Software — 3.0%
Applied Systems, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	1,156	$ 1,159,668
Astra Acquisition Corp.:
DIP Loan, 4/1/26(15)	26	25,560
Term Loan, 0.00%, 2/25/28(16)	438	85,418
Term Loan, 0.00%, 10/25/28(16)	615	7,209
Term Loan, 4/1/26(15)	11	10,665
Boost Newco Borrower LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31	844	846,799
Boxer Parent Co., Inc., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	533	529,811
Cloud Software Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 8/13/32	800	800,940
Cloudera, Inc., Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	790	760,679
Clover Holdings 2 LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 12/9/31	597	597,746
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(18)	59	60,696
Cornerstone OnDemand, Inc., Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	346	333,420
Dayforce, Inc., Term Loan, 10/7/32(15)	350	349,249
Drake Software LLC, Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 6/26/31	309	307,244
Epicor Software Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	1,278	1,282,643
Marcel LUX IV SARL, Term Loan, 7.13%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	719	721,216

18
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
McAfee LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	973	$ 926,082
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	250	213,219
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	110	113,820
Open Text Corp., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	531	531,503
Polaris Newco LLC, Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 6/2/28	708	678,635
Project Alpha Intermediate Holding, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	299	299,671
Project Boost Purchaser LLC, Term Loan, 6.608%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	499	498,296
RealPage, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	452	451,392
Sabre GLBL, Inc.:
Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 6/30/28	50	46,244
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	277	257,833
SkillSoft Corp., Term Loan, 9.342%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	385	337,707
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	675	672,472
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	1,634	1,636,118
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12.002% Cash, 4.50% PIK, 12/9/29	168	170,479
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	599	579,054
		$ 15,291,488
Specialty Retail — 1.3%
EG America LLC, Term Loan, 7.699%, (3 mo. USD Term SOFR + 3.50%), 2/7/28	499	$ 502,231
Evergreen Acqco 1 LP, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	664	665,411
Great Outdoors Group LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	698	698,907
Harbor Freight Tools USA, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	541	534,561
Les Schwab Tire Centers, Term Loan, 6.465% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	564	562,369
Borrower/Description	Principal Amount* (000's omitted)	Value
Specialty Retail (continued)
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	393	$ 394,255
Petco Health & Wellness Co., Inc., Term Loan, 7.513%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	674	665,529
PetSmart, Inc., Term Loan, 8.031%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	1,981	1,956,646
Speedster Bidco GmbH, Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31	597	599,317
		$ 6,579,226
Trading Companies & Distributors — 0.9%
CD&R Hydra Buyer, Inc., Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	493	$ 492,315
Core & Main LP, Term Loan, 5.991%, (1 mo. USD Term SOFR + 2.00%), 7/27/28	434	434,641
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31	308	306,754
Park River Holdings, Inc., Term Loan, 3/15/31(15)	1,195	1,200,975
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28	626	525,100
White Cap Buyer LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	705	707,132
Windsor Holdings III LLC, Term Loan, 6.727%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	600	600,501
		$ 4,267,418
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 6.59% - 6.715%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31	865	$ 869,587
KKR Apple Bidco LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	739	741,516
		$ 1,611,103
Total Senior Floating-Rate Loans (identified cost $156,693,140)		$152,337,551

Miscellaneous — 0.0%†
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(6)(7)	$565,000	$ 0
		$ 0

19
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount	Value
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(6)(7)	$333,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(6)(7)	$400,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(6)(7)	459,000	0
		$ 0
Surface Transport — 0.0%†
Hertz Corp., Escrow Certificates(6)	$105,000	$ 16,800
		$ 16,800
Total Miscellaneous (identified cost $0)		$ 16,800

Short-Term Investments — 2.9%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(19)	12,545,504	$ 12,545,504
Total Affiliated Fund (identified cost $12,545,504)		$ 12,545,504

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/12/25(20)	$750	$ 749,281
0.00%, 4/2/26(20)	1,530	1,506,348
Total U.S. Treasury Obligations (identified cost $2,255,366)		$ 2,255,629
Security	Principal Amount (000's omitted)	Value
Total Short-Term Investments (identified cost $14,800,870)		$ 14,801,133
Total Investments — 100.6% (identified cost $502,082,917)		$505,159,612
Less Unfunded Loan Commitments — (0.0)%†		$ (217,890)
Net Investments — 100.6% (identified cost $501,865,027)		$504,941,722
Other Assets, Less Liabilities — (0.6)%		$ (3,042,888)
Net Assets — 100.0%		$501,898,834
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $272,553,900 or 54.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	When-issued security.
(4)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(6)	Non-income producing security.
(7)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(9)	Restricted security.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $45,367,758 or 9.0% of the Fund's net assets.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.

20
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $217,747. See Note 1G for description.
(18)	Fixed-rate loan.
(19)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of October 31, 2025.
(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	221,595	EUR	187,668	Deutsche Bank AG	12/31/25	$ 4,578	$ —
USD	220,076	EUR	186,665	Deutsche Bank AG	12/31/25	4,219	—
USD	184,615	EUR	156,390	State Street Bank and Trust Company	12/31/25	3,767	—
USD	56,969,156	EUR	48,897,667	Goldman Sachs International	1/30/26	336,154	—
USD	2,317,389	EUR	1,987,934	Goldman Sachs International	1/30/26	14,974	—
USD	1,579,876	GBP	1,197,938	Citibank, N.A.	1/30/26	6,126	—
USD	14,409,871	GBP	10,892,317	Goldman Sachs International	1/30/26	100,466	—
						$470,284	$—
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(141)	Short	12/19/25	$(15,886,734)	$ (92,710)
U.S. Long Treasury Bond	(53)	Short	12/19/25	(6,217,563)	(183,497)
					$(276,207)
21
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$1,500	5.50% (pays monthly)	5.46%	10/10/29	$ 6,977	$ —	$ 6,977
U.S. Single Family Rental	Goldman Sachs International	1,011	7.85% (pays monthly)	7.68	3/15/28	16,809	1,193	18,002
Total		$2,511				$23,786	$1,193	$24,979
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,511,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
22
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $489,319,523)	$492,396,218
Affiliated investments, at value (identified cost $12,545,504)	12,545,504
Cash	266,508
Deposits for derivatives collateral:
Futures contracts	475,812
OTC derivatives - forward foreign currency exchange contracts	340,000
Foreign currency, at value (identified cost $406,502)	402,193
Interest receivable	5,103,442
Dividends receivable from affiliated investments	66,458
Receivable for investments sold	2,489,753
Receivable for Fund shares sold	964,801
Receivable for variation margin on open futures contracts	19,304
Receivable for open forward foreign currency exchange contracts	470,284
Receivable for open swap contracts	24,979
Tax reclaims receivable	33,517
Trustees' deferred compensation plan	63,899
Total assets	$515,662,672
Liabilities
Cash collateral due to brokers	$340,000
Payable for investments purchased	9,009,866
Payable for when-issued securities	3,407,530
Payable for Fund shares redeemed	383,819
Upfront receipts on open OTC swap contracts	1,193
Distributions payable	81,815
Payable to affiliates:
Investment adviser and administration fee	234,578
Distribution and service fees	9,369
Sub-transfer agency fee	2,518
Trustees' fees	2,765
Trustees' deferred compensation plan	63,899
Accrued expenses	226,486
Total liabilities	$13,763,838
Net Assets	$501,898,834
Sources of Net Assets
Paid-in capital	$743,513,610
Accumulated loss	(241,614,776)
Net Assets	$501,898,834
Class A Shares
Net Assets	$34,294,813
Shares Outstanding	3,479,187
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.86
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.19
Class C Shares
Net Assets	$2,252,732
Shares Outstanding	228,341
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.87
23
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class I Shares
Net Assets	$139,190,813
Shares Outstanding	14,084,083
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.88
Class R6 Shares
Net Assets	$326,160,476
Shares Outstanding	33,015,129
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.88
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
24
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $9,051)	$94,881
Dividend income from affiliated investments	510,431
Interest income	36,354,880
Other income	246,881
Total investment income	$37,207,073
Expenses
Investment adviser and administration fee	$2,754,049
Distribution and service fees:
Class A	89,125
Class C	27,085
Trustees’ fees and expenses	32,635
Custodian fee	288,616
Transfer and dividend disbursing agent fees	103,948
Legal and accounting services	157,798
Printing and postage	7,382
Registration fees	54,470
Miscellaneous	57,101
Total expenses	$3,572,209
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$17,095
Total expense reductions	$17,095
Net expenses	$3,555,114
Net investment income	$33,651,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$49,574
Written swaptions	20,189
Futures contracts	(85,206)
Swap contracts	56,271
Foreign currency transactions	(187,717)
Forward foreign currency exchange contracts	(2,669,780)
Net realized loss	$(2,816,669)
Change in unrealized appreciation (depreciation):
Investments	$769,706
Futures contracts	(363,676)
Swap contracts	23,006
Foreign currency	29,216
Forward foreign currency exchange contracts	709,723
Net change in unrealized appreciation (depreciation)	$1,167,975
Net realized and unrealized loss	$(1,648,694)
Net increase in net assets from operations	$32,003,265
25
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$33,651,959	$36,726,536
Net realized loss	(2,816,669)	(5,548,059)
Net change in unrealized appreciation (depreciation)	1,167,975	27,700,627
Net increase in net assets from operations	$32,003,265	$58,879,104
Distributions to shareholders:
Class A	$(2,387,940)	$(2,979,520)
Class C	(161,058)	(222,503)
Class I	(11,267,613)	(14,516,489)
Class R6	(20,965,802)	(21,117,665)
Total distributions to shareholders	$(34,782,413)	$(38,836,177)
Transactions in shares of beneficial interest:
Class A	$(3,714,403)	$(4,232,004)
Class C	(648,732)	(1,109,606)
Class I	(49,990,140)	1,814,765
Class R6	31,121,507	38,342,336
Net increase (decrease) in net assets from Fund share transactions	$(23,231,768)	$34,815,491
Net increase (decrease) in net assets	$(26,010,916)	$54,858,418
Net Assets
At beginning of year	$527,909,750	$473,051,332
At end of year	$501,898,834	$527,909,750
26
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.90	$9.50	$9.40	$10.68	$10.21
Income (Loss) From Operations
Net investment income(1)	$0.64	$0.69	$0.64	$0.47	$0.39
Net realized and unrealized gain (loss)	(0.02)	0.44	0.11	(1.29)	0.49
Total income (loss) from operations	$0.62	$1.13	$0.75	$(0.82)	$0.88
Less Distributions
From net investment income	$(0.66)	$(0.73)	$(0.65)	$(0.46)	$(0.41)
Total distributions	$(0.66)	$(0.73)	$(0.65)	$(0.46)	$(0.41)
Net asset value — End of year	$9.86	$9.90	$9.50	$9.40	$10.68
Total Return(2)	6.47%	12.23%	8.13%	(7.80)%	8.73%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$34,295	$38,182	$40,738	$44,921	$61,518
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.96%	0.96%	0.96%	0.97%	0.96%
Net expenses	0.96%(4)	0.95%(4)	0.95%(4)	0.97%(4)	0.96%
Net investment income	6.47%	7.03%	6.63%	4.66%	3.70%
Portfolio Turnover	58%	43%	54%	80%	76%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
27
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.91	$9.51	$9.41	$10.69	$10.22
Income (Loss) From Operations
Net investment income(1)	$0.56	$0.62	$0.56	$0.35	$0.31
Net realized and unrealized gain (loss)	(0.01)	0.44	0.12	(1.24)	0.49
Total income (loss) from operations	$0.55	$1.06	$0.68	$(0.89)	$0.80
Less Distributions
From net investment income	$(0.59)	$(0.66)	$(0.58)	$(0.39)	$(0.33)
Total distributions	$(0.59)	$(0.66)	$(0.58)	$(0.39)	$(0.33)
Net asset value — End of year	$9.87	$9.91	$9.51	$9.41	$10.69
Total Return(2)	5.68%	11.39%	7.32%	(8.48)%	7.92%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,253	$2,913	$3,870	$8,267	$23,956
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.71%	1.71%	1.72%	1.72%	1.71%
Net expenses	1.71%(4)	1.70%(4)	1.71%(4)	1.72%(4)	1.71%
Net investment income	5.73%	6.29%	5.82%	3.47%	2.95%
Portfolio Turnover	58%	43%	54%	80%	76%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
28
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.93	$9.53	$9.43	$10.71	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.66	$0.72	$0.66	$0.46	$0.42
Net realized and unrealized gain (loss)	(0.02)	0.44	0.12	(1.25)	0.49
Total income (loss) from operations	$0.64	$1.16	$0.78	$(0.79)	$0.91
Less Distributions
From net investment income	$(0.69)	$(0.76)	$(0.68)	$(0.49)	$(0.44)
Total distributions	$(0.69)	$(0.76)	$(0.68)	$(0.49)	$(0.44)
Net asset value — End of year	$9.88	$9.93	$9.53	$9.43	$10.71
Total Return(2)	6.63%	12.49%	8.40%	(7.53)%	8.99%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$139,191	$190,058	$180,663	$205,778	$345,990
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.71%	0.71%	0.71%	0.72%	0.71%
Net expenses	0.71%(4)	0.70%(4)	0.70%(4)	0.72%(4)	0.71%
Net investment income	6.73%	7.27%	6.88%	4.56%	3.93%
Portfolio Turnover	58%	43%	54%	80%	76%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
29
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.93	$9.52	$9.42	$10.71	$10.23
Income (Loss) From Operations
Net investment income(1)	$0.67	$0.72	$0.67	$0.48	$0.42
Net realized and unrealized gain (loss)	(0.03)	0.45	0.11	(1.28)	0.51
Total income (loss) from operations	$0.64	$1.17	$0.78	$(0.80)	$0.93
Less Distributions
From net investment income	$(0.69)	$(0.76)	$(0.68)	$(0.49)	$(0.45)
Total distributions	$(0.69)	$(0.76)	$(0.68)	$(0.49)	$(0.45)
Net asset value — End of year	$9.88	$9.93	$9.52	$9.42	$10.71
Total Return(2)	6.67%	12.66%	8.44%	(7.58)%	9.13%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$326,160	$296,757	$247,781	$143,633	$42,319
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.67%	0.67%	0.66%	0.66%	0.65%
Net expenses	0.67%(4)	0.66%(4)	0.65%(4)	0.66%(4)	0.65%
Net investment income	6.76%	7.30%	6.97%	4.90%	3.90%
Portfolio Turnover	58%	43%	54%	80%	76%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
30
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Multi-Asset Credit Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
31

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the
32

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
L  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (CCP) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 9 and 12. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
M  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
N  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
O  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
33

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (if any) are made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$34,782,413	$38,836,177
During the year ended October 31, 2025, accumulated loss was increased by $138,919 and paid-in capital was increased by $138,919 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,730,618
Deferred capital losses	(243,512,780)
Net unrealized appreciation	249,201
Distributions payable	(81,815)
Accumulated loss	$(241,614,776)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $243,512,780 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $3,905,431 are short-term and $239,607,349 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$504,697,042
Gross unrealized appreciation	$8,540,385
Gross unrealized depreciation	(8,283,828)
Net unrealized appreciation	$256,557
34

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.530%
$2.5 billion but less than $5 billion	0.510%
$5 billion and over	0.500%
For the year ended October 31, 2025, the investment adviser and administration fee amounted to $2,754,049 or 0.55% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser and administration fee paid was reduced by $17,095 relating to the Fund's investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $8,681 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $295 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $282,440,243 and $311,675,636, respectively, for the year ended October 31, 2025.
5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $89,125 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $20,314 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $6,771 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
35

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	249,293	$ 2,455,431	258,904	$ 2,549,494
Issued to shareholders electing to receive payments of distributions in Fund shares	208,001	2,051,375	261,406	2,572,387
Redemptions	(833,394)	(8,221,209)	(951,993)	(9,353,885)
Net decrease	(376,100)	$(3,714,403)	(431,683)	$(4,232,004)
Class C
Sales	55,890	$ 552,351	37,877	$ 373,128
Issued to shareholders electing to receive payments of distributions in Fund shares	16,019	158,122	22,186	218,418
Redemptions	(137,429)	(1,359,205)	(173,131)	(1,701,152)
Net decrease	(65,520)	$ (648,732)	(113,068)	$(1,109,606)
Class I
Sales	2,582,342	$25,564,664	2,624,135	$25,855,168
Issued to shareholders electing to receive payments of distributions in Fund shares	1,104,271	10,920,399	1,428,292	14,094,276
Redemptions	(8,743,176)	(86,475,203)	(3,874,153)	(38,134,679)
Net increase (decrease)	(5,056,563)	$(49,990,140)	178,274	$ 1,814,765
Class R6
Sales	5,205,635	$51,462,103	3,841,075	$37,984,472
Issued to shareholders electing to receive payments of distributions in Fund shares	2,071,027	20,469,261	2,088,257	20,608,610
Redemptions	(4,158,406)	(40,809,857)	(2,049,974)	(20,250,746)
Net increase	3,118,256	$31,121,507	3,879,358	$38,342,336
At October 31, 2025, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 14.4% of the value of the outstanding shares of the Fund.
36

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

8  Restricted Securities
At October 31, 2025, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	17,982	$126,953	$296,703
Total Restricted Securities			$126,953	$296,703
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund entered into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund entered into U.S. Treasury futures contracts to change the effective duration of its portfolio.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At October 31, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Fund invests (except for written swaptions as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or
37

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Receivable for open forward foreign currency exchange contracts	$ —	$470,284	$ —	$470,284
Receivable for open swap contracts; Upfront receipts on open OTC swap contracts	23,786	—	—	23,786
Total Asset Derivatives subject to master netting or similar agreements	$23,786	$470,284	$ —	$494,070
Accumulated loss(1)	$ —	$ —	$(276,207)	$(276,207)
Total Liability Derivatives not subject to master netting or similar agreements	$ —	$ —	$(276,207)	$(276,207)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$6,126	$ —	$ —	$(6,126)	$ —
Deutsche Bank AG	8,797	—	—	—	8,797
Goldman Sachs International	475,380	—	—	—	475,380
State Street Bank and Trust Company	3,767	—	—	—	3,767
	$494,070	$—	$—	$(6,126)	$487,944
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
38

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(167,189)	$ —	$ —	$(167,189)
Written swaptions	20,189	—	—	20,189
Futures contracts	—	—	(85,206)	(85,206)
Swap contracts	56,271	—	—	56,271
Forward foreign currency exchange contracts	—	(2,669,780)	—	(2,669,780)
Total	$(90,729)	$(2,669,780)	$(85,206)	$(2,845,715)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$(363,676)	$(363,676)
Swap contracts	23,006	—	—	23,006
Forward foreign currency exchange contracts	—	709,723	—	709,723
Total	$23,006	$709,723	$(363,676)	$369,053
(1)	Relates to purchased swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Purchased Swaptions	Written Swaptions	Swap Contracts
$12,489,000	$87,741,000	$3,235,000	$3,235,000	$874,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to its line of credit during the year ended October 31, 2025.
39

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

11  Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $12,545,504, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$13,381,467	$281,877,807	$(282,713,770)	$ —	$ —	$12,545,504	$510,431	12,545,504
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 48,014,610	$ —	$ 48,014,610
Collateralized Mortgage Obligations	—	43,615,542	—	43,615,542
Commercial Mortgage-Backed Securities	—	18,470,359	—	18,470,359
Common Stocks	63,614	549,223	1,937,412	2,550,249
Convertible Bonds	—	1,501,125	—	1,501,125
Corporate Bonds	—	223,764,788	—	223,764,788
Preferred Stocks	—	87,455	—	87,455
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	152,119,661	—	152,119,661
Miscellaneous	—	16,800	0	16,800
Short-Term Investments:
Affiliated Fund	12,545,504	—	—	12,545,504
U.S. Treasury Obligations	—	2,255,629	—	2,255,629
Total Investments	$12,609,118	$490,395,192	$1,937,412	$504,941,722
Forward Foreign Currency Exchange Contracts	$ —	$ 470,284	$ —	$ 470,284
Swap Contracts	—	23,786	—	23,786
Total	$12,609,118	$490,889,262	$1,937,412	$505,435,792
40

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Notes to Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (276,207)	$ —	$ —	$ (276,207)
Total	$ (276,207)	$ —	$ —	$ (276,207)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
13  Risks and Uncertainties
Credit Risk
Investments in debt obligations rated below investment grade and comparable unrated securities, including loans, have greater credit risk than investment grade securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs.
41

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Multi-Asset Credit Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Multi-Asset Credit Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
42

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $59,816, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 63.21% of distributions from net investment income as a 163(j) interest dividend.
43

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
44

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
45

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Multi-Asset Credit Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contracts Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement. The Board also considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors relevant to investing in credit-related investments, including fixed income, variable-rate, and floating-rate debt investments as well as derivatives that provide exposure to such investments. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings
46

Eaton Vance
Multi-Asset Credit Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account. The Board also considered that the management fees paid by the Fund are for services that are in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
47

This Page Intentionally Left Blank

EAAMX-NCSR    10.31.25

Eaton Vance
Short Duration High Income Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Short Duration High Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Portfolio of Investments

Common Stocks — 0.2%
Security	Shares	Value
Healthcare — 0.0%†
Mallinckrodt PLC(1)	32	$ 3,296
		$ 3,296
Paper — 0.2%
Enviva LLC(1)(2)	8,688	$ 143,352
		$ 143,352
Total Common Stocks (identified cost $55,025)		$ 146,648

Convertible Bonds — 1.0%
Security	Principal Amount* (000's omitted)		Value
Homebuilders & Real Estate — 0.5%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		425	$ 408,814
			$ 408,814
Super Retail — 0.5%
Delivery Hero SE, 1.50%, 1/15/28(3)	EUR	400	$ 433,398
			$ 433,398
Total Convertible Bonds (identified cost $796,925)			$ 842,212

Corporate Bonds — 83.6%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.6%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(4)	510	$ 526,934
Bombardier, Inc., 7.875%, 4/15/27(4)	73	73,290
Moog, Inc., 4.25%, 12/15/27(4)	750	743,996
Science Applications International Corp., 4.875%, 4/1/28(4)	500	496,490
TransDigm, Inc.:
4.625%, 1/15/29	1,085	1,068,018
6.375%, 3/1/29(4)	100	102,843
		$ 3,011,571
Air Transportation — 1.5%
Air Canada, 3.875%, 8/15/26(4)	150	$ 148,942
Security	Principal Amount* (000's omitted)	Value
Air Transportation (continued)
Air Canada Pass-Through Trust, 10.50%, 7/15/26(4)	250	$ 258,893
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.875%, 5/1/27(4)	300	304,630
9.50%, 6/1/28(4)	516	536,983
		$ 1,249,448
Automotive & Auto Parts — 1.4%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	824	$ 835,440
Champions Financing, Inc., 8.75%, 2/15/29(4)	98	95,098
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	338	202,460
		$ 1,132,998
Broadcasting — 1.6%
Playtika Holding Corp., 4.25%, 3/15/29(4)	181	$ 163,641
Sirius XM Radio LLC, 5.00%, 8/1/27(4)	750	748,788
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(4)	420	396,375
		$ 1,308,804
Building Materials — 2.2%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(4)	300	$ 299,483
CP Atlas Buyer, Inc., 9.75%, 7/15/30(4)	410	428,066
James Hardie International Finance DAC, 5.00%, 1/15/28(4)	400	398,308
Park River Holdings, Inc., 8.75%, 12/31/30(4)	41	40,988
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)	412	410,955
White Cap Supply Holdings LLC, 7.375%, 11/15/30(4)(5)	213	215,600
		$ 1,793,400
Cable & Satellite TV — 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(4)	980	$ 970,777
5.125%, 5/1/27(4)	665	661,582
5.50%, 5/1/26(4)	577	576,668
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(4)	597	597,401
DISH Network Corp., 11.75%, 11/15/27(4)	1,000	1,053,408
Versant Media Group, Inc., 7.25%, 1/30/31(4)	130	132,594
		$ 3,992,430
Capital Goods — 1.8%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(6)	480	$ 498,553

1
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
EnerSys, 4.375%, 12/15/27(4)		600	$ 592,890
ESAB Corp., 6.25%, 4/15/29(4)		369	378,083
			$ 1,469,526
Chemicals — 2.6%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27(4)		400	$ 399,302
Celanese U.S. Holdings LLC:
6.665%, 7/15/27		509	522,828
6.85%, 11/15/28		250	259,116
Compass Minerals International, Inc.:
6.75%, 12/1/27(4)		55	55,321
8.00%, 7/1/30(4)		193	201,004
SNF Group SACA, 3.125%, 3/15/27(4)		500	488,414
WR Grace Holdings LLC, 4.875%, 6/15/27(4)		198	196,459
			$ 2,122,444
Consumer Products — 1.4%
Energizer Holdings, Inc., 4.75%, 6/15/28(4)		400	$ 393,960
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		940	764,925
			$ 1,158,885
Containers — 2.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(3)	EUR	100	$ 107,757
4.00%, 9/1/29(4)		278	259,407
Canpack SA/Canpack U.S. LLC, 3.125%, 11/1/25(4)		400	400,000
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(4)		200	200,581
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		339	337,051
Sealed Air Corp., 4.00%, 12/1/27(4)		298	293,873
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(4)		250	234,642
			$ 1,833,311
Diversified Financial Services — 4.2%
Azorra Finance Ltd., 7.25%, 1/15/31(4)		174	$ 182,433
Block, Inc., 5.625%, 8/15/30(4)		180	182,832
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)		500	530,727
Hightower Holding LLC, 6.75%, 4/15/29(4)		1,033	1,039,770
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26		133	133,198
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)		351	370,072
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(4)	542	$ 532,402
Terraform Global Operating LP, 6.125%, 3/1/26(4)	280	278,403
UWM Holdings LLC, 6.25%, 3/15/31(4)	206	205,758
		$ 3,455,595
Diversified Media — 1.8%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	200	$ 195,580
6.125%, 12/1/28(4)	200	195,241
Cars.com, Inc., 6.375%, 11/1/28(4)	390	388,751
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(4)	450	472,159
Stagwell Global LLC, 5.625%, 8/15/29(4)	211	201,244
		$ 1,452,975
Energy — 5.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	425	$ 441,290
EQT Corp., 7.50%, 6/1/27	500	508,592
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	500	503,439
Global Partners LP/GLP Finance Corp., 6.875%, 1/15/29	400	405,156
Hess Midstream Operations LP, 5.875%, 3/1/28(4)	781	797,584
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(4)	237	242,772
Sunoco LP, 7.00%, 5/1/29(4)	500	521,593
Venture Global LNG, Inc., 8.125%, 6/1/28(4)	800	824,600
VoltaGrid LLC, 7.375%, 11/1/30(4)(5)	255	259,508
WBI Operating LLC, 6.25%, 10/15/30(4)	145	144,963
		$ 4,649,497
Entertainment & Film — 1.0%
Cinemark USA, Inc., 5.25%, 7/15/28(4)	444	$ 442,256
Live Nation Entertainment, Inc., 3.75%, 1/15/28(4)	400	391,297
		$ 833,553
Environmental — 0.9%
GFL Environmental, Inc., 4.00%, 8/1/28(4)	761	$ 745,002
		$ 745,002
Food & Drug Retail — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/26(4)	500	$ 499,616
4.625%, 1/15/27(4)	500	499,484

2
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Food & Drug Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC: (continued)
5.875%, 2/15/28(4)	400	$ 400,924
Murphy Oil USA, Inc., 5.625%, 5/1/27	400	400,381
		$ 1,800,405
Food, Beverage & Tobacco — 2.7%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(4)	699	$ 741,701
Darling Ingredients, Inc., 5.25%, 4/15/27(4)	600	599,722
Performance Food Group, Inc., 5.50%, 10/15/27(4)	400	400,466
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	224	224,586
U.S. Foods, Inc., 6.875%, 9/15/28(4)	230	237,493
		$ 2,203,968
Gaming — 4.0%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	200	$ 207,605
Brightstar Lottery PLC:
5.25%, 1/15/29(4)	200	199,624
6.25%, 1/15/27(4)	225	227,369
Caesars Entertainment, Inc.:
4.625%, 10/15/29(4)	175	164,755
7.00%, 2/15/30(4)	240	247,090
Churchill Downs, Inc., 5.50%, 4/1/27(4)	700	700,186
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(4)	325	318,047
MGM Resorts International, 4.625%, 9/1/26	352	351,707
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)	200	207,752
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(4)	170	171,492
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)	500	501,239
		$ 3,296,866
Healthcare — 4.2%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)	357	$ 376,994
IQVIA, Inc., 5.00%, 10/15/26(4)	500	499,584
Medline Borrower LP, 5.25%, 10/1/29(4)	419	417,680
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)	140	141,595
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	265	286,053
Tenet Healthcare Corp.:
4.625%, 6/15/28	345	343,842
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Tenet Healthcare Corp.: (continued)
6.25%, 2/1/27	630	$ 631,467
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	393	387,203
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	354	360,924
		$ 3,445,342
Homebuilders & Real Estate — 7.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(4)	400	$ 377,594
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(4)	350	337,136
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(4)	454	457,933
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(4)	500	485,117
Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29(4)	430	416,598
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(4)	74	73,290
Iron Mountain, Inc., 5.25%, 3/15/28(4)	329	329,057
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(4)	400	408,971
LGI Homes, Inc., 4.00%, 7/15/29(4)	500	449,486
Mattamy Group Corp., 5.25%, 12/15/27(4)	600	598,097
New Home Co., Inc.:
8.50%, 11/1/30(4)	161	166,807
9.25%, 10/1/29(4)	283	297,155
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(4)	750	747,518
RLJ Lodging Trust LP, 3.75%, 7/1/26(4)	675	670,274
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)	500	507,660
		$ 6,322,693
Insurance — 1.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)	1,019	$ 1,023,563
AmWINS Group, Inc., 4.875%, 6/30/29(4)	400	386,675
		$ 1,410,238
Leisure — 2.5%
Motion Bondco DAC, 6.625%, 11/15/27(4)	400	$ 387,409
Royal Caribbean Cruises Ltd.:
5.375%, 7/15/27(4)	601	605,957
5.50%, 8/31/26(4)	466	467,403
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	650	645,043
		$ 2,105,812

3
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Metals & Mining — 1.3%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	357	$ 397,222
Constellium SE, 3.75%, 4/15/29(4)	270	257,992
Hudbay Minerals, Inc., 4.50%, 4/1/26(4)	400	399,244
		$ 1,054,458
Publishing & Printing — 0.6%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(4)	504	$ 503,351
		$ 503,351
Restaurant — 0.8%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/28(4)	654	$ 642,881
		$ 642,881
Services — 3.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	550	$ 551,012
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(4)	315	308,220
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(4)	200	196,025
4.625%, 6/1/28(4)	500	489,714
Korn Ferry, 4.625%, 12/15/27(4)	664	659,233
RB Global Holdings, Inc., 6.75%, 3/15/28(4)	250	255,576
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	502	505,597
WESCO Distribution, Inc., 6.375%, 3/15/29(4)	131	135,509
		$ 3,100,886
Steel — 1.4%
Allegheny Ludlum LLC, 6.95%, 12/15/25	515	$ 518,679
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(4)	350	350,837
TMS International Corp., 6.25%, 4/15/29(4)	258	253,542
		$ 1,123,058
Super Retail — 3.3%
Asbury Automotive Group, Inc., 4.50%, 3/1/28	360	$ 357,308
Bath & Body Works, Inc., 5.25%, 2/1/28	200	201,523
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	500	533,547
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(4)	200	192,701
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	400	388,365
Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	450	$ 442,925
Lithia Motors, Inc., 3.875%, 6/1/29(4)	600	573,478
		$ 2,689,847
Technology — 3.3%
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)	500	$ 504,087
9.00%, 9/30/29(4)	250	258,799
Dye & Durham Ltd., 8.625%, 4/15/29(4)	350	331,765
Entegris, Inc., 4.375%, 4/15/28(4)	350	345,537
Fair Isaac Corp., 5.25%, 5/15/26(4)	330	330,733
Gen Digital, Inc., 6.75%, 9/30/27(4)	500	508,164
Open Text Corp., 3.875%, 2/15/28(4)	298	290,597
WULF Compute LLC, 7.75%, 10/15/30(4)	148	153,854
		$ 2,723,536
Telecommunications — 1.5%
EchoStar Corp., 10.75%, 11/30/29	461	$ 507,596
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	460	427,902
Zegona Finance PLC, 8.625%, 7/15/29(4)	319	339,888
		$ 1,275,386
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)	300	$ 289,173
		$ 289,173
Utility — 5.9%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(4)	400	$ 387,561
Calpine Corp., 5.125%, 3/15/28(4)	250	250,129
Clearway Energy Operating LLC, 4.75%, 3/15/28(4)	500	497,513
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	217	207,556
NRG Energy, Inc.:
5.75%, 1/15/28	800	803,339
10.25% to 3/15/28(4)(7)(8)	437	480,878
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	350	341,477
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875%, 3/1/27	400	400,142
TerraForm Power Operating LLC, 5.00%, 1/31/28(4)	500	498,466
Vistra Operations Co. LLC:
5.00%, 7/31/27(4)	257	257,300
5.625%, 2/15/27(4)	346	346,329

4
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(4)	250	$ 245,051
8.375%, 1/15/31(4)	120	125,634
		$ 4,841,375
Total Corporate Bonds (identified cost $68,267,522)		$69,038,714

Senior Floating-Rate Loans — 10.4%(9)
Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.3%
Clarios Global LP, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$199	$ 198,811
Crash Champions LLC, Term Loan, 2/23/29(10)	89	82,563
		$ 281,374
Building Materials — 0.4%
Park River Holdings, Inc., Term Loan, 3/15/31(10)	$350	$ 351,750
		$ 351,750
Cable & Satellite TV — 0.2%
E.W. Scripps Co.:
Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	$98	$ 95,638
Term Loan, 9.897%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	74	74,991
		$ 170,629
Capital Goods — 0.9%
EMRLD Borrower LP, Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	$715	$ 714,366
		$ 714,366
Food, Beverage & Tobacco — 0.4%
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	$347	$ 348,671
		$ 348,671
Gaming — 0.5%
Peninsula Pacific Entertainment LLC:
Term Loan, 8.735%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	$166	$ 166,283
Borrower/Description	Principal Amount (000's omitted)	Value
Gaming (continued)
Peninsula Pacific Entertainment LLC: (continued)
Term Loan, 10/1/32(11)	$39	$ 38,973
Spectacle Gary Holdings LLC, Term Loan, 8.402%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	237	231,505
		$ 436,761
Healthcare — 2.6%
athenahealth Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	$892	$ 889,061
Bausch & Lomb Corp., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 1/15/31	334	336,669
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	469	466,776
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	197	196,269
LifePoint Health, Inc., Term Loan, 7.655% - 7.782%, (1 mo. USD Term SOFR + 3.75, 3 mo. USD Term SOFR + 3.75%), 5/19/31	123	122,927
Team Health Holdings, Inc., Term Loan, 8.34%, (3 mo. USD Term SOFR + 4.50%), 6/30/28	125	125,068
		$ 2,136,770
Insurance — 0.6%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	$463	$ 470,974
		$ 470,974
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.465%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	$348	$ 352,524
		$ 352,524
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	$397	$ 398,000
		$ 398,000
Services — 1.0%
LBM Acquisition LLC, Term Loan, 6/6/31(10)	$621	$ 601,749
Specialty Building Products Holdings LLC, Term Loan, 10/15/28(10)	190	182,702
		$ 784,451
Super Retail — 2.6%
Evergreen Acqco 1 LP, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	$306	$ 306,650

5
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Super Retail (continued)
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	$218	$ 219,068
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	852	855,161
Petco Health & Wellness Co., Inc., Term Loan, 7.513%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	251	248,095
PetSmart, Inc., Term Loan, 8.031%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	549	541,854
		$ 2,170,828
Total Senior Floating-Rate Loans (identified cost $8,572,121)		$ 8,617,098

Miscellaneous — 0.0%
Security	Principal Amount	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(12)	$260,000	$ 0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(12)	$273,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 4.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(13)	3,890,537	$ 3,890,537
Total Short-Term Investments (identified cost $3,890,537)		$ 3,890,537
Total Investments — 99.9% (identified cost $81,582,130)		$82,535,209
Less Unfunded Loan Commitments — (0.0)%†		$ (38,924)
Net Investments — 99.9% (identified cost $81,543,206)		$82,496,285
Other Assets, Less Liabilities — 0.1%		$ 90,585
Net Assets — 100.0%		$82,586,870
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security (see Note 7).
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $541,155 or 0.7% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $60,290,372 or 73.0% of the Fund's net assets.
(5)	When-issued security.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

6
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Portfolio of Investments — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $38,973. See Note 1G for description.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of October 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	544,559	EUR	467,405	Goldman Sachs International	1/30/26	$3,213	$ —
						$3,213	$—
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
7
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $77,652,669)	$78,605,748
Affiliated investments, at value (identified cost $3,890,537)	3,890,537
Cash	5,314
Foreign currency, at value (identified cost $818)	817
Interest receivable	1,123,927
Dividends receivable from affiliated investments	12,007
Receivable for investments sold	649,139
Receivable for Fund shares sold	318,368
Receivable for open forward foreign currency exchange contracts	3,213
Tax reclaims receivable	1,452
Receivable from affiliates	34,242
Trustees' deferred compensation plan	21,774
Total assets	$84,666,538
Liabilities
Payable for investments purchased	$1,227,143
Payable for when-issued securities	469,120
Payable for Fund shares redeemed	187,599
Distributions payable	3,859
Payable to affiliates:
Investment adviser and administration fee	37,808
Distribution and service fees	1,787
Sub-transfer agency fee	638
Trustees' fees	506
Trustees' deferred compensation plan	21,774
Accrued expenses	129,434
Total liabilities	$2,079,668
Net Assets	$82,586,870
Sources of Net Assets
Paid-in capital	$86,512,007
Accumulated loss	(3,925,137)
Net Assets	$82,586,870
Class A Shares
Net Assets	$8,401,526
Shares Outstanding	935,856
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.98
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.28
Class I Shares
Net Assets	$74,185,344
Shares Outstanding	8,254,760
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.99
On sales of $100,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income	$114,133
Dividend income from affiliated investments	99,284
Interest income	5,464,677
Other income	16,560
Total investment income	$5,694,654
Expenses
Investment adviser and administration fee	$459,229
Distribution and service fees:
Class A	20,882
Trustees’ fees and expenses	5,907
Custodian fee	44,863
Transfer and dividend disbursing agent fees	50,769
Legal and accounting services	75,844
Printing and postage	7,309
Registration fees	40,667
Miscellaneous	36,986
Total expenses	$742,456
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$180,992
Total expense reductions	$180,992
Net expenses	$561,464
Net investment income	$5,133,190
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(3,075)
Foreign currency transactions	(1,619)
Forward foreign currency exchange contracts	(36,003)
Net realized loss	$(40,697)
Change in unrealized appreciation (depreciation):
Investments	$199,020
Foreign currency	(1)
Forward foreign currency exchange contracts	6,104
Net change in unrealized appreciation (depreciation)	$205,123
Net realized and unrealized gain	$164,426
Net increase in net assets from operations	$5,297,616
9
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,133,190	$5,529,517
Net realized loss	(40,697)	(200,667)
Net change in unrealized appreciation (depreciation)	205,123	2,496,096
Net increase in net assets from operations	$5,297,616	$7,824,946
Distributions to shareholders:
Class A	$(501,603)	$(613,378)
Class I	(4,705,207)	(4,986,875)
Total distributions to shareholders	$(5,206,810)	$(5,600,253)
Transactions in shares of beneficial interest:
Class A	$474,531	$(4,028,809)
Class I	(3,629,010)	9,854,347
Net increase (decrease) in net assets from Fund share transactions	$(3,154,479)	$5,825,538
Net increase (decrease) in net assets	$(3,063,673)	$8,050,231
Net Assets
At beginning of year	$85,650,543	$77,600,312
At end of year	$82,586,870	$85,650,543
10
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.96	$8.72	$8.75	$9.50	$9.12
Income (Loss) From Operations
Net investment income(1)	$0.53	$0.56	$0.51	$0.35	$0.36
Net realized and unrealized gain (loss)	0.03	0.25	(0.00)(2)	(0.73)	0.40
Total income (loss) from operations	$0.56	$0.81	$0.51	$(0.38)	$0.76
Less Distributions
From net investment income	$(0.54)	$(0.57)	$(0.54)	$(0.37)	$(0.38)
Total distributions	$(0.54)	$(0.57)	$(0.54)	$(0.37)	$(0.38)
Net asset value — End of year	$8.98	$8.96	$8.72	$8.75	$9.50
Total Return(3)	6.41%	9.53%	5.96%	(4.00)%	8.39%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,402	$7,913	$11,664	$6,683	$7,059
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.11%	1.12%	1.14%	1.13%	1.20%
Net expenses	0.90%(5)	0.90%(5)	0.90%(5)	0.90%(5)	0.90%
Net investment income	5.92%	6.32%	5.84%	3.89%	3.76%
Portfolio Turnover	74%	77%	70%	96%	75%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
11
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.97	$8.73	$8.76	$9.51	$9.13
Income (Loss) From Operations
Net investment income(1)	$0.55	$0.59	$0.53	$0.38	$0.38
Net realized and unrealized gain (loss)	0.03	0.24	0.00(2)(3)	(0.73)	0.40
Total income (loss) from operations	$0.58	$0.83	$0.53	$(0.35)	$0.78
Less Distributions
From net investment income	$(0.56)	$(0.59)	$(0.56)	$(0.40)	$(0.40)
Total distributions	$(0.56)	$(0.59)	$(0.56)	$(0.40)	$(0.40)
Net asset value — End of year	$8.99	$8.97	$8.73	$8.76	$9.51
Total Return(4)	6.67%	9.80%	6.23%	(3.75)%	8.65%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,185	$77,737	$65,936	$69,325	$61,879
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.86%	0.87%	0.89%	0.88%	0.95%
Net expenses	0.65%(6)	0.65%(6)	0.65%(6)	0.65%(6)	0.65%
Net investment income	6.17%	6.57%	6.04%	4.18%	3.95%
Portfolio Turnover	74%	77%	70%	96%	75%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
12
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Short Duration High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
13

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Notes to Financial Statements — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest
14

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Notes to Financial Statements — continued

on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$5,206,810	$5,600,253
During the year ended October 31, 2025, accumulated loss was decreased by $37,676 and paid-in capital was decreased by $37,676 due to taxable overdistributions. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(4,783,479)
Net unrealized appreciation	862,201
Distributions payable	(3,859)
Accumulated loss	$(3,925,137)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $4,783,479 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $2,253,614 are short-term and $2,529,865 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$81,634,086
Gross unrealized appreciation	$1,139,039
Gross unrealized depreciation	(276,840)
Net unrealized appreciation	$862,199
15

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the year ended October 31, 2025, the Fund's investment adviser and administration fee amounted to $459,229 or 0.55% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser and administration fee paid was reduced by $3,440 relating to the Fund's investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $177,552 of the Fund’s operating expenses for the year ended October 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $2,262 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,280 as its portion of the sales charge on sales of Class A shares and no CDSCs paid by Class A shareholders for the year ended October 31, 2025. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $20,882 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $59,142,649 and $63,380,589, respectively, for the year ended October 31, 2025.
16

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Notes to Financial Statements — continued

6  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	309,475	$ 2,770,599	364,861	$ 3,244,905
Issued to shareholders electing to receive payments of distributions in Fund shares	55,561	497,494	67,948	605,675
Redemptions	(312,023)	(2,793,562)	(887,866)	(7,879,389)
Net increase (decrease)	53,013	$ 474,531	(455,057)	$(4,028,809)
Class I
Sales	2,640,884	$23,670,794	4,228,797	$37,685,703
Issued to shareholders electing to receive payments of distributions in Fund shares	519,573	4,656,087	550,755	4,918,107
Redemptions	(3,569,003)	(31,955,891)	(3,670,056)	(32,749,463)
Net increase (decrease)	(408,546)	$(3,629,010)	1,109,496	$ 9,854,347
7  Restricted Securities
At October 31, 2025, the Fund owned the following security (representing 0.2% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	8,688	$52,173	$143,352
Total Restricted Securities			$52,173	$143,352
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
17

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Notes to Financial Statements — continued

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At October 31, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Forward foreign currency exchange contracts	$3,213	$ —
Total Derivatives subject to master netting or similar agreements	$3,213	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Fund's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$3,213	$ —	$ —	$ —	$3,213
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
18

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(36,003)	$6,104
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was approximately $548,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
10  Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,890,537, which represents 4.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,266,298	$50,815,165	$(48,190,926)	$ —	$ —	$3,890,537	$99,284	3,890,537
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
19

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Notes to Financial Statements — continued

At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ —	$ 146,648	$ —	$ 146,648
Convertible Bonds	—	842,212	—	842,212
Corporate Bonds	—	69,038,714	—	69,038,714
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	8,578,174	—	8,578,174
Miscellaneous	—	—	0	0
Short-Term Investments	3,890,537	—	—	3,890,537
Total Investments	$3,890,537	$78,605,748	$0	$82,496,285
Forward Foreign Currency Exchange Contracts	$ —	$ 3,213	$ —	$ 3,213
Total	$3,890,537	$78,608,961	$0	$82,499,498
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
12  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
20

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Short Duration High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration High Income Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
 These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
21

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $40,991, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 82.99% of distributions from net investment income as a 163(j) interest dividend.
22

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
23

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
24

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration High Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board considered the abilities and experience of each Adviser’s investment professionals in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and consistent with the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
25

Eaton Vance
Short Duration High Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
26

ESHAX-NCSR    10.31.25

Eaton Vance
Emerging and Frontier Countries Equity Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Emerging and Frontier Countries Equity Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost $2,067,627,608)	$2,611,867,804
Receivable for Fund shares sold	3,176,912
Receivable from affiliates	1,007,140
Other assets	62,446
Total assets	$2,616,114,302
Liabilities
Payable for Fund shares redeemed	$1,478,990
Payable to affiliates:
Distribution and service fees	12,095
Sub-transfer agency fee	3,110
Trustees' fees	43
Payable for transfer and dividend disbursing agent fees	417,718
Accrued expenses	143,660
Total liabilities	$2,055,616
Net Assets	$2,614,058,686
Sources of Net Assets
Paid-in capital	$2,026,891,259
Distributable earnings	587,167,427
Net Assets	$2,614,058,686
Class A Shares
Net Assets	$59,437,476
Shares Outstanding	3,276,266
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.14
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.15
Class I Shares
Net Assets	$2,554,621,210
Shares Outstanding	139,386,343
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.33
On sales of $50,000 or more, the offering price of Class A shares is reduced.
1
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $4,386,734)	$53,050,745
Interest income allocated from Portfolio (net of foreign taxes withheld of $297)	4,758,035
Securities lending income allocated from Portfolio, net	23,891
Expenses allocated from Portfolio	(18,839,563)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	154,858
Total investment income from Portfolio	$39,147,966
Expenses
Distribution and service fees:
Class A	$86,878
Trustees’ fees and expenses	500
Custodian fee	65,439
Transfer and dividend disbursing agent fees	1,786,339
Legal and accounting services	115,404
Printing and postage	138,873
Registration fees	109,253
Miscellaneous	55,340
Total expenses	$2,358,026
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,226,557
Total expense reductions	$1,226,557
Net expenses	$1,131,469
Net investment income	$38,016,497
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,209,553)	$32,782,740
Futures contracts	(6,650,979)
Swap contracts	15,407,703
Foreign currency transactions	(896,596)
Forward foreign currency exchange contracts	(8,664,624)
Net realized gain	$31,978,244
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $1,522,257)	$422,394,563
Futures contracts	1,543,559
Swap contracts	8,482,880
Foreign currency	261,896
Forward foreign currency exchange contracts	(3,191,259)
Net change in unrealized appreciation (depreciation)	$429,491,639
Net realized and unrealized gain	$461,469,883
Net increase in net assets from operations	$499,486,380
2
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$38,016,497	$23,064,491
Net realized gain	31,978,244	8,825,043
Net change in unrealized appreciation (depreciation)	429,491,639	86,046,589
Net increase in net assets from operations	$499,486,380	$117,936,123
Distributions to shareholders:
Class A	$(420,061)	$(144,267)
Class I	(23,149,604)	(10,304,320)
Total distributions to shareholders	$(23,569,665)	$(10,448,587)
Transactions in shares of beneficial interest:
Class A	$33,416,648	$8,649,357
Class I	957,258,199	651,491,056
Net increase in net assets from Fund share transactions	$990,674,847	$660,140,413
Net increase in net assets	$1,466,591,562	$767,627,949
Net Assets
At beginning of year	$1,147,467,124	$379,839,175
At end of year	$2,614,058,686	$1,147,467,124
3
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.04	$11.53	$10.51	$12.99	$9.61
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.35	$0.26	$0.22	$0.07
Net realized and unrealized gain (loss)	4.07	2.39	1.35	(2.39)	3.31
Total income (loss) from operations	$4.37	$2.74	$1.61	$(2.17)	$3.38
Less Distributions
From net investment income	$(0.27)	$(0.23)	$(0.59)	$(0.09)	$—
From net realized gain	—	—	—	(0.22)	—
Total distributions	$(0.27)	$(0.23)	$(0.59)	$(0.31)	$—
Net asset value — End of year	$18.14	$14.04	$11.53	$10.51	$12.99
Total Return(2)	31.72%	23.89%	15.84%	(17.13)%	35.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,437	$16,546	$6,276	$2,340	$1,387
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.48%	1.51%	1.55%	1.65%	1.64%
Net expenses	1.40%(5)	1.40%(5)	1.40%(5)	1.56%(5)	1.64%
Net investment income	1.89%	2.55%	2.22%	1.90%	0.60%
Portfolio Turnover of the Portfolio	54%	65%	69%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.16	$11.62	$10.58	$13.08	$9.66
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.39	$0.27	$0.25	$0.11
Net realized and unrealized gain (loss)	4.10	2.40	1.37	(2.40)	3.32
Total income (loss) from operations	$4.46	$2.79	$1.64	$(2.15)	$3.43
Less Distributions
From net investment income	$(0.29)	$(0.25)	$(0.60)	$(0.13)	$(0.01)
From net realized gain	—	—	—	(0.22)	—
Total distributions	$(0.29)	$(0.25)	$(0.60)	$(0.35)	$(0.01)
Net asset value — End of year	$18.33	$14.16	$11.62	$10.58	$13.08
Total Return(2)	32.00%	24.24%	16.11%	(16.91)%	35.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,554,621	$1,130,921	$373,563	$181,423	$189,060
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.23%	1.26%	1.30%	1.40%	1.39%
Net expenses	1.15%(5)	1.15%(5)	1.15%(5)	1.31%(5)	1.39%
Net investment income	2.22%	2.79%	2.30%	2.12%	0.89%
Portfolio Turnover of the Portfolio	54%	65%	69%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at October 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
6

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$23,569,665	$10,448,587
During the year ended October 31, 2025, distributable earnings was decreased by $9,891,928 and paid-in capital was increased by $9,891,928 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 64,055,851
Undistributed long-term capital gains	30,641,436
Net unrealized appreciation	492,470,140
Distributable earnings	$587,167,427
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement,
EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
7

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Notes to Financial Statements — continued

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $1,226,557 of operating expenses for the year ended October 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $9,034 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,660 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $86,878 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $1,036,069,277 and $70,058,137, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	2,571,982	$ 40,825,539	911,627	$ 12,509,028
Issued to shareholders electing to receive payments of distributions in Fund shares	27,966	395,717	9,048	116,723
Redemptions	(502,493)	(7,804,608)	(286,118)	(3,976,394)
Net increase	2,097,455	$ 33,416,648	634,557	$ 8,649,357
8

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	88,840,990	$1,415,964,878	61,988,628	$851,751,201
Issued to shareholders electing to receive payments of distributions in Fund shares	1,623,284	23,148,031	792,954	10,300,468
Redemptions	(30,932,358)	(481,854,710)	(15,070,607)	(210,560,613)
Net increase	59,531,916	$ 957,258,199	47,710,975	$651,491,056
9

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Emerging and Frontier Countries Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
10

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit, capital gains dividends and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $30,673,288, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended October 31, 2025, the Fund paid foreign taxes of $5,205,482 and recognized foreign source income of $35,322,870.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $33,702,261 or, if subsequently determined to be different, the net capital gain of such year.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 8.06% of distributions from net investment income as a 163(j) interest dividend.
11

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments

Common Stocks — 92.5%
Security	Shares	Value
Argentina — 4.4%
Banco BBVA Argentina SA ADR	405,613	$ 6,721,007
Banco Macro SA ADR(1)	220,609	19,956,290
Central Puerto SA ADR(1)	229,421	3,569,791
Corp. America Airports SA(1)	73,279	1,623,863
Cresud SA ADR(1)	77,440	957,933
Empresa Distribuidora Y Comercializadora Norte ADR(1)	46,228	1,539,855
Grupo Financiero Galicia SA ADR(1)	561,880	33,223,964
Grupo Supervielle SA ADR(1)	274,546	3,409,861
IRSA Inversiones y Representaciones SA ADR	58,503	906,796
Loma Negra Cia Industrial Argentina SA ADR(1)	120,549	1,322,423
Pampa Energia SA ADR(1)	93,364	8,010,631
Telecom Argentina SA ADR(1)	204,979	2,306,014
Transportadora de Gas del Sur SA, Class B ADR(1)	159,480	4,964,612
Vista Energy SAB de CV ADR(1)	180,625	8,751,281
YPF SA ADR(1)	462,813	16,860,278
		$ 114,124,599
Belgium — 0.3%
Cenergy Holdings SA	501,707	$ 8,313,074
		$ 8,313,074
Brazil — 0.1%
Adecoagro SA	64,396	$ 519,032
Arcos Dorados Holdings, Inc., Class A	289,298	2,074,266
		$ 2,593,298
Bulgaria — 0.0%†
Eurohold Bulgaria AD(1)	944,905	$ 988,059
		$ 988,059
Canada — 0.2%
Amaroq Ltd.(1)	3,303,400	$ 3,675,729
Lithium Argentina AG(1)	236,665	996,360
		$ 4,672,089
Chile — 5.9%
Banco de Chile	148,413,700	$ 25,678,854
Banco de Credito e Inversiones SA	291,469	14,958,561
Banco Santander Chile	219,600,100	15,866,791
Cencosud SA	4,176,800	12,937,272
Empresas CMPC SA	3,778,200	5,456,352
Empresas COPEC SA	1,288,000	9,200,935
Security	Shares	Value
Chile (continued)
Enel Americas SA	37,256,118	$ 3,522,242
Enel Chile SA	93,691,114	7,151,236
Falabella SA	2,127,800	13,398,698
Latam Airlines Group SA	823,778,422	18,721,771
Plaza SA	1,338,000	3,765,104
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(1)	469,579	22,846,924
		$ 153,504,740
China — 1.3%
Alibaba Group Holding Ltd.	785,600	$ 16,716,575
Ganfeng Lithium Group Co. Ltd., Class H(2)	2,800	18,490
Tencent Holdings Ltd.	212,600	17,269,009
		$ 34,004,074
Cyprus — 3.1%
Bank of Cyprus Holdings PLC	7,448,732	$ 68,549,471
Theon International PLC	337,000	11,880,428
		$ 80,429,899
Georgia — 1.5%
Georgia Capital PLC(1)	816,886	$ 27,798,985
Lion Finance Group PLC	52,183	5,493,501
TBC Bank Group PLC	108,473	6,214,648
		$ 39,507,134
Greece — 10.5%
Aegean Airlines SA	118,953	$ 1,805,586
Alpha Bank SA	8,023,754	31,454,792
Athens International Airport SA	97,384	1,124,172
Athens Water Supply & Sewage Co. SA	106,068	848,873
Autohellas Tourist & Trading SA	49,238	627,867
Avax SA	281,000	776,278
Ellaktor SA	333,572	598,562
Eurobank Ergasias Services and Holdings SA, Class A	9,679,687	36,411,141
GEK TERNA SA	253,325	6,761,217
Hellenic Exchanges - Athens Stock Exchange SA	87,000	625,654
Hellenic Telecommunications Organization SA	621,243	11,666,196
Helleniq Energy Holdings SA	288,405	2,536,680
Holding Co. ADMIE IPTO SA	711,857	2,447,786
Ideal Holdings SA	394,993	2,674,225
JUMBO SA	403,637	12,808,484
LAMDA Development SA(1)	232,506	1,983,148
Metlen Energy & Metals PLC(1)	361,731	18,409,562
Motor Oil (Hellas) Corinth Refineries SA	207,214	6,209,694
National Bank of Greece SA	3,056,224	44,921,958

12
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Greece (continued)
Noval Property Real Estate Investment Co.	413,837	$ 1,263,583
OPAP SA	658,096	13,605,621
Optima bank SA	1,389,042	12,863,614
Piraeus Financial Holdings SA	4,251,258	33,203,220
Public Power Corp. SA	768,290	13,343,011
Qualco Group SA(1)	1,030,636	6,392,585
Sarantis SA	126,905	1,844,837
Titan SA	161,695	7,239,930
Trade Estates Real Estate Investment SA	456,600	929,114
		$ 275,377,390
Iceland — 1.6%
Arion Banki Hf.(2)	6,550,000	$ 9,171,518
Eimskipafelag Islands Hf.	707,000	1,734,922
Festi Hf.	1,903,000	4,784,678
Hagar Hf.	5,787,000	5,107,150
Hampidjan Hf.	2,363,000	2,200,747
Heimar Hf.	10,285,000	3,093,888
Islandsbanki Hf.	7,273,000	7,028,700
Kvika banki Hf.	26,333,000	3,664,211
Olgerdin Egill Skallagrims Hf.(1)	8,309,000	1,091,116
Reitir fasteignafelag Hf.	3,269,000	3,251,517
Sjova-Almennar Tryggingar Hf.	5,203,000	1,846,328
		$ 42,974,775
India — 7.8%
Adani Energy Solutions Ltd.(1)	44,159	$ 490,090
Adani Green Energy Ltd.(1)	14,178	181,871
Affle 3i Ltd.(1)	99,927	2,169,530
Ambuja Cements Ltd.	340,300	2,163,964
Apollo Hospitals Enterprise Ltd.	34,719	3,004,641
Asian Paints Ltd.	88,711	2,510,719
Avenue Supermarts Ltd.(1)(2)	10,455	488,848
Axis Bank Ltd.	191,077	2,651,672
Bajaj Finance Ltd.	221,260	2,598,611
Bharti Airtel Ltd.	285,405	6,608,890
Brightcom Group Ltd.(1)	2,938,392	449,386
Cipla Ltd.	24,973	422,289
Dabur India Ltd.	262,200	1,439,443
Divi's Laboratories Ltd.	6,252	474,644
DLF Ltd.	171,000	1,455,687
Dr. Reddy's Laboratories Ltd.	45,130	607,236
Easy Trip Planners Ltd.(1)	1,465,292	130,849
Eicher Motors Ltd.	16,790	1,324,100
Eternal Ltd.(1)	4,041,510	14,423,822
Fortis Healthcare Ltd.	118,900	1,369,414
Security	Shares	Value
India (continued)
FSN E-Commerce Ventures Ltd.(1)	1,617,207	$ 4,513,000
GAIL (India) Ltd.	88,026	181,097
Godrej Consumer Products Ltd.	54,300	683,879
Godrej Properties Ltd.(1)	23,800	612,804
Grasim Industries Ltd.	14,023	456,425
Happiest Minds Technologies Ltd.	138,050	801,021
Havells India Ltd.	9,907	166,704
HCL Technologies Ltd.	77,742	1,348,912
HDFC Asset Management Co. Ltd.(2)	22,400	1,356,822
HDFC Bank Ltd.	1,091,638	12,137,750
HDFC Life Insurance Co. Ltd.(2)	382,900	3,153,891
Hero MotoCorp Ltd.	23,400	1,460,635
Hindalco Industries Ltd.	214,409	2,044,992
Hindustan Unilever Ltd.	114,830	3,189,087
ICICI Bank Ltd.	504,874	7,650,172
ICICI Prudential Life Insurance Co. Ltd.(2)	219,900	1,463,441
IDFC First Bank Ltd.	2,276,000	2,095,667
IndiaMart InterMesh Ltd.(2)	57,341	1,589,529
Indian Railway Catering & Tourism Corp. Ltd.	319,136	2,582,534
Info Edge India Ltd.	31,905	495,027
Infosys Ltd.	634,901	10,578,777
Inox Wind Ltd.(1)	19,962	34,866
Intellect Design Arena Ltd.	150,656	1,922,330
ITC Hotels Ltd.(1)	4,344	10,604
ITC Ltd.	573,245	2,713,471
Jindal Steel Ltd.	142,691	1,713,133
Jio Financial Services Ltd.	44,476	153,719
JSW Energy Ltd.	100,600	597,372
JSW Steel Ltd.	147,783	2,006,731
Jubilant Foodworks Ltd.	369,318	2,485,761
Kotak Mahindra Bank Ltd.	84,204	1,994,691
KPIT Technologies Ltd.	119,000	1,562,893
Larsen & Toubro Ltd.	76,893	3,488,976
Lodha Developers Ltd.(2)	158,400	2,139,707
LTIMindtree Ltd.(2)	3,328	212,882
Mahindra & Mahindra Ltd.	110,746	4,348,781
Mankind Pharma Ltd.	34,600	928,757
Marico Ltd.	182,100	1,476,138
Maruti Suzuki India Ltd.	21,857	3,980,500
Max Healthcare Institute Ltd.	111,900	1,446,574
Mphasis Ltd.	3,178	98,782
Muthoot Finance Ltd.	39,700	1,422,457
Nazara Technologies Ltd.(1)	247,148	742,785
Nestle India Ltd.	55,406	794,107
Nippon Life India Asset Management Ltd.(2)	143,900	1,416,979
NTPC Ltd.	365,456	1,386,172

13
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Oberoi Realty Ltd.	80,800	$ 1,617,696
Oil & Natural Gas Corp. Ltd.	352,901	1,015,560
One 97 Communications Ltd.(1)	101,200	1,483,877
Persistent Systems Ltd.	96,300	6,408,584
Petronet LNG Ltd.	28,740	91,004
PI Industries Ltd.	22,263	897,007
Power Grid Corp. of India Ltd.	390,517	1,267,026
Reliance Industries Ltd.	591,110	9,890,950
Route Mobile Ltd.	49,350	395,921
SBI Life Insurance Co. Ltd.(2)	70,300	1,546,746
Shriram Finance Ltd.	125,500	1,058,341
Spandana Sphoorty Financial Ltd.(1)	15,205	21,505
SRF Ltd.	5,781	190,813
State Bank of India	295,592	3,120,700
Sun Pharmaceutical Industries Ltd.	72,699	1,385,849
Tanla Platforms Ltd.	101,227	695,621
Tata Consultancy Services Ltd.	191,359	6,585,947
Tata Consumer Products Ltd.	205,547	2,696,482
Tata Elxsi Ltd.	1,296	79,602
Tata Motors Ltd.(1)	101,464	298,033
Tata Motors Passenger Vehicles Ltd.	101,464	468,310
Tata Steel Ltd.	1,171,033	2,410,004
Tech Mahindra Ltd.	42,067	674,282
Titan Co. Ltd.	33,836	1,427,806
Trent Ltd.	14,564	769,303
Tube Investments of India Ltd.	4,113	139,915
TVS Motor Co. Ltd.	74,600	2,946,308
UltraTech Cement Ltd.	20,809	2,798,195
UPL Ltd.	20,280	164,475
Varun Beverages Ltd.	351,047	1,855,069
Wipro Ltd.	2,410,642	6,528,468
		$ 203,536,439
Kuwait — 3.1%
Boubyan Bank KSCP	1,851,250	$ 4,319,777
Gulf Bank KSCP	2,379,524	2,718,646
Kuwait Finance House KSCP	13,068,480	34,215,134
Mabanee Co. KPSC	819,520	2,691,403
Mobile Telecommunications Co. KSCP	2,324,600	4,017,401
National Bank of Kuwait SAKP	9,989,636	34,211,971
		$ 82,174,332
Luxembourg — 0.3%
Alvotech SA(1)	871,300	$ 6,583,817
Reinet Investments SCA	59,600	1,908,776
		$ 8,492,593
Security	Shares	Value
Malaysia — 0.0%†
Gamuda Bhd.	30,405	$ 36,517
Kuala Lumpur Kepong Bhd.	888	4,343
QL Resources Bhd.	750	743
		$ 41,603
Myanmar — 0.1%
Yoma Strategic Holdings Ltd.(1)	30,000,000	$ 1,890,212
		$ 1,890,212
Nigeria — 1.8%
Access Holdings PLC	180,636,000	$ 3,076,532
Dangote Cement PLC	6,821,000	2,863,889
Fidelity Bank PLC	201,131,544	2,673,531
First HoldCo PLC	126,904,487	2,798,241
Guaranty Trust Holding Co. PLC	112,413,000	7,014,694
Guaranty Trust Holding Co. PLC	40,000,000	2,695,160
MTN Nigeria Communications PLC(1)	10,899,410	3,773,529
Nestle Nigeria PLC(1)	370,301	465,587
Nigerian Breweries PLC(1)	38,842,000	1,943,600
Oando PLC(1)	37,158,943	1,253,215
Presco PLC	1,545,000	1,587,706
SEPLAT Energy PLC	835,000	3,493,324
Stanbic IBTC Holdings PLC	18,733,000	1,474,264
Transnational Corp. of Nigeria PLC	10,663,709	373,096
United Bank for Africa PLC	132,464,318	3,708,684
Zenith Bank PLC	146,664,000	6,452,684
		$ 45,647,736
Oman — 1.0%
Asyad Shipping Co.	3,677,800	$ 1,664,079
Bank Muscat SAOG	6,093,600	5,351,638
Bank Nizwa SAOG	3,684,900	987,100
National Bank of Oman SAOG	1,116,300	1,057,709
Oman Telecommunications Co. SAOG	998,800	2,693,282
Ominvest SAOG	1,152,500	936,080
OQ Base Industries SAOG	5,027,100	2,273,155
OQ Exploration & Production SAOG	5,151,000	4,730,960
OQ Gas Networks SAOC	6,403,400	3,064,352
Sohar International Bank SAOG	9,616,900	4,003,658
		$ 26,762,013
Pakistan — 1.7%
Bank Al Habib Ltd.	2,213,300	$ 1,519,820
Bank Alfalah Ltd.	1,687,000	669,787
Engro Fertilizers Ltd.	1,892,500	1,400,806
Engro Holdings Ltd.	2,058,642	1,604,807

14
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Pakistan (continued)
Fauji Fertilizer Co. Ltd.	1,778,200	$ 3,100,894
Habib Bank Ltd.	1,895,600	2,046,103
Hub Power Co. Ltd.	3,273,300	2,530,793
Interloop Ltd.	1,375,600	405,857
Lucky Cement Ltd.	1,438,000	2,357,207
Mari Energies Ltd.	593,000	1,479,238
MCB Bank Ltd.	911,200	1,178,414
Millat Tractors Ltd.	397,311	710,776
Oil & Gas Development Co. Ltd.	1,895,300	1,739,635
Pakistan Oilfields Ltd.	344,100	729,459
Pakistan Petroleum Ltd.	1,883,000	1,257,123
Pakistan State Oil Co. Ltd.	786,200	1,257,053
SUI Northern Gas Pipeline	1,067,100	495,304
Systems Ltd.	1,830,500	1,004,254
TRG Pakistan(1)	1,518,600	396,632
VEON Ltd. ADR(1)	367,388	17,689,732
		$ 43,573,694
Philippines — 2.3%
Ayala Corp.	368,880	$ 2,931,436
Ayala Land, Inc.	5,410,000	1,827,470
Bank of the Philippine Islands	3,390,710	6,072,146
BDO Unibank, Inc.	3,684,500	8,356,231
Converge Information & Communications Technology Solutions, Inc.	3,062,600	663,065
GT Capital Holdings, Inc.	177,870	1,649,852
International Container Terminal Services, Inc.	1,797,260	16,210,178
JG Summit Holdings, Inc.	4,628,100	1,882,310
Jollibee Foods Corp.	921,020	3,388,600
Metropolitan Bank & Trust Co.	2,717,440	3,185,241
PLDT, Inc.	144,530	2,746,848
SM Investments Corp.	211,790	2,620,754
SM Prime Holdings, Inc.	19,967,400	7,600,234
		$ 59,134,365
Romania — 0.1%
NEPI Rockcastle NV	267,180	$ 2,166,760
		$ 2,166,760
Slovenia — 2.0%
Nova Ljubljanska Banka DD(2)	72,121	$ 14,597,775
Nova Ljubljanska Banka DD GDR(3)	949,166	38,081,876
		$ 52,679,651
South Africa — 4.1%
Absa Group Ltd.	362,500	$ 4,050,532
Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.	122,100	$ 691,582
Bid Corp. Ltd.	144,200	3,569,553
Bidvest Group Ltd.	141,800	1,844,583
Capitec Bank Holdings Ltd.	37,949	8,396,119
Clicks Group Ltd.	103,200	2,175,970
Discovery Ltd.	230,900	2,900,975
E Media Holdings Ltd.	68,360	7,725
FirstRand Ltd.	2,155,000	10,227,406
Gold Fields Ltd.	403,400	15,553,522
Harmony Gold Mining Co. Ltd.	269,200	4,479,102
Impala Platinum Holdings Ltd.	386,200	4,138,900
Kumba Iron Ore Ltd.	20,700	412,262
MTN Group Ltd.	756,300	7,555,824
Nedbank Group Ltd.	193,300	2,635,217
Old Mutual Ltd.	1,832,600	1,433,009
OUTsurance Group Ltd.	368,500	1,550,755
Pepkor Holdings Ltd.(2)	1,536,386	2,342,557
Remgro Ltd.	212,900	2,111,611
Sanlam Ltd.	775,200	4,067,932
Sasol Ltd.(1)	231,300	1,447,146
Shoprite Holdings Ltd.	213,500	3,571,141
Sibanye Stillwater Ltd.(1)	1,231,000	3,266,704
Standard Bank Group Ltd.	563,800	8,290,588
Valterra Platinum Ltd.	116,100	7,180,693
Vodacom Group Ltd.	283,000	2,290,957
Woolworths Holdings Ltd.	307,000	926,944
		$ 107,119,309
South Korea — 14.3%
Celltrion, Inc.	32,358	$ 3,982,805
CJ CheilJedang Corp.	8,500	1,366,985
Coway Co. Ltd.	41,000	2,563,721
Doosan Enerbility Co. Ltd.(1)	127,109	7,866,907
GS Holdings Corp.	53,600	1,801,577
Hana Financial Group, Inc.	88,200	5,283,936
Hanwha Aerospace Co. Ltd.	16,300	11,180,571
HD Hyundai Heavy Industries Co. Ltd.	15,000	6,316,803
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	19,100	6,348,468
Hyundai Mobis Co. Ltd.	52,000	11,499,148
Hyundai Rotem Co. Ltd.	35,500	5,735,431
Industrial Bank of Korea	236,400	3,203,684
Kakao Corp.	150,200	6,845,321
Kangwon Land, Inc.	127,100	1,504,754
KB Financial Group, Inc.	183,300	14,963,436
KT&G Corp.	67,500	6,352,547
LG Uplus Corp.	255,100	2,726,916

15
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
Meritz Financial Group, Inc.	56,700	$ 4,393,911
NAVER Corp.	89,169	16,711,712
Samsung C&T Corp.	93,800	14,843,966
Samsung Electro-Mechanics Co. Ltd.	21,300	3,651,258
Samsung Electronics Co. Ltd.	1,767,483	133,049,372
Samsung Fire & Marine Insurance Co. Ltd.	14,200	4,394,961
Samsung Life Insurance Co. Ltd.	59,800	6,462,540
Shinhan Financial Group Co. Ltd.	157,400	8,084,462
SK Hynix, Inc.	191,100	74,355,754
SK Telecom Co. Ltd.	115,400	4,225,010
Woori Financial Group, Inc.	219,600	3,909,252
		$ 373,625,208
Spain — 0.0%†
Ecogas Inversiones SA GDR(1)(2)	181,105	$ 21,982
		$ 21,982
Taiwan — 6.7%
Accton Technology Corp.	45,000	$ 1,564,951
Advantech Co. Ltd.	42,000	426,610
Alchip Technologies Ltd.	7,000	788,612
ASE Technology Holding Co. Ltd.	302,000	2,416,230
Asia Vital Components Co. Ltd.	29,000	1,327,639
Asustek Computer, Inc.	64,000	1,445,856
Cathay Financial Holding Co. Ltd.	839,000	1,741,170
Chailease Holding Co. Ltd.	138,491	462,916
China Steel Corp.	1,116,000	673,399
Chunghwa Telecom Co. Ltd.	345,000	1,470,029
Compal Electronics, Inc.	270,000	288,509
CTBC Financial Holding Co. Ltd.	1,508,000	2,047,988
Delta Electronics, Inc.	177,000	5,693,004
E Ink Holdings, Inc.	78,000	535,853
E.Sun Financial Holding Co. Ltd.	1,319,699	1,274,757
Elite Material Co. Ltd.	27,000	1,186,264
eMemory Technology, Inc.	6,000	386,387
Evergreen Marine Corp. Taiwan Ltd.	100,000	627,312
Far EasTone Telecommunications Co. Ltd.	162,000	486,510
First Financial Holding Co. Ltd.	1,039,760	964,440
Formosa Chemicals & Fibre Corp.	276,000	261,163
Formosa Plastics Corp.	381,000	470,819
Fubon Financial Holding Co. Ltd.	753,990	2,231,483
Gigabyte Technology Co. Ltd.	48,000	435,136
Hon Hai Precision Industry Co. Ltd.	1,117,000	9,290,515
Hotai Motor Co. Ltd.	28,000	513,336
Hua Nan Financial Holdings Co. Ltd.	810,565	769,045
International Games System Co. Ltd.	23,000	537,444
Security	Shares	Value
Taiwan (continued)
KGI Financial Holding Co. Ltd.	1,472,580	$ 759,618
Largan Precision Co. Ltd.	9,000	645,968
Lite-On Technology Corp.	191,000	1,108,084
MediaTek, Inc.	138,000	5,852,500
Mega Financial Holding Co. Ltd.	1,067,750	1,403,765
Nan Ya Plastics Corp.	478,000	643,198
Novatek Microelectronics Corp.	53,000	675,280
Pegatron Corp.	180,000	433,042
PharmaEssentia Corp.	25,523	412,349
President Chain Store Corp.	52,000	402,687
Quanta Computer, Inc.	243,000	2,356,670
Realtek Semiconductor Corp.	44,000	734,741
Shanghai Commercial & Savings Bank Ltd.	357,000	459,568
SinoPac Financial Holdings Co. Ltd.	1,014,767	844,685
Taiwan Cooperative Financial Holding Co. Ltd.	992,394	766,968
Taiwan Mobile Co. Ltd.	159,000	565,858
Taiwan Semiconductor Manufacturing Co. Ltd.	2,212,000	106,971,582
TCC Group Holdings Co. Ltd.	611,000	438,377
TS Financial Holding Co. Ltd.	1,973,608	1,198,978
TS Financial Holding Co. Ltd., PFC Shares(1)	237,825	71,336
Unimicron Technology Corp.	118,000	621,924
Uni-President Enterprises Corp.	434,000	1,108,835
United Microelectronics Corp.	1,032,000	1,558,554
Wistron Corp.	249,000	1,206,734
Wiwynn Corp.	10,000	1,410,196
Yageo Corp.	151,952	1,223,041
Yuanta Financial Holding Co. Ltd.	973,473	1,089,944
		$ 175,281,859
Togo — 0.0%†
Ecobank Transnational, Inc.(1)	115,300	$ 3,133
		$ 3,133
United Arab Emirates — 4.4%
Abu Dhabi Commercial Bank PJSC	2,152,331	$ 8,444,237
Abu Dhabi Islamic Bank PJSC	990,227	5,689,970
Abu Dhabi National Oil Co. for Distribution PJSC	1,932,676	1,888,845
ADNOC Logistics & Services	2,000,000	3,124,140
Agthia Group PJSC	2,220,832	2,338,945
Air Arabia PJSC	4,642,425	4,926,022
Al Ansari Financial Services PJSC	1,805,311	479,868
Al Waha Capital PJSC	6,168,401	2,854,774
Aldar Properties PJSC	4,332,652	10,615,500
Amanat Holdings PJSC	10,123,250	3,168,414
Americana Restaurants International PLC	1,335,869	760,365
Deyaar Development PJSC	16,085,701	4,517,332

16
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
United Arab Emirates (continued)
Dubai Electricity & Water Authority PJSC	1,988,024	$ 1,504,073
Dubai Islamic Bank PJSC	1,955,614	5,058,813
Emaar Properties PJSC	5,225,625	20,221,306
Emirates NBD Bank PJSC	960,687	7,351,062
Emirates Telecommunications Group Co. PJSC	2,102,157	11,098,930
First Abu Dhabi Bank PJSC	2,746,705	13,038,626
Modon Holding PSC(1)	227,300	225,832
Multiply Group PJSC(1)	2,223,266	1,806,462
National Central Cooling Co. PJSC	689,840	567,045
Ras Al Khaimah Ceramics PJSC	3,875,806	2,712,141
Taaleem Holdings PJSC	29,300	34,592
Talabat Holding PLC	5,000,000	1,301,496
		$ 113,728,790
United Kingdom — 0.6%
Anglogold Ashanti PLC	222,900	$ 15,282,870
		$ 15,282,870
Vietnam — 13.3%
Airports Corp. of Vietnam JSC(1)	2,660,285	$ 5,600,600
An Cuong Wood Working JSC	19,500	26,969
Asia Commercial Bank JSC	3,066,532	2,976,132
Ba Ria - Vung Tau House Development JSC(1)	610,400	779,535
Bank for Foreign Trade of Vietnam JSC	5,490,096	12,430,140
Bank for Investment & Development of Vietnam JSC	7,640,253	10,872,509
Baominh Insurance Corp.	1,965,398	1,467,036
Binh Duong Water Environment Corp. JSC	977,800	1,820,578
Binh Minh Plastics JSC	418,100	2,696,134
Binh Son Refining & Petrochemical JSC(1)	2,948,667	1,867,456
Century Land JSC(1)	520,000	197,354
Century Synthetic Fiber Corp.(1)	20,546	13,509
Coteccons Construction JSC	1,032,400	4,058,440
Dat Xanh Real Estate Services JSC(1)	592,200	235,829
Digiworld Corp.	1,876,240	2,836,817
Dong Hai JSC of Bentre	250,320	328,629
Duc Giang Chemicals JSC	1,624,800	5,924,544
FPT Corp.	4,014,338	15,839,234
FPT Digital Retail JSC(1)	3,081,625	17,360,660
Gelex Group JSC	2,765,750	4,625,334
Gemadept Corp.	3,433,300	8,886,675
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	1,623,500	1,974,695
Hoa Phat Group JSC(1)	7,071,323	7,182,464
IDICO Corp. JSC	1,184,845	1,712,168
Khang Dien House Trading & Investment JSC(1)	7,815,165	10,642,202
Kinh Bac City Development Holding Corp.(1)	5,670,900	7,541,580
Security	Shares	Value
Vietnam (continued)
Masan Group Corp.(1)	3,177,500	$ 9,612,311
Military Commercial Joint Stock Bank	5,055,996	4,535,772
Mobile World Investment Corp.	6,665,800	20,899,597
Nam Long Investment Corp.	5,665,900	8,549,270
Novaland Investment Group Corp.(1)	7,524	3,909
PC1 Group JSC(1)	2,196,435	1,983,691
PetroVietNam Ca Mau Fertilizer JSC	400,200	531,532
PetroVietnam Drilling & Well Services JSC	1,788,000	1,473,425
Petrovietnam Fertilizer & Chemicals JSC	742,423	676,328
PetroVietnam Gas JSC	806,284	1,890,183
PetroVietnam Technical Services Corp.	3,278,762	4,087,078
Petrovietnam Transportation Corp.(1)	2,790,876	1,863,656
Pha Lai Thermal Power JSC	3,092,560	1,209,601
Phat Dat Real Estate Development Corp.(1)	4,367,954	3,736,421
Phu Nhuan Jewelry JSC	2,756,566	9,916,052
Phu Tai Corp.	668,700	1,329,058
Phuoc Hoa Rubber JSC	878,500	1,866,317
Quang Ngai Sugar JSC	316,000	541,577
Quang Ninh Thermal Power JSC	2,650,550	1,299,339
Refrigeration Electrical Engineering Corp.	1,022,324	2,562,278
Sai Gon VRG Investment Corp.	3,029,520	6,474,342
Saigon Beer Alcohol Beverage Corp.	4,882,300	8,506,168
Saigon Thuong Tin Commercial JSB(1)	2,460,000	5,184,103
Sao Ta Foods JSC	402,800	557,223
Sonadezi Chau Duc Shareholding Co.	932,800	1,104,106
SSI Securities Corp.	6,577,830	8,561,635
Taseco Air Services JSC	321,674	915,680
Techcom Securities JSC(1)	5,639,228	9,696,943
Thien Long Group Corp.	309,540	629,006
Thu Dau Mot Water JSC	1,800	3,897
Tien Phong Commercial Joint Stock Bank	2,780,925	1,759,636
Vietjet Aviation JSC(1)	144,200	1,024,258
Vietnam Dairy Products JSC	2,591,800	5,673,913
Vietnam Engine & Agricultural Machinery Corp.	241,100	377,477
Vietnam Joint Stock Commercial Bank for Industry & Trade	7,593,700	14,137,971
Vietnam National Petroleum Group	945,900	1,243,636
Vietnam Prosperity JSC Bank	18,429,700	20,061,603
Vietnam Technological & Commercial Joint Stock Bank	3,114,800	4,151,525
Viettel Construction Joint Stock Corp.	412,600	1,443,003
Vincom Retail JSC(1)	2,112,600	2,671,284
Vingroup JSC(1)	1,759,300	12,792,303
Vinh Hoan Corp.	3,939,000	8,822,071

17
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
Vinhomes JSC(1)(2)	6,063,500	$ 22,867,736
VNDirect Securities Corp.	990,875	752,983
		$ 347,877,120
Total Common Stocks (identified cost $1,865,217,520)		$2,415,528,800

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(3)(4)(5)	UZS	40,521,780	$ 3,382,174
Total Loan Participation Notes (identified cost $3,432,858)			$ 3,382,174

Preferred Stocks — 0.0%†
Security	Shares	Value
India — 0.0%†
TVS Motor Co. Ltd., 6.00%(1)	153,600	$ 17,303
Total Preferred Stocks (identified cost $0)		$ 17,303

Rights — 0.0%†
Security	Shares	Value
Vietnam — 0.0%†
Nam Long Investment Corp., Exp. 11/20/25(1)	5,665,900	$ 823,291
Total Rights (identified cost $0)		$ 823,291

Sovereign Government Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(3)	UZS	80,750,000	$ 6,948,609
Total Sovereign Government Bonds (identified cost $6,418,781)			$ 6,948,609

Short-Term Investments — 4.1%
Affiliated Fund — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(6)	90,198,552	$ 90,198,552
Total Affiliated Fund (identified cost $90,198,552)		$ 90,198,552

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 12/4/25	$15,500	$ 15,448,353
0.00%, 12/18/25	500	497,586
0.00%, 1/8/26	506	502,496
Total U.S. Treasury Obligations (identified cost $16,444,321)		$ 16,448,435
Total Short-Term Investments (identified cost $106,642,873)		$ 106,646,987

Total Purchased Options — 0.4% (identified cost $18,593,242)	$ 10,475,445
Total Investments — 97.4% (identified cost $2,000,305,274)	$2,543,822,609
Other Assets, Less Liabilities — 2.6%	$ 68,047,488
Net Assets — 100.0%	$2,611,870,097
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.

18
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $62,388,903 or 2.4% of the Portfolio's net assets.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $48,412,659 or 1.9% of the Portfolio's net assets.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of October 31, 2025.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	35.1%	$911,170,582
Information Technology	16.1	428,281,403
Industrials	8.1	211,488,524
Consumer Discretionary	7.3	189,228,892
Real Estate	5.7	149,864,317
Materials	5.7	143,298,362
Communication Services	4.9	127,812,930
Consumer Staples	3.6	96,395,769
Energy	3.3	84,647,888
Utilities	2.0	56,252,944
Health Care	0.8	21,309,957
Government	0.3	6,948,609
Short-Term Investments	4.1	106,646,987
Total	97.0%	$2,533,347,164
Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	240,000,000	CNH	7.00	4/2/26	$1,305,120
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	74,874
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	40,087
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	38,628
Total							$1,458,709
19
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Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Purchased Call Options (Exchange-Traded) — 0.3%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Hang Seng China Enterprises Index Futures 03/2026	8,100	HKD 3,713,274,900	HKD 10,400.00	3/20/26	$9,016,736
Total					$9,016,736
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	57,608,000,000	USD	60,072,285	12/17/25	$ 1,056,828
CLP	56,220,245,985	USD	58,996,442	12/17/25	660,096
CLP	13,920,118,517	USD	14,512,217	12/17/25	258,726
CLP	2,859,000,000	USD	2,981,635	12/17/25	52,113
EUR	1,296,988	USD	1,529,196	12/17/25	(30,575)
INR	3,515,000,000	USD	39,723,798	12/17/25	(221,441)
INR	4,688,000,000	USD	52,973,487	12/17/25	(288,693)
INR	6,447,000,000	USD	72,845,838	12/17/25	(393,008)
KRW	57,192,000,000	USD	41,313,849	12/17/25	(1,220,849)
KRW	61,181,500,000	USD	44,191,598	12/17/25	(1,301,861)
TWD	1,000,500,000	USD	33,019,802	12/17/25	(482,902)
TWD	1,515,500,000	USD	50,008,249	12/17/25	(723,221)
TWD	2,118,000,000	USD	70,545,915	12/17/25	(1,667,201)
TWD	2,216,528,532	USD	73,982,928	12/17/25	(1,900,004)
USD	708,475	CLP	680,575,185	12/17/25	(13,698)
USD	3,164,451	CLP	3,028,000,000	12/17/25	(48,626)
USD	9,869,381	CLP	9,422,989,317	12/17/25	(129,559)
USD	123,498,579	CLP	117,475,800,000	12/17/25	(1,157,571)
USD	200,455,581	EUR	170,016,477	12/17/25	4,007,972
USD	4,890,739	EUR	4,148,082	12/17/25	97,787
USD	4,219,714	EUR	3,578,952	12/17/25	84,370
USD	7,218,405	EUR	6,219,221	12/17/25	32,331
USD	10,872,769	TWD	332,000,000	12/17/25	75,917
USD	10,818,943	TWD	330,800,000	12/17/25	61,116
USD	10,854,994	TWD	332,000,000	12/17/25	58,142
USD	10,813,460	TWD	331,000,000	12/17/25	49,128
USD	9,380,618	TWD	287,000,000	12/17/25	47,194
USD	6,491,227	TWD	199,034,000	12/17/25	18,514
USD	5,769,973	TWD	176,942,000	12/17/25	15,706
USD	5,352,022	TWD	164,093,000	12/17/25	15,613
USD	5,048,712	TWD	154,844,000	12/17/25	13,086
USD	4,703,204	TWD	144,249,000	12/17/25	12,134
USD	4,327,466	TWD	132,758,000	12/17/25	10,091
USD	3,252,174	TWD	99,832,000	12/17/25	5,574
USD	6,491,212	TWD	199,436,000	12/17/25	5,426
USD	6,491,214	TWD	199,475,000	12/17/25	4,159
20
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,769,959	TWD	177,357,000	12/17/25	$ 2,196
USD	3,519,192	TWD	108,187,000	12/17/25	882
USD	1,829,508	TWD	56,257,000	12/17/25	(6)
					$(2,934,114)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	193	Long	11/27/25	$17,782,183	$ 107,115
Hang Seng China Enterprises Index	948	Long	11/27/25	56,049,432	(1,674,581)
					$(1,567,466)
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	34,638	Positive Return on Shenzhen Stock Exchange Composite Index plus (8.25% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	11/19/25	$3,107,805
UBS AG	USD	58,240	Positive Return on Shenzhen Stock Exchange Composite Index plus (9.50% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	11/19/25	5,375,075
						$8,482,880
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som

21
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,910,106,722)	$2,453,624,057
Affiliated investments, at value (identified cost $90,198,552)	90,198,552
Cash	377,562
Deposits for derivatives collateral:
Futures contracts	8,727,663
Centrally cleared derivatives	18,954,366
Foreign currency, at value (identified cost $12,797,670)	12,740,729
Interest and dividends receivable	2,299,535
Dividends receivable from affiliated investments	632,831
Receivable for investments sold	24,100,886
Securities lending income receivable	1,671
Receivable for variation margin on open centrally cleared derivatives	396,343
Receivable for open swap contracts	8,482,880
Tax reclaims receivable	20,226
Trustees' deferred compensation plan	19,789
Total assets	$2,620,577,090
Liabilities
Payable for variation margin on open futures contracts	$963,195
Payable to affiliates:
Investment adviser fee	2,005,525
Trustees' fees	9,223
Trustees' deferred compensation plan	19,789
Payable for custodian fee	598,698
Accrued foreign capital gains taxes	5,003,263
Accrued expenses	107,300
Total liabilities	$8,706,993
Net Assets applicable to investors' interest in Portfolio	$2,611,870,097
22
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $4,386,739)	$48,534,953
Dividend income from affiliated investments	4,515,854
Interest income (net of foreign taxes withheld of $297)	4,758,041
Securities lending income, net	23,891
Total investment income	$57,832,739
Expenses
Investment adviser fee	$16,328,971
Trustees’ fees and expenses	96,615
Custodian fee	2,110,154
Legal and accounting services	151,925
Miscellaneous	151,919
Total expenses	$18,839,584
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$154,859
Total expense reductions	$154,859
Net expenses	$18,684,725
Net investment income	$39,148,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,209,554)	$32,782,777
Futures contracts	(6,650,982)
Swap contracts	15,407,719
Foreign currency transactions	(896,597)
Forward foreign currency exchange contracts	(8,664,634)
Net realized gain	$31,978,283
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $1,522,259)	$422,395,036
Futures contracts	1,543,561
Swap contracts	8,482,880
Foreign currency	261,897
Forward foreign currency exchange contracts	(3,191,261)
Net change in unrealized appreciation (depreciation)	$429,492,113
Net realized and unrealized gain	$461,470,396
Net increase in net assets from operations	$500,618,410
23
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$39,148,014	$23,374,540
Net realized gain	31,978,283	8,825,058
Net change in unrealized appreciation (depreciation)	429,492,113	86,046,868
Net increase in net assets from operations	$500,618,410	$118,246,466
Capital transactions:
Contributions	$1,036,069,274	$688,948,624
Withdrawals	(70,058,137)	(38,364,598)
Net increase in net assets from capital transactions	$966,011,137	$650,584,026
Net increase in net assets	$1,466,629,547	$768,830,492
Net Assets
At beginning of year	$1,145,240,550	$376,410,058
At end of year	$2,611,870,097	$1,145,240,550
24
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.09%	1.12%	1.20%	1.26%	1.24%
Net expenses	1.09%(2)	1.12%(2)	1.15%(2)	1.26%(2)	1.24%
Net investment income	2.28%	2.82%	2.30%	2.17%	1.04%
Portfolio Turnover	54%	65%	69%	67%	70%
Total Return	32.07%	24.31%	16.11%	(16.87)%	35.70%
Net assets, end of year (000’s omitted)	$2,611,870	$1,145,241	$376,410	$183,633	$190,503
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
25
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives.U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual
26

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with
27

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
L  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $16,328,971 or 0.95% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $154,859 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
28

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,738,663,008 and $825,829,811, respectively, for the year ended October 31, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,043,877,829
Gross unrealized appreciation	$531,936,857
Gross unrealized depreciation	(36,460,393)
Net unrealized appreciation	$495,476,464
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: The Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for
29

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$9,016,736	$1,458,709	$10,475,445
Not applicable	107,115(1)	6,645,101(1)	6,752,216
Receivable for open swap contracts	8,482,880	—	8,482,880
Total Asset Derivatives	$17,606,731	$8,103,810	$25,710,541
Derivatives not subject to master netting or similar agreements	$9,123,851	$6,645,101	$15,768,952
Total Asset Derivatives subject to master netting or similar agreements	$8,482,880	$1,458,709	$9,941,589
Not applicable	$(1,674,581)(1)	$(9,579,215)(1)	$(11,253,796)
Total Liability Derivatives not subject to master netting or similar agreements	$(1,674,581)	$(9,579,215)	$(11,253,796)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
JPMorgan Chase Bank, N.A.	$4,566,514	$ —	$(4,566,514)	$ —	$ —
UBS AG	5,375,075	—	(5,375,075)	—	—
	$9,941,589	$—	$(9,941,589)	$—	$—
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
30

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$10,388,422(1)	$(262,860)(1)	$ —	$10,125,562
Futures contracts	(6,650,982)	—	—	(6,650,982)
Swap contracts	12,853,005	—	2,554,714	15,407,719
Forward foreign currency exchange contracts	—	(8,664,634)	—	(8,664,634)
Total	$16,590,445	$(8,927,494)	$2,554,714	$10,217,665
Change in unrealized appreciation (depreciation):
Investments	$(4,326,049)(1)	$(575,684)(1)	$ —	$(4,901,733)
Futures contracts	1,543,561	—	—	1,543,561
Swap contracts	8,482,880	—	—	8,482,880
Forward foreign currency exchange contracts	—	(3,191,261)	—	(3,191,261)
Total	$5,700,392	$(3,766,945)	$ —	$1,933,447
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$115,773,000	$981,627,000	$53,436,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased equity index options contracts outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was 4,788 contracts. The average principal amount of purchased currency options contracts outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was approximately $85,198,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
31

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

7  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
The Portfolio did not have any securities on loan at October 31, 2025.
8  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $90,198,552, which represents 3.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$50,579,542	$1,327,323,482	$(1,287,704,472)	$ —	$ —	$90,198,552	$4,515,854	90,198,552
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 152,770,178	$ —	$ 152,770,178
Asia	35,227,173	1,203,737,401	—	1,238,964,574
Developed Europe	—	75,085,294	—	75,085,294
Emerging Europe	—	443,908,963	—	443,908,963
32

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Latin America	$116,717,897	$ 153,504,740	$ —	$ 270,222,637
Middle East	—	222,665,135	—	222,665,135
North America	996,360	10,915,659	—	11,912,019
Total Common Stocks	$152,941,430	$2,262,587,370**	$ —	$2,415,528,800
Loan Participation Notes	$ —	$ —	$3,382,174	$ 3,382,174
Preferred Stocks	—	17,303	—	17,303
Rights	—	823,291	—	823,291
Sovereign Government Bonds	—	6,948,609	—	6,948,609
Short-Term Investments:
Affiliated Fund	90,198,552	—	—	90,198,552
U.S. Treasury Obligations	—	16,448,435	—	16,448,435
Purchased Currency Options	—	1,458,709	—	1,458,709
Purchased Call Options	9,016,736	—	—	9,016,736
Total Investments	$252,156,718	$ 2,288,283,717	$3,382,174	$2,543,822,609
Forward Foreign Currency Exchange Contracts	$ —	$ 6,645,101	$ —	$ 6,645,101
Futures Contracts	—	107,115	—	107,115
Swap Contracts	—	8,482,880	—	8,482,880
Total	$252,156,718	$ 2,303,518,813	$3,382,174	$2,559,057,705
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (9,579,215)	$ —	$ (9,579,215)
Futures Contracts	—	(1,674,581)	—	(1,674,581)
Total	$ —	$ (11,253,796)	$ —	$ (11,253,796)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
33

Global Macro Capital Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
34

Global Macro Capital Opportunities Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
35

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
36

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
37

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. In this regard, the Board considered each Adviser’s responsibilities with respect to oversight of the Sub-adviser. In particular, the Board considered the abilities and experience of each Adviser’s and the Sub-adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance, secondary and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
38

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
39

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EACOX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025